UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Consumer discretionary – 11.4%
Auto components – 0.2%
BorgWarner, Inc.	42,758	$2,190,492
Delphi Automotive PLC	57,901	5,697,458
The Goodyear Tire & Rubber Company	54,667	1,817,678
		9,705,628
Automobiles – 0.5%
Ford Motor Company	848,666	10,158,532
General Motors Company	284,174	11,474,946
Harley-Davidson, Inc. (A)	36,704	1,769,500
		23,402,978
Distributors – 0.1%
Genuine Parts Company	32,083	3,068,739
LKQ Corp. (B)	66,321	2,386,893
		5,455,632
Diversified consumer services – 0.0%
H&R Block, Inc.	44,592	1,180,796
Hotels, restaurants and leisure – 1.7%
Carnival Corp.	88,398	5,707,859
Chipotle Mexican Grill, Inc. (B)	5,441	1,674,903
Darden Restaurants, Inc.	26,958	2,123,751
Hilton Worldwide Holdings, Inc.	44,394	3,083,163
Marriott International, Inc., Class A	68,019	7,499,775
McDonald’s Corp.	175,558	27,506,427
MGM Resorts International	112,107	3,653,567
Royal Caribbean Cruises, Ltd.	37,299	4,421,423
Starbucks Corp.	312,971	16,809,672
Wyndham Worldwide Corp.	22,171	2,337,045
Wynn Resorts, Ltd.	17,321	2,579,443
Yum! Brands, Inc.	74,736	5,501,317
		82,898,345
Household durables – 0.4%
D.R. Horton, Inc.	73,395	2,930,662
Garmin, Ltd.	23,904	1,290,099
Leggett & Platt, Inc.	28,947	1,381,640
Lennar Corp., A Shares	44,087	2,327,794
Mohawk Industries, Inc. (B)	13,789	3,412,915
Newell Brands, Inc.	106,224	4,532,578
PulteGroup, Inc.	59,557	1,627,693
Whirlpool Corp.	15,706	2,896,815
		20,400,196
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (B)	86,410	83,070,254
Expedia, Inc.	26,493	3,813,402
Netflix, Inc. (B)	93,509	16,957,857
The Priceline Group, Inc. (B)	10,632	19,465,278
TripAdvisor, Inc. (B)	23,484	951,807
		124,258,598
Leisure products – 0.1%
Hasbro, Inc.	24,693	2,411,765
Mattel, Inc. (A)	73,708	1,141,000
		3,552,765
Media – 2.7%
CBS Corp., Class B	78,924	4,577,592
Charter Communications, Inc.,
Class A (B)	43,596	15,843,658
Comcast Corp., Class A	1,019,470	39,229,206
Discovery Communications, Inc.,
Series A (A)(B)	32,823	698,802
Discovery Communications, Inc.,
Series C (B)	45,698	925,841
DISH Network Corp., Class A (B)	49,209	2,668,604
News Corp., Class A	83,238	1,103,736
News Corp., Class B	25,493	347,979
Omnicom Group, Inc.	50,319	3,727,128
Scripps Networks Interactive, Inc.,
Class A	20,553	1,765,297
The Interpublic Group of
Companies, Inc.	85,782	1,783,408
The Walt Disney Company	334,510	32,972,651
Time Warner, Inc.	168,725	17,285,876
Twenty-First Century Fox, Inc., Class A	228,360	6,024,137
Twenty-First Century Fox, Inc., Class B	94,786	2,444,531
Viacom, Inc., Class B	76,473	2,129,008
		133,527,454
Multiline retail – 0.4%
Dollar General Corp.	56,457	4,575,840
Dollar Tree, Inc. (B)	51,515	4,472,532
Kohl’s Corp.	36,829	1,681,244
Macy’s, Inc.	65,901	1,437,960
Nordstrom, Inc. (A)	25,268	1,191,386
Target Corp.	118,367	6,984,837
		20,343,799
Specialty retail – 2.1%
Advance Auto Parts, Inc.	15,884	1,575,693
AutoZone, Inc. (B)	6,107	3,634,337
Best Buy Company, Inc.	57,533	3,277,080
CarMax, Inc. (B)	39,496	2,994,192
Foot Locker, Inc.	28,340	998,135
L Brands, Inc.	54,110	2,251,517
Lowe’s Companies, Inc.	182,958	14,625,663
O’Reilly Automotive, Inc. (B)	19,074	4,107,967
Ross Stores, Inc.	84,058	5,427,625
Signet Jewelers, Ltd. (A)	13,113	872,670
The Gap, Inc.	47,380	1,399,131
The Home Depot, Inc.	255,464	41,783,692
The TJX Companies, Inc.	137,938	10,170,169
Tiffany & Company	22,130	2,031,091
Tractor Supply Company	27,602	1,746,931
Ulta Beauty, Inc. (B)	12,652	2,860,111
		99,756,004
Textiles, apparel and luxury goods – 0.6%
Coach, Inc.	61,420	2,473,998
Hanesbrands, Inc. (A)	78,967	1,945,747
Michael Kors Holdings, Ltd. (B)	32,697	1,564,551
NIKE, Inc., Class B	284,713	14,762,369
PVH Corp.	16,904	2,130,918
Ralph Lauren Corp.	12,062	1,064,954
Under Armour, Inc., Class A (A)(B)	40,491	667,292
Under Armour, Inc., Class C (A)(B)	40,526	608,701
VF Corp.	70,725	4,495,988
		29,714,518
		554,196,713
Consumer staples – 8.0%
Beverages – 1.9%
Brown-Forman Corp., Class B	42,326	2,298,302
Constellation Brands, Inc., Class A	37,303	7,440,083
Dr. Pepper Snapple Group, Inc.	39,388	3,484,656
Molson Coors Brewing Company,
Class B	40,265	3,287,235
Monster Beverage Corp. (B)	89,900	4,966,975
PepsiCo, Inc.	309,436	34,480,453
The Coca-Cola Company	831,905	37,444,044
		93,401,748
Food and staples retailing – 1.7%
Costco Wholesale Corp.	95,108	15,625,293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
CVS Health Corp.	220,300	$17,914,796
Sysco Corp.	105,259	5,678,723
The Kroger Company	194,539	3,902,452
Walgreens Boots Alliance, Inc.	199,438	15,400,602
Wal-Mart Stores, Inc.	317,172	24,783,820
		83,305,686
Food products – 1.2%
Archer-Daniels-Midland Company	121,939	5,183,627
Campbell Soup Company	41,799	1,957,029
Conagra Brands, Inc.	90,110	3,040,311
General Mills, Inc.	125,480	6,494,845
Hormel Foods Corp.	58,198	1,870,484
Kellogg Company	53,809	3,356,067
McCormick & Company, Inc.	25,777	2,645,751
Mondelez International, Inc., Class A	326,727	13,284,720
The Hershey Company	30,493	3,328,921
The J.M. Smucker Company	24,623	2,583,691
The Kraft Heinz Company	129,385	10,033,807
Tyson Foods, Inc., Class A	62,694	4,416,792
		58,196,045
Household products – 1.7%
Church & Dwight Company, Inc.	54,132	2,622,695
Colgate-Palmolive Company	190,821	13,901,310
Kimberly-Clark Corp.	76,504	9,002,991
The Clorox Company	28,128	3,710,364
The Procter & Gamble Company	552,564	50,272,273
		79,509,633
Personal products – 0.2%
Coty, Inc., Class A	101,347	1,675,266
The Estee Lauder Companies, Inc.,
Class A	48,583	5,239,191
		6,914,457
Tobacco – 1.3%
Altria Group, Inc.	415,873	26,374,666
Philip Morris International, Inc.	336,510	37,355,975
		63,730,641
		385,058,210
Energy – 5.9%
Energy equipment and services – 0.8%
Baker Hughes, a GE Company	92,324	3,380,905
Halliburton Company	188,063	8,656,540
Helmerich & Payne, Inc. (A)	23,315	1,214,945
National Oilwell Varco, Inc.	82,723	2,955,693
Schlumberger, Ltd.	301,158	21,008,782
TechnipFMC PLC (B)	95,307	2,660,971
		39,877,836
Oil, gas and consumable fuels – 5.1%
Anadarko Petroleum Corp.	121,553	5,937,864
Andeavor	31,293	3,227,873
Apache Corp.	82,780	3,791,324
Cabot Oil & Gas Corp.	101,001	2,701,777
Chesapeake Energy Corp. (A)(B)	196,657	845,625
Chevron Corp.	410,586	48,243,855
Cimarex Energy Company	20,480	2,327,962
Concho Resources, Inc. (B)	32,139	4,233,349
ConocoPhillips	263,644	13,195,382
Devon Energy Corp.	114,331	4,197,091
EOG Resources, Inc.	125,209	12,112,719
EQT Corp.	37,244	2,429,799
Exxon Mobil Corp.	918,206	75,274,528
Hess Corp.	58,628	2,749,067
Kinder Morgan, Inc.	416,605	7,990,484
Marathon Oil Corp.	186,233	2,525,319
Marathon Petroleum Corp.	109,736	6,153,995
Newfield Exploration Company (B)	42,501	1,261,005
Noble Energy, Inc.	105,371	2,988,322
Occidental Petroleum Corp.	165,875	10,650,834
ONEOK, Inc.	82,304	4,560,465
Phillips 66	93,120	8,530,723
Pioneer Natural Resources Company	36,893	5,443,193
Range Resources Corp.	48,898	956,934
The Williams Companies, Inc.	179,061	5,373,621
Valero Energy Corp.	95,738	7,365,124
		245,068,234
		284,946,070
Financials – 14.1%
Banks – 6.2%
Bank of America Corp.	2,126,430	53,883,736
BB&T Corp.	175,031	8,215,955
Citigroup, Inc.	590,436	42,948,315
Citizens Financial Group, Inc.	108,508	4,109,198
Comerica, Inc.	38,325	2,922,665
Fifth Third Bancorp	159,693	4,468,210
Huntington Bancshares, Inc.	237,426	3,314,467
JPMorgan Chase & Co.	762,598	72,835,735
KeyCorp	234,936	4,421,496
M&T Bank Corp.	32,927	5,302,564
People’s United Financial, Inc.	74,758	1,356,110
Regions Financial Corp.	260,514	3,967,628
SunTrust Banks, Inc.	103,971	6,214,347
The PNC Financial Services Group, Inc.	103,839	13,994,382
U.S. Bancorp	344,458	18,459,504
Wells Fargo & Company	968,139	53,392,866
Zions Bancorporation	43,934	2,072,806
		301,879,984
Capital markets – 2.9%
Affiliated Managers Group, Inc.	12,020	2,281,757
Ameriprise Financial, Inc.	32,506	4,827,466
BlackRock, Inc.	26,858	12,007,943
CBOE Holdings, Inc.	24,470	2,633,706
CME Group, Inc.	73,687	9,997,852
E*TRADE Financial Corp. (B)	60,191	2,624,930
Franklin Resources, Inc.	71,306	3,173,830
Intercontinental Exchange, Inc.	127,563	8,763,578
Invesco, Ltd.	88,414	3,098,027
Moody’s Corp.	35,905	4,998,335
Morgan Stanley	306,462	14,762,275
Nasdaq, Inc.	25,304	1,962,831
Northern Trust Corp.	46,806	4,302,876
Raymond James Financial, Inc.	27,801	2,344,458
S&P Global, Inc.	55,591	8,689,429
State Street Corp.	81,039	7,742,466
T. Rowe Price Group, Inc.	51,942	4,708,542
The Bank of New York Mellon Corp.	223,885	11,870,383
The Charles Schwab Corp.	258,286	11,297,430
The Goldman Sachs Group, Inc.	77,965	18,492,518
		140,580,632
Consumer finance – 0.7%
American Express Company	159,021	14,385,040
Capital One Financial Corp.	104,771	8,869,913
Discover Financial Services	80,722	5,204,955
Navient Corp.	58,650	880,923
Synchrony Financial	162,075	5,032,429
		34,373,260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (B)	417,004	$76,445,173
Leucadia National Corp.	69,533	1,755,708
		78,200,881
Insurance – 2.7%
Aflac, Inc.	85,705	6,975,530
American International Group, Inc.	195,807	12,020,592
Aon PLC	55,126	8,053,909
Arthur J. Gallagher & Company	39,166	2,410,667
Assurant, Inc.	11,861	1,132,963
Brighthouse Financial, Inc. (B)	20,492	1,245,914
Chubb, Ltd.	100,877	14,380,016
Cincinnati Financial Corp.	32,349	2,476,963
Everest Re Group, Ltd.	8,911	2,035,183
Lincoln National Corp.	47,976	3,525,276
Loews Corp.	59,580	2,851,499
Marsh & McLennan Companies, Inc.	111,083	9,309,866
MetLife, Inc.	230,426	11,970,631
Principal Financial Group, Inc.	58,426	3,759,129
Prudential Financial, Inc.	92,556	9,840,554
The Allstate Corp.	78,362	7,202,251
The Hartford Financial Services
Group, Inc.	78,841	4,370,157
The Progressive Corp.	126,279	6,114,429
The Travelers Companies, Inc.	59,824	7,329,636
Torchmark Corp.	23,251	1,862,173
Unum Group	48,662	2,488,088
Willis Towers Watson PLC	29,115	4,490,406
XL Group, Ltd.	55,610	2,193,815
		128,039,647
		683,074,404
Health care – 14.0%
Biotechnology – 3.1%
AbbVie, Inc.	345,376	30,690,111
Alexion Pharmaceuticals, Inc. (B)	48,377	6,786,809
Amgen, Inc.	158,154	29,487,813
Biogen, Inc. (B)	45,829	14,349,976
Celgene Corp. (B)	169,690	24,744,196
Gilead Sciences, Inc.	282,883	22,919,181
Incyte Corp. (B)	36,855	4,302,453
Regeneron Pharmaceuticals, Inc. (B)	16,654	7,446,336
Vertex Pharmaceuticals, Inc. (B)	54,647	8,308,530
		149,035,405
Health care equipment and supplies – 2.7%
Abbott Laboratories	376,419	20,085,718
Align Technology, Inc. (B)	15,642	2,913,635
Baxter International, Inc.	108,676	6,819,419
Becton, Dickinson and Company	49,317	9,663,666
Boston Scientific Corp. (B)	297,026	8,664,248
C.R. Bard, Inc.	15,705	5,033,453
Danaher Corp.	132,324	11,350,753
DENTSPLY SIRONA, Inc.	49,787	2,977,760
Edwards Lifesciences Corp. (B)	45,922	5,019,734
Hologic, Inc. (B)	61,014	2,238,604
IDEXX Laboratories, Inc. (B)	18,779	2,919,947
Intuitive Surgical, Inc. (B)	8,082	8,452,802
Medtronic PLC	293,594	22,832,805
ResMed, Inc.	30,867	2,375,524
Stryker Corp.	69,730	9,903,055
The Cooper Companies, Inc.	10,546	2,500,562
Varian Medical Systems, Inc. (B)	19,919	1,993,095
Zimmer Biomet Holdings, Inc.	43,655	5,111,564
		130,856,344
Health care providers and services – 2.6%
Aetna, Inc.	71,918	11,435,681
AmerisourceBergen Corp.	35,144	2,908,166
Anthem, Inc.	56,903	10,804,742
Cardinal Health, Inc.	68,451	4,580,741
Centene Corp. (B)	37,435	3,622,585
Cigna Corp.	54,561	10,199,633
DaVita, Inc. (B)	33,135	1,967,888
Envision Healthcare Corp. (B)	26,221	1,178,634
Express Scripts Holding Company (B)	125,149	7,924,435
HCA Healthcare, Inc. (B)	62,655	4,986,711
Henry Schein, Inc. (B)	34,268	2,809,633
Humana, Inc.	31,294	7,624,157
Laboratory Corp. of America
Holdings (B)	22,219	3,354,402
McKesson Corp.	45,451	6,981,728
Patterson Companies, Inc.	17,723	684,994
Quest Diagnostics, Inc.	29,535	2,765,657
UnitedHealth Group, Inc.	209,552	41,040,759
Universal Health Services, Inc., Class B	19,335	2,145,025
		127,015,571
Health care technology – 0.1%
Cerner Corp. (B)	68,285	4,870,086
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	69,987	4,493,165
Illumina, Inc. (B)	31,689	6,312,449
Mettler-Toledo International, Inc. (B)	5,584	3,496,477
PerkinElmer, Inc.	23,688	1,633,761
Quintiles IMS Holdings, Inc. (B)	32,872	3,125,141
Thermo Fisher Scientific, Inc.	86,742	16,411,586
Waters Corp. (B)	17,378	3,119,699
		38,592,278
Pharmaceuticals – 4.7%
Allergan PLC	72,459	14,850,472
Bristol-Myers Squibb Company	355,453	22,656,574
Eli Lilly & Company	210,022	17,965,282
Johnson & Johnson	581,674	75,623,437
Merck & Company, Inc.	592,537	37,940,144
Mylan NV (B)	116,275	3,647,547
Perrigo Company PLC	28,761	2,434,619
Pfizer, Inc.	1,293,126	46,164,598
Zoetis, Inc.	106,548	6,793,500
		228,076,173
		678,445,857
Industrials – 9.9%
Aerospace and defense – 2.4%
Arconic, Inc.	84,112	2,092,707
General Dynamics Corp.	60,381	12,413,126
L3 Technologies, Inc.	16,946	3,193,135
Lockheed Martin Corp.	54,326	16,856,815
Northrop Grumman Corp.	37,687	10,843,304
Raytheon Company	62,819	11,720,769
Rockwell Collins, Inc.	35,231	4,605,044
Textron, Inc.	57,370	3,091,096
The Boeing Company	120,433	30,615,273
TransDigm Group, Inc.	10,425	2,665,151
United Technologies Corp.	161,036	18,693,059
		116,789,479
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	30,556	2,325,312
Expeditors International of
Washington, Inc.	38,850	2,325,561
FedEx Corp.	53,431	12,052,965

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	149,405	$17,942,046
		34,645,884
Airlines – 0.5%
Alaska Air Group, Inc.	26,596	2,028,477
American Airlines Group, Inc.	93,995	4,463,823
Delta Air Lines, Inc.	144,458	6,965,765
Southwest Airlines Company	119,440	6,686,251
United Continental Holdings, Inc. (B)	56,107	3,415,794
		23,560,110
Building products – 0.3%
Allegion PLC	20,666	1,786,989
AO Smith Corp.	31,776	1,888,448
Fortune Brands Home & Security, Inc.	33,277	2,237,213
Johnson Controls International PLC	202,085	8,142,005
Masco Corp.	69,454	2,709,401
		16,764,056
Commercial services and supplies – 0.3%
Cintas Corp.	18,520	2,672,066
Republic Services, Inc.	49,540	3,272,612
Stericycle, Inc. (B)	18,287	1,309,715
Waste Management, Inc.	87,726	6,866,314
		14,120,707
Construction and engineering – 0.1%
Fluor Corp.	30,031	1,264,305
Jacobs Engineering Group, Inc.	26,054	1,518,167
Quanta Services, Inc. (B)	32,673	1,220,990
		4,003,462
Electrical equipment – 0.5%
Acuity Brands, Inc.	9,121	1,562,245
AMETEK, Inc.	49,895	3,295,066
Eaton Corp. PLC	96,232	7,389,655
Emerson Electric Company	138,755	8,719,364
Rockwell Automation, Inc.	27,959	4,982,573
		25,948,903
Industrial conglomerates – 2.1%
3M Company	129,317	27,143,638
General Electric Company	1,876,368	45,370,578
Honeywell International, Inc.	165,367	23,439,119
Roper Technologies, Inc.	22,134	5,387,416
		101,340,751
Machinery – 1.6%
Caterpillar, Inc.	128,049	15,968,991
Cummins, Inc.	34,145	5,737,384
Deere & Company	69,289	8,702,006
Dover Corp.	33,537	3,064,946
Flowserve Corp.	28,151	1,198,951
Fortive Corp.	66,298	4,693,235
Illinois Tool Works, Inc.	67,125	9,931,815
Ingersoll-Rand PLC	54,772	4,884,019
PACCAR, Inc.	76,336	5,522,146
Parker-Hannifin Corp.	28,785	5,037,951
Pentair PLC	35,788	2,432,152
Snap-on, Inc.	12,520	1,865,605
Stanley Black & Decker, Inc.	33,189	5,010,543
Xylem, Inc.	38,706	2,424,157
		76,473,901
Professional services – 0.3%
Equifax, Inc.	26,147	2,771,321
IHS Markit, Ltd. (B)	78,726	3,470,242
Nielsen Holdings PLC	72,410	3,001,395
Robert Half International, Inc.	27,806	1,399,754
Verisk Analytics, Inc. (B)	33,581	2,793,603
		13,436,315
Road and rail – 0.9%
CSX Corp.	197,986	10,742,720
J.B. Hunt Transport Services, Inc.	18,463	2,050,870
Kansas City Southern	22,763	2,473,883
Norfolk Southern Corp.	62,471	8,261,165
Union Pacific Corp.	173,478	20,118,244
		43,646,882
Trading companies and distributors – 0.2%
Fastenal Company	62,332	2,841,093
United Rentals, Inc. (B)	18,171	2,521,045
W.W. Grainger, Inc.	11,382	2,045,915
		7,408,053
		478,138,503
Information technology – 22.4%
Communications equipment – 1.0%
Cisco Systems, Inc.	1,083,179	36,427,310
F5 Networks, Inc. (B)	13,959	1,682,897
Harris Corp.	25,987	3,421,968
Juniper Networks, Inc.	81,902	2,279,333
Motorola Solutions, Inc.	35,269	2,993,280
		46,804,788
Electronic equipment, instruments and components – 0.4%
Amphenol Corp., Class A	65,969	5,583,616
Corning, Inc.	195,818	5,858,875
FLIR Systems, Inc.	29,535	1,149,207
TE Connectivity, Ltd.	76,636	6,365,386
		18,957,084
Internet software and services – 4.6%
Akamai Technologies, Inc. (B)	37,383	1,821,300
Alphabet, Inc., Class A (B)	64,615	62,916,918
Alphabet, Inc., Class C (B)	65,399	62,724,835
eBay, Inc. (B)	215,747	8,297,630
Facebook, Inc., Class A (B)	513,708	87,777,286
VeriSign, Inc. (A)(B)	18,628	1,981,833
		225,519,802
IT services – 3.8%
Accenture PLC, Class A	133,916	18,088,034
Alliance Data Systems Corp.	10,461	2,317,635
Automatic Data Processing, Inc.	96,310	10,528,609
Cognizant Technology Solutions Corp.,
Class A	127,757	9,267,493
CSRA, Inc.	35,474	1,144,746
DXC Technology Company	61,924	5,318,033
Fidelity National Information
Services, Inc.	72,212	6,743,879
Fiserv, Inc. (B)	45,603	5,880,963
Gartner, Inc. (B)	19,620	2,440,924
Global Payments, Inc.	33,154	3,150,625
IBM Corp.	187,836	27,251,247
Mastercard, Inc., Class A	202,377	28,575,632
Paychex, Inc.	69,427	4,162,843
PayPal Holdings, Inc. (B)	244,957	15,684,597
The Western Union Company	99,865	1,917,408
Total System Services, Inc.	36,034	2,360,227
Visa, Inc., Class A	396,472	41,724,713
		186,557,608
Semiconductors and semiconductor equipment – 3.6%
Advanced Micro Devices, Inc. (B)	174,483	2,224,658
Analog Devices, Inc.	79,645	6,863,010
Applied Materials, Inc.	231,184	12,042,375

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Ltd.	88,127	$21,374,320
Intel Corp.	1,018,440	38,782,195
KLA-Tencor Corp.	34,166	3,621,596
Lam Research Corp.	35,221	6,517,294
Microchip Technology, Inc.	50,468	4,531,017
Micron Technology, Inc. (B)	241,479	9,497,369
NVIDIA Corp.	130,042	23,247,608
Qorvo, Inc. (B)	27,543	1,946,739
QUALCOMM, Inc.	320,089	16,593,414
Skyworks Solutions, Inc.	39,673	4,042,679
Texas Instruments, Inc.	214,599	19,236,654
Versum Materials, Inc.	799	31,017
Xilinx, Inc.	53,746	3,806,829
		174,358,774
Software – 4.9%
Activision Blizzard, Inc.	163,636	10,556,158
Adobe Systems, Inc. (B)	106,943	15,953,757
ANSYS, Inc. (B)	18,540	2,275,414
Autodesk, Inc. (B)	47,513	5,333,809
CA, Inc.	67,849	2,264,800
Cadence Design Systems, Inc. (B)	60,788	2,399,302
Citrix Systems, Inc. (B)	31,214	2,397,859
Electronic Arts, Inc. (B)	66,877	7,895,499
Intuit, Inc.	52,607	7,477,559
Microsoft Corp.	1,669,273	124,344,146
Oracle Corp.	654,459	31,643,093
Red Hat, Inc. (B)	38,302	4,246,160
salesforce.com, Inc. (B)	147,976	13,823,918
Symantec Corp.	133,287	4,373,146
Synopsys, Inc. (B)	32,866	2,646,699
		237,631,319
Technology hardware, storage and peripherals – 4.1%
Apple, Inc.	1,119,447	172,529,172
Hewlett Packard Enterprise Company	356,159	5,239,099
HP, Inc.	362,099	7,227,496
NetApp, Inc.	58,214	2,547,445
Seagate Technology PLC (A)	62,466	2,071,997
Western Digital Corp.	63,941	5,524,502
Xerox Corp.	45,889	1,527,645
		196,667,356
		1,086,496,731
Materials – 2.9%
Chemicals – 2.1%
AdvanSix, Inc. (B)	223	8,864
Air Products & Chemicals, Inc.	47,241	7,143,784
Albemarle Corp.	23,849	3,250,857
CF Industries Holdings, Inc.	50,239	1,766,403
DowDuPont, Inc.	505,586	35,001,719
Eastman Chemical Company	31,650	2,864,009
Ecolab, Inc.	56,616	7,281,384
FMC Corp.	28,858	2,577,308
International Flavors & Fragrances, Inc.	17,125	2,447,334
LyondellBasell Industries NV, Class A	70,327	6,965,889
Monsanto Company	95,181	11,404,587
PPG Industries, Inc.	55,662	6,048,233
Praxair, Inc.	62,019	8,666,535
The Mosaic Company	75,500	1,630,045
The Sherwin-Williams Company	17,809	6,376,334
		103,433,285
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,734	2,832,363
Vulcan Materials Company	28,563	3,416,135
		6,248,498
Containers and packaging – 0.4%
Avery Dennison Corp.	19,189	1,887,046
Ball Corp.	76,553	3,161,639
International Paper Company	89,599	5,091,015
Packaging Corp. of America	20,436	2,343,600
Sealed Air Corp.	41,104	1,755,963
WestRock Company	55,026	3,121,625
		17,360,888
Metals and mining – 0.3%
Freeport-McMoRan, Inc. (B)	292,879	4,112,021
Newmont Mining Corp.	115,857	4,345,796
Nucor Corp.	69,478	3,893,547
		12,351,364
		139,394,035
Real estate – 2.9%
Equity real estate investment trusts – 2.8%
Alexandria Real Estate Equities, Inc.	20,338	2,419,612
American Tower Corp.	93,041	12,716,844
Apartment Investment & Management
Company, Class A	33,820	1,483,345
AvalonBay Communities, Inc.	29,880	5,331,190
Boston Properties, Inc.	33,531	4,120,289
Crown Castle International Corp.	88,090	8,807,238
Digital Realty Trust, Inc.	44,395	5,253,260
Duke Realty Corp.	77,256	2,226,518
Equinix, Inc.	16,892	7,538,900
Equity Residential	79,648	5,251,193
Essex Property Trust, Inc.	14,305	3,633,899
Extra Space Storage, Inc.	27,126	2,167,910
Federal Realty Investment Trust	15,840	1,967,486
GGP, Inc.	135,840	2,821,397
HCP, Inc.	102,164	2,843,224
Host Hotels & Resorts, Inc.	159,595	2,950,912
Iron Mountain, Inc.	57,438	2,234,338
Kimco Realty Corp.	91,563	1,790,057
Mid-America Apartment
Communities, Inc.	24,493	2,617,812
Prologis, Inc.	114,986	7,297,012
Public Storage	32,436	6,940,980
Realty Income Corp.	59,170	3,383,932
Regency Centers Corp.	32,056	1,988,754
SBA Communications Corp. (B)	26,172	3,770,077
Simon Property Group, Inc.	67,386	10,849,820
SL Green Realty Corp.	21,481	2,176,455
The Macerich Company	23,680	1,301,690
UDR, Inc.	57,565	2,189,197
Ventas, Inc.	77,072	5,019,699
Vornado Realty Trust	37,585	2,889,535
Welltower, Inc.	80,047	5,625,703
Weyerhaeuser Company	163,037	5,548,149
		137,156,427
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (B)	64,638	2,448,487
		139,604,914
Telecommunication services – 2.1%
Diversified telecommunication services – 2.1%
AT&T, Inc.	1,330,707	52,123,793
CenturyLink, Inc.	119,399	2,256,641
Level 3 Communications, Inc. (B)	63,573	3,387,805
Verizon Communications, Inc.	883,942	43,746,290
		101,514,529

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 3.0%
Electric utilities – 1.9%
Alliant Energy Corp.	50,197	$2,086,689
American Electric Power Company, Inc.	106,716	7,495,732
Duke Energy Corp.	151,774	12,736,874
Edison International	70,884	5,470,118
Entergy Corp.	39,182	2,991,938
Eversource Energy	68,423	4,135,486
Exelon Corp.	208,115	7,839,692
FirstEnergy Corp.	95,539	2,945,467
NextEra Energy, Inc.	101,532	14,879,515
PG&E Corp.	111,157	7,568,680
Pinnacle West Capital Corp.	24,031	2,032,061
PPL Corp.	148,200	5,624,190
The Southern Company	216,849	10,655,960
Xcel Energy, Inc.	109,633	5,187,834
		91,650,236
Independent power and renewable electricity producers – 0.1%
AES Corp.	141,963	1,564,432
NRG Energy, Inc.	65,193	1,668,289
		3,232,721
Multi-utilities – 1.0%
Ameren Corp.	52,359	3,028,445
CenterPoint Energy, Inc.	93,011	2,716,851
CMS Energy Corp.	61,218	2,835,618
Consolidated Edison, Inc.	67,149	5,417,581
Dominion Energy, Inc.	139,247	10,712,272
DTE Energy Company	38,737	4,158,804
NiSource, Inc.	71,440	1,828,150
Public Service Enterprise Group, Inc.	110,164	5,095,085
SCANA Corp.	30,840	1,495,432
Sempra Energy	54,403	6,209,014
WEC Energy Group, Inc.	68,116	4,276,322
		47,773,574
Water utilities – 0.0%
American Water Works Company, Inc.	38,763	3,136,314
		145,792,845
TOTAL COMMON STOCKS (Cost $2,484,706,215)		$4,676,662,811

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
1.2098% (C)(D)	1,217,457	12,181,871
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,181,661)		$12,181,871

SHORT-TERM INVESTMENTS – 3.3%
U.S. Government Agency – 1.0%
Federal Home Loan Bank Discount Note
1.015% 10/18/2017 *	$50,000,000	49,978,000
Repurchase agreement – 2.3%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $108,073,062 on
10-2-17, collateralized by
$111,545,000 U.S. Treasury Inflation
Indexed Bonds, 0.875% due 2-15-47
(valued at $110,232,227,
including interest)	108,070,000	108,070,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $158,046,035)		$158,048,000
Total Investments (500 Index Trust B)
(Cost $2,654,933,911) – 100.1%		$4,846,892,682
Other assets and liabilities, net – (0.1%)		(7,210,972)
TOTAL NET ASSETS – 100.0%		$4,839,681,710

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $11,919,286.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1,347	Long	Dec 2017	$165,976,361	$169,459,335	$3,482,974
						$3,482,974

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Active Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 31.3%
U.S. Government – 11.8%
U.S. Treasury Bonds
2.500%, 02/15/2045	$4,501,000	$4,195,424
2.750%, 11/15/2042	9,470,000	9,342,007

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 02/15/2047 to 05/15/2047		$24,625,000	$25,315,690
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025		2,559,980	2,558,657
U.S. Treasury Notes
1.500%, 08/15/2020		1,005,000	1,001,820
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,686,726
2.250%, 08/15/2027		33,855,000	33,609,022
2.375%, 12/31/2020 to 05/15/2027		8,500,000	8,576,270
			88,285,616
U.S. Government Agency – 19.5%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		1,632,722	1,651,941
3.500%, 10/01/2046		10,405,067	10,796,464
4.000%, 01/01/2041 to 02/01/2044		2,738,466	2,920,319
4.500%, 09/01/2023 to 10/01/2041		3,649,030	3,930,521
5.000%, 03/01/2041		272,651	298,701
Federal National Mortgage Association
3.000%, TBA (A)		27,250,000	27,317,433
3.000%, 07/01/2027 to 05/01/2043		3,918,669	3,963,915
3.346%, (12 month LIBOR +
1.596%), 08/01/2034 (B)		685,402	708,072
3.497%, (6 month LIBOR + 2.122%),
07/01/2033 (B)		22,027	22,837
3.500%, TBA (A)		21,000,000	21,638,482
3.500%, 02/01/2026 to 04/01/2045		10,363,956	10,764,231
4.000%, TBA (A)		14,000,000	14,734,322
4.000%, 10/01/2025 to 07/01/2046		17,043,136	18,002,461
4.500%, 08/01/2040 to 08/01/2041		8,137,084	8,795,621
5.000%, 05/01/2018 to 04/01/2041		5,111,755	5,619,015
5.500%, 02/01/2018 to 11/01/2039		4,653,269	5,182,258
6.000%, 05/01/2035 to 02/01/2036		2,879,763	3,275,770
6.500%, 01/01/2039		696,533	801,471
7.000%, 09/01/2031 to 06/01/2032		180,070	211,072
7.500%, 09/01/2029 to 08/01/2031		41,944	49,380
Government National
Mortgage Association
4.000%, 02/15/2041		2,895,667	3,081,597
5.000%, 04/15/2035		416,542	457,679
5.500%, 03/15/2035		323,987	364,911
6.000%, 03/15/2033 to 06/15/2033		236,541	273,299
6.500%, 09/15/2028 to 08/15/2031		58,837	67,754
7.000%, 04/15/2029		47,347	55,131
8.000%, 10/15/2026		23,072	26,926
			145,011,583
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $230,467,034)			$233,297,199

FOREIGN GOVERNMENT
OBLIGATIONS – 0.7%
Argentina – 0.2%
City of Buenos Aires
7.500%, 06/01/2027 (C)		$250,000	277,175
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		260,000	281,788
Republic of Argentina
6.875%, 01/26/2027 (D)		210,000	226,800
7.500%, 04/22/2026 (D)		300,000	336,750
8.280%, 12/31/2033		231,336	268,928
Republic of Argentina, GDP-Linked Note
4.815%, 12/15/2035 (E)*	ARS	19,532,033	124,677
			1,516,118
Brazil – 0.1%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	2,785,000	928,939
Germany – 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,427,769
Mexico – 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	693,116
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	499,316
9.375%, 04/01/2029		130,000	195,975
			695,291
United Kingdom – 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	167,656
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,886,783)			$5,428,889

CORPORATE BONDS – 43.2%
Consumer discretionary – 4.8%
21st Century Fox America, Inc.
6.650%, 11/15/2037		500,000	657,278
6.750%, 01/09/2038		108,000	141,788
7.750%, 12/01/2045		491,000	743,261
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	680,810
Altice Financing SA
6.625%, 02/15/2023 (C)		275,000	291,500
Amazon.com, Inc.
3.150%, 08/22/2027 (C)		895,000	898,442
4.050%, 08/22/2047 (C)		880,000	889,780
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (D)		435,000	429,563
AutoZone, Inc.
3.125%, 04/21/2026		535,000	518,704
BMW US Capital LLC
2.150%, 04/06/2020 (C)		540,000	542,843
Brinker International, Inc.
3.875%, 05/15/2023		740,000	723,350
CCM Merger, Inc.
6.000%, 03/15/2022 (C)		260,000	268,806
Cengage Learning, Inc.
9.500%, 06/15/2024 (C)(D)		350,000	307,125
Charter Communications Operating LLC
4.200%, 03/15/2028 (C)		782,000	790,758
6.484%, 10/23/2045		735,000	863,772
Chester Downs & Marina LLC
9.250%, 02/01/2020 (C)		390,000	394,875
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		329,000	338,870
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,342,772
Daimler Finance North America LLC
2.200%, 05/05/2020 (C)		350,000	350,354
Eldorado Resorts, Inc.
7.000%, 08/01/2023		185,000	200,263
Expedia, Inc.
3.800%, 02/15/2028 (C)		778,000	770,779
5.000%, 02/15/2026		960,000	1,043,639
Ford Motor Company
4.750%, 01/15/2043		215,000	210,677

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
5.875%, 08/02/2021	$889,000	$988,609
General Motors Company
4.200%, 10/01/2027	180,000	182,545
4.875%, 10/02/2023	696,000	752,491
6.250%, 10/02/2043	265,000	302,702
General Motors Financial Company, Inc.
4.000%, 01/15/2025	675,000	688,184
4.300%, 07/13/2025	609,000	628,569
GLP Capital LP
5.375%, 04/15/2026	285,000	311,006
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (C)	471,762	469,993
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (C)	175,000	191,888
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	677,974
International Game Technology PLC
6.500%, 02/15/2025 (C)	245,000	275,319
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (C)	168,000	181,020
L Brands, Inc.
6.625%, 04/01/2021	331,000	364,100
6.875%, 11/01/2035	179,000	174,525
Laureate Education, Inc.
8.250%, 05/01/2025 (C)	234,000	252,135
Lear Corp.
5.250%, 01/15/2025	384,000	410,417
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (C)	200,000	210,000
Macy’s Retail Holdings, Inc.
3.625%, 06/01/2024 (D)	510,000	488,407
Marriott International, Inc.
3.125%, 06/15/2026	500,000	494,091
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (C)	105,000	103,556
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	721,724
MDC Partners, Inc.
6.500%, 05/01/2024 (C)	185,000	186,388
Midcontinent Communications
6.875%, 08/15/2023 (C)	215,000	231,663
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (C)	335,000	358,031
Myriad International Holdings BV
5.500%, 07/21/2025 (C)	565,000	615,714
National CineMedia LLC
6.000%, 04/15/2022	146,000	148,920
Nemak SAB de CV
5.500%, 02/28/2023 (C)	230,000	236,613
Omnicom Group, Inc.
3.600%, 04/15/2026	340,000	342,623
QVC, Inc.
4.375%, 03/15/2023	410,000	425,716
5.125%, 07/02/2022	250,000	267,204
5.450%, 08/15/2034	345,000	339,705
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	604,034
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (C)	105,000	107,100
Service Corp. International
5.375%, 05/15/2024	300,000	318,750
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (C)	295,000	302,744
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (C)(D)	140,000	143,178
5.000%, 08/01/2027 (C)	301,000	307,020
5.375%, 04/15/2025 to 07/15/2026 (C)	765,000	805,963
The Priceline Group, Inc.
2.750%, 03/15/2023	380,000	380,368
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	467,019
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	890,112
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	407,635
Time Warner, Inc.
3.800%, 02/15/2027	505,000	505,060
7.625%, 04/15/2031	451,000	614,826
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	609,750
Viacom, Inc.
4.375%, 03/15/2043	642,000	552,779
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057
(D)	350,000	352,188
Vista Outdoor, Inc.
5.875%, 10/01/2023 (D)	361,000	371,379
Waterford Gaming LLC
8.625%, 09/15/2014 (C)(F)(G)	341,969	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	230,000	236,325
6.750%, 04/15/2022 (C)	295,000	310,119
Wyndham Worldwide Corp.
4.500%, 04/01/2027	700,000	702,188
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	564,000
6.250%, 03/15/2018	155,000	157,713
6.875%, 11/15/2037	292,000	320,835
ZF North America Capital, Inc.
4.750%, 04/29/2025 (C)	195,000	205,725
		35,658,651
Consumer staples – 1.7%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (C)	315,000	315,926
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	1,145,000	1,303,108
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	781,159
6.500%, 07/15/2018	715,000	741,763
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	481,600
CVS Health Corp.
2.875%, 06/01/2026	365,000	352,472
5.125%, 07/20/2045	625,000	718,375
CVS Pass-Through Trust
8.353%, 07/10/2031 (C)	1,072,349	1,394,597
Fomento Economico Mexicano SAB de
CV
4.375%, 05/10/2043	1,000,000	1,014,811
Kraft Heinz Foods Company
4.875%, 02/15/2025 (C)	312,000	333,414
5.200%, 07/15/2045	222,000	243,047
6.125%, 08/23/2018	817,000	848,418
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (C)	295,000	287,625
Molson Coors Brewing Company
1.450%, 07/15/2019	483,000	477,694
3.000%, 07/15/2026	440,000	427,744

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (C)	$325,000	$322,471
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (D)	258,000	225,105
6.250%, 08/01/2024 (D)	315,000	243,338
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,097,174
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,138,287
Vector Group, Ltd.
6.125%, 02/01/2025 (C)	190,000	196,650
		12,944,778
Energy – 6.2%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	380,482
5.550%, 03/15/2026	800,000	891,924
Andeavor Logistics LP
5.250%, 01/15/2025	195,000	208,894
6.125%, 10/15/2021	430,000	443,438
6.375%, 05/01/2024	365,000	396,025
Antero Midstream Partners LP
5.375%, 09/15/2024	380,000	393,300
Apache Corp.
5.100%, 09/01/2040	325,000	339,757
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	848,008
4.450%, 07/15/2027	263,000	267,671
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	531,591
Buckeye Partners LP
3.950%, 12/01/2026	500,000	493,070
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,443,142
Cenovus Energy, Inc.
4.450%, 09/15/2042	520,000	455,427
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027 (C)	177,000	182,753
5.875%, 03/31/2025	220,000	236,775
Cimarex Energy Company
4.375%, 06/01/2024	745,000	787,882
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (C)	545,000	633,858
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (C)	247,000	245,492
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	650,000	694,176
ConocoPhillips Company
2.875%, 11/15/2021	450,000	458,329
5.950%, 03/15/2046	575,000	738,699
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	363,000
5.000%, 09/15/2022	686,000	697,148
DCP Midstream Operating LP
2.700%, 04/01/2019	330,000	328,350
9.750%, 03/15/2019 (C)	255,000	278,588
DCP Midstream Operating LP (5.850%
to 5-21-23, then 3 month LIBOR +
3.850%) 05/21/2043 (C)	355,000	331,038
Devon Energy Corp.
5.000%, 06/15/2045	600,000	631,919
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,153,170
Enbridge Energy Partners LP
4.375%, 10/15/2020	540,000	567,487
7.500%, 04/15/2038	600,000	760,614
Enbridge Energy Partners LP (8.050% to
10-1-17, then 3 month LIBOR +
3.797%) 10/01/2077 (D)	355,000	352,682
Energen Corp.
4.625%, 09/01/2021	500,000	507,500
Energy Transfer Equity LP
5.875%, 01/15/2024	265,000	284,544
Energy Transfer LP
4.150%, 10/01/2020	1,000,000	1,044,198
4.200%, 04/15/2027 (D)	181,000	183,187
5.150%, 03/15/2045	405,000	395,442
5.500%, 04/15/2023	585,000	601,965
5.950%, 10/01/2043	300,000	321,055
9.700%, 03/15/2019	230,000	254,026
EnLink Midstream Partners LP
4.850%, 07/15/2026	432,000	451,871
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	769,470
6.875%, 03/01/2033	471,000	594,179
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 5.018%,
08/01/2066 (B)	390,000	390,195
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	660,000	665,775
Fortive Corp.
3.150%, 06/15/2026	700,000	697,398
Gulfport Energy Corp.
6.000%, 10/15/2024	105,000	105,788
Hess Corp.
5.600%, 02/15/2041	400,000	400,596
5.800%, 04/01/2047	500,000	511,648
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (C)	70,000	72,625
Kerr-McGee Corp.
6.950%, 07/01/2024	350,000	415,798
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	538,393
7.300%, 08/15/2033	603,000	735,821
7.750%, 03/15/2032	295,000	377,798
Lukoil International Finance BV
3.416%, 04/24/2018 (C)	220,000	221,271
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	897,430
Murphy Oil Corp.
5.750%, 08/15/2025	200,000	206,020
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	582,251
Newfield Exploration Company
5.625%, 07/01/2024	690,000	740,025
5.750%, 01/30/2022	400,000	427,000
Nexen Energy ULC
6.400%, 05/15/2037	775,000	992,157
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	631,906
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	327,500
Nostrum Oil & Gas Finance BV
8.000%, 07/25/2022 (C)	275,000	286,975
Occidental Petroleum Corp.
3.400%, 04/15/2026	310,000	317,692
ONEOK Partners LP
5.000%, 09/15/2023	220,000	237,495

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP (continued)
6.650%, 10/01/2036	$835,000	$1,008,670
Petrobras Global Finance BV
5.625%, 05/20/2043	658,000	586,443
7.375%, 01/17/2027	755,000	831,255
Petro-Canada
6.050%, 05/15/2018	745,000	765,187
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	471,938
5.375%, 03/13/2022 (C)	115,000	122,872
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	696,874
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	156,570
5.875%, 03/01/2022	45,000	49,797
Resolute Energy Corp.
8.500%, 05/01/2020	314,000	319,495
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	358,000	360,729
5.000%, 03/15/2027	336,000	358,232
5.750%, 05/15/2024	240,000	267,364
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (C)	550,000	550,758
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,088,638
3.900%, 07/15/2026	575,000	570,215
4.400%, 04/01/2021	424,000	447,219
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (C)	180,000	184,950
Tapstone Energy LLC
9.750%, 06/01/2022 (C)	150,000	133,875
Teekay Offshore Partners LP
6.000%, 07/30/2019	425,000	420,750
The Williams Companies, Inc.
4.550%, 06/24/2024	725,000	750,375
5.750%, 06/24/2044	430,000	454,725
Williams Partners LP
3.750%, 06/15/2027	485,000	484,088
4.300%, 03/04/2024	700,000	738,231
4.875%, 03/15/2024	800,000	837,256
WPX Energy, Inc.
5.250%, 09/15/2024	135,000	135,338
YPF SA
8.500%, 07/28/2025 (C)	515,000	593,435
		46,106,962
Financials – 13.4%
ABN AMRO Bank NV
2.100%, 01/18/2019 (C)	280,000	280,859
Ally Financial, Inc.
3.250%, 11/05/2018	290,000	292,175
5.125%, 09/30/2024 (D)	680,000	737,256
American Express Company
2.500%, 08/01/2022	685,000	684,007
American International Group, Inc.
3.900%, 04/01/2026	830,000	861,551
American International Group, Inc.
(6.250% to 3-15-37, then 3 month
LIBOR + 2.056%) 03/15/2087	100,000	109,500
Ameriprise Financial, Inc.
2.875%, 09/15/2026	500,000	487,702
Aquarius & Investments PLC for Swiss
Reinsurance Company, Ltd. (6.375%
to 9-1-19, then 5 Year U.S. Swap Rate
+ 5.210%) 09/01/2024	420,000	442,366
Ares Capital Corp.
3.875%, 01/15/2020	255,000	261,419
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (C)	280,000	269,500
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,307,284
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	660,000	659,307
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (C)(D)(H)	235,000	265,550
AXA SA
8.600%, 12/15/2030	220,000	315,150
AXA SA (6.379% to 12-14-36, then 3
month LIBOR + 2.256%) 12/14/2036
(C)(H)	115,000	131,675
AXA SA (6.463% to 12-14-18, then 3
month LIBOR + 1.449%) 12/14/2018
(C)(H)	1,440,000	1,474,200
Bank of America Corp.
3.950%, 04/21/2025	573,000	589,978
4.200%, 08/26/2024	225,000	236,459
4.250%, 10/22/2026	345,000	360,788
4.450%, 03/03/2026	715,000	754,501
5.000%, 05/13/2021	1,000,000	1,087,853
7.625%, 06/01/2019	1,065,000	1,162,127
Bank of America Corp. (6.300% to
3-10-26, then 3 month LIBOR +
4.553%) 03/10/2026 (H)	835,000	943,550
BankUnited, Inc.
4.875%, 11/17/2025	330,000	343,616
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (C)	635,000	634,531
Barclays Bank PLC
10.179%, 06/12/2021 (C)	235,000	290,966
Barclays PLC
4.375%, 01/12/2026	300,000	313,228
BPCE SA
4.500%, 03/15/2025 (C)	405,000	420,235
5.700%, 10/22/2023 (C)	540,000	601,405
Branch Banking & Trust Company
2.100%, 01/15/2020	730,000	733,480
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (C)	810,000	794,975
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	397,384
3.500%, 06/15/2023	1,023,000	1,046,546
3.750%, 07/28/2026	1,300,000	1,286,914
4.200%, 10/29/2025	525,000	539,296
Citigroup, Inc.
2.350%, 08/02/2021	625,000	621,591
3.500%, 05/15/2023	1,060,000	1,079,497
4.500%, 01/14/2022	1,000,000	1,075,464
4.600%, 03/09/2026	615,000	654,508
Citigroup, Inc. (5.875% to 3-27-20, then
3 month LIBOR + 4.059%)
03/27/2020 (H)	870,000	908,715
Citigroup, Inc. (6.250% to 8-15-26, then
3 month LIBOR + 4.517%)
08/15/2026 (D)(H)	590,000	663,750
Citizens Bank NA
2.200%, 05/26/2020	595,000	594,803

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc.
5.250%, 05/30/2025	$410,000	$436,650
Commerzbank AG
8.125%, 09/19/2023 (C)	375,000	455,865
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) 06/30/2019 (C)(H)	308,000	348,040
Credit Acceptance Corp.
6.125%, 02/15/2021	325,000	329,875
Credit Agricole SA
4.375%, 03/17/2025 (C)	600,000	623,743
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (C)(H)	310,000	346,704
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033 (C)(D)	350,000	367,752
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (C)(H)	245,000	276,852
Credit Suisse Group Funding Guernsey, Ltd.
4.550%, 04/17/2026	405,000	434,450
Credito Real SAB de CV SOFOM ER
7.250%, 07/20/2023 (C)	250,000	267,375
Discover Bank
2.600%, 11/13/2018	370,000	372,384
Discover Financial Services
3.950%, 11/06/2024	890,000	910,773
5.200%, 04/27/2022	115,000	124,971
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust
6.125%, 11/30/2021 (C)	47,838	49,513
Enova International, Inc.
9.750%, 06/01/2021	273,000	288,015
Exela Intermediate LLC
10.000%, 07/15/2023 (C)	180,000	176,850
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (H)	402,000	412,050
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	297,000	315,543
FS Investment Corp.
4.000%, 07/15/2019	230,000	234,525
4.250%, 01/15/2020	330,000	338,197
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (H)	185,000	196,343
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (H)	360,000	391,950
ING Bank NV
5.800%, 09/25/2023 (C)	480,000	547,847
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (H)	200,000	214,260
Invesco Finance PLC
3.125%, 11/30/2022	850,000	868,424
Jefferies Group LLC
4.850%, 01/15/2027	584,000	612,742
5.125%, 04/13/2018	600,000	610,526
8.500%, 07/15/2019	715,000	790,705
JPMorgan Chase & Co.
3.200%, 06/15/2026	475,000	471,322
3.375%, 05/01/2023	1,250,000	1,275,626
4.125%, 12/15/2026	600,000	628,127
4.500%, 01/24/2022	1,300,000	1,408,190
4.625%, 05/10/2021	720,000	777,158
6.300%, 04/23/2019	1,000,000	1,066,976
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) 05/01/2020 (H)	530,000	552,525
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)(H)	520,000	594,781
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (C)	330,000	332,026
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	676,056
4.750%, 03/15/2026	825,000	876,110
Leucadia National Corp.
5.500%, 10/18/2023	1,490,000	1,592,967
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (C)	1,000,000	1,067,738
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) 03/07/2087 (C)	590,000	744,875
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,091,249
Lloyds Banking Group PLC
4.650%, 03/24/2026	1,080,000	1,141,455
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (H)	305,000	341,981
Loews Corp.
2.625%, 05/15/2023	630,000	629,727
3.750%, 04/01/2026	825,000	856,841
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (H)	315,000	332,916
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (C)	605,000	638,358
Macquarie Group, Ltd.
3.000%, 12/03/2018 (C)	650,000	657,793
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 1.956%, 12/01/2021 (B)	350,000	346,393
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,376,363
5.350%, 06/01/2021	800,000	871,590
MetLife, Inc.
3.000%, 03/01/2025	300,000	300,620
6.400%, 12/15/2066	360,000	414,900
9.250%, 04/08/2068 (C)	220,000	326,700
MGIC Investment Corp.
5.750%, 08/15/2023	136,000	149,600
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,150,802
Morgan Stanley
3.875%, 01/27/2026	360,000	373,606
4.100%, 05/22/2023	900,000	940,747
5.500%, 01/26/2020	435,000	467,080
5.950%, 12/28/2017	565,000	570,749
6.625%, 04/01/2018	470,000	481,483
7.300%, 05/13/2019	710,000	768,491
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) 07/15/2019 (H)	200,000	206,250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
5.250%, 11/15/2024 (C)	$50,000	$53,250
Nationstar Mortgage LLC
6.500%, 07/01/2021	320,000	326,400
7.875%, 10/01/2020	265,000	270,963
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 3.610%, 12/15/2024 (B)	1,130,000	1,128,905
NewStar Financial, Inc.
7.250%, 05/01/2020	430,000	442,900
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (C)	410,000	439,213
PNC Bank NA
2.450%, 07/28/2022	775,000	775,523
Popular, Inc.
7.000%, 07/01/2019	320,000	328,800
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	911,000	1,008,933
Quicken Loans, Inc.
5.750%, 05/01/2025 (C)	510,000	535,500
Radian Group, Inc.
5.250%, 06/15/2020	134,000	140,030
7.000%, 03/15/2021	215,000	244,025
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	500,559
4.950%, 07/15/2046	500,000	537,403
Regions Financial Corp.
2.750%, 08/14/2022	745,000	743,491
S&P Global, Inc.
4.400%, 02/15/2026	315,000	340,769
Santander Holdings USA, Inc.
2.700%, 05/24/2019	410,000	413,195
3.700%, 03/28/2022 (C)	385,000	392,147
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (C)	445,000	464,847
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) 10/25/2017 (C)(H)	390,000	389,610
Societe Generale SA (3.832% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) 11/29/2018 (H)	335,000	354,263
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(H)	470,000	508,775
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%)
09/29/2025 (C)(D)(H)	470,000	538,150
Standard Chartered PLC
2.100%, 08/19/2019 (C)	700,000	699,081
Stearns Holdings LLC
9.375%, 08/15/2020 (C)	120,000	125,400
Stifel Financial Corp.
4.250%, 07/18/2024	1,695,000	1,734,824
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019 (C)	770,000	770,593
SunTrust Bank
2.450%, 08/01/2022	605,000	602,390
Synovus Financial Corp.
7.875%, 02/15/2019	345,000	370,875
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (C)	590,000	609,391
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (H)	1,000,000	1,148,800
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	360,000	359,910
2.300%, 12/13/2019	995,000	999,172
3.625%, 01/22/2023	1,200,000	1,242,929
3.850%, 01/26/2027	945,000	965,273
5.950%, 01/18/2018	725,000	734,191
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	538,395
6.625%, 03/30/2040	500,000	679,741
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)
06/15/2068	745,000	772,938
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (H)	385,000	395,588
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (H)	385,000	433,125
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	960,000	982,002
6.000%, 12/19/2023	405,000	450,363
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%)
08/10/2025 (D)(H)	300,000	332,250
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%)
08/15/2021 (H)	250,000	277,188
UBS Group Funding Switzerland AG (3 month LIBOR + 0.954%) 2.859%, 08/15/2023 (B)(C)	745,000	742,348
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	734,752
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)
05/15/2053	535,000	568,170
Wells Fargo & Company
3.450%, 02/13/2023	900,000	921,856
4.650%, 11/04/2044	365,000	390,306
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (H)	1,220,000	1,357,860
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) 03/15/2018 (H)	422,000	434,660
Westpac Banking Corp.
2.150%, 03/06/2020	955,000	958,112
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,483,184
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,116,653
		99,368,727
Health care – 2.5%
Abbott Laboratories
3.750%, 11/30/2026	1,200,000	1,230,823
AbbVie, Inc.
3.600%, 05/14/2025	570,000	590,758
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	693,579

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Allergan Funding SCS
3.800%, 03/15/2025	$450,000	$467,172
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,302,486
Baxter International, Inc.
3.500%, 08/15/2046	500,000	446,544
Becton, Dickinson and Company
2.133%, 06/06/2019	580,000	581,427
Cardinal Health, Inc.
1.948%, 06/14/2019	495,000	495,453
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,171,665
Community Health Systems, Inc.
5.125%, 08/01/2021 (D)	375,000	370,313
8.000%, 11/15/2019 (D)	290,000	282,388
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (C)	139,000	143,561
DaVita, Inc.
5.000%, 05/01/2025	425,000	419,156
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	780,000	841,969
7.500%, 02/15/2022	330,000	378,573
LifePoint Health, Inc.
5.375%, 05/01/2024 (D)	400,000	415,500
MEDNAX, Inc.
5.250%, 12/01/2023 (C)	85,000	89,038
Mylan NV
2.500%, 06/07/2019	366,000	367,407
3.950%, 06/15/2026	1,450,000	1,475,686
5.250%, 06/15/2046	250,000	271,037
Mylan, Inc.
2.600%, 06/24/2018	670,000	673,306
Quintiles IMS, Inc.
4.875%, 05/15/2023 (C)	155,000	161,200
Select Medical Corp.
6.375%, 06/01/2021	430,000	443,438
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	675,000	673,584
3.200%, 09/23/2026	1,230,000	1,212,053
Team Health Holdings, Inc.
6.375%, 02/01/2025 (C)(D)	85,000	80,538
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	53,074
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	680,365
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	345,000	357,075
5.000%, 06/01/2026 (C)	423,000	445,208
Valeant Pharmaceuticals
International, Inc.
6.125%, 04/15/2025 (C)	515,000	451,913
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	1,040,000	1,049,746
		18,316,035
Industrials – 4.1%
AECOM
5.125%, 03/15/2027	570,000	589,238
AerCap Global Aviation Trust (6.500%
to 6-15-25, then 3 month LIBOR +
4.300%) 06/15/2045 (C)	380,000	415,625
AerCap Ireland Capital DAC
4.625%, 10/30/2020	475,000	505,392
5.000%, 10/01/2021	512,000	552,334
Ahern Rentals, Inc.
7.375%, 05/15/2023 (C)	532,000	486,780
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (C)	290,000	296,888
Air Lease Corp.
3.000%, 09/15/2023	400,000	398,885
3.375%, 01/15/2019	135,000	137,236
4.750%, 03/01/2020 (D)	500,000	528,895
Aircastle, Ltd.
5.500%, 02/15/2022	225,000	245,813
6.250%, 12/01/2019	165,000	177,994
7.625%, 04/15/2020	125,000	139,219
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (C)	296,678	300,386
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	463,220	496,261
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	334,792	335,629
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	204,524	214,750
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	265,000	275,600
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	415,000	426,828
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	225,000	228,375
American Airlines Pass Through Trust
6.977%, 11/23/2022	164,950	174,022
Arconic, Inc.
5.125%, 10/01/2024	455,000	484,166
5.720%, 02/23/2019	210,000	219,926
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (C)	399,943	428,899
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (C)	142,144	148,540
Builders FirstSource, Inc.
10.750%, 08/15/2023 (C)	225,000	257,063
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	96,847	100,237
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	31,681	32,504
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	290,974	320,072
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	101,080	106,640
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	253,807	284,898
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	109,749	113,042

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc.
3.625%, 03/15/2022	$650,000	$667,888
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (C)	340,000	368,837
EnerSys
5.000%, 04/30/2023 (C)	145,000	150,800
Equifax, Inc.
3.250%, 06/01/2026	130,000	122,612
7.000%, 07/01/2037	105,000	127,292
GATX Corp.
3.850%, 03/30/2027	800,000	815,030
General Electric Company
2.700%, 10/09/2022	1,100,000	1,120,480
General Electric Company (3 month
LIBOR + 0.480%) 1.795%,
08/15/2036 (B)	265,000	235,850
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (H)	868,000	918,084
H&E Equipment Services, Inc.
5.625%, 09/01/2025 (C)	120,000	126,600
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (C)	545,000	566,484
IHS Markit, Ltd.
4.750%, 02/15/2025 (C)	150,000	160,500
5.000%, 11/01/2022 (C)	210,000	226,275
International Lease Finance Corp.
5.875%, 04/01/2019	265,000	279,126
7.125%, 09/01/2018 (C)	205,000	214,638
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	721,729
Lennox International, Inc.
3.000%, 11/15/2023	800,000	800,972
Lockheed Martin Corp.
2.900%, 03/01/2025	470,000	467,491
4.700%, 05/15/2046	430,000	480,683
LSC Communications, Inc.
8.750%, 10/15/2023 (C)	395,000	406,850
Masco Corp.
4.375%, 04/01/2026	680,000	722,160
4.450%, 04/01/2025	295,000	314,883
Neovia Logistics Services LLC
8.875%, 08/01/2020 (C)	126,000	105,840
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	153,877	167,895
Owens Corning
4.200%, 12/15/2022	420,000	445,557
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (C)	185,000	204,159
Ryder System, Inc.
2.450%, 11/15/2018	900,000	905,036
Stanley Black & Decker, Inc. (5.750% to
12-15-18, then 3 month LIBOR +
4.304%) 12/15/2053 (D)	650,000	676,000
Tervita Escrow Corp.
7.625%, 12/01/2021 (C)	85,000	86,063
Textron, Inc.
7.250%, 10/01/2019	245,000	269,171
The Dun & Bradstreet Corp.
4.625%, 12/01/2022	700,000	723,190
TTX Company
4.200%, 07/01/2046 (C)	700,000	705,399
Tutor Perini Corp.
6.875%, 05/01/2025 (C)	115,000	124,775
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	985,487
4.875%, 01/15/2021	500,000	537,917
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,225,964
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	509,046	527,168
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	283,903	294,549
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	385,000	390,294
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	441,650
5.500%, 07/15/2025	390,000	418,743
5.750%, 11/15/2024	240,000	254,700
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	189,920	213,185
Verisk Analytics, Inc.
4.000%, 06/15/2025	725,000	758,117
XPO Logistics, Inc.
6.500%, 06/15/2022 (C)	520,000	546,000
		30,444,260
Information technology – 2.2%
Activision Blizzard, Inc.
3.400%, 09/15/2026	540,000	546, 099
6.125%, 09/15/2023 (C)	430,000	461,175
Arrow Electronics, Inc.
3.875%, 01/12/2028	370,000	369,043
Autodesk, Inc.
3.500%, 06/15/2027	560,000	558,370
CA, Inc.
3.600%, 08/15/2022	485,000	496,166
4.700%, 03/15/2027	386,000	404,578
CDW LLC
5.000%, 09/01/2025	64,000	67,200
Dell International LLC
6.020%, 06/15/2026 (C)	985,000	1,093,499
7.125%, 06/15/2024 (C)	120,000	132,568
8.350%, 07/15/2046 (C)	355,000	453,500
eBay, Inc.
2.150%, 06/05/2020	330,000	330,685
3.800%, 03/09/2022	520,000	545,165
Electronic Arts, Inc.
4.800%, 03/01/2026	765,000	846,452
Fiserv, Inc.
3.850%, 06/01/2025	614,000	640,994
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (C)	628,000	628,136
Ingram Micro, Inc.
5.450%, 12/15/2024	495,000	507,905
j2 Cloud Services LLC
6.000%, 07/15/2025 (C)	160,000	167,400
Jabil, Inc.
4.700%, 09/15/2022	734,000	780,793
Keysight Technologies, Inc.
4.600%, 04/06/2027	345,000	362,774
Match Group, Inc.
6.375%, 06/01/2024	320,000	348,400

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc.
7.500%, 09/15/2023	$200,000	$222,250
Microsoft Corp.
4.450%, 11/03/2045	760,000	855,403
NCR Corp.
5.875%, 12/15/2021	125,000	129,156
NetApp, Inc.
2.000%, 09/27/2019	505,000	504,056
Nokia OYJ
4.375%, 06/12/2027	205,000	210,894
NXP BV
4.625%, 06/01/2023 (C)	780,000	838,500
Open Text Corp.
5.875%, 06/01/2026 (C)	160,000	175,600
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	515,669
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (C)	305,000	316,285
Tech Data Corp.
4.950%, 02/15/2027	815,000	840,301
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	745,000	739,786
VeriSign, Inc.
4.750%, 07/15/2027	195,000	200,850
5.250%, 04/01/2025	310,000	334,800
VMware, Inc.
2.950%, 08/21/2022	430,000	431,444
Zebra Technologies Corp.
7.250%, 10/15/2022	67,000	70,936
		16,126,832
Materials – 1.6%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	415,488
4.750%, 04/10/2027 (C)	215,000	224,315
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (C)	290,000	307,038
Bemis Company, Inc.
3.100%, 09/15/2026	500,000	484,686
Braskem Finance, Ltd.
7.000%, 05/07/2020 (C)	335,000	368,081
Cascades, Inc.
5.500%, 07/15/2022 (C)	331,000	343,413
Cemex SAB de CV
6.125%, 05/05/2025 (C)	400,000	432,000
CF Industries, Inc.
4.950%, 06/01/2043	175,000	162,313
Commercial Metals Company
5.375%, 07/15/2027	110,000	115,500
Cydsa SAB de CV
6.250%, 10/04/2027 (C)	310,000	304,367
Eastman Chemical Company
4.500%, 01/15/2021	68,000	71,959
First Quantum Minerals, Ltd.
7.500%, 04/01/2025 (C)	200,000	204,500
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	467,188
Klabin Finance SA
4.875%, 09/19/2027 (C)(D)	200,000	198,480
Methanex Corp.
5.650%, 12/01/2044	450,000	443,321
Mexichem SAB de CV
4.000%, 10/04/2027 (C)	245,000	243,332
Norbord, Inc.
6.250%, 04/15/2023 (C)	315,000	344,925
NOVA Chemicals Corp.
5.000%, 05/01/2025 (C)	520,000	527,800
Novelis Corp.
5.875%, 09/30/2026 (C)	100,000	101,500
Platform Specialty Products Corp.
6.500%, 02/01/2022 (C)	571,000	591,699
Rain CII Carbon LLC
8.250%, 01/15/2021 (C)	130,000	134,875
The Chemours Company
6.625%, 05/15/2023	614,000	653,143
The Dow Chemical Company
3.000%, 11/15/2022	270,000	275,421
4.125%, 11/15/2021	1,000,000	1,059,257
The Mosaic Company
4.250%, 11/15/2023	600,000	622,853
The Sherwin-Williams Company
2.250%, 05/15/2020	420,000	421,589
4.200%, 01/15/2022	1,000,000	1,057,143
US Concrete, Inc.
6.375%, 06/01/2024	200,000	215,500
Vale Overseas, Ltd.
6.250%, 08/10/2026	342,000	389,025
Vedanta Resources PLC
6.125%, 08/09/2024 (C)(D)	270,000	273,995
6.375%, 07/30/2022 (C)	325,000	338,000
		11,792,706
Real estate – 2.5%
American Tower Corp.
3.400%, 02/15/2019	275,000	279,993
3.550%, 07/15/2027	780,000	774,653
4.700%, 03/15/2022	310,000	335,773
5.000%, 02/15/2024	670,000	739,052
5.900%, 11/01/2021	800,000	897,338
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	614,254
Crown Castle Towers LLC
4.883%, 08/15/2040 (C)	390,000	413,067
6.113%, 01/15/2040 (C)	420,000	448,711
DDR Corp.
3.500%, 01/15/2021	650,000	659,507
EPR Properties
5.750%, 08/15/2022	500,000	553,237
Equinix, Inc.
5.375%, 05/15/2027	275,000	299,063
Equity Commonwealth
5.875%, 09/15/2020	700,000	746,659
ERP Operating LP
3.375%, 06/01/2025	300,000	306,369
Essex Portfolio LP
3.625%, 05/01/2027	500,000	504,434
HCP, Inc.
3.875%, 08/15/2024	800,000	823,973
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,096,613
Healthcare Trust of America
Holdings LP
3.500%, 08/01/2026	500,000	489,089
Iron Mountain, Inc.
4.875%, 09/15/2027 (C)	225,000	229,219
5.750%, 08/15/2024	485,000	500,156
6.000%, 08/15/2023	525,000	555,844
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	822,223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP
6.375%, 02/15/2022	$225,000	$232,268
National Retail Properties, Inc.
3.300%, 04/15/2023	660,000	669,207
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	335,000	339,832
4.950%, 04/01/2024	845,000	885,551
5.250%, 01/15/2026	260,000	274,450
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	518,298
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	863,211
Ventas Realty LP
3.500%, 02/01/2025	660,000	662,355
VEREIT Operating Partnership LP
4.600%, 02/06/2024	472,000	495,432
Vornado Realty LP
5.000%, 01/15/2022	650,000	701,749
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,068,549
		18,800,129
Telecommunication services – 2.1%
AT&T, Inc.
3.900%, 08/14/2027	610,000	610,689
4.350%, 06/15/2045	285,000	261,431
4.750%, 05/15/2046	410,000	394,754
5.450%, 03/01/2047	1,060,000	1,120,669
C&W Senior Financing Designated
Activity Company
6.875%, 09/15/2027 (C)(D)	365,000	379,600
CC Holdings GS V LLC
3.849%, 04/15/2023	365,000	381,854
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	885,000
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (C)	325,000	317,688
Comcel Trust via Comunicaciones
Celulares SA
6.875%, 02/06/2024 (C)	700,000	745,892
CSC Holdings LLC
5.500%, 04/15/2027 (C)	230,000	239,200
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	758,000	1,112,728
Digicel Group, Ltd.
8.250%, 09/30/2020 (C)	195,000	190,492
Digicel, Ltd.
6.750%, 03/01/2023 (C)	360,000	352,800
GCI, Inc.
6.875%, 04/15/2025	345,000	370,875
Liquid Telecommunications Financing
PLC
8.500%, 07/13/2022 (C)	280,000	294,928
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (C)	140,000	139,090
Radiate Holdco LLC
6.625%, 02/15/2025 (C)	340,000	332,350
SBA Tower Trust
3.598%, 04/09/2043 (C)	215,000	214,829
Sprint Capital Corp.
6.875%, 11/15/2028	815,000	912,800
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (C)	365,000	370,475
Telecom Italia Capital SA
7.200%, 07/18/2036	365,000	450,757
T-Mobile USA, Inc.
6.125%, 01/15/2022	350,000	364,000
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,287,340
4.400%, 11/01/2034	400,000	402,268
4.522%, 09/15/2048	978,000	945,841
4.672%, 03/15/2055	715,000	680,680
4.862%, 08/21/2046	980,000	997,300
5.012%, 08/21/2054	696,000	697,604
Wind Acquisition Finance SA
7.375%, 04/23/2021 (C)	150,000	156,000
Zayo Group LLC
5.750%, 01/15/2027 (C)	170,000	180,200
		15,790,134
Utilities – 2.1%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (C)	338,708	374,272
AmeriGas Partners LP
5.500%, 05/20/2025	250,000	256,875
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,326,227
Broadcom Corp.
2.375%, 01/15/2020 (C)	695,000	698,734
3.875%, 01/15/2027 (C)	1,613,000	1,660,584
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	535,000	727,685
CenterPoint Energy, Inc.
2.500%, 09/01/2022	310,000	309,680
Dominion Energy, Inc.
2.579%, 07/01/2020	327,000	329,255
Electricite de France SA
3.625%, 10/13/2025 (C)	210,000	215,772
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (C)(H)	285,000	295,776
Emera US Finance LP
3.550%, 06/15/2026	280,000	281,775
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (C)	280,000	284,229
FirstEnergy Corp.
4.850%, 07/15/2047	255,000	267,453
Greenko Dutch BV
4.875%, 07/24/2022 (C)	425,000	431,269
5.250%, 07/24/2024 (C)	215,000	218,709
IPALCO Enterprises, Inc.
3.700%, 09/01/2024 (C)	81,000	81,166
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (C)	265,000	270,565
6.875%, 06/21/2023 (C)	170,000	199,943
7.250%, 01/15/2019 (C)	230,000	243,559
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	335,000	336,677
3.550%, 05/01/2027	675,000	692,283
NextEra Energy Operating Partners LP
4.500%, 09/15/2027 (C)	245,000	249,594
NRG Energy, Inc.
6.250%, 05/01/2024 (D)	720,000	748,800
6.625%, 01/15/2027	435,000	455,663
NRG Yield Operating LLC
5.375%, 08/15/2024	1,070,000	1,123,500
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	799,421

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc.
3.400%, 06/01/2023	$1,160,000	$1,193,934
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (H)	180,000	200,250
Southern Power Company
1.950%, 12/15/2019	385,000	384,156
TransAlta Corp.
6.900%, 05/15/2018	1,157,000	1,187,045
		15,844,851
TOTAL CORPORATE BONDS
(Cost $307,272,036)		$321,194,065

CONVERTIBLE BONDS – 0.0%
Utilities – 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (C)	285,000	284,466
TOTAL CONVERTIBLE BONDS
(Cost $285,000)		$284,466

CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%, 10/16/2017 (H)	275,000	244,750
State Street Corp. (3 month LIBOR +
1.000%) 2.320%, 06/01/2077 (B)	555,000	506,327
SunTrust Preferred Capital I (3 month
LIBOR + 0.645%) 4.000%,
10/30/2017 (B)(H)	425,000	383,563
USB Capital IX (3 month LIBOR +
1.020%) 3.500%, 10/30/2017 (B)(H)	1,045,000	930,625
		2,065,265
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $2,038,059)		$2,065,265

MUNICIPAL BONDS – 0.4%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,842,260
TOTAL MUNICIPAL BONDS
(Cost $2,068,957)		$2,842,260

TERM LOANS (I) – 0.1%
Financials – 0.1%
LSF9 Atlantis Holdings LLC (1 month
LIBOR + 6.000%) 7.237%,
05/01/2023 (B)	208,688	209,122
Industrials – 0.0%
Delta Air Lines, Inc. (1 month LIBOR +
2.500%) 3.737%, 10/18/2018	130,169	130,586
WP CPP Holdings LLC (1 and 3 month
LIBOR + 3.500%) 4.811%,
12/28/2019	39,687	38,646
		169,232
Information technology – 0.0%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 4.490%,
10/19/2023	118,800	119,469
TOTAL TERM LOANS (Cost $495,384)		$497,823

COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.1%
Commercial and residential – 9.1%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (1 month
LIBOR + 0.580%)
1.817%, 08/25/2035 (B)	38,992	39,079
American Home Mortgage
Investment Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.440%),
1.674%, 06/25/2045 (B)	241,084	237,336
Series 2005-1, Class AHM (6 month
LIBOR + 2.000%),
3.456%, 06/25/2045 (B)	154,363	154,333
Series 2004-4, Class 5A (6 month
LIBOR + 2.000%),
3.453%, 02/25/2045 (B)	260,704	264,063
Americold LLC
Series 2010-ARTA, Class C,
6.811%, 01/14/2029	1,350,000	1,496,675
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (C)	1,890,000	2,101,710
AOA Mortgage Trust
Series 2015-1177, Class C
3.110%, 12/13/2029 (B)(C)	300,000	298,993
BAMLL Commercial Mortgage
Securities Trust
Series 2013-DSNY, Class E (1 month
LIBOR + 2.600%),
3.827%, 09/15/2026 (B)(C)	105,000	105,046
Series 2015-200P, Class F,
3.716%, 04/14/2033 (B)(C)	240,000	232,029
Banc of America Commercial Mortgage
Trust
Series 2007-3, Class B
5.883%, 06/10/2049 (B)	120,093	121,025
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO
0.082%, 10/10/2045 (C)	12,389,712	48
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month
LIBOR + 0.350%),
1.587%, 04/25/2035 (B)(C)	453,147	440,050
Series 2005-4A , Class A2 (1 month
LIBOR + 0.390%),
1.627%, 01/25/2036 (B)(C)	236,603	221,870
Series 2006-2A, Class A2 (1 month
LIBOR + 0.280%),
1.517%, 07/25/2036 (B)(C)	345,490	327,392
BBCMS Trust
Series 2015-MSQ, Class D,
4.123%, 09/15/2032 (B)(C)	350,000	350,121
Series 2015-SLP, Class C (1 month
LIBOR + 2.000%),
3.227%, 02/15/2028 (B)(C)	165,000	165,046
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (1 month
LIBOR + 0.560%),
1.797%, 07/25/2035 (B)	117,929	116,127
Series 2005-7, Class 11A1 (1 month
LIBOR + 0.540%),
1.777%, 08/25/2035 (B)	235,630	230,913

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Bear Stearns Asset Backed
Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	$327,684	$327,050
Series 2003-AC4, Class A,
5.500%, 09/25/2033	635,644	640,171
Bear Stearns Commercial Mortgage
Securities Trust
Series 2004-PWR5, Class X1 IO,
0.657%, 07/11/2042 (C)	1,747,410	21,149
Series 2004-T16, Class X1 IO,
0.457%, 02/13/2046 (C)	952,450	6,368
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.847%, 07/05/2033 (B)(C)	500,000	506,633
Series 2014-ATLS, Class DFL (1
month LIBOR + 3.000%),
4.231%, 07/05/2033 (B)(C)	280,000	281,969
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (B)(C)	435,000	423,887
Series 2015-1740, Class D,
3.787%, 01/10/2035 (B)(C)	190,000	188,359
Series 2015-1740, Class XA IO,
1.023%, 01/10/2035 (C)	6,610,000	250,627
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (1
month LIBOR + 3.689%),
4.924%, 05/15/2029 (B)(C)	265,000	268,709
Series 2015-JWRZ, Class GL1 (1
month LIBOR + 2.850%),
4.085%, 05/15/2029 (B)(C)	500,000	500,389
Series 2015-JWRZ, Class GL2 (1
month LIBOR + 3.688%),
4.923%, 05/15/2029 (B)(C)	380,000	384,040
BXP Trust
Series 2017-GM, Class D
3.539%, 06/13/2039 (B)(C)	540,000	517,647
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (B)(C)	265,000	263,310
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month
LIBOR + 2.500%)
3.727%, 05/15/2030 (B)(C)	100,000	100,313
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month
LIBOR + 2.150%)
3.377%, 07/15/2028 (B)(C)	355,000	355,222
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX
4.387%, 02/10/2033 (C)	433,902	437,486
CHL Mortgage Pass Through Trust
Series 2004-HYB2, Class 4A
3.287%, 07/20/2034 (B)	916,972	919,786
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month
LIBOR + 2.500%)
3.727%, 07/15/2019 (B)(C)	170,000	170,000
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.335%, 06/11/2032 (B)(C)	220,000	219,864
Cold Storage Trust
Series 2017-ICE3, Class D (1 month
LIBOR + 2.100%)
3.334%, 04/15/2036 (B)(C)	495,000	497,782
Commercial Mortgage Pass Through
Certificates
Series 2012-CR3 Class XA IO
2.174%, 10/15/2045	12,769,298	904,640
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031	1,400,000	1,463,930
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR2 Class XA IO,
1.838%, 08/15/2045	10,152,653	666,384
Series 2013-CR6, Class XA IO,
1.479%, 03/10/2046	1,497,876	45,958
Series 2013-CR8 Class AM,
3.956%, 06/10/2046 (B)	1,000,000	1,043,012
Series 2014-CR15, Class XA,
1.417%, 02/10/2047	13,608,258	545,673
Series 2014-CR16, Class C,
5.065%, 04/10/2047 (B)	810,000	826,271
Series 2015-CR27, Class B,
4.510%, 10/10/2048 (B)	225,000	235,498
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche BankAG)
Series 2014-CR15, Class C
4.911%, 02/10/2047 (B)	800,000	837,649
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class A4,
3.631%, 02/10/2050	1,800,000	1,873,966
Series 2017-CD3, Class C,
4.715%, 02/10/2050 (B)	500,000	526,403
Commercial Mortgage Trust
(Citigroup/Deutsche Bank)
Series 2007-CD5, Class C
6.581%, 11/15/2044 (B)	300,000	302,713
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (B)	175,000	184,427
Series 2012-LC4, Class XA IO,
2.384%, 12/10/2044	4,945,420	353,226
Series 2013-300P, Class D,
4.540%, 08/10/2030 (B)	295,000	310,297
Series 2013-300P, Class E,
4.540%, 08/10/2030 (B)	700,000	662,382
Series 2013-CR11, Class B,
5.161%, 08/10/2050 (B)	490,000	532,577
Series 2013-CR13, Class C,
4.905%, 12/10/2023 (B)	200,000	209,439
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (B)	215,000	233,053
Series 2014-FL4, Class D (1 month
LIBOR + 2.450%),
2.832%, 07/13/2031 (B)	395,000	391,662
Series 2014-LC15, Class C,
5.109%, 04/10/2047 (B)	400,000	415,885

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG) (continued)
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%),
3.487%, 02/13/2032 (B)(C)	$295,000	$296,142
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month
LIBOR + 2.150%)
3.467%, 08/13/2027 (B)	345,000	345,432
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class XA IO
1.535%, 03/10/2047	5,081,682	287,250
Core Industrial Trust
Series 2015-CALW, Class F
3.979%, 02/10/2034 (B)(C)	385,000	385,627
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO
0.917%, 02/15/2038 (C)	305,326	12
DBJPM Mortgage Trust
Series 2016-C3, Class C,
3.636%, 09/10/2049 (B)	180,000	173,577
Series 2017-C6, Class C,
4.174%, 06/10/2050 (B)	325,000	330,400
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust
Series 2004-4, Class 2AR1 (1 month
LIBOR + 0.540%)
1.777%, 06/25/2034 (B)	146,602	144,687
DSLA Mortgage Loan Trust
Series 2004-AR3, Class 2A2B (1
month LIBOR + 0.450%)
1.687%, 07/19/2044 (B)	826,707	815,549
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.781%, 11/25/2049 (B)(C)	1,000,000	1,058,785
Series 2011-K11, Class B,
4.573%, 12/25/2048 (B)(C)	875,000	920,006
Series 2017-K67, Class B,
3.944%, 08/25/2027 (B)(C)	445,000	446,137
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX,
3.495%, 12/15/2034 (B)(C)	750,000	762,340
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (B)(C)	195,000	196,959
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (B)(C)	140,000	140,222
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO
0.010%, 06/10/2048 (C)	4,203,237	3
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AM
5.606%, 12/10/2049 (B)	400,000	406,943
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.959%, 07/10/2038 (B)	311,282	313,862
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.421%, 05/10/2045	4,940,204	328,465
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (B)(C)	859,800	875,894
Series 2014-NEW, Class C,
3.790%, 01/10/2031 (C)	125,000	125,165
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (C)	1,000,000	998,287
Series 2015-590M, Class C,
3.932%, 10/10/2035 (B)(C)	320,000	322,340
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (B)(C)	520,000	534,671
Series 2017-485L, Class C,
4.115%, 02/10/2037 (B)(C)	220,000	228,078
Series 2017-500K, Class F (1 month
LIBOR + 1.800%),
3.034%, 07/15/2032 (B)(C)	125,000	125,192
Series 2017-GS5, Class C,
4.299%, 03/10/2050 (B)	260,000	264,754
Series 2017-GS6, Class C,
4.322%, 05/10/2050 (B)	250,000	257,540
Series 2005-GG4, Class XC IO,
1.594%, 07/10/2039 (C)	530,344	40
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%),
1.686%, 06/20/2035 (B)	291,446	289,519
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (C)	18,775,134	287,823
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	19,775,247	281,718
Series 2007-6, Class ES IO,
0.343%, 08/19/2037 (C)	15,902,875	199,136
HILT Mortgage Trust
Series 2014-ORL, Class D (1 month
LIBOR + 2.150%)
3.231%, 07/15/2029 (B)(C)	255,000	251,609
Hilton USA Trust
Series 2016-HHV, Class D
4.333%, 11/05/2038 (B)(C)	210,000	207,450
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1
month LIBOR + 3.650%)
4.881%, 08/05/2034 (B)(C)	165,000	164,131
Impac Secured Assets CMN Owner Trust
Series 2004-4, Class M2 (1 month
LIBOR + 0.810%)
2.047%, 02/25/2035 (B)	270,000	269,969
IMT Trust
Series 2017-APTS, Class CFX
3.613%, 06/15/2034 (B)(C)	255,000	253,251
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
1.754%, 07/25/2035	2,769,375	176,247
Series 2005-AR8, Class AX2 IO,
1.468%, 05/25/2035	7,135,191	345,860
Series 2005-AR18, Class 1X IO,
1.605%, 10/25/2036	2,691,505	174,561
Series 2005-AR18, Class 2X IO,
1.358%, 10/25/2036	3,229,628	101,728
Irvine Core Office Trust
Series 2013-IRV, Class XA IO
1.211%, 05/15/2048 (C)	13,785,188	427,418

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C14, Class XA IO,
0.920%, 08/15/2046	$9,943,416	$240,242
Series 2014-C19, Class C,
4.820%, 04/15/2047 (B)	410,000	425,688
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8, Class X IO,
0.525%, 05/15/2045	1,691,395	28
Series 2007L-D12, Class AJ,
6.154%, 02/15/2051 (B)	167,559	162,667
Series 2011-C3A, Class XA IO,
1.209%, 02/15/2046 (C)	17,271,901	334,168
Series 2011-C4, Class XA IO,
1.541%, 07/15/2046 (C)	21,799,371	364,368
Series 2012-C14, Class XA IO,
1.582%, 07/05/2032	12,460,733	741,052
Series 2014-FL5, Class C (1 month
LIBOR + 2.100%),
3.334%, 07/15/2031 (B)(C)	420,000	415,972
Series 2014-PHH, Class C (1 month
LIBOR + 2.350%),
3.327%, 08/15/2027 (B)(C)	415,000	415,000
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (C)	320,000	326,598
Series 2015-SGP, Class B (1 month
LIBOR + 2.750%),
3.977%, 07/15/2036 (B)(C)	240,000	241,797
Series 2016-JP3, Class C,
3.622%, 08/15/2049 (B)	244,000	234,014
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ,
6.389%, 09/15/2045 (B)	300,000	304,415
Series 2005-C1, Class XCL IO,
0.168%, 02/15/2040 (C)	1,118,348	1,794
MAD Mortgage Trust
Series 2017-330M, Class D
4.108%, 08/15/2034 (B)(C)	330,000	332,998
MASTR Adjustable Rate
Mortgages Trust
Series 2004-11, Class M2 (1 month
LIBOR + 1.100%),
2.337%, 11/25/2034 (B)	320,580	325,664
Series 2004-13, Class 2A1,
3.290%, 04/21/2034 (B)	262,794	268,759
Series 2004-8, Class 5A1,
3.535%, 08/25/2034 (B)	696,983	700,693
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1,
6.500%, 05/25/2034	406,815	425,659
Series 2005-2, Class 4A3 (1 month
LIBOR + 0.400%),
1.637%, 03/25/2035 (B)	209,779	201,821
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.665%, 10/25/2035 (B)	208,238	207,881
Series 2005-A, Class A1 (1 month
LIBOR + 0.460%),
1.697%, 03/25/2030 (B)	38,458	37,198
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.299%, 02/12/2051 (C)	39,167,005	10,485
Series 2005-CIP1, Class XC IO,
0.010%, 07/12/2038 (C)	3,989,580	936
Series 2006-C2, Class X IO,
0.354%, 08/12/2043 (C)	2,730,280	430
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-6, Class AM
5.526%, 03/12/2051 (B)	275,000	279,295
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class XA IO,
1.639%, 08/15/2045 (C)	10,929,531	620,315
Series 2012-C6, Class XA IO,
1.935%, 11/15/2045 (C)	7,904,514	493,148
Series 2013-C7, Class AS,
3.214%, 02/15/2046	1,000,000	1,008,558
Series 2013-C7, Class C,
4.282%, 02/15/2046 (B)	140,000	138,622
Series 2013-C7, Class XA IO,
1.619%, 02/15/2046	13,456,390	733,848
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	135,000	141,126
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO,
0.921%, 07/15/2049 (C)	11,797,779	269,726
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,458,583
Series 2014-150E, Class D,
4.438%, 09/09/2032 (B)(C)	690,000	710,205
Series 2015, Class XLF1 C (1 month
LIBOR + 2.200%),
3.437%, 08/14/2031 (B)(C)	295,000	296,168
Series 2005-IQ9, Class X1 IO,
1.169%, 07/15/2056 (C)	4,335,043	19,260
Series 2005-T17, Class X1 IO,
1.000%, 12/13/2041 (C)	1,135,174	22,976
MortgageIT Trust
Series 2005-2, Class 1A2 (1 month
LIBOR + 0.660%)
1.897%, 05/25/2035 (B)	126,427	125,366
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (C)	400,000	398,885
MSDB Trust
Series 2017-712F, Class C
3.749%, 07/11/2039 (B)(C)	85,000	85,792
MSSG Trust
Series 2017-237P, Class D,
3.864%, 09/13/2039 (C)	185,000	180,182
Series 2017-237P, Class E,
3.864%, 09/13/2039 (C)	270,000	245,646
Olympic Tower Mortgage Trust
Series 2017-OT, Class D
4.077%, 05/10/2039 (B)(C)	445,000	445,298
One Market Plaza Trust
Series 2017-1MKT, Class D
4.146%, 02/10/2032 (C)	260,000	265,611

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Opteum Mortgage Acceptance Corp.
Asset Backed Pass
Through Certificates
Series 2005-2, Class M2 (1 month
LIBOR + 0.450%),
1.687%, 04/25/2035 (B)	$330,000	$329,491
Series 2005-3, Class APT (1 month
LIBOR + 0.290%),
1.527%, 07/25/2035 (B)	207,549	206,911
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO
1.949%, 12/25/2045	3,572,400	366,273
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month
LIBOR + 0.200%)
1.436%, 05/20/2035 (B)	109,595	107,092
Structured Asset Securities Corp.
Series 1998-RF2, Class A
5.429%, 07/15/2027 (B)(C)	82,375	80,544
TMSQ Mortgage Trust
Series 2011-1500, Class D
3.963%, 10/10/2036 (B)(C)	285,000	278,014
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.822%, 05/10/2045	220,000	238,922
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class XA IO
1.534%, 05/10/2063 (C)	8,027,266	409,814
VNDO Mortgage Trust
Series 2013-PENN, Class D
4.079%, 12/13/2029 (B)(C)	484,000	496,270
VNDO Trust
Series 2016-350P, Class D
4.033%, 01/10/2035 (B)(C)	425,000	418,579
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (B)	302,098	307,007
Series 2005-C17, Class XC IO,
0.478%, 03/15/2042 (C)	652,019	3,290
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2 (1 month
LIBOR + 0.400%),
1.637%, 06/25/2044 (B)	632,058	619,298
Series 2005-AR19, Class A1A2 (1
month LIBOR + 0.290%),
1.527%, 12/25/2045 (B)	245,379	240,233
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
1.607%, 01/25/2045 (B)	987,858	955,182
Series 2005-AR2, Class 2A3 (1 month
LIBOR + 0.350%),
1.587%, 01/25/2045 (B)	144,442	142,397
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.420%),
1.657%, 07/25/2045 (B)	940,029	916,697
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.360%),
1.597%, 07/25/2045 (B)	554,223	544,238
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1, Class 6A1
6.500%, 03/25/2035	296,898	285,744
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (B)(C)	550,000	550,181
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (B)(C)	245,000	223,434
Series 2015-LC22, Class B,
4.693%, 09/15/2058 (B)	310,000	331,989
Series 2017-RB1, Class C,
4.311%, 03/15/2050 (B)	215,000	220,346
Wells Fargo Mortgage Backed Securities
Trust
Series 2005-AR3, Class 1A2
3.396%, 03/25/2035 (B)	289,787	290,385
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
3.805%, 11/15/2029 (B)(C)	84,360	84,307
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.535%, 03/15/2044 (C)	16,689,228	557,662
Series 2012-C10, Class XA IO,
1.753%, 12/15/2045 (C)	6,682,648	435,638
Series 2012-C9, Class B XA IO,
2.170%, 11/15/2045 (C)	10,423,772	763,183
Series 2013-C15, Class B,
4.628%, 08/15/2046 (B)	125,000	132,569
Series 2013-C16, Class B,
5.146%, 09/15/2046 (B)	175,000	190,152
		67,647,220
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1 (1 month
LIBOR + 1.450%),
2.687%, 11/25/2023 (B)	90,683	90,889
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.087%, 10/25/2027 (B)	210,000	214,533
Series 2016-HQA2, Class M2 (1
month LIBOR + 2.250%),
3.487%, 11/25/2028 (B)	110,000	113,101
Series 290, Class IO,
3.500%, 11/15/2032	2,519,706	403,176
Series 3387, Class SB IO (1 month
LIBOR + 6.420%),
5.186%, 11/15/2037	1,877,591	319,332
Series 3632, Class AP,
3.000%, 02/15/2040	1,741,737	1,782,055
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,470,449	58,927
Series K005, Class AX IO,
1.539%, 11/25/2019	13,001,296	334,031
Series K011, Class X1 IO,
0.401%, 11/25/2020	50,915,073	365,061
Series K014, Class X1 IO,
1.362%, 04/25/2021	9,623,295	345,771
Series K015, Class X1 IO,
1.767%, 07/25/2021	9,405,389	481,038
Series K018, Class X1 IO,
1.522%, 01/25/2022	3,200,892	152,471

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K021, Class A2,
2.396%, 06/25/2022	$1,000,000	$1,005,114
Series K021, Class X1 IO,
1.602%, 06/25/2022	12,436,395	712,037
Series K022, Class X1 IO,
1.382%, 07/25/2022	8,833,607	432,006
Series K026, Class X1 IO,
1.142%, 11/25/2022	10,746,240	459,844
Series K705, Class X1 IO,
1.852%, 09/25/2018	14,798,540	182,565
Series K707, Class X1 IO,
1.655%, 12/25/2018	10,858,658	147,521
Series K710, Class X1 IO,
1.866%, 05/25/2019	4,933,028	106,927
Series KAIV, Class X1 IO,
1.303%, 06/25/2021	30,908,198	1,138,695
Series KS01, Class X1 IO,
1.471%, 01/25/2023	6,922,480	338,154
Series T-41, Class 3A,
5.686%, 07/25/2032 (B)	67,317	72,943
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	12,918	14,771
Series 2010-15, Class KA,
4.000%, 03/25/2039	427,638	438,733
Series 2011-41, Class KA,
4.000%, 01/25/2041	557,076	579,645
Series 2011-86, Class NA,
4.000%, 01/25/2041	972,305	1,003,634
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	2,691,071	436,819
Series 2012-21, Class PA,
2.000%, 03/25/2041	3,979,069	3,947,581
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,276,017	1,250,268
Series 2012-M5, Class X IO,
0.675%, 02/25/2022	16,906,466	341,093
Series 2002-W3, Class A5,
7.500%, 11/25/2041	91,517	107,698
Government National
Mortgage Association
Series 2008-90, Class IO,
1.493%, 12/16/2050	3,819,448	586,338
Series 2010-147, Class SA IO (1
month LIBOR + 6.170%),
4.934%, 05/20/2040	2,471,537	264,959
Series 2010-85, Class SB IO (1 month
LIBOR + 6.600%),
5.366%, 03/16/2040	2,519,874	372,107
Series 2012-114, Class IO,
0.811%, 01/16/2053	898,023	46,977
Series 2012-120, Class IO,
0.794%, 02/16/2053	10,583,422	490,595
Series 2012-70, Class IO,
0.506%, 08/16/2052	6,838,376	165,072
Series 2016-142, Class IO,
0.998%, 09/16/2058	2,085,340	171,188
Series 2016-162, Class IO,
0.996%, 09/16/2058	4,602,879	372,242
Series 2016-174, Class IO,
0.899%, 11/16/2056	2,943,068	236,920
Series 2016-87, Class IO,
1.007%, 08/16/2058	2,904,154	216,453
Series 2017-109, Class IO,
0.612%, 04/16/2057	3,581,213	224,163
Series 2017-124, Class IO,
0.705%, 01/16/2059	4,450,432	321,913
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,595,000	185,257
Series 2017-20, Class IO,
0.749%, 12/16/2058	5,636,533	384,942
Series 2017-22, Class IO,
1.047%, 12/16/2057	1,981,931	187,498
Series 2017-3, Class IO,
0.907%, 09/16/2058	5,231,935	399,096
Series 2017-46, Class IO,
0.619%, 11/16/2057	4,215,349	278,597
Series 2017-61, Class IO,
0.766%, 05/16/2059	2,544,289	213,513
		22,494,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,244,387)		$90,141,483

ASSET BACKED SECURITIES – 9.0%
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (1 month
LIBOR + 0.450%)
1.687%, 10/25/2035 (B)	550,000	548,666
Ally Auto Receivables Trust
Series 2017-4, Class A4
1.960%, 07/15/2022	435,000	433,459
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	1,340,000	1,341,652
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month
LIBOR + 0.410%)
1.647%, 01/25/2036 (B)	900,000	896,959
Series 2005-R3, Class M2 (1 month
LIBOR + 0.470%)
1.707%, 05/25/2035 (B)	269,097	268,486
Amresco Residential Securities Mortgage
Loan Trust
Series 1998-1, Class A6
6.510%, 08/25/2027	902	943
Applebee’s Funding LLC
Series 2014-1, Class A2
4.277%, 09/05/2044 (C)	765,000	748,706
Arby’s Funding LLC
Series 2015-1A, Class A2
4.969%, 10/30/2045 (C)	643,538	662,567
Argent Securities, Inc.
Series 2003-W10, Class M1 (1 month
LIBOR + 1.080%)
2.317%, 01/25/2034 (B)	139,082	135,983
Series 2004-W6, Class M1 (1 month
LIBOR + 0.825%)
2.062%, 05/25/2034 (B)	71,686	71,475
ARL First LLC
Series 2012-1A, Class A2
3.810%, 12/15/2042 (C)	900,000	900,160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust
Series 2016-A1, Class A (1 month
LIBOR + 0.390%)
1.624%, 10/15/2021 (B)	$2,175,000	$2,184,337
Series 2017-A1, Class A1
1.950%, 08/15/2022	1,735,000	1,737,281
Bank of the West Auto Trust
Series 2015-1, Class A4
1.660%, 09/15/2020 (C)	325,000	324,729
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	235,000	231,949
Business Loan Express SBA Loan Trust
Series 2005-1A, Class A (1 month
LIBOR + 0.300%)
1.537%, 06/27/2033 (B)(C)	475,590	437,543
Cabela’s Credit Card Master Note Trust
Series 2016-1, Class A1
1.780%, 06/15/2022	1,325,000	1,322,619
California Republic Auto
Receivables Trust
Series 2015-2, Class A4
1.750%, 01/15/2021	595,000	594,896
Series 2016-2, Class A4
1.830%, 12/15/2021	345,000	343,975
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%, 04/15/2022	775,000	769,288
Series 2017-A1, Class A1
2.000%, 01/17/2023	1,490,000	1,494,105
CarMax Auto Owner Trust
Series 2015-2, Class A4
1.800%, 03/15/2021	145,000	145,045
Series 2016-1, Class A4
1.880%, 06/15/2021	205,000	204,672
Series 2016-2, Class A4
1.680%, 09/15/2021	235,000	233,348
Centex Home Equity
Series 2005-A, Class M4 (1 month
LIBOR + 1.200%)
2.437%, 01/25/2035 (B)	156,736	141,227
Chase Issuance Trust
Series 2016-A2, Class A
1.370%, 06/15/2021	730,000	725,110
Series 2016-A5, Class A5
1.270%, 07/15/2021	1,680,000	1,665,073
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (C)	345,000	342,812
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	1,430,000	1,427,687
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.474%, 03/20/2043 (C)	996,599	1,004,075
CNH Equipment Trust
Series 2016-B, Class A3
1.630%, 08/15/2021	200,000	199,586
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (C)	523,688	544,212
Conseco Financial Corp.
Series 1996-10, Class M1
7.240%, 11/15/2028 (B)	396,443	418,582
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5
8.100%, 08/15/2025	7,534	5,431
Countrywide Asset-Backed Certificates
Trust
Series 2004-10, Class AF5B
4.879%, 02/25/2035	113,152	113,016
Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB4, Class M1 (1 month
LIBOR + 0.420%)
1.657%, 07/25/2035 (B)	60,801	60,852
Series 2006-MH1, Class B1
6.250%, 10/25/2036 (C)	2,560,000	2,637,194
Cronos Containers Program, Ltd.
Series 2013-1A, Class A
3.080%, 04/18/2028 (C)	1,005,000	1,001,054
CSMC Trust
Series 2006-CF2, Class M1 (1 month
LIBOR + 0.470%)
1.707%, 05/25/2036 (B)(C)	59,500	59,423
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (C)	658,125	673,282
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (C)	165,000	164,984
Series 2017-1A, Class A2II
4.030%, 11/20/2047 (C)	190,000	189,981
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	1,600,000	1,596,381
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (C)	795,000	804,747
Series 2017-1A, Class A2II
3.082%, 07/25/2047 (C)	1,000,000	995,290
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (C)	373,350	376,509
EquiFirst Mortgage Loan Trust
Series 2004-3, Class M3 (1 month
LIBOR + 0.975%)
2.212%, 12/25/2034 (B)	243,648	243,119
Equity One ABS, Inc.
Series 2004-1, Class M2
5.615%, 04/25/2034	111,151	109,312
Series 2004-1, Class M3
5.760%, 04/25/2034	292,469	263,628
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I
3.857%, 04/30/2047 (C)	199,500	201,726
Ford Credit Auto Owner Trust
Series 2014-1, Class B
2.410%, 11/15/2025 (C)	305,000	305,397
Series 2015-B, Class A4
1.580%, 08/15/2020	370,000	369,599
Series 2016-B, Class A4
1.520%, 08/15/2021	270,000	268,267
Series 2016-C, Class A4
1.400%, 02/15/2022	563,000	555,492
Series 2017-B, Class A4
1.870%, 09/15/2022	172,000	171,282
FRS I LLC
Series 2013-1A, Class B
3.960%, 04/15/2043 (C)	897,117	897,744

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (C)	$605,000	$605,121
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.650%, 05/15/2020 (C)	360,000	360,074
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (1 month
LIBOR + 0.270%)
1.507%, 10/25/2035 (B)	175,702	174,252
GSAA Trust
Series 2005-10, Class M3 (1 month
LIBOR + 0.550%)
1.787%, 06/25/2035 (B)	148,438	147,503
GSRPM Mortgage Loan Trust
Series 2006-1, Class A1 (1 month
LIBOR + 0.300%)
1.537%, 03/25/2035 (B)(C)	624,468	618,549
Hertz Vehicle Financing LLC
Series 2016-3A, Class A
2.270%, 07/25/2020 (C)	430,000	427,918
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (C)	322,053	322,309
Home Equity Asset Trust
Series 2005-1, Class M4 (1 month
LIBOR + 1.020%)
2.257%, 05/25/2035 (B)	202,328	203,784
Series 2005-3, Class M4 (1 month
LIBOR + 0.640%)
1.877%, 08/25/2035 (B)	230,000	232,238
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4
1.620%, 08/15/2022	800,000	796,617
Series 2016-4, Class A4
1.360%, 01/18/2023	405,000	400,367
Series 2017-1, Class A3
1.720%, 07/21/2021	895,000	894,370
Series 2017-2, Class A4
1.870%, 09/15/2023	185,000	184,486
Series 2017-3, Class A4
1.980%, 11/20/2023	225,000	224,475
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	830,000	829,187
Hyundai Auto Receivables Trust
Series 2017-A, Class A3
1.760%, 08/16/2021 (D)	715,000	714,464
InSite Issuer LLC
Series 2016-1A, Class A
2.883%, 11/15/2046 (C)	750,000	741,357
Series 2016-1A, Class B
4.557%, 11/15/2046 (C)	500,000	492,237
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/2021	235,000	235,002
Long Beach Mortgage Loan Trust
Series 2004-1, Class M3 (1 month
LIBOR + 1.050%)
2.287%, 02/25/2034 (B)	85,587	84,635
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (1
month LIBOR + 0.520%)
1.757%, 06/25/2035 (B)	195,123	189,200
Series 2005-WMC1, Class M1 (1
month LIBOR + 0.750%)
1.987%, 09/25/2035 (B)	159,378	154,546
Miramax LLC
Series 2014-1A, Class A2
3.340%, 07/20/2026 (C)	293,480	294,375
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (C)	128,630	127,618
Series 2015-1A, Class A
2.520%, 12/20/2032 (C)	87,193	86,924
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 (1 month
LIBOR + 0.280%)
1.517%, 09/25/2036 (B)	210,773	209,512
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month
LIBOR + 0.675%)
1.912%, 03/25/2035 (B)	445,000	444,249
Series 2005-2, Class M2 (1 month
LIBOR + 0.675%)
1.912%, 06/25/2035 (B)	494,637	494,852
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4
1.540%, 10/17/2022	150,000	148,716
Series 2017-A, Class A3
1.740%, 08/16/2021	450,000	449,664
Series 2017-B, Class A4
1.950%, 10/16/2023	500,000	498,396
Option One Mortgage Loan Trust
Series 2004-1, Class M1 (1 month
LIBOR + 0.900%)
2.137%, 01/25/2034 (B)	380,054	376,544
RAAC Series Trust
Series 2006-SP4, Class M1 (1 month
LIBOR + 0.340%)
1.577%, 11/25/2036 (B)	245,000	236,116
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4
4.934%, 08/25/2035	338,847	345,339
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month
LIBOR + 0.150%)
1.387%, 09/25/2036 (B)	341,911	340,060
Sierra Timeshare Receivables
Funding LLC
Series 2014-2A, Class A
2.050%, 06/20/2031 (B)(C)	48,324	48,242
Sonic Capital LLC
Series 2016-1A, Class A2
4.472%, 05/20/2046 (C)	213,746	215,432
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (1
month LIBOR + 0.440%)
1.677%, 11/25/2035 (B)	193,508	193,454
Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (1
month LIBOR + 0.300%)
1.537%, 12/25/2036 (B)	297,180	297,100
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.735%)
1.972%, 03/25/2035 (B)	322,896	323,399

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class M1 (1 month
LIBOR + 0.430%)
1.667%, 09/25/2035 (B)	$157,679	$157,943
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4
1.780%, 01/15/2021 (C)	350,000	349,944
Synchrony Credit Card Master
Note Trust
Series 2016-1, Class A
2.040%, 03/15/2022	570,000	572,269
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (C)	381,150	388,582
Series 2016-1A, Class A2II
4.377%, 05/25/2046 (C)	693,000	721,254
TAL Advantage V LLC
Series 2014-1A, Class A
3.510%, 02/22/2039 (C)	574,292	574,188
Towd Point Mortgage Trust
Series 2015-2, Class 1M2
3.469%, 11/25/2060 (B)(C)	410,000	426,038
Series 2016-5, Class A1
2.500%, 10/25/2056 (B)(C)	458,352	457,823
Series 2017-1, Class A1
2.750%, 10/25/2056 (B)(C)	250,799	252,089
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(C)	199,241	200,284
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4
1.740%, 09/15/2020	500,000	500,588
Series 2016-B, Class A4
1.520%, 08/16/2021	215,000	213,780
Series 2016-C, Class A4
1.320%, 11/15/2021	390,000	385,796
Series 2017-A, Class A3
1.730%, 02/16/2021	680,000	679,487
Series 2017-B, Class A3
1.760%, 07/15/2021	830,000	829,781
Series 2017-C, Class A4
1.980%, 12/15/2022	455,000	454,285
VB-S1 Issuer LLC
Series 2016-1A, Class D
4.459%, 06/15/2046 (C)	500,000	496,944
Series 2016-1A, Class F
6.901%, 06/15/2046 (C)	250,000	257,638
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (C)	2,030,000	2,020,358
Series 2016-2A, Class A
1.680%, 05/20/2021 (C)	670,000	667,781
Series 2017-1A, Class A
2.060%, 09/20/2021 (C)	850,000	852,221
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (C)	420,000	417,693
Wendys Funding LLC
Series 2015-1A, Class A2I
3.371%, 06/15/2045 (C)	2,185,400	2,204,966
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (C)	588,000	602,130
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (C)	427,530	426,422
Series 2014-1A, Class B
3.250%, 12/20/2026 (C)	275,980	276,595
Series 2015-1A, Class A
2.750%, 05/20/2027 (C)	213,290	213,809
Series 2015-2A, Class B
4.000%, 07/20/2028 (C)	519,228	522,593
Series 2016-1A, Class A
3.500%, 12/20/2028 (C)	253,729	255,911
Series 2017-1A, Class A
3.050%, 12/20/2030 (C)	380,766	381,728
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.770%, 09/15/2021	885,000	885,014
Series 2017-B, Class A3
1.950%, 02/15/2023	215,000	214,538
TOTAL ASSET BACKED SECURITIES
(Cost $65,934,311)		$66,588,072

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc.,
6.250% (C)	2,216	203,872
Financials – 0.1%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 6.967% (B)	12,857	339,425
Regions Financial Corp., 6.375%	8,726	222,077
Wells Fargo & Company, Series L,
7.500%	139	182,785
		744,287
Industrials – 0.0%
Glasstech, Inc., Series A (E)(G)	1	452
Utilities – 0.1%
Dominion Energy, Inc., 6.750%	9,845	499,634
DTE Energy Company, 6.500%	3,610	196,565
		696,199
TOTAL PREFERRED SECURITIES
(Cost $1,614,327)		$1,644,810

SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust,
1.2098% (J)(K)	961,943	9,625,199
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,625,120)		$9,625,199

SHORT-TERM INVESTMENTS – 10.2%
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
0.700%, 10/02/2017 *	$502,000	501,990
Federal Farm Credit Bank Discount Note
0.701%, 10/02/2017 *	86,000	85,998
Federal Home Loan Bank Discount Note
0.700%, 10/02/2017 *	4,475,000	4,474,919
		5,062,907
Money market funds – 9.4%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9244% (J)	69,900,172	69,900,172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $650,055 on
10-2-17, collateralized by $656,300
U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $663,135 including
interest)	$650,000	$650,000
TOTAL SHORT-TERM INVESTMENTS (Cost $75,613,079)		$75,613,079
Total Investments (Active Bond Trust)
(Cost $789,544,477) – 108.8%		$809,222,610
Other assets and liabilities, net – (8.8%)		(65,418,212)
TOTAL NET ASSETS – 100.0%		$743,804,398

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,758,313 or 16.9% of the fund’s net assets as of 9-30-17.
(D)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $9,380,147.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	The rate shown is the annualized seven-day yield as of 9-30-17.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.6%
Consumer discretionary – 10.1%
Auto components – 0.5%
Delphi Automotive PLC	5,456	$536,870
Pirelli & C. SpA (A)(B)	8,686	66,729
Stanley Electric Company, Ltd.	5,089	174,545
		778,144
Automobiles – 1.0%
Geely Automobile Holdings, Ltd.	34,013	96,587
General Motors Company	13,000	524,940
Harley-Davidson, Inc.	10,020	483,064
Tesla, Inc. (B)	1,112	379,303
		1,483,894
Diversified consumer services – 0.1%
Grand Canyon Education, Inc. (B)	1,368	124,242
The Honest Company, Inc. (B)(C)(D)	3,841	79,662
		203,904
Hotels, restaurants and leisure – 2.0%
Choice Hotels International, Inc.	12,136	775,490
Galaxy Entertainment Group, Ltd.	15,866	112,164
Hilton Worldwide Holdings, Inc.	9,286	644,913
Las Vegas Sands Corp.	1,860	119,338
McDonald’s Corp.	4,450	697,226
Melco Resorts &
Entertainment, Ltd., ADR	6,174	148,917
Wynn Resorts, Ltd.	3,778	562,620
		3,060,668
Household durables – 1.1%
NVR, Inc. (B)	598	1,707,290
Internet and direct marketing retail – 1.6%
Ctrip.com International, Ltd., ADR (B)	1,634	86,177
Expedia, Inc.	4,298	618,654
Netflix, Inc. (B)	4,054	735,193
The Priceline Group, Inc. (B)	310	567,554
Wayfair, Inc., Class A (B)	4,518	304,513
		2,312,091
Media – 0.4%
Viacom, Inc., Class B	21,400	595,776
Specialty retail – 1.6%
CarMax, Inc. (B)	3,841	291,186
Jand, Inc., Class A (B)(C)(D)	3,495	27,261
The Home Depot, Inc.	5,849	956,662
The TJX Companies, Inc.	11,446	843,914
Ulta Beauty, Inc. (B)	1,225	276,924
		2,395,947
Textiles, apparel and luxury goods – 1.8%
ANTA Sports Products, Ltd.	39,952	168,431
NIKE, Inc., Class B	47,104	2,442,342
		2,610,773
		15,148,487
Consumer staples – 5.6%
Beverages – 1.4%
Diageo PLC	33,107	1,088,740
Monster Beverage Corp. (B)	3,380	186,745
The Coca-Cola Company	18,176	818,102
		2,093,587
Food and staples retailing – 1.5%
Costco Wholesale Corp.	5,180	851,022
The Kroger Company	26,100	523,566
Walgreens Boots Alliance, Inc.	10,202	787,798
X5 Retail Group NV, GDR (B)	2,975	133,548
		2,295,934

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products – 0.3%
The Hershey Company	4,467	$487,662
Household products – 0.7%
Colgate-Palmolive Company	13,589	989,959
Personal products – 0.9%
Pola Orbis Holdings, Inc.	7,118	215,232
Unilever NV	20,331	1,200,342
		1,415,574
Tobacco – 0.8%
Philip Morris International, Inc.	10,074	1,118,315
		8,401,031
Energy – 4.5%
Oil, gas and consumable fuels – 4.5%
Andeavor	1,201	123,883
Callon Petroleum Company (B)	34,700	390,028
Chevron Corp.	8,445	992,288
Cimarex Energy Company	6,100	693,387
Hess Corp.	12,300	576,747
Newfield Exploration Company (B)	47,231	1,401,344
Occidental Petroleum Corp.	4,200	269,682
Phillips 66	10,753	985,082
Suncor Energy, Inc.	32,357	1,133,466
World Fuel Services Corp.	4,405	149,374
		6,715,281
Financials – 18.5%
Banks – 7.3%
Banco Macro SA, ADR	778	91,298
Bank of America Corp.	32,663	827,680
Citigroup, Inc.	29,904	2,175,217
Credit Agricole SA	8,025	146,088
First Citizens BancShares, Inc., Class A	736	275,183
First Republic Bank	5,744	600,018
Grupo Financiero Galicia SA, ADR	1,717	88,494
ICICI Bank, Ltd., ADR	10,700	91,592
JPMorgan Chase & Co.	13,292	1,269,519
M&T Bank Corp.	10,240	1,649,050
The PNC Financial Services Group, Inc.	19,897	2,681,519
Wells Fargo & Company	17,827	983,159
		10,878,817
Capital markets – 2.4%
BlackRock, Inc.	4,381	1,958,701
FactSet Research Systems, Inc.	3,615	651,098
Moody’s Corp.	1,844	256,703
Morgan Stanley	2,208	106,359
Ocelot Partners, Ltd. (A)(B)	7,469	73,193
TD Ameritrade Holding Corp.	9,800	478,240
		3,524,294
Consumer finance – 1.2%
American Express Company	13,716	1,240,749
Credit Acceptance Corp. (B)	2,175	609,370
		1,850,119
Diversified financial services – 0.5%
Berkshire Hathaway, Inc., Class B (B)	4,318	791,576
Insurance – 7.1%
Alleghany Corp. (B)	607	336,284
American International Group, Inc.	11,899	730,480
Brighthouse Financial, Inc. (B)	1,294	78,675
Chubb, Ltd.	16,985	2,421,212
Fairfax Financial Holdings, Ltd.	1,151	598,981
Markel Corp. (B)	1,569	1,675,661
Marsh & McLennan Companies, Inc.	10,316	864,584
MetLife, Inc.	48,363	2,512,458
Tokio Marine Holdings, Inc.	3,504	137,137
Unum Group	5,434	277,840
White Mountains Insurance Group, Ltd.	540	462,780
XL Group, Ltd.	13,957	550,604
		10,646,696
		27,691,502
Health care – 11.6%
Biotechnology – 1.3%
Bluebird Bio, Inc. (B)	1,388	190,642
Blueprint Medicines Corp. (B)	2,109	146,934
Celgene Corp. (B)	2,018	294,265
Exact Sciences Corp. (B)	4,300	202,616
Genmab A/S (B)	936	206,991
Neurocrine Biosciences, Inc. (B)	2,842	174,158
Regeneron Pharmaceuticals, Inc. (B)	379	169,458
Spark Therapeutics, Inc. (B)	1,961	174,843
Vertex Pharmaceuticals, Inc. (B)	2,949	448,366
		2,008,273
Health care equipment and supplies – 2.3%
DexCom, Inc. (B)	7,359	360,039
Edwards Lifesciences Corp. (B)	4,965	542,724
Hologic, Inc. (B)	15,552	570,603
Insulet Corp. (B)	2,333	128,502
Medtronic PLC	22,799	1,773,078
		3,374,946
Health care providers and services – 2.4%
Cardinal Health, Inc.	12,442	832,619
Envision Healthcare Corp. (B)	12,016	540,119
Laboratory Corp. of America
Holdings (B)	4,679	706,389
McKesson Corp.	5,571	855,761
UnitedHealth Group, Inc.	3,528	690,959
		3,625,847
Life sciences tools and services – 0.1%
ICON PLC (B)	1,196	136,200
Pharmaceuticals – 5.5%
Allergan PLC	1,318	270,124
AstraZeneca PLC, ADR	11,525	390,467
Bristol-Myers Squibb Company	47,482	3,026,503
Eli Lilly & Company	13,374	1,144,012
Merck & Company, Inc.	22,083	1,413,974
Mylan NV (B)	23,427	734,905
Pfizer, Inc.	5,929	211,665
Roche Holding AG	3,286	839,968
Sino Biopharmaceutical, Ltd.	155,289	164,519
		8,196,137
		17,341,403
Industrials – 11.6%
Aerospace and defense – 0.5%
L3 Technologies, Inc.	434	81,779
Lockheed Martin Corp.	2,308	716,149
		797,928
Air freight and logistics – 1.0%
United Parcel Service, Inc., Class B	11,324	1,359,899
XPO Logistics, Inc. (B)	2,138	144,914
		1,504,813
Airlines – 0.7%
American Airlines Group, Inc.	22,200	1,054,278
Building products – 0.7%
Lennox International, Inc.	6,261	1,120,531

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.1%
Cintas Corp.	5,971	$861,496
Clean Harbors, Inc. (B)	4,876	276,469
UniFirst Corp.	2,883	436,775
		1,574,740
Electrical equipment – 0.1%
Mitsubishi Electric Corp.	8,239	128,886
Industrial conglomerates – 0.6%
3M Company	4,375	918,313
Machinery – 1.8%
Allison Transmission Holdings, Inc.	13,164	494,045
Gima TT SpA (A)(B)(D)	900	13,296
Harmonic Drive Systems, Inc.	3,743	193,722
IDEX Corp.	8,246	1,001,642
Oshkosh Corp.	2,342	193,309
PACCAR, Inc.	10,214	738,881
WEG SA	12,700	85,812
		2,720,707
Road and rail – 4.8%
AMERCO	2,427	909,882
Canadian National Railway Company	17,863	1,480,006
CSX Corp.	10,997	596,697
Genesee & Wyoming, Inc., Class A (B)	13,928	1,030,811
Knight-Swift Transportation
Holdings, Inc. (B)	23,336	969,611
Old Dominion Freight Line, Inc.	1,012	111,431
Union Pacific Corp.	18,483	2,143,474
		7,241,912
Trading companies and distributors – 0.3%
Fastenal Company	8,242	375,670
		17,437,778
Information technology – 17.7%
Communications equipment – 1.2%
Acacia Communications, Inc. (B)	16,693	786,240
Arista Networks, Inc. (B)	2,118	401,594
Lumentum Holdings, Inc. (B)	2,071	112,559
Motorola Solutions, Inc.	5,277	447,859
		1,748,252
Electronic equipment, instruments and components – 0.7%
AAC Technologies Holdings, Inc.	7,796	131,921
Keysight Technologies, Inc. (B)	10,103	420,891
Murata Manufacturing Company, Ltd.	1,543	227,158
Universal Display Corp.	1,223	157,584
Zebra Technologies Corp., Class A (B)	1,093	118,678
		1,056,232
Internet software and services – 4.4%
Alibaba Group Holding, Ltd., ADR (B)	1,605	277,200
Alphabet, Inc., Class A (B)	300	292,116
Alphabet, Inc., Class C (B)	893	856,485
Baidu, Inc., ADR (B)	625	154,806
Cloudera, Inc. (B)	15,771	259,274
CoStar Group, Inc. (B)	3,890	1,043,493
Facebook, Inc., Class A (B)	8,053	1,376,016
GoDaddy, Inc., Class A (B)	8,890	386,804
InterActiveCorp (B)	1,398	164,377
Just Eat PLC (B)	10,521	94,238
Match Group, Inc. (B)	8,406	194,935
MercadoLibre, Inc.	556	143,965
SINA Corp. (B)	1,403	160,854
The Trade Desk, Inc., Class A (B)	57	3,506
Weibo Corp., ADR (B)	1,445	142,968
Yandex NV, Class A (B)	10,968	361,393
Zillow Group, Inc., Class A (B)	1,470	59,021
Zillow Group, Inc., Class C (B)	14,530	584,251
		6,555,702
IT services – 2.0%
Accenture PLC, Class A	7,265	981,284
Black Knight Financial Services, Inc.,
Class A (B)	5,148	221,621
CoreLogic, Inc. (B)	2,052	94,843
GMO Payment Gateway, Inc.	1,208	75,677
InterXion Holding NV (B)	2,083	106,087
PayPal Holdings, Inc. (B)	11,798	755,426
Visa, Inc., Class A	7,968	838,552
		3,073,490
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (B)	42,023	535,793
Analog Devices, Inc.	10,390	895,306
Intel Corp.	22,280	848,422
Microchip Technology, Inc.	6,522	585,545
Micron Technology, Inc. (B)	17,677	695,236
NVIDIA Corp.	5,802	1,037,224
NXP Semiconductors NV (B)	6,700	757,703
ON Semiconductor Corp. (B)	11,211	207,067
QUALCOMM, Inc.	39,197	2,031,972
Renesas Electronics Corp. (B)	14,662	159,794
		7,754,062
Software – 4.2%
Activision Blizzard, Inc.	1,770	114,183
Adobe Systems, Inc. (B)	3,637	542,568
Autodesk, Inc. (B)	3,463	388,756
Birst, Inc. (B)(D)	46,072	8,754
DraftKings, Inc. (B)(C)(D)	124,937	193,652
Electronic Arts, Inc. (B)	976	115,227
HubSpot, Inc. (B)	2,387	200,627
Microsoft Corp.	31,934	2,378,764
Nintendo Company, Ltd.	1,516	559,000
salesforce.com, Inc. (B)	1,268	118,457
ServiceNow, Inc. (B)	5,515	648,178
Workday, Inc., Class A (B)	8,594	905,722
Zynga, Inc., Class A (B)	56,684	214,266
		6,388,154
		26,575,892
Materials – 4.8%
Chemicals – 2.5%
CF Industries Holdings, Inc.	15,400	541,464
DowDuPont, Inc.	16,127	1,116,472
Platform Specialty Products Corp. (B)	33,662	375,331
Praxair, Inc.	4,184	584,672
The Sherwin-Williams Company	1,685	603,297
Westlake Chemical Corp.	6,490	539,254
		3,760,490
Containers and packaging – 1.3%
Ball Corp.	11,326	467,764
International Paper Company	20,067	1,140,207
Silgan Holdings, Inc.	12,878	379,000
		1,986,971
Metals and mining – 0.9%
Alcoa Corp. (B)	11,300	526,806
Franco-Nevada Corp.	1,527	118,312
Freeport-McMoRan, Inc. (B)	5,129	72,011
IAMGOLD Corp. (B)	24,114	147,095
Newmont Mining Corp.	4,533	170,033
Pan American Silver Corp.	6,839	116,605
Royal Gold, Inc.	1,745	150,140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Southern Copper Corp.	1,942	$77,214
		1,378,216
Paper and forest products – 0.1%
KapStone Paper and Packaging Corp.	6,879	147,830
		7,273,507
Real estate – 1.5%
Equity real estate investment trusts – 1.3%
American Tower Corp.	3,562	486,854
Crown Castle International Corp.	1,497	149,670
Public Storage	5,594	1,197,060
SBA Communications Corp. (B)	1,099	158,311
		1,991,895
Real estate management and development – 0.2%
Guangzhou R&F Properties
Company, Ltd., H Shares	42,236	98,084
WeWork Companies, Inc.,
Class A (B)(C)(D)	2,554	132,323
		230,407
		2,222,302
Telecommunication services – 1.2%
Diversified telecommunication services – 1.2%
Verizon Communications, Inc.	36,809	1,821,677
Utilities – 1.5%
Electric utilities – 0.7%
NextEra Energy, Inc.	6,230	913,007
Pampa Energia SA, ADR (B)	1,561	101,621
		1,014,628
Gas utilities – 0.3%
UGI Corp.	8,797	412,227
Multi-utilities – 0.5%
Sempra Energy	7,506	856,660
		2,283,515
TOTAL COMMON STOCKS (Cost $115,564,904)		$132,912,375

PREFERRED SECURITIES – 7.6%
Consumer discretionary – 0.7%
Diversified consumer services – 0.2%
The Honest Company, Inc. (B)(C)(D)	8,963	301,426
Internet and direct marketing retail –
0.5%
Coupang LLC (B)(C)(D)	143,460	692,912
Specialty retail – 0.0%
Jand, Inc., Series D (B)(C)(D)	7,805	60,879
		1,055,217
Information technology – 5.7%
Internet software and services – 4.2%
Dropbox, Inc., Series C (B)(C)(D)	10,895	140,110
Lookout, Inc., Series F (B)(C)(D)	25,174	183,267
Uber Technologies, Inc. (B)(C)(D)	142,224	5,896,607
		6,219,984
Software – 1.5%
Essence Group Holdings
Corp. (B)(C)(D)	203,629	393,004
MarkLogic Corp., Series F (B)(C)(D)	30,839	307,465
Pinterest, Inc., Series G (B)(C)(D)	162,095	1,124,939
Zuora, Inc., Series F (B)(C)(D)	99,899	492,502
		2,317,910
		8,537,894
Real estate – 1.2%
Real estate management and
development – 1.2%
Redfin Corp. (B)(D)	26,067	622,138
WeWork Companies, Inc.,
Series D1 (B)(C)(D)	12,694	657,676
WeWork Companies, Inc.,
Series D2 (B)(C)(D)	9,974	516,753
		1,796,567
TOTAL PREFERRED SECURITIES (Cost $6,339,513)		$11,389,678

WARRANTS – 0.0%
Ocelot Partners, Ltd. (Expiration
Date: 3-8-20; Strike Price: $11.50) (B)	7,469	3,735
TOTAL WARRANTS (Cost $75)		$3,735

SHORT-TERM INVESTMENTS – 3.6%
Repurchase agreement – 3.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 9-29-17 at 1.060%
to be repurchased at $5,500,486 on
10-2-17, collateralized by $5,350,510
Government National Mortgage
Association, 3.500% due 10-20-42
(valued at $5,610,000,
including interest)	$5,500,000	5,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,500,000)		$5,500,000
Total Investments (Alpha Opportunities Trust)
(Cost $127,404,492) – 99.8%		$149,805,788
Other assets and liabilities, net – 0.2%		228,942
TOTAL NET ASSETS – 100.0%		$150,034,730

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs.

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	67,467,851	$1,573,350,282
TOTAL INVESTMENT COMPANIES
(Cost $1,064,464,851)		$1,573,350,282
Total Investments (American Asset
Allocation Trust) (Cost $1,064,464,851) -
100.0%		$1,573,350,282
Other assets and liabilities, net - (0.0%)		(40,842)
TOTAL NET ASSETS - 100.0%		$1,573,309,440

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,944,903	$233,103,448
TOTAL INVESTMENT COMPANIES
(Cost $205,724,628)		$233,103,448
Total Investments (American Global Growth
Trust) (Cost $205,724,628) - 100.0%		$233,103,448
Other assets and liabilities, net - 0.0%		57,781
TOTAL NET ASSETS - 100.0%		$233,161,229

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	22,419,842	$1,078,618,590
TOTAL INVESTMENT COMPANIES
(Cost $918,771,918)		$1,078,618,590
Total Investments (American
Growth-Income Trust) (Cost $918,771,918)
- 100.0%		$1,078,618,590
Other assets and liabilities, net - (0.0%)		(34,985)
TOTAL NET ASSETS - 100.0%		$1,078,583,605

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	12,339,352	$909,657,048
TOTAL INVESTMENT COMPANIES
(Cost $749,055,386)		$909,657,048
Total Investments (American Growth Trust)
(Cost $749,055,386) - 100.0%		$909,657,048
Other assets and liabilities, net - (0.0%)		(20,641)
TOTAL NET ASSETS - 100.0%		$909,636,407

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	25,690,226	$537,439,522
TOTAL INVESTMENT COMPANIES
(Cost $440,192,375)		$537,439,522
Total Investments (American International
Trust) (Cost $440,192,375) - 100.0%		$537,439,522
Other assets and liabilities, net - (0.0%)		(28,287)
TOTAL NET ASSETS - 100.0%		$537,411,235

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,930,702	$95,555,368
TOTAL INVESTMENT COMPANIES
(Cost $84,975,771)		$95,555,368
Total Investments (American New World
Trust) (Cost $84,975,771) - 100.0%		$95,555,368
Other assets and liabilities, net - (0.0%)		(46,251)
TOTAL NET ASSETS - 100.0%		$95,509,117

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 20.1%
Auto components – 0.3%
Delphi Automotive PLC	55,700	$5,480,880
Automobiles – 1.0%
Ferrari NV	50,400	5,568,192
Tesla, Inc. (A)	36,482	12,444,010
		18,012,202
Hotels, restaurants and leisure – 3.3%
Hilton Worldwide Holdings, Inc.	87,074	6,047,289
Marriott International, Inc., Class A	142,929	15,759,352
McDonald’s Corp.	49,900	7,818,332
MGM Resorts International	85,000	2,770,150
Norwegian Cruise Line
Holdings, Ltd. (A)	2,000	108,100
Royal Caribbean Cruises, Ltd.	72,600	8,606,004
Starbucks Corp.	45,000	2,416,950
Yum! Brands, Inc.	193,300	14,228,813
		57,754,990
Internet and direct marketing retail – 13.5%
Amazon.com, Inc. (A)	140,889	135,443,640
Ctrip.com International, Ltd., ADR (A)	175,240	9,242,158
Netflix, Inc. (A)	101,700	18,443,295
The Priceline Group, Inc. (A)	39,000	71,401,980
		234,531,073
Media – 0.0%
Charter Communications, Inc.,
Class A (A)	749	272,202
Multiline retail – 0.3%
Dollar General Corp.	61,000	4,944,050
Specialty retail – 1.7%
Lowe’s Companies, Inc.	4,600	367,724
O’Reilly Automotive, Inc. (A)	6,059	1,304,927
Ross Stores, Inc.	161,800	10,447,426
The Home Depot, Inc.	110,600	18,089,736
		30,209,813
Textiles, apparel and luxury goods – 0.0%
Coach, Inc.	9,700	390,716
		351,595,926
Consumer staples – 1.4%
Beverages – 0.2%
Constellation Brands, Inc., Class A	16,700	3,330,815
Monster Beverage Corp. (A)	14,500	801,125
		4,131,940
Food and staples retailing – 0.2%
Costco Wholesale Corp.	1,400	230,006
Walgreens Boots Alliance, Inc.	31,500	2,432,430
		2,662,436

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco – 1.0%
Philip Morris International, Inc.	151,703	$16,840,550
		23,634,926
Financials – 9.0%
Banks – 1.4%
Citigroup, Inc.	66,800	4,859,032
Citizens Financial Group, Inc.	14,200	537,754
First Republic Bank	71,287	7,446,640
JPMorgan Chase & Co.	121,000	11,556,710
		24,400,136
Capital markets – 6.7%
Ameriprise Financial, Inc.	1,151	170,935
CME Group, Inc.	1,100	149,248
Intercontinental Exchange, Inc.	305,100	20,960,370
Morgan Stanley	817,200	39,364,524
S&P Global, Inc.	28,500	4,454,835
State Street Corp.	185,107	17,685,123
TD Ameritrade Holding Corp.	515,900	25,175,920
The Bank of New York Mellon Corp.	26,700	1,415,634
The Charles Schwab Corp.	184,800	8,083,152
		117,459,741
Consumer finance – 0.0%
American Express Company	3,900	352,794
Insurance – 0.9%
Chubb, Ltd. (B)	2,300	327,865
Marsh & McLennan Companies, Inc.	48,700	4,081,547
The Progressive Corp.	43,700	2,115,954
Willis Towers Watson PLC	59,018	9,102,346
		15,627,712
		157,840,383
Health care – 17.2%
Biotechnology – 5.0%
Alexion Pharmaceuticals, Inc. (A)	180,728	25,354,331
Biogen, Inc. (A)	53,000	16,595,360
Celgene Corp. (A)	128,900	18,796,198
Regeneron Pharmaceuticals, Inc. (A)	800	357,696
Shire PLC, ADR	2,387	365,545
Vertex Pharmaceuticals, Inc. (A)	171,600	26,090,064
		87,559,194
Health care equipment and supplies – 5.5%
Becton, Dickinson and Company	113,146	22,170,959
Danaher Corp.	254,826	21,858,974
Intuitive Surgical, Inc. (A)	25,500	26,669,940
Stryker Corp.	176,879	25,120,356
		95,820,229
Health care providers and services – 5.3%
Aetna, Inc.	99,094	15,756,937
Cigna Corp.	97,200	18,170,568
Humana, Inc.	54,400	13,253,472
UnitedHealth Group, Inc.	234,000	45,828,900
		93,009,877
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	12,400	796,080
Illumina, Inc. (A)	4,072	811,142
Thermo Fisher Scientific, Inc.	96,776	18,310,019
		19,917,241
Pharmaceuticals – 0.3%
Allergan PLC	3,598	737,410
Merck & Company, Inc.	16,400	1,050,092
Zoetis, Inc.	38,200	2,435,632
		4,223,134
		300,529,675
Industrials – 8.0%
Aerospace and defense – 2.9%
Northrop Grumman Corp.	13,200	3,797,904
Raytheon Company	1,400	261,212
Rockwell Collins, Inc.	16,100	2,104,431
Textron, Inc.	3,400	183,192
The Boeing Company	174,600	44,385,066
		50,731,805
Air freight and logistics – 0.0%
FedEx Corp.	2,900	654,182
Airlines – 2.3%
Alaska Air Group, Inc.	148,400	11,318,468
American Airlines Group, Inc.	563,400	26,755,866
Delta Air Lines, Inc.	11,500	554,530
United Continental Holdings, Inc. (A)	30,100	1,832,488
		40,461,352
Commercial services and supplies – 0.1%
Cintas Corp.	11,400	1,644,792
Industrial conglomerates – 1.2%
Honeywell International, Inc.	77,400	10,970,676
Roper Technologies, Inc.	38,300	9,322,220
		20,292,896
Machinery – 1.0%
Fortive Corp.	169,413	11,992,746
Stanley Black & Decker, Inc.	31,100	4,695,167
		16,687,913
Professional services – 0.3%
Equifax, Inc.	26,868	2,847,739
IHS Markit, Ltd. (A)	54,347	2,395,616
		5,243,355
Road and rail – 0.2%
Canadian Pacific Railway, Ltd.	16,100	2,705,283
CSX Corp.	7,600	412,376
Union Pacific Corp.	900	104,373
		3,222,032
		138,938,327
Information technology – 41.2%
Communications equipment – 0.2%
Harris Corp.	17,900	2,357,072
Internet software and services – 17.6%
Alibaba Group Holding, Ltd., ADR (A)	388,161	67,039,286
Alphabet, Inc., Class A (A)	34,366	33,462,862
Alphabet, Inc., Class C (A)	76,398	73,274,086
Facebook, Inc., Class A (A)	562,408	96,098,655
Tencent Holdings, Ltd.	852,400	37,267,504
		307,142,393
IT services – 9.5%
Fidelity National Information
Services, Inc.	106,000	9,899,340
Fiserv, Inc. (A)	129,400	16,687,424
FleetCor Technologies, Inc. (A)	14,900	2,306,073
Global Payments, Inc.	91,200	8,666,736
Mastercard, Inc., Class A	334,400	47,217,280
PayPal Holdings, Inc. (A)	349,900	22,404,097
Vantiv, Inc., Class A (A)	24,100	1,698,327
Visa, Inc., Class A	542,900	57,134,796
		166,014,073

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 1.9%
Analog Devices, Inc.	31,500	$2,714,355
ASML Holding NV (B)	2,100	359,520
Broadcom, Ltd.	63,300	15,352,782
KLA-Tencor Corp.	15,200	1,611,200
Lam Research Corp.	9,100	1,683,864
Microchip Technology, Inc.	78,800	7,074,664
Xilinx, Inc.	69,700	4,936,851
		33,733,236
Software – 10.3%
Activision Blizzard, Inc.	37,900	2,444,928
Electronic Arts, Inc. (A)	124,000	14,639,440
Intuit, Inc.	104,300	14,825,202
Microsoft Corp.	921,100	68,612,739
Red Hat, Inc. (A)	115,287	12,780,717
salesforce.com, Inc. (A)	313,000	29,240,460
ServiceNow, Inc. (A)	212,600	24,986,878
Symantec Corp.	91,000	2,985,710
Workday, Inc., Class A (A)	81,500	8,589,285
		179,105,359
Technology hardware, storage and peripherals – 1.7%
Apple, Inc.	196,400	30,269,168
		718,621,301
Materials – 0.6%
Chemicals – 0.3%
DowDuPont, Inc.	1,923	133,129
The Sherwin-Williams Company	14,100	5,048,364
		5,181,493
Containers and packaging – 0.3%
Ball Corp.	107,162	4,425,791
		9,607,284
Real estate – 1.9%
Equity real estate investment trusts – 1.9%
American Tower Corp.	198,338	27,108,838
Equinix, Inc.	12,221	5,454,232
SBA Communications Corp. (A)	6,500	936,325
		33,499,395
Utilities – 0.1%
Electric utilities – 0.1%
NextEra Energy, Inc.	12,100	1,773,255
TOTAL COMMON STOCKS (Cost $972,291,937)		$1,736,040,472

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust,
1.2098% (C)(D)	28,094	281,108
TOTAL SECURITIES LENDING COLLATERAL
(Cost $281,116)		$281,108

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (C)	500,000	500,000
T. Rowe Price Government Money Fund,
1.0578% (C)	8,490,841	8,490,841
		8,990,841
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,990,841)		$8,990,841
Total Investments (Blue Chip Growth Trust)
(Cost $981,563,894) – 100.0%		$1,745,312,421
Other assets and liabilities, net – (0.0%)		(130,936)
TOTAL NET ASSETS – 100.0%		$1,745,181,485

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $285,403.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 39.7%
U.S. Government – 21.0%
U.S. Treasury Bonds
2.750%, 11/15/2042	$237,695,000	$234,482,405
3.000%, 02/15/2047 to 05/15/2047	506,161,000	520,371,794
3.125%, 11/15/2041	42,755,000	45,206,732
U.S. Treasury Inflation Protected
Security
0.375%, 07/15/2025	63,509,181	63,476,361
U.S. Treasury Notes
1.375%, 01/15/2020 to 02/15/2020	154,155,000	153,540,705
1.500%, 05/15/2020 to 08/15/2020	313,875,000	312,984,416
1.625%, 03/15/2020	56,130,000	56,208,933
1.750%, 01/31/2023	64,090,000	63,288,875
2.250%, 08/15/2027 (A)	494,670,000	491,075,916
		1,940,636,137
U.S. Government Agency – 18.7%
Federal Home Loan Bank
1.125%, 04/25/2018	16,000,000	15,988,688
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,717,525
3.000%, 02/01/2043 to 05/01/2046	114,224,819	115,115,868
3.500%, 01/01/2029 to 02/01/2045	113,365,145	117,903,258
4.000%, 09/01/2041 to 11/01/2043	45,493,614	48,459,814
4.500%, 08/01/2040 to 10/01/2041	59,478,913	64,252,984
5.000%, 09/01/2040 to 03/01/2041	13,687,264	15,006,702
5.500%, 05/01/2039	3,680,888	4,107,846
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,486,899
3.000%, 09/01/2027 to 04/01/2043	103,166,735	104,034,290
3.500%, 02/01/2026 to 04/01/2045	338,407,759	351,672,926
4.000%, 05/01/2025 to 06/01/2044	434,937,005	463,148,224
4.500%, 01/01/2027 to 05/01/2042	231,910,089	250,449,584
5.000%, 02/01/2033 to 12/01/2041	93,866,254	103,188,437
5.500%, 10/01/2035 to 03/01/2041	22,767,424	25,422,565
6.500%, 01/01/2039	8,595,563	9,890,551
Government National
Mortgage Association
3.500%, 04/20/2046	11,911,861	12,390,275
4.000%, 10/15/2039 to 11/15/2041	10,209,703	10,865,762
		1,733,102,198
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,611,317,085)		$3,673,738,335

CORPORATE BONDS – 40.9%
Consumer discretionary – 4.2%
Amazon.com, Inc.
3.150%, 08/22/2027 (B)	$22,400,000	22,486,152
4.050%, 08/22/2047 (B)	22,065,000	22,310,226
American Honda Finance Corp.
2.000%, 02/14/2020	18,795,000	18,823,433
BMW US Capital LLC
2.150%, 04/06/2020 (B)	13,545,000	13,616,321

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications Operating LLC
4.200%, 03/15/2028 (B)	$19,442,000	$19,659,730
6.484%, 10/23/2045	20,563,000	24,165,636
Daimler Finance North America LLC
2.200%, 05/05/2020 (B)	8,350,000	8,358,446
Expedia, Inc.
3.800%, 02/15/2028 (B)	19,390,000	19,210,020
5.000%, 02/15/2026	23,905,000	25,987,688
Ford Motor Company
4.750%, 01/15/2043	7,336,000	7,188,509
Ford Motor Credit Company LLC
2.375%, 03/12/2019	8,945,000	8,988,565
5.875%, 08/02/2021	32,919,000	36,607,454
General Motors Company
4.200%, 10/01/2027	4,565,000	4,629,554
4.875%, 10/02/2023	17,272,000	18,673,888
General Motors Financial Company, Inc.
4.000%, 01/15/2025	18,400,000	18,759,389
4.300%, 07/13/2025	15,119,000	15,604,809
Lear Corp.
5.250%, 01/15/2025	10,975,000	11,730,007
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	3,610,000	3,732,740
5.500%, 07/21/2025 (B)	8,425,000	9,181,228
Omnicom Group, Inc.
3.600%, 04/15/2026	9,565,000	9,638,787
QVC, Inc.
4.375%, 03/15/2023	12,905,000	13,399,671
5.125%, 07/02/2022	9,060,000	9,683,465
5.450%, 08/15/2034	11,775,000	11,594,281
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (B)	100,000	102,000
The Priceline Group, Inc.
2.750%, 03/15/2023	9,495,000	9,504,191
Time Warner Cable LLC
8.250%, 04/01/2019	15,105,000	16,421,766
Time Warner, Inc.
3.800%, 02/15/2027	12,790,000	12,791,509
		392,849,465
Consumer staples – 1.7%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (B)	7,920,000	7,943,288
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	30,160,000	34,324,649
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	9,463,000	10,450,907
CVS Health Corp.
2.875%, 06/01/2026	14,490,000	13,992,661
5.125%, 07/20/2045	17,015,000	19,557,053
Kraft Heinz Foods Company
4.875%, 02/15/2025 (B)	8,105,000	8,661,273
5.200%, 07/15/2045	5,509,000	6,031,283
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,885,985
3.000%, 07/15/2026	14,385,000	13,984,322
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (B)	13,955,000	13,846,387
Pernod Ricard SA
5.750%, 04/07/2021 (B)	11,632,000	12,896,518
		153,574,326
Energy – 4.1%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	16,014,764
Boardwalk Pipelines LP
4.450%, 07/15/2027	6,678,000	6,796,605
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (B)	7,627,000	7,580,448
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	17,965,000	19,185,966
Enbridge Energy Partners LP
4.375%, 10/15/2020	13,552,000	14,241,830
Energy Transfer LP
2.500%, 06/15/2018	7,425,000	7,454,077
4.200%, 04/15/2027 (A)	4,472,000	4,526,043
5.150%, 03/15/2045	12,840,000	12,536,981
5.500%, 04/15/2023	17,505,000	18,012,645
9.700%, 03/15/2019	10,360,000	11,442,232
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,787,943
4.850%, 07/15/2026	10,678,000	11,169,171
Enterprise Products Operating LLC
6.500%, 01/31/2019	16,515,000	17,474,671
6.650%, 04/15/2018	6,845,000	7,022,696
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 5.018%,
08/01/2066 (C)	10,930,000	10,935,465
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 5.250%,
08/16/2077	16,560,000	16,704,900
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	15,075,644
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	7,325,000	9,380,905
Lukoil International Finance BV
3.416%, 04/24/2018 (B)	18,780,000	18,888,473
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	24,042,735
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,706,685
5.000%, 09/15/2023	5,575,000	6,018,328
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,599,175
5.375%, 03/13/2022 (B)	2,835,000	3,029,056
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	8,915,455
5.000%, 03/15/2027	8,336,000	8,887,558
5.750%, 05/15/2024	5,958,000	6,637,300
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	15,669,521
4.400%, 04/01/2021	13,841,000	14,598,956
Williams Partners LP
3.750%, 06/15/2027	11,955,000	11,932,531
4.875%, 03/15/2024	24,905,000	26,064,826
		379,333,585
Financials – 15.9%
ABN AMRO Bank NV
2.100%, 01/18/2019 (B)	7,030,000	7,051,561
American Express Company
2.500%, 08/01/2022	17,155,000	17,130,122
Aquarius & Investments PLC for Swiss
Reinsurance Company, Ltd. (6.375%
to 9-1-19, then 5 Year U.S. Swap Rate
+ 5.210%) 09/01/2024	13,270,000	13,976,628
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	16,146,477

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	$16,410,000	$16,392,768
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (A)(B)(D)	5,540,000	6,260,200
AXA SA
8.600%, 12/15/2030	2,020,000	2,893,650
AXA SA (6.379% to 12-14-36, then 3
month LIBOR + 2.256%) 12/14/2036
(B)(D)	7,350,000	8,415,750
Bank of America Corp.
3.950%, 04/21/2025	14,380,000	14,806,090
4.200%, 08/26/2024	6,250,000	6,568,309
4.250%, 10/22/2026	12,580,000	13,155,695
4.450%, 03/03/2026	19,315,000	20,382,087
Bank of Montreal
2.100%, 12/12/2019	28,170,000	28,267,338
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (B)	15,555,000	15,543,508
Barclays Bank PLC
6.050%, 12/04/2017 (B)	18,450,000	18,579,440
10.179%, 06/12/2021 (B)	17,215,000	21,314,787
Barclays PLC
4.375%, 01/12/2026	11,935,000	12,461,250
BPCE SA
4.500%, 03/15/2025 (B)	17,505,000	18,163,506
5.700%, 10/22/2023 (B)	15,445,000	17,201,297
Branch Banking & Trust Company
2.100%, 01/15/2020	23,890,000	24,003,879
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (B)	20,125,000	19,751,682
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	24,864,357
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	9,999,981
3.750%, 07/28/2026	18,020,000	17,838,606
4.200%, 10/29/2025	16,300,000	16,743,862
Capital One NA
2.350%, 08/17/2018	12,840,000	12,893,230
Citigroup, Inc.
2.350%, 08/02/2021	15,485,000	15,400,547
2.750%, 04/25/2022	20,835,000	20,884,454
4.600%, 03/09/2026	15,725,000	16,735,174
Citizens Bank NA
2.200%, 05/26/2020	14,580,000	14,575,173
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (B)(D)	11,814,000	13,349,820
Credit Agricole SA
4.375%, 03/17/2025 (B)	14,955,000	15,546,799
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) 09/19/2033 (B)	13,025,000	13,685,628
Credit Suisse AG
2.300%, 05/28/2019	26,720,000	26,898,054
Discover Bank
2.600%, 11/13/2018	18,510,000	18,629,260
8.700%, 11/18/2019	16,975,000	18,965,673
Discover Financial Services
3.950%, 11/06/2024	23,580,000	24,130,373
5.200%, 04/27/2022	2,565,000	2,787,391
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (B)	4,731,445	4,897,045
FS Investment Corp.
4.000%, 07/15/2019	11,730,000	11,960,753
4.250%, 01/15/2020	9,740,000	9,981,939
HBOS PLC
6.750%, 05/21/2018 (B)	31,463,000	32,398,348
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (D)	7,190,000	7,630,840
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (D)	11,750,000	12,792,813
ING Bank NV
5.800%, 09/25/2023 (B)	18,415,000	21,017,936
Jefferies Group LLC
4.850%, 01/15/2027	14,403,000	15,111,852
8.500%, 07/15/2019	8,390,000	9,278,338
JPMorgan Chase & Co.
3.200%, 06/15/2026	13,615,000	13,509,577
4.625%, 05/10/2021	24,630,000	26,585,286
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (A)(D)	18,980,000	21,709,514
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	20,794,098
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	32,806,269
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (D)	11,685,000	12,349,584
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (B)	14,730,000	15,542,181
Manufacturers & Traders Trust Company
(3 month LIBOR + 0.640%) 1.956%,
12/01/2021 (C)	23,610,000	23,366,652
MetLife, Inc.
6.400%, 12/15/2066	9,595,000	11,058,238
9.250%, 04/08/2068 (B)	7,610,000	11,300,850
Morgan Stanley
3.875%, 01/27/2026	12,575,000	13,050,273
5.500%, 01/26/2020	15,440,000	16,578,670
7.300%, 05/13/2019	27,030,000	29,256,771
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (B)	13,980,000	14,976,075
PNC Bank NA
2.450%, 07/28/2022	19,035,000	19,047,850
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	22,563,000	24,988,523
Regions Financial Corp.
2.750%, 08/14/2022	18,625,000	18,587,276
S&P Global, Inc.
2.950%, 01/22/2027	9,390,000	9,027,815
4.400%, 02/15/2026	12,710,000	13,749,765
Santander Holdings USA, Inc.
2.700%, 05/24/2019	10,150,000	10,229,091
3.700%, 03/28/2022 (B)	9,645,000	9,824,045
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (B)	11,030,000	11,521,938
Standard Chartered PLC
2.100%, 08/19/2019 (B)	23,915,000	23,883,605

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Stifel Financial Corp.
4.250%, 07/18/2024	$11,940,000	$12,220,529
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019 (B)	18,935,000	18,949,591
SunTrust Bank
2.450%, 08/01/2022	15,285,000	15,219,053
7.250%, 03/15/2018	10,935,000	11,202,160
Synovus Financial Corp.
7.875%, 02/15/2019	8,710,000	9,363,250
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (B)	14,660,000	15,141,822
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	8,987,757
2.300%, 12/13/2019	30,020,000	30,145,868
3.850%, 01/26/2027	23,410,000	23,912,208
The Hartford Financial Services
Group, Inc. (8.125% to 6-15-18, then
3 month LIBOR + 4.603%)
06/15/2068	18,610,000	19,307,875
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (D)	12,182,000	12,517,005
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (D)	7,640,000	8,595,000
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	11,170,000	11,425,999
UBS AG
2.375%, 08/14/2019	24,940,000	25,148,060
UBS Group Funding Switzerland AG (3
month LIBOR + 0.954%) 2.859%,
08/15/2023 (B)(C)	18,475,000	18,409,224
US Bank NA
2.000%, 01/24/2020	14,210,000	14,246,162
Wells Fargo & Company
4.650%, 11/04/2044	9,180,000	9,816,462
Wells Fargo & Company (5.875% to
6-15-25, then 3 month LIBOR +
3.990%) 06/15/2025 (D)	32,785,000	36,489,705
Wells Fargo & Company, Series K
(7.980% to 3-15-18, then 3 month
LIBOR + 3.770%) 03/15/2018 (D)	12,598,000	12,975,940
Westpac Banking Corp.
2.150%, 03/06/2020	23,573,000	23,649,822
		1,468,931,708
Health care – 1.8%
AbbVie, Inc.
3.600%, 05/14/2025	15,127,000	15,677,884
Allergan Funding SCS
3.800%, 03/15/2025	13,147,000	13,648,680
Baxalta, Inc.
2.000%, 06/22/2018	8,780,000	8,799,148
Becton, Dickinson and Company
2.133%, 06/06/2019	14,385,000	14,420,381
Cardinal Health, Inc.
1.948%, 06/14/2019	12,180,000	12,191,137
Mylan NV
2.500%, 06/07/2019	11,034,000	11,076,413
3.950%, 06/15/2026 (A)	16,257,000	16,544,980
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	16,710,000	16,674,954
3.200%, 09/23/2026	20,890,000	20,585,191
Universal Health Services, Inc.
4.750%, 08/01/2022 (B)	8,705,000	9,009,675
5.000%, 06/01/2026 (B)	10,538,000	11,091,245
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	16,160,000	16,311,442
		166,031,130
Industrials – 3.9%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	15,050,056
5.000%, 10/01/2021	12,640,000	13,635,737
Air Lease Corp.
3.375%, 01/15/2019	5,570,000	5,662,241
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,112,463	1,251,521
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	5,991,792	6,234,460
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	11,438,244	12,254,134
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	17,096,836	17,225,062
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	13,441,254	13,844,492
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	6,755,000	7,025,200
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	10,465,000	10,763,253
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	5,715,000	5,800,725
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (B)	22,673,346	24,314,896
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (B)	4,495,601	4,697,903
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	340,309	341,160
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	2,334,111	2,415,805
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	11,874,691	13,062,160
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,778,316	1,996,160
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,409,105	1,451,378
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	4,742,178	4,943,721
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	16,568,769
Equifax, Inc.
3.250%, 06/01/2026	3,220,000	3,037,002
7.000%, 07/01/2037	2,625,000	3,182,289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (3 month
LIBOR + 0.480%) 1.795%,
08/15/2036 (C)	$9,945,000	$8,851,050
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (D)	22,403,000	23,695,653
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	8,135,719
7.125%, 09/01/2018 (B)	9,685,000	10,140,357
Lockheed Martin Corp.
2.900%, 03/01/2025	18,547,000	18,447,977
4.700%, 05/15/2046	12,770,000	14,275,161
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	864,389	943,134
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (B)	12,205,000	12,318,533
Rockwell Collins, Inc.
1.950%, 07/15/2019	9,290,000	9,288,967
Textron, Inc.
7.250%, 10/01/2019	7,700,000	8,459,655
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	15,160,722	15,700,443
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	5,678,056	5,890,983
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	9,750,000	9,884,063
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	2,943,763	3,304,374
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	9,205,612	10,402,341
Verisk Analytics, Inc.
4.000%, 06/15/2025	18,370,000	19,209,119
		363,705,653
Information technology – 3.2%
Activision Blizzard, Inc.
2.600%, 06/15/2022	6,180,000	6,181,011
3.400%, 09/15/2026	12,700,000	12,843,435
6.125%, 09/15/2023 (B)	12,235,000	13,122,038
Arrow Electronics, Inc.
3.875%, 01/12/2028	9,290,000	9,265,979
Autodesk, Inc.
3.500%, 06/15/2027	13,855,000	13,814,683
CA, Inc.
3.600%, 08/15/2022	12,085,000	12,363,224
4.700%, 03/15/2027	9,555,000	10,014,871
Dell International LLC
3.480%, 06/01/2019 (B)	23,135,000	23,577,573
6.020%, 06/15/2026 (B)	27,890,000	30,962,110
8.350%, 07/15/2046 (B)	8,680,000	11,088,393
DXC Technology Company
2.875%, 03/27/2020	13,955,000	14,138,786
eBay, Inc.
2.150%, 06/05/2020	8,215,000	8,232,058
Electronic Arts, Inc.
4.800%, 03/01/2026	18,900,000	20,912,339
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (B)	15,609,000	15,612,389
Keysight Technologies, Inc.
4.600%, 04/06/2027	8,680,000	9,127,180
Micron Technology, Inc.
7.500%, 09/15/2023	4,825,000	5,361,781
Microsoft Corp.
4.450%, 11/03/2045	18,355,000	20,659,116
NetApp, Inc.
2.000%, 09/27/2019	12,645,000	12,621,354
Tech Data Corp.
4.950%, 02/15/2027	20,359,000	20,991,038
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	18,570,000	18,440,029
VMware, Inc.
2.950%, 08/21/2022	10,850,000	10,886,436
		300,215,823
Materials – 0.5%
Anglo American Capital PLC
4.750%, 04/10/2027 (B)	9,195,000	9,593,360
Braskem Finance, Ltd.
7.000%, 05/07/2020 (B)	17,090,000	18,777,638
Mexichem SAB de CV
4.000%, 10/04/2027 (B)	6,135,000	6,093,239
The Sherwin-Williams Company
2.250%, 05/15/2020	10,470,000	10,509,623
		44,973,860
Real estate – 2.0%
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,334,968
3.550%, 07/15/2027	19,510,000	19,376,248
4.700%, 03/15/2022	11,995,000	12,992,260
Crown Castle Towers LLC
4.883%, 08/15/2040 (B)	25,984,000	27,520,821
6.113%, 01/15/2040 (B)	19,877,000	21,235,804
EPR Properties
4.500%, 04/01/2025 to 06/01/2027	27,605,000	28,066,497
ERP Operating LP
3.375%, 06/01/2025	3,935,000	4,018,542
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,710,000	10,864,472
4.950%, 04/01/2024	10,275,000	10,768,095
5.250%, 01/15/2026	6,280,000	6,629,016
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	20,071,358
Welltower, Inc.
4.125%, 04/01/2019	11,080,000	11,384,578
		185,262,659
Telecommunication services – 1.7%
AT&T, Inc.
3.900%, 08/14/2027	15,270,000	15,287,239
4.750%, 05/15/2046	14,595,000	14,052,285
5.450%, 03/01/2047	26,080,000	27,572,680
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,741,529
SBA Tower Trust
3.598%, 04/09/2043 (B)	10,620,000	10,611,556
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (B)	9,705,000	9,850,575
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	12,173,650
4.672%, 03/15/2055	9,855,000	9,381,954
4.862%, 08/21/2046	29,860,000	30,387,108
5.012%, 08/21/2054	10,386,000	10,409,935
		153,468,511

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities – 1.9%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (B)	$8,607,168	$9,510,921
Broadcom Corp.
2.375%, 01/15/2020 (B)	17,225,000	17,317,534
3.875%, 01/15/2027 (B)	20,189,000	20,784,581
CenterPoint Energy, Inc.
2.500%, 09/01/2022	7,760,000	7,751,998
Dominion Energy, Inc.
2.579%, 07/01/2020	8,120,000	8,175,993
Electricite de France SA
3.625%, 10/13/2025 (B)	9,375,000	9,632,682
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (B)(D)	19,320,000	20,050,489
Emera US Finance LP
3.550%, 06/15/2026	7,110,000	7,155,080
Exelon Corp.
5.150%, 12/01/2020	11,220,000	12,118,924
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	7,740,000	7,778,756
2.400%, 09/15/2019	13,602,000	13,688,353
3.550%, 05/01/2027	16,740,000	17,168,626
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (D)	8,285,000	9,217,063
Southern Power Company
1.950%, 12/15/2019	15,825,000	15,790,316
		176,141,316
TOTAL CORPORATE BONDS
(Cost $3,749,458,178)		$3,784,488,036

CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
MetLife Capital Trust IV (7.875% to
12-15-32, then 3 month LIBOR +
3.960%) 7.875%, 12/15/2067 (B)	3,265,000	4,375,100
State Street Corp. (3 month LIBOR +
1.000%) 2.320%, 06/01/2077 (C)	15,150,000	13,821,345
		18,196,445
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $16,005,404)		$18,196,445

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.2%
Commercial and residential – 0.4%
BBCMS Trust
Series 2015-SLP, Class C (1 month
LIBOR + 2.000%)
3.227%, 02/15/2028 (B)(C)	8,055,000	8,057,243
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.335%, 06/11/2032 (B)(C)	5,505,000	5,501,594
DBJPM Mortgage Trust
Series 2016-C3, Class C
3.636%, 09/10/2049 (C)	4,140,000	3,992,265
GS Mortgage Securities Trust
Series 2014-NEW, Class C
3.790%, 01/10/2031 (B)	5,175,000	5,181,823
MSDB Trust
Series 2017-712F, Class C
3.749%, 07/11/2039 (B)(C)	2,045,000	2,064,051
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,895,086
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
3.805%, 11/15/2029 (B)(C)	2,149,168	2,147,816
		31,839,878
U.S. Government Agency – 1.8%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
3.237%, 12/25/2028 (C)	5,210,000	5,319,814
Series 2016-HQA2, Class M2 (1
month LIBOR + 2.250%),
3.487%, 11/25/2028 (C)	5,905,000	6,071,490
Series K017, Class X1 IO,
1.503%, 12/25/2021	142,430,853	6,694,977
Series K018, Class X1 IO,
1.522%, 01/25/2022	110,438,516	5,260,617
Series K021, Class X1 IO,
1.602%, 06/25/2022	32,391,450	1,854,550
Series K022, Class X1 IO,
1.382%, 07/25/2022	332,869,692	16,278,926
Series K026, Class X1 IO,
1.142%, 11/25/2022	166,265,038	7,114,680
Series K038, Class X1 IO,
1.334%, 03/25/2024	245,069,525	15,136,866
Series K048, Class X1 IO,
0.379%, 06/25/2025	165,882,186	2,891,393
Series K707, Class X1 IO,
1.655%, 12/25/2018	116,233,484	1,579,102
Series K709, Class X1 IO,
1.640%, 03/25/2019	91,791,988	1,594,408
Series K710, Class X1 IO,
1.866%, 05/25/2019	122,244,491	2,649,747
Series K711, Class X1 IO,
1.807%, 07/25/2019	265,809,148	5,866,222
Government National
Mortgage Association
Series 2012-114, Class IO,
0.811%, 01/16/2053	44,737,860	2,340,331
Series 2016-142, Class IO,
0.998%, 09/16/2058	50,907,996	4,179,093
Series 2016-162, Class IO,
0.996%, 09/16/2058	111,789,149	9,040,567
Series 2016-174, Class IO,
0.899%, 11/16/2056	71,791,538	5,779,298
Series 2016-87, Class IO,
1.007%, 08/16/2058	66,309,048	4,942,166
Series 2017-109, Class IO,
0.612%, 04/16/2057	89,485,444	5,601,261
Series 2017-124, Class IO,
0.705%, 01/16/2059	111,265,804	8,048,189
Series 2017-140, Class IO,
0.609%, 02/16/2059	64,585,000	4,610,723
Series 2017-20, Class IO,
0.749%, 12/16/2058	138,908,508	9,486,632
Series 2017-22, Class IO,
1.047%, 12/16/2057	49,310,435	4,664,959
Series 2017-3, Class IO,
0.907%, 09/16/2058	129,179,801	9,853,926
Series 2017-41, Class IO,
0.792%, 07/16/2058	97,046,688	7,047,278
Series 2017-46, Class IO,
0.619%, 11/16/2057	105,423,388	6,967,558

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
Series 2017-61, Class IO,
0.766%, 05/16/2059	$62,999,784	$5,286,860
		166,161,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $201,938,448)		$198,001,511

ASSET BACKED SECURITIES – 14.7%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	18,525,000	18,538,664
Series 2017-3, Class A3
1.740%, 09/15/2021	16,150,000	16,127,443
Series 2017-4, Class A4
1.960%, 07/15/2022	10,855,000	10,816,554
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	33,165,000	33,205,886
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	43,335,000	43,391,968
Bank of the West Auto Trust
Series 2015-1, Class A4
1.660%, 09/15/2020 (B)	22,825,000	22,805,998
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	10,405,000	10,269,911
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1
2.170%, 08/16/2021 (B)	10,710,000	10,755,755
Series 2015-1A, Class A1
2.260%, 03/15/2023	3,135,000	3,147,207
Series 2016-1, Class A1
1.780%, 06/15/2022	32,782,500	32,723,596
California Republic Auto
Receivables Trust
Series 2015-2, Class A4
1.750%, 01/15/2021	22,285,000	22,281,122
Series 2016-2, Class A4
1.830%, 12/15/2021	8,180,000	8,155,697
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%, 04/15/2022	28,125,000	27,917,713
Series 2017-A1, Class A1
2.000%, 01/17/2023	37,195,000	37,297,461
CarMax Auto Owner Trust
Series 2015-2, Class A4
1.800%, 03/15/2021	10,975,000	10,978,422
Series 2016-1, Class A4
1.880%, 06/15/2021	10,260,000	10,243,566
Series 2016-2, Class A4
1.680%, 09/15/2021	11,525,000	11,443,970
Chase Issuance Trust
Series 2014-A7, Class A7
1.380%, 11/15/2019	31,978,000	31,980,306
Series 2016-A2, Class A
1.370%, 06/15/2021	24,205,000	24,042,865
Series 2016-A5, Class A5
1.270%, 07/15/2021	49,755,000	49,312,922
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (B)	8,665,000	8,610,053
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	34,755,000	34,698,773
CNH Equipment Trust
Series 2015-C, Class A3
1.660%, 11/16/2020	25,651,059	25,660,295
Series 2016-B, Class A3
1.630%, 08/15/2021	9,000,000	8,981,360
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (B)	13,012,388	13,522,383
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (B)	16,248,375	16,622,575
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	40,130,000	40,039,230
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (B)	19,780,000	20,022,503
Five Guys Holdings LLC
Series 2017-1A, Class A2
4.600%, 07/25/2047 (B)	8,340,000	8,540,762
Ford Credit Auto Owner Trust
Series 2015-B, Class A4
1.580%, 08/15/2020	13,810,000	13,795,031
Series 2016-B, Class A4
1.520%, 08/15/2021	6,335,000	6,294,330
Series 2016-C, Class A4
1.400%, 02/15/2022	13,945,000	13,759,043
Series 2017-A, Class A3
1.670%, 06/15/2021	8,055,000	8,041,283
Series 2017-B, Class A4
1.870%, 09/15/2022	4,295,000	4,277,064
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (B)	15,075,000	15,078,006
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.650%, 05/15/2020 (B)	15,635,000	15,638,196
Hertz Vehicle Financing LLC
Series 2016-3A, Class A
2.270%, 07/25/2020 (B)	13,069,000	13,005,736
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4
1.320%, 11/16/2020	20,360,000	20,349,079
Series 2015-2, Class A4
1.470%, 08/23/2021	20,085,000	20,068,430
Series 2015-3, Class A4
1.560%, 10/18/2021	20,250,000	20,226,435
Series 2016-2, Class A4
1.620%, 08/15/2022	19,860,000	19,776,022
Series 2016-4, Class A4
1.360%, 01/18/2023	17,210,000	17,013,109
Series 2017-1, Class A3
1.720%, 07/21/2021	22,355,000	22,339,267
Series 2017-2, Class A4
1.870%, 09/15/2023	4,674,000	4,661,008
Series 2017-3, Class A4
1.980%, 11/20/2023	5,565,000	5,552,024
Huntington Auto Trust
Series 2015-1, Class A4
1.640%, 06/15/2021	12,280,000	12,273,515
Series 2016-1, Class A4
1.930%, 04/15/2022	29,905,000	29,875,720

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2015-A, Class A4
1.370%, 07/15/2020	$19,100,000	$19,071,663
Series 2017-A, Class A3
1.760%, 08/16/2021	17,890,000	17,876,586
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/2021	10,555,000	10,555,078
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (B)	3,103,979	3,079,576
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,276,434
Series 2016-B, Class A4
1.540%, 10/17/2022	8,655,000	8,580,940
Series 2017-A, Class A3
1.740%, 08/16/2021	11,175,000	11,166,646
Series 2017-B, Class A4
1.950%, 10/16/2023	12,410,000	12,370,186
Nissan Master Owner Receivables Trust
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,319,871
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4
1.780%, 01/15/2021 (B)	22,805,000	22,801,383
Synchrony Credit Card Master
Note Trust
Series 2016-1, Class A
2.040%, 03/15/2022	14,210,000	14,266,570
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (B)	17,334,900	17,672,931
Towd Point Mortgage Trust
Series 2016-5, Class A1
2.500%, 10/25/2056 (B)(C)	17,979,493	17,958,736
Series 2017-1, Class A1
2.750%, 10/25/2056 (B)(C)	6,046,956	6,078,044
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(C)	4,934,692	4,960,530
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4
1.740%, 09/15/2020	19,030,000	19,052,389
Series 2016-B, Class A4
1.520%, 08/16/2021	10,275,000	10,216,676
Series 2016-C, Class A4
1.320%, 11/15/2021	9,000,000	8,902,991
Series 2017-A, Class A3
1.730%, 02/16/2021	16,970,000	16,957,208
Series 2017-B, Class A3
1.760%, 07/15/2021	21,640,000	21,634,283
Series 2017-C, Class A4
1.980%, 12/15/2022	11,435,000	11,417,038
USAA Auto Owner Trust
Series 2015-1, Class A4
1.540%, 11/16/2020	14,890,000	14,884,229
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (B)	14,935,000	14,864,060
Series 2016-2A, Class A
1.680%, 05/20/2021 (B)	23,905,000	23,825,815
Series 2017-1A, Class A
2.060%, 09/20/2021 (B)	27,465,000	27,536,763
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (B)	10,230,000	10,173,819
Wendys Funding LLC
Series 2015-1A, Class A2I
3.371%, 06/15/2045 (B)	30,365,300	30,637,677
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (B)	2,097,769	2,092,331
Series 2016-1A, Class A
3.500%, 12/20/2028 (B)	5,370,024	5,416,193
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.770%, 09/15/2021	26,825,000	26,825,418
Series 2017-B, Class A3
1.950%, 02/15/2023	5,425,000	5,413,345
TOTAL ASSET BACKED SECURITIES
(Cost $1,361,926,447)		$1,362,043,667

SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust,
1.2098% (E)(F)	5,240,244	52,433,883
TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,433,803)		$52,433,883

SHORT-TERM INVESTMENTS – 1.5%
U.S. Government Agency – 1.3%
Federal Agricultural Mortgage Corp.
Discount Note
0.700%, 10/02/2017 *	$12,577,000	12,576,755
Federal Farm Credit Bank Discount Note
0.700%, 10/02/2017 *	2,156,000	2,155,958
Federal Home Loan Bank Discount Note
0.600%, 10/02/2017 *	40,416,000	40,415,326
0.670%, 10/02/2017 *	38,260,000	38,259,288
0.700%, 10/02/2017 *	33,411,000	33,410,350
		126,817,677
Repurchase agreement – 0.2%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $16,270,383 on
10-2-17, collateralized by $16,326,200
U.S. Treasury Notes, 2.125% due
8-15-21 (valued at $16,595,660,
including interest) and $100
U.S. Treasury Inflation Indexed
Bonds, 2.375% due 1-15-25 (valued at
$149, including interest)	16,269,000	16,269,000
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $1,655,047 on 10-2-17,
collateralized by $75,000 Federal
Home Loan Mortgage Corp., 1.700%
due 9-29-20 (valued at $74,813,
including interest) and $1,565,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $1,627,899,
including interest)	1,665,000	1,665,000
		17,934,000
TOTAL SHORT-TERM INVESTMENTS (Cost $144,751,677)		$144,751,677
Total Investments (Bond Trust)
(Cost $9,137,831,042) – 99.8%		$9,233,653,554
Other assets and liabilities, net – 0.2%		15,209,044
TOTAL NET ASSETS – 100.0%		$9,248,862,598

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $51,279,270.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,270,170,708 or 13.7% of the fund’s net assets as of 9-30-17.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 20.3%
Automobiles – 1.3%
Tesla, Inc. (A)(B)	39,589	$13,503,808
Hotels, restaurants and leisure – 3.6%
Marriott International, Inc., Class A	179,906	19,836,436
McDonald’s Corp.	111,789	17,515,101
		37,351,537
Internet and direct marketing retail – 9.8%
Amazon.com, Inc. (A)	42,972	41,311,132
Expedia, Inc.	22,716	3,269,741
Netflix, Inc. (A)	189,215	34,314,140
The Priceline Group, Inc. (A)	12,222	22,376,282
		101,271,295
Media – 1.6%
Charter Communications, Inc.,
Class A (A)	46,768	16,996,427
Specialty retail – 2.5%
Industria de Diseno Textil SA	331,410	12,494,234
The Home Depot, Inc.	82,289	13,459,189
		25,953,423
Textiles, apparel and luxury goods – 1.5%
adidas AG	66,939	15,159,463
		210,235,953
Consumer staples – 3.3%
Beverages – 1.2%
Monster Beverage Corp. (A)	234,288	12,944,412
Food and staples retailing – 1.1%
Costco Wholesale Corp.	67,001	11,007,594
Personal products – 1.0%
The Estee Lauder Companies, Inc.,
Class A	94,542	10,195,409
		34,147,415
Energy – 0.9%
Oil, gas and consumable fuels – 0.9%
Concho Resources, Inc. (A)	73,611	9,696,041
Financials – 3.1%
Banks – 1.7%
JPMorgan Chase & Co.	181,497	17,334,778
Capital markets – 1.4%
The Goldman Sachs Group, Inc.	59,713	14,163,326
		31,498,104
Health care – 13.4%
Biotechnology – 7.7%
AbbVie, Inc.	82,787	7,356,453
Alexion Pharmaceuticals, Inc. (A)	71,744	10,064,966
BioMarin Pharmaceutical, Inc. (A)	137,078	12,757,849
Celgene Corp. (A)	204,053	29,755,008
Regeneron Pharmaceuticals, Inc. (A)	19,336	8,645,512
Vertex Pharmaceuticals, Inc. (A)	73,169	11,124,615
		79,704,403
Health care providers and services – 1.2%
UnitedHealth Group, Inc.	62,222	12,186,179
Life sciences tools and services – 1.0%
Illumina, Inc. (A)	51,831	10,324,735
Pharmaceuticals – 3.5%
Allergan PLC	65,595	13,443,695
Bristol-Myers Squibb Company	360,716	22,992,038
		36,435,733
		138,651,050
Industrials – 5.4%
Aerospace and defense – 2.3%
The Boeing Company	94,747	24,085,635
Air freight and logistics – 1.1%
FedEx Corp.	51,102	11,527,589
Machinery – 2.0%
Caterpillar, Inc.	46,549	5,805,126
Parker-Hannifin Corp.	80,922	14,162,968
		19,968,094
		55,581,318
Information technology – 50.4%
Electronic equipment, instruments and components – 0.5%
Corning, Inc.	169,796	5,080,296
Internet software and services – 16.6%
Alibaba Group Holding, Ltd., ADR (A)	253,290	43,745,716
Alphabet, Inc., Class A (A)	24,649	24,001,224
Alphabet, Inc., Class C (A)	25,136	24,108,189
Facebook, Inc., Class A (A)	284,656	48,639,171
Tencent Holdings, Ltd.	725,334	31,712,096
		172,206,396
IT services – 8.3%
FleetCor Technologies, Inc. (A)	80,133	12,402,184
Mastercard, Inc., Class A	242,689	34,267,687
PayPal Holdings, Inc. (A)	112,344	7,193,386
Visa, Inc., Class A	307,535	32,364,983
		86,228,240
Semiconductors and semiconductor equipment – 5.9%
Broadcom, Ltd.	79,304	19,234,392
NVIDIA Corp.	155,045	27,717,395
QUALCOMM, Inc.	98,176	5,089,444
Texas Instruments, Inc.	100,788	9,034,636
		61,075,867
Software – 13.3%
Activision Blizzard, Inc.	295,099	19,036,836
Adobe Systems, Inc. (A)	160,212	23,900,426
Microsoft Corp.	524,047	39,036,261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (A)	97,311	$10,787,897
salesforce.com, Inc. (A)	263,580	24,623,644
Splunk, Inc. (A)	119,515	7,939,381
Workday, Inc., Class A (A)	114,279	12,043,864
		137,368,309
Technology hardware, storage and peripherals – 5.8%
Apple, Inc.	393,513	60,648,224
		522,607,332
Materials – 1.5%
Chemicals – 1.5%
Albemarle Corp.	116,449	15,873,163
Real estate – 1.2%
Equity real estate investment trusts – 1.2%
Crown Castle International Corp.	128,010	12,798,440
TOTAL COMMON STOCKS (Cost $725,785,074)		$1,031,088,816

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
1.2098% (C)(D)	952,116	9,526,871
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,526,989)		$9,526,871

SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (C)	12,712,063	12,712,063
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,712,063)		$12,712,063
Total Investments (Capital Appreciation Trust)
(Cost $748,024,126) – 101.6%		$1,053,327,750
Other assets and liabilities, net – (1.6%)		(16,772,627)
TOTAL NET ASSETS – 100.0%		$1,036,555,123

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $9,340,019.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 62.8%
Consumer discretionary – 9.7%
Auto components – 1.3%
Adient PLC	32,597	$2,737,822
Magna International, Inc.	48,824	2,606,225
		5,344,047
Hotels, restaurants and leisure – 2.8%
Aramark	150,033	6,092,840
Yum! Brands, Inc.	68,555	5,046,334
		11,139,174
Internet and direct marketing retail – 1.6%
Amazon.com, Inc. (A)	6,711	6,451,620
Media – 1.2%
Comcast Corp., Class A	80,025	3,079,362
Liberty Global PLC, Series C (A)	46,857	1,532,224
		4,611,586
Specialty retail – 2.8%
AutoZone, Inc. (A)	4,438	2,641,098
Lowe’s Companies, Inc.	16,125	1,289,033
O’Reilly Automotive, Inc. (A)	25,342	5,457,907
The Home Depot, Inc.	12,081	1,975,968
		11,364,006
		38,910,433
Consumer staples – 6.0%
Beverages – 1.8%
Dr. Pepper Snapple Group, Inc.	63,931	5,655,976
PepsiCo, Inc.	13,775	1,534,948
		7,190,924
Food and staples retailing – 0.4%
CVS Health Corp.	17,800	1,447,496
Food products – 1.1%
Mondelez International, Inc., Class A	61,760	2,511,162
The Kraft Heinz Company	13,502	1,047,080
Tyson Foods, Inc., Class A	10,366	730,285
		4,288,527
Household products – 0.5%
Essity AB, Class B (A)	81,935	2,233,877
Tobacco – 2.2%
British American Tobacco PLC	32,907	2,060,100
Philip Morris International, Inc.	62,232	6,908,374
		8,968,474
		24,129,298
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Canadian Natural Resources, Ltd.	102,400	3,429,376
TOTAL SA	35,430	1,902,394
		5,331,770
Financials – 7.5%
Banks – 1.6%
The PNC Financial Services Group, Inc.	32,688	4,405,362
Wells Fargo & Company	36,800	2,029,520
		6,434,882
Capital markets – 3.0%
State Street Corp.	32,842	3,137,725
The Bank of New York Mellon Corp.	167,721	8,892,567
		12,030,292
Insurance – 2.9%
Marsh & McLennan Companies, Inc.	134,100	11,238,921
Willis Towers Watson PLC	2,722	419,814
		11,658,735
		30,123,909
Health care – 16.0%
Biotechnology – 0.9%
Biogen, Inc. (A)	11,738	3,675,403
Bioverativ, Inc. (A)	705	40,234
		3,715,637
Health care equipment and supplies – 6.2%
Abbott Laboratories	153,385	8,184,624
Becton, Dickinson and Company	41,926	8,215,400
Danaher Corp.	99,227	8,511,692
		24,911,716

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 4.4%
Aetna, Inc.	22,862	$3,635,287
Anthem, Inc.	10,200	1,936,776
Cigna Corp.	11,049	2,065,500
Humana, Inc.	16,605	4,045,476
UnitedHealth Group, Inc.	30,700	6,012,595
		17,695,634
Life sciences tools and services – 2.8%
PerkinElmer, Inc.	109,776	7,571,251
Thermo Fisher Scientific, Inc.	19,352	3,661,398
		11,232,649
Pharmaceuticals – 1.7%
GlaxoSmithKline PLC	30,332	606,355
Perrigo Company PLC	30,821	2,608,998
Zoetis, Inc. (B)	55,351	3,529,180
		6,744,533
		64,300,169
Industrials – 4.9%
Building products – 1.3%
Johnson Controls International PLC	125,371	5,051,198
Commercial services and supplies – 0.3%
Waste Connections, Inc.	20,311	1,420,958
Industrial conglomerates – 1.3%
General Electric Company	97,700	2,362,386
Roper Technologies, Inc.	11,830	2,879,422
		5,241,808
Machinery – 1.0%
Fortive Corp.	36,450	2,580,296
Pentair PLC	15,058	1,023,332
The Middleby Corp. (A)	2,972	380,921
		3,984,549
Professional services – 1.0%
Equifax, Inc.	21,714	2,301,467
RELX PLC	85,471	1,875,772
		4,177,239
		19,875,752
Information technology – 13.5%
Internet software and services – 2.4%
Alphabet, Inc., Class A (A)	900	876,348
Alphabet, Inc., Class C (A)	9,046	8,676,109
		9,552,457
IT services – 7.6%
Fidelity National Information
Services, Inc.	60,942	5,691,373
Fiserv, Inc. (A)	83,720	10,796,531
Mastercard, Inc., Class A (B)	24,237	3,422,264
Visa, Inc., Class A	101,100	10,639,764
		30,549,932
Software – 2.9%
Intuit, Inc.	13,978	1,986,833
Microsoft Corp.	110,900	8,260,941
Symantec Corp.	51,167	1,678,789
		11,926,563
Technology hardware, storage and peripherals – 0.6%
Apple, Inc.	15,300	2,358,036
		54,386,988
Materials – 0.6%
Containers and packaging – 0.6%
Ball Corp.	60,532	2,499,972
Real estate – 1.2%
Equity real estate investment trusts – 1.2%
American Tower Corp.	15,365	2,100,088
SBA Communications Corp. (A)	19,771	2,848,013
		4,948,101
Utilities – 2.1%
Electric utilities – 1.8%
PG&E Corp.	106,401	7,244,844
Multi-utilities – 0.3%
DTE Energy Company	9,000	966,240
		8,211,084
TOTAL COMMON STOCKS (Cost $207,839,640)		$252,717,476

PREFERRED SECURITIES – 3.5%
Financials – 0.5%
Banks – 0.3%
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	14,000	408,100
Wells Fargo & Company, Series L,
7.500%	680	894,200
		1,302,300
Capital markets – 0.2%
State Street Corp., 6.000%	5,916	157,780
The Charles Schwab Corp., 5.950%	1,000	27,140
The Charles Schwab Corp., 6.000%	15,000	407,100
		592,020
		1,894,320
Health care – 0.9%
Health care equipment and supplies –
0.9%
Becton, Dickinson and Company,
6.125%	69,909	3,863,171
Real estate – 0.9%
Equity real estate investment trusts –
0.9%
American Tower Corp., 5.500%	19,073	2,328,432
Crown Castle International Corp.,
Series A, 6.875%	1,407	1,502,676
		3,831,108
Utilities – 1.2%
Electric utilities – 0.8%
Alabama Power Company, 5.000%	10,000	257,900
NextEra Energy, Inc., 6.123%	11,351	627,483
SCE Trust II, 5.100%	1,920	48,230
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	20,615	568,768
SCE Trust IV (5.375 to 9-15-25, then 3
month LIBOR + 3.132%)	30,000	815,100
SCE Trust V (5.450 to 3-15-26, then 3
month LIBOR + 3.790%)	8,000	223,200
SCE Trust VI, 5.000%	25,000	634,500
		3,175,181
Multi-utilities – 0.4%
DTE Energy Company, 6.500%	29,130	1,586,129
		4,761,310
TOTAL PREFERRED SECURITIES (Cost $13,012,630)		$14,349,909

CORPORATE BONDS - 19.7%
Consumer discretionary - 5.2%
Altice US Finance I Corp.
5.375%, 07/15/2023 (C)	$225,000	237,938

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc.
2.600%, 12/05/2019	$465,000	$473,642
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,722
2.500%, 04/15/2021	155,000	154,888
CCO Holdings LLC
5.000%, 02/01/2028 (C)	445,000	445,000
5.125%, 02/15/2023	600,000	619,500
5.125%, 05/01/2023 (C)	150,000	156,188
5.250%, 03/15/2021 to 09/30/2022	800,000	824,000
5.750%, 09/01/2023 to 01/15/2024	677,000	702,731
5.875%, 04/01/2024 (C)	100,000	106,125
Cedar Fair LP
5.375%, 06/01/2024	376,000	395,270
5.375%, 04/15/2027 (C)	140,000	147,000
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (C)	280,000	285,950
Charter Communications Operating LLC
3.579%, 07/23/2020	150,000	153,959
DISH DBS Corp.
4.250%, 04/01/2018	140,000	141,050
Dollar Tree, Inc.
5.750%, 03/01/2023	825,000	870,045
Ford Motor Credit Company LLC
1.724%, 12/06/2017	275,000	275,019
2.145%, 01/09/2018	360,000	360,450
2.375%, 03/12/2019	375,000	376,826
2.597%, 11/04/2019	600,000	605,007
Ford Motor Credit Company LLC (3
month LIBOR + 0.570%)
1.886%, 12/06/2017 (D)	825,000	825,461
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	100,000	102,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (C)	1,270,000	1,308,100
5.000%, 06/01/2024 (C)	277,000	291,889
5.250%, 06/01/2026 (C)	310,000	328,600
L Brands, Inc.
8.500%, 06/15/2019	945,000	1,038,319
Lamar Media Corp.
5.875%, 02/01/2022	175,000	180,250
McDonald’s Corp.
2.100%, 12/07/2018	45,000	45,209
Netflix, Inc.
4.375%, 11/15/2026 (C)(E)	995,000	998,423
5.875%, 02/15/2025	95,000	103,906
Service Corp. International
5.375%, 05/15/2024	490,000	520,625
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (C)	620,000	667,275
Tesla, Inc.
5.300%, 08/15/2025 (C)	1,225,000	1,197,805
Time Warner Cable LLC
6.750%, 07/01/2018	500,000	517,734
Unitymedia GmbH
6.125%, 01/15/2025 (C)	375,000	399,844
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (C)	1,395,000	1,440,338
Virgin Media Finance PLC
6.000%, 10/15/2024 (C)	450,000	473,063
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (C)	200,000	208,250
Yum! Brands, Inc.
3.750%, 11/01/2021	995,000	1,024,850
3.875%, 11/01/2020 to 11/01/2023	850,000	864,256
5.300%, 09/15/2019	180,000	189,450
5.350%, 11/01/2043	166,000	156,040
6.250%, 03/15/2018	355,000	361,213
6.875%, 11/15/2037	240,000	263,700
		20,886,910
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	300,000	300,750
2.650%, 02/01/2021	155,000	157,479
3.300%, 02/01/2023	200,000	207,289
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
2.571%, 02/01/2021 (D)	360,000	372,081
Aramark Services, Inc.
5.000%, 04/01/2025 (C)	1,125,000	1,203,750
B&G Foods, Inc.
4.625%, 06/01/2021	300,000	305,625
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	124,898
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	380,395
2.625%, 02/18/2022	470,000	473,843
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
1.736%, 02/21/2020 (D)	255,000	256,046
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
1.888%, 06/24/2022 (C)(D)	440,000	441,619
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	187,469
6.625%, 11/15/2022	315,000	328,388
The Kroger Company
2.000%, 01/15/2019	105,000	105,175
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (C)	75,000	80,156
		4,924,963
Energy - 1.4%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	185,131
Chevron Corp.
1.365%, 03/02/2018	590,000	589,934
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,525,000	1,568,270
Diamondback Energy, Inc.
4.750%, 11/01/2024	150,000	153,000
Enbridge Energy Partners LP
6.500%, 04/15/2018	15,000	15,372
EQT Corp.
6.500%, 04/01/2018	315,000	321,663
8.125%, 06/01/2019	208,000	228,219
Matador Resources Company
6.875%, 04/15/2023	200,000	211,750
Range Resources Corp.
4.875%, 05/15/2025	400,000	394,000
5.000%, 08/15/2022 to 03/15/2023 (C)	678,000	673,872
Shell International Finance BV (3 month
LIBOR + 0.450%)
1.759%, 05/11/2020 (D)	810,000	816,930

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP
4.125%, 11/15/2019	$40,000	$40,400
4.250%, 11/15/2023	330,000	327,113
5.250%, 05/01/2023	310,000	316,200
		5,841,854
Financials - 1.3%
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027	330,000	338,078
HUB International, Ltd.
7.875%, 10/01/2021 (C)	1,300,000	1,353,625
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	140,874
2.750%, 01/30/2022	190,000	191,793
3.300%, 03/14/2023	65,000	67,209
MSCI, Inc.
5.250%, 11/15/2024 (C)	415,000	441,975
5.750%, 08/15/2025 (C)	330,000	360,113
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	435,000	457,838
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	375,000	382,575
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	450,000	467,156
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	525,000	549,938
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	350,000	381,500
		5,132,674
Health care - 3.0%
Becton, Dickinson and Company
2.675%, 12/15/2019	266,000	269,158
3.363%, 06/06/2024	420,000	423,751
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
2.346%, 06/06/2022 (D)	400,000	402,171
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	975,000	1,014,531
5.625%, 02/15/2021	1,175,000	1,222,235
6.125%, 02/15/2024	635,000	686,594
Eli Lilly & Company
1.250%, 03/01/2018	310,000	309,799
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (C)	75,000	82,388
HCA, Inc.
3.750%, 03/15/2019	200,000	204,250
4.250%, 10/15/2019	485,000	501,975
6.500%, 02/15/2020	2,140,000	2,329,925
Hologic, Inc.
5.250%, 07/15/2022 (C)	1,305,000	1,370,250
Johnson & Johnson
1.125%, 11/21/2017	170,000	169,960
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	474,704
3.350%, 04/01/2027	270,000	277,410
Medtronic, Inc.
1.500%, 03/15/2018	490,000	490,009
2.500%, 03/15/2020	275,000	279,116
Pfizer, Inc.
1.200%, 06/01/2018	950,000	948,842
Teleflex, Inc.
4.875%, 06/01/2026	125,000	129,688
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	345,000	339,478
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	229,968
Universal Health Services, Inc.
3.750%, 08/01/2019 (C)	60,000	61,350
		12,217,552
Industrials - 1.1%
3M Company
2.250%, 03/15/2023	360,000	359,749
2.875%, 10/15/2027	450,000	447,543
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	249,961
2.250%, 12/01/2019	225,000	226,596
CNH Industrial Capital LLC
3.625%, 04/15/2018	680,000	684,454
3.875%, 07/16/2018	200,000	202,250
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	113,901	125,148
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	200,781	211,322
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	82,091	90,094
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	72,400	75,477
Fortive Corp.
1.800%, 06/15/2019	40,000	39,959
IHS Markit, Ltd.
5.000%, 11/01/2022 (C)	475,000	511,813
Lennox International, Inc.
3.000%, 11/15/2023	90,000	90,109
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	286,156
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	156,225	175,362
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	18,457	19,749
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	59,819	66,100
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	201,387	210,208
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	62,969	66,983
Welbilt, Inc.
9.500%, 02/15/2024	75,000	86,156
Xylem, Inc.
3.250%, 11/01/2026	75,000	74,864
4.875%, 10/01/2021	60,000	65,322
		4,365,375

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology - 2.4%
Amphenol Corp.
2.200%, 04/01/2020	$285,000	$285,350
3.200%, 04/01/2024	140,000	141,894
Apple, Inc.
1.500%, 09/12/2019	1,160,000	1,157,738
Fiserv, Inc.
2.700%, 06/01/2020	580,000	586,607
Harris Corp.
1.999%, 04/27/2018	130,000	130,225
Microsoft Corp.
3.300%, 02/06/2027	3,325,000	3,446,360
NXP BV
3.750%, 06/01/2018 (C)	2,425,000	2,449,250
4.125%, 06/15/2020 (C)	225,000	235,406
Visa, Inc.
1.200%, 12/14/2017	1,060,000	1,060,365
		9,493,195
Materials - 0.5%
Ecolab, Inc.
2.000%, 01/14/2019	205,000	205,812
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (C)	300,000	313,080
5.750%, 10/15/2020	1,325,000	1,348,254
6.875%, 02/15/2021	97,220	99,651
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
4.804%, 07/15/2021 (C)(D)	195,000	198,900
		2,165,697
Real estate - 1.6%
American Tower Corp.
3.300%, 02/15/2021	320,000	327,827
CBRE Services, Inc.
5.000%, 03/15/2023	225,000	233,133
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	435,308
5.250%, 01/15/2023	1,475,000	1,632,318
Iron Mountain, Inc.
4.375%, 06/01/2021 (C)	240,000	248,230
5.750%, 08/15/2024	620,000	639,375
6.000%, 08/15/2023	100,000	105,875
SBA Communications Corp.
4.875%, 07/15/2022 to 09/01/2024	2,720,000	2,801,988
		6,424,054
Telecommunication services - 0.7%
Level 3 Financing, Inc.
5.375%, 08/15/2022	400,000	411,924
5.625%, 02/01/2023	350,000	360,738
T-Mobile USA, Inc.
6.836%, 04/28/2023	225,000	237,656
Verizon Communications, Inc.
3.125%, 03/16/2022	475,000	486,665
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
2.321%, 03/16/2022 (D)	475,000	481,877
Ziggo Secured Finance BV
5.500%, 01/15/2027 (C)	675,000	691,666
		2,670,526
Utilities - 1.3%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	260,000	262,367
CMS Energy Corp.
8.750%, 06/15/2019	80,000	88,753
Dominion Energy, Inc.
2.962%, 07/01/2019	65,000	65,927
DTE Energy Company
3.800%, 03/15/2027	925,000	952,360
Edison International
2.125%, 04/15/2020	475,000	474,920
NiSource Finance Corp.
3.490%, 05/15/2027	715,000	723,413
4.375%, 05/15/2047	490,000	514,659
NSTAR Electric Company
3.200%, 05/15/2027	185,000	186,108
Pacific Gas & Electric Company
3.300%, 03/15/2027	485,000	493,227
Southern California Gas Company
3.200%, 06/15/2025	250,000	253,573
The Southern Company
1.550%, 07/01/2018	435,000	434,602
1.850%, 07/01/2019	230,000	229,858
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	126,268
3.500%, 03/15/2027	330,000	342,075
		5,148,110
TOTAL CORPORATE BONDS (Cost $78,393,147)		$79,270,910

TERM LOANS (G) – 1.4%
Consumer discretionary – 0.2%
Charter Communications Operating LLC
(2 month LIBOR + 2.000%)
3.240%, 07/01/2020	311,188	312,112
3.240%, 01/03/2021	278,010	278,666
Dollar Tree, Inc.
4.250%, 07/06/2022	25,000	25,313
Kasima LLC (3 month LIBOR +
2.500%)
3.826%, 05/17/2021	24,265	24,396
		640,487
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.750%)
3.985%, 01/26/2024	49,219	49,412
Energy – 0.1%
BCP Raptor LLC (2 month LIBOR +
4.250%)
5.522%, 06/24/2024	448,875	451,820
Financials – 0.6%
HUB International, Ltd. (3 month
LIBOR + 3.000%)
4.312%, 10/02/2020	2,186,011	2,199,455
Vantiv LLC
TBD 08/09/2022 (H)	270,000	270,113
		2,469,568
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
3.985%, 03/01/2024	1,034,800	1,037,128
Industrials – 0.1%
Welbilt, Inc. (1 week LIBOR + 3.000%)
3.985%, 03/03/2023	550,000	553,207
Information technology – 0.1%
Fiserv, Inc. (1 month LIBOR + 1.250%)
2.485%, 10/25/2018	75,000	74,625

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
Global Payments, Inc. (2 month LIBOR
+ 1.750%)
2.985%, 05/02/2022	$320,938	$321,339
		395,964
TOTAL TERM LOANS (Cost $5,576,454)		$5,597,586

ASSET BACKED
SECURITIES - 0.2%
DB Master Finance LLC
Series 2015-1A, Class A2I
3.262%, 02/20/2045 (C)	219,375	219,719
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (C)	396,000	403,722
Wendys Funding LLC
Series 2015-1A, Class A2I
3.371%, 06/15/2045 (C)	264,600	266,973
TOTAL ASSET BACKED SECURITIES (Cost $879,975)		$890,414

PURCHASED OPTIONS – 0.1%
Calls – 0.1%
Over the Counter on Altria Group, Inc.
(Expiration Date: 3-16-18; Strike
Price: $65.00; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 1,800) (A)	18	4,536
Over the Counter on Altria Group, Inc.
(Expiration Date: 6-15-18; Strike
Price: $67.50; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 1,800) (A)	18	4,299
Over the Counter on AT&T, Inc.
(Expiration Date: 4-20-18; Strike
Price: $39.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 17,800) (A)	178	30,260
Over the Counter on AT&T, Inc.
(Expiration Date: 6-15-18; Strike
Price: $40.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 17,800) (A)	178	25,632
Over the Counter on Comcast Corp.,
Class A (Expiration Date: 6-15-18;
Strike Price: $40.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 9,000) (A)	90	17,874
Over the Counter on Consumer
Discretionary Select (Expiration
Date: 3-16-18; Strike Price: $95.00;
Counterparty: JP Morgan Clearing
Corp.; Notional Amount: 14,200) (A)	142	14,556
Over the Counter on Consumer
Discretionary Select (Expiration
Date: 6-15-18; Strike Price: $95.00;
Counterparty: JP Morgan Clearing
Corp.; Notional Amount: 14,200) (A)	142	26,923
Over the Counter on CVS Health Corp.
(Expiration Date: 5-18-18; Strike
Price: $85.00; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 1,800) (A)	18	5,834
Over the Counter on Dr. Pepper Snapple
Group, Inc. (Expiration Date: 5-18-18;
Strike Price: $92.50;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 900) (A)	9	2,383
Over the Counter on Dr. Pepper Snapple
Group, Inc. (Expiration Date: 5-18-18;
Strike Price: $95.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 900) (A)	9	1,672
Over the Counter on Financial Select
Sector SPDR Fund FLEX Options
(Expiration Date: 3-16-18; Strike
Price: $26.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 26,700) (A)	267	27,368
Over the Counter on Financial Select
Sector SPDR Fund FLEX Options
(Expiration Date: 6-15-18; Strike
Price: $26.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 26,800) (A)	268	36,180
Over the Counter on Genuine Parts
Company (Expiration Date: 5-18-18;
Strike Price: $90.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 800) (A)	8	7,175
Over the Counter on O’Reilly
Automotive, Inc. (Expiration
Date: 5-18-18; Strike Price: $220.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 600) (A)	6	11,280
Over the Counter on Synchrony
Financial (Expiration Date: 3-16-18;
Strike Price: $31.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 1,800) (A)	18	4,078
Over the Counter on Sysco Corp.
(Expiration Date: 5-18-18; Strike
Price: $55.00; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 900) (A)	9	2,015
Over the Counter on The J.M. Smucker
Company (Expiration Date: 4-20-18;
Strike Price: $115.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 1,800) (A)	18	3,466
Over the Counter on The Kraft Heinz
Company (Expiration Date: 4-20-18;
Strike Price: $85.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 3,600) (A)	36	4,953
Over the Counter on Verizon
Communications, Inc. (Expiration
Date: 4-20-18; Strike Price: $50.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 5,200) (A)	52	8,814

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter on Verizon
Communications, Inc. (Expiration
Date: 6-15-18; Strike Price: $50.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 5,200) (A)	52	$10,738
Over the Counter on Wells Fargo &
Company (Expiration Date: 5-20-18;
Strike Price: $55.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 1,600) (A)	16	5,017
Over the Counter on Wells Fargo &
Company (Expiration Date: 6-15-18;
Strike Price: $55.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 1,600) (A)	16	5,560
TOTAL PURCHASED OPTIONS (Cost $221,268)		$260,613

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
1.2098% (I)(J)	77,614	776,604
TOTAL SECURITIES LENDING COLLATERAL
(Cost $776,620)		$776,604

SHORT-TERM INVESTMENTS – 12.9%
Money market funds – 12.4%
T. Rowe Price Government Money Fund,
1.0578% (I)	49,979,214	49,979,214
Repurchase agreement – 0.5%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $2,006,057 on 10-2-17,
collateralized by $1,970,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $2,049,176,
including interest)	$2,006,000	2,006,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,985,214)		$51,985,214
Total Investments (Capital Appreciation Value Trust)
(Cost $358,684,948) – 100.8%		$405,848,726
Other assets and liabilities, net – (0.8%)		(3,403,871)
TOTAL NET ASSETS – 100.0%		$402,444,855

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $755,585.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 9-30-17.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	840.00	Jan 2018	4	400	$17,173	$(52,533)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	860.00	Jan 2018	4	400	14,438	(45,308)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	880.00	Jan 2018	11	1,100	38,671	(106,266)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	880.00	Jan 2018	3	300	9,783	(28,981)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	900.00	Jan 2018	9	900	27,413	(72,456)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	900.00	Jan 2018	11	1,100	$36,964	$(88,558)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	920.00	Jan 2018	12	1,200	33,279	(79,502)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	920.00	Jan 2018	9	900	26,766	(59,627)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	940.00	Jan 2018	12	1,200	28,066	(64,201)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	940.00	Jan 2018	7	700	18,429	(37,450)
Deutsche Bank
Securities, Inc.	Amazon, Inc.	USD	950.00	Jan 2018	19	1,900	90,832	(110,913)
Deutsche Bank
Securities, Inc.	Amazon, Inc.	USD	1,080.00	Jan 2018	8	800	37,550	(11,140)
Deutsche Bank
Securities, Inc.	Amazon, Inc.	USD	1,100.00	Jan 2018	8	800	32,548	(8,700)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	1,000.00	Jan 2018	5	500	23,874	(17,662)
Deutsche Bank
Securities, Inc.	Amazon.com, Inc.	USD	1,000.00	Jan 2018	6	600	28,498	(21,195)
Citigroup Global
Markets, Inc.	American Tower Corp.	USD	115.00	Jan 2018	37	3,700	14,134	(83,664)
Citigroup Global
Markets, Inc.	American Tower Corp.	USD	120.00	Jan 2018	37	3,700	10,064	(67,245)
Citigroup Global
Markets, Inc.	Apple, Inc.	USD	175.00	Jan 2018	58	5,800	20,320	(10,122)
Citigroup Global
Markets, Inc.	Apple, Inc.	USD	180.00	Jan 2018	59	5,900	15,380	(6,728)
Citigroup Global
Markets, Inc.	Biogen, Inc.	USD	350.00	Jan 2018	14	1,400	15,346	(8,752)
Citigroup Global
Markets, Inc.	Danaher Corp.	USD	90.00	Jan 2018	26	2,600	4,859	(2,990)
Deutsche Bank
Securities, Inc.	Danaher Corp.	USD	90.00	Jan 2018	96	9,600	19,942	(11,040)
Deutsche Bank
Securities, Inc.	Danaher Corp.	USD	90.00	Jan 2018	121	12,100	22,482	(13,915)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	120.00	Jan 2018	4	400	2,018	(8,978)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	125.00	Jan 2018	3	300	1,044	(5,304)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	140.00	Jan 2018	90	9,000	21,780	(55,800)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	55.00	Jan 2019	95	9,500	33,696	(37,165)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	94	9,400	17,859	(20,146)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	135.00	Jan 2018	79	7,900	40,804	(39,500)
RBC Capital Markets	The PNC Financial Services Group, Inc.	USD	135.00	Jan 2018	33	3,300	9,133	(16,500)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	10	1,000	6,237	(9,440)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	10	1,000	4,833	(7,585)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	10	1,000	3,709	(6,078)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	10	1,000	2,728	(4,750)
RBC Capital Markets	UnitedHealth Group, Inc.	USD	180.00	Jan 2018	98	9,800	53,227	(186,447)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	90.00	Jan 2018	177	17,700	67,194	(285,226)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	95.00	Jan 2018	341	34,100	97,792	(397,273)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2018	101	10,100	$19,165	$(42,420)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	21	2,100	12,960	(21,945)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	21	2,100	9,578	(16,695)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	21	2,100	6,888	(12,390)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	58	5,800	22,693	(25,085)
JPMorgan Clearing House	Wells Fargo & Company	USD	65.00	Jan 2018	176	17,600	26,400	(2,376)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	60.00	Jan 2018	181	18,100	43,723	(86,955)
Goldman Sachs &
Company	Zoetis, Inc.	USD	60.00	Jan 2018	87	8,700	21,199	(41,796)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	62.50	Jan 2018	84	8,400	18,228	(26,250)
Goldman Sachs &
Company	Zoetis, Inc.	USD	62.50	Jan 2018	87	8,700	14,418	(27,188)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	65.00	Jan 2018	84	8,400	10,783	(15,120)
							$1,154,900	$(2,407,360)
Exchange-traded	Mastercard, Inc., Class A	USD	120.00	Jan 2018	2	200	898	(4,415)
							$898	$(4,415)
							$1,155,798	$(2,411,775)

Derivatives currency abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 61.3%
U.S. Government – 33.8%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$18,102,000	$16,816,630
2.750%, 08/15/2047	4,621,000	4,517,388
2.875%, 11/15/2046	4,479,000	4,490,897
3.000%, 11/15/2045 to 05/15/2047	29,387,000	30,215,683
U.S. Treasury Notes
1.125%, 07/31/2021	837,000	816,369
1.250%, 05/31/2019 to 08/31/2019	14,398,000	14,349,789
1.375%, 07/31/2019 to 08/31/2020	42,058,000	41,953,902
1.375%, 09/15/2020 (A)	54,758,000	54,368,705
1.500%, 05/15/2020 to 08/15/2020	40,375,000	40,272,570
1.625%, 07/31/2020	16,510,000	16,515,159
1.625%, 08/31/2022 (A)	5,966,000	5,882,103
1.750%, 12/31/2020	2,318,000	2,321,803
1.875%, 01/31/2022 to 08/31/2024	59,898,000	59,779,021
2.000%, 10/31/2021 to 11/15/2026	69,129,000	68,890,735
2.250%, 02/15/2027 to 08/15/2027	50,631,000	50,280,117
2.375%, 05/15/2027	8,193,000	8,223,404
		419,694,275
U.S. Government Agency – 27.5%
Federal Home Loan Mortgage Corp.
2.624%, (12 month LIBOR +
1.633%), 07/01/2046 (B)	1,768,313	1,797,346
3.091%, (12 month LIBOR +
1.622%), 02/01/2045 (B)	790,132	818,768
3.500%, 09/01/2026 to 12/01/2045	23,919,318	25,132,851
4.000%, TBA (C)	6,300,000	6,620,847
4.000%, 10/01/2029 to 04/01/2047	8,140,771	8,670,000
4.500%, 08/01/2020 to 06/01/2047	5,422,908	5,830,045
5.000%, 05/01/2044 to 06/01/2044	1,420,701	1,577,833
Federal National Mortgage Association
1.804%, 10/09/2019 (D)	3,955,000	3,812,513
2.977%, (12 month LIBOR +
1.602%), 05/01/2047 (B)	415,959	425,317
3.000%, TBA (C)	700,000	701,732
3.137%, (12 month LIBOR +
1.620%), 03/01/2047 (B)	1,757,346	1,813,449
3.164%, (12 month LIBOR +
1.562%), 10/01/2043 (B)	185,629	191,711
3.168%, TBA (C)	1,247,000	1,283,972
3.234%, (12 month LIBOR +
1.620%), 06/01/2047 (B)	1,662,984	1,715,148
3.500%, TBA (C)	34,900,000	35,908,716
3.500%, 08/01/2028 to 11/01/2046	28,481,647	29,848,843
4.000%, TBA (C)	8,400,000	8,840,593
4.000%, 04/01/2024 to 07/01/2047	65,396,469	69,555,663
4.377%, (12 month LIBOR +
1.776%), 04/01/2040 (B)	642,075	677,821
4.500%, 01/01/2020 to 06/01/2047	34,831,967	37,947,320

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
5.000%, 07/01/2044 to 08/01/2056	$6,647,253	$7,292,118
Government National
Mortgage Association
3.000%, TBA (C)	26,000,000	26,348,962
3.500%, TBA (C)	27,900,000	28,995,480
3.500%, 06/15/2046 to 07/15/2046	717,439	746,506
4.000%, TBA (C)	5,200,000	5,474,367
4.000%, 07/15/2045 to 07/15/2047	13,582,853	14,348,111
4.500%, TBA (C)	8,500,000	9,030,617
4.500%, 05/20/2045 to 09/15/2047	4,716,857	5,116,853
5.000%, 12/20/2039 to 11/20/2045	243,668	269,969
		340,793,471
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $766,274,223)		$760,487,746

FOREIGN GOVERNMENT
OBLIGATIONS – 1.4%
Canada – 0.1%
Province of Ontario
1.625%, 01/18/2019	$1,810,000	1,808,006
Chile – 0.1%
Republic of Chile
3.860%, 06/21/2047	1,005,000	1,025,100
Colombia – 0.1%
Republic of Colombia
3.875%, 04/25/2027 (A)	809,000	821,944
Indonesia – 0.2%
Republic of Indonesia
3.700%, 01/08/2022 (E)	1,380,000	1,432,012
4.350%, 01/08/2027 (E)	735,000	779,712
		2,211,724
Israel – 0.1%
Government of Israel
4.500%, 01/30/2043	765,000	829,961
Japan – 0.3%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,422,000	1,409,754
1.875%, 04/20/2021	592,000	585,078
2.250%, 02/24/2020	1,984,000	1,993,197
		3,988,029
Mexico – 0.2%
Government of Mexico
4.000%, 10/02/2023	826,000	873,247
5.750%, 10/12/2049	1,365,000	1,463,280
		2,336,527
Paraguay – 0.0%
Republic of Paraguay
6.100%, 08/11/2044 (E)	726,000	814,935
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
2.875%, 03/04/2023 (E)	2,185,000	2,167,763
3.625%, 03/04/2028 (E)	1,340,000	1,321,875
4.625%, 10/04/2047 (E)	510,000	512,818
		4,002,456
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,701,276)		$17,838,682

CORPORATE BONDS – 24.5%
Consumer discretionary – 2.4%
Amazon.com, Inc.
1.900%, 08/21/2020 (E)	$1,599,000	$1,602,599
2.400%, 02/22/2023 (E)	1,689,000	1,684,297
2.800%, 08/22/2024 (E)	264,000	264,398
3.150%, 08/22/2027 (E)	1,767,000	1,773,796
3.875%, 08/22/2037 (E)	250,000	252,606
4.050%, 08/22/2047 (E)	655,000	662,280
4.250%, 08/22/2057 (E)	265,000	271,715
CBS Corp.
2.500%, 02/15/2023	1,510,000	1,487,103
3.375%, 02/15/2028	765,000	745,479
Charter Communications Operating LLC
3.750%, 02/15/2028 (E)	595,000	579,945
4.464%, 07/23/2022	460,000	485,800
4.908%, 07/23/2025	1,185,000	1,266,354
5.375%, 05/01/2047 (E)	1,074,000	1,111,313
Comcast Corp.
2.350%, 01/15/2027	640,000	597,095
3.150%, 02/15/2028	1,982,000	1,973,759
4.000%, 08/15/2047	265,000	269,317
Discovery Communications LLC
3.950%, 03/20/2028	498,000	496,629
4.875%, 04/01/2043	540,000	525,995
4.950%, 05/15/2042	265,000	261,708
5.200%, 09/20/2047	306,000	310,344
Ford Motor Company
5.291%, 12/08/2046	1,055,000	1,100,188
Ford Motor Credit Company LLC
2.979%, 08/03/2022	2,225,000	2,223,283
3.339%, 03/28/2022	1,235,000	1,254,644
General Motors Company
4.200%, 10/01/2027	444,000	450,279
5.150%, 04/01/2038	930,000	953,083
5.400%, 04/01/2048	482,000	499,391
General Motors Financial Company, Inc.
4.350%, 01/17/2027	1,720,000	1,766,763
Grupo Televisa SAB
5.000%, 05/13/2045	334,000	333,623
Hyundai Capital America
3.250%, 09/20/2022 (E)	875,000	873,245
McDonald’s Corp.
2.750%, 12/09/2020	595,000	606,123
4.875%, 12/09/2045	1,059,000	1,190,957
NBCUniversal Media LLC
4.450%, 01/15/2043	175,000	187,786
Time Warner Cable LLC
6.550%, 05/01/2037	330,000	387,436
Time Warner, Inc.
3.800%, 02/15/2027	670,000	670,079
4.850%, 07/15/2045	110,000	111,729
Viacom, Inc.
4.375%, 03/15/2043	285,000	245,392
4.850%, 12/15/2034	600,000	565,181
		30,041,714
Consumer staples – 2.0%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (E)	1,560,000	1,564,587
3.550%, 07/26/2027 (E)	935,000	943,142
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	2,490,000	2,529,826
3.300%, 02/01/2023	887,000	919,325
3.650%, 02/01/2026	965,000	997,931
4.900%, 02/01/2046	1,435,000	1,633,152
BAT Capital Corp.
2.297%, 08/14/2020 (E)	705,000	707,098

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp. (continued)
2.764%, 08/15/2022 (E)	$1,859,000	$1,868,883
3.222%, 08/15/2024 (E)	939,000	940,931
3.557%, 08/15/2027 (E)	703,000	705,139
4.540%, 08/15/2047 (E)	378,000	388,705
Church & Dwight Company, Inc.
2.450%, 08/01/2022	360,000	358,545
3.150%, 08/01/2027	574,000	568,129
3.950%, 08/01/2047	360,000	356,393
Costco Wholesale Corp.
2.300%, 05/18/2022	1,685,000	1,686,239
2.750%, 05/18/2024	1,455,000	1,457,735
3.000%, 05/18/2027	1,695,000	1,697,730
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,825,000	1,857,646
3.000%, 06/01/2026	1,150,000	1,102,730
4.375%, 06/01/2046	754,000	738,907
Reynolds American, Inc.
5.850%, 08/15/2045	1,294,000	1,582,045
		24,604,818
Energy – 2.7%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	460,000	437,554
4.850%, 03/15/2021	523,000	554,520
5.550%, 03/15/2026 (A)	1,274,000	1,420,390
Apache Corp.
4.250%, 01/15/2044	440,000	413,563
BP Capital Markets PLC
3.588%, 04/14/2027	1,485,000	1,527,039
3.723%, 11/28/2028	190,000	195,684
Cimarex Energy Company
4.375%, 06/01/2024	880,000	930,653
Concho Resources, Inc.
3.750%, 10/01/2027	798,000	801,734
4.875%, 10/01/2047	375,000	391,157
Enbridge Energy Partners LP
5.500%, 09/15/2040	550,000	574,785
7.375%, 10/15/2045	320,000	412,024
Enbridge, Inc.
2.900%, 07/15/2022	1,119,000	1,125,218
3.700%, 07/15/2027	765,000	773,787
Encana Corp.
6.500%, 02/01/2038	725,000	857,784
Energy Transfer LP
2.500%, 06/15/2018	920,000	923,603
6.125%, 12/15/2045	802,000	880,346
Halliburton Company
5.000%, 11/15/2045	911,000	998,621
Hess Corp.
5.800%, 04/01/2047	230,000	235,358
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	500,000	519,538
Kinder Morgan, Inc.
3.150%, 01/15/2023	1,773,000	1,781,226
5.000%, 02/15/2021 (E)	1,885,000	2,021,948
5.550%, 06/01/2045	505,000	544,400
Marathon Oil Corp.
6.600%, 10/01/2037	386,000	443,873
Marathon Petroleum Corp.
4.750%, 09/15/2044	240,000	238,624
5.000%, 09/15/2054	550,000	531,311
Newfield Exploration Company
5.625%, 07/01/2024	465,000	498,713
Petroleos Mexicanos
2.378%, 04/15/2025	1,100,000	1,107,156
2.460%, 12/15/2025	2,754,850	2,768,765
5.625%, 01/23/2046	883,000	821,190
6.500%, 03/13/2027 (E)	1,551,000	1,721,998
6.750%, 09/21/2047	345,000	367,046
6.750%, 09/21/2047 (E)	310,000	329,809
Phillips 66 Partners LP
4.900%, 10/01/2046	810,000	810,254
Plains All American Pipeline LP
4.500%, 12/15/2026	220,000	223,193
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	180,000	181,372
5.000%, 03/15/2027	924,000	985,137
5.875%, 06/30/2026	490,000	547,981
Shell International Finance BV
4.000%, 05/10/2046	800,000	808,604
TC Pipelines LP
3.900%, 05/25/2027	715,000	715,869
Williams Partners LP
3.750%, 06/15/2027	1,030,000	1,028,064
5.100%, 09/15/2045	600,000	630,308
		33,080,199
Financials – 5.7%
American International Group, Inc.
4.375%, 01/15/2055	180,000	174,110
6.250%, 05/01/2036	755,000	969,071
Banco Santander SA
3.500%, 04/11/2022	910,000	931,681
4.250%, 04/11/2027	640,000	663,957
Bank of America Corp.
2.503%, 10/21/2022	2,365,000	2,341,980
4.450%, 03/03/2026	713,000	752,391
Bank of America Corp. (3.824% to
1-20-27, then 3 month LIBOR +
1.575%) 01/20/2028	1,970,000	2,022,243
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	1,001,000	1,058,326
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (E)	1,275,000	1,251,349
4.700%, 06/22/2047 (E)	460,000	449,098
Capital One Financial Corp.
3.750%, 03/09/2027	460,000	464,861
4.200%, 10/29/2025	330,000	338,986
Capital One NA
2.650%, 08/08/2022	1,688,000	1,676,983
Chubb INA Holdings, Inc.
4.350%, 11/03/2045	720,000	790,743
Citigroup, Inc.
4.450%, 09/29/2027	1,495,000	1,580,970
Credit Suisse Group AG (2.997% to
12-14-22, then 3 month LIBOR +
1.200%) 12/14/2023 (E)	1,595,000	1,589,753
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022 to 06/09/2023	1,445,000	1,498,126
4.550%, 04/17/2026 (A)	1,230,000	1,319,440
DNB Bank ASA
2.125%, 10/02/2020 (E)	2,330,000	2,328,156
Enel Finance International NV
2.875%, 05/25/2022 (E)	2,270,000	2,284,763
Goodman US Finance Three LLC
4.500%, 10/15/2037 (E)	262,000	265,141
HSBC Holdings PLC
2.650%, 01/05/2022	2,775,000	2,780,458

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
4.375%, 11/23/2026	$1,415,000	$1,475,217
HSBC Holdings PLC (3.262% to
3-13-22, then 3 month LIBOR +
1.055%) 03/13/2023	2,345,000	2,392,819
HSBC Holdings PLC (4.041% to
3-13-27, then 3 month LIBOR +
1.546%) 03/13/2028	490,000	511,494
ING Groep NV
3.150%, 03/29/2022	1,145,000	1,166,458
3.950%, 03/29/2027	1,030,000	1,073,844
Intesa Sanpaolo SpA
3.125%, 07/14/2022 (E)	1,555,000	1,558,373
3.875%, 07/14/2027 (E)	1,290,000	1,294,647
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,090,000	2,087,898
2.950%, 10/01/2026	2,551,000	2,495,623
2.972%, 01/15/2023	2,385,000	2,421,255
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	1,680,000	1,690,183
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	1,310,000	1,373,807
Kemper Corp.
4.350%, 02/15/2025	1,170,000	1,185,674
Lazard Group LLC
3.750%, 02/13/2025	1,466,000	1,494,727
Metropolitan Life Global Funding I
1.950%, 09/15/2021 (E)	740,000	727,971
Morgan Stanley
2.625%, 11/17/2021	2,145,000	2,151,398
2.750%, 05/19/2022	3,070,000	3,081,568
3.625%, 01/20/2027	1,530,000	1,551,287
4.350%, 09/08/2026	83,000	86,859
4.375%, 01/22/2047	230,000	244,702
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	880,000	889,407
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (E)	265,000	273,710
4.900%, 09/15/2044 (E)	400,000	451,495
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	1,474,000	1,494,697
The Goldman Sachs Group, Inc.
2.750%, 09/15/2020	1,100,000	1,114,245
3.500%, 11/16/2026	351,000	351,922
6.750%, 10/01/2037	1,539,000	2,029,486
The Goldman Sachs Group, Inc. (3
month LIBOR + 1.201%) 3.272%,
09/29/2025 (B)	965,000	963,543
The Guardian Life Insurance Company
of America
4.850%, 01/24/2077 (E)	82,000	87,580
The Northwestern Mutual Life Insurance
Company
3.850%, 09/30/2047 (E)	970,000	958,393
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	2,285,000	2,275,260
3.491%, 05/23/2023 (E)	1,575,000	1,612,102
US Bancorp
3.150%, 04/27/2027	554,000	557,010
		70,657,240
Health care – 2.1%
Abbott Laboratories
3.750%, 11/30/2026	1,925,000	1,974,445
4.900%, 11/30/2046	220,000	245,581
AbbVie, Inc.
2.500%, 05/14/2020	1,770,000	1,790,941
2.900%, 11/06/2022	440,000	446,110
3.200%, 05/14/2026	805,000	806,312
4.450%, 05/14/2046	1,205,000	1,267,608
4.500%, 05/14/2035	435,000	467,898
Allergan Funding SCS
3.800%, 03/15/2025	1,280,000	1,328,844
Becton, Dickinson and Company
2.404%, 06/05/2020	1,530,000	1,535,098
2.894%, 06/06/2022	1,280,000	1,282,757
3.363%, 06/06/2024	1,280,000	1,291,432
3.700%, 06/06/2027	1,025,000	1,033,038
4.685%, 12/15/2044	860,000	908,572
Celgene Corp.
5.000%, 08/15/2045	1,445,000	1,632,610
Eli Lilly & Company
2.350%, 05/15/2022	435,000	435,566
3.100%, 05/15/2027	640,000	643,418
3.950%, 05/15/2047	395,000	408,497
Laboratory Corp. of America Holdings
3.250%, 09/01/2024	755,000	757,697
3.600%, 09/01/2027	756,000	760,036
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	535,000	546,506
4.375%, 03/15/2026	820,000	850,090
Shire Acquisitions Investments
Ireland DAC
2.875%, 09/23/2023	1,530,000	1,521,887
3.200%, 09/23/2026	1,820,000	1,793,444
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	1,265,000	1,244,752
4.100%, 08/15/2047	808,000	809,618
		25,782,757
Industrials – 1.6%
Air Lease Corp.
2.625%, 07/01/2022	1,800,000	1,786,555
3.625%, 04/01/2027	1,130,000	1,130,283
CK Hutchison International 17, Ltd.
2.750%, 03/29/2023 (E)	497,000	495,885
ERAC USA Finance LLC
2.700%, 11/01/2023 (E)	315,000	308,484
3.300%, 12/01/2026 (E)	1,123,000	1,101,007
4.500%, 02/15/2045 (E)	225,000	223,659
FedEx Corp.
4.400%, 01/15/2047	498,000	517,372
4.550%, 04/01/2046	1,080,000	1,149,601
General Dynamics Corp.
2.625%, 11/15/2027	1,010,000	976,974
General Electric Company
5.875%, 01/14/2038	419,000	548,041
John Deere Capital Corp.
2.150%, 09/08/2022	876,000	867,580
2.800%, 09/08/2027	1,095,000	1,076,054
Mexico City Airport Trust
3.875%, 04/30/2028 (E)	710,000	707,515
5.500%, 07/31/2047 (E)	600,000	607,440
Northrop Grumman Corp.
3.200%, 02/01/2027	1,565,000	1,574,070
3.250%, 08/01/2023	1,387,000	1,429,043
3.850%, 04/15/2045	458,000	445,591

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP
2.700%, 03/14/2023 (E)	$1,136,000	$1,126,006
3.375%, 02/01/2022 (E)	850,000	872,526
3.400%, 11/15/2026 (E)	1,360,000	1,342,867
Valmont Industries, Inc.
5.250%, 10/01/2054	674,000	659,980
Wabtec Corp.
3.450%, 11/15/2026	1,055,000	1,037,008
		19,983,541
Information technology – 3.0%
Analog Devices, Inc.
2.500%, 12/05/2021	965,000	966,747
3.125%, 12/05/2023	1,035,000	1,049,518
3.500%, 12/05/2026	785,000	792,429
Apple, Inc.
1.800%, 05/11/2020	2,065,000	2,065,572
2.300%, 05/11/2022	4,350,000	4,365,815
2.850%, 05/11/2024	1,935,000	1,957,719
3.000%, 02/09/2024	1,715,000	1,756,774
3.200%, 05/11/2027	1,280,000	1,302,623
3.350%, 02/09/2027	1,275,000	1,312,148
4.250%, 02/09/2047	90,000	96,744
4.375%, 05/13/2045	435,000	474,190
Cisco Systems, Inc.
1.400%, 09/20/2019	2,660,000	2,646,339
1.850%, 09/20/2021	1,630,000	1,612,892
Fidelity National Information
Services, Inc.
2.250%, 08/15/2021	780,000	774,563
2.850%, 10/15/2018	1,330,000	1,345,493
3.625%, 10/15/2020	611,000	636,124
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	460,000	486,450
6.350%, 10/15/2045	1,180,000	1,250,061
Microsoft Corp.
2.000%, 08/08/2023	1,160,000	1,136,072
2.400%, 02/06/2022	1,730,000	1,750,406
2.875%, 02/06/2024	1,500,000	1,534,387
3.450%, 08/08/2036	455,000	458,062
3.700%, 08/08/2046	980,000	987,732
4.100%, 02/06/2037	890,000	971,293
4.500%, 02/06/2057	215,000	242,674
Nokia OYJ
3.375%, 06/12/2022	1,995,000	2,012,456
4.375%, 06/12/2027	275,000	282,906
VMware, Inc.
2.300%, 08/21/2020	1,520,000	1,524,161
2.950%, 08/21/2022	1,260,000	1,264,231
3.900%, 08/21/2027	760,000	767,946
		37,824,527
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	640,000	762,795
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	440,000	519,999
CF Industries, Inc.
3.400%, 12/01/2021 (E)	930,000	947,826
4.500%, 12/01/2026 (E)	725,000	758,266
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (E)	765,000	762,804
4.500%, 08/01/2047 (A)(E)	545,000	553,235
International Paper Company
5.150%, 05/15/2046	1,075,000	1,202,732
The Sherwin-Williams Company
2.750%, 06/01/2022	1,145,000	1,152,490
3.450%, 06/01/2027	444,000	445,879
Vale Overseas, Ltd.
6.250%, 08/10/2026	750,000	853,125
Vulcan Materials Company
4.500%, 06/15/2047	515,000	522,137
		8,481,288
Real estate – 1.0%
DDR Corp.
3.375%, 05/15/2023	1,179,000	1,162,856
4.625%, 07/15/2022	1,293,000	1,369,987
Digital Realty Trust LP
2.750%, 02/01/2023	354,000	352,319
3.700%, 08/15/2027	760,000	767,439
Mid-America Apartments LP
3.600%, 06/01/2027	725,000	727,766
3.750%, 06/15/2024	1,139,000	1,173,912
4.000%, 11/15/2025	595,000	618,099
4.300%, 10/15/2023	497,000	526,825
Public Storage
2.370%, 09/15/2022	1,267,000	1,262,699
3.094%, 09/15/2027	1,006,000	1,002,395
Regency Centers LP
3.600%, 02/01/2027	470,000	469,132
Tanger Properties LP
3.750%, 12/01/2024	562,000	563,265
3.875%, 12/01/2023	614,000	624,675
Washington Prime Group LP
5.950%, 08/15/2024	445,000	453,881
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,280,000	1,294,472
		12,369,722
Telecommunication services – 1.5%
AT&T, Inc.
3.400%, 05/15/2025	3,497,000	3,441,048
3.900%, 08/14/2027	1,417,000	1,418,600
3.950%, 01/15/2025	540,000	554,462
4.450%, 04/01/2024	1,253,000	1,331,895
4.900%, 08/14/2037	945,000	956,137
5.150%, 02/14/2050	507,000	510,880
5.250%, 03/01/2037	1,415,000	1,483,254
5.300%, 08/14/2058	554,000	558,261
5.450%, 03/01/2047	1,125,000	1,189,389
Telefonica Emisiones SAU
5.213%, 03/08/2047	690,000	758,934
Verizon Communications, Inc.
2.946%, 03/15/2022	900,000	915,033
4.125%, 03/16/2027 to 08/15/2046	3,105,000	2,941,184
4.272%, 01/15/2036	1,003,000	984,898
4.400%, 11/01/2034	1,875,000	1,885,633
5.012%, 08/21/2054	447,000	448,030
		19,377,638
Utilities – 1.8%
Alabama Power Company
2.450%, 03/30/2022	1,100,000	1,100,235
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,512,000	1,512,083
Appalachian Power Company
3.300%, 06/01/2027	715,000	721,757
Baltimore Gas & Electric Company
3.750%, 08/15/2047	880,000	875,614
Commonwealth Edison Company
2.950%, 08/15/2027	1,015,000	1,009,907

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Commonwealth
Edison Company (continued)
3.750%, 08/15/2047	$295,000	$295,881
Dominion Energy, Inc.
1.600%, 08/15/2019	880,000	874,231
2.000%, 08/15/2021	660,000	648,909
Duke Energy Carolinas LLC
2.500%, 03/15/2023	745,000	749,467
3.875%, 03/15/2046	480,000	492,374
Duke Energy Corp.
1.800%, 09/01/2021	1,005,000	984,462
3.150%, 08/15/2027	222,000	219,982
Duke Energy Florida LLC
3.400%, 10/01/2046	450,000	423,854
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,290,000	1,280,524
Electricite de France SA
6.000%, 01/22/2114 (E)	595,000	663,099
Georgia Power Company
4.300%, 03/15/2042	230,000	241,317
Indiana Michigan Power Company
4.550%, 03/15/2046	480,000	532,992
IPALCO Enterprises, Inc.
3.700%, 09/01/2024 (E)	780,000	781,595
Nisource Finance Corp.
3.950%, 03/30/2048	262,000	258,053
Northern States Power Company
3.600%, 09/15/2047	1,097,000	1,081,411
Oklahoma Gas & Electric Company
4.150%, 04/01/2047	950,000	1,005,331
PECO Energy Company
3.150%, 10/15/2025	1,175,000	1,192,672
PPL Electric Utilities Corp.
4.150%, 10/01/2045	775,000	825,593
Sierra Pacific Power Company
2.600%, 05/01/2026	1,015,000	981,554
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	670,000	655,145
Southwestern Electric Power Company
3.900%, 04/01/2045	314,000	314,806
Southwestern Public Service Company
3.700%, 08/15/2047	666,000	662,081
SP PowerAssets, Ltd.
3.000%, 09/26/2027 (E)	541,000	538,295
The Southern Company
4.400%, 07/01/2046	640,000	665,812
Virginia Electric & Power Company
2.950%, 11/15/2026	640,000	635,761
		22,224,797
TOTAL CORPORATE BONDS
(Cost $299,237,818)		$304,428,241

MUNICIPAL BONDS – 0.7%
County of Clark (Nevada)
6.820%, 07/01/2045	1,055,000	1,543,929
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,125,000	1,714,489
North Texas Tollway Authority
6.718%, 01/01/2049	1,061,000	1,574,227
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	1,501,000	1,679,949
State of California
7.600%, 11/01/2040	795,000	1,243,976
The Ohio State University
4.800%, 06/01/2111	464,000	505,208
TOTAL MUNICIPAL BONDS
(Cost $7,547,076)		$8,261,778

COLLATERALIZED MORTGAGE
OBLIGATIONS – 6.6%
Commercial and residential – 4.5%
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	363,326	358,054
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,138,000	1,124,438
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	508,000	521,638
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (B)(E)	1,033,000	1,095,029
Series 2016-C3, Class A1,
1.793%, 01/10/2048	601,847	599,626
Series 2016-C4, Class A4,
3.283%, 05/10/2058	675,000	680,830
Series 2016-C7, Class A2,
3.585%, 12/10/2054	672,000	690,798
Series 2016-C7, Class A3,
3.839%, 12/10/2054	502,000	525,616
Series 2017-C8, Class A1,
1.965%, 06/15/2050	402,716	401,241
Series 2017-C8, Class A4,
3.572%, 06/15/2050	655,000	674,157
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	529,000	540,748
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2,
1.987%, 04/10/2046	1,088,837	1,089,938
Series 2013-GC11, Class A4,
3.093%, 04/10/2046	403,000	411,558
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	448,000	453,304
Series 2014-GC25, Class A4,
3.635%, 10/10/2047	1,156,000	1,204,320
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	589,000	596,421
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	537,000	543,411
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	211,788	211,679
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	591,652
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	165,947	165,705
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	32,968	32,916
Series 2013-CR12, Class A3,
3.765%, 10/10/2046	175,000	184,602
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	172,000	184,094
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	1,578,265	1,579,360
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	1,431,000	1,503,736

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche
Bank AG) (continued)
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	$379,000	$395,610
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	948,000	986,575
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	928,000	970,474
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	505,000	507,590
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG/Jefferies
& Company)
Series 2017-COR2, Class A3
3.510%, 09/10/2050	800,000	819,928
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2010-C1, Class A2
3.830%, 07/10/2046 (E)	139,232	139,863
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	373,673
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	180,000	190,674
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	678,000	707,470
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,728,000	1,809,543
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	271,940
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	298,000	302,856
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	213,999	217,397
Series 2013-GC14, Class AAB,
3.817%, 08/10/2046	1,611,000	1,692,376
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	408,498	412,780
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	447,000	469,870
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	508,000	498,834
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	762,000	764,145
Series 2017-GS7, Class A4,
3.430%, 08/10/2050	1,230,000	1,254,987
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (E)	2,898,101	3,192,344
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	684,146	690,447
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,293,000	1,360,832
Series 2014-C23, Class A4,
3.670%, 09/15/2047	567,000	591,832
Series 2015-C28, Class A2,
2.773%, 10/15/2048	470,000	476,391
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,646,000	2,633,830
Series 2015-C28, Class A4,
3.227%, 10/15/2048	373,000	378,444
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (B)	682,000	718,758
Series 2015-C30, Class ASB,
3.559%, 07/15/2048	678,000	708,553
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,184,000	1,220,942
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	1,441,000	1,503,232
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	563,000	578,079
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class ASB
3.491%, 03/15/2050	202,000	210,031
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-C2, Class A2,
3.616%, 11/15/2043 (E)	57,867	58,829
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (E)	274,462	275,671
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (E)	1,806,000	1,871,093
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (E)	2,218,299	2,244,235
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	764,000	792,368
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	123,009	122,944
Series 2013-C13, Class A2,
2.665%, 01/15/2046	1,579,540	1,590,475
Series 2014-C20, Class A2,
2.872%, 07/15/2047	450,000	455,824
Series 2014-C20, Class A5,
3.805%, 07/15/2047	55,000	57,861
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	605,000	637,846
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	448,656	442,830
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	688,000	685,809
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6, Class A2,
1.868%, 11/15/2045	2,142	2,140
Series 2013-C10, Class A2,
2.964%, 07/15/2046	232,729	233,677
Series 2013-C9, Class A2,
1.970%, 05/15/2046	75,376	75,414
Series 2015-C27, Class A4,
3.753%, 12/15/2047	896,000	938,099

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	$1,047,760	$1,034,477
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	579,000	573,194
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	624,393	616,996
UBS-Barclays Commercial
Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	32,564	32,548
Series 2012-C4, Class A2,
1.712%, 12/10/2045	78,242	78,233
		55,835,734
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED,
3.500%, 10/15/2028	225,085	226,071
Series 3838, Class QE,
3.500%, 01/15/2029	422,063	425,023
Series 4425, Class A,
4.000%, 09/15/2040	1,040,309	1,095,972
Series 4529, Class HC,
3.000%, 10/15/2039	500,886	509,265
Series 4604, Class AB,
3.000%, 08/15/2046	1,207,229	1,232,361
Series 4640, Class LD,
4.000%, 09/15/2043	4,021,509	4,241,677
Series 4700, Class QJ,
4.000%, 07/15/2044	3,039,749	3,209,006
Series 4705, Class A,
4.500%, 09/15/2042	2,021,555	2,165,014
Federal National Mortgage Association
Series 2007-108, Class AN,
8.068%, 11/25/2037 (B)	276,651	320,168
Series 2011-43, Class AN,
3.500%, 12/25/2028	420,206	421,651
Series 2013-30, Class CA,
1.500%, 04/25/2043	604,383	558,575
Series 2014-40, Class EP,
3.500%, 10/25/2042	903,507	939,705
Series 2015-M3, Class FA (1 Month
LIBOR + 0.220%),
1.457%, 06/25/2018 (B)	325,514	325,523
Series 2016-59, Class CA,
3.500%, 09/25/2043	4,194,596	4,383,062
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,574,459	1,597,448
Series 2017-33, Class LB,
3.000%, 05/25/2039	1,950,742	1,989,210
Series 2017-M4, Class A2,
2.684%, 12/25/2026 (B)	1,017,000	995,583
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (B)	899,000	906,149
		25,541,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $82,029,061)		$81,377,197

ASSET BACKED SECURITIES – 12.6%
Ally Master Owner Trust
Series 2017-1, Class A (1 Month
LIBOR + 0.400%)
1.634%, 02/15/2021 (B)	755,000	756,406
Avis Budget Rental Car Funding
AESOP LLC
Series 2017-1A, Class A
3.070%, 09/20/2023 (E)	1,799,000	1,812,826
Bank of The West Auto Trust
Series 2014-1, Class A3
1.090%, 03/15/2019 (E)	11,589	11,587
Barclays Dryrock Issuance Trust
Series 2017-2, Class A (1 Month
LIBOR + 0.300%)
1.534%, 05/15/2023 (B)	1,251,000	1,252,758
California Republic Auto
Receivables Trust
Series 2016-1, Class A4
2.240%, 10/15/2021	955,000	959,544
Series 2017-1, Class A3
1.900%, 03/15/2021	1,095,000	1,093,870
Series 2017-1, Class A4
2.280%, 06/15/2022	502,000	503,599
Capital Auto Receivables Asset Trust
Series 2015-4, Class A2
1.620%, 03/20/2019	522,541	522,697
Series 2015-4, Class A4
2.010%, 07/20/2020	879,000	881,072
Series 2016-2, Class A2A
1.320%, 01/22/2019	85,821	85,799
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	766,489
Series 2016-3, Class A2A
1.360%, 04/22/2019	268,881	268,792
Series 2016-3, Class A4
1.690%, 03/20/2021	601,000	599,212
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1
1.390%, 01/15/2021	153,000	152,970
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 Month
LIBOR + 1.650%)
2.887%, 11/26/2046 (B)(E)	883,645	883,645
Enterprise Fleet Financing LLC
Series 2017-2, Class A3
2.220%, 01/20/2023 (E)	1,380,000	1,379,452
Flagship Credit Auto Trust
Series 2016-3, Class A2
2.050%, 11/15/2020 (E)	820,000	820,923
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (E)	3,517,000	3,518,648
Series 2015-3A, Class A
2.670%, 09/25/2021 (E)	2,311,000	2,291,013
Hertz Vehicle Financing LLC
Series 2016-2A, Class A
2.950%, 03/25/2022 (E)	1,182,000	1,178,284
Series 2016-3A, Class A
2.270%, 07/25/2020 (E)	1,647,000	1,639,027
Series 2016-3A, Class B
3.110%, 07/25/2020 (E)	514,000	509,755
Series 2016-4A, Class A
2.650%, 07/25/2022 (E)	1,568,000	1,543,535
Series 2017-2A, Class A
3.290%, 10/25/2023 (E)	2,194,000	2,192,829
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 Month
LIBOR + 1.600%)
2.834%, 10/15/2031 (B)(E)	1,490,000	1,519,110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education
Loan Trust (continued)
Series 2014-CTA, Class A (1 Month
LIBOR + 0.700%)
1.934%, 09/16/2024 (B)(E)	$837,045	$837,342
Series 2015-AA, Class A2B (1 Month
LIBOR + 1.200%)
2.434%, 12/15/2028 (B)(E)	499,020	506,288
Series 2015-CA, Class B
3.250%, 05/15/2040 (E)	1,012,000	1,022,907
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (E)	3,104,000	3,210,037
Series 2016-AA, Class A2B (1 Month
LIBOR + 2.150%)
3.384%, 12/15/2045 (B)(E)	913,000	949,421
Navient Student Loan Trust
Series 2014-1, Class A3 (1 Month
LIBOR + 0.510%)
1.744%, 06/25/2031 (B)	944,000	940,324
Series 2016-1A, Class A (1 Month
LIBOR + 0.700%)
1.937%, 02/25/2070 (B)(E)	4,406,157	4,368,797
Series 2016-5A, Class A (1 Month
LIBOR + 1.250%)
2.487%, 06/25/2065 (B)(E)	707,168	721,298
Series 2016-7A, Class A (1 Month
LIBOR + 1.150%)
2.387%, 03/25/2066 (B)(E)	1,468,649	1,486,367
Series 2017-1A, Class A3 (1 Month
LIBOR + 1.150%)
2.387%, 07/26/2066 (B)(E)	5,087,000	5,190,267
Series 2017-2A, Class A (1 Month
LIBOR + 1.050%)
2.284%, 12/27/2066 (B)(E)	3,537,511	3,585,841
Series 2017-3A, Class A3 (1 Month
LIBOR + 1.050%)
2.287%, 07/26/2066 (B)(E)	2,576,000	2,608,689
Series 2017-4A, Class A3 (1 Month
LIBOR + 1.000%)
2.237%, 09/27/2066 (B)(E)	3,738,000	3,772,312
Series 2017-5A, Class A (1 Month
LIBOR + 0.800%)
2.048%, 07/26/2066 (B)(E)	4,902,000	4,896,313
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 Month
LIBOR + 0.180%)
1.494%, 10/27/2036 (B)	1,907,888	1,869,435
Series 2004-4, Class A5 (3 Month
LIBOR + 0.160%)
1.474%, 01/25/2037 (B)	1,106,425	1,094,589
Series 2005-1, Class A5 (3 Month
LIBOR + 0.110%)
1.424%, 10/25/2033 (B)	4,373,479	4,288,768
Series 2005-2, Class A5 (3 Month
LIBOR + 0.100%)
1.423%, 03/23/2037 (B)	1,232,337	1,203,766
Series 2005-3, Class A5 (3 Month
LIBOR + 0.120%)
1.407%, 12/24/2035 (B)	3,047,888	2,998,400
Series 2005-4, Class A4 (3 Month
LIBOR + 0.180%)
1.467%, 03/22/2032 (B)	859,000	828,636
Series 2006-2, Class A6 (3 Month
LIBOR + 0.120%)
1.434%, 04/25/2031 (B)	2,969,000	2,967,388
Series 2010-4A, Class A (1 Month
LIBOR + 0.800%)
2.034%, 04/25/2046 (B)(E)	364,413	368,417
Series 2016-1A, Class A (1 Month
LIBOR + 0.800%)
2.037%, 09/25/2065 (B)(E)	1,592,314	1,614,749
Series 2017-2A, Class A (1 Month
LIBOR + 0.770%)
2.007%, 09/25/2065 (B)(E)	2,454,921	2,464,291
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3
1.870%, 06/15/2021	1,070,000	1,068,431
SLM Private Education Loan Trust
Series 2012-D, Class A2
2.950%, 02/15/2046 (E)	276,393	276,848
Series 2013-C, Class A2A
2.940%, 10/15/2031 (E)	973,825	983,424
SLM Student Loan Trust
Series 2003-1, Class ASC (3 Month
LIBOR + 0.750%)
2.070%, 12/15/2032 (B)(E)	1,027,442	1,018,570
Series 2004-10, Class A7A (3 Month
LIBOR + 0.750%)
2.064%, 10/25/2029 (B)(E)	2,394,000	2,394,004
Series 2005-6, Class A5B (3 Month
LIBOR + 1.200%)
2.514%, 07/27/2026 (B)	234,233	235,150
Series 2006-3, Class A5 (3 Month
LIBOR + 0.100%)
1.414%, 01/25/2021 (B)	2,139,000	2,115,067
Series 2007-2, Class A4 (3 Month
LIBOR + 0.060%)
1.374%, 07/25/2022 (B)	3,133,000	3,041,926
Series 2007-2, Class B (3 Month
LIBOR + 0.170%)
1.484%, 07/25/2025 (B)	1,485,000	1,251,901
Series 2010-1, Class A (1 Month
LIBOR + 0.400%)
1.637%, 03/25/2025 (B)	1,381,740	1,366,403
Series 2012-1, Class A3 (1 Month
LIBOR + 0.950%)
2.184%, 09/25/2028 (B)	3,288,071	3,314,402
Series 2012-2, Class A (1 Month
LIBOR + 0.700%)
1.937%, 01/25/2029 (B)	1,471,574	1,474,596
Series 2012-6, Class A3 (1 Month
LIBOR + 0.750%)
1.987%, 05/26/2026 (B)	1,843,517	1,832,143
Series 2012-6, Class B (1 Month
LIBOR + 1.000%)
2.237%, 04/27/2043 (B)	776,000	708,388
Series 2013-1, Class B (1 Month
LIBOR + 1.800%)
3.037%, 11/25/2070 (B)	336,000	337,278
Series 2014-2, Class A3 (1 Month
LIBOR + 0.590%)
1.827%, 03/25/2055 (B)	1,114,000	1,116,869
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (E)	593,000	594,916
Series 2015-A, Class A2B (1 Month
LIBOR + 1.000%)
2.234%, 06/15/2027 (B)(E)	2,549,000	2,573,783
Series 2015-B, Class A2A
2.980%, 07/15/2027 (E)	754,000	768,255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2015-B, Class A2B (1 Month
LIBOR + 1.200%)
2.434%, 07/15/2027 (B)(E)	$2,422,000	$2,475,848
Series 2015-C, Class A2A
2.750%, 07/15/2027 (E)	1,112,052	1,123,396
Series 2015-C, Class A2B (1 Month
LIBOR + 1.400%)
2.634%, 07/15/2027 (B)(E)	927,033	947,004
Series 2016-A, Class A2A
2.700%, 05/15/2031 (E)	3,092,000	3,100,087
Series 2016-A, Class A2B (1 Month
LIBOR + 1.500%)
2.734%, 05/15/2031 (B)(E)	2,361,000	2,428,662
Series 2016-B, Class A2A
2.430%, 02/17/2032 (E)	364,000	361,029
Series 2016-B, Class A2B (1 Month
LIBOR + 1.450%)
2.684%, 02/17/2032 (B)(E)	3,521,000	3,639,839
Series 2016-C, Class A2A
2.340%, 09/15/2034 (E)	2,576,000	2,541,203
Series 2016-C, Class A2B (1 Month
LIBOR + 1.100%)
2.334%, 09/15/2034 (B)(E)	2,520,000	2,563,810
Series 2017-A, Class A2A
2.880%, 09/15/2034 (E)	2,261,000	2,279,593
Series 2017-A, Class A2B (1 Month
LIBOR + 0.900%)
2.134%, 09/15/2034 (B)(E)	5,158,000	5,203,236
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (E)	1,603,768	1,618,349
Series 2016-D, Class A1 (1 Month
LIBOR + 0.950%)
2.187%, 01/25/2039 (B)(E)	348,626	352,065
Series 2016-E, Class A1 (1 Month
LIBOR + 0.850%)
2.087%, 07/25/2039 (B)(E)	918,201	925,913
Series 2017-A, Class A1 (1 Month
LIBOR + 0.700%)
1.937%, 03/26/2040 (B)(E)	815,627	820,145
Series 2017-A, Class A2B
2.400%, 03/26/2040 (E)	821,000	813,852
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (E)	1,385,000	1,390,299
Series 2017-C, Class A2B
2.630%, 07/25/2040 (E)	1,350,000	1,347,224
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (E)	2,283,000	2,271,685
Synchrony Credit Card Master
Note Trust
Series 2014-1, Class A
1.610%, 11/15/2020	905,000	905,227
Series 2015-1, Class A
2.370%, 03/15/2023	699,000	704,798
Series 2015-4, Class A
2.380%, 09/15/2023	1,185,000	1,194,215
Series 2016-2, Class A
2.210%, 05/15/2024	1,029,000	1,028,069
Series 2016-3, Class A
1.580%, 09/15/2022	459,000	456,294
Series 2017-1, Class A
1.930%, 06/15/2023	1,386,000	1,380,833
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A3
1.710%, 04/15/2021 (E)	556,000	554,498
Series 2016-1A, Class A4
2.030%, 02/15/2022 (E)	414,000	411,317
Series 2016-PT1A, Class A
1.930%, 06/15/2022 (E)	264,504	264,409
World Financial Network Credit Card
Master Trust
Series 2014-C, Class A
1.540%, 08/16/2021	257,000	257,018
Series 2015-B, Class A
2.550%, 06/17/2024	105,000	106,202
Series 2016-A, Class A
2.030%, 04/15/2025	2,911,000	2,876,701
Series 2016-C, Class A
1.720%, 08/15/2023	1,112,000	1,104,926
Series 2017-A, Class A
2.120%, 03/15/2024	1,689,000	1,689,348
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	494,000	494,195
TOTAL ASSET BACKED SECURITIES
(Cost $156,313,171)		$157,042,127

SECURITIES LENDING COLLATERAL – 4.2%
John Hancock Collateral Trust,
1.2098% (F)(G)	5,166,672	51,697,719
TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,698,080)		$51,697,719

SHORT-TERM INVESTMENTS – 6.4%
Money market funds – 6.4%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9244% (F)	79,345,766	79,345,766
TOTAL SHORT-TERM INVESTMENTS (Cost $79,345,766)		$79,345,766
Total Investments (Core Bond Trust)
(Cost $1,460,146,471) – 117.7%		$1,460,479,256
Other assets and liabilities, net – (17.7%)		(219,737,360)
TOTAL NET ASSETS – 100.0%		$1,240,741,896

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $50,657,880.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $170,895,142 or 13.8% of the fund’s net assets as of 9-30-17.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Core Strategy Trust

	Shares or Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.8%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	138,612,896	$2,647,506,315
Fixed Income - 29.2%
Bond, Series NAV (JHAM) (B)(C)	79,991,195	1,091,879,807
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,411,088,084)		$3,739,386,122

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (D)	6	2
Consumer Staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (D)	28,480	684
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (D)(E)	3,621	0
Diversified financial services - 0.0%
SRH NV (D)(E)	1,920	0
Health Care - 0.0%
Health care equipment and supplies - 0.0%
MedCath Corp. (D)(E)	500	250
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (D)(E)	16,061	63
Materials - 0.0%
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (D)(E)	7,800	0
Timminco, Ltd. (D)	300	0
TOTAL COMMON STOCKS
(Cost $99,056)		$999
Total Investments (Core Strategy Trust)
(Cost $3,411,187,140) - 100.0%		$3,739,387,121
Other assets and liabilities, net - (0.0%)		(9,744)
TOTAL NET ASSETS - 100.0%		$3,739,377,377

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing security.
(E)	Security is valued using significant unobservable inputs.

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Brazil - 6.5%
Aliansce Shopping Centers SA (A)	16,950	$99,169
B2W Cia Digital (A)	11,856	79,136
B3 SA - Brasil Bolsa Balcao	55,274	417,982
Banco Alfa de Investimento SA	35,100	53,307
Banco do Brasil SA	282,083	3,108,377
Banco Santander Brasil SA	93,277	814,037
Brasil Brokers Participacoes SA (A)	34,340	13,445
BrasilAgro - Co Brasileira de
Propriedades Agricolas	6,700	28,030
Cia Siderurgica Nacional SA (A)	120,059	364,292
Construtora Tenda SA (A)	3,156	16,362
Cosan SA Industria e Comercio	44,279	506,102
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	89,323	389,201
Direcional Engenharia SA (A)	46,600	85,927
Duratex SA	139,631	417,506
Embraer SA	244,278	1,379,832
Estacio Participacoes SA	46,504	455,033
Eternit SA (A)	22,300	8,027
Even Construtora e Incorporadora
SA (A)	26,200	45,912
Ez Tec Empreendimentos e
Participacoes SA	33,726	239,596
Fibria Celulose SA	55,198	746,802
Fibria Celulose SA, ADR	40,591	549,602
GAEC Educacao SA	7,300	53,243
Gafisa SA (A)	2,073	8,980
Gafisa SA, ADR	1,578	13,587
Gerdau SA	50,229	174,929
Gerdau SA, ADR	272,895	936,030
Guararapes Confeccoes SA	4,400	208,389
Helbor Empreendimentos SA (A)	66,582	52,136
International Meal Company
Alimentacao SA (A)	57,700	194,207
Iochpe Maxion SA	64,583	438,214
JBS SA	436,161	1,170,569
JHSF Participacoes SA (A)	56,500	41,744
Kepler Weber SA (A)	12,700	91,025
Kroton Educacional SA	307,847	1,948,860
Magnesita Refratarios SA	22,850	292,916
Marcopolo SA	14,300	15,713
Mills Estruturas e Servicos de
Engenharia SA (A)	32,877	48,166
MRV Engenharia e Participacoes SA	194,665	845,742
Paranapanema SA (A)	74,950	36,917
Petro Rio SA (A)	2,000	29,307
Petroleo Brasileiro SA (A)	882,849	4,407,067
Petroleo Brasileiro SA, ADR (A)	183,294	1,840,272
Petroleo Brasileiro SA, ADR (A)	239,046	2,309,184
Porto Seguro SA	4,710	56,021
Profarma Distribuidora de Produtos
Farmaceuticos SA (A)	9,300	25,811
QGEP Participacoes SA	34,760	86,375
Restoque Comercio e Confeccoes de
Roupas SA (A)	2,600	33,330
Santos Brasil Participacoes SA (A)	83,700	92,232
Sao Carlos Empreendimentos e
Participacoes SA	7,005	90,107
Sao Martinho SA	3,600	20,221
SLC Agricola SA	14,118	110,104
Springs Global Participacoes SA (A)	9,300	38,173
Sul America SA	24,700	139,521
Technos SA	8,400	12,121
Tecnisa SA (A)	42,889	30,875
Tupy SA	26,051	146,412
Usinas Siderurgicas de Minas Gerais
SA (A)	44,238	140,376
Vale SA	1,547,583	15,572,824

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Via Varejo SA (A)	90,840	$662,840
		42,232,217
Chile - 1.4%
Besalco SA	54,208	55,091
CAP SA	34,732	362,523
Cementos BIO BIO SA	16,447	20,239
Cencosud SA	430,019	1,316,346
Cristalerias de Chile SA	29,077	307,887
Empresa Nacional de
Telecomunicaciones SA	8,209	85,082
Empresas AquaChile SA (A)	21,920	11,161
Empresas CMPC SA	290,203	761,839
Empresas COPEC SA	125,206	1,631,906
Empresas Hites SA	46,731	50,407
Empresas La Polar SA (A)	412,426	47,785
Enel Americas SA, ADR	99,798	1,019,936
Enel Chile SA	97,949	587,694
Grupo Security SA	130,144	54,892
Inversiones Aguas Metropolitanas SA	64,488	114,787
Itau CorpBanca	30,270,046	285,113
Latam Airlines Group SA	64,257	844,661
Latam Airlines Group SA, ADR	3,614	47,886
Masisa SA (A)	1,264,197	94,764
PAZ Corp. SA	68,444	89,887
Ripley Corp. SA	495,354	472,016
Salfacorp SA	146,034	209,967
Sigdo Koppers SA	26,143	52,227
Sociedad Matriz SAAM SA	1,791,903	190,487
Socovesa SA	234,318	131,899
Vina Concha y Toro SA	54,037	90,318
		8,936,800
China - 13.7%
361 Degrees International, Ltd.	64,000	28,161
Agile Group Holdings, Ltd.	551,000	808,611
Agricultural Bank of China, Ltd.,
H Shares	5,062,000	2,278,663
Air China, Ltd., H Shares	346,000	287,785
Angang Steel Company, Ltd., H Shares	198,000	175,528
Anhui Conch Cement Company, Ltd.,
H Shares	197,000	790,704
Anton Oilfield Services Group (A)(B)	282,000	27,975
Asia Cement China Holdings Corp.	171,000	60,559
Asia Plastic Recycling Holding, Ltd.	80,065	34,234
AVIC International Holdings, Ltd.,
H Shares	110,000	62,003
BAIC Motor Corp., Ltd., H
Shares (B)(C)	251,000	238,540
Bank of China, Ltd., H Shares	15,099,694	7,500,367
Bank of Chongqing Company, Ltd.,
H Shares	150,000	122,404
Bank of Communications
Company, Ltd., H Shares	1,058,876	777,237
Baoye Group Company, Ltd., H
Shares (A)	70,000	50,566
BBMG Corp., H Shares	362,000	184,439
Beijing Capital Land, Ltd., H Shares	174,000	97,371
Beijing North Star Company, H Shares	182,000	68,167
Boer Power Holdings, Ltd. (A)	130,000	34,202
Boyaa Interactive
International, Ltd. (A)(B)	73,000	29,257
Central China Real Estate, Ltd. (A)(B)	254,732	114,283
Changshouhua Food Company, Ltd.	30,000	14,348
Chaowei Power Holdings, Ltd. (B)	126,000	73,146
Chigo Holding, Ltd. (A)	1,328,000	16,477
China Aoyuan Property Group, Ltd.	345,000	193,464
China BlueChemical, Ltd., H Shares	420,000	137,178
China Cinda Asset Management
Company, Ltd., H Shares	1,472,000	544,674
China CITIC Bank Corp., Ltd., H Shares	1,457,775	930,430
China Coal Energy Company, Ltd.,
H Shares	354,000	167,876
China Communications
Construction Company, Ltd., H Shares	811,000	1,017,175
China Communications Services Corp.,
Ltd., H Shares	463,200	239,146
China Construction Bank Corp.,
H Shares	18,964,000	15,843,510
China Dongxiang Group Company	920,000	160,602
China Electronics Optics Valley Union
Holding Company, Ltd.	404,000	39,529
China Energy Engineering Corp., Ltd.,
H Shares	144,000	26,401
China Everbright Bank Company, Ltd.,
H Shares	575,000	266,296
China Evergrande Group (A)(B)	558,000	1,956,695
China Great Star International, Ltd. (A)	18,527	14,441
China Greenfresh Group Company Ltd.	120,000	20,766
China Harmony New Energy Auto
Holding, Ltd. (A)(B)	148,000	86,259
China Hongqiao Group, Ltd. (A)(D)	482,000	348,006
China Huarong Asset Management
Company, Ltd., H Shares (C)	745,000	333,594
China Huiyuan Juice Group, Ltd. (A)	212,500	65,731
China International Capital Corp., Ltd.,
H Shares (B)(C)	130,800	266,621
China International Marine Containers
Group Company, Ltd., H Shares	48,500	91,866
China Lesso Group Holdings, Ltd.	58,000	39,661
China Longevity Group
Company Ltd. (A)(D)	93,000	16,310
China Machinery Engineering Corp.,
H Shares	36,000	22,548
China Merchants Bank Company, Ltd.,
H Shares	156,144	552,914
China Minsheng Banking Corp., Ltd.,
H Shares	956,000	880,511
China National Building Material
Company, Ltd., H Shares (B)	942,000	655,689
China National Materials Company, Ltd.,
H Shares	397,000	224,481
China Oilfield Services, Ltd., H Shares	274,000	252,386
China Petroleum & Chemical
Corp., ADR	66,445	5,033,873
China Petroleum & Chemical Corp.,
H Shares	682,000	514,011
China Railway Construction Corp.,
H Shares	481,165	612,068
China Railway Group, Ltd., H Shares	688,000	571,662
China Reinsurance Group Corp.,
H Shares	697,000	154,793
China Sanjiang Fine Chemicals
Company, Ltd. (B)	53,000	17,935
China SCE Property Holdings, Ltd.	391,200	190,869
China Shenhua Energy Company, Ltd.,
H Shares	790,000	1,867,835
China Shineway Pharmaceutical
Group, Ltd.	36,000	32,121
China Silver Group, Ltd. (B)	114,000	34,246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Southern Airlines Company, Ltd.,
H Shares	174,000	$119,926
China Taifeng Beddings
Holdings, Ltd. (A)(D)	204,000	28,204
China XlX Fertiliser, Ltd.	53,000	17,488
China ZhengTong Auto Services
Holdings, Ltd.	216,000	235,374
China Zhongwang Holdings, Ltd. (B)	562,400	288,102
Chongqing Machinery & Electric
Company, Ltd., H Shares	398,000	50,036
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	757,000	481,909
Chu Kong Petroleum & Natural Gas
Steel Pipe Holdings, Ltd. (A)	111,000	12,083
CIFI Holdings Group Company, Ltd.	550,000	307,327
CITIC Securities Company, Ltd.,
H Shares	133,500	294,605
CNOOC, Ltd.	2,450,000	3,171,652
Coland Holdings, Ltd.	24,000	27,952
Comtec Solar Systems Group, Ltd. (A)	248,000	11,726
Coolpad Group, Ltd. (A)(D)	32,200	1,781
COSCO SHIPPING Energy
Transportation Company, Ltd.,
H Shares	324,000	180,460
Country Garden Holdings Company, Ltd.	1,173,000	1,872,478
CPMC Holdings, Ltd. (B)	56,000	33,039
CRCC High-Tech Equipment Corp., Ltd.,
H Shares	40,000	13,203
Dalian Port PDA Company, Ltd.,
H Shares	323,400	56,104
Daphne International Holdings, Ltd. (A)	172,000	14,196
Dongfeng Motor Group Company, Ltd.,
H Shares	472,000	626,345
Dongyue Group, Ltd.	241,000	150,362
Everbright Securities
Company, Ltd. (B)(C)	33,200	45,232
Evergreen International
Holdings, Ltd. (A)	122,000	13,570
Fantasia Holdings Group Company, Ltd.	670,500	95,524
Fosun International, Ltd.	493,460	1,043,317
Fufeng Group, Ltd. (A)	186,200	127,925
Future Land Development Holdings, Ltd.	154,000	75,676
Goldpac Group, Ltd.	37,000	12,129
GOME Retail Holdings, Ltd. (B)	2,644,000	298,710
Green Seal Holding, Ltd.	18,000	40,862
Greenland Hong Kong Holdings, Ltd.	245,625	93,520
Greentown China Holdings, Ltd. (B)	153,500	185,191
Guangshen Railway
Company, Ltd., ADR	15,922	464,286
Guangzhou R&F Properties
Company, Ltd., H Shares	328,400	762,640
Guodian Technology & Environment
Group Corp., Ltd., H Shares (A)	219,000	17,157
Guolian Securities Company, Ltd.,
H Shares	45,000	22,925
Haitong Securities Company, Ltd.,
H Shares	189,600	307,578
Harbin Bank Company, Ltd. (A)(C)	52,000	15,422
Harbin Electric Company, Ltd., H Shares	136,000	65,022
Hilong Holding, Ltd. (B)	319,000	48,945
Hiroca Holdings, Ltd.	16,000	60,263
HNA Infrastructure Company, Ltd.,
H Shares	47,000	44,603
Honworld Group, Ltd. (C)	43,000	20,614
Hua Hong Semiconductor, Ltd. (C)	64,000	86,943
Huaneng Renewables Corp., Ltd.,
H Shares	1,108,000	367,271
Huishang Bank Corp., Ltd., H Shares	110,000	54,216
Hydoo International Holding, Ltd. (A)	388,000	39,306
Industrial & Commercial Bank of
China, Ltd., H Shares	18,879,000	14,112,236
Inner Mongolia Yitai Coal Company,
H Shares	14,200	17,667
Jiangnan Group, Ltd. (B)	406,000	24,265
Jiangxi Copper Company, Ltd., H Shares	211,000	335,244
JinkoSolar Holding Company, Ltd.,
ADR (A)(B)	5,343	133,308
Kaisa Group Holdings, Ltd. (A)(B)	1,062,000	792,872
Kangda International Environmental
Company, Ltd. (A)(C)	122,000	26,448
KWG Property Holding, Ltd.	382,513	409,290
Legend Holdings Corp., H Shares (C)	43,400	108,429
Leoch International Technology, Ltd.	102,000	20,968
Lianhua Supermarket Holdings
Company, Ltd., H Shares (A)(B)	114,000	46,871
Logan Property Holdings
Company, Ltd. (B)	310,000	320,682
Longfor Properties Company, Ltd.	318,000	803,994
Lonking Holdings, Ltd.	521,000	221,068
Maoye International Holdings, Ltd. (B)	426,000	47,003
Metallurgical Corp. of China, Ltd.,
H Shares	170,000	56,144
Modern Land China Company Ltd.	70,400	14,905
NVC Lighting Holding, Ltd.	267,000	31,766
Ourgame International
Holdings, Ltd. (A)(B)	46,000	12,294
Parkson Retail Group, Ltd.	311,000	52,740
PetroChina Company, Ltd., H Shares	5,016,000	3,192,450
Powerlong Real Estate Holdings, Ltd.	384,000	196,043
PW Medtech Group, Ltd. (A)	96,000	20,491
Qingling Motors Company, Ltd.,
H Shares	278,000	90,939
Qinhuangdao Port Company, Ltd., H
Shares (A)(B)	118,000	40,461
Qunxing Paper Holdings
Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H
Shares (C)	16,000	19,901
Renhe Commercial Holdings
Company, Ltd. (A)(B)	4,426,000	102,254
Ronshine China Holdings, Ltd. (A)(B)	41,500	47,908
Sany Heavy Equipment International
Holdings Company, Ltd. (A)	307,000	55,955
Semiconductor Manufacturing
International Corp. (A)(B)	268,000	303,225
Semiconductor Manufacturing
International Corp., ADR (A)	96,334	535,617
Shandong Chenming Paper
Holdings, Ltd., H Shares	76,500	145,717
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	294,000	129,710
Shanghai Jin Jiang International Hotels
Group Company, Ltd., H Shares	254,000	95,195
Shanghai Prime Machinery
Company, Ltd., H Shares	306,000	64,808
Shengli Oil & Gas Pipe
Holdings, Ltd. (A)	268,500	14,824
Shenguan Holdings Group, Ltd. (A)	90,000	4,799
Shui On Land, Ltd.	974,961	251,359

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Shunfeng International Clean
Energy, Ltd. (A)(B)	424,000	$23,469
Sino-Ocean Group Holding, Ltd.	725,473	485,638
Sinopec Engineering Group
Company, Ltd., H Shares	117,500	103,832
Sinotrans, Ltd., H Shares	610,000	310,694
Sinotruk Hong Kong, Ltd.	221,500	308,142
SOHO China, Ltd. (A)	365,500	209,761
Springland International Holdings, Ltd.	40,000	7,130
Sunac China Holdings, Ltd.	195,000	895,546
Tenwow International Holdings, Ltd.	69,000	17,457
The People’s Insurance Company Group
of China, Ltd., H Shares	966,000	433,514
Tiangong International Company, Ltd.	320,000	36,480
Trigiant Group, Ltd. (B)	154,000	21,760
V1 Group, Ltd. (A)(B)	217,400	7,546
Weichai Power Company, Ltd., H
Shares (B)	380,000	419,104
Weiqiao Textile Company, H Shares	150,000	80,019
Welling Holding, Ltd.	54,000	9,818
West China Cement, Ltd. (A)	876,000	142,936
Wuzhou International Holdings, Ltd. (A)	272,000	32,330
Xiamen International Port
Company, Ltd., H Shares	410,000	77,796
Xinchen China Power Holdings, Ltd. (A)	132,000	18,673
Xingda International Holdings, Ltd.	291,505	109,851
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	48,000	39,418
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (A)	243,000	33,450
Yanzhou Coal Mining Company, Ltd.,
H Shares	314,000	310,447
Youyuan International Holdings, Ltd. (A)	122,000	56,367
Yuanda China Holdings, Ltd. (A)	830,000	14,936
Yuanshengtai Dairy Farm Ltd. (A)	482,000	24,122
Yuzhou Properties Company, Ltd. (B)	325,080	175,933
Zhejiang Glass Company, Ltd., H
Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H
Shares (B)	269,200	119,146
		88,127,564
Colombia - 0.5%
Almacenes Exito SA	69,441	365,577
Ecopetrol SA	1,753,894	836,150
Grupo Argos SA	125,619	903,446
Grupo de Inversiones Suramericana SA	69,791	971,546
Grupo Nutresa SA	3,271	29,896
		3,106,615
Czech Republic - 0.3%
CEZ AS	58,364	1,172,345
UNIPETROL AS	36,639	566,648
		1,738,993
Greece - 0.0%
Bank of Greece	1,882	30,092
Ellaktor SA (A)	80,249	149,316
GEK Terna Holding Real Estate
Construction SA (A)	11,955	54,686
Intracom Holdings SA (A)	6,841	4,496
Marfin Investment Group Holdings
SA (A)	245,261	27,670
		266,260
Hong Kong - 3.7%
Ajisen China Holdings, Ltd.	123,000	55,972
AMVIG Holdings, Ltd.	104,000	29,554
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	81,223
Asian Citrus Holdings, Ltd. (A)(D)	249,000	19,125
Beijing Enterprises Environment
Group, Ltd. (A)	72,000	11,178
Beijing Enterprises Holdings, Ltd.	95,500	514,393
Beijing Properties Holdings, Ltd. (A)	366,000	15,714
C C Land Holdings, Ltd. (A)	585,126	132,236
Carrianna Group Holdings
Company, Ltd.	182,675	21,580
CECEP COSTIN New Materials
Group, Ltd. (A)(D)	348,000	26,729
Century Sunshine Group
Holdings, Ltd. (A)	165,000	5,192
CGN New Energy Holdings
Company, Ltd.	236,000	32,410
China Aerospace International
Holdings, Ltd.	759,200	100,369
China Agri-Industries Holdings, Ltd.	607,300	283,389
China Everbright, Ltd.	36,000	83,137
China Fiber Optic Network System
Group, Ltd. (A)(D)	150,800	13,513
China Foods, Ltd. (B)	220,000	112,315
China Glass Holdings, Ltd. (A)	130,000	12,536
China High Precision Automation
Group, Ltd. (A)(D)	18,000	2,857
China High Speed Transmission
Equipment Group Company, Ltd. (B)	22,000	28,265
China Jinmao Holdings Group, Ltd.	1,280,000	646,177
China Lumena New Materials
Corp. (A)(D)	2,036,000	0
China Merchants Land, Ltd. (B)	146,000	29,320
China Merchants Port Holdings
Company, Ltd.	178,704	553,566
China Mobile, Ltd.	89,500	908,600
China New Town Development
Company, Ltd. (A)	1,072,665	54,289
China Oil & Gas Group, Ltd.	1,240,000	84,373
China Overseas Grand Oceans
Group, Ltd.	303,000	195,755
China Overseas Land & Investment, Ltd.	886,000	2,890,765
China Properties Group, Ltd. (A)	200,000	46,259
China Resources Cement Holdings, Ltd.	580,000	357,577
China Resources Land, Ltd.	656,000	2,017,009
China Singyes Solar Technologies
Holdings, Ltd. (A)(B)	213,400	71,552
China South City Holdings, Ltd. (B)	790,000	226,157
China Taiping Insurance Holdings
Company, Ltd.	116,400	313,215
China Travel International Investment
Hong Kong, Ltd.	694,000	254,329
China Unicom Hong Kong, Ltd. (A)	702,000	981,447
China Unicom Hong Kong, Ltd.,
ADR (A)	122,987	1,725,508
China Vast Industrial Urban
Development Company, Ltd. (C)	36,000	17,819
Chu Kong Shipping Enterprise Group
Company, Ltd.	86,000	22,298
CITIC Resources Holdings, Ltd.	338,000	39,058
CITIC, Ltd.	818,130	1,212,261
Clear Media, Ltd.	52,000	59,916
Comba Telecom Systems Holdings, Ltd.	309,639	59,425
Concord New Energy Group, Ltd.	1,210,000	55,933

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
COSCO SHIPPING International Hong
Kong Company, Ltd.	177,625	$75,568
COSCO SHIPPING Ports, Ltd.	398,894	444,920
Coslight Technology International Group
Company, Ltd. (A)	42,000	20,136
Dah Chong Hong Holdings, Ltd.	259,000	128,051
Digital China Holdings, Ltd. (A)(B)	58,750	33,151
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
EVA Precision Industrial Holdings, Ltd.	184,000	26,040
GCL-Poly Energy Holdings, Ltd. (A)(B)	2,712,000	372,994
Gemdale Properties & Investment
Corp., Ltd.	180,000	20,369
Glorious Property Holdings, Ltd. (A)	352,000	39,213
Goldlion Holdings, Ltd.	75,000	29,868
Hengdeli Holdings, Ltd.	484,000	26,333
Hi Sun Technology China, Ltd. (A)	216,000	49,890
HKC Holdings, Ltd.	29,206	23,729
Hopson Development Holdings, Ltd.	224,000	256,128
Hua Han Health Industry
Holdings, Ltd. (A)(B)(D)	1,120,000	26,596
Inspur International, Ltd.	134,000	36,058
Joy City Property, Ltd.	672,000	124,490
Ju Teng International Holdings, Ltd.	248,000	98,142
K Wah International Holdings, Ltd.	66,000	39,837
Kingboard Chemical Holdings, Ltd.	203,630	1,084,490
Kunlun Energy Company, Ltd.	850,000	831,839
Lai Fung Holdings, Ltd.	11,200	18,167
MIE Holdings Corp. (A)	84,000	7,766
Min Xin Holdings, Ltd.	46,000	31,923
Mingyuan Medicare Development
Company, Ltd. (A)(D)	1,300,000	38,276
Minmetals Land, Ltd.	438,000	68,114
New World Department Store
China, Ltd. (A)	175,000	37,918
Nine Dragons Paper Holdings, Ltd.	425,000	841,097
Poly Property Group Company, Ltd. (A)	352,453	181,403
Pou Sheng International
Holdings, Ltd. (B)	430,000	78,859
Real Nutriceutical Group, Ltd. (A)	178,000	6,842
REXLot Holdings, Ltd.	1,450,000	10,427
Rotam Global Agrosciences, Ltd.	7,854	7,454
Seaspan Corp.	8,178	57,961
Shanghai Industrial Holdings, Ltd.	147,000	446,282
Shanghai Industrial Urban Development
Group, Ltd.	401,000	88,621
Shanghai Zendai Property, Ltd. (A)	1,905,000	29,513
Shenzhen International Holdings, Ltd.	191,537	361,043
Shenzhen Investment, Ltd.	889,571	404,080
Shimao Property Holdings, Ltd.	393,500	858,149
Shougang Concord International
Enterprises Company, Ltd. (A)	522,000	15,451
Shougang Fushan Resources Group, Ltd.	376,000	85,690
Silver Grant International
Industries, Ltd. (A)	322,000	46,307
Sino Oil and Gas Holdings, Ltd. (A)	2,450,000	47,199
Sinofert Holdings, Ltd. (A)(B)	212,000	38,744
Sinolink Worldwide Holdings, Ltd. (A)	536,000	87,307
Sinopec Kantons Holdings, Ltd.	248,000	167,603
Sinotrans Shipping, Ltd.	356,500	103,259
Skyworth Digital Holdings, Ltd.	591,800	303,301
SRE Group, Ltd. (A)	1,148,857	29,844
TCC International Holdings, Ltd. (D)	572,000	263,418
TCL Multimedia Technology
Holdings, Ltd. (A)(B)	103,200	49,110
Texhong Textile Group, Ltd.	55,500	75,596
Tian An China Investment
Company, Ltd. (A)	144,000	111,004
Tianjin Port Development
Holdings, Ltd. (A)	620,000	98,746
Tianyi Summi Holdings, Ltd.	200,000	28,703
Tomson Group, Ltd.	204,148	102,871
TPV Technology, Ltd.	371,684	66,425
Truly International Holdings, Ltd. (B)	260,000	87,601
United Energy Group, Ltd. (A)	898,000	40,304
Wasion Group Holdings, Ltd. (B)	138,000	70,124
Yanchang Petroleum
International, Ltd. (A)	1,710,000	29,168
Yuexiu Property Company, Ltd.	2,007,542	410,106
Zhuhai Holdings Investment Group, Ltd.	152,000	22,996
		24,146,909
Hungary - 0.4%
Mol Hungarian Oil & Gas PLC	108,888	1,238,335
OTP Bank PLC	35,094	1,317,494
		2,555,829
India - 12.4%
Aban Offshore, Ltd. (A)	15,263	42,687
Adani Enterprises, Ltd.	88,305	157,035
Adani Power, Ltd. (A)	434,332	196,916
Adani Transmission, Ltd. (A)	32,238	76,119
Aditya Birla Capital, Ltd. (A)	171,647	485,878
Aditya Birla Fashion and Retail, Ltd. (A)	34,692	86,974
Allcargo Logistics, Ltd.	6,452	16,849
Ambuja Cements, Ltd.	114,482	469,337
Anant Raj, Ltd.	54,720	46,573
Andhra Bank (A)	94,706	81,433
Apollo Tyres, Ltd.	124,522	469,952
Arvind, Ltd.	79,133	451,185
Atul, Ltd.	58	2,109
Axis Bank, Ltd.	327,455	2,561,813
Bajaj Finserv, Ltd.	1,896	150,450
Bajaj Hindusthan Sugar, Ltd. (A)	201,805	42,145
Bajaj Holdings & Investment, Ltd.	13,283	566,632
Balkrishna Industries, Ltd.	17,258	450,875
Ballarpur Industries, Ltd. (A)	106,170	20,680
Balmer Lawrie & Company, Ltd.	35,700	119,213
Balrampur Chini Mills, Ltd.	70,287	173,671
Bank of Baroda	127,128	269,080
Bank of India (A)	26,322	55,661
BEML, Ltd.	1,822	44,268
Bharat Heavy Electricals, Ltd.	246,603	317,950
Bharti Airtel, Ltd.	555,095	3,305,162
Biocon, Ltd.	13,419	68,352
Birla Corp., Ltd.	9,883	137,311
Brigade Enterprises, Ltd.	2,687	10,299
Canara Bank	14,664	69,350
Ceat, Ltd.	9,407	246,340
CG Power and Industrial
Solutions, Ltd. (A)	107,879	130,405
Chambal Fertilizers & Chemicals, Ltd.	68,153	148,414
Chennai Super Kings
Cricket, Ltd. (A)(D)	207,315	7,141
Cipla, Ltd.	40,181	360,410
City Union Bank, Ltd.	27,068	68,019
Container Corp. of India, Ltd.	9,792	202,536
Coromandel International, Ltd.	8,001	52,714
Cox & Kings, Ltd.	47,142	200,248
Cyient, Ltd.	24,068	187,330
DB Realty, Ltd. (A)	35,138	19,272
DCB Bank, Ltd.	89,430	248,243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
DCM Shriram, Ltd.	20,095	$130,731
Deepak Fertilisers & Petrochemicals
Corp., Ltd. (A)	14,944	84,953
DEN Networks, Ltd. (A)	9,495	13,040
Dewan Housing Finance Corp., Ltd.	78,615	668,936
Dhampur Sugar Mills, Ltd.	6,165	24,590
Dishman Carbogen Amics, Ltd. (A)	17,540	90,681
DLF, Ltd. (A)	101,322	257,072
Edelweiss Financial Services, Ltd.	101,566	417,639
EID Parry India, Ltd.	35,419	186,973
EIH, Ltd.	49,817	103,598
Electrosteel Castings, Ltd.	28,881	10,590
Engineers India, Ltd.	54,746	125,419
Eros International Media, Ltd. (A)	10,300	33,304
Essel Propack, Ltd.	16,896	64,929
Eveready Industries India, Ltd. (A)	13,255	59,278
Exide Industries, Ltd.	30,766	97,436
Federal Bank, Ltd.	450,341	781,346
Finolex Cables, Ltd.	2,234	18,643
Firstsource Solutions, Ltd. (A)	95,963	61,099
Fortis Healthcare, Ltd. (A)	22,284	49,156
Future Retail, Ltd.	32,398	25,468
GAIL India, Ltd.	140,503	902,146
Gateway Distriparks, Ltd.	13,444	47,425
GHCL, Ltd.	10,350	33,426
Graphite India, Ltd.	39,636	227,216
Grasim Industries, Ltd.	122,605	2,133,559
Gujarat Alkalies & Chemicals, Ltd.	10,030	86,241
Gujarat Fluorochemicals, Ltd. (A)	11,921	123,398
Gujarat Mineral Development Corp., Ltd.	46,208	99,164
Gujarat Narmada Valley Fertilizers &
Chemicals, Ltd.	20,903	97,201
Gujarat State Fertilizers &
Chemicals, Ltd.	88,078	172,119
Gujarat State Petronet, Ltd.	88,052	271,957
Hathway Cable & Datacom, Ltd. (A)	68,307	31,571
HCL Technologies, Ltd.	1,941	25,899
HEG, Ltd. (A)	5,818	82,981
Hikal, Ltd.	14,144	46,349
Himachal Futuristic
Communications, Ltd. (A)	252,940	93,794
Himatsingka Seide, Ltd.	11,500	57,774
Hindalco Industries, Ltd.	382,235	1,413,504
Hinduja Global Solutions Ltd.	1,217	10,677
Hindustan Media Ventures, Ltd.	5,908	22,622
Housing Development &
Infrastructure, Ltd. (A)	118,648	102,784
HSIL, Ltd.	5,997	35,841
HT Media, Ltd.	20,444	29,261
ICICI Bank, Ltd.	954,545	4,054,767
IDBI Bank, Ltd. (A)	49,275	39,621
Idea Cellular, Ltd. (A)	628,387	749,479
IDFC Bank, Ltd.	201,279	173,693
IDFC, Ltd.	142,389	128,557
IFCI, Ltd. (A)	258,047	91,410
IIFL Holdings, Ltd.	77,165	719,833
IL&FS Transportation
Networks, Ltd. (A)	25,739	28,955
Indiabulls Real Estate, Ltd. (A)	19,550	66,578
Indian Bank	40,967	164,942
Indian Overseas Bank (A)	104,935	35,875
INEOS Styrolution India, Ltd.	788	10,763
Infosys, Ltd.	152,168	2,098,836
Ingersoll-Rand India, Ltd.	4,901	58,457
Inox Wind Ltd. (A)	7,148	11,809
Ipca Laboratories, Ltd.	1,339	10,084
Jagran Prakashan, Ltd. (A)	2,756	7,517
Jain Irrigation Systems, Ltd.	143,549	209,348
Jaiprakash Associates, Ltd. (A)	207,878	57,898
Jaypee Infratech, Ltd. (A)	123,242	24,559
JB Chemicals & Pharmaceuticals, Ltd.	15,560	66,802
JBF Industries, Ltd.	13,829	31,947
Jindal Poly Films, Ltd.	2,927	16,377
Jindal Saw, Ltd.	66,513	115,270
Jindal Steel & Power, Ltd. (A)	86,534	179,602
JITF Infralogistics, Ltd. (A)	7,295	4,226
JK Cement, Ltd.	5,386	77,961
JK Lakshmi Cement, Ltd.	1,731	10,180
JK Paper, Ltd.	9,266	15,489
JK Tyre & Industries, Ltd.	25,061	56,405
JM Financial, Ltd.	124,021	262,233
JSW Energy, Ltd.	184,068	210,717
JSW Holdings, Ltd. (A)	459	12,989
JSW Steel, Ltd.	515,750	1,973,052
Jubilant Life Sciences, Ltd.	33,177	335,905
Kalpataru Power Transmission, Ltd.	20,383	115,043
Kalyani Steels, Ltd.	3,152	18,834
Kaveri Seed Company, Ltd.	8,509	67,455
KPIT Technologies, Ltd.	83,308	155,137
KPR Mill, Ltd.	7,881	90,472
L&T Finance Holdings, Ltd.	128,630	385,934
Lakshmi Vilas Bank, Ltd.	26,950	59,828
Larsen & Toubro, Ltd.	35,961	631,323
LIC Housing Finance, Ltd.	39,466	379,608
Magma Fincorp, Ltd.	5,484	14,304
Maharashtra Seamless, Ltd.	8,849	57,029
Mahindra & Mahindra Financial
Services, Ltd.	35,100	221,864
Mahindra & Mahindra, Ltd.	93,049	1,794,327
Mahindra Cie Automotive, Ltd. (A)	18,890	69,022
Mahindra Lifespace Developers, Ltd.	11,712	82,657
Manappuram Finance, Ltd.	115,970	172,001
Mangalam Cement Ltd.	2,038	10,612
Max India, Ltd. (A)	4,595	9,778
Max Ventures & Industries Ltd. (A)	919	1,253
McLeod Russel India, Ltd.	20,316	51,387
Merck, Ltd.	2,586	41,408
Mindtree, Ltd.	31,459	224,022
MOIL, Ltd.	6,610	19,395
Mphasis, Ltd.	40,475	383,674
MRF, Ltd.	559	541,466
Muthoot Finance, Ltd.	42,336	308,840
Nagarjuna Fertilizers &
Chemicals, Ltd. (A)	72,119	17,232
National Aluminium Company, Ltd.	222,795	267,488
Nava Bharat Ventures, Ltd.	9,042	17,226
NCC, Ltd.	187,192	238,202
Nectar Lifesciences, Ltd.	11,502	4,697
NIIT Technologies, Ltd.	15,320	127,811
NOCIL, Ltd.	12,576	27,757
Oberoi Realty, Ltd. (A)	50,603	329,883
OCL India, Ltd. (A)	1,993	37,458
Omaxe, Ltd.	18,944	57,501
Onmobile Global, Ltd.	19,221	15,984
Orient Cement, Ltd.	22,240	52,501
Oriental Bank of Commerce (A)	21,608	39,359
Parsvnath Developers, Ltd. (A)	28,656	9,132
PC Jeweller, Ltd.	36,034	183,709
Persistent Systems, Ltd.	14,831	152,573
Petronet LNG, Ltd.	25,797	91,306

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Piramal Enterprises, Ltd.	39,021	$1,581,115
Polaris Consulting & Services, Ltd. (A)	8,612	29,318
Power Finance Corp., Ltd.	375,148	702,865
Praj Industries, Ltd.	42,222	44,176
Prestige Estates Projects, Ltd. (A)	65,456	273,627
Prime Focus, Ltd. (A)	11,877	16,881
PTC India Financial Services, Ltd.	29,410	16,735
PTC India, Ltd.	111,999	211,630
Punjab National Bank (A)	119,919	238,495
Puravankara, Ltd.	10,348	11,466
Radico Khaitan, Ltd. (A)	12,864	33,181
Rain Industries, Ltd.	32,680	88,133
Rajesh Exports, Ltd.	6,531	82,150
Ramco Industries, Ltd.	3,632	13,793
Rashtriya Chemicals & Fertilizers, Ltd.	16,192	21,959
Raymond, Ltd.	13,612	170,038
Redington India, Ltd.	137,134	330,026
Reliance Communications, Ltd. (A)	501,471	147,506
Reliance Industries, Ltd., GDR (C)	547,506	13,072,126
Reliance Power, Ltd. (A)	359,775	227,221
Ruchi Soya Industries, Ltd. (A)	21,355	7,879
Rural Electrification Corp., Ltd.	307,918	723,012
Sadbhav Engineering, Ltd.	10,539	47,474
Shipping Corp. of India, Ltd. (A)	50,541	69,531
Shriram City Union Finance, Ltd.	5,526	175,985
Shriram Transport Finance
Company, Ltd.	71,170	1,151,821
Simplex Infrastructures, Ltd.	3,305	22,451
Sintex Industries, Ltd.	113,866	46,860
Sintex Plastics Technology, Ltd. (A)	113,866	158,631
Sobha, Ltd.	23,040	137,889
Sonata Software, Ltd.	18,106	41,062
SREI Infrastructure Finance, Ltd.	64,363	101,052
SRF, Ltd.	3,700	87,385
State Bank of India	366,578	1,429,909
Steel Authority of India, Ltd. (A)	55,944	46,028
Sun Pharmaceutical Industries, Ltd.	30,154	232,918
Sunteck Realty, Ltd.	17,488	83,919
Surya Roshni, Ltd. (A)	3,874	17,571
Syndicate Bank (A)	32,580	31,144
TAKE Solutions, Ltd.	21,956	51,654
Tamil Nadu Newsprint & Papers, Ltd.	8,715	46,528
Tata Chemicals, Ltd.	50,936	503,516
Tata Global Beverages, Ltd.	135,372	428,997
Tata Motors, Ltd. (A)	504,555	3,127,725
Tata Steel, Ltd.	148,223	1,483,800
TCI Express, Ltd.	1,481	11,632
Tech Mahindra, Ltd.	152,347	1,068,239
Texmaco Rail & Engineering, Ltd.	11,481	17,508
The Great Eastern Shipping
Company, Ltd.	30,495	178,427
The India Cements, Ltd.	98,907	262,024
The Indian Hotels Company, Ltd.	91,498	165,497
The Jammu & Kashmir Bank, Ltd. (A)	100,271	113,325
The Karnataka Bank, Ltd.	83,273	181,246
The Karur Vysya Bank, Ltd.	154,840	342,400
The South Indian Bank, Ltd.	417,562	180,234
The Tinplate Company of India, Ltd.	9,656	34,099
Ti Financial Holdings Ltd.	18,475	157,105
Time Technoplast, Ltd.	4,194	12,576
Transport Corp. of India, Ltd.	2,962	12,220
Trident, Ltd.	22,059	33,187
Tube Investments of India, Ltd. (A)(D)	18,475	68,786
TV Today Network, Ltd.	3,975	21,364
TV18 Broadcast, Ltd. (A)	248,227	147,466
UCO Bank (A)	85,194	39,022
Uflex, Ltd.	10,885	71,894
Unichem Laboratories, Ltd.	16,907	63,086
Union Bank of India (A)	73,563	143,294
UPL, Ltd.	23,625	281,931
VA Tech Wabag, Ltd.	11,629	104,857
Vardhman Textiles, Ltd.	7,410	151,325
Vedanta, Ltd.	123,734	599,256
Vedanta, Ltd., ADR	173,175	3,352,668
Vijaya Bank	83,311	70,105
Welspun Corp, Ltd.	43,047	87,076
Wipro, Ltd.	564,982	2,425,427
Wockhardt, Ltd.	6,467	61,024
Zensar Technologies, Ltd.	5,057	58,151
		80,041,082
Indonesia - 2.7%
Adaro Energy Tbk PT	7,455,100	1,011,996
Adhi Karya Persero Tbk PT	706,500	104,984
Agung Podomoro Land Tbk PT	3,248,000	67,554
Alam Sutera Realty Tbk PT	4,897,500	137,522
Aneka Tambang Persero Tbk PT (A)	814,006	38,734
Asahimas Flat Glass Tbk PT	62,500	30,137
Astra Agro Lestari Tbk PT	204,355	225,726
Bakrie & Brothers Tbk PT (A)	115,892,589	430,220
Bakrie Telecom Tbk PT (A)	24,850,000	11,070
Bank Bukopin Tbk PT	1,802,600	75,016
Bank Danamon Indonesia Tbk PT	1,179,894	455,731
Bank Mandiri Persero Tbk PT	4,308,040	2,152,855
Bank Negara Indonesia Persero Tbk PT	3,228,481	1,775,265
Bank Pan Indonesia Tbk PT (A)	1,273,097	107,826
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	983,300	189,915
Bank Pembangunan Daerah Jawa Timur
Tbk PT	1,424,000	74,104
Bank Tabungan Negara Persero Tbk PT	2,067,861	484,304
Barito Pacific Tbk PT (A)	2,495,300	369,814
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	43,080
Benakat Integra Tbk PT (A)	8,689,500	54,944
Berlian Laju Tanker Tbk PT (A)(D)	16,708,166	0
BISI International Tbk PT	714,900	80,427
Blue Bird Tbk Pt	90,600	32,842
Bumi Serpong Damai Tbk PT	2,084,900	274,240
Ciputra Development Tbk PT	5,831,544	517,699
Clipan Finance Indonesia Tbk PT (A)	1,045,000	23,780
Elnusa Tbk PT	1,954,900	44,249
Erajaya Swasembada Tbk PT	773,000	47,696
Eureka Prima Jakarta Tbk PT (A)(D)	336,800	2,626
Gajah Tunggal Tbk PT	549,600	27,966
Garuda Indonesia Persero Tbk PT (A)	2,404,863	59,677
Global Mediacom Tbk PT	3,942,400	165,430
Harum Energy Tbk PT (A)	221,700	35,247
Holcim Indonesia Tbk PT (A)	807,168	49,450
Indah Kiat Pulp & Paper Corp. Tbk PT	1,345,400	418,588
Indika Energy Tbk PT (A)	173,900	25,078
Indo Tambangraya Megah Tbk PT	178,800	268,994
Indofood Sukses Makmur Tbk PT	1,241,900	777,696
Intiland Development Tbk PT	3,071,800	93,991
Japfa Comfeed Indonesia Tbk PT	1,485,070	140,098
Kawasan Industri Jababeka Tbk PT	8,891,699	202,080
KMI Wire & Cable Tbk PT	419,300	13,019
Krakatau Steel Persero Tbk PT (A)	540,000	20,669
Lippo Cikarang Tbk PT (A)	169,300	52,554
Lippo Karawaci Tbk PT	6,986,393	376,164
Malindo Feedmill Tbk PT	128,500	8,632
Matahari Putra Prima Tbk PT (A)	315,100	15,332

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Medco Energi Internasional Tbk PT (A)	2,951,200	$171,272
Media Nusantara Citra Tbk PT	658,300	64,624
Mitra Adiperkasa Tbk PT	71,600	37,228
MNC Investama Tbk PT (A)	15,144,900	112,347
Modernland Realty Tbk PT	4,331,800	93,928
Multipolar Tbk PT	4,046,300	51,730
Nusantara Infrastructure Tbk PT (A)	3,748,800	40,064
Pabrik Kertas Tjiwi Kimia Tbk PT	207,300	37,538
Pan Brothers Tbk PT	1,456,700	55,738
Panin Financial Tbk PT (A)	5,878,700	106,540
Paninvest Tbk PT (A)	862,300	52,225
Pembangunan Perumahan Persero
Tbk PT	944,700	162,259
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,544,200	161,733
Ramayana Lestari Sentosa Tbk PT	835,100	55,901
Salim Ivomas Pratama Tbk PT	1,797,900	69,417
Sampoerna Agro Tbk PT	331,700	58,599
Semen Baturaja Persero Tbk PT	148,400	37,499
Semen Indonesia Persero Tbk PT	1,077,200	810,624
Sri Rejeki Isman Tbk PT	4,031,800	104,279
Summarecon Agung Tbk PT	138,500	10,968
Surya Semesta Internusa Tbk PT	1,623,000	70,583
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tambang Batubara Bukit Asam Persero
Tbk PT	139,200	108,057
Tiga Pilar Sejahtera Food Tbk PT (A)	1,253,300	86,653
Timah Persero Tbk PT	1,683,460	101,958
Tiphone Mobile Indonesia Tbk PT	773,100	64,291
Trias Sentosa Tbk PT	1,792,200	53,294
Truba Alam Manunggal Engineering Tbk
PT (A)	11,991,500	8,903
Tunas Baru Lampung Tbk PT	1,425,400	147,147
Tunas Ridean Tbk PT	1,172,500	100,098
United Tractors Tbk PT	655,000	1,557,476
Vale Indonesia Tbk PT (A)	1,127,300	217,084
Visi Media Asia Tbk PT (A)	1,337,400	25,403
Wijaya Karya Beton Tbk PT	508,200	20,199
Wijaya Karya Persero Tbk PT	1,277,600	170,054
XL Axiata Tbk PT (A)	1,721,800	478,402
		17,119,136
Laos - 0.0%
Kolao Holdings	3,712	16,284
Malaysia - 2.6%
AFFIN Holdings BHD	275,290	165,609
AirAsia BHD	576,000	471,063
Alliance Financial Group BHD	461,800	426,804
AMMB Holdings BHD	673,662	696,484
Ann Joo Resources BHD	31,300	26,334
Batu Kawan BHD	3,100	14,038
Benalec Holdings BHD	110,400	10,991
Berjaya Assets BHD (A)	38,700	10,527
Berjaya Corp. BHD (A)	1,358,793	111,211
BIMB Holdings BHD	16,200	16,863
Borneo Oil BHD (A)	734,100	16,572
Boustead Holdings BHD	419,288	291,090
Boustead Plantations BHD	120,100	45,806
Bumi Armada BHD (A)	1,186,700	205,591
CB Industrial Product Holding BHD	35,900	16,248
CIMB Group Holdings BHD	981,779	1,466,669
Coastal Contracts BHD	86,000	26,085
Dayang Enterprise Holdings BHD (A)	120,000	28,184
DRB-Hicom BHD	290,600	112,409
Eastern & Oriental BHD	81,798	30,621
Eco World Development Group
BHD (A)	221,600	81,391
Ekovest BHD	132,900	34,378
Evergreen Fibreboard BHD	209,800	39,283
Felda Global Ventures Holdings BHD	661,400	265,169
Gadang Holdings BHD	40,900	11,933
Genting BHD	815,800	1,846,388
Genting Malaysia BHD	137,700	175,505
Glomac BHD	96,400	14,515
Goldis BHD	114,135	70,789
HAP Seng Consolidated BHD	141,020	304,002
Hap Seng Plantations Holdings BHD	76,300	47,874
Hengyuan Refining Company BHD (A)	29,600	55,644
Hiap Teck Venture Bhd	140,600	12,336
Hibiscus Petroleum BHD (A)	250,700	38,511
Hong Leong Financial Group BHD	127,099	500,257
Hua Yang BHD	97,421	18,811
IJM Corp. BHD	1,024,460	800,900
Inch Kenneth Kajang Rubber	106,800	17,322
Insas BHD	256,669	59,982
IOI Properties Group BHD	598,175	286,267
Iris Corp. BHD (A)	380,100	16,248
Iskandar Waterfront City BHD (A)	59,700	17,842
JAKS Resources BHD (A)	165,400	50,231
Jaya Tiasa Holdings BHD	210,626	53,901
JCY International BHD	265,600	32,433
Keck Seng Malaysia BHD	107,500	124,827
Kenanga Investment Bank BHD	233,945	29,960
Kian JOO CAN Factory BHD	153,700	109,988
Kim Loong Resources BHD	31,000	30,037
KNM Group BHD (A)	991,800	62,405
KSL Holdings BHD (A)	286,000	86,104
Kumpulan Fima BHD	2,300	921
Kwantas Corp. BHD (A)	12,200	4,148
Land & General BHD	814,920	42,497
LBS Bina Group BHD	167,000	70,809
Lion Industries Corp. BHD (A)	71,100	22,312
Magnum BHD	231,300	99,179
Mah Sing Group BHD	405,000	142,991
Malayan Banking BHD	239,332	540,545
Malayan Flour Mills BHD	132,300	64,586
Malaysia Building Society BHD	458,446	122,855
Malaysia Marine and Heavy Engineering
Holdings BHD (A)	42,700	7,643
Malaysian Bulk Carriers BHD (A)	120,600	23,287
Malaysian Resources Corp. BHD	441,900	111,104
Media Prima BHD	396,400	75,690
Mega First Corp. BHD	93,200	78,157
MISC BHD	466,800	808,122
Mitrajaya Holdings BHD	25,100	6,245
MKH BHD	97,630	50,685
MMC Corp. BHD	264,700	130,519
MNRB Holdings BHD (A)	15,000	8,854
Mudajaya Group BHD (A)	92,200	23,620
Muhibbah Engineering M BHD	68,700	44,734
Mulpha International BHD (A)	73,710	42,403
Naim Holdings BHD (A)	67,100	19,394
Oriental Holdings BHD	197,120	307,402
OSK Holdings BHD	243,898	92,505
Panasonic Manufacturing Malaysia BHD	8,100	73,759
Pantech Group Holdings BHD	64,266	10,291
Parkson Holdings BHD (A)	134,267	20,221
PPB Group BHD	104,800	418,636
Protasco BHD	137,375	35,169
RHB Bank BHD	300,889	358,815

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Rimbunan Sawit BHD (A)	321,800	$31,289
Salcon BHD (A)	200,344	19,240
Sapura Energy BHD	1,688,800	609,632
Sarawak Oil Palms BHD	63,385	60,105
Scomi Group BHD (A)	752,300	32,174
Selangor Properties BHD	24,000	27,463
Shangri-La Hotels Malaysia BHD	61,800	74,974
SP Setia BHD Group	209,285	180,453
Sumatec Resources BHD (A)	915,000	11,916
Sunway BHD	538,822	234,971
Supermax Corp. BHD	186,500	75,106
TA Ann Holdings BHD	75,048	65,798
TA Enterprise BHD	557,800	83,967
TA Global BHD	456,900	40,059
Tan Chong Motor Holdings BHD	42,500	17,518
TDM BHD	96,590	11,558
Thong Guan Industries BHD	15,100	14,413
Time dotCom BHD	102,100	214,870
Tiong NAM Logistics Holdings	49,776	18,178
Tropicana Corp. BHD	315,440	70,282
UEM Edgenta BHD	42,600	26,963
UEM Sunrise BHD (A)	645,500	174,551
UMW Holdings BHD (A)	110,600	145,538
UMW Oil & Gas Corp. BHD (A)	375,650	26,742
Unisem M BHD	81,080	72,487
United Malacca BHD	89,700	135,593
UOA Development BHD	314,500	192,888
Vivocom International Holdings
BHD (A)	607,000	18,755
WCT Holdings BHD (A)	270,114	111,989
YNH Property BHD (A)	169,701	56,260
YTL Corp. BHD	2,395,940	772,375
		16,970,637
Malta - 0.0%
Brait SE (A)	61,296	242,725
Mexico - 4.3%
Alfa SAB de CV, Class A	1,451,398	1,829,192
Alpek SAB de CV	217,999	227,456
Axtel SAB de CV (A)	98,029	23,202
Bio Pappel SAB de CV (A)	16,029	21,530
Cemex SAB de CV, ADR (A)	617,294	5,605,030
Coca-Cola Femsa SAB de CV, Series L	29,775	229,943
Consorcio ARA SAB de CV	214,885	74,578
Corp. Actinver SAB de CV	30,824	22,005
Credito Real SAB de CV SOFOM ER	80,112	135,852
El Puerto de Liverpool SAB de CV,
Series C1 (B)	7,110	57,423
Grupo Aeromexico SAB de CV (A)(B)	73,946	136,441
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	2,647	271,397
Grupo Carso SAB de CV, Series A1	229,495	906,007
Grupo Cementos de Chihuahua SAB
de CV	35,500	181,711
Grupo Comercial Chedraui SA de CV	165,367	332,187
Grupo Elektra SAB de CV	14,130	640,172
Grupo Famsa SAB de CV, Class A (A)	134,561	78,697
Grupo Financiero Banorte SAB de CV,
Series O	536,136	3,691,124
Grupo Financiero Inbursa SAB de CV,
Series O (B)	606,201	1,108,206
Grupo Financiero Interacciones SA de
CV, Series O	48,214	287,801
Grupo Financiero Santander Mexico
SAB de CV, Class B	667,461	1,354,715
Grupo Herdez SAB de CV	78,003	186,333
Grupo Industrial Saltillo SAB de CV	99,900	219,440
Grupo KUO SAB de CV, Series B (B)	140,698	322,964
Grupo Mexico SAB de CV, Series B	1,551,117	4,750,456
Grupo Pochteca SAB de CV (A)	11,500	4,610
Grupo Sanborns SAB de CV	169,891	198,719
Grupo Simec SAB de CV,
Series B (A)(B)	37,957	132,693
Grupo Sports World SAB de CV (A)(B)	9,300	8,682
Industrias Bachoco SAB de CV, ADR	2,653	176,425
Industrias Bachoco SAB de CV, Series B	64,616	358,103
Industrias CH SAB de CV,
Series B (A)(B)	85,411	367,722
La Comer SAB de CV (A)	129,609	129,538
Maxcom Telecomunicaciones Sab de
CV (A)(B)	3,007	1,149
Mexichem SAB de CV	456,467	1,203,459
Minera Frisco SAB de CV,
Series A1 (A)(B)	82,014	52,064
Nemak SAB de CV (C)	191,466	164,549
Organizacion Cultiba SAB de CV	89,403	79,289
Organizacion Soriana SAB de CV,
Series B (A)	771,219	1,783,417
Promotora y Operadora de
Infraestructura SAB de CV (B)	945	9,977
Qualitas Controladora SAB de CV	85,109	139,839
TV Azteca SAB de CV (B)	545,177	99,994
Vitro SAB de CV, Series A	30,302	125,002
		27,729,093
Philippines - 1.3%
Alliance Global Group, Inc. (A)	1,217,400	384,396
Ayala Corp.	19,550	373,619
Bank of the Philippine Islands	16,840	32,986
BDO Unibank, Inc.	449,477	1,157,657
Cebu Air, Inc.	73,750	159,344
Century Properties Group, Inc.	1,726,673	17,690
China Banking Corp.	29,100	20,256
Cosco Capital, Inc.	1,004,800	167,820
East West Banking Corp.	115,000	73,487
EEI Corp. (A)	34,400	9,428
Emperador, Inc.	150,500	21,441
Empire East Land Holdings, Inc. (A)	997,000	13,555
Energy Development Corp.	656,900	72,744
Filinvest Development Corp.	211,875	32,665
Filinvest Land, Inc.	4,587,500	183,479
First Philippine Holdings Corp.	125,590	168,026
Global Ferronickel Holdings, Inc. (A)	272,000	14,931
GT Capital Holdings, Inc.	6,790	155,274
Integrated Micro-Electronics, Inc.	158,000	57,873
JG Summit Holdings, Inc.	834,490	1,232,206
Lopez Holdings Corp.	1,080,100	128,606
LT Group, Inc.	567,500	196,653
Megaworld Corp.	4,133,800	426,112
Metropolitan Bank & Trust Company	158,398	270,006
Nickel Asia Corp.	261,700	34,020
Pepsi-Cola Products Philippines, Inc.	243,000	14,258
Petron Corp.	1,213,300	250,435
Philex Mining Corp.	144,700	23,740
Philippine National Bank (A)	120,540	140,394
Philtown Properties, Inc. (A)(D)	3,844	117
Phinma Energy Corp.	931,000	32,277
Phoenix Petroleum Philippines, Inc.	146,300	35,433
RFM Corp.	266,000	23,566
Rizal Commercial Banking Corp.	198,350	193,805
Robinsons Land Corp.	817,100	407,541
Robinsons Retail Holdings, Inc.	51,530	100,507

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
San Miguel Corp.	202,060	$390,895
San Miguel Pure Foods Company, Inc.	7,670	46,736
Security Bank Corp.	31,800	152,415
Ssi Group, Inc. (A)	476,000	39,932
Top Frontier Investment
Holdings, Inc. (A)	66,104	380,755
Travellers International Hotel Group, Inc.	831,800	63,019
Union Bank of the Philippines	181,940	310,379
Vista Land & Lifescapes, Inc.	2,264,200	283,715
		8,294,193
Poland - 1.7%
Agora SA (A)	19,798	92,762
Alior Bank SA (A)	7,310	137,298
Asseco Poland SA	33,027	419,194
Bank Handlowy w Warszawie SA	3,601	68,227
Bank Millennium SA (A)	196,093	377,163
Bioton SA (A)	17,651	23,999
Cyfrowy Polsat SA	10,329	73,480
Emperia Holding SA (A)	661	17,040
Enea SA	96,042	389,859
Firma Oponiarska Debica SA	1,142	31,575
Getin Holding SA (A)	169,278	78,916
Grupa Azoty SA	14,426	315,489
Grupa Kety SA	1,164	128,535
Grupa Lotos SA	51,412	842,187
Impexmetal SA (A)	17,409	21,233
KGHM Polska Miedz SA	44,375	1,429,496
LC Corp. SA	147,244	114,678
Lubelski Wegiel Bogdanka SA	2,096	43,071
mBank SA (A)	1,219	140,156
Netia SA	160,607	168,278
Orbis SA	16,121	419,733
PGE Polska Grupa Energetyczna SA (A)	319,208	1,164,271
PKP Cargo SA (A)	8,909	140,403
Polnord SA (A)	14,051	33,200
Polski Koncern Naftowy ORLEN SA	79,631	2,657,001
Powszechna Kasa Oszczednosci Bank
Polski SA (A)	136,052	1,318,964
Tauron Polska Energia SA (A)	302,253	310,781
Trakcja SA	14,894	47,997
Vistula Group SA (A)	37,313	36,834
		11,041,820
Russia - 1.9%
Gazprom PJSC, ADR (London
Stock Exchange)	1,005,711	4,220,162
LUKOIL PJSC, ADR	116,601	6,183,965
Magnitogorsk Iron & Steel Works
PJSC, GDR	29,894	289,198
Rosneft Oil Company PJSC, GDR
(London Stock Exchange)	191,058	1,063,138
RusHydro PJSC, ADR	252,649	363,404
		12,119,867
Singapore - 0.0%
Technovator International, Ltd. (A)	82,000	25,232
South Africa - 6.7%
Adcorp Holdings, Ltd.	64,690	70,496
AECI, Ltd.	62,019	465,893
African Oxygen, Ltd.	8,202	13,976
African Phoenix Investments, Ltd. (A)	690,372	32,052
African Rainbow Minerals, Ltd.	37,048	279,340
Alexander Forbes Group Holdings, Ltd.	264,256	131,992
Allied Electronics Corp., Ltd., A
Shares (A)	12,026	11,086
Alviva Holdings, Ltd.	80,385	114,614
Anglo American Platinum, Ltd. (A)	16,534	422,311
AngloGold Ashanti, Ltd.	66,071	620,738
AngloGold Ashanti, Ltd., ADR	73,839	685,964
ArcelorMittal South Africa, Ltd. (A)	119,476	40,557
Assore, Ltd.	3,743	76,614
Astral Foods, Ltd.	2,262	28,751
Aveng, Ltd. (A)	217,888	46,581
Balwin Properties Ltd.	44,251	21,845
Barclays Africa Group, Ltd.	250,147	2,567,499
Barloworld, Ltd.	137,364	1,264,426
Blue Label Telecoms, Ltd.	97,227	125,370
Caxton and CTP Publishers &
Printers, Ltd.	126,395	124,642
Clover Industries, Ltd.	75,758	75,358
Consolidated Infrastructure
Group, Ltd. (A)	36,148	32,929
DataTec, Ltd.	127,604	540,685
DRDGOLD, Ltd. (B)	89,198	34,148
EOH Holdings, Ltd.	19,363	136,855
Exxaro Resources, Ltd.	77,802	708,464
Gold Fields, Ltd., ADR	491,193	2,117,042
Grindrod, Ltd. (A)	114,082	116,413
Group Five, Ltd.	75,010	60,379
Harmony Gold Mining
Company, Ltd., ADR	150,500	275,415
Hudaco Industries, Ltd.	16,112	150,497
Hulamin, Ltd.	112,965	52,990
Impala Platinum Holdings, Ltd. (A)	85,298	195,577
Imperial Holdings, Ltd.	90,402	1,277,376
Investec, Ltd.	99,608	720,753
Invicta Holdings, Ltd.	3,172	11,726
KAP Industrial Holdings, Ltd.	544,560	340,504
Kumba Iron Ore, Ltd.	26,874	437,650
Lewis Group, Ltd.	50,904	112,519
Liberty Holdings, Ltd.	70,010	544,030
Merafe Resources, Ltd.	926,140	102,810
Metair Investments, Ltd.	57,413	77,236
MMI Holdings, Ltd.	388,736	497,713
Mpact, Ltd.	122,080	232,157
MTN Group, Ltd.	648,979	5,967,019
Murray & Roberts Holdings, Ltd.	221,422	261,230
Nampak, Ltd. (A)	261,730	340,604
Nedbank Group, Ltd.	78,791	1,178,929
Omnia Holdings, Ltd.	41,169	421,883
Peregrine Holdings, Ltd.	50,994	110,247
PPC, Ltd. (A)	188,209	87,976
Raubex Group, Ltd.	77,675	113,777
RCL Foods, Ltd.	41,735	47,044
Reunert, Ltd.	44,231	221,839
Royal Bafokeng Platinum, Ltd. (A)	18,623	43,987
Sappi, Ltd.	72,752	495,494
Sasol, Ltd.	175,435	4,800,741
Sasol, Ltd., ADR	28,489	784,302
Sibanye Gold, Ltd.	25,569	28,728
Sibanye Gold, Ltd., ADR (B)	75,615	337,243
Standard Bank Group, Ltd.	559,677	6,529,495
Stefanutti Stocks Holdings, Ltd. (A)	60,065	12,907
Steinhoff International Holdings NV	743,165	3,303,070
Super Group, Ltd. (A)	214,342	681,978
Telkom SA SOC, Ltd.	182,369	798,899
Tiger Wheels, Ltd. (A)(D)	32,678	0
Tongaat Hulett, Ltd.	48,539	413,093
Trencor, Ltd.	65,032	182,861
Tsogo Sun Holdings, Ltd.	13,266	19,799

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Wilson Bayly Holmes-Ovcon, Ltd.	10,991	$119,784
		43,298,902
South Korea - 16.9%
AJ Rent A Car Company, Ltd. (A)	5,743	65,654
Ajin Industrial Company, Ltd. (A)	3,016	16,050
Asia Cement Company, Ltd.	571	42,048
ASIA Holdings Company, Ltd.	670	60,840
Asia Paper Manufacturing
Company, Ltd.	1,600	26,970
Asiana Airlines, Inc. (A)	29,698	109,691
AUK Corp. (A)	490	1,258
Avaco Company, Ltd.	3,738	21,648
Bluecom Company, Ltd.	1,555	10,960
BNK Financial Group, Inc.	144,761	1,265,911
Bookook Securities Company Ltd.	501	11,857
Busan City Gas Company, Ltd.	236	7,569
Chinyang Holdings Corp.	12,900	35,778
Chongkundang Holdings Corp.	654	40,005
Chosun Refractories Company, Ltd.	683	52,223
CJ Hellovision Company, Ltd.	17,319	108,821
CJ O Shopping Company, Ltd.	308	53,265
CKD Bio Corp.	1,854	32,833
Cosmax BTI, Inc.	798	20,190
Dae Dong Industrial Company, Ltd.	5,828	38,282
Dae Han Flour Mills Company, Ltd.	510	76,400
Dae Hyun Company, Ltd.	7,901	18,805
Dae Won Kang Up Company, Ltd.	4,005	13,030
Dae Young Packaging
Company, Ltd. (A)	24,545	18,179
Daeduck Electronics Company	19,359	183,670
Daeduck GDS Company, Ltd. (B)	10,322	172,939
Daegu Department Store	1,862	20,407
Daehan Steel Company, Ltd.	6,514	64,059
Daekyo Company, Ltd.	6,211	45,015
Daelim B&Co Company, Ltd.	2,576	14,696
Daelim C&S Company, Ltd.	787	10,077
Daelim Industrial Company, Ltd.	8,761	614,264
Daesang Corp.	8,294	161,038
Daesang Holdings Company, Ltd.	8,988	72,877
Daewon San Up Company, Ltd.	5,336	36,082
Daewoo Engineering & Construction
Company, Ltd. (A)	19,826	125,070
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (A)(D)	20,438	71,948
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	41,332
Daishin Securities Company, Ltd.	20,594	238,217
Daou Data Corp.	3,488	31,469
Daou Technology, Inc.	2,099	32,492
Dayou Automotive Seat Technology
Company, Ltd.	18,602	18,224
DGB Financial Group, Inc.	71,379	655,135
Display Tech Company, Ltd.	1,170	3,978
Dong Ah Tire & Rubber Company, Ltd.	6,260	132,367
Dong-A Socio Holdings Company, Ltd.	113	12,002
Dongbang Transport Logistics
Company, Ltd.	7,517	11,440
DONGBU Company, Ltd. (A)	29,805	22,686
Dongbu Securities Company, Ltd. (A)	20,526	61,774
Dong-Il Corp.	723	36,002
Dongil Industries Company, Ltd.	859	47,642
Dongkuk Industries Company, Ltd.	14,391	50,757
Dongkuk Steel Mill Company, Ltd.	30,148	282,667
DONGSUNG Corp.	3,000	15,389
Dongwon Development Company, Ltd.	20,645	99,166
Dongyang E&P, Inc.	2,026	22,283
Doosan Corp.	3,870	480,840
Doosan Heavy Industries & Construction
Company, Ltd.	24,711	370,133
Doosan Infracore Company, Ltd. (A)	71,207	512,539
DRB Holding Company, Ltd.	3,878	26,575
DY Corp.	7,611	48,255
Eagon Industrial, Ltd.	2,280	15,769
Easy Bio, Inc.	4,260	22,974
Elentec Company, Ltd.	3,837	15,230
e-LITECOM Company, Ltd.	2,998	18,754
E-MART, Inc.	8,892	1,622,034
Eugene Corp. (B)	23,025	110,669
Eugene Investment & Securities
Company, Ltd. (A)	34,528	88,439
Eusu Holdings Company, Ltd.	6,851	42,664
FarmStory Company, Ltd. (A)	15,645	17,653
Feelux Company, Ltd.	4,531	11,779
Fila Korea, Ltd.	985	58,962
Gaon Cable Company, Ltd.	1,692	34,699
GOLFZONNEWDIN Company, Ltd.	5,086	23,327
GS Engineering & Construction
Corp. (A)	15,128	353,282
GS Global Corp. (A)	18,463	48,970
GS Holdings Corp.	27,476	1,578,135
Gwangju Shinsegae Company, Ltd.	425	86,820
Halla Corp. (A)	14,352	50,837
Halla Holdings Corp.	5,029	276,606
Han Kuk Carbon Company, Ltd.	16,408	83,717
Hana Financial Group, Inc.	87,397	3,625,818
Hana Micron, Inc. (A)	7,137	32,032
Handsome Company, Ltd.	4,730	127,893
Hanil Cement Company, Ltd.	1,800	184,872
Hanjin Heavy Industries & Construction
Company, Ltd. (A)	31,069	103,326
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (A)	3,239	13,814
Hanjin Kal Corp. (A)(B)	17,644	325,020
Hanjin Transportation Company, Ltd.	3,283	85,816
Hankuk Paper Manufacturing
Company, Ltd.	2,119	50,350
Hanshin Construction Company, Ltd.	2,652	37,451
Hansol Holdings Company, Ltd. (A)	20,990	109,571
Hansol HomeDeco Company, Ltd. (A)	32,560	40,283
Hansol Paper Company, Ltd.	2,978	43,317
Hanwha Chemical Corp.	64,406	1,832,505
Hanwha Corp.	24,645	950,016
Hanwha Galleria Timeworld
Company, Ltd. (A)	709	15,599
Hanwha General Insurance
Company, Ltd. (B)	23,581	165,623
Hanwha Investment & Securities
Company, Ltd. (A)	38,384	94,515
Hanwha Life Insurance Company, Ltd.	136,039	814,921
Hanwha Techwin Company, Ltd. (A)	9,175	266,375
Hanyang Securities Company, Ltd.	4,374	32,035
Heung-A Shipping Company, Ltd. (B)	65,163	70,175
Heungkuk Fire & Marine Insurance
Company, Ltd. (A)	2,960	17,029
Hite Jinro Company, Ltd.	8,261	189,908
Hitejinro Holdings Company, Ltd.	4,248	41,251
HMC Investment Securities
Company, Ltd.	9,365	87,731
HS R&A Company, Ltd.	15,740	31,307
Humax Company, Ltd.	9,573	77,759
Huons Global Company, Ltd.	1,149	43,463

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Huvis Corp.	7,469	$52,153
Hwa Shin Company, Ltd.	8,422	35,778
Hwacheon Machine Tool Company, Ltd.	269	12,477
Hwangkum Steel & Technology
Company, Ltd.	1,314	11,157
HwaSung Industrial Company, Ltd.	4,800	58,773
Hy-Lok Corp.	1,679	30,987
Hyundai BNG Steel Company, Ltd.	5,400	54,397
Hyundai Construction Equipment
Company, Ltd. (A)(B)	824	269,302
Hyundai Corp.	3,928	71,751
Hyundai Department Store
Company, Ltd.	8,569	662,045
Hyundai Development Co-Engineering &
Construction	12,447	389,115
Hyundai Electric & Energy System
Company, Ltd. (A)(B)	853	171,263
Hyundai Engineering & Construction
Company, Ltd.	48,847	1,641,366
Hyundai Engineering Plastics
Company, Ltd.	3,117	17,908
Hyundai Greenfood Company, Ltd.	11,459	155,092
Hyundai Home Shopping Network Corp.	2,047	216,480
Hyundai Hy Communications &
Network Company, Ltd.	20,470	64,100
Hyundai Mipo Dockyard
Company, Ltd. (A)	2,192	180,915
Hyundai Mobis Company, Ltd.	15,103	3,170,993
Hyundai Motor Company	59,279	7,798,271
Hyundai Robotics Company, Ltd. (A)	2,768	1,033,522
Hyundai Rotem Company, Ltd. (A)	1,803	27,951
Hyundai Steel Company	39,817	1,842,393
Hyundai Wia Corp. (B)	10,096	576,494
Iljin Electric Company, Ltd.	8,990	35,433
Iljin Holdings Company, Ltd.	8,578	41,023
Ilshin Spinning Company, Ltd.	712	72,836
Ilsung Pharmaceuticals Company, Ltd.	353	42,439
iMarketKorea, Inc.	2,516	21,154
Industrial Bank of Korea	108,150	1,363,379
Interpark Holdings Corp.	25,354	94,432
Inzi Controls Company, Ltd.	2,171	11,393
ISU Chemical Company, Ltd. (B)	3,490	50,442
IsuPetasys Company, Ltd.	9,598	38,449
Jahwa Electronics Company, Ltd.	1,405	26,602
JB Financial Group Company, Ltd.	54,482	285,949
Jeil Savings Bank (A)(D)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	42,533
KB Financial Group, Inc.	10,771	529,924
KB Financial Group, Inc., ADR	91,112	4,467,221
KC Green Holdings Company, Ltd.	2,764	12,434
KCC Corp.	1,061	347,619
KEC Corp. (A)	19,093	23,050
Keyang Electric Machinery
Company, Ltd.	355	1,431
KG Chemical Corp.	4,747	75,561
KG Eco Technology Service
Company, Ltd.	7,080	25,437
KH Vatec Company, Ltd.	6,230	46,589
Kia Motors Corp.	132,363	3,662,063
KISCO Corp.	2,680	89,137
KISCO Holdings Company, Ltd.	778	53,276
KISWIRE, Ltd.	3,742	114,192
KleanNara Company, Ltd. (A)	4,525	17,067
KMH Company, Ltd. (A)	7,293	61,799
Kolon Corp.	1,320	75,548
Kolon Global Corp.	2,757	23,349
Kolon Industries, Inc.	10,254	635,075
Korea Cast Iron Pipe Industries
Company, Ltd.	1,146	9,145
Korea Circuit Company, Ltd.	6,559	107,152
Korea Electric Terminal Company, Ltd.	639	41,747
Korea Flange Company, Ltd.	2,370	21,435
Korea Investment Holdings
Company, Ltd.	15,560	834,723
Korean Air Lines Company, Ltd. (A)	12,088	325,865
Korean Reinsurance Company, Ltd.	37,008	367,074
Kortek Corp.	5,352	63,439
KPX Chemical Company, Ltd.	933	58,720
KSS LINE, Ltd.	5,342	43,427
KT Hitel Company, Ltd. (A)	2,596	12,060
KTB Investment & Securities
Company, Ltd. (A)	21,545	65,036
KTCS Corp.	21,201	42,823
Ktis Corp.	3,993	10,420
Kukdo Chemical Company, Ltd.	1,414	68,199
Kumho Electric Company, Ltd. (A)	1,234	8,623
Kumho Tire Company, Inc. (A)(B)	36,351	190,090
Kumkang Kind Company, Ltd.	1,497	39,668
Kwangju Bank Company, Ltd.	13,655	145,088
Kyeryong Construction
Industrial Company, Ltd. (A)	2,811	42,729
Kyobo Securities Company, Ltd.	9,350	72,934
Kyungbang, Ltd.	5,320	65,489
Kyungchang Industrial Company, Ltd.	2,778	9,454
Kyung-In Synthetic Corp.	4,918	18,126
LF Corp.	11,362	254,724
LG Corp.	24,040	1,697,504
LG Display Company, Ltd., ADR	256,338	3,440,056
LG Electronics, Inc.	56,809	4,102,824
LG Hausys, Ltd.	3,823	298,144
LG International Corp.	13,222	315,961
LG Uplus Corp.	17,921	209,241
Lotte Chilsung Beverage Company, Ltd.	172	204,279
Lotte Confectionery Company, Ltd.	409	59,678
LOTTE Fine Chemical Company, Ltd.	9,739	352,099
Lotte Food Company, Ltd.	212	112,869
LOTTE Himart Company, Ltd.	3,540	203,312
Lotte Non-Life Insurance Company, Ltd.	30,709	95,512
Lotte Shopping Company, Ltd. (D)	4,839	1,046,549
LS Corp.	11,213	773,698
Lumens Company, Ltd. (A)	25,793	73,891
MegaStudy Company, Ltd.	825	22,366
Meritz Securities Company, Ltd.	4,595	17,742
Mi Chang Oil Industrial Company, Ltd.	546	42,093
Mirae Asset Daewoo Company, Ltd.	91,512	789,645
Mirae Asset Life Insurance
Company, Ltd.	46,502	202,895
MK Electron Company, Ltd.	7,860	77,809
MNTech Company, Ltd. (A)	3,764	16,900
Mobase Company, Ltd.	1,536	9,345
Moorim P&P Company, Ltd.	11,015	41,014
Moorim Paper Company, Ltd. (A)	13,820	29,717
Namyang Dairy Products Company, Ltd.	211	122,840
Neowiz (A)	7,188	67,036
Nexen Corp.	9,530	68,538
Nexen Tire Corp.	2,724	31,554
NH Investment & Securities
Company, Ltd.	43,417	518,542
NHN Entertainment Corp. (A)	1,627	97,246
Nong Shim Holdings Company, Ltd.	962	92,418

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NongShim Company, Ltd.	857	$256,979
NOROO Paint & Coatings
Company, Ltd.	3,102	22,944
OCI Company, Ltd.	7,284	653,444
Opto Device Technology Company, Ltd.	2,641	17,236
Pan Ocean Company, Ltd. (A)	93,780	442,375
PaperCorea, Inc. (A)(B)	9,235	18,328
Paru Company, Ltd. (A)(B)	8,628	29,666
Poonglim Industrial
Company, Ltd. (A)(D)	189	30
Poongsan Corp.	12,154	546,240
Poongsan Holdings Corp.	1,404	68,718
POSCO	25,671	7,133,572
POSCO Coated & Color Steel
Company, Ltd.	1,656	42,864
POSCO Daewoo Corp.	9,366	158,270
POSCO, ADR (B)	41,892	2,907,305
Power Logics Company, Ltd. (A)	13,310	69,906
Pyeong Hwa Automotive Company, Ltd.	4,945	42,826
RFTech Company, Ltd. (A)	5,220	25,083
S&T Dynamics Company, Ltd. (A)	12,563	88,974
S&T Holdings Company, Ltd.	4,696	64,224
S&T Motiv Company, Ltd.	5,552	233,318
Sajo Industries Company, Ltd.	565	33,099
Sam Young Electronics Company, Ltd.	4,313	51,280
SAMHWA Paints Industrial
Company, Ltd.	2,462	16,733
Samick Musical Instruments
Company, Ltd.	6,464	9,813
Samjin LND Company, Ltd. (A)(B)	9,393	21,131
Sammok S-Form Company, Ltd.	3,036	34,523
SAMPYO Cement Company, Ltd. (A)	14,943	40,112
Samsung Card Company, Ltd.	10,778	347,545
Samsung Fire & Marine
Insurance Company, Ltd.	906	222,025
Samsung Heavy Industries
Company, Ltd. (A)	90,149	884,459
Samsung Life Insurance Company, Ltd.	21,564	2,131,533
Samsung SDI Company, Ltd.	1,246	216,791
Samsung Securities Company, Ltd.	18,304	554,164
Samyang Corp.	1,275	104,708
Samyang Holdings Corp.	2,059	159,177
Samyang Tongsang Company, Ltd.	893	34,047
Sangsin Brake	3,243	20,999
SAVEZONE I&C CORP.	6,270	27,767
SBS Media Holdings Company, Ltd.	23,148	57,540
Seah Besteel Corp.	7,041	193,906
SeAH Holdings Corp.	352	44,362
SeAH Steel Corp.	1,700	140,086
Sebang Company, Ltd.	5,267	66,468
Sebang Global Battery Company, Ltd.	3,884	121,165
Sejong Industrial Company, Ltd.	6,392	40,557
Seohan Company, Ltd.	11,890	21,825
Seohee Construction Company, Ltd.	42,626	38,411
Seoyon Company, Ltd.	7,014	45,638
Seoyon E-Hwa Company, Ltd.	1,162	10,575
Sewon Precision Industry Company, Ltd.	547	7,975
SG&G Corp. (A)	5,393	14,221
Shinhan Financial Group Company, Ltd.,
ADR (B)	173,010	7,664,343
Shinsegae Engineering & Construction
Company, Ltd.	621	16,634
Shinsegae Information & Communication
Company, Ltd.	621	40,888
Shinsegae, Inc.	2,933	499,615
Shinsung Tongsang Company, Ltd. (A)	24,560	19,728
Shinwha Intertek Corp.	7,824	17,835
Shinwon Corp. (A)	10,643	16,401
Shinyoung Securities Company, Ltd.	1,830	91,159
Signetics Corp. (A)	24,925	30,961
Silla Company, Ltd.	1,581	20,030
SIMPAC, Inc.	4,415	17,297
Sindoh Company, Ltd.	1,959	109,128
SK Chemicals Company, Ltd.	9,080	518,993
SK Gas, Ltd.	2,580	212,746
SK Holdings Company, Ltd.	1,334	336,439
SK Innovation Company, Ltd.	30,525	5,320,328
SK Networks Company, Ltd.	63,590	401,175
SKC Company, Ltd.	14,423	520,631
SL Corp.	8,569	139,330
Ssangyong Cement Industrial
Company, Ltd.	14,795	153,264
Ssangyong Motor Company (A)	9,105	41,212
Sunchang Corp.	2,607	18,008
Sung Kwang Bend Company, Ltd. (B)	7,945	64,954
Sungchang Enterprise Holdings, Ltd.	9,150	22,149
Sungshin Cement Company, Ltd. (A)	9,269	42,931
Sungwoo Hitech Company, Ltd.	19,817	105,042
Taekwang Industrial Company, Ltd.	268	262,256
Taewoong Company, Ltd. (A)	5,167	75,261
Taeyoung Engineering & Construction
Company, Ltd. (A)	26,384	194,601
Tailim Packaging Company, Ltd.	9,651	20,106
TBH Global Company, Ltd. (A)	4,918	37,097
The LEADCORP, Inc.	9,683	56,198
The WillBes & Company (A)	21,723	31,955
TK Chemical Corp. (A)	21,204	36,797
TK Corp.	8,542	69,439
Tong Yang Moolsan Company, Ltd. (B)	15,100	22,396
Tongyang Life Insurance Company, Ltd.	24,521	163,917
Tongyang, Inc.	19,311	30,977
Top Engineering Company, Ltd.	5,334	31,383
Tovis Company, Ltd.	8,841	61,540
TS Corp.	1,935	42,758
Ubiquoss Holdings, Inc.	4,254	21,131
Ubiquoss, Inc. (A)	535	7,490
UIL Company, Ltd.	1,920	13,425
Uju Electronics Company, Ltd.	3,028	33,748
Unid Company, Ltd.	2,769	120,999
Visang Education, Inc.	1,644	15,526
Wonik Holdings Company, Ltd. (A)	8,587	56,906
Woongjin Company, Ltd. (A)	25,720	50,671
Woongjin Thinkbig Company, Ltd. (A)	1,984	12,047
Woori Bank	127,554	1,991,345
Woori Bank, ADR	83	3,869
Y G-1 Company, Ltd.	5,659	60,917
YESCO Company, Ltd.	1,950	64,010
Yoosung Enterprise Company, Ltd.	6,386	20,659
YooSung T&S Company, Ltd.	6,997	23,370
Youlchon Chemical Company, Ltd.	6,065	74,128
Young Poong Corp.	143	137,114
Youngone Corp.	10,160	289,385
Youngone Holdings Company, Ltd.	1,499	66,741
Yuanta Securities Korea
Company, Ltd. (A)	12,273	36,004
Zeus Company, Ltd.	2,998	43,305
		109,403,523
Taiwan - 16.1%
Ability Enterprise Company, Ltd.	104,979	73,565
AcBel Polytech, Inc.	102,000	77,810

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Acer, Inc. (A)	767,452	$384,098
ACES Electronic Company, Ltd.	29,000	25,423
Achem Technology Corp. (A)	128,173	45,253
Advanced International Multitech
Company, Ltd.	11,000	15,431
Advancetek Enterprise Company, Ltd.	24,186	14,769
AGV Products Corp. (A)	244,716	61,633
ALI Corp. (A)	19,000	11,645
Alpha Networks, Inc.	135,500	107,933
Altek Corp.	102,104	93,532
AmTRAN Technology Company, Ltd.	106,185	57,509
APCB, Inc.	61,000	57,163
Apex International Company, Ltd.	19,790	13,589
Apex Science & Engineering	43,472	12,019
Arcadyan Technology Corp.	36,000	58,213
Ardentec Corp.	131,003	115,088
Asia Cement Corp.	751,805	664,207
Asia Optical Company, Inc.	96,000	354,543
Asia Pacific Telecom Company, Ltd. (A)	502,000	169,041
Asia Polymer Corp.	103,031	64,462
Asia Vital Components Company, Ltd.	148,328	125,501
Asustek Computer, Inc.	231,000	1,903,627
AU Optronics Corp., ADR (B)	494,240	1,996,730
Audix Corp.	13,000	17,077
Avermedia Technologies, Inc. (A)	62,000	24,775
Avision, Inc. (A)	98,751	22,083
AVY Precision Technology, Inc.	14,786	23,826
Bank of Kaohsiung Company, Ltd.	258,833	79,432
BenQ Materials Corp. (A)	25,000	15,813
BES Engineering Corp.	370,700	80,908
Biostar Microtech International
Corp. (A)	67,000	29,423
Bright Led Electronics Corp.	55,000	28,712
Cameo Communications, Inc.	91,944	26,267
Capital Securities Corp.	919,069	307,803
Career Technology MFG. Company, Ltd.	95,000	73,022
Carnival Industrial Corp. (A)	131,000	21,051
Casetek Holdings, Ltd.	51,000	166,289
Cathay Financial Holding Company, Ltd.	2,050,000	3,266,883
Cathay Real Estate Development
Company, Ltd.	317,400	174,994
ChainQui Construction Development
Company, Ltd.	17,000	10,545
Champion Building Materials
Company, Ltd. (A)	120,132	30,220
Chang Hwa Commercial Bank, Ltd.	2,570,656	1,391,566
CHC Healthcare Group	11,000	13,999
Cheng Loong Corp.	416,320	245,436
Cheng Uei Precision Industry
Company, Ltd.	218,629	303,038
Chia Chang Company, Ltd.	33,000	25,665
Chia Hsin Cement Corp.	172,773	71,569
Chien Kuo Construction Company, Ltd.	72,000	25,419
Chilisin Electronics Corp.	11,000	31,143
Chimei Materials Technology Corp. (A)	122,000	56,385
China Airlines, Ltd. (A)	1,492,910	563,853
China Bills Finance Corp.	328,000	160,146
China Chemical & Pharmaceutical
Company, Ltd.	143,000	84,205
China Development Financial
Holding Corp.	4,123,208	1,239,416
China Electric Manufacturing Corp. (A)	93,000	28,319
China General Plastics Corp.	206,330	205,660
China Life Insurance Company, Ltd.	704,476	664,357
China Man-Made Fiber Corp. (A)	342,800	96,254
China Metal Products Company, Ltd.	138,513	136,481
China Motor Corp.	119,125	105,159
China Petrochemical Development
Corp. (A)	649,550	298,492
China Steel Corp.	5,106,180	4,104,934
China Steel Structure Company, Ltd.	50,000	32,421
China Synthetic Rubber Corp.	170,406	252,682
China Wire & Cable Company, Ltd.	51,380	44,665
Chinese Maritime Transport, Ltd.	38,330	35,451
Chin-Poon Industrial Company, Ltd.	118,571	227,882
Chipbond Technology Corp.	286,000	478,471
ChipMOS TECHNOLOGIES, INC.	39,000	38,088
Chong Hong Construction
Company, Ltd.	15,000	34,574
Chun YU Works & Company, Ltd.	97,000	46,515
Chun Yuan Steel	275,874	102,451
Chung Hung Steel Corp. (A)	235,625	82,183
Chung Hwa Pulp Corp.	252,977	91,079
Chung-Hsin Electric & Machinery
Manufacturing Corp.	209,500	145,205
Chunghwa Picture Tubes, Ltd. (A)	1,694,429	170,984
Clevo Company	198,000	192,598
CMC Magnetics Corp. (A)	1,065,443	148,483
CoAsia Microelectronics Corp. (A)	46,764	23,723
Collins Company, Ltd.	26,626	9,830
Compal Electronics, Inc.	2,057,000	1,463,210
Compeq Manufacturing Company, Ltd.	435,000	474,426
Continental Holdings Corp.	153,050	64,651
Coretronic Corp.	243,000	284,388
Coxon Precise Industrial
Company, Ltd. (A)	59,000	54,339
CSBC Corp. Taiwan (A)	147,100	59,452
CTBC Financial Holding Company, Ltd.	7,163,348	4,496,428
CviLux Corp.	24,960	25,561
Cyberlink Corp.	7,000	14,414
CyberTAN Technology, Inc.	35,000	21,334
DA CIN Construction Company, Ltd.	62,000	35,075
Danen Technology Corp. (A)	94,000	22,123
Darfon Electronics Corp.	122,850	105,702
Darwin Precisions Corp.	205,099	162,081
Delpha Construction Company, Ltd.	30,261	13,582
Depo Auto Parts Industrial
Company, Ltd.	36,000	95,377
D-Link Corp. (A)	235,511	85,599
Dynamic Electronics Company, Ltd. (A)	159,762	59,650
Dynapack International
Technology Corp.	29,000	37,812
E Ink Holdings, Inc.	273,000	383,945
E.Sun Financial Holding Company, Ltd.	3,993,730	2,386,828
Eastern Media International Corp. (A)	241,608	70,184
Edimax Technology Company, Ltd.	53,404	17,807
Edison Opto Corp. (A)	62,000	29,497
Edom Technology Company, Ltd.	44,000	22,665
Elite Semiconductor Memory
Technology, Inc.	39,000	51,960
Elitegroup Computer Systems
Company, Ltd. (A)	92,104	70,018
Emerging Display Technologies Corp.	32,000	10,088
ENG Electric Company, Ltd.	52,738	26,089
EnTie Commercial Bank Company, Ltd.	106,000	44,064
Epistar Corp. (A)	219,312	279,884
Eva Airways Corp.	962,005	469,721
Everest Textile Company, Ltd.	107,120	53,403
Evergreen International Storage &
Transport Corp.	311,600	142,483

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Evergreen Marine Corp Taiwan, Ltd. (A)	531,063	$307,015
Everlight Chemical Industrial Corp.	68,250	42,346
Everlight Electronics Company, Ltd.	125,000	197,760
Excelsior Medical Company, Ltd.	46,695	68,521
Far Eastern Department Stores, Ltd.	452,720	227,876
Far Eastern International Bank	1,366,895	426,651
Far Eastern New Century Corp.	1,565,249	1,241,083
Farglory F T Z Investment Holding
Company, Ltd. (A)	45,000	20,566
Farglory Land Development
Company, Ltd.	153,530	173,302
Federal Corp.	241,847	112,994
Feedback Technology Corp.	12,000	28,981
First Copper Technology
Company, Ltd. (A)	81,000	26,673
First Financial Holding Company, Ltd.	3,726,705	2,393,553
First Steamship Company, Ltd. (A)	283,807	74,369
Formosa Advanced Technologies
Company, Ltd.	24,000	26,943
Formosa Chemicals & Fibre Corp.	65,000	197,930
Formosa Taffeta Company, Ltd.	138,000	138,954
Formosan Rubber Group, Inc.	187,020	94,474
Formosan Union Chemical	195,014	115,178
Fortune Electric Company, Ltd.	35,000	22,934
Founding Construction & Development
Company, Ltd.	109,566	56,032
Foxconn Technology Company, Ltd.	284,626	823,712
Foxlink Image Technology
Company, Ltd.	67,000	39,949
Froch Enterprise Company, Ltd.	43,060	21,565
FSP Technology, Inc.	41,227	29,880
Fubon Financial Holding Company, Ltd.	2,592,417	4,051,355
Fullerton Technology Company, Ltd.	49,460	38,590
Fulltech Fiber Glass Corp.	149,616	73,193
Fwusow Industry Company, Ltd.	55,995	33,098
G Shank Enterprise Company, Ltd.	40,535	33,763
Gallant Precision Machining
Company, Ltd.	66,000	49,409
Gemtek Technology Corp.	165,697	130,919
Getac Technology Corp.	132,000	183,298
Giantplus Technology Company, Ltd.	30,000	22,539
Gigabyte Technology Company, Ltd.	250,000	315,865
Gigastorage Corp. (A)	106,000	62,063
Gintech Energy Corp. (A)	194,670	111,414
Global Brands Manufacture, Ltd.	171,806	70,634
Global Lighting Technologies, Inc.	23,000	33,141
Globe Union Industrial Corp.	96,750	58,135
Gloria Material Technology Corp.	294,684	195,553
Gold Circuit Electronics, Ltd. (A)	213,204	66,042
Goldsun Building Materials
Company, Ltd. (A)	395,714	119,153
Grand Ocean Retail Group, Ltd. (A)	18,000	13,668
Grand Pacific Petrochemical Corp.	371,000	278,839
Great Wall Enterprise Company, Ltd.	153,400	162,165
Green Energy Technology, Inc. (A)	92,194	53,535
Hannstar Board Corp.	128,759	65,340
HannStar Display Corp.	644,842	250,494
HannsTouch Solution, Inc. (A)	226,000	76,573
Harvatek Corp. (A)	74,836	37,435
Hey Song Corp.	136,000	139,574
Hitron Technology, Inc.	35,000	25,041
Ho Tung Chemical Corp. (A)	422,399	126,349
Hocheng Corp. (A)	150,500	46,832
Holy Stone Enterprise Company, Ltd.	96,300	129,904
Hon Hai Precision Industry
Company, Ltd.	1,231,310	4,276,226
Hong Pu Real Estate Development
Company, Ltd.	123,000	85,425
Hong TAI Electric Industrial	72,000	24,123
Hong YI Fiber Industry Company	37,000	28,229
Horizon Securities Company, Ltd. (A)	156,000	39,334
Hsin Kuang Steel Company, Ltd.	83,085	75,802
HTC Corp. (A)	174,000	436,222
HUA ENG Wire & Cable
Company, Ltd. (A)	90,000	29,017
Hua Nan Financial Holdings
Company, Ltd.	3,312,897	1,799,187
Huaku Development Company, Ltd.	86,000	187,940
Huang Hsiang Construction Company	35,000	32,253
Hung Ching Development &
Construction Company, Ltd.	31,000	19,592
Hung Sheng Construction Company, Ltd.	171,200	126,487
Hwa Fong Rubber Industrial
Company, Ltd.	59,160	21,779
Ichia Technologies, Inc. (A)	151,180	91,263
I-Chiun Precision Industry
Company, Ltd. (A)	98,000	34,439
Infortrend Technology, Inc.	94,000	43,905
Innolux Corp.	3,839,561	1,797,241
Inventec Corp.	814,000	602,682
ITE Technology, Inc.	12,000	13,325
Jarllytec Company, Ltd.	9,000	15,630
Jess-Link Products Company, Ltd. (D)	57,000	58,526
Jih Sun Financial Holdings
Company, Ltd.	737,946	176,352
Jinli Group Holdings, Ltd.	28,840	25,723
Johnson Health Tech Company, Ltd.	20,000	24,016
K Laser Technology, Inc.	55,214	27,883
Kaulin Manufacturing Company, Ltd.	29,000	19,141
KEE TAI Properties Company, Ltd.	129,000	42,806
Kenmec Mechanical Engineering
Company, Ltd. (A)	44,000	14,493
Kindom Construction Corp.	117,000	68,426
King Chou Marine Technology
Company Ltd.	13,260	14,721
King Yuan Electronics Company, Ltd.	528,796	519,821
King’s Town Bank Company, Ltd.	487,000	514,640
King’s Town Construction
Company, Ltd. (A)	15,300	11,711
Kinko Optical Company, Ltd.	36,000	55,301
Kinpo Electronics, Inc.	689,269	234,417
Kinsus Interconnect Technology Corp.	88,000	207,431
KS Terminals, Inc.	37,000	81,269
Kuo Toong International
Company, Ltd. (A)	80,897	48,111
Kuoyang Construction Company, Ltd.	69,335	27,456
Kwong Fong Industries Corp.	53,198	38,099
Kwong Lung Enterprise Company, Ltd.	10,000	14,365
KYE Systems Corp. (A)	99,651	32,678
L&K Engineering Company, Ltd.	74,000	80,218
LAN FA Textile (A)	34,863	9,401
LCY Chemical Corp.	145,000	193,501
Leader Electronics, Inc.	51,000	16,501
Lealea Enterprise Company, Ltd. (A)	334,124	113,145
LES Enphants Company, Ltd. (A)	64,000	24,596
Lextar Electronics Corp. (A)	78,000	45,517
Li Peng Enterprise Company, Ltd. (A)	287,030	78,957
Lien Hwa Industrial Corp.	379,861	369,744
Lingsen Precision Industries, Ltd.	206,481	118,810

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lite-On Semiconductor Corp.	125,693	$149,449
Lite-On Technology Corp.	775,841	1,111,352
Long Bon International Company, Ltd.	34,000	15,986
Long Chen Paper Company, Ltd.	355,884	526,787
Longwell Company	23,000	44,078
Lotes Company, Ltd.	9,000	55,024
Lucky Cement Corp.	141,000	40,565
Lumax International Corp., Ltd.	8,000	15,334
Marketech International Corp.	67,000	86,219
Masterlink Securities Corp.	592,128	163,150
MediaTek, Inc.	271,000	2,550,083
Mega Financial Holding Company, Ltd.	3,377,472	2,643,698
Meiloon Industrial Company, Ltd. (A)(D)	44,000	41,683
Mercuries & Associates Holding, Ltd.	62,916	46,535
Mercuries Life Insurance
Company, Ltd. (A)	366,416	182,681
MIN AIK Technology Company, Ltd.	35,000	31,331
Mitac Holdings Corp.	343,109	416,278
Motech Industries, Inc. (A)	172,181	130,406
Nan Ya Printed Circuit Board Corp. (A)	87,000	68,508
Nantex Industry Company, Ltd.	56,253	41,051
Neo Solar Power Corp. (A)	128,000	65,578
Nien Hsing Textile Company, Ltd.	138,000	105,417
Nishoku Technology, Inc.	6,000	13,736
Ocean Plastics Company, Ltd. (A)	26,000	24,748
OptoTech Corp. (D)	305,000	217,643
Orient Semiconductor
Electronics, Ltd. (A)	142,000	42,855
Oriental Union Chemical Corp. (A)	65,000	52,272
Pacific Construction Company	89,289	30,378
Pan Jit International, Inc.	185,000	135,998
Pan-International Industrial Corp.	32,481	26,274
Paragon Technologies Company, Ltd. (A)	28,904	40,077
Pegatron Corp.	674,660	1,756,693
Phihong Technology Company, Ltd. (A)	97,274	39,381
Portwell, Inc. (A)	15,000	24,639
Pou Chen Corp.	140,348	176,459
President Securities Corp. (A)	466,845	219,737
Prime Electronics & Satellitics, Inc. (A)	50,000	14,994
Prince Housing & Development Corp.	480,555	178,399
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	14,000	12,955
Promise Technology, Inc. (A)	44,000	17,650
Qisda Corp.	817,280	578,088
Qualipoly Chemical Corp.	22,332	22,957
Quanta Storage, Inc.	82,000	110,250
Quintain Steel Company, Ltd. (A)	113,111	33,043
Radiant Opto-Electronics Corp.	185,000	434,368
Radium Life Tech Company, Ltd. (A)	371,335	160,527
Rich Development Company, Ltd.	191,000	58,113
Ritek Corp. (A)	944,353	160,158
Ruentex Development
Company, Ltd. (A)	221,939	203,818
Sampo Corp.	145,338	70,758
San Far Property, Ltd. (A)	55,000	19,516
Sanyang Motor Company, Ltd.	150,000	105,386
SCI Pharmtech, Inc.	11,000	22,513
Sesoda Corp.	62,842	59,742
Sheng Yu Steel Company, Ltd.	34,000	37,209
ShenMao Technology, Inc.	13,000	11,075
Shih Wei Navigation Company, Ltd. (A)	56,740	16,290
Shihlin Electric & Engineering Corp.	31,000	41,771
Shin Kong Financial Holding
Company, Ltd.	2,868,170	860,621
Shin Zu Shing Company, Ltd.	51,000	137,521
Shining Building Business
Company, Ltd. (A)	51,975	17,239
Shinkong Insurance Company, Ltd.	116,000	101,034
Shinkong Synthetic Fibers Corp.	580,239	174,318
Shuttle, Inc.	112,000	40,133
Sigurd Microelectronics Corp.	213,293	177,150
Silicon Integrated Systems Corp. (A)	195,770	48,443
Simplo Technology Company, Ltd.	22,200	118,034
Sincere Navigation Corp.	157,000	111,746
Sinher Technology, Inc.	9,000	14,960
Sino-American Silicon Products, Inc. (A)	252,000	524,695
Sinon Corp.	195,650	111,673
SinoPac Financial Holdings
Company, Ltd.	3,982,952	1,193,558
Sinphar Pharmaceutical Company, Ltd.	42,680	30,993
Sirtec International Company, Ltd.	17,000	28,195
Siward Crystal Technology
Company, Ltd.	64,213	40,617
Solar Applied Materials Technology
Company (A)	134,878	69,223
Solartech Energy Corp. (A)	149,624	65,273
Southeast Cement Company, Ltd.	66,000	32,659
Spirox Corp.	35,681	24,436
Sunplus Technology Company, Ltd.	173,000	92,982
Sunrex Technology Corp. (D)	51,469	30,831
Sunspring Metal Corp.	18,000	22,509
Supreme Electronics Company, Ltd.	180,997	179,574
Sweeten Real Estate Development
Company, Ltd.	39,743	18,225
Syncmold Enterprise Corp.	12,000	27,495
Synnex Technology International Corp.	300,550	361,194
Systex Corp.	54,000	101,814
TA Chen Stainless Pipe	300,009	173,427
Ta Ya Electric Wire & Cable (A)	68,436	17,133
TA-I Technology Company, Ltd.	52,772	42,497
Taichung Commercial Bank
Company, Ltd.	1,179,392	375,484
Taiflex Scientific Company, Ltd.	56,100	87,620
Tainan Enterprises Company, Ltd.	60,250	47,994
Tainan Spinning Company, Ltd.	644,638	285,065
Tainergy Tech Company, Ltd. (A)	40,000	16,935
Taishin Financial Holding Company, Ltd.	3,011,128	1,297,566
Taiwan Business Bank	1,727,352	470,881
Taiwan Cement Corp.	1,516,983	1,693,664
Taiwan Chinsan Electronic Industrial
Company, Ltd.	12,000	21,734
Taiwan Cogeneration Corp.	125,434	96,203
Taiwan Cooperative Financial Holding
Company, Ltd.	2,529,106	1,306,656
Taiwan Fertilizer Company, Ltd.	220,000	285,088
Taiwan Fire & Marine Insurance
Company, Ltd.	28,000	18,429
Taiwan FU Hsing Industrial
Company, Ltd.	45,000	58,001
Taiwan Glass Industry Corp. (A)	430,319	219,656
Taiwan Hon Chuan Enterprise
Company, Ltd.	112,000	203,467
Taiwan Hopax Chemicals Manufacturing
Company, Ltd.	80,200	51,123
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Land Development Corp. (A)	312,348	105,677
Taiwan Mask Corp. (A)	73,150	42,988
Taiwan Navigation Company, Ltd. (A)	49,000	23,622
Taiwan PCB Techvest Company, Ltd.	78,000	82,134
Taiwan Pulp & Paper Corp. (A)	167,640	112,088

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Company, Ltd.	11,000	$19,852
Taiwan Shin Kong Security
Company, Ltd.	10,000	12,830
Taiwan Styrene Monomer	143,000	91,920
Taiwan Surface Mounting
Technology Corp.	71,225	60,785
Taiwan TEA Corp.	175,000	91,872
Taiyen Biotech Company, Ltd.	63,137	58,471
Tatung Company, Ltd. (A)	518,200	212,542
Te Chang Construction Company, Ltd.	12,716	8,810
Teco Electric & Machinery
Company, Ltd.	796,000	713,893
Tex-Ray Industrial Company, Ltd. (A)	16,800	5,849
The Ambassador Hotel	54,000	41,861
The First Insurance Company, Ltd.	104,475	45,341
Thye Ming Industrial Company, Ltd.	11,000	13,513
Ton Yi Industrial Corp.	325,000	149,080
Tong Yang Industry Company, Ltd.	96,627	197,571
Tong-Tai Machine & Tool
Company, Ltd.	104,588	70,906
Topoint Technology Company, Ltd.	70,212	48,558
TPK Holding Company, Ltd. (A)	62,000	200,678
Tripod Technology Corp.	154,000	534,273
TrueLight Corp.	17,000	20,533
TSEC Corp. (A)	47,000	15,367
TSRC Corp.	88,000	93,021
Tung Ho Steel Enterprise Corp.	266,000	212,105
TXC Corp.	100,000	129,858
TYC Brother Industrial Company, Ltd.	50,511	53,907
Tycoons Group Enterprise
Company, Ltd. (A)	14,768	3,010
Tyntek Corp.	157,361	68,955
U-Ming Marine Transport Corp. (A)	197,000	223,203
Unimicron Technology Corp.	780,000	421,301
Union Bank of Taiwan	642,834	189,177
Unitech Printed Circuit Board Corp. (A)	260,975	92,735
United Microelectronics Corp.	6,476,794	3,245,001
United Radiant Technology	20,000	11,405
Unity Opto Technology Company, Ltd.	85,000	33,838
Universal Cement Corp.	147,483	112,177
Unizyx Holding Corp.	154,000	71,686
UPC Technology Corp.	416,309	221,562
USI Corp.	347,820	171,123
Ve Wong Corp.	61,993	48,892
Victory New Materials, Ltd. Company	26,400	40,162
Wafer Works Corp. (A)	165,482	145,109
Wah Lee Industrial Corp.	76,000	124,998
Walsin Lihwa Corp.	870,000	398,216
Walsin Technology Corp.	199,735	496,879
Walton Advanced Engineering, Inc.	112,584	54,804
Wan Hai Lines, Ltd.	303,050	185,086
Waterland Financial Holdings
Company, Ltd.	894,846	268,031
Well Shin Technology Company, Ltd.	30,000	52,561
Winbond Electronics Corp.	1,150,000	1,004,309
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines
Company, Ltd. (A)	97,026	87,716
Wistron Corp.	1,422,655	1,140,956
WPG Holdings, Ltd.	507,000	675,791
WT Microelectronics Company, Ltd.	158,493	250,830
WUS Printed Circuit Company, Ltd. (A)	114,750	75,258
Xxentria Technology Materials Corp.	19,000	42,975
Yang Ming Marine Transport Corp. (A)	195,560	81,495
YC Company, Ltd. (A)	169,637	75,004
YC INOX Company, Ltd.	91,800	75,204
Yeong Guan Energy Technology Group
Company, Ltd.	22,000	53,766
YFY, Inc. (A)	712,202	286,892
Yi Jinn Industrial Company, Ltd.	110,613	39,064
Yieh Phui Enterprise Company, Ltd.	648,620	241,302
Youngtek Electronics Corp.	14,000	25,054
Yuanta Financial Holdings
Company, Ltd.	3,907,319	1,684,804
Yulon Motor Company, Ltd.	381,000	326,292
Yungshin Construction & Development
Company, Ltd.	18,000	18,938
Zenitron Corp.	114,000	68,815
Zhen Ding Technology Holding, Ltd.	192,000	390,236
Zig Sheng Industrial Company, Ltd.	184,908	59,230
Zinwell Corp.	84,000	76,864
ZongTai Real Estate Development
Company, Ltd.	65,711	39,187
		103,792,788
Thailand - 2.7%
AAPICO Hitech PCL	144,720	117,452
AJ Plast PCL	43,100	18,162
Amata Corp. PCL	139,100	91,460
AP Thailand PCL	583,170	137,507
Asia Aviation PCL, NVDR	700,700	137,724
Bangchak Corp. PCL	260,000	312,557
Bangkok Airways PCL	112,800	62,901
Bangkok Bank PCL, Foreign Shares	25,300	148,155
Bangkok Bank PCL, NVDR	25,700	143,899
Bangkok Insurance PCL	4,550	48,159
Bangkok Land PCL	4,025,300	217,532
Banpu PCL	610,100	322,616
Cal-Comp Electronics Thailand PCL	997,998	105,479
Charoen Pokphand Foods PCL	608,900	489,350
Energy Earth PCL (D)	117,600	5,148
G J Steel PCL (A)	1,383,475	19,073
IRPC PCL	2,724,700	515,538
Jasmine International PCL	205,162	50,492
Kang Yong Electric PCL	1,500	21,881
Kasikornbank PCL, NVDR	210,300	1,307,846
KGI Securities Thailand PCL	266,400	33,102
Khon Kaen Sugar Industry PCL	389,800	53,101
Kiatnakin Bank PCL	120,100	251,464
Krung Thai Bank PCL	1,022,600	577,201
LH Financial Group PCL (B)	2,666,600	144,820
LPN Development PCL	253,300	94,288
MBK PCL	354,100	198,679
MCOT PCL (A)	42,500	16,316
Polyplex Thailand PCL	103,200	40,597
Precious Shipping PCL (A)	72,100	24,479
Property Perfect PCL	1,534,900	39,159
Pruksa Holding PCL	93,100	65,605
PTT Exploration & Production PCL,
Foreign Shares	591,900	1,590,914
PTT Global Chemical PCL	514,300	1,188,727
PTT PCL	495,800	6,071,141
Quality Houses PCL	1,558,100	129,029
Rojana Industrial Park PCL	149,200	27,321
Saha-Union PCL	57,800	71,048
Sansiri PCL	2,663,366	182,211
SC Asset Corp. PCL	1,017,596	104,459
Siam Future Development PCL	190,891	36,648
Siamgas & Petrochemicals PCL	121,600	72,697
Somboon Advance Technology PCL	68,200	35,599
Sri Trang Agro-Industry PCL	39,600	15,121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Srithai Superware PCL	283,000	$15,114
Star Petroleum Refining PCL	54,800	29,115
STP & I PCL (B)	39,100	7,861
Tata Steel Thailand PCL (A)	2,324,600	71,177
Thai Airways International PCL (A)	282,300	154,316
Thai Oil PCL	273,800	759,976
Thai Stanley Electric PCL	700	4,618
Thaicom PCL	228,900	113,991
Thanachart Capital PCL	203,900	298,338
Thitikorn PCL	59,000	23,914
Thoresen Thai Agencies PCL	171,500	50,717
TICON Industrial Connection PCL	25,000	12,069
TMB Bank PCL	4,675,300	353,663
TPI Polene PCL	2,469,300	166,045
Univentures PCL	219,100	71,044
Vinythai PCL	202,400	121,411
		17,590,026
Turkey - 1.4%
Akbank Turk AS	504,006	1,330,101
Akenerji Elektrik Uretim AS (A)(B)	69,144	18,053
Alarko Holding AS	40,114	73,916
Albaraka Turk Katilim Bankasi AS	131,180	51,893
Anadolu Anonim Turk Sigorta Sirketi	103,872	83,352
Anadolu Cam Sanayii AS	78,307	45,489
Bagfas Bandirma Gubre Fabrikalari
AS (A)(B)	11,173	31,103
Baticim Bati Anadolu Cimento Sanayii
AS (A)	16,440	32,991
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	21,523	63,729
Dogan Sirketler Grubu Holding
AS (A)(B)	783,433	190,990
Eczacibasi Yatirim Holding Ortakligi AS	11,996	36,118
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	63,949	77,171
Enka Insaat ve Sanayi AS	91,237	132,703
Global Yatirim Holding AS (A)	27,297	28,797
Goldas Kuyumculuk Sanayi Ithalat ve
Bagli Ortakliklari (A)(D)	54,846	3,233
Ihlas Holding AS (A)(B)	481,506	79,744
Ipek Dogal Enerji Kaynaklari Arastirma
ve Uretim AS (A)(B)	52,948	92,353
Is Finansal Kiralama AS (A)	32,658	11,830
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class A (A)	119,952	80,134
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class B (A)	35,525	28,722
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D (A)	372,794	237,363
NET Holding AS (A)(B)	40,130	25,900
Pegasus Hava Tasimaciligi AS (A)	6,399	44,718
Pinar Entegre Et ve Un Sanayi AS	7,519	20,238
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	62,919	57,929
Trakya Cam Sanayii AS	266,033	270,945
Turcas Petrol AS (A)	56,959	40,781
Turk Hava Yollari AO (A)	202,558	497,348
Turkiye Garanti Bankasi AS	661,923	1,798,472
Turkiye Halk Bankasi AS	258,435	878,951
Turkiye Is Bankasi, Class C	567,769	1,080,323
Turkiye Sinai Kalkinma Bankasi AS	589,517	229,948
Turkiye Sise ve Cam Fabrikalari AS	320,251	368,521
Turkiye Vakiflar Bankasi TAO, Class D	343,529	604,770
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)(B)	256,880	311,664
		8,960,293
Ukraine - 0.0%
Kernel Holding SA	13,861	211,558
TOTAL COMMON STOCKS
(Cost $568,955,123)		$627,968,346

PREFERRED SECURITIES - 1.8%
Brazil - 1.7%
Banco ABC Brasil SA	47,284	263,357
Banco do Estado do Rio Grande do Sul
SA, B Shares	96,900	539,702
Cia Brasileira de Distribuicao (A)	38,461	910,779
Cia Ferro Ligas da Bahia - FERBASA	30,124	143,907
Gerdau SA	83,234	290,136
Grazziotin SA	2,800	23,870
Marcopolo SA	111,600	153,280
Petroleo Brasileiro SA (A)	1,362,007	6,579,640
Randon SA Implementos e Participacoes	37,900	82,809
Suzano Papel e Celulose SA, A Shares	175,762	1,016,119
Unipar Carbocloro SA	46,610	175,129
Usinas Siderurgicas de Minas Gerais SA,
A Shares (A)	203,000	498,663
		10,677,391
Colombia - 0.1%
Grupo Argos SA	35,410	231,516
Grupo de Inversiones Suramericana SA	31,573	431,995
		663,511
Panama - 0.0%
Avianca Holdings SA	116,687	114,636
TOTAL PREFERRED SECURITIES (Cost $11,803,729)		$11,455,538

RIGHTS - 0.0%
Hanwha General Insurance
Company, Ltd. (Expiration
Date: 11-3-17; Strike Price: KRW
7,210.00) (A)	5,405	3,870
Hyundai Construction Equipment
Company, Ltd. (Expiration
Date: 11-8-17; Strike Price: KRW
274,500.00) (A)	257	21,990
Hyundai Electric & Energy System
Company, Ltd. (Expiration
Date: 11-13-17; Strike Price: KRW
186,000.00) (A)	265	10,180
Sri Trang Agro-Industry PCL (Expiration
Date: 10-9-17; Strike Price: THB
10.00) (A)	7,920	641
Yang Ming Marine Transport Corp.
(Expiration Date: 11-20-17; Strike
Price: TWD 12.00) (A)	49,974	989
TOTAL RIGHTS (Cost $0)		$37,670

WARRANTS - 0.0%
Sunway BHD (Expiration
Date: 12-31-24; Strike Price: MYR
1.86) (A)	69,277	5,419
TOTAL WARRANTS (Cost $0)		$5,419

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust,
1.2098% (E)(F)	1,204,893	$12,056,154
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,056,111)		$12,056,154

Total Investments (Emerging Markets Value Trust)
(Cost $592,814,963) - 100.9%		$651,523,127
Other assets and liabilities, net - (0.9%)		(5,711,756)
TOTAL NET ASSETS - 100.0%		$645,811,371

Currency Abbreviations

KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $11,201,775.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.2%
Consumer discretionary – 7.2%
Auto components – 0.7%
Adient PLC	151,593	$12,732,296
Automobiles – 0.3%
Ford Motor Company	471,900	5,648,643
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	273,200	17,528,512
Leisure products – 0.5%
Mattel, Inc. (A)	545,175	8,439,309
Media – 3.7%
Comcast Corp., Class A	579,600	22,303,008
News Corp., Class A	1,068,700	14,170,962
The Walt Disney Company	55,400	5,460,778
Time Warner, Inc.	7,300	747,885
Twenty-First Century Fox, Inc., Class B	910,400	23,479,216
		66,161,849
Multiline retail – 0.8%
Kohl’s Corp.	280,100	12,786,565
Macy’s, Inc.	116,300	2,537,666
		15,324,231
Specialty retail – 0.2%
L Brands, Inc. (A)	92,900	3,865,569
		129,700,409
Consumer staples – 6.9%
Beverages – 1.5%
Diageo PLC	244,966	8,055,828
PepsiCo, Inc.	164,900	18,374,807
		26,430,635
Food and staples retailing – 1.0%
Wal-Mart Stores, Inc.	230,300	17,995,642
Food products – 2.6%
Archer-Daniels-Midland Company	394,600	16,774,446
Kellogg Company	106,900	6,667,353
The Hershey Company	14,100	1,539,297
Tyson Foods, Inc., Class A	311,400	21,938,130
		46,919,226
Household products – 0.7%
Kimberly-Clark Corp.	112,300	13,215,464
Personal products – 0.4%
Coty, Inc., Class A	452,748	7,483,924
Tobacco – 0.7%
Philip Morris International, Inc.	103,443	11,483,207
		123,528,098
Energy – 9.7%
Oil, gas and consumable fuels – 9.7%
Apache Corp.	306,483	14,036,921
Canadian Natural Resources, Ltd.	213,700	7,156,813
Chevron Corp.	171,400	20,139,500
EQT Corp.	39,370	2,568,499
Exxon Mobil Corp.	575,000	47,138,500
Hess Corp.	412,100	19,323,369
Occidental Petroleum Corp.	325,600	20,906,776
Royal Dutch Shell PLC, ADR, Class A	69,800	4,228,484
TOTAL SA (A)	643,274	34,540,234
TransCanada Corp.	88,800	4,389,384
		174,428,480
Financials – 26.1%
Banks – 12.6%
Bank of America Corp.	197,093	4,994,337
Citigroup, Inc.	402,600	29,285,124
Fifth Third Bancorp	819,900	22,940,802
JPMorgan Chase & Co.	682,175	65,154,534
KeyCorp	720,300	13,556,046
Royal Bank of Scotland Group PLC (B)	435,520	1,567,787
The PNC Financial Services Group, Inc.	129,400	17,439,238
U.S. Bancorp	459,000	24,597,810
Wells Fargo & Company	844,300	46,563,145
		226,098,823
Capital markets – 6.7%
Ameriprise Financial, Inc.	131,000	19,454,810
Morgan Stanley	806,200	38,834,654
Northern Trust Corp.	161,500	14,846,695
State Street Corp.	332,300	31,747,942
The Bank of New York Mellon Corp.	296,624	15,727,004
		120,611,105
Consumer finance – 0.3%
American Express Company	70,300	6,359,338
Insurance – 6.5%
American International Group, Inc.	298,600	18,331,054
Brighthouse Financial, Inc. (B)	130,782	7,951,546
Chubb, Ltd. (A)	91,772	13,082,099
Loews Corp.	552,400	26,437,864
Marsh & McLennan Companies, Inc.	146,100	12,244,641
MetLife, Inc.	511,200	26,556,840
Willis Towers Watson PLC	45,366	6,996,798

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
XL Group, Ltd.	128,500	$5,069,325
		116,670,167
		469,739,433
Health care – 11.0%
Biotechnology – 1.1%
Gilead Sciences, Inc.	255,500	20,700,610
Health care equipment and supplies – 1.9%
Becton, Dickinson and Company	69,200	13,559,740
Medtronic PLC	256,200	19,924,674
		33,484,414
Health care providers and services – 1.6%
Anthem, Inc.	150,874	28,647,955
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Company	262,625	16,739,718
GlaxoSmithKline PLC	591,440	11,823,246
GlaxoSmithKline PLC, ADR (A)	138,300	5,614,980
Johnson & Johnson	268,100	34,855,681
Merck & Company, Inc.	265,550	17,003,167
Pfizer, Inc.	791,635	28,261,370
		114,298,162
		197,131,141
Industrials – 9.5%
Aerospace and defense – 1.8%
The Boeing Company	117,300	29,818,833
United Technologies Corp.	19,200	2,228,736
		32,047,569
Air freight and logistics – 1.3%
C.H. Robinson Worldwide, Inc. (A)	33,100	2,518,910
United Parcel Service, Inc., Class B	180,100	21,628,209
		24,147,119
Airlines – 0.7%
Delta Air Lines, Inc.	126,700	6,109,474
Southwest Airlines Company	120,200	6,728,796
		12,838,270
Building products – 1.6%
Johnson Controls International PLC (A)	697,232	28,091,477
Commercial services and supplies – 0.1%
Stericycle, Inc. (B)	30,600	2,191,572
Electrical equipment – 1.0%
Emerson Electric Company	279,400	17,557,496
Industrial conglomerates – 1.0%
General Electric Company	718,600	17,375,748
Machinery – 2.0%
Flowserve Corp.	218,837	9,320,268
Illinois Tool Works, Inc.	111,900	16,556,724
Pentair PLC	163,900	11,138,644
		37,015,636
		171,264,887
Information technology – 9.7%
Communications equipment – 2.9%
Cisco Systems, Inc.	710,500	23,894,115
Harris Corp.	222,724	29,328,296
		53,222,411
Electronic equipment, instruments and components – 0.4%
TE Connectivity, Ltd.	83,000	6,893,980
Semiconductors and semiconductor equipment – 3.4%
Analog Devices, Inc.	58,100	5,006,477
Applied Materials, Inc.	336,600	17,533,494
QUALCOMM, Inc.	519,700	26,941,248
Texas Instruments, Inc.	127,900	11,464,956
		60,946,175
Software – 2.1%
CA, Inc.	93,900	3,134,382
Microsoft Corp.	476,325	35,481,449
		38,615,831
Technology hardware, storage and peripherals – 0.9%
Apple, Inc.	36,500	5,625,380
Hewlett Packard Enterprise Company	178,700	2,628,677
Western Digital Corp.	85,100	7,352,640
		15,606,697
		175,285,094
Materials – 5.3%
Chemicals – 3.0%
Akzo Nobel NV	39,630	3,655,052
CF Industries Holdings, Inc.	494,800	17,397,168
DowDuPont, Inc.	478,698	33,140,263
		54,192,483
Construction materials – 0.7%
Vulcan Materials Company	107,100	12,809,160
Containers and packaging – 1.0%
International Paper Company	315,200	17,909,664
Metals and mining – 0.6%
Nucor Corp.	178,100	9,980,724
		94,892,031
Real estate – 2.1%
Equity real estate investment trusts – 2.1%
Equity Residential	169,900	11,201,507
Rayonier, Inc.	487,911	14,095,749
Weyerhaeuser Company	363,400	12,366,502
		37,663,758
Telecommunication services – 3.0%
Diversified telecommunication services – 2.7%
CenturyLink, Inc. (A)	316,517	5,982,171
Telefonica SA	677,766	7,365,330
Verizon Communications, Inc.	713,885	35,330,169
		48,677,670
Wireless telecommunication services – 0.3%
Vodafone Group PLC	1,643,522	4,602,169
		53,279,839
Utilities – 5.7%
Electric utilities – 4.7%
Edison International	214,500	16,552,965
Exelon Corp.	350,000	13,184,500
PG&E Corp.	340,100	23,157,409
The Southern Company	550,748	27,063,757
Westar Energy, Inc.	6,213	308,340
Xcel Energy, Inc.	83,253	3,939,532
		84,206,503
Multi-utilities – 1.0%
NiSource, Inc.	700,600	17,928,354
		102,134,857
TOTAL COMMON STOCKS (Cost $1,326,709,947)		$1,729,048,027

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES – 1.6%
Health care – 0.7%
Health care equipment and supplies –
0.7%
Becton, Dickinson and Company,
6.125%	227,357	$12,563,748
Utilities – 0.9%
Electric utilities – 0.7%
NextEra Energy, Inc., 6.123%	238,995	13,211,644
Multi-utilities – 0.2%
DTE Energy Company, 6.500%	57,184	3,113,669
		16,325,313
TOTAL PREFERRED SECURITIES (Cost $25,903,240)		$28,889,061

CORPORATE BONDS - 0.2%
Information technology - 0.2%
Western Digital Corp.
10.500%, 04/01/2024	$2,500,000	2,937,500
TOTAL CORPORATE BONDS (Cost $2,489,092)		$2,937,500

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust,
1.2098% (C)(D)	4,540,146	45,428,703
TOTAL SECURITIES LENDING COLLATERAL
(Cost $45,428,858)		$45,428,703

SHORT-TERM INVESTMENTS – 1.8%
Money market funds – 1.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (C)	3,000,000	3,000,000
T. Rowe Price Government Money Fund,
1.0578% (C)	29,275,006	29,275,006
		32,275,006
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,275,006)		$32,275,006

Total Investments (Equity Income Trust)
(Cost $1,432,806,143) – 102.3%		$1,838,578,297
Other assets and liabilities, net – (2.3%)		(40,950,762)
TOTAL NET ASSETS – 100.0%		$1,797,627,535

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $44,098,085.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.5%
Financials – 90.9%
Banks – 56.1%
1st Source Corp.	38,375	$1,949,450
Access National Corp.	18,521	530,812
American Business Bank (A)	23,507	897,967
Ameris Bancorp	58,074	2,787,552
Atlantic Capital Bancshares, Inc. (A)	74,351	1,349,471
Bank of America Corp.	237,490	6,017,997
Bank of Ireland Group PLC (A)	213,560	1,749,178
Bank of Marin Bancorp	13,786	944,341
Bankinter SA	322,338	3,052,875
BNP Paribas SA	59,979	4,838,851
Cambridge Bancorp	1,590	110,903
Chemical Financial Corp.	48,182	2,517,991
Citigroup, Inc.	55,778	4,057,292
Citizens Financial Group, Inc.	155,823	5,901,017
Comerica, Inc.	69,596	5,307,391
County Bancorp, Inc.	20,639	620,202
Danske Bank A/S	136,073	5,452,930
DNB ASA	210,266	4,245,286
Equity Bancshares, Inc., Class A (A)	19,633	698,542
Evans Bancorp, Inc.	19,056	823,219
FCB Financial Holdings, Inc.,
Class A (A)	10,014	483,676
First Business Financial Services, Inc.	32,319	735,257
First Hawaiian, Inc.	63,347	1,918,781
First Merchants Corp.	56,573	2,428,679
Flushing Financial Corp.	56,842	1,689,344
Glacier Bancorp, Inc.	59,781	2,257,331
Great Southern Bancorp, Inc.	13,781	766,913
Great Western Bancorp, Inc.	45,732	1,887,817
Heritage Commerce Corp.	66,419	945,142
Heritage Financial Corp.	22,212	655,254
Horizon Bancorp	12,071	352,111
Independent Bank Corp. (MI)	41,636	943,055
JPMorgan Chase & Co.	52,762	5,039,299
KeyCorp	260,550	4,903,551
M&T Bank Corp.	18,223	2,934,632
MB Financial, Inc.	45,099	2,030,357
Nicolet Bankshares, Inc. (A)	7,151	411,397
Nordea Bank AB	169,613	2,302,872
PacWest Bancorp	4,857	245,327
Pinnacle Financial Partners, Inc.	7,323	490,275
QCR Holdings, Inc.	13,294	604,877
Regions Financial Corp.	321,208	4,891,998
Sandy Spring Bancorp, Inc.	22,416	928,919
Southern First Bancshares, Inc. (A)	11,846	430,602
Sun Bancorp, Inc.	16,669	414,225
SunTrust Banks, Inc.	103,452	6,183,326
SVB Financial Group (A)	32,394	6,060,593
The Community Financial Corp.	2,035	71,978
The First Bancshares, Inc.	8,011	241,532
The First of Long Island Corp.	16	487
The PNC Financial Services Group, Inc.	26,370	3,553,885
TriCo Bancshares	55,727	2,270,875
U.S. Bancorp	119,911	6,426,030
Unicaja Banco SA (A)(B)	719,488	1,106,903
Union Bankshares Corp.	54,669	1,929,816
Zions Bancorporation	113,719	5,365,262
		127,755,645
Capital markets – 9.0%
Affiliated Managers Group, Inc.	3,376	640,866
Altamir	92,454	1,672,230
Close Brothers Group PLC	101,934	2,015,716
Intermediate Capital Group PLC	185,113	2,324,314
Invesco, Ltd.	122,564	4,294,643
KKR & Company LP	160,759	3,268,230
Schroders PLC	37,744	1,697,978
St. James’s Place PLC	87,436	1,343,872
The Blackstone Group LP (C)	91,984	3,069,506
Vontobel Holding AG	4,850	312,034
		20,639,389

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance – 4.5%
Capital One Financial Corp.	59,817	$5,064,107
Discover Financial Services	79,317	5,114,360
		10,178,467
Diversified financial services – 3.1%
Berkshire Hathaway, Inc., Class B (A)	25,632	4,698,858
Cerved Information Solutions SpA	126,971	1,502,026
Eurazeo SA	9,279	829,378
		7,030,262
Insurance – 16.6%
Aon PLC	35,930	5,249,373
Assured Guaranty, Ltd.	103,676	3,913,769
Chubb, Ltd.	35,421	5,049,263
CNO Financial Group, Inc.	150,879	3,521,516
Gjensidige Forsikring ASA	75,700	1,318,630
James River Group Holdings, Ltd.	65,145	2,702,215
Kinsale Capital Group, Inc.	61,765	2,666,395
Lincoln National Corp.	83,897	6,164,752
Marsh & McLennan Companies, Inc.	40,918	3,429,338
The Hartford Financial Services
Group, Inc.	45,266	2,509,094
Willis Towers Watson PLC	7,874	1,214,407
		37,738,752
Thrifts and mortgage finance – 1.6%
Provident Financial Services, Inc.	54,703	1,458,929
United Community Financial Corp.	113,382	1,088,467
United Financial Bancorp, Inc.	55,192	1,009,462
Westbury Bancorp, Inc. (A)	9,980	197,903
		3,754,761
		207,097,276
Real estate – 3.6%
Equity real estate investment trusts – 3.1%
Green REIT PLC	190,223	338,929
Hibernia REIT PLC	848,375	1,529,352
Irish Residential Properties REIT PLC	607,706	1,059,104
Prologis, Inc.	50,895	3,229,797
Rexford Industrial Realty, Inc.	27,865	797,496
		6,954,678
Real estate management and development – 0.5%
Kennedy Wilson Europe Real
Estate PLC	79,746	1,163,299
		8,117,977
TOTAL COMMON STOCKS (Cost $175,933,625)		$215,215,253

PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Banks – 0.2%
OFG Bancorp, Series C, 8.750%	489	432,854
TOTAL PREFERRED SECURITIES (Cost $483,267)		$432,854

CORPORATE BONDS - 0.7%
Financials - 0.7%
NewStar Financial, Inc.
7.250%, 05/01/2020	$1,160,000	1,194,800
Popular, Inc.
7.000%, 07/01/2019	466,000	478,815
		1,673,615
TOTAL CORPORATE BONDS (Cost $1,617,903)		$1,673,615

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust,
1.2098% (D)(E)	131	1,308
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,308)		$1,308

SHORT-TERM INVESTMENTS – 4.1%
U.S. Government Agency – 4.0%
Federal Agricultural Mortgage Corp.
Discount Note
0.700% 10/02/2017 *	$910,000	$909,982
Federal Farm Credit Bank Discount Note
0.700% 10/02/2017 *	156,000	155,997
Federal Home Loan Bank Discount Note
0.700% 10/02/2017 *	8,112,000	8,111,853
		9,177,832
Repurchase agreement – 0.1%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $124,004 on 10-2-17,
collateralized by $125,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $130,024,
including interest)	124,000	124,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,301,832)		$9,301,832

Total Investments (Financial Industries Trust)
(Cost $187,337,935) – 99.5%		$226,624,862
Other assets and liabilities, net – 0.5%		1,057,629
TOTAL NET ASSETS – 100.0%		$227,682,491

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $1,400.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 25.6%
Household durables – 7.5%
Lennar Corp., A Shares	757,628	$40,002,758
NVR, Inc. (A)	9,833	28,073,215
Tempur Sealy International, Inc. (A)	1,048,618	67,656,833
		135,732,806
Internet and direct marketing retail – 7.1%
Amazon.com, Inc. (A)	132,884	127,748,033
Leisure products – 5.8%
Polaris Industries, Inc.	997,927	104,413,102
Media – 2.5%
Liberty Media Corp.-Liberty Formula
One, Series C (A)	1,205,117	45,902,907
Specialty retail – 2.7%
CarMax, Inc. (A)	270,904	20,537,232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	399,140	$28,921,684
		49,458,916
		463,255,764
Consumer staples – 3.5%
Beverages – 2.1%
Anheuser-Busch InBev SA, ADR	166,818	19,901,387
Diageo PLC, ADR	136,907	18,089,522
		37,990,909
Food products – 1.4%
Danone SA	325,057	25,531,225
		63,522,134
Energy – 7.3%
Energy equipment and services – 2.8%
National Oilwell Varco, Inc.	760,663	27,178,489
Schlumberger, Ltd.	346,898	24,199,604
		51,378,093
Oil, gas and consumable fuels – 4.5%
Cheniere Energy, Inc. (A)	613,389	27,627,041
Kinder Morgan, Inc.	1,719,233	32,974,889
Suncor Energy, Inc.	577,091	20,215,498
		80,817,428
		132,195,521
Financials – 26.3%
Banks – 9.3%
Bank of America Corp.	3,220,897	81,617,530
Citigroup, Inc.	1,183,829	86,111,721
		167,729,251
Capital markets – 15.3%
Affiliated Managers Group, Inc.	454,497	86,277,166
BlackRock, Inc.	86,186	38,532,899
FactSet Research Systems, Inc.	50,424	9,081,867
Morgan Stanley	1,319,818	63,575,633
The Goldman Sachs Group, Inc.	336,382	79,786,447
		277,254,012
Consumer finance – 1.7%
American Express Company	231,060	20,901,688
Synchrony Financial	286,598	8,898,868
		29,800,556
		474,783,819
Health care – 7.1%
Biotechnology – 3.1%
Amgen, Inc.	300,956	56,113,246
Pharmaceuticals – 4.0%
Allergan PLC	107,813	22,096,274
Novartis AG, ADR	595,110	51,090,194
		73,186,468
		129,299,714
Industrials – 6.1%
Electrical equipment – 2.1%
Regal Beloit Corp.	203,354	16,064,966
Sensata Technologies Holding NV (A)	435,111	20,915,786
		36,980,752
Machinery – 1.1%
The Manitowoc Company, Inc. (A)	594,986	5,354,874
Welbilt, Inc. (A)	594,986	13,714,427
		19,069,301
Professional services – 2.4%
IHS Markit, Ltd. (A)	1,002,348	44,183,500
Trading companies and distributors – 0.5%
United Rentals, Inc. (A)	39,954	5,543,218
WESCO International, Inc. (A)	71,643	4,173,205
		9,716,423
		109,949,976
Information technology – 19.0%
Internet software and services – 9.9%
Alphabet, Inc., Class A (A)	73,903	71,960,829
Facebook, Inc., Class A (A)	379,719	64,882,586
Twitter, Inc. (A)	2,440,724	41,175,012
		178,018,427
Software – 2.5%
Workday, Inc., Class A (A)	436,841	46,038,673
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	770,266	118,713,396
		342,770,496
Materials – 1.9%
Paper and forest products – 1.9%
Louisiana-Pacific Corp. (A)	1,240,333	33,588,218
Real estate – 1.9%
Equity real estate investment trusts – 1.9%
American Tower Corp.	245,721	33,585,146
TOTAL COMMON STOCKS (Cost $1,360,953,329)		$1,782,950,788

SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 1.1%
Federal Agricultural Mortgage Corp.
Discount Note
0.700% 10/02/2017 *	$2,066,000	2,065,960
Federal Farm Credit Bank Discount Note
0.700% 10/02/2017 *	354,000	353,993
Federal Home Loan Bank Discount Note
0.700% 10/02/2017 *	18,415,000	18,414,666
		20,834,619
Repurchase agreement – 0.2%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $2,673,227 on
10-2-17, collateralized by $2,698,600
U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $2,726,703,
including interest)	2,673,000	2,673,000
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $273,008 on 10-2-17,
collateralized by $270,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $280,852,
including interest)	273,000	273,000
		2,946,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,780,619)		$23,780,619
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,384,733,948) – 100.0%		$1,806,731,407
Other assets and liabilities, net – 0.0%		128,549
TOTAL NET ASSETS – 100.0%		$1,806,859,956

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 6.8%
Household durables – 3.8%
Lennar Corp., A Shares	314,826	$16,622,813
Tempur Sealy International, Inc. (A)	230,181	14,851,278
		31,474,091
Media – 1.8%
Twenty-First Century Fox, Inc., Class A	566,563	14,945,932
Specialty retail – 1.2%
Group 1 Automotive, Inc.	138,594	10,042,521
		56,462,544
Consumer staples – 5.3%
Beverages – 1.3%
Heineken Holding NV	112,520	10,571,338
Food products – 1.2%
Danone SA	121,422	9,536,950
Tobacco – 2.8%
Imperial Brands PLC	211,239	9,015,843
Philip Morris International, Inc.	129,466	14,372,021
		23,387,864
		43,496,152
Energy – 12.2%
Energy equipment and services – 3.1%
National Oilwell Varco, Inc.	399,010	14,256,627
Schlumberger, Ltd.	165,998	11,580,020
		25,836,647
Oil, gas and consumable fuels – 9.1%
Chevron Corp.	152,202	17,883,735
Exxon Mobil Corp.	326,911	26,800,164
Kinder Morgan, Inc.	887,587	17,023,919
Suncor Energy, Inc.	370,747	12,987,267
		74,695,085
		100,531,732
Financials – 35.8%
Banks – 16.7%
Bank of America Corp.	1,591,276	40,322,934
CIT Group, Inc.	329,003	16,137,597
Citigroup, Inc.	585,343	42,577,850
JPMorgan Chase & Co.	402,719	38,463,692
		137,502,073
Capital markets – 12.2%
Affiliated Managers Group, Inc.	109,565	20,798,724
Invesco, Ltd.	275,415	9,650,542
Morgan Stanley	665,548	32,059,447
The Goldman Sachs Group, Inc.	161,096	38,210,360
		100,719,073
Consumer finance – 4.0%
American Express Company	251,052	22,710,164
Synchrony Financial	345,415	10,725,136
		33,435,300
Insurance – 2.9%
American International Group, Inc.	185,172	11,367,709
Prudential Financial, Inc.	115,539	12,284,106
		23,651,815
		295,308,261
Health care – 13.9%
Biotechnology – 4.4%
Amgen, Inc.	44,313	8,262,159
Gilead Sciences, Inc.	143,455	11,622,724
Shire PLC, ADR	106,367	16,289,042
		36,173,925
Health care equipment and supplies – 2.9%
Danaher Corp.	97,199	8,337,730
Medtronic PLC	198,439	15,432,601
		23,770,331
Health care providers and services – 0.9%
Patterson Companies, Inc.	182,097	7,038,049
Pharmaceuticals – 5.7%
Allergan PLC	69,642	14,273,128
Merck & Company, Inc.	205,315	13,146,319
Novartis AG, ADR	231,341	19,860,625
		47,280,072
		114,262,377
Industrials – 11.2%
Aerospace and defense – 3.6%
L3 Technologies, Inc.	48,084	9,060,468
United Technologies Corp.	175,990	20,428,919
		29,489,387
Industrial conglomerates – 2.2%
General Electric Company	758,003	18,328,513
Professional services – 0.9%
Nielsen Holdings PLC	188,459	7,811,626
Road and rail – 2.7%
Union Pacific Corp.	189,055	21,924,708
Trading companies and distributors – 1.8%
United Rentals, Inc. (A)	103,910	14,416,473
		91,970,707
Information technology – 12.6%
Communications equipment – 1.0%
Cisco Systems, Inc.	246,818	8,300,489
Internet software and services – 2.8%
eBay, Inc. (A)	587,560	22,597,558
Software – 4.0%
Microsoft Corp.	252,691	18,822,953
Oracle Corp.	293,522	14,191,789
		33,014,742
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	256,972	39,604,525
		103,517,314
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	82,958	8,216,990
TOTAL COMMON STOCKS (Cost $697,170,880)		$813,766,077

SHORT-TERM INVESTMENTS – 1.1%
U.S. Government Agency – 1.0%
Federal Agricultural Mortgage Corp.
Discount Note
0.700% 10/02/2017 *	$816,000	815,984
Federal Farm Credit Bank Discount Note
0.700% 10/02/2017 *	140,000	139,997
Federal Home Loan Bank Discount Note
0.600% 10/02/2017 *	7,269,000	7,268,868
		8,224,849

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
Short-term investments (continued)
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $1,055,090 on
10-2-17, collateralized by $1,065,100
U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $1,076,192
including interest)	$1,055,000	$1,055,000
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $108,003 on 10-2-17,
collateralized by $110,000
U.S. Treasury Notes, 1.625% due
11-30-20 (valued at $110,551
including interest)	108,000	108,000
		1,163,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,387,849)		$9,387,849
Total Investments (Fundamental Large Cap Value Trust)
(Cost $706,558,729) – 99.9%		$823,153,926
Other assets and liabilities, net – 0.1%		425,700
TOTAL NET ASSETS – 100.0%		$823,579,626

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 18.6%
U.S. Government - 3.5%
U.S. Treasury Bonds
2.875%, 05/15/2043		$500,000	$503,672
3.000%, 05/15/2045 (A)		700,000	720,316
3.125%, 02/15/2043 (A)		400,000	421,766
3.625%, 08/15/2043 (A)		600,000	687,984
4.625%, 02/15/2040 (A)		600,000	789,281
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 (B)		2,922,359	2,920,933
0.125%, 07/15/2022 to 07/15/2024 (A)		2,687,152	2,661,903
1.750%, 01/15/2028 (A)		1,519,024	1,699,348
2.500%, 01/15/2029 (A)(B)		8,437,894	10,177,791
			20,582,994
U.S. Government Agency - 15.1%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,000,000	1,002,553
3.601%, (12 month LIBOR +
1.851%), 03/01/2035 (C)		45,562	48,146
Federal National Mortgage Association
2.880%, (12 month LIBOR +
1.380%), 12/01/2034 (C)		93,609	97,094
3.000%, TBA(B)		28,400,000	28,437,466
3.229%, (1 Year CMT + 2.360%),
11/01/2034 (C)		472,434	501,103
3.387%, (12 month LIBOR +
1.637%), 05/01/2035 (C)		39,783	41,834
3.500%, TBA(B)		56,100,000	57,603,656
4.500%, 08/01/2023 to 09/01/2044		654,059	702,555
Government National Mortgage
Association
2.250%, (1 Year CMT + 1.500%),
11/20/2023 to 10/20/2026 (C)		29,392	29,841
2.375%, (1 Year CMT + 1.500%),
02/20/2024 to 01/20/2030 (C)		23,377	23,794
2.625%, (1 Year CMT + 1.500%),
04/20/2030 to 06/20/2030 (C)		20,447	21,058
			88,509,100
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $109,408,247)			$109,092,094

FOREIGN GOVERNMENT
OBLIGATIONS - 27.7%
Australia - 0.1%
New South Wales Treasury Corp.,
Inflation-Linked Bond
2.750%, 11/20/2025	AUD	300,000	334,331
Canada - 3.0%
Government of Canada
1.500%, 12/01/2044	CAD	451,212	418,051
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,127,801
2.350%, 06/01/2025		2,700,000	2,111,507
Province of British Columbia
2.300%, 06/18/2026		1,400,000	1,087,147
Province of Ontario
2.400%, 06/02/2026		100,000	78,008
2.500%, 04/27/2026		$800,000	787,108
3.500%, 06/02/2024	CAD	5,100,000	4,333,988
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,227,379
3.000%, 09/01/2023	CAD	1,700,000	1,406,664
4.250%, 12/01/2021		4,500,000	3,910,735
			17,488,388
France - 2.8%
Government of France
1.250%, 05/25/2036 (D)	EUR	4,600,000	5,247,625
2.000%, 05/25/2048 (D)		6,600,000	8,083,476
3.250%, 05/25/2045		1,800,000	2,830,125
			16,161,226
Italy - 4.2%
Republic of Italy
1.450%, 11/15/2024		8,300,000	9,719,111
2.450%, 09/01/2033 (D)		2,300,000	2,636,137
2.700%, 03/01/2047 (D)		300,000	317,099
2.800%, 03/01/2067 (D)		1,600,000	1,598,741
3.250%, 09/01/2046 (D)		200,000	236,859
3.450%, 03/01/2048 (D)		7,700,000	9,263,006
6.000%, 08/04/2028	GBP	600,000	987,156
			24,758,109
Japan - 6.4%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	2,999,494
1.400%, 09/20/2034		190,000,000	1,956,302
1.600%, 03/20/2033		1,610,000,000	17,012,832
2.200%, 09/20/2026		500,000,000	5,301,582

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Japan Bank for International Cooperation
2.000%, 11/04/2021		$1,800,000	$1,781,473
2.375%, 07/21/2022		1,000,000	1,003,680
2.500%, 06/01/2022		500,000	504,617
Japan Finance Organization
for Municipalities
2.125%, 04/13/2021 (D)		2,500,000	2,472,441
2.125%, 04/13/2021		900,000	890,282
Tokyo Metropolitan Government
2.500%, 06/08/2022 (D)		2,300,000	2,306,928
Tokyo Metropolitan World Government
2.000%, 05/17/2021 (D)		1,200,000	1,181,581
			37,411,212
Kuwait - 0.9%
State of Kuwait
2.750%, 03/20/2022 (D)		1,200,000	1,213,140
3.500%, 03/20/2027 (D)		3,800,000	3,908,300
			5,121,440
New Zealand - 0.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,748,833
6.000%, 12/15/2017		600,000	436,983
			5,185,816
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (D)	NOK	3,800,000	525,548
Peru - 0.2%
Republic of Peru
8.200%, 08/12/2026	PEN	3,900,000	1,475,976
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,238,927
3.250%, 07/25/2025		100,000	27,560
			1,266,487
Qatar - 0.2%
Government of Qatar
4.500%, 01/20/2022		$700,000	743,119
4.625%, 06/02/2046 (D)		600,000	628,836
			1,371,955
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		5,500,000	5,420,811
2.875%, 03/04/2023 (D)		400,000	396,844
3.250%, 10/26/2026		600,000	592,726
3.625%, 03/04/2028 (D)		1,200,000	1,183,769
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	602,700
			8,196,850
Slovenia - 1.5%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,600,000	1,645,459
4.125%, 02/18/2019		2,550,000	2,621,681
4.750%, 05/10/2018		400,000	406,957
5.250%, 02/18/2024 (D)		2,550,000	2,923,912
5.250%, 02/18/2024		1,300,000	1,489,219
			9,087,228
Spain - 2.9%
Autonomous Community of Catalonia
4.750%, 06/04/2018	EUR	800,000	958,985
4.900%, 09/15/2021		850,000	1,050,595
4.950%, 02/11/2020		1,300,000	1,611,741
Kingdom of Spain
1.450%, 10/31/2027 (D)		1,300,000	1,513,358
1.500%, 04/30/2027 (D)		1,400,000	1,653,287
1.950%, 04/30/2026 (D)		6,100,000	7,581,860
2.150%, 10/31/2025 (D)		200,000	253,443
2.900%, 10/31/2046 (D)		2,000,000	2,386,188
			17,009,457
United Kingdom - 2.9%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,700,000	6,280,613
3.500%, 01/22/2045		1,100,000	1,957,492
4.250%, 12/07/2040		4,000,000	7,681,509
4.750%, 12/07/2038		600,000	1,205,305
			17,124,919
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $159,880,078)			$162,518,942

CORPORATE BONDS - 42.9%
Australia - 0.4%
Westpac Banking Corp.
1.850%, 11/26/2018 (D)		$2,300,000	2,300,748
Belgium - 0.3%
KBC Bank NV (8.000% to 1-25-18, then
5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,600,000	1,626,384
Brazil - 0.8%
Petrobras Global Finance BV
4.375%, 05/20/2023		800,000	790,800
5.999%, 01/27/2028 (D)		1,868,000	1,868,000
7.250%, 03/17/2044		1,300,000	1,353,625
8.375%, 12/10/2018		500,000	532,645
			4,545,070
Canada - 0.7%
Enbridge, Inc.
3.700%, 07/15/2027		600,000	606,891
Enbridge, Inc. (3 month LIBOR +
0.700%)
2.020%, 06/15/2020 (C)		500,000	504,058
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,605,131
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,678,782
			4,394,862
Cayman Islands - 0.2%
Preferred Term Securities XXVI, Ltd. (3
month LIBOR + 0.300%)
1.620%, 09/22/2037 (C)(D)		1,297,724	1,054,401
Denmark - 9.7%
BRFkredit A/S
2.000%, 10/01/2047	DKK	7,256,531	1,151,652
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018		10,200,000	1,631,710
2.000%, 10/01/2017 to 10/01/2050		37,488,014	5,951,152
2.500%, 10/01/2037 to 10/01/2047		3,828,226	632,532
Nykredit Realkredit A/S
1.000%, 10/01/2017 to 04/01/2018		35,300,000	5,615,800
2.000%, 10/01/2017 to 10/01/2047		114,336,043	18,239,828
2.500%, 10/01/2037 to 10/01/2047		51,692,627	8,560,044
3.000%, 10/01/2047		86,146	14,507
6.000%, 10/01/2029		39,138	7,444
Realkredit Danmark A/S
1.000%, 04/01/2018 to 04/01/2018		18,400,000	2,940,686

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
2.000%, 10/01/2037 to 10/01/2047	DKK	37,180,220	$5,938,078
2.000%, 01/01/2018 (C)		3,900,000	622,877
2.500%, 10/01/2037 to 10/01/2047		32,274,231	5,346,781
Realkredit Danmark A/S (6 month
CIBOR + 0.850%)
0.680%, 01/01/2038		234,525	39,036
			56,692,127
France - 1.6%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,480,000	1,555,066
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	847,851
1.875%, 09/15/2021 (D)		$3,100,000	3,039,860
2.000%, 01/22/2021	EUR	900,000	1,137,144
2.250%, 02/18/2020 (D)		$2,600,000	2,604,533
			9,184,454
Germany - 0.5%
Deutsche Bank AG
4.250%, 10/14/2021		2,700,000	2,828,940
Greece - 0.0%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	117,599
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$400,000	413,919
Ireland - 0.4%
Bank of Ireland (7.375% to 6-18-20,
then 5 Year Euro Swap Rate +
6.956%)
06/18/2020 (E)	EUR	800,000	1,050,000
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019		$1,000,000	997,903
2.400%, 09/23/2021		300,000	298,875
			2,346,778
Italy - 0.7%
Assicurazioni Generali SPA (5.500% to
10-27-27, then 3 month EURIBOR +
5.350%)
10/27/2047	EUR	400,000	547,322
Banca Carige SpA
3.875%, 10/24/2018		2,800,000	3,418,995
			3,966,317
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,513,091
Japan - 1.6%
Central Nippon Expressway
Company, Ltd.
2.091%, 09/14/2021		$500,000	488,539
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021		600,000	609,837
Mizuho Financial Group, Inc.
2.601%, 09/11/2022		200,000	198,307
2.953%, 02/28/2022		1,800,000	1,815,971
Mizuho Financial Group, Inc. (3 month
LIBOR + 0.880%)
2.197%, 09/11/2022 (C)		600,000	601,678
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/2021		3,100,000	3,047,686
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
2.997%, 03/09/2021 (C)		2,300,000	2,377,770
			9,139,788
Jersey, Channel Islands - 0.1%
HSBC Capital Funding Dollar 1 LP
(10.176% to 6-30-30, then 3 month
LIBOR + 4.980%)
06/30/2030 (D)(E)		500,000	794,690
Luxembourg - 0.1%
Allergan Funding SCS
3.850%, 06/15/2024		500,000	521,447
Emerald Bay SA
4.786%, 10/19/2020 (C)(D)(F)		291,000	292,773
			814,220
Netherlands - 2.4%
Cooperatieve Rabobank UA
6.875%, 03/19/2020	EUR	1,550,000	2,127,453
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,542,571
2.625%, 12/05/2022 (D)		1,800,000	1,822,288
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		2,900,000	2,955,332
ING Groep NV (3 month LIBOR +
1.150%)
2.483%, 03/29/2022 (C)		300,000	305,341
LeasePlan Corp. NV
2.875%, 01/22/2019 (D)		600,000	601,339
Stichting AK Rabobank Certificaten
6.500%, 03/29/2166 (E)	EUR	1,000,000	1,414,735
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019		$1,400,000	1,379,613
			14,148,672
Norway - 0.3%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,500,000	1,510,734
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		1,900,000	2,075,703
Singapore - 0.1%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		200,000	198,245
3.500%, 09/18/2027 (D)		400,000	396,943
			595,188
Sweden - 5.9%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	26,400,000	3,267,767
2.250%, 09/21/2022		23,300,000	3,062,207
Nordea Hypotek AB
1.000%, 04/08/2022		40,400,000	5,037,567
Skandinaviska Enskilda Banken AB
1.500%, 12/15/2021		8,000,000	1,020,341
Stadshypotek AB
1.500%, 12/15/2021		32,000,000	4,081,364
4.500%, 09/21/2022		45,000,000	6,526,262
Svenska Handelsbanken AB (3 month
LIBOR 1.150%)
2.485%, 03/30/2021 (C)		$3,700,000	3,784,814
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022	SEK	17,000,000	2,139,411
2.000%, 06/17/2026		4,000,000	505,668

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
Swedbank AB
2.200%, 03/04/2020 (D)		$700,000	$701,119
1.000%, 09/15/2021 to 06/15/2022	SEK	36,100,000	4,503,312
			34,629,832
Switzerland - 2.3%
Credit Suisse AG
6.500%, 08/08/2023		$1,122,000	1,268,412
6.500%, 08/08/2023 (D)		400,000	452,000
Credit Suisse Group AG (3 month
LIBOR + 1.200%)
2.519%, 12/14/2023 (C)(D)		2,400,000	2,417,880
UBS AG
2.200%, 06/08/2020 (D)		1,200,000	1,202,155
7.625%, 08/17/2022		2,950,000	3,477,313
UBS AG (3 month LIBOR + 0.580%)
1.897%, 06/08/2020 (C)(D)		1,800,000	1,806,750
UBS AG (4.750% to 2-12-21, then 5
Year Euro Swap Rate + 3.400%)
02/12/2026	EUR	250,000	326,813
UBS AG (4.750% to 5-22-18, then 5
Year U.S. Swap Rate + 3.765%)
05/22/2023		$1,000,000	1,013,800
UBS Group Funding Switzerland AG (3
month LIBOR + 2.265%)
2.265%, 08/15/2023 (C)(D)		1,500,000	1,499,562
			13,464,685
United Kingdom - 4.7%
Barclays Bank PLC
7.625%, 11/21/2022		1,400,000	1,608,250
Barclays Bank PLC (7.750% to 4-10-18,
then 5 Year U.S. Swap Rate +
6.833%)
04/10/2023		5,000,000	5,137,500
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	600,000	744,597
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (E)	GBP	400,000	551,410
Barclays PLC (8.250% to 12-15-18, then
5 year U.S. Swap Rate + 6.705%)
12/15/2018 (E)		$600,000	633,750
BAT International Finance PLC
1.625%, 09/09/2019		800,000	792,486
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	600,000	897,625
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	129,237
HBOS PLC
5.374%, 06/30/2021	EUR	1,000,000	1,376,173
Lloyds Banking Group PLC (7.625% to
6-27-23, then 5 Year British Pound
Swap Rate + 5.010%)
06/27/2023 (E)	GBP	1,700,000	2,548,092
Lloyds Banking Group PLC (7.875% to
6-27-29, then 5 Year British Pound
Swap Rate + 4.830%)
06/27/2029 (E)		200,000	320,595
RAC Bond Company PLC
4.870%, 05/06/2046		400,000	587,895
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	598,329
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (D)		1,400,000	1,462,440
Santander UK Group Holdings PLC
(7.375% to 6-24-22, then 5 Year
British Pound Swap Rate + 5.543%)
06/24/2022 (E)	GBP	200,000	290,479
Tesco PLC
5.000%, 03/24/2023		100,000	147,381
5.125%, 04/10/2047	EUR	800,000	1,037,833
6.125%, 02/24/2022	GBP	1,050,000	1,600,660
The Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,521,123
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
2.785%, 05/15/2023 (C)		$600,000	604,578
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		500,000	503,057
The Royal Bank of Scotland Group PLC
(6.990% to 10-5-17, then 3 month
LIBOR + 2.670%)
10/05/2017 (D)(E)		1,600,000	1,820,000
Virgin Media Secured Finance PLC
5.000%, 04/15/2027 (D)	GBP	700,000	964,823
Virgin Money PLC
2.250%, 04/21/2020		1,400,000	1,908,505
			27,786,818
United States - 9.3%
AbbVie, Inc.
2.300%, 05/14/2021		$800,000	798,496
3.200%, 11/06/2022		500,000	512,526
Allegion US Holding Company, Inc.
3.200%, 10/01/2024 (B)		300,000	298,431
Ally Financial, Inc.
3.600%, 05/21/2018		2,600,000	2,620,020
American Honda Finance Corp. (3
month LIBOR + 0.350%)
1.669%, 11/05/2021 (C)		500,000	500,940
American International Group, Inc.
3.900%, 04/01/2026		1,500,000	1,557,020
AT&T, Inc.
1.800%, 09/04/2026	EUR	1,300,000	1,557,910
AT&T, Inc. (3 month LIBOR + 0.950%)
2.254%, 07/15/2021 (C)		$2,200,000	2,227,709
Bank of America Corp. (2.816% to
7-21-22, then 3 month LIBOR +
0.930%)
07/21/2023		2,300,000	2,299,987
BAT Capital Corp.
3.222%, 08/15/2024 (D)		600,000	601,234
4.390%, 08/15/2037 (D)		600,000	611,215
BAT Capital Corp. (3 month LIBOR +
0.590%)
1.905%, 08/14/2020 (C)(D)		400,000	400,718
Charter Communications Operating LLC
3.750%, 02/15/2028 (D)		2,900,000	2,826,623
Citigroup, Inc.
2.650%, 10/26/2020		1,600,000	1,616,121
Dell International LLC
4.420%, 06/15/2021 (D)		300,000	314,941
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)		1,000,000	1,282,624
8.151%, 06/30/2031		200,000	256,634

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
eBay, Inc.
2.750%, 01/30/2023		$200,000	$199,304
EPR Properties
4.500%, 06/01/2027		800,000	809,664
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021	EUR	300,000	354,889
1.700%, 06/30/2022	GBP	300,000	399,893
Ford Motor Credit Company LLC
1.897%, 08/12/2019		$2,000,000	1,990,002
2.875%, 10/01/2018		600,000	606,020
5.875%, 08/02/2021		300,000	333,614
Forest Laboratories LLC
5.000%, 12/15/2021 (D)		300,000	327,790
Kraft Heinz Foods Company (3 month
LIBOR + 1.879%)
1.879%, 02/10/2021 (C)		700,000	700,629
Marriott International, Inc.
6.750%, 05/15/2018		3,000,000	3,091,538
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,448,584
Nissan Motor Acceptance Corp. (3
month LIBOR + 0.690%)
2.021%, 09/28/2022 (C)(D)		1,300,000	1,303,183
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (D)		300,000	311,250
Pricoa Global Funding I
2.200%, 06/03/2021 (D)		1,500,000	1,495,785
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
2.016%, 06/05/2020 (C)		300,000	302,454
Springleaf Finance Corp.
6.000%, 06/01/2020		1,400,000	1,478,750
Tesla, Inc.
5.300%, 08/15/2025 (D)		200,000	195,560
The Southern Company
2.350%, 07/01/2021		800,000	795,359
Time Warner Cable LLC
5.000%, 02/01/2020		1,500,000	1,585,621
8.250%, 04/01/2019		300,000	326,152
UnitedHealth Group, Inc.
3.750%, 07/15/2025		1,600,000	1,697,321
Verizon Communications, Inc.
3.125%, 03/16/2022		1,400,000	1,434,381
4.125%, 03/16/2027		1,200,000	1,252,307
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		1,400,000	1,400,448
2.450%, 11/20/2019 (D)		1,500,000	1,511,144
WEA Finance LLC
3.750%, 09/17/2024 (D)		200,000	203,822
Wells Fargo & Company (3 month
LIBOR + 1.230%)
2.541%, 10/31/2023 (C)		2,100,000	2,147,565
Wells Fargo & Company (3 month
LIBOR + 1.110%)
2.423%, 01/24/2023 (C)		1,400,000	1,424,154
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,500,000	1,524,757
4.625%, 11/30/2019		1,463,000	1,534,731
			54,469,820
TOTAL CORPORATE BONDS
(Cost $242,325,624)			$251,414,840

MUNICIPAL BONDS - 0.8%
United States - 0.8%
American Municipal Power, Inc.
7.334%, 02/15/2028		700,000	896,931
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	522,856
City of Los Angeles CA Wastewater
System Revenue
5.713%, 06/01/2039		200,000	250,714
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		215,000	217,793
State of California
2.017%, 04/01/2047 (C)		2,900,000	2,914,442
TOTAL MUNICIPAL BONDS
(Cost $4,769,885)			$4,802,736

TERM LOANS (G) - 0.6%
United States - 0.6%
CenturyLink Escrow LLC, 2.750%,
01/31/2025		1,200,000	1,162,200
Energy Future Intermediate Holding
Company LLC (1 month LIBOR +
3.000%), 4.235%, 06/30/2018		2,200,000	2,210,450
Las Vegas Sands LLC (1 month
LIBOR + 2.000%), 3.235%,
03/29/2024		98,490	98,859
			3,471,509
TOTAL TERM LOANS
(Cost $3,492,891)			$3,471,509

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
Commercial and residential - 8.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
3.583%, 09/25/2035 (C)		73,197	67,812
Alba PLC, Series 2006-2, Class A3A (3
month EURIBOR + 0.170%),
0.497%, 12/15/2038 (C)	GBP	207,477	267,286
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (1 Year
LIBOR + 1.500%),
3.229%, 10/25/2034 (C)		$15,419	15,581
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1,
6.500%, 04/25/2036		1,706,660	1,588,260
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month
LIBOR + 0.290%),
1.526%, 05/20/2035 (C)		208,558	180,684
Series 2006-J, Class 4A1,
3.597%, 01/20/2047 (C)		91,219	86,163
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2,
3.629%, 03/25/2035 (C)		447,591	436,799
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-6, Class 1A1,
3.347%, 08/25/2033 (C)		44,754	45,301
Series 2003-7, Class 6A,
3.455%, 10/25/2033 (C)		52,618	53,024
Series 2003-9, Class 2A1,
3.576%, 02/25/2034 (C)		9,746	9,886
Series 2004-2, Class 22A,
3.662%, 05/25/2034 (C)		108,207	105,081

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2004-2, Class 23A,
3.201%, 05/25/2034 (C)		$45,750	$42,504
Series 2004-9, Class 22A1,
3.865%, 11/25/2034 (C)		37,332	37,562
Series 2005-12, Class 23A1,
3.372%, 02/25/2036 (C)		554,854	546,251
Series 2005-2, Class A1 (1 Year CMT
+ 2.450%),
3.260%, 03/25/2035 (C)		561,737	567,149
Series 2005-2, Class A2 (1 Year
LIBOR + 1.950%),
3.636%, 03/25/2035 (C)		503,685	508,831
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.452%, 09/25/2035 (C)		674,052	596,909
Series 2005-9, Class 24A1,
3.392%, 11/25/2035 (C)		555,772	481,260
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.359%, 01/26/2036 (C)		1,263,695	1,117,607
Berica ABS SRL, Series 2011-1,
Class A1 (3 month EURIBOR +
0.300%),
0.019%, 12/31/2055 (C)	EUR	297,621	351,105
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month
EURIBOR + 2.000%),
2.280%, 02/15/2041 (C)	GBP	695,127	911,931
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.372%, 06/01/2020	CAD	569,102	455,633
Series 98001247,
1.572%, 07/01/2020		1,503,645	1,208,592
Series 98001289,
1.572%, 08/01/2020		524,412	421,480
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.021%, 09/15/2040 (C)	EUR	294,491	345,965
Chase Mortgage Finance Trust
Series 2007-A2, Series 2007-A2,
Class 7A1,
3.129%, 07/25/2037 (C)		$79,082	72,057
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
2.690%, 09/25/2035 (C)		193,782	196,084
Series 2005-7, Class 1A2,
3.340%, 09/25/2035 (C)		1,179,586	1,079,335
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		101,196	95,384
Series 2005-56, Class 2A2 (1 Year
MTA + 2.040%),
2.798%, 11/25/2035 (C)		68,634	67,494
Series 2005-56, Class 2A3 (1 Year
MTA + 1.500%),
2.258%, 11/25/2035 (C)		82,305	79,864
Series 2006-OA9, Class 2A1B (1
month LIBOR + 0.200%),
1.436%, 07/20/2046 (C)		308,363	205,123
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
1.587%, 05/25/2037 (C)		251,867	134,584
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		123,940	109,341
Series 2007-OA11, Class A1B (1 Year
MTA + 1.250%),
2.139%, 11/25/2047 (C)		1,724,806	1,429,756
Series 2007-OA3, Class 1A1 (1 month
LIBOR + 0.140%),
1.377%, 04/25/2047 (C)		2,746,603	2,416,011
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.489%, 08/25/2034 (C)		32,914	31,077
Series 2004-22, Class A3,
3.165%, 11/25/2034 (C)		134,687	133,840
Series 2004-HYB5, Class 2A1,
3.483%, 04/20/2035 (C)		27,816	27,650
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.640%),
1.877%, 03/25/2035 (C)		52,708	51,828
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
1.897%, 02/25/2035 (C)		28,026	26,823
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
1.917%, 02/25/2035 (C)		42,893	41,579
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		13,135	13,351
Series 2003-AR18, Class 2A3,
3.014%, 07/25/2033 (C)		6,039	6,042
Series 2003-AR20, Class 2A1,
3.326%, 08/25/2033 (C)		48,087	48,397
Eurosail-UK PLC, Series 2007-3X,
Class A3A (3 month EURIBOR +
0.950%),
1.252%, 06/13/2045 (C)	GBP	1,562,144	2,061,220
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
3.294%, 08/25/2035 (C)		$49,863	43,259
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A (1 month
LIBOR + 0.350%),
1.584%, 11/15/2031 (C)		34,541	33,472
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.015%, 06/25/2034 (C)		12,877	12,568
Great Hall Mortgages PLC,
Series 2007-1, Class A2A (3 month
EURIBOR + 0.130%),
0.463%, 03/18/2039 (C)	GBP	970,899	1,279,258
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1 (1 month
LIBOR + 0.180%),
1.417%, 01/25/2037 (C)		$203,696	191,177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
3.758%, 10/25/2033 (C)		$10,311	$10,266
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.304%, 11/10/2045		3,363,859	280,904
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
2.560%, 03/25/2033 (C)		47,380	46,930
Harborview Mortgage Loan Trust,
Series 2005-12, Class 1A1A (1 Year
MTA + 2.000%),
2.889%, 10/19/2035 (C)		1,678,125	1,392,965
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
3.573%, 07/19/2035 (C)		33,311	29,435
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A,
3.109%, 12/25/2034 (C)		50,551	49,064
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month
LIBOR + 0.240%),
1.477%, 10/25/2036 (C)		3,493,648	3,248,658
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (C)		3,147	2,424
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.996%, 11/25/2033 (C)		45,905	44,091
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		265,979	245,205
Series 2007-A1, Class 5A5,
3.520%, 07/25/2035 (C)		245,785	253,579
Series 2007-A1, Class 5A6,
3.520%, 07/25/2035 (C)		223,441	221,756
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (3 month
EURIBOR + 0.650%),
0.977%, 12/15/2049 (C)	GBP	4,211,162	5,523,900
MASTR Adjustable Rate Mortgages
Trust, Series 2007-HF1, Class A1 (1
month LIBOR + 0.240%),
1.477%, 05/25/2037 (C)		$242,185	158,174
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
3.107%, 02/25/2033 (C)		103,795	100,469
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.665%, 10/25/2035 (C)		321,823	321,271
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
1.487%, 11/25/2035 (C)		182,828	174,688
Series 2005-A10, Class A (1 month
LIBOR + 0.210%),
1.447%, 02/25/2036 (C)		2,347,929	2,246,111
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
1.674%, 12/15/2030 (C)		22,308	21,601
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
1.681%, 10/07/2020 (C)		1,290,020	1,293,848
Series 2010-R2, Class 1A (1 month
LIBOR + 0.370%),
1.604%, 11/06/2017 (C)		2,751,049	2,751,545
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
4.866%, 02/25/2036 (C)		432,275	370,126
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%),
1.417%, 06/25/2046 (C)		1,572,421	751,591
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
1.387%, 02/25/2047 (C)		431,210	282,541
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036		1,712,258	1,647,873
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
1.637%, 01/25/2046 (C)		399,186	194,696
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
3.780%, 09/25/2035 (C)		108,111	89,507
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month EURIBOR +
0.800%),
1.082%, 08/20/2056 (C)(D)	GBP	2,226,766	2,998,062
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month
LIBOR + 0.350%),
1.586%, 07/20/2033 (C)		$80,068	75,400
Series 5, Class A (1 month LIBOR +
0.700%),
1.937%, 10/19/2026 (C)		12,192	11,978
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D,
6.164%, 07/22/2030 (C)(D)		52,443	52,349
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.452%, 02/25/2034 (C)		79,777	79,598
Series 2004-12, Class 7A1,
3.661%, 09/25/2034 (C)		121,756	123,525
Series 2004-4, Class 3A2,
3.471%, 04/25/2034 (C)		151,644	153,479
Series 2005-18, Class 6A1,
3.536%, 09/25/2035 (C)		185,383	165,558
Structured Asset Mortgage
Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month
LIBOR + 0.580%),
1.817%, 07/19/2034 (C)		37,740	37,695
Series 2006-AR5, Class 1A1 (1 month
LIBOR + 0.210%),
1.447%, 05/25/2036 (C)		447,178	350,129
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.943%, 10/25/2043 (C)		448,516	439,089
Series 2007-2, Class A1 (1 month
LIBOR + 1.250%),
2.487%, 06/25/2037 (C)		372,432	343,674

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Thornburg Mortgage
Securities Trust (continued)
Series 2007-2, Class A2A (1 month
LIBOR + 0.130%),
1.367%, 06/25/2037 (C)		$492,828	$473,012
Series 2007-2, Class A3A (1 Year
LIBOR + 1.200%),
2.968%, 06/25/2037 (C)		600,904	577,105
Series 2007-3, Class 2A1 (1 Year
LIBOR + 1.250%),
2.978%, 06/25/2047 (C)		137,158	125,583
Series 2007-3, Class 3A1 (1 month
LIBOR + 1.250%),
2.978%, 06/25/2047 (C)		266,262	240,649
Series 2007-3, Class 4A1 (1 month
LIBOR + 1.250%),
2.978%, 06/25/2047 (C)		195,154	174,316
Uropa Securities PLC
Series 2008-1, Class A (3 month
EURIBOR + 0.200%),
0.487%, 06/10/2059 (C)	GBP	368,085	473,033
Series 2008-1, Class B (3 month
EURIBOR + 0.750%),
1.037%, 06/10/2059 (C)		70,410	87,626
Series 2008-1, Class M1 (3 month
EURIBOR + 0.350%),
0.637%, 06/10/2059 (C)		84,670	106,982
Series 2008-1, Class M2 (3 month
EURIBOR + 0.550%),
0.837%, 06/10/2059 (C)		66,845	83,300
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (1 Year
MTA + 1.200%),
2.089%, 11/25/2042 (C)		$213,942	202,458
Series 2002-AR2, Class A (COFI +
1.250%),
1.957%, 02/27/2034 (C)		31,281	30,887
Series 2003-AR5, Class A7,
3.062%, 06/25/2033 (C)		45,945	46,714
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
1.547%, 01/25/2045 (C)		34,066	33,173
Series 2006-AR5, Class 3A (1 Year
MTA + 0.940%),
1.829%, 07/25/2046 (C)		251,261	184,585
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO,
1.431%, 03/15/2045 (D)		10,072,199	462,308
			50,220,715
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
1.582%, 01/15/2038 (C)		983,403	978,914
Series 4579, Class SD IO,
1.503%, 01/15/2038		983,403	46,363
Series T-62, Class 1A1 (1 Year MTA
+ 1.200%),
2.030%, 10/25/2044 (C)		895,687	910,214
Federal National Mortgage Association
Series 2002-W8, Class F (1 month
LIBOR + 0.400%),
1.637%, 09/25/2032 (C)		1,990	1,989
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
1.587%, 03/25/2044 (C)		27,706	27,681
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
1.637%, 06/25/2036 (C)		58,857	59,059
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.037%, 12/25/2039 (C)		445,441	453,020
Series 2011-53, Class FT (1 month
LIBOR + 0.580%),
1.817%, 06/25/2041 (C)		1,885,947	1,903,451
Series 2013-130, Class FB (1 month
LIBOR + 0.450%),
1.687%, 01/25/2044 (C)		301,365	302,572
Government National Mortgage
Association, Series 2004-68,
Class ZC,
6.000%, 08/20/2034		1,602,620	1,823,547
			6,506,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $56,691,641)			$56,727,525

ASSET BACKED SECURITIES - 9.7%
ACE Securities Corp. Home Equity Loan
Trust,
Series 2005-ASP1, Class M1 (1 month
LIBOR + 0.680%)
1.917%, 09/25/2035 (C)		1,489,747	1,298,581
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A (1 month
LIBOR + 0.580%)
1.817%, 07/25/2032 (C)		6,007	5,743
Amresco Residential Securities Corp.
Mortgage Loan Trust,
Series 1999-1, Class A (1 month
LIBOR + 0.940%)
2.177%, 06/25/2029 (C)		27,650	26,120
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class AR (3 month
LIBOR + 1.250%)
2.554%, 10/15/2026 (C)(D)		1,400,000	1,405,097
Blue Hill CLO, Ltd.,
Series 2013-1A, Class AR (3 month
LIBOR + 1.180%)
2.484%, 01/15/2026 (C)(D)		1,400,000	1,401,172
Bowman Park CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
2.494%, 11/23/2025 (C)(D)		1,400,000	1,405,774
CIFC Funding, Ltd,
Series 2014-2A, Class A1LR (3 month
LIBOR + 1.200%)
2.517%, 05/24/2026 (C)(D)		1,400,000	1,407,584
Countrywide Asset-Backed Certificates,
Series 2006-22, Class 1A (1 month
LIBOR + 0.140%)
1.377%, 06/25/2035 (C)		1,504,161	1,283,216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
Countrywide Asset-Backed Certificates,
Series 2007-6, Class 2A3 (1 month
LIBOR + 0.220%)
1.457%, 09/25/2037 (C)		$2,051,670	$1,829,222
Countrywide Asset-Backed Certificates,
Series 2007-BC2, Class 1A (1 month
LIBOR + 0.200%)
1.437%, 06/25/2037 (C)		2,672,236	2,223,213
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (C)(D)	EUR	1,100,000	1,300,499
CWABS Asset-Backed Certificates Trust,
Series 2005-4, Class MV5 (1 month
LIBOR + 0.670%)
1.907%, 10/25/2035 (C)		$2,100,000	2,060,271
First Alliance Mortgage Loan Trust,
Series 1997-4, Class A3 (1 month
LIBOR + 0.460%)
1.212%, 12/20/2027 (C)		175	175
Hildene CLO I, Ltd.,
Series 2013-1A, Class AR (3 month
LIBOR + 1.150%)
2.454%, 01/17/2026 (C)(D)		2,900,000	2,901,302
Home Equity Asset Trust,
Series 2002-1, Class A4 (1 month
LIBOR + 0.600%)
1.837%, 11/25/2032 (C)		1,283	1,165
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3 (1 month
LIBOR + 0.260%)
1.497%, 04/25/2037 (C)		2,191,027	1,328,679
Jamestown CLO V, Ltd.,
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
2.524%, 01/17/2027 (C)(D)		2,900,000	2,906,308
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5 (1
month LIBOR + 0.240%)
1.477%, 08/25/2036 (C)		5,462,630	2,873,989
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE4, Class A4 (1 month
LIBOR + 0.240%)
1.477%, 06/25/2036 (C)		2,055,346	1,439,496
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE6, Class A2B (1 month
LIBOR + 0.100%)
1.337%, 09/25/2036 (C)		1,217,107	601,693
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2007-NC3, Class A2B (1 month
LIBOR + 0.140%)
1.377%, 05/25/2037 (C)		2,461,762	1,895,230
MP CLO V, Ltd.,
Series 2014-A1, Class AR (3 month
LIBOR + 1.250%)
2.554%, 07/18/2026 (C)(D)		1,400,000	1,402,793
Nelder Grove CLO, Ltd.,
Series 2014-A1, Class A1R (3 month
LIBOR + 1.300%)
2.611%, 08/28/2026 (C)(D)		1,400,000	1,403,818
NewMark Capital Funding CLO, Ltd.,
Series 2014-2A, Class A1R (3 month
LIBOR + 1.220%)
2.516%, 06/30/2026 (C)(D)		1,400,000	1,402,330
Novastar Mortgage Funding Trust,
Series 2007-1, Class A1A (1 month
LIBOR + 0.130%)
1.367%, 03/25/2037 (C)		2,152,082	1,666,010
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
2.437%, 07/20/2026 (C)(D)		2,900,000	2,912,598
Oaktree CLO, Ltd.,
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
2.527%, 10/20/2026 (C)(D)		2,900,000	2,906,745
Octagon Investment Partners XIX, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
2.404%, 04/15/2026 (C)(D)		1,400,000	1,401,526
Panther CDO V BV,
Series V-A, Class A1 (6 month
EURIBOR + 0.286%)
0.044%, 10/15/2084 (C)(D)	EUR	88,996	105,085
RAMP Series Trust,
Series 2006-NC2, Class M1 (1 month
LIBOR + 0.360%)
1.597%, 02/25/2036 (C)		$2,400,000	2,088,625
Renaissance Home Equity Loan Trust,
Series 2002-3, Class M2 (1 month
LIBOR + 2.550%)
3.787%, 12/25/2032 (C)		419,899	400,572
Renaissance Home Equity Loan Trust,
Series 2006-3, Class AF6
5.731%, 11/25/2036		2,685,534	1,543,007
Residential Asset Mortgage
Products, Inc. Trust,
Series 2002-RS3, Class AII1 (1 month
LIBOR + 0.560%)
1.797%, 06/25/2032 (C)		8,215	7,825
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB (1
month LIBOR + 0.500%)
1.737%, 07/25/2032 (C)		20,751	18,986
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A (1 month
LIBOR + 0.050%)
1.287%, 12/25/2036 (C)		47,294	28,310
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		9,182	9,496
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2 (1 month
LIBOR + 0.130%)
1.367%, 07/25/2036 (C)		1,817,677	1,466,600
Telos Clo 2014-6 Ltd.,
Series 2014-6A, Class A1R (3 month
LIBOR + 1.270%)
2.574%, 01/17/2027 (C)(D)		2,900,000	2,908,233
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
2.177%, 11/25/2033 (C)		32,369	31,981

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
TICP CLO, Ltd.,
Series 2014-3A, Class AR (3 month
LIBOR + 1.180%)
2.487%, 01/20/2027 (C)(D)		$1,650,000	$1,652,792
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4 (1 month
LIBOR + 0.360%)
1.597%, 04/25/2037 (C)		6,924,984	4,005,506
TOTAL ASSET BACKED SECURITIES
(Cost $55,184,759)			$56,957,367

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (H)		5,054	37,652
TOTAL COMMON STOCKS
(Cost $8,339)			$37,652

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.0%
Nationwide Building Society (C)		250	52,092
United States - 0.1%
Navient Corp. (1 month CPI + 3.683%),
4.250% (C)		9,800	245,392
TOTAL PREFERRED SECURITIES (Cost $154,258)			$297,484

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2049 (H)		4,100,000	258,300
5.625%, 01/24/2049 (H)		4,500,000	283,500
6.875%, 05/02/2018 (H)		2,100,000	134,400
TOTAL ESCROW SHARES (Cost $0)			$676,200

PURCHASED OPTIONS - 0.1%
Calls - 0.1%
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (H)(I)		2,119,000	44,014
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (H)(I)		1,705,000	35,415
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (H)(I)		2,587,000	53,786
			133,215
Puts - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $114.50; Notional
Amount: 746,000) (H)		746	746
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $106.00; Notional
Amount: 86,000) (H)		86	86
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $106.50; Notional
Amount: 12,000) (H)		12	12
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $107.25; Notional
Amount: 48,000) (H)		48	48
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $108.00; Notional
Amount: 45,000) (H)		45	45
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $108.75; Notional
Amount: 131,000) (H)		131	131
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $112.00; Notional
Amount: 572,000) (H)		572	572
Exchange Traded Option on Eurodollar
Futures (Expiration Date: 3-19-18;
Strike Price: $98.25; Notional
Amount: 817,500) (H)		327	18,394
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.030% (Expiration
Date: 12-18-17; Strike Rate: 2.030%;
Counterparty: Morgan Stanley
Company, Inc.) (H)(I)		112,000,000	896
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.400% (Expiration
Date: 3-14-18; Strike Rate: 2.400%;
Counterparty: Goldman Sachs and
Company) (H)(I)		30,800,000	216
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.400% (Expiration
Date: 3-14-18; Strike Rate: 2.400%;
Counterparty: Morgan Stanley
Company, Inc.) (H)(I)		156,400,000	1,095
			22,241
TOTAL PURCHASED OPTIONS (Cost $430,941)			$155,456

SHORT-TERM INVESTMENTS - 17.3%
U.S. Government - 0.3%
U.S. Treasury Bill
0.953%, 11/09/2017 (A)*		$315,000	314,681
1.076%, 01/04/2018 (A)*		1,308,000	1,304,473
1.090%, 01/18/2018 (A)*		354,000	352,927
			1,972,081
Foreign government - 16.7%
Federative Republic of Brazil
6.745%, 04/01/2018*	BRL	12,100,000	3,690,384
6.916%, 01/01/2018*		6,900,000	2,140,107
Japan Treasury Discount Bill
(0.204%), 12/11/2017*	JPY	4,570,000,000	40,629,548
(0.174%), 12/04/2017*		940,000,000	8,356,278
(0.144%), 11/27/2017*		1,260,000,000	11,200,072
(0.138%), 12/18/2017*		1,720,000,000	15,290,049
(0.121%), 10/30/2017*		1,280,000,000	11,376,363

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Mexico Cetes
6.490%, 03/01/2018*	MXN	7,890,000	$4,205,184
6.501%, 11/30/2017*		2,300,000	1,247,873
			98,135,858
Repurchase agreement - 0.3%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $1,468,042 on 10-2-17,
collateralized by $1,490,000
U.S. Treasury Notes, 1.625% due
11-30-20 (valued at $1,497,463,
including interest)		$1,468,000	1,468,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $103,690,485)			$101,575,939
Total Investments (Global Bond Trust)
(Cost $736,037,148) - 127.6%			$747,727,744
Other assets and liabilities, net - (27.6%)			(161,565,745)
TOTAL NET ASSETS - 100.0%			$586,161,999

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $134,292,861 or 22.9% of the fund’s net assets as of 9-30-17.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security is valued using significant unobservable inputs.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	46	Long	Dec 2017	$4,671,450	$4,583,975	$(87,475)
10-Year Canada Government Bond Futures	23	Long	Dec 2017	2,542,725	2,494,009	(48,716)
10-Year Japan Government Bond Futures	11	Long	Dec 2017	14,755,823	14,697,623	(58,200)
10-Year U.S. Treasury Note Futures	750	Long	Dec 2017	94,967,825	93,984,375	(983,450)
3-Month Sterling Futures	112	Long	Dec 2018	18,598,768	18,593,027	(5,741)
3-Year Australian Treasury Bond Futures	14	Long	Dec 2017	1,224,455	1,219,344	(5,111)
5-Year U.S. Treasury Note Futures	763	Long	Dec 2017	90,228,524	89,652,500	(576,024)
Bank Accept Futures	306	Long	Dec 2017	60,403,156	60,311,000	(92,156)
Bank Accept Futures	10	Long	Dec 2018	1,961,747	1,962,533	786
Euro-Buxl Futures	16	Long	Dec 2017	3,155,101	3,087,313	(67,788)
Eurodollar Futures	487	Long	Mar 2018	119,906,090	119,814,175	(91,915)
German Euro BUND Futures	75	Long	Dec 2017	14,307,570	14,272,333	(35,237)
Ultra U.S. Treasury Bond Futures	261	Long	Dec 2017	43,758,830	43,097,625	(661,205)
3-Month Sterling Futures	112	Short	Dec 2019	(18,561,022)	(18,553,631)	7,391
Euro-BTP Italian Government Bond Futures	94	Short	Dec 2017	(15,073,663)	(14,993,872)	79,791
Eurodollar Futures	242	Short	Dec 2017	(59,617,525)	(59,604,600)	12,925
Eurodollar Futures	8	Short	Dec 2018	(1,965,490)	(1,962,700)	2,790
Eurodollar Futures	487	Short	Mar 2019	(119,459,106)	(119,424,575)	34,531
Euro-OAT Futures	103	Short	Dec 2017	(18,939,721)	(18,886,083)	53,638

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
U.S. Treasury Long Bond Futures	116	Short	Dec 2017	(17,962,699)	(17,726,250)	$236,449
						$(2,284,717)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	14,384,000	USD	11,337,506	Standard Chartered Bank	11/15/2017	—	($60,406)
BRL	19,000,000	USD	5,997,475	BNP Paribas SA	10/3/2017	$1,610	—
BRL	799,556	USD	252,385	Deutsche Bank AG	10/3/2017	68	—
BRL	19,000,000	USD	6,126,390	Morgan Stanley Bank, N.A.	10/3/2017	—	(127,305)
BRL	2,649,621	USD	834,000	Deutsche Bank AG	11/3/2017	—	(1,035)
BRL	3,510,886	USD	1,106,000	Goldman Sachs Bank USA	11/3/2017	—	(2,277)
CAD	250,000	USD	205,603	Barclays Capital	10/3/2017	—	(5,241)
CAD	3,100,000	USD	2,543,076	BNP Paribas SA	10/3/2017	—	(58,584)
CAD	2,931,000	USD	2,381,497	Goldman Sachs Bank USA	10/3/2017	—	(32,450)
CAD	1,000,000	USD	810,924	HSBC Bank USA	10/3/2017	—	(9,475)
CAD	4,200,000	USD	3,449,229	Royal Bank of Canada	10/3/2017	—	(83,143)
CHF	3,475,000	USD	3,611,049	JPMorgan Chase Bank	11/15/2017	—	(12,483)
CNH	27,931,780	USD	4,043,981	Credit Suisse International	12/5/2017	145,224	—
CZK	13,433,000	USD	617,325	Bank of America, N.A.	12/7/2017	—	(4,067)
DKK	252,782,310	USD	40,412,839	Bank of America, N.A.	10/2/2017	—	(264,765)
DKK	20,239,000	USD	2,974,659	UBS AG	10/2/2017	239,794	—
DKK	6,425,000	USD	1,025,699	UBS AG	1/2/2018	423	—
DKK	170,000	USD	26,069	BNP Paribas SA	4/3/2018	1,239	—
EUR	160,000	USD	189,328	Bank of America, N.A.	11/15/2017	208	—
EUR	98,141,769	USD	115,543,286	Citibank N.A.	11/15/2017	715,132	—
EUR	180,000	USD	215,006	Goldman Sachs Bank USA	11/15/2017	—	(1,779)
EUR	1,338,000	USD	1,585,369	JPMorgan Chase Bank	11/15/2017	—	(378)
GBP	858,000	USD	1,163,502	Bank of America, N.A.	10/3/2017	—	(13,783)
GBP	3,268,000	USD	4,227,881	Goldman Sachs Bank USA	10/3/2017	151,237	—
GBP	686,000	USD	929,277	JPMorgan Chase Bank	10/3/2017	—	(10,037)
GBP	1,234,000	USD	1,665,168	UBS AG	10/3/2017	—	(11,609)
GBP	5,298,000	USD	7,100,809	JPMorgan Chase Bank	11/2/2017	5,432	—
IDR	20,146,206,000	USD	1,496,000	Barclays Capital	10/13/2017	—	(1,571)
IDR	5,944,016,000	USD	442,000	BNP Paribas SA	10/13/2017	—	(1,078)
IDR	4,235,585,800	USD	317,550	Citibank N.A.	10/13/2017	—	(3,358)
IDR	13,465,000	USD	1,000	Goldman Sachs Bank USA	10/13/2017	—	(1)
IDR	9,289,410,000	USD	689,000	JPMorgan Chase Bank	10/13/2017	81	—
IDR	39,628,682,800	USD	2,914,302	Standard Chartered Bank	1/19/2018	—	(240)
ILS	2,570,000	USD	732,884	Bank of America, N.A.	10/6/2017	—	(5,752)
INR	53,835,920	USD	834,860	BNP Paribas SA	12/4/2017	—	(16,560)
INR	38,469,605	USD	597,000	Citibank N.A.	12/4/2017	—	(12,267)
INR	239,954,070	USD	3,643,396	Goldman Sachs Bank USA	12/4/2017	3,877	—
INR	192,060,000	USD	2,910,000	HSBC Bank USA	12/4/2017	9,289	—
INR	51,661,280	USD	788,000	UBS AG	12/4/2017	—	(2,755)
JPY	5,338,300,000	USD	48,858,511	Goldman Sachs Bank USA	11/15/2017	—	(1,326,633)
JPY	2,608,300,000	USD	23,683,742	JPMorgan Chase Bank	11/15/2017	—	(459,607)
KRW	8,237,966,003	USD	7,251,475	UBS AG	12/4/2017	—	(53,770)
KRW	1,012,086,900	USD	891,000	Goldman Sachs Bank USA	4/24/2018	—	(4,511)
KRW	111,325,500	USD	99,000	BNP Paribas SA	4/27/2018	—	(1,486)
KRW	1,129,053,600	USD	1,002,000	JPMorgan Chase Bank	4/27/2018	—	(13,020)
KRW	1,124,500	USD	1,000	Morgan Stanley Bank, N.A.	4/27/2018	—	(15)
MXN	137,854,718	USD	7,631,250	Goldman Sachs Bank USA	12/15/2017	—	(148,734)
MXN	3,407,000	USD	187,283	HSBC Bank USA	12/15/2017	—	(2,357)
MYR	6,942,651	USD	1,627,629	UBS AG	12/4/2017	12,807	—
NOK	1,090,000	USD	139,306	HSBC Bank USA	11/15/2017	—	(2,323)
NZD	6,541,000	USD	4,704,103	JPMorgan Chase Bank	10/3/2017	20,463	—
PEN	4,838,127	USD	1,481,271	Goldman Sachs Bank USA	10/23/2017	—	(118)
PEN	4,746,588	USD	1,452,000	Goldman Sachs Bank USA	10/31/2017	825	—
PLN	582,000	USD	162,008	Citibank N.A.	11/3/2017	—	(2,518)
SEK	7,540,000	USD	951,394	Bank of America, N.A.	11/15/2017	—	(23,473)
SEK	4,655,000	USD	585,836	Standard Chartered Bank	11/15/2017	—	(12,961)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
SEK	12,730,000	USD	1,604,467	UBS AG	11/15/2017	—	($37,831)
SGD	4,367,018	USD	3,222,000	Goldman Sachs Bank USA	12/4/2017	—	(392)
THB	50,420,878	USD	1,518,930	JPMorgan Chase Bank	12/4/2017	—	(6,152)
USD	181,075	AUD	225,000	Bank of America, N.A.	11/15/2017	$4,674	—
USD	3,893,752	AUD	4,949,000	JPMorgan Chase Bank	11/15/2017	13,721	—
USD	944,539	AUD	1,205,000	Standard Chartered Bank	11/15/2017	—	(185)
USD	903,222	AUD	1,154,000	UBS AG	11/15/2017	—	(1,518)
USD	5,928,318	BRL	19,000,000	BNP Paribas SA	10/3/2017	—	(70,766)
USD	252,035	BRL	799,556	Deutsche Bank AG	10/3/2017	—	(418)
USD	5,997,475	BRL	19,000,000	Morgan Stanley Bank, N.A.	10/3/2017	—	(1,610)
USD	2,204,121	BRL	6,900,000	Morgan Stanley Bank, N.A.	1/3/2018	51,940	—
USD	3,805,581	BRL	12,100,000	Morgan Stanley Bank, N.A.	4/3/2018	71,417	—
USD	8,918,460	CAD	10,846,000	JPMorgan Chase Bank	10/3/2017	225,944	—
USD	1,259,846	CAD	1,531,000	Standard Chartered Bank	10/3/2017	32,827	—
USD	3,849,344	CNY	27,191,763	UBS AG	12/5/2017	—	(232,723)
USD	22,381,833	DKK	145,090,011	Bank of America, N.A.	10/2/2017	—	(662,044)
USD	5,682	DKK	39,000	BNP Paribas SA	10/2/2017	—	(512)
USD	2,887,703	DKK	18,775,000	Goldman Sachs Bank USA	10/2/2017	—	(94,231)
USD	13,923,454	DKK	90,924,000	HSBC Bank USA	10/2/2017	—	(517,523)
USD	10,489,897	DKK	67,905,000	JPMorgan Chase Bank	10/2/2017	—	(295,094)
USD	646,182	DKK	4,020,000	Royal Bank of Canada	10/2/2017	7,707	—
USD	1,187,275	DKK	7,715,000	UBS AG	10/2/2017	—	(38,058)
USD	41,221,509	DKK	256,760,310	Bank of America, N.A.	1/2/2018	214,874	—
USD	1,342,618	DKK	9,122,000	Bank of America, N.A.	4/3/2018	—	(122,691)
USD	1,775,784	DKK	12,056,000	BNP Paribas SA	4/3/2018	—	(160,826)
USD	2,412,762	DKK	16,463,000	Goldman Sachs Bank USA	4/3/2018	—	(231,765)
USD	7,970,658	EUR	6,707,000	Bank of America, N.A.	11/15/2017	25,566	—
USD	1,809,216	EUR	1,534,000	Goldman Sachs Bank USA	11/15/2017	—	(7,956)
USD	3,745,596	EUR	3,133,000	HSBC Bank USA	11/15/2017	34,254	—
USD	517,059	EUR	431,000	Royal Bank of Canada	11/15/2017	6,497	—
USD	3,733,482	EUR	3,164,000	UBS AG	11/15/2017	—	(14,582)
USD	569,474	GBP	429,000	Goldman Sachs Bank USA	10/3/2017	—	(5,386)
USD	7,093,755	GBP	5,298,000	JPMorgan Chase Bank	10/3/2017	—	(5,562)
USD	428,771	GBP	319,000	Royal Bank of Canada	10/3/2017	1,311	—
USD	1,479,000	IDR	19,919,172,000	Goldman Sachs Bank USA	10/13/2017	1,413	—
USD	2,943,088	IDR	39,628,682,800	Standard Chartered Bank	10/13/2017	3,466	—
USD	651,000	INR	42,783,720	BNP Paribas SA	12/4/2017	693	—
USD	1,000	INR	65,735	Citibank N.A.	12/4/2017	1	—
USD	4,290,000	INR	282,432,150	Goldman Sachs Bank USA	12/4/2017	—	(2,934)
USD	826,000	INR	54,309,500	JPMorgan Chase Bank	12/4/2017	502	—
USD	11,689,967	JPY	1,280,000,000	Goldman Sachs Bank USA	10/30/2017	300,958	—
USD	680,412	JPY	74,700,000	Goldman Sachs Bank USA	11/15/2017	15,288	—
USD	5,336,462	JPY	580,000,000	Citibank N.A.	11/27/2017	169,436	—
USD	6,248,208	JPY	680,000,000	Goldman Sachs Bank USA	11/27/2017	190,317	—
USD	4,274,884	JPY	470,000,000	Citibank N.A.	12/4/2017	86,514	—
USD	4,275,079	JPY	470,000,000	Morgan Stanley Bank, N.A.	12/4/2017	86,709	—
USD	42,122,727	JPY	4,570,000,000	UBS AG	12/11/2017	1,378,884	—
USD	15,638,141	JPY	1,720,000,000	Goldman Sachs Bank USA	12/18/2017	296,459	—
USD	423,000	KRW	484,800,300	BNP Paribas SA	11/13/2017	—	(478)
USD	971,000	KRW	1,111,940,650	Morgan Stanley Bank, N.A.	11/13/2017	—	(291)
USD	891,000	KRW	1,011,106,800	UBS AG	4/24/2018	5,369	—
USD	1,102,000	KRW	1,238,648,000	JPMorgan Chase Bank	4/27/2018	17,022	—
USD	1,115,476	MXN	23,000,000	Nomura Global Financial Products, Inc.	11/30/2017	—	(135,747)
USD	2,940,694	MXN	53,366,000	Citibank N.A.	12/15/2017	44,080	—
USD	3,773,007	MXN	78,900,000	BNP Paribas SA	3/1/2018	—	(460,971)
USD	4,751,263	NZD	6,541,000	Goldman Sachs Bank USA	10/3/2017	26,697	—
USD	4,701,533	NZD	6,541,000	JPMorgan Chase Bank	11/2/2017	—	(20,184)
USD	763,000	PEN	2,494,247	Citibank N.A.	10/23/2017	—	(593)
USD	22,106,243	SEK	179,380,000	Bank of America, N.A.	11/15/2017	30,583	—
USD	226,766	SEK	1,785,000	JPMorgan Chase Bank	11/15/2017	7,092	—
USD	10,852,660	SGD	14,824,733	Standard Chartered Bank	12/4/2017	—	(83,744)
ZAR	16,807,238	USD	1,280,167	Citibank N.A.	10/5/2017	—	(39,158)
						$4,659,924	($6,045,850)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Eurodollar Futures	USD	98.75	Mar 2018	327	817,500	$34,728	$(6,131)
						$34,728	$(6,131)
Puts
Euro BUND Futures	USD	159.00	Nov 2017	18	1,800,000	10,557	(9,937)
						$10,557	$(9,937)
						$45,285	$(16,068)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus Canadian Dollar	Deutsche Bank AG	AUD	1.01	Dec 2017	2,300,000	$10,664	$(5,252)
Australian Dollar versus Canadian Dollar	Bank of America N.A.	AUD	1.01	Dec 2017	2,400,000	10,379	(8,129)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	USD	6.30	Jan 2018	1,300,000	69,225	(1)
						$90,268	$(13,382)
Puts
Australian Dollar versus Canadian Dollar	Deutsche Bank AG	AUD	0.96	Dec 2017	2,300,000	9,963	(12,046)
Australian Dollar versus Canadian Dollar	Bank of America N.A.	AUD	0.95	Dec 2017	2,400,000	10,379	(9,260)
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	CAD	76.70	Jun 2018	2,800,000	36,804	(13,435)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	USD	1,075.00	Apr 2018	2,587,000	48,196	(13,082)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,075.00	Apr 2018	307,000	6,493	(1,615)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	USD	1,075.00	Apr 2018	2,973,000	60,917	(15,641)
						$172,752	$(65,079)
						$263,020	$(78,461)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors
		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index
			Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	$(2)
							$25,800	$(2)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	5,938,500,000	KRW	Fixed 2.030%	KRW CD KSDA	Quarterly	Quarterly	Jul 2027	—	$(127)	$(127)
JPMorgan Chase Bank,
N.A.	6,594,300,000	KRW	Fixed 1.993%	KRW CD KSDA	Quarterly	Quarterly	Jul 2027	—	21,839	21,839
								—	$21,712	$21,712
Centrally cleared	1,090,000,000	JPY	JPY LIBOR BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$1,044	6,154	7,198
Centrally cleared	324,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Jun 2018	141,174	170,158	311,332
Centrally cleared	324,000,000	USD	Fixed 2.250%	USD LIBOR BBA	At Maturity	Quarterly	Jun 2019	(263,361)	(259,769)	(523,130)
Centrally cleared	107,700,000	USD	Fixed 1.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2019	573,186	(86,281)	486,905
Centrally cleared	82,800,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Jul 2019	44,732	70,599	115,331
Centrally cleared	64,300,000	CAD	CAD BA CDOR	Fixed 1.400%	Semi-Annual	Semi-Annual	Sep 2019	(127,617)	(346,880)	(474,497)
Centrally cleared	29,700,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Annual	Quarterly	Sep 2019	47,457	(10,075)	37,382
Centrally cleared	37,900,000	CAD	CAD BA CDOR	Fixed 1.450%	Semi-Annual	Semi-Annual	Dec 2019	(116,332)	(182,670)	(299,002)
Centrally cleared	29,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2019	(164,401)	58,347	(106,054)
Centrally cleared	21,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2020	48,970	(11,136)	37,834
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2020	20,499	(84,115)	(63,616)
Centrally cleared	29,700,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Annual	Quarterly	Sep 2020	22,485	14,129	36,614
			USD LIBOR BBA +
Centrally cleared	7,000,000	USD	8.375%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	713	713

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
			USD LIBOR BBA +
Centrally cleared	4,900,000	USD	7.000%	USB LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	$3,630	$3,630
			USD LIBOR BBA +
Centrally cleared	25,500,000	USD	8.500%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	$(1,804)	3,873	2,069
				SEK STIBOR
Centrally cleared	31,300,000	SEK	Fixed 0.440%	SIDE	Annual	Quarterly	Aug 2022	—	(5,411)	(5,411)
				SEK STIBOR
Centrally cleared	48,000,000	SEK	Fixed 0.413%	SIDE	Annual	Quarterly	Aug 2022	—	360	360
				SEK STIBOR
Centrally cleared	20,400,000	SEK	Fixed 0.398%	SIDE	Annual	Quarterly	Aug 2022	—	2,127	2,127
				SEK STIBOR
Centrally cleared	12,800,000	SEK	Fixed 0.425%	SIDE	Annual	Quarterly	Aug 2022	—	(596)	(596)
Centrally cleared	45,700,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2022	(547,686)	158,235	(389,451)
				SEK STIBOR
Centrally cleared	111,000,000	SEK	Fixed 0.750%	SIDE	Annual	Quarterly	Mar 2023	(33,510)	(35,930)	(69,440)
Centrally cleared	37,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Mar 2023	500,802	(215,787)	285,015
Centrally cleared	7,500,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2023	(68,465)	167,404	98,939
Centrally cleared	18,600,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	100,942	(142,651)	(41,709)
Centrally cleared	73,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	1,694,417	(546,214)	1,148,203
Centrally cleared	2,500,000	AUD	Fixed 3.500%	AUD BBR BBSW	Semi-Annual	Semi-Annual	Dec 2025	(52,773)	(47,724)	(100,497)
Centrally cleared	21,600,000	MXN	MXN TIIE Banxico	Fixed 6.080%	Monthly	Monthly	Mar 2026	(114,562)	41,048	(73,514)
Centrally cleared	14,000,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	338,305	184,828	523,133
Centrally cleared	1,960,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	14,677	(39,744)	(25,067)
Centrally cleared	54,300,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	978,114	(242,702)	735,412
Centrally cleared	6,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(172,841)	168,044	(4,797)
Centrally cleared	22,800,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2028	80,183	(125,953)	(45,770)
Centrally cleared	650,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(16,581)	(13,708)	(30,289)
Centrally cleared	1,740,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	259,241	2,120,865	2,380,106
Centrally cleared	21,800,000	USD	Fixed 2.098%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2041	172,723	261,991	434,714
Centrally cleared	10,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2044	(3,300)	(11,190)	(14,490)
Centrally cleared	560,000,000	JPY	Fixed 1.507%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,655,277)	841,560	(813,717)
Centrally cleared	110,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(173,039)	13,202	(159,837)
Centrally cleared	1,600,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	(146,013)	247,002	100,989
Centrally cleared	500,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2047	97,460	(10,167)	87,293
Centrally cleared	14,700,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(494,142)	(43,697)	(537,839)
				EUR EURIBOR
Centrally cleared	4,900,000	EUR	Fixed 1.500%	Reuters	Annual	Semi-Annual	Mar 2048	137,554	53,794	191,348
Centrally cleared	4,100,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(168,111)	69,186	(98,925)
				EUR EURIBOR
Centrally cleared	15,400,000	EUR	Fixed 1.500%	Reuters	Annual	Semi-Annual	Mar 2048	(202,573)	803,954	601,381
Centrally cleared	1,950,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(107,855)	60,805	(47,050)
Centrally cleared	270,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(48,994)	17,883	(31,111)
Centrally cleared	4,300,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(273,419)	(273,419)
Centrally cleared	1,200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(75,674)	(75,674)
								$594,728	$2,728,398	$3,323,126
								$594,728	$2,750,110	$3,344,838

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	$2,050,000	0.970%	Quarterly	Mar 2018	—	$(9,096)	$(9,096)
	Starwood Hotels &
Bank of America N.A.	Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	1.490%	Quarterly	Jun 2018	—	(32,603)	(32,603)
Bank of America N.A.	Government of Japan	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	$(9,910)	803	(9,107)
Barclays Capital	Springleaf Finance Corp.	1,400,000	USD	1,400,000	5.000%	Quarterly	Jun 2020	(83,740)	(56,339)	(140,079)
Barclays Capital	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(49,992)	4,458	(45,534)
BNP Paribas	Credit Suisse Group, Ltd.	2,700,000	EUR	2,933,686	1.000%	Quarterly	Jun 2022	41,430	(80,322)	(38,892)
BNP Paribas	Commerzbank AG	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	59,901	(23,968)	35,933
BNP Paribas	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(77,256)	7,438	(69,818)
Citibank N.A	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(19,902)	1,688	(18,214)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Goldman Sachs
International	Government of Japan	1,500,000	USD	$1,500,000	1.000%	Quarterly	Jun 2022	$(50,062)	$4,529	$(45,533)
HSBC	Government of Japan	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2022	(62,634)	4,954	(57,680)
				$18,791,026				$(252,165)	$(178,458)	$(430,623)
Centrally cleared	Ally Financial, Inc.	1,300,000	USD	1,300,000	5.000%	Quarterly	Jun 2018	(34,243)	(12,857)	(47,100)
Centrally cleared	Pfizer, Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(22,923)	(5,089)	(28,012)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2020	(34,226)	(6,257)	(40,483)
Centrally cleared	UnitedHealth Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(23,904)	(6,545)	(30,449)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(37,487)	(6,622)	(44,109)
Centrally cleared	Koninklijke DSM NV	1,000,000	EUR	1,072,765	1.000%	Quarterly	Dec 2020	(25,107)	(6,333)	(31,440)
Centrally cleared	Bayer AG	500,000	EUR	534,100	1.000%	Quarterly	Dec 2020	(8,878)	(6,884)	(15,762)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,915)	(2,218)	(5,133)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(2,839)	(2,776)	(5,615)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(5,795)	(3,058)	(8,853)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(9,134)	(4,148)	(13,282)
Centrally cleared	CDX.NA.HY.28	1,300,000	USD	1,300,000	5.000%	Quarterly	Dec 2022	(98,378)	(5,297)	(103,675)
	iTraxx Europe Series 28
Centrally cleared	Version 1	5,600,000	EUR	6,660,363	1.000%	Quarterly	Dec 2022	(147,866)	(2,358)	(150,224)
				$17,240,873				$(453,695)	$(70,442)	$(524,137)
				$36,031,899				$(705,860)	$(248,900)	$(954,760)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A	Shire PLC (A)	1.080%	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	$(6,331)	$4,064	$(2,267)
Goldman Sachs International	Government of Mexico	1.101%	600,000	USD	600,000	1.000%	Quarterly	Dec 2022	(3,570)	787	(2,783)
HSBC	Federative Republic of Brazil	0.388%	700,000	USD	700,000	1.000%	Quarterly	Mar 2018	1,603	644	2,247
HSBC	Government of Mexico	1.101%	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2022	(6,482)	1,844	(4,638)
JPMorgan Chase Bank N.A	A.P. Moller - Maersk A/S	0.988%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(7,021)	8,334	1,313
					$4,046,814				$(21,801)	$15,673	$(6,128)
Centrally cleared	Exelon Generation
	Company LLC	1.186%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(37,259)	25,313	(11,946)
Centrally cleared	Telecom Italian SpA	1.662%	400,000	EUR	448,600	1.000%	Quarterly	Jun 2024	(28,890)	9,084	(19,806)
Centrally cleared	Royal Dutch Shell PLC	0.761%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(18,853)	36,611	17,758
					$2,687,345				$(85,002)	$71,008	$(13,994)
					$6,734,159				$(106,803)	$86,681	$(20,122)
(A)	Security is valued using
	significant unobservable
	inputs.

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR
	0.362% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Sep 2027	AUD	3,100,000	2,457,370	$11,160	$(26,692)	$(15,532)
BNP Paribas	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	1,900,000	1,496,630	(4,750)	(6,552)	(11,302)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
Citibank NA	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR
	0.150% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Mar 2020	GBP	14,400,000	17,611,200	$(34,953)	$1,664,573	$1,629,620
Citibank NA	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR
	0.150% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Mar 2020	GBP	11,300,000	14,916,000	(37,281)	210,127	172,846
Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	800,000	976,000	3,639	94,281	97,920
Goldman Sachs	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR
	0.150% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Mar 2020	GBP	21,600,000	26,416,800	(34,750)	2,496,859	2,462,109
Morgan Stanley Captial Services	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR
	0.368% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Oct 2027	AUD	674,000	527,135	2,157	1,448	3,605
Royal Bank of Scotland	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR
	0.055% based on the	based on the notional
	notional amount of the	amount of currency
	currency received	delivered	Quarterly	Oct 2026	GBP	1,500,000	1,830,300	44,025	176,477	220,502
								$(50,753)	$4,610,521	$4,559,768

Volatility swaps

									Unamortized
									upfront
								Volatility	payment	Unrealized
	Reference		Notional	USD notional	Pay/receive	Payment	Maturity	strike	paid	appreciation
Counterparty (OTC)	entity	Currency	amount	amount	variance	frequency	date	rate	(received)	(depreciation)	Value
Deutsche Bank AG	USD versus CHF	CHF	4,000	$4,033	Receive	At Maturity	Jun 2019	9.000%	—	$(1,784)	$(1,784)
Deutsche Bank AG	EUR versus CHF	CHF	4,000	4,033	Pay	At Maturity	Jun 2019	6.800%	—	(1,069)	(1,069)
Deutsche Bank AG	EUR versus CHF	CHF	6,000	6,088	Pay	At Maturity	Jun 2019	6.750%	—	(2,034)	(2,034)
Deutsche Bank AG	USD versus CHF	CHF	6,000	6,088	Receive	At Maturity	Jun 2019	9.000%	—	(2,599)	(2,599)
				$20,242					—	$(7,486)	$(7,486)

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.8%
Canada - 2.5%
Barrick Gold Corp.	143,660	$2,311,489
Husky Energy, Inc. (A)	118,320	1,481,193
Wheaton Precious Metals Corp.	114,521	2,184,412
		5,977,094
China - 3.9%
Baidu, Inc., ADR (A)	16,160	4,002,670
China Life Insurance Company, Ltd.,
H Shares	979,710	2,936,738
China Telecom Corp., Ltd., ADR	42,120	2,153,174
China Telecom Corp., Ltd., H Shares	356,900	183,621
		9,276,203
France - 5.7%
AXA SA	132,235	3,997,724
BNP Paribas SA	43,238	3,488,240
Credit Agricole SA	104,968	1,910,839
Sanofi	24,574	2,446,246
Veolia Environnement SA	80,120	1,851,401
		13,694,450
Germany - 3.5%
Innogy SE (B)	82,020	3,653,907
Merck KGaA	20,692	2,304,522
Siemens AG	17,059	2,407,172
		8,365,601
Hong Kong - 1.4%
China Mobile, Ltd.	104,750	1,063,417
Kunlun Energy Company, Ltd.	1,828,350	1,789,286
Value Partners Group, Ltd. (C)	468,000	424,645
		3,277,348
India - 0.9%
Hero MotoCorp, Ltd.	36,590	2,121,945
Ireland - 1.7%
Medtronic PLC	18,300	1,423,191
Perrigo Company PLC	32,350	2,738,424
		4,161,615
Israel - 1.3%
Teva Pharmaceutical
Industries, Ltd., ADR	172,360	3,033,536
Italy - 1.6%
Eni SpA	224,262	3,714,140
Japan - 4.4%
Nissan Motor Company, Ltd.	231,950	2,297,842
Panasonic Corp.	228,570	3,317,003
Ryohin Keikaku Company, Ltd.	3,180	937,406
SoftBank Group Corp.	41,360	3,354,143
Sumitomo Metal Mining Company, Ltd.	23,150	745,275
		10,651,669
Luxembourg - 1.4%
SES SA	153,400	3,358,205
Netherlands - 6.0%
Aegon NV	484,876	2,826,337
Akzo Nobel NV	33,082	3,051,118
ING Groep NV	65,216	1,202,078
QIAGEN NV (A)	34,421	1,088,041
Royal Dutch Shell PLC, B Shares	204,205	6,286,669
		14,454,243
Portugal - 1.2%
Galp Energia SGPS SA	158,856	2,817,001
Russia - 0.7%
MMC Norilsk Nickel PJSC, ADR	99,729	1,715,339
Singapore - 2.0%
DBS Group Holdings, Ltd.	77,250	1,189,192
Singapore Telecommunications, Ltd.	1,315,750	3,576,769
		4,765,961

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea - 5.4%
Hyundai Motor Company	17,920	$2,357,412
KB Financial Group, Inc., ADR	79,678	3,906,612
Samsung Electronics Company, Ltd.	2,970	6,683,165
		12,947,189
Spain - 0.8%
Telefonica SA	167,644	1,821,788
Sweden - 1.9%
Getinge AB, B Shares	138,964	2,608,913
Telefonaktiebolaget LM Ericsson,
B Shares	325,867	1,878,652
		4,487,565
Switzerland - 2.7%
Roche Holding AG	12,842	3,282,674
UBS Group AG (A)	183,290	3,135,538
		6,418,212
Taiwan - 0.3%
Catcher Technology Company, Ltd.	78,520	734,502
Thailand - 0.9%
Bangkok Bank PCL, Foreign Shares	258,900	1,516,096
Bangkok Bank PCL, NVDR	126,340	707,399
		2,223,495
United Kingdom - 10.7%
BAE Systems PLC	457,904	3,877,869
Barclays PLC	731,580	1,896,972
BP PLC	552,738	3,540,834
HSBC Holdings PLC	359,799	3,553,702
Kingfisher PLC	858,510	3,437,197
Man Group PLC	393,365	885,741
Sky PLC	261,019	3,202,142
Standard Chartered PLC (A)	414,528	4,121,686
Vodafone Group PLC	399,385	1,118,352
		25,634,495
United States - 33.9%
Advance Auto Parts, Inc.	2,900	287,680
Allergan PLC	15,948	3,268,543
Ally Financial, Inc.	26,390	640,221
Alphabet, Inc., Class A (A)	3,130	3,047,744
American International Group, Inc.	38,030	2,334,662
AmerisourceBergen Corp.	29,390	2,432,023
Amgen, Inc.	25,580	4,769,391
Apache Corp.	34,700	1,589,260
Apple, Inc.	23,610	3,638,773
Capital One Financial Corp.	31,060	2,629,540
Cardinal Health, Inc.	35,590	2,381,683
Celgene Corp. (A)	10,090	1,471,324
Cisco Systems, Inc.	71,810	2,414,970
Citigroup, Inc.	71,170	5,176,906
Comcast Corp., Class A	76,850	2,957,188
ConocoPhillips	59,440	2,974,972
Coty, Inc., Class A	146,730	2,425,447
DXC Technology Company	15,511	1,332,085
Eli Lilly & Company	30,870	2,640,620
Gilead Sciences, Inc.	46,960	3,804,699
Halliburton Company	28,770	1,324,283
Helmerich & Payne, Inc. (C)	35,570	1,853,553
JPMorgan Chase & Co.	26,710	2,551,072
Microsoft Corp.	40,830	3,041,427
Navistar International Corp. (A)(C)	95,570	4,211,770
NetScout Systems, Inc. (A)	1,000	32,350
Nutanix, Inc., Class A (A)(C)	66,100	1,479,979
Oracle Corp.	118,200	5,714,970
Twenty-First Century Fox, Inc., Class A	80,700	2,128,866
United Parcel Service, Inc., Class B	21,540	2,586,739
Voya Financial, Inc.	26,846	1,070,887
Walgreens Boots Alliance, Inc.	38,890	3,003,086
		81,216,713
TOTAL COMMON STOCKS (Cost
$198,106,289)		$226,868,309

CORPORATE BONDS - 0.6%
United States - 0.6%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (B)(C)	$1,332,000	1,436,895
TOTAL CORPORATE BONDS (Cost
$1,298,748)		$1,436,895

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust,
1.2098% (D)(E)	328,102	3,282,988
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,282,951)		$3,282,988

SHORT-TERM INVESTMENTS - 4.4%
U.S. Government Agency - 4.4%
Federal Home Loan Bank Discount Note
0.700%, 10/02/2017 *	$10,600,000	10,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,599,794)		$10,600,000
Total Investments (Global Trust)
(Cost $213,287,782) - 101.2%		$242,188,192
Other assets and liabilities, net - (1.2%)		(2,829,611)
TOTAL NET ASSETS - 100.0%		$239,358,581

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $4,030,776.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.0%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Class A (A)(B)(C)	14,867	$115,963
Consumer staples – 1.3%
Food and staples retailing – 1.3%
CVS Health Corp.	20,700	1,683,324
Raia Drogasil SA	25,878	612,806

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	18,421	$1,422,470
		3,718,600
Health care – 97.6%
Biotechnology – 39.8%
AbbVie, Inc.	48,916	4,346,670
Abeona Therapeutics, Inc. (C)	4,200	71,610
ACADIA Pharmaceuticals, Inc. (C)	9,916	373,536
Acceleron Pharma, Inc. (C)	21,600	806,112
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	303,618
Achaogen, Inc. (C)	18,888	301,264
Advanced Accelerator Applications SA,
ADR (C)	20,255	1,369,643
Agios Pharmaceuticals, Inc. (C)	15,870	1,059,323
Aimmune Therapeutics, Inc. (C)	17,986	445,873
Alder Biopharmaceuticals, Inc. (C)	19,100	233,975
Alexion Pharmaceuticals, Inc. (C)	57,554	8,074,251
Alkermes PLC (C)	35,491	1,804,362
Alnylam Pharmaceuticals, Inc. (C)	34,525	4,056,342
Amarin Corp. PLC, ADR (C)	38,700	135,450
Amgen, Inc.	15,200	2,834,040
Amicus Therapeutics, Inc. (C)	107,117	1,615,324
Aquinox Pharmaceuticals, Inc. (C)	36,300	515,097
Ardelyx, Inc. (C)	11,528	64,557
Argenx SE, ADR (C)	4,034	90,523
Array BioPharma, Inc. (C)	42,054	517,264
Audentes Therapeutics, Inc. (C)	12,107	339,117
Avexis, Inc. (C)	6,968	674,015
Axovant Sciences, Ltd. (C)	23,567	162,141
BeiGene, Ltd., ADR (C)	11,436	1,183,169
Biogen, Inc. (C)	19,855	6,216,998
Biohaven Pharmaceutical Holding
Company, Ltd. (C)	3,320	124,102
BioMarin Pharmaceutical, Inc. (C)	31,913	2,970,143
Bioverativ, Inc. (C)	29,667	1,693,096
Bluebird Bio, Inc. (C)	19,744	2,711,838
Blueprint Medicines Corp. (C)	19,488	1,357,729
Cara Therapeutics, Inc. (C)	9,300	127,317
Celgene Corp. (C)	10,932	1,594,104
Clovis Oncology, Inc. (C)	11,876	978,582
Coherus Biosciences, Inc. (C)	11,284	150,641
Corvus Pharmaceuticals, Inc. (C)	4,402	70,168
Cytokinetics, Inc. (C)	8,100	117,450
Dyax Corp. (B)(C)	62,700	197,505
Editas Medicine, Inc. (C)	13,834	332,154
Enanta Pharmaceuticals, Inc. (C)	2,052	96,034
Exelixis, Inc. (C)	70,095	1,698,402
FibroGen, Inc. (C)	15,147	814,909
Gilead Sciences, Inc.	73,567	5,960,398
GlycoMimetics, Inc. (C)	12,000	167,880
Ignyta, Inc. (C)	8,300	102,505
ImmunoGen, Inc. (C)	17,600	134,640
Immunomedics, Inc. (C)	73,300	1,024,734
Incyte Corp. (C)	44,500	5,194,930
Innate Pharma SA (C)	7,968	96,864
Insmed, Inc. (C)	100,111	3,124,464
Ionis Pharmaceuticals, Inc. (C)	8,270	419,289
Ironwood Pharmaceuticals, Inc. (C)	119,970	1,891,927
Juno Therapeutics, Inc. (C)	20,300	910,658
Kite Pharma, Inc. (C)	4,754	854,817
La Jolla Pharmaceutical Company (C)	5,300	184,334
Loxo Oncology, Inc. (C)	6,104	562,300
Merus NV (C)	7,900	156,973
Minerva Neurosciences, Inc. (C)	23,676	179,938
Neurocrine Biosciences, Inc. (C)	72,998	4,473,317
NewLink Genetics Corp. (C)	12,600	128,268
Ovid Therapeutics, Inc. (C)	1,300	11,141
Ovid Therapeutics, Inc. (C)	6,393	54,035
Prothena Corp. PLC (C)	36,498	2,363,975
Puma Biotechnology, Inc. (C)	53,144	6,363,994
Radius Health, Inc. (C)	44,613	1,719,831
Regeneron Pharmaceuticals, Inc. (C)	9,800	4,381,776
Retrophin, Inc. (C)	6,100	151,829
Sage Therapeutics, Inc. (C)	31,609	1,969,241
Sarepta Therapeutics, Inc. (C)	9,300	421,848
Seattle Genetics, Inc. (C)	9,302	506,122
Seres Therapeutics, Inc. (C)	3,817	61,225
Shire PLC, ADR	28,180	4,315,485
Spark Therapeutics, Inc. (C)	29,283	2,610,872
TESARO, Inc. (C)	29,557	3,815,809
Tocagen, Inc. (C)	6,370	79,370
Ultragenyx Pharmaceutical, Inc. (C)	14,469	770,619
Vertex Pharmaceuticals, Inc. (C)	58,072	8,829,267
Xencor, Inc. (C)	35,037	803,048
Zai Lab, Ltd., ADR (C)	5,225	141,075
Zeneca, Inc. (B)(C)	13,151	8,088
		117,575,334
Health care equipment and supplies – 16.9%
Align Technology, Inc. (C)	6,926	1,290,106
Becton, Dickinson and Company	56,721	11,114,480
Danaher Corp.	35,700	3,062,346
DexCom, Inc. (C)	16,839	823,848
GenMark Diagnostics, Inc. (C)	65,747	633,144
Glaukos Corp. (C)	11,400	376,200
Hologic, Inc. (C)	93,400	3,426,846
Intuitive Surgical, Inc. (C)	10,568	11,052,860
K2M Group Holdings, Inc. (C)	34,023	721,628
Lantheus Holdings, Inc. (C)	63,635	1,132,703
Medtronic PLC	31,393	2,441,434
Oxford Immunotec Global PLC (C)	6,800	114,240
Penumbra, Inc. (C)	2,529	228,369
Quidel Corp. (C)	17,029	746,892
Stryker Corp.	42,856	6,086,409
Teleflex, Inc.	8,300	2,008,351
The Cooper Companies, Inc.	7,035	1,668,069
West Pharmaceutical Services, Inc.	20,583	1,981,320
Wright Medical Group NV (C)	44,620	1,154,319
		50,063,564
Health care providers and services – 21.5%
Acadia Healthcare Company, Inc. (C)	30,516	1,457,444
Aetna, Inc.	33,381	5,307,913
Anthem, Inc.	26,200	4,974,856
Centene Corp. (C)	52,773	5,106,843
Cigna Corp.	44,900	8,393,606
DaVita, Inc. (C)	19,820	1,177,110
Envision Healthcare Corp. (C)	28,409	1,276,985
Fresenius Medical Care AG &
Company KGaA	9,113	890,944
HCA Healthcare, Inc. (C)	55,507	4,417,802
Henry Schein, Inc. (C)	18,120	1,485,659
Humana, Inc.	25,097	6,114,382
McKesson Corp.	6,736	1,034,717
Molina Healthcare, Inc. (C)	13,709	942,631
Teladoc, Inc. (C)	31,500	1,044,225
The Ensign Group, Inc.	8,200	185,238
UnitedHealth Group, Inc.	86,800	16,999,780
Universal Health Services, Inc., Class B	15,453	1,714,356
WellCare Health Plans, Inc. (C)	6,700	1,150,658
		63,675,149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Health care technology – 0.6%
athenahealth, Inc. (C)	14,616	$1,817,646
Life sciences tools and services – 5.6%
Agilent Technologies, Inc.	95,300	6,118,260
Bruker Corp.	38,202	1,136,510
Illumina, Inc. (C)	6,626	1,319,899
Mettler-Toledo International, Inc. (C)	2,254	1,411,365
Quintiles IMS Holdings, Inc. (C)	10,862	1,032,650
Thermo Fisher Scientific, Inc.	29,800	5,638,160
		16,656,844
Pharmaceuticals – 13.2%
Aclaris Therapeutics, Inc. (C)	7,100	183,251
Akcea Therapeutics, Inc. (C)	7,693	212,865
Allergan PLC	33,960	6,960,102
Astellas Pharma, Inc.	87,300	1,111,114
AstraZeneca PLC, ADR	98,300	3,330,404
Bristol-Myers Squibb Company	84,944	5,414,331
Chugai Pharmaceutical Company, Ltd.	37,100	1,541,732
Dermira, Inc. (C)	15,128	408,456
Eisai Company, Ltd.	20,800	1,068,139
Eli Lilly & Company	35,954	3,075,505
GW Pharmaceuticals PLC, ADR (C)	11,393	1,156,276
Mallinckrodt PLC (C)	30,796	1,150,847
Merck & Company, Inc.	84,600	5,416,938
Mylan NV (C)	11,800	370,166
MyoKardia, Inc. (C)	3,300	141,405
Perrigo Company PLC	7,900	668,735
Sanofi	32,534	3,238,650
TherapeuticsMD, Inc. (C)	84,056	444,656
Theravance Biopharma, Inc. (C)	20,418	699,112
UCB SA	12,411	884,510
WaVe Life Sciences, Ltd. (C)	7,414	161,255
Zoetis, Inc.	20,000	1,275,200
		38,913,649
		288,702,186
TOTAL COMMON STOCKS (Cost $229,502,131)		$292,536,749

PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	33,198	258,944
Health care – 0.5%
Health care equipment and supplies –
0.2%
Becton, Dickinson and Company,
6.125%	10,507	580,617
Pharmaceuticals – 0.3%
Allergan PLC, 5.500%	1,111	819,718
		1,400,335
Information technology – 0.0%
Software – 0.0%
Doximity, Inc. (A)(B)(C)	31,611	182,712
TOTAL PREFERRED SECURITIES (Cost $2,009,056)		$1,841,991

CONVERTIBLE BONDS – 0.1%
Health care – 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%,
06/15/2022	376,000	446,735
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$446,735

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)	3,500	5,425
TOTAL RIGHTS (Cost $8,750)		$5,425

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 11-17-17; Strike Price: $60.00;
Notional Amount: 2,300) (C)	23	$11,730
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 11-17-17; Strike Price: $65.00;
Notional Amount: 3,400) (C)	34	12,410
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 2-16-18; Strike Price: $60.00;
Notional Amount: 800) (C)	8	7,440
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 2-16-18; Strike Price: $65.00;
Notional Amount: 1,100) (C)	11	8,195
TOTAL PURCHASED OPTIONS (Cost $22,642)		$39,775

SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (D)	239,604	239,604
T. Rowe Price Government Money Fund,
1.0578% (D)	2,000	2,000
		241,604
TOTAL SHORT-TERM INVESTMENTS
(Cost $241,604)		$241,604
Total Investments (Health Sciences Trust)
(Cost $232,160,183) – 99.8%		$295,112,279
Other assets and liabilities, net – 0.2%		593,814
TOTAL NET ASSETS – 100.0%		$295,706,093

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.

High Yield Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 0.8%
U.S. Government – 0.8%
U.S. Treasury Notes
1.375%, 09/30/2020	$2,000,000	$1,984,766
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,998,267)		$1,984,766

FOREIGN GOVERNMENT
OBLIGATIONS – 0.9%
Argentina – 0.5%
Republic of Argentina
5.625%, 01/26/2022	$230,000	241,270
6.875%, 04/22/2021	200,000	217,800
6.875%, 01/26/2027 (A)	330,000	356,400

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
7.500%, 04/22/2026		$200,000	$224,500
7.625%, 04/22/2046		200,000	222,000
			1,261,970
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	33,536
10.000%, 01/01/2023		2,139,000	713,465
			747,001
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	74,000,000	6,049
Mexico – 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	324,247
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$2,318,456)			$2,339,267

CORPORATE BONDS – 85.3%
Consumer discretionary – 20.5%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)		$930,000	950,925
Altice Financing SA
6.625%, 02/15/2023 (B)		760,000	805,600
7.500%, 05/15/2026 (B)		200,000	220,000
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (A)		410,000	404,875
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		70,000	72,360
Beazer Homes USA, Inc.
5.875%, 10/15/2027 (B)		640,000	640,000
Bossier Casino Venture Holdco, Inc. (0%
Cash of 14% PIK) 14.000%,
02/09/2018 (B)(C)		621,568	633,132
Brinker International, Inc.
5.000%, 10/01/2024 (B)		380,000	376,675
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020		620,000	633,950
11.000%, 10/01/2021 (A)		750,000	797,813
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (B)		530,000	557,825
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		590,000	626,875
8.000%, 05/01/2022 (B)		440,000	467,500
CCM Merger, Inc.
6.000%, 03/15/2022 (B)		438,000	452,835
CCO Holdings LLC
5.125%, 05/01/2027 (B)		340,000	344,675
5.750%, 02/15/2026 (B)		1,020,000	1,071,000
CEC Entertainment, Inc.
8.000%, 02/15/2022		230,000	238,625
Century Communities, Inc.
5.875%, 07/15/2025 (B)		720,000	723,600
Charter Communications Operating LLC
4.908%, 07/23/2025		1,850,000	1,977,008
6.484%, 10/23/2045		450,000	528,840
CRC Escrow Issuer LLC
5.250%, 10/15/2025 (B)		590,000	590,000
CSC Holdings LLC
6.625%, 10/15/2025 (B)		720,000	788,400
10.125%, 01/15/2023 (B)		355,000	409,581
10.875%, 10/15/2025 (B)		243,000	300,409
Delphi Jersey Holdings PLC
5.000%, 10/01/2025 (B)		370,000	376,475
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		1,700,000	1,783,606
6.750%, 06/01/2021		220,000	242,000
7.750%, 07/01/2026		1,330,000	1,526,175
ESH Hospitality, Inc.
5.250%, 05/01/2025 (B)		770,000	795,988
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (B)(D)		3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (B)		530,000	541,925
6.750%, 03/15/2021 (A)(B)		410,000	426,400
General Motors Company
6.600%, 04/01/2036		140,000	166,031
6.750%, 04/01/2046		60,000	72,240
Gibson Brands, Inc.
8.875%, 08/01/2018 (B)		990,000	796,950
GLP Capital LP
5.375%, 04/15/2026		670,000	731,138
Golden Nugget, Inc.
8.750%, 10/01/2025 (B)		710,000	722,425
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (B)	CAD	500,000	415,247
Guitar Center, Inc.
6.500%, 04/15/2019 (A)(B)		$440,000	399,300
9.625%, 04/15/2020 (B)		1,140,000	706,800
Hanesbrands, Inc.
4.625%, 05/15/2024 (B)		510,000	531,038
4.875%, 05/15/2026 (B)		180,000	186,975
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		110,000	113,300
4.875%, 04/01/2027		540,000	567,000
iHeartCommunications, Inc., (12.000%
Cash or 2.000% PIK) 14.000%,
02/01/2021		885,851	119,590
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%, 09/15/2021
(B)		260,000	264,550
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%, 09/15/2026
(A)(B)		250,000	254,688
International Game Technology PLC
6.500%, 02/15/2025 (B)		400,000	449,500
Jack Ohio Finance LLC
6.750%, 11/15/2021 (B)		530,000	555,838
Lennar Corp.
4.500%, 04/30/2024		300,000	308,934
Levi Strauss & Company
5.000%, 05/01/2025		710,000	748,163
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (B)		250,000	262,500
Lithia Motors, Inc.
5.250%, 08/01/2025 (B)		350,000	363,563
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026		500,000	507,500
MGM Resorts International
4.625%, 09/01/2026		370,000	374,625
6.625%, 12/15/2021		130,000	146,250
7.750%, 03/15/2022		610,000	712,175
Monitronics International, Inc.
9.125%, 04/01/2020 (A)		390,000	347,100
Murphy Oil USA, Inc.
5.625%, 05/01/2027		490,000	526,750

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Murphy Oil USA, Inc. (continued)
6.000%, 08/15/2023	$60,000	$63,150
NCL Corp., Ltd.
4.625%, 11/15/2020 (B)	350,000	359,188
4.750%, 12/15/2021 (B)	810,000	840,375
Netflix, Inc.
5.875%, 02/15/2025	1,080,000	1,181,250
New Red Finance, Inc.
4.250%, 05/15/2024 (B)	340,000	341,275
5.000%, 10/15/2025 (B)	630,000	641,025
6.000%, 04/01/2022 (B)	139,000	143,379
Newell Brands, Inc.
5.000%, 11/15/2023	250,000	266,555
PetSmart, Inc.
5.875%, 06/01/2025 (B)	450,000	392,625
8.875%, 06/01/2025 (B)	870,000	690,563
Scientific Games International, Inc.
7.000%, 01/01/2022 (B)	900,000	955,125
10.000%, 12/01/2022	720,000	797,400
Service Corp. International
5.375%, 05/15/2024	200,000	212,500
7.500%, 04/01/2027	480,000	574,800
Shea Homes LP
5.875%, 04/01/2023 (B)	100,000	102,750
6.125%, 04/01/2025 (B)	970,000	1,001,525
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (B)	562,000	601,340
Speedway Motorsports, Inc.
5.125%, 02/01/2023	610,000	629,825
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (B)	640,000	628,800
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (B)	840,000	890,400
The EW Scripps Company
5.125%, 05/15/2025 (B)	420,000	428,400
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026	430,000	448,275
5.125%, 11/15/2023	430,000	449,888
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)(B)	380,000	395,675
The ServiceMaster Company LLC
5.125%, 11/15/2024 (B)	690,000	708,975
Time Warner Cable LLC
7.300%, 07/01/2038	440,000	552,052
Univision Communications, Inc.
5.125%, 02/15/2025 (B)	200,000	201,750
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	580,000	582,001
6.250%, 05/15/2025 (B)	545,000	562,031
Virgin Media Finance PLC
6.000%, 10/15/2024 (B)	1,280,000	1,345,600
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (B)	200,000	210,750
Weekley Homes LLC
6.625%, 08/15/2025 (B)	830,000	803,025
William Lyon Homes, Inc.
5.750%, 04/15/2019	240,000	243,000
7.000%, 08/15/2022	180,000	186,300
ZF North America Capital, Inc.
4.500%, 04/29/2022 (B)	560,000	588,700
4.750%, 04/29/2025 (B)	520,000	548,600
		51,224,474
Consumer staples – 4.2%
Alliance One International, Inc.
8.500%, 04/15/2021 (A)(B)	280,000	291,900
9.875%, 07/15/2021 (A)	790,000	695,200
Aramark Services, Inc.
5.000%, 04/01/2025 (B)	520,000	556,400
Beverages & More, Inc.
11.500%, 06/15/2022 (B)	760,000	712,500
Carolina Beverage Group LLC
10.625%, 08/01/2018 (B)	750,000	756,563
Central Garden & Pet Company
6.125%, 11/15/2023	380,000	404,700
Cott Holdings, Inc.
5.500%, 04/01/2025 (B)	610,000	634,705
DS Services of America, Inc.
10.000%, 09/01/2021 (B)	450,000	475,875
FAGE International SA
5.625%, 08/15/2026 (B)	300,000	312,000
Kraft Heinz Foods Company
4.875%, 02/15/2025 (B)	408,000	436,002
7.125%, 08/01/2039 (B)	440,000	578,300
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (B)	540,000	562,950
4.875%, 11/01/2026 (B)	780,000	819,000
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (B)	390,000	398,775
Sally Holdings LLC
5.625%, 12/01/2025	570,000	584,250
Simmons Foods, Inc.
7.875%, 10/01/2021 (B)	1,160,000	1,230,760
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	915,900
6.125%, 12/15/2024	230,000	246,388
		10,612,168
Energy – 13.2%
Andeavor Logistics LP
5.250%, 01/15/2025	120,000	128,550
5.500%, 10/15/2019	150,000	157,875
6.250%, 10/15/2022	70,000	74,463
6.375%, 05/01/2024	170,000	184,450
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	630,000	653,625
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (B)	750,000	869,063
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (A)	560,000	568,400
8.250%, 07/15/2025	240,000	260,700
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	740,000	796,425
Chesapeake Energy Corp.
5.375%, 06/15/2021	280,000	266,700
5.750%, 03/15/2023 (A)	760,000	701,100
8.000%, 01/15/2025 (A)(B)	280,000	282,800
8.000%, 01/15/2025 to 06/15/2027 (B)	1,420,000	1,422,200
Continental Resources, Inc.
4.500%, 04/15/2023	110,000	110,275
4.900%, 06/01/2044	330,000	299,475
Covey Park Energy LLC
7.500%, 05/15/2025 (B)	500,000	518,125
DCP Midstream Operating LP
6.750%, 09/15/2037 (B)	590,000	629,825
EP Energy LLC
6.375%, 06/15/2023	660,000	407,550
7.750%, 09/01/2022	160,000	101,200
8.000%, 02/15/2025 (A)(B)	910,000	708,663

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Extraction Oil & Gas, Inc.
7.375%, 05/15/2024 (B)		$560,000	$582,400
7.875%, 07/15/2021 (B)		1,000,000	1,055,000
Genesis Energy LP
5.625%, 06/15/2024		910,000	882,700
Gulfport Energy Corp.
6.375%, 05/15/2025		480,000	486,000
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)(B)		680,000	651,100
9.875%, 04/01/2022 (B)		960,000	996,000
Laredo Petroleum, Inc.
7.375%, 05/01/2022		180,000	186,300
MEG Energy Corp.
6.375%, 01/30/2023 (B)		188,000	164,030
7.000%, 03/31/2024 (B)		530,000	454,475
Murray Energy Corp.
11.250%, 04/15/2021 (B)		760,000	452,200
NGL Energy Partners LP
7.500%, 11/01/2023		900,000	895,500
NGPL PipeCo LLC
4.375%, 08/15/2022 (B)		340,000	352,750
4.875%, 08/15/2027 (B)		530,000	555,361
7.768%, 12/15/2037 (B)		220,000	273,900
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (A)		850,000	864,875
PDC Energy, Inc.
7.750%, 10/15/2022		220,000	229,075
Petrobras Global Finance BV
6.850%, 06/05/2115		410,000	390,115
7.375%, 01/17/2027		290,000	319,290
Pride International, Inc.
7.875%, 08/15/2040		160,000	136,000
QEP Resources, Inc.
5.250%, 05/01/2023		430,000	418,046
6.875%, 03/01/2021 (A)		320,000	336,800
Range Resources Corp.
4.875%, 05/15/2025		240,000	236,400
5.000%, 03/15/2023 (B)		400,000	397,000
5.875%, 07/01/2022 (B)		120,000	123,900
Rice Energy, Inc.
6.250%, 05/01/2022		870,000	909,150
7.250%, 05/01/2023		20,000	21,600
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (B)		270,000	283,838
6.875%, 04/15/2040 (B)		1,250,000	1,387,500
7.500%, 07/15/2038 (B)		100,000	114,250
RSP Permian, Inc.
5.250%, 01/15/2025 (B)		800,000	812,000
6.625%, 10/01/2022		460,000	482,425
Sanchez Energy Corp.
6.125%, 01/15/2023		270,000	232,200
7.750%, 06/15/2021		260,000	246,350
SemGroup Corp.
5.625%, 11/15/2023		740,000	719,650
6.375%, 03/15/2025 (B)		70,000	68,600
Shelf Drilling Holdings, Ltd.
9.500%, 11/02/2020 (B)		679,808	687,456
Summit Midstream Holdings LLC
5.500%, 08/15/2022		120,000	120,600
Targa Resources Partners LP
4.250%, 11/15/2023		900,000	892,125
5.125%, 02/01/2025		30,000	30,891
5.375%, 02/01/2027		30,000	31,238
Teine Energy, Ltd.
6.875%, 09/30/2022 (B)		700,000	712,250
The Williams Companies, Inc.
3.700%, 01/15/2023		300,000	298,500
4.550%, 06/24/2024		910,000	941,850
7.500%, 01/15/2031		880,000	1,056,000
8.750%, 03/15/2032		60,000	77,550
Transocean, Inc.
6.800%, 03/15/2038 (A)		360,000	293,400
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (B)		930,000	869,550
WPX Energy, Inc.
5.250%, 09/15/2024		250,000	250,625
8.250%, 08/01/2023		870,000	975,488
			33,095,767
Financials – 8.2%
Ally Financial, Inc.
3.500%, 01/27/2019		650,000	659,750
8.000%, 11/01/2031		80,000	103,192
American Greetings Corp.
7.875%, 02/15/2025 (B)		820,000	887,650
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (B)		700,000	673,750
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (B)(E)		200,000	212,750
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		280,000	316,575
Barclays Bank PLC
7.625%, 11/21/2022		200,000	229,750
Barclays PLC
4.836%, 05/09/2028		200,000	207,234
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	500,000	664,007
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (B)(E)		$390,000	440,700
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		1,057,000	1,140,078
5.375%, 05/15/2020		12,000	12,885
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		780,000	843,375
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		1,060,000	1,150,100
CNO Financial Group, Inc.
4.500%, 05/30/2020		70,000	72,538
5.250%, 05/30/2025		1,010,000	1,075,650
Cooperatieve Rabobank UA
5.250%, 08/04/2045		270,000	321,001
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (B)(E)		290,000	343,288
DAE Funding LLC
4.500%, 08/01/2022 (B)		674,000	690,766
5.000%, 08/01/2024 (B)		520,000	533,000
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		590,000	631,300
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (B)		340,000	348,500
FirstCash, Inc.
5.375%, 06/01/2024 (B)		530,000	552,525
Genworth Holdings, Inc.
4.900%, 08/15/2023		320,000	273,600

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Genworth Holdings, Inc. (continued)
7.700%, 06/15/2020	$570,000	$572,138
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)	620,000	665,142
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (B)	1,040,000	1,045,216
Navient Corp.
5.875%, 03/25/2021	340,000	357,850
5.875%, 10/25/2024 (A)	250,000	253,750
6.500%, 06/15/2022	120,000	127,274
6.625%, 07/26/2021	210,000	224,700
6.750%, 06/25/2025	650,000	676,000
8.000%, 03/25/2020	688,000	758,520
8.450%, 06/15/2018	600,000	625,200
Quicken Loans, Inc.
5.750%, 05/01/2025 (B)	1,000,000	1,050,000
Radian Group, Inc.
4.500%, 10/01/2024	200,000	204,000
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)	470,000	521,113
The Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	248,532
TMX Finance LLC
8.500%, 09/15/2018 (B)	790,000	730,750
		20,444,149
Health care – 7.3%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (B)	180,000	173,250
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (B)	450,000	455,625
BioScrip, Inc.
8.875%, 02/15/2021 (A)	620,000	567,300
Centene Corp.
4.750%, 01/15/2025	1,070,000	1,110,125
Community Health Systems, Inc.
6.250%, 03/31/2023	710,000	701,125
8.000%, 11/15/2019 (A)	360,000	350,550
DaVita, Inc.
5.125%, 07/15/2024	50,000	49,781
DJO Finance LLC
10.750%, 04/15/2020	90,000	78,075
DJO Finco, Inc.
8.125%, 06/15/2021 (B)	950,000	909,625
Greatbatch, Ltd.
9.125%, 11/01/2023 (B)	230,000	250,875
HCA, Inc.
4.500%, 02/15/2027	440,000	449,900
5.000%, 03/15/2024	80,000	85,200
5.250%, 06/15/2026	400,000	431,000
5.375%, 02/01/2025	820,000	864,075
5.500%, 06/15/2047	1,440,000	1,492,200
7.500%, 02/15/2022	210,000	240,910
Immucor, Inc.
11.125%, 02/15/2022 (B)	100,000	104,250
Mallinckrodt International Finance SA
4.750%, 04/15/2023	140,000	119,350
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	1,070,000	1,150,250
Tenet Healthcare Corp.
4.375%, 10/01/2021	180,000	182,475
7.500%, 01/01/2022 (B)	370,000	391,738
8.125%, 04/01/2022	1,570,000	1,597,475
Universal Hospital Services, Inc.
7.625%, 08/15/2020	510,000	516,375
Valeant Pharmaceuticals
International, Inc.
5.375%, 03/15/2020 (B)	50,000	49,938
5.500%, 03/01/2023 (B)	1,950,000	1,711,125
5.625%, 12/01/2021 (B)	270,000	252,788
5.875%, 05/15/2023 (B)	800,000	707,000
6.125%, 04/15/2025 (B)	220,000	193,050
6.375%, 10/15/2020 (B)	520,000	520,489
6.500%, 03/15/2022 (B)	150,000	158,250
7.000%, 10/01/2020 to 03/15/2024 (B)	1,570,000	1,612,125
7.250%, 07/15/2022 (A)(B)	70,000	68,250
7.500%, 07/15/2021 (B)	130,000	129,675
West Street Merger Sub, Inc.
6.375%, 09/01/2025 (B)	560,000	557,200
		18,231,419
Industrials – 10.4%
ACCO Brands Corp.
5.250%, 12/15/2024 (B)	440,000	456,500
Ahern Rentals, Inc.
7.375%, 05/15/2023 (B)	130,000	118,950
Allison Transmission, Inc.
4.750%, 10/01/2027 (B)	350,000	352,188
5.000%, 10/01/2024 (B)	700,000	726,495
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (B)	713,509	747,828
American Builders & Contractors Supply
Company, Inc.
5.750%, 12/15/2023 (B)	350,000	372,750
Arconic, Inc.
5.125%, 10/01/2024	480,000	510,768
Ashtead Capital, Inc.
4.125%, 08/15/2025 (B)	200,000	206,000
4.375%, 08/15/2027 (B)	790,000	813,700
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (B)	380,000	386,175
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (B)	700,000	753,375
CBC Ammo LLC
7.250%, 11/15/2021 (B)	1,210,000	1,222,100
CD&R Waterworks Merger Sub LLC
6.125%, 08/15/2025 (B)	300,000	309,840
Covanta Holding Corp.
5.875%, 07/01/2025	560,000	550,900
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (B)	1,130,000	1,130,000
GFL Environmental, Inc.
9.875%, 02/01/2021 (B)	650,000	692,900
H&E Equipment Services, Inc.
5.625%, 09/01/2025 (B)	510,000	538,050
International Lease Finance Corp.
8.625%, 01/15/2022	30,000	36,757
Michael Baker Holdings LLC (8.875%
Cash or 9.625% PIK) 8.875%,
04/15/2019 (B)	589,963	588,488
Multi-Color Corp.
4.875%, 11/01/2025 (B)	150,000	151,875
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (B)	940,000	777,850
Neovia Logistics Services LLC
(10.000% Cash or 10.750% PIK)
10.000%, 04/01/2020 (B)	707,432	311,270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (B)	$260,000	$259,639
5.250%, 08/15/2022 (B)	840,000	872,655
5.500%, 02/15/2024 (B)	1,320,000	1,386,000
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	420,000	452,550
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	460,000	507,638
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (B)	570,000	602,775
Tennant Company
5.625%, 05/01/2025 (B)	780,000	809,250
Terex Corp.
5.625%, 02/01/2025 (B)	610,000	642,788
The ADT Corp.
4.125%, 06/15/2023	240,000	245,100
6.250%, 10/15/2021	430,000	476,763
The Hertz Corp.
5.875%, 10/15/2020	830,000	823,775
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	565,711	593,996
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	277,233	288,738
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	192,375
4.875%, 01/15/2028	980,000	983,675
5.500%, 07/15/2025 to 05/15/2027	740,000	789,696
5.750%, 11/15/2024	620,000	657,975
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	661,997	731,506
West Corp.
4.750%, 07/15/2021 (B)	160,000	162,000
5.375%, 07/15/2022 (B)	1,260,000	1,272,600
XPO CNW, Inc.
6.700%, 05/01/2034	420,000	406,350
XPO Logistics, Inc.
6.125%, 09/01/2023 (B)	680,000	709,750
6.500%, 06/15/2022 (B)	490,000	514,500
		26,136,853
Information technology – 1.8%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (B)	700,000	721,000
CDK Global, Inc.
4.875%, 06/01/2027 (B)	250,000	256,875
CDW LLC
5.000%, 09/01/2025	480,000	504,000
CommScope Technologies LLC
5.000%, 03/15/2027 (B)	420,000	421,050
Dell International LLC
5.875%, 06/15/2021 (B)	630,000	658,615
7.125%, 06/15/2024 (B)	360,000	397,703
First Data Corp.
5.000%, 01/15/2024 (B)	550,000	571,065
7.000%, 12/01/2023 (B)	60,000	64,068
j2 Cloud Services LLC
6.000%, 07/15/2025 (B)	560,000	585,900
Match Group, Inc.
6.375%, 06/01/2024	340,000	370,175
		4,550,451
Materials – 7.5%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (B)	330,000	365,475
7.000%, 09/30/2026 (B)	830,000	939,975
Anglo American Capital PLC
3.625%, 09/11/2024 (B)	400,000	398,837
4.125%, 04/15/2021 to 09/27/2022 (B)	660,000	685,994
4.750%, 04/10/2027 (B)	200,000	208,665
4.875%, 05/14/2025 (B)	330,000	349,739
ArcelorMittal
6.125%, 06/01/2025	50,000	57,500
7.250%, 03/01/2041	470,000	556,363
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (B)	400,000	410,880
6.000%, 02/15/2025 (B)	1,070,000	1,132,863
BHP Billiton Finance USA, Ltd.
(6.750% to 10-19-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (B)	450,000	529,875
Cemex SAB de CV
5.700%, 01/11/2025 (B)	220,000	234,520
6.125%, 05/05/2025 (B)	270,000	291,600
Coeur Mining, Inc.
5.875%, 06/01/2024	370,000	370,000
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (B)	500,000	515,000
7.500%, 04/01/2025 (B)	1,330,000	1,359,925
Freeport-McMoRan, Inc.
3.550%, 03/01/2022 (A)	500,000	492,345
3.875%, 03/15/2023	260,000	256,100
5.450%, 03/15/2043	210,000	196,219
6.750%, 02/01/2022	200,000	208,500
6.875%, 02/15/2023	940,000	1,024,600
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (B)	520,000	553,800
7.625%, 01/15/2025 (B)	890,000	963,443
Mercer International, Inc.
6.500%, 02/01/2024	690,000	717,600
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (B)(D)	913,644	20,557
Pactiv LLC
7.950%, 12/15/2025	380,000	427,500
8.375%, 04/15/2027	1,510,000	1,721,400
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (B)	160,000	166,976
Steel Dynamics, Inc.
5.000%, 12/15/2026	300,000	320,250
Summit Materials LLC
5.125%, 06/01/2025 (B)	260,000	267,904
Teck Resources, Ltd.
4.750%, 01/15/2022	490,000	518,023
6.250%, 07/15/2041	670,000	756,644
Tronox Finance LLC
7.500%, 03/15/2022 (B)	370,000	389,888
Valvoline, Inc.
4.375%, 08/15/2025 (B)	290,000	295,104
5.500%, 07/15/2024 (B)	650,000	693,875
Venator Finance Sarl
5.750%, 07/15/2025 (B)	450,000	468,000
		18,865,939
Real estate – 2.0%
CoreCivic, Inc.
4.125%, 04/01/2020	90,000	92,250
4.625%, 05/01/2023	130,000	132,925
5.000%, 10/15/2022	400,000	416,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
CTR Partnership LP
5.250%, 06/01/2025	$800,000	$823,280
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (B)	660,000	704,550
iStar, Inc.
5.250%, 09/15/2022	490,000	497,350
MPT Operating Partnership LP
5.000%, 10/15/2027	490,000	502,250
5.250%, 08/01/2026	250,000	258,125
6.375%, 03/01/2024	280,000	302,050
Sabra Health Care LP
5.125%, 08/15/2026	270,000	276,859
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	10,125
5.875%, 10/15/2024	750,000	781,875
Uniti Group LP
6.000%, 04/15/2023 (B)	190,000	181,925
8.250%, 10/15/2023	130,000	114,725
		5,094,289
Telecommunication services – 8.4%
CenturyLink, Inc.
5.625%, 04/01/2025 (A)	420,000	402,150
6.750%, 12/01/2023	100,000	101,159
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (B)	1,130,000	1,187,913
Frontier Communications Corp.
11.000%, 09/15/2025	830,000	705,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	670,000	567,825
8.000%, 02/15/2024 (A)(B)	560,000	602,000
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	215,185
5.625%, 02/01/2023	400,000	412,272
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (B)(D)	1,020,000	357,000
SFR Group SA
6.000%, 05/15/2022 (B)	200,000	209,000
6.250%, 05/15/2024 (B)	270,000	285,120
7.375%, 05/01/2026 (B)	2,170,000	2,338,175
Sprint Capital Corp.
8.750%, 03/15/2032	1,600,000	2,046,000
Sprint Communications, Inc.
11.500%, 11/15/2021	470,000	597,398
Sprint Corp.
7.250%, 09/15/2021	1,850,000	2,055,813
7.625%, 02/15/2025	550,000	632,500
7.875%, 09/15/2023	2,690,000	3,120,400
Telecom Italia SpA
5.303%, 05/30/2024 (B)	1,570,000	1,707,375
T-Mobile USA, Inc.
6.000%, 04/15/2024	60,000	63,675
6.500%, 01/15/2026	1,160,000	1,280,350
Windstream Services LLC
7.500%, 04/01/2023 (A)	920,000	660,100
7.750%, 10/15/2020 to 10/01/2021 (A)	870,000	682,250
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	690,000	707,036
		20,936,196
Utilities – 1.8%
AES Corp.
5.500%, 03/15/2024 to 04/15/2025	515,000	541,207
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028 (D)	1,558,871	1,480,928
NRG Energy, Inc.
7.250%, 05/15/2026	40,000	42,900
NRG REMA LLC
9.681%, 07/02/2026	1,181,000	850,320
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,158,750
Suburban Propane Partners LP
5.875%, 03/01/2027	450,000	445,500
		4,519,605
TOTAL CORPORATE BONDS (Cost
$211,155,127)		$213,711,310

CONVERTIBLE BONDS – 0.7%
Energy – 0.3%
Chesapeake Energy Corp.
5.500%, 09/15/2026 (B)	260,000	238,550
Oasis Petroleum, Inc.
2.625%, 09/15/2023	70,000	76,213
Whiting Petroleum Corp.
1.250%, 04/01/2020	550,000	490,163
		804,926
Information technology – 0.4%
ON Semiconductor Corp.
1.625%, 10/15/2023 (A)(B)	370,000	429,663
Workday, Inc.
0.250%, 10/01/2022 (B)	390,000	387,806
		817,469
TOTAL CONVERTIBLE BONDS (Cost
$1,613,210)		$1,622,395

CAPITAL PREFERRED SECURITIES – 0.4%
Financials – 0.4%
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.360%,
12/21/2065 (B)(F)	1,000,000	950,000
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $840,315)		$950,000

TERM LOANS (G) – 2.9%
Consumer discretionary – 0.7%
CWGS Group LLC (1 month LIBOR +
3.750%) 4.981%, 11/08/2023	803,925	806,940
Laureate Education, Inc. (1 month
LIBOR + 4.500%) 5.735%,
04/26/2024	497,500	499,261
Spencer Gifts LLC (2 month LIBOR +
8.250%) 9.510%, 06/29/2022	630,000	322,875
TOMS Shoes LLC (3 month LIBOR +
5.500%) 6.820%, 10/28/2020	458,250	212,802
		1,841,878
Energy – 1.1%
Blue Ridge Mountain Resources, Inc. (3
month LIBOR + 7.000%) 8.312%,
05/06/2019 (C)	188,164	186,282
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 8.814%,
08/23/2021	400,000	430,624
Eastern Power LLC (1 month LIBOR +
3.750%) 4.985%, 10/02/2023	979,071	983,614
Hercules Offshore, Inc.
10.500%, 05/06/2020 (D)	260,849	195,637
Murray Energy Corp. (3 month LIBOR
+ 7.250%) 8.583%, 04/16/2020	375,483	343,413

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Energy (continued)
Panda Temple Power LLC
7.250%, 03/04/2022 (D)	$724,397	$492,590
Westmoreland Coal Company (3 month
LIBOR + 6.500%) 7.833%,
12/16/2020	152,119	98,877
		2,731,037
Health care – 0.6%
Immucor, Inc. (1 month LIBOR +
5.000%) 6.235%, 06/15/2021	291,630	295,639
Lantheus Medical Imaging, Inc. (1
month LIBOR + 4.500%) 5.735%,
06/30/2022	457,700	459,989
Radnet Management, Inc. (Prime rate
and 3 month LIBOR + 2.750% and
3.750%) 5.060%, 06/30/2023	868,571	875,086
		1,630,714
Industrials – 0.3%
Commercial Barge Line Company (1
month LIBOR + 8.750%) 9.985%,
11/12/2020	804,750	634,602
Information technology – 0.2%
Ancestry.com Operations, Inc. (1 month
LIBOR + 8.250%) 9.490%,
10/19/2024	504,000	510,930
TOTAL TERM LOANS (Cost $8,298,867)		$7,349,161

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.4%
Commercial and residential – 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2015-LC21, Class E
3.250%, 07/10/2048 (B)	600,000	348,846
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.772%, 08/15/2048 (B)(F)	500,000	321,295
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (B)	500,000	269,039
		939,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,077,082)		$939,180

ASSET BACKED SECURITIES – 3.0%
ARES XLIV CLO, Ltd.
Series 2017-44A, Class D (3 month
LIBOR + 6.550%)
7.864%, 10/15/2029 (B)(F)	700,000	690,189
Avery Point VI CLO, Ltd.
Series 2015-6A, Class E1 (3 month
LIBOR + 5.500%)
6.812%, 08/05/2027 (B)(F)	750,000	737,183
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-2A, Class D (3 month
LIBOR + 5.300%)
6.617%, 04/27/2027 (B)(F)	500,000	494,577
Carlyle US CLO, Ltd.
Series 2017-2A, Class C (3 month
LIBOR + 3.700%)
5.031%, 07/20/2031 (B)(F)	750,000	779,195
Catskill Park CLO, Ltd.
Series 2017-1A, Class D (3 month
LIBOR + 6.000%)
7.085%, 04/20/2029 (B)(F)	600,000	584,498
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E (3 month
LIBOR + 5.000%)
6.307%, 07/20/2026 (B)(F)	750,000	742,568
Galaxy XX CLO, Ltd.
Series 2015-20A, Class E (3 month
LIBOR + 5.500%)
6.807%, 07/20/2027 (B)(F)	250,000	248,514
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class E2 (3 month
LIBOR + 5.200%)
6.507%, 07/20/2027 (B)(F)	500,000	494,569
Jamestown CLO VIII, Ltd.
Series 2015-8A, Class D2 (3 month
LIBOR + 6.750%)
8.054%, 01/15/2028 (B)(F)	750,000	751,069
Midocean Credit CLO VII
Series 2017-7A, Class D (3 month
LIBOR + 3.880%)
5.199%, 07/15/2029 (B)(F)	500,000	505,004
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class D (3 month
LIBOR + 5.250%)
6.408%, 07/15/2027 (B)(F)	500,000	486,201
Oaktree CLO, Ltd.
Series 2015-1A, Class D (3 month
LIBOR + 5.600%)
6.907%, 10/20/2027 (B)(F)	350,000	347,409
Treman Park CLO, Ltd.
Series 2015-1A, Class E (3 month
LIBOR + 6.200%)
7.507%, 04/20/2027 (B)(F)	250,000	251,366
Voya CLO, Ltd.
Series 2015-2A, Class E (3 month
LIBOR + 5.300%)
6.613%, 07/23/2027 (B)(F)	500,000	495,010
TOTAL ASSET BACKED SECURITIES (Cost
$7,314,378)		$7,607,352

COMMON STOCKS – 1.3%
Consumer discretionary – 0.1%
Bossier Casino Venture
Holdco, Inc. (B)(C)(H)	43,365	180,398
New Cotai LLC (C)(H)	3	67,059
Vertis Holdings, Inc. (C)(H)	69,391	0
		247,457
Energy – 1.1%
Berry Petroleum Company LLC (H)	88,259	882,590
Blue Ridge Mountain
Resources, Inc. (H)	97,958	959,988
Hercules Offshore, Inc. (A)(C)(H)	45,689	17,343
KCAD Holdings I, Ltd. (C)(H)	165,553,563	728,436
MWO Holdings LLC (C)(H)	445	248,065
Sanchez Energy Corp. (H)	3,244	15,636
		2,852,058
Industrials – 0.1%
Tricer Holdco SCA (C)(H)	43,750	156,188
TOTAL COMMON STOCKS (Cost
$9,869,202)		$3,255,703

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES – 1.2%
Energy – 0.6%
Berry Petroleum Company LLC (H)	95,736	$1,100,964
Sanchez Energy Corp., 6.500%	16,900	325,663
		1,426,627
Financials – 0.5%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 6.967% (F)	51,072	1,348,301
Industrials – 0.1%
Tricer Holdco SCA (C)(H)	19,444,700	194,447
Materials – 0.0%
Berry Plastics Group, Inc. (C)(H)	1,434	15,931
TOTAL PREFERRED SECURITIES (Cost
$4,228,125)		$2,985,306

ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (C)(H)	$3,000,000	0
9.875%, 03/01/2049 (C)(H)	2,050,000	0
10.250%, 11/01/2049 (C)(H)	1,025,000	0
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(H)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL – 4.0%
John Hancock Collateral Trust,
1.2098% (I)(J)	1,015,114	10,157,233
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,157,115)		$10,157,233

SHORT-TERM INVESTMENTS – 1.7%
Money market funds – 1.7%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
0.9165% (I)	4,205,589	4,205,589
TOTAL SHORT-TERM INVESTMENTS (Cost $4,205,589)		$4,205,589
Total Investments (High Yield Trust)
(Cost $263,510,860) – 102.6%		$257,107,762
Other assets and liabilities, net – (2.6%)		(6,566,683)
TOTAL NET ASSETS – 100.0%		$250,541,079

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $9,916,706.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $124,422,688 or 49.7% of the fund’s net assets as of 9-30-17.
(C)	Security is valued using significant unobservable inputs.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 9-30-17.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Dec 2017	$10,169,514	$10,105,000	$(64,514)
Ultra U.S. Treasury Bond Futures	8	Long	Dec 2017	1,339,956	1,321,000	(18,956)
U.S. Treasury Long Bond Futures	11	Short	Dec 2017	(1,708,388)	(1,680,938)	27,451
						$(56,019)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	1,403,168	USD	1,091,361	Barclays Bank PLC Wholesale	10/19/2017	$33,337	—
EUR	351,543	USD	405,022	Barclays Bank PLC Wholesale	10/19/2017	10,822	—
USD	632,514	EUR	548,674	Barclays Bank PLC Wholesale	10/19/2017	—	($16,519)
						$44,159	($16,519)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
WRITTEN OPTIONS

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	Citigroup Global Markets, Inc.	Markit CDX.NA.HY.28	Buy	1.060%	Dec 2017	USD	6,690,000	$67,569	$(35,367)
								$67,569	$(35,367)
								$67,569	$(35,367)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	Markit CDX.NA.HY.29	6,170,000	USD	$6,170,000	5.000%	Quarterly	Dec 2022	$(459,011)	$(34,680)	$(493,691)
				$6,170,000				$(459,011)	$(34,680)	$(493,691)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.5%
Australia - 4.6%
AGL Energy, Ltd.	22,581	$414,647
Alumina, Ltd. (A)	94,472	163,719
Amcor, Ltd.	39,713	474,982
AMP, Ltd.	98,917	375,615
APA Group	35,920	235,631
Aristocrat Leisure, Ltd.	18,777	310,150
ASX, Ltd.	6,730	277,386
Aurizon Holdings, Ltd.	67,567	260,376
AusNet Services	73,275	97,233
Australia & New Zealand Banking
Group, Ltd. (A)	101,107	2,355,145
Bank of Queensland, Ltd.	15,271	155,839
Bendigo & Adelaide Bank, Ltd. (A)	18,165	165,849
BHP Billiton PLC	72,416	1,277,851
BHP Billiton, Ltd.	108,733	2,205,083
BlueScope Steel, Ltd.	19,055	164,607
Boral, Ltd.	42,857	228,510
Brambles, Ltd.	57,039	403,725
Caltex Australia, Ltd.	9,411	237,453
Challenger, Ltd.	19,540	191,536
CIMIC Group, Ltd.	3,702	128,651
Coca-Cola Amatil, Ltd.	21,130	128,260
Cochlear, Ltd.	2,020	252,670
Commonwealth Bank of Australia (A)	60,926	3,607,626
Computershare, Ltd.	16,916	192,458
Crown Resorts, Ltd.	14,067	125,081
CSL, Ltd.	15,463	1,627,839
Dexus	37,475	279,654
Domino’s Pizza Enterprises, Ltd. (A)	2,059	74,182
Flight Centre Travel Group, Ltd. (A)	2,493	88,233
Fortescue Metals Group, Ltd.	50,633	205,051
Goodman Group	61,953	401,119
Harvey Norman Holdings, Ltd. (A)	15,848	48,340
Healthscope, Ltd.	65,916	86,530
Incitec Pivot, Ltd.	65,708	186,159
Insurance Australia Group, Ltd.	84,827	424,847
LendLease Group	20,344	286,632
Macquarie Group, Ltd.	11,135	797,222
Medibank Pvt., Ltd.	94,782	217,466
Mirvac Group	125,759	226,226
National Australia Bank, Ltd. (A)	92,202	2,285,956
Newcrest Mining, Ltd.	26,249	432,052
Oil Search, Ltd.	47,003	259,328
Orica, Ltd.	13,519	210,436
Origin Energy, Ltd. (B)	61,127	359,993
Qantas Airways, Ltd.	11,580	53,040
QBE Insurance Group, Ltd.	49,037	386,586
Ramsay Health Care, Ltd.	5,011	245,184
REA Group, Ltd.	2,146	113,038
Santos, Ltd. (B)	71,735	227,480
Scentre Group	180,867	558,322
SEEK, Ltd.	11,910	155,511
Sonic Healthcare, Ltd.	14,404	236,699
South32, Ltd.	112,851	291,946
South32, Ltd. (London Stock Exchange)	74,597	193,077
Stockland	83,286	281,265
Suncorp Group, Ltd.	45,133	463,428
Sydney Airport	39,872	222,666
Tabcorp Holdings, Ltd.	32,572	109,186
Tatts Group, Ltd.	53,942	168,757
Telstra Corp., Ltd.	148,535	406,906
The GPT Group	65,090	253,635
TPG Telecom, Ltd. (A)	12,913	49,433
Transurban Group	68,305	637,852
Treasury Wine Estates, Ltd.	26,341	283,370
Vicinity Centres	108,802	227,249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	38,527	$1,250,723
Westfield Corp.	67,721	416,963
Westpac Banking Corp. (A)	116,859	2,939,417
Woodside Petroleum, Ltd.	25,706	588,618
Woolworths, Ltd.	43,336	858,216
		34,545,915
Austria - 0.2%
ANDRITZ AG	2,752	159,048
Erste Group Bank AG (B)	8,613	372,123
IMMOFINANZ AG (A)(B)	1,446	3,734
OMV AG	5,543	323,156
Raiffeisen Bank International AG (B)	4,926	165,106
voestalpine AG	4,357	222,186
		1,245,353
Belgium - 0.8%
Ageas	7,799	366,814
Anheuser-Busch InBev SA	25,516	3,050,095
Colruyt SA (A)	2,769	141,877
Groupe Bruxelles Lambert SA	3,135	329,995
KBC Group NV	8,597	729,365
Proximus SADP	5,996	206,704
Solvay SA	2,881	430,703
Telenet Group Holding NV (B)	2,144	141,917
UCB SA	4,152	295,904
Umicore SA	3,265	270,294
		5,963,668
Brazil - 1.2%
Ambev SA	163,730	1,087,691
B3 SA - Brasil Bolsa Balcao	68,307	516,538
Banco Bradesco SA	33,609	354,432
Banco do Brasil SA	28,413	313,093
Banco Santander Brasil SA	14,000	122,179
BB Seguridade Participacoes SA	24,400	220,568
BR Malls Participacoes SA	28,116	124,905
Braskem SA, ADR	1,584	42,356
BRF SA (B)	19,720	284,361
CCR SA	40,100	224,230
Centrais Eletricas Brasileiras SA (B)	11,900	74,245
Centrais Eletricas Brasileiras SA, ADR	1,429	10,260
Cia Brasileira de Distribuicao, ADR (B)	628	14,865
Cia de Saneamento Basico do Estado de
Sao Paulo	11,270	118,424
Cia Siderurgica Nacional SA (B)	16,100	48,852
Cia Siderurgica Nacional SA,
ADR (A)(B)	11,800	34,928
Cielo SA	44,260	307,164
Cosan SA Industria e Comercio	7,211	82,421
CPFL Energia SA	10,948	94,092
Duratex SA	12,966	38,769
EDP - Energias do Brasil SA	11,126	53,186
Embraer SA	10,800	61,005
Embraer SA, ADR	2,626	59,374
Engie Brasil Energia SA	7,500	85,842
Equatorial Energia SA	6,700	129,572
Fibria Celulose SA	3,172	42,916
Fibria Celulose SA, ADR	6,862	92,911
Hypermarcas SA	14,208	144,451
Itausa - Investimentos Itau SA	84	278
JBS SA	23,573	63,265
Klabin SA	24,000	139,052
Kroton Educacional SA	47,780	302,477
Localiza Rent a Car SA	5,854	106,668
Lojas Americanas SA	11,300	56,051
Lojas Renner SA	26,570	302,516
M Dias Branco SA	4,800	75,323
Multiplan Empreendimentos
Imobiliarios SA	3,325	76,985
Natura Cosmeticos SA	6,500	64,032
Odontoprev SA	8,800	42,873
Petroleo Brasileiro SA (B)	106,229	530,281
Porto Seguro SA	4,419	52,559
Qualicorp SA	7,376	88,266
Raia Drogasil SA	8,100	191,813
Rumo SA (B)	31,570	120,513
Sul America SA	7,299	41,229
Telefonica Brasil SA, ADR	6,017	95,309
TIM Participacoes SA	28,020	102,184
Transmissora Alianca de Energia
Eletrica SA	8,900	62,525
Ultrapar Participacoes SA	12,100	287,720
Vale SA	105,097	1,057,557
WEG SA	18,660	126,083
		8,769,189
Canada - 6.7%
Agnico Eagle Mines, Ltd.	8,200	370,585
Agrium, Inc. (A)	4,900	525,128
Alimentation Couche-Tard, Inc., Class B	14,700	670,351
AltaGas, Ltd.	6,600	152,021
ARC Resources, Ltd.	13,500	185,987
Atco, Ltd., Class I	3,100	113,789
Bank of Montreal	22,700	1,717,941
Barrick Gold Corp.	41,040	660,455
BCE, Inc.	5,624	263,498
BlackBerry, Ltd. (B)	19,900	222,484
Bombardier, Inc., Class B (B)	75,600	136,931
Brookfield Asset Management, Inc.,
Class A	31,148	1,286,111
CAE, Inc.	10,400	181,953
Cameco Corp. (A)	15,500	149,689
Canadian Imperial Bank of
Commerce (A)	15,100	1,321,152
Canadian National Railway Company	26,500	2,195,608
Canadian Natural Resources, Ltd.	39,060	1,308,209
Canadian Pacific Railway, Ltd. (A)	5,200	873,425
Canadian Tire Corp., Ltd., Class A	2,500	311,240
Canadian Utilities, Ltd., Class A	4,800	149,068
CCL Industries, Inc., Class B	5,200	251,634
Cenovus Energy, Inc. (A)	37,400	374,974
CGI Group, Inc., Class A (B)	7,600	394,085
CI Financial Corp.	9,900	216,527
Constellation Software, Inc.	700	381,902
Crescent Point Energy Corp.	21,400	171,852
Dollarama, Inc.	4,000	437,684
ECN Capital Corp.	13,200	41,893
Element Fleet Management Corp.	15,800	117,131
Emera, Inc.	2,400	90,903
Empire Company, Ltd.	7,200	127,410
Enbridge, Inc.	57,000	2,380,958
Encana Corp.	35,000	412,062
Fairfax Financial Holdings, Ltd.	1,000	520,401
Finning International, Inc.	6,800	155,483
First Capital Realty, Inc. (A)	6,600	104,098
First Quantum Minerals, Ltd.	25,554	286,926
Fortis, Inc.	14,900	534,740
Franco-Nevada Corp.	6,500	503,538
George Weston, Ltd.	2,000	174,153
Gildan Activewear, Inc.	8,400	262,485
Goldcorp, Inc.	30,784	399,680
Great-West Lifeco, Inc.	10,800	310,822

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
H&R Real Estate Investment Trust	5,700	$98,400
Husky Energy, Inc. (B)	13,897	173,970
Hydro One, Ltd. (C)	11,100	202,117
IGM Financial, Inc. (A)	3,500	117,644
Imperial Oil, Ltd.	10,830	345,970
Industrial Alliance Insurance & Financial
Services, Inc.	4,100	185,654
Intact Financial Corp.	4,700	388,242
Inter Pipeline, Ltd.	13,600	281,755
Keyera Corp. (A)	7,000	213,969
Kinross Gold Corp. (B)	46,429	196,842
Linamar Corp.	2,100	128,146
Loblaw Companies, Ltd.	7,840	427,893
Magna International, Inc.	12,900	688,448
Manulife Financial Corp. (D)	69,100	1,401,660
Methanex Corp.	3,500	175,877
Metro, Inc.	8,600	295,753
National Bank of Canada	12,100	582,332
Onex Corp.	3,000	231,513
Open Text Corp.	9,500	306,528
Pembina Pipeline Corp. (A)	14,200	498,238
Peyto Exploration & Development
Corp. (A)	6,700	109,541
Potash Corp. of Saskatchewan, Inc.	29,800	573,669
Power Corp. of Canada	12,800	325,296
Power Financial Corp. (A)	9,300	257,963
PrairieSky Royalty, Ltd. (A)	7,947	203,364
Restaurant Brands International, Inc.	7,946	507,678
RioCan Real Estate Investment Trust	6,300	120,825
Rogers Communications, Inc., Class B	12,700	654,873
Royal Bank of Canada	51,100	3,953,672
Saputo, Inc.	9,100	314,990
Seven Generations Energy, Ltd.,
Class A (B)	9,900	156,623
Shaw Communications, Inc., Class B	15,200	349,865
Shopify, Inc., Class A (B)	2,900	337,286
Smart Real Estate Investment Trust	3,100	73,143
SNC-Lavalin Group, Inc.	6,500	293,757
Sun Life Financial, Inc.	21,500	856,209
Suncor Energy, Inc.	58,135	2,037,462
Teck Resources, Ltd., Class B	20,461	430,784
TELUS Corp.	7,200	258,975
The Bank of Nova Scotia	42,000	2,699,579
The Jean Coutu Group, Inc., Class A	3,900	75,953
The Toronto-Dominion Bank	64,500	3,631,437
Thomson Reuters Corp.	11,077	508,241
Tourmaline Oil Corp. (B)	8,800	178,927
TransCanada Corp.	30,300	1,497,576
Turquoise Hill Resources, Ltd. (B)	40,020	123,805
Veresen, Inc.	12,100	181,536
Vermilion Energy, Inc. (A)	4,400	156,394
Waste Connections, Inc.	2,673	186,933
West Fraser Timber Company, Ltd.	2,700	155,800
Wheaton Precious Metals Corp.	16,100	307,097
Yamana Gold, Inc.	40,544	107,229
		50,014,399
Chile - 0.3%
Antofagasta PLC	15,103	192,382
Banco Santander Chile, ADR	13,061	388,042
Cencosud SA	61,383	187,902
Cia Cervecerias Unidas SA, ADR (A)	6,197	166,885
Enel Americas SA, ADR	37,802	386,336
Enel Chile SA	26,429	158,574
Enel Generacion Chile SA, ADR	6,770	178,457
Itau CorpBanca, ADR	2,999	41,686
Latam Airlines Group SA, ADR	11,197	148,360
Sociedad Quimica y Minera de
Chile SA, ADR	4,454	247,910
		2,096,534
China - 6.0%
3SBio, Inc. (B)(C)	33,000	53,081
58.com, Inc., ADR (B)	3,000	189,420
AAC Technologies Holdings, Inc.	27,342	462,670
Agricultural Bank of China, Ltd.,
H Shares	945,000	425,392
Air China, Ltd., H Shares	84,534	70,311
Alibaba Group Holding, Ltd., ADR (B)	39,100	6,752,961
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	185,220	166,174
Anhui Conch Cement Company, Ltd.,
H Shares	56,790	227,940
ANTA Sports Products, Ltd.	43,000	181,281
Autohome, Inc., ADR (B)	1,700	102,136
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	43,585
Baidu, Inc., ADR (B)	9,500	2,353,055
Bank of China, Ltd., H Shares	2,759,563	1,370,739
Bank of Communications
Company, Ltd., H Shares	337,527	247,752
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	78,792
BYD Company, Ltd., H Shares (A)	24,105	228,629
CGN Power Company, Ltd., H
Shares (C)	226,000	62,729
China Cinda Asset Management
Company, Ltd., H Shares	304,800	112,783
China CITIC Bank Corp., Ltd., H Shares	310,800	198,369
China Coal Energy Company, Ltd.,
H Shares	69,000	32,722
China Communications
Construction Company, Ltd., H Shares	152,335	191,062
China Communications Services Corp.,
Ltd., H Shares	129,600	66,911
China Conch Venture Holdings, Ltd.	46,400	90,463
China Construction Bank Corp.,
H Shares	2,923,914	2,442,789
China Everbright Bank Company, Ltd.,
H Shares	120,000	55,575
China Evergrande Group (B)	111,959	392,598
China Galaxy Securities Company, Ltd.,
H Shares	129,500	114,114
China Huarong Asset Management
Company, Ltd., H Shares (C)	167,700	75,092
China Huishan Dairy Holdings
Company, Ltd. (B)(E)	225,000	0
China Life Insurance Company, Ltd.,
H Shares	258,624	775,241
China Longyuan Power Group Corp.,
Ltd., H Shares	99,000	74,119
China Medical System Holdings, Ltd.	37,300	65,321
China Mengniu Dairy Company, Ltd. (B)	89,004	249,667
China Merchants Bank Company, Ltd.,
H Shares	130,823	463,251
China Minsheng Banking Corp., Ltd.,
H Shares	202,080	186,123
China National Building Material
Company, Ltd., H Shares (A)	116,000	80,743
China Oilfield Services, Ltd., H Shares	56,000	51,583
China Pacific Insurance Group
Company, Ltd., H Shares	90,500	392,194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp.,
H Shares	881,361	$664,266
China Railway Construction Corp.,
H Shares	67,500	85,864
China Railway Group, Ltd., H Shares	179,000	148,732
China Shenhua Energy Company, Ltd.,
H Shares	127,500	301,454
China Southern Airlines Company, Ltd.,
H Shares	64,000	44,111
China Telecom Corp., Ltd., H Shares	481,604	247,780
China Vanke Company, Ltd., H Shares	45,400	150,207
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	88,000	56,021
CITIC Securities Company, Ltd.,
H Shares	75,500	166,612
CNOOC, Ltd.	621,258	804,251
Country Garden Holdings Company, Ltd.	237,574	379,243
CRRC Corp., Ltd., H Shares	164,150	146,243
CSPC Pharmaceutical Group, Ltd.	144,000	242,006
Ctrip.com International, Ltd., ADR (B)	12,400	653,976
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	163,513
ENN Energy Holdings, Ltd.	26,000	188,360
Fosun International, Ltd.	102,500	216,715
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	16,800	61,167
Geely Automobile Holdings, Ltd.	160,000	454,354
GF Securities Company, Ltd., H Shares	32,600	71,132
GOME Retail Holdings, Ltd. (A)	386,127	43,623
Great Wall Motor Company, Ltd., H
Shares (E)	123,000	152,233
Guangzhou Automobile Group
Company, Ltd., H Shares	101,650	236,345
Guangzhou R&F Properties
Company, Ltd., H Shares	43,600	101,252
Haitian International Holdings, Ltd.	29,000	83,452
Haitong Securities Company, Ltd.,
H Shares	113,200	183,638
Hengan International Group
Company, Ltd.	25,000	231,844
Huaneng Power International, Inc.,
H Shares	149,436	92,625
Huaneng Renewables Corp., Ltd.,
H Shares	226,000	74,913
Huatai Securities Company, Ltd., H
Shares (C)	65,400	145,410
Industrial & Commercial Bank of
China, Ltd., H Shares	2,570,735	1,921,649
JD.com, Inc., ADR (B)	22,400	855,680
Jiangsu Expressway Company, Ltd.,
H Shares	41,145	63,187
Jiangxi Copper Company, Ltd., H Shares	54,075	85,916
Kingsoft Corp., Ltd. (A)	23,000	53,881
Lenovo Group, Ltd.	217,436	120,343
Longfor Properties Company, Ltd.	53,600	135,516
Minth Group, Ltd.	22,000	115,611
Momo, Inc., ADR (B)	2,900	90,886
NetEase, Inc., ADR	2,600	685,906
New China Life Insurance
Company, Ltd., H Shares	24,900	141,615
New Oriental Education & Technology
Group, Inc., ADR	4,100	361,866
PetroChina Company, Ltd., H Shares	734,261	467,323
PICC Property & Casualty
Company, Ltd., H Shares	168,242	298,445
Ping An Insurance Group Company of
China, Ltd., H Shares	179,290	1,384,910
Semiconductor Manufacturing
International Corp. (B)	83,900	94,928
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	80,000	56,880
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	144,864	63,913
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	13,000	53,970
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	22,600	55,371
Shenzhou International Group
Holdings, Ltd.	24,000	188,217
Sihuan Pharmaceutical Holdings
Group, Ltd.	175,000	63,898
SINA Corp. (B)	1,900	217,835
Sino-Ocean Group Holding, Ltd.	177,213	118,628
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	71,635
Sinopharm Group Company, Ltd.,
H Shares	39,200	173,636
SOHO China, Ltd. (B)	140,000	80,346
Sunac China Holdings, Ltd.	63,000	289,330
Sunny Optical Technology Group
Company, Ltd.	23,900	383,690
TAL Education Group, ADR	8,400	283,164
Tencent Holdings, Ltd.	196,500	8,591,116
The People’s Insurance Company Group
of China, Ltd., H Shares	226,000	101,423
Tingyi Cayman Islands Holding Corp.	76,000	114,566
TravelSky Technology, Ltd., H Shares	31,000	81,094
Tsingtao Brewery Company, Ltd.,
H Shares	12,000	46,112
Vipshop Holdings, Ltd., ADR (B)	13,500	118,665
Want Want China Holdings, Ltd.	243,000	171,207
Weibo Corp., ADR (B)	1,090	107,845
Weichai Power Company, Ltd., H
Shares (A)	78,720	86,821
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	68,707
Yanzhou Coal Mining Company, Ltd.,
H Shares	85,990	85,017
YY, Inc., ADR (B)	1,400	121,492
Zhejiang Expressway Company, Ltd.,
H Shares	49,718	61,934
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	18,000	101,035
Zijin Mining Group Company, Ltd.,
H Shares	285,469	98,206
ZTE Corp., H Shares (B)	25,887	85,180
		44,737,304
Colombia - 0.1%
Bancolombia SA, ADR (A)	15,325	701,732
Ecopetrol SA, ADR (A)	8,500	80,665
		782,397
Czech Republic - 0.0%
CEZ AS	6,817	136,932
Komercni Banka AS	3,440	150,281
		287,213
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series A	120	220,916
A.P. Moller - Maersk A/S, Series B	245	466,495
Carlsberg A/S, Class B	3,881	425,877
Chr. Hansen Holding A/S	3,392	291,178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Coloplast A/S, B Shares	4,165	$338,640
Danske Bank A/S	26,359	1,056,300
DONG Energy A/S (C)	6,170	353,679
DSV A/S	6,834	517,717
Genmab A/S (B)	2,092	462,635
H Lundbeck A/S (A)	2,300	132,968
ISS A/S	5,377	216,780
Novo Nordisk A/S, B Shares (A)	63,778	3,066,365
Novozymes A/S, B Shares	7,442	382,278
Pandora A/S (A)	3,543	350,304
TDC A/S	31,300	183,561
Tryg A/S	4,500	104,046
Vestas Wind Systems A/S	8,020	720,884
William Demant Holding A/S (B)	5,000	132,193
		9,422,816
Egypt - 0.0%
Commercial International Bank
Egypt SAE	41,265	190,886
Global Telecom Holding SAE (B)	14,348	5,201
		196,087
Finland - 0.7%
Elisa OYJ	6,060	261,060
Fortum OYJ	16,798	335,656
Kone OYJ, Class B	11,934	632,609
Metso OYJ	4,686	171,978
Neste OYJ	4,388	191,774
Nokia OYJ	130,416	783,601
Nokia OYJ (Helsinki Stock Exchange)	56,247	336,789
Nokian Renkaat OYJ	3,680	163,750
Orion OYJ, Class B	3,379	156,893
Sampo OYJ, A Shares	15,692	830,486
Stora Enso OYJ, R Shares	20,482	289,720
UPM-Kymmene OYJ	19,972	541,859
Wartsila OYJ ABP	5,074	359,335
		5,055,510
France - 7.0%
Accor SA	6,835	339,927
Aeroports de Paris	1,056	170,707
Air Liquide SA	13,574	1,810,160
Airbus SE	20,228	1,925,597
Alstom SA	5,147	218,685
Arkema SA	2,271	278,654
Atos SE	3,303	512,319
AXA SA	66,626	2,014,235
BNP Paribas SA	38,950	3,142,304
Bollore SA (A)	31,521	157,623
Bouygues SA	7,379	350,286
Bureau Veritas SA	8,832	227,929
Capgemini SE	5,485	642,973
Carrefour SA	20,711	418,097
Casino Guichard Perrachon SA	1,872	111,023
Cie de Saint-Gobain	17,011	1,013,511
Cie Generale des
Etablissements Michelin	6,094	889,119
CNP Assurances	6,491	152,169
Credit Agricole SA	38,718	704,823
Danone SA	20,547	1,613,831
Dassault Aviation SA	98	158,574
Dassault Systemes SA	4,648	470,248
Edenred	8,291	225,388
Eiffage SA	2,687	278,274
Electricite de France SA (A)	20,227	245,662
Engie SA	58,449	992,541
Essilor International SA	7,199	892,221
Eurazeo SA	1,597	142,743
Eutelsat Communications SA	6,171	182,677
Fonciere Des Regions	1,191	123,738
Gecina SA	1,680	272,573
Groupe Eurotunnel SE	16,415	197,922
Hermes International	1,132	571,123
ICADE	1,225	109,289
Iliad SA	884	234,969
Imerys SA	1,144	103,366
Ingenico Group SA	1,947	184,581
Ipsen SA	1,252	166,582
JCDecaux SA	2,889	108,312
Kering	2,630	1,047,701
Klepierre SA	7,623	299,403
Lagardere SCA	4,134	138,490
Legrand SA	9,509	686,261
L’Oreal SA	8,647	1,833,531
LVMH Moet Hennessy Louis Vuitton SE	9,690	2,678,662
Natixis SA	31,463	251,795
Orange SA	69,999	1,146,153
Pernod Ricard SA	7,357	1,017,720
Peugeot SA	16,702	397,592
Publicis Groupe SA	7,283	509,495
Remy Cointreau SA	908	107,561
Renault SA	6,611	649,576
Rexel SA	10,105	174,812
Safran SA	10,991	1,123,154
Sanofi	38,787	3,861,095
Schneider Electric SE (B)	19,037	1,657,753
Schneider Electric SE (London Stock
Exchange) (B)	623	53,600
SCOR SE	5,762	241,651
SEB SA	756	138,741
Societe BIC SA	1,119	134,134
Societe Generale SA	26,819	1,571,622
Sodexo SA	3,211	400,284
Suez	13,406	244,777
Thales SA	3,838	434,653
TOTAL SA (A)	80,731	4,334,782
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	3,453	840,258
Valeo SA	8,552	634,562
Veolia Environnement SA	17,413	402,377
Vinci SA	17,155	1,629,941
Vivendi SA	36,421	922,678
Wendel SA	986	159,725
Zodiac Aerospace	7,545	218,135
		52,297,429
Germany - 6.2%
adidas AG	6,583	1,490,823
Allianz SE	15,845	3,558,558
Axel Springer SE	1,955	125,739
BASF SE	31,866	3,394,865
Bayer AG	28,661	3,915,166
Bayerische Motoren Werke AG	11,359	1,152,866
Beiersdorf AG	3,496	376,398
Brenntag AG	5,216	290,769
CECONOMY AG	6,304	74,234
Commerzbank AG (B)	37,723	514,444
Continental AG	3,883	986,157
Covestro AG (C)	4,098	352,634
Daimler AG	33,468	2,671,569
Deutsche Bank AG	70,798	1,225,559
Deutsche Boerse AG	6,688	726,115
Deutsche Lufthansa AG	7,851	218,326

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	34,717	$1,547,478
Deutsche Telekom AG	113,971	2,128,318
Deutsche Wohnen SE	12,449	529,061
E.ON SE	77,734	881,222
Evonik Industries AG	6,088	217,660
Fraport AG Frankfurt Airport
Services Worldwide	1,636	155,496
Fresenius Medical Care AG &
Company KGaA	7,449	728,257
Fresenius SE & Company KGaA	14,208	1,148,994
GEA Group AG	6,174	281,061
Hannover Rueck SE	2,036	245,556
HeidelbergCement AG	5,228	538,008
Henkel AG & Company KGaA	3,508	427,170
HOCHTIEF AG	698	117,894
HUGO BOSS AG	2,319	204,621
Infineon Technologies AG	39,065	984,917
Innogy SE (C)	5,057	225,284
K+S AG	6,726	183,352
KION Group AG	2,424	232,206
LANXESS AG	3,216	253,970
Linde AG	6,354	1,321,294
MAN SE	2,251	254,101
Merck KGaA	4,647	517,549
METRO AG (B)	6,304	133,255
Muenchener
Rueckversicherungs-Gesellschaft AG	5,524	1,182,273
OSRAM Licht AG	2,942	234,975
ProSiebenSat.1 Media SE	8,326	284,122
RWE AG	18,337	417,164
SAP SE	34,068	3,735,374
Siemens AG	26,521	3,742,342
Symrise AG	4,236	322,041
Telefonica Deutschland Holding AG	27,806	156,259
thyssenkrupp AG	13,133	390,046
TUI AG	17,680	300,017
Uniper SE	6,933	190,273
United Internet AG	4,503	280,683
Volkswagen AG	1,096	185,387
Vonovia SE	16,247	691,919
Zalando SE (B)	4,151	208,349
		46,652,170
Greece - 0.1%
Alpha Bank AE (B)	53,207	105,471
Eurobank Ergasias SA (B)	62,351	55,419
FF Group (B)	1,869	40,696
Hellenic Telecommunications
Organization SA	8,503	102,978
JUMBO SA	5,651	93,547
National Bank of Greece SA (B)	184,167	62,838
OPAP SA	8,113	85,945
Piraeus Bank SA (B)	10,989	37,864
Titan Cement Company SA	2,489	63,134
		647,892
Hong Kong - 3.1%
AIA Group, Ltd.	414,200	3,066,447
Alibaba Health Information
Technology, Ltd. (A)(B)	84,000	42,049
Alibaba Pictures Group, Ltd. (A)(B)	350,000	56,049
ASM Pacific Technology, Ltd.	10,700	154,559
Beijing Enterprises Holdings, Ltd.	19,786	106,574
Beijing Enterprises Water
Group, Ltd. (B)	152,000	122,927
BOC Hong Kong Holdings, Ltd.	126,828	617,779
Brilliance China Automotive
Holdings, Ltd.	94,000	251,113
China Everbright International, Ltd.	86,000	108,372
China Everbright, Ltd.	32,216	74,398
China Gas Holdings, Ltd.	74,000	222,100
China Jinmao Holdings Group, Ltd.	74,000	37,357
China Merchants Port Holdings
Company, Ltd.	41,978	130,034
China Mobile, Ltd.	213,530	2,167,747
China Overseas Land & Investment, Ltd.	142,882	466,183
China Power International
Development, Ltd.	111,000	36,601
China Resources Beer Holdings
Company, Ltd.	65,979	179,010
China Resources Gas Group, Ltd.	18,000	62,832
China Resources Land, Ltd.	110,964	341,182
China Resources Power Holdings
Company, Ltd.	68,244	123,601
China State Construction International
Holdings, Ltd. (A)	42,000	61,402
China Taiping Insurance Holdings
Company, Ltd.	60,500	162,796
China Unicom Hong Kong, Ltd. (B)	215,982	301,959
CITIC, Ltd.	191,967	284,446
CK Asset Holdings, Ltd.	92,665	770,355
CK Hutchison Holdings, Ltd.	93,663	1,199,663
CK Infrastructure Holdings, Ltd.	24,772	213,561
CLP Holdings, Ltd.	54,900	563,637
COSCO SHIPPING Ports, Ltd.	92,470	103,140
Far East Horizon, Ltd.	89,000	83,695
First Pacific Company, Ltd.	92,250	73,754
Fullshare Holdings, Ltd. (A)(B)	164,900	71,893
Galaxy Entertainment Group, Ltd.	78,000	551,417
GCL-Poly Energy Holdings, Ltd. (A)(B)	161,000	22,143
Guangdong Investment, Ltd.	99,220	141,678
Haier Electronics Group
Company, Ltd. (B)	37,000	90,561
Hanergy Thin Film Power
Group, Ltd. (B)(E)	428,695	11,799
Hang Lung Group, Ltd.	30,000	108,033
Hang Lung Properties, Ltd.	74,326	176,957
Hang Seng Bank, Ltd.	25,319	618,990
Henderson Land Development
Company, Ltd.	39,723	264,213
HK Electric Investments & HK Electric
Investments, Ltd. (A)(C)	88,500	80,762
HKT Trust & HKT, Ltd.	145,233	176,498
Hong Kong & China Gas Company, Ltd.	296,796	559,261
Hong Kong Exchanges &
Clearing, Ltd. (A)	40,917	1,105,090
Hongkong Land Holdings, Ltd.	39,000	281,216
Hysan Development Company, Ltd.	24,415	115,192
I-CABLE Communications, Ltd. (B)	25,100	825
Jardine Matheson Holdings, Ltd.	8,000	507,392
Jardine Strategic Holdings, Ltd.	8,100	350,332
Kerry Properties, Ltd.	21,438	89,044
Kunlun Energy Company, Ltd.	118,000	115,479
Li & Fung, Ltd.	211,600	106,378
Link REIT	77,244	628,146
Melco Resorts &
Entertainment, Ltd., ADR	9,485	228,778
MTR Corp., Ltd.	51,783	303,201
New World Development Company, Ltd.	187,643	270,754
Nine Dragons Paper Holdings, Ltd.	81,000	160,303
NWS Holdings, Ltd.	58,117	113,600

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
PCCW, Ltd.	181,876	$98,721
Power Assets Holdings, Ltd.	49,082	426,036
Shanghai Industrial Holdings, Ltd.	33,930	103,009
Shangri-La Asia, Ltd.	70,102	130,115
Shimao Property Holdings, Ltd.	64,000	139,572
Sino Biopharmaceutical, Ltd.	148,000	156,797
Sino Land Company, Ltd.	102,909	181,427
SJM Holdings, Ltd.	83,000	76,248
Sun Art Retail Group, Ltd.	86,000	80,113
Sun Hung Kai Properties, Ltd.	48,130	784,050
Swire Pacific, Ltd., Class A	18,163	176,826
Swire Properties, Ltd.	43,628	148,166
Techtronic Industries Company, Ltd.	49,000	262,301
The Bank of East Asia, Ltd.	40,425	175,226
The Wharf Holdings, Ltd.	46,876	419,361
WH Group, Ltd. (C)	268,303	285,743
Wheelock & Company, Ltd.	27,000	190,590
Yue Yuen Industrial Holdings, Ltd.	20,067	76,566
		23,346,124
Hungary - 0.1%
Mol Hungarian Oil & Gas PLC	12,392	140,929
OTP Bank PLC	9,034	339,153
Richter Gedeon Nyrt	4,794	119,126
		599,208
India - 2.0%
Adani Ports & Special Economic
Zone, Ltd.	28,840	167,185
Ambuja Cements, Ltd.	22,913	93,935
Apollo Hospitals Enterprise, Ltd.	2,513	38,719
Ashok Leyland, Ltd.	52,290	98,860
Asian Paints, Ltd.	10,113	175,386
Aurobindo Pharma, Ltd.	9,153	97,423
Axis Bank, Ltd.	56,195	439,636
Bajaj Auto, Ltd.	2,923	139,404
Bajaj Finance, Ltd.	5,420	152,677
Bajaj Finserv, Ltd.	1,261	100,062
Bharat Forge, Ltd.	9,316	84,536
Bharat Petroleum Corp., Ltd.	27,177	197,799
Bharti Airtel, Ltd.	42,144	250,935
Bharti Infratel, Ltd.	15,904	96,864
Bosch, Ltd.	253	79,492
Cadila Healthcare, Ltd.	6,725	48,460
Cipla, Ltd.	12,134	108,838
Coal India, Ltd.	24,417	101,404
Dabur India, Ltd.	17,709	82,814
Dr. Reddy’s Laboratories, Ltd., ADR (A)	6,754	240,983
Eicher Motors, Ltd.	425	203,437
GAIL India, Ltd., GDR	3,733	143,531
Glenmark Pharmaceuticals, Ltd.	4,541	41,748
Godrej Consumer Products, Ltd.	7,998	112,432
Grasim Industries, Ltd.	10,574	184,008
Havells India, Ltd.	11,177	83,144
HCL Technologies, Ltd.	18,977	253,209
Hero MotoCorp, Ltd.	1,675	97,137
Hindalco Industries, Ltd.	41,886	154,894
Hindustan Petroleum Corp., Ltd.	20,412	134,477
Hindustan Unilever, Ltd.	25,000	448,098
Housing Development Finance
Corp., Ltd.	50,347	1,334,734
ICICI Bank, Ltd., ADR	52,063	445,659
Idea Cellular, Ltd. (B)	42,286	50,435
Indiabulls Housing Finance, Ltd.	10,065	184,668
Indian Oil Corp., Ltd.	19,247	117,894
Infosys, Ltd., ADR	66,848	975,312
ITC, Ltd.	113,026	446,530
JSW Steel, Ltd.	33,031	126,363
Larsen & Toubro, Ltd.	16,660	292,479
LIC Housing Finance, Ltd.	9,991	96,099
Lupin, Ltd.	7,740	120,100
Mahindra & Mahindra, Ltd., GDR	11,560	223,372
Marico, Ltd.	14,917	70,938
Maruti Suzuki India, Ltd.	3,626	443,984
Motherson Sumi Systems, Ltd.	24,871	128,348
Nestle India, Ltd.	776	86,323
NTPC, Ltd.	55,338	141,874
Oil & Natural Gas Corp., Ltd.	44,697	117,476
Piramal Enterprises, Ltd.	2,550	103,325
Reliance Capital, Ltd., GDR (C)	4,327	38,818
Reliance Industries, Ltd., GDR (C)	42,720	1,019,973
Rural Electrification Corp., Ltd.	22,831	53,609
Shree Cement, Ltd.	276	78,343
Shriram Transport Finance
Company, Ltd.	4,949	80,095
Siemens, Ltd.	3,361	61,133
State Bank of India, GDR	5,224	201,096
Sun Pharmaceutical Industries, Ltd.	29,344	226,661
Tata Consultancy Services, Ltd.	16,537	617,888
Tata Motors, Ltd. (B)	17,463	59,784
Tata Motors, Ltd., ADR (B)	16,666	521,146
Tata Steel, Ltd., GDR	11,000	109,497
Tech Mahindra, Ltd.	7,790	54,623
Titan Company, Ltd.	10,263	91,870
UltraTech Cement, Ltd., GDR (A)	1,026	60,539
United Spirits, Ltd. (B)	2,025	74,521
UPL, Ltd.	10,066	120,124
Vedanta, Ltd., ADR	9,500	183,920
Wipro, Ltd., ADR (A)	65,498	372,029
Yes Bank, Ltd.	54,720	293,149
Zee Entertainment Enterprises, Ltd.	20,071	160,030
		14,636,288
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	42,760
Astra International Tbk PT	679,000	398,646
Bank Central Asia Tbk PT	328,000	494,601
Bank Danamon Indonesia Tbk PT	200,286	77,360
Bank Mandiri Persero Tbk PT	715,674	357,644
Bank Negara Indonesia Persero Tbk PT	276,500	152,041
Bank Rakyat Indonesia Persero Tbk PT	386,000	438,233
Berlian Laju Tanker Tbk PT (B)(E)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	56,203
Gudang Garam Tbk PT	26,000	127,077
Hanjaya Mandala Sampoerna Tbk PT	362,500	103,983
Indocement Tunggal Prakarsa Tbk PT	53,500	75,155
Indofood Sukses Makmur Tbk PT	147,500	92,367
Kalbe Farma Tbk PT	855,000	105,784
Matahari Department Store Tbk PT	88,500	60,979
Perusahaan Gas Negara Persero Tbk PT	480,500	56,234
Semen Indonesia Persero Tbk PT	111,000	83,531
Telekomunikasi Indonesia Persero
Tbk PT	1,932,500	672,084
Telekomunikasi Indonesia Persero Tbk
PT, ADR	358	12,279
Unilever Indonesia Tbk PT	66,500	241,853
United Tractors Tbk PT	55,279	131,444
		3,780,258
Ireland - 0.6%
AerCap Holdings NV (B)	5,178	264,648
Bank of Ireland Group PLC (B)	28,441	232,779

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
CRH PLC	27,963	$1,061,933
DCC PLC	3,202	310,919
Irish Bank Resolution Corp., Ltd. (B)(E)	38,483	0
James Hardie Industries PLC	15,679	218,839
Kerry Group PLC, Class A (London
Stock Exchange)	5,738	554,819
Paddy Power Betfair PLC	2,701	269,124
Ryanair Holdings PLC, ADR (B)	1,872	197,346
Shire PLC	30,811	1,569,319
		4,679,726
Israel - 0.3%
Azrieli Group, Ltd.	1,424	79,200
Bank Hapoalim BM	35,772	250,319
Bank Leumi Le-Israel BM	54,437	289,307
Bezeq The Israeli Telecommunication
Corp., Ltd.	65,229	93,234
Check Point Software
Technologies, Ltd. (B)	4,116	469,306
Elbit Systems, Ltd.	787	115,706
Frutarom Industries, Ltd.	1,283	98,689
Israel Chemicals, Ltd.	16,931	75,377
Mizrahi Tefahot Bank, Ltd.	5,543	99,411
Nice, Ltd.	1,954	158,275
Taro Pharmaceutical Industries, Ltd. (B)	503	56,683
Teva Pharmaceutical Industries, Ltd.	29,726	528,952
		2,314,459
Italy - 1.5%
Assicurazioni Generali SpA	44,210	824,569
Atlantia SpA	15,943	503,759
Enel SpA	283,707	1,709,130
Eni SpA	88,930	1,472,824
Ferrari NV	4,346	480,875
Intesa Sanpaolo SpA	42,950	142,321
Intesa Sanpaolo SpA (Milan
Stock Exchange)	443,107	1,568,728
Leonardo SpA	12,314	230,888
Luxottica Group SpA	5,802	324,675
Mediobanca SpA	18,489	198,690
Poste Italiane SpA (C)	17,531	129,146
Prysmian SpA	7,382	249,417
Recordati SpA	3,480	160,590
Saipem SpA (A)(B)	23,009	99,368
Snam SpA	82,228	396,259
Telecom Italia SpA	233,394	175,658
Telecom Italia SpA (Milan Stock
Exchange) (B)	379,537	356,017
Terna Rete Elettrica Nazionale SpA	57,188	334,151
UniCredit SpA (B)	70,007	1,493,919
UnipolSai Assicurazioni SpA	31,557	73,791
		10,924,775
Japan - 15.5%
ABC-Mart, Inc.	1,400	73,952
Acom Company, Ltd. (A)(B)	10,000	38,799
Aeon Company, Ltd.	22,200	328,128
AEON Financial Service
Company, Ltd. (A)	4,800	100,415
Aeon Mall Company, Ltd.	3,300	58,745
Air Water, Inc.	5,000	92,324
Aisin Seiki Company, Ltd.	6,300	332,153
Ajinomoto Company, Inc.	18,000	351,263
Alfresa Holdings Corp.	7,400	135,571
Alps Electric Company, Ltd. (A)	6,100	161,215
Amada Company, Ltd.	12,000	131,752
ANA Holdings, Inc.	4,600	174,243
Aozora Bank, Ltd.	3,900	148,487
Asahi Glass Company, Ltd.	7,200	267,430
Asahi Group Holdings, Ltd.	13,300	537,835
Asahi Kasei Corp.	44,000	542,189
Asics Corp.	5,900	87,996
Astellas Pharma, Inc.	72,600	924,020
Bandai Namco Holdings, Inc.	7,499	257,627
Benesse Holdings, Inc.	2,400	86,590
Bridgestone Corp.	22,000	998,882
Brother Industries, Ltd.	9,200	214,505
Calbee, Inc. (A)	2,500	87,804
Canon, Inc.	37,400	1,279,865
Casio Computer Company, Ltd. (A)	6,700	94,507
Central Japan Railway Company	4,900	859,900
Chubu Electric Power Company, Inc.	21,100	262,227
Chugai Pharmaceutical Company, Ltd.	8,200	340,760
Coca-Cola Bottlers Japan, Inc.	4,700	152,231
Concordia Financial Group, Ltd.	45,800	226,525
Credit Saison Company, Ltd.	5,000	103,748
CYBERDYNE, Inc. (A)(B)	3,600	48,010
Dai Nippon Printing Company, Ltd.	10,000	239,814
Daicel Corp.	10,034	120,987
Dai-ichi Life Holdings, Inc.	37,100	665,484
Daiichi Sankyo Company, Ltd.	21,000	473,901
Daikin Industries, Ltd.	8,600	870,944
Daito Trust Construction Company, Ltd.	2,500	455,456
Daiwa House Industry Company, Ltd.	19,000	656,308
Daiwa House REIT Investment Corp.	45	107,709
Daiwa Securities Group, Inc. (A)	59,900	339,562
DeNA Company, Ltd.	3,500	78,506
Denso Corp.	16,900	855,315
Dentsu, Inc.	7,600	333,854
Disco Corp.	1,000	203,805
Don Quijote Holdings Company, Ltd.	3,700	138,297
East Japan Railway Company (A)	11,500	1,061,546
Eisai Company, Ltd.	9,600	492,987
Electric Power Development
Company, Ltd. (A)	4,600	115,556
FamilyMart UNY Holdings
Company, Ltd. (A)	3,000	158,046
FANUC Corp. (A)	6,600	1,338,174
Fast Retailing Company, Ltd.	1,800	530,919
Fuji Electric Company, Ltd.	17,000	94,328
FUJIFILM Holdings Corp.	14,700	571,115
Fujitsu, Ltd.	69,000	513,536
Fukuoka Financial Group, Inc. (A)	29,000	134,145
Hakuhodo DY Holdings, Inc.	9,300	122,448
Hamamatsu Photonics KK (A)	5,400	163,358
Hankyu Hanshin Holdings, Inc.	8,600	326,508
Hikari Tsushin, Inc.	700	87,817
Hino Motors, Ltd.	10,000	122,370
Hirose Electric Company, Ltd.	1,165	164,042
Hisamitsu Pharmaceutical Company, Inc.	2,400	115,337
Hitachi Chemical Company, Ltd.	3,700	101,530
Hitachi Construction Machinery
Company, Ltd.	4,100	121,506
Hitachi High-Technologies Corp.	1,800	65,374
Hitachi Metals, Ltd.	9,000	125,423
Hitachi, Ltd.	164,000	1,156,340
Honda Motor Company, Ltd.	59,500	1,757,661
Hoshizaki Corp.	1,900	166,902
Hoya Corp.	13,700	740,880
Hulic Company, Ltd.	9,000	88,249
Idemitsu Kosan Company, Ltd.	5,500	155,440
IHI Corp.	5,800	202,180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Iida Group Holdings Company, Ltd.	5,000	$89,196
Inpex Corp.	31,000	330,236
Isetan Mitsukoshi Holdings, Ltd. (A)	12,219	127,686
Isuzu Motors, Ltd.	18,300	242,637
ITOCHU Corp.	51,800	848,732
J Front Retailing Company, Ltd.	9,000	124,437
Japan Airlines Company, Ltd.	4,000	135,405
Japan Airport Terminal Company, Ltd.	1,500	53,445
Japan Exchange Group, Inc.	17,300	306,453
Japan Post Bank Company, Ltd. (A)	14,000	173,018
Japan Post Holdings Company, Ltd. (A)	45,000	531,650
Japan Prime Realty Investment Corp.	28	93,593
Japan Real Estate Investment Corp.	42	201,941
Japan Retail Fund Investment Corp.	93	166,883
Japan Tobacco, Inc.	38,100	1,248,574
JFE Holdings, Inc.	18,300	357,944
JGC Corp.	7,000	113,362
JSR Corp.	6,500	123,591
JTEKT Corp.	7,300	101,052
JXTG Holdings, Inc.	106,911	551,257
Kajima Corp.	33,000	328,001
Kakaku.com, Inc. (A)	5,000	63,788
Kamigumi Company, Ltd.	4,500	104,255
Kaneka Corp.	11,829	91,911
Kansai Paint Company, Ltd. (A)	7,000	176,336
Kao Corp.	16,900	994,960
Kawasaki Heavy Industries, Ltd.	5,000	165,785
KDDI Corp.	64,000	1,687,039
Keihan Holdings Company, Ltd.	3,400	99,582
Keikyu Corp.	9,000	182,518
Keio Corp.	4,000	164,871
Keisei Electric Railway Company, Ltd.	4,000	110,669
Keyence Corp.	3,398	1,807,287
Kikkoman Corp. (A)	5,000	153,629
Kintetsu Group Holdings Company, Ltd.	6,200	230,651
Kirin Holdings Company, Ltd.	30,100	707,166
Kobe Steel, Ltd. (A)	10,500	120,249
Koito Manufacturing Company, Ltd.	4,000	251,181
Komatsu, Ltd.	31,400	889,155
Konami Holdings Corp.	3,700	178,130
Konica Minolta, Inc. (A)	14,500	119,135
Kose Corp.	1,000	114,622
Kubota Corp.	36,700	667,598
Kuraray Company, Ltd.	13,200	246,969
Kurita Water Industries, Ltd.	4,400	127,161
Kyocera Corp.	11,100	688,931
Kyowa Hakko Kirin Company, Ltd.	9,473	161,410
Kyushu Electric Power
Company, Inc. (A)	16,300	173,163
Kyushu Financial Group, Inc.	14,000	86,189
Kyushu Railway Company (A)	5,000	148,740
Lawson, Inc.	1,900	125,817
LINE Corp. (A)(B)	2,000	72,327
Lion Corp.	8,000	146,175
LIXIL Group Corp.	8,700	231,038
M3, Inc.	7,400	210,984
Mabuchi Motor Company, Ltd.	1,600	80,159
Makita Corp.	7,800	314,814
Marubeni Corp.	58,100	397,183
Marui Group Company, Ltd. (A)	7,600	108,796
Maruichi Steel Tube, Ltd.	2,600	75,695
Mazda Motor Corp.	18,600	284,951
McDonald’s Holdings Company
Japan, Ltd.	2,600	115,028
Mebuki Financial Group, Inc.	38,910	150,550
Medipal Holdings Corp.	5,490	95,413
MEIJI Holdings Company, Ltd. (A)	4,000	316,754
MINEBEA MITSUMI, Inc.	13,900	217,705
Miraca Holdings, Inc.	2,300	107,074
MISUMI Group, Inc.	9,200	242,485
Mitsubishi Chemical Holdings Corp.	50,700	483,373
Mitsubishi Corp.	53,000	1,233,089
Mitsubishi Electric Corp. (A)	67,300	1,052,798
Mitsubishi Estate Company, Ltd.	42,500	738,624
Mitsubishi Gas Chemical Company, Inc.	7,414	173,959
Mitsubishi Heavy Industries, Ltd.	10,500	415,164
Mitsubishi Materials Corp.	3,900	135,085
Mitsubishi Motors Corp.	24,700	195,558
Mitsubishi Tanabe Pharma Corp.	7,000	160,699
Mitsubishi UFJ Financial Group, Inc.	418,500	2,721,019
Mitsubishi UFJ Lease & Finance
Company, Ltd.	17,600	93,381
Mitsui & Company, Ltd. (A)	58,200	860,831
Mitsui Chemicals, Inc.	6,800	206,839
Mitsui Fudosan Company, Ltd.	30,200	654,827
Mitsui OSK Lines, Ltd.	4,700	142,616
Mixi, Inc. (A)	1,800	86,933
Mizuho Financial Group, Inc. (A)	835,100	1,463,963
MS&AD Insurance Group Holdings, Inc.	17,100	551,071
Murata Manufacturing Company, Ltd.	6,700	986,363
Nabtesco Corp.	3,900	145,106
Nagoya Railroad Company, Ltd. (A)	6,000	129,202
NEC Corp.	9,500	257,711
Nexon Company, Ltd. (B)	6,900	180,382
NGK Insulators, Ltd.	9,000	168,627
NGK Spark Plug Company, Ltd. (A)	6,800	144,817
NH Foods, Ltd.	6,238	171,445
Nidec Corp.	8,200	1,008,033
Nikon Corp.	12,400	215,033
Nintendo Company, Ltd.	3,900	1,438,060
Nippon Building Fund, Inc.	48	239,299
Nippon Electric Glass Company, Ltd.	2,800	108,539
Nippon Express Company, Ltd.	3,000	195,576
Nippon Paint Holdings
Company, Ltd. (A)	6,000	204,116
Nippon Prologis REIT, Inc.	60	126,465
Nippon Steel & Sumitomo Metal Corp.	26,500	609,330
Nippon Telegraph & Telephone Corp.	24,300	1,113,444
Nippon Yusen KK (B)	5,500	114,453
Nissan Chemical Industries, Ltd.	4,100	144,287
Nissan Motor Company, Ltd.	78,600	778,661
Nisshin Seifun Group, Inc.	7,400	123,875
Nissin Foods Holdings
Company, Ltd. (A)	2,200	133,673
Nitori Holdings Company, Ltd.	2,900	414,734
Nitto Denko Corp.	5,800	483,786
NOK Corp.	3,800	85,004
Nomura Holdings, Inc.	123,600	693,518
Nomura Real Estate Holdings, Inc.	4,500	95,994
Nomura Real Estate Master Fund, Inc.	121	157,364
Nomura Research Institute, Ltd.	5,082	198,468
NSK, Ltd. (A)	14,615	197,318
NTT Data Corp.	22,500	240,774
NTT DOCOMO, Inc. (A)	48,600	1,110,840
Obayashi Corp.	22,000	263,878
Obic Company, Ltd.	2,200	138,511
Odakyu Electric Railway
Company, Ltd. (A)	10,900	206,828
Oji Holdings Corp.	30,000	161,987
Olympus Corp.	10,200	345,639

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Omron Corp.	7,100	$362,046
Ono Pharmaceutical Company, Ltd.	14,500	329,128
Oracle Corp. Japan	1,500	117,903
Oriental Land Company, Ltd. (A)	7,600	579,422
ORIX Corp.	45,200	729,719
Osaka Gas Company, Ltd.	13,800	256,493
Otsuka Corp.	2,200	141,098
Otsuka Holdings Company, Ltd.	13,400	532,805
Panasonic Corp.	75,800	1,100,008
Park24 Company, Ltd.	3,300	80,364
Pola Orbis Holdings, Inc.	3,200	96,761
Rakuten, Inc.	32,500	354,827
Recruit Holdings Company, Ltd.	37,500	812,005
Renesas Electronics Corp. (B)	17,100	186,364
Resona Holdings, Inc.	78,100	401,544
Ricoh Company, Ltd.	24,000	233,380
Rinnai Corp.	1,200	102,791
Rohm Company, Ltd.	3,400	291,750
Ryohin Keikaku Company, Ltd.	800	235,825
Sankyo Company, Ltd. (A)	1,900	60,626
Santen Pharmaceutical
Company, Ltd. (A)	14,000	220,891
SBI Holdings, Inc.	8,013	120,844
Secom Company, Ltd. (A)	7,400	538,902
Sega Sammy Holdings, Inc. (A)	6,900	96,452
Seibu Holdings, Inc.	6,700	114,443
Seiko Epson Corp. (A)	9,400	227,630
Sekisui Chemical Company, Ltd.	15,100	297,494
Sekisui House, Ltd.	20,000	337,115
Seven & i Holdings Company, Ltd.	25,500	985,179
Seven Bank, Ltd. (A)	20,400	73,720
Sharp Corp. (A)(B)	5,400	163,316
Shimadzu Corp.	9,000	177,513
Shimamura Company, Ltd.	700	83,968
Shimano, Inc.	2,600	346,370
Shimizu Corp.	20,000	221,788
Shin-Etsu Chemical Company, Ltd.	13,500	1,208,249
Shinsei Bank, Ltd.	6,900	110,584
Shionogi & Company, Ltd.	10,300	563,069
Shiseido Company, Ltd.	13,600	544,301
Showa Shell Sekiyu KK	6,845	78,909
SMC Corp.	2,000	706,723
SoftBank Group Corp.	28,400	2,303,135
Sohgo Security Services Company, Ltd.	2,100	96,397
Sompo Holdings, Inc.	12,600	491,015
Sony Corp.	43,100	1,608,003
Sony Financial Holdings, Inc.	5,800	95,175
Stanley Electric Company, Ltd. (A)	4,500	154,344
Start Today Company, Ltd.	7,300	231,338
Subaru Corp.	20,800	750,197
Sumitomo Chemical Company, Ltd.	57,000	356,596
Sumitomo Corp.	40,500	583,095
Sumitomo Dainippon Pharma
Company, Ltd. (A)	7,200	93,795
Sumitomo Electric Industries, Ltd.	26,500	433,223
Sumitomo Heavy Industries, Ltd.	4,002	160,637
Sumitomo Metal Mining Company, Ltd.	8,500	273,643
Sumitomo Mitsui Financial Group, Inc.	46,400	1,783,578
Sumitomo Mitsui Trust
Holdings, Inc. (A)	11,700	422,636
Sumitomo Realty & Development
Company, Ltd.	12,000	363,064
Sumitomo Rubber Industries, Ltd.	7,100	130,314
Sundrug Company, Ltd.	2,400	99,454
Suntory Beverage & Food, Ltd.	5,000	222,407
Suruga Bank, Ltd. (A)	6,000	129,478
Suzuken Company, Ltd.	2,640	93,898
Suzuki Motor Corp. (A)	12,000	629,821
Sysmex Corp.	5,600	357,790
T&D Holdings, Inc.	18,800	272,739
Taiheiyo Cement Corp.	4,200	162,264
Taisei Corp.	7,400	388,070
Taisho Pharmaceutical Holdings
Company, Ltd.	1,200	91,181
Taiyo Nippon Sanso Corp.	7,100	84,144
Takashimaya Company, Ltd.	11,181	104,721
Takeda Pharmaceutical Company, Ltd.	24,900	1,376,869
TDK Corp.	4,700	319,380
Teijin, Ltd.	6,400	126,265
Terumo Corp. (A)	11,800	464,133
The Bank of Kyoto, Ltd. (A)	2,600	132,341
The Chiba Bank, Ltd. (A)	22,000	157,553
The Chugoku Bank, Ltd.	6,000	82,291
The Chugoku Electric Power
Company, Inc. (A)	8,600	91,360
The Hachijuni Bank, Ltd.	13,000	81,340
The Hiroshima Bank, Ltd.	7,000	56,755
The Kansai Electric Power
Company, Ltd.	24,500	313,588
The Shizuoka Bank, Ltd.	17,000	152,994
The Yokohama Rubber Company, Ltd.	5,000	103,116
THK Company, Ltd.	4,000	136,435
Tobu Railway Company, Ltd.	6,400	175,847
Toho Company, Ltd.	4,567	159,471
Toho Gas Company, Ltd.	2,800	82,003
Tohoku Electric Power Company, Inc.	16,600	211,225
Tokio Marine Holdings, Inc.	23,100	904,074
Tokyo Electric Power Company
Holdings, Inc. (B)	45,400	183,406
Tokyo Electron, Ltd.	5,400	831,325
Tokyo Gas Company, Ltd.	13,200	323,249
Tokyo Tatemono Company, Ltd.	7,500	95,938
Tokyu Corp.	19,500	276,174
Tokyu Fudosan Holdings Corp.	15,000	90,539
Toppan Printing Company, Ltd.	20,000	198,405
Toray Industries, Inc. (A)	49,000	475,466
Toshiba Corp. (A)(B)	138,000	386,973
Tosoh Corp.	9,500	214,435
TOTO, Ltd.	4,500	189,650
Toyo Seikan Group Holdings, Ltd. (A)	4,800	80,213
Toyo Suisan Kaisha, Ltd.	2,500	91,847
Toyoda Gosei Company, Ltd.	2,466	58,277
Toyota Industries Corp.	5,900	339,324
Toyota Motor Corp.	90,280	5,383,255
Toyota Tsusho Corp.	7,900	259,638
Trend Micro, Inc.	4,000	197,064
Tsuruha Holdings, Inc.	1,200	143,479
Unicharm Corp.	14,600	334,418
United Urban Investment Corp.	116	169,896
USS Company, Ltd.	7,770	156,822
West Japan Railway Company	5,900	410,183
Yahoo Japan Corp. (A)	52,400	249,052
Yakult Honsha Company, Ltd.	2,843	204,591
Yamada Denki Company, Ltd. (A)	19,300	105,535
Yamaguchi Financial Group, Inc. (A)	7,000	81,979
Yamaha Corp.	6,200	228,913
Yamaha Motor Company, Ltd.	10,100	302,344
Yamato Holdings Company, Ltd. (A)	12,600	254,519
Yamazaki Baking Company, Ltd. (A)	4,000	72,199
Yaskawa Electric Corp.	9,000	285,657

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	7,686	$130,975
		116,110,698
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,371	329,470
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,783	93,960
Luxembourg - 0.2%
ArcelorMittal (B)	23,145	597,052
Eurofins Scientific SE	367	232,200
Millicom International Cellular SA	2,582	170,565
RTL Group SA	1,422	107,723
SES SA	12,937	283,214
Tenaris SA (A)	16,418	232,724
		1,623,478
Macau - 0.1%
MGM China Holdings, Ltd. (A)	35,912	86,187
Sands China, Ltd.	80,400	420,500
Wynn Macau, Ltd.	61,415	166,096
		672,783
Malaysia - 0.5%
AirAsia BHD	21,700	17,747
Alliance Financial Group BHD	53,600	49,538
AMMB Holdings BHD	59,087	61,089
Astro Malaysia Holdings BHD	78,000	52,123
Axiata Group BHD	98,166	122,012
British American Tobacco
Malaysia BHD	4,300	44,536
CIMB Group Holdings BHD	104,553	156,191
Dialog Group BHD	166,000	78,710
DiGi.Com BHD	110,800	128,632
Felda Global Ventures Holdings BHD	39,000	15,636
Gamuda BHD	72,333	90,474
Genting BHD	72,900	164,994
Genting Malaysia BHD	105,700	134,720
Genting Plantations BHD	15,000	36,602
Hong Leong Bank BHD	23,269	87,458
Hong Leong Financial Group BHD	6,104	24,025
IHH Healthcare BHD	108,100	147,228
IJM Corp. BHD	87,420	68,343
IOI Corp. BHD	114,466	123,200
IOI Properties Group BHD	83,462	39,942
Kuala Lumpur Kepong BHD	17,150	99,761
Malayan Banking BHD	121,324	274,017
Malaysia Airports Holdings BHD	34,427	69,312
Maxis BHD	67,200	92,352
MISC BHD	26,280	45,496
Petronas Chemicals Group BHD	99,800	172,394
Petronas Dagangan BHD	12,200	70,317
Petronas Gas BHD	21,200	90,011
PPB Group BHD	17,700	70,705
Public Bank BHD	97,378	471,553
RHB Bank BHD	29,167	34,782
Sapura Energy BHD	80,300	28,987
Sime Darby BHD	108,224	231,249
Telekom Malaysia BHD	42,705	65,800
Tenaga Nasional BHD	124,350	421,961
UMW Holdings BHD (B)	25,500	33,555
YTL Corp. BHD	153,792	49,578
YTL Power International BHD	51,383	16,683
		3,981,713
Malta - 0.0%
BGP Holdings PLC (B)(E)	271,827	5,140
Brait SE (B)	14,256	$56,452
		61,592
Mexico - 0.8%
Alfa SAB de CV, Class A	97,680	123,106
America Movil SAB de CV, Series L	1,160,032	1,030,078
Arca Continental SAB de CV	16,000	109,224
Cemex SAB de CV (B)	489,349	444,472
Coca-Cola Femsa SAB de CV, Series L	19,312	149,140
El Puerto de Liverpool SAB de CV,
Series C1 (A)	7,600	61,380
Fibra Uno Administracion SA de CV (A)	89,000	150,142
Fomento Economico Mexicano SAB
de CV	68,120	650,451
Fresnillo PLC	7,504	141,392
Gentera SAB de CV	28,000	45,360
Gruma SAB de CV, Class B	5,900	86,647
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	14,000	143,383
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	8,020	152,957
Grupo Bimbo SAB de CV, Series A	47,784	115,642
Grupo Carso SAB de CV, Series A1	17,777	70,181
Grupo Financiero Banorte SAB de CV,
Series O	87,962	605,590
Grupo Financiero Inbursa SAB de CV,
Series O (A)	86,738	158,567
Grupo Financiero Santander Mexico
SAB de CV, Class B	65,000	131,928
Grupo Lala SAB de CV (A)	27,400	46,449
Grupo Mexico SAB de CV, Series B	136,866	419,166
Grupo Televisa SAB (A)	87,126	429,410
Industrias Penoles SAB de CV	4,883	121,579
Infraestructura Energetica Nova SAB
de CV	18,000	100,794
Kimberly-Clark de Mexico SAB de CV,
Class A	56,178	114,485
Mexichem SAB de CV	32,431	85,503
Promotora y Operadora de
Infraestructura SAB de CV	9,800	103,468
Wal-Mart de Mexico SAB de CV	186,488	427,048
		6,217,542
Netherlands - 3.1%
ABN AMRO Group NV (C)	13,696	410,114
Aegon NV	65,747	383,239
Akzo Nobel NV	8,711	803,406
Altice NV, Class A (B)	13,549	271,465
Altice NV, Class B (B)	3,193	63,750
ASML Holding NV	12,827	2,191,835
Boskalis Westminster	3,669	128,246
EXOR NV	3,992	253,350
Gemalto NV	2,994	133,809
Heineken Holding NV	3,458	324,880
Heineken NV	7,902	781,918
ING Groep NV	134,838	2,485,368
Koninklijke Ahold Delhaize NV	44,551	832,415
Koninklijke DSM NV	6,436	526,887
Koninklijke KPN NV	122,257	419,557
Koninklijke Philips NV	32,647	1,347,007
Koninklijke Vopak NV	2,830	124,106
NN Group NV	11,099	464,783
NXP Semiconductors NV (B)	12,069	1,364,883
QIAGEN NV (B)	7,963	251,709
Randstad Holding NV	4,395	271,626
Royal Dutch Shell PLC, A Shares	156,366	4,725,662

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	129,826	$3,996,832
Wolters Kluwer NV	10,629	491,217
		23,048,064
New Zealand - 0.1%
Auckland International Airport, Ltd.	33,440	155,690
Contact Energy, Ltd.	8,664	34,453
Fletcher Building, Ltd.	23,909	138,187
Mercury NZ, Ltd.	24,155	59,168
Meridian Energy, Ltd.	43,320	89,092
Ryman Healthcare, Ltd.	12,940	86,692
Spark New Zealand, Ltd.	63,312	167,157
		730,439
Norway - 0.5%
DNB ASA	34,358	693,691
Gjensidige Forsikring ASA	6,934	120,784
Marine Harvest ASA (A)(B)	12,838	253,910
Norsk Hydro ASA	44,388	323,890
Orkla ASA	27,353	280,688
Schibsted ASA, B Shares	3,056	72,286
Schibsted ASA, Class A (A)	2,593	66,847
Statoil ASA	41,590	836,146
Telenor ASA	26,027	551,371
Yara International ASA	6,981	313,034
		3,512,647
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	2,364	30,236
Credicorp, Ltd.	2,134	437,513
Southern Copper Corp.	2,874	114,270
		582,019
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	122,774
Aboitiz Power Corp.	72,200	60,942
Ayala Corp.	7,160	136,834
Ayala Land, Inc.	253,800	217,647
Bank of the Philippine Islands	29,885	58,539
BDO Unibank, Inc.	77,140	198,679
Energy Development Corp.	244,436	27,068
Globe Telecom, Inc.	970	39,191
GT Capital Holdings, Inc.	3,100	70,891
JG Summit Holdings, Inc.	85,100	125,658
Jollibee Foods Corp.	18,900	90,708
Megaworld Corp.	564,000	58,137
Metropolitan Bank & Trust Company	46,417	79,123
PLDT, Inc.	3,730	121,790
Security Bank Corp.	15,170	72,709
SM Investments Corp.	8,302	144,421
SM Prime Holdings, Inc.	241,744	164,114
Universal Robina Corp.	30,280	91,209
		1,880,434
Poland - 0.3%
Alior Bank SA (B)	4,231	79,468
Bank Handlowy w Warszawie SA	1,164	22,054
Bank Millennium SA (B)	12,341	23,737
Bank Pekao SA	4,928	173,040
Bank Zachodni WBK SA	1,033	98,971
Boryszew SA (B)	2,380	6,526
CCC SA	1,215	91,939
Cyfrowy Polsat SA	6,360	45,245
Eurocash SA	2,447	25,929
Grupa Lotos SA	3,293	53,943
KGHM Polska Miedz SA	5,681	183,008
LPP SA	42	94,080
mBank SA (B)	525	60,363
Orange Polska SA (B)	26,179	37,983
PGE Polska Grupa Energetyczna SA (B)	26,654	97,217
Polski Koncern Naftowy ORLEN SA	11,432	381,445
Polskie Gornictwo Naftowe i
Gazownictwo SA	62,946	117,203
Powszechna Kasa Oszczednosci Bank
Polski SA (B)	30,479	295,480
Powszechny Zaklad Ubezpieczen SA (A)	23,000	290,281
Synthos SA	14,988	21,132
Tauron Polska Energia SA (B)	37,474	38,531
		2,237,575
Portugal - 0.1%
EDP - Energias de Portugal SA (A)	84,624	319,090
Galp Energia SGPS SA	15,169	268,993
Jeronimo Martins SGPS SA	7,332	144,725
		732,808
Romania - 0.0%
NEPI Rockcastle PLC	12,612	171,312
Russia - 0.8%
Gazprom PJSC, ADR	251,662	1,054,464
Gazprom PJSC, ADR (London
Stock Exchange)	3,680	15,442
LUKOIL PJSC, ADR	23,756	1,259,781
MMC Norilsk Nickel PJSC, ADR	39,185	673,982
Mobile TeleSystems PJSC, ADR	20,264	211,556
NovaTek PJSC, GDR	3,057	359,184
Rosneft Oil Company PJSC, GDR	30,000	166,934
Rosneft Oil Company PJSC, GDR
(London Stock Exchange)	9,131	50,809
Sberbank of Russia PJSC, ADR	40,000	570,800
Sberbank of Russia PJSC, ADR (London
Stock Exchange)	34,900	498,546
Severstal PJSC, GDR	4,250	63,611
Sistema PJSC, GDR	3,202	15,357
Surgutneftegas OJSC, ADR	22,274	115,157
Surgutneftegas OJSC, ADR (London
Stock Exchange)	23,070	116,965
Tatneft PJSC, ADR	7,986	345,315
VTB Bank PJSC, GDR	50,760	109,303
		5,627,206
Singapore - 0.8%
Ascendas Real Estate Investment Trust	73,531	144,513
CapitaLand Commercial Trust	71,000	86,821
CapitaLand Mall Trust	90,402	133,418
CapitaLand, Ltd.	89,999	238,127
City Developments, Ltd.	14,000	117,315
ComfortDelGro Corp., Ltd.	70,000	107,566
DBS Group Holdings, Ltd.	59,618	917,764
Genting Singapore PLC	226,200	195,598
Global Logistic Properties, Ltd.	108,000	263,146
Golden Agri-Resources, Ltd.	284,496	78,794
Hutchison Port Holdings Trust	133,200	57,411
Jardine Cycle & Carriage, Ltd.	3,252	94,634
Keppel Corp., Ltd.	49,969	239,904
Oversea-Chinese Banking Corp., Ltd.	107,797	888,922
SATS, Ltd.	22,600	76,918
Sembcorp Industries, Ltd.	38,019	83,234
Singapore Airlines, Ltd.	23,140	171,587
Singapore Exchange, Ltd.	28,000	152,773
Singapore Press Holdings, Ltd. (A)	59,500	119,570
Singapore Technologies
Engineering, Ltd.	54,000	137,244
Singapore Telecommunications, Ltd.	264,440	718,861
StarHub, Ltd.	21,000	40,321

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	82,000	$112,951
United Overseas Bank, Ltd.	43,708	759,023
UOL Group, Ltd.	16,439	98,663
Wilmar International, Ltd.	72,000	169,191
		6,204,269
South Africa - 1.6%
Anglo American Platinum, Ltd. (B)	2,632	67,226
AngloGold Ashanti, Ltd.	14,430	135,570
Aspen Pharmacare Holdings, Ltd.	14,246	319,603
Barclays Africa Group, Ltd.	25,092	257,543
Bid Corp., Ltd.	11,078	248,502
Capitec Bank Holdings, Ltd.	1,337	84,818
Coronation Fund Managers, Ltd.	8,138	40,527
Discovery, Ltd.	16,606	172,685
Exxaro Resources, Ltd.	4,891	44,537
FirstRand, Ltd.	118,126	454,237
Fortress Income Fund, Ltd.	25,525	73,063
Fortress Income Fund, Ltd., Class A	32,243	41,019
Gold Fields, Ltd.	29,492	127,542
Growthpoint Properties, Ltd.	81,770	146,855
Hyprop Investments, Ltd.	8,505	66,357
Impala Platinum Holdings, Ltd. (B)	22,733	52,124
Imperial Holdings, Ltd.	6,917	97,737
Investec PLC	24,383	178,248
Investec, Ltd.	7,953	57,547
Liberty Holdings, Ltd.	4,754	36,942
Life Healthcare Group Holdings, Ltd.	59,036	103,160
Massmart Holdings, Ltd.	4,351	35,803
Mediclinic International PLC	9,103	79,171
MMI Holdings, Ltd.	19,936	25,525
Mondi PLC	12,906	346,979
Mondi, Ltd.	4,137	110,547
Mr. Price Group, Ltd.	8,969	119,280
MTN Group, Ltd.	59,164	543,982
Naspers, Ltd., N Shares	15,059	3,255,344
Nedbank Group, Ltd.	7,167	107,238
Netcare, Ltd.	36,217	63,868
Novus Holdings, Ltd.	5,209	2,496
Pick n Pay Stores, Ltd.	7,147	30,414
Pioneer Foods Group, Ltd.	6,354	53,006
PSG Group, Ltd.	4,220	72,962
Rand Merchant Investment
Holdings, Ltd.	31,391	96,094
Redefine Properties, Ltd.	197,033	155,512
Remgro, Ltd.	20,519	311,411
Resilient REIT, Ltd.	9,826	96,774
RMB Holdings, Ltd.	31,391	147,142
Sanlam, Ltd.	47,254	236,072
Sappi, Ltd.	26,810	182,596
Sasol, Ltd.	19,396	530,767
Shoprite Holdings, Ltd.	16,492	252,057
Sibanye Gold, Ltd.	56,037	62,961
Standard Bank Group, Ltd.	42,608	497,088
Steinhoff International Holdings NV	97,104	431,588
Telkom SA SOC, Ltd.	13,339	58,434
The Bidvest Group, Ltd.	11,166	142,402
The Foschini Group, Ltd.	7,014	70,355
The SPAR Group, Ltd.	5,706	70,462
Tiger Brands, Ltd.	6,286	175,256
Truworths International, Ltd.	19,528	111,346
Vodacom Group, Ltd.	19,298	229,575
Woolworths Holdings, Ltd.	33,746	149,423
		11,659,772
South Korea - 3.3%
Amorepacific Corp.	1,183	268,547
AMOREPACIFIC Group	770	83,145
BGF retail Company, Ltd.	660	47,947
BNK Financial Group, Inc.	8,021	70,142
Celltrion, Inc. (B)	2,898	360,058
Cheil Worldwide, Inc.	3,910	62,235
CJ CheilJedang Corp.	326	100,942
CJ Corp.	456	68,055
CJ E&M Corp.	972	65,560
CJ Logistics Corp. (B)	392	56,036
Coway Company, Ltd.	1,930	158,646
Daelim Industrial Company, Ltd.	877	61,490
Daewoo Engineering & Construction
Company, Ltd. (B)	2,130	13,437
DGB Financial Group, Inc.	4,763	43,716
Dongbu Insurance Company, Ltd.	1,810	115,638
Doosan Heavy Industries & Construction
Company, Ltd.	2,030	30,406
E-MART, Inc.	817	149,033
GS Engineering & Construction
Corp. (B)	1,468	34,282
GS Holdings Corp.	2,038	117,056
Hana Financial Group, Inc.	9,912	411,217
Hankook Tire Company, Ltd.	3,008	158,402
Hanmi Pharm Company, Ltd. (B)	215	85,547
Hanon Systems	9,450	104,220
Hanssem Company, Ltd.	370	48,992
Hanwha Chemical Corp.	4,418	125,703
Hanwha Corp.	2,040	78,638
Hanwha Life Insurance Company, Ltd.	8,120	48,642
Hanwha Techwin Company, Ltd. (B)	1,769	51,359
Hotel Shilla Company, Ltd.	1,190	60,522
Hyosung Corp.	1,033	131,641
Hyundai Department Store
Company, Ltd.	494	38,167
Hyundai Development Co-Engineering &
Construction	2,360	73,778
Hyundai Engineering & Construction
Company, Ltd.	2,649	89,012
Hyundai Glovis Company, Ltd.	539	69,765
Hyundai Heavy Industries
Company, Ltd. (B)	1,245	158,485
Hyundai Marine & Fire Insurance
Company, Ltd.	2,650	105,101
Hyundai Mobis Company, Ltd.	2,332	489,622
Hyundai Motor Company	5,358	704,856
Hyundai Robotics Company, Ltd. (B)	744	277,796
Hyundai Steel Company	2,189	101,288
Hyundai Wia Corp.	644	36,773
Industrial Bank of Korea	7,080	89,253
Kakao Corp.	874	110,268
Kangwon Land, Inc.	4,000	122,385
KB Financial Group, Inc.	10,980	540,206
KB Financial Group, Inc., ADR	2,772	135,911
KCC Corp.	196	64,216
KEPCO Plant Service & Engineering
Company, Ltd.	700	25,387
Kia Motors Corp.	8,934	247,175
Korea Aerospace Industries, Ltd.	1,710	65,336
Korea Electric Power Corp.	6,370	216,423
Korea Electric Power Corp., ADR	4,277	71,683
Korea Gas Corp. (B)	1,166	42,931
Korea Investment Holdings
Company, Ltd.	1,170	62,765
Korea Zinc Company, Ltd.	339	146,882

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korean Air Lines Company, Ltd. (B)	1,349	$36,366
KT Corp.	2,633	67,126
KT&G Corp.	3,640	335,902
Kumho Petrochemical Company, Ltd.	614	38,789
LG Chem, Ltd.	1,568	538,690
LG Corp.	3,654	258,015
LG Display Company, Ltd.	7,650	204,929
LG Display Company, Ltd., ADR	2,417	32,436
LG Electronics, Inc.	3,460	249,886
LG Household & Health Care, Ltd.	362	296,245
LG Innotek Company, Ltd.	210	28,365
Lotte Chemical Corp.	562	186,078
Lotte Confectionery Company, Ltd.	200	29,182
Lotte Shopping Company, Ltd. (E)	410	88,672
Medy-Tox, Inc.	140	60,670
Mirae Asset Daewoo Company, Ltd.	13,812	119,182
NAVER Corp.	965	629,597
NCSoft Corp.	632	256,943
Netmarble Games Corp. (B)(C)	560	74,034
NH Investment & Securities
Company, Ltd.	3,944	47,104
OCI Company, Ltd.	650	58,311
Orion Corp. (B)	940	79,609
POSCO	2,592	720,277
POSCO Daewoo Corp.	1,626	27,477
S-1 Corp.	810	63,209
Samsung Biologics
Company, Ltd. (B)(C)	550	162,744
Samsung C&T Corp.	2,732	322,984
Samsung Card Company, Ltd.	1,490	48,046
Samsung Electro-Mechanics
Company, Ltd.	2,318	207,174
Samsung Electronics Company, Ltd.	3,385	7,617,008
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	267,116
Samsung Heavy Industries
Company, Ltd. (B)	10,163	99,710
Samsung Life Insurance Company, Ltd.	2,349	232,191
Samsung SDI Company, Ltd.	1,793	311,963
Samsung SDS Company, Ltd.	930	137,335
Samsung Securities Company, Ltd.	2,834	85,801
Shinhan Financial Group Company, Ltd.	14,125	624,301
Shinhan Financial Group
Company, Ltd., ADR	350	15,505
Shinsegae, Inc.	197	33,558
SK Holdings Company, Ltd.	1,335	336,691
SK Hynix, Inc.	20,356	1,484,570
SK Innovation Company, Ltd.	2,274	396,345
SK Networks Company, Ltd.	3,090	19,494
SK Telecom Company, Ltd.	677	151,058
S-Oil Corp.	1,778	198,571
Woori Bank	12,174	190,058
Yuhan Corp.	367	66,275
		24,832,310
Spain - 2.3%
Abertis Infraestructuras SA	24,637	498,082
ACS Actividades de Construccion y
Servicios SA	8,847	328,201
Aena SME SA (C)	2,372	428,683
Amadeus IT Group SA	15,239	991,120
Banco Bilbao Vizcaya Argentaria SA	229,526	2,052,042
Banco de Sabadell SA	181,121	378,640
Banco Santander SA	545,494	3,815,627
Banco Santander SA (Madrid
Stock Exchange)	23,504	141,002
Bankia SA	40,108	193,632
Bankinter SA	23,159	219,339
CaixaBank SA	126,097	632,941
Distribuidora Internacional de
Alimentacion SA	23,600	137,826
Enagas SA	7,812	220,124
Endesa SA	10,933	246,702
Ferrovial SA	16,508	363,733
Gas Natural SDG SA	12,174	269,684
Grifols SA	10,824	315,877
Iberdrola SA	204,213	1,587,876
Industria de Diseno Textil SA	37,553	1,415,748
Mapfre SA	37,878	123,428
Red Electrica Corp. SA	15,612	328,391
Repsol SA	38,240	705,691
Siemens Gamesa Renewable Energy SA	7,933	103,649
Telefonica SA	154,954	1,683,886
		17,181,924
Sweden - 1.9%
Alfa Laval AB	10,314	252,279
Assa Abloy AB, B Shares	34,221	783,504
Atlas Copco AB, A Shares	23,341	990,180
Atlas Copco AB, B Shares	13,732	533,457
Boliden AB	10,826	367,211
Electrolux AB, Series B	9,396	319,800
Essity AB, Class B (B)	19,945	543,781
Getinge AB, B Shares	7,442	139,716
Hennes & Mauritz AB, B Shares (A)	31,231	811,264
Hexagon AB, B Shares	9,164	454,608
Husqvarna AB, B Shares	18,793	193,532
ICA Gruppen AB (A)	2,659	100,029
Industrivarden AB, C Shares	6,375	161,718
Investor AB, B Shares	15,825	782,930
Kinnevik AB, B Shares	7,421	242,434
L E Lundbergforetagen AB, B Shares	1,273	101,863
Lundin Petroleum AB (B)	6,165	135,093
Nordea Bank AB	104,377	1,417,150
Sandvik AB	39,455	681,415
Securitas AB, B Shares	10,739	180,059
Skandinaviska Enskilda Banken AB,
Series A	53,076	700,242
Skanska AB, B Shares	11,411	264,611
SKF AB, B Shares	12,256	267,579
Svenska Handelsbanken AB, A Shares	51,359	775,947
Swedbank AB, A Shares	31,489	871,978
Swedish Match AB	6,740	236,718
Tele2 AB, B Shares	14,276	163,590
Telefonaktiebolaget LM Ericsson,
B Shares	106,573	614,403
Telia Company AB	82,426	388,675
Volvo AB, B Shares	52,551	1,014,657
		14,490,423
Switzerland - 6.0%
ABB, Ltd.	69,528	1,719,288
Adecco Group AG	5,738	447,016
Baloise Holding AG	1,757	278,226
Barry Callebaut AG (B)	81	124,004
Chocoladefabriken Lindt &
Spruengli AG	35	199,651
Chocoladefabriken Lindt & Spruengli
AG (Swiss Stock Exchange)	4	277,557
Cie Financiere Richemont SA	18,058	1,652,957
Coca-Cola HBC AG (B)	6,783	229,664
Credit Suisse Group AG (B)	85,000	1,346,791

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Dufry AG (B)	1,514	$240,656
EMS-Chemie Holding AG	281	187,005
Geberit AG	1,278	605,026
Givaudan SA	319	694,459
Glencore PLC (B)	426,265	1,956,558
Julius Baer Group, Ltd. (B)	7,923	470,152
Kuehne + Nagel International AG	1,941	359,669
LafargeHolcim, Ltd. (B)	8,825	516,659
LafargeHolcim, Ltd. (London Stock
Exchange) (B)	6,464	377,597
Lonza Group AG (B)	2,604	684,239
Nestle SA	107,451	9,019,571
Novartis AG	76,867	6,593,263
Pargesa Holding SA	1,375	114,410
Partners Group Holding AG	617	418,880
Roche Holding AG	24,284	6,207,480
Schindler Holding AG	806	173,581
Schindler Holding AG (Swiss
Stock Exchange)	1,486	328,401
SGS SA	193	463,446
Sika AG	74	550,981
Sonova Holding AG	1,863	316,218
STMicroelectronics NV	21,309	413,379
Straumann Holding AG	362	232,807
Swiss Life Holding AG (B)	1,182	416,705
Swiss Prime Site AG (B)	2,602	233,945
Swiss Re AG	11,275	1,022,015
Swisscom AG	910	466,562
The Swatch Group AG	2,152	171,589
The Swatch Group AG (Swiss
Stock Exchange)	1,092	455,055
UBS Group AG (B)	126,070	2,156,677
Vifor Pharma AG	1,821	214,781
Wolseley PLC	8,831	579,394
Zurich Insurance Group AG	5,211	1,592,375
		44,508,689
Taiwan - 2.4%
Acer, Inc. (B)	58,018	29,037
Advanced Semiconductor
Engineering, Inc.	222,677	273,151
Advantech Company, Ltd.	12,089	86,302
Asia Cement Corp.	36,863	32,568
Asustek Computer, Inc.	24,952	205,625
AU Optronics Corp.	163,827	65,840
Catcher Technology Company, Ltd.	22,184	207,516
Cathay Financial Holding Company, Ltd.	259,901	414,179
Chailease Holding Company, Ltd.	34,000	82,126
Chang Hwa Commercial Bank, Ltd.	103,078	55,799
Cheng Shin Rubber Industry
Company, Ltd.	43,680	87,516
China Airlines, Ltd. (B)	26,874	10,150
China Development Financial
Holding Corp.	479,153	144,031
China Life Insurance Company, Ltd.	90,906	85,729
China Steel Corp.	363,388	292,133
Chunghwa Telecom Company, Ltd.	121,148	417,347
Compal Electronics, Inc.	79,764	56,739
CTBC Financial Holding Company, Ltd.	517,465	324,812
Delta Electronics, Inc.	70,866	365,631
E.Sun Financial Holding Company, Ltd.	262,457	156,856
Eclat Textile Company, Ltd.	6,259	76,344
Eva Airways Corp.	29,310	14,311
Evergreen Marine Corp Taiwan, Ltd. (B)	8,886	5,137
Far Eastern New Century Corp.	64,875	51,439
Far EasTone Telecommunications
Company, Ltd.	45,159	107,441
First Financial Holding Company, Ltd.	360,287	231,402
Formosa Chemicals & Fibre Corp.	100,212	305,153
Formosa Petrochemical Corp.	43,720	151,015
Formosa Plastics Corp.	131,086	397,517
Formosa Taffeta Company, Ltd.	5,000	5,035
Foxconn Technology Company, Ltd.	15,513	44,895
Fubon Financial Holding Company, Ltd.	211,112	329,920
Highwealth Construction Corp.	27,000	35,889
Hon Hai Precision Industry
Company, Ltd.	528,460	1,835,293
Hotai Motor Company, Ltd.	9,000	103,926
HTC Corp. (B)	26,997	67,682
Hua Nan Financial Holdings
Company, Ltd.	259,620	140,996
Innolux Corp.	297,841	139,415
Inventec Corp.	25,899	19,176
Largan Precision Company, Ltd.	3,143	554,473
Lite-On Technology Corp.	39,626	56,762
MediaTek, Inc.	49,340	464,284
Mega Financial Holding Company, Ltd.	387,134	303,027
Micro-Star International Company, Ltd.	23,000	49,610
Nan Ya Plastics Corp.	148,992	367,649
Novatek Microelectronics Corp.	7,361	27,729
Pegatron Corp.	71,989	187,446
Pou Chen Corp.	36,641	46,069
Powertech Technology, Inc.	13,149	38,002
President Chain Store Corp.	21,496	181,428
Quanta Computer, Inc.	92,771	214,031
Realtek Semiconductor Corp.	5,999	20,725
Shin Kong Financial Holding
Company, Ltd.	107,046	32,120
Siliconware Precision Industries
Company, Ltd.	54,855	87,755
SinoPac Financial Holdings
Company, Ltd.	149,768	44,880
Synnex Technology International Corp.	24,928	29,958
Taishin Financial Holding Company, Ltd.	299,557	129,086
Taiwan Cement Corp.	60,781	67,860
Taiwan Cooperative Financial Holding
Company, Ltd.	265,687	137,266
Taiwan Fertilizer Company, Ltd.	13,000	16,846
Taiwan Mobile Company, Ltd.	62,257	221,894
Taiwan Semiconductor
Manufacturing Company, Ltd.	851,227	6,096,880
Teco Electric & Machinery
Company, Ltd.	16,000	14,350
Transcend Information, Inc.	6,608	18,705
Uni-President Enterprises Corp.	151,487	317,629
United Microelectronics Corp.	455,313	228,121
Wistron Corp.	41,383	33,189
WPG Holdings, Ltd.	52,000	69,312
Ya Hsin Industrial Company, Ltd. (B)(E)	36,000	0
Yuanta Financial Holdings
Company, Ltd.	339,267	146,289
Yulon Motor Company, Ltd.	17,510	14,996
		17,673,444
Thailand - 0.5%
Advanced Info Service PCL	48,400	277,341
Airports of Thailand PCL	150,000	265,822
Bangkok Bank PCL, Foreign Shares	8,300	48,604
Banpu PCL	110,000	58,167
BEC World PCL	46,019	22,519
Bumrungrad Hospital PCL, NVDR	14,300	92,250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Charoen Pokphand Foods PCL	136,200	$109,459
CP ALL PCL	173,500	347,540
Delta Electronics Thailand PCL	24,300	63,701
Electricity Generating PCL	7,600	53,578
Energy Absolute PCL, Foreign Shares	56,900	65,385
Glow Energy PCL	27,900	74,693
Home Product Center PCL	204,400	74,902
IRPC PCL	528,400	99,978
Kasikornbank PCL, Foreign Shares	39,400	253,179
KCE Electronics PCL	15,000	44,979
Krung Thai Bank PCL	164,375	92,781
PTT Exploration & Production PCL,
Foreign Shares	60,147	161,664
PTT Global Chemical PCL	83,073	192,011
PTT PCL	37,500	459,193
Robinson PCL	28,700	55,575
Thai Oil PCL	28,800	79,939
Thai Union Group PCL	95,900	57,554
The Siam Cement PCL	11,300	170,307
The Siam Commercial Bank PCL	70,748	325,288
TMB Bank PCL	739,100	55,909
True Corp. PCL (B)	448,802	82,238
		3,684,556
Turkey - 0.2%
Akbank Turk AS	67,697	178,656
Anadolu Efes Biracilik Ve Malt
Sanayii AS	8,117	47,641
Arcelik AS	6,139	39,152
BIM Birlesik Magazalar AS	8,214	171,265
Coca-Cola Icecek AS	2,884	30,123
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS (B)	62,402	46,955
Eregli Demir ve Celik Fabrikalari TAS	30,186	65,503
Ford Otomotiv Sanayi AS	4,572	58,508
Haci Omer Sabanci Holding AS	31,762	89,322
KOC Holding AS	25,423	116,624
TAV Havalimanlari Holding AS	4,656	23,072
Tupras Turkiye Petrol Rafinerileri AS	4,998	170,563
Turk Hava Yollari AO (B)	25,366	62,282
Turk Telekomunikasyon AS (B)	22,064	42,080
Turkcell Iletisim Hizmetleri AS	29,771	105,881
Turkiye Garanti Bankasi AS	86,216	234,252
Turkiye Halk Bankasi AS	25,911	88,125
Turkiye Is Bankasi, Class C	60,572	115,253
Turkiye Sise ve Cam Fabrikalari AS	43,843	50,452
Turkiye Vakiflar Bankasi TAO, Class D	22,351	39,348
Yapi ve Kredi Bankasi AS (B)	35,813	43,451
		1,818,508
United Kingdom - 10.6%
3i Group PLC	32,836	402,015
Admiral Group PLC	7,852	191,333
Anglo American PLC	46,878	842,790
Ashtead Group PLC	17,291	417,128
Associated British Foods PLC	12,514	535,745
AstraZeneca PLC	43,962	2,923,533
Auto Trader Group PLC (C)	35,298	185,702
Aviva PLC	139,714	964,296
Babcock International Group PLC	8,659	96,041
BAE Systems PLC	107,696	912,049
Barclays PLC	578,725	1,500,622
Barratt Developments PLC	34,575	284,835
Berkeley Group Holdings PLC	4,863	242,356
BP PLC	677,439	4,339,667
British American Tobacco PLC	79,596	4,983,000
BT Group PLC	287,184	1,092,301
Bunzl PLC	11,951	363,062
Burberry Group PLC	15,023	354,716
Capita PLC	24,980	189,002
Centrica PLC	198,616	497,803
CNH Industrial NV	34,400	412,981
Cobham PLC	83,144	162,396
Coca-Cola European Partners PLC	7,314	306,656
Compass Group PLC	55,479	1,177,126
ConvaTec Group PLC (C)	44,156	162,254
Croda International PLC	4,815	244,833
Diageo PLC	87,392	2,873,926
Direct Line Insurance Group PLC	47,366	230,913
Dixons Carphone PLC	33,696	87,367
easyJet PLC	5,884	96,019
Experian PLC	32,402	650,847
Fiat Chrysler Automobiles NV (B)	37,748	676,493
G4S PLC	56,956	212,495
GKN PLC	59,980	277,921
GlaxoSmithKline PLC	170,287	3,404,137
Hammerson PLC	29,315	211,078
Hargreaves Lansdown PLC	8,843	175,474
HSBC Holdings PLC	686,671	6,788,270
IMI PLC	10,620	176,951
Imperial Brands PLC	33,544	1,431,683
Inmarsat PLC	15,909	137,303
InterContinental Hotels Group PLC	6,401	338,617
International Consolidated Airlines
Group SA	27,874	222,142
Intertek Group PLC	5,765	385,350
Intu Properties PLC (A)	32,777	101,324
ITV PLC	123,778	290,000
J Sainsbury PLC	60,381	192,513
Johnson Matthey PLC	7,039	322,774
Kingfisher PLC	80,383	321,828
Land Securities Group PLC	25,836	336,965
Legal & General Group PLC	206,537	719,879
Liberty Global PLC LiLAC, Class A (B)	51	1,212
Liberty Global PLC LiLAC, Class C (B)	125	2,913
Lloyds Banking Group PLC	2,487,815	2,260,817
London Stock Exchange Group PLC	10,826	555,870
Marks & Spencer Group PLC	58,909	278,915
Meggitt PLC	29,260	204,373
Merlin Entertainments PLC (C)	24,601	146,819
Micro Focus International PLC	15,771	504,791
National Grid PLC	120,125	1,487,813
Next PLC	5,306	374,032
Old Mutual PLC	171,206	445,987
Pearson PLC	29,871	244,960
Persimmon PLC	11,028	381,650
Provident Financial PLC	5,041	56,129
Prudential PLC	89,846	2,150,057
Reckitt Benckiser Group PLC	23,139	2,114,163
RELX NV	34,121	725,869
RELX PLC	38,212	838,611
Rio Tinto PLC	43,091	2,005,845
Rio Tinto, Ltd. (A)	14,375	753,465
Rolls-Royce Holdings PLC (B)	57,457	683,408
Royal Bank of Scotland Group PLC (B)	123,269	443,744
Royal Mail PLC	33,479	172,386
RSA Insurance Group PLC	36,841	307,803
Schroders PLC	4,962	223,224
Segro PLC	35,401	254,522
Severn Trent PLC	8,552	249,106
Sky PLC	35,709	438,073

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	30,850	$557,619
Smiths Group PLC	14,281	302,037
SSE PLC	35,884	671,466
St. James’s Place PLC	17,965	276,118
Standard Chartered PLC (B)	115,300	1,146,437
Standard Life Aberdeen PLC	97,304	565,618
Tate & Lyle PLC	15,746	136,725
Taylor Wimpey PLC	113,396	297,205
Tesco PLC (B)	277,781	696,605
The British Land Company PLC	35,353	285,429
The Sage Group PLC	38,587	361,361
The Weir Group PLC	7,542	198,516
Travis Perkins PLC	9,089	176,422
Unilever NV	56,490	3,339,158
Unilever PLC	44,590	2,580,837
United Utilities Group PLC	23,943	274,154
Vodafone Group PLC	924,734	2,589,426
Whitbread PLC	6,448	325,472
Wm Morrison Supermarkets PLC	81,037	254,285
Worldpay Group PLC (C)	72,295	394,595
WPP PLC	44,071	817,784
		79,000,337
United States - 0.2%
Carnival PLC	6,668	424,033
Valeant Pharmaceuticals
International, Inc. (B)	12,400	177,689
Yum China Holdings, Inc. (B)	13,700	547,589
		1,149,311
TOTAL COMMON STOCKS (Cost
$531,003,587)		$712,811,997

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
Banco Bradesco SA	106,201	1,175,298
Braskem SA, A Shares	4,100	54,927
Centrais Eletricas Brasileiras SA,
B Shares	4,300	30,806
Cia Brasileira de Distribuicao (B)	2,538	60,101
Cia Energetica de Minas Gerais	26,542	66,876
Cia Paranaense de Energia, B Shares	3,400	30,305
Gerdau SA	31,800	110,848
Itau Unibanco Holding SA	111,526	1,526,499
Itausa - Investimentos Itau SA	141,954	494,373
Lojas Americanas SA	24,076	146,334
Petroleo Brasileiro SA (B)	138,651	669,801
Suzano Papel e Celulose SA, A Shares	13,400	77,468
Telefonica Brasil SA	6,552	104,409
		4,548,045
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	186,294
FUCHS PETROLUB SE	2,735	161,966
Henkel AG & Company KGaA	6,296	857,778
Porsche Automobil Holding SE	5,169	330,720
Schaeffler AG	5,570	89,874
Volkswagen AG	6,383	1,042,050
		2,668,682
South Korea - 0.2%
Amorepacific Corp.	300	40,885
Hyundai Motor Company	705	57,692
Hyundai Motor Company, 2nd Preferred	1,197	107,298
LG Chem, Ltd.	162	35,936
Samsung Electronics Company, Ltd.	616	1,114,246
		1,356,057
Spain - 0.0%
Grifols SA, Class B	854	18,642
TOTAL PREFERRED SECURITIES (Cost $6,611,755)		$8,591,426

RIGHTS - 0.0%
CapitaLand Commercial Trust
(Expiration Date: 10-20-17; Strike
Price: SGD 1.36) (B)	11,786	2,537
China State Construction International
Holdings Ltd. (Expiration
Date: 10-4-17; Strike Price: HKD
11.33) (B)	5,250	34
TOTAL RIGHTS (Cost $0)		$2,571

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral Trust,
1.2098% (F)(G)	3,465,613	34,676,924
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,676,811)		$34,676,924

SHORT-TERM INVESTMENTS - 2.5%
Money market funds - 2.5%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.9100% (F)	18,924,465	18,924,465
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,924,465)		$18,924,465
Total Investments (International Equity Index Trust B)
(Cost $591,216,618) - 103.8%		$775,007,383
Other assets and liabilities, net - (3.8%)		(28,247,509)
TOTAL NET ASSETS - 100.0%		$746,759,874

Currency Abbreviations

HKD	Hong Kong Dollar
SGD	Singapore Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $32,482,467.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	160	Long	Dec 2017	$15,605,571	$15,827,200	$221,629
Mini MSCI Emerging Markets Index Futures	106	Long	Dec 2017	5,817,791	5,773,290	(44,501)
MSCI Taiwan Index Futures	57	Long	Oct 2017	2,198,696	2,202,480	3,784
						$180,912

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.3%
Australia - 4.4%
Amcor, Ltd.	726,479	$8,688,954
Brambles, Ltd.	762,921	5,399,988
CSL, Ltd.	28,514	3,001,760
		17,090,702
Brazil - 6.4%
B3 SA - Brasil Bolsa Balcao	977,034	7,388,335
Banco Bradesco SA, ADR	623,170	6,898,492
Cielo SA	874,789	6,071,030
Kroton Educacional SA	713,703	4,518,177
		24,876,034
Canada - 9.0%
Canadian National Railway Company	52,398	4,341,339
Cenovus Energy, Inc.	336,616	3,374,928
CGI Group, Inc., Class A (A)	194,683	10,094,963
Fairfax Financial Holdings, Ltd.	6,117	3,183,291
Great-West Lifeco, Inc.	116,401	3,349,998
PrairieSky Royalty, Ltd.	176,168	4,508,150
Suncor Energy, Inc.	183,230	6,421,677
		35,274,346
China - 0.9%
Baidu, Inc., ADR (A)	14,232	3,525,124
Denmark - 1.8%
Carlsberg A/S, Class B	63,674	6,987,199
France - 4.5%
Essilor International SA	32,037	3,970,564
Pernod Ricard SA	31,714	4,387,111
Schneider Electric SE (A)	105,584	9,194,315
		17,551,990
Germany - 10.1%
Allianz SE	36,458	8,187,940
Deutsche Boerse AG	101,249	10,992,590
Deutsche Post AG	129,264	5,761,821
GEA Group AG	71,655	3,261,969
SAP SE	101,048	11,079,372
		39,283,692
Hong Kong - 3.6%
CK Hutchison Holdings, Ltd.	670,968	8,593,952
Galaxy Entertainment Group, Ltd.	787,000	5,563,658
		14,157,610
Israel - 0.7%
Teva Pharmaceutical
Industries, Ltd., ADR	160,099	2,817,742
Italy - 1.1%
Intesa Sanpaolo SpA (Milan
Stock Exchange)	1,243,997	4,404,111
Japan - 6.2%
FANUC Corp.	14,900	3,021,029
Japan Tobacco, Inc.	198,500	6,505,036
Kao Corp.	57,300	3,373,443
Keyence Corp.	6,200	3,297,581
Komatsu, Ltd.	75,900	2,149,262
Yahoo Japan Corp.	1,215,300	5,776,204
		24,122,555
Mexico - 2.7%
Fomento Economico Mexicano SAB de
CV, ADR	83,058	7,934,531
Grupo Televisa SAB, ADR	104,111	2,568,418
		10,502,949
Netherlands - 3.2%
ING Groep NV	167,096	3,079,955
Royal Dutch Shell PLC, B Shares	102,757	3,163,484
Wolters Kluwer NV	137,373	6,348,666
		12,592,105
Singapore - 1.5%
United Overseas Bank, Ltd.	347,700	6,038,075
South Korea - 2.6%
NAVER Corp.	9,698	6,327,282
Samsung Electronics Company, Ltd.	1,772	3,987,397
		10,314,679
Spain - 1.6%
Amadeus IT Group SA	94,110	6,120,762
Sweden - 2.4%
Investor AB, B Shares	173,288	8,573,290
Telefonaktiebolaget LM Ericsson,
B Shares	130,572	752,759
		9,326,049
Switzerland - 6.5%
Cie Financiere Richemont SA	44,390	4,063,283
Julius Baer Group, Ltd. (A)	119,402	7,085,331
Kuehne + Nagel International AG	12,873	2,385,377
Novartis AG	44,787	3,841,603
Roche Holding AG	18,753	4,793,645
UBS Group AG (A)	192,256	3,288,919
		25,458,158
Taiwan - 2.5%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,347,000	9,647,834
Thailand - 1.8%
Kasikornbank PCL, NVDR	1,102,700	6,857,638
Turkey - 1.0%
Akbank Turk AS	1,436,767	3,791,712
United Kingdom - 14.4%
British American Tobacco PLC	123,538	7,733,930
Compass Group PLC	338,369	7,179,347

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Informa PLC	532,258	$4,796,490
Lloyds Banking Group PLC	6,462,470	5,872,809
Next PLC	82,798	5,836,624
RELX PLC	456,488	10,018,208
Smith & Nephew PLC	268,857	4,859,639
Standard Life Aberdeen PLC	549,044	3,191,533
Unilever NV	115,233	6,811,492
		56,300,072
United States - 2.4%
Broadcom, Ltd.	38,507	9,339,488
TOTAL COMMON STOCKS (Cost
$285,626,310)		$356,380,626

SHORT-TERM INVESTMENTS - 8.2%
Money market funds - 8.2%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
0.8800% (B)	31,941,710	31,941,710
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,941,710)		$31,941,710
Total Investments (International Growth Stock Trust)
(Cost $317,568,020) - 99.5%		$388,322,336
Other assets and liabilities, net - 0.5%		1,857,175
TOTAL NET ASSETS - 100.0%		$390,179,511

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-17.

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Australia - 5.9%
ACN 004 410 833, Ltd. (A)(B)	200,392	$3,458
Acrux, Ltd. (B)	11,121	1,267
Adelaide Brighton, Ltd. (C)	30,493	139,771
AED Oil, Ltd. (A)(B)	17,758	0
Ainsworth Game Technology, Ltd. (B)	10,192	20,440
Alkane Resources, Ltd. (B)	4,753	1,233
ALS, Ltd.	9,183	56,493
Altium, Ltd.	4,532	38,508
AMA Group, Ltd. (C)	18,995	14,392
Amaysim Australia, Ltd. (C)	8,291	12,787
Ansell, Ltd.	7,661	134,250
AP Eagers, Ltd. (C)	6,106	36,431
APN Outdoor Group, Ltd.	9,078	33,614
Appen, Ltd.	4,151	16,997
ARB Corp., Ltd. (C)	5,039	68,488
Ardent Leisure Group	22,755	32,523
Asaleo Care, Ltd.	30,182	36,693
AUB Group, Ltd.	4,308	43,379
Ausdrill, Ltd. (C)	18,937	29,892
Austal, Ltd.	23,155	28,281
Australian Agricultural
Company, Ltd. (B)	28,065	33,976
Australian Pharmaceutical
Industries, Ltd.	14,352	16,823
Auswide Bank, Ltd. (C)	607	2,500
Automotive Holdings Group, Ltd. (C)	19,175	50,039
Aveo Group	16,672	31,314
AWE, Ltd. (B)	36,008	12,761
Bapcor, Ltd.	13,468	55,480
Beach Energy, Ltd. (A)	111,324	72,575
Bega Cheese, Ltd. (C)	12,203	65,607
Bellamy’s Australia, Ltd. (B)(C)	2,183	12,927
Billabong International, Ltd. (B)(C)	4,296	1,752
Blackmores, Ltd. (C)	965	89,499
Blue Sky Alternative Investments, Ltd.	1,817	15,685
Breville Group, Ltd.	7,320	65,103
Brickworks, Ltd.	3,795	40,276
BT Investment Management, Ltd.	5,975	51,957
BWX, Ltd.	749	3,453
Cabcharge Australia, Ltd. (C)	9,047	12,890
Cardno, Ltd. (B)	15,086	16,585
Carnarvon Petroleum, Ltd. (B)	56,316	3,800
carsales.com, Ltd.	9,128	92,118
Cash Converters International, Ltd. (C)	14,501	4,498
Cedar Woods Properties, Ltd.	2,505	11,127
Cleanaway Waste Management, Ltd.	84,321	91,082
Coal of Africa, Ltd. (B)	28,467	798
Collins Foods, Ltd.	10,053	46,132
Corporate Travel Management, Ltd. (C)	2,621	45,037
Costa Group Holdings, Ltd.	11,326	49,759
Credit Corp. Group, Ltd.	2,881	43,537
CSG, Ltd. (B)(C)	25,624	10,463
CSR, Ltd.	34,491	128,435
CuDeco, Ltd. (B)	8,580	2,499
Data#3, Ltd.	9,073	12,218
Decmil Group, Ltd.	2,109	2,070
Downer EDI, Ltd.	43,904	233,949
DuluxGroup, Ltd.	25,567	140,700
Eclipx Group, Ltd.	16,681	53,131
Elders, Ltd. (B)	10,342	39,378
Energy Resources of
Australia, Ltd. (B)(C)	12,909	5,724
Energy World Corp., Ltd. (B)	75,962	23,260
ERM Power, Ltd.	7,077	7,500
Estia Health, Ltd. (C)	11,708	29,163
Event Hospitality and
Entertainment, Ltd.	7,680	75,596
Evolution Mining, Ltd.	41,465	71,774
Fairfax Media, Ltd.	171,716	127,683
Finbar Group, Ltd.	8,370	5,384
Fleetwood Corp., Ltd.	5,216	11,088
FlexiGroup, Ltd. (C)	20,305	24,820
Flight Centre Travel Group, Ltd. (C)	471	16,670
Freedom Foods Group, Ltd.	6,442	20,582
G8 Education, Ltd. (C)	27,130	86,761
Galaxy Resources, Ltd. (B)	12,400	25,360
Gateway Lifestyle	10,269	15,799
Genworth Mortgage Insurance
Australia, Ltd.	18,245	40,012
Gold Road Resources, Ltd. (B)	29,781	16,567
GrainCorp, Ltd., Class A	13,614	87,337
Grange Resources, Ltd.	101,992	10,408
Greencross, Ltd.	5,654	23,513
GUD Holdings, Ltd.	6,093	52,211
GWA Group, Ltd.	22,398	46,022
Hansen Technologies, Ltd.	8,472	22,291
Healthscope, Ltd. (C)	14,856	19,502
HT&E, Ltd. (C)	20,357	32,991
Iluka Resources, Ltd.	21,674	162,244
Imdex, Ltd. (B)	20,483	14,486
IMF Bentham, Ltd. (C)	11,295	18,003

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Independence Group NL (C)	24,737	$67,496
Infigen Energy (B)	77,417	46,222
Infomedia, Ltd.	15,337	9,503
International Ferro Metals, Ltd. (A)(B)	24,339	294
InvoCare, Ltd. (C)	6,652	82,103
IOOF Holdings, Ltd. (C)	18,395	161,232
IPH, Ltd. (C)	5,872	20,969
IRESS, Ltd.	9,683	86,755
iSelect, Ltd.	10,270	12,901
iSentia Group, Ltd. (C)	3,943	5,520
Japara Healthcare, Ltd. (C)	17,906	25,189
JB Hi-Fi, Ltd. (C)	7,885	142,094
Karoon Gas Australia, Ltd. (B)(C)	6,513	6,588
Kingsgate Consolidated, Ltd. (B)(C)	11,120	2,441
Link Administration Holdings, Ltd.	11,625	68,776
MACA, Ltd.	4,396	7,392
Macmahon Holdings, Ltd. (B)	112,440	19,880
Macquarie Atlas Roads Group	21,267	90,724
Mantra Group, Ltd.	19,992	50,117
Mayne Pharma Group, Ltd. (B)(C)	25,978	13,497
McMillan Shakespeare, Ltd.	5,664	65,419
McPherson’s, Ltd.	7,978	9,318
Medusa Mining, Ltd. (B)(C)	8,127	1,844
Melbourne IT, Ltd.	8,681	19,424
Mesoblast, Ltd. (B)(C)	10,212	10,980
Metals X, Ltd.	35,107	21,902
Metcash, Ltd.	69,441	139,876
Mineral Resources, Ltd.	9,687	124,005
MMA Offshore, Ltd. (B)(C)	23,329	3,481
Monadelphous Group, Ltd.	6,360	78,558
Monash IVF Group, Ltd.	13,183	14,333
Mortgage Choice, Ltd. (C)	6,422	11,345
Mount Gibson Iron, Ltd. (C)	62,063	18,549
Myer Holdings, Ltd. (C)	63,302	38,513
MYOB Group, Ltd.	12,693	34,343
MyState, Ltd.	4,190	15,784
Navitas, Ltd.	12,119	43,137
New Hope Corp., Ltd.	6,039	9,155
NEXTDC, Ltd. (B)	13,104	44,944
nib Holdings, Ltd.	32,498	146,478
Nine Entertainment Company Holdings, Ltd.	44,902	48,608
Northern Star Resources, Ltd.	38,079	147,317
NRW Holdings, Ltd. (B)	13,284	12,505
Nufarm, Ltd.	13,346	86,963
OceanaGold Corp. (C)	31,900	96,384
OFX Group, Ltd. (C)	14,134	19,324
oOh!media, Ltd. (C)	4,762	16,489
Orocobre, Ltd. (B)	5,585	19,665
Orora, Ltd.	43,184	105,356
OZ Minerals, Ltd.	18,232	106,671
Pacific Current Group, Ltd.	1,644	9,931
Paladin Resources, Ltd. (A)(B)(C)	118,845	4,381
Peet, Ltd.	13,800	13,214
Perpetual, Ltd.	3,182	129,701
Perseus Mining, Ltd. (B)(C)	42,768	11,209
Platinum Asset Management, Ltd.	8,057	38,376
PMP, Ltd. (B)	32,750	18,635
Premier Investments, Ltd.	6,565	67,160
Primary Health Care, Ltd.	37,790	91,539
Prime Media Group, Ltd.	17,812	5,868
Programmed Maintenance Services, Ltd.	19,345	45,768
Qube Holdings, Ltd. (C)	34,983	67,954
Quintis, Ltd. (A)(C)	22,092	5,112
RCG Corp., Ltd. (C)	15,993	9,607
RCR Tomlinson, Ltd.	12,109	40,889
Reckon, Ltd.	11,034	10,603
Regis Healthcare, Ltd. (C)	5,231	14,300
Regis Resources, Ltd.	20,593	58,087
Resolute Mining, Ltd.	67,540	54,434
Retail Food Group, Ltd. (C)	8,541	28,729
Ridley Corp., Ltd. (C)	19,156	20,154
Sandfire Resources NL	8,888	40,359
Saracen Mineral Holdings, Ltd. (B)(C)	53,338	54,925
Select Harvests, Ltd. (C)	4,873	14,772
Senex Energy, Ltd. (B)	87,382	22,729
Servcorp, Ltd.	3,171	13,891
Service Stream, Ltd.	10,465	12,005
Seven Group Holdings, Ltd.	8,784	83,127
Seven West Media, Ltd.	40,846	21,325
SG Fleet Group, Ltd.	7,879	24,437
Sigma Healthcare, Ltd.	86,903	56,379
Silex Systems, Ltd. (B)(C)	1,955	499
Silver Lake Resources, Ltd. (B)(C)	29,625	9,390
Sirtex Medical, Ltd. (C)	4,444	46,712
SmartGroup Corp., Ltd.	3,670	26,562
Southern Cross Media Group, Ltd.	51,441	47,849
Spark Infrastructure Group	83,047	164,371
Specialty Fashion Group, Ltd. (B)	12,034	2,830
SpeedCast International, Ltd.	11,384	35,631
St. Barbara, Ltd.	33,049	68,104
Steadfast Group, Ltd.	29,369	64,420
Super Retail Group, Ltd. (C)	10,419	66,071
Superloop, Ltd.	11,328	21,093
Syrah Resources, Ltd. (B)(C)	14,349	38,851
Tabcorp Holdings, Ltd.	39,373	131,984
Tassal Group, Ltd.	13,458	40,708
Technology One, Ltd.	18,112	71,457
Ten Network Holdings, Ltd. (A)(B)(C)	12,932	1,623
The Prime Retirement & Aged Care Property Trust (A)(B)	14,396	0
The Reject Shop, Ltd. (C)	2,561	8,185
Tiger Resources, Ltd. (A)(B)	92,816	3,567
Tox Free Solutions, Ltd. (C)	11,775	23,122
Treasury Wine Estates, Ltd.	6,017	64,729
Troy Resources, Ltd. (B)	15,555	1,279
Villa World, Ltd.	5,140	9,970
Village Roadshow, Ltd. (B)(C)	4,755	14,001
Virgin Australia Holdings, Ltd. (A)(B)	359,466	1,410
Virgin Australia Holdings, Ltd. (Australian Securities Exchange) (B)(C)	221,832	32,206
Virtus Health, Ltd.	8,064	35,359
Watpac, Ltd. (B)	11,170	6,224
Webjet, Ltd.	10,819	91,671
Western Areas, Ltd. (C)	18,795	38,509
Westgold Resources, Ltd. (B)	15,813	24,255
Whitehaven Coal, Ltd. (B)	54,148	156,990
WorleyParsons, Ltd. (B)	10,012	106,565
WPP AUNZ, Ltd.	25,254	21,771
		8,501,512
Austria - 1.6%
Agrana Beteiligungs AG	181	23,003
ams AG (B)	3,948	286,663
ANDRITZ AG	1,914	110,617
Austria Technologie & Systemtechnik AG (C)	1,376	19,539
BUWOG AG (B)	4,314	129,319
CA Immobilien Anlagen AG	4,952	142,244
DO & CO AG (C)	303	14,843

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
EVN AG	3,092	$48,290
FACC AG (B)	1,116	16,290
IMMOFINANZ AG (B)(C)	18,864	48,712
Kapsch TrafficCom AG	191	10,190
Lenzing AG	504	73,114
Mayr Melnhof Karton AG	615	88,203
Oesterreichische Post AG	2,555	117,948
Palfinger AG	1,137	51,666
POLYTEC Holding AG	995	23,594
Porr AG (C)	356	11,247
Raiffeisen Bank International AG (B)	7,252	243,067
RHI AG	2,041	85,288
Rosenbauer International AG (C)	174	11,711
S IMMO AG	3,364	59,496
S&T AG	2,379	52,412
Schoeller-Bleckmann Oilfield Equipment
AG (B)(C)	944	75,561
Semperit AG Holding	822	25,275
Strabag SE	893	38,837
Telekom Austria AG (B)	7,836	71,087
UNIQA Insurance Group AG	5,607	58,733
Verbund AG	1,830	43,161
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,712	50,580
Wienerberger AG	7,937	194,017
Zumtobel Group AG	2,545	44,213
		2,268,920
Belgium - 1.9%
Ablynx NV (B)	1,954	28,543
Ackermans & van Haaren NV	1,580	277,141
AGFA-Gevaert NV (B)	16,974	80,979
Banque Nationale de Belgique	12	40,940
Barco NV	827	89,305
Bekaert SA	2,225	106,817
Biocartis NV (B)(D)	906	11,139
bpost SA	3,532	105,044
Celyad SA (B)(C)	493	27,989
Cie d’Entreprises CFE	584	87,071
Cie Immobiliere de Belgique SA	47	3,022
Deceuninck NV	7,720	29,729
D’ieteren SA	1,795	82,392
Econocom Group SA (B)	9,888	75,553
Elia System Operator SA	2,455	142,213
Euronav NV	5,702	46,937
EVS Broadcast Equipment SA	811	30,650
Exmar NV (B)(C)	1,567	8,335
Fagron (B)	2,409	35,140
Galapagos NV (Amsterdam Stock Exchange) (B)	2,443	249,033
Gimv NV	373	22,932
Ion Beam Applications	1,305	44,446
Kinepolis Group NV	1,085	72,127
Lotus Bakeries	9	23,840
Melexis NV	1,616	156,497
Nyrstar NV (B)	5,514	43,915
Ontex Group NV	3,527	120,153
Orange Belgium SA	2,358	54,574
Picanol	88	10,509
Recticel SA	2,296	20,603
Rezidor Hotel Group AB	5,758	23,082
Sioen Industries NV	374	12,584
Sipef SA	420	30,968
Tessenderlo Group SA (B)	2,049	99,714
ThromboGenics NV (B)	1,612	7,488
Umicore SA	4,011	332,052
Van de Velde NV	377	21,046
Viohalco SA (B)	7,173	24,568
		2,679,070
Bermuda - 0.2%
Hiscox, Ltd.	16,221	278,337
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	63,247
Canada - 8.3%
5N Plus, Inc. (B)	3,515	9,155
Absolute Software Corp.	3,900	24,224
Advantage Oil & Gas, Ltd. (B)	11,500	72,074
Aecon Group, Inc.	5,700	80,264
Africa Oil Corp. (B)(C)	7,402	10,085
AG Growth International, Inc. (C)	1,100	46,945
AGF Management, Ltd., Class B	4,298	27,867
AGT Food & Ingredients, Inc. (C)	1,218	23,857
Aimia, Inc.	6,977	13,811
AirBoss of America Corp. (C)	1,500	13,993
AKITA Drilling, Ltd., Class A	700	3,877
Alamos Gold, Inc., Class A	20,848	140,852
Alaris Royalty Corp. (C)	3,829	63,124
Alio Gold, Inc. (B)	638	2,812
Alterra Power Corp.	1,571	6,912
Altius Minerals Corp. (C)	3,100	29,590
Altus Group, Ltd.	2,018	51,382
Andrew Peller, Ltd., Class A	1,800	17,326
Asanko Gold, Inc. (B)(C)	6,600	6,242
Athabasca Oil Corp. (B)(C)	42,135	37,821
ATS Automation Tooling Systems, Inc. (B)	5,847	62,137
AuRico Metals, Inc. (B)	7,628	7,703
AutoCanada, Inc. (C)	1,985	37,878
Avigilon Corp. (B)	2,600	37,257
B2Gold Corp. (B)	65,356	180,184
Badger Daylighting, Ltd. (C)	2,322	49,445
Baytex Energy Corp. (B)(C)	11,400	34,353
Bellatrix Exploration, Ltd. (B)(C)	1,979	5,646
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	9,700	47,033
Bird Construction, Inc. (C)	4,995	39,832
Black Diamond Group, Ltd.	2,750	5,113
BlackPearl Resources, Inc. (B)	24,200	21,334
BMTC Group, Inc.	500	4,985
Bonavista Energy Corp. (C)	13,661	32,627
Bonterra Energy Corp. (C)	2,200	29,092
Boralex, Inc., Class A	4,377	75,385
BRP, Inc.	1,500	48,519
Calfrac Well Services, Ltd. (B)(C)	6,414	26,062
Canaccord Genuity Group, Inc.	6,371	21,905
Canacol Energy, Ltd. (B)	7,565	25,161
Canadian Western Bank (C)	4,915	132,787
Canfor Corp. (B)	5,300	99,565
Canfor Pulp Products, Inc.	2,715	28,961
Capital Power Corp. (C)	6,627	131,026
Capstone Mining Corp. (B)	29,467	32,118
Cara Operations, Ltd.	1,300	25,411
Cardinal Energy, Ltd. (C)	45	170
Cascades, Inc.	5,223	62,622
Celestica, Inc. (B)	6,919	85,618
Centerra Gold, Inc. (B)	14,877	104,804
CES Energy Solutions Corp.	13,646	69,009
Chinook Energy, Inc. (B)(C)	3,544	980
Cineplex, Inc. (C)	3,000	93,865
Clearwater Seafoods, Inc.	1,500	10,807

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cogeco Communications, Inc.	1,107	$81,640
Cogeco, Inc.	245	16,077
Colliers International Group, Inc.	2,300	114,101
Computer Modelling Group, Ltd.	5,720	41,992
Copper Mountain Mining Corp. (B)(C)	8,800	8,816
Corridor Resources, Inc. (B)	4,930	2,371
Corus Entertainment, Inc., B Shares (C)	8,506	88,486
Cott Corp. (Toronto Stock Exchange)	8,900	133,455
Crew Energy, Inc. (B)	11,300	40,210
CRH Medical Corp. (B)(C)	1,900	4,949
Delphi Energy Corp. (B)(C)	20,245	20,119
Denison Mines Corp. (B)(C)	33,028	15,353
Detour Gold Corp. (B)	2,200	24,261
DHX Media, Ltd. (C)	5,800	24,311
DHX Media, Ltd., Voting Shares	900	3,772
DIRTT Environmental Solutions (B)(C)	700	3,074
Dominion Diamond Corp. (New York Stock Exchange)	5,961	84,512
Dorel Industries, Inc., Class B	2,900	69,400
DREAM Unlimited Corp. (B)	4,500	26,039
Dundee Precious Metals, Inc. (B)	8,500	18,393
ECN Capital Corp.	30,400	96,481
Eldorado Gold Corp.	43,669	95,895
Enbridge Income Fund Holdings, Inc.	2,092	53,887
Enercare, Inc.	5,502	90,175
Enerflex, Ltd.	6,400	94,378
Enerplus Corp.	11,735	115,775
Enghouse Systems, Ltd.	1,100	45,587
Ensign Energy Services, Inc.	14,200	80,232
Entertainment One, Ltd.	14,412	49,805
Epsilon Energy, Ltd. (B)	3,600	8,858
Equitable Group, Inc. (C)	996	44,701
Essential Energy Services, Ltd. (B)	7,268	3,611
Evertz Technologies, Ltd.	1,712	23,888
Exchange Income Corp. (C)	1,368	38,296
Exco Technologies, Ltd.	1,500	11,649
Extendicare, Inc. (C)	6,230	46,585
Fiera Capital Corp.	3,035	35,124
Firm Capital Mortgage Investment Corp.	1,100	10,888
First Majestic Silver Corp. (B)(C)	8,181	55,862
First National Financial Corp. (C)	700	14,844
FirstService Corp. (Toronto Stock Exchange)	2,300	151,134
Fortuna Silver Mines, Inc. (B)	8,670	37,939
Gamehost, Inc.	100	809
Genworth MI Canada, Inc. (C)	3,888	115,386
Gibson Energy, Inc. (C)	7,398	105,063
Glacier Media, Inc. (B)	6,100	3,080
Gluskin Sheff + Associates, Inc. (C)	2,500	37,668
GMP Capital, Inc. (B)	3,026	6,063
goeasy, Ltd.	46	1,070
Golden Star Resources, Ltd. (Toronto Stock Exchange) (B)(C)	11,800	9,079
Gran Tierra Energy, Inc. (B)	34,066	77,265
Granite Oil Corp.	1,167	3,273
Great Canadian Gaming Corp. (B)	3,100	79,752
Great Panther Silver, Ltd. (Toronto Stock Exchange) (B)(C)	14,100	17,516
Guyana Goldfields, Inc. (B)	6,600	22,110
Hanfeng Evergreen, Inc. (A)(B)	200	1
Heroux-Devtek, Inc. (B)	1,600	16,632
High Liner Foods, Inc.	1,773	19,908
Home Capital Group, Inc. (C)	3,879	43,181
Horizon North Logistics, Inc. (C)	8,109	9,033
Hudbay Minerals, Inc.	18,257	135,345
IAMGOLD Corp. (B)	29,828	182,398
Imperial Metals Corp. (B)(C)	4,600	11,797
Innergex Renewable Energy, Inc. (C)	7,256	83,565
Interfor Corp. (B)	4,720	74,824
International Tower Hill Mines, Ltd. (B)(C)	2,300	1,290
Intertape Polymer Group, Inc.	3,400	49,593
Just Energy Group, Inc.	5,840	33,839
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc. (C)	600	18,691
Kelt Exploration, Ltd. (B)	10,445	59,686
Kinaxis, Inc. (B)	468	27,643
Kingsway Financial Services, Inc. (B)	425	2,589
Kirkland Lake Gold, Ltd.	9,062	116,784
Klondex Mines, Ltd. (B)	11,500	41,935
Knight Therapeutics, Inc. (B)	4,000	27,730
Labrador Iron Ore Royalty Corp. (C)	1,400	22,216
Laurentian Bank of Canada	2,914	140,848
Leon’s Furniture, Ltd.	1,183	17,104
Linamar Corp.	345	21,053
Liquor Stores N.A., Ltd.	1,500	11,841
Lucara Diamond Corp.	19,784	38,371
MacDonald Dettwiler & Associates, Ltd. (C)	683	38,853
Magellan Aerospace Corp.	900	12,911
Mainstreet Health Investments, Inc.	2,000	17,383
Major Drilling Group International, Inc. (B)	6,800	38,149
Mandalay Resources Corp. (C)	9,500	2,551
Manitok Energy, Inc. (B)	533	28
Manitok Energy, Inc. (Toronto Stock Exchange) (B)	95	5
Maple Leaf Foods, Inc.	5,183	141,273
Martinrea International, Inc.	7,093	64,464
Medical Facilities Corp.	2,104	26,288
MEG Energy Corp. (B)(C)	18,588	81,786
Mitel Networks Corp. (B)	7,200	60,301
Morguard Corp.	200	29,488
Morneau Shepell, Inc.	3,098	51,644
MTY Food Group, Inc. (C)	1,000	39,175
Mullen Group, Ltd. (C)	6,082	83,108
Nevsun Resources, Ltd.	10,958	23,712
New Flyer Industries, Inc. (C)	2,279	94,082
New Gold, Inc. (B)(C)	23,228	86,192
Newalta Corp. (B)	4,200	3,265
Norbord, Inc.	1,572	59,856
Northland Power, Inc. (C)	6,966	129,299
Novelion Therapeutics, Inc. (B)	20	141
NuVista Energy, Ltd. (B)	13,605	82,322
Obsidian Energy, Ltd. (B)(C)	47,519	50,271
Osisko Gold Royalties, Ltd.	7,495	96,710
Painted Pony Energy, Ltd. (B)(C)	7,448	19,937
Pan American Silver Corp.	7,600	129,433
Paramount Resources, Ltd., Class A (B)(C)	8,573	169,708
Parex Resources, Inc. (B)	8,116	97,893
Parkland Fuel Corp.	4,934	100,361
Pason Systems, Inc.	5,200	78,266
Pengrowth Energy Corp. (B)(C)	37,750	38,423
PHX Energy Services Corp. (B)	1,500	2,861
Pizza Pizza Royalty Corp.	1,729	22,947
Platinum Group Metals, Ltd. (B)(C)	500	208
Polaris Infrastructure, Inc.	1,500	20,485
PolyMet Mining Corp. (B)(C)	11,854	7,125
Precision Drilling Corp. (B)	21,659	67,351

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Premium Brands Holdings Corp.	1,400	$111,641
Pulse Seismic, Inc. (B)(C)	2,882	6,975
Quarterhill, Inc.	9,800	12,881
Questerre Energy Corp., Class A (B)(C)	19,444	14,337
Raging River Exploration, Inc. (B)	10,500	66,227
Reitmans Canada, Ltd., Class A	3,200	10,412
Richelieu Hardware, Ltd.	3,500	88,022
Richmont Mines, Inc. (B)	2,000	18,642
RMP Energy, Inc. (B)	10,900	5,591
Rocky Mountain Dealerships, Inc.	100	890
Rogers Sugar, Inc. (C)	6,474	32,792
Russel Metals, Inc.	3,789	83,751
Sabina Gold & Silver Corp. (B)	2,375	4,207
Sandstorm Gold, Ltd. (B)(C)	16,231	73,366
Secure Energy Services, Inc.	11,054	76,720
SEMAFO, Inc. (B)	19,490	51,546
ShawCor, Ltd.	3,073	67,999
Sherritt International Corp. (B)(C)	33,600	28,813
Sienna Senior Living, Inc. (C)	1,555	22,520
Sierra Wireless, Inc. (B)(C)	2,100	45,055
Sleep Country Canada Holdings, Inc. (D)	1,000	28,916
Spartan Energy Corp. (B)	6,000	32,843
Sprott, Inc.	9,900	16,741
SSR Mining, Inc. (B)	8,562	90,715
Stantec, Inc.	4,122	114,402
Stella-Jones, Inc.	2,800	107,759
Stuart Olson, Inc.	1,600	6,642
Student Transportation, Inc. (C)	5,290	31,585
SunOpta, Inc. (Toronto Stock Exchange) (B)	5,308	45,986
Superior Plus Corp.	9,057	91,750
Surge Energy, Inc. (C)	16,100	29,161
Taseko Mines, Ltd. (Toronto Stock Exchange) (B)	16,100	30,194
Tembec, Inc. (B)(C)	3,200	11,746
Teranga Gold Corp. (B)	3,900	8,752
TFI International, Inc.	5,885	151,682
The Descartes Systems Group, Inc. (B)	5,000	136,365
The Jean Coutu Group, Inc., Class A	2,507	48,824
The North West Company, Inc.	3,683	88,286
The Stars Group, Inc. (B)	4,500	91,966
Theratechnologies, Inc. (B)(C)	2,700	16,251
Timbercreek Financial Corp. (C)	6,000	44,961
TLC Vision Corp. (B)	3,400	1
TMAC Resources, Inc. (B)(C)	2,100	17,066
TMX Group, Ltd.	2,506	141,593
TORC Oil & Gas, Ltd. (C)	9,480	46,726
Toromont Industries, Ltd.	5,568	255,340
Torstar Corp., Class B (C)	6,800	7,303
Total Energy Services, Inc.	3,132	35,619
TransAlta Corp.	20,404	119,374
TransAlta Renewables, Inc.	2,998	33,086
Transcontinental, Inc., Class A	3,983	82,325
TransGlobe Energy Corp. (B)	5,600	7,989
Trevali Mining Corp. (B)	14,400	16,272
Trican Well Service, Ltd. (B)	20,709	75,683
Tricon Capital Group, Inc. (C)	1,700	13,802
Trinidad Drilling, Ltd. (B)	17,619	26,688
Uni-Select, Inc.	3,201	69,164
Valener, Inc. (C)	3,089	54,613
Vecima Networks, Inc.	479	3,801
Veresen, Inc.	11,625	174,410
Wajax Corp.	1,300	21,233
Wesdome Gold Mines, Ltd. (B)	8,000	13,977
West Fraser Timber Company, Ltd.	200	11,541
Western Energy Services Corp. (B)	3,316	3,614
Western Forest Products, Inc.	25,850	55,315
Westshore Terminals Investment Corp. (C)	4,189	80,540
Whitecap Resources, Inc.	17,168	133,464
Winpak, Ltd.	1,977	81,346
Xtreme Drilling Corp. (B)	1,478	2,594
Yamana Gold, Inc.	21,466	56,772
Yellow Pages, Ltd. (B)(C)	200	1,383
ZCL Composites, Inc. (C)	3,500	35,708
Zenith Capital Corp. (A)(B)	1,700	300
		11,859,375
China - 0.1%
China Gold International Resources Corp., Ltd. (B)(C)	18,050	28,353
FIH Mobile, Ltd.	154,000	48,733
Goodbaby International Holdings, Ltd.	36,000	19,928
Microport Scientific Corp.	28,000	25,823
		122,837
Denmark - 2.0%
ALK-Abello A/S	491	77,359
Alm Brand A/S (C)	6,541	64,526
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S, Class B	1,232	95,418
Bang & Olufsen A/S (B)	3,937	85,152
Bavarian Nordic A/S (B)	2,241	100,546
D/S Norden A/S (B)(C)	2,246	48,002
Dfds A/S	2,262	129,373
FLSmidth & Company A/S	2,430	160,858
GN Store Nord A/S	7,647	262,518
IC Group A/S	807	17,490
Jyske Bank A/S	2,691	155,573
Lan & Spar Bank A/S	225	16,979
Matas A/S	613	8,977
NKT A/S (B)	2,134	182,982
Per Aarsleff Holding A/S	1,380	40,582
Ringkjoebing Landbobank A/S	1,650	85,244
Rockwool International A/S, A Shares	192	48,018
Rockwool International A/S, B Shares	501	136,032
Royal Unibrew A/S	3,087	169,148
Santa Fe Group A/S (B)	800	6,686
Schouw & Company A/S	1,093	118,980
SimCorp A/S	2,989	182,704
Solar A/S, B Shares	410	24,954
Spar Nord Bank A/S	7,501	93,521
Sydbank A/S	4,912	204,292
TDC A/S	30,912	181,285
Topdanmark A/S (B)	4,267	168,101
United International Enterprises	65	13,652
Vestjysk Bank A/S (B)(C)	155	100
Zealand Pharma A/S (B)	126	2,435
		2,881,487
Faeroe Islands - 0.1%
Bakkafrost P/F	1,415	65,070
Finland - 2.5%
Aktia Bank OYJ	1,046	11,467
Alma Media OYJ	4,110	31,404
Amer Sports OYJ (B)	8,009	212,624
Apetit OYJ	696	11,275
Atria OYJ	1,021	14,496
BasWare OYJ (B)(C)	538	25,467
Bittium OYJ	2,708	23,037
Cargotec OYJ, B Shares	2,603	163,697
Caverion Corp. (B)(C)	6,387	58,633

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Citycon OYJ	27,617	$72,683
Cramo OYJ	2,993	78,623
Elisa OYJ	6,236	268,642
Finnair OYJ	3,281	43,438
Fiskars OYJ ABP	3,218	77,365
F-Secure OYJ	7,159	36,156
HKScan OYJ, A Shares	316	1,276
Huhtamaki OYJ	6,103	246,479
Ilkka-Yhtyma OYJ	1,535	5,664
Kemira OYJ	8,860	116,480
Kesko OYJ, A Shares	690	36,594
Kesko OYJ, B Shares	3,706	198,816
Konecranes OYJ	3,667	162,845
Lassila & Tikanoja OYJ	1,447	30,976
Metsa Board OYJ (C)	17,392	119,230
Metso OYJ	5,246	192,530
Nokian Renkaat OYJ	5,661	251,899
Olvi OYJ, A Shares	1,172	40,163
Oriola OYJ, B Shares	9,290	37,387
Orion OYJ, Class A	1,226	57,070
Outokumpu OYJ	19,116	198,876
Outotec OYJ (B)(C)	13,940	110,383
Poyry OYJ (B)	2,864	17,061
Raisio OYJ, V Shares	8,267	35,870
Ramirent OYJ	4,765	49,246
Rapala VMC OYJ	2,298	10,699
Sanoma OYJ	4,712	51,357
Stockmann OYJ ABP, B Shares (B)(C)	2,666	18,911
Technopolis OYJ	8,322	38,677
Tieto OYJ	3,984	121,547
Tikkurila OYJ	2,646	48,202
Uponor OYJ	3,834	66,483
Vaisala OYJ, A Shares	206	10,616
Valmet OYJ	4,540	89,260
YIT OYJ	10,171	83,227
		3,576,831
France - 5.3%
ABC Arbitrage (B)	1,818	13,214
Air France-KLM (B)	8,947	141,094
Akka Technologies	546	31,846
Albioma SA	1,912	43,113
Altamir	752	13,601
Alten SA	1,830	165,456
Altran Technologies SA	10,128	186,320
APRIL SA	1,212	18,611
Assystem	1,078	42,043
Aubay	399	16,182
Axway Software SA	531	13,934
Beneteau SA	2,042	35,509
Boiron SA	604	53,938
Bonduelle SCA	1,014	45,667
Burelle SA	28	43,234
Cegedim SA (B)	186	7,097
CGG SA (B)(C)	1,072	5,958
Chargeurs SA	1,176	35,740
Cie des Alpes	874	27,821
Coface SA	8,794	94,518
Derichebourg SA	5,068	53,142
Devoteam SA	165	15,330
Edenred	9,592	260,755
Electricite de Strasbourg SA	81	11,837
Elior Group SA (D)	3,196	84,675
Elis SA	2,641	70,755
Eramet (B)	341	23,180
Euler Hermes Group	795	93,933
Europcar Groupe SA (D)	1,643	24,926
Eutelsat Communications SA	3,220	95,320
Faurecia	3,465	240,456
Fnac Darty SA (B)	1,583	152,468
Gaztransport Et Technigaz SA	1,656	90,002
GL Events	213	7,055
Groupe Crit	163	15,556
Groupe Eurotunnel SE	6,393	77,083
Guerbet	272	25,325
Haulotte Group SA	962	18,196
Havas SA	3,639	39,799
Imerys SA	1,191	107,613
Ingenico Group SA	1,383	131,113
Interparfums SA	190	7,591
Ipsen SA	1,857	247,079
IPSOS	2,286	79,143
Jacquet Metal Service	1,278	42,433
Kaufman & Broad SA	464	22,387
Korian SA	2,456	80,914
Lagardere SCA	7,152	239,594
Le Noble Age	511	34,072
Lectra	1,346	42,270
LISI	1,205	63,139
Manitou BF SA	880	33,047
Mersen SA	1,171	42,159
Metropole Television SA	4,400	101,768
MGI Coutier	725	32,075
Naturex (B)	388	43,899
Neopost SA	2,259	87,808
Nexans SA	2,031	120,445
Nexity SA (B)	2,360	144,215
Nicox (B)(C)	546	6,171
NRJ Group (B)(C)	782	10,293
Oeneo SA	1,331	15,105
Onxeo SA (B)(C)	4,617	9,951
Orpea	2,070	245,358
Parrot SA (B)(C)	1,788	21,472
Pierre & Vacances SA (B)	142	7,640
Plastic Omnium SA	4,529	193,740
Rallye SA	1,771	32,810
Rexel SA	15,436	267,036
Robertet SA	135	62,739
Rothschild & Company	265	10,024
Rubis SCA (C)	5,550	353,802
Sartorius Stedim Biotech	1,734	120,189
Savencia SA	372	35,598
Seche Environnement SA (C)	335	13,464
Societe Pour L’informatique Industrielle	438	11,801
SOITEC (B)	179	11,749
Solocal Group (B)(C)	36,459	43,850
Somfy SA	790	72,826
Sopra Steria Group	1,112	206,462
SPIE SA (C)	2,798	76,978
Ste Industrielle d’Aviation Latecoere SA (B)	5,397	37,181
Stef SA	202	22,561
Synergie SA	557	29,418
Tarkett SA	1,163	52,392
Technicolor SA	12,585	43,436
Teleperformance	2,987	445,624
Television Francaise 1	8,404	122,783
Thermador Groupe	96	11,655
Trigano SA	613	95,029
Ubisoft Entertainment SA (B)	6,151	423,344
Vallourec SA (B)(C)	16,009	95,126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Valneva SE (B)	1,912	$6,624
Vetoquinol SA	56	3,605
Vicat SA	1,185	90,427
VIEL & Cie SA	6,040	38,865
Vilmorin & Cie SA	559	50,224
Virbac SA (B)	350	51,475
		7,586,280
Gabon - 0.0%
Total Gabon	20	3,168
Georgia - 0.1%
BGEO Group PLC	2,491	108,772
Germany - 6.0%
Aareal Bank AG	4,192	177,705
ADLER Real Estate AG (B)	984	15,573
ADO Properties SA (D)	522	25,828
ADVA Optical Networking SE (B)(C)	2,463	16,661
AIXTRON SE (B)	3,257	43,940
Amadeus Fire AG	346	32,164
Aurubis AG	2,413	195,635
Axel Springer SE	1,062	68,304
Bauer AG	314	10,170
BayWa AG	1,025	40,848
Bechtle AG	2,124	159,201
Bertrandt AG (C)	394	39,673
Bijou Brigitte AG	340	21,533
Bilfinger SE	1,326	55,608
Biotest AG	714	23,588
Borussia Dortmund GmbH & Company KGaA	5,769	55,992
CANCOM SE	1,131	84,965
Carl Zeiss Meditec AG	1,671	87,418
CENTROTEC Sustainable AG	476	10,129
Cewe Stiftung & Company KGAA	503	47,854
comdirect bank AG	2,610	35,538
CompuGroup Medical SE	1,153	65,337
CropEnergies AG	1,544	19,150
CTS Eventim AG & Company KGaA	3,354	146,537
Delticom AG	491	7,607
Deutsche Beteiligungs AG	423	22,764
Deutsche Pfandbriefbank AG (D)	1,522	22,814
Deutz AG	7,001	56,645
DIC Asset AG	3,031	33,522
DMG Mori AG	3,262	202,402
Draegerwerk AG & Company KGaA	82	6,905
Drillisch AG	2,708	190,250
Duerr AG	1,814	242,904
Elmos Semiconductor AG	566	14,670
ElringKlinger AG	2,576	48,008
Evotec AG (B)	2,885	68,644
Fielmann AG	1,171	101,539
Fraport AG Frankfurt Airport Services Worldwide	1,803	171,368
Freenet AG	8,192	274,157
FUCHS PETROLUB SE	1,379	70,793
Gerresheimer AG	1,930	149,544
Gerry Weber International AG (C)	2,449	30,589
Gesco AG	885	31,496
GFT Technologies SE (C)	961	18,051
Grammer AG	1,191	77,719
GRENKE AG	528	49,272
Hamburger Hafen und Logistik AG	2,218	69,937
Heidelberger Druckmaschinen AG (B)	18,003	73,625
Hella KGaA Hueck & Company	811	47,818
Hornbach Baumarkt AG	249	9,485
HUGO BOSS AG	2,169	191,385
Indus Holding AG	1,395	103,245
Isra Vision AG	212	40,070
Jenoptik AG	4,362	144,695
K+S AG	6,259	170,621
Kloeckner & Company SE	4,625	59,395
Koenig & Bauer AG (C)	506	41,744
Krones AG	1,001	139,237
KWS Saat SE	137	60,010
LANXESS AG	3,724	294,087
LEG Immobilien AG	3,111	315,019
Leifheit AG	437	16,874
Leoni AG	2,398	159,126
Manz AG (B)(C)	233	10,574
Medigene AG (B)	760	11,688
MLP SE	5,864	40,460
MTU Aero Engines AG	1,404	224,207
Nemetschek SE	1,243	101,159
Nexus AG	546	17,112
Nordex SE (B)(C)	4,553	52,034
Norma Group SE	2,215	145,935
OHB SE	399	19,285
OSRAM Licht AG	2,844	227,147
paragon AG	209	21,857
PATRIZIA Immobilien AG (B)	2,621	54,705
Pfeiffer Vacuum Technology AG	467	73,661
PNE Wind AG	4,544	13,710
Puma SE	153	59,621
QSC AG (C)	6,549	14,370
Rational AG	166	114,262
Rheinmetall AG	2,634	297,073
RHOEN-KLINIKUM AG	2,861	96,446
RIB Software SE	1,641	34,859
SAF-Holland SA	4,007	81,478
Salzgitter AG (C)	2,631	119,510
Schaltbau Holding AG (B)(C)	493	18,467
SHW AG	14	570
Siltronic AG (B)	860	106,955
Sixt SE	1,086	86,513
SMA Solar Technology AG (C)	916	35,938
Software AG	3,732	182,340
Stroeer SE & Co KGaA	1,951	127,841
Suedzucker AG	5,201	111,855
SUESS MicroTec SE (B)(C)	2,259	44,808
TAG Immobilien AG	6,757	113,668
Takkt AG	2,476	56,778
TLG Immobilien AG	2,355	54,340
Tom Tailor Holding SE (B)	946	9,527
Traffic Systems SE	106	2,356
Uniper SE	3,385	92,900
Vossloh AG (B)	859	58,003
VTG AG (C)	729	40,518
Wacker Chemie AG	578	82,991
Wacker Neuson SE	2,553	84,823
Washtec AG	850	74,775
XING AG	155	48,600
		8,573,106
Gibraltar - 0.0%
888 Holdings PLC	12,231	42,058
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (A)(B)	12,594	$0
		160
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (B)	6,473	4,169
Hong Kong - 2.8%
Allied Group, Ltd.	6,000	37,173
Allied Properties HK, Ltd.	160,000	34,936
APAC Resources, Ltd. (B)	10,264	1,478
APT Satellite Holdings, Ltd.	32,250	15,111
Asia Financial Holdings, Ltd.	26,000	15,343
Asia Satellite Telecommunications Holdings, Ltd.	2,500	2,352
Associated International Hotels, Ltd.	28,000	87,787
BEP International Holdings, Ltd. (B)	170,000	3,555
BOE Varitronix, Ltd.	18,000	9,341
Bonjour Holdings, Ltd. (B)	162,800	7,215

Bright Smart Securities & Commodities Group, Ltd. (C)	26,000	8,054
Brightoil Petroleum Holdings, Ltd. (B)	117,000	22,493
Brockman Mining, Ltd. (B)	740,840	10,918
Burwill Holdings, Ltd. (B)	292,000	10,137
Cafe de Coral Holdings, Ltd. (C)	26,000	81,033
Champion Technology Holdings, Ltd. (B)	545,220	4,131
Chen Hsong Holdings	10,000	2,943
Cheuk Nang Holdings, Ltd.	3,266	2,153
China Energy Development
Holdings, Ltd. (B)	634,000	7,325
China LNG Group, Ltd. (B)	76,000	11,685
China Metal International Holdings, Inc. (C)	12,000	4,615
China Solar Energy Holdings, Ltd. (A)(B)	42,500	979
China Strategic Holdings, Ltd. (B)	885,000	12,620
Chinese Estates Holdings, Ltd. (C)	22,000	38,089
Chong Hing Bank, Ltd.	10,000	20,436
Chow Sang Sang Holdings
International, Ltd.	22,000	50,337
Chuang’s Consortium International, Ltd.	30,948	6,915
CITIC Telecom International
Holdings, Ltd.	112,000	32,354
CK Life Sciences International
Holdings, Inc.	282,000	22,121
CP Lotus Corp. (B)	220,000	3,708
CSI Properties, Ltd.	245,066	11,935
Dah Sing Banking Group, Ltd.	34,400	75,702
Dah Sing Financial Holdings, Ltd.	10,920	74,346
Dickson Concepts International, Ltd.	29,000	11,491
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Capital Group, Ltd.	192,000	15,820
Emperor Entertainment Hotel, Ltd.	40,000	9,791
Emperor International Holdings, Ltd.	97,333	34,543
Enerchina Holdings, Ltd.	510,000	11,653
Esprit Holdings, Ltd. (B)	117,900	65,912
eSun Holdings, Ltd. (B)	74,000	12,982
Fairwood Holdings, Ltd. (C)	3,500	14,045
Far East Consortium International, Ltd.	102,809	54,422
First Pacific Company, Ltd.	36,000	28,782
Freeman FinTech Corp., Ltd. (B)	320,000	18,873
Future Bright Holdings, Ltd. (C)	6,000	577
GCL New Energy Holdings, Ltd. (B)(C)	456,000	30,411
Get Nice Financial Group, Ltd.	14,775	4,077
Get Nice Holdings, Ltd.	591,000	25,806
Giordano International, Ltd.	100,000	60,058
Global Brands Group Holding, Ltd. (B)	304,000	29,342
Glorious Sun Enterprises, Ltd.	96,000	11,467
G-Resources Group, Ltd. (B)	2,014,800	26,581
Guotai Junan International Holdings, Ltd.	131,000	41,990
Haitong International Securities
Group, Ltd. (C)	110,713	64,065
Hang Fung Gold
Technology, Ltd. (A)(B)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	5,186
Harbour Centre Development, Ltd.	38,000	72,100
HKBN, Ltd.	49,000	51,185
HKR International, Ltd.	47,200	30,064
Hong Kong Aircraft Engineering
Company, Ltd.	2,000	13,164
Hong Kong Ferry Holdings
Company, Ltd.	29,000	33,157
Hongkong Chinese, Ltd.	66,000	11,753
Hopewell Holdings, Ltd.	23,500	91,648
Hsin Chong Group
Holdings, Ltd. (A)(B)(C)	170,000	7,617
Hung Hing Printing Group, Ltd.	82,000	16,646
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	49,707
Imagi International Holdings, Ltd. (B)	3,984	296
IT, Ltd.	44,601	24,066
Johnson Electric Holdings, Ltd.	10,500	40,252
Kerry Logistics Network, Ltd.	36,000	49,914
Kong Sun Holdings, Ltd. (B)	400,000	19,260
Kowloon Development
Company, Ltd. (C)	22,000	24,792
Lai Sun Development Company, Ltd.	15,320	27,690
Landing International
Development, Ltd. (B)	1,620,000	32,669
Li & Fung, Ltd.	64,000	32,175
Lifestyle International Holdings, Ltd.	37,500	52,542
Lippo China Resources, Ltd.	36,000	1,269
Liu Chong Hing Investment, Ltd.	16,000	26,859
Luk Fook Holdings International, Ltd.	26,000	105,026
Man Wah Holdings, Ltd.	89,600	80,402
Mandarin Oriental International, Ltd.	8,000	17,517
Mason Group Holdings, Ltd. (B)(C)	1,548,800	21,069
Melco International Development, Ltd.	43,000	124,566
Midland Holdings, Ltd. (B)	48,000	13,462
Midland IC&I, Ltd. (B)	24,000	1,287
NetMind Financial Holdings, Ltd. (B)	2,210,240	11,091
New Times Energy Corp., Ltd. (B)	59,175	1,757
NewOcean Energy Holdings, Ltd. (B)	66,000	18,022
Noble Group, Ltd. (B)	57,490	16,826
Orient Overseas International, Ltd.	14,500	136,381
Pacific Andes International
Holdings, Ltd. (A)(B)	328,006	6,130
Pacific Basin Shipping, Ltd. (B)	243,000	55,050
Pacific Textiles Holdings, Ltd.	51,000	52,467
Paliburg Holdings, Ltd.	46,000	19,653
Paradise Entertainment, Ltd. (B)	52,000	6,048
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Pearl Oriental Oil, Ltd. (B)	186,000	3,205
Pico Far East Holdings, Ltd.	60,000	25,103
Playmates Holdings, Ltd.	78,000	11,410
Playmates Toys, Ltd.	8,000	1,323
Polytec Asset Holdings, Ltd.	150,000	11,903
PYI Corp., Ltd. (B)	372,000	8,326
Regal Hotels International Holdings, Ltd.	36,000	26,524
Regina Miracle International
Holdings, Ltd. (D)	17,000	14,772
Sa Sa International Holdings, Ltd.	59,288	23,176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
SEA Holdings, Ltd.	5,268	$5,292
Shenwan Hongyuan HK, Ltd.	20,000	7,323
Shun Tak Holdings, Ltd.	74,250	33,186
Singamas Container Holdings, Ltd. (B)	114,000	25,317
SITC International Holdings
Company, Ltd.	64,000	58,128
Sitoy Group Holdings, Ltd.	14,000	2,879
SmarTone Telecommunications
Holdings, Ltd. (C)	31,500	37,806
SOCAM Development, Ltd. (B)	16,674	4,161
South China Holdings
Company, Ltd. (B)	640,000	24,524
Stella International Holdings, Ltd.	34,500	60,381
Summit Ascent Holdings, Ltd. (B)(C)	90,000	12,634
Sun Hung Kai & Company, Ltd.	45,000	28,960
TAI Cheung Holdings, Ltd.	46,000	47,682
Tao Heung Holdings, Ltd.	14,000	2,547
Television Broadcasts, Ltd. (C)	19,100	63,565
Texwinca Holdings, Ltd.	60,000	36,065
The Cross-Harbour Holdings, Ltd. (C)	18,000	28,195
The Hongkong & Shanghai Hotels, Ltd.	45,500	76,123
The United Laboratories International
Holdings, Ltd. (B)(C)	42,000	31,312
TOM Group, Ltd. (B)	52,000	12,752
Town Health International Medical
Group, Ltd. (C)	264,000	23,596
Tradelink Electronic Commerce, Ltd.	50,000	8,910
Transport International Holdings, Ltd.	19,200	60,904
Trinity, Ltd. (B)(C)	74,000	4,179
Upbest Group, Ltd.	164,000	24,913
Value Partners Group, Ltd. (C)	39,000	35,387
Victory City International
Holdings, Ltd. (B)	113,060	2,907
Vitasoy International Holdings, Ltd.	54,000	120,461
VSTECS Holdings, Ltd.	45,200	14,934
VTech Holdings, Ltd. (C)	6,900	100,903
Wai Kee Holdings, Ltd.	68,000	31,266
Wing Tai Properties, Ltd.	102,000	70,533
Xinyi Glass Holdings, Ltd. (B)	137,000	135,784
Yugang International, Ltd.	312,000	7,943
		4,069,967
India - 0.0%
Vedanta Resources PLC	1,369	16,020
Ireland - 0.9%
C&C Group PLC	19,897	72,014
FBD Holdings PLC (B)	1,839	18,150
Glanbia PLC	8,183	154,167
Grafton Group PLC	12,401	138,095
Greencore Group PLC	76,209	200,478
Hostelworld Group PLC (D)	3,022	14,556
IFG Group PLC	8,615	18,438
Irish Continental Group PLC	8,389	55,846
Kingspan Group PLC	8,650	368,382
Smurfit Kappa Group PLC	2,327	72,965
UDG Healthcare PLC	16,929	192,950
		1,306,041
Isle of Man - 0.3%
GVC Holdings PLC	10,747	118,192
Hansard Global PLC	6,816	7,808
Paysafe Group PLC (B)	24,226	189,124
Playtech PLC	12,183	150,000
		465,124
Israel - 0.8%
ADO Group, Ltd. (B)	940	19,415
Africa Israel Investments, Ltd. (B)	7,409	682
Africa Israel Properties, Ltd. (B)	558	12,214
Airport City, Ltd. (B)	4,530	58,584
Alrov Properties and Lodgings, Ltd.	399	13,007
Amot Investments, Ltd.	4,144	23,060
Bayside Land Corp.	50	22,890
Blue Square Real Estate, Ltd.	215	8,926
Cellcom Israel, Ltd. (B)	1,966	18,353
Cellcom Israel, Ltd. (Tel Aviv Stock
Exchange) (B)	825	7,559
Ceragon Networks, Ltd. (B)	220	428
Clal Biotechnology Industries, Ltd. (B)	3,950	3,689
Clal Insurance Enterprise
Holdings, Ltd. (B)	1,200	20,253
Compugen, Ltd. (B)	1,251	4,678
Delek Automotive Systems, Ltd.	1,858	13,883
Delta-Galil Industries, Ltd.	618	19,521
El Al Israel Airlines	24,289	16,375
Electra, Ltd.	139	31,102
First International Bank of Israel, Ltd.	2,114	39,496
Formula Systems 1985, Ltd.	265	10,658
Gilat Satellite Networks, Ltd. (B)	215	1,264
Hadera Paper, Ltd. (B)	244	17,054
Harel Insurance Investments & Financial
Services, Ltd.	7,935	49,770
IDI Insurance Company, Ltd.	250	15,932
Inrom Construction Industries, Ltd.	2,183	9,475
Israel Discount Bank, Ltd., Class A (B)	13,862	34,961
Jerusalem Oil Exploration (B)	540	28,839
Kamada, Ltd. (B)	1,616	7,781
Matrix IT, Ltd.	2,095	22,106
Mazor Robotics, Ltd. (B)	1,829	44,854
Melisron, Ltd.	701	33,956
Menorah Mivtachim Holdings, Ltd.	1,766	20,945
Migdal Insurance & Financial
Holding, Ltd.	13,577	14,174
Mivtach Shamir Holdings, Ltd.	397	8,063
Naphtha Israel Petroleum Corp., Ltd.	2,030	11,979
Nova Measuring Instruments, Ltd. (B)	996	26,865
Oil Refineries, Ltd.	53,675	26,882
Partner Communications
Company, Ltd. (B)	9,878	53,298
Paz Oil Company, Ltd.	378	62,273
Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd.	449	22,961
Scope Metals Group, Ltd.	377	9,895
Shapir Engineering and Industry, Ltd.	7,076	24,402
Shikun & Binui, Ltd.	10,724	26,280
Shufersal, Ltd.	5,445	32,029
Strauss Group, Ltd.	2,607	49,087
The Phoenix Holdings, Ltd. (B)	2,821	12,982
Tower Semiconductor, Ltd. (B)	2,637	81,853
		1,094,733
Italy - 4.3%
A2A SpA	67,835	116,711
ACEA SpA	4,062	63,021
Amplifon SpA	9,264	141,019
Anima Holding SpA (D)	11,241	90,840
Ansaldo STS SpA (B)	5,875	77,095
Arnoldo Mondadori Editore SpA (B)	12,613	30,128
Ascopiave SpA	7,647	31,677
Astaldi SpA	4,499	30,819
Autogrill SpA (C)	9,730	126,556
Azimut Holding SpA	6,980	151,230
Banca Generali SpA	4,148	144,067

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca IFIS SpA	1,607	$87,974
Banca Mediolanum SpA	9,167	80,247
Banca Popolare di Sondrio SCPA	22,606	97,400
Banca Profilo SpA	24,032	8,066
Banco BPM SpA (B)	62,866	261,473
Biesse SpA	835	36,959
BPER Banca	28,867	172,968
Brembo SpA	11,280	190,938
Brunello Cucinelli SpA	1,453	45,050
Buzzi Unicem SpA	4,611	124,604
Cairo Communication SpA (C)	2,348	11,883
Cementir Holding SpA	4,165	35,114
Cerved Information Solutions SpA	8,607	101,817
CIR-Compagnie Industriali Riunite SpA	39,015	60,330
Credito Emiliano SpA	6,238	56,124
Credito Valtellinese SpA (B)(C)	7,982	38,372
Danieli & C Officine Meccaniche SpA	788	20,599
Datalogic SpA	981	34,516
DeA Capital SpA (B)	4,665	7,553
De’Longhi SpA	2,796	90,069
DiaSorin SpA	1,678	149,650
Ei Towers SpA	1,086	64,237
El.En. SpA	663	18,623
ERG SpA	4,588	73,278
Esprinet SpA	3,554	20,945
Eurotech SpA (B)	1,562	2,350
Falck Renewables SpA	9,073	17,219
Fila SpA (C)	1,063	23,721
Fincantieri SpA (B)	36,827	44,367
FinecoBank Banca Fineco SpA	9,854	87,489
GEDI Gruppo Editoriale SpA (B)	18,304	16,227
Geox SpA	8,390	35,860
Gruppo MutuiOnline SpA	664	10,414
Hera SpA	62,355	196,105
IMMSI SpA (B)	6,756	5,435
Industria Macchine Automatiche SpA	816	77,522
Infrastrutture Wireless Italiane SpA (D)	9,385	62,110
Interpump Group SpA	5,467	170,159
Iren SpA	48,658	130,597
Italgas SpA	18,826	105,744
Italmobiliare SpA	1,654	44,681
Juventus Football Club SpA (B)(C)	23,150	21,636
Maire Tecnimont SpA	10,323	57,188
MARR SpA	2,608	68,751
Mediaset SpA (B)(C)	38,140	132,123
Moncler SpA	4,941	142,762
OVS SpA (D)	7,646	58,410
Parmalat SpA	8,933	32,725
Piaggio & C SpA	11,658	36,516
Prima Industrie SpA	178	8,510
Prysmian SpA	7,726	261,040
RAI Way SpA (D)	2,469	13,338
Reply SpA	376	90,423
Retelit SpA (B)	13,231	22,514
Safilo Group SpA (B)(C)	2,378	15,916
Saipem SpA (B)(C)	19,626	84,758
Salini Impregilo SpA	14,544	57,367
Salvatore Ferragamo SpA	2,121	59,624
Saras SpA	33,152	88,965
SAVE SpA	890	22,085
Societa Cattolica di Assicurazioni SCRL	11,261	97,836
Societa Iniziative Autostradali e
Servizi SpA	5,263	84,071
Sogefi SpA (B)	3,551	21,579
SOL SpA	2,802	34,272
Tamburi Investment Partners SpA	1,635	11,444
Technogym SpA (D)	1,612	14,298
Tod’s SpA (C)	590	41,843
TREVI - Finanziaria Industriale
SpA (B)(C)	9,838	8,907
Unione di Banche Italiane SpA	63,162	328,244
Unipol Gruppo Finanziario SpA	23,441	107,548
Vittoria Assicurazioni SpA	2,112	28,717
Yoox Net-A-Porter Group SpA (B)(C)	3,137	123,123
Zignago Vetro SpA	1,669	16,011
		6,114,496
Japan - 22.8%
Access Company, Ltd. (B)(C)	2,300	18,817
Achilles Corp.	1,000	20,090
Adastria Company, Ltd.	1,820	41,123
ADEKA Corp.	5,700	104,014
Advan Company, Ltd.	1,000	8,712
Aeon Delight Company, Ltd.	200	7,512
Aeon Fantasy Company, Ltd.	400	13,577
Aeria, Inc. (B)(C)	700	12,972
Ai Holdings Corp.	2,700	67,561
Aica Kogyo Company, Ltd.	2,900	97,494
Aichi Corp.	3,200	23,848
Aichi Steel Corp.	700	27,546
Aida Engineering, Ltd. (C)	4,500	53,169
Ain Holdings, Inc.	200	13,791
Aiphone Company, Ltd.	1,300	21,135
Airport Facilities Company, Ltd.	1,200	6,339
Aisan Industry Company, Ltd.	2,500	24,052
Aizawa Securities Company, Ltd. (C)	2,400	16,631
Akebono Brake Industry
Company, Ltd. (B)(C)	9,400	32,190
Albis Company, Ltd. (C)	500	19,556
Alconix Corp. (C)	1,600	28,803
Alpen Company, Ltd.	1,100	21,429
Alpha Systems, Inc.	840	17,242
Alpine Electronics, Inc.	3,300	60,114
Altech Corp.	500	16,471
Amano Corp.	4,300	101,794
Amuse, Inc.	800	19,910
Anest Iwata Corp.	1,800	16,953
Anicom Holdings, Inc. (C)	1,300	33,511
Anritsu Corp.	9,800	81,404
AOKI Holdings, Inc.	3,100	40,690
Aoyama Trading Company, Ltd. (C)	2,500	89,464
Arakawa Chemical Industries, Ltd.	800	18,756
Arata Corp.	700	29,928
Arcland Sakamoto Company, Ltd.	2,400	36,180
Arcland Service Company, Ltd.	1,000	21,041
Arcs Company, Ltd.	2,625	59,202
Ariake Japan Company, Ltd. (C)	800	57,452
Arisawa Manufacturing Company, Ltd.	2,900	25,941
Arrk Corp. (B)(C)	4,200	4,037
As One Corp.	400	21,301
Asahi Company, Ltd.	800	9,477
Asahi Diamond Industrial Company, Ltd.	3,900	37,520
Asahi Holdings, Inc. (C)	1,800	37,084
ASAHI YUKIZAI CORP.	1,200	15,929
Asatsu-DK, Inc.	2,300	65,011
ASKA Pharmaceutical Company, Ltd.	1,600	26,395
ASKUL Corp. (C)	1,200	33,851
Ateam, Inc.	800	21,042
Atom Corp. (C)	2,000	14,919
Atsugi Company, Ltd.	1,200	13,614
Autobacs Seven Company, Ltd.	4,300	69,737

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Avex Group Holdings, Inc.	2,500	$33,997
Axell Corp.	100	745
Axial Retailing, Inc.	800	30,769
Bando Chemical Industries, Ltd.	2,500	26,569
Belc Company, Ltd.	500	25,084
Bell System24 Holdings, Inc.	2,400	26,223
Belluna Company, Ltd.	2,100	22,156
Benefit One, Inc.	800	15,778
Bic Camera, Inc.	2,200	24,474
BML, Inc.	1,800	38,532
Broadleaf Company, Ltd.	4,500	38,725
BRONCO BILLY Company, Ltd. (C)	1,000	23,954
Bunka Shutter Company, Ltd.	5,000	37,457
CAC Holdings Corp.	1,500	14,233
Can Do Company, Ltd.	900	14,424
Canon Electronics, Inc.	1,700	34,350
Capcom Company, Ltd. (C)	1,600	39,395
Cawachi, Ltd.	900	21,541
Central Glass Company, Ltd.	2,800	61,078
Central Sports Company, Ltd. (C)	600	20,513
Chilled & Frozen Logistics Holdings
Company, Ltd. (C)	1,600	19,759
Chino Corp.	400	4,591
Chiyoda Company, Ltd.	800	20,041
Chiyoda Corp. (C)	10,000	58,518
Chiyoda Integre Company, Ltd.	800	18,758
Chofu Seisakusho Company, Ltd.	1,700	40,000
Chori Company, Ltd.	1,200	22,347
Chubu Shiryo Company, Ltd.	2,000	35,446
Chudenko Corp.	1,900	55,261
Chuetsu Pulp & Paper Company, Ltd.	500	9,456
Chugai Mining Company, Ltd. (B)	25,400	7,234
Chugai Ro Company, Ltd.	500	9,772
Chugoku Marine Paints, Ltd.	4,000	33,463
CI Takiron Corp.	3,000	19,213
Ci:z Holdings Company, Ltd.	1,000	35,255
Citizen Watch Company, Ltd.	9,500	65,509
CKD Corp.	3,300	64,940
Clarion Company, Ltd.	8,000	31,583
Cleanup Corp.	2,100	16,875
CMK Corp.	3,700	37,261
cocokara fine, Inc.	1,140	65,036
COLOPL, Inc. (C)	4,600	53,128
Colowide Company, Ltd. (C)	2,200	40,511
Computer Engineering &
Consulting, Ltd.	1,200	28,446
CONEXIO Corp.	1,300	22,569
COOKPAD, Inc. (C)	2,900	20,107
Corona Corp.	300	3,151
Cosel Company, Ltd.	1,200	15,579
Cosmo Energy Holdings Company, Ltd.	3,400	77,993
Create Restaurants Holdings, Inc.	2,500	25,939
Create SD Holdings Company, Ltd. (C)	1,900	50,296
CROOZ, Inc. (C)	500	10,494
Dai Nippon Toryo Company, Ltd.	1,200	18,495
Daibiru Corp.	3,400	37,601
Dai-Dan Company, Ltd.	1,000	24,686
Daido Metal Company, Ltd. (C)	1,900	16,980
Daidoh, Ltd. (C)	2,000	7,751
Daihen Corp.	7,000	62,156
Daiho Corp.	6,000	28,421
Daiichi Jitsugyo Company, Ltd.	400	11,600
Daiichi Kigenso Kagaku-Kogyo
Company, Ltd.	1,800	28,725
Daiken Corp.	1,000	25,275
Daiken Medical Company, Ltd.	400	2,775
Daikoku Denki Company, Ltd. (C)	800	11,979
Daikokutenbussan Company, Ltd.	300	14,153
Daikyo, Inc.	1,900	37,329
Daikyonishikawa Corp.	3,100	49,944
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	45,659
Daio Paper Corp. (C)	4,600	54,332
Daiseki Company, Ltd.	2,500	62,949
Daisyo Corp. (C)	800	12,088
Daito Pharmaceutical Company, Ltd.	700	18,142
Daiwa Industries, Ltd.	2,000	21,378
Daiwabo Holdings Company, Ltd.	1,200	50,673
DCM Holdings Company, Ltd.	6,500	58,703
Denka Company, Ltd.	800	26,387
Denki Kogyo Company, Ltd.	1,000	25,382
Denyo Company, Ltd.	900	15,958
Descente, Ltd.	2,300	31,442
Dexerials Corp.	3,500	42,878
Digital Arts, Inc.	700	30,249
Dip Corp. (C)	1,900	43,439
DKS Company, Ltd.	2,000	12,675
DMG Mori Company, Ltd.	2,600	46,755
Doshisha Company, Ltd.	1,700	38,159
Doutor Nichires Holdings Company, Ltd.	2,300	49,411
Dowa Holdings Company, Ltd.	1,000	36,729
DTS Corp.	900	24,678
Dunlop Sports Company, Ltd. (C)	1,300	18,523
Duskin Company, Ltd.	2,100	59,185
DyDo Group Holdings, Inc.	700	33,343
Eagle Industry Company, Ltd.	2,200	40,395
EDION Corp. (C)	5,000	46,897
Eiken Chemical Company, Ltd.	1,400	54,590
Eizo Corp.	1,100	43,583
Elecom Company, Ltd.	800	16,123
Elematec Corp.	700	13,358
Enigmo, Inc. (B)(C)	1,200	11,884
en-japan, Inc.	800	29,365
Enplas Corp.	400	18,562
EPS Holdings, Inc.	1,800	34,553
eRex Company, Ltd.	1,900	17,713
ESPEC Corp.	1,600	32,788
Excel Company, Ltd.	900	16,766
Exedy Corp.	1,900	57,904
F@N Communications, Inc.	2,000	22,428
FCC Company, Ltd.	2,200	49,019
Feed One Company, Ltd.	15,040	35,208
Ferrotec Holdings Corp.	2,600	43,951
FIDEA Holdings Company, Ltd.	9,400	17,218
Fields Corp.	1,500	14,943
Financial Products Group Company, Ltd.	2,700	30,027
Foster Electric Company, Ltd.	2,100	42,454
FP Corp.	1,100	56,243
France Bed Holdings Company, Ltd.	2,200	20,295
Freakout Holdings, Inc. (B)(C)	600	21,259
Fudo Tetra Corp.	10,800	17,969
Fuji Company, Ltd. (C)	1,400	36,041
Fuji Corp., Ltd.	100	728
Fuji Kyuko Company, Ltd. (C)	500	11,148
Fuji Oil Company, Ltd.	4,400	17,082
Fuji Oil Holdings, Inc.	4,000	104,430
Fuji Pharma Company, Ltd.	700	23,905
Fuji Seal International, Inc.	2,800	84,717
Fuji Soft, Inc.	1,800	52,625
Fujibo Holdings, Inc.	700	24,173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujicco Company, Ltd.	1,000	$23,666
Fujikura Kasei Company, Ltd.	2,000	11,842
Fujikura, Ltd.	13,400	107,694
Fujimi, Inc.	500	11,663
Fujimori Kogyo Company, Ltd.	1,100	37,174
Fujisash Company, Ltd.	4,900	4,884
Fujita Kanko, Inc.	300	9,535
Fujitec Company, Ltd.	4,000	55,963
Fujitsu Frontech, Ltd.	600	12,209
Fujitsu General, Ltd.	3,000	60,716
Fujiya Company, Ltd.	500	11,162
Fukuda Corp.	200	11,341
Fukui Computer Holdings, Inc. (C)	700	18,070
Fukushima Industries Corp.	500	18,475
Fukuyama Transporting Company, Ltd.	1,400	44,390
FULLCAST Holdings
Company, Ltd. (C)	2,000	36,427
Funai Electric Company, Ltd. (C)	700	5,473
Funai Soken Holdings, Inc. (C)	1,200	36,942
Furukawa Company, Ltd.	1,900	32,400
Furuno Electric Company, Ltd.	2,400	14,749
Fuso Pharmaceutical Industries, Ltd.	500	12,356
Futaba Corp.	1,700	32,095
Futaba Industrial Company, Ltd.	3,400	38,284
Future Corp.	200	1,811
Fuyo General Lease Company, Ltd.	1,400	91,439
Gakken Company, Ltd. (C)	400	11,458
Gecoss Corp.	400	4,320
Genky Stores, Inc. (C)	700	27,298
Geo Holdings Corp.	2,700	39,043
Giken, Ltd. (C)	400	10,977
GLOBERIDE, Inc. (C)	1,000	17,317
Glory, Ltd.	1,600	56,719
GMO Internet, Inc. (C)	2,600	31,708
GMO Payment Gateway, Inc. (C)	600	37,588
Godo Steel, Ltd. (C)	1,000	18,746
Goldcrest Company, Ltd.	990	23,485
Gree, Inc.	2,900	19,837
GS Yuasa Corp. (C)	6,000	31,545
G-Tekt Corp.	1,200	24,797
Gun-Ei Chemical Industry
Company, Ltd.	400	13,927
Gunosy, Inc. (B)(C)	900	25,669
Gunze, Ltd.	1,300	59,429
Gurunavi, Inc.	1,400	20,344
H2O Retailing Corp.	3,400	60,648
Hakuto Company, Ltd.	1,300	19,709
Hamakyorex Company, Ltd.	1,000	28,688
Hanwa Company, Ltd.	2,400	86,194
Happinet Corp.	1,000	16,333
Harima Chemicals, Inc.	2,000	17,818
Hazama Ando Corp.	10,090	70,617
Heiwa Corp. (C)	600	11,890
Heiwa Real Estate Company, Ltd.	2,800	47,735
Heiwado Company, Ltd.	2,000	43,790
Hibiya Engineering, Ltd.	1,500	31,146
Hiday Hidaka Corp.	835	23,236
Hioki EE Corp.	500	10,680
Hiramatsu, Inc. (C)	300	1,627
Hirata Corp. (C)	300	30,459
HIS Company, Ltd.	1,400	44,206
Hisaka Works, Ltd.	2,000	17,002
Hitachi Kokusai Electric, Inc.	4,000	109,664
Hitachi Maxell, Ltd. (C)	1,500	33,703
Hitachi Zosen Corp.	11,700	62,080
Hochiki Corp.	1,500	29,619
Hodogaya Chemical Company, Ltd.	700	47,588
Hogy Medical Company, Ltd.	900	63,902
Hokkaido Electric Power Company, Inc.	7,200	51,417
Hokkaido Gas Company, Ltd.	3,000	7,571
Hokkan Holdings, Ltd.	5,000	19,207
Hokuetsu Industries Company, Ltd.	2,000	19,947
Hokuetsu Kishu Paper
Company, Ltd. (C)	7,900	49,369
Hokuhoku Financial Group, Inc.	3,700	59,556
Hokuriku Electric Power Company (C)	9,000	75,543
Hokuto Corp.	1,600	27,874
H-One Company, Ltd.	1,000	10,945
Honeys Holdings Company, Ltd.	1,350	15,581
Hoosiers Holdings	1,500	15,640
Hosiden Corp. (C)	4,400	71,838
Hosokawa Micron Corp.	600	34,642
Ibiden Company, Ltd. (C)	3,000	47,863
IBJ Leasing Company, Ltd.	1,900	51,474
Ichibanya Company, Ltd.	1,100	45,766
Ichigo, Inc.	12,200	41,811
Ichikoh Industries, Ltd.	4,000	26,262
Ichinen Holdings Company, Ltd.	1,900	26,170
Ichiyoshi Securities Company, Ltd.	2,800	27,468
Icom, Inc.	500	12,110
Idec Corp. (C)	2,500	51,384
IDOM, Inc. (C)	3,900	24,102
Iino Kaiun Kaisha, Ltd.	5,200	24,225
Ikegami Tsushinki Company, Ltd.	4,000	5,876
Imasen Electric Industrial	1,700	21,192
Imperial Hotel, Ltd.	200	3,704
Inaba Denki Sangyo Company, Ltd.	1,600	66,410
Inaba Seisakusho Company, Ltd.	200	2,502
Inabata & Company, Ltd.	3,000	40,037
Inageya Company, Ltd.	1,500	24,742
Ines Corp.	1,900	17,647
Infocom Corp.	1,200	29,650
Infomart Corp.	7,400	53,198
Information Services
International-Dentsu, Ltd.	1,100	24,997
Intage Holdings, Inc. (C)	1,800	21,666
Internet Initiative Japan, Inc.	2,400	44,852
Inui Global Logistics Company, Ltd.	875	5,815
Investors Cloud Company, Ltd.	300	17,878
Iriso Electronics Company, Ltd. (C)	1,400	73,299
Iseki & Company, Ltd.	1,200	26,818
Ishihara Sangyo Kaisha, Ltd. (B)	2,100	29,814
Istyle, Inc. (C)	2,200	13,651
Itochu Enex Company, Ltd.	3,800	40,847
Itochu-Shokuhin Company, Ltd.	600	27,041
Itoki Corp.	2,100	17,699
IwaiCosmo Holdings, Inc.	900	10,812
Iwatani Corp.	2,200	67,016
J Trust Company, Ltd. (C)	4,900	42,041
JAC Recruitment Company, Ltd.	1,200	18,722
Jaccs Company, Ltd.	2,600	64,296
Jafco Company, Ltd.	800	40,968
Jalux, Inc. (C)	500	11,562
Jamco Corp. (C)	500	11,013
Janome Sewing Machine Company, Ltd.	1,200	8,135
Japan Asset Marketing
Company, Ltd. (B)(C)	14,200	15,655
Japan Aviation Electronics Industry, Ltd.	3,000	46,995
Japan Display, Inc. (B)(C)	25,200	48,851
Japan Drilling Company, Ltd. (B)(C)	400	7,484

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Investment Adviser Company, Ltd.	900	$21,335
Japan Lifeline Company, Ltd.	1,200	59,504
Japan Material Company, Ltd. (C)	700	18,463
Japan Petroleum Exploration
Company, Ltd.	1,200	26,006
Japan Pulp & Paper Company, Ltd.	600	24,412
Japan Securities Finance Company, Ltd.	5,700	30,726
Japan Transcity Corp.	5,000	21,211
Jastec Company, Ltd.	400	4,886
JBCC Holdings, Inc. (C)	1,900	18,662
JCU Corp.	400	17,863
Jeol, Ltd.	6,000	30,538
Jimoto Holdings, Inc.	3,800	7,027
JINS, Inc.	800	50,070
JMS Company, Ltd.	500	3,036
J-Oil Mills, Inc.	600	21,106
Joshin Denki Company, Ltd.	1,500	50,939
JSP Corp.	800	24,541
Juki Corp.	1,400	20,046
Justsystems Corp.	1,500	31,778
JVC Kenwood Corp.	9,070	26,255
K&O Energy Group, Inc.	800	13,040
kabu.com Securities Company, Ltd.	11,400	34,699
Kadokawa Dwango Corp.	3,636	44,201
Kaga Electronics Company, Ltd.	1,100	32,551
Kameda Seika Company, Ltd. (C)	700	30,943
Kamei Corp.	2,000	32,774
Kanamoto Company, Ltd.	1,900	60,015
Kandenko Company, Ltd.	7,000	73,551
Kanematsu Corp.	7,000	89,431
Kanematsu Electronics, Ltd.	700	20,680
Kansai Urban Banking Corp.	1,300	16,172
Kanto Denka Kogyo Company, Ltd. (C)	2,000	21,380
Kasai Kogyo Company, Ltd.	1,000	15,178
Katakura Industries Company, Ltd.	1,100	13,274
Kato Sangyo Company, Ltd.	1,800	54,191
Kato Works Company, Ltd.	400	11,965
KAWADA TECHNOLOGIES, Inc. (C)	200	11,515
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	12,508
Kawasaki Kisen Kaisha, Ltd. (B)(C)	3,000	79,020
Keihanshin Building Company, Ltd.	3,200	21,600
Keihin Corp.	3,300	56,503
Keiyo Company, Ltd.	3,400	23,215
Kenedix, Inc. (C)	1,600	8,902
Kenko Mayonnaise Company, Ltd.	1,200	29,376
Key Coffee, Inc. (C)	800	15,401
KFC Holdings Japan, Ltd. (C)	600	10,666
Kimoto Company, Ltd.	3,000	6,779
Kintetsu World Express, Inc.	2,600	43,169
Kissei Pharmaceutical Company, Ltd.	2,000	54,053
Kito Corp.	900	11,233
Kitz Corp.	5,900	48,136
KLab, Inc. (B)(C)	2,100	30,269
Koa Corp.	2,300	42,712
Koatsu Gas Kogyo Company, Ltd.	3,000	22,248
Kohnan Shoji Company, Ltd.	1,800	33,816
Kohsoku Corp.	1,400	14,870
Kojima Company, Ltd. (B)	3,000	10,749
Kokuyo Company, Ltd.	5,600	94,919
Komatsu Seiren Company, Ltd.	2,000	15,429
Komeri Company, Ltd.	700	20,164
Komori Corp.	3,700	46,571
Konishi Company, Ltd.	2,200	38,959
Konoike Transport Company, Ltd.	2,600	39,640
Koshidaka Holdings Company, Ltd.	500	14,938
Kotobuki Spirits Company, Ltd.	1,900	67,853
Krosaki Harima Corp.	400	19,173
K’s Holdings Corp. (C)	1,600	35,438
Kumagai Gumi Company, Ltd.	1,800	54,355
Kumiai Chemical Industry
Company, Ltd. (C)	4,184	30,131
Kura Corp.	800	35,771
Kurabo Industries, Ltd.	16,000	44,039
Kureha Corp.	800	43,568
Kurimoto, Ltd.	1,000	20,840
Kuroda Electric Company, Ltd.	1,800	31,388
Kusuri no Aoki Holdings Company, Ltd.	400	23,748
KYB Corp.	1,600	96,829
Kyodo Printing Company, Ltd.	500	16,976
Kyoei Steel, Ltd. (C)	1,100	17,166
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	38,805
Kyokuto Securities Company, Ltd.	2,300	31,283
Kyokuyo Company, Ltd.	700	20,797
KYORIN Holdings, Inc.	3,100	62,500
Kyoritsu Maintenance Company, Ltd. (C)	1,560	46,631
Kyosan Electric Manufacturing
Company, Ltd.	2,000	10,469
Kyowa Exeo Corp.	5,900	117,239
Kyudenko Corp.	1,000	38,787
Kyushu Financial Group, Inc.	7,220	44,449
Lasertec Corp.	1,800	37,058
LEC, Inc.	1,400	36,459
Leopalace21 Corp.	12,500	87,112
Life Corp.	1,200	30,759
LIFULL Company, Ltd.	3,800	33,113
Link And Motivation, Inc. (C)	2,300	13,814
Lintec Corp.	1,600	43,426
M&A Capital Partners
Company, Ltd. (B)(C)	300	14,942
Macnica Fuji Electronics Holdings, Inc.	2,250	41,474
Maeda Corp.	8,000	97,861
Maeda Kosen Company, Ltd.	1,100	18,125
Maeda Road Construction Company, Ltd.	4,000	86,144
Maezawa Kasei Industries
Company, Ltd. (C)	1,100	11,935
Maezawa Kyuso Industries
Company, Ltd.	900	14,863
Makino Milling Machine Company, Ltd.	6,000	53,341
Mandom Corp.	1,000	27,548
Mani, Inc.	1,200	28,778
Mars Engineering Corp.	700	14,681
Marubun Corp.	200	1,515
Marudai Food Company, Ltd.	8,000	37,909
Maruha Nichiro Corp.	2,738	80,491
Marusan Securities Company, Ltd. (C)	4,700	38,859
Maruwa Company, Ltd.	600	33,940
Maruwa Unyu Kikan Company, Ltd. (C)	1,200	28,131
Maruzen Showa Unyu Company, Ltd.	4,000	18,765
Marvelous, Inc. (C)	1,400	11,892
Matsuda Sangyo Company, Ltd.	1,400	20,171
Matsui Securities Company, Ltd. (C)	1,900	14,326
Matsuya Foods Company, Ltd.	700	26,544
Max Company, Ltd.	2,000	27,718
MCJ Company, Ltd.	1,600	17,340
Megachips Corp. (C)	1,700	55,862
Megmilk Snow Brand Company, Ltd.	2,700	73,421
Meidensha Corp. (C)	9,000	34,398
Meiko Electronics Company, Ltd. (C)	2,000	37,521
Meiko Network Japan Company, Ltd.	1,100	15,613

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Meisei Industrial Company, Ltd.	3,000	$19,996
Meitec Corp.	1,800	90,235
Meito Sangyo Company, Ltd.	900	11,606
Melco Holdings, Inc.	700	22,269
Menicon Company, Ltd.	400	15,826
METAWATER Company, Ltd.	800	21,998
Micronics Japan Company, Ltd. (C)	1,200	11,078
Mie Kotsu Group Holdings, Inc.	3,700	14,905
Milbon Company, Ltd.	556	33,766
Mimasu Semiconductor Industry
Company, Ltd.	1,400	22,546
Ministop Company, Ltd.	1,100	21,365
Mirait Holdings Corp.	4,240	51,015
Miroku Jyoho Service Company, Ltd.	700	16,304
Misawa Homes Company, Ltd.	2,000	16,807
Mitani Sekisan Company, Ltd.	600	13,663
Mitsuba Corp.	2,300	35,653
Mitsubishi Nichiyu Forklift
Company, Ltd.	1,000	7,144
Mitsubishi Paper Mills, Ltd. (B)	2,600	17,525
Mitsubishi Pencil Company, Ltd.	2,000	50,249
Mitsubishi Shokuhin Company, Ltd.	200	5,846
Mitsubishi Steel Manufacturing
Company, Ltd.	1,000	25,564
Mitsuboshi Belting, Ltd.	4,000	48,280
Mitsui Engineering & Shipbuilding
Company, Ltd. (C)	4,600	60,058
Mitsui High-Tec, Inc.	2,200	45,662
Mitsui Home Company, Ltd.	3,000	19,542
Mitsui Matsushima Company, Ltd.	1,000	13,486
Mitsui Mining & Smelting
Company, Ltd.	2,700	140,090
Mitsui Sugar Company, Ltd.	1,000	33,669
Mitsui-Soko Holdings Company, Ltd. (B)	3,000	8,863
Mitsuuroko Group Holdings
Company, Ltd.	3,200	23,627
Mizuno Corp.	1,400	39,774
Mochida Pharmaceutical Company, Ltd.	400	29,432
Modec, Inc.	900	21,764
Monex Group, Inc. (C)	17,200	46,260
Morinaga Milk Industry Company, Ltd.	2,400	91,719
Morita Holdings Corp.	2,200	34,231
Morpho, Inc. (B)(C)	500	22,497
Musashi Seimitsu Industry
Company, Ltd.	1,300	40,609
Nachi-Fujikoshi Corp.	11,000	61,990
Nagaileben Company, Ltd.	1,200	30,201
Nagase & Company, Ltd.	5,000	83,873
Nagatanien Holdings Company, Ltd.	2,000	23,192
Nakamuraya Company, Ltd.	300	13,519
Nakanishi, Inc.	400	18,093
Nakayama Steel Works, Ltd.	1,100	7,116
Namura Shipbuilding Company, Ltd. (C)	3,252	19,209
NEC Capital Solutions, Ltd.	800	15,365
NEC Networks & System
Integration Corp.	1,500	35,836
NET One Systems Company, Ltd. (C)	6,400	67,774
Neturen Company, Ltd.	2,300	23,159
Nice Holdings, Inc.	600	8,291
Nichias Corp.	7,000	86,497
Nichicon Corp. (C)	3,400	41,825
Nichiden Corp.	600	12,329
Nichiha Corp.	1,600	60,071
NichiiGakkan Company, Ltd.	900	9,277
Nichi-iko Pharmaceutical
Company, Ltd. (C)	3,100	48,261
Nichireki Company, Ltd.	2,000	25,552
Nichirin Company, Ltd.	800	27,683
Nihon Chouzai Company, Ltd.	400	12,872
Nihon Dempa Kogyo Company, Ltd.	1,800	14,041
Nihon House Holdings Company, Ltd.	1,000	5,788
Nihon Kagaku Sangyo
Company, Ltd. (C)	1,000	19,505
Nihon Kohden Corp.	2,900	62,768
Nihon Nohyaku Company, Ltd. (C)	4,000	22,425
Nihon Parkerizing Company, Ltd.	6,000	96,125
Nihon Tokushu Toryo Company, Ltd.	1,000	17,120
Nihon Unisys, Ltd.	1,400	22,396
Nikkiso Company, Ltd.	3,900	36,267
Nikkon Holdings Company, Ltd.	3,800	94,020
Nippo Corp.	1,000	21,408
Nippon Beet Sugar
Manufacturing Company, Ltd.	900	19,435
Nippon Carbon Company, Ltd.	600	23,466
Nippon Ceramic Company, Ltd.	1,400	39,332
Nippon Chemical Industrial
Company, Ltd.	700	16,619
Nippon Chemi-Con Corp.	1,100	39,126
Nippon Coke & Engineering
Company, Ltd.	18,000	18,736
Nippon Denko Company, Ltd.	6,530	26,062
Nippon Densetsu Kogyo Company, Ltd.	2,100	44,223
Nippon Fine Chemical Company, Ltd.	800	6,737
Nippon Flour Mills Company, Ltd.	4,000	60,941
Nippon Gas Company, Ltd. (C)	2,000	62,201
Nippon Hume Corp.	2,000	12,337
Nippon Kanzai Company, Ltd.	700	12,447
Nippon Koei Company, Ltd.	1,000	34,040
Nippon Koshuha Steel Company, Ltd.	800	8,037
Nippon Light Metal Holdings
Company, Ltd. (C)	38,100	108,516
Nippon Paper Industries
Company, Ltd. (C)	2,100	39,070
Nippon Parking Development
Company, Ltd.	8,400	12,389
Nippon Pillar Packing Company, Ltd.	1,500	22,675
Nippon Seiki Company, Ltd. (C)	3,000	61,274
Nippon Sharyo, Ltd. (B)(C)	6,000	16,116
Nippon Sheet Glass
Company, Ltd. (B)(C)	5,800	45,119
Nippon Soda Company, Ltd.	8,000	48,643
Nippon Steel & Sumikin Bussan Corp.	972	53,619
Nippon Suisan Kaisha, Ltd.	15,600	87,122
Nippon Thompson Company, Ltd.	4,700	26,059
Nippon Valqua Industries, Ltd.	1,000	24,438
Nippon Yakin Kogyo Company, Ltd.	10,000	20,831
Nipro Corp. (C)	7,000	96,624
Nishimatsu Construction Company, Ltd.	3,200	92,519
Nishimatsuya Chain Company, Ltd.	3,900	43,655
Nishi-Nippon Financial Holdings, Inc.	7,000	76,674
Nishi-Nippon Railroad Company, Ltd.	2,800	67,426
Nishio Rent All Company, Ltd.	800	26,671
Nissan Shatai Company, Ltd.	3,400	37,560
Nissei ASB Machine Company, Ltd.	500	20,127
Nissei Build Kogyo Company, Ltd.	2,000	21,657
Nissha Printing Company, Ltd. (C)	600	16,298
Nisshin Fudosan Company, Ltd.	4,500	30,592
Nisshin Steel Company, Ltd. (C)	3,660	46,845
Nisshinbo Holdings, Inc. (C)	8,368	99,046

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissin Corp.	800	$20,762
Nissin Electric Company, Ltd.	3,400	41,920
Nissin Kogyo Company, Ltd.	2,100	37,592
Nissin Sugar Holdings Company, Ltd.	300	5,335
Nitta Corp.	1,300	47,288
Nittan Valve Company, Ltd.	1,200	4,321
Nittetsu Mining Company, Ltd.	300	21,898
Nitto Boseki Company, Ltd.	2,000	61,424
Nitto Kogyo Corp.	1,600	28,304
Nitto Kohki Company, Ltd.	1,000	24,420
NOF Corp.	5,000	141,486
Nohmi Bosai, Ltd.	1,300	20,514
Nojima Corp.	1,600	32,420
Nomura Company, Ltd.	2,400	53,204
Noritake Company, Ltd.	700	33,493
Noritsu Koki Company, Ltd. (C)	1,900	23,983
Noritz Corp.	1,000	17,985
North Pacific Bank, Ltd.	20,300	64,312
NS Solutions Corp.	2,000	44,137
NS United Kaiun Kaisha, Ltd.	800	17,553
NSD Company, Ltd.	2,900	53,854
NuFlare Technology, Inc. (C)	400	21,634
Obara Group, Inc.	1,000	56,638
Oenon Holdings, Inc.	6,000	16,589
Ohsho Food Service Corp. (C)	700	28,133
Oiles Corp.	1,380	25,600
Okabe Company, Ltd.	2,600	24,533
Okamoto Industries, Inc.	3,000	31,258
Okamura Corp.	4,500	51,434
Okasan Securities Group, Inc.	7,000	40,251
Oki Electric Industry Company, Ltd.	3,100	41,332
Okinawa Cellular Telephone Company	400	13,899
OKUMA Corp.	1,200	65,764
Okumura Corp.	1,600	61,203
Okura Industrial Company, Ltd.	4,000	28,993
Okuwa Company, Ltd.	3,000	30,965
Onoken Company, Ltd. (C)	1,500	25,129
Onward Holdings Company, Ltd.	10,000	76,111
Open House Company, Ltd.	800	27,954
Optex Company, Ltd.	400	15,003
Organo Corp.	600	14,841
Origin Electric Company, Ltd.	600	11,108
Osaka Soda Company, Ltd. (C)	800	20,630
Osaka Steel Company, Ltd.	700	15,876
OSAKA Titanium Technologies
Company, Ltd.	800	11,648
Osaki Electric Company, Ltd.	3,000	23,248
OSG Corp. (C)	2,600	59,206
OSJB Holdings Corp.	7,600	22,456
Outsourcing, Inc.	5,000	69,628
Oyo Corp.	1,300	20,162
Pacific Industrial Company, Ltd.	3,000	40,049
Pacific Metals Company, Ltd. (B)(C)	900	22,948
PAL GROUP Holdings Company, Ltd.	700	21,709
PALTAC CORPORATION	500	19,514
Paramount Bed Holdings
Company, Ltd. (C)	800	34,407
Parco Company, Ltd.	800	9,809
Paris Miki Holdings, Inc.	1,100	4,702
PC Depot Corp. (C)	960	7,332
Penta-Ocean Construction Company, Ltd.	14,500	91,550
Pepper Food Service Company, Ltd. (C)	1,400	59,052
Pilot Corp.	2,000	95,645
Piolax, Inc.	2,100	59,530
Pioneer Corp. (B)	31,100	57,792
Plenus Company, Ltd.	1,300	28,726
Press Kogyo Company, Ltd.	7,000	38,314
Pressance Corp.	1,800	24,383
Prestige International, Inc. (C)	2,500	24,964
Prima Meat Packers, Ltd.	10,000	67,692
Pronexus, Inc.	600	7,143
Proto Corp. (C)	200	3,601
Qol Company, Ltd.	1,400	24,480
Raito Kogyo Company, Ltd.	3,100	30,830
Relia, Inc. (C)	1,200	13,859
Rengo Company, Ltd. (C)	11,800	70,238
Resorttrust, Inc. (C)	1,300	23,263
Ricoh Leasing Company, Ltd.	800	30,109
Riken Corp.	600	30,896
Riken Keiki Company, Ltd.	1,300	26,091
Riken Technos Corp.	3,000	18,305
Riken Vitamin Company, Ltd.	700	26,432
Ringer Hut Company, Ltd.	600	13,636
Riso Kagaku Corp.	800	14,565
Riso Kyoiku Company, Ltd. (C)	3,100	24,121
Rock Field Company, Ltd.	1,000	17,751
Rohto Pharmaceutical Company, Ltd.	1,700	38,386
Rokko Butter Company, Ltd. (C)	600	12,824
Roland DG Corp.	900	23,089
Rorze Corp. (C)	900	18,684
Round One Corp.	3,800	51,137
Royal Holdings Company, Ltd.	900	22,673
Ryobi, Ltd.	2,000	53,895
Ryoden Corp.	1,500	22,723
Ryosan Company, Ltd.	2,100	83,423
Ryoyo Electro Corp.	1,600	28,473
S Foods, Inc.	500	19,416
Sac’s Bar Holdings, Inc.	600	7,774
Saibu Gas Company, Ltd.	1,900	47,642
Saizeriya Company, Ltd.	2,100	57,823
Sakai Chemical Industry Company, Ltd.	1,400	35,863
Sakai Moving Service Company, Ltd.	500	26,406
Sakata INX Corp.	3,100	57,256
Sala Corp.	1,500	12,880
SAMTY Company, Ltd.	1,600	25,535
San-A Company, Ltd.	900	40,073
San-Ai Oil Company, Ltd.	3,500	38,849
Sanden Holdings Corp. (B)	1,400	27,803
Sangetsu Company, Ltd. (C)	3,900	67,044
Sanken Electric Company, Ltd.	7,000	38,574
Sanki Engineering Company, Ltd.	4,000	44,893
Sankyo Seiko Company, Ltd.	3,200	11,980
Sankyo Tateyama, Inc.	1,500	21,320
Sankyu, Inc.	2,600	110,116
Sanrio Company, Ltd. (C)	3,500	66,508
Sanshin Electronics Company, Ltd.	2,300	34,134
Sanyo Chemical Industries, Ltd.	900	52,447
Sanyo Denki Company, Ltd.	600	33,896
Sanyo Electric Railway Company, Ltd.	1,000	25,120
Sanyo Shokai, Ltd. (C)	700	10,672
Sanyo Special Steel Company, Ltd.	1,400	35,920
Sanyo Trading Company, Ltd.	1,000	23,265
Sapporo Holdings, Ltd.	3,600	97,048
Sato Holdings Corp.	1,700	40,257
Sato Restaurant Systems Company, Ltd.	1,800	14,769
Seikitokyu Kogyo Company, Ltd.	1,600	9,310
Seiko Holdings Corp.	1,400	31,545
Seiren Company, Ltd.	3,700	68,198
Sekisui Jushi Corp.	2,200	40,805
Sekisui Plastics Company, Ltd.	2,500	31,439

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Senko Group Holdings Company, Ltd.	7,400	$52,763
Senshu Ikeda Holdings, Inc.	17,200	66,260
Senshukai Company, Ltd. (C)	3,300	20,209
Septeni Holdings Company, Ltd. (C)	6,500	17,875
Shibaura Electronics Company, Ltd.	500	20,130
Shibuya Corp.	800	26,016
Shikibo, Ltd.	1,100	16,838
Shikoku Chemicals Corp.	3,000	45,403
Shima Seiki Manufacturing, Ltd.	1,600	84,305
Shimachu Company, Ltd.	3,300	86,755
Shinagawa Refractories Company, Ltd.	600	20,001
Shindengen Electric Manufacturing
Company, Ltd.	500	32,043
Shin-Etsu Polymer Company, Ltd.	3,000	27,247
Shinkawa, Ltd. (B)(C)	1,500	10,770
Shinko Electric Industries Company, Ltd.	5,100	34,416
Shinko Plantech Company, Ltd.	3,300	28,980
Shinko Shoji Company, Ltd.	1,600	28,388
Shinmaywa Industries, Ltd.	6,000	54,524
Shinnihon Corp.	2,500	19,295
Shinoken Group Company, Ltd. (C)	1,000	22,415
Ship Healthcare Holdings, Inc.	2,600	80,320
Shizuoka Gas Company, Ltd.	4,500	35,625
Shochiku Company, Ltd.	100	14,265
Shoei Company, Ltd.	400	12,359
Shoei Foods Corp. (C)	700	28,807
Showa Corp.	3,500	43,023
Showa Sangyo Company, Ltd.	1,400	36,176
Siix Corp.	800	35,214
Sinanen Holdings Company, Ltd.	800	16,496
Sinfonia Technology Company, Ltd.	8,000	34,302
Sinko Industries, Ltd.	1,500	25,151
Sintokogio, Ltd.	3,400	36,808
SKY Perfect JSAT Holdings, Inc.	10,300	46,146
SMK Corp.	3,000	13,877
SMS Company, Ltd.	1,600	50,991
Sodick Company, Ltd. (C)	2,400	29,758
Sogo Medical Company, Ltd.	600	27,455
Sosei Group Corp. (B)	300	25,374
SRA Holdings	600	15,932
ST Corp.	1,100	24,557
St. Marc Holdings Company, Ltd.	800	23,541
Star Micronics Company, Ltd.	2,300	39,622
Starts Corp., Inc.	1,900	48,892
Starzen Company, Ltd.	300	14,647
Stella Chemifa Corp.	800	34,140
Studio Alice Company, Ltd.	900	21,794
Sumida Corp. (C)	1,600	31,242
Suminoe Textile Company, Ltd.	5,000	15,751
Sumitomo Bakelite Company, Ltd.	10,000	73,726
Sumitomo Densetsu Company, Ltd.	1,300	24,018
Sumitomo Mitsui Construction
Company, Ltd.	6,000	34,699
Sumitomo Osaka Cement
Company, Ltd. (C)	16,000	70,763
Sumitomo Riko Company, Ltd.	2,400	24,157
Sumitomo Seika Chemicals
Company, Ltd.	500	23,917
Sun Frontier Fudousan Company, Ltd.	2,200	23,788
SWCC Showa Holdings
Company, Ltd. (B)	2,400	22,071
Systena Corp.	1,200	29,955
T Hasegawa Company, Ltd.	1,600	30,668
T RAD Company, Ltd.	500	19,373
T&K Toka Company, Ltd.	1,600	18,900
Tabuchi Electric Company, Ltd. (B)(C)	2,000	5,123
Tachibana Eletech Company, Ltd.	360	5,809
Tachi-S Company, Ltd.	1,900	35,200
Tadano, Ltd. (C)	4,300	50,293
Taihei Dengyo Kaisha, Ltd.	1,500	39,497
Taiho Kogyo Company, Ltd.	1,200	18,238
Taikisha, Ltd.	1,600	44,131
Taiko Pharmaceutical Company, Ltd.	1,100	22,918
Taisei Lamick Company, Ltd.	500	13,447
Taiyo Holdings Company, Ltd. (C)	1,000	46,620
Taiyo Yuden Company, Ltd. (C)	7,400	109,588
Takamatsu Construction Group
Company, Ltd.	1,000	27,715
Takaoka Toko Company, Ltd.	700	12,510
Takara Holdings, Inc.	3,900	35,593
Takara Leben Company, Ltd.	6,300	30,807
Takara Standard Company, Ltd.	2,800	48,299
Takasago International Corp.	1,200	41,310
Takasago Thermal Engineering
Company, Ltd.	3,100	51,243
Take and Give Needs Company, Ltd.	200	1,507
Takeei Corp.	700	7,523
Takeuchi Manufacturing
Company, Ltd. (C)	2,200	46,057
Takihyo Company, Ltd. (C)	600	12,338
Takuma Company, Ltd.	4,800	58,369
Tamron Company, Ltd.	1,500	28,988
Tamura Corp.	7,000	42,538
Tanseisha Company, Ltd.	1,700	20,959
Tatsuta Electric Wire & Cable
Company, Ltd.	4,200	32,048
Tayca Corp.	1,500	29,412
Techmatrix Corp.	1,400	19,816
Teikoku Sen-I Company, Ltd.	1,200	24,417
Tekken Corp.	800	25,768
Tenma Corp.	1,000	20,240
T-Gaia Corp.	300	5,834
The 77 Bank, Ltd.	4,400	108,910
The Aichi Bank, Ltd.	600	36,596
The Akita Bank, Ltd.	1,100	34,596
The Aomori Bank, Ltd.	1,700	59,411
The Awa Bank, Ltd.	11,000	72,624
The Bank of Iwate, Ltd.	1,100	44,472
The Bank of Nagoya, Ltd. (C)	1,100	43,258
The Bank of Okinawa, Ltd.	1,640	66,028
The Bank of Saga, Ltd.	1,000	24,203
The Bank of the Ryukyus, Ltd.	3,000	46,460
The Chiba Kogyo Bank, Ltd.	3,200	16,913
The Chukyo Bank, Ltd.	900	18,714
The Daisan Bank, Ltd.	1,000	16,430
The Daishi Bank, Ltd.	1,700	80,195
The Ehime Bank, Ltd. (C)	2,100	26,980
The Eighteenth Bank, Ltd.	10,000	24,464
The First Bank of Toyama, Ltd.	2,800	13,352
The Fukui Bank, Ltd.	1,800	47,757
The Fukushima Bank, Ltd.	2,100	17,074
The Hokkoku Bank, Ltd.	1,500	65,785
The Hokuetsu Bank, Ltd.	2,000	45,518
The Hyakugo Bank, Ltd.	16,000	71,538
The Hyakujushi Bank, Ltd.	17,000	58,966
The Japan Steel Works, Ltd. (C)	3,700	85,174
The Japan Wool Textile Company, Ltd.	4,000	36,126
The Juroku Bank, Ltd.	1,200	39,514
The Keiyo Bank, Ltd.	16,000	74,302
The Kinki Sharyo Company, Ltd. (B)(C)	300	6,991

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Kita-Nippon Bank, Ltd.	700	$19,692
The Kiyo Bank, Ltd.	3,800	63,826
The Michinoku Bank, Ltd. (C)	1,400	24,106
The Mie Bank, Ltd.	1,000	23,416
The Minato Bank, Ltd.	1,200	21,807
The Miyazaki Bank, Ltd.	1,000	36,293
The Monogatari Corp.	400	25,858
The Musashino Bank, Ltd.	1,700	50,572
The Nagano Bank, Ltd. (C)	800	14,006
The Nanto Bank, Ltd.	2,000	56,197
The Nippon Road Company, Ltd.	500	27,721
The Nippon Signal Company, Ltd.	5,100	54,915
The Nisshin Oillio Group, Ltd.	2,000	65,647
The Ogaki Kyoritsu Bank, Ltd.	2,600	72,793
The Oita Bank, Ltd.	900	37,346
The Okinawa Electric Power
Company, Inc.	2,557	56,216
The Pack Corp.	800	28,384
The San-In Godo Bank, Ltd.	8,000	69,375
The Shibusawa Warehouse
Company, Ltd.	1,000	17,834
The Shiga Bank, Ltd. (C)	16,000	89,036
The Shikoku Bank, Ltd.	2,800	42,383
The Shimizu Bank, Ltd.	500	16,004
The Sumitomo Warehouse
Company, Ltd.	10,048	66,760
The Tochigi Bank, Ltd.	8,000	34,154
The Toho Bank, Ltd.	12,000	45,161
The Tohoku Bank, Ltd.	400	5,393
The Tottori Bank, Ltd.	400	6,105
The Towa Bank, Ltd.	2,100	22,509
The Yamagata Bank, Ltd. (C)	2,000	46,433
The Yamanashi Chuo Bank, Ltd.	10,000	42,089
Tigers Polymer Corp.	1,000	7,090
TKC Corp.	1,100	33,732
Toa Corp.	1,400	14,740
Toa Corp.	1,200	23,409
Toagosei Company, Ltd.	6,900	92,499
Tobishima Corp.	7,200	10,438
TOC Company, Ltd.	3,400	29,935
Tocalo Company, Ltd.	800	30,888
Toda Corp.	13,000	101,380
Toda Kogyo Corp. (C)	300	13,106
Toei Animation Company, Ltd.	400	41,353
Toei Company, Ltd.	500	55,660
Toenec Corp.	600	17,927
Toho Company, Ltd.	600	14,394
Toho Holdings Company, Ltd. (C)	3,200	61,229
Toho Titanium Company, Ltd.	3,000	21,660
Toho Zinc Company, Ltd.	800	34,532
Tokai Carbon Company, Ltd.	13,000	122,440
Tokai Corp.	600	25,634
TOKAI Holdings Corp.	4,000	30,934
Tokai Rika Company, Ltd.	2,600	51,443
Tokai Tokyo Financial Holdings, Inc. (C)	11,500	68,328
Token Corp.	610	72,727
Tokushu Tokai Paper Company, Ltd.	600	23,444
Tokuyama Corp. (C)	4,000	94,822
Tokyo Base Company, Ltd. (B)	300	14,465
Tokyo Dome Corp.	5,500	50,830
Tokyo Energy & Systems, Inc.	2,000	21,525
Tokyo Individualized Educational
Institute, Inc. (C)	1,200	10,767
Tokyo Keiki, Inc. (C)	1,000	13,957
Tokyo Ohka Kogyo Company, Ltd.	2,600	92,465
Tokyo Rakutenchi Company, Ltd.	200	10,276
Tokyo Rope Manufacturing
Company, Ltd.	700	10,571
Tokyo Seimitsu Company, Ltd.	2,600	92,266
Tokyo Steel Manufacturing
Company, Ltd.	2,600	21,459
Tokyo Tekko Company, Ltd.	800	16,136
Tokyo Theatres Company, Inc.	900	11,796
Tokyo TY Financial Group, Inc.	1,936	49,552
Tokyotokeiba Company, Ltd.	1,700	51,194
Tokyu Construction Company, Ltd.	1,500	12,316
Tomato Bank, Ltd.	1,100	14,758
Tomen Devices Corp.	200	5,449
Tomoe Corp.	2,200	8,220
Tomoe Engineering Company, Ltd.	800	15,389
Tomoku Company, Ltd.	1,200	21,071
TOMONY Holdings, Inc.	10,600	48,014
Tomy Company, Ltd.	4,500	62,230
Tonami Holdings Company, Ltd.	500	24,146
Topcon Corp.	4,100	72,368
Toppan Forms Company, Ltd.	3,400	36,087
Topre Corp.	2,300	70,698
Topy Industries, Ltd.	1,300	43,485
Toridoll Holdings Corp.	1,400	42,132
Torii Pharmaceutical Company, Ltd.	1,100	31,304
Torishima Pump Manufacturing
Company, Ltd.	900	9,527
Tosei Corp.	1,300	11,423
Toshiba Machine Company, Ltd.	8,000	43,698
Toshiba Plant Systems & Services Corp.	2,000	33,645
Toshiba TEC Corp.	3,000	16,546
Tosho Company, Ltd. (C)	800	19,681
Tosho Printing Company, Ltd. (C)	1,500	14,329
Totetsu Kogyo Company, Ltd. (C)	1,800	59,278
Towa Corp. (C)	1,300	20,569
Towa Pharmaceutical Company, Ltd. (C)	700	35,382
Toyo Construction Company, Ltd.	3,100	14,264
Toyo Denki Seizo KK	600	13,295
Toyo Engineering Corp.	2,200	26,851
Toyo Ink SC Holdings Company, Ltd.	11,000	61,952
Toyo Kanetsu KK	400	14,888
Toyo Kohan Company, Ltd.	4,000	18,664
Toyo Securities Company, Ltd.	6,000	14,478
Toyo Tanso Company, Ltd.	1,000	23,893
Toyo Wharf & Warehouse
Company, Ltd. (C)	600	10,422
Toyobo Company, Ltd.	3,294	62,745
TPR Company, Ltd.	1,400	47,036
Trancom Company, Ltd.	300	16,492
Transcosmos, Inc.	1,400	32,331
Trusco Nakayama Corp.	3,000	73,154
Trust Tech, Inc.	400	11,073
TS Tech Company, Ltd.	2,600	87,415
TSI Holdings Company, Ltd.	3,770	29,986
Tsubaki Nakashima Company, Ltd. (C)	700	14,712
Tsubakimoto Chain Company, Ltd.	8,000	63,939
Tsugami Corp.	3,000	25,363
Tsukishima Kikai Company, Ltd.	2,000	24,235
Tsukuba Bank, Ltd.	5,700	19,110
Tsukui Corp.	4,800	33,222
Tsurumi Manufacturing Company, Ltd.	1,000	17,785
Tsutsumi Jewelry Company, Ltd.	700	12,092
TV Tokyo Holdings Corp.	500	10,362
UACJ Corp. (C)	1,903	54,279
Uchida Yoko Company, Ltd.	800	26,410

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
UKC Holdings Corp.	700	$12,111
Uniden Holdings Corp. (B)	9,000	24,041
Union Tool Company, Ltd.	700	21,738
Unipres Corp.	2,600	72,348
United Arrows, Ltd.	1,200	43,615
United Super Markets Holdings, Inc.	4,200	40,226
UNITED, Inc.	400	10,551
Unitika, Ltd. (B)	5,900	46,465
Universal Entertainment Corp. (C)	600	17,654
Unizo Holdings Company, Ltd.	900	20,878
U-Shin, Ltd. (B)(C)	2,300	16,488
Ushio, Inc.	3,600	48,048
UT Group Company, Ltd. (B)	1,500	29,394
V Technology Company, Ltd. (C)	300	50,352
Valor Holdings Company, Ltd.	2,600	55,590
Vector, Inc.	1,100	15,696
Vital KSK Holdings, Inc.	2,400	19,915
VT Holdings Company, Ltd. (C)	3,300	18,904
Wacoal Holdings Corp.	4,000	114,188
Wakachiku Construction Company, Ltd.	900	15,489
Wakita & Company, Ltd.	4,000	48,382
Warabeya Nichiyo Company, Ltd.	900	22,959
WATAMI Company, Ltd.	1,200	15,995
Weathernews, Inc.	500	15,846
West Holdings Corp.	1,300	9,075
W-Scope Corp. (C)	2,300	46,658
Xebio Holdings Company, Ltd.	2,800	54,830
Yahagi Construction Company, Ltd.	2,000	17,201
Yaizu Suisankagaku Industry
Company, Ltd.	1,100	11,666
Yakuodo Company, Ltd. (C)	700	18,285
YAMABIKO Corp.	2,400	33,004
Yamaichi Electronics Company, Ltd.	1,700	31,289
YA-MAN, Ltd. (C)	300	32,226
Yamashin-Filter Corp.	600	20,882
Yamato Kogyo Company, Ltd.	1,000	27,106
Yamazen Corp.	3,900	42,236
Yaoko Company, Ltd.	600	27,769
Yasuda Logistics Corp.	1,400	11,250
Yellow Hat, Ltd.	1,000	28,371
Yodogawa Steel Works, Ltd.	1,200	32,888
Yokogawa Bridge Holdings Corp.	2,100	40,759
Yokohama Reito Company, Ltd. (C)	2,900	27,334
Yomeishu Seizo Company, Ltd.	500	10,085
Yomiuri Land Company, Ltd.	200	8,420
Yondenko Corp.	600	16,642
Yondoshi Holdings, Inc. (C)	1,300	36,968
Yorozu Corp.	800	17,120
Yuasa Trading Company, Ltd.	1,100	38,884
Yume No Machi Souzou Iinkai
Company, Ltd. (C)	1,700	25,958
Yumeshin Holdings Company, Ltd. (C)	2,200	15,239
Yurtec Corp.	2,000	15,671
Yusen Logistics Company, Ltd.	1,200	10,957
Yushiro Chemical Industry
Company, Ltd.	1,100	16,244
Zenrin Company, Ltd. (C)	1,300	39,549
ZERIA Pharmaceutical
Company, Ltd. (C)	2,200	39,356
ZIGExN Company, Ltd. (B)	1,700	24,857
Zojirushi Corp. (C)	2,000	19,164
		32,686,347
Jersey, Channel Islands - 0.2%
Centamin PLC	71,818	139,521
Phoenix Group Holdings	17,598	178,367
		317,888
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	850	42,711
VP Bank AG	77	10,345
		53,056
Luxembourg - 0.3%
APERAM SA	3,189	167,120
B&M European Value Retail SA	24,612	127,857
L’Occitane International SA	22,250	48,512
Stabilus SA	323	29,348
Sword Group	496	20,820
		393,657
Macau - 0.0%
Macau Legend Development, Ltd. (B)(C)	129,000	21,179
Malta - 0.1%
Kindred Group PLC	10,896	125,388
Monaco - 0.1%
Endeavour Mining Corp. (B)	3,183	63,673
Mongolia - 0.0%
Mongolian Mining Corp. (B)(C)	346,000	10,500
Netherlands - 2.3%
Aalberts Industries NV	5,614	271,368
Accell Group	1,798	55,571
AMG Advanced Metallurgical Group NV	2,022	87,194
Amsterdam Commodities NV	1,174	34,354
Arcadis NV	6,680	143,966
ASM International NV	3,323	210,141
Atrium European Real Estate, Ltd. (B)	4,898	22,938
BE Semiconductor Industries NV	2,045	142,341
Beter Bed Holding NV	1,056	19,992
BinckBank NV (C)	4,478	23,160
Boskalis Westminster	6,072	212,241
Brack Capital Properties NV (B)	434	47,220
Brunel International NV (C)	1,126	17,937
Corbion NV	3,428	110,562
Euronext NV (D)	2,118	128,940
Flow Traders (D)	1,771	47,603
Fugro NV (B)	3,767	53,296
Gemalto NV	3,520	157,317
Heijmans NV (B)	2,023	21,907
Hunter Douglas NV	312	25,901
IMCD Group NV	998	61,194
Innoconcepts NV (A)(B)	10,527	0
Intertrust NV (D)	518	8,414
KAS Bank NV	330	3,862
Kendrion NV	654	28,564
Koninklijke BAM Groep NV	21,076	120,587
Koninklijke Vopak NV	2,845	124,764
Nostrum Oil & Gas PLC (B)	1,610	8,752
OCI NV (B)	1,814	42,493
Ordina NV (C)	5,537	10,332
PostNL NV	28,913	124,573
QIAGEN NV (B)	5,140	162,474
Refresco Group NV (D)	2,299	46,355
SBM Offshore NV (C)	12,039	218,303
Sligro Food Group NV	1,765	81,258
Telegraaf Media Groep NV (B)	3,529	22,956
TKH Group NV	2,191	142,323
TomTom NV (B)	9,381	101,845
Van Lanschot Kempen NV	1,125	36,228
Wessanen	5,830	109,622
		3,288,848

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand - 0.8%
a2 Milk Company, Ltd. (B)	30,789	$142,998
Air New Zealand, Ltd.	42,145	102,669
Chorus, Ltd.	17,681	50,096
Contact Energy, Ltd.	4,130	16,423
EBOS Group, Ltd.	3,359	41,583
Freightways, Ltd.	9,567	53,809
Genesis Energy, Ltd.	9,914	17,118
Heartland Bank, Ltd.	15,680	20,623
Infratil, Ltd.	36,776	82,913
Kathmandu Holdings, Ltd.	4,554	7,806
Mainfreight, Ltd.	5,720	102,993
Metlifecare, Ltd.	10,897	45,679
New Zealand Oil & Gas, Ltd.	19,080	10,202
NZME, Ltd. (C)	13,259	8,328
PGG Wrightson, Ltd.	8,197	3,433
Pike River Coal, Ltd. (A)(B)	21,968	0
Restaurant Brands New Zealand, Ltd.	2,811	13,856
SKY Network Television, Ltd.	18,776	36,659
SKYCITY Entertainment Group, Ltd.	48,327	130,979
Summerset Group Holdings, Ltd.	13,043	47,864
The New Zealand Refining
Company, Ltd.	11,354	20,928
The Port of Tauranga, Ltd. (C)	22,336	69,086
The Warehouse Group, Ltd.	9,894	15,588
TOWER, Ltd. (B)	12,717	7,718
Trade Me Group, Ltd.	14,357	47,440
Vector, Ltd.	7,803	18,439
Xero, Ltd. (B)	2,254	50,384
Z Energy, Ltd.	5,674	30,176
		1,195,790
Norway - 0.9%
ABG Sundal Collier Holding ASA	13,972	9,825
Akastor ASA (B)	6,104	13,359
Aker Solutions ASA (B)	6,300	33,464
American Shipping Company ASA (B)	1,661	4,807
Atea ASA (B)	5,640	74,488
Austevoll Seafood ASA	7,284	75,919
Bonheur ASA	1,672	17,548
Borregaard ASA	4,320	48,444
BW Offshore, Ltd. (B)	8,308	29,157
DNO ASA (B)	54,092	74,372
Ekornes ASA	1,675	23,772
Frontline, Ltd.	3,094	18,942
Grieg Seafood ASA	2,264	22,295
Hexagon Composites ASA (B)	3,589	12,495
Hoegh LNG Holdings, Ltd.	2,568	23,684
Kongsberg Automotive ASA (B)	29,400	34,647
Kvaerner ASA (B)	11,623	18,716
Nordic Nanovector Asa (B)	2,098	21,118
Nordic Semiconductor ASA (B)	7,334	40,588
Norwegian Air Shuttle ASA (B)(C)	1,910	55,704
Ocean Yield ASA (C)	4,830	43,402
Opera Software ASA (B)	6,623	18,959
Petroleum Geo-Services ASA (B)	19,660	46,727
Prosafe SE (B)	336	1,014
Protector Forsikring ASA (C)	4,177	41,071
Scatec Solar ASA (D)	4,197	22,038
Sevan Marine ASA (B)(C)	2,068	3,630
Skandiabanken ASA (D)	1,217	13,482
Solstad Offshore ASA (B)	2,340	2,024
SpareBank 1 SMN	3,890	39,754
SpareBank 1 SR-Bank ASA	4,037	43,452
TGS NOPEC Geophysical
Company ASA	1,676	39,961
Tomra Systems ASA	7,820	117,445
Treasure ASA (C)	3,110	5,975
Veidekke ASA	6,400	80,153
Wallenius Wilhelmsen Logistics (B)	422	2,587
Wilh Wilhelmsen Holding ASA, Class A	862	27,105
XXL ASA (C)(D)	3,048	33,217
		1,235,340
Peru - 0.0%
Hochschild Mining PLC	16,530	50,886
Portugal - 0.4%
Altri SGPS SA	6,126	32,359
Banco Comercial Portugues SA (B)(C)	400,914	116,338
CTT-Correios de Portugal SA	2,634	15,885
Mota-Engil SGPS SA	5,366	20,138
NOS SGPS SA	17,437	108,065
REN - Redes Energeticas Nacionais
SGPS SA (C)	17,086	55,682
Semapa-Sociedade de Investimento &
Gestao	776	14,871
Sonae SGPS SA	82,367	99,375
Teixeira Duarte SA	21,736	7,890
The Navigator Company SA	16,480	80,410
		551,013
Russia - 0.0%
Evraz PLC	13,121	55,096
Singapore - 1.1%
Ascendas India Trust	29,700	23,329
Banyan Tree Holdings, Ltd. (B)	54,000	26,246
Boustead Projects, Ltd.	3,000	1,936
Boustead Singapore, Ltd.	10,000	6,799
Bukit Sembawang Estates, Ltd.	11,000	51,407
BW LPG, Ltd. (B)(D)	4,059	18,753
China Aviation Oil Singapore Corp., Ltd.	14,400	17,015
Chip Eng Seng Corp., Ltd.	33,000	18,633
CITIC Envirotech, Ltd.	26,900	14,487
ComfortDelGro Corp., Ltd.	37,100	57,010
CSE Global, Ltd.	34,000	8,531
CWT, Ltd.	10,200	17,612
Delfi, Ltd.	21,900	24,471
Ezion Holdings, Ltd. (B)	131,300	19,069
Far East Orchard, Ltd.	5,000	5,406
First Resources, Ltd.	19,300	26,925
Gallant Venture, Ltd. (B)	71,000	7,017
GL, Ltd.	51,700	32,424
Golden Agri-Resources, Ltd.	170,900	47,332
GuocoLand, Ltd.	10,400	17,423
Halcyon Agri Corp., Ltd. (B)	4,293	1,756
Ho Bee Land, Ltd.	11,400	19,610
Hong Fok Corp., Ltd.	52,800	31,793
Hong Leong Asia, Ltd.	13,000	8,314
Hong Leong Finance, Ltd.	6,400	12,180
Hutchison Port Holdings Trust	27,000	11,637
Hyflux, Ltd.	24,000	8,852
IGG, Inc. (C)	64,000	86,111
Indofood Agri Resources, Ltd.	25,000	8,336
Kenon Holdings, Ltd. (B)	787	12,835
Keppel Infrastructure Trust	140,600	57,083
M1, Ltd.	16,900	22,206
Metro Holdings, Ltd.	31,600	30,527
Midas Holdings, Ltd. (B)	86,000	12,581
Olam International, Ltd.	8,200	12,232
OUE, Ltd.	11,100	15,972
Raffles Medical Group, Ltd.	34,100	28,288
RHT Health Trust	26,900	16,966
Rotary Engineering, Ltd.	22,000	6,668

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
SATS, Ltd.	25,300	$86,107
SBS Transit, Ltd.	5,000	9,318
Sembcorp Industries, Ltd.	24,100	52,762
Sembcorp Marine, Ltd.	47,000	60,739
Sheng Siong Group, Ltd.	29,900	20,284
SIA Engineering Company, Ltd.	3,400	8,755
SIIC Environment Holdings, Ltd.	35,800	14,135
Sinarmas Land, Ltd.	94,200	28,908
Singapore Post, Ltd.	66,100	60,975
Singapore Press Holdings, Ltd.	35,400	71,139
Stamford Land Corp., Ltd.	59,000	21,574
StarHub, Ltd.	18,000	34,561
Swiber Holdings, Ltd. (A)(B)	15,000	1,205
Tat Hong Holdings, Ltd. (B)	31,000	10,420
United Engineers, Ltd.	32,100	64,176
United Industrial Corp., Ltd.	7,100	16,445
UOB-Kay Hian Holdings, Ltd.	20,703	20,527
Venture Corp., Ltd.	9,800	127,472
Wheelock Properties Singapore, Ltd.	8,300	11,514
Wing Tai Holdings, Ltd.	21,205	33,803
XP Power, Ltd.	482	17,950
Yeo Hiap Seng, Ltd.	1,104	1,033
Yongnam Holdings, Ltd. (B)	32,625	6,623
		1,626,197
South Africa - 0.1%
Lonmin PLC (B)	4,766	4,507
Petra Diamonds, Ltd. (B)	53,738	60,491
		64,998
Spain - 2.3%
Acciona SA	1,823	146,766
Acerinox SA	9,149	132,084
Adveo Group International SA (B)	702	2,387
Alantra Partners SA	1,181	16,735
Almirall SA	4,393	44,726
Amper SA (B)	78,616	19,056
Applus Services SA	4,324	54,155
Atresmedia Corp de Medios de
Comunicacion SA	3,644	38,337
Baron de Ley (B)	172	21,608
Bolsas y Mercados Espanoles
SHMSF SA	5,350	184,714
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cellnex Telecom SA (D)	5,319	121,766
Cia de Distribucion Integral Logista
Holdings SA	1,883	45,296
Cie Automotive SA	3,433	91,713
Construcciones y Auxiliar de
Ferrocarriles SA	1,170	47,390
Distribuidora Internacional de
Alimentacion SA	26,359	153,939
Duro Felguera SA (B)(C)	5,568	3,761
Ebro Foods SA	5,367	127,249
eDreams ODIGEO SA (B)	6,457	20,466
Elecnor SA	2,026	28,239
Enagas SA	2,217	62,470
Ence Energia y Celulosa SA	12,997	67,648
Ercros SA	12,631	40,904
Euskaltel SA (D)	6,084	54,775
Faes Farma SA	20,255	67,767
Fluidra SA	3,227	34,018
Grupo Catalana Occidente SA	2,531	106,637
Indra Sistemas SA (B)	7,450	117,806
Inmobiliaria Colonial SA	11,533	114,536
Laboratorios Farmaceuticos Rovi SA	987	19,038
Liberbank SA (B)	41,465	38,311
Mediaset Espana Comunicacion SA	7,779	87,909
Melia Hotels International SA	6,008	86,899
Miquel y Costas & Miquel SA	922	33,500
NH Hotel Group SA	16,992	113,968
Obrascon Huarte Lain SA (B)	14,644	52,928
Papeles y Cartones de Europa SA	4,865	45,719
Pescanova SA (B)	1,602	1,949
Pharma Mar SA (B)	13,550	52,845
Promotora de Informaciones SA,
Class A (B)	2,575	10,089
Prosegur Cia de Seguridad SA	14,186	106,036
Realia Business SA (B)	13,915	18,105
Sacyr SA (B)(C)	34,695	91,159
Saeta Yield SA	1,957	22,361
Talgo SA (D)	2,421	13,504
Tecnicas Reunidas SA	2,298	72,717
Tubacex SA (B)	6,252	23,701
Tubos Reunidos SA (B)	9,106	10,070
Vidrala SA	1,377	121,105
Viscofan SA	2,898	177,680
Zardoya Otis SA	6,140	67,982
		3,234,523
Sweden - 3.0%
AAK AB	1,643	124,537
Acando AB	6,279	22,676
AddLife AB	856	17,342
AddTech AB, B Shares	5,019	100,728
AF AB, B Shares	4,252	99,414
Ahlstrom-Munksjo OYJ (B)	4,382	90,922
Atrium Ljungberg AB, B Shares	2,105	36,700
Attendo AB (D)	2,185	25,177
Avanza Bank Holding AB (C)	1,104	46,273
Axactor AB (B)	45,702	16,671
Beijer Alma AB	715	23,188
Beijer Ref AB	2,250	73,166
Bergman & Beving AB	2,270	30,451
Betsson AB (B)	7,923	72,276
Bilia AB, A Shares	6,880	76,071
BillerudKorsnas AB	1,434	24,324
BioGaia AB, B Shares	555	20,665
Bonava AB, B Shares	3,323	53,823
Bulten AB	717	11,101
Bure Equity AB	3,775	51,938
Byggmax Group AB (C)	2,279	19,198
Capio AB	2,461	14,437
Catena AB	1,035	18,634
Clas Ohlson AB, B Shares	3,185	59,070
Cloetta AB, B Shares	18,972	65,237
Com Hem Holding AB	4,044	57,895
Concordia Maritime AB, B Shares	2,200	3,502
Dios Fastigheter AB	6,611	42,230
Dometic Group AB (D)	9,216	78,468
Duni AB	2,559	40,242
Dustin Group AB (D)	3,341	28,195
Eastnine AB	1,669	15,364
Enea AB (B)	1,999	18,894
Fabege AB	6,102	125,257
Fagerhult AB	4,095	58,550
Granges AB	3,814	43,715
Haldex AB (B)	3,364	41,619
Hemfosa Fastigheter AB	7,325	93,128
HIQ International AB (B)	3,756	28,133
Holmen AB, B Shares	4,164	195,136
Indutrade AB	5,919	156,346

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Inwido AB	3,126	$39,836
JM AB	5,515	173,505
KappAhl AB	2,691	16,951
Karo Pharma AB (C)	2,172	10,898
Klovern AB, B Shares	10,266	13,682
KNOW IT AB	1,068	17,137
Kungsleden AB	12,751	87,854
Lagercrantz Group AB, B Shares	1,564	15,563
Lifco AB, B Shares	630	20,551
Lindab International AB	6,008	63,777
Loomis AB, B Shares	4,564	181,409
Mekonomen AB	2,150	48,729
Modern Times Group MTG AB,
B Shares	2,175	78,877
Momentum Group AB, Class B (B)	2,270	24,317
Mycronic AB (C)	3,734	51,294
NCC AB, B Shares	2,552	60,580
NetEnt AB (B)	8,580	66,628
New Wave Group AB, B Shares	4,353	30,993
Nobia AB	8,526	85,053
Nobina AB (D)	1,192	6,963
Nolato AB, B Shares	1,128	54,485
OEM International AB, B Shares	1,656	39,190
Peab AB	14,016	154,820
Platzer Fastigheter Holding AB	1,885	11,740
Qliro Group AB (B)(C)	6,110	14,519
Ratos AB, B Shares (C)	14,845	72,662
RaySearch Laboratories AB (B)	1,111	23,730
Recipharm AB, B Shares (C)	1,946	23,100
Saab AB, B Shares	719	36,546
Sagax AB, B Shares	1,104	14,071
SAS AB (B)(C)	6,411	20,558
Scandi Standard AB	1,473	10,830
Scandic Hotels Group AB (D)	4,043	55,489
Sensys Gatso Group AB (B)(C)	18,211	1,410
SkiStar AB	803	18,749
Sweco AB, B Shares	4,462	109,343
Thule Group AB (D)	3,182	68,444
VBG Group AB, B Shares	630	11,203
Victoria Park AB, B Shares	7,077	26,963
Wallenstam AB, B Shares	9,275	92,426
Wihlborgs Fastigheter AB	4,166	101,982
		4,277,550
Switzerland - 4.5%
Allreal Holding AG (B)	841	147,382
Alpiq Holding AG (B)	155	12,483
ALSO Holding AG (B)	269	38,004
APG SGA SA	88	36,697
Arbonia AG (B)	1,795	32,085
Aryzta AG (B)(C)	1,678	51,541
Ascom Holding AG	2,404	52,886
Autoneum Holding AG	221	61,801
Bachem Holding AG	14	1,682
Bank Cler AG	634	27,765
Banque Cantonale de Geneve	24	3,984
Banque Cantonale Vaudoise	91	67,669
Belimo Holding AG	21	84,173
Bell Food Group AG	90	41,819
Berner Kantonalbank AG (C)	285	54,324
BKW AG	659	39,590
Bobst Group SA	632	69,559
Bossard Holding AG	447	103,499
Bucher Industries AG	463	164,698
Burckhardt Compression Holding
AG (C)	228	71,272
Burkhalter Holding AG	218	27,811
Calida Holding AG (B)	285	10,500
Cembra Money Bank AG (B)	949	83,027
Cicor Technologies (B)	277	15,849
Coltene Holding AG	170	16,493
Conzzeta AG	54	56,937
Daetwyler Holding AG	589	93,214
DKSH Holding AG	778	66,111
dormakaba Holding AG (B)	225	229,534
Edmond de Rothschild Suisse SA	1	18,040
EFG International AG (B)	4,687	40,652
Emmi AG (B)	158	103,604
Energiedienst Holding AG	559	15,244
Fenix Outdoor International AG	225	22,618
Ferrexpo PLC	5,662	22,201
Flughafen Zurich AG	767	173,583
Forbo Holding AG	82	131,012
GAM Holding AG (B)	10,480	162,461
Georg Fischer AG	265	327,037
Gurit Holding AG (B)	22	25,260
Helvetia Holding AG	463	251,634
Hiag Immobilien Holding AG (B)	84	10,061
HOCHDORF Holding AG (B)(C)	49	13,888
Huber & Suhner AG	574	35,208
Hypothekarbank Lenzburg AG	3	13,944
Implenia AG	994	65,759
Inficon Holding AG (B)	129	83,988
Interroll Holding AG	38	54,808
Intershop Holding AG	72	35,692
IWG PLC	38,584	160,063
Jungfraubahn Holding AG	153	19,519
Kardex AG (B)	420	49,974
Komax Holding AG	232	66,852
Kudelski SA	2,497	31,229
LEM Holding SA	42	53,745
Logitech International SA	5,484	200,353
Logitech International SA (SIX
Swiss Exchange)	1,671	60,925
Luzerner Kantonalbank AG	254	119,370
MCH Group AG	273	19,259
Metall Zug AG, B Shares	5	20,332
Meyer Burger Technology AG (B)(C)	4,318	6,032
Mobilezone Holding AG	1,773	22,350
Mobimo Holding AG (B)	463	125,051
OC Oerlikon Corp. AG (B)	9,053	139,489
Orascom Development Holding AG (B)	533	4,340
Orell Fuessli Holding AG (C)	92	11,016
Oriflame Holding AG	312	10,656
Orior AG	169	13,096
Panalpina Welttransport Holding AG (C)	775	113,630
Phoenix Mecano AG (C)	38	21,829
Plazza AG	16	3,848
PSP Swiss Property AG	1,672	154,093
Rieter Holding AG (B)	251	53,491
Romande Energie Holding SA	34	44,688
Schaffner Holding AG (B)	40	13,083
Schmolz & Bickenbach AG (B)	39,436	36,282
Schweiter Technologies AG	71	91,136
SFS Group AG (B)	193	23,530
Siegfried Holding AG (B)	210	69,169
St. Galler Kantonalbank AG	125	57,559
Sulzer AG	639	75,486
Sunrise Communications Group
AG (B)(D)	1,140	93,988
Swissquote Group Holding SA	328	12,321

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Tamedia AG	201	$29,037
Tecan Group AG	559	115,824
Temenos Group AG (B)	3,062	312,750
u-blox Holding AG (B)	323	63,773
Valiant Holding AG	1,060	115,179
Valora Holding AG	237	83,028
Vaudoise Assurances Holding SA	64	34,595
Vetropack Holding AG	10	19,488
Von Roll Holding AG (B)	7,878	11,337
Vontobel Holding AG	1,927	123,977
VZ Holding AG	83	26,501
Walliser Kantonalbank (B)	104	10,336
Ypsomed Holding AG (B)(C)	276	42,697
Zehnder Group AG (C)	615	21,604
Zug Estates Holding AG, B Shares (B)	8	14,920
Zuger Kantonalbank AG	13	72,233
		6,464,146
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (B)	33,134	39,712
United Kingdom - 16.0%
4imprint Group PLC	1,516	37,221
A.G.Barr PLC	7,680	63,673
AA PLC	27,539	62,615
Acacia Mining PLC	8,311	21,655
Acal PLC	3,093	12,826
Afren PLC (A)(B)	55,554	0
Aggreko PLC	12,621	158,743
Aldermore Group PLC (B)	11,067	34,193
Alizyme PLC (A)(B)	22,479	0
Amec Foster Wheeler PLC	21,152	144,691
Anglo Pacific Group PLC	12,147	21,861
Arrow Global Group PLC	6,931	39,742
Ascential PLC	6,592	30,358
Ashmore Group PLC	18,067	82,183
AVEVA Group PLC	1,203	39,274
Avon Rubber PLC	2,322	29,181
Balfour Beatty PLC	64,865	234,149
BBA Aviation PLC	65,305	261,290
Beazley PLC	34,635	222,770
Bellway PLC	9,002	398,206
Bodycote PLC	14,350	176,323
Booker Group PLC	78,021	214,437
Bovis Homes Group PLC	13,203	193,514
Braemar Shipping Services PLC	1,328	5,612
Brewin Dolphin Holdings PLC	29,978	140,336
Britvic PLC	13,911	140,974
BTG PLC (B)	13,170	119,376
Cambian Group PLC	6,001	15,650
Capital & Counties Properties PLC (C)	31,225	110,830
Card Factory PLC	2,759	11,396
Carillion PLC (C)	35,521	24,415
Charles Taylor PLC	4,285	15,810
Chemring Group PLC	24,869	59,975
Chesnara PLC	5,125	27,111
Cineworld Group PLC	15,609	141,787
Circassia Pharmaceuticals PLC (B)	9,034	10,098
Clarkson PLC	1,895	72,654
Close Brothers Group PLC	13,575	268,441
CLS Holdings PLC	10,759	29,408
Cobham PLC	110,551	215,927
Computacenter PLC	5,438	71,940
Concentric AB	3,667	62,165
Connect Group PLC	21,090	28,512
Consort Medical PLC	3,903	56,789
Costain Group PLC	4,797	28,821
Countryside Properties PLC (D)	2,472	11,507
Countrywide PLC	10,669	15,456
Cranswick PLC	4,564	180,873
Crest Nicholson Holdings PLC	16,969	125,592
Daejan Holdings PLC	445	34,337
Daily Mail & General Trust PLC	14,473	125,833
Dairy Crest Group PLC	14,586	120,097
De La Rue PLC	6,976	60,721
Debenhams PLC	76,182	50,557
Dechra Pharmaceuticals PLC	1,029	28,184
Devro PLC	11,119	35,490
DFS Furniture PLC	12,509	36,855
Dialight PLC (B)	105	1,109
Dialog Semiconductor PLC (B)	5,144	227,651
Dignity PLC	3,439	106,275
Diploma PLC	8,887	126,837
Domino’s Pizza Group PLC	29,982	124,691
Drax Group PLC	33,303	138,969
DS Smith PLC	50,185	331,767
Dunelm Group PLC	5,863	55,688
Electrocomponents PLC	37,432	311,888
Elementis PLC	52,721	191,516
EnQuest PLC (B)	76,575	28,518
Enterprise Inns PLC (B)	40,990	75,511
Equiniti Group PLC (D)	3,802	15,359
Essentra PLC	14,966	110,655
esure Group PLC	14,313	54,126
Euromoney Institutional Investor PLC	4,132	64,717
FDM Group Holdings PLC	2,162	27,893
Fenner PLC	19,895	90,001
Fidessa Group PLC	3,246	97,822
Findel PLC (B)	8,139	19,270
Firstgroup PLC (B)	88,050	138,195
Foxtons Group PLC	23,551	21,404
Fuller Smith & Turner PLC, Class A	1,525	20,901
Galliford Try PLC	6,450	117,109
Games Workshop Group PLC	1,872	49,373
Gem Diamonds, Ltd. (B)	12,666	13,626
Genus PLC	6,138	172,873
GetBusy PLC (B)	3,678	1,355
Go-Ahead Group PLC	4,789	109,284
Gocompare.Com Group PLC	23,140	32,418
Grainger PLC	22,342	80,288
Greene King PLC	20,833	152,689
Greggs PLC	7,042	117,747
Halfords Group PLC	15,547	73,016
Halma PLC	21,707	325,708
Hays PLC	108,247	274,944
Headlam Group PLC	6,602	52,190
Helical PLC	8,263	33,292
Henry Boot PLC	2,735	11,038
Hill & Smith Holdings PLC	7,607	129,104
Hilton Food Group PLC	1,880	18,229
HomeServe PLC	21,631	241,093
Howden Joinery Group PLC	54,210	313,270
Hunting PLC (B)	14,400	91,669
Ibstock PLC (D)	7,043	21,510
IG Group Holdings PLC	21,765	187,061
Imagination Technologies Group
PLC (B)	5,411	12,180
IMI PLC	8,862	147,659
Inchcape PLC	25,976	300,448

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Indivior PLC (B)	27,368	$124,658
Inmarsat PLC	15,832	136,638
Intermediate Capital Group PLC	12,019	150,913
International Personal Finance PLC	12,526	35,335
Interserve PLC (B)	17,216	27,332
IP Group PLC (B)	127	234
ITE Group PLC	27,168	65,529
J.D. Wetherspoon PLC	7,975	134,285
James Fisher & Sons PLC	4,634	96,575
Jardine Lloyd Thompson Group PLC	12,617	206,913
JD Sports Fashion PLC	17,269	86,581
Jimmy Choo PLC (B)	8,545	26,254
John Laing Group PLC (D)	4,497	17,183
John Menzies PLC	8,058	77,795
John Wood Group PLC	17,241	157,477
Jupiter Fund Management PLC	22,824	169,066
Just Group PLC	11,291	22,247
KAZ Minerals PLC (B)	24,312	252,360
KCOM Group PLC	37,969	50,346
Keller Group PLC	5,815	63,815
Kier Group PLC	9,955	155,199
Ladbrokes Coral Group PLC	83,260	136,322
Laird PLC	45,141	86,320
Lancashire Holdings, Ltd.	16,425	147,022
Lookers PLC	22,449	36,038
Low & Bonar PLC	22,280	23,691
LSL Property Services PLC	6,404	20,187
Man Group PLC	85,474	192,462
Marshalls PLC	12,527	73,278
Marston’s PLC	54,494	79,390
McBride PLC (B)	14,770	41,617
McCarthy & Stone PLC (D)	19,899	39,866
Mears Group PLC	8,289	54,136
Meggitt PLC	34,732	242,593
Melrose Industries PLC	63,726	181,806
Millennium & Copthorne Hotels PLC	11,031	66,510
Mitchells & Butlers PLC	21,557	72,842
Mitie Group PLC	23,849	81,813
MJ Gleeson PLC	2,770	24,862
Moneysupermarket.com Group PLC	26,722	113,923
Morgan Advanced Materials PLC	30,813	128,426
Morgan Sindall Group PLC	2,970	56,848
Mothercare PLC (B)	8,741	11,706
MWB Group Holdings PLC (A)(B)	11,618	759
N. Brown Group PLC	9,633	45,428
National Express Group PLC	36,763	174,409
NCC Group PLC	13,335	38,702
NEX Group PLC	19,909	176,770
Northgate PLC	13,449	78,302
Novae Group PLC	2,664	25,476
Ocado Group PLC (B)	14,897	58,408
OneSavings Bank PLC	9,121	49,349
Ophir Energy PLC (B)	7,595	7,399
Oxford Instruments PLC	3,439	44,686
Pagegroup PLC	20,236	135,143
PayPoint PLC	4,414	56,474
Pendragon PLC	102,667	44,190
Pennon Group PLC	22,238	237,441
Petrofac, Ltd.	5,818	35,147
Petropavlovsk PLC (B)	214,252	22,984
Pets at Home Group PLC	8,991	25,787
Photo-Me International PLC	19,962	46,505
Polypipe Group PLC	3,911	22,105
Premier Foods PLC (B)	41,106	23,154
Premier Oil PLC (B)(C)	29,180	26,272
PZ Cussons PLC	16,024	68,496
QinetiQ Group PLC	39,382	130,395
Rank Group PLC	7,303	21,731
Rathbone Brothers PLC	3,758	130,692
Redrow PLC	22,732	180,394
Renishaw PLC	3,446	220,140
Rentokil Initial PLC	43,259	174,302
Ricardo PLC	3,961	44,006
Rightmove PLC	5,015	271,957
RM PLC	8,752	18,465
Robert Walters PLC	2,411	18,074
Rotork PLC	60,697	212,150
RPC Group PLC	28,994	385,031
RPS Group PLC	21,630	83,686
Saga PLC	14,170	37,672
Savills PLC	9,220	115,022
SDL PLC	7,019	45,115
Senior PLC	41,571	153,751
Serco Group PLC (B)	22,980	35,526
Severfield Rowen PLC	11,941	10,591
Shanks Group PLC	83,250	113,601
SIG PLC	58,251	138,903
Soco International PLC	16,636	25,769
Spectris PLC	9,792	316,359
Speedy Hire PLC	24,369	16,709
Spirax-Sarco Engineering PLC	4,229	313,317
Spire Healthcare Group PLC (D)	8,597	25,969
Spirent Communications PLC	60,317	77,668
Sportech PLC (B)	11,390	14,885
SSP Group PLC	15,013	108,175
St. Ives PLC	3,492	3,541
St. Modwen Properties PLC	19,165	95,980
Stagecoach Group PLC	27,597	63,135
SThree PLC	8,144	38,436
Stobart Group, Ltd.	9,609	34,804
Stolt-Nielsen, Ltd.	2,414	36,432
STV Group PLC	2,685	13,236
SuperGroup PLC	3,110	70,768
Synthomer PLC	18,970	124,195
TalkTalk Telecom Group PLC	31,116	87,506
Tate & Lyle PLC	31,447	273,060
Ted Baker PLC	2,740	97,471
Telecom Plus PLC	6,080	88,502
The Paragon Group of Companies PLC	6,011	35,407
The Restaurant Group PLC	12,695	51,374
The Vitec Group PLC	1,430	21,030
The Weir Group PLC	7,482	196,937
Thomas Cook Group PLC	84,977	137,061
Topps Tiles PLC	15,591	15,808
TP ICAP PLC	33,151	232,877
Travis Perkins PLC	5,212	101,167
Trifast PLC	3,637	10,128
Trinity Mirror PLC	27,680	31,625
TT Electronics PLC	14,769	45,158
Tullow Oil PLC (B)(C)	123,508	308,804
U & I Group PLC	5,560	13,861
UBM PLC	22,464	205,568
Ultra Electronics Holdings PLC	5,425	130,743
Vectura Group PLC (B)	41,947	59,817
Vesuvius PLC	20,181	159,661
Victrex PLC	8,593	273,265
Virgin Money Holdings UK PLC	5,755	22,105
Volex PLC (B)	3,136	2,702
Vp PLC	637	7,133
WH Smith PLC	7,608	205,929

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
William Hill PLC	48,853	$165,248
Wilmington PLC	8,076	25,191
Wincanton PLC	7,151	22,616
Xaar PLC	2,846	17,046
Zeal Network SE	349	10,708
ZPG PLC (D)	6,724	32,607
		22,842,846
United States - 0.2%
Alacer Gold Corp. (B)	14,491	25,318
Argonaut Gold, Inc. (B)	12,132	23,822
Energy Fuels, Inc. (B)(C)	730	1,170
Ormat Technologies, Inc.	1	45
REC Silicon ASA (B)(C)	135,975	17,348
Sims Metal Management, Ltd.	15,252	162,021
Tahoe Resources, Inc. (C)	19,100	100,418
		330,142
TOTAL COMMON STOCKS (Cost
$118,345,864)		$140,609,555

PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	721	80,069
FUCHS PETROLUB SE	2,347	138,989
Jungheinrich AG	1,449	66,707
Sartorius AG	920	88,033
Sixt SE	1,166	71,903
STO SE & Company KGaA	124	18,569
Villeroy & Boch AG	625	13,164
		477,434
TOTAL PREFERRED SECURITIES (Cost $313,673)		$477,434

RIGHTS - 0.0%
Equiniti Group PLC (Expiration
Date: 10-17-17; Strike Price: GBP
1.90) (B)	814	1,254
Etablissements Maurel et Prom
(Expiration Date: 1-2-18) (A)(B)(E)	7,666	362
Sensys Gatso Group AB (Expiration
Date: 10-18-17; Strike Price: SEK
0.55) (B)	18,211	51
TOTAL RIGHTS (Cost $0)		$1,667

WARRANTS - 0.0%
Westgold Resources, Ltd. (Expiration
Date: 7-1-19; Strike Price: AUD
2.00) (B)	3,162	794
TOTAL WARRANTS (Cost $0)		$794

SECURITIES LENDING COLLATERAL - 10.4%
John Hancock Collateral Trust,
1.2098% (F)(G)	1,494,585	14,954,818
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,954,998)		$14,954,818
Total Investments (International Small Company Trust)
(Cost $133,614,535) - 109.0%		$156,044,268
Other assets and liabilities, net - (9.0%)		(12,908,292)
TOTAL NET ASSETS - 100.0%		$143,135,976

Currency Abbreviations

AUD	Australian Dollar
GBP	Pound Sterling
SEK	Swedish Krona

Security Abbreviations and Legend

(A)	Security is valued using significant unobservable inputs.
(B)	Non-income producing security.
(C)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $13,445,197.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Canada - 8.0%
Alamos Gold, Inc., Class A	1,286,800	$8,698,768
Barrick Gold Corp.	671,980	10,812,158
Cenovus Energy, Inc. (A)	837,228	8,394,087
Eldorado Gold Corp.	2,357,300	5,176,519
Ensign Energy Services, Inc. (A)	780,600	4,410,523
Husky Energy, Inc. (B)	527,300	6,601,023
Suncor Energy, Inc.	126,500	4,433,456
Wheaton Precious Metals Corp.	1,095,700	20,899,748
		69,426,282
China - 8.8%
Baidu, Inc., ADR (B)	112,760	27,929,524
China Life Insurance Company, Ltd.,
H Shares	2,512,000	7,529,868
China Telecom Corp., Ltd., H Shares	25,860,427	13,304,890
NetEase, Inc., ADR	24,300	6,410,583
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	6,325,497
Sinopec Engineering Group
Company, Ltd., H Shares	7,668,000	6,776,032
Sinopharm Group Company, Ltd.,
H Shares	1,836,400	8,134,325
		76,410,719
France - 6.5%
AXA SA	377,021	11,398,087
BNP Paribas SA	226,534	18,275,706
Cie Generale des
Etablissements Michelin	38,299	5,587,852
Sanofi	69,893	6,957,577
TOTAL SA (A)	173,308	9,305,625
Veolia Environnement SA	203,407	4,700,299
		56,225,146
Germany - 7.1%
Bayer AG	91,243	12,464,029
Gerresheimer AG	102,650	7,953,728
Innogy SE (C)	235,963	10,511,910
Merck KGaA	60,467	6,734,368
MorphoSys AG (A)(B)	116,936	9,878,516
Siemens AG	43,161	6,090,389
Telefonica Deutschland Holding AG	1,301,760	7,315,384
		60,948,324
Hong Kong - 3.9%
China Mobile, Ltd.	918,500	9,324,572
CK Hutchison Holdings, Ltd.	1,045,500	13,391,067
Haier Electronics Group
Company, Ltd. (B)	1,677,800	4,106,575
Kunlun Energy Company, Ltd.	3,622,000	3,544,614

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd. (A)	3,594,900	$3,261,869
		33,628,697
India - 0.9%
Hero MotoCorp, Ltd.	83,700	4,853,972
Jain Irrigation Systems, Ltd.	1,872,382	2,730,631
		7,584,603
Ireland - 0.9%
Shire PLC	161,304	8,215,812
Israel - 1.5%
Teva Pharmaceutical
Industries, Ltd., ADR	756,370	13,312,112
Italy - 1.7%
Eni SpA (A)	872,182	14,444,741
Japan - 11.4%
Astellas Pharma, Inc.	762,000	9,698,389
Inpex Corp. (A)	896,100	9,545,956
Kirin Holdings Company, Ltd.	380,300	8,934,730
Panasonic Corp.	324,800	4,713,490
Ryohin Keikaku Company, Ltd.	21,500	6,337,808
SoftBank Group Corp.	298,000	24,166,698
Sumitomo Metal Mining Company, Ltd.	272,500	8,772,671
Sumitomo Rubber Industries, Ltd.	494,400	9,074,289
Suntory Beverage & Food, Ltd.	188,900	8,402,534
Taiheiyo Cement Corp.	221,300	8,549,745
		98,196,310
Luxembourg - 1.8%
SES SA	376,329	8,238,526
Tenaris SA (A)	490,684	6,955,403
		15,193,929
Malta - 0.0%
BGP Holdings PLC (B)(D)	2,126,418	40,211
Netherlands - 9.2%
Aegon NV	2,759,076	16,082,625
Flow Traders (A)(C)	124,882	3,356,709
ING Groep NV	286,520	5,281,205
QIAGEN NV (B)	381,629	12,063,223
Royal Dutch Shell PLC, B Shares	787,485	24,243,566
SBM Offshore NV (A)	1,021,165	18,516,757
		79,544,085
Norway - 1.2%
Telenor ASA	147,319	3,120,889
Yara International ASA	158,270	7,096,964
		10,217,853
Singapore - 2.2%
Singapore Telecommunications, Ltd.	3,813,700	10,367,260
Singapore
Telecommunications, Ltd., ADR	4,800	130,440
United Overseas Bank, Ltd.	517,500	8,986,780
		19,484,480
South Korea - 8.7%
Dongbu Insurance Company, Ltd.	19,640	1,254,773
Hana Financial Group, Inc.	259,346	10,759,425
Hyundai Mobis Company, Ltd.	41,012	8,610,791
Hyundai Motor Company	28,533	3,753,573
KB Financial Group, Inc., ADR	233,951	11,470,618
Korea Investment Holdings
Company, Ltd.	65,546	3,516,245
POSCO Daewoo Corp.	261,272	4,415,068
Samsung Electronics Company, Ltd.	13,811	31,077,841
		74,858,334
Sweden - 0.9%
Getinge AB, B Shares	406,590	7,633,329
Switzerland - 3.7%
GAM Holding AG (B)	44,686	692,722
Roche Holding AG	78,364	20,031,417
UBS Group AG (B)	656,013	11,222,401
		31,946,540
Taiwan - 2.1%
Catcher Technology Company, Ltd.	470,000	4,396,534
Quanta Computer, Inc.	2,575,000	5,940,767
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,067,000	7,642,345
		17,979,646
Thailand - 1.9%
Bangkok Bank PCL, Foreign Shares	253,600	1,485,059
Bangkok Bank PCL, NVDR	1,236,700	6,924,492
Kasikornbank PCL, Foreign Shares	209,700	1,347,503
Kasikornbank PCL, NVDR	407,600	2,534,845
PTT Exploration & Production PCL,
Foreign Shares	1,443,600	3,880,122
		16,172,021
United Kingdom - 15.9%
Aviva PLC	890,573	6,146,669
BAE Systems PLC	1,286,644	10,896,252
Barclays PLC	3,113,258	8,072,613
BP PLC	4,129,044	26,450,614
Capita PLC	1,031,149	7,801,809
Cobham PLC	2,783,320	5,436,349
HSBC Holdings PLC	1,376,866	13,611,448
Johnson Matthey PLC	207,358	9,508,432
Kingfisher PLC	2,832,714	11,341,272
Rolls-Royce Holdings PLC (B)	331,200	3,939,377
SIG PLC	3,436,916	8,195,524
Standard Chartered PLC (B)	2,004,091	19,926,840
Travis Perkins PLC	317,783	6,168,309
		137,495,508
United States - 0.2%
Tahoe Resources, Inc. (A)	334,100	1,756,519
TOTAL COMMON STOCKS (Cost
$765,935,072)		$850,715,201

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral Trust,
1.2098% (E)(F)	4,285,524	42,880,952
TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,880,662)		$42,880,952

SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency - 1.0%
Federal Home Loan Bank Discount Note
0.700%, 10/02/2017 *	$9,000,000	9,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,999,825)		$9,000,000
Total Investments (International Value Trust)
(Cost $817,815,559) - 104.5%		$902,596,153
Other assets and liabilities, net - (4.5%)		(39,092,448)
TOTAL NET ASSETS - 100.0%		$863,503,705

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $40,544,456.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 63.0%
U.S. Government – 31.3%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		$1,852,000	$1,724,596
3.000%, 11/15/2044 to 02/15/2047		4,140,000	4,257,346
3.625%, 08/15/2043		680,000	779,716
4.375%, 11/15/2039		2,205,000	2,804,484
4.500%, 02/15/2036		1,542,000	1,982,313
5.375%, 02/15/2031		3,000	4,015
6.250%, 05/15/2030		970,000	1,375,998
U.S. Treasury Inflation Protected
Securities
0.250%, 01/15/2025		6,972,058	6,898,508
U.S. Treasury Notes
0.875%, 04/15/2019		6,390,000	6,335,086
1.250%, 06/30/2019		11,115,000	11,074,621
1.375%, 04/30/2021		258,000	254,674
1.500%, 05/31/2019		6,345,000	6,350,701
1.625%, 06/30/2020 to 11/30/2020		8,200,000	8,197,241
1.875%, 02/28/2022		3,150,000	3,149,877
2.000%, 02/15/2023 to 08/15/2025		22,010,000	21,738,583
2.125%, 05/15/2025		1,930,000	1,916,882
2.250%, 02/15/2027		985,000	978,613
2.750%, 02/15/2024		66,000	68,524
3.125%, 05/15/2021		7,350,000	7,706,303
			87,598,081
U.S. Government Agency – 31.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (A)		2,300,000	2,362,711
3.000%, 01/01/2047		6,340,698	6,360,847
3.500%, TBA (A)		10,700,000	11,027,830
4.000%, TBA (A)		8,900,000	9,367,514
4.500%, TBA (A)		2,200,000	2,358,259
5.000%, 12/01/2034		222,291	243,023
6.500%, 04/01/2029 to 08/01/2034		14,879	17,172
7.500%, 08/01/2025 to 05/01/2028		7,372	8,328
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045		1,804,176	1,766,733
2.660%, 03/01/2027		815,000	802,451
2.720%, 03/01/2027		773,625	769,067
2.780%, 03/01/2027		349,000	348,661
2.970%, 06/01/2027 to 06/01/2030		1,278,466	1,278,471
3.000%, TBA (A)		3,800,000	3,903,609
3.500%, TBA (A)		12,800,000	13,189,156
3.500%, 06/01/2046		4,850,112	5,004,395
4.000%, TBA (A)		1,000,000	1,052,452
4.500%, TBA (A)		3,100,000	3,326,634
5.000%, TBA (A)		1,800,000	1,963,824
Government National
Mortgage Association
3.000%, TBA (A)		4,300,000	4,357,713
3.500%, TBA (A)		9,100,000	9,457,307
4.000%, TBA (A)		6,600,000	6,948,234
4.000%, 11/15/2040 to 02/15/2042		87,034	92,674
4.500%, TBA (A)		2,300,000	2,450,875
6.000%, 08/15/2032 to 04/15/2035		74,125	85,738
6.500%, 06/15/2028 to 02/15/2035		39,312	45,131
7.000%, 11/15/2031 to 11/15/2033		231,557	266,993
8.000%, 07/15/2030		2,556	3,069
			88,858,871
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $177,945,857)			$176,456,952

FOREIGN GOVERNMENT
OBLIGATIONS – 1.1%
Italy – 0.1%
Republic of Italy
3.500%, 11/01/2017	EUR	155,000	183,800
Republic of Italy (6 month EURIBOR +
0.800%)
0.558%, 10/15/2017 (B)		155,000	183,260
			367,060
Mexico – 0.1%
Government of Mexico
5.750%, 10/12/2049		$320,000	343,040
Oman – 0.3%
Sultanate of Oman
5.375%, 03/08/2027 (C)		410,000	421,240
6.500%, 03/08/2047 (C)		260,000	267,311
			688,551
Qatar – 0.2%
Government of Qatar
5.250%, 01/20/2020 (C)		400,000	424,138
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
4.625%, 10/04/2047 (C)		825,000	829,559
Spain – 0.1%
Instituto de Credito Oficial
0.500%, 12/15/2017	EUR	95,000	112,479
1.875%, 12/15/2017	GBP	50,000	67,178
Kingdom of Spain
0.500%, 10/31/2017	EUR	155,000	183,331
			362,988
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$2,972,400)			$3,015,336

CORPORATE BONDS – 22.9%
Consumer discretionary – 2.6%
21st Century Fox America, Inc.
3.375%, 11/15/2026		$50,000	49,933
7.750%, 01/20/2024		272,000	333,833
7.850%, 03/01/2039		105,000	152,445
Amazon.com, Inc.
1.900%, 08/21/2020 (C)		130,000	130,293
2.800%, 08/22/2024 (C)		80,000	80,121
3.875%, 08/22/2037 (C)		330,000	333,440
Charter Communications Operating LLC
3.579%, 07/23/2020		165,000	169,355
4.464%, 07/23/2022		295,000	311,545
4.908%, 07/23/2025		215,000	229,760

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications
Operating LLC (continued)
6.484%, 10/23/2045		$105,000	$123,396
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	285,676
Comcast Corp.
3.400%, 07/15/2046		230,000	211,852
Cox Communications, Inc.
3.150%, 08/15/2024 (C)		230,000	228,462
3.850%, 02/01/2025 (D)		165,000	166,091
4.800%, 02/01/2035		150,000	148,461
Discovery Communications LLC
3.450%, 03/15/2025		153,000	150,625
3.800%, 03/13/2024		190,000	195,757
3.950%, 03/20/2028		105,000	104,711
4.900%, 03/11/2026		100,000	106,721
DISH DBS Corp.
6.750%, 06/01/2021		81,000	89,100
Ford Motor Company
5.291%, 12/08/2046		150,000	156,425
General Motors Company
6.250%, 10/02/2043		210,000	239,877
6.750%, 04/01/2046		180,000	216,719
General Motors Financial Company, Inc.
3.950%, 04/13/2024		230,000	235,477
Lear Corp.
3.800%, 09/15/2027		295,000	293,751
Liberty Interactive LLC
8.250%, 02/01/2030		84,000	92,820
Lithia Motors, Inc.
5.250%, 08/01/2025 (C)		5,000	5,194
Lowe’s Companies, Inc.
3.700%, 04/15/2046		40,000	38,778
Meritage Homes Corp.
5.125%, 06/06/2027		10,000	10,025
6.000%, 06/01/2025		35,000	37,275
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025		117,000	118,884
The Home Depot, Inc.
3.500%, 09/15/2056		185,000	170,467
Time Warner Cable LLC
4.500%, 09/15/2042		415,000	393,105
5.875%, 11/15/2040		195,000	213,885
6.750%, 07/01/2018		250,000	258,867
8.750%, 02/14/2019		80,000	86,892
Time Warner, Inc.
2.950%, 07/15/2026		280,000	264,343
3.875%, 01/15/2026		190,000	192,877
6.100%, 07/15/2040		85,000	99,581
Toll Brothers Finance Corp.
4.875%, 11/15/2025		50,000	52,075
Toyota Motor Finance Netherlands BV
3.740%, 01/24/2018	AUD	50,000	39,389
4.340%, 10/19/2017	NZD	100,000	72,282
Viacom, Inc.
4.375%, 03/15/2043		$104,000	89,547
Videotron, Ltd.
5.375%, 06/15/2024 (C)		40,000	43,450
VW Credit Canada, Inc.
2.450%, 11/14/2017	CAD	135,000	108,286
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)		$65,000	66,788
5.000%, 08/01/2023 (C)		10,000	10,325
			7,208,961
Consumer staples – 1.9%
Altria Group, Inc.
3.875%, 09/16/2046		$140,000	136,763
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		475,000	492,310
4.700%, 02/01/2036		410,000	453,846
4.900%, 02/01/2046		285,000	324,354
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		225,000	217,740
BAT Capital Corp.
2.297%, 08/14/2020 (C)		225,000	225,670
4.390%, 08/15/2037 (C)		225,000	229,206
BAT International Finance PLC
2.750%, 06/15/2020 (C)		240,000	243,865
Constellation Brands, Inc.
2.700%, 05/09/2022		40,000	40,125
3.500%, 05/09/2027		80,000	81,256
4.500%, 05/09/2047		25,000	26,223
CVS Health Corp.
2.800%, 07/20/2020		310,000	315,375
3.875%, 07/20/2025		179,000	186,634
5.125%, 07/20/2045		290,000	333,326
Danone SA
1.691%, 10/30/2019		235,000	233,418
Imperial Brands Finance PLC
2.050%, 07/20/2018 (C)		220,000	220,085
2.950%, 07/21/2020		300,000	304,498
Kraft Heinz Foods Company
4.375%, 06/01/2046		115,000	112,698
Molson Coors International LP
3.950%, 10/06/2017	CAD	135,000	108,212
Philip Morris International, Inc.
3.125%, 08/17/2027 (D)		$410,000	410,850
Reynolds American, Inc.
3.250%, 06/12/2020		270,000	277,412
4.000%, 06/12/2022		40,000	42,244
Sysco Corp.
2.500%, 07/15/2021		245,000	246,503
			5,262,613
Energy – 2.5%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		420,000	415,907
6.600%, 03/15/2046		100,000	123,743
6.950%, 06/15/2019		40,000	43,099
Andeavor Logistics LP
6.250%, 10/15/2022		40,000	42,550
Apache Corp.
4.250%, 01/15/2044		20,000	18,798
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027		65,000	65,656
6.250%, 03/15/2038		145,000	174,028
Cenovus Energy, Inc.
4.250%, 04/15/2027 (C)		30,000	29,732
6.750%, 11/15/2039		25,000	28,767
Concho Resources, Inc.
3.750%, 10/01/2027		25,000	25,117
Continental Resources, Inc.
4.500%, 04/15/2023		15,000	15,038
5.000%, 09/15/2022		45,000	45,731
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	20,750
5.600%, 04/01/2044		30,000	27,975
Devon Financing Company LLC
7.875%, 09/30/2031		55,000	72,568
Enbridge, Inc.
3.700%, 07/15/2027		110,000	111,263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Encana Corp.
3.900%, 11/15/2021		$155,000	$159,689
Hess Corp.
4.300%, 04/01/2027 (D)		205,000	203,969
5.600%, 02/15/2041		50,000	50,074
6.000%, 01/15/2040		140,000	146,266
Kerr-McGee Corp.
6.950%, 07/01/2024		240,000	285,119
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020		35,000	37,695
6.500%, 04/01/2020		25,000	27,330
6.850%, 02/15/2020		55,000	60,355
Kinder Morgan, Inc.
3.150%, 01/15/2023		1,005,000	1,009,663
5.550%, 06/01/2045		270,000	291,065
Marathon Oil Corp.
2.700%, 06/01/2020		75,000	74,985
2.800%, 11/01/2022		275,000	267,262
4.400%, 07/15/2027		205,000	209,266
MPLX LP
4.125%, 03/01/2027		195,000	198,464
5.200%, 03/01/2047		40,000	41,856
NGPL PipeCo LLC
4.875%, 08/15/2027 (C)		5,000	5,239
Petroleos Mexicanos
5.500%, 06/27/2044		65,000	60,613
6.500%, 03/13/2027 (C)		55,000	61,064
6.750%, 09/21/2047		177,000	188,310
6.750%, 09/21/2047 (C)		100,000	106,390
Phillips 66 Partners LP
3.550%, 10/01/2026		70,000	68,454
Plains All American Pipeline LP
4.500%, 12/15/2026		80,000	81,161
QEP Resources, Inc.
5.375%, 10/01/2022		40,000	39,300
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		100,000	100,762
Shell International Finance BV
4.375%, 05/11/2045		220,000	235,503
SM Energy Company
6.125%, 11/15/2022		35,000	35,088
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026		15,000	14,875
4.250%, 04/01/2024		160,000	165,047
5.400%, 10/01/2047		215,000	218,836
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		235,000	232,934
The Williams Companies, Inc.
3.700%, 01/15/2023		30,000	29,850
4.550%, 06/24/2024		5,000	5,175
7.875%, 09/01/2021		10,000	11,750
Valero Energy Corp.
3.400%, 09/15/2026		340,000	335,278
4.900%, 03/15/2045		20,000	21,452
Williams Partners LP
4.000%, 11/15/2021		130,000	135,698
4.300%, 03/04/2024		210,000	221,469
WPX Energy, Inc.
5.250%, 09/15/2024		45,000	45,113
YPF SA
16.500%, 05/09/2022 (C)	ARS	6,797,946	369,106
			7,112,247
Financials – 7.9%
American International Group, Inc.
4.700%, 07/10/2035		$155,000	166,319
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 4-14-21, then 5 Year Euro
Swap Rate + 9.177%) 04/14/2021 (E)	EUR	200,000	274,503
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 5-9-18, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (E)		$200,000	207,000
Bank of America Corp.
2.503%, 10/21/2022		105,000	103,978
4.183%, 11/25/2027		25,000	25,901
4.200%, 08/26/2024		160,000	168,149
7.750%, 05/14/2038		560,000	822,370
Bank of America Corp. (3 month LIBOR
+ 6.314%) 2.393%, 03/22/2018		75,000	75,319
Bank of America Corp. (3.124% to
1-20-22, then 3 month LIBOR +
1.160%) 01/20/2023		110,000	111,682
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 04/24/2028		825,000	842,103
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048		90,000	97,465
Barclays Bank PLC
6.050%, 12/04/2017 (C)		645,000	649,525
Barclays PLC (7.875% to 3-15-22, then
5 Year U.S. Swap Rate + 6.772%)
03/15/2022 (E)		300,000	326,625
BNP Paribas SA
2.950%, 05/23/2022		200,000	201,879
BNP Paribas SA (7.625% to 3-30-21,
then 5 Year U.S. Swap Rate +
6.314%) 03/30/2021 (E)		230,000	252,713
BPCE SA
3.000%, 05/22/2022 (C)(D)		250,000	251,381
Caixa Geral de Depositos SA (5 Year
Euro Swap Rate + 10.925%) 10.750%,
03/30/2022 (E)	EUR	200,000	263,767
CBOE Holdings, Inc.
3.650%, 01/12/2027		$235,000	240,537
Citigroup, Inc.
3.200%, 10/21/2026		15,000	14,778
4.450%, 09/29/2027		800,000	846,004
4.650%, 07/30/2045		106,000	117,279
Citigroup, Inc. (3 month LIBOR +
1.100%) 2.414%, 05/17/2024 (B)		650,000	651,438
CNO Financial Group, Inc.
5.250%, 05/30/2025		80,000	85,200
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (C)(E)		400,000	473,500
Credit Suisse Group AG (6.250% to
12-18-24, then 5 Year U.S. Swap Rate
+ 3.455%) 12/18/2024 (E)		475,000	505,760
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	5,124
5.000%, 08/01/2024 (C)		5,000	5,125
Deutsche Bank AG
2.700%, 07/13/2020		365,000	366,414
Genworth Holdings, Inc.
4.900%, 08/15/2023		70,000	59,850
GTP Acquisition Partners I LLC
3.482%, 06/15/2050		730,000	727,606
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	203,065

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
3.400%, 03/08/2021		$215,000	$221,646
3.600%, 05/25/2023		400,000	416,116
HSBC Holdings PLC (3.262% to
3-13-22, then 3 month LIBOR +
1.055%) 03/13/2023		240,000	244,894
HSBC Holdings PLC (6.000% to
5-22-27, then 5 Year U.S. ISDAFIX +
3.746%) 05/22/2027 (E)		225,000	235,328
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		180,000	183,419
JPMorgan Chase & Co.
2.400%, 06/07/2021		590,000	591,873
2.700%, 05/18/2023		545,000	544,953
2.750%, 06/23/2020		20,000	20,376
4.250%, 10/01/2027		230,000	243,025
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%) 03/01/2025		295,000	298,879
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (C)		41,000	66,467
Morgan Stanley
2.500%, 04/21/2021		625,000	626,881
3.125%, 07/27/2026		55,000	53,926
3.625%, 01/20/2027		275,000	278,826
3.950%, 04/23/2027		165,000	168,041
4.000%, 07/23/2025		245,000	258,202
4.350%, 09/08/2026		70,000	73,254
6.625%, 04/01/2018		500,000	512,216
Morgan Stanley (3 month LIBOR +
0.850%) 2.163%, 01/24/2019		95,000	95,652
Morgan Stanley (3.591% to 7-22-27,
then 3 month LIBOR + 1.340%)
07/22/2028		660,000	660,886
Navient Corp.
7.250%, 01/25/2022 to 09/25/2023		90,000	98,175
Santander Holdings USA, Inc.
3.700%, 03/28/2022 (C)		395,000	402,333
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(E)		375,000	405,938
The Bear Stearns Companies LLC
7.250%, 02/01/2018		230,000	234,284
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		100,000	99,975
2.350%, 11/15/2021		315,000	312,552
2.375%, 01/22/2018		365,000	365,859
2.600%, 04/23/2020		100,000	100,885
2.750%, 09/15/2020		320,000	324,144
2.875%, 02/25/2021		320,000	324,721
5.150%, 05/22/2045		55,000	62,927
5.250%, 11/29/2017	AUD	120,000	94,587
6.250%, 02/01/2041		$160,000	212,553
6.750%, 10/01/2037		455,000	600,011
The Goldman Sachs Group, Inc. (2.905%
to 7-24-22, then 3 month LIBOR +
0.990%) 07/24/2023		215,000	215,090
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028		170,000	171,418
UBS Group AG (6.875% to 3-22-21,
then 5 Year U.S. Swap Rate +
5.497%) 03/22/2021 (E)		500,000	536,875
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (C)		380,000	378,380
Wells Fargo & Company
2.625%, 07/22/2022		175,000	175,287
3.000%, 04/22/2026 to 10/23/2026		310,000	303,556
3.069%, 01/24/2023		605,000	615,198
4.400%, 06/14/2046		85,000	88,203
4.900%, 11/17/2045		410,000	457,066
5.606%, 01/15/2044		15,000	18,147
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028		490,000	496,110
Willis North America, Inc.
3.600%, 05/15/2024		115,000	117,596
			22,149,089
Health care – 2.0%
Aetna, Inc.
2.800%, 06/15/2023		90,000	90,452
Allergan Funding SCS
2.350%, 03/12/2018		930,000	932,684
3.000%, 03/12/2020		370,000	377,690
Allergan Funding SCS (3 month LIBOR
+ 1.080%) 2.390%, 03/12/2018		75,000	75,248
Amgen, Inc.
2.650%, 05/11/2022		190,000	191,497
Anthem, Inc.
3.500%, 08/15/2024		295,000	303,387
4.625%, 05/15/2042		170,000	184,079
Baxalta, Inc.
3.600%, 06/23/2022		35,000	36,256
Becton, Dickinson and Company
3.363%, 06/06/2024		490,000	494,376
Cardinal Health, Inc.
1.950%, 06/15/2018		145,000	145,211
2.616%, 06/15/2022		540,000	539,400
4.368%, 06/15/2047		55,000	56,282
Celgene Corp.
4.625%, 05/15/2044		110,000	118,431
Community Health Systems, Inc.
5.125%, 08/01/2021		5,000	4,938
6.250%, 03/31/2023		50,000	49,375
Gilead Sciences, Inc.
2.500%, 09/01/2023		80,000	79,164
3.250%, 09/01/2022		105,000	108,728
LifePoint Health, Inc.
5.875%, 12/01/2023		55,000	58,110
Mylan NV
3.000%, 12/15/2018		150,000	151,682
3.150%, 06/15/2021		160,000	162,766
3.750%, 12/15/2020		170,000	176,221
Quintiles IMS, Inc.
4.875%, 05/15/2023 (C)		70,000	72,800
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021		290,000	288,913
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019		120,000	118,253
2.200%, 07/21/2021		75,000	72,128
2.800%, 07/21/2023		30,000	28,679
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026		80,000	78,264
3.000%, 04/15/2023		255,000	259,128
UnitedHealth Group, Inc.
3.750%, 07/15/2025		285,000	302,335

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
4.250%, 04/15/2047	$40,000	$43,147
4.750%, 07/15/2045	60,000	69,403
Valeant Pharmaceuticals
International, Inc.
6.500%, 03/15/2022 (C)	35,000	36,925
7.000%, 03/15/2024 (C)	10,000	10,650
		5,716,602
Industrials – 0.9%
Canadian Pacific Railway Company
9.450%, 08/01/2021	175,000	216,044
CSX Corp.
3.250%, 06/01/2027	355,000	354,691
Delta Air Lines, Inc.
3.625%, 03/15/2022	345,000	354,495
FedEx Corp.
4.550%, 04/01/2046	240,000	255,467
Fortive Corp.
2.350%, 06/15/2021	160,000	159,453
Lockheed Martin Corp.
4.090%, 09/15/2052	231,000	230,643
Mexico City Airport Trust
3.875%, 04/30/2028 (C)	200,000	199,300
Norfolk Southern Corp.
2.900%, 06/15/2026	220,000	217,971
Oshkosh Corp.
5.375%, 03/01/2025	35,000	37,100
Pitney Bowes, Inc.
4.700%, 04/01/2023	320,000	313,232
Sensata Technologies BV
5.000%, 10/01/2025 (C)	75,000	79,054
5.625%, 11/01/2024 (C)	10,000	11,013
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	110,000	117,623
		2,546,086
Information technology – 1.0%
Apple, Inc.
3.350%, 02/09/2027	105,000	108,059
3.450%, 02/09/2045	245,000	233,003
3.850%, 08/04/2046	60,000	60,868
Cardtronics, Inc.
5.125%, 08/01/2022	60,000	61,950
Dell International LLC
4.420%, 06/15/2021 (C)	85,000	89,233
8.350%, 07/15/2046 (C)	60,000	76,648
First Data Corp.
5.000%, 01/15/2024 (C)	55,000	57,107
Hewlett Packard Enterprise Company
3.600%, 10/15/2020	325,000	336,813
4.900%, 10/15/2025	225,000	237,938
Intel Corp.
4.100%, 05/19/2046	130,000	136,309
Lam Research Corp.
2.800%, 06/15/2021	205,000	207,777
Microsoft Corp.
2.400%, 08/08/2026	155,000	150,192
3.300%, 02/06/2027	35,000	36,277
3.700%, 08/08/2046	185,000	186,460
3.950%, 08/08/2056	240,000	247,134
Nokia OYJ
4.375%, 06/12/2027	220,000	226,325
6.625%, 05/15/2039	40,000	46,160
Xerox Corp.
3.625%, 03/15/2023	390,000	386,307
		2,884,560
Materials – 0.8%
Anglo American Capital PLC
3.750%, 04/10/2022	200,000	205,120
4.125%, 09/27/2022 (C)	400,000	415,488
ArcelorMittal
6.125%, 06/01/2025	60,000	69,000
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	200,000	199,426
Eagle Materials, Inc.
4.500%, 08/01/2026	45,000	46,913
Kaiser Aluminum Corp.
5.875%, 05/15/2024	65,000	69,550
Methanex Corp.
4.250%, 12/01/2024	235,000	233,115
5.650%, 12/01/2044	120,000	118,219
Standard Industries, Inc.
5.375%, 11/15/2024 (C)	85,000	90,338
Steel Dynamics, Inc.
4.125%, 09/15/2025 (C)	90,000	90,731
The Sherwin-Williams Company
3.125%, 06/01/2024	95,000	95,440
Vale Overseas, Ltd.
6.250%, 08/10/2026	380,000	432,250
6.875%, 11/10/2039	45,000	51,435
		2,117,025
Real estate – 0.0%
Crown Castle International Corp.
3.200%, 09/01/2024	70,000	69,639
3.400%, 02/15/2021	35,000	36,027
		105,666
Telecommunication services – 1.9%
AT&T, Inc.
3.400%, 08/14/2024	370,000	370,427
3.600%, 02/17/2023	375,000	385,709
3.900%, 08/14/2027	475,000	475,536
4.125%, 02/17/2026	255,000	261,989
4.750%, 05/15/2046	360,000	346,613
5.150%, 02/14/2050	420,000	423,214
SBA Tower Trust
2.898%, 10/15/2044 (C)	505,000	508,068
3.168%, 04/09/2047 (C)	530,000	529,460
3.598%, 04/09/2043 (C)	730,000	729,420
Sprint Corp.
7.125%, 06/15/2024	85,000	95,625
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (C)	285,000	289,275
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	16,594
7.721%, 06/04/2038	25,000	32,070
Verizon Communications, Inc.
4.272%, 01/15/2036	330,000	324,044
4.400%, 11/01/2034	225,000	226,276
4.500%, 08/10/2033	45,000	46,139
4.672%, 03/15/2055	138,000	131,376
4.812%, 03/15/2039	120,000	123,816
		5,315,651
Utilities – 1.4%
Acwa Power Management And
Investments One, Ltd.
5.950%, 12/15/2039 (C)	459,000	473,020

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
AES Corp.
5.500%, 03/15/2024		$100,000	$104,375
AmeriGas Partners LP
5.625%, 05/20/2024		20,000	21,075
5.875%, 08/20/2026		40,000	41,600
Broadcom Corp.
3.000%, 01/15/2022 (C)		660,000	671,431
3.625%, 01/15/2024 (C)		300,000	308,099
DTE Energy Company
1.500%, 10/01/2019		170,000	167,518
Duke Energy Florida LLC
3.400%, 10/01/2046		305,000	287,279
Duke Energy Progress LLC
4.375%, 03/30/2044		70,000	76,246
Emera US Finance LP
2.700%, 06/15/2021		35,000	35,180
4.750%, 06/15/2046		50,000	53,585
Exelon Corp.
2.450%, 04/15/2021		50,000	49,993
2.850%, 06/15/2020		280,000	285,517
FirstEnergy Corp.
3.900%, 07/15/2027		260,000	264,582
4.250%, 03/15/2023		70,000	74,034
Fortis, Inc.
2.100%, 10/04/2021		75,000	73,619
Hydro One, Inc.
5.180%, 10/18/2017	CAD	135,000	108,355
IPALCO Enterprises, Inc.
3.700%, 09/01/2024 (C)		$175,000	175,358
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018		105,000	104,951
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022		70,000	83,847
Progress Energy, Inc.
7.000%, 10/30/2031		145,000	195,496
The Southern Company
1.850%, 07/01/2019		135,000	134,917
2.950%, 07/01/2023		85,000	85,404
			3,875,481
TOTAL CORPORATE BONDS (Cost
$62,574,772)			$64,293,981

MUNICIPAL BONDS – 1.3%
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		40,000	52,216
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040		395,000	516,178
City of Chicago (Illinois)
7.045%, 01/01/2029		320,000	353,827
7.375%, 01/01/2033		275,000	315,692
Municipal Electric Authority of Georgia
6.637%, 04/01/2057		35,000	44,231
Puerto Rico Commonwealth Government
Employees Retirement System,
Series A
6.150%, 07/01/2038		475,000	182,875
Puerto Rico Commonwealth Government
Employees Retirement System,
Series C
6.300%, 07/01/2043		600,000	231,000
State of California
7.550%, 04/01/2039		235,000	360,396
7.600%, 11/01/2040		240,000	375,540
State of Illinois, GO
5.163%, 02/01/2018		45,000	45,420
5.375%, 07/01/2018		255,000	260,454
5.665%, 03/01/2018		610,000	618,558
5.877%, 03/01/2019		165,000	172,501
TOTAL MUNICIPAL BONDS (Cost
$3,601,883)			$3,528,888

TERM LOANS (F) – 1.9%
Consumer discretionary – 0.5%
Acosta, Inc. (1 month LIBOR + 3.250%)
4.485%, 09/26/2021		97,001	85,574
Advantage Sales & Marketing, Inc. (1
month LIBOR + 3.250%) 4.485%,
07/23/2021		108,508	101,931
Bass Pro Group LLC (1 month LIBOR +
5.000%) 6.235%, 12/16/2023		150,000	141,125
Boyd Gaming Corp. (1 week LIBOR +
2.500%) 3.694%, 09/15/2023		112,151	112,460
Delta 2 Lux Sarl (1 month LIBOR +
3.000%) 4.235%, 02/01/2024		150,000	150,863
Golden Entertainment, Inc.
08/15/2024 TBD (G)		125,000	124,219
Hilton Worldwide Finance LLC (1 month
LIBOR + 2.000%) 3.237%,
10/25/2023		161,252	161,887
ION Media Networks, Inc. (1 month
LIBOR + 3.000%) 4.240%,
12/18/2020		220,753	221,581
Neiman Marcus Group, Ltd. LLC (1
month LIBOR + 3.250%) 4.481%,
10/25/2020		108,853	80,835
Staples, Inc.
08/06/2024 TBD (G)		130,000	129,373
Town Sports International LLC (1 month
LIBOR + 3.500%) 4.734%,
11/15/2020		102,494	95,576
Univision Communications, Inc. (1
month LIBOR + 2.750%) 3.985%,
03/15/2024		103,793	102,821
			1,508,245
Consumer staples – 0.2%
Albertson’s LLC (1 month LIBOR +
2.750%) 3.985%, 08/25/2021		163,873	157,856
Brightview Landscapes LLC (1 month
LIBOR + 3.000%) 4.235%,
12/18/2020		231,648	232,574
Galleria Company (1 month LIBOR +
3.000%) 4.250%, 09/29/2023		70,000	69,738
Post Holdings, Inc. (1 month LIBOR +
2.250%) 3.490%, 05/24/2024		59,850	59,966
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.235%,
02/05/2023		118,303	118,729
			638,863
Energy – 0.2%
California Resources Corp. (1 month
LIBOR + 10.375%) 11.609%,
12/31/2021		110,000	117,095
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 8.814%,
08/23/2021		100,000	107,656
Foresight Energy LLC (3 month LIBOR
+ 5.750%) 7.083%, 03/28/2022		134,325	125,343

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (F) (continued)
Energy (continued)
Seadrill Operating LP (3 month LIBOR
+ 3.000%) 4.333%, 02/21/2021	$106,140	$77,350
		427,444
Financials – 0.1%
Asurion LLC (1 month LIBOR +
3.000%) 4.235%, 11/03/2023	195,966	196,756
Gardner Denver, Inc. (3 month LIBOR +
2.750%) 4.083%, 07/30/2024	172,287	172,438
		369,194
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 3.985%,
03/01/2024	149,250	149,586
Community Health Systems, Inc. (3
month LIBOR + 2.750%) 4.067%,
12/31/2019	24,721	24,564
Community Health Systems, Inc. (3
month LIBOR + 3.000%) 4.317%,
01/27/2021	43,063	42,753
Endo Luxembourg Finance Company I
Sarl (1 month LIBOR + 4.250%)
5.500%, 04/29/2024	149,625	150,934
Envision Healthcare Corp. (1 month
LIBOR + 3.000%) 4.240%,
12/01/2023	103,431	103,625
MPH Acquisition Holdings LLC (3
month LIBOR + 3.000%) 4.333%,
06/07/2023	113,653	114,470
Opal Acquisition, Inc. (3 month LIBOR
+ 4.000%) 5.319%, 11/27/2020	101,296	95,218
US Renal Care, Inc. (3 month LIBOR +
4.250%) 5.583%, 12/31/2022	102,468	99,086
		780,236
Industrials – 0.2%
Avolon TLB Borrower 1 US LLC (1
month LIBOR + 2.750%) 3.986%,
04/03/2022	99,750	99,937
Brand Energy & Infrastructure
Services, Inc. (2 and 3 month LIBOR
+ 4.250%) 5.522%, 06/21/2024	199,500	200,448
RBS Global, Inc. (3 month LIBOR +
2.750%) 4.060%, 08/21/2023	127,604	128,034
TransDigm, Inc. (1 and 3 month LIBOR
+ 3.000%) 4.268%, 05/14/2022	100,179	100,385
		528,804
Information technology – 0.2%
Conduent Business Services LLC (1
month LIBOR + 4.000%) 5.235%,
12/07/2023	129,025	129,429
First Data Corp. (1 month LIBOR +
2.250%) 3.487%, 07/08/2022	178,657	178,906
WEX, Inc. (1 month LIBOR + 2.750%)
3.985%, 06/30/2023	197,500	199,475
		507,810
Materials – 0.1%
Berry Plastics Group, Inc. (1 month
LIBOR + 2.250%) 3.485%,
01/06/2021	223,197	223,811
Real estate – 0.0%
DTZ US Borrower LLC (3 month
LIBOR + 3.250%) 4.566%,
11/04/2021	137,157	137,402
Telecommunication services – 0.1%
Level 3 Financing, Inc. (1 month LIBOR
+ 2.250%) 3.486%, 02/22/2024	100,000	99,922
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 3.750%,
02/02/2024	139,300	139,388
		239,310
TOTAL TERM LOANS (Cost $5,436,482)		$5,361,119

COLLATERALIZED MORTGAGE
OBLIGATIONS – 10.8%
Commercial and residential – 10.4%
Alternative Loan Trust
Series 2005-27, Class 2A1 (1 Year
MTA + 1.350%),
2.239%, 08/25/2035 (B)	264,319	233,721
Series 2005-56, Class 5A1 (1 month
LIBOR + 0.320%),
1.557%, 11/25/2035 (B)	115,989	99,617
Series 2005-72, Class A1 (1 month
LIBOR + 0.270%),
1.507%, 01/25/2036 (B)	32,618	30,915
Series 2005-7CB, Class 2A8 (1 month
LIBOR + 0.450%),
1.687%, 04/25/2035 (B)	68,827	61,738
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	140,867	110,994
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.190%),
1.427%, 09/25/2046 (B)	43,975	38,649
Series 2006-3, Class 2A11 (1 Year
MTA + 0.940%),
1.829%, 10/25/2046 (B)	58,516	51,204
Series 2007-2, Class A1 (1 month
LIBOR + 12.500%),
1.362%, 03/25/2047 (B)	34,874	31,973
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class A1
2.478%, 07/25/2047 (B)(C)	374,341	373,349
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1
2.810%, 01/25/2047 (B)(C)	135,238	135,195
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO,
1.693%, 02/15/2050	3,452,365	371,135
Series 2017-DELC, Class A (1 month
LIBOR + 0.850%),
2.077%, 08/15/2036 (B)(C)	949,000	950,328
BBCMS Trust
Series 2013-TYSN, Class A2
3.756%, 09/05/2032 (C)	330,000	344,390
BCAP LLC Trust
Series 2006-AA2, Class A1 (1 month
LIBOR + 0.170%)
1.407%, 01/25/2037 (B)	195,574	177,464
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1 (1 month
LIBOR + 0.500%)
1.737%, 01/25/2036 (B)	250,553	252,736
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 1A1 (1 month
LIBOR + 0.180%)
1.417%, 10/25/2036 (B)	20,273	18,677

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Chase Mortgage Finance Trust
Series 2005-S3, Class A10
5.500%, 11/25/2035	$280,072	$267,725
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month
LIBOR + 0.680%),
1.917%, 03/25/2035 (B)	61,101	56,521
Series 2007-HY4, Class 1A1,
3.391%, 09/25/2047 (B)	220,378	206,054
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.427%, 12/10/2049 (B)	17,954	17,945
Series 2014-GC23, Class XA IO,
1.199%, 07/10/2047	2,367,842	130,643
Series 2015-GC29, Class AA IO,
1.296%, 04/10/2048	2,108,722	126,620
COLT Mortgage Loan Trust
Series 2016-3, Class A1,
2.800%, 12/26/2046 (B)(C)	220,719	220,828
Series 2017-1, Class A1,
2.614%, 05/27/2047 (B)(C)	360,470	364,917
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A4B
6.267%, 12/10/2049 (B)	33,611	33,588
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031	800,000	836,531
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	512,467
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	415,332
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	632,871
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2013-300P, Class A1
4.353%, 08/10/2030 (C)	260,000	280,870
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	15,000	15,490
Series 2015-C2, Class XA IO,
1.001%, 06/15/2057	5,577,424	260,274
Series 2015-C4, Class A4,
3.808%, 11/15/2048	705,000	738,268
Series 2016-C6, Class XA,
1.969%, 01/15/2049 (B)	1,702,275	184,108
CSMC Trust
Series 2017-FHA1, Class A1
3.250%, 04/25/2047 (B)(C)	321,492	324,305
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A1,
2.725%, 12/26/2046 (B)(C)	207,294	206,721
Series 2017-2A, Class A1,
2.453%, 06/25/2047 (B)(C)	307,593	305,822
Deutsche Alt-A Securities Mortgage
Loan Trust
Series 2007-AR2, Class A1 (1 month
LIBOR + 0.150%)
1.387%, 03/25/2037 (B)	92,722	83,831
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.444%, 09/25/2043 (B)(C)	520,000	556,009
Series 2012-K706, Class B,
4.169%, 11/25/2044 (B)(C)	380,000	386,063
Series 2014-K503, Class B,
3.071%, 10/25/2047 (B)(C)	465,000	469,216
Series 2017-K64, Class B,
4.116%, 03/25/2027 (B)(C)	130,000	130,765
Series 2017-K65, Class B,
4.214%, 05/25/2027 (B)(C)	280,000	288,024
Series 2017-K66, Class B,
4.172%, 07/25/2027 (B)(C)	247,000	249,237
Series 2017-K67, Class B,
3.944%, 08/25/2027 (B)(C)	150,000	150,383
Series 2017-K725, Class B,
4.013%, 02/25/2024 (B)(C)	180,000	182,611
Series 2017-K726, Class B,
4.107%, 07/25/2049 (B)(C)	315,000	318,716
General Electric Capital Assurance
Company
Series 2003-1, Class A5
5.743%, 05/12/2035 (B)(C)	236,434	241,956
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1
3.849%, 04/19/2036 (B)	267,480	253,103
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (C)	670,000	698,542
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	419,598
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
3.395%, 01/25/2036 (B)	12,617	12,644
Series 2007-1F, Class 4A1 (1 month
LIBOR + 0.300%),
1.537%, 01/25/2037 (B)	153,770	108,269
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month
LIBOR + 0.330%),
1.567%, 09/19/2035 (B)	61,055	55,442
Series 2006-12, Class 2A13 (1 month
LIBOR + 0.240%),
1.477%, 12/19/2036 (B)	302,076	264,704
Series 2007-7, Class 2A1B (1 month
LIBOR + 1.000%),
2.237%, 10/25/2037 (B)	142,422	114,668
Series 2006-12, Class 2A2A (1 month
LIBOR + 0.190%),
1.427%, 01/19/2038 (B)	102,676	96,479
IndyMac INDA Mortgage Loan Trust
Series 2006-AR3, Class 1A1
3.506%, 12/25/2036 (B)	99,214	95,246
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	419,876
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	141,999
JPMDB Commercial Mortgage Securities
Trust
Series 2016-C4, Class A3
3.141%, 12/15/2049	735,000	737,776

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2008-C2, Series A4,
6.068%, 02/12/2051	$312,202	$312,473
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (C)	806,039	839,130
JPMorgan Mortgage Trust
Series 2006-A3, Class 3A2
3.350%, 05/25/2036 (B)	25,941	25,604
Lehman XS Trust
Series 2006-16N, Class A4A (1 month
LIBOR + 0.190%)
1.427%, 11/25/2046 (B)	231,199	209,867
LSTAR Securities Investment Trust
Series 2016-5, Class A1 (1 month
LIBOR + 2.000%),
3.235%, 11/01/2021 (B)(C)	336,880	336,840
Series 2017-3, Class A1 (1 month
LIBOR + 2.000%),
3.235%, 04/01/2022 (B)(C)	120,642	121,076
Series 2017-6, Class A (1 month
LIBOR + 1.750%),
2.985%, 09/01/2022 (B)(C)	350,000	349,681
LSTAR Securities Investment, Ltd.
Series 2017-2, Class A1 (1 month
LIBOR + 2.000%)
3.235%, 02/01/2022 (B)(C)	498,578	498,905
Luminent Mortgage Trust
Series 2006-4, Class A1A (1 month
LIBOR + 0.190%)
1.427%, 05/25/2046 (B)	205,259	186,203
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7
3.441%, 11/21/2034 (B)	60,466	61,921
MFA Trust
Series 2017-RPL1, Class A1
2.588%, 02/25/2057 (B)(C)	235,691	234,675
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19, Class XA IO
1.283%, 12/15/2047	1,573,495	78,814
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.469%, 08/11/2033 (C)	475,000	491,421
Series 2017-H1, Class XA,
1.621%, 06/15/2050 (B)	783,697	76,755
Mortgage Repurchase Agreement
Financing Trust
Series 2016-5, Class A (1 month
LIBOR + 1.170%)
2.405%, 06/10/2019 (B)(C)	1,034,000	1,033,995
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.750%, 11/26/2035 (B)(C)	641,841	662,861
Series 2016-4A, Class A1,
3.750%, 11/25/2056 (B)(C)	642,891	663,366
Series 2017-2A, Class A3,
4.000%, 03/25/2057 (B)(C)	1,143,942	1,195,532
Series 2017-3A, Class A1,
4.000%, 04/25/2057 (B)(C)	895,322	931,414
Series 2017-4A, Class A1,
4.000%, 05/25/2057 (B)(C)	761,691	793,118
Series 2017-5A, Class A1 (1 month
LIBOR + 1.500%),
2.737%, 07/25/2056 (B)(C)	911,690	937,123
OBP Depositor LLC Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 (C)	311,000	328,409
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month
LIBOR + 0.250%),
1.487%, 08/25/2037 (B)	128,084	123,199
Series 2007-QH9, Class A1,
2.281%, 11/25/2037 (B)	117,607	101,677
Sequoia Mortgage Trust
Series 2007-3, Class 2AA1
3.514%, 07/20/2037 (B)	22,150	21,358
Springleaf Mortgage Loan Trust
Series 2013-2A, Class M1
3.520%, 12/25/2065 (B)(C)	605,000	603,741
Towd Point Mortgage Trust
Series 2015-4, Class A1B
2.750%, 04/25/2055 (B)(C)	212,646	213,693
WaMu Mortgage Pass-Through
Certificates
Series 2007-HY6, Class 1A1
3.084%, 06/25/2037 (B)	30,804	29,030
Washington Mutual Mortgage
Pass-Through Certificates
Series 2006-5, Class 1A1 (1 month
LIBOR + 0.600%)
1.837%, 07/25/2036 (B)	43,631	31,101
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	326,748
Series 2015-NXS1, Class D,
4.239%, 05/15/2048 (B)	40,000	34,975
Series 2015-NXS1, Class XA IO,
1.317%, 05/15/2048	2,101,038	125,538
Series 2015-NXS3, Class XA IO,
1.322%, 09/15/2057	4,656,370	268,643
Wells Fargo Mortgage Backed Securities
Trust
Series 2006-AR2, Class 2A1
3.177%, 03/25/2036 (B)	38,752	39,163
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	325,482
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	638,227
		29,146,900
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
Series K064, Class X1 IO
0.745%, 03/25/2027	2,327,341	114,073
Federal National Mortgage Association
Series 2014-04, Class 1M2 (1 month
LIBOR + 4.900%),
6.137%, 11/25/2024 (B)	181,530	205,616
Series 2016-C07, Class 2M2 (1 month
LIBOR + 4.350%),
5.587%, 05/25/2029 (B)	485,000	527,298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2017-C01, Class 1M2 (1 month
LIBOR + 3.550%),
4.787%, 07/25/2029 (B)	$240,000	$253,111
Government National Mortgage
Association
Series 2006-38, Class XS IO
6.016%, 09/16/2035	96,111	15,165
		1,115,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,904,469)		$30,262,163

ASSET BACKED SECURITIES – 19.9%
ABFC Trust
Series 2006-HE1, Class A2D (1 month
LIBOR + 0.220%)
1.457%, 01/25/2037 (B)	151,489	101,749
Anchorage Capital CLO 9, Ltd.
Series 2016-9A, Class A (3 month
LIBOR + 1.510%)
2.814%, 01/15/2029 (B)(C)	446,849	447,707
Apidos CLO XVII
Series 2014-17A, Class A1R (3 month
LIBOR + 1.310%)
2.614%, 04/17/2026 (B)(C)	1,200,000	1,203,364
Series 2014-17A, Class A2R (3 month
LIBOR + 1.850%)
3.154%, 04/17/2026 (B)(C)	1,145,000	1,148,136
Apidos CLO XX
Series 2015-20A, Class A1R (3 month
LIBOR + 1.330%)
2.634%, 01/16/2027 (B)(C)	700,000	701,007
Apidos CLO XXI
Series 2015-21A, Class A1 (3 month
LIBOR + 1.430%)
2.734%, 07/18/2027 (B)(C)	1,170,000	1,179,751
Atlas Senior Loan Fund VI, Ltd.
Series 2014-6A, Class AR (3 month
LIBOR + 1.250%)
2.554%, 10/15/2026 (B)(C)	650,000	652,367
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
2.414%, 04/25/2026 (B)(C)	885,000	887,022
Avery Point VI CLO, Ltd.
Series 2015-6A, Class A (3 month
LIBOR + 1.450%)
2.762%, 08/05/2027 (B)(C)	1,230,000	1,235,223
Babson CLO, Ltd.
Series 2015-IA, Class A (3 month
LIBOR + 1.430%)
2.737%, 04/20/2027 (B)(C)	1,205,000	1,206,974
Bayview Koitere Fund Trust
Series 2017-RT4, Class A
3.500%, 07/28/2057 (B)(C)	971,000	996,337
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A
3.500%, 01/28/2058 (B)(C)	665,439	682,483
Bayview Opportunity Master Fund IIIa
Trust
Series 2017-RN7, Class A1
3.105%, 09/28/2032 (B)(C)	181,000	181,000
Bayview Opportunity Master Fund
IVa Trust
Series 2017-SPL1, Class A
4.000%, 10/28/2064 (B)(C)	763,786	795,891
Series 2017-SPL5, Class A
3.500%, 06/28/2057 (B)(C)	494,268	507,186
Bayview Opportunity Master Fund
IVb Trust
Series 2017-SPL3, Class A
4.000%, 11/28/2053 (B)(C)	363,945	378,892
Series 2017-SPL4, Class A
3.500%, 01/28/2055 (B)(C)	424,259	434,882
BlueMountain CLO, Ltd.
Series 2015-3A, Class A1 (3 month
LIBOR + 1.480%)
2.787%, 10/20/2027 (B)(C)	1,040,000	1,042,070
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.470%, 10/25/2027 (C)	101,667	101,280
Carlyle Global Market Strategies
Series 2014-4A, Class A1R (3 month
LIBOR + 1.200%)
2.504%, 10/15/2026 (B)(C)	425,000	427,661
Series 2015-2A, Class A1 (3 month
LIBOR + 1.470%)
2.787%, 04/27/2027 (B)(C)	770,000	771,341
Series 2016-3A, Class A2 (3 month
LIBOR + 1.900%)
3.207%, 10/20/2029 (B)(C)	430,000	432,274
CarMax Auto Owner Trust
Series 2014-2, Class D
2.580%, 11/16/2020	280,000	280,602
CBAM, Ltd.
Series 2017-3A, Class A (3 month
LIBOR + 1.230%)
2.599%, 10/17/2029 (B)(C)	710,000	710,000
Cent CLO 17, Ltd.
Series 2013-17A, Class A1 (3 month
LIBOR + 1.300%)
2.611%, 01/30/2025 (B)(C)	514,974	515,855
Cent CLO 21, Ltd.
Series 2014-21A, Class A1AR (3
month LIBOR + 1.210%)
2.527%, 07/27/2026 (B)(C)	590,000	591,994
Cent CLO 22, Ltd.
Series 2014-22A, Class A1R (3 month
LIBOR + 1.410%)
2.722%, 11/07/2026 (B)(C)	440,000	440,935
CIFC Funding, Ltd
Series 2014-2A, Class A1LR (3 month
LIBOR + 1.200%)
2.517%, 05/24/2026 (B)(C)	890,000	894,821
CIFC Funding, Ltd.
Series 2012-2A, Class A3R (3 month
LIBOR + 2.700%)
4.018%, 12/05/2024 (B)(C)	505,000	507,165
Covenant Credit Partners CLO III, Ltd.
Series 2017-1A, Class B (3 month
LIBOR + 1.850%)
3.226%, 10/15/2029 (B)(C)	250,000	250,762
Dryden Senior Loan Fund
Series 2015-38A, Class A (3 month
LIBOR + 1.430%)
2.734%, 07/15/2027 (B)(C)	660,000	666,434

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF12, Class A5 (1 month
LIBOR + 0.310%)
1.547%, 09/25/2036 (B)	$240,000	$212,847
First Investors Auto Owner Trust
Series 2014-3A, Class A3
1.670%, 11/16/2020 (C)	184,618	184,625
Series 2014-3A, Class B
2.390%, 11/16/2020 (C)	170,000	170,508
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.220%)
2.537%, 07/24/2030 (B)(C)	895,000	895,897
Galaxy XV CLO, Ltd.
Series 2013-15A, Class A (3 month
LIBOR + 1.250%)
2.554%, 04/15/2025 (B)(C)	1,093,655	1,094,778
GSAA Home Equity Trust
Series 2006-15, Class AF6
5.876%, 09/25/2036 (B)	477,383	252,974
Series 2006-20, Class 2A1A (1 month
LIBOR + 0.050%)
1.287%, 12/25/2046 (B)	408,940	307,634
Series 2006-10, Class AF3
5.985%, 06/25/2036 (B)	192,720	101,988
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035 (B)	325,000	331,599
GSAMP Trust
Series 2007-FM2, Class A2B (1
month LIBOR + 0.090%)
1.327%, 01/25/2037 (B)	285,023	182,698
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A (3 month
LIBOR + 1.450%)
2.762%, 05/05/2027 (B)(C)	485,000	485,075
Honor Automobile Trust Securitization
Series 2016-1A, Class A
2.940%, 11/15/2019 (C)	341,411	342,658
KKR CLO 15, Ltd.
Series 15, Class A1A (3 month
LIBOR + 1.560%)
2.864%, 10/18/2028 (B)(C)	645,000	650,381
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR
+ 1.210%)
2.524%, 07/20/2030 (B)(C)	835,000	834,166
Lendmark Funding Trust
Series 2016-2A, Class A
3.260%, 04/21/2025 (C)	540,000	542,116
Series 2017-1A, Class A
2.830%, 12/22/2025 (C)	360,000	360,113
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR (3 month
LIBOR + 1.160%)
2.473%, 07/23/2029 (B)(C)	721,000	720,616
Madison Park Funding XII, Ltd.
Series 2014-12A, Class B1R (3 month
LIBOR + 1.650%)
2.957%, 07/20/2026 (B)(C)	530,000	531,275
Magnetite IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.000%)
2.314%, 07/25/2026 (B)(C)	915,000	915,744
Magnetite VIII, Ltd.
Series 2014-8A, Class AR (3 month
LIBOR + 1.300%)
2.604%, 04/15/2026 (B)(C)	560,000	563,045
Magnetite XII, Ltd.
Series 2015-12A, Class AR (3 month
LIBOR + 1.330%)
2.634%, 04/15/2027 (B)(C)	555,000	559,159
Nationstar HECM Loan Trust
Series 2016-2A, Class A
2.239%, 06/25/2026 (B)(C)	39,869	40,236
Series 2017-1A, Class A
1.968%, 05/25/2027 (C)	140,348	140,378
Series 2017-1A, Class M1
2.942%, 05/25/2027 (C)	100,000	100,321
Series 2017-2A, Class A1
2.038%, 09/25/2027 (B)(C)	250,000	250,000
New Residential Advance
Receivables Trust
Series 2016-T2, Class AT2
2.575%, 10/15/2049 (C)	770,000	764,196
Series 2017-T1, Class AT1
3.214%, 02/15/2051 (C)	645,000	644,275
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1
4.000%, 02/25/2057 (B)(C)	1,258,092	1,309,723
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4
3.107%, 12/15/2050 (C)	740,000	731,799
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1
3.125%, 06/25/2057 (B)(C)	269,018	269,147
Oaktree EIF II, Ltd.
Series 2015-B1A, Class A (3 month
LIBOR + 1.550%)
2.865%, 02/15/2026 (B)(C)	775,000	777,602
Series 2017-IIIA, Class A2 (3 month
LIBOR + 1.450%)
2.820%, 07/17/2029 (B)(C)	445,000	447,412
OCP CLO, Ltd.
Series 2015-8A, Class A1 (3 month
LIBOR + 1.530%)
2.834%, 04/17/2027 (B)(C)	1,065,000	1,065,098
OHA Credit Partners VIII, Ltd.
Series 2013-8A, Class A (3 month
LIBOR + 1.120%)
2.427%, 04/20/2025 (B)(C)	794,346	796,006
OneMain Financial Issuance Trust
Series 2016-2A, Class A
4.100%, 03/20/2028 (C)	1,045,000	1,063,108
Series 2017-1A, Class A1
2.370%, 09/14/2032 (C)	889,000	885,071
OZLM XII, Ltd.
Series 2015-12A, Class A1 (3 month
LIBOR + 1.450%)
2.761%, 04/30/2027 (B)(C)	1,025,000	1,031,839
Santander Drive Auto Receivables Trust
Series 2013-5, Class C
2.250%, 06/17/2019	17,958	17,977
Series 2014-1, Class C
2.360%, 04/15/2020	128,014	128,212
Series 2015-2, Class B
1.830%, 01/15/2020	236,282	236,376

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Securitized Asset Backed
Receivables LLC Trust
Series 2006-HE1, Class A2B (1 month
LIBOR + 0.090%)
1.327%, 07/25/2036 (B)		$163,194	$87,812
Shackleton VIII CLO, Ltd.
Series 2015-8A, Class A1 (3 month
LIBOR + 1.510%)
2.817%, 10/20/2027 (B)(C)		1,035,000	1,035,582
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%, 10/27/2025 (C)		352,484	356,047
Series 2016-3, Class A
3.050%, 12/26/2025 (C)		381,365	385,030
Series 2017-1, Class A
3.280%, 01/26/2026 (C)		290,231	294,046
Series 2017-3, Class A
2.770%, 05/25/2026 (C)		146,018	146,612
Series 2017-4, Class A
2.500%, 05/26/2026 (C)		290,748	290,582
Sound Point CLO IV, Ltd.
Series 2013-3A, Class AR (3 month
LIBOR + 1.100%)
2.407%, 01/21/2026 (B)(C)		620,000	620,389
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class A (3 month
LIBOR + 1.530%)
2.834%, 04/15/2027 (B)(C)		755,000	756,112
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month
LIBOR + 1.390%)
2.703%, 01/23/2029 (B)(C)		305,000	307,245
Soundview Home Loan Trust
Series 2007-OPT2, Class 2A3 (1
month LIBOR + 0.180%)
1.417%, 07/25/2037 (B)		45,000	38,313
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (C)		590,000	591,550
Springleaf Funding Trust
Series 2017-AA, Class A
2.680%, 07/15/2030 (C)		900,000	899,887
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2
2.750%, 11/15/2049 (C)		630,000	630,232
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (B)(C)		56,740	57,245
Series 2016-2, Class A1A
2.750%, 08/25/2055 (B)(C)		454,262	456,204
Series 2016-3, Class A1
2.250%, 04/25/2056 (B)(C)		604,881	601,800
Series 2017-1, Class A1
2.750%, 10/25/2056 (B)(C)		1,285,238	1,291,846
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(C)		332,686	334,428
Series 2017-3, Class A1
2.750%, 06/25/2057 (B)(C)		569,158	571,990
Series 2017-4, Class A1
2.750%, 06/25/2057 (B)(C)		792,006	795,517
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.370%)
2.677%, 04/20/2027 (B)(C)		745,000	748,928
Venture XXI CLO, Ltd.
Series 2015-21A, Class A (3 month
LIBOR + 1.490%)
2.794%, 07/15/2027 (B)(C)		915,000	916,276
VOLT LX LLC
Series 2017-NPL7, Class A1
3.250%, 04/25/2059 (B)(C)		276,260	277,309
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (B)(C)		199,000	199,053
Voya CLO, Ltd.
Series 2014-3A, Class A1 (3 month
LIBOR + 1.420%)
2.734%, 07/25/2026 (B)(C)		370,000	370,419
Series 2015-1A, Class A1 (3 month
LIBOR + 1.480%)
2.784%, 04/18/2027 (B)(C)		730,000	731,293
Series 2015-1A, Class A2 (3 month
LIBOR + 2.100%)
3.404%, 04/18/2027 (B)(C)		255,000	255,505
Westlake Automobile Receivables Trust
Series 2017-2A, Class D
3.280%, 12/15/2022 (C)		535,000	533,745
TOTAL ASSET BACKED SECURITIES (Cost
$55,632,575)			$55,892,834

SHORT-TERM INVESTMENTS – 0.1%
Commercial paper – 0.1%
The Toronto-Dominion Bank
1.177%, 10/25/2017 *	CAD	100,000	80,081
1.251%, 11/06/2017 *		230,000	184,101
			264,182
TOTAL SHORT-TERM INVESTMENTS (Cost $266,996)			$264,182

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
1.2098% (H)(I)		94,422	944,785
TOTAL SECURITIES LENDING
COLLATERAL (Cost $944,779)			$944,785

SHORT-TERM INVESTMENTS – 4.7%
Foreign government – 2.1%
Argentina Treasury Bill
2.763%, 11/24/2017 *		$44,591	44,406
2.763%, 01/26/2018 *		101,975	100,992
2.772%, 11/10/2017 *		44,396	44,260
2.967%, 06/15/2018 *		487,925	476,807
3.032%, 05/24/2018 *		146,833	143,927
3.099%, 12/15/2017 *		283,481	281,784
3.195%, 04/27/2018 *		263,996	259,217
Japan Treasury Discount Bill
(0.207)%, 10/10/2017 *	JPY	470,500,000	4,181,423
(0.157)%, 12/11/2017 *		37,100,000	329,805
			5,862,621
Repurchase agreement – 2.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 9-29-17 at 1.060%
to be repurchased at $3,400,300 on
10-2-17, collateralized by $3,307,588
Government National Mortgage
Association, 3.500% due 10-20-42
(valued at $3,468,000,
including interest)		$3,400,000	3,400,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Goldman Sachs Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $3,800,323 on
10-2-17, collateralized by $3,467,723
Federal National Mortgage
Association, 3.000% due 12-1-42 to
8-1-47 (valued at $3,477,720,
including interest), $368,373 Federal
Home Loan Mortgage Corp., 3.500% -
9.000% due 11-25-27 to 2-1-41
(valued at $392,029, including
interest), and $5,695 Government
National Mortgage Association,
5.000% due 11-20-33 (valued at
$6,251)	$3,800,000	$3,800,000
		7,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,083,493)		$13,062,621
Total Investments (Investment Quality Bond Trust)
(Cost $352,363,706) – 126.0%		$353,082,861
Other assets and liabilities, net – (26.0%)		(72,958,006)
TOTAL NET ASSETS – 100.0%		$280,124,855

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

Security Abbreviations and Legend

EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,339,509 or 29.8% of the fund’s net assets as of 9-30-17.
(D)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $923,828.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 9-30-17.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Ultra U.S. Treasury Bond Futures	31	Long	Dec 2017	$4,238,447	$4,164,172	$(74,275)
5-Year U.S. Treasury Note Futures	64	Long	Dec 2017	7,572,474	7,520,000	(52,474)
U.S. Treasury Long Bond Futures	26	Long	Dec 2017	4,037,539	3,973,124	(64,415)
Ultra U.S. Treasury Bond Futures	56	Long	Dec 2017	9,391,946	9,247,000	(144,946)
10-Year U.S. Treasury Note Futures	82	Short	Dec 2017	(10,381,150)	(10,275,625)	105,525
U.K. Long Gilt Bond Futures	25	Short	Dec 2017	(4,251,634)	(4,149,978)	101,656
						$(128,929)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EGP	543,000	USD	29,272	Citibank NA	3/6/2018	$240	—
EGP	445,000	USD	23,455	Goldman Sachs International	3/6/2018	730	—
EGP	1,495,000	USD	76,159	Citibank NA	3/29/2018	4,591	—
USD	96,303	AUD	120,000	Goldman Sachs International	11/29/2017	2,239	—
USD	39,077	AUD	50,000	Deutsche Bank AG London	1/24/2018	—	($93)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	109,297	CAD	135,000	Deutsche Bank AG London	10/6/2017	$1,099	—
USD	110,498	CAD	135,000	HSBC Bank PLC	10/18/2017	2,291	—
USD	80,979	CAD	100,000	Goldman Sachs International	10/25/2017	822	—
USD	185,874	CAD	230,000	Citibank NA	11/6/2017	1,498	—
USD	109,327	CAD	135,000	Citibank NA	11/14/2017	1,102	—
USD	50,849	EGP	988,000	Goldman Sachs International	3/6/2018	—	($2,850)
USD	76,510	EGP	1,495,000	Goldman Sachs International	3/29/2018	—	(4,240)
USD	185,172	EUR	155,000	BNP Paribas SA	10/16/2017	1,850	—
USD	186,948	EUR	155,000	Citibank NA	10/31/2017	3,480	—
USD	539,747	EUR	456,000	Morgan Stanley and Company International PLC	10/31/2017	—	(3)
USD	186,687	EUR	155,000	Morgan Stanley and Company International PLC	11/1/2017	3,210	—
USD	114,670	EUR	95,000	Citibank NA	12/15/2017	1,939	—
USD	66,149	GBP	50,000	Goldman Sachs International	12/15/2017	—	(1,000)
USD	2,722,086	JPY	306,971,000	Barclays Bank PLC	10/10/2017	—	(6,848)
USD	1,504,355	JPY	163,600,000	Deutsche Bank AG London	10/10/2017	49,971	—
USD	336,631	JPY	37,100,000	Morgan Stanley and Company International PLC	12/11/2017	5,865	—
USD	72,809	NZD	100,000	HSBC Bank USA	10/19/2017	603	—
						$81,530	($15,034)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank, N.A.	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,078,935)	$(1,078,935)
JPMorgan Chase Bank, N.A.	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(353,905)	(353,905)
								—	$(1,432,840)	$(1,432,840)
Centrally cleared	18,061,000	CAD	CAD BA CDOR	Fixed 2.250%	Semi-Annual	Semi-Annual	Dec 2021	$(15,426)	12,748	(2,678)
				USD Federal Funds
Centrally cleared	1,620,000	USD	Fixed 1.625%	H.15-OIS-COMPOUND	Annual	Annual	Nov 2026	—	33,099	33,099
								$(15,426)	$45,847	$30,421
								$(15,426)	$(1,386,993)	$(1,402,419)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas	Republic of Turkey	1.701%	115,000	USD	$115,000	1.000%	Quarterly	Jun 2022	$(3,066)	$(465)	$(3,531)
Deutsche Bank AG	Federative Republic of Brazil	1.758%	115,000	USD	115,000	1.000%	Quarterly	Jun 2022	(4,288)	481	(3,807)
Deutsche Bank AG	United Mexican States	0.988%	110,000	USD	110,000	1.000%	Quarterly	Jun 2022	147	(54)	93
Morgan Stanley and
Company	Kingdom of Saudi Arabia	1.702%	115,000	USD	115,000	1.000%	Quarterly	Jun 2022	(3,508)	(29)	(3,537)
					$455,000				$(10,715)	$(67)	$(10,782)
Centrally cleared	CDX EM.S27.V1	1.723%	2,076,000	USD	2,076,000	1.000%	Quarterly	Jun 2022	(84,822)	20,332	(64,490)
Centrally cleared	CDX NA.HY.S28.V1	3.127%	345,000	USD	345,000	5.000%	Quarterly	Jun 2022	25,263	1,941	27,204
Centrally cleared	CDX NA.IG.S28.V1	0.527%	1,194,000	USD	1,194,000	1.000%	Quarterly	Jun 2022	23,484	2,220	25,704
Centrally cleared	ITRAXX XOVER.S27.V1	2.149%	840,000	EUR	988,680	5.000%	Quarterly	Jun 2022	111,244	14,899	126,143
Centrally cleared	CDX NA.HY.S29.V1	3.246%	1,790,000	USD	1,790,000	5.000%	Quarterly	Dec 2022	137,053	6,030	143,083
Centrally cleared	CDX NA.IG.S29.V1	0.555%	2,915,000	USD	2,915,000	1.000%	Quarterly	Dec 2022	60,485	4,196	64,681
Centrally cleared	ITRAXX EUROPE.S28.V1	0.566%	1,160,000	EUR	1,363,000	1.000%	Quarterly	Dec 2022	29,958	1,161	31,119
Centrally cleared	ITRAXX XOVER.S28.V1	2.528%	340,000	EUR	399,500	5.000%	Quarterly	Dec 2022	46,631	1,124	47,755
					$11,071,180				$349,296	$51,903	$401,199
					$11,526,180				$338,581	$51,836	$390,417

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Lifestyle Aggressive MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 99.0%
Alpha Opportunities, Series NAV (Wellington)	565,924	$5,478,143
Blue Chip Growth, Series NAV
(T. Rowe Price)	711,215	23,214,051
Capital Appreciation, Series NAV (Jennison)	1,638,220	22,476,377
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	631,577	7,225,239
Emerging Markets Value, Series NAV (DFA)	2,138,478	21,277,860
Equity Income, Series NAV (T. Rowe Price)	2,264,461	37,975,005
Fundamental Large Cap Value, Class NAV
(JHAM) (B)(C)	2,083,597	31,108,105
International Growth Stock, Series NAV
(Invesco)	1,104,713	20,116,828
International Growth, Class NAV (Wellington)	502,293	13,360,989
International Value Equity, Class NAV (JHAM) (B)(C)	1,123,472	9,886,552
International Value, Series NAV (Templeton)	1,684,169	23,814,146
Mid Cap Stock, Series NAV (Wellington)	779,339	13,350,069
Mid Value, Series NAV (T. Rowe Price)	1,221,921	13,490,013
Multifactor Large Cap ETF (DFA)	129,989	4,264,575
Multifactor Mid Cap ETF (DFA)	65,695	2,120,635
Real Estate Securities, Series NAV (Deutsche)	361,480	6,954,882
Small Cap Growth, Series NAV (Wellington) (D)	403,232	3,931,508
Small Cap Opportunities, Series NAV
(DFA/Invesco)	151,831	4,665,752
Small Cap Value, Series NAV (Wellington)	198,310	3,922,573
Small Company Growth, Series NAV (Invesco)	141,320	3,915,969
Small Company Value, Series NAV
(T. Rowe Price)	194,805	3,917,523
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	4,136,765	79,012,208
Strategic Growth, Class NAV (JHAM) (B)(C)	1,182,044	22,529,760
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $339,929,427)		$378,008,762

SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.1%
U.S. Treasury Bill
1.1400%, 10/19/2017 *	$360,000	$359,844
U.S. Government Agency - 0.8%
Federal Agricultural Mortgage Corp.
Discount Note
0.7000%, 10/02/2017 *	189,000	188,996
Federal Farm Credit Bank Discount Note
0.7000%, 10/02/2017 *	32,000	31,999
Federal Home Loan Bank Discount Note
0.7000%, 10/02/2017 *	1,678,000	1,677,970
1.0000%, 10/11/2017 *	360,000	359,911
1.0250%, 11/09/2017 *	360,000	359,620
1.1780%, 03/23/2018 *	320,000	318,242
		2,936,738
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (E)	56,115	56,115
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,352,564)		$3,352,697
Total Investments (Lifestyle Aggressive
MVP) (Cost $343,281,991) - 99.9%		$381,361,459
Other assets and liabilities, net - 0.1%		362,748
TOTAL NET ASSETS - 100.0%		$381,724,207

Security Abbreviations and Legend

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	1,196,911	$22,861,010
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $20,266,524)		$22,861,010

UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-Traded Funds - 17.5%
Financial Select Sector SPDR Fund	19,199	496,486
Vanguard Energy ETF	3,666	343,064
Vanguard FTSE Emerging Markets ETF	32,767	1,427,659
Vanguard Health Care ETF	1,265	192,634
Vanguard Information Technology ETF	4,560	693,074
Vanguard Materials ETF	892	114,640
Vanguard Mid-Cap ETF	5,746	844,662

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard REIT ETF	3,292	$273,532
Vanguard Small-Cap ETF	3,210	453,637
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$4,162,777)		$4,839,388

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (D)	9,054	9,054
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,054)		$9,054
Total Investments (Lifestyle Aggressive PS
Series) (Cost $24,438,355) - 100.1%		$27,709,452
Other assets and liabilities, net - (0.1%)		(20,235)
TOTAL NET ASSETS - 100.0%		$27,689,217

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.

Lifestyle Balanced MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 50.3%
Alpha Opportunities, Series NAV (Wellington)	4,764,549	$46,120,839
Blue Chip Growth, Series NAV
(T. Rowe Price)	6,000,462	195,855,090
Capital Appreciation, Series NAV (Jennison)	13,790,819	189,210,039
Emerging Markets Equity, Class NAV (JHAM)
(B)(C)	4,234,452	48,442,126
Emerging Markets Value, Series NAV (DFA)	14,356,757	142,849,735
Equity Income, Series NAV (T. Rowe Price)	18,970,214	318,130,493
Fundamental Large Cap Value, Class NAV
(JHAM) (B)(C)	17,416,810	260,032,974
International Growth Stock, Series NAV
(Invesco)	4,878,649	88,840,190
International Growth, Class NAV (Wellington)	2,234,759	59,444,593
International Value, Series NAV (Templeton)	10,497,137	148,429,519
Mid Cap Stock, Series NAV (Wellington)	4,667,019	79,946,035
Mid Value, Series NAV (T. Rowe Price)	7,303,414	80,629,688
Multifactor Large Cap ETF (DFA)	2,792,210	91,604,592
Multifactor Mid Cap ETF (DFA)	1,422,197	45,908,519
Small Cap Growth, Series NAV (Wellington)
(D)	4,544,426	44,308,154
Small Cap Value, Series NAV (Wellington)	2,216,588	43,844,110
Small Company Growth, Series NAV (Invesco)	1,605,269	44,482,005
Small Company Value, Series NAV
(T. Rowe Price)	2,186,901	43,978,588
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	95,140,706	1,817,187,487
Strategic Growth, Class NAV (JHAM) (B)(C)	9,968,805	190,005,431
		3,979,250,207
Fixed Income - 48.2%
Bond, Series NAV (JHAM) (B)(C)	174,123,697	2,376,788,462
Core Bond, Series NAV (Wells Capital)	25,852,867	341,257,839
Global Bond, Series NAV (PIMCO)	12,257,573	157,142,091
New Income, Series NAV (T. Rowe Price)	45,908,577	591,302,469
Short Term Government Income, Series NAV
(JHAM) (B)(C)	4,456,264	54,277,291
Total Return, Class NAV (PIMCO)	20,873,148	284,918,466
		3,805,686,618
Alternative - 0.3%
Global Conservative Absolute Return,
Class NAV (Standard Life)	2,559,231	23,852,036
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,224,669,932)		$7,808,788,861

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.2%
BNP Paribas SA
1.1700%, 10/16/2017 *	$3,820,000	$3,817,924
Eli Lilly & Company
1.1000%, 10/02/2017 *	3,220,000	3,219,709
Macquarie Bank, Ltd.
1.2850%, 11/02/2017 *	3,290,000	3,285,914
Manhattan Asset Funding Company
1.2300%, 10/23/2017 *	3,170,000	3,167,371
Sumitomo Mitsui Trust Bank, Ltd.
1.2000%, 10/30/2017 *	3,530,000	3,526,584
		17,017,502
U.S. Government - 0.1%
U.S. Treasury Bill
1.1400%, 10/19/2017 *	6,990,000	6,986,967
U.S. Government Agency - 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
0.7000%, 10/02/2017 *	2,798,000	2,797,946
Federal Farm Credit Bank Discount Note
0.7000%, 10/02/2017 *	479,000	478,991
Federal Home Loan Bank Discount Note
0.6000%, 10/02/2017 *	8,991,000	8,990,850
0.6700%, 10/02/2017 *	8,511,000	8,510,842
0.7000%, 10/02/2017 *	7,432,000	7,431,855
1.0000%, 10/11/2017 *	6,990,000	6,988,266
1.0250%, 11/09/2017 *	6,990,000	6,982,619
1.1780%, 03/23/2018 *	6,930,000	6,891,927
		49,073,296
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (E)	606,202	606,202
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,682,252)		$73,683,967
Total Investments (Lifestyle Balanced MVP)
(Cost $7,298,352,184) - 99.7%		$7,882,472,828
Other assets and liabilities, net - 0.3%		24,814,312
TOTAL NET ASSETS - 100.0%		$7,907,287,140

Security Abbreviations and Legend

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
BP Currency Futures	204	Long	Dec 2017	$16,865,029	$17,134,725	$269,696
Euro FX Futures	247	Long	Dec 2017	37,192,756	36,631,644	(561,112)
Euro STOXX 50 Index Futures	890	Long	Dec 2017	36,608,456	37,615,634	1,007,178
FTSE 100 Index Futures	175	Long	Dec 2017	17,276,574	17,187,670	(88,904)
Japanese Yen Currency Futures	138	Long	Dec 2017	15,891,312	15,387,000	(504,312)
MSCI Emerging Markets Index Futures	795	Long	Dec 2017	43,935,365	43,299,675	(635,690)
Nikkei 225 Futures	85	Long	Dec 2017	14,564,516	15,379,693	815,177
Russell 2000 Mini Index Futures	227	Long	Dec 2017	16,040,276	16,945,550	905,274
S&P 500 Index E-Mini Futures	1,883	Long	Dec 2017	231,697,802	236,890,815	5,193,013
S&P Mid 400 Index E-Mini Futures	225	Long	Dec 2017	38,658,861	40,403,250	1,744,389
						$8,144,709

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	27,630,699	$527,746,349
Fixed Income - 49.5%
Bond, Series NAV (JHAM) (B)(C)	37,907,221	517,433,571
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $980,092,742)		$1,045,179,920
Total Investments (Lifestyle Balanced PS
Series) (Cost $980,092,742) - 100.0%		$1,045,179,920
Other assets and liabilities, net - (0.0%)		(52,018)
TOTAL NET ASSETS - 100.0%		$1,045,127,902

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Conservative MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.2%
Fixed Income - 78.5%
Bond, Series NAV (JHAM) (B)(C)	49,383,322	$674,082,345
Core Bond, Series NAV (Wells Capital)	7,241,735	95,590,905
Global Bond, Series NAV (PIMCO)	3,582,745	45,930,797
New Income, Series NAV (T. Rowe Price)	12,938,738	166,650,940
Short Term Government Income, Series NAV
(JHAM) (B)(C)	1,244,720	15,160,689
Total Return, Class NAV (PIMCO)	5,865,391	80,062,584
		1,077,478,260
Equity - 20.2%
Blue Chip Growth, Series NAV
(T. Rowe Price)	536,198	17,501,493
Capital Appreciation, Series NAV (Jennison)	1,240,207	$17,015,638
Emerging Markets Equity, Class NAV (JHAM)
(B)(C)	245,633	2,810,046
Emerging Markets Value, Series NAV (DFA)	838,485	8,342,928
Equity Income, Series NAV (T. Rowe Price)	1,685,865	28,271,962
Fundamental Large Cap Value, Class NAV
(JHAM) (B)(C)	1,551,094	23,157,826
International Growth Stock, Series NAV
(Invesco)	228,451	4,160,089
International Growth, Class NAV (Wellington)	104,263	2,773,392
International Value, Series NAV (Templeton)	490,541	6,936,254
Mid Cap Stock, Series NAV (Wellington)	232,087	3,975,658
Mid Value, Series NAV (T. Rowe Price)	363,505	4,013,099
Small Cap Growth, Series NAV (Wellington)
(D)	301,660	2,941,184
Small Cap Value, Series NAV (Wellington)	145,094	2,869,965
Small Company Growth, Series NAV (Invesco)	105,091	2,912,062
Small Company Value, Series NAV
(T. Rowe Price)	144,589	2,907,681
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	6,776,733	129,435,609
Strategic Growth, Class NAV (JHAM) (B)(C)	894,877	17,056,363
		277,081,249
Alternative - 0.5%
Global Conservative Absolute Return,
Class NAV (Standard Life)	796,193	7,420,519
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,350,218,725)		$1,361,980,028

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
BNP Paribas SA
1.1700%, 10/16/2017 *	$500,000	$499,728
Eli Lilly & Company
1.1000%, 10/02/2017 *	430,000	429,961
Macquarie Bank, Ltd.
1.2850%, 11/02/2017 *	430,000	429,466

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Manhattan Asset Funding Company
1.2300%, 10/23/2017 *	$405,000	$404,664
Sumitomo Mitsui Trust Bank, Ltd.
1.2000%, 10/30/2017 *	445,000	444,570
		2,208,389
U.S. Government - 0.1%
U.S. Treasury Bill
1.1400%, 10/19/2017 *	930,000	929,597
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
0.7000%, 10/02/2017 *	310,000	309,994
Federal Farm Credit Bank Discount Note
0.7000%, 10/02/2017 *	53,000	52,999
Federal Home Loan Bank Discount Note
0.6000%, 10/02/2017 *	998,000	997,983
0.6700%, 10/02/2017 *	945,000	944,982
0.7000%, 10/02/2017 *	825,000	824,984
1.0000%, 10/11/2017 *	930,000	929,769
1.0250%, 11/09/2017 *	930,000	929,018
1.1780%, 03/23/2018 *	880,000	875,165
		5,864,894
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (E)	91,368	91,368
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,094,023)		$9,094,248
Total Investments (Lifestyle Conservative
MVP) (Cost $1,359,312,748) - 99.8%		$1,371,074,276
Other assets and liabilities, net - 0.2%		2,145,152
TOTAL NET ASSETS - 100.0%		$1,373,219,428

Security Abbreviations and Legend

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
BP Currency Futures	12	Long	Dec 2017	$993,585	$1,007,925	$14,340
Euro FX Futures	15	Long	Dec 2017	2,256,094	2,224,594	(31,500)
Euro STOXX 50 Index Futures	55	Long	Dec 2017	2,264,726	2,324,562	59,836
FTSE 100 Index Futures	10	Long	Dec 2017	985,755	982,153	(3,602)
Japanese Yen Currency Futures	8	Long	Dec 2017	919,536	892,000	(27,536)
MSCI Emerging Markets Index Futures	42	Long	Dec 2017	2,318,406	2,287,530	(30,876)
Nikkei 225 Futures	5	Long	Dec 2017	865,355	904,688	39,333
Russell 2000 Mini Index Futures	14	Long	Dec 2017	991,388	1,045,100	53,712
S&P 500 Index E-Mini Futures	130	Long	Dec 2017	16,025,831	16,354,650	328,819
S&P Mid 400 Index E-Mini Futures	12	Long	Dec 2017	2,073,086	2,154,840	81,754
						$484,280

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Fixed Income - 80.0%
Bond, Series NAV (JHAM) (B)(C)	10,742,759	$146,638,662
Equity - 20.0%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	1,923,273	36,734,513
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $178,582,210)		$183,373,175

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (D)	789	$789
TOTAL SHORT-TERM INVESTMENTS
(Cost $789)		$789
Total Investments (Lifestyle Conservative PS
Series) (Cost $178,582,999) - 100.0%		$183,373,964
Other assets and liabilities, net - (0.0%)		(35,490)
TOTAL NET ASSETS - 100.0%		$183,338,474

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series (continued)

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.

Lifestyle Growth MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.5%
Equity - 70.4%
Alpha Opportunities, Series NAV (Wellington)	8,716,049	$84,371,350
Blue Chip Growth, Series NAV
(T. Rowe Price)	8,964,245	292,592,963
Capital Appreciation, Series NAV (Jennison)	20,672,609	283,628,193
Emerging Markets Equity, Class NAV (JHAM)
(B)(C)	9,223,230	105,513,757
Emerging Markets Value, Series NAV (DFA)	31,280,158	311,237,577
Equity Income, Series NAV (T. Rowe Price)	28,414,406	476,509,584
Fundamental Large Cap Value, Class NAV
(JHAM) (B)(C)	26,086,312	389,468,643
International Growth Stock, Series NAV
(Invesco)	10,475,085	190,751,307
International Growth, Class NAV (Wellington)	4,745,171	126,221,551
International Value Equity, Class NAV (JHAM)
(B)(C)	3,345,477	29,440,193
International Value, Series NAV (Templeton)	20,162,038	285,091,220
Mid Cap Stock, Series NAV (Wellington)	9,516,682	163,020,766
Mid Value, Series NAV (T. Rowe Price)	15,999,807	176,637,865
Multifactor Large Cap ETF (DFA)	3,485,175	114,338,833
Multifactor Mid Cap ETF (DFA)	1,769,317	57,113,553
Small Cap Growth, Series NAV (Wellington)
(D)	6,410,380	62,501,205
Small Cap Opportunities, Series NAV
(DFA/Invesco)	1,888,947	58,047,355
Small Cap Value, Series NAV (Wellington)	3,133,964	61,989,802
Small Company Growth, Series NAV (Invesco)	2,276,186	63,073,115
Small Company Value, Series NAV
(T. Rowe Price)	3,106,100	62,463,675
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	172,087,841	3,286,877,756
Strategic Growth, Class NAV (JHAM) (B)(C)	14,906,253	284,113,182
		6,965,003,445
Fixed Income - 27.8%
Bond, Series NAV (JHAM) (B)(C)	126,054,177	1,720,639,512
Core Bond, Series NAV (Wells Capital)	18,704,510	246,899,533
Global Bond, Series NAV (PIMCO)	8,983,435	115,167,636
New Income, Series NAV (T. Rowe Price)	33,211,165	427,759,803
Short Term Government Income, Series NAV
(JHAM) (B)(C)	2,809,271	34,216,918
Total Return, Class NAV (PIMCO)	15,125,949	206,469,203
		2,751,152,605
Alternative - 0.3%
Global Conservative Absolute Return,
Class NAV (Standard Life)	2,605,264	24,281,064
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,567,539,673)		$9,740,437,114

SHORT-TERM INVESTMENTS - 1.1%
Commercial paper - 0.3%
BNP Paribas SA
1.1700%, 10/16/2017 *	$5,740,000	$5,736,880
Eli Lilly & Company
1.1000%, 10/02/2017 *	4,575,000	4,574,586
Macquarie Bank, Ltd.
1.2850%, 11/02/2017 *	4,710,000	4,704,150
Manhattan Asset Funding Company
1.2300%, 10/23/2017 *	4,645,000	4,641,148
Sumitomo Mitsui Trust Bank, Ltd.
1.2000%, 10/30/2017 *	5,155,000	5,150,017
Wells Fargo Bank NA
1.6872%, 10/23/2017 *	400,000	400,134
1.7307%, 10/04/2017 *	100,000	100,008
		25,306,923
U.S. Government - 0.1%
U.S. Treasury Bill
1.1400%, 10/19/2017 *	9,985,000	9,980,668
U.S. Government Agency - 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
0.7000%, 10/02/2017 *	4,177,000	4,176,919
Federal Farm Credit Bank Discount Note
0.7000%, 10/02/2017 *	716,000	715,986
Federal Home Loan Bank Discount Note
0.6000%, 10/02/2017 *	13,424,000	13,423,776
0.6700%, 10/02/2017 *	12,707,000	12,706,764
0.7000%, 10/02/2017 *	11,097,000	11,096,784
1.0000%, 10/11/2017 *	9,985,000	9,982,524
1.0250%, 11/09/2017 *	9,985,000	9,974,456
1.1780%, 03/23/2018 *	10,170,000	10,114,126
		72,191,335
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (E)	840,495	840,495
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,316,921)		$108,319,421
Total Investments (Lifestyle Growth MVP)
(Cost $8,675,856,594) - 99.6%		$9,848,756,535
Other assets and liabilities, net - 0.4%		41,941,170
TOTAL NET ASSETS - 100.0%		$9,890,697,705

Security Abbreviations and Legend

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
BP Currency Futures	402	Long	Dec 2017	$33,234,028	$33,765,488	$531,460
Euro FX Futures	475	Long	Dec 2017	71,524,531	70,445,469	(1,079,062)
Euro STOXX 50 Index Futures	1,691	Long	Dec 2017	69,556,068	71,469,705	1,913,637
FTSE 100 Index Futures	341	Long	Dec 2017	33,664,637	33,491,402	(173,235)
Japanese Yen Currency Futures	263	Long	Dec 2017	30,282,711	29,324,500	(958,211)
MSCI Emerging Markets Index Futures	1,623	Long	Dec 2017	89,694,462	88,396,695	(1,297,767)
Nikkei 225 Futures	162	Long	Dec 2017	27,758,255	29,311,886	1,553,631
Russell 2000 Mini Index Futures	407	Long	Dec 2017	28,759,438	30,382,550	1,623,112
S&P 500 Index E-Mini Futures	3,161	Long	Dec 2017	388,952,073	397,669,605	8,717,532
S&P Mid 400 Index E-Mini Futures	402	Long	Dec 2017	69,070,498	72,187,140	3,116,642
						$13,947,739

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.9%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	121,113,256	$2,313,263,197
Fixed Income - 29.1%
Bond, Series NAV (JHAM) (B)(C)	69,390,254	947,176,965
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,973,766,306)		$3,260,440,162
COMMON STOCKS - 0.0%
Information Technology - 0.0%
Air freight and logistics - 0.0%
CEVA Holdings LLC (D)	1,115	446,028
TOTAL COMMON STOCKS (Cost
$362,398)		$446,028
PREFERRED SECURITIES - 0.0%
Information Technology - 0.0%
Insurance - 0.0%
CEVA Holdings LLC, Series A1 (D)	31	16,740
Semiconductors And Semiconductor Equipment - 0.0%
CEVA Holdings LLC, Series A2 (D)	1,068	427,248
TOTAL PREFERRED SECURITIES
(Cost $355,664)		$443,988
Total Investments (Lifestyle Growth PS
Series) (Cost $2,974,484,368) - 100.0%		$3,261,330,178
Other assets and liabilities, net - (0.0%)		(10,929)
TOTAL NET ASSETS - 100.0%		$3,261,319,249

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.

Lifestyle Moderate MVP

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Fixed Income - 58.2%
Bond, Series NAV (JHAM) (B)(C)	61,727,651	$842,582,442
Core Bond, Series NAV (Wells Capital)	8,981,176	118,551,521
Global Bond, Series NAV (PIMCO)	4,363,792	55,943,817
New Income, Series NAV (T. Rowe Price)	15,953,205	205,477,284
Short Term Government Income, Series NAV
(JHAM) (B)(C)	1,477,201	17,992,308
Total Return, Class NAV (PIMCO)	7,264,369	99,158,631
		1,339,706,003
Equity - 40.4%
Alpha Opportunities, Series NAV (Wellington)	768,478	7,438,866
Blue Chip Growth, Series NAV
(T. Rowe Price)	1,592,868	51,991,199
Capital Appreciation, Series NAV (Jennison)	3,656,799	50,171,283
Emerging Markets Equity, Class NAV (JHAM)
(B)(C)	849,382	9,716,925
Emerging Markets Value, Series NAV (DFA)	2,883,933	28,695,136
Equity Income, Series NAV (T. Rowe Price)	5,002,455	83,891,176
Fundamental Large Cap Value, Class NAV
(JHAM) (B)(C)	4,607,937	68,796,506
International Growth Stock, Series NAV
(Invesco)	756,246	13,771,234
International Growth, Class NAV (Wellington)	346,790	9,224,607
International Value, Series NAV (Templeton)	1,783,080	25,212,757
Mid Cap Stock, Series NAV (Wellington)	1,259,592	21,576,818
Mid Value, Series NAV (T. Rowe Price)	1,970,155	21,750,515
Small Cap Growth, Series NAV (Wellington)
(D)	1,102,964	10,753,903
Small Cap Value, Series NAV (Wellington)	542,909	10,738,734
Small Company Growth, Series NAV (Invesco)	389,772	10,800,578
Small Company Value, Series NAV
(T. Rowe Price)	530,947	10,677,348
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	23,314,858	445,313,791
Strategic Growth, Class NAV (JHAM) (B)(C)	2,640,341	50,324,904
		930,846,280
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV (Standard Life)	1,018,865	9,495,821
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,154,548,955)		$2,280,048,104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
BNP Paribas SA
1.1700%, 10/16/2017 *	$940,000	$939,489
Eli Lilly & Company
1.1000%, 10/02/2017 *	775,000	774,930
Macquarie Bank, Ltd.
1.2850%, 11/02/2017 *	820,000	818,982
Manhattan Asset Funding Company
1.2300%, 10/23/2017 *	780,000	779,353
Sumitomo Mitsui Trust Bank, Ltd.
1.2000%, 10/30/2017 *	870,000	869,159
		4,181,913
U.S. Government - 0.1%
U.S. Treasury Bill
1.1400%, 10/19/2017 *	1,735,000	1,734,247
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp.
Discount Note
0.7000%, 10/02/2017 *	681,000	680,987
Federal Farm Credit Bank Discount Note
0.7000%, 10/02/2017 *	117,000	116,998
Federal Home Loan Bank Discount Note
0.6000%, 10/02/2017 *	2,188,000	2,187,964
0.6700%, 10/02/2017 *	2,072,000	2,071,961
0.7000%, 10/02/2017 *	1,809,000	1,808,965
1.0000%, 10/11/2017 *	1,735,000	1,734,570
1.0250%, 11/09/2017 *	1,735,000	1,733,168
1.1780%, 03/23/2018 *	1,700,000	1,690,660
		12,025,273
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (E)	164,222	164,222
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,105,230)		$18,105,655
Total Investments (Lifestyle Moderate MVP)
(Cost $2,172,654,185) - 99.8%		$2,298,153,759
Other assets and liabilities, net - 0.2%		5,307,581
TOTAL NET ASSETS - 100.0%		$2,303,461,340

Security Abbreviations and Legend

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
BP Currency Futures	41	Long	Dec 2017	$3,389,540	$3,443,744	$54,205
Euro FX Futures	51	Long	Dec 2017	7,679,476	7,563,619	(115,857)
Euro STOXX 50 Index Futures	186	Long	Dec 2017	7,650,756	7,861,245	210,489
FTSE 100 Index Futures	34	Long	Dec 2017	3,356,592	3,339,319	(17,273)
Japanese Yen Currency Futures	27	Long	Dec 2017	3,115,149	3,010,500	(104,649)
MSCI Emerging Markets Index Futures	142	Long	Dec 2017	7,847,575	7,734,030	(113,545)
Nikkei 225 Futures	17	Long	Dec 2017	2,912,904	3,075,939	163,035
Russell 2000 Mini Index Futures	51	Long	Dec 2017	3,603,763	3,807,150	203,387
S&P 500 Index E-Mini Futures	401	Long	Dec 2017	49,341,911	50,447,805	1,105,894
S&P Mid 400 Index E-Mini Futures	42	Long	Dec 2017	7,216,321	7,541,940	325,619
						$1,711,305

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Fixed Income - 59.5%
Bond, Series NAV (JHAM) (B)(C)	14,110,052	$192,602,203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity - 40.5%
Strategic Equity Allocation, Series NAV
(JHAM) (B)(C)	6,877,078	$131,352,191
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $307,291,882)		$323,954,394
Total Investments (Lifestyle Moderate PS
Series) (Cost $307,291,882) - 100.0%		$323,954,394
Other assets and liabilities, net - (0.0%)		(38,837)
TOTAL NET ASSETS - 100.0%		$323,915,557

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.4%
Consumer discretionary – 11.4%
Auto components – 0.7%
Cooper Tire & Rubber Company	32,613	$1,219,726
Dana, Inc.	90,524	2,531,051
Gentex Corp.	178,345	3,531,231
		7,282,008
Automobiles – 0.4%
Thor Industries, Inc.	30,542	3,845,543
Distributors – 0.3%
Pool Corp.	25,779	2,788,514
Diversified consumer services – 0.8%
Adtalem Global Education, Inc.	38,786	1,390,478
Graham Holdings Company, Class B	2,882	1,686,258
Service Corp. International	116,909	4,033,361
Sotheby’s (A)	23,362	1,077,222
		8,187,319
Hotels, restaurants and leisure – 2.6%
Brinker International, Inc. (B)	30,504	971,857
Buffalo Wild Wings, Inc. (A)	9,691	1,024,339
Churchill Downs, Inc.	8,069	1,663,828
Cracker Barrel Old Country
Store, Inc. (B)	14,989	2,272,632
Domino’s Pizza, Inc.	30,139	5,984,098
Dunkin’ Brands Group, Inc.	56,373	2,992,279
ILG, Inc.	66,299	1,772,172
International Speedway Corp., Class A	15,739	566,604
Jack in the Box, Inc.	18,339	1,869,111
Papa John’s International, Inc.	16,641	1,215,958
Six Flags Entertainment Corp.	48,056	2,928,533
Texas Roadhouse, Inc.	40,834	2,006,583
The Cheesecake Factory, Inc.	27,327	1,151,013
The Wendy’s Company	114,072	1,771,538
		28,190,545
Household durables – 1.8%
CalAtlantic Group, Inc.	47,537	1,741,280
Helen of Troy, Ltd. (A)	16,997	1,647,009
KB Home	52,282	1,261,042
NVR, Inc. (A)	2,173	6,203,915
Tempur Sealy International, Inc. (A)	28,666	1,849,530
Toll Brothers, Inc.	95,050	3,941,724
TRI Pointe Group, Inc. (A)	94,663	1,307,296
Tupperware Brands Corp.	31,794	1,965,505
		19,917,301
Internet and direct marketing retail – 0.1%
HSN, Inc.	19,917	777,759
Leisure products – 0.6%
Brunswick Corp.	55,408	3,101,186
Polaris Industries, Inc. (B)	36,334	3,801,626
		6,902,812
Media – 1.5%
AMC Networks, Inc., Class A (A)	32,468	1,898,404
Cable One, Inc.	2,924	2,111,479
Cinemark Holdings, Inc.	66,341	2,402,208
John Wiley & Sons, Inc., Class A	27,920	1,493,720
Live Nation Entertainment, Inc. (A)	83,666	3,643,654
Meredith Corp.	24,664	1,368,852
TEGNA, Inc.	134,676	1,795,231
The New York Times Company, Class A	78,504	1,538,678
		16,252,226
Multiline retail – 0.2%
Big Lots, Inc. (B)	27,626	1,479,925
Dillard’s, Inc., Class A (B)	13,131	736,255
		2,216,180
Specialty retail – 1.8%
Aaron’s, Inc.	38,875	1,696,116
American Eagle Outfitters, Inc.	105,121	1,503,230
AutoNation, Inc. (A)(B)	40,786	1,935,704
Bed Bath & Beyond, Inc.	90,037	2,113,168
Dick’s Sporting Goods, Inc.	52,892	1,428,613
GameStop Corp., Class A	63,130	1,304,266
Murphy USA, Inc. (A)	20,948	1,445,412
Office Depot, Inc.	324,299	1,472,317
Sally Beauty Holdings, Inc. (A)	82,091	1,607,342
The Michaels Companies, Inc. (A)	68,959	1,480,550
Urban Outfitters, Inc. (A)	50,795	1,214,001
Williams-Sonoma, Inc. (B)	49,690	2,477,543
		19,678,262
Textiles, apparel and luxury goods – 0.6%
Carter’s, Inc.	29,881	2,950,749
Deckers Outdoor Corp. (A)	19,943	1,364,301
Skechers U.S.A., Inc., Class A (A)	83,801	2,102,567
		6,417,617
		122,456,086
Consumer staples – 3.7%
Beverages – 0.1%
The Boston Beer Company, Inc.,
Class A (A)(B)	5,573	870,503
Food and staples retailing – 0.5%
Casey’s General Stores, Inc.	23,888	2,614,542
Sprouts Farmers Market, Inc. (A)	78,766	1,478,438
United Natural Foods, Inc. (A)	31,540	1,311,749
		5,404,729
Food products – 2.5%
Dean Foods Company	56,657	616,428
Flowers Foods, Inc.	115,349	2,169,715
Ingredion, Inc.	44,769	5,400,932
Lamb Weston Holdings, Inc.	91,295	4,280,823
Lancaster Colony Corp.	12,147	1,459,098
Post Holdings, Inc. (A)	41,312	3,646,610
Sanderson Farms, Inc.	13,180	2,128,834
Snyder’s-Lance, Inc.	53,122	2,026,073

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hain Celestial Group, Inc. (A)	64,775	$2,665,491
Tootsie Roll Industries, Inc. (B)	12,000	456,000
TreeHouse Foods, Inc. (A)	35,725	2,419,654
		27,269,658
Household products – 0.1%
Energizer Holdings, Inc.	38,548	1,775,135
Personal products – 0.5%
Avon Products, Inc. (A)	274,209	638,907
Edgewell Personal Care Company (A)	35,581	2,589,229
Nu Skin Enterprises, Inc., Class A	31,130	1,913,872
		5,142,008
		40,462,033
Energy – 4.0%
Energy equipment and services – 1.5%
Core Laboratories NV (B)	27,606	2,724,694
Diamond Offshore Drilling, Inc. (A)(B)	40,209	583,031
Dril-Quip, Inc. (A)	23,587	1,041,366
Ensco PLC, Class A (B)	189,271	1,129,948
Nabors Industries, Ltd.	178,175	1,437,872
Oceaneering International, Inc.	61,258	1,609,248
Patterson-UTI Energy, Inc.	133,278	2,790,841
Rowan Companies PLC, Class A (A)	71,055	913,057
Superior Energy Services, Inc. (A)	95,279	1,017,580
Transocean, Ltd. (A)	244,892	2,635,038
		15,882,675
Oil, gas and consumable fuels – 2.5%
Andeavor	1	103
Callon Petroleum Company (A)	125,521	1,410,856
CONSOL Energy, Inc. (A)	129,299	2,190,325
Energen Corp. (A)	60,709	3,319,568
Gulfport Energy Corp. (A)	102,772	1,473,750
HollyFrontier Corp.	110,877	3,988,246
Matador Resources Company (A)	55,664	1,511,278
Murphy Oil Corp.	101,483	2,695,388
PBF Energy, Inc., Class A (B)	68,382	1,888,027
QEP Resources, Inc. (A)	149,940	1,284,986
SM Energy Company	63,944	1,134,367
Southwestern Energy Company (A)	318,002	1,942,992
World Fuel Services Corp.	42,772	1,450,399
WPX Energy, Inc. (A)	248,844	2,861,706
		27,151,991
		43,034,666
Financials – 16.6%
Banks – 8.4%
Associated Banc-Corp.	94,515	2,291,989
BancorpSouth, Inc.	52,901	1,695,477
Bank of Hawaii Corp.	26,628	2,219,710
Bank of the Ozarks	75,933	3,648,581
Cathay General Bancorp	47,444	1,907,249
Chemical Financial Corp.	44,339	2,317,156
Commerce Bancshares, Inc.	55,806	3,223,913
Cullen/Frost Bankers, Inc.	36,497	3,464,295
East West Bancorp, Inc.	90,254	5,395,384
First Horizon National Corp.	146,323	2,802,085
FNB Corp.	202,221	2,837,161
Fulton Financial Corp.	109,561	2,054,269
Hancock Holding Company	52,923	2,564,119
Home BancShares, Inc.	79,411	2,002,745
International Bancshares Corp.	33,844	1,357,144
MB Financial, Inc.	52,379	2,358,103
PacWest Bancorp	74,969	3,786,684
Pinnacle Financial Partners, Inc.	46,069	3,084,320
Prosperity Bancshares, Inc.	43,321	2,847,489
Signature Bank (A)	34,335	4,396,253
Sterling Bancorp	138,993	3,426,177
SVB Financial Group (A)	32,906	6,156,384
Synovus Financial Corp.	75,870	3,494,572
TCF Financial Corp.	107,388	1,829,892
Texas Capital Bancshares, Inc. (A)	31,030	2,662,374
Trustmark Corp.	42,223	1,398,426
UMB Financial Corp.	27,498	2,048,326
Umpqua Holdings Corp.	137,404	2,680,752
United Bankshares, Inc.	65,659	2,439,232
Valley National Bancorp	164,483	1,982,020
Webster Financial Corp.	57,482	3,020,679
Wintrust Financial Corp.	34,849	2,729,025
		90,121,985
Capital markets – 3.2%
Eaton Vance Corp.	71,900	3,549,703
FactSet Research Systems, Inc.	24,501	4,412,875
Federated Investors, Inc., Class B	59,555	1,768,784
Janus Henderson Group PLC	112,756	3,928,419
Legg Mason, Inc.	54,373	2,137,403
MarketAxess Holdings, Inc.	23,488	4,333,771
MSCI, Inc.	56,244	6,574,924
SEI Investments Company	81,933	5,002,829
Stifel Financial Corp.	42,673	2,281,299
		33,990,007
Consumer finance – 0.3%
SLM Corp. (A)	269,657	3,092,966
Insurance – 4.2%
Alleghany Corp. (A)	9,645	5,343,426
American Financial Group, Inc.	42,868	4,434,695
Aspen Insurance Holdings, Ltd.	37,398	1,510,879
Brown & Brown, Inc.	72,467	3,492,185
CNO Financial Group, Inc.	105,590	2,464,471
First American Financial Corp.	69,147	3,455,276
Genworth Financial, Inc., Class A (A)	311,056	1,197,566
Kemper Corp.	30,378	1,610,034
Mercury General Corp.	22,758	1,290,151
Old Republic International Corp.	153,344	3,019,343
Primerica, Inc.	28,029	2,285,765
Reinsurance Group of America, Inc.	40,278	5,619,989
RenaissanceRe Holdings, Ltd.	25,140	3,397,420
The Hanover Insurance Group, Inc.	26,475	2,566,222
W.R. Berkley Corp.	59,840	3,993,722
		45,681,144
Thrifts and mortgage finance – 0.5%
New York Community Bancorp, Inc.	305,703	3,940,512
Washington Federal, Inc.	55,437	1,865,455
		5,805,967
		178,692,069
Health care – 7.9%
Biotechnology – 0.7%
Bioverativ, Inc. (A)	67,609	3,858,446
United Therapeutics Corp. (A)	27,128	3,179,130
		7,037,576
Health care equipment and supplies – 3.0%
ABIOMED, Inc. (A)	26,167	4,411,756
Globus Medical, Inc., Class A (A)	45,012	1,337,757
Halyard Health, Inc. (A)	29,317	1,320,145
Hill-Rom Holdings, Inc.	41,145	3,044,730
LivaNova PLC (A)(B)	27,031	1,893,792
Masimo Corp. (A)	29,843	2,583,210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
NuVasive, Inc. (A)	31,758	$1,761,299
STERIS PLC	53,066	4,691,034
Teleflex, Inc.	28,127	6,805,890
West Pharmaceutical Services, Inc.	46,219	4,449,041
		32,298,654
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)(B)	51,020	2,436,715
HealthSouth Corp.	61,778	2,863,410
LifePoint Health, Inc. (A)	24,985	1,446,632
MEDNAX, Inc. (A)	58,451	2,520,407
Molina Healthcare, Inc. (A)	27,474	1,889,112
Owens & Minor, Inc.	38,154	1,114,097
Tenet Healthcare Corp. (A)	50,138	823,767
WellCare Health Plans, Inc. (A)	27,799	4,774,200
		17,868,340
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	113,129	1,609,826
Medidata Solutions, Inc. (A)	36,536	2,852,000
		4,461,826
Life sciences tools and services – 1.2%
Bio-Rad Laboratories, Inc., Class A (A)	12,562	2,791,528
Bio-Techne Corp.	23,357	2,823,628
Charles River Laboratories
International, Inc. (A)	29,699	3,208,086
INC Research Holdings, Inc.,
Class A (A)	35,107	1,836,096
PAREXEL International Corp. (A)	31,924	2,811,866
		13,471,204
Pharmaceuticals – 0.9%
Akorn, Inc. (A)	58,507	1,941,847
Catalent, Inc. (A)	78,153	3,119,868
Endo International PLC (A)	125,543	1,075,276
Mallinckrodt PLC (A)	60,700	2,268,359
Prestige Brands Holdings, Inc. (A)	33,013	1,653,621
		10,058,971
		85,196,571
Industrials – 15.1%
Aerospace and defense – 1.9%
Curtiss-Wright Corp.	27,584	2,883,631
Esterline Technologies Corp. (A)	16,479	1,485,582
Huntington Ingalls Industries, Inc.	28,358	6,421,386
KLX, Inc. (A)	32,030	1,695,348
Orbital ATK, Inc.	35,979	4,790,964
Teledyne Technologies, Inc. (A)	22,068	3,512,784
		20,789,695
Airlines – 0.3%
JetBlue Airways Corp. (A)	205,441	3,806,822
Building products – 0.4%
Lennox International, Inc.	23,712	4,243,737
Commercial services and supplies – 1.8%
Clean Harbors, Inc. (A)	32,455	1,840,199
Copart, Inc. (A)	125,147	4,301,302
Deluxe Corp.	30,236	2,206,019
Herman Miller, Inc.	37,271	1,338,029
HNI Corp.	27,488	1,139,927
MSA Safety, Inc.	21,228	1,687,838
Pitney Bowes, Inc.	116,268	1,628,915
Rollins, Inc.	59,801	2,759,218
The Brink’s Company	31,528	2,656,234
		19,557,681
Construction and engineering – 1.2%
AECOM (A)	97,889	3,603,294
Dycom Industries, Inc. (A)	19,375	1,663,925
EMCOR Group, Inc.	36,927	2,561,995
Granite Construction, Inc.	24,823	1,438,493
KBR, Inc.	87,431	1,563,266
Valmont Industries, Inc.	14,148	2,236,799
		13,067,772
Electrical equipment – 0.7%
EnerSys	27,130	1,876,582
Hubbell, Inc.	34,162	3,963,475
Regal Beloit Corp.	27,804	2,196,516
		8,036,573
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	39,461	3,957,544
Machinery – 5.0%
AGCO Corp.	41,160	3,036,373
Crane Company	31,668	2,533,123
Donaldson Company, Inc.	81,864	3,760,832
Graco, Inc.	34,969	4,325,316
IDEX Corp.	47,727	5,797,399
ITT, Inc.	54,961	2,433,123
Kennametal, Inc.	50,493	2,036,888
Lincoln Electric Holdings, Inc.	38,687	3,546,824
Nordson Corp.	31,708	3,757,398
Oshkosh Corp.	46,764	3,859,901
Terex Corp.	53,033	2,387,546
The Timken Company	42,789	2,077,406
The Toro Company	67,380	4,181,603
Trinity Industries, Inc.	94,516	3,015,060
Wabtec Corp. (B)	53,346	4,040,960
Woodward, Inc.	34,519	2,679,020
		53,468,772
Marine – 0.2%
Kirby Corp. (A)	33,668	2,220,405
Professional services – 0.7%
ManpowerGroup, Inc.	41,680	4,910,738
The Dun & Bradstreet Corp.	23,094	2,688,373
		7,599,111
Road and rail – 1.8%
Avis Budget Group, Inc. (A)	45,435	1,729,256
Genesee & Wyoming, Inc., Class A (A)	38,499	2,849,311
Knight-Swift Transportation
Holdings, Inc. (A)	79,727	3,312,657
Landstar System, Inc.	26,244	2,615,215
Old Dominion Freight Line, Inc.	42,697	4,701,367
Ryder System, Inc.	33,096	2,798,267
Werner Enterprises, Inc.	27,914	1,020,257
		19,026,330
Trading companies and distributors – 0.7%
GATX Corp. (B)	24,161	1,487,351
MSC Industrial Direct Company, Inc.,
Class A	28,108	2,124,122
NOW, Inc. (A)	67,123	926,969
Watsco, Inc.	18,950	3,052,277
		7,590,719
		163,365,161
Information technology – 16.9%
Communications equipment – 1.4%
ARRIS International PLC (A)	110,236	3,140,624
Brocade Communications Systems, Inc.	258,402	3,087,904
Ciena Corp. (A)	88,381	1,941,731
InterDigital, Inc.	21,621	1,594,549

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NetScout Systems, Inc. (A)	55,925	$1,809,174
Plantronics, Inc.	21,085	932,379
ViaSat, Inc. (A)(B)	33,702	2,167,713
		14,674,074
Electronic equipment, instruments and components – 5.1%
Arrow Electronics, Inc. (A)	55,119	4,432,119
Avnet, Inc.	76,872	3,021,070
Belden, Inc.	26,482	2,132,595
Cognex Corp.	54,109	5,967,141
Coherent, Inc. (A)	15,392	3,619,737
IPG Photonics Corp. (A)	23,528	4,354,092
Jabil, Inc.	111,936	3,195,773
Keysight Technologies, Inc. (A)	115,757	4,822,437
Knowles Corp. (A)	55,623	849,363
Littelfuse, Inc.	14,202	2,781,888
National Instruments Corp.	66,811	2,817,420
SYNNEX Corp.	18,253	2,309,187
Tech Data Corp. (A)	21,628	1,921,648
Trimble, Inc. (A)	158,092	6,205,111
VeriFone Systems, Inc. (A)	70,068	1,420,979
Vishay Intertechnology, Inc.	83,567	1,571,060
Zebra Technologies Corp., Class A (A)	33,170	3,601,599
		55,023,219
Internet software and services – 0.7%
Cars.com, Inc. (A)(B)	44,619	1,187,312
j2 Global, Inc.	30,190	2,230,437
LogMeIn, Inc.	32,934	3,624,387
		7,042,136
IT services – 3.3%
Acxiom Corp. (A)	49,770	1,226,333
Broadridge Financial Solutions, Inc.	72,736	5,878,524
Convergys Corp.	58,262	1,508,403
CoreLogic, Inc. (A)	52,767	2,438,891
DST Systems, Inc.	37,796	2,074,244
Jack Henry & Associates, Inc.	48,410	4,976,064
Leidos Holdings, Inc.	88,766	5,256,723
MAXIMUS, Inc.	40,572	2,616,894
Sabre Corp.	130,269	2,357,869
Science Applications International Corp.	27,247	1,821,462
Teradata Corp. (A)	78,711	2,659,645
WEX, Inc. (A)	24,922	2,796,747
		35,611,799
Semiconductors and semiconductor equipment – 2.6%
Cirrus Logic, Inc. (A)	39,844	2,124,482
Cree, Inc. (A)	61,067	1,721,479
Cypress Semiconductor Corp.	207,650	3,118,903
First Solar, Inc. (A)	50,869	2,333,870
Integrated Device Technology, Inc. (A)	83,337	2,215,097
Microsemi Corp. (A)	72,197	3,716,702
Monolithic Power Systems, Inc.	23,770	2,532,694
Silicon Laboratories, Inc. (A)	26,569	2,122,863
Synaptics, Inc. (A)	21,057	825,013
Teradyne, Inc.	123,550	4,607,180
Versum Materials, Inc.	68,019	2,640,498
		27,958,781
Software – 3.4%
ACI Worldwide, Inc. (A)	73,589	1,676,357
Blackbaud, Inc.	30,068	2,639,970
CDK Global, Inc.	82,253	5,189,342
CommVault Systems, Inc. (A)	26,438	1,607,430
Fair Isaac Corp.	19,129	2,687,625
Fortinet, Inc. (A)	94,402	3,383,368
Manhattan Associates, Inc. (A)	43,052	1,789,672
PTC, Inc. (A)	72,201	4,063,472
Take-Two Interactive Software, Inc. (A)	66,526	6,800,953
The Ultimate Software Group, Inc. (A)	17,697	3,355,351
Tyler Technologies, Inc. (A)	21,664	3,776,468
		36,970,008
Technology hardware, storage and peripherals – 0.4%
3D Systems Corp. (A)(B)	71,102	952,056
Diebold Nixdorf, Inc. (B)	47,054	1,075,184
NCR Corp. (A)	75,888	2,847,318
		4,874,558
		182,154,575
Materials – 7.0%
Chemicals – 3.0%
Ashland Global Holdings, Inc.	38,982	2,549,033
Cabot Corp.	38,948	2,173,298
Minerals Technologies, Inc.	21,873	1,545,327
NewMarket Corp.	5,764	2,454,023
Olin Corp.	103,830	3,556,178
PolyOne Corp.	50,968	2,040,249
RPM International, Inc.	83,483	4,286,017
Sensient Technologies Corp.	27,401	2,107,685
The Chemours Company	115,406	5,840,698
The Scotts Miracle-Gro Company	25,529	2,484,993
Valvoline, Inc.	126,544	2,967,457
		32,004,958
Construction materials – 0.3%
Eagle Materials, Inc.	30,260	3,228,742
Containers and packaging – 1.3%
AptarGroup, Inc.	39,169	3,380,676
Bemis Company, Inc.	56,708	2,584,184
Greif, Inc., Class A	16,094	942,143
Owens-Illinois, Inc. (A)	101,840	2,562,294
Silgan Holdings, Inc.	46,135	1,357,753
Sonoco Products Company	62,168	3,136,376
		13,963,426
Metals and mining – 2.0%
Allegheny Technologies, Inc. (A)(B)	67,842	1,621,424
Carpenter Technology Corp.	29,139	1,399,546
Commercial Metals Company	72,179	1,373,566
Compass Minerals International, Inc. (B)	21,086	1,368,481
Reliance Steel & Aluminum Company	45,574	3,471,372
Royal Gold, Inc.	40,846	3,514,390
Steel Dynamics, Inc.	149,784	5,163,054
United States Steel Corp. (B)	109,268	2,803,817
Worthington Industries, Inc.	27,945	1,285,470
		22,001,120
Paper and forest products – 0.4%
Domtar Corp.	39,019	1,693,034
Louisiana-Pacific Corp. (A)	90,619	2,453,963
		4,146,997
		75,345,243
Real estate – 9.3%
Equity real estate investment trusts – 9.0%
Alexander & Baldwin, Inc.	28,801	1,334,350
American Campus Communities, Inc.	85,205	3,761,801
Camden Property Trust	54,747	5,006,613
CoreCivic, Inc.	73,657	1,971,798
CoreSite Realty Corp.	21,316	2,385,260
Corporate Office Properties Trust	61,988	2,035,066
Cousins Properties, Inc.	262,268	2,449,583
CyrusOne, Inc.	57,007	3,359,423

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DCT Industrial Trust, Inc.	58,120	$3,366,310
Douglas Emmett, Inc.	95,611	3,768,986
Education Realty Trust, Inc.	45,623	1,639,234
EPR Properties	40,082	2,795,319
First Industrial Realty Trust, Inc.	74,850	2,252,237
Healthcare Realty Trust, Inc.	77,413	2,503,536
Highwoods Properties, Inc.	64,471	3,358,294
Hospitality Properties Trust	102,769	2,927,889
JBG SMITH Properties (A)	58,342	1,995,880
Kilroy Realty Corp.	61,436	4,369,328
Lamar Advertising Company, Class A	52,209	3,577,883
LaSalle Hotel Properties	70,583	2,048,319
Liberty Property Trust	92,013	3,778,054
Life Storage, Inc.	29,115	2,381,898
Mack-Cali Realty Corp.	56,011	1,328,021
Medical Properties Trust, Inc.	227,700	2,989,701
National Retail Properties, Inc.	93,216	3,883,379
Omega Healthcare Investors, Inc.	123,159	3,930,004
Potlatch Corp.	25,316	1,291,116
Quality Care Properties, Inc. (A)	58,351	904,441
Rayonier, Inc.	80,674	2,330,672
Sabra Health Care REIT, Inc.	99,981	2,193,583
Senior Housing Properties Trust	148,607	2,905,267
Tanger Factory Outlet Centers, Inc.	59,339	1,449,058
Taubman Centers, Inc.	38,032	1,890,190
The GEO Group, Inc.	77,573	2,086,714
Uniti Group, Inc.	102,996	1,509,921
Urban Edge Properties	66,128	1,595,007
Washington Prime Group, Inc.	115,544	962,482
Weingarten Realty Investors	74,604	2,367,931
		96,684,548
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc.	28,316	3,497,026
		100,181,574
Telecommunication services – 0.2%
Diversified telecommunication services – 0.1%
Frontier Communications Corp. (B)	48,754	574,810
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	57,340	1,599,213
		2,174,023
Utilities – 5.3%
Electric utilities – 1.8%
Great Plains Energy, Inc.	134,746	4,082,804
Hawaiian Electric Industries, Inc.	68,098	2,272,430
IDACORP, Inc.	31,529	2,772,345
OGE Energy Corp.	124,783	4,495,931
PNM Resources, Inc.	49,658	2,001,217
Westar Energy, Inc.	88,755	4,402,248
		20,026,975
Gas utilities – 2.2%
Atmos Energy Corp.	66,194	5,549,705
National Fuel Gas Company	53,425	3,024,389
New Jersey Resources Corp.	54,126	2,281,411
ONE Gas, Inc.	32,559	2,397,645
Southwest Gas Holdings, Inc.	29,777	2,311,291
UGI Corp.	108,213	5,070,861
WGL Holdings, Inc.	31,931	2,688,590
		23,323,892
Multi-utilities – 1.0%
Black Hills Corp.	33,329	2,295,368
MDU Resources Group, Inc.	122,137	3,169,455
NorthWestern Corp.	30,201	1,719,645
Vectren Corp.	51,869	3,411,424
		10,595,892
Water utilities – 0.3%
Aqua America, Inc.	111,022	3,684,820
		57,631,579
TOTAL COMMON STOCKS (Cost $766,502,421)		$1,050,693,580
RIGHTS – 0.0%
Community Health Systems, Inc. (A)(C)	137,366	1,593
TOTAL RIGHTS (Cost $8,929)		$1,593

SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust,
1.2098% (D)(E)	3,606,251	36,084,146
TOTAL SECURITIES LENDING COLLATERAL (Cost
$36,083,790)		$36,084,146

SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note
1.015% 10/24/2017 *	$10,000,000	9,993,515
Repurchase agreement – 2.1%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $22,820,647 on
10-2-17, collateralized by $22,600,000
U.S. Treasury Bonds, 3.000% due
2-15-47 (valued at $23,280,396,
including interest)	22,820,000	22,820,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,813,515)		$32,813,515
Total Investments (Mid Cap Index Trust)
(Cost $835,408,655) – 103.8%		$1,119,592,834
Other assets and liabilities, net – (3.8%)		(41,065,974)
TOTAL NET ASSETS – 100.0%		$1,078,526,860

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $35,336,558.
(C)	Strike price and/or expiration date not available.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P Mid 400 Index E-Mini Futures	182	Long	Dec 2017	$31,363,543	$32,681,740	$1,318,197
						$1,318,197

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 87.5%
Consumer discretionary – 14.6%
Automobiles – 0.9%
Tesla, Inc. (A)(B)	19,013	$6,485,334
Diversified consumer services – 0.1%
The Honest Company, Inc. (A)(C)(D)	28,542	591,961
Hotels, restaurants and leisure – 8.1%
Dave & Buster’s Entertainment, Inc. (A)	138,383	7,262,340
Domino’s Pizza, Inc.	39,596	7,861,786
Hilton Worldwide Holdings, Inc.	268,133	18,621,837
Marriott Vacations Worldwide Corp.	47,969	5,973,580
Melco Resorts &
Entertainment, Ltd., ADR	499,864	12,056,720
Wynn Resorts, Ltd.	57,288	8,531,329
		60,307,592
Internet and direct marketing retail – 2.9%
Netflix, Inc. (A)	34,648	6,283,415
Wayfair, Inc., Class A (A)(B)	223,618	15,071,853
		21,355,268
Specialty retail – 2.6%
Jand, Inc., Class A (A)(C)(D)	25,303	197,363
Ulta Beauty, Inc. (A)	84,641	19,133,944
		19,331,307
		108,071,462
Consumer staples – 2.8%
Beverages – 1.4%
Monster Beverage Corp. (A)	182,129	10,062,627
Food products – 1.4%
Blue Buffalo Pet Products, Inc. (A)(B)	363,800	10,313,730
		20,376,357
Energy – 2.4%
Energy equipment and services – 0.6%
Baker Hughes, a GE Company	121,378	4,444,862
Oil, gas and consumable fuels – 1.8%
Newfield Exploration Company (A)	209,089	6,203,671
Pioneer Natural Resources Company	49,174	7,255,132
		13,458,803
		17,903,665
Financials – 3.3%
Banks – 0.7%
Signature Bank (A)	41,843	5,357,578
Capital markets – 2.6%
TD Ameritrade Holding Corp.	387,566	18,913,221
		24,270,799
Health care – 15.5%
Biotechnology – 3.6%
Exact Sciences Corp. (A)	254,928	12,012,207
Incyte Corp. (A)	34,494	4,026,830
Ionis Pharmaceuticals, Inc. (A)(B)	166,739	8,453,667
TESARO, Inc. (A)(B)	19,816	2,558,246
		27,050,950
Health care equipment and supplies – 9.7%
Align Technology, Inc. (A)	88,075	16,405,730
DexCom, Inc. (A)(B)	150,024	7,339,924
Edwards Lifesciences Corp. (A)	109,015	11,916,430
Hologic, Inc. (A)	310,606	11,396,134
Insulet Corp. (A)	304,255	16,758,365
Intuitive Surgical, Inc. (A)	7,614	7,963,330
		71,779,913
Health care technology – 0.9%
Veeva Systems, Inc., Class A (A)	117,102	6,605,724
Pharmaceuticals – 1.3%
Eisai Company, Ltd.	87,700	4,503,644
Ono Pharmaceutical Company, Ltd.	226,850	5,149,153
		9,652,797
		115,089,384
Industrials – 10.6%
Commercial services and supplies – 2.3%
Clean Harbors, Inc. (A)	132,928	7,537,018
The Brink’s Company	115,279	9,712,256
		17,249,274
Electrical equipment – 1.1%
Rockwell Automation, Inc.	47,610	8,484,578
Machinery – 3.5%
IDEX Corp.	84,579	10,273,811
The Middleby Corp. (A)	120,691	15,468,965
		25,742,776
Professional services – 1.5%
TransUnion (A)	230,016	10,870,556
Road and rail – 1.2%
Knight-Swift Transportation
Holdings, Inc. (A)	214,016	8,892,365
Trading companies and distributors – 1.0%
AerCap Holdings NV (A)	140,510	7,181,466
		78,421,015
Information technology – 34.8%
Communications equipment – 3.9%
Arista Networks, Inc. (A)	111,585	21,157,632
Harris Corp.	59,509	7,836,145
		28,993,777
Electronic equipment, instruments and components – 1.9%
Trimble, Inc. (A)	163,620	6,422,085
Zebra Technologies Corp., Class A (A)	68,497	7,437,404
		13,859,489
Internet software and services – 5.6%
CoStar Group, Inc. (A)	63,436	17,016,707

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Double Eagle Acquisition Corp. (A)	390,144	$3,905,341
GoDaddy, Inc., Class A (A)	245,030	10,661,255
Zillow Group, Inc., Class C (A)(B)	250,823	10,085,593
		41,668,896
IT services – 1.2%
Global Payments, Inc.	89,425	8,498,058
Semiconductors and semiconductor equipment – 8.3%
Advanced Micro Devices, Inc. (A)(B)	1,622,643	20,688,696
Cavium, Inc. (A)	99,736	6,576,592
Microchip Technology, Inc.	234,458	21,049,639
NVIDIA Corp.	74,175	13,260,265
		61,575,192
Software – 13.9%
Autodesk, Inc. (A)	156,350	17,551,851
Birst, Inc. (A)(D)	328,201	62,358
DraftKings, Inc. (A)(C)(D)	933,549	1,447,001
Guidewire Software, Inc. (A)	276,116	21,498,392
PTC, Inc. (A)	131,266	7,387,650
ServiceNow, Inc. (A)	236,750	27,825,228
Workday, Inc., Class A (A)	238,784	25,165,446
Zynga, Inc., Class A (A)	608,500	2,300,130
		103,238,056
		257,833,468
Materials – 3.4%
Chemicals – 0.9%
Platform Specialty Products Corp. (A)	631,192	7,037,791
Containers and packaging – 2.5%
International Paper Company	184,834	10,502,268
Packaging Corp. of America	67,391	7,728,400
		18,230,668
		25,268,459
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc.,
Class A (A)(C)(D)	18,198	942,838
TOTAL COMMON STOCKS (Cost $537,198,029)		$648,177,447

PREFERRED SECURITIES – 7.6%
Consumer discretionary – 1.0%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(C)(D)	66,598	2,239,691
Internet and direct marketing retail –
0.7%
Coupang LLC (A)(C)(D)	1,034,250	4,995,428
One Kings Lane, Inc. (A)(D)	302,694	75,674
		5,071,102
Specialty retail – 0.0%
Jand, Inc., Series D (A)(C)(D)	56,502	440,716
		7,751,509
Information technology – 4.9%
Internet software and services – 3.5%
Lookout, Inc., Series F (A)(C)(D)	185,829	1,352,835
Uber Technologies, Inc. (A)(C)(D)	584,504	24,233,536
		25,586,371
Software – 1.4%
Essence Group Holdings
Corp. (A)(C)(D)	1,459,559	2,816,949
MarkLogic Corp., Series F (A)(C)(D)	222,196	2,215,294
Pinterest, Inc., Series G (A)(C)(D)	292,090	2,027,105
Zuora, Inc., Series F (A)(C)(D)	715,736	3,528,578
		10,587,926
		36,174,297
Real estate – 1.7%
Real estate management and
development – 1.7%
Redfin Corp. (A)(D)	184,537	4,404,319
WeWork Companies, Inc.,
Series D1 (A)(C)(D)	90,446	4,686,007
WeWork Companies, Inc.,
Series D2 (A)(C)(D)	71,065	3,681,878
		12,772,204
TOTAL PREFERRED SECURITIES (Cost $31,080,695)		$56,698,010

EXCHANGE-TRADED FUNDS –
2.1%
iShares Russell Mid-Cap Growth
ETF (B)	135,231	15,306,797
TOTAL EXCHANGE-TRADED FUNDS
(Cost $14,572,479)		$15,306,797

SECURITIES LENDING COLLATERAL – 7.5%
John Hancock Collateral Trust,
1.2098% (E)(F)	5,530,085	55,334,027
TOTAL SECURITIES LENDING COLLATERAL (Cost
$55,333,510)		$55,334,027

SHORT-TERM INVESTMENTS – 2.5%
Repurchase agreement – 2.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 9-29-17 at 1.060%
to be repurchased at $18,501,634 on
10-2-17, collateralized by $18,503,568
Government National Mortgage
Association, 3.000% due 11-15-42
(valued at $18,870,000,
including interest)	$18,500,000	18,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,500,000)		$18,500,000
Total Investments (Mid Cap Stock Trust)
(Cost $656,684,713) – 107.2%		$794,016,281
Other assets and liabilities, net – (7.2%)		(53,498,852)
TOTAL NET ASSETS – 100.0%		$740,517,429

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $53,180,728.
(C)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.

(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.0%
Consumer discretionary – 6.6%
Diversified consumer services – 0.9%
Strayer Education, Inc.	85,979	$7,503,387
Leisure products – 0.9%
Mattel, Inc. (A)	473,000	7,322,040
Media – 2.9%
News Corp., Class A	978,200	12,970,932
Scholastic Corp.	38,024	1,414,493
Viacom, Inc., Class B	316,000	8,797,440
		23,182,865
Specialty retail – 1.2%
Chico’s FAS, Inc.	381,472	3,414,174
The Gap, Inc.	21,900	646,707
Tiffany & Company	59,914	5,498,907
		9,559,788
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	64,032	5,653,385
		53,221,465
Consumer staples – 9.6%
Beverages – 1.3%
Carlsberg A/S, Class B	97,495	10,698,505
Food and staples retailing – 2.2%
Rite Aid Corp. (A)(B)	1,077,400	2,111,704
Sysco Corp.	111,500	6,015,425
The Kroger Company	472,100	9,470,326
		17,597,455
Food products – 5.0%
Archer-Daniels-Midland Company	175,500	7,460,505
Bunge, Ltd.	245,710	17,067,015
Flowers Foods, Inc.	516,472	9,714,838
General Mills, Inc.	117,000	6,055,920
Hostess Brands, Inc. (B)	25,015	341,705
		40,639,983
Personal products – 1.1%
Edgewell Personal Care Company (B)	120,232	8,749,283
		77,685,226
Energy – 10.0%
Energy equipment and services – 1.0%
Frank’s International NV (A)	283,298	2,187,061
Oceaneering International, Inc.	36,200	950,974
SEACOR Holdings, Inc. (B)	69,700	3,213,867
SEACOR Marine Holdings, Inc. (B)	92,699	1,449,812
		7,801,714
Oil, gas and consumable fuels – 9.0%
Apache Corp.	271,700	12,443,860
Arch Coal, Inc., Class A (A)	17,696	1,269,511
Cameco Corp. (A)	578,200	5,591,194
Canadian Natural Resources, Ltd.	59,425	1,990,143
EQT Corp.	284,500	18,560,780
Hess Corp.	346,983	16,270,033
Murphy Oil Corp. (A)	491,288	13,048,609
Rice Energy, Inc. (B)	136,400	3,947,416
		73,121,546
		80,923,260
Financials – 20.6%
Banks – 3.9%
Fifth Third Bancorp	539,410	15,092,692
First Horizon National Corp. (A)	287,011	5,496,261
Popular, Inc.	126,100	4,532,034
Westamerica Bancorporation (A)	97,400	5,799,196
		30,920,183
Capital markets – 2.5%
Lazard, Ltd., Class A (A)	143,700	6,498,114
LPL Financial Holdings, Inc.	44,300	2,284,551
Northern Trust Corp.	114,700	10,544,371
Waddell & Reed Financial, Inc.,
Class A (A)	50,100	1,005,507
		20,332,543
Consumer finance – 2.0%
Ally Financial, Inc.	265,141	6,432,321
Synchrony Financial	318,295	9,883,060
		16,315,381
Diversified financial services – 3.7%
Groupe Bruxelles Lambert SA	17,777	1,871,245
Leucadia National Corp.	655,367	16,548,017
Pargesa Holding SA	44,846	3,731,505
Voya Financial, Inc.	197,600	7,882,264
		30,033,031
Insurance – 7.9%
Brighthouse Financial, Inc. (B)	16,300	991,040
Brown & Brown, Inc.	167,329	8,063,585
CNA Financial Corp.	189,156	9,505,089
Kemper Corp.	127,725	6,769,425
Loews Corp.	255,868	12,245,842
Marsh & McLennan Companies, Inc.	107,100	8,976,051
The Progressive Corp.	148,328	7,182,042
White Mountains Insurance Group, Ltd.	11,528	9,879,496
		63,612,570
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	346,398	5,092,051
		166,305,759
Health care – 12.3%
Biotechnology – 1.6%
Alkermes PLC (B)	164,805	8,378,686
Seattle Genetics, Inc. (B)	75,939	4,131,841
		12,510,527
Health care equipment and supplies – 4.5%
Baxter International, Inc.	218,424	13,706,106
DexCom, Inc. (B)	34,300	1,678,128
Haemonetics Corp. (B)	52,064	2,336,112
Halyard Health, Inc. (B)	60,241	2,712,652
Hologic, Inc. (B)	247,093	9,065,842
Zimmer Biomet Holdings, Inc.	57,000	6,674,130
		36,172,970
Health care providers and services – 3.0%
MEDNAX, Inc. (B)	124,358	5,362,317
Patterson Companies, Inc. (A)	150,400	5,812,960
Select Medical Holdings Corp. (B)	679,488	13,046,170
		24,221,447
Pharmaceuticals – 3.2%
Mylan NV (B)	89,900	2,820,163
Perrigo Company PLC	170,400	14,424,360
Zoetis, Inc.	135,540	8,642,030
		25,886,553
		98,791,497
Industrials – 9.3%
Aerospace and defense – 3.1%
Cobham PLC	1,533,820	2,995,840
Textron, Inc.	404,435	21,790,958
		24,786,798
Air freight and logistics – 3.3%
C.H. Robinson Worldwide, Inc. (A)	261,258	19,881,734

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of
Washington, Inc.	107,800	$6,452,908
		26,334,642
Commercial services and supplies – 1.0%
Cintas Corp.	35,440	5,113,283
Stericycle, Inc. (B)	38,400	2,750,208
		7,863,491
Machinery – 1.4%
AGCO Corp.	24,900	1,836,873
Cummins, Inc.	7,500	1,260,225
Xylem, Inc.	134,200	8,404,946
		11,502,044
Road and rail – 0.5%
Kansas City Southern	39,100	4,249,388
		74,736,363
Information technology – 2.9%
Electronic equipment, instruments and components – 1.3%
AVX Corp.	261,186	4,761,421
National Instruments Corp.	137,000	5,777,290
		10,538,711
Semiconductors and semiconductor equipment – 1.5%
Applied Materials, Inc.	37,000	1,927,330
Marvell Technology Group, Ltd.	545,983	9,773,096
		11,700,426
Technology hardware, storage and peripherals – 0.1%
Hewlett Packard Enterprise Company	62,600	920,846
		23,159,983
Materials – 8.1%
Chemicals – 1.2%
CF Industries Holdings, Inc.	23,846	838,425
FMC Corp.	69,109	6,172,125
The Mosaic Company	112,900	2,437,511
		9,448,061
Construction materials – 1.3%
Vulcan Materials Company	91,207	10,908,357
Containers and packaging – 0.5%
WestRock Company	72,134	4,092,162
Metals and mining – 5.0%
Franco-Nevada Corp.	161,713	12,527,492
Newmont Mining Corp.	557,973	20,929,567
Nucor Corp.	122,400	6,859,296
		40,316,355
Paper and forest products – 0.1%
Louisiana-Pacific Corp. (B)	17,000	460,360
		65,225,295
Real estate – 7.1%
Equity real estate investment trusts – 5.6%
Equity Commonwealth (B)	263,662	8,015,325
Equity Residential	105,300	6,942,429
JBG SMITH Properties (B)	89	3,045
Rayonier, Inc.	525,200	15,173,028
Regency Centers Corp.	66,034	4,096,749
Taubman Centers, Inc.	78,037	3,878,439
Weyerhaeuser Company	210,519	7,163,962
		45,272,977
Real estate management and development – 1.5%
Realogy Holdings Corp.	306,200	10,089,290
The St. Joe Company (B)	115,531	2,177,759
		12,267,049
		57,540,026
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	84,436	2,354,920
Utilities – 5.2%
Electric utilities – 2.4%
Entergy Corp.	23,581	1,800,645
FirstEnergy Corp.	577,672	17,809,628
		19,610,273
Independent power and renewable electricity producers –
2.8%
Calpine Corp. (B)	42,600	628,350
NRG Energy, Inc.	722,300	18,483,657
Vistra Energy Corp.	175,400	3,278,226
		22,390,233
		42,000,506
TOTAL COMMON STOCKS (Cost $618,919,353)		$741,944,300

SECURITIES LENDING COLLATERAL – 5.1%
John Hancock Collateral Trust,
1.2098% (C)(D)	4,117,919	41,203,902
TOTAL SECURITIES LENDING COLLATERAL (Cost
$41,203,539)		$41,203,902

SHORT-TERM INVESTMENTS – 8.2%
Money market funds – 8.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (C)	1,758,272	1,758,272
T. Rowe Price Government Money Fund,
1.0578% (C)	64,741,392	64,741,392
		66,499,664
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,499,664)		$66,499,664
Total Investments (Mid Value Trust)
(Cost $726,622,556) – 105.3%		$849,647,866
Other assets and liabilities, net – (5.3%)		(42,913,583)
TOTAL NET ASSETS – 100.0%		$806,734,283

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $38,751,380.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT – 11.8%
U.S. Treasury Bill
1.110%, 10/05/2017	$20,000,000	$19,997,567
1.160%, 10/19/2017	139,428,100	139,348,825

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. Treasury Bill (continued)
1.160%, 03/15/2018	40,101,200	$39,892,590
U.S. Treasury Note
1.180%, 12/31/2017	45,000,000	45,173,327
TOTAL U.S. GOVERNMENT (Cost
$244,412,309)		$244,412,309

U.S. GOVERNMENT AGENCY –
89.4%
Federal Agricultural Mortgage Corp.
0.710%, 10/02/2017	$7,100,000	7,099,862
1.010%, 10/05/2017	40,686,000	40,681,479
1.100%, 10/04/2017 (A)	19,908,000	19,908,328
1.130%, 02/23/2018 (A)	50,000,000	50,000,000
1.130%, 04/25/2018 (A)	50,000,000	50,000,000
1.140%, 03/01/2018 (A)	75,000,000	75,000,000
1.150%, 04/03/2018 (A)	50,000,000	50,000,000
1.160%, 05/01/2018 (A)	25,000,000	25,000,000
1.180%, 06/26/2018 (A)	41,000,000	41,000,000
1.220%, 01/18/2018 (A)	50,000,000	50,000,000
Federal Farm Credit Bank
1.020%, 11/20/2017 (A)	1,000,000	1,000,370
1.040%, 01/02/2018 (A)	8,743,000	8,748,542
1.060%, 10/12/2017	25,000,000	24,991,979
1.060%, 11/20/2017	500,000	499,851
1.080%, 10/13/2017	3,590,000	3,589,589
1.080%, 02/02/2018 (A)	1,765,000	1,766,333
1.090%, 10/20/2017	13,516,000	13,513,292
1.090%, 01/22/2018 (A)	28,000,000	28,016,995
1.090%, 03/08/2018 (A)	2,330,000	2,333,293
1.100%, 01/08/2018 (A)	1,000,000	1,000,469
1.110%, 05/17/2018 (A)	2,700,000	2,702,641
1.120%, 07/06/2018 (A)	795,000	796,600
1.120%, 07/19/2018 (A)	1,611,000	1,614,365
1.120%, 08/08/2018 (A)	3,120,000	3,120,619
1.130%, 06/22/2018 (A)	2,100,000	2,103,942
1.140%, 08/01/2018 (A)	795,000	796,712
1.140%, 04/12/2019 (A)	8,020,000	8,029,850
1.150%, 12/18/2017	18,297,000	18,296,016
1.150%, 03/12/2018	8,000,000	7,959,320
1.150%, 01/14/2019 (A)	5,691,000	5,698,343
1.160%, 12/12/2017	1,593,000	1,591,901
1.160%, 08/08/2019 (A)	12,115,000	12,113,867
1.170%, 01/30/2018	1,219,000	1,218,059
1.170%, 11/09/2018 (A)	1,220,000	1,220,000
1.170%, 04/10/2019 (A)	7,970,000	7,969,390
1.180%, 11/16/2018 (A)	5,409,000	5,420,781
1.190%, 06/27/2019 (A)	12,084,000	12,082,921
1.190%, 08/19/2019 (A)	20,313,000	20,408,857
1.200%, 09/05/2019 (A)	18,548,000	18,546,211
1.210%, 03/19/2018	2,441,000	2,438,045
1.270%, 11/13/2017 (A)	24,838,000	24,838,815
Federal Home Loan Bank
0.710%, 10/02/2017	21,765,000	21,764,562
1.010%, 10/03/2017	55,451,000	55,447,919
1.010%, 10/04/2017	17,329,000	17,327,546
1.010%, 10/06/2017	114,417,000	114,400,975
1.010%, 10/25/2017	7,600,000	7,595,144
1.020%, 10/10/2017	3,571,000	3,570,098
1.020%, 10/11/2017	106,624,000	106,594,026
1.020%, 10/18/2017	15,581,000	15,573,455
1.030%, 10/12/2017	2,407,000	2,406,254
1.030%, 10/13/2017	2,327,000	2,326,213
1.030%, 10/20/2017	46,846,000	46,821,571
1.030%, 10/23/2017	24,355,000	24,339,819
1.040%, 10/27/2017	32,407,000	32,382,986
1.040%, 11/01/2017	80,000,000	79,929,733
1.050%, 11/03/2017	40,000,000	39,962,233
1.050%, 11/08/2017	14,605,000	14,589,044
1.050%, 11/13/2017	45,000,000	44,944,219
1.060%, 12/01/2017	28,223,000	28,173,217
1.060%, 12/22/2017	17,790,000	17,745,575
1.070%, 10/27/2017	950,000	949,882
1.070%, 01/08/2018 (A)	20,050,000	20,061,524
1.070%, 02/15/2018 (A)	15,000,000	15,006,050
1.080%, 10/18/2017 (A)	75,000,000	75,000,000
1.080%, 12/19/2017	6,080,000	6,078,948
1.100%, 12/13/2017 (A)	48,300,000	48,300,463
1.110%, 11/27/2017 (A)	750,000	750,170
1.110%, 12/05/2017 (A)	1,150,000	1,150,327
1.110%, 12/22/2017 (A)	6,445,000	6,447,772
1.120%, 12/15/2017	5,000,000	4,997,789
1.130%, 12/18/2017 (A)	55,000,000	55,002,575
1.140%, 04/25/2018	5,000,000	4,999,430
1.140%, 07/09/2018 (A)	18,180,000	18,174,748
1.150%, 02/21/2018	12,204,000	12,149,415
1.150%, 10/05/2018 (A)	1,610,000	1,610,682
1.160%, 03/14/2018	24,000,000	23,875,360
1.200%, 05/04/2018	1,220,000	1,219,363
1.220%, 03/09/2018	500,000	500,354
1.270%, 06/22/2018	1,300,000	1,298,844
1.310%, 06/04/2018	750,000	748,665
1.310%, 06/13/2018	2,850,000	2,845,395
Federal Home Loan Mortgage Corp.
1.060%, 10/27/2017	4,010,000	4,009,385
1.060%, 12/15/2017	14,431,000	14,429,454
1.100%, 01/11/2018 (A)	75,000,000	75,000,000
1.130%, 11/17/2017	2,888,000	2,902,603
1.140%, 11/24/2017	797,000	796,644
1.150%, 01/12/2018	5,797,000	5,790,483
1.170%, 03/01/2018	8,119,000	8,248,204
1.190%, 12/28/2017	500,000	499,534
1.200%, 04/09/2018	6,000,000	5,985,986
1.210%, 03/07/2018	1,975,000	1,972,238
1.220%, 05/25/2018	2,000,000	1,997,052
1.250%, 03/30/2018	801,000	800,010
1.250%, 06/22/2018	8,000,000	7,989,117
1.370%, 09/13/2018	11,389,000	11,360,151
1.400%, 09/06/2018	9,538,000	9,509,743
Federal National Mortgage Association
0.960%, 10/02/2017	20,000,000	19,999,472
1.070%, 10/26/2017	802,000	801,902
1.110%, 12/20/2017	5,712,000	5,709,095
1.150%, 11/28/2017	1,615,000	1,614,097
1.190%, 12/27/2017	1,300,000	1,299,025
1.230%, 04/30/2018	4,060,000	4,056,035
1.260%, 05/21/2018	4,750,000	4,738,403
1.270%, 04/30/2018	2,040,000	2,036,775
Private Export Funding Corp.
1.200%, 12/15/2017	20,854,000	20,898,547
Tennessee Valley Authority
1.020%, 10/17/2017	10,427,000	10,422,343
1.170%, 12/15/2017	2,645,000	2,672,491
TOTAL U.S. GOVERNMENT AGENCY (Cost
$1,855,718,771)		$1,855,718,771
Total Investments (Money Market Trust)
(Cost $2,100,131,080) – 101.2%		$2,100,131,080
Other assets and liabilities, net – (1.2%)		(24,942,629)
TOTAL NET ASSETS – 100.0%		$2,075,188,451

Security Abbreviations and Legend

(A)	Variable rate obligation.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.0%
Consumer discretionary – 9.4%
Auto components – 0.5%
The Goodyear Tire & Rubber Company	27,434	$912,181
Automobiles – 1.3%
General Motors Company	53,959	2,178,864
Media – 7.6%
Charter Communications, Inc.,
Class A (A)	9,204	3,344,918
DISH Network Corp., Class A (A)	30,442	1,650,870
Sky PLC	134,119	1,645,353
The Walt Disney Company	28,958	2,854,390
Time Warner, Inc.	35,743	3,661,870
		13,157,401
		16,248,446
Consumer staples – 8.5%
Beverages – 0.8%
PepsiCo, Inc.	12,846	1,431,430
Food and staples retailing – 3.7%
CVS Health Corp.	32,508	2,643,551
Rite Aid Corp. (A)	90,900	178,164
The Kroger Company	86,775	1,740,707
Walgreens Boots Alliance, Inc.	24,316	1,877,682
		6,440,104
Household products – 0.5%
Energizer Holdings, Inc.	17,297	796,527
Tobacco – 3.5%
Altria Group, Inc.	17,872	1,133,442
British American Tobacco PLC	46,876	2,934,611
British American Tobacco PLC, ADR	17,408	1,087,130
Imperial Brands PLC	19,494	832,019
		5,987,202
		14,655,263
Energy – 8.7%
Energy equipment and services – 0.8%
Baker Hughes, a GE Company	39,587	1,449,676
Oil, gas and consumable fuels – 7.9%
Anadarko Petroleum Corp.	20,270	990,190
Apache Corp.	26,303	1,204,677
BP PLC	170,663	1,093,266
Kinder Morgan, Inc.	122,851	2,356,282
Marathon Oil Corp.	122,462	1,660,585
Plains GP Holdings LP, Class A (A)	41,000	896,670
Royal Dutch Shell PLC, A Shares	111,291	3,368,432
The Williams Companies, Inc.	68,984	2,070,210
		13,640,312
		15,089,988
Financials – 19.9%
Banks – 10.0%
Barclays PLC	426,990	1,107,177
CIT Group, Inc.	29,408	1,442,462
Citigroup, Inc.	35,995	2,618,276
Citizens Financial Group, Inc.	71,954	2,724,898
FCB Financial Holdings, Inc.,
Class A (A)	60,504	2,922,343
Guaranty Bancorp	4,385	121,903
JPMorgan Chase & Co.	29,286	2,797,106
The PNC Financial Services Group, Inc.	14,572	1,963,868
Wells Fargo & Company	27,410	1,511,662
		17,209,695
Consumer finance – 1.3%
Ally Financial, Inc.	35,310	856,621
Capital One Financial Corp.	17,462	1,478,333
		2,334,954
Diversified financial services – 0.8%
Voya Financial, Inc.	36,330	1,449,204
Insurance – 7.8%
Alleghany Corp. (A)	4,232	2,344,570
American International Group, Inc.	54,165	3,325,189
Brighthouse Financial, Inc. (A)	3,468	210,854
Chubb, Ltd. (B)	12,553	1,789,430
MetLife, Inc.	38,150	1,981,893
The Hartford Financial Services
Group, Inc.	16,659	923,408
White Mountains Insurance Group, Ltd.	334	286,238
XL Group, Ltd.	64,410	2,540,975
		13,402,557
		34,396,410
Health care – 12.4%
Health care equipment and supplies – 4.4%
Medtronic PLC	67,026	5,212,612
Stryker Corp.	17,632	2,504,097
		7,716,709
Pharmaceuticals – 8.0%
Eli Lilly & Company	49,549	4,238,421
Merck & Company, Inc.	73,137	4,682,962
Novartis AG, ADR	42,063	3,611,109
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	70,218	1,235,837
		13,768,329
		21,485,038
Industrials – 6.8%
Aerospace and defense – 0.2%
KLX, Inc. (A)	5,795	306,729
Building products – 0.3%
Johnson Controls International PLC	14,752	594,358
Construction and engineering – 0.5%
Fluor Corp.	21,147	890,289
Electrical equipment – 1.2%
Sensata Technologies Holding NV (A)	44,107	2,120,219
Industrial conglomerates – 1.6%
General Electric Company	111,300	2,691,234
Machinery – 2.1%
Caterpillar, Inc.	14,363	1,791,210
CNH Industrial NV	102,301	1,228,158
Federal Signal Corp.	25,786	548,726
		3,568,094
Professional services – 0.9%
RELX PLC	67,492	1,481,199
		11,652,122
Information technology – 11.9%
Communications equipment – 2.6%
Cisco Systems, Inc.	86,432	2,906,708
Nokia OYJ	140,573	844,633
Nokia OYJ, ADR	129,511	774,476
		4,525,817
IT services – 1.7%
Cognizant Technology Solutions Corp.,
Class A	31,868	2,311,705
DXC Technology Company	6,888	591,541
		2,903,246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software – 5.4%
CA, Inc.	55,437	$1,850,487
Dell Technologies, Inc., Class V (A)	8,067	622,853
Microsoft Corp.	46,138	3,436,820
Symantec Corp.	101,657	3,335,366
		9,245,526
Technology hardware, storage and peripherals – 2.2%
Hewlett Packard Enterprise Company	80,193	1,179,639
Samsung Electronics Company, Ltd.	1,183	2,662,013
		3,841,652
		20,516,241
Materials – 5.2%
Chemicals – 1.1%
Monsanto Company	15,930	1,908,733
Construction materials – 0.7%
LafargeHolcim, Ltd. (A)	20,562	1,203,801
Containers and packaging – 2.0%
International Paper Company	35,024	1,990,064
WestRock Company	25,619	1,453,366
		3,443,430
Metals and mining – 1.4%
thyssenkrupp AG	43,392	1,288,735
Warrior Met Coal, Inc.	45,492	1,067,332
		2,356,067
		8,912,031
Real estate – 1.9%
Equity real estate investment trusts – 1.9%
Alexander’s, Inc.	3,022	1,281,600
JBG SMITH Properties (A)	7,809	267,146
Vornado Realty Trust	22,108	1,699,663
		3,248,409
Telecommunication services – 1.2%
Diversified telecommunication services – 0.7%
Koninklijke KPN NV	335,100	1,149,990
Wireless telecommunication services – 0.5%
Vodafone Group PLC	333,956	935,139
		2,085,129
Utilities – 2.1%
Independent power and renewable electricity producers –
2.1%
Vistra Energy Corp.	195,183	3,647,970
TOTAL COMMON STOCKS (Cost $133,902,564)		$151,937,047

CORPORATE BONDS - 2.5%
Consumer discretionary - 1.8%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	3,032,463
Telecommunication services - 0.7%
Frontier Communications Corp.
10.500%, 09/15/2022	402,000	350,745
11.000%, 09/15/2025	1,015,000	862,750
		1,213,495
TOTAL CORPORATE BONDS (Cost $5,135,463)		$4,245,958

MUNICIPAL BONDS - 0.7%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035 (C)	$2,626,000	$1,273,610
TOTAL MUNICIPAL BONDS (Cost $2,314,824)		$1,273,610

RIGHTS – 0.1%
Texas Competitive Electric Holdings
Company LLC (A)(D)	195,183	165,906
TOTAL RIGHTS (Cost $864,691)		$165,906

ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings
Company LLC 11.500%,
10/01/2020 (A)	11,594,240	10,320
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$10,320

SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust,
1.2098% (E)(F)	276,101	2,762,664
TOTAL SECURITIES LENDING COLLATERAL (Cost
$2,762,681)		$2,762,664

SHORT-TERM INVESTMENTS – 6.6%
U.S. Government – 2.3%
U.S. Treasury Bill
1.031% 10/05/2017 *	$1,198,000	1,197,928
1.120% 02/01/2018 *	881,000	877,812
1.121% 01/25/2018 *	1,000,000	996,694
1.141% 10/26/2017 *	1,000,000	999,375
		4,071,809
U.S. Government Agency – 4.3%
Federal Home Loan Bank Discount Note
0.900% 10/02/2017 *	7,400,000	7,399,944
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,471,002)		$11,471,753
Total Investments (Mutual Shares Trust)
(Cost $156,454,541) – 99.5%		$171,867,258
Other assets and liabilities, net – 0.5%		865,510
TOTAL NET ASSETS – 100.0%		$172,732,768

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $2,675,324.
(C)	Non-income producing - Issuer is in default.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	62,069	USD	74,161	Bank of America, N.A.	10/18/2017	—	($742)
EUR	89,280	USD	107,128	HSBC Bank PLC	10/18/2017	—	(1,523)
GBP	98,134	USD	132,829	Bank of America, N.A.	11/24/2017	—	(1,126)
GBP	33,828	USD	45,964	HSBC Bank PLC	11/24/2017	—	(564)
USD	7,231,614	EUR	6,162,296	HSBC Bank PLC	10/18/2017	—	(57,457)
USD	7,949,952	GBP	6,009,125	HSBC Bank PLC	11/24/2017	—	(114,779)
USD	2,628,318	KRW	2,980,024,320	HSBC Bank PLC	11/10/2017	$25,328	—
						$25,328	($176,191)

Derivatives currency abbreviations

EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 40.6%
U.S. Government – 13.1%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	$17,335,000	$16,115,180
2.875%, 11/15/2046	13,210,000	13,245,089
3.000%, 11/15/2044 to 11/15/2045	18,825,000	19,368,444
3.125%, 02/15/2043	26,395,000	27,831,259
3.375%, 05/15/2044	2,585,000	2,847,741
5.375%, 02/15/2031	7,760,000	10,385,669
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2026	13,470,264	13,275,186
0.625%, 01/15/2026	7,336,609	7,431,222
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,799,288
1.250%, 10/31/2018	18,715,000	18,687,220
1.500%, 05/31/2019 (A)	18,425,000	18,441,554
1.625%, 05/15/2026	3,915,000	3,711,756
2.000%, 08/31/2021	17,835,000	17,970,853
2.250%, 02/15/2027	9,405,000	9,344,014
		181,454,475
U.S. Government Agency – 27.5%
Federal Home Loan Mortgage Corp.
2.889%, (1 Year CMT + 2.245%),
01/01/2036 (B)	36,027	38,130
3.000%, 01/01/2043 to 03/01/2043	8,677,559	8,751,666
3.124%, (1 Year CMT + 2.250%),
10/01/2036 (B)	16,097	17,030
3.216%, (12 month LIBOR +
1.561%), 10/01/2036 (B)	9,238	9,594
3.223%, (12 month LIBOR +
1.785%), 09/01/2032 (B)	658	692
3.249%, (12 month LIBOR +
1.783%), 03/01/2036 (B)	31,075	32,743
3.341%, (12 month LIBOR +
1.591%), 09/01/2035 (B)	10,508	10,980
3.348%, (12 month LIBOR +
1.723%), 01/01/2036 (B)	765	798
3.369%, (12 month LIBOR +
1.802%), 01/01/2037 (B)	19,209	20,252
3.375%, (12 month LIBOR +
1.625%), 04/01/2037 (B)	39,353	41,160
3.393%, (12 month LIBOR +
1.750%), 02/01/2035 (B)	31,650	33,217
3.395%, (12 month LIBOR +
1.770%), 02/01/2037 (B)	41,083	43,263
3.400%, (12 month LIBOR +
1.900%), 11/01/2035 (B)	9,793	10,359
3.416%, (12 month LIBOR +
1.625%), 06/01/2038 (B)	16,535	17,308
3.421%, (12 month LIBOR +
1.715%), 06/01/2037 (B)	101,791	106,847
3.483%, (12 month LIBOR +
1.726%), 07/01/2035 (B)	12,839	13,468
3.487%, (12 month LIBOR +
1.966%), 11/01/2036 (B)	11,329	11,985
3.500%, 03/01/2043 to 05/01/2046	9,322,988	9,649,057
3.507%, (12 month LIBOR +
1.725%), 07/01/2035 (B)	8,975	9,339
3.515%, (12 month LIBOR +
1.733%), 10/01/2036 (B)	56,672	59,401
3.525%, (12 month LIBOR +
1.750%), 08/01/2036 (B)	4,400	4,565
3.538%, (12 month LIBOR +
1.775%), 05/01/2037 (B)	13,852	14,522
3.553%, (12 month LIBOR +
2.009%), 12/01/2036 (B)	12,733	13,485
3.592%, (12 month LIBOR +
1.967%), 02/01/2037 (B)	42,860	45,331
3.789%, (12 month LIBOR +
2.167%), 02/01/2037 (B)	19,856	21,081
3.806%, (12 month LIBOR +
2.075%), 02/01/2038 (B)	50,589	53,118
4.000%, 05/01/2026 to 02/01/2041	8,311,109	8,805,621
4.500%, 11/01/2018 to 10/01/2039	5,052,046	5,456,345
5.000%, 10/01/2018 to 08/01/2040	2,136,348	2,343,364
5.500%, 03/01/2018 to 12/01/2039	132,832	147,380
6.000%, 07/01/2021 to 08/01/2038	388,377	436,873
6.500%, 12/01/2023 to 03/01/2037	111,021	127,053
7.000%, 02/01/2024 to 06/01/2032	1,845	2,131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
7.500%, 05/01/2024 to 06/01/2024		$218	$245
Federal National Mortgage Association
2.222%, (COFI + 1.250%),
07/01/2027 (B)		116	117
2.500%, 07/01/2030 to 03/01/2043		8,665,463	8,674,324
2.770%, (6 month LIBOR + 1.363%),
10/01/2033 (B)		16,513	17,036
2.965%, (12 month LIBOR +
1.340%), 12/01/2035 (B)		4,179	4,328
3.000%, 01/01/2027 to 01/01/2047		75,070,883	75,793,402
3.172%, (12 month LIBOR +
1.603%), 12/01/2035 (B)		3,573	3,751
3.218%, (12 month LIBOR +
1.634%), 09/01/2035 (B)		50,555	53,094
3.301%, (12 month LIBOR +
1.546%), 07/01/2035 (B)		9,863	10,313
3.345%, (12 month LIBOR +
1.600%), 07/01/2036 (B)		83,591	87,465
3.395%, (12 month LIBOR +
1.770%), 12/01/2035 (B)		2,050	2,161
3.408%, (12 month LIBOR +
1.655%), 08/01/2037 (B)		21,328	22,396
3.461%, (12 month LIBOR +
1.892%), 12/01/2035 (B)		7,694	8,160
3.478%, (12 month LIBOR +
1.728%), 08/01/2036 (B)		48,186	50,551
3.500%, TBA (C)		6,755,000	6,960,378
3.500%, (12 month LIBOR +
1.750%), 09/01/2036 (B)		178	186
3.500%, 06/01/2042 to 07/01/2047		71,660,699	74,034,064
3.520%, (12 month LIBOR +
1.690%), 05/01/2038 (B)		89,756	93,729
3.538%, (12 month LIBOR +
1.788%), 05/01/2038 (B)		29,856	31,338
3.580%, (12 month LIBOR +
1.830%), 04/01/2038 (B)		20,262	21,216
3.603%, (12 month LIBOR +
1.853%), 08/01/2038 (B)		10,152	10,648
3.604%, (12 month LIBOR +
1.840%), 05/01/2038 (B)		17,191	18,067
4.000%, 11/01/2025 to 08/01/2047		42,177,398	44,533,918
4.500%, 05/01/2019 to 09/01/2042		7,224,755	7,792,335
5.000%, 05/01/2018 to 06/01/2040		11,646,344	12,823,082
5.500%, 10/01/2017 to 09/01/2041		5,248,692	5,835,297
5.689%, (COFI + 1.250%),
01/01/2019 (B)		42	42
6.000%, 01/01/2021 to 09/01/2038		5,011,155	5,696,547
6.500%, 07/01/2032 to 06/01/2039		371,496	429,690
7.000%, 12/01/2029 to 04/01/2037		15,057	17,530
Government National
Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		7,633,339	7,484,490
3.000%, 10/15/2042 to 11/20/2046		8,980,172	9,115,690
3.500%, 07/20/2032 to 05/20/2043		11,769,608	12,280,645
4.000%, 02/15/2041 to 06/20/2047		39,769,944	41,993,024
4.500%, TBA (C)		7,115,000	7,584,449
4.500%, 01/15/2019 to 05/20/2047		12,297,152	13,206,225
5.000%, 01/15/2019 to 09/20/2047		5,242,665	5,691,260
5.500%, 02/15/2029 to 06/20/2044		3,308,912	3,719,337
6.000%, 10/15/2017 to 04/20/2039		1,004,734	1,147,384
6.500%, 05/15/2024 to 09/15/2038		867,439	1,000,655
7.000%, 12/20/2023 to 12/15/2034		449,080	521,811
9.250%, 11/15/2019 to 12/15/2019		670	713
9.750%, 02/15/2021		1,141	1,257
10.250%, 11/15/2020		693	763
			383,121,271
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $559,624,708)			$564,575,746

FOREIGN GOVERNMENT
OBLIGATIONS – 1.1%
Bermuda – 0.1%
Government of Bermuda
4.138%, 01/03/2023 (D)		$1,410,000	1,484,025
4.854%, 02/06/2024 (D)		515,000	560,227
			2,044,252
Indonesia – 0.0%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/2024		705,000	747,300
Israel – 0.3%
Government of Israel
1.750%, 08/31/2025	ILS	12,565,000	3,627,172
Mexico – 0.5%
Government of Mexico
4.125%, 01/21/2026		$1,590,000	1,675,065
10.000%, 12/05/2024	MXN	73,675,000	4,790,493
			6,465,558
Morocco – 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (D)		$1,695,000	1,798,395
Peru – 0.1%
Republic of Peru
6.150%, 08/12/2032 (D)	PEN	4,545,000	1,454,308
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$15,726,755)			$16,136,985

CORPORATE BONDS – 32.4%
Consumer discretionary – 3.9%
Altice Finco SA
7.625%, 02/15/2025 (D)		$675,000	712,125
Altice Luxembourg SA
7.625%, 02/15/2025 (D)		2,175,000	2,346,281
Amazon.com, Inc.
3.875%, 08/22/2037 (D)		2,245,000	2,268,404
4.050%, 08/22/2047 (D)		1,875,000	1,895,838
Charter Communications Operating LLC
4.908%, 07/23/2025		1,535,000	1,640,382
6.484%, 10/23/2045		1,000,000	1,175,200
Comcast Corp.
3.300%, 02/01/2027		2,780,000	2,817,244
CSC Holdings LLC
10.875%, 10/15/2025 (D)		504,000	623,070
Discovery Communications LLC
2.950%, 03/20/2023		890,000	890,696
3.950%, 03/20/2028		965,000	962,343
4.900%, 03/11/2026		795,000	848,431
Expedia, Inc.
5.000%, 02/15/2026		3,520,000	3,826,675
General Motors Company (3 month
LIBOR + 0.800%) 2.112%,
08/07/2020 (B)		1,415,000	1,416,275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
INVISTA Finance LLC
4.250%, 10/15/2019 (D)	$885,000	$911,550
Midcontinent Communications
6.875%, 08/15/2023 (D)	890,000	958,975
Omnicom Group, Inc.
3.600%, 04/15/2026	2,000,000	2,015,429
3.650%, 11/01/2024	2,815,000	2,878,909
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,249,978
QVC, Inc.
4.375%, 03/15/2023	2,300,000	2,388,163
5.125%, 07/02/2022	975,000	1,042,095
Scientific Games International, Inc.
10.000%, 12/01/2022	725,000	802,938
Tesla, Inc.
5.300%, 08/15/2025 (D)	1,405,000	1,373,809
The Interpublic Group of
Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,679,185
4.000%, 03/15/2022	2,365,000	2,485,234
4.200%, 04/15/2024	1,115,000	1,170,908
The Priceline Group, Inc.
3.550%, 03/15/2028	690,000	690,202
3.600%, 06/01/2026	1,500,000	1,524,509
3.650%, 03/15/2025	2,135,000	2,198,055
Thomson Reuters Corp.
3.350%, 05/15/2026	690,000	686,776
Time Warner Cable LLC
6.550%, 05/01/2037	1,185,000	1,391,246
6.750%, 06/15/2039	1,740,000	2,086,787
7.300%, 07/01/2038	830,000	1,041,370
Townsquare Media, Inc.
6.500%, 04/01/2023 (D)	275,000	279,125
Univision Communications, Inc.
5.125%, 02/15/2025 (D)	730,000	736,388
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (D)	200,000	210,750
		54,225,345
Consumer staples – 0.9%
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	6,200,000	7,056,128
Mead Johnson Nutrition Company
4.125%, 11/15/2025	540,000	582,790
New Albertson’s, Inc.
7.450%, 08/01/2029	150,000	116,250
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,188,120
4.450%, 06/12/2025	1,830,000	1,963,257
5.850%, 08/15/2045	1,005,000	1,228,714
Tyson Foods, Inc.
4.550%, 06/02/2047	645,000	689,815
		12,825,074
Energy – 3.1%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (D)	1,125,000	1,162,893
Boardwalk Pipelines LP
4.450%, 07/15/2027	540,000	549,591
4.950%, 12/15/2024	1,925,000	2,048,079
5.950%, 06/01/2026	1,945,000	2,174,926
Cenovus Energy, Inc.
4.250%, 04/15/2027 (D)	350,000	346,874
5.400%, 06/15/2047 (D)	2,365,000	2,370,319
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	200,000	215,250
Concho Resources, Inc.
3.750%, 10/01/2027	675,000	678,158
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077	1,710,000	1,812,600
Energy Transfer Equity LP
5.500%, 06/01/2027	505,000	531,513
Ensco PLC
8.000%, 01/31/2024	206,000	202,395
Hess Corp.
4.300%, 04/01/2027 (E)	3,115,000	3,099,329
5.800%, 04/01/2047	1,210,000	1,238,188
Pertamina Persero PT
6.450%, 05/30/2044 (D)	1,055,000	1,250,516
Petroleos Mexicanos
4.875%, 01/24/2022	1,725,000	1,809,094
5.375%, 03/13/2022 (D)	415,000	443,407
5.500%, 01/21/2021	910,000	970,970
6.375%, 02/04/2021	2,725,000	2,985,265
Plains All American Pipeline LP
2.850%, 01/31/2023	330,000	317,066
4.500%, 12/15/2026	170,000	172,467
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	2,935,000	2,957,376
5.000%, 03/15/2027	3,270,000	3,486,362
5.750%, 05/15/2024	750,000	835,511
5.875%, 06/30/2026	1,135,000	1,269,303
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (D)	3,020,000	3,164,050
Seven Generations Energy, Ltd.
5.375%, 09/30/2025 (D)	430,000	433,225
Spectra Energy Partners LP
3.375%, 10/15/2026	1,475,000	1,458,255
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (D)	415,000	426,413
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,622,019
Woodside Finance, Ltd.
3.650%, 03/05/2025 (D)	595,000	599,047
3.700%, 09/15/2026 (D)	1,153,000	1,153,353
		42,783,814
Financials – 10.8%
AerCap Ireland Capital DAC
3.650%, 07/21/2027	5,875,000	5,850,596
Banco Santander SA
3.500%, 04/11/2022	1,600,000	1,638,120
Bank of America Corp.
3.248%, 10/21/2027	4,435,000	4,344,159
3.300%, 01/11/2023	6,955,000	7,122,736
4.200%, 08/26/2024	1,250,000	1,313,662
Bank of America Corp. (3.824% to
1-20-27, then 3 month LIBOR +
1.575%) 01/20/2028	2,695,000	2,766,469
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	2,855,000	3,018,502
BBVA Bancomer SA
4.375%, 04/10/2024 (D)	2,975,000	3,131,188
BNP Paribas SA
3.800%, 01/10/2024 (D)	1,120,000	1,163,855
BPCE SA
3.000%, 05/22/2022 (D)	850,000	854,695
Capital One Bank USA NA
3.375%, 02/15/2023	4,218,000	4,279,159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
3.200%, 10/21/2026	$4,840,000	$4,768,491
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	2,785,000	2,787,703
Citigroup, Inc. (3.887% to 1-10-27, then
3 month LIBOR + 1.563%)
01/10/2028	3,340,000	3,427,387
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,910,251
Credit Agricole SA
3.250%, 10/04/2024 (D)	1,020,000	1,020,905
DAE Funding LLC
5.000%, 08/01/2024 (D)	1,270,000	1,301,750
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,389,973
4.100%, 02/09/2027	5,215,000	5,296,788
Enel Finance International NV
3.625%, 05/25/2027 (D)	3,475,000	3,480,555
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,162,282
2.950%, 05/25/2021	1,735,000	1,761,591
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (F)	2,425,000	2,601,564
ING Bank NV
5.800%, 09/25/2023 (D)	3,395,000	3,874,879
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	203,816
JPMorgan Chase & Co.
2.950%, 10/01/2026	2,650,000	2,592,474
3.200%, 06/15/2026	790,000	783,883
3.300%, 04/01/2026	1,010,000	1,012,600
3.900%, 07/15/2025	610,000	642,112
JPMorgan Chase & Co. (3 month
LIBOR + 1.230%) 2.543%,
10/24/2023 (B)	6,895,000	7,046,690
JPMorgan Chase & Co. (3.540% to
5-1-27, then 3 month LIBOR +
1.380%) 05/01/2028	775,000	781,723
JPMorgan Chase & Co. (3.782% to
2-1-27, then 3 month LIBOR +
1.337%) 02/01/2028	960,000	985,102
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	3,510,000	3,531,276
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (D)	3,530,000	3,838,329
Manufacturers & Traders Trust Company
3.400%, 08/17/2027	250,000	250,457
Marsh & McLennan Companies, Inc.
4.350%, 01/30/2047	530,000	565,723
Morgan Stanley
3.125%, 07/27/2026	975,000	955,953
3.625%, 01/20/2027	2,940,000	2,980,904
3.700%, 10/23/2024	615,000	636,912
3.750%, 02/25/2023	8,280,000	8,643,116
4.875%, 11/01/2022	3,850,000	4,171,247
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	1,580,000	1,596,891
Principal Financial Group, Inc. (4.700%
to 5-15-20, then 3 month LIBOR +
3.044%) 05/15/2055	2,290,000	2,352,517
Quicken Loans, Inc.
5.750%, 05/01/2025 (D)	875,000	918,750
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,642,033
6.450%, 11/15/2019	705,000	766,845
Santander UK Group Holdings PLC
2.875%, 10/16/2020 to 08/05/2021	3,055,000	3,074,518
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,362,616
3.500%, 11/16/2026	2,360,000	2,366,198
5.750%, 01/24/2022	3,655,000	4,101,646
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,927,000	1,971,164
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%) 05/15/2023	400,000	402,882
The Toronto-Dominion Bank (3.625% to
9-15-26, then 5 Year U.S. Swap Rate
+ 2.205%) 09/15/2031	470,000	467,725
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	515,521
UBS Group Funding Switzerland AG
4.125%, 09/24/2025 (D)	3,290,000	3,459,518
UniCredit SpA
3.750%, 04/12/2022 (D)	1,075,000	1,101,636
4.625%, 04/12/2027 (D)(E)	2,610,000	2,739,667
Unum Group
5.625%, 09/15/2020	1,040,000	1,132,433
Wells Fargo & Company (3 month
LIBOR + 1.110%) 2.423%,
01/24/2023 (B)	960,000	976,563
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028	3,265,000	3,305,711
Willis North America, Inc.
3.600%, 05/15/2024	435,000	444,821
		150,589,232
Health care – 2.8%
AbbVie, Inc.
3.200%, 05/14/2026	285,000	285,464
3.600%, 05/14/2025	245,000	253,922
4.450%, 05/14/2046	3,615,000	3,802,825
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,342,404
4.650%, 01/15/2043	980,000	1,057,122
Becton, Dickinson and Company
3.363%, 06/06/2024	1,890,000	1,906,880
3.700%, 06/06/2027	2,465,000	2,484,330
3.734%, 12/15/2024	970,000	990,483
4.669%, 06/06/2047	2,225,000	2,332,874
Celgene Corp.
3.625%, 05/15/2024	3,880,000	4,040,897
3.875%, 08/15/2025	1,975,000	2,083,118
Centene Corp.
6.125%, 02/15/2024	500,000	540,625
Express Scripts Holding Company
4.500%, 02/25/2026	1,604,000	1,715,351
4.800%, 07/15/2046	1,025,000	1,081,711
Humana, Inc.
3.850%, 10/01/2024	1,570,000	1,648,481
3.950%, 03/15/2027	225,000	235,216
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,556,927
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,557,829

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026	$2,085,000	$2,054,577
Tenet Healthcare Corp.
7.500%, 01/01/2022 (D)	650,000	688,188
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	3,535,000	3,399,615
2.800%, 07/21/2023	1,575,000	1,505,623
		39,564,462
Industrials – 2.3%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	2,959,849	3,079,723
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	237,629	244,639
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	467,902	469,072
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	437,733	450,865
American Airlines 2016-2 Class A Pass
Through Trust
3.650%, 12/15/2029	712,968	723,163
American Airlines 2017-1 Class B Pass
Through Trust
4.950%, 08/15/2026	920,000	962,504
American Airlines 2017-2 Class AA Pass
Through Trust
3.350%, 04/15/2031	695,000	703,688
Ashtead Capital, Inc.
4.125%, 08/15/2025 (D)	200,000	206,000
4.375%, 08/15/2027 (D)	200,000	206,000
CCCI Treasure, Ltd. (3.500% to 4-21-20,
then 5 Year CMT + 7.192%)
04/21/2020 (F)	710,000	718,407
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	641,279	681,038
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	923,594	972,083
CRCC Yupeng, Ltd. (3.950% to 8-1-19,
then 5 Year CMT + 7.251%)
08/01/2019 (F)	1,800,000	1,833,028
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	413,712	427,117
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	308,905	322,034
Delta Air Lines, Inc.
2.875%, 03/13/2020	2,110,000	2,133,414
3.625%, 03/15/2022	1,515,000	1,556,694
GATX Corp.
2.600%, 03/30/2020	880,000	887,895
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (D)	2,585,000	2,765,063
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (D)	1,217,000	1,216,121
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	2,027,964
3.600%, 03/01/2035	660,000	650,241
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	190,000	204,725
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	3,492,005	3,622,955
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,155,733	2,306,634
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,364,287	2,467,843
		31,838,910
Information technology – 2.3%
Activision Blizzard, Inc.
4.500%, 06/15/2047	1,555,000	1,569,807
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	3,100,000	3,212,608
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,430,465
3.200%, 05/11/2027	2,950,000	3,002,138
4.250%, 02/09/2047	425,000	456,846
Arrow Electronics, Inc.
3.250%, 09/08/2024	755,000	745,511
3.500%, 04/01/2022	1,035,000	1,054,891
Avnet, Inc.
4.625%, 04/15/2026	840,000	872,294
4.875%, 12/01/2022	1,535,000	1,620,106
Baidu, Inc.
2.875%, 07/06/2022	1,095,000	1,099,023
Harris Corp.
4.854%, 04/27/2035	515,000	567,129
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,252,839
4.600%, 04/06/2027	280,000	294,425
Microsoft Corp.
4.100%, 02/06/2037	2,105,000	2,297,271
Veritas US, Inc.
7.500%, 02/01/2023 (D)	800,000	852,000
10.500%, 02/01/2024 (D)	200,000	214,250
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,737,262
Western Digital Corp.
10.500%, 04/01/2024	275,000	323,125
		32,601,990
Materials – 0.9%
Aleris International, Inc.
9.500%, 04/01/2021 (D)	165,000	175,725
Arconic, Inc.
5.870%, 02/23/2022	1,210,000	1,324,950
6.150%, 08/15/2020	2,457,000	2,683,644
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	585,000	583,321
CVR Partners LP
9.250%, 06/15/2023 (D)	650,000	692,250
Ecolab, Inc.
2.700%, 11/01/2026	730,000	701,118
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	805,000	768,775
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (D)	2,095,000	2,258,291
Koppers, Inc.
6.000%, 02/15/2025 (D)	135,000	145,125
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	1,039,531

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vulcan Materials Company
4.500%, 06/15/2047	$1,920,000	$1,946,609
		12,319,339
Real estate – 2.2%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/2028	2,055,000	2,092,059
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,296,183
3.650%, 02/01/2026	1,090,000	1,110,749
Brixmor Operating Partnership LP
3.850%, 02/01/2025	680,000	680,225
3.900%, 03/15/2027	2,515,000	2,495,117
4.125%, 06/15/2026	2,885,000	2,907,989
Crown Castle International Corp.
4.750%, 05/15/2047	1,520,000	1,552,025
Crown Castle Towers LLC
3.222%, 05/15/2042 (D)	205,000	208,969
3.663%, 05/15/2025 (D)	2,200,000	2,255,000
6.113%, 01/15/2040 (D)	3,988,000	4,260,622
MPT Operating Partnership LP
5.000%, 10/15/2027	2,855,000	2,926,375
5.250%, 08/01/2026	30,000	30,975
Regency Centers LP
3.600%, 02/01/2027	700,000	698,707
VEREIT Operating Partnership LP
3.950%, 08/15/2027	1,159,000	1,153,967
4.600%, 02/06/2024	1,715,000	1,800,141
4.875%, 06/01/2026	1,775,000	1,899,718
WEA Finance LLC
3.750%, 09/17/2024 (D)	2,010,000	2,048,409
		30,417,230
Telecommunication services – 1.6%
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (D)	2,870,000	2,865,393
SBA Tower Trust
2.898%, 10/15/2044 (D)	1,650,000	1,660,023
3.168%, 04/09/2047 (D)	2,105,000	2,102,856
3.598%, 04/09/2043 (D)	3,575,000	3,572,158
3.869%, 10/15/2049 (D)	2,895,000	2,934,256
T-Mobile USA, Inc.
6.500%, 01/15/2026	615,000	678,806
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,395,829
4.862%, 08/21/2046	670,000	681,827
5.250%, 03/16/2037	1,989,000	2,180,212
		22,071,360
Utilities – 1.6%
Broadcom Corp.
3.625%, 01/15/2024 (D)	3,060,000	3,142,607
3.875%, 01/15/2027 (D)	570,000	586,815
FirstEnergy Corp.
3.900%, 07/15/2027	1,285,000	1,307,645
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (D)	3,065,000	3,243,307
NiSource Finance Corp.
4.375%, 05/15/2047	1,905,000	2,000,870
NRG Energy, Inc.
7.250%, 05/15/2026	435,000	466,538
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024	1,900,000	2,050,863
Sempra Energy
2.850%, 11/15/2020	1,005,000	1,020,438
State Grid Overseas Investment 2016,
Ltd.
2.750%, 05/04/2022 (D)	3,440,000	3,443,820
The Southern Company
2.950%, 07/01/2023	1,640,000	1,647,791
3.250%, 07/01/2026	3,200,000	3,162,035
		22,072,729
TOTAL CORPORATE BONDS (Cost
$439,868,653)		$451,309,485

MUNICIPAL BONDS – 1.4%
Chicago O’Hare International Airport
(Illinois)
6.395%, 01/01/2040	1,925,000	2,626,874
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	1,575,000	1,655,262
District of Columbia
5.591%, 12/01/2034	375,000	465,724
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,793,880
Florida State Board of Administration
Finance Corp.
2.163%, 07/01/2019	1,180,000	1,185,050
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,499,470
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	1,230,000	1,742,984
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,400,748
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	1,143,803
North Carolina Eastern Municipal Power
Agency
2.003%, 07/01/2018	60,000	60,159
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,225,000	2,490,265
South Carolina State Public Service
Authority
4.322%, 12/01/2027	1,705,000	1,779,832
State of Oregon
5.892%, 06/01/2027	60,000	73,213
University of California
4.131%, 05/15/2045	495,000	512,865
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	616,182
TOTAL MUNICIPAL BONDS (Cost
$16,467,826)		$19,046,311

TERM LOANS (G) – 2.6%
Consumer discretionary – 0.5%
Altice Financing SA (3 month LIBOR +
2.750%) 4.054%, 07/15/2025	1,396,500	1,397,380
Altice US Finance I Corp. (1 month
LIBOR + 2.250%) 3.485%,
07/28/2025	837,900	833,501
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 3.490%,
04/06/2024	686,313	684,171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Jo-Ann Stores LLC (6 month LIBOR +
5.000%) 6.391%, 10/20/2023	$276,855	$264,051
Radiate Holdco LLC (1 month LIBOR +
3.000%) 4.235%, 02/01/2024	681,575	671,849
Scientific Games International, Inc. (1
and 2 month LIBOR + 3.250%)
4.514%, 08/14/2024	1,090,984	1,092,009
Univision Communications, Inc. (1
month LIBOR + 2.750%) 3.985%,
03/15/2024	1,428,826	1,415,438
WideOpenWest Finance LLC (1 month
LIBOR + 3.250%) 4.484%,
08/18/2023	700,000	698,250
		7,056,649
Consumer staples – 0.1%
Post Holdings, Inc. (1 month LIBOR +
2.250%) 3.490%, 05/24/2024	778,050	779,559
Financials – 0.3%
Asurion LLC (1 month LIBOR +
2.750%) 3.985%, 08/04/2022	686,017	687,732
Asurion LLC (1 month LIBOR +
3.000%) 4.235%, 11/03/2023	1,839,128	1,846,540
Asurion LLC (1 month LIBOR +
6.000%) 7.235%, 08/04/2025	605,000	618,237
HUB International, Ltd. (3 month
LIBOR + 3.000%) 4.312%,
10/02/2020	1,565,670	1,575,299
		4,727,808
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 3.985%,
03/01/2024	2,079,550	2,084,229
MPH Acquisition Holdings LLC (3
month LIBOR + 3.000%) 4.333%,
06/07/2023	522,803	526,562
Parexel International Corp.
08/07/2024 TBD (H)	440,000	443,027
Valeant Pharmaceuticals
International, Inc. (1 month LIBOR +
4.750%) 5.990%, 04/01/2022	1,160,808	1,181,238
		4,235,056
Industrials – 0.3%
Avolon TLB Borrower 1 US LLC (1
month LIBOR + 2.750%) 3.986%,
04/03/2022	1,366,575	1,369,131
C.H.I. Overhead Doors, Inc. (3 month
LIBOR + 3.250%) 4.583%,
07/29/2022	1,378,856	1,373,685
Columbus McKinnon Corp. (3 month
LIBOR + 3.000%) 4.333%,
01/31/2024	200,361	200,862
StandardAero Aviation Holdings, Inc.
07/07/2022 TBD (H)	655,000	659,506
Wrangler Buyer Corp.
09/25/2024 TBD (H)	285,000	286,305
		3,889,489
Information technology – 0.7%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 4.490%,
10/19/2023	668,250	672,012
First Data Corp. (1 month LIBOR +
2.500%) 3.737%, 04/26/2024	1,306,701	1,310,674
Hyland Software, Inc. (1 month LIBOR
+ 3.250%) 4.485%, 07/01/2022	389,023	392,345
Kronos, Inc. (3 month LIBOR +
3.500%) 4.811%, 11/01/2023	1,378,075	1,385,337
MA FinanceCo LLC (1 month LIBOR +
2.750%) 3.987%, 06/21/2024	89,640	89,752
Match Group, Inc. (3 month LIBOR +
2.500%) 3.809%, 11/16/2022	328,125	330,176
MH SUB I LLC (3 month LIBOR +
3.500%) 4.820%, 09/13/2024	630,000	625,798
Rackspace Hosting, Inc. (3 month
LIBOR + 3.000%) 4.311%,
11/03/2023	664,519	662,691
Seattle Spinco, Inc. (1 month LIBOR +
2.750%) 3.987%, 06/21/2024	605,360	606,117
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 5.237%,
07/13/2023	2,079,000	2,088,106
Veritas US, Inc. (1 month LIBOR +
3.250%) 4.490%, 09/02/2024	85,000	84,256
Western Digital Corp. (1 month LIBOR
+ 2.750%) 3.985%, 04/29/2023	693,776	697,418
		8,944,682
Materials – 0.1%
BWAY Corp. (1 month LIBOR +
3.250%) 4.481%, 04/03/2024	1,117,200	1,119,792
Kloeckner Pentaplast of America, Inc. (3
month LIBOR + 4.250%) 5.583%,
06/30/2022	705,000	705,881
		1,825,673
Telecommunication services – 0.2%
CenturyLink Escrow LLC
2.750%, 01/31/2025	1,405,000	1,360,743
Cyxtera DC Holdings, Inc. (3 month
LIBOR + 3.000%) 4.310%,
05/01/2024	219,450	220,181
Intelsat Jackson Holdings SA (3 month
LIBOR + 2.750%) 4.071%,
06/30/2019	1,408,377	1,403,236
		2,984,160
Utilities – 0.1%
Energy Future Intermediate Holding
Company LLC (1 month LIBOR +
3.000%) 4.235%, 06/30/2018	750,000	753,563
Vistra Operations Company LLC (1
month LIBOR + 2.750%)
3.982%, 08/04/2023	130,265	130,442
3.984%, 08/04/2023	566,879	567,650
		1,451,655
TOTAL TERM LOANS (Cost $35,876,425)		$35,894,731

COLLATERALIZED MORTGAGE
OBLIGATIONS – 7.6%
Commercial and residential – 4.6%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 02/10/2036 (D)	705,000	729,294
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month
LIBOR + 0.880%),
2.116%, 09/15/2034 (B)(D)	2,130,000	2,130,000
Series 2015-280P, Class B (1 month
LIBOR + 1.080%),
2.316%, 09/15/2034 (B)(D)	850,000	851,858

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Alternative Loan Trust
Series 2005-61, Class 2A2 (1 month
LIBOR + 0.380%)
1.617%, 12/25/2035 (B)	$180,371	$153,067
Banc of America Funding Trust
Series 2005-A, Class 5A1 (1 month
LIBOR + 0.300%)
1.536%, 02/20/2035 (B)	110,004	109,233
Banc of America Mortgage
Securities Trust
Series 2004-A, Class 2A2,
3.585%, 02/25/2034 (B)	15,088	15,051
Series 2004-D, Class 2A2,
3.691%, 05/25/2034 (B)	7,354	7,415
Series 2004-H, Class 2A2,
3.593%, 09/25/2034 (B)	26,366	26,012
Series 2004-I, Class 3A2,
3.718%, 10/25/2034 (B)	4,337	4,379
Series 2005-J, Class 3A1,
3.754%, 11/25/2035 (B)	426,225	439,217
BANK 2017-BNK5
Series 2017-BNK5, Class D
3.078%, 06/15/2060 (B)(D)	700,000	556,287
Bear Stearns ALT-A Trust
Series 2005-8, Class 12A1 (1 month
LIBOR + 0.540%)
1.777%, 10/25/2035 (B)	1,343,358	1,291,942
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS,
3.571%, 02/10/2048	430,000	436,700
Series 2015-GC33, Class A4,
3.778%, 09/10/2058	875,000	920,399
Series 2015-GC33, Class AS,
4.114%, 09/10/2058	350,000	368,702
Series 2017-P7, Class AS,
3.915%, 04/14/2050	1,820,000	1,892,748
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class AM,
3.938%, 11/10/2047	1,335,000	1,390,884
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,516,179
Series 2014-UBS4, Class C,
4.781%, 08/10/2047 (B)	500,000	505,432
Series 2015-CR26, Class A4,
3.630%, 10/10/2048	1,150,000	1,195,346
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (B)	1,340,000	1,403,159
Series 2015-LC21, Class B,
4.454%, 07/10/2048 (B)	1,630,000	1,635,212
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	997,093	1,007,495
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	4,175,000	4,441,843
Series 2014-TWC, Class A (1 month
LIBOR + 0.850%),
2.087%, 02/13/2032 (B)(D)	2,135,000	2,135,999
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class B
4.589%, 07/10/2050 (B)	825,000	848,856
Credit Suisse Commercial
Mortgage Trust
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (D)	3,465,000	3,629,999
Series 2015-GLPB, Class B,
3.938%, 11/15/2034 (B)(D)	1,490,000	1,556,094
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,015,000	1,059,117
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	692,842
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust
Series 2005-2, Class 1A1 (1 month
LIBOR + 0.400%)
1.637%, 04/25/2035 (B)	718,232	664,799
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (1 month
LIBOR + 0.840%),
2.077%, 09/19/2044 (B)	947,582	928,395
Series 2004-AR4, Class 2A1A (1
month LIBOR + 0.360%),
1.597%, 01/19/2045 (B)	870,543	822,118
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A
3.673%, 09/10/2035 (B)(D)	585,000	606,330
GMAC Mortgage Corp. Loan Trust
Series 2005-AR3, Class 5A1
3.904%, 06/19/2035 (B)	131,441	128,343
Great Wolf Trust
Series 2017, Class A (1 month LIBOR
+ 0.850%),
2.090%, 09/15/2034 (B)(D)	2,535,000	2,534,994
Series 2017, Class B (1 month LIBOR
+ 1.100%),
2.340%, 09/15/2034 (B)(D)	1,310,000	1,309,977
GS Mortgage Securities Trust
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	469,070
Series 2016-GS2, Class A4,
3.050%, 05/10/2049	775,000	774,011
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1
2.469%, 07/25/2044 (B)(D)	445,649	443,916
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month
LIBOR + 0.440%)
1.677%, 05/19/2035 (B)	402,343	374,974
Holmes Master Issuer PLC
Series 2012-3A, Class B1 (3 month
LIBOR + 2.200%)
3.504%, 10/15/2054 (B)(D)	1,966,765	1,967,784
Hospitality Mortgage Trust
Series 2017-HIT, Class A (1 month
LIBOR + 0.850%)
2.082%, 05/08/2030 (B)(D)	470,000	470,586
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24, Class A5
3.639%, 11/15/2047	625,000	650,983

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Alternative Loan Trust
Series 2007-A2, Class 12A3 (1 month
LIBOR + 0.190%)
1.427%, 06/25/2037 (B)	$272,252	$272,254
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (D)	2,135,000	2,135,268
Series 2016-JP3, Class B,
3.397%, 08/15/2049 (B)	660,000	642,582
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2
6.319%, 04/15/2041 (B)	901,056	910,594
Mill City Mortgage Loan Trust
Series 2016-1, Class A1
2.500%, 04/25/2057 (B)(D)	574,262	573,890
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class AS,
4.036%, 05/15/2048 (B)	270,000	283,681
Series 2015-C24, Class B,
4.497%, 05/15/2048 (B)	490,000	500,788
Series 2015-C24, Class C,
4.497%, 05/15/2048 (B)	325,000	316,815
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS,
4.164%, 05/15/2048 (B)	195,000	203,862
Series 2017-H1, Class C,
4.281%, 06/15/2050 (B)	760,000	761,398
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1
4.000%, 08/25/2056 (B)(D)	765,000	762,131
Vendee Mortgage Trust
Series 1996-3, Class 4
9.793%, 03/15/2025 (B)	289	303
WaMu Mortgage Pass Through
Certificates
Series 2005-AR12, Class 2A1
3.343%, 09/25/2035 (B)	130,595	131,029
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	1,565,000	1,629,599
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (B)	1,105,000	1,073,699
Series 2015-NSX2, Class C,
4.391%, 07/15/2058 (B)	300,000	293,620
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (B)	370,000	390,552
Series 2015-NXS2, Class B,
4.391%, 07/15/2058 (B)	550,000	565,136
Wells Fargo Mortgage Backed Securities
Trust
Series 2003-O, Class 5A1
2.927%, 01/25/2034 (B)	25,393	26,063
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A3,
3.651%, 12/15/2046	840,000	872,451
Series 2014-C19, Class B,
4.723%, 03/15/2047 (B)	351,000	372,142
		63,814,898
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
1.493%, 08/01/2028	897	816
Series 2014-HQ2, Class M2 (1 month
LIBOR + 2.200%),
3.437%, 09/25/2024 (B)	1,385,000	1,430,292
Series 2015-DN1, Class M2 (1 month
LIBOR + 2.400%),
3.637%, 01/25/2025 (B)	191,137	191,432
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.087%, 10/25/2027 (B)	2,395,000	2,446,693
Series 2015-DNA2, Class M2 (1
month LIBOR + 2.600%),
3.837%, 12/25/2027 (B)	3,580,705	3,656,809
Series 2015-DNA3, Class M2 (1
month LIBOR + 2.850%),
4.087%, 04/25/2028 (B)	1,197,218	1,241,941
Series 2015-HQ1, Class M2 (1 month
LIBOR + 2.200%),
3.437%, 03/25/2025 (B)	704,000	709,905
Series 2015-HQ2, Class M2 (1 month
LIBOR + 1.950%),
3.187%, 05/25/2025 (B)	1,480,000	1,506,105
Series 2015-HQA2, Class M2 (1
month LIBOR + 2.800%),
4.037%, 05/25/2028 (B)	873,850	902,588
Series 2016-DNA1, Class M2 (1
month LIBOR + 2.900%),
4.137%, 07/25/2028 (B)	850,000	878,338
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
3.237%, 12/25/2028 (B)	625,000	638,173
Series 2016-HQA3, Class M3 (1
month LIBOR + 3.850%),
5.087%, 03/25/2029 (B)	669,000	725,678
Series 2017-DNA1, Class M2 (1
month LIBOR + 3.250%),
4.487%, 07/25/2029 (B)	390,000	407,584
Series 2017-DNA2, Class M2 (1
month LIBOR + 3.450%),
4.687%, 10/25/2029 (B)	700,000	740,149
Series 2017-HQ1, Class M1 (1 month
LIBOR + 3.550%),
4.787%, 08/25/2029 (B)	545,000	572,277
Series 2017-HQA2, Class M1 (1
month LIBOR + 0.800%),
2.037%, 12/25/2029 (B)	250,323	250,874
Series 2017-HQA2, Class M2 (1
month LIBOR + 2.650%),
3.887%, 12/25/2029 (B)	250,000	250,940
Series 2017-SC02, Class M1,
3.905%, 05/25/2047 (B)(D)	729,938	737,759
Series 4448, Class JA,
4.000%, 11/15/2036	135,000	141,046
Series 4566, Class FA (1 month
LIBOR + 0.500%),
1.734%, 04/15/2046 (B)	774,056	778,477
Series 4604, Class FH (1 month
LIBOR + 0.500%),
1.734%, 08/15/2046 (B)	115,826	116,439
Series 4614, Class FG (1 month
LIBOR + 0.500%),
1.734%, 09/15/2046 (B)	1,281,568	1,290,623

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 4621, Class FK (1 month
LIBOR + 0.500%),
1.734%, 10/15/2046 (B)	$669,449	$674,285
Series 4623, Class EF (1 month
LIBOR + 0.450%),
1.684%, 10/15/2046 (B)	426,967	447,349
Series 4623, Class MF (1 month
LIBOR + 0.500%),
1.734%, 10/15/2046 (B)	402,671	407,092
Series 4648, Class FA (1 month
LIBOR + 0.500%),
1.734%, 01/15/2047 (B)	943,954	953,661
Series 4650, Class FL (1 month
LIBOR + 0.450%),
1.684%, 01/15/2047 (B)	904,120	909,651
Series 4654, Class FK (1 month
LIBOR + 0.500%),
1.734%, 02/15/2047 (B)	570,725	575,176
Series 4661, Class GF (1 month
LIBOR + 0.450%),
1.684%, 02/15/2047 (B)	387,986	390,221
Series K025, Class A1,
1.875%, 04/25/2022	1,975,452	1,968,887
Federal National Mortgage Association
Series 2016-70, Class F (1 month
LIBOR + 0.450%),
1.687%, 10/25/2046 (B)	814,058	818,982
Series 2016-79, Class NF (1 month
LIBOR + 0.450%),
1.687%, 11/25/2046 (B)	1,678,538	1,689,903
Series 2016-84, Class FT (1 month
LIBOR + 0.500%),
1.737%, 11/25/2046 (B)	962,524	971,779
Series 2016-C01, Class 2M1 (1 month
LIBOR + 2.100%),
3.337%, 08/25/2028 (B)	1,641,076	1,654,109
Series 2016-C02, Class 1M1 (1 month
LIBOR + 2.150%),
3.387%, 09/25/2028 (B)	812,536	821,437
Series 2016-C05, Class 2M1 (1 month
LIBOR + 1.350%),
2.587%, 01/25/2029 (B)	979,867	985,119
Series 2016-C06, Class 1M1 (1 month
LIBOR + 1.300%),
2.537%, 04/25/2029 (B)	2,367,326	2,394,921
Series 2017-16, Class FA (1 month
LIBOR + 0.450%),
1.687%, 03/25/2047 (B)	1,820,728	1,834,945
Series 2017-C02, Class 2M1 (1 month
LIBOR + 1.150%),
2.387%, 09/25/2029 (B)	678,814	683,623
Series 2017-C02, Class 2M2 (1 month
LIBOR + 3.650%),
4.887%, 09/25/2029 (B)	1,110,000	1,174,330
Series 2017-C03, Class 1M2 (1 month
LIBOR + 3.000%),
4.237%, 10/25/2029 (B)	255,000	262,723
Series 2017-C04, Class 2M2 (1 month
LIBOR + 2.850%),
4.087%, 11/25/2029 (B)	595,000	603,129
Series 2017-C06, Class 2M2 (1 month
LIBOR + 2.800%),
4.037%, 02/25/2030 (B)	825,000	834,074
Series 319, Class 2 IO,
6.500%, 02/25/2032	2,669	605
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	168,179	8,387
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	275,238	1,301
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	2,032,954	103,795
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	310,663	19,697
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,471,949	158,346
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,287,016	278,541
		41,241,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,903,273)		$105,055,904

ASSET BACKED SECURITIES – 10.9%
Ally Auto Receivables Trust
Series 2014-1, Class C
2.040%, 12/15/2019	350,000	350,264
Series 2014-1, Class D
2.480%, 02/15/2021	345,000	345,640
Series 2015-2, Class D
3.010%, 03/15/2022 (D)	195,000	196,403
Series 2016-1, Class C
2.290%, 06/15/2021	530,000	531,956
Ally Master Owner Trust
Series 2015-3, Class A
1.630%, 05/15/2020	8,360,000	8,363,776
ALM XI, Ltd.
Series 2014-11A, Class A2AR (3
month LIBOR + 1.550%)
2.854%, 10/17/2026 (B)(D)	2,780,000	2,784,331
American Express Credit Account Master
Trust
Series 2017-5, Class B (1 month
LIBOR + 0.580%)
1.814%, 02/18/2025 (B)	1,780,000	1,783,316
AmeriCredit Automobile
Receivables Trust
Series 2013-5, Class D
2.860%, 12/09/2019	675,000	679,628
Series 2014-2, Class C
2.180%, 06/08/2020	1,360,000	1,363,828
Series 2016-1, Class A3
1.810%, 10/08/2020	460,000	460,506
Series 2016-1, Class C
2.890%, 01/10/2022	670,000	678,260
Series 2016-2, Class C
2.870%, 11/08/2021	325,000	329,019
Series 2017-3, Class B
2.240%, 06/19/2023	285,000	284,120
Series 2017-3, Class C
2.690%, 06/19/2023	290,000	290,218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.910%, 04/15/2026 (D)	$500,000	$500,271
Ascentium Equipment Receivables Trust
Series 2016-2A, Class A2
1.460%, 04/10/2019 (D)	224,655	224,464
Avis Budget Rental Car Funding
AESOP LLC
Series 2012-3A, Class A
2.100%, 03/20/2019 (D)	355,000	355,352
Series 2013-1A, Class B
2.620%, 09/20/2019 (D)	560,000	561,348
Series 2013-2A, Class A
2.970%, 02/20/2020 (D)	500,000	504,629
Series 2014-1A, Class A
2.460%, 07/20/2020 (D)	5,450,000	5,466,748
Series 2014-2A, Class A
2.500%, 02/20/2021 (D)	865,000	867,020
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.640%, 12/25/2028 (B)	7,611	7,598
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.410%, 07/15/2022	1,570,000	1,586,417
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	391,673
BMW Vehicle Lease Trust
Series 2016-2, Class A4
1.570%, 02/20/2020	1,105,000	1,100,911
Capital Auto Receivables Asset Trust
Series 2013-4, Class E
3.830%, 07/20/2022 (D)	550,000	552,394
Series 2014-1, Class C
2.840%, 04/22/2019	581,859	582,947
Series 2014-1, Class D
3.390%, 07/22/2019	1,345,000	1,353,120
Series 2014-2, Class C
2.410%, 05/20/2019	658,319	658,964
Series 2015-4, Class A4
2.010%, 07/20/2020	1,640,000	1,643,866
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.000%)
2.307%, 04/20/2027 (B)(D)	1,395,000	1,394,990
CarMax Auto Owner Trust
Series 2014-1, Class D
2.430%, 08/17/2020	3,375,000	3,379,259
Series 2016-4, Class A3
1.400%, 08/15/2021	1,565,000	1,554,297
Series 2016-4, Class C
2.260%, 07/15/2022	300,000	296,771
CCG Receivables Trust
Series 2016-1, Class A2
1.690%, 09/14/2022 (D)	750,229	750,015
Chase Funding Trust
Series 2002-2, Class 1M1
5.599%, 09/25/2031	319	322
Series 2002-4, Class 2A1 (1 month
LIBOR + 0.740%)
1.977%, 10/25/2032 (B)	3,961	3,925
Chase Issuance Trust
Series 2016-A2, Class A
1.370%, 06/15/2021	1,375,000	1,365,790
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2
1.360%, 01/15/2020 (D)	426,706	426,389
Series 2016-BA, Class A3
1.640%, 07/15/2021 (D)	640,000	638,096
CNH Equipment Trust
Series 2016-C, Class A3
1.440%, 12/15/2021	1,570,000	1,559,526
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M2 (1 month
LIBOR + 1.605%)
2.842%, 01/25/2034 (B)	625,118	606,323
DB Master Finance LLC
Series 2015-1A, Class A2I
3.262%, 02/20/2045 (D)	1,335,750	1,337,847
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (D)	955,000	954,905
Elara HGV Timeshare Issuer LLC
Series 2014-A, Class A
2.530%, 02/25/2027 (D)	534,062	530,508
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.300%, 09/20/2020 (D)	991,049	990,609
Series 2016-2, Class A2
1.740%, 02/22/2022 (D)	1,357,523	1,356,421
Series 2017-1, Class A2
2.130%, 07/20/2022 (D)	335,000	335,894
Ford Credit Auto Owner Trust
Series 2016-2, Class A
2.030%, 12/15/2027 (D)	4,930,000	4,890,899
Series 2016-C, Class B
1.730%, 03/15/2022	625,000	617,937
GM Financial Automobile Leasing Trust
Series 2016-2, Class B
2.080%, 03/20/2020	710,000	707,336
Series 2017-1, Class A3
2.060%, 05/20/2020	935,000	937,653
Series 2017-3, Class A3
2.010%, 11/20/2020	805,000	804,737
GM Financial Consumer Automobile
Series 2017-1A, Class C
2.450%, 07/17/2023 (D)	100,000	99,890
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B
2.410%, 05/17/2021 (D)	510,000	512,217
Series 2016-1, Class C
2.850%, 05/17/2021 (D)	197,000	196,982
Series 2017-1, Class A1
2.220%, 01/18/2022 (D)	1,525,000	1,530,617
Series 2017-1, Class B
2.580%, 01/18/2022 (D)	680,000	683,168
GreatAmerica Leasing Receivables
Funding LLC
Series 2014-1, Class A4
1.470%, 08/15/2020 (D)	460,420	460,409
Series 2017-1, Class A2
1.720%, 04/22/2019 (D)	160,000	160,015
Series 2017-1, Class A3
2.060%, 06/22/2020 (D)	150,000	150,168
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (1 month
LIBOR + 0.280%)
1.517%, 10/25/2035 (B)	455,987	439,218
Series 2005-8, Class A3 (1 month
LIBOR + 0.430%)
1.667%, 06/25/2035 (B)	1,251,852	1,239,261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2007-7, Class 2A1
(U.S. Federal Funds Effective Rate
+ 0.110%)
1.270%, 07/25/2037 (B)	$922,743	$850,587
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.100%)
2.413%, 10/22/2025 (B)(D)	1,350,000	1,350,705
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (D)	379,656	379,958
Series 2017-AA, Class B
2.960%, 12/26/2028 (B)(D)	174,555	174,788
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4
1.360%, 01/18/2023	690,000	682,106
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	650,000	649,364
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4
1.660%, 07/15/2019 (D)	2,595,000	2,595,718
Series 2016-C, Class A3
1.490%, 02/18/2020 (D)	1,675,000	1,671,788
Jimmy Johns Funding LLC
Series 2017-1A, Class A2I
3.610%, 07/30/2047 (D)	475,000	477,508
KKR CLO 12, Ltd.
Series 12, Class A1R (3 month
LIBOR + 1.050%)
2.354%, 07/15/2027 (B)(D)	3,495,000	3,500,317
Series 12, Class B1R (3 month
LIBOR + 1.550%)
2.854%, 07/15/2027 (B)(D)	1,400,000	1,398,053
Kubota Credit Owner Trust
Series 2014-1A, Class A4
1.670%, 07/15/2020 (D)	3,837,625	3,839,999
Series 2016-1A, Class A3
1.500%, 07/15/2020 (D)	415,000	412,828
MMAF Equipment Finance LLC
Series 2016-AA, Class A4
1.760%, 01/17/2023 (D)	530,000	524,783
Series 2017-AA, Class A2
1.730%, 05/18/2020 (D)	475,000	475,130
Series 2017-AA, Class A3
2.040%, 02/16/2022 (D)	400,000	400,186
MVW Owner Trust
Series 2013-1A, Class A
2.150%, 04/22/2030 (D)	336,062	334,166
Series 2014-1A, Class A
2.250%, 09/22/2031 (D)	234,064	232,223
Series 2017-1A, Class A
2.420%, 12/20/2034 (D)	297,335	296,770
Series 2017-1A, Class B
2.750%, 12/20/2034 (D)	200,206	199,727
Nationstar HECM Loan Trust
Series 2016-3A, Class A
2.013%, 08/25/2026 (D)	155,305	157,301
Nelnet Student Loan Trust
Series 2008-3, Class A4 (3 month
LIBOR + 1.650%)
2.967%, 11/25/2024 (B)	1,198,218	1,219,058
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.050%)
2.354%, 07/15/2027 (B)(D)	445,000	445,785
Nissan Auto Lease Trust
Series 2017-A, Class A3
1.910%, 04/15/2020	935,000	936,049
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A3
1.180%, 01/15/2021	680,000	675,051
Nissan Master Owner Receivables Trust
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,494,389
OZLM VIII, Ltd.
Series 2014-8A, Class A1AR (3
month LIBOR + 1.130%)
2.434%, 10/17/2026 (B)(D)	2,175,000	2,182,054
Series 2014-8A, Class A2AR (3
month LIBOR + 1.600%)
2.904%, 10/17/2026 (B)(D)	1,010,000	1,012,629
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%, 08/17/2020	290,000	292,125
Series 2014-3, Class E
3.490%, 09/15/2021 (D)	985,000	994,678
Series 2015-5, Class D
3.650%, 12/15/2021	330,000	337,296
Series 2016-1, Class D
4.020%, 04/15/2022	190,000	195,038
Series 2016-3, Class C
2.460%, 03/15/2022	165,000	165,836
Series 2017-1, Class A2
1.490%, 02/18/2020	582,741	582,441
Series 2017-1, Class B
2.100%, 06/15/2021	260,000	259,984
Series 2017-1, Class C
2.580%, 05/16/2022	305,000	305,716
Sierra Timeshare Receivables
Funding LLC
Series 2014-3A, Class A
2.300%, 10/20/2031 (D)	757,607	756,883
Series 2015-1A, Class A
2.400%, 03/22/2032 (D)	618,900	618,582
Series 2015-2A, Class A
2.430%, 06/20/2032 (D)	831,040	829,441
Series 2015-3A, Class A
2.580%, 09/20/2032 (D)	1,392,378	1,393,130
SLM Student Loan Trust
Series 2008-4, Class A4 (3 month
LIBOR + 1.650%)
2.964%, 07/25/2022 (B)	706,221	724,959
Series 2008-5, Class A4 (3 month
LIBOR + 1.700%)
3.014%, 07/25/2023 (B)	1,955,587	2,013,457
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
2.814%, 04/25/2023 (B)	989,442	1,012,694
SMART ABS Trust
Series 2014-1US, Class A4A
1.680%, 12/14/2019	2,828,179	2,827,463
Series 2015-1US, Class A3A
1.500%, 09/14/2018	142,815	142,792
Series 2016-2US, Class A3A
1.710%, 03/15/2021	1,375,000	1,360,147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (D)	$1,385,000	$1,389,475
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	1,525,000	1,553,831
Series 2015-C, Class A2A
2.750%, 07/15/2027 (D)	1,598,333	1,614,637
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	550,000	551,438
Series 2016-B, Class A2A
2.430%, 02/17/2032 (D)	1,260,000	1,249,717
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	675,000	665,882
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (D)	900,000	902,364
Synchrony Credit Card Master
Note Trust
Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,497,654
Series 2013-1, Class B
1.690%, 03/15/2021	3,470,000	3,466,360
Series 2014-1, Class B
1.810%, 11/15/2020	1,785,000	1,785,248
Series 2014-1, Class C
1.910%, 11/15/2020	855,000	854,979
Series 2015-1, Class B
2.640%, 03/15/2023	1,340,000	1,346,622
Series 2015-4, Class B
2.620%, 09/15/2023	670,000	671,869
Terwin Mortgage Trust
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	95,138	95,672
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (B)(D)	1,921,438	1,938,538
Series 2015-5, Class A1B
2.750%, 05/25/2055 (B)(D)	1,030,229	1,035,589
Series 2016-1, Class A1B
2.750%, 02/25/2055 (B)(D)	874,832	879,376
Series 2016-1, Class A3B
3.000%, 02/25/2055 (B)(D)	1,089,172	1,094,041
Series 2016-2, Class A1A
2.750%, 08/25/2055 (B)(D)	708,648	711,678
Series 2016-3, Class A1
2.250%, 04/25/2056 (B)(D)	876,534	872,069
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(D)	324,346	326,044
Series 2017-3, Class A1
2.750%, 06/25/2057 (B)(D)	2,578,238	2,591,067
Series 2017-4, Class A1
2.750%, 06/25/2057 (B)(D)	1,089,376	1,094,206
Utility Debt Securitization Authority
Series 2013-T, Class T1
2.042%, 06/15/2021	1,879,000	1,876,708
Verizon Owner Trust
Series 2016-2A, Class A
1.680%, 05/20/2021 (D)	980,000	976,754
Series 2017-1A, Class A
2.060%, 09/20/2021 (D)	1,855,000	1,859,847
Series 2017-1A, Class B
2.450%, 09/20/2021 (D)	540,000	542,504
Series 2017-1A, Class C
2.650%, 09/20/2021 (D)	720,000	723,155
Wendys Funding LLC
Series 2015-1A, Class A2I
3.371%, 06/15/2045 (D)	2,552,900	2,575,800
Wheels SPV LLC
Series 2015-1A, Class A2
1.270%, 04/22/2024 (D)	226,832	226,643
TOTAL ASSET BACKED SECURITIES (Cost
$151,791,494)		$152,062,830

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures
(Expiration Date: 11-24-17; Strike
Price: $127.00; Notional
Amount: 221,000) (I)	221	51,797
Puts – 0.0%
Over the Counter Option on 5 Year
Credit Default Swap (Reference
obligation: Markit CDX.IG.CDSI.28;
Expiration date: 12-20-17; Strike
rate: 0.650%; Counterparty: Goldman
Sachs & Company) (I)(J)	71,000,000	56,062
TOTAL PURCHASED OPTIONS (Cost
$264,809)		$107,859

SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust,
1.2098% (K)(L)	760,490	7,609,459
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,609,407)		$7,609,459

SHORT-TERM INVESTMENTS – 4.6%
Commercial paper – 0.9%
Boston Scientific Corp.
1.600%, 10/18/2017 *	$1,125,000	1,124,179
Catholic Health Initiatives
1.980%, 11/01/2017 *	2,110,000	2,107,675
Enbridge Energy Partners LP
2.000%, 10/20/2017 *	4,280,000	4,275,895
Energy Transfer Partners LP
2.200%, 10/16/2017 *	2,100,000	2,098,274
Molson Coors Brewing Company
1.720%, 10/25/2017 *	1,540,000	1,538,457
Spectra Energy Partners LP
1.480%, 10/04/2017 *	1,410,000	1,409,735
		12,554,215
Money market funds – 3.5%
T. Rowe Price Government Money Fund,
1.0578% (K)	49,378,052	49,378,052
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $2,011,057 on 10-2-17,
collateralized by $1,975,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $2,054,377,
including interest)	$2,011,000	2,011,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.000% to be
repurchased at $100,836 on 10-2-17,
collateralized by $102,700
U.S. Treasury Notes, 1.500% due
8-31-18 (valued at $102,824,
including interest)	$100,836	$100,836
		2,111,836
TOTAL SHORT-TERM INVESTMENTS (Cost $64,042,057)		$64,044,103
Total Investments (New Income Trust)
(Cost $1,395,175,407) – 101.8%		$1,415,843,413
Other assets and liabilities, net – (1.8%)		(24,456,184)
TOTAL NET ASSETS – 100.0%		$1,391,387,229

Currency Abbreviations

ILS	Israeli New Shekel
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $202,750,613 or 14.6% of the fund’s net assets as of 9-30-17.
(E)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $7,424,633.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 9-30-17.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	143	Long	Dec 2017	$30,928,449	$30,845,547	$(82,902)
5-Year U.S. Treasury Note Futures	764	Long	Dec 2017	90,541,199	89,770,000	(771,199)
U.S. Treasury Long Bond Futures	151	Long	Dec 2017	23,481,923	23,074,688	(407,235)
10-Year U.S. Treasury Note Futures	22	Short	Dec 2017	(2,808,402)	(2,756,876)	51,526
10-Year Ultra U.S. Treasury Bond Futures	327	Short	Dec 2017	(44,457,198)	(43,925,297)	531,901
						$(677,909)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	1,257,410	ILS	4,499,000	Citibank N.A.	11/10/2017	—	($17,017)
USD	2,358,527	ILS	8,422,000	HSBC Bank USA	11/10/2017	—	(27,165)
USD	1,174,661	MXN	21,538,000	Bank of America, N.A	10/13/2017	—	(6,092)
USD	1,168,552	MXN	21,537,000	HSBC Bank USA	10/13/2017	—	(12,147)
USD	1,105,696	MXN	20,169,000	JPMorgan Chase Bank N.A.	10/13/2017	—	(7)
						—	($62,428)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)
WRITTEN OPTIONS

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Goldman Sachs & Company	Markit CDX.IG.CDSI.28	Sell	0.550%	Dec 2017	USD	71,000,000	$40,825	$(114,218)
								$40,825	$(114,218)
Puts
5-Year Credit Default Swap	Citibank N.A	Markit CDX.IG.CDSI.28	Buy	0.850%	Dec 2017	USD	27,320,000	15,299	(8,335)
5-Year Credit Default Swap	Goldman Sachs & Company	Markit CDX.IG.CDSI.28	Buy	0.800%	Dec 2017	USD	71,000,000	92,300	(26,689)
5-Year Credit Default Swap	Goldman Sachs & Company	Markit CDX.IG.CDSI.29	Buy	1.050%	Jan 2018	USD	69,700,000	44,434	(27,784)
								$152,033	$(62,808)
								$192,858	$(177,026)

* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives currency abbreviations

ILS	Israeli New Shekel
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.3%
Consumer discretionary – 1.6%
Hotels, restaurants and leisure – 1.6%
Hotels, resorts and cruise lines – 1.6%
Extended Stay America, Inc.	304,509	$6,090,180
Information technology – 1.7%
IT services – 1.7%
IT consulting and other services –
1.7%
InterXion Holding NV (A)	122,536	6,240,755
Real estate – 96.0%
Equity real estate investment trusts –
96.0%
Diversified REITs – 7.2%
BGP Holdings PLC (A)(B)	194,291	3,674
Colony NorthStar, Inc., Class A	89,156	1,119,799
Empire State Realty Trust, Inc., Class A	214,250	4,400,695
STORE Capital Corp.	409,858	10,193,168
VEREIT, Inc.	1,362,464	11,294,827
		27,012,163
Health care REITs – 12.0%
CareTrust REIT, Inc.	262,094	4,990,270
Healthcare Realty Trust, Inc.	176,548	5,709,562
Ventas, Inc.	191,685	12,484,444
Welltower, Inc.	306,017	21,506,875
		44,691,151
Hotel and resort REITs – 7.0%
DiamondRock Hospitality Company	325,821	3,567,740
MGM Growth Properties LLC, Class A	298,511	9,018,017
Pebblebrook Hotel Trust	166,001	5,999,276
Sunstone Hotel Investors, Inc.	463,457	7,447,754
		26,032,787
Industrial REITs – 9.5%
Duke Realty Corp.	452,647	13,045,287
EastGroup Properties, Inc.	102,564	9,037,940
Prologis, Inc.	63,343	4,019,747
Rexford Industrial Realty, Inc.	327,324	9,368,013
		35,470,987
Office REITs – 12.4%
Alexandria Real Estate Equities, Inc.	128,716	15,313,343
Boston Properties, Inc.	96,726	11,885,691
Douglas Emmett, Inc.	150,459	5,931,094
Hudson Pacific Properties, Inc.	224,912	7,541,299
JBG SMITH Properties (A)	121,230	4,147,278
Piedmont Office Realty Trust, Inc.,
Class A	63,431	1,278,769
		46,097,474
Residential REITs – 15.6%
Camden Property Trust	148,971	13,623,398
Equity LifeStyle Properties, Inc.	115,563	9,832,100
Equity Residential	171,206	11,287,612
Essex Property Trust, Inc.	34,654	8,803,156
Invitation Homes, Inc.	281,833	6,383,517
Mid-America Apartment
Communities, Inc.	76,091	8,132,606
		58,062,389
Retail REITs – 15.8%
Agree Realty Corp.	140,094	6,875,814
GGP, Inc.	403,780	8,386,511
Retail Properties of America, Inc.,
Class A	582,022	7,641,949
Simon Property Group, Inc.	84,192	13,555,754
The Macerich Company	165,164	9,079,065
Urban Edge Properties	276,289	6,664,091
Weingarten Realty Investors	209,782	6,658,481
		58,861,665
Specialized REITs – 16.5%
CoreSite Realty Corp.	88,258	9,876,070
Crown Castle International Corp.	74,017	7,400,220
Equinix, Inc.	40,875	18,242,513
Extra Space Storage, Inc.	143,603	11,476,752
Four Corners Property Trust, Inc.	266,054	6,630,066
Public Storage	37,173	7,954,650
		61,580,271
TOTAL COMMON STOCKS (Cost
$362,091,060)		$370,139,822

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS –
0.2%
Money market funds – 0.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9244% (C)	737,603	$737,603
TOTAL SHORT-TERM INVESTMENTS
(Cost $737,603)		$737,603
Total Investments (Real Estate
Securities Trust)
(Cost $362,828,663) – 99.5%		$370,877,425
Other assets and liabilities, net – 0.5%		1,907,217
TOTAL NET ASSETS – 100.0%		$372,784,642

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.4%
Consumer discretionary – 13.4%
Automobiles – 0.2%
Tesla, Inc. (A)(B)	3,960	$1,350,756
Household durables – 0.2%
Garmin, Ltd. (B)	32,080	1,731,358
Internet and direct marketing retail – 9.1%
Amazon.com, Inc. (A)	28,625	27,518,644
Ctrip.com International, Ltd., ADR (A)	130,487	6,881,884
Flipkart, Ltd. (A)(C)(D)	490	43,176
JD.com, Inc., ADR (A)	15,700	599,740
Netflix, Inc. (A)	41,715	7,565,015
The Priceline Group, Inc. (A)	7,222	13,222,182
Vipshop Holdings, Ltd., ADR (A)	130,695	1,148,809
Zalando SE (A)	84,483	4,240,426
		61,219,876
Media – 3.9%
Liberty Global PLC, Series C (A)	388,941	12,718,371
News Corp., Class A	377,000	4,999,020
The Walt Disney Company	19,900	1,961,543
Twenty-First Century Fox, Inc., Class A	243,989	6,436,430
		26,115,364
		90,417,354
Health care – 5.0%
Biotechnology – 1.7%
Grifols SA, ADR (B)	116,200	2,543,618
Shire PLC, ADR	58,800	9,004,632
		11,548,250
Health care equipment and supplies – 1.5%
Becton, Dickinson and Company	17,000	3,331,150
Intuitive Surgical, Inc. (A)	3,800	3,974,344
Smith & Nephew PLC	162,551	2,938,142
		10,243,636
Life sciences tools and services – 0.7%
Agilent Technologies, Inc.	27,800	1,784,760
Illumina, Inc. (A)	13,700	2,729,040
		4,513,800
Pharmaceuticals – 1.1%
Roche Holding AG	28,966	7,404,293
		33,709,979
Industrials – 2.3%
Aerospace and defense – 0.6%
The Boeing Company	16,000	4,067,360
Commercial services and supplies – 0.5%
Stericycle, Inc. (A)	44,800	3,208,576
Electrical equipment – 0.9%
Sensata Technologies Holding NV (A)	131,400	6,316,398
Professional services – 0.3%
Equifax, Inc.	18,100	1,918,419
		15,510,753
Information technology – 69.0%
Communications equipment – 2.6%
Arista Networks, Inc. (A)	17,560	3,329,552
Cisco Systems, Inc.	121,600	4,089,408
Palo Alto Networks, Inc. (A)	70,795	10,201,560
		17,620,520
Electronic equipment, instruments and components – 1.6%
CDW Corp.	38,540	2,543,640
Cognex Corp.	4,455	491,297
Corning, Inc.	11,545	345,426
IPG Photonics Corp. (A)	9,370	1,734,012
Largan Precision Company, Ltd.	14,000	2,469,810
TE Connectivity, Ltd.	34,700	2,882,182
Tech Data Corp. (A)	1,565	139,050
		10,605,417
Internet software and services – 12.9%
58.com, Inc., ADR (A)	51,367	3,243,312
Alibaba Group Holding, Ltd., ADR (A)	57,925	10,004,227
Alphabet, Inc., Class A (A)	5,977	5,819,924
Alphabet, Inc., Class C (A)	14,989	14,376,100
Baidu, Inc., ADR (A)	38,790	9,607,895
Cloudera, Inc. (A)	21,227	348,971
Dropbox, Inc., Class B (A)(C)(D)	7,441	95,691
Facebook, Inc., Class A (A)	192,585	32,906,999
Mail.Ru Group, Ltd., GDR (A)	71,463	2,356,918
MuleSoft, Inc., Class A (A)	8,064	162,409
NAVER Corp.	4,326	2,822,419
NetEase, Inc., ADR	1,985	523,663
Tencent Holdings, Ltd.	53,100	2,321,568
VeriSign, Inc. (A)(B)	21,111	2,245,999
		86,836,095
IT services – 6.4%
Cognizant Technology Solutions Corp.,
Class A	48,475	3,516,377
DXC Technology Company	112,840	9,690,699
Fidelity National Information
Services, Inc.	11,090	1,035,695
Global Payments, Inc.	34,295	3,259,054
Mastercard, Inc., Class A	10,495	1,481,894
PayPal Holdings, Inc. (A)	61,000	3,905,830
Sabre Corp.	233,900	4,233,590
Square, Inc., Class A (A)	389,240	11,214,004
Total System Services, Inc.	28,795	1,886,073
Vantiv, Inc., Class A (A)	19,595	1,380,860
Visa, Inc., Class A	10,285	1,082,393
		42,686,469
Semiconductors and semiconductor equipment – 15.3%
Applied Materials, Inc.	149,830	7,804,645
Broadcom, Ltd.	41,895	10,161,213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	40,860	$1,030,179
Lam Research Corp.	46,150	8,539,596
Marvell Technology Group, Ltd.	596,690	10,680,751
Microchip Technology, Inc.	83,035	7,454,882
Micron Technology, Inc. (A)	405,865	15,962,670
Microsemi Corp. (A)	52,705	2,713,253
NVIDIA Corp.	33,025	5,903,879
NXP Semiconductors NV (A)	43,860	4,960,127
QUALCOMM, Inc.	314,400	16,298,496
Skyworks Solutions, Inc.	66,995	6,826,791
STR Holdings, Inc. (A)	65,100	12,369
Xilinx, Inc.	69,543	4,925,731
		103,274,582
Software – 23.4%
Activision Blizzard, Inc.	48,665	3,139,379
Adobe Systems, Inc. (A)	23,535	3,510,951
Electronic Arts, Inc. (A)	33,101	3,907,904
FireEye, Inc. (A)(B)	126,010	2,113,188
Fortinet, Inc. (A)	26,120	936,141
Intuit, Inc.	67,400	9,580,236
Micro Focus International PLC	20,630	660,317
Microsoft Corp.	514,210	38,303,503
Oracle Corp.	43,415	2,099,115
Paycom Software, Inc. (A)	83,940	6,292,142
Proofpoint, Inc. (A)(B)	101,410	8,844,980
Red Hat, Inc. (A)	182,144	20,192,484
salesforce.com, Inc. (A)	165,628	15,472,968
ServiceNow, Inc. (A)	93,340	10,970,250
Sophos Group PLC (E)	701,295	5,167,816
Splunk, Inc. (A)	42,000	2,790,060
Symantec Corp.	101,605	3,333,660
Synopsys, Inc. (A)	38,300	3,084,299
Tableau Software, Inc., Class A (A)	63,295	4,740,163
Take-Two Interactive Software, Inc. (A)	51,325	5,246,955
Workday, Inc., Class A (A)	66,145	6,971,022
		157,357,533
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	128,020	19,730,442
Hewlett Packard Enterprise Company	199,300	2,931,703
NetApp, Inc.	185,010	8,096,038
Pure Storage, Inc., Class A (A)	73,266	1,171,523
Samsung Electronics Company, Ltd.	6,227	14,012,132
		45,941,838
		464,322,454
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
Equinix, Inc.	3,500	1,562,050
Telecommunication services – 0.5%
Wireless telecommunication services – 0.5%
SoftBank Group Corp.	36,300	2,943,795
TOTAL COMMON STOCKS (Cost $499,045,573)		$608,466,385

PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.0%
Internet and direct marketing retail –
0.0%
Flipkart, Ltd., Series A (A)(C)(D)	168	14,803
Flipkart, Ltd., Series C (A)(C)(D)	295	25,993
Flipkart, Ltd., Series E (A)(C)(D)	549	48,374
Flipkart, Ltd., Series G (A)(C)(D)	3,152	377,484
		466,654
Information technology – 0.4%
Internet software and services – 0.4%
Airbnb, Inc., Series E (A)(C)(D)	8,624	$917,335
Dropbox, Inc., Series A (A)(C)(D)	9,241	118,839
Dropbox, Inc., Series A1 (A)(C)(D)	89,006	1,144,617
Xiaoju Kuaizhi, Inc. (A)(C)(D)	9,513	484,517
		2,665,308
TOTAL PREFERRED SECURITIES (Cost $2,445,650)		$3,131,962

INVESTMENT COMPANIES – 2.6%
Altaba, Inc. (A)	262,000	17,354,880
TOTAL INVESTMENT COMPANIES
(Cost $9,436,780)		$17,354,880

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp.
10.500%, 04/01/2024	$1,378,000	1,619,150
TOTAL CORPORATE BONDS (Cost $1,363,682)		$1,619,150

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust,
1.2098% (F)(G)	1,392,097	13,929,327
TOTAL SECURITIES LENDING COLLATERAL (Cost
$13,929,356)		$13,929,327

SHORT-TERM INVESTMENTS – 6.8%
Money market funds – 4.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (F)	500,000	500,000
T. Rowe Price Government Money Fund,
1.0578% (F)	32,482,165	32,482,165
		32,982,165
Repurchase agreement – 1.9%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $13,128,372 on
10-2-17, collateralized by $12,875,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $13,392,459,
including interest)	$13,128,000	13,128,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,110,165)		$46,110,165
Total Investments (Science & Technology Trust)
(Cost $572,331,206) – 102.6%		$690,611,869
Other assets and liabilities, net – (2.6%)		(17,389,379)
TOTAL NET ASSETS – 100.0%		$673,222,490

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $13,515,194.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 94.5%
U.S. Government – 31.4%
U.S. Treasury Notes
1.000%, 03/15/2019	$6,595,000	$6,555,327
1.125%, 06/30/2021	4,533,000	4,426,758
1.250%, 12/31/2018 to 03/31/2021	28,655,000	28,482,726
1.375%, 09/30/2020	2,130,000	2,113,775
1.500%, 05/15/2020	4,935,000	4,924,205
1.625%, 06/30/2020	22,850,000	22,864,281
1.750%, 11/30/2021	5,030,000	5,011,138
1.875%, 04/30/2022 to 07/31/2022	21,900,000	21,850,257
		96,228,467
U.S. Government Agency – 63.1%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	9,580,000	9,462,406
1.430%, 04/18/2019	6,000,000	5,990,154
1.640%, 04/17/2020	8,100,000	8,089,081
1.675%, 02/24/2020	5,240,000	5,243,783
1.750%, 06/15/2020	5,215,000	5,204,872
2.000%, 01/15/2021	13,945,000	14,011,657
Federal Farm Credit Bank
1.080%, 07/05/2019	4,815,000	4,773,755
1.160%, 11/01/2019	6,355,000	6,294,570
1.290%, 07/13/2020	5,210,000	5,144,213
1.440%, 08/16/2021	6,720,000	6,566,233
1.680%, 04/05/2021	6,110,000	5,957,464
Federal Home Loan Bank
1.125%, 10/11/2019	4,805,000	4,755,042
1.550%, 10/26/2020	5,825,000	5,750,964
1.700%, 04/26/2021	6,250,000	6,102,738
1.750%, 07/13/2020	8,255,000	8,233,322
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,975,000	3,949,830
1.300%, 08/23/2019	6,405,000	6,362,516
1.765%, 06/26/2020	6,805,000	6,791,846
3.000%, 07/01/2030 to 11/01/2030	3,939,532	4,060,932
3.500%, 04/01/2032	4,134,286	4,347,130
5.500%, 07/01/2040	1,758,263	1,985,836
7.000%, 04/01/2018 to 04/01/2032	942	1,070
Federal National Mortgage Association
1.250%, 08/23/2019	8,255,000	8,209,234
2.500%, 10/01/2027	1,841,095	1,863,893
3.000%, 03/01/2028 to 03/01/2031	23,495,506	24,209,624
3.500%, 12/01/2025	986,424	1,030,698
5.500%, 03/01/2035 to 08/01/2040	1,144,409	1,275,927
6.500%, 01/01/2039	756,033	869,936
7.000%, 08/01/2025 to 01/01/2029	1,804	2,070
7.500%, 01/01/2031	642	763
8.000%, 10/01/2024 to 01/01/2031	1,597	1,878
7.500%, 01/15/2027 to 03/15/2027	338	391
Tennessee Valley Authority
1.750%, 10/15/2018	4,635,000	4,650,263
3.875%, 02/15/2021	13,070,000	13,931,640
4.500%, 04/01/2018	7,729,000	7,852,162
		192,977,893
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $290,821,383)		$289,206,360

COLLATERALIZED MORTGAGE
OBLIGATIONS – 4.0%
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	$886,152	887,298
Series K017, Class X1 IO,
1.503%, 12/25/2021	24,396,399	1,146,755
Series K018, Class X1 IO,
1.522%, 01/25/2022	4,536,948	216,113
Series K022, Class X1 IO,
1.382%, 07/25/2022	11,799,670	577,060
Series K026, Class X1 IO,
1.142%, 11/25/2022	5,600,413	239,648
Series K030, Class X1 IO,
0.321%, 04/25/2023	144,746,211	1,466,323
Series K038, Class X1 IO,
1.334%, 03/25/2024	8,530,276	526,878
Series K704, Class X1 IO,
2.118%, 08/25/2018	17,405,173	186,897
Series K706, Class X1 IO,
1.686%, 10/25/2018	5,634,450	72,062
Series K707, Class X1 IO,
1.655%, 12/25/2018	4,713,908	64,041
Series K709, Class X1 IO,
1.640%, 03/25/2019	6,251,915	108,595
Series K710, Class X1 IO,
1.866%, 05/25/2019	4,802,382	104,095
Series K711, Class X1 IO,
1.807%, 07/25/2019	7,422,428	163,808
Series K718, Class X1 IO,
0.766%, 01/25/2022	20,878,659	483,579
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	1,936,666	2,007,170
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,399,193	1,457,914
Government National
Mortgage Association
Series 2012-114, Class IO,
0.811%, 01/16/2053	3,046,598	159,374
Series 2017-109, Class IO,
0.612%, 04/16/2057	2,942,780	184,201
Series 2017-124, Class IO,
0.705%, 01/16/2059	3,666,237	265,190
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,150,000	153,489
Series 2017-20, Class IO,
0.749%, 12/16/2058	4,920,311	336,028
Series 2017-3, Class IO,
0.907%, 09/16/2058	4,519,165	344,725
Series 2017-41, Class IO,
0.792%, 07/16/2058	3,368,361	244,602
Series 2017-46, Class IO,
0.619%, 11/16/2057	3,659,914	241,888
Series 2017-61, Class IO,
0.766%, 05/16/2059	2,170,861	182,176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
Series 2017-74, Class IO,
0.781%, 09/16/2058	$3,795,180	$251,924
Series 2017-89, Class IO,
0.764%, 07/16/2059	3,833,551	307,549
		12,379,382
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,272,931)		$12,379,382

SHORT-TERM INVESTMENTS – 1.1%
U.S. Government Agency – 1.0%
Federal Agricultural Mortgage Corp.
Discount Note
0.700%, 10/02/2017 *	$283,000	282,995
Federal Farm Credit Bank Discount Note
0.700%, 10/02/2017 *	49,000	48,999
Federal Home Loan Bank Discount Note
0.600%, 10/02/2017 *	911,000	910,985
0.670%, 10/02/2017 *	862,000	861,984
0.700%, 10/02/2017 *	753,000	752,985
		2,857,948
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $367,031 on
10-02-17, collateralized by $4,000
U.S. Treasury Inflation Indexed Notes,
0.125% due 4-15-22 (valued at
$4,038, including interest), $200
U.S. Treasury Inflation Indexed
Bonds, 2.375% due 1-15-25 (valued at
$299, including interest) and $366,300
U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $370,115,
including interest)	367,000	367,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,224,948)		$3,224,948
Total Investments (Short Term Government Income Trust)
(Cost $306,319,262) – 99.6%		$304,810,690
Other assets and liabilities, net – 0.4%		1,343,905
TOTAL NET ASSETS – 100.0%		$306,154,595

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.4%
Consumer discretionary – 11.1%
Auto components – 0.2%
Pirelli & C. SpA (A)(B)	82,175	$631,297
Hotels, restaurants and leisure – 5.6%
Boyd Gaming Corp.	107,697	2,805,507
Dave & Buster’s Entertainment, Inc. (B)	37,284	1,956,664
Marriott Vacations Worldwide Corp.	46,541	5,795,751
Planet Fitness, Inc., Class A	297,962	8,039,015
Wingstop, Inc. (C)	134,649	4,477,079
		23,074,016
Internet and direct marketing retail – 0.9%
Wayfair, Inc., Class A (B)(C)	52,058	3,508,709
Leisure products – 0.6%
Nautilus, Inc. (B)	151,551	2,561,212
Specialty retail – 0.2%
Five Below, Inc. (B)	16,092	883,129
Textiles, apparel and luxury goods – 3.6%
Carter’s, Inc.	61,973	6,119,834
Oxford Industries, Inc.	52,049	3,307,193
Wolverine World Wide, Inc.	192,428	5,551,548
		14,978,575
		45,636,938
Consumer staples – 4.0%
Beverages – 0.7%
MGP Ingredients, Inc. (C)	47,518	2,881,016
Food and staples retailing – 1.2%
Performance Food Group Company (B)	173,916	4,913,127
Food products – 2.1%
Blue Buffalo Pet Products, Inc. (B)(C)	167,724	4,754,975
Calavo Growers, Inc. (C)	54,176	3,965,683
		8,720,658
		16,514,801
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Centennial Resource Development, Inc.,
Class A (B)(C)	310,559	5,580,745
Financials – 7.2%
Banks – 5.1%
FNB Corp.	295,123	4,140,576
MB Financial, Inc.	132,674	5,972,983
Sterling Bancorp	252,337	6,220,107
Western Alliance Bancorp (B)	86,384	4,585,263
		20,918,929
Capital markets – 0.3%
Financial Engines, Inc.	33,050	1,148,488
Mortgage real estate investment trusts – 0.9%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	153,918	3,750,982
Thrifts and mortgage finance – 0.9%
MGIC Investment Corp. (B)	315,420	3,952,213
		29,770,612
Health care – 21.9%
Biotechnology – 10.8%
Amicus Therapeutics, Inc. (B)(C)	92,553	1,395,699
Bluebird Bio, Inc. (B)	31,023	4,261,009
Blueprint Medicines Corp. (B)	58,058	4,044,901
Exact Sciences Corp. (B)	141,092	6,648,255
Five Prime Therapeutics, Inc. (B)	40,501	1,656,896
Galapagos NV, ADR (B)(C)	44,355	4,513,121
Global Blood Therapeutics, Inc. (B)	83,478	2,591,992
Ionis Pharmaceuticals, Inc. (B)	57,758	2,928,331
Ironwood Pharmaceuticals, Inc. (B)	120,164	1,894,986
MiMedx Group, Inc. (B)(C)	189,220	2,247,934
Neurocrine Biosciences, Inc. (B)(C)	40,763	2,497,957
Otonomy, Inc. (B)	45,349	147,384
Portola Pharmaceuticals, Inc. (B)	51,832	2,800,483
Sage Therapeutics, Inc. (B)(C)	12,123	755,263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spark Therapeutics, Inc. (B)(C)	31,989	$2,852,139
TESARO, Inc. (B)(C)	24,414	3,151,847
		44,388,197
Health care equipment and supplies – 6.9%
Align Technology, Inc. (B)	27,185	5,063,750
DexCom, Inc. (B)(C)	41,057	2,008,714
Inogen, Inc. (B)	36,521	3,473,147
Insulet Corp. (B)	182,957	10,077,272
Nevro Corp. (B)	25,470	2,314,714
OraSure Technologies, Inc. (B)	251,565	5,660,213
		28,597,810
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (B)(C)	126,635	6,048,088
HealthEquity, Inc. (B)	55,880	2,826,410
		8,874,498
Health care technology – 0.7%
Veeva Systems, Inc., Class A (B)	47,670	2,689,065
Pharmaceuticals – 1.3%
Aerie Pharmaceuticals, Inc. (B)	70,566	3,429,508
Dermira, Inc. (B)	73,990	1,997,730
		5,427,238
		89,976,808
Industrials – 15.4%
Building products – 2.0%
Advanced Drainage Systems, Inc.	116,123	2,351,491
JELD-WEN Holding, Inc. (B)	160,664	5,706,785
		8,058,276
Commercial services and supplies – 2.8%
Casella Waste Systems, Inc., Class A (B)	272,346	5,120,105
The Brink’s Company	75,417	6,353,882
		11,473,987
Electrical equipment – 1.1%
Regal Beloit Corp.	59,140	4,672,060
Machinery – 4.4%
Altra Industrial Motion Corp.	108,219	5,205,334
Milacron Holdings Corp. (B)	200,161	3,374,714
Rexnord Corp. (B)	242,051	6,150,516
The Middleby Corp. (B)	25,543	3,273,846
		18,004,410
Professional services – 0.6%
WageWorks, Inc. (B)	42,888	2,603,302
Road and rail – 2.3%
Knight-Swift Transportation
Holdings, Inc. (B)	227,839	9,466,710
Trading companies and distributors – 2.2%
Beacon Roofing Supply, Inc. (B)	82,720	4,239,400
Kaman Corp.	84,394	4,707,497
		8,946,897
		63,225,642
Information technology – 29.1%
Communications equipment – 2.0%
Arista Networks, Inc. (B)	27,042	5,127,434
Quantenna Communications, Inc. (B)	184,278	3,097,713
		8,225,147
Electronic equipment, instruments and components – 3.6%
II-VI, Inc. (B)	85,265	3,508,655
Itron, Inc. (B)	53,119	4,114,067
Zebra Technologies Corp., Class A (B)	66,454	7,215,575
		14,838,297
Internet software and services – 8.5%
2U, Inc. (B)(C)	107,694	6,035,172
Cloudera, Inc. (B)	79,228	1,302,504
CoStar Group, Inc. (B)	21,693	5,819,147
Five9, Inc. (B)	100,328	2,397,839
GoDaddy, Inc., Class A (B)	127,119	5,530,948
Mimecast, Ltd. (B)	182,410	5,184,092
Quotient Technology, Inc. (B)	150,069	2,348,580
The Trade Desk, Inc., Class A (B)	57,006	3,506,439
Wix.com, Ltd. (B)	17,959	1,290,354
Zillow Group, Inc., Class C (B)(C)	42,851	1,723,039
		35,138,114
IT services – 2.3%
Blackhawk Network Holdings, Inc. (B)	116,249	5,091,706
EPAM Systems, Inc. (B)	48,883	4,298,282
		9,389,988
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (B)(C)	117,695	1,500,611
Cavium, Inc. (B)	66,498	4,384,878
Entegris, Inc. (B)	129,262	3,729,209
MACOM Technology Solutions
Holdings, Inc. (B)(C)	87,942	3,923,093
Semtech Corp. (B)	63,020	2,366,401
Tower Semiconductor, Ltd. (B)	231,404	7,115,673
		23,019,865
Software – 7.1%
BroadSoft, Inc. (B)(C)	30,979	1,558,244
DraftKings, Inc. (B)(D)(E)	327,094	506,996
Fair Isaac Corp.	45,652	6,414,106
Guidewire Software, Inc. (B)	55,265	4,302,933
HubSpot, Inc. (B)	67,081	5,638,158
Paylocity Holding Corp. (B)	117,459	5,734,348
Proofpoint, Inc. (B)	27,185	2,371,076
Zynga, Inc., Class A (B)	701,918	2,653,250
		29,179,111
		119,790,522
Materials – 2.3%
Chemicals – 1.8%
Ingevity Corp. (B)	36,703	2,292,836
Platform Specialty Products Corp. (B)	441,395	4,921,554
		7,214,390
Paper and forest products – 0.5%
KapStone Paper and Packaging Corp.	98,862	2,124,544
		9,338,934
Real estate – 3.1%
Equity real estate investment trusts – 2.1%
CoreSite Realty Corp.	41,902	4,688,834
LaSalle Hotel Properties	132,439	3,843,380
		8,532,214
Real estate management and development – 1.0%
Kennedy-Wilson Holdings, Inc. (C)	220,387	4,088,179
		12,620,393
TOTAL COMMON STOCKS (Cost $316,431,749)		$392,455,395

PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc. (B)(D)(E)	26,954	1,040,155
Information technology – 0.9%
Software – 0.9%
MarkLogic Corp., Series F (B)(D)(E)	153,423	1,529,627

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Software (continued)
Zuora, Inc., Series F (B)(D)(E)	403,708	$1,990,280
		3,519,907
TOTAL PREFERRED SECURITIES (Cost $4,548,973)		$4,560,062

EXCHANGE-TRADED FUNDS –
1.9%
iShares Russell 2000 Growth ETF (C)	44,164	7,903,589
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,236,139)		$7,903,589

SECURITIES LENDING COLLATERAL – 14.3%
John Hancock Collateral Trust,
1.2098% (F)(G)	5,874,053	58,775,770
TOTAL SECURITIES LENDING COLLATERAL (Cost
$58,775,796)		$58,775,770

SHORT-TERM INVESTMENTS – 1.6%
Repurchase agreement – 1.6%
Societe Generale SA Tri-Party
Repurchase Agreement dated 9-29-17
at 1.050% to be repurchased at
$6,600,578 on 10-2-17, collateralized
by $984,896 Government National
Mortgage Association, 3.000% due
6-20-46 (valued at $1,002,086,
including interest), $170,700
U.S. Treasury Bonds, 8.875% due
2-15-19 (valued at $190,102, including
interest) and $5,521,800 U.S. Treasury
Notes, 1.875% due 2-28-22 (valued at
$5,539,813, including interest)	$6,600,000	6,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,600,000)		$6,600,000
Total Investments (Small Cap Growth Trust)
(Cost $393,592,657) – 114.3%		$470,294,816
Other assets and liabilities, net – (14.3%)		(58,941,287)
TOTAL NET ASSETS – 100.0%		$411,353,529

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $56,202,496.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.3%
Consumer discretionary – 11.5%
Auto components – 1.2%
American Axle & Manufacturing
Holdings, Inc. (A)	22,970	$403,813
Cooper Tire & Rubber Company	14,253	533,062
Cooper-Standard Holdings, Inc. (A)	4,751	550,973
Dana, Inc.	39,629	1,108,027
Dorman Products, Inc. (A)	7,552	540,874
Fox Factory Holding Corp. (A)	9,647	415,786
Gentherm, Inc. (A)	10,325	383,574
Horizon Global Corp. (A)	7,367	129,954
LCI Industries	6,643	769,592
Modine Manufacturing Company (A)	13,849	266,593
Motorcar Parts of America, Inc. (A)	5,477	161,352
Standard Motor Products, Inc.	6,002	289,597
Stoneridge, Inc. (A)	7,696	152,458
Superior Industries International, Inc.	7,308	121,678
Tenneco, Inc.	14,549	882,688
Tower International, Inc.	5,725	155,720
		6,865,741
Automobiles – 0.1%
Winnebago Industries, Inc.	8,584	384,134
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,608	405,221
Weyco Group, Inc.	2,344	66,523
		471,744
Diversified consumer services – 0.8%
Adtalem Global Education, Inc.	16,985	608,912
American Public Education, Inc. (A)	4,860	102,303
Bridgepoint Education, Inc. (A)	5,775	55,440
Capella Education Company	3,199	224,410
Career Education Corp. (A)	19,418	201,753
Carriage Services, Inc.	4,569	116,966
Chegg, Inc. (A)	26,172	388,392
Collectors Universe, Inc.	2,734	65,534
Grand Canyon Education, Inc. (A)	12,865	1,168,399
Houghton Mifflin Harcourt Company (A)	28,756	346,510
K12, Inc. (A)	9,491	169,319
Laureate Education, Inc., Class A (A)	10,130	147,392
Regis Corp. (A)	10,323	147,309
Sotheby’s (A)	10,452	481,942
Strayer Education, Inc.	2,957	258,057
Weight Watchers
International, Inc. (A)(B)	7,681	334,508
		4,817,146
Hotels, restaurants and leisure – 2.9%
Belmond, Ltd., Class A (A)	24,654	336,527
Biglari Holdings, Inc. (A)	301	100,320
BJ’s Restaurants, Inc. (A)	5,931	180,599
Bloomin’ Brands, Inc.	25,569	450,014
Bob Evans Farms, Inc.	5,373	416,461
Bojangles’, Inc. (A)	5,245	70,808
Boyd Gaming Corp.	22,863	595,581
Brinker International, Inc. (B)	13,470	429,154
Buffalo Wild Wings, Inc. (A)	4,260	450,282
Caesars Acquisition Company,
Class A (A)	13,504	289,661
Caesars Entertainment Corp. (A)(B)	16,141	215,482
Carrols Restaurant Group, Inc. (A)	10,252	111,747
Century Casinos, Inc. (A)	8,259	67,806
Churchill Downs, Inc.	3,669	756,548
Chuy’s Holdings, Inc. (A)	4,977	104,766
Cracker Barrel Old Country
Store, Inc. (B)	5,203	788,879
Dave & Buster’s Entertainment, Inc. (A)	11,398	598,167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Del Frisco’s Restaurant Group, Inc. (A)	6,470	$94,139
Del Taco Restaurants, Inc. (A)	9,491	145,592
Denny’s Corp. (A)	18,541	230,835
DineEquity, Inc.	4,829	207,550
Drive Shack, Inc.	22,594	81,564
El Pollo Loco Holdings, Inc. (A)	6,246	75,889
Eldorado Resorts, Inc. (A)(B)	12,775	327,679
Fiesta Restaurant Group, Inc. (A)	7,471	141,949
Golden Entertainment, Inc. (A)	3,252	79,284
ILG, Inc.	29,256	782,013
International Speedway Corp., Class A	7,070	254,520
Jack in the Box, Inc.	8,027	818,112
La Quinta Holdings, Inc. (A)	22,893	400,628
Lindblad Expeditions Holdings, Inc. (A)	6,704	71,733
Marriott Vacations Worldwide Corp.	5,993	746,308
Monarch Casino & Resort, Inc. (A)	3,366	133,058
Nathan’s Famous, Inc. (A)	970	71,732
Papa John’s International, Inc.	7,464	545,394
Penn National Gaming, Inc. (A)	23,443	548,332
Pinnacle Entertainment, Inc. (A)	15,157	322,996
Planet Fitness, Inc., Class A	23,747	640,694
Potbelly Corp. (A)	7,271	90,160
RCI Hospitality Holdings, Inc.	2,939	72,740
Red Robin Gourmet Burgers, Inc. (A)	3,589	240,463
Red Rock Resorts, Inc., Class A	18,727	433,717
Ruth’s Hospitality Group, Inc.	8,281	173,487
Scientific Games Corp., Class A (A)	14,730	675,371
SeaWorld Entertainment, Inc. (A)(B)	19,124	248,421
Shake Shack, Inc., Class A (A)(B)	6,170	205,029
Sonic Corp.	11,328	288,298
Speedway Motorsports, Inc.	3,541	75,423
Texas Roadhouse, Inc.	18,307	899,606
The Cheesecake Factory, Inc.	12,288	517,571
The Habit Restaurants, Inc., Class A (A)	6,038	78,796
The Marcus Corp.	5,491	152,101
Wingstop, Inc. (B)	8,102	269,392
Zoe’s Kitchen, Inc. (A)(B)	5,884	74,315
		17,177,693
Household durables – 1.4%
AV Homes, Inc. (A)	3,916	67,159
Bassett Furniture Industries, Inc.	3,011	113,515
Beazer Homes USA, Inc. (A)	8,995	168,566
Cavco Industries, Inc. (A)	2,348	346,447
Century Communities, Inc. (A)	5,352	132,194
CSS Industries, Inc.	3,083	88,852
Ethan Allen Interiors, Inc.	6,923	224,305
Flexsteel Industries, Inc.	2,336	118,435
GoPro, Inc., Class A (A)(B)	30,204	332,546
Green Brick Partners, Inc. (A)	7,144	70,726
Helen of Troy, Ltd. (A)	7,405	717,545
Hooker Furniture Corp.	3,229	154,185
Hovnanian Enterprises, Inc., Class A (A)	38,010	73,359
Installed Building Products, Inc. (A)	5,922	383,746
iRobot Corp. (A)	7,245	558,300
KB Home	22,913	552,662
La-Z-Boy, Inc.	13,414	360,837
LGI Homes, Inc. (A)(B)	4,642	225,462
Libbey, Inc.	6,996	64,783
Lifetime Brands, Inc.	3,155	57,737
M/I Homes, Inc. (A)	6,595	176,284
MDC Holdings, Inc.	11,262	374,011
Meritage Homes Corp. (A)	10,469	464,824
NACCO Industries, Inc., Class A	1,197	102,703
PICO Holdings, Inc. (A)	6,909	115,380
Taylor Morrison Home Corp.,
Class A (A)	19,559	431,276
TopBuild Corp. (A)	10,074	656,523
TRI Pointe Group, Inc. (A)	40,862	564,304
Universal Electronics, Inc. (A)	3,991	253,029
William Lyon Homes, Class A (A)	6,652	152,929
ZAGG, Inc. (A)	7,896	124,362
		8,226,986
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (A)	8,061	79,401
Duluth Holdings, Inc., Class B (A)(B)	3,001	60,890
FTD Companies, Inc. (A)	5,100	66,504
Groupon, Inc. (A)(B)	93,502	486,210
HSN, Inc.	8,856	345,827
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	20,550	253,793
Nutrisystem, Inc.	8,179	457,206
Overstock.com, Inc. (A)	4,805	142,709
PetMed Express, Inc. (B)	5,521	183,021
Shutterfly, Inc. (A)	9,216	446,792
		2,522,353
Leisure products – 0.3%
Acushnet Holdings Corp. (B)	6,594	117,109
American Outdoor Brands Corp. (A)	14,975	228,369
Callaway Golf Company	26,009	375,310
Johnson Outdoors, Inc., Class A	1,471	107,795
Malibu Boats, Inc., Class A (A)	5,906	186,866
MCBC Holdings, Inc. (A)	5,636	114,862
Nautilus, Inc. (A)	8,743	147,757
Sturm Ruger & Company, Inc. (B)	4,744	245,265
Vista Outdoor, Inc. (A)	16,073	368,715
		1,892,048
Media – 1.3%
AMC Entertainment Holdings, Inc.,
Class A (B)	15,611	229,482
Central European Media
Enterprises, Ltd., Class A (A)(B)	25,046	101,436
Daily Journal Corp. (A)(B)	366	80,011
Emerald Expositions Events, Inc.	4,513	104,882
Entercom Communications Corp.,
Class A (B)	8,551	97,909
Entravision Communications Corp.,
Class A	20,004	114,023
Eros International PLC (A)(B)	7,137	102,059
Gannett Company, Inc.	31,504	283,536
Global Eagle Entertainment, Inc. (A)	16,721	57,186
Gray Television, Inc. (A)	17,764	278,895
Hemisphere Media Group, Inc. (A)	5,475	65,426
IMAX Corp. (A)	15,372	348,176
Liberty Media Corp.-Liberty Braves,
Class A (A)	3,736	94,782
Liberty Media Corp.-Liberty Braves,
Class C (A)	8,984	227,026
Loral Space & Communications, Inc. (A)	3,477	172,112
MDC Partners, Inc., Class A (A)	16,195	178,145
Media General, Inc. (A)(C)	29,399	4,704
Meredith Corp.	10,790	598,845
MSG Networks, Inc., Class A (A)	16,158	342,550
National CineMedia, Inc.	18,521	129,277
New Media Investment Group, Inc.	14,464	213,923
Nexstar Media Group, Inc., Class A	12,492	778,252
Reading International, Inc., Class A (A)	5,537	87,042
Scholastic Corp.	7,761	288,709

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sinclair Broadcast Group, Inc.,
Class A (B)	19,892	$637,539
The EW Scripps Company, Class A (A)	16,052	306,754
The New York Times Company, Class A	34,413	674,495
Time, Inc.	27,424	370,224
tronc, Inc. (A)	5,980	86,889
WideOpenWest, Inc. (A)	5,719	86,243
World Wrestling Entertainment, Inc.,
Class A	10,659	251,019
		7,391,551
Multiline retail – 0.3%
Big Lots, Inc. (B)	12,111	648,786
Dillard’s, Inc., Class A (B)	3,889	218,056
Fred’s, Inc., Class A (B)	10,813	69,636
J.C. Penney Company, Inc. (A)(B)	87,102	331,859
Ollie’s Bargain Outlet Holdings, Inc. (A)	13,110	608,304
		1,876,641
Specialty retail – 2.0%
Aaron’s, Inc.	17,363	757,548
Abercrombie & Fitch Company, Class A	19,269	278,244
American Eagle Outfitters, Inc.	44,687	639,024
America’s Car-Mart, Inc. (A)(B)	2,311	95,040
Asbury Automotive Group, Inc. (A)	5,097	311,427
Ascena Retail Group, Inc. (A)(B)	51,238	125,533
Barnes & Noble Education, Inc. (A)	11,759	76,551
Barnes & Noble, Inc.	17,106	130,006
Caleres, Inc.	11,639	355,222
Camping World Holdings, Inc., Class A	6,498	264,729
Carvana Company (A)(B)	4,240	62,243
Chico’s FAS, Inc.	36,138	323,435
Citi Trends, Inc.	4,481	89,037
Conn’s, Inc. (A)(B)	5,250	147,788
DSW, Inc., Class A	18,066	388,058
Express, Inc. (A)	22,347	151,066
Five Below, Inc. (A)	14,845	814,694
Francesca’s Holdings Corp. (A)	10,995	80,923
Genesco, Inc. (A)	5,546	147,524
GNC Holdings, Inc., Class A (B)	19,392	171,425
Group 1 Automotive, Inc.	5,480	397,081
Guess?, Inc.	16,440	279,973
Haverty Furniture Companies, Inc.	5,474	143,145
Hibbett Sports, Inc. (A)	6,367	90,730
Kirkland’s, Inc. (A)	4,898	55,984
Lithia Motors, Inc., Class A	6,440	774,796
Lumber Liquidators
Holdings, Inc. (A)(B)	7,707	300,419
MarineMax, Inc. (A)	7,328	121,278
Monro, Inc.	8,719	488,700
Office Depot, Inc.	141,211	641,098
Party City Holdco, Inc. (A)(B)	7,892	106,937
Pier 1 Imports, Inc.	23,573	98,771
Rent-A-Center, Inc. (B)	12,136	139,321
RH (A)(B)	5,561	391,050
Select Comfort Corp. (A)	11,109	344,934
Shoe Carnival, Inc.	3,774	84,462
Sonic Automotive, Inc., Class A	7,249	147,880
Tailored Brands, Inc. (B)	13,980	201,871
The Buckle, Inc. (B)	8,452	142,416
The Cato Corp., Class A	7,495	99,159
The Children’s Place, Inc. (B)	4,719	557,550
The Finish Line, Inc., Class A (B)	11,829	142,303
Tile Shop Holdings, Inc.	11,435	145,225
Winmark Corp.	700	92,225
Zumiez, Inc. (A)	5,662	102,482
		11,499,307
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	7,947	489,376
Crocs, Inc. (A)	21,239	206,018
Culp, Inc.	3,237	106,012
Deckers Outdoor Corp. (A)	8,666	592,841
Fossil Group, Inc. (A)(B)	13,063	121,878
G-III Apparel Group, Ltd. (A)	11,890	345,048
Iconix Brand Group, Inc. (A)	15,294	87,023
Movado Group, Inc.	4,447	124,516
Oxford Industries, Inc.	4,570	290,378
Perry Ellis International, Inc. (A)	3,899	92,250
Steven Madden, Ltd. (A)	16,143	698,992
Superior Uniform Group, Inc.	2,697	61,761
Unifi, Inc. (A)	4,547	162,010
Vera Bradley, Inc. (A)	6,985	61,538
Wolverine World Wide, Inc.	25,863	746,148
		4,185,789
		67,311,133
Consumer staples – 2.5%
Beverages – 0.2%
Coca-Cola Bottling
Company Consolidated	1,280	276,160
Craft Brew Alliance, Inc. (A)	4,162	73,043
MGP Ingredients, Inc. (B)	3,637	220,511
National Beverage Corp.	3,212	398,449
Primo Water Corp. (A)	7,636	90,487
The Boston Beer Company, Inc.,
Class A (A)(B)	2,342	365,820
		1,424,470
Food and staples retailing – 0.5%
Ingles Markets, Inc., Class A	4,222	108,505
Performance Food Group Company (A)	23,142	653,762
PriceSmart, Inc.	6,115	545,764
Smart & Final Stores, Inc. (A)	6,905	54,204
SpartanNash Company	10,471	276,120
SUPERVALU, Inc. (A)	10,821	235,357
The Andersons, Inc.	7,418	254,067
The Chefs’ Warehouse, Inc. (A)	5,723	110,454
United Natural Foods, Inc. (A)	13,962	580,680
Village Super Market, Inc., Class A	2,594	64,176
Weis Markets, Inc.	2,683	116,711
		2,999,800
Food products – 1.2%
Amplify Snack Brands, Inc. (A)(B)	9,845	69,801
B&G Foods, Inc. (B)	17,956	571,899
Calavo Growers, Inc.	4,349	318,347
Cal-Maine Foods, Inc. (A)(B)	8,550	351,405
Darling Ingredients, Inc. (A)	45,035	789,013
Dean Foods Company	25,443	276,820
Farmer Brothers Company (A)	2,553	83,866
Fresh Del Monte Produce, Inc.	8,656	393,502
Freshpet, Inc. (A)(B)	7,151	111,913
Hostess Brands, Inc. (A)	22,372	305,602
J&J Snack Foods Corp.	4,078	535,441
John B. Sanfilippo & Son, Inc.	2,396	161,275
Lancaster Colony Corp.	5,105	613,213
Landec Corp. (A)	7,992	103,496
Limoneira Company	3,695	85,613
Omega Protein Corp.	6,296	104,828
Sanderson Farms, Inc.	5,483	885,614
Seneca Foods Corp., Class A (A)	2,269	78,281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Snyder’s-Lance, Inc.	23,576	$899,189
Tootsie Roll Industries, Inc. (B)	4,686	178,068
		6,917,186
Household products – 0.3%
Central Garden & Pet Company (A)(B)	4,426	171,906
Central Garden & Pet Company,
Class A (A)	8,140	302,727
HRG Group, Inc. (A)	32,582	508,605
Oil-Dri Corp. of America	1,481	72,465
WD-40 Company	3,743	418,842
		1,474,545
Personal products – 0.1%
elf Beauty, Inc. (A)(B)	5,930	133,722
Inter Parfums, Inc.	4,885	201,506
Medifast, Inc.	2,944	174,785
Natural Health Trends Corp.	2,467	58,961
Revlon, Inc., Class A (A)(B)	3,480	85,434
USANA Health Sciences, Inc. (A)	3,214	185,448
		839,856
Tobacco – 0.2%
Universal Corp.	6,772	388,036
Vector Group, Ltd.	26,826	549,133
		937,169
		14,593,026
Energy – 3.6%
Energy equipment and services – 1.5%
Archrock, Inc.	20,344	255,317
Atwood Oceanics, Inc. (A)(B)	22,217	208,618
Basic Energy Services, Inc. (A)	5,217	100,688
Bristow Group, Inc. (B)	9,987	93,378
C&J Energy Services, Inc. (A)	12,802	383,676
CARBO Ceramics, Inc. (A)(B)	7,409	63,940
Diamond Offshore Drilling, Inc. (A)(B)	17,822	258,419
Dril-Quip, Inc. (A)	10,466	462,074
Ensco PLC, Class A (B)	84,800	506,256
Era Group, Inc. (A)	6,512	72,869
Exterran Corp. (A)	9,177	290,085
Fairmount Santrol Holdings, Inc. (A)(B)	44,096	210,779
Forum Energy Technologies, Inc. (A)	19,378	308,110
Frank’s International NV (B)	15,025	115,993
Geospace Technologies Corp. (A)	4,564	81,330
Gulf Island Fabrication, Inc.	5,119	65,011
Helix Energy Solutions Group, Inc. (A)	39,318	290,560
Keane Group, Inc. (A)(B)	9,603	160,178
Matrix Service Company (A)	7,833	119,062
McDermott International, Inc. (A)	77,701	564,886
Natural Gas Services Group, Inc. (A)	4,074	115,702
NCS Multistage Holdings, Inc. (A)	3,053	73,516
Newpark Resources, Inc. (A)	24,080	240,800
Noble Corp. PLC (A)(B)	68,412	314,695
Oil States International, Inc. (A)	14,247	361,161
Parker Drilling Company (A)	49,748	54,723
Pioneer Energy Services Corp. (A)	24,880	63,444
ProPetro Holding Corp. (A)	8,484	121,745
RigNet, Inc. (A)	4,176	71,827
Rowan Companies PLC, Class A (A)	32,542	418,165
SEACOR Holdings, Inc. (A)	4,670	215,334
SEACOR Marine Holdings, Inc. (A)	5,167	80,812
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	3,305	57,606
Superior Energy Services, Inc. (A)	42,557	454,509
Tesco Corp. (A)	16,154	88,039
TETRA Technologies, Inc. (A)	36,033	103,054
U.S. Silica Holdings, Inc.	22,525	699,852
Unit Corp. (A)	14,674	301,991
		8,448,204
Oil, gas and consumable fuels – 2.1%
Abraxas Petroleum Corp. (A)	48,109	90,445
Arch Coal, Inc., Class A	5,766	413,653
Ardmore Shipping Corp. (A)	8,938	73,739
Bill Barrett Corp. (A)	23,879	102,441
Bonanza Creek Energy, Inc. (A)	5,866	193,519
California Resources Corp. (A)(B)	12,495	130,698
Callon Petroleum Company (A)	55,892	628,226
Carrizo Oil & Gas, Inc. (A)	21,707	371,841
Clean Energy Fuels Corp. (A)	42,075	104,346
Cloud Peak Energy, Inc. (A)	23,094	84,524
CVR Energy, Inc. (B)	4,456	115,410
Delek US Holdings, Inc.	21,459	573,599
Denbury Resources, Inc. (A)	117,241	157,103
DHT Holdings, Inc.	25,006	99,524
Earthstone Energy, Inc., Class A (A)(B)	6,628	72,842
Eclipse Resources Corp. (A)	26,652	66,630
Energy XXI Gulf Coast, Inc. (A)	8,792	90,909
Evolution Petroleum Corp.	8,601	61,927
Frontline, Ltd. (B)	22,243	134,348
GasLog, Ltd.	11,408	199,070
Gener8 Maritime, Inc. (A)	14,531	65,535
Golar LNG, Ltd. (B)	26,436	597,718
Green Plains, Inc.	10,885	219,333
Halcon Resources Corp. (A)	36,357	247,228
International Seaways, Inc. (A)	8,424	165,953
Jagged Peak Energy, Inc. (A)(B)	16,258	222,084
Matador Resources Company (A)(B)	24,790	673,049
Midstates Petroleum Company, Inc. (A)	3,396	52,774
Nordic American Tankers, Ltd. (B)	28,746	153,504
Oasis Petroleum, Inc. (A)	65,321	595,728
Pacific Ethanol, Inc. (A)	13,821	76,707
Panhandle Oil and Gas, Inc., Class A	4,788	113,954
Par Pacific Holdings, Inc. (A)	8,794	182,915
PDC Energy, Inc. (A)	18,282	896,366
Peabody Energy Corp. (A)	17,084	495,607
Penn Virginia Corp. (A)(B)	4,033	161,239
Renewable Energy Group, Inc. (A)(B)	10,907	132,520
Resolute Energy Corp. (A)(B)	6,174	183,306
REX American Resources Corp. (A)	1,615	151,535
Ring Energy, Inc. (A)	14,131	204,758
Sanchez Energy Corp. (A)(B)	20,801	100,261
SandRidge Energy, Inc. (A)	9,854	197,967
Scorpio Tankers, Inc.	59,357	203,595
SemGroup Corp., Class A	18,277	525,464
Ship Finance International, Ltd. (B)	15,812	229,274
SRC Energy, Inc. (A)	55,500	536,685
Stone Energy Corp. (A)	5,637	163,811
Teekay Corp. (B)	15,450	137,969
Teekay Tankers, Ltd., Class A (B)	42,349	68,605
Tellurian, Inc. (A)(B)	16,476	175,964
Ultra Petroleum Corp. (A)	53,984	468,041
Uranium Energy Corp. (A)(B)	43,868	60,538
W&T Offshore, Inc. (A)	29,204	89,072
WildHorse Resource Development
Corp. (A)(B)	6,417	85,474
		12,399,327
		20,847,531
Financials – 17.4%
Banks – 10.0%
1st Source Corp.	4,156	211,125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Access National Corp.	4,392	$125,875
ACNB Corp.	1,847	51,162
Allegiance Bancshares, Inc. (A)	3,533	130,014
American National Bankshares, Inc.	2,537	104,524
Ameris Bancorp	9,996	479,808
Ames National Corp. (B)	2,877	85,878
Arrow Financial Corp.	3,444	118,312
Atlantic Capital Bancshares, Inc. (A)	6,431	116,723
Banc of California, Inc. (B)	11,926	247,465
BancFirst Corp.	4,577	259,745
Banco Latinoamericano de Comercio
Exterior SA	8,172	240,584
BancorpSouth, Inc.	23,193	743,336
Bank of Commerce Holdings (B)	6,411	73,727
Bank of Marin Bancorp	1,879	128,712
Bankwell Financial Group, Inc.	1,787	66,012
Banner Corp.	8,912	546,127
Bar Harbor Bankshares	4,564	143,127
Berkshire Hills Bancorp, Inc.	10,581	410,014
Blue Hills Bancorp, Inc.	6,553	125,818
Boston Private Financial Holdings, Inc.	22,627	374,477
Bridge Bancorp, Inc.	5,449	184,994
Brookline Bancorp, Inc.	20,280	314,340
Bryn Mawr Bank Corp.	4,563	199,859
C&F Financial Corp.	1,155	63,525
Cadence BanCorp (A)	2,542	58,263
Camden National Corp.	4,384	191,318
Capital Bank Financial Corp., Class A	7,515	308,491
Capital City Bank Group, Inc.	3,904	93,735
Capstar Financial Holdings, Inc. (A)	3,469	67,923
Carolina Financial Corp.	4,161	149,297
Cathay General Bancorp	20,492	823,778
CenterState Bank Corp.	14,363	384,928
Central Pacific Financial Corp.	8,090	260,336
Central Valley Community Bancorp	3,867	86,234
Century Bancorp, Inc., Class A	1,270	101,727
Chemical Financial Corp.	19,147	1,000,622
Chemung Financial Corp.	1,420	66,882
Citizens & Northern Corp.	4,579	112,460
City Holding Company	4,035	290,157
Civista Bancshares, Inc. (B)	4,079	91,125
CNB Financial Corp.	4,681	127,885
CoBiz Financial, Inc.	10,755	211,228
Codorus Valley Bancorp, Inc.	2,574	79,048
Columbia Banking System, Inc.	15,856	667,696
Community Bank System, Inc.	13,163	727,256
Community Bankers Trust Corp. (A)	8,466	77,887
Community Trust Bancorp, Inc.	4,095	190,418
ConnectOne Bancorp, Inc.	8,570	210,822
CU Bancorp (A)	4,710	182,630
Customers Bancorp, Inc. (A)	7,629	248,858
CVB Financial Corp.	28,433	687,226
Eagle Bancorp, Inc. (A)	8,492	569,389
Enterprise Financial Services Corp.	5,986	253,507
Equity Bancshares, Inc., Class A (A)	3,288	116,987
Farmers & Merchants Bancorp, Inc. (B)	2,778	101,258
Farmers Capital Bank Corp.	2,173	91,375
Farmers National Banc Corp.	7,459	112,258
FB Financial Corp. (A)	3,502	132,095
FCB Financial Holdings, Inc.,
Class A (A)	9,496	458,657
Fidelity Southern Corp.	6,380	150,823
Financial Institutions, Inc.	4,584	132,019
First Bancorp (NC)	6,769	232,921
First BanCorp (PR) (A)	52,477	268,682
First Bancorp, Inc. (ME)	3,161	95,810
First Busey Corp.	9,955	312,189
First Business Financial Services, Inc.	3,257	74,097
First Citizens BancShares, Inc., Class A	1,953	730,207
First Commonwealth Financial Corp.	25,642	362,321
First Community Bancshares, Inc.	4,513	131,373
First Connecticut Bancorp, Inc.	4,379	117,138
First Financial Bancorp	17,013	444,890
First Financial Bankshares, Inc. (B)	17,364	784,853
First Financial Corp.	3,135	149,226
First Foundation, Inc. (A)	8,607	153,979
First Guaranty Bancshares, Inc. (B)	2,123	57,194
First Internet Bancorp	2,230	72,029
First Interstate BancSystem, Inc.,
Class A	7,124	272,493
First Merchants Corp.	11,124	477,553
First Mid-Illinois Bancshares, Inc.	2,345	90,048
First Midwest Bancorp, Inc.	27,706	648,875
First Northwest Bancorp (A)	3,802	65,014
Flushing Financial Corp.	7,907	234,996
FNB Bancorp	2,054	69,672
Franklin Financial Network, Inc. (A)	3,524	125,631
Fulton Financial Corp.	46,236	866,925
German American Bancorp, Inc.	6,025	229,131
Glacier Bancorp, Inc.	21,389	807,649
Great Southern Bancorp, Inc.	3,087	171,792
Great Western Bancorp, Inc.	16,129	665,805
Green Bancorp, Inc. (A)	6,214	146,961
Guaranty Bancorp	6,690	185,982
Hancock Holding Company	22,746	1,102,044
Hanmi Financial Corp.	8,565	265,087
HarborOne Bancorp, Inc. (A)	4,163	78,306
Heartland Financial USA, Inc.	6,445	318,383
Heritage Commerce Corp.	10,970	156,103
Heritage Financial Corp.	8,029	236,856
Hilltop Holdings, Inc.	20,048	521,248
Home BancShares, Inc.	42,638	1,075,319
HomeTrust Bancshares, Inc. (A)	5,186	133,021
Hope Bancorp, Inc.	35,665	631,627
Horizon Bancorp	6,137	179,016
Howard Bancorp, Inc. (A)(B)	3,546	74,111
IBERIABANK Corp.	13,522	1,110,832
Independent Bank Corp. (MA)	7,274	543,004
Independent Bank Corp. (MI)	5,991	135,696
Independent Bank Group, Inc.	4,922	296,797
International Bancshares Corp.	14,982	600,778
Investar Holding Corp.	3,155	76,036
Investors Bancorp, Inc.	68,306	931,694
Lakeland Bancorp, Inc.	12,239	249,676
Lakeland Financial Corp.	6,411	312,344
LCNB Corp.	2,880	60,336
LegacyTexas Financial Group, Inc.	13,039	520,517
Live Oak Bancshares, Inc.	6,288	147,454
Macatawa Bank Corp.	7,778	79,802
MainSource Financial Group, Inc.	6,704	240,405
MB Financial, Inc.	21,890	985,488
MBT Financial Corp.	6,585	72,106
Mercantile Bank Corp.	4,591	160,226
Midland States Bancorp, Inc.	4,608	145,981
MidSouth Bancorp, Inc.	5,235	63,082
MidWestOne Financial Group, Inc.	3,479	117,451
MutualFirst Financial, Inc.	1,560	59,982
National Bank Holdings Corp., Class A	6,583	234,947
National Bankshares, Inc. (B)	2,111	94,889
National Commerce Corp. (A)	3,351	143,423

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	11,740	$431,093
Nicolet Bankshares, Inc. (A)	2,502	143,940
Northeast Bancorp	2,608	68,199
Northrim BanCorp, Inc.	2,660	92,967
Norwood Financial Corp. (B)	2,132	65,069
OFG Bancorp (B)	13,051	119,417
Ohio Valley Banc Corp. (B)	1,834	66,758
Old Line Bancshares, Inc.	3,038	85,064
Old National Bancorp	36,302	664,327
Old Point Financial Corp. (B)	1,905	61,722
Old Second Bancorp, Inc.	9,090	122,261
Opus Bank (A)	6,057	145,368
Pacific Continental Corp.	6,433	173,369
Pacific Mercantile Bancorp (A)	7,010	64,142
Pacific Premier Bancorp, Inc. (A)	10,521	397,168
Paragon Commercial Corp. (A)	1,519	85,763
Park National Corp.	3,547	383,041
Park Sterling Corp.	14,648	181,928
Peapack Gladstone Financial Corp.	4,921	166,035
Penns Woods Bancorp, Inc.	1,867	86,759
Peoples Bancorp of North
Carolina, Inc. (B)	1,822	64,900
Peoples Bancorp, Inc.	4,721	158,578
Peoples Financial Services Corp.	2,003	95,743
People’s Utah Bancorp	4,227	137,166
Preferred Bank	3,619	218,407
Premier Financial Bancorp, Inc.	2,966	64,629
QCR Holdings, Inc.	3,522	160,251
Renasant Corp.	11,709	502,316
Republic Bancorp, Inc., Class A	2,738	106,481
Republic First Bancorp, Inc. (A)(B)	15,025	138,981
S&T Bancorp, Inc.	9,198	364,057
Sandy Spring Bancorp, Inc.	6,279	260,202
Seacoast Banking Corp. of Florida (A)	11,818	282,332
ServisFirst Bancshares, Inc.	12,824	498,212
Shore Bancshares, Inc.	5,089	84,732
Sierra Bancorp	3,492	94,808
Simmons First National Corp., Class A	8,500	492,150
SmartFinancial, Inc. (A)	2,693	64,794
South State Corp.	7,693	692,755
Southern First Bancshares, Inc. (A)	2,615	95,055
Southern National Bancorp of
Virginia, Inc.	6,950	118,081
Southside Bancshares, Inc.	7,415	269,609
Southwest Bancorp, Inc.	5,154	141,993
State Bank Financial Corp.	9,910	283,922
Sterling Bancorp	35,392	872,413
Stock Yards Bancorp, Inc.	6,053	230,014
Summit Financial Group, Inc.	2,513	64,484
Sun Bancorp, Inc.	3,348	83,198
Sunshine Bancorp, Inc. (A)(B)	2,603	60,494
Texas Capital Bancshares, Inc. (A)	13,623	1,168,853
The Bancorp, Inc. (A)	14,759	122,057
The Bank of NT Butterfield & Son, Ltd.	14,238	521,680
The Community Financial Corp. (B)	1,738	61,473
The First of Long Island Corp.	6,722	204,685
Tompkins Financial Corp.	3,850	331,639
Towne Bank	15,088	505,448
TriCo Bancshares	5,539	225,714
TriState Capital Holdings, Inc. (A)	6,481	148,415
Triumph Bancorp, Inc. (A)	4,949	159,605
Trustmark Corp.	18,278	605,367
UMB Financial Corp.	12,213	909,746
Umpqua Holdings Corp.	59,950	1,169,625
Union Bankshares Corp.	11,894	419,858
United Bankshares, Inc.	27,113	1,007,248
United Community Banks, Inc.	19,300	550,822
Univest Corp. of Pennsylvania	7,017	224,544
Valley National Bancorp	69,848	841,668
Veritex Holdings, Inc. (A)	4,752	128,114
Washington Trust Bancorp, Inc.	4,159	238,103
WashingtonFirst Bankshares, Inc.	3,029	107,802
WesBanco, Inc.	11,498	471,648
West Bancorporation, Inc.	4,936	120,438
Westamerica Bancorporation (B)	7,031	418,626
Wintrust Financial Corp.	14,967	1,172,066
		58,501,775
Capital markets – 1.3%
Arlington Asset Investment Corp.,
Class A (B)	6,540	83,254
Artisan Partners Asset Management, Inc.,
Class A	12,156	396,286
Associated Capital Group, Inc., Class A	1,760	62,832
B. Riley Financial, Inc.	6,231	106,239
Cohen & Steers, Inc.	5,998	236,861
Cowen, Inc. (A)	7,541	134,230
Diamond Hill Investment Group, Inc.	890	188,992
Donnelley Financial Solutions, Inc. (A)	9,248	199,387
Evercore, Inc., Class A	10,686	857,552
Financial Engines, Inc. (B)	16,230	563,993
GAIN Capital Holdings, Inc.	11,111	70,999
Greenhill & Company, Inc. (B)	7,789	129,297
Hamilton Lane, Inc. Class A.	4,411	118,435
Houlihan Lokey, Inc.	6,718	262,875
INTL. FCStone, Inc. (A)	4,347	166,577
Investment Technology Group, Inc.	9,378	207,629
Ladenburg Thalmann Financial
Services, Inc.	29,652	85,398
Moelis & Company, Class A	8,520	366,786
OM Asset Management PLC	20,980	313,022
Oppenheimer Holdings, Inc., Class A	3,664	63,570
Piper Jaffray Companies	4,014	238,231
PJT Partners, Inc., Class A	5,049	193,427
Pzena Investment Management, Inc.,
Class A	5,996	65,296
Safeguard Scientifics, Inc. (A)	7,704	102,848
Stifel Financial Corp.	18,272	976,821
Virtu Financial, Inc., Class A (B)	6,936	112,363
Virtus Investment Partners, Inc.	1,896	220,031
Waddell & Reed Financial, Inc.,
Class A (B)	22,180	445,153
Westwood Holdings Group, Inc.	2,333	156,941
WisdomTree Investments, Inc. (B)	32,524	331,094
		7,456,419
Consumer finance – 0.6%
Encore Capital Group, Inc. (A)(B)	6,726	297,962
Enova International, Inc. (A)	9,658	129,900
EZCORP, Inc., Class A (A)	14,568	138,396
FirstCash, Inc.	12,956	818,171
Green Dot Corp., Class A (A)	12,561	622,774
LendingClub Corp. (A)	87,851	535,013
Nelnet, Inc., Class A	5,430	274,215
PRA Group, Inc. (A)	12,684	363,397
Regional Management Corp. (A)	3,229	78,174
World Acceptance Corp. (A)	1,667	138,178
		3,396,180
Diversified financial services – 0.1%
FNFV Group (A)	16,909	289,989
Marlin Business Services Corp.	2,914	83,778

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
NewStar Financial, Inc.	9,486	$111,366
On Deck Capital, Inc. (A)(B)	15,132	70,666
		555,799
Insurance – 2.3%
Ambac Financial Group, Inc. (A)	12,724	219,616
American Equity Investment Life
Holding Company	23,786	691,697
AMERISAFE, Inc.	5,274	306,947
AmTrust Financial Services, Inc. (B)	23,955	322,434
Argo Group International Holdings, Ltd.	7,675	472,013
Atlas Financial Holdings, Inc. (A)	3,660	69,174
Baldwin & Lyons, Inc., Class B	3,763	84,856
Citizens, Inc. (A)(B)	14,049	103,260
CNO Financial Group, Inc.	46,041	1,074,597
eHealth, Inc. (A)	4,541	108,484
EMC Insurance Group, Inc.	2,741	77,159
Employers Holdings, Inc.	8,539	388,098
Enstar Group, Ltd. (A)	2,952	656,377
FBL Financial Group, Inc., Class A	2,810	209,345
Federated National Holding Company	4,091	63,861
Fidelity & Guaranty Life	2,864	88,927
Genworth Financial, Inc., Class A (A)	139,108	535,566
Global Indemnity, Ltd. (A)	2,455	104,092
Greenlight Capital Re, Ltd., Class A (A)	8,164	176,751
Hallmark Financial Services, Inc. (A)	5,420	62,926
HCI Group, Inc.	2,361	90,308
Health Insurance Innovations, Inc.,
Class A (A)	3,447	49,982
Heritage Insurance Holdings, Inc. (B)	7,746	102,325
Horace Mann Educators Corp.	11,255	442,884
Independence Holding Company	2,647	66,837
Infinity Property & Casualty Corp.	2,976	280,339
Investors Title Company	455	81,477
James River Group Holdings, Ltd.	5,913	245,271
Kemper Corp.	10,939	579,767
Kinsale Capital Group, Inc.	3,957	170,824
Maiden Holdings, Ltd.	20,782	165,217
MBIA, Inc. (A)	35,005	304,544
National General Holdings Corp.	13,898	265,591
National Western Life Group, Inc.,
Class A	637	222,313
NI Holdings, Inc. (A)	3,500	62,650
Primerica, Inc.	12,424	1,013,177
RLI Corp.	10,550	605,148
Safety Insurance Group, Inc.	3,818	291,313
Selective Insurance Group, Inc.	15,760	848,676
State Auto Financial Corp.	4,565	119,740
State National Companies, Inc.	8,235	172,853
Stewart Information Services Corp.	5,824	219,914
The Navigators Group, Inc.	5,577	325,418
Third Point Reinsurance, Ltd. (A)	20,449	319,004
Trupanion, Inc. (A)(B)	6,437	170,001
United Fire Group, Inc.	5,782	264,931
United Insurance Holdings Corp.	6,003	97,849
Universal Insurance Holdings, Inc.	8,791	202,193
WMIH Corp. (A)	63,103	59,948
		13,656,674
Mortgage real estate investment trusts – 0.8%
AG Mortgage Investment Trust, Inc.	7,684	147,840
Anworth Mortgage Asset Corp.	25,677	154,319
Apollo Commercial Real Estate
Finance, Inc.	27,387	495,979
Ares Commercial Real Estate Corp.	8,770	116,729
ARMOUR Residential REIT, Inc.	10,746	289,067
Capstead Mortgage Corp.	24,496	236,386
Cherry Hill Mortgage Investment Corp.	3,553	64,309
CYS Investments, Inc.	40,678	351,458
Dynex Capital, Inc.	14,367	104,448
Granite Point Mortgage Trust, Inc.	2,872	53,793
Great Ajax Corp.	5,843	82,328
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	13,483	328,581
Invesco Mortgage Capital, Inc.	29,808	510,611
KKR Real Estate Finance Trust, Inc. (B)	2,945	61,963
Ladder Capital Corp.	20,482	282,242
MTGE Investment Corp.	11,989	232,587
New York Mortgage Trust, Inc.	32,302	198,657
Orchid Island Capital, Inc.	11,864	120,894
Owens Realty Mortgage, Inc.	3,854	70,181
PennyMac Mortgage Investment Trust	16,843	292,900
Redwood Trust, Inc.	20,512	334,140
Resource Capital Corp.	9,951	107,272
Sutherland Asset Management Corp.	5,264	82,645
TPG RE Finance Trust, Inc. (A)	2,977	58,855
Western Asset Mortgage Capital Corp.	11,934	124,949
		4,903,133
Thrifts and mortgage finance – 2.3%
ASB Bancorp, Inc. (A)(B)	1,276	57,548
Astoria Financial Corp.	24,712	531,308
Bank Mutual Corp.	12,318	125,028
BankFinancial Corp.	5,252	83,454
Bear State Financial, Inc.	7,502	76,971
Beneficial Bancorp, Inc.	19,056	316,330
BofI Holding, Inc. (A)(B)	16,238	462,296
BSB Bancorp, Inc. (A)	2,912	87,214
Capitol Federal Financial, Inc.	34,461	506,577
Charter Financial Corp.	4,382	81,198
Clifton Bancorp, Inc.	6,154	102,895
Dime Community Bancshares, Inc.	9,031	194,167
Entegra Financial Corp. (A)	2,373	59,206
ESSA Bancorp, Inc.	3,834	60,194
Essent Group, Ltd. (A)	21,953	889,097
Federal Agricultural Mortgage Corp.,
Class C	2,484	180,686
First Defiance Financial Corp.	2,783	146,080
Flagstar Bancorp, Inc. (A)	5,647	200,356
Hingham Institution for Savings	378	71,922
Home Bancorp, Inc.	2,057	86,024
HomeStreet, Inc. (A)	6,465	174,555
Kearny Financial Corp.	22,968	352,559
LendingTree, Inc. (A)(B)	1,750	427,788
Malvern Bancorp, Inc. (A)	2,419	64,708
Meridian Bancorp, Inc.	12,887	240,343
Meta Financial Group, Inc.	2,547	199,685
MGIC Investment Corp. (A)	101,533	1,272,208
Nationstar Mortgage Holdings, Inc. (A)	8,323	154,558
NMI Holdings, Inc., Class A (A)	16,470	204,228
Northfield Bancorp, Inc.	12,133	210,508
Northwest Bancshares, Inc.	24,907	430,144
OceanFirst Financial Corp.	8,894	244,496
Ocwen Financial Corp. (A)	31,373	107,923
Oritani Financial Corp.	10,367	174,166
PCSB Financial Corp. (A)(B)	5,934	111,915
PennyMac Financial Services, Inc.,
Class A (A)	4,679	83,286
PHH Corp. (A)	15,288	212,962
Provident Financial Services, Inc.	16,304	434,828
Radian Group, Inc.	59,255	1,107,476
Riverview Bancorp, Inc.	7,558	63,487

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
SI Financial Group, Inc.	4,367	$65,287
Southern Missouri Bancorp, Inc.	2,354	85,897
Territorial Bancorp, Inc.	2,699	85,207
Timberland Bancorp, Inc.	2,303	72,176
TrustCo Bank Corp.	25,953	230,982
United Community Financial Corp.	13,397	128,611
United Financial Bancorp, Inc.	13,964	255,402
Walker & Dunlop, Inc. (A)	7,565	395,876
Washington Federal, Inc.	23,803	800,971
Waterstone Financial, Inc.	6,722	131,079
Western New England Bancorp, Inc.	9,208	100,367
WSFS Financial Corp.	8,221	400,774
		13,343,003
		101,812,983
Health care – 15.1%
Biotechnology – 6.1%
Abeona Therapeutics, Inc. (A)(B)	7,030	119,862
Acceleron Pharma, Inc. (A)	8,836	329,760
Achaogen, Inc. (A)(B)	9,662	154,109
Achillion Pharmaceuticals, Inc. (A)	33,221	149,162
Acorda Therapeutics, Inc. (A)	11,927	282,074
Adamas Pharmaceuticals, Inc. (A)(B)	4,350	92,090
Aduro Biotech, Inc. (A)(B)	12,370	131,741
Advaxis, Inc. (A)(B)	11,108	46,431
Agenus, Inc. (A)(B)	22,252	98,131
Aimmune Therapeutics, Inc. (A)(B)	9,650	239,224
Akebia Therapeutics, Inc. (A)	12,496	245,796
Alder Biopharmaceuticals, Inc. (A)	17,890	219,153
AMAG Pharmaceuticals, Inc. (A)	9,878	182,249
Amicus Therapeutics, Inc. (A)(B)	45,612	687,829
AnaptysBio, Inc. (A)	3,432	119,948
Anavex Life Sciences Corp. (A)(B)	11,627	48,136
Ardelyx, Inc. (A)	10,716	60,010
Arena Pharmaceuticals, Inc. (A)	10,929	278,690
Array BioPharma, Inc. (A)	47,687	586,550
Atara Biotherapeutics, Inc. (A)	7,374	122,040
Athersys, Inc. (A)(B)	32,236	66,406
Audentes Therapeutics, Inc. (A)	4,284	119,995
Avexis, Inc. (A)	6,907	668,114
Axovant Sciences, Ltd. (A)(B)	8,982	61,796
Bellicum Pharmaceuticals, Inc. (A)(B)	8,250	95,288
BioCryst Pharmaceuticals, Inc. (A)	23,010	120,572
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	3,032	113,336
BioSpecifics Technologies Corp. (A)	1,725	80,247
BioTime, Inc. (A)(B)	23,648	67,160
Bluebird Bio, Inc. (A)	12,554	1,724,292
Blueprint Medicines Corp. (A)	10,699	745,399
Calithera Biosciences, Inc. (A)(B)	8,718	137,309
Calyxt, Inc. (A)(B)	2,353	57,625
Cara Therapeutics, Inc. (A)(B)	7,702	105,440
Catalyst Pharmaceuticals, Inc. (A)(B)	21,904	55,198
Celldex Therapeutics, Inc. (A)(B)	35,863	102,568
ChemoCentryx, Inc. (A)	7,575	56,207
Chimerix, Inc. (A)	14,322	75,191
Clovis Oncology, Inc. (A)	12,103	997,287
Coherus Biosciences, Inc. (A)	11,012	147,010
Concert Pharmaceuticals, Inc. (A)	5,448	80,358
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	13,108	93,722
Curis, Inc. (A)	35,614	53,065
Cytokinetics, Inc. (A)	11,777	170,767
CytomX Therapeutics, Inc. (A)	8,285	150,538
Dyax Corp. (A)(C)	34,339	108,168
Dynavax Technologies Corp. (A)(B)	16,820	361,630
Eagle Pharmaceuticals, Inc. (A)(B)	2,297	136,993
Edge Therapeutics, Inc. (A)	6,383	68,490
Editas Medicine, Inc. (A)(B)	9,615	230,856
Emergent BioSolutions, Inc. (A)	9,161	370,562
Enanta Pharmaceuticals, Inc. (A)	4,268	199,742
Epizyme, Inc. (A)(B)	11,659	222,104
Esperion Therapeutics, Inc. (A)	4,709	236,015
Exact Sciences Corp. (A)	32,302	1,522,070
Fate Therapeutics, Inc. (A)	12,346	48,890
FibroGen, Inc. (A)	18,253	982,011
Five Prime Therapeutics, Inc. (A)	7,535	308,257
Flexion Therapeutics, Inc. (A)(B)	7,842	189,620
Foundation Medicine, Inc. (A)(B)	4,019	161,564
G1 Therapeutics, Inc. (A)	2,315	57,620
Genocea Biosciences, Inc. (A)(B)	8,987	13,121
Genomic Health, Inc. (A)	5,383	172,740
Geron Corp. (A)(B)	43,743	95,360
Global Blood Therapeutics, Inc. (A)	10,195	316,555
Halozyme Therapeutics, Inc. (A)(B)	33,059	574,235
Heron Therapeutics, Inc. (A)	12,992	209,821
Idera Pharmaceuticals, Inc. (A)(B)	33,165	73,958
Ignyta, Inc. (A)	13,832	170,825
Immune Design Corp. (A)(B)	5,226	54,089
ImmunoGen, Inc. (A)(B)	23,807	182,124
Immunomedics, Inc. (A)(B)	28,060	392,279
Inovio Pharmaceuticals, Inc. (A)(B)	23,128	146,632
Insmed, Inc. (A)	20,530	640,741
Insys Therapeutics, Inc. (A)(B)	7,021	62,346
Intellia Therapeutics, Inc. (A)(B)	4,239	105,339
Invitae Corp. (A)(B)	11,627	108,945
Iovance Biotherapeutics, Inc. (A)	15,456	119,784
Ironwood Pharmaceuticals, Inc. (A)	37,276	587,843
Jounce Therapeutics, Inc. (A)(B)	4,191	65,296
Karyopharm Therapeutics, Inc. (A)	9,924	108,966
Keryx Biopharmaceuticals, Inc. (A)(B)	25,135	178,459
Kindred Biosciences, Inc. (A)(B)	7,761	60,924
Kite Pharma, Inc. (A)	13,428	2,414,489
Kura Oncology, Inc. (A)	5,849	87,443
La Jolla Pharmaceutical Company (A)	4,834	168,127
Lexicon Pharmaceuticals, Inc. (A)(B)	12,270	150,798
Ligand Pharmaceuticals, Inc. (A)	5,596	761,895
Loxo Oncology, Inc. (A)	6,319	582,106
MacroGenics, Inc. (A)	9,536	176,225
Merrimack Pharmaceuticals, Inc. (B)	4,095	59,541
MiMedx Group, Inc. (A)(B)	28,894	343,261
Minerva Neurosciences, Inc. (A)	8,844	67,214
Momenta Pharmaceuticals, Inc. (A)	20,239	374,422
Myriad Genetics, Inc. (A)	17,635	638,034
NantKwest, Inc. (A)(B)	9,223	50,542
Natera, Inc. (A)	9,110	117,428
NewLink Genetics Corp. (A)(B)	6,425	65,407
Novavax, Inc. (A)(B)	82,984	94,602
Organovo Holdings, Inc. (A)(B)	30,953	68,716
PDL BioPharma, Inc. (A)	45,294	153,547
Pieris Pharmaceuticals, Inc. (A)	10,750	61,920
Portola Pharmaceuticals, Inc. (A)	15,201	821,310
Progenics Pharmaceuticals, Inc. (A)	20,367	149,901
Protagonist Therapeutics, Inc. (A)(B)	2,890	51,066
Prothena Corp. PLC (A)(B)	10,602	686,692
PTC Therapeutics, Inc. (A)	11,123	222,571
Puma Biotechnology, Inc. (A)	7,899	945,905
Ra Pharmaceuticals, Inc. (A)	3,712	54,195
Radius Health, Inc. (A)(B)	10,241	394,791
REGENXBIO, Inc. (A)	7,595	250,255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Repligen Corp. (A)	10,353	$396,727
Retrophin, Inc. (A)	10,512	261,644
Rigel Pharmaceuticals, Inc. (A)	36,694	93,203
Sage Therapeutics, Inc. (A)	9,548	594,840
Sangamo Therapeutics, Inc. (A)	22,984	344,760
Sarepta Therapeutics, Inc. (A)(B)	16,268	737,916
Selecta Biosciences, Inc. (A)	4,006	73,110
Seres Therapeutics, Inc. (A)(B)	6,057	97,154
Spark Therapeutics, Inc. (A)	7,363	656,485
Spectrum Pharmaceuticals, Inc. (A)	21,515	302,716
Stemline Therapeutics, Inc. (A)	7,175	79,643
Strongbridge Biopharma PLC (A)(B)	6,742	46,520
Synergy Pharmaceuticals, Inc. (A)(B)	64,100	185,890
Syros Pharmaceuticals, Inc. (A)	3,718	54,729
TG Therapeutics, Inc. (A)(B)	13,781	163,305
Ultragenyx Pharmaceutical, Inc. (A)	10,925	581,866
Vanda Pharmaceuticals, Inc. (A)	12,171	217,861
Veracyte, Inc. (A)	7,862	68,950
Versartis, Inc. (A)	9,394	23,015
Voyager Therapeutics, Inc. (A)	4,558	93,849
Xencor, Inc. (A)	10,730	245,932
ZIOPHARM Oncology, Inc. (A)(B)	37,188	228,334
		35,543,701
Health care equipment and supplies – 3.5%
Abaxis, Inc.	6,058	270,490
Accuray, Inc. (A)	24,742	98,968
Analogic Corp.	3,482	291,618
AngioDynamics, Inc. (A)	10,386	177,497
Anika Therapeutics, Inc. (A)	4,007	232,406
Antares Pharma, Inc. (A)	41,391	134,107
AtriCure, Inc. (A)	9,033	202,068
Atrion Corp.	384	258,048
AxoGen, Inc. (A)	7,869	152,265
Cantel Medical Corp.	9,950	936,992
Cardiovascular Systems, Inc. (A)	9,025	254,054
Cerus Corp. (A)(B)	31,764	86,716
CONMED Corp.	7,528	394,994
Corindus Vascular Robotics, Inc. (A)(B)	32,153	48,873
CryoLife, Inc. (A)	9,074	205,980
Cutera, Inc. (A)	3,786	156,551
Endologix, Inc. (A)(B)	24,452	109,056
Entellus Medical, Inc. (A)(B)	3,807	70,277
Exactech, Inc. (A)	3,228	106,363
FONAR Corp. (A)	1,938	59,109
GenMark Diagnostics, Inc. (A)	14,671	141,282
Glaukos Corp. (A)(B)	7,996	263,868
Globus Medical, Inc., Class A (A)	19,207	570,832
Haemonetics Corp. (A)	14,323	642,673
Halyard Health, Inc. (A)	12,831	577,780
Heska Corp. (A)	1,805	159,002
ICU Medical, Inc. (A)	4,062	754,923
Inogen, Inc. (A)	4,677	444,783
Insulet Corp. (A)	16,016	882,161
Integer Holdings Corp. (A)	8,445	431,962
Integra LifeSciences Holdings Corp. (A)	17,399	878,302
Invacare Corp. (B)	9,154	144,176
iRhythm Technologies, Inc. (A)	3,866	200,568
K2M Group Holdings, Inc. (A)	11,698	248,115
Lantheus Holdings, Inc. (A)	8,617	153,383
LeMaitre Vascular, Inc.	4,197	157,052
LivaNova PLC (A)(B)	13,205	925,142
Masimo Corp. (A)	12,295	1,064,255
Meridian Bioscience, Inc.	11,849	169,441
Merit Medical Systems, Inc. (A)	13,397	567,363
Natus Medical, Inc. (A)	8,967	336,263
Neogen Corp. (A)	10,207	790,634
Nevro Corp. (A)	7,581	688,961
Novocure, Ltd. (A)(B)	15,930	316,211
NuVasive, Inc. (A)	13,909	771,393
NxStage Medical, Inc. (A)	17,809	491,528
OraSure Technologies, Inc. (A)	15,573	350,393
Orthofix International NV (A)	4,792	226,422
Oxford Immunotec Global PLC (A)	6,712	112,762
Penumbra, Inc. (A)	8,011	723,393
Quidel Corp. (A)	7,772	340,880
Rockwell Medical, Inc. (A)(B)	14,249	121,971
RTI Surgical, Inc. (A)	16,912	76,950
Sientra, Inc. (A)	4,584	70,594
STAAR Surgical Company (A)	11,909	148,267
Surmodics, Inc. (A)	3,939	122,109
Tactile Systems Technology, Inc. (A)	2,645	81,863
Utah Medical Products, Inc.	1,129	83,038
Varex Imaging Corp. (A)	10,398	351,868
ViewRay, Inc. (A)(B)	9,956	57,347
Wright Medical Group NV (A)	28,788	744,746
		20,631,088
Health care providers and services – 2.0%
Aceto Corp.	8,799	98,813
Addus HomeCare Corp. (A)	2,304	81,331
Almost Family, Inc. (A)	3,611	193,911
Amedisys, Inc. (A)	7,877	440,797
AMN Healthcare Services, Inc. (A)	12,830	586,331
BioScrip, Inc. (A)	34,860	95,865
BioTelemetry, Inc. (A)	7,838	258,654
Capital Senior Living Corp. (A)	7,511	94,263
Chemed Corp.	4,261	860,935
Civitas Solutions, Inc. (A)	4,817	88,874
Community Health Systems, Inc. (A)(B)	27,335	209,933
CorVel Corp. (A)	2,579	140,298
Cross Country Healthcare, Inc. (A)	10,231	145,587
Diplomat Pharmacy, Inc. (A)	13,431	278,156
HealthEquity, Inc. (A)	13,723	694,109
HealthSouth Corp.	26,740	1,239,399
Kindred Healthcare, Inc.	23,892	162,466
Landauer, Inc.	2,596	174,711
LHC Group, Inc. (A)	4,300	304,956
Magellan Health, Inc. (A)	6,528	563,366
Molina Healthcare, Inc. (A)	12,069	829,864
National HealthCare Corp.	3,124	195,469
National Research Corp., Class A	2,763	104,165
Owens & Minor, Inc.	16,461	480,661
PetIQ, Inc. (A)	2,281	61,769
PharMerica Corp. (A)	8,260	242,018
R1 RCM, Inc. (A)(B)	29,374	108,978
RadNet, Inc. (A)	10,915	126,068
Select Medical Holdings Corp. (A)	29,656	569,395
Surgery Partners, Inc. (A)(B)	5,710	59,099
Teladoc, Inc. (A)(B)	14,851	492,311
Tenet Healthcare Corp. (A)(B)	22,815	374,850
The Ensign Group, Inc.	13,468	304,242
The Providence Service Corp. (A)	3,285	177,653
Tivity Health, Inc. (A)	9,987	407,470
Triple-S Management Corp., Class B (A)	6,733	159,437
US Physical Therapy, Inc.	3,402	209,053
		11,615,257
Health care technology – 0.8%
Allscripts Healthcare Solutions, Inc. (A)	49,954	710,845
Castlight Health, Inc., B Shares (A)(B)	19,944	85,759
Computer Programs & Systems, Inc. (B)	3,224	95,269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Cotiviti Holdings, Inc. (A)	10,064	$362,103
Evolent Health, Inc., Class A (A)	14,655	260,859
HealthStream, Inc. (A)	7,321	171,092
HMS Holdings Corp. (A)	23,239	461,527
Inovalon Holdings, Inc., Class A (A)(B)	17,297	294,914
Medidata Solutions, Inc. (A)	15,483	1,208,603
Omnicell, Inc. (A)	10,058	513,461
Quality Systems, Inc. (A)	14,878	234,031
Tabula Rasa HealthCare, Inc. (A)	2,857	76,396
Vocera Communications, Inc. (A)	7,841	245,972
		4,720,831
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	7,424	166,669
Cambrex Corp. (A)	8,909	489,995
Enzo Biochem, Inc. (A)	11,922	124,823
INC Research Holdings, Inc.,
Class A (A)	14,978	783,349
Luminex Corp.	11,352	230,786
Medpace Holdings, Inc. (A)	1,859	59,302
NanoString Technologies, Inc. (A)	6,227	100,628
NeoGenomics, Inc. (A)	16,033	178,447
Pacific Biosciences of
California, Inc. (A)	29,720	156,030
PAREXEL International Corp. (A)	13,689	1,205,727
PRA Health Sciences, Inc. (A)	13,345	1,016,489
		4,512,245
Pharmaceuticals – 2.0%
Aclaris Therapeutics, Inc. (A)	6,401	165,210
Aerie Pharmaceuticals, Inc. (A)	9,028	438,761
Akcea Therapeutics, Inc. (A)(B)	4,230	117,044
Amphastar Pharmaceuticals, Inc. (A)	10,349	184,937
ANI Pharmaceuticals, Inc. (A)	2,301	120,779
Aratana Therapeutics, Inc. (A)	12,254	75,117
Assembly Biosciences, Inc. (A)	4,079	142,439
Catalent, Inc. (A)	34,559	1,379,595
Chelsea Therapeutics
International, Ltd. (A)(C)	21,039	1,683
Clearside Biomedical, Inc. (A)(B)	6,548	57,230
Collegium Pharmaceutical, Inc. (A)(B)	6,710	70,388
Corcept Therapeutics, Inc. (A)	25,153	485,453
Corium International, Inc. (A)(B)	7,506	83,166
Depomed, Inc. (A)	16,591	96,062
Dermira, Inc. (A)	10,548	284,796
Durect Corp. (A)	42,057	74,441
Horizon Pharma PLC (A)	45,024	570,904
Impax Laboratories, Inc. (A)	20,273	411,542
Innoviva, Inc. (A)	21,237	299,866
Intersect ENT, Inc. (A)	7,271	226,492
Intra-Cellular Therapies, Inc. (A)	9,560	150,857
Kala Pharmaceuticals, Inc. (A)	2,371	54,154
Lannett Company, Inc. (A)(B)	7,930	146,309
MyoKardia, Inc. (A)	5,340	228,819
Nektar Therapeutics (A)	40,857	980,568
Neos Therapeutics, Inc. (A)	7,206	65,935
Omeros Corp. (A)(B)	12,391	267,893
Pacira Pharmaceuticals, Inc. (A)	10,821	406,329
Paratek Pharmaceuticals, Inc. (A)	6,650	166,915
Phibro Animal Health Corp., Class A	5,306	196,587
Prestige Brands Holdings, Inc. (A)	14,581	730,362
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	3,185	99,054
Revance Therapeutics, Inc. (A)(B)	6,498	179,020
SciClone Pharmaceuticals, Inc. (A)	14,801	165,771
Sucampo Pharmaceuticals, Inc.,
Class A (A)	7,049	83,178
Supernus Pharmaceuticals, Inc. (A)	13,047	521,880
Teligent, Inc. (A)(B)	12,217	81,976
Tetraphase Pharmaceuticals, Inc. (A)	14,729	100,746
The Medicines Company (A)(B)	19,062	706,056
TherapeuticsMD, Inc. (A)(B)	43,772	231,554
Theravance Biopharma, Inc. (A)(B)	11,598	397,116
WaVe Life Sciences, Ltd. (A)	3,520	76,561
Zogenix, Inc. (A)	7,336	257,127
		11,580,672
		88,603,794
Industrials – 14.5%
Aerospace and defense – 1.4%
AAR Corp.	8,622	325,739
Aerojet Rocketdyne Holdings, Inc. (A)	19,042	666,660
Aerovironment, Inc. (A)	5,774	312,489
Astronics Corp. (A)	6,142	182,725
Axon Enterprise, Inc. (A)(B)	14,343	325,156
Cubic Corp.	6,975	355,725
Curtiss-Wright Corp.	11,938	1,247,999
DigitalGlobe, Inc. (A)	16,906	595,937
Ducommun, Inc. (A)	3,192	102,304
Engility Holdings, Inc. (A)	5,134	178,047
Esterline Technologies Corp. (A)	7,175	646,826
KLX, Inc. (A)	14,177	750,389
Kratos Defense & Security
Solutions, Inc. (A)	20,149	263,549
Mercury Systems, Inc. (A)	12,845	666,399
Moog, Inc., Class A (A)	8,686	724,673
National Presto Industries, Inc. (B)	1,362	144,985
Sparton Corp. (A)	2,939	68,214
The KeyW Holding Corp. (A)(B)	14,583	110,977
Triumph Group, Inc.	13,426	399,424
Vectrus, Inc. (A)	3,211	99,027
Wesco Aircraft Holdings, Inc. (A)	16,245	152,703
		8,319,947
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,340	397,716
Atlas Air Worldwide Holdings, Inc. (A)	6,454	424,673
Echo Global Logistics, Inc. (A)	7,721	145,541
Forward Air Corp.	8,303	475,181
Hub Group, Inc., Class A (A)	9,134	392,305
Radiant Logistics, Inc. (A)	11,638	61,798
		1,897,214
Airlines – 0.3%
Allegiant Travel Company	3,426	451,204
Hawaiian Holdings, Inc. (A)	14,496	544,325
SkyWest, Inc.	13,986	613,985
		1,609,514
Building products – 1.2%
AAON, Inc.	11,371	392,015
Advanced Drainage Systems, Inc.	9,893	200,333
American Woodmark Corp. (A)	3,911	376,434
Apogee Enterprises, Inc.	7,834	378,069
Armstrong Flooring, Inc. (A)	6,839	107,714
Builders FirstSource, Inc. (A)	26,812	482,348
Caesarstone, Ltd. (A)	6,419	191,286
Continental Building Products, Inc. (A)	10,937	284,362
CSW Industrials, Inc. (A)	4,086	181,214
Gibraltar Industries, Inc. (A)	8,964	279,229
Griffon Corp.	8,247	183,083
Insteel Industries, Inc.	5,321	138,931

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
JELD-WEN Holding, Inc. (A)	14,982	$532,161
Masonite International Corp. (A)	8,190	566,748
NCI Building Systems, Inc. (A)	11,202	174,751
Patrick Industries, Inc. (A)	4,446	373,909
PGT Innovations, Inc. (A)	13,810	206,460
Ply Gem Holdings, Inc. (A)	6,421	109,478
Quanex Building Products Corp.	9,582	219,907
Simpson Manufacturing Company, Inc.	11,147	546,649
Trex Company, Inc. (A)	8,102	729,747
Universal Forest Products, Inc.	5,486	538,506
		7,193,334
Commercial services and supplies – 2.4%
ABM Industries, Inc.	15,103	629,946
ACCO Brands Corp. (A)	29,684	353,240
Advanced Disposal Services, Inc. (A)	11,971	301,549
Brady Corp., Class A	12,631	479,346
Casella Waste Systems, Inc., Class A (A)	11,148	209,582
CECO Environmental Corp.	9,471	80,125
Covanta Holding Corp.	31,822	472,557
Deluxe Corp.	13,109	956,433
Ennis, Inc.	7,412	145,646
Essendant, Inc.	11,147	146,806
Healthcare Services Group, Inc.	19,490	1,051,875
Heritage-Crystal Clean, Inc. (A)	4,386	95,396
Herman Miller, Inc.	16,203	581,688
HNI Corp.	12,218	506,680
Hudson Technologies, Inc. (A)	10,810	84,426
InnerWorkings, Inc. (A)	13,473	151,571
Interface, Inc.	17,438	381,892
Kimball International, Inc., Class B	10,500	207,585
Knoll, Inc.	13,421	268,420
LSC Communications, Inc.	9,594	158,397
Matthews International Corp., Class A	8,603	535,537
McGrath RentCorp	6,409	280,394
Mobile Mini, Inc.	12,364	425,940
MSA Safety, Inc.	9,133	726,165
Multi-Color Corp.	3,730	305,674
Quad/Graphics, Inc.	8,990	203,264
RR Donnelley & Sons Company	20,112	207,154
SP Plus Corp. (A)	4,886	192,997
Steelcase, Inc., Class A	23,523	362,254
Team, Inc. (A)	8,542	114,036
Tetra Tech, Inc.	15,639	727,995
The Brink’s Company	12,555	1,057,759
UniFirst Corp.	4,140	627,210
US Ecology, Inc.	6,003	322,961
Viad Corp.	5,465	332,819
VSE Corp.	2,534	144,083
West Corp.	11,948	280,420
		14,109,822
Construction and engineering – 1.1%
Aegion Corp. (A)	9,276	215,945
Argan, Inc.	3,899	262,208
Chicago Bridge & Iron Company
NV (B)	27,875	468,300
Comfort Systems USA, Inc.	9,957	355,465
Dycom Industries, Inc. (A)	8,251	708,596
EMCOR Group, Inc.	15,985	1,109,039
Granite Construction, Inc.	10,864	629,569
Great Lakes Dredge & Dock Corp. (A)	18,706	90,724
HC2 Holdings, Inc. (A)	12,803	67,600
KBR, Inc.	38,372	686,091
Layne Christensen Company (A)	6,159	77,295
MasTec, Inc. (A)	18,239	846,290
MYR Group, Inc. (A)	4,696	136,841
Northwest Pipe Company (A)	3,199	60,845
NV5 Global, Inc. (A)	2,349	128,373
Orion Group Holdings, Inc. (A)	9,168	60,142
Primoris Services Corp.	10,826	318,501
Sterling Construction Company, Inc. (A)	7,801	118,809
Tutor Perini Corp. (A)	10,354	294,054
		6,634,687
Electrical equipment – 0.6%
Allied Motion Technologies, Inc.	2,165	54,861
Atkore International Group, Inc. (A)	9,175	179,004
AZZ, Inc.	7,127	347,085
Babcock & Wilcox
Enterprises, Inc. (A)(B)	14,820	49,351
Encore Wire Corp.	5,672	253,964
Energous Corp. (A)(B)	5,697	72,124
EnerSys	11,938	825,751
Generac Holdings, Inc. (A)	16,785	770,935
General Cable Corp.	13,654	257,378
LSI Industries, Inc.	8,601	56,853
Plug Power, Inc. (A)(B)	63,854	166,659
Powell Industries, Inc.	2,986	89,550
Preformed Line Products Company	1,065	71,675
Sunrun, Inc. (A)(B)	23,917	132,739
Thermon Group Holdings, Inc. (A)	9,137	164,375
TPI Composites, Inc. (A)	3,149	70,349
Vicor Corp. (A)	4,972	117,339
		3,679,992
Industrial conglomerates – 0.1%
Raven Industries, Inc.	9,961	322,736
Machinery – 3.7%
Actuant Corp., Class A	16,410	420,096
Alamo Group, Inc.	2,568	275,726
Albany International Corp., Class A	7,926	454,952
Altra Industrial Motion Corp.	7,793	374,843
American Railcar Industries, Inc. (B)	2,218	85,615
Astec Industries, Inc.	5,956	333,596
Barnes Group, Inc.	13,652	961,647
Briggs & Stratton Corp.	11,502	270,297
Chart Industries, Inc. (A)	8,433	330,827
CIRCOR International, Inc.	4,642	252,664
Columbus McKinnon Corp.	6,130	232,143
Commercial Vehicle Group, Inc. (A)	8,213	60,366
DMC Global, Inc.	4,423	74,749
Douglas Dynamics, Inc.	6,251	246,289
Energy Recovery, Inc. (A)(B)	11,232	88,733
EnPro Industries, Inc.	5,791	466,349
ESCO Technologies, Inc.	6,994	419,290
Federal Signal Corp.	16,245	345,694
Franklin Electric Company, Inc.	12,671	568,294
FreightCar America, Inc.	4,075	79,707
Global Brass & Copper Holdings, Inc.	6,137	207,431
Graham Corp.	3,350	69,781
Hardinge, Inc.	4,055	61,920
Harsco Corp. (A)	22,250	465,025
Hillenbrand, Inc.	17,155	666,472
Hurco Companies, Inc.	2,016	83,866
Hyster-Yale Materials Handling, Inc.	2,880	220,147
John Bean Technologies Corp.	8,573	866,730
Kadant, Inc.	2,996	295,256
Kennametal, Inc.	21,870	882,236
LB Foster Company, Class A (A)	2,760	62,790
Lindsay Corp. (B)	2,824	259,526
Lydall, Inc. (A)	4,658	266,903

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Meritor, Inc. (A)	22,973	$597,528
Milacron Holdings Corp. (A)	14,931	251,737
Miller Industries, Inc.	3,546	99,111
Mueller Industries, Inc.	15,715	549,239
Mueller Water Products, Inc., Class A	42,162	539,674
Navistar International Corp. (A)	13,801	608,210
NN, Inc.	7,619	220,951
Omega Flex, Inc.	901	64,728
Park-Ohio Holdings Corp.	2,584	117,830
Proto Labs, Inc. (A)	6,777	544,193
RBC Bearings, Inc. (A)	6,331	792,325
REV Group, Inc. (B)	3,730	107,275
Rexnord Corp. (A)	28,491	723,956
Spartan Motors, Inc.	10,968	121,196
SPX Corp. (A)	11,652	341,870
SPX FLOW, Inc. (A)	11,444	441,281
Standex International Corp.	3,444	365,753
Sun Hydraulics Corp.	6,566	354,564
Tennant Company	4,936	326,763
The Gorman-Rupp Company	4,996	162,720
The Greenbrier Companies, Inc. (B)	7,397	356,166
The Manitowoc Company, Inc. (A)	36,141	325,269
Titan International, Inc.	14,528	147,459
TriMas Corp. (A)	12,473	336,771
Twin Disc, Inc. (A)	3,118	58,026
Wabash National Corp. (B)	16,050	366,261
Watts Water Technologies, Inc., Class A	7,511	519,761
Woodward, Inc.	14,425	1,119,524
		21,310,101
Marine – 0.1%
Costamare, Inc.	14,788	91,390
Eagle Bulk Shipping, Inc. (A)	12,340	55,900
Matson, Inc.	12,064	339,964
Scorpio Bulkers, Inc. (A)	17,001	119,857
		607,111
Professional services – 1.2%
Acacia Research Corp. (A)	16,560	75,348
Barrett Business Services, Inc.	2,062	116,565
CBIZ, Inc. (A)	14,191	230,604
CRA International, Inc.	2,595	106,525
Exponent, Inc.	7,035	519,887
Franklin Covey Company (A)	3,315	67,295
FTI Consulting, Inc. (A)	10,713	380,097
GP Strategies Corp. (A)	3,689	113,806
Heidrick & Struggles International, Inc.	5,490	116,114
Hill International, Inc. (A)	11,392	54,112
Huron Consulting Group, Inc. (A)	6,334	217,256
ICF International, Inc. (A)	4,988	269,103
Insperity, Inc.	4,965	436,920
Kelly Services, Inc., Class A	8,251	207,018
Kforce, Inc.	6,770	136,754
Korn/Ferry International	14,014	552,572
Mistras Group, Inc. (A)	5,224	107,092
Navigant Consulting, Inc. (A)	13,228	223,818
On Assignment, Inc. (A)	13,929	747,709
Resources Connection, Inc.	8,650	120,235
RPX Corp. (A)	12,890	171,179
The Advisory Board Company (A)	11,086	594,487
TriNet Group, Inc. (A)	11,449	384,915
TrueBlue, Inc. (A)	11,461	257,299
WageWorks, Inc. (A)	10,912	662,358
Willdan Group, Inc. (A)	2,265	73,522
		6,942,590
Road and rail – 0.9%
ArcBest Corp.	7,295	244,018
Avis Budget Group, Inc. (A)	20,612	784,493
Covenant Transportation Group, Inc.,
Class A (A)	3,776	109,428
Daseke, Inc. (A)(B)	6,750	88,088
Heartland Express, Inc.	13,370	335,320
Hertz Global Holdings, Inc. (A)(B)	15,349	343,204
Knight-Swift Transportation
Holdings, Inc. (A)	34,221	1,421,883
Marten Transport, Ltd.	11,612	238,627
Roadrunner Transportation
Systems, Inc. (A)	9,542	90,935
Saia, Inc. (A)	7,043	441,244
Schneider National, Inc., Class B	9,241	233,797
Werner Enterprises, Inc.	13,238	483,849
YRC Worldwide, Inc. (A)	9,449	130,396
		4,945,282
Trading companies and distributors – 1.2%
Aircastle, Ltd.	12,952	288,700
Applied Industrial Technologies, Inc.	10,494	690,505
Beacon Roofing Supply, Inc. (A)	16,608	851,160
BMC Stock Holdings, Inc. (A)	18,006	384,428
CAI International, Inc. (A)	4,391	133,135
DXP Enterprises, Inc. (A)	4,672	147,121
Foundation Building Materials, Inc. (A)	4,434	62,697
GATX Corp.	10,468	644,410
GMS, Inc. (A)	7,577	268,226
H&E Equipment Services, Inc.	8,924	260,581
Herc Holdings, Inc. (A)	6,784	333,298
Huttig Building Products, Inc. (A)(B)	7,925	55,951
Kaman Corp.	7,263	405,130
MRC Global, Inc. (A)	24,701	432,020
Neff Corp., Class A (A)	2,483	62,075
Nexeo Solutions, Inc. (A)	8,014	58,502
NOW, Inc. (A)	29,663	409,646
Rush Enterprises, Inc., Class A (A)	7,568	350,323
Rush Enterprises, Inc., Class B (A)	2,173	94,786
SiteOne Landscape Supply, Inc. (A)	9,309	540,853
Textainer Group Holdings, Ltd. (A)	7,750	132,913
Titan Machinery, Inc. (A)	5,862	91,037
Triton International, Ltd. (A)	11,952	397,763
Veritiv Corp. (A)	3,345	108,713
		7,203,973
		84,776,303
Information technology – 16.2%
Communications equipment – 1.6%
Acacia Communications, Inc. (A)(B)	5,191	244,496
ADTRAN, Inc.	13,390	321,360
Applied Optoelectronics, Inc. (A)(B)	5,042	326,066
CalAmp Corp. (A)	9,726	226,130
Calix, Inc. (A)	13,747	69,422
Ciena Corp. (A)	38,710	850,459
Comtech Telecommunications Corp.	6,570	134,882
Digi International, Inc. (A)	8,389	88,923
EMCORE Corp. (A)	8,239	67,560
Extreme Networks, Inc. (A)	29,986	356,534
Finisar Corp. (A)	31,294	693,788
Harmonic, Inc. (A)	24,352	74,274
Infinera Corp. (A)	40,759	361,532
InterDigital, Inc.	9,464	697,970
KVH Industries, Inc. (A)	5,109	61,053
Lumentum Holdings, Inc. (A)	16,745	910,091
NETGEAR, Inc. (A)	8,993	428,067
NetScout Systems, Inc. (A)	23,778	769,218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Oclaro, Inc. (A)(B)	45,528	$392,907
Plantronics, Inc.	9,225	407,930
Quantenna Communications, Inc. (A)	6,170	103,718
Sonus Networks, Inc. (A)	14,226	108,829
Ubiquiti Networks, Inc. (A)(B)	6,286	352,142
ViaSat, Inc. (A)(B)	14,591	938,493
Viavi Solutions, Inc. (A)	63,017	596,141
		9,581,985
Electronic equipment, instruments and components – 2.8%
Anixter International, Inc. (A)	7,934	674,390
AVX Corp.	12,482	227,547
Badger Meter, Inc.	7,541	369,509
Bel Fuse, Inc., Class B	3,133	97,750
Belden, Inc.	11,502	926,256
Benchmark Electronics, Inc. (A)	13,619	465,089
Control4 Corp. (A)	6,795	200,181
CTS Corp.	8,924	215,068
Daktronics, Inc.	11,061	116,915
Electro Scientific Industries, Inc. (A)	9,411	131,001
ePlus, Inc. (A)	3,635	336,056
Fabrinet (A)	9,862	365,486
FARO Technologies, Inc. (A)	4,745	181,496
Fitbit, Inc., Class A (A)(B)	48,511	337,637
II-VI, Inc. (A)	16,620	683,913
Insight Enterprises, Inc. (A)	9,790	449,557
Itron, Inc. (A)	9,352	724,312
KEMET Corp. (A)	13,021	275,134
Kimball Electronics, Inc. (A)	7,543	163,306
Knowles Corp. (A)	24,390	372,435
Littelfuse, Inc.	6,138	1,202,311
Maxwell Technologies, Inc. (A)	11,052	56,697
Mesa Laboratories, Inc.	913	136,329
Methode Electronics, Inc.	9,723	411,769
MicroVision, Inc. (A)(B)	24,352	67,699
MTS Systems Corp.	4,671	249,665
Novanta, Inc. (A)	8,739	381,020
OSI Systems, Inc. (A)	4,737	432,820
Park Electrochemical Corp.	5,739	106,172
PC Connection, Inc.	3,306	93,196
Plexus Corp. (A)	9,147	512,964
Rogers Corp. (A)	4,932	657,337
Sanmina Corp. (A)	20,494	761,352
ScanSource, Inc. (A)	6,844	298,741
SYNNEX Corp.	7,906	1,000,188
Systemax, Inc.	3,291	86,981
Tech Data Corp. (A)	9,563	849,673
TTM Technologies, Inc. (A)	25,768	396,054
VeriFone Systems, Inc. (A)	30,609	620,751
Vishay Intertechnology, Inc.	36,441	685,091
Vishay Precision Group, Inc. (A)	3,253	79,373
		16,399,221
Internet software and services – 3.0%
2U, Inc. (A)	11,998	672,368
Actua Corp. (A)	9,240	141,372
Alarm.com Holdings, Inc. (A)	5,556	251,020
Alteryx, Inc., Class A (A)	2,830	57,647
Amber Road, Inc. (A)	6,563	50,404
Angie’s List, Inc. (A)(B)	11,560	144,038
Appfolio, Inc., Class A (A)	2,289	109,758
Apptio, Inc., Class A (A)	6,428	118,725
Bankrate, Inc. (A)	13,165	183,652
Bazaarvoice, Inc. (A)	24,721	122,369
Benefitfocus, Inc. (A)(B)	4,546	152,973
Blucora, Inc. (A)	11,709	296,238
Box, Inc., Class A (A)	22,345	431,705
Brightcove, Inc. (A)	10,702	77,054
Carbonite, Inc. (A)	7,026	154,572
Care.com, Inc. (A)	4,014	63,782
Cars.com, Inc. (A)(B)	19,745	525,414
ChannelAdvisor Corp. (A)	7,624	87,676
Cimpress NV (A)(B)	6,844	668,385
Cloudera, Inc. (A)(B)	4,066	67,577
CommerceHub, Inc., Series A (A)	4,289	96,803
CommerceHub, Inc., Series C (A)	7,578	161,790
Cornerstone OnDemand, Inc. (A)	14,334	582,104
Coupa Software, Inc. (A)	8,639	269,105
Endurance International Group
Holdings, Inc. (A)	16,893	138,523
Envestnet, Inc. (A)	11,866	605,166
Etsy, Inc. (A)	31,869	537,949
Five9, Inc. (A)	14,303	341,842
Gogo, Inc. (A)(B)	16,281	192,279
GrubHub, Inc. (A)	23,570	1,241,196
GTT Communications, Inc. (A)	8,690	275,039
Hortonworks, Inc. (A)	14,121	239,351
Instructure, Inc. (A)	5,990	198,569
Internap Corp. (A)(B)	23,631	102,795
j2 Global, Inc.	12,706	938,719
Limelight Networks, Inc. (A)	22,355	88,749
Liquidity Services, Inc. (A)	8,695	51,301
LivePerson, Inc. (A)	14,924	202,220
MINDBODY, Inc., Class A (A)	11,603	299,938
MuleSoft, Inc., Class A (A)	6,912	139,208
New Relic, Inc. (A)	8,312	413,938
NIC, Inc.	17,658	302,835
Nutanix, Inc., Class A (A)(B)	15,751	352,665
Okta, Inc. (A)(B)	3,937	111,063
Q2 Holdings, Inc. (A)	8,729	363,563
QuinStreet, Inc. (A)	11,557	84,944
Quotient Technology, Inc. (A)	20,155	315,426
Shutterstock, Inc. (A)(B)	5,242	174,506
SPS Commerce, Inc. (A)	4,597	260,696
Stamps.com, Inc. (A)	4,342	879,906
TechTarget, Inc. (A)	6,241	74,518
The Meet Group, Inc. (A)	19,558	71,191
The Trade Desk, Inc., Class A (A)	6,501	399,877
TrueCar, Inc. (A)(B)	19,242	303,831
Tucows, Inc., Class A (A)(B)	2,572	150,591
Twilio, Inc., Class A (A)(B)	17,169	512,495
Web.com Group, Inc. (A)	10,438	260,950
XO Group, Inc. (A)	7,060	138,870
Yelp, Inc. (A)	21,336	923,849
Yext, Inc. (A)(B)	3,812	50,623
		17,225,712
IT services – 1.8%
Acxiom Corp. (A)	21,875	539,000
Blackhawk Network Holdings, Inc. (A)	14,972	655,774
CACI International, Inc., Class A (A)	6,675	930,161
Cardtronics PLC, Class A (A)	12,522	288,131
Cass Information Systems, Inc.	3,106	197,045
Convergys Corp.	25,633	663,638
CSG Systems International, Inc.	9,195	368,720
EPAM Systems, Inc. (A)	13,412	1,179,317
Everi Holdings, Inc. (A)	18,282	138,760
EVERTEC, Inc.	16,389	259,766
ExlService Holdings, Inc. (A)	8,984	523,947
Forrester Research, Inc.	2,886	120,779
ManTech International Corp., Class A	7,047	311,125
MAXIMUS, Inc.	17,517	1,129,847

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MoneyGram International, Inc. (A)	8,347	$134,470
Perficient, Inc. (A)	9,860	193,946
Planet Payment, Inc. (A)	13,887	59,575
Presidio, Inc. (A)(B)	5,279	74,698
Science Applications International Corp.	12,021	803,604
ServiceSource International, Inc. (A)	23,858	82,549
Sykes Enterprises, Inc. (A)	10,863	316,765
Syntel, Inc.	9,440	185,496
TeleTech Holdings, Inc.	3,908	163,159
The Hackett Group, Inc.	7,080	107,545
Travelport Worldwide, Ltd.	33,880	531,916
Unisys Corp. (A)(B)	14,686	124,831
Virtusa Corp. (A)	7,598	287,052
		10,371,616
Semiconductors and semiconductor equipment – 3.1%
Advanced Energy Industries, Inc. (A)	10,888	879,315
Alpha & Omega Semiconductor, Ltd. (A)	5,607	92,459
Ambarella, Inc. (A)(B)	8,828	432,660
Amkor Technology, Inc. (A)	28,039	295,811
Axcelis Technologies, Inc. (A)	8,250	225,638
AXT, Inc. (A)	10,942	100,119
Brooks Automation, Inc.	18,925	574,563
Cabot Microelectronics Corp.	6,787	542,485
CEVA, Inc. (A)	6,009	257,185
Cirrus Logic, Inc. (A)	17,491	932,620
Cohu, Inc.	7,879	187,835
Cree, Inc. (A)	26,762	754,421
Diodes, Inc. (A)	10,343	309,566
DSP Group, Inc. (A)	6,915	89,895
Entegris, Inc. (A)	38,962	1,124,054
FormFactor, Inc. (A)	19,742	332,653
Ichor Holdings, Ltd. (A)	5,006	134,161
Impinj, Inc. (A)(B)	5,033	209,423
Inphi Corp. (A)	11,521	457,268
Integrated Device Technology, Inc. (A)	36,670	974,689
IXYS Corp. (A)	7,358	174,385
Kopin Corp. (A)	19,525	81,419
Lattice Semiconductor Corp. (A)	34,891	181,782
MACOM Technology Solutions
Holdings, Inc. (A)	11,179	498,695
MaxLinear, Inc. (A)	16,461	390,949
MKS Instruments, Inc.	14,773	1,395,310
Monolithic Power Systems, Inc.	10,847	1,155,748
Nanometrics, Inc. (A)	6,791	195,581
NeoPhotonics Corp. (A)(B)	9,834	54,677
NVE Corp.	1,462	115,454
PDF Solutions, Inc. (A)	8,057	124,803
Photronics, Inc. (A)	19,036	168,469
Pixelworks, Inc. (A)(B)	10,756	50,661
Power Integrations, Inc.	7,844	574,181
Rambus, Inc. (A)	29,746	397,109
Rudolph Technologies, Inc. (A)	8,667	227,942
Semtech Corp. (A)	17,790	668,015
Sigma Designs, Inc. (A)	12,667	79,802
Silicon Laboratories, Inc. (A)	11,452	915,015
SMART Global Holdings, Inc. (A)	5,769	154,494
SunPower Corp. (A)(B)	16,955	123,602
Synaptics, Inc. (A)	9,437	369,742
Ultra Clean Holdings, Inc. (A)	8,974	274,784
Veeco Instruments, Inc. (A)	12,978	277,729
Xcerra Corp. (A)	15,331	151,010
Xperi Corp.	13,451	340,310
		18,048,488
Software – 3.4%
8x8, Inc. (A)	24,435	329,873
A10 Networks, Inc. (A)	14,386	108,758
ACI Worldwide, Inc. (A)	32,002	729,006
Agilysys, Inc. (A)	6,071	72,548
American Software, Inc., Class A	8,845	100,479
Aspen Technology, Inc. (A)	20,549	1,290,683
Barracuda Networks, Inc. (A)	7,024	170,192
Blackbaud, Inc.	13,050	1,145,790
Blackline, Inc. (A)	4,436	151,356
Bottomline Technologies, Inc. (A)	11,026	350,958
BroadSoft, Inc. (A)	8,359	420,458
Callidus Software, Inc. (A)	17,799	438,745
CommVault Systems, Inc. (A)	10,735	652,688
Digimarc Corp. (A)(B)	2,926	107,092
Ebix, Inc. (B)	6,649	433,847
Ellie Mae, Inc. (A)	9,248	759,538
Everbridge, Inc. (A)	4,850	128,137
Exa Corp. (A)	4,572	110,551
Fair Isaac Corp.	8,276	1,162,778
Gigamon, Inc. (A)	10,152	427,907
Glu Mobile, Inc. (A)	29,835	112,180
HubSpot, Inc. (A)	9,354	786,204
Imperva, Inc. (A)	9,295	403,403
MicroStrategy, Inc., Class A (A)	2,642	337,410
Mitek Systems, Inc. (A)	9,087	86,327
MobileIron, Inc. (A)	16,813	62,208
Model N, Inc. (A)	7,028	105,069
Monotype Imaging Holdings, Inc.	11,546	222,261
Paycom Software, Inc. (A)	13,502	1,012,110
Paylocity Holding Corp. (A)	7,156	349,356
Pegasystems, Inc.	10,067	580,363
Progress Software Corp.	13,017	496,859
Proofpoint, Inc. (A)	11,979	1,044,808
PROS Holdings, Inc. (A)	7,392	178,369
QAD, Inc., Class A	2,909	99,924
Qualys, Inc. (A)	8,626	446,827
Rapid7, Inc. (A)	6,078	106,973
RealPage, Inc. (A)	16,123	643,308
RingCentral, Inc., Class A (A)	17,131	715,219
Silver Spring Networks, Inc. (A)	11,967	193,506
Synchronoss Technologies, Inc. (A)	12,023	112,175
Telenav, Inc. (A)	10,024	63,652
The Rubicon Project, Inc. (A)	13,699	53,289
TiVo Corp.	32,132	637,820
Upland Software, Inc. (A)	2,393	50,636
Varonis Systems, Inc. (A)	5,313	222,615
VASCO Data Security
International, Inc. (A)	8,929	107,594
Verint Systems, Inc. (A)	17,139	717,267
VirnetX Holding Corp. (A)(B)	15,212	59,327
Workiva, Inc. (A)	7,165	149,390
Zendesk, Inc. (A)	26,736	778,285
Zix Corp. (A)	16,468	80,529
		20,106,647
Technology hardware, storage and peripherals – 0.5%
3D Systems Corp. (A)(B)	30,091	402,918
Cray, Inc. (A)	11,461	222,916
Diebold Nixdorf, Inc. (B)	20,832	476,011
Electronics For Imaging, Inc. (A)	12,815	546,944
Immersion Corp. (A)(B)	9,128	74,576
Intevac, Inc. (A)	6,272	52,998
Pure Storage, Inc., Class A (A)	25,541	408,401
Quantum Corp. (A)	8,805	53,887
Stratasys, Ltd. (A)	13,746	317,808
Super Micro Computer, Inc. (A)	10,784	238,326

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
USA Technologies, Inc. (A)	14,759	$92,244
		2,887,029
		94,620,698
Materials – 4.2%
Chemicals – 2.1%
A. Schulman, Inc.	8,042	274,634
Advanced Emissions Solutions, Inc. (B)	6,413	70,351
AdvanSix, Inc. (A)	8,254	328,097
American Vanguard Corp.	8,207	187,940
Balchem Corp.	8,696	706,898
Calgon Carbon Corp.	14,247	304,886
Chase Corp.	1,977	220,238
Codexis, Inc. (A)	12,726	84,628
Ferro Corp. (A)	23,037	513,725
Flotek Industries, Inc. (A)	16,277	75,688
FutureFuel Corp.	7,244	114,021
GCP Applied Technologies, Inc. (A)	19,667	603,777
Hawkins, Inc.	2,868	117,014
HB Fuller Company	13,683	794,435
Ingevity Corp. (A)	11,659	728,338
Innophos Holdings, Inc.	5,365	263,904
Innospec, Inc.	6,662	410,712
Intrepid Potash, Inc. (A)	27,547	120,105
KMG Chemicals, Inc.	2,568	140,932
Koppers Holdings, Inc. (A)	5,749	265,316
Kraton Corp. (A)	8,291	335,288
Kronos Worldwide, Inc.	6,385	145,770
Minerals Technologies, Inc.	9,671	683,256
OMNOVA Solutions, Inc. (A)	12,881	141,047
PolyOne Corp.	22,189	888,226
Quaker Chemical Corp.	3,523	521,228
Rayonier Advanced Materials, Inc.	12,099	165,756
Sensient Technologies Corp.	11,991	922,348
Stepan Company	5,431	454,357
Trecora Resources (A)	6,337	84,282
Tredegar Corp.	7,565	136,170
Trinseo SA	12,127	813,642
Tronox, Ltd., Class A	18,320	386,552
		12,003,561
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	29,332	939,504
U.S. Concrete, Inc. (A)(B)	4,134	315,424
United States Lime & Minerals, Inc.	699	58,716
		1,313,644
Containers and packaging – 0.1%
Greif, Inc., Class A	6,885	403,048
Greif, Inc., Class B	1,614	103,700
Myers Industries, Inc.	6,743	141,266
UFP Technologies, Inc. (A)	2,293	64,433
		712,447
Metals and mining – 1.2%
AK Steel Holding Corp. (A)	87,227	487,599
Allegheny Technologies, Inc. (A)(B)	30,021	717,502
Ampco-Pittsburgh Corp.	3,309	57,577
Carpenter Technology Corp.	12,784	614,016
Century Aluminum Company (A)	13,789	228,622
Cleveland-Cliffs, Inc. (A)	82,049	586,650
Coeur Mining, Inc. (A)	49,697	456,715
Commercial Metals Company	31,632	601,957
Compass Minerals International, Inc. (B)	9,208	597,599
Gold Resource Corp.	15,684	58,815
Haynes International, Inc.	3,755	134,842
Hecla Mining Company	107,224	538,264
Kaiser Aluminum Corp.	4,522	466,399
Klondex Mines, Ltd. (A)	49,331	179,565
Materion Corp.	5,598	241,554
Olympic Steel, Inc.	2,860	62,920
Schnitzer Steel Industries, Inc., Class A	7,468	210,224
SunCoke Energy, Inc. (A)	18,252	166,823
TimkenSteel Corp. (A)	11,325	186,863
Warrior Met Coal, Inc.	4,713	111,085
Worthington Industries, Inc.	12,288	565,248
		7,270,839
Paper and forest products – 0.6%
Boise Cascade Company (A)	10,805	377,095
Clearwater Paper Corp. (A)	4,594	226,255
Deltic Timber Corp.	3,042	269,004
KapStone Paper and Packaging Corp.	23,865	512,859
Louisiana-Pacific Corp. (A)	39,676	1,074,426
Neenah Paper, Inc.	4,493	384,376
PH Glatfelter Company	12,364	240,480
Schweitzer-Mauduit International, Inc.	8,411	348,720
Verso Corp., Class A (A)	10,211	51,974
		3,485,189
		24,785,680
Real estate – 7.0%
Equity real estate investment trusts – 6.6%
Acadia Realty Trust	22,849	653,938
Agree Realty Corp.	7,283	357,450
Alexander & Baldwin, Inc.	12,798	592,931
Alexander’s, Inc.	575	243,852
Altisource Residential Corp.	14,589	162,084
American Assets Trust, Inc.	11,060	439,856
Armada Hoffler Properties, Inc.	12,745	176,008
Ashford Hospitality Prime, Inc.	8,926	84,797
Ashford Hospitality Trust, Inc.	24,735	164,982
Bluerock Residential Growth REIT, Inc.	7,691	85,062
CareTrust REIT, Inc.	20,724	394,585
CatchMark Timber Trust, Inc., Class A	12,793	161,320
CBL & Associates Properties, Inc.	47,327	397,074
Cedar Realty Trust, Inc.	25,256	141,939
Chatham Lodging Trust	10,821	230,704
Chesapeake Lodging Trust	16,365	441,364
City Office REIT, Inc.	9,985	137,493
Clipper Realty, Inc.	5,412	57,963
Community Healthcare Trust, Inc.	5,194	140,030
CorEnergy Infrastructure Trust, Inc.	3,544	125,280
Cousins Properties, Inc.	113,782	1,062,724
DiamondRock Hospitality Company	54,879	600,925
Easterly Government Properties, Inc.	10,113	209,036
EastGroup Properties, Inc.	9,069	799,160
Education Realty Trust, Inc.	19,856	713,426
Farmland Partners, Inc.	10,435	94,332
First Industrial Realty Trust, Inc.	32,417	975,428
First Potomac Realty Trust	16,806	187,219
Four Corners Property Trust, Inc.	16,253	405,025
Franklin Street Properties Corp.	29,612	314,479
Getty Realty Corp.	8,195	234,459
Gladstone Commercial Corp.	8,081	179,964
Global Medical REIT, Inc.	6,042	54,257
Global Net Lease, Inc.	18,419	403,192
Government Properties Income Trust	26,039	488,752
Gramercy Property Trust	41,173	1,245,483
Healthcare Realty Trust, Inc.	33,157	1,072,297
Hersha Hospitality Trust	10,749	200,684
Independence Realty Trust, Inc.	19,098	194,227
InfraREIT, Inc.	5,079	113,617

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Investors Real Estate Trust	36,235	$221,396
iStar, Inc. (A)	19,627	231,599
Jernigan Capital, Inc.	3,886	79,857
Kite Realty Group Trust	22,907	463,867
LaSalle Hotel Properties	30,885	896,283
Lexington Realty Trust	59,704	610,175
LTC Properties, Inc.	10,650	500,337
Mack-Cali Realty Corp.	25,027	593,390
MedEquities Realty Trust, Inc.	9,071	106,584
Monmouth Real Estate Investment Corp.	18,918	306,282
National Health Investors, Inc.	10,706	827,467
National Storage Affiliates Trust	12,342	299,170
New Senior Investment Group, Inc.	23,660	216,489
NexPoint Residential Trust, Inc.	5,340	126,718
NorthStar Realty Europe Corp.	16,056	205,677
One Liberty Properties, Inc.	4,674	113,859
Parkway, Inc.	11,552	266,043
Pebblebrook Hotel Trust	18,847	681,131
Pennsylvania Real Estate
Investment Trust	20,051	210,335
Physicians Realty Trust	48,955	867,972
Potlatch Corp.	11,261	574,311
Preferred Apartment Communities, Inc.,
Class A	9,302	175,622
PS Business Parks, Inc.	5,270	703,545
QTS Realty Trust, Inc., Class A	13,021	681,780
Quality Care Properties, Inc. (A)	26,356	408,518
Ramco-Gershenson Properties Trust	22,353	290,813
Retail Opportunity Investments Corp.	29,901	568,418
Rexford Industrial Realty, Inc.	19,326	553,110
RLJ Lodging Trust	46,313	1,018,886
Ryman Hospitality Properties, Inc.	12,078	754,754
Sabra Health Care REIT, Inc.	43,531	955,070
Safety Income and Growth, Inc.	3,420	63,749
Saul Centers, Inc.	3,341	206,841
Select Income REIT	17,313	405,470
Seritage Growth Properties, Class A	6,952	320,279
STAG Industrial, Inc.	25,370	696,914
Starwood Waypoint Homes	34,900	1,269,313
Summit Hotel Properties, Inc.	28,579	456,978
Sunstone Hotel Investors, Inc.	61,494	988,209
Terreno Realty Corp.	14,116	510,717
The GEO Group, Inc.	33,730	907,337
Tier REIT, Inc.	13,502	260,589
UMH Properties, Inc.	9,135	142,049
Universal Health Realty Income Trust	3,431	259,006
Urban Edge Properties	26,730	644,728
Urstadt Biddle Properties, Inc., Class A	8,640	187,488
Washington Prime Group, Inc.	51,714	430,778
Washington Real Estate Investment Trust	20,989	687,600
Whitestone REIT	10,871	141,867
Xenia Hotels & Resorts, Inc.	29,477	620,491
		38,447,259
Real estate management and development – 0.4%
Altisource Portfolio Solutions SA (A)	3,273	84,673
Consolidated-Tomoka Land Company	1,357	81,515
Forestar Group, Inc. (A)(C)	11,709	201,395
FRP Holdings, Inc. (A)	1,926	87,152
HFF, Inc., Class A	9,999	395,560
Kennedy-Wilson Holdings, Inc.	23,170	429,804
Marcus & Millichap, Inc. (A)	4,653	125,584
RE/MAX Holdings, Inc., Class A	4,888	310,632
Redfin Corp. (A)(B)	3,260	81,793
Tejon Ranch Company (A)	4,736	99,930
The RMR Group, Inc., Class A	1,931	99,157
The St. Joe Company (A)	13,476	254,023
		2,251,218
		40,698,477
Telecommunication services – 0.8%
Diversified telecommunication services – 0.7%
ATN International, Inc.	2,958	155,887
Cincinnati Bell, Inc. (A)	11,731	232,860
Cogent Communications Holdings, Inc.	11,279	551,543
Consolidated Communications
Holdings, Inc.	17,742	338,517
Frontier Communications Corp. (B)	22,021	259,628
General Communication, Inc.,
Class A (A)	7,255	295,931
Globalstar, Inc. (A)(B)	130,406	212,562
Hawaiian Telcom Holdco, Inc. (A)	1,986	59,223
IDT Corp., Class B	4,999	70,386
Intelsat SA (A)	11,209	52,682
Iridium Communications, Inc. (A)(B)	23,625	243,338
Lumos Networks Corp. (A)	6,584	117,985
Ooma, Inc. (A)	5,554	58,595
ORBCOMM, Inc. (A)	19,128	200,270
pdvWireless, Inc. (A)(B)	2,962	88,268
Straight Path Communications, Inc.,
Class B (A)	2,667	481,847
Vonage Holdings Corp. (A)	54,461	443,313
Windstream Holdings, Inc. (B)	54,985	97,323
		3,960,158
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	10,346	221,094
Shenandoah
Telecommunications Company	12,853	478,132
Spok Holdings, Inc.	6,438	98,823
		798,049
		4,758,207
Utilities – 3.5%
Electric utilities – 1.0%
ALLETE, Inc.	13,888	1,073,404
El Paso Electric Company	11,152	616,148
IDACORP, Inc.	13,719	1,206,312
MGE Energy, Inc.	9,703	626,814
Otter Tail Corp.	11,061	479,494
PNM Resources, Inc.	21,819	879,306
Portland General Electric Company	24,167	1,102,982
Spark Energy, Inc., Class A (B)	3,621	54,315
		6,038,775
Gas utilities – 1.2%
Chesapeake Utilities Corp.	4,354	340,701
New Jersey Resources Corp.	23,296	981,926
Northwest Natural Gas Company	7,692	495,365
ONE Gas, Inc.	13,886	1,022,565
RGC Resources, Inc. (B)	2,404	68,682
South Jersey Industries, Inc.	21,866	755,033
Southwest Gas Holdings, Inc.	12,924	1,003,161
Spire, Inc.	12,692	947,458
WGL Holdings, Inc.	13,842	1,165,496
		6,780,387
Independent power and renewable electricity producers –
0.4%
Atlantic Power Corp. (A)	39,017	95,592
Dynegy, Inc. (A)	31,502	308,405
NRG Yield, Inc., Class A	11,638	220,773
NRG Yield, Inc., Class C	15,889	306,658

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
Ormat Technologies, Inc.	10,917	$666,483
Pattern Energy Group, Inc.	19,631	473,107
TerraForm Global, Inc., Class A (A)	26,483	125,794
TerraForm Power, Inc., Class A (A)	22,687	299,922
		2,496,734
Multi-utilities – 0.5%
Avista Corp.	17,661	914,310
Black Hills Corp.	14,549	1,001,990
NorthWestern Corp.	13,074	744,434
Unitil Corp.	4,050	200,313
		2,861,047
Water utilities – 0.4%
American States Water Company	10,013	493,140
AquaVenture Holdings, Ltd. (A)	4,068	54,918
Artesian Resources Corp., Class A	2,601	98,318
Cadiz, Inc. (A)(B)	7,093	90,081
California Water Service Group	13,270	506,251
Connecticut Water Service, Inc.	3,160	187,388
Consolidated Water Company, Ltd.	5,745	73,536
Global Water Resources, Inc.	5,692	53,619
Middlesex Water Company	4,546	178,521
SJW Group	4,639	262,567
The York Water Company	3,985	135,092
		2,133,431
		20,310,374
TOTAL COMMON STOCKS (Cost $395,511,303)		$563,118,206

WARRANTS – 0.0%
Education Management Corp.
(Expiration Date: 1-5-22) (A)(D)	7,794	47
Imperial Holdings, Inc. (Expiration
Date: 4-11-19) (A)(D)	1,261	8
TOTAL WARRANTS (Cost $0)		$55

SECURITIES LENDING COLLATERAL – 8.0%
John Hancock Collateral Trust,
1.2098% (E)(F)	4,679,947	$46,827,551
TOTAL SECURITIES LENDING COLLATERAL (Cost
$46,827,474)		$46,827,551

SHORT-TERM INVESTMENTS – 3.4%
Repurchase agreement – 3.4%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $19,810,561 on
10-2-17, collateralized by $19,620,000
U.S. Treasury Bonds, 3.000% due
2-15-47 (valued at $20,210,680,
including interest)	$19,810,000	19,810,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,810,000)		$19,810,000
Total Investments (Small Cap Index Trust)
(Cost $462,148,777) – 107.7%		$629,755,812
Other assets and liabilities, net – (7.7%)		(45,292,015)
TOTAL NET ASSETS – 100.0%		$584,463,797

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $45,735,944.
(C)	Security is valued using significant unobservable inputs.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Mini Index Futures	285	Long	Dec 2017	$20,236,588	$21,275,250	$1,038,662
						$1,038,662

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.0%
Consumer discretionary – 14.0%
Auto components – 1.8%
Adient PLC	2,899	$243,487
American Axle & Manufacturing
Holdings, Inc. (A)	6,116	107,519
Cooper Tire & Rubber Company	32,049	1,198,633
Cooper-Standard Holdings, Inc. (A)	1,311	152,037
Dana, Inc.	3,541	99,006
Gentex Corp.	15,707	310,999
Gentherm, Inc. (A)	866	32,172
Modine Manufacturing Company (A)	6,862	132,094
Motorcar Parts of America, Inc. (A)	1,585	46,694
Shiloh Industries, Inc. (A)(B)	1,515	15,756
Standard Motor Products, Inc.	3,063	147,790
Stoneridge, Inc. (A)	739	14,640
Strattec Security Corp.	924	37,792
Superior Industries International, Inc.	3,067	51,066

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Tower International, Inc.	1,403	$38,162
Visteon Corp. (A)	11,811	1,461,847
VOXX International Corp. (A)	3,131	26,770
		4,116,464
Automobiles – 0.0%
Winnebago Industries, Inc.	1,336	59,786
Distributors – 0.0%
Core-Mark Holding Company, Inc.	1,227	39,436
Weyco Group, Inc.	1,316	37,348
		76,784
Diversified consumer services – 1.0%
Adtalem Global Education, Inc.	5,378	192,801
American Public Education, Inc. (A)	1,028	21,639
Ascent Capital Group, Inc., Class A (A)	3,168	41,311
Bridgepoint Education, Inc. (A)	3,463	33,245
Career Education Corp. (A)	4,803	49,903
Carriage Services, Inc.	1,797	46,003
Graham Holdings Company, Class B	516	301,912
Houghton Mifflin Harcourt Company (A)	3,554	42,826
K12, Inc. (A)	3,438	61,334
Lincoln Educational Services Corp. (A)	1,100	2,750
Regis Corp. (A)	4,970	70,922
ServiceMaster Global Holdings, Inc. (A)	28,149	1,315,403
Universal Technical Institute, Inc. (A)	3,087	10,712
		2,190,761
Hotels, restaurants and leisure – 2.9%
Ark Restaurants Corp.	64	1,526
BBX Capital Corp.	1,743	12,846
Belmond, Ltd., Class A (A)	11,516	157,193
Biglari Holdings, Inc. (A)	1	333
BJ’s Restaurants, Inc. (A)	416	12,667
Bojangles’, Inc. (A)	803	10,841
Boyd Gaming Corp.	42,842	1,116,034
Carrols Restaurant Group, Inc. (A)	1,688	18,399
Chuy’s Holdings, Inc. (A)	756	15,914
Del Frisco’s Restaurant Group, Inc. (A)	1,609	23,411
Del Taco Restaurants, Inc. (A)	2,438	37,399
DineEquity, Inc.	593	25,487
Dover Motorsports, Inc.	400	820
El Pollo Loco Holdings, Inc. (A)	1,424	17,302
Extended Stay America, Inc.	5,624	112,480
Fiesta Restaurant Group, Inc. (A)(B)	1,348	25,612
ILG, Inc.	8,923	238,512
International Game Technology PLC	16,628	408,217
International Speedway Corp., Class A	467	16,812
La Quinta Holdings, Inc. (A)	4,600	80,500
Luby’s, Inc. (A)	6,251	16,565
Marriott Vacations Worldwide Corp.	2,377	296,008
Monarch Casino & Resort, Inc. (A)	1,278	50,519
Papa John’s International, Inc.	14,486	1,058,492
Penn National Gaming, Inc. (A)	51,630	1,207,626
Potbelly Corp. (A)	2,073	25,705
RCI Hospitality Holdings, Inc.	2,439	60,365
Red Lion Hotels Corp. (A)	3,000	25,950
Red Robin Gourmet Burgers, Inc. (A)	1,300	87,100
Ruby Tuesday, Inc. (A)	9,400	20,116
Speedway Motorsports, Inc.	5,924	126,181
The Marcus Corp.	3,316	91,853
The Wendy’s Company	68,500	1,063,805
		6,462,590
Household durables – 3.1%
AV Homes, Inc. (A)	1,798	30,836
Bassett Furniture Industries, Inc.	2,333	87,954
Beazer Homes USA, Inc. (A)	47,628	892,549
CalAtlantic Group, Inc.	9,544	349,597
Cavco Industries, Inc. (A)	606	89,415
Century Communities, Inc. (A)	1,169	28,874
CSS Industries, Inc.	976	28,128
Emerson Radio Corp. (A)	4,869	6,524
Ethan Allen Interiors, Inc.	1,706	55,274
Flexsteel Industries, Inc.	1,750	88,725
Helen of Troy, Ltd. (A)	14,061	1,362,511
Hooker Furniture Corp.	2,555	122,001
KB Home	5,191	125,207
La-Z-Boy, Inc.	42,629	1,146,720
Libbey, Inc.	1,103	10,214
Lifetime Brands, Inc.	2,931	53,637
M/I Homes, Inc. (A)	2,195	58,672
MDC Holdings, Inc.	4,439	147,419
Meritage Homes Corp. (A)	3,432	152,381
NACCO Industries, Inc., Class A	700	60,060
PICO Holdings, Inc. (A)	2,493	41,633
PulteGroup, Inc.	29,116	795,740
Taylor Morrison Home Corp.,
Class A (A)	3,075	67,804
Toll Brothers, Inc.	15,015	622,672
TopBuild Corp. (A)	2,306	150,282
TRI Pointe Group, Inc. (A)	16,198	223,694
William Lyon Homes, Class A (A)	2,694	61,935
		6,860,458
Internet and direct marketing retail – 0.1%
1-800-Flowers.com, Inc., Class A (A)	3,234	31,855
FTD Companies, Inc. (A)	1,934	25,219
Liberty Expedia Holdings, Inc.,
Series A (A)	642	34,097
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	4,522	55,847
Overstock.com, Inc. (A)	1,209	35,907
Shutterfly, Inc. (A)	532	25,791
		208,716
Leisure products – 0.2%
Callaway Golf Company	9,628	138,932
Escalade, Inc.	3,529	47,994
JAKKS Pacific, Inc. (A)	2,278	6,834
Johnson Outdoors, Inc., Class A	2,170	159,018
Mattel, Inc.	5,537	85,713
Vista Outdoor, Inc. (A)	3,475	79,717
		518,208
Media – 0.9%
A.H. Belo Corp., Class A	4,238	19,495
AMC Entertainment Holdings, Inc.,
Class A	4,473	65,753
Ballantyne Strong, Inc. (A)	1,114	6,795
Beasley Broadcast Group, Inc., Class A	502	5,873
Entercom Communications Corp.,
Class A (B)	5,660	64,807
Entravision Communications Corp.,
Class A	2,100	11,970
Gannett Company, Inc.	8,543	76,887
Global Eagle Entertainment, Inc. (A)	1,300	4,446
Gray Television, Inc. (A)	7,587	119,116
Harte-Hanks, Inc. (A)	8,315	8,897
IMAX Corp. (A)	1,219	27,610
John Wiley & Sons, Inc., Class A	1,806	96,621
Media General, Inc. (A)(C)	292	47
Meredith Corp.	3,097	171,884
New Media Investment Group, Inc.	2,560	37,862

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	16,308	$216,244
News Corp., Class B	7,443	101,597
Nexstar Media Group, Inc., Class A	1,392	86,722
Reading International, Inc., Class A (A)	1,100	17,292
Salem Media Group, Inc.	4,439	29,297
Scholastic Corp.	2,233	83,068
Sinclair Broadcast Group, Inc., Class A	1,155	37,018
TEGNA, Inc.	19,139	255,123
The EW Scripps Company, Class A (A)	5,843	111,660
The Madison Square Garden Company,
Class A (A)	305	65,301
The New York Times Company, Class A	3,696	72,442
Time, Inc.	7,065	95,378
Tribune Media Company, Class A	1,811	73,997
Urban One, Inc. (A)	2,400	3,960
		1,967,162
Multiline retail – 0.6%
Dillard’s, Inc., Class A (B)	3,429	192,264
Fred’s, Inc., Class A (B)	2,000	12,880
J.C. Penney Company, Inc. (A)(B)	23,315	88,830
Kohl’s Corp.	13,037	595,139
Macy’s, Inc.	18,800	410,216
Tuesday Morning Corp. (A)(B)	2,100	6,720
		1,306,049
Specialty retail – 3.0%
Aaron’s, Inc.	6,245	272,469
Abercrombie & Fitch Company, Class A	5,916	85,427
Advance Auto Parts, Inc.	1,037	102,870
American Eagle Outfitters, Inc.	66,348	948,776
America’s Car-Mart, Inc. (A)(B)	1,063	43,716
Ascena Retail Group, Inc. (A)(B)	11,786	28,876
AutoNation, Inc. (A)(B)	8,182	388,318
Barnes & Noble Education, Inc. (A)	6,174	40,193
Barnes & Noble, Inc.	6,995	53,162
Bed Bath & Beyond, Inc.	9,468	222,214
Big 5 Sporting Goods Corp. (B)	2,004	15,331
Build-A-Bear Workshop, Inc. (A)	2,470	22,601
Caleres, Inc.	5,467	166,853
Chico’s FAS, Inc.	5,897	52,778
Christopher & Banks Corp. (A)	488	664
Citi Trends, Inc.	2,617	52,000
Conn’s, Inc. (A)(B)	76	2,139
Dick’s Sporting Goods, Inc.	3,593	97,047
DSW, Inc., Class A	6,370	136,828
Express, Inc. (A)	3,676	24,850
Foot Locker, Inc.	5,226	184,060
GameStop Corp., Class A (B)	10,093	208,521
Genesco, Inc. (A)	2,034	54,104
Group 1 Automotive, Inc.	2,247	162,818
Guess?, Inc.	6,368	108,447
Haverty Furniture Companies, Inc.	1,920	50,208
Hibbett Sports, Inc. (A)	1,307	18,625
Lithia Motors, Inc., Class A	767	92,278
MarineMax, Inc. (A)	3,599	59,563
Monro, Inc.	1,197	67,092
New York & Company, Inc. (A)	5,638	11,727
Office Depot, Inc.	33,557	152,349
Party City Holdco, Inc. (A)(B)	633	8,577
Penske Automotive Group, Inc.	8,306	395,116
Pier 1 Imports, Inc.	6,713	28,127
Rent-A-Center, Inc. (B)	3,289	37,758
Sally Beauty Holdings, Inc. (A)	31,244	611,758
Shoe Carnival, Inc.	2,051	45,901
Signet Jewelers, Ltd. (B)	4,374	291,090
Sonic Automotive, Inc., Class A	1,811	36,944
Stage Stores, Inc. (B)	5,877	10,814
Tandy Leather Factory, Inc. (A)	1,690	13,351
The Cato Corp., Class A	1,957	25,891
The Finish Line, Inc., Class A (B)	3,829	46,063
The Michaels Companies, Inc. (A)	46,760	1,003,937
Tilly’s, Inc., A Shares	712	8,537
Trans World Entertainment Corp. (A)	6,243	12,486
Urban Outfitters, Inc. (A)	5,172	123,611
Vitamin Shoppe, Inc. (A)	1,983	10,609
Zumiez, Inc. (A)	2,122	38,408
		6,675,882
Textiles, apparel and luxury goods – 0.4%
Crocs, Inc. (A)	4,206	40,798
Culp, Inc.	334	10,939
Deckers Outdoor Corp. (A)	2,831	193,669
Delta Apparel, Inc. (A)	500	10,755
Fossil Group, Inc. (A)(B)	1,707	15,926
G-III Apparel Group, Ltd. (A)	3,008	87,292
Iconix Brand Group, Inc. (A)	5,365	30,527
Lakeland Industries, Inc. (A)	1,110	15,651
Michael Kors Holdings, Ltd. (A)	1,175	56,224
Movado Group, Inc.	1,758	49,224
Oxford Industries, Inc.	646	41,047
Perry Ellis International, Inc. (A)	2,088	49,402
Ralph Lauren Corp.	581	51,296
Rocky Brands, Inc.	1,478	19,805
Superior Uniform Group, Inc.	663	15,183
Unifi, Inc. (A)	2,910	103,683
Vera Bradley, Inc. (A)	2,034	17,920
Wolverine World Wide, Inc.	6,487	187,150
		996,491
		31,439,351
Consumer staples – 2.3%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	51,053
Food and staples retailing – 0.4%
Ingles Markets, Inc., Class A	2,495	64,122
Performance Food Group Company (A)	1,293	36,527
Smart & Final Stores, Inc. (A)	429	3,368
SpartanNash Company	4,194	110,596
SUPERVALU, Inc. (A)	1,123	24,425
The Andersons, Inc.	3,784	129,602
The Chefs’ Warehouse, Inc. (A)	1,493	28,815
United Natural Foods, Inc. (A)	3,818	158,791
US Foods Holding Corp. (A)	5,241	139,935
Village Super Market, Inc., Class A	685	16,947
Weis Markets, Inc.	3,071	133,589
		846,717
Food products – 1.7%
Alico, Inc.	341	11,645
B&G Foods, Inc. (B)	1,941	61,821
Cal-Maine Foods, Inc. (A)(B)	300	12,330
Darling Ingredients, Inc. (A)	13,547	237,343
Dean Foods Company	8,717	94,841
Farmer Brothers Company (A)	1,069	35,117
Flowers Foods, Inc.	4,108	77,271
Fresh Del Monte Produce, Inc.	3,135	142,517
Hostess Brands, Inc. (A)	1,839	25,121
John B. Sanfilippo & Son, Inc.	1,542	103,792
Landec Corp. (A)	3,130	40,534
Limoneira Company	199	4,611
Omega Protein Corp.	3,135	52,198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Pinnacle Foods, Inc.	17,705	$1,012,195
Post Holdings, Inc. (A)	4,039	356,523
Sanderson Farms, Inc.	2,059	332,570
Seaboard Corp.	58	261,290
Seneca Foods Corp., Class A (A)	1,409	48,611
Snyder’s-Lance, Inc.	1,332	50,802
TreeHouse Foods, Inc. (A)	12,697	859,968
		3,821,100
Household products – 0.1%
Central Garden & Pet Company (A)(B)	2,553	99,159
Central Garden & Pet Company,
Class A (A)	4,834	179,776
Oil-Dri Corp. of America	531	25,982
Orchids Paper Products Company (B)	1,176	16,558
		321,475
Personal products – 0.0%
Inter Parfums, Inc.	1,604	66,165
Mannatech, Inc.	276	3,919
Natural Alternatives
International, Inc. (A)	200	2,130
		72,214
Tobacco – 0.1%
Universal Corp.	2,175	124,628
		5,237,187
Energy – 6.5%
Energy equipment and services – 2.3%
Archrock, Inc.	12,331	154,754
Atwood Oceanics, Inc. (A)(B)	6,364	59,758
Basic Energy Services, Inc. (A)	537	10,364
Bristow Group, Inc. (B)	4,775	44,646
CARBO Ceramics, Inc. (A)(B)	883	7,620
Dawson Geophysical Company (A)	3,760	17,033
Dril-Quip, Inc. (A)	3,610	159,382
ENGlobal Corp. (A)	4,600	5,842
Ensco PLC, Class A (B)	11,434	68,261
Era Group, Inc. (A)	4,560	51,026
Exterran Corp. (A)	4,737	149,737
Forum Energy Technologies, Inc. (A)	60,235	957,737
Geospace Technologies Corp. (A)	516	9,195
Gulf Island Fabrication, Inc.	3,019	38,341
Helix Energy Solutions Group, Inc. (A)	14,129	104,413
Helmerich & Payne, Inc. (B)	7,617	396,922
Hornbeck Offshore Services, Inc. (A)(B)	5,300	21,412
Matrix Service Company (A)	2,731	41,511
McDermott International, Inc. (A)	21,949	159,569
Mitcham Industries, Inc. (A)	2,431	8,484
Nabors Industries, Ltd.	23,481	189,492
Natural Gas Services Group, Inc. (A)	2,620	74,408
Newpark Resources, Inc. (A)	12,359	123,590
Noble Corp. PLC (A)(B)	17,780	81,788
Oceaneering International, Inc.	8,109	213,023
Oil States International, Inc. (A)	4,041	102,439
Parker Drilling Company (A)	22,288	24,517
Patterson-UTI Energy, Inc.	8,598	180,042
PHI, Inc. (A)	443	5,219
PHI, Inc., Non-Voting Shares (A)	2,850	33,516
Pioneer Energy Services Corp. (A)	7,371	18,796
RigNet, Inc. (A)	208	3,578
Rowan Companies PLC, Class A (A)	12,998	167,024
SEACOR Holdings, Inc. (A)	2,419	111,540
SEACOR Marine Holdings, Inc. (A)	2,432	38,036
Superior Energy Services, Inc. (A)	70,327	751,092
Tesco Corp. (A)	9,436	51,426
TETRA Technologies, Inc. (A)	4,581	13,102
Transocean, Ltd. (A)(B)	33,709	362,709
U.S. Silica Holdings, Inc.	1,506	46,791
Unit Corp. (A)	6,259	128,810
		5,186,945
Oil, gas and consumable fuels – 4.2%
Adams Resources & Energy, Inc.	724	30,046
Antero Resources Corp. (A)	20,245	402,876
Arch Coal, Inc., Class A (B)	1,026	73,605
Bill Barrett Corp. (A)	4,721	20,253
Bonanza Creek Energy, Inc. (A)	615	20,289
Callon Petroleum Company (A)	13,440	151,066
Carrizo Oil & Gas, Inc. (A)	1,367	23,417
Clean Energy Fuels Corp. (A)	6,176	15,316
Cloud Peak Energy, Inc. (A)	3,741	13,692
CONSOL Energy, Inc. (A)	18,164	307,698
Contango Oil & Gas Company (A)	3,786	19,044
CVR Energy, Inc. (B)	2,759	71,458
Delek US Holdings, Inc.	9,712	259,602
DHT Holdings, Inc.	3,733	14,857
Dorian LPG, Ltd. (A)	1,618	11,035
Eclipse Resources Corp. (A)	5,073	12,683
Energen Corp. (A)	21,832	1,193,774
EnLink Midstream LLC (B)	4,505	77,711
GasLog, Ltd.	1,604	27,990
Green Plains, Inc.	5,268	106,150
Gulfport Energy Corp. (A)	7,927	113,673
Halcon Resources Corp. (A)	4,689	31,885
HollyFrontier Corp.	15,221	547,499
International Seaways, Inc. (A)	286	5,634
Matador Resources Company (A)(B)	4,133	112,211
Murphy Oil Corp.	14,395	382,331
Newfield Exploration Company (A)	27,897	827,704
Oasis Petroleum, Inc. (A)	18,941	172,742
Overseas Shipholding Group, Inc.,
Class A (A)	861	2,264
Pacific Ethanol, Inc. (A)	2,656	14,741
Panhandle Oil and Gas, Inc., Class A	557	13,257
Par Pacific Holdings, Inc. (A)	1,947	40,498
Parsley Energy, Inc., Class A (A)	28,862	760,225
PBF Energy, Inc., Class A (B)	9,324	257,436
PDC Energy, Inc. (A)	4,882	239,364
Peabody Energy Corp. (A)	349	10,124
Penn Virginia Corp. (A)(B)	408	16,312
QEP Resources, Inc. (A)	7,773	66,615
Range Resources Corp.	10,038	196,444
Renewable Energy Group, Inc. (A)	4,097	49,779
REX American Resources Corp. (A)	268	25,146
Rice Energy, Inc. (A)	12,586	364,239
Ring Energy, Inc. (A)	931	13,490
RSP Permian, Inc. (A)	42,901	1,483,946
SandRidge Energy, Inc. (A)	1,142	22,943
Scorpio Tankers, Inc.	16,932	58,036
SemGroup Corp., Class A	3,855	110,831
Ship Finance International, Ltd. (B)	1,300	18,850
SM Energy Company	4,499	79,812
SRC Energy, Inc. (A)	7,940	76,780
Teekay Corp. (B)	286	2,554
Teekay Tankers, Ltd., Class A (B)	9,278	15,030
Whiting Petroleum Corp. (A)	19,212	104,898
World Fuel Services Corp.	3,769	127,807
WPX Energy, Inc. (A)	16,046	184,529
		9,402,191
		14,589,136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 22.6%
Banks – 11.5%
1st Source Corp.	2,392	$121,514
Allegiance Bancshares, Inc. (A)	308	11,334
American National Bankshares, Inc.	991	40,829
American River Bankshares	2,249	31,553
Arrow Financial Corp.	405	13,905
Associated Banc-Corp.	13,919	337,536
Atlantic Capital Bancshares, Inc. (A)	667	12,106
Banc of California, Inc. (B)	1,420	29,465
BancFirst Corp.	2,601	147,607
BancorpSouth, Inc.	2,714	86,984
Bank of Commerce Holdings (B)	3,606	41,469
Bank of Marin Bancorp	271	18,564
Bank of the Ozarks	25,369	1,218,980
BankUnited, Inc.	30,423	1,082,146
Banner Corp.	3,129	191,745
Bar Harbor Bankshares	2,109	66,138
BCB Bancorp, Inc.	1,477	20,604
Berkshire Hills Bancorp, Inc.	3,493	135,354
Blue Hills Bancorp, Inc.	206	3,955
BOK Financial Corp.	844	75,184
Boston Private Financial Holdings, Inc.	7,971	131,920
Bridge Bancorp, Inc.	369	12,528
Brookline Bancorp, Inc.	7,510	116,405
Bryn Mawr Bank Corp.	1,969	86,242
C&F Financial Corp.	627	34,485
California First National Bancorp	1,653	29,919
Camden National Corp.	1,722	75,148
Capital Bank Financial Corp., Class A	935	38,382
Capital City Bank Group, Inc.	1,865	44,779
Central Pacific Financial Corp.	2,960	95,253
Century Bancorp, Inc., Class A	836	66,964
Chemical Financial Corp.	3,971	207,524
Chemung Financial Corp.	966	45,499
CIT Group, Inc.	2,249	110,313
CNB Financial Corp.	1,962	53,602
Columbia Banking System, Inc.	4,816	202,802
Community Bank System, Inc.	3,093	170,888
Community Trust Bancorp, Inc.	1,888	87,792
ConnectOne Bancorp, Inc.	1,273	31,316
Customers Bancorp, Inc. (A)	1,685	54,965
Enterprise Bancorp, Inc.	246	8,932
Enterprise Financial Services Corp.	1,453	61,535
Farmers Capital Bank Corp.	1,551	65,220
FCB Financial Holdings, Inc.,
Class A (A)	2,022	97,663
Fidelity Southern Corp.	3,081	72,835
Financial Institutions, Inc.	1,481	42,653
First Bancorp (NC)	2,056	70,747
First BanCorp (PR) (A)	30,569	156,513
First Bancorp, Inc. (ME)	1,769	53,618
First Busey Corp.	841	26,374
First Business Financial Services, Inc.	1,366	31,077
First Citizens BancShares, Inc., Class A	641	239,663
First Commonwealth Financial Corp.	10,189	143,971
First Community Bancshares, Inc.	2,201	64,071
First Connecticut Bancorp, Inc.	1,636	43,763
First Financial Bancorp	4,968	129,913
First Financial Corp.	1,128	53,693
First Financial Northwest, Inc.	1,100	18,689
First Foundation, Inc. (A)	522	9,339
First Interstate BancSystem, Inc.,
Class A	1,671	63,916
First Merchants Corp.	3,883	166,697
First Midwest Bancorp, Inc.	7,500	175,650
First Northwest Bancorp (A)	800	13,680
First South Bancorp, Inc.	1,628	30,167
Flushing Financial Corp.	3,421	101,672
FNB Corp.	18,182	255,093
Fulton Financial Corp.	14,902	279,413
Great Southern Bancorp, Inc.	1,329	73,959
Great Western Bancorp, Inc.	36,444	1,504,408
Guaranty Bancorp	1,184	32,915
Hancock Holding Company	7,019	340,071
Hanmi Financial Corp.	3,082	95,388
Heartland Financial USA, Inc.	2,428	119,943
Heritage Commerce Corp.	2,225	31,662
Heritage Financial Corp.	1,481	43,690
Hilltop Holdings, Inc.	6,466	168,116
Home BancShares, Inc.	618	15,597
HomeTrust Bancshares, Inc. (A)	560	14,364
Hope Bancorp, Inc.	11,326	200,583
Horizon Bancorp	2,166	63,182
IBERIABANK Corp.	19,303	1,585,741
Independent Bank Corp. (MA)	823	61,437
Independent Bank Corp. (MI)	206	4,666
Independent Bank Group, Inc.	760	45,828
International Bancshares Corp.	6,888	276,209
Investors Bancorp, Inc.	28,834	393,296
Lakeland Bancorp, Inc.	4,261	86,924
LegacyTexas Financial Group, Inc.	3,326	132,774
Macatawa Bank Corp.	5,091	52,234
MainSource Financial Group, Inc.	3,025	108,477
MB Financial, Inc.	4,306	193,856
MBT Financial Corp.	3,223	35,292
Mercantile Bank Corp.	1,266	44,183
MidSouth Bancorp, Inc. (B)	1,822	21,955
MidWestOne Financial Group, Inc.	1,343	45,340
National Bank Holdings Corp., Class A	1,336	47,682
NBT Bancorp, Inc.	3,823	140,381
Northrim BanCorp, Inc.	1,530	53,474
Norwood Financial Corp. (B)	1,188	36,258
OFG Bancorp (B)	6,515	59,612
Old Line Bancshares, Inc.	601	16,828
Old National Bancorp	12,650	231,495
Old Second Bancorp, Inc.	2,721	36,597
Opus Bank (A)	1,848	44,352
Pacific Continental Corp.	2,749	74,086
Pacific Mercantile Bancorp (A)	762	6,972
PacWest Bancorp	9,702	490,048
Park Sterling Corp.	7,487	92,989
Peapack Gladstone Financial Corp.	1,625	54,828
Penns Woods Bancorp, Inc.	792	36,804
Peoples Bancorp, Inc.	2,153	72,319
People’s United Financial, Inc.	33,652	610,447
People’s Utah Bancorp	518	16,809
Pinnacle Financial Partners, Inc.	21,844	1,462,456
Popular, Inc.	7,939	285,328
Premier Financial Bancorp, Inc.	2,257	49,180
Prosperity Bancshares, Inc.	6,185	406,540
QCR Holdings, Inc.	1,211	55,101
Renasant Corp.	4,029	172,844
Republic Bancorp, Inc., Class A	1,724	67,046
S&T Bancorp, Inc.	3,436	135,997
Sandy Spring Bancorp, Inc.	2,800	116,032
Seacoast Banking Corp. of Florida (A)	1,191	28,453
Shore Bancshares, Inc.	2,225	37,046
Sierra Bancorp	2,175	59,051
Simmons First National Corp., Class A	2,157	124,890
South State Corp.	1,579	142,189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Southern National Bancorp of
Virginia, Inc.	3,850	$65,412
Southside Bancshares, Inc.	938	34,106
Southwest Bancorp, Inc.	2,459	67,745
State Bank Financial Corp.	2,215	63,460
Sun Bancorp, Inc.	743	18,464
Synovus Financial Corp.	32,693	1,505,840
TCF Financial Corp.	15,413	262,638
The Bancorp, Inc. (A)	4,825	39,903
The First of Long Island Corp.	420	12,789
Towne Bank	4,414	147,869
TriCo Bancshares	400	16,300
TriState Capital Holdings, Inc. (A)	709	16,236
Trustmark Corp.	6,295	208,490
Umpqua Holdings Corp.	20,754	404,911
Union Bankshares Corp.	4,542	160,333
United Bankshares, Inc.	5,846	217,179
United Community Banks, Inc.	5,084	145,097
Univest Corp. of Pennsylvania	2,460	78,720
Valley National Bancorp	20,233	243,808
Washington Trust Bancorp, Inc.	444	25,419
Webster Financial Corp.	27,141	1,426,260
WesBanco, Inc.	4,056	166,377
Western Alliance Bancorp (A)	27,746	1,472,758
Wintrust Financial Corp.	1,362	106,658
		25,823,251
Capital markets – 2.1%
Cowen, Inc. (A)	5,088	90,566
E*TRADE Financial Corp. (A)	38,532	1,680,381
GAIN Capital Holdings, Inc.	2,895	18,499
Greenhill & Company, Inc. (B)	1,554	25,796
INTL. FCStone, Inc. (A)	1,705	65,336
Investment Technology Group, Inc.	2,461	54,487
Lazard, Ltd., Class A	25,327	1,145,287
Legg Mason, Inc.	9,901	389,208
Oppenheimer Holdings, Inc., Class A	3,213	55,746
Piper Jaffray Companies	14,931	886,155
Safeguard Scientifics, Inc. (A)	1,331	17,769
Stifel Financial Corp.	4,762	254,577
Virtus Investment Partners, Inc.	229	26,575
Waddell & Reed Financial, Inc.,
Class A (B)	2,483	49,834
		4,760,216
Consumer finance – 1.1%
Asta Funding, Inc. (A)(B)	344	2,597
Encore Capital Group, Inc. (A)(B)	2,320	102,776
Enova International, Inc. (A)	1,914	25,743
EZCORP, Inc., Class A (A)	3,087	29,327
FirstCash, Inc.	1,812	114,428
Green Dot Corp., Class A (A)	3,160	156,673
Navient Corp.	27,272	409,625
Nelnet, Inc., Class A	3,424	172,912
Nicholas Financial, Inc. (A)	75	650
OneMain Holdings, Inc. (A)	438	12,347
PRA Group, Inc. (A)	1,191	34,122
Regional Management Corp. (A)	573	13,872
Santander Consumer USA
Holdings, Inc. (A)	18,561	285,283
SLM Corp. (A)	93,870	1,076,689
		2,437,044
Diversified financial services – 0.1%
FNFV Group (A)	2,391	41,006
Marlin Business Services Corp.	1,698	48,818
NewStar Financial, Inc.	5,739	67,376
Voya Financial, Inc.	933	37,217
		194,417
Insurance – 6.3%
Ambac Financial Group, Inc. (A)	1,536	26,511
American Equity Investment Life
Holding Company	8,399	244,243
American Financial Group, Inc.	14,650	1,515,543
American National Insurance Company	1,733	204,633
AmTrust Financial Services, Inc. (B)	9,166	123,374
Argo Group International Holdings, Ltd.	3,123	192,065
Aspen Insurance Holdings, Ltd.	28,141	1,136,896
Assurant, Inc.	6,119	584,487
Assured Guaranty, Ltd.	12,060	455,265
Axis Capital Holdings, Ltd.	8,729	500,259
Baldwin & Lyons, Inc., Class B	1,154	26,023
CNO Financial Group, Inc.	75,352	1,758,716
Donegal Group, Inc., Class A	2,876	46,390
EMC Insurance Group, Inc.	2,830	79,665
Employers Holdings, Inc.	2,717	123,488
Enstar Group, Ltd. (A)	779	173,211
FBL Financial Group, Inc., Class A	4,295	319,978
Federated National Holding Company	1,090	17,015
First American Financial Corp.	2,691	134,469
Genworth Financial, Inc., Class A (A)	14,291	55,020
Global Indemnity, Ltd. (A)	2,945	124,868
Greenlight Capital Re, Ltd., Class A (A)	2,616	56,636
Hallmark Financial Services, Inc. (A)	4,008	46,533
HCI Group, Inc.	297	11,360
Heritage Insurance Holdings, Inc.	657	8,679
Horace Mann Educators Corp.	30,359	1,194,627
Independence Holding Company	3,740	94,435
Infinity Property & Casualty Corp.	441	41,542
Investors Title Company	189	33,844
James River Group Holdings, Ltd.	273	11,324
Kemper Corp.	5,415	286,995
Maiden Holdings, Ltd.	7,320	58,194
MBIA, Inc. (A)	12,961	112,761
National General Holdings Corp.	4,343	82,995
National Western Life Group, Inc.,
Class A	221	77,129
Old Republic International Corp.	20,494	403,527
ProAssurance Corp.	190	10,384
Reinsurance Group of America, Inc.	455	63,486
RenaissanceRe Holdings, Ltd.	3,865	522,316
Safety Insurance Group, Inc.	1,060	80,878
Selective Insurance Group, Inc.	4,322	232,740
State Auto Financial Corp.	4,187	109,825
State National Companies, Inc.	194	4,072
Stewart Information Services Corp.	2,162	81,637
The Hanover Insurance Group, Inc.	17,181	1,665,354
The Navigators Group, Inc.	3,786	220,913
Third Point Reinsurance, Ltd. (A)	772	12,043
United Fire Group, Inc.	2,597	118,995
United Insurance Holdings Corp.	879	14,328
Validus Holdings, Ltd.	7,341	361,251
White Mountains Insurance Group, Ltd.	215	184,255
		14,045,177
Thrifts and mortgage finance – 1.5%
ASB Bancorp, Inc. (A)(B)	799	36,035
Astoria Financial Corp.	12,954	278,511
Bank Mutual Corp.	8,251	83,748
BankFinancial Corp.	2,146	34,100
Beneficial Bancorp, Inc.	3,203	53,170
Capitol Federal Financial, Inc.	13,078	192,247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Clifton Bancorp, Inc.	686	$11,470
Dime Community Bancshares, Inc.	3,601	77,422
ESSA Bancorp, Inc.	897	14,083
Federal Agricultural Mortgage Corp.,
Class C	1,163	84,597
First Defiance Financial Corp.	1,110	58,264
Flagstar Bancorp, Inc. (A)	5,241	185,951
Home Bancorp, Inc.	902	37,722
HomeStreet, Inc. (A)	1,732	46,764
HopFed Bancorp, Inc.	1,799	25,924
Kearny Financial Corp.	3,637	55,828
Meridian Bancorp, Inc.	1,625	30,306
Meta Financial Group, Inc.	965	75,656
Nationstar Mortgage Holdings, Inc. (A)	682	12,665
New York Community Bancorp, Inc.	28,861	372,018
NMI Holdings, Inc., Class A (A)	3,254	40,350
Northfield Bancorp, Inc.	4,819	83,610
Northwest Bancshares, Inc.	8,845	152,753
OceanFirst Financial Corp.	703	19,325
Oritani Financial Corp.	4,658	78,254
PHH Corp. (A)	6,474	90,183
Provident Financial Holdings, Inc.	1,778	34,849
Provident Financial Services, Inc.	4,435	118,281
Prudential Bancorp, Inc. (B)	1,696	31,427
Radian Group, Inc.	13,453	251,437
Riverview Bancorp, Inc.	5,483	46,057
SI Financial Group, Inc.	2,433	36,373
Southern Missouri Bancorp, Inc.	1,012	36,928
Territorial Bancorp, Inc.	1,722	54,364
TierOne Corp. (A)(C)	2,328	1
TrustCo Bank Corp.	9,134	81,293
United Community Financial Corp.	4,635	44,496
United Financial Bancorp, Inc.	4,950	90,536
Walker & Dunlop, Inc. (A)	1,284	67,192
Washington Federal, Inc.	2,236	75,241
Waterstone Financial, Inc.	3,099	60,431
Western New England Bancorp, Inc.	4,739	51,655
WSFS Financial Corp.	1,744	85,020
		3,396,537
		50,656,642
Health care – 8.5%
Biotechnology – 1.2%
Achillion Pharmaceuticals, Inc. (A)	5,485	24,628
Acorda Therapeutics, Inc. (A)	2,560	60,544
Adverum Biotechnologies, Inc. (A)	5,950	21,718
Aptevo Therapeutics, Inc. (A)	2,502	5,730
Chimerix, Inc. (A)	2,352	12,348
Emergent BioSolutions, Inc. (A)	2,728	110,348
Myriad Genetics, Inc. (A)	700	25,326
Neurocrine Biosciences, Inc. (A)	21,282	1,304,161
OPKO Health, Inc. (A)(B)	1,700	11,662
Otonomy, Inc. (A)	1,716	5,577
PDL BioPharma, Inc. (A)	6,910	23,425
Retrophin, Inc. (A)	34,205	851,362
United Therapeutics Corp. (A)	1,627	190,668
Zafgen, Inc. (A)	5,073	17,857
		2,665,354
Health care equipment and supplies – 2.6%
Analogic Corp.	1,049	87,854
AngioDynamics, Inc. (A)	6,177	105,565
Anika Therapeutics, Inc. (A)	234	13,572
CONMED Corp.	3,232	169,583
CryoLife, Inc. (A)	4,002	90,845
Exactech, Inc. (A)	1,446	47,646
Haemonetics Corp. (A)	2,060	92,432
Halyard Health, Inc. (A)	3,800	171,114
Hill-Rom Holdings, Inc.	15,310	1,132,940
Integer Holdings Corp. (A)	3,335	170,585
Invacare Corp. (B)	3,396	53,487
Kewaunee Scientific Corp.	83	2,449
Lantheus Holdings, Inc. (A)	44,691	795,500
LivaNova PLC (A)(B)	2,129	149,158
MedCath Corp. (A)(C)	3,806	1,903
Merit Medical Systems, Inc. (A)	4,179	176,981
Natus Medical, Inc. (A)	1,013	37,988
Nevro Corp. (A)	12,108	1,100,375
Nuvectra Corp. (A)	1,111	14,732
OraSure Technologies, Inc. (A)	3,979	89,528
Orthofix International NV (A)	241	11,387
RTI Surgical, Inc. (A)	4,931	22,436
SeaSpine Holdings Corp. (A)	580	6,508
Surmodics, Inc. (A)	55	1,705
Wright Medical Group NV (A)	49,849	1,289,594
		5,835,867
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)(B)	23,372	1,116,247
Aceto Corp.	2,914	32,724
Addus HomeCare Corp. (A)	1,724	60,857
Almost Family, Inc. (A)	1,286	69,058
Brookdale Senior Living, Inc. (A)	14,058	149,015
Community Health Systems, Inc. (A)(B)	7,907	60,726
Cross Country Healthcare, Inc. (A)	2,734	38,905
Digirad Corp.	3,100	10,695
Envision Healthcare Corp. (A)	7,326	329,304
Five Star Senior Living, Inc. (A)	1,834	2,843
HealthEquity, Inc. (A)	11,603	586,880
Kindred Healthcare, Inc.	9,022	61,350
LHC Group, Inc. (A)	2,286	162,123
LifePoint Health, Inc. (A)	4,269	247,175
Magellan Health, Inc. (A)	2,490	214,887
MEDNAX, Inc. (A)	3,748	161,614
Molina Healthcare, Inc. (A)	4,337	298,212
National HealthCare Corp.	2,084	130,396
Owens & Minor, Inc.	5,919	172,835
PharMerica Corp. (A)	4,058	118,899
Quorum Health Corp. (A)	2,853	14,779
Select Medical Holdings Corp. (A)	15,976	306,739
The Ensign Group, Inc.	1,260	28,463
The Providence Service Corp. (A)	722	39,046
Tivity Health, Inc. (A)	27,709	1,130,527
Triple-S Management Corp., Class B (A)	2,626	62,184
WellCare Health Plans, Inc. (A)	188	32,287
		5,638,770
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	834	11,868
Evolent Health, Inc., Class A (A)	1,142	20,328
HealthStream, Inc. (A)	1,369	31,994
HMS Holdings Corp. (A)	2,577	51,179
Micron Solutions, Inc. (A)	200	760
Omnicell, Inc. (A)	831	42,423
		158,552
Life sciences tools and services – 0.6%
Cambrex Corp. (A)	19,281	1,060,455
Harvard Bioscience, Inc. (A)	6,562	24,608
Luminex Corp.	2,011	40,884
VWR Corp. (A)	6,007	198,892
		1,324,839

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals – 1.5%
Amphastar Pharmaceuticals, Inc. (A)	2,759	$49,303
ANI Pharmaceuticals, Inc. (A)	478	25,090
Cempra, Inc. (A)	5,528	17,966
Cumberland Pharmaceuticals, Inc. (A)(B)	956	6,749
Depomed, Inc. (A)	2,796	16,189
Endo International PLC (A)	12,165	104,193
FRD Acquisition Company (A)(C)	5,160	3,493
Horizon Pharma PLC (A)	7,586	96,190
Intra-Cellular Therapies, Inc. (A)	1,728	27,268
Mallinckrodt PLC (A)	6,663	248,996
Phibro Animal Health Corp., Class A	29,731	1,101,534
Prestige Brands Holdings, Inc. (A)	1,211	60,659
SciClone Pharmaceuticals, Inc. (A)	1,021	11,435
Supernus Pharmaceuticals, Inc. (A)	40,650	1,626,000
Taro Pharmaceutical
Industries, Ltd. (A)(B)	541	60,965
Tetraphase Pharmaceuticals, Inc. (A)	2,506	17,141
		3,473,171
		19,096,553
Industrials – 19.9%
Aerospace and defense – 2.4%
AAR Corp.	4,565	172,466
Aerovironment, Inc. (A)	547	29,604
BWX Technologies, Inc.	26,797	1,501,168
CPI Aerostructures, Inc. (A)	1,400	13,090
Cubic Corp.	2,425	123,675
Curtiss-Wright Corp.	1,545	161,514
DigitalGlobe, Inc. (A)	5,538	195,215
Ducommun, Inc. (A)	2,274	72,882
Engility Holdings, Inc. (A)	2,470	85,660
Esterline Technologies Corp. (A)	2,214	199,592
KLX, Inc. (A)	4,664	246,866
Mercury Systems, Inc. (A)	3,184	165,186
Moog, Inc., Class A (A)	2,543	212,162
National Presto Industries, Inc. (B)	244	25,974
Orbital ATK, Inc.	12,927	1,721,359
SIFCO Industries, Inc. (A)	1,000	5,700
Sparton Corp. (A)	2,053	47,650
Teledyne Technologies, Inc. (A)	909	144,695
The KeyW Holding Corp. (A)(B)	1,918	14,596
Triumph Group, Inc.	4,181	124,385
Vectrus, Inc. (A)	325	10,023
Wesco Aircraft Holdings, Inc. (A)	7,177	67,464
		5,340,926
Air freight and logistics – 1.1%
Air Transport Services Group, Inc. (A)	7,899	192,262
Atlas Air Worldwide Holdings, Inc. (A)	3,290	216,482
Echo Global Logistics, Inc. (A)	1,157	21,809
Forward Air Corp.	22,419	1,283,039
Hub Group, Inc., Class A (A)	4,316	185,372
Radiant Logistics, Inc. (A)	1,875	9,956
XPO Logistics, Inc. (A)	6,402	433,928
		2,342,848
Airlines – 0.5%
Copa Holdings SA, Class A	1,308	162,885
JetBlue Airways Corp. (A)	27,591	511,261
SkyWest, Inc.	5,831	255,981
Spirit Airlines, Inc. (A)	4,337	144,899
		1,075,026
Building products – 1.8%
Apogee Enterprises, Inc.	22,382	1,080,155
Armstrong Flooring, Inc. (A)	1,155	18,191
CSW Industrials, Inc. (A)	371	16,454
Gibraltar Industries, Inc. (A)	4,144	129,086
Griffon Corp.	6,971	154,756
Insteel Industries, Inc.	1,989	51,933
Owens Corning	8,118	627,927
Quanex Building Products Corp.	3,929	90,171
Simpson Manufacturing Company, Inc.	4,345	213,079
Trex Company, Inc. (A)	15,163	1,365,731
Universal Forest Products, Inc.	2,142	210,259
USG Corp. (A)(B)	3,059	99,876
		4,057,618
Commercial services and supplies – 2.5%
ABM Industries, Inc.	32,571	1,358,536
ACCO Brands Corp. (A)	7,990	95,081
Acme United Corp.	733	16,859
ARC Document Solutions, Inc. (A)	3,098	12,671
Brady Corp., Class A	1,456	55,255
CECO Environmental Corp.	1,395	11,802
Clean Harbors, Inc. (A)	3,206	181,780
Ennis, Inc.	4,487	88,170
Essendant, Inc.	3,431	45,186
Heritage-Crystal Clean, Inc. (A)	1,877	40,825
InnerWorkings, Inc. (A)	3,056	34,380
LSC Communications, Inc.	540	8,915
Matthews International Corp., Class A	312	19,422
McGrath RentCorp	3,757	164,369
Mobile Mini, Inc.	33,109	1,140,605
NL Industries, Inc. (A)	3,260	29,829
SP Plus Corp. (A)	1,277	50,442
Steelcase, Inc., Class A	3,180	48,972
Stericycle, Inc. (A)	355	25,425
Team, Inc. (A)	410	5,474
Tetra Tech, Inc.	5,782	269,152
UniFirst Corp.	691	104,687
Viad Corp.	2,789	169,850
Virco Manufacturing Corp. (A)	1,200	6,600
VSE Corp.	2,134	121,339
Waste Connections, Inc.	22,474	1,572,281
		5,677,907
Construction and engineering – 2.4%
AECOM (A)	14,815	545,340
Aegion Corp. (A)	3,621	84,297
Ameresco, Inc., Class A (A)	6,918	53,960
Chicago Bridge & Iron Company
NV (B)	3,567	59,926
Dycom Industries, Inc. (A)	11,047	948,716
EMCOR Group, Inc.	1,527	105,943
Fluor Corp.	3,458	145,582
Granite Construction, Inc.	3,565	206,592
Great Lakes Dredge & Dock Corp. (A)	13,300	64,505
IES Holdings, Inc. (A)	237	4,100
Jacobs Engineering Group, Inc.	11,869	691,607
KBR, Inc.	4,221	75,471
Layne Christensen Company (A)	3,312	41,566
MasTec, Inc. (A)	4,736	219,750
MYR Group, Inc. (A)	2,443	71,189
Northwest Pipe Company (A)	1,706	32,448
NV5 Global, Inc. (A)	290	15,849
Orion Group Holdings, Inc. (A)	4,263	27,965
Primoris Services Corp.	41,279	1,214,428
Quanta Services, Inc. (A)	14,425	539,062
Sterling Construction Company, Inc. (A)	3,771	57,432
Tutor Perini Corp. (A)	6,222	176,705
		5,382,433

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment – 1.4%
Allied Motion Technologies, Inc.	600	$15,204
AZZ, Inc.	840	40,908
Babcock & Wilcox
Enterprises, Inc. (A)(B)	3,150	10,490
Encore Wire Corp.	2,766	123,848
EnerSys	14,858	1,027,728
Generac Holdings, Inc. (A)	27,899	1,281,401
LSI Industries, Inc.	4,131	27,306
Powell Industries, Inc.	1,244	37,308
Preformed Line Products Company	984	66,223
Regal Beloit Corp.	3,866	305,414
Sunrun, Inc. (A)(B)	1,551	8,608
Thermon Group Holdings, Inc. (A)	2,154	38,750
Ultralife Corp. (A)	1,984	13,392
		2,996,580
Industrial conglomerates – 0.0%
Carlisle Companies, Inc.	749	75,117
Raven Industries, Inc.	300	9,720
		84,837
Machinery – 3.7%
Actuant Corp., Class A	1,269	32,486
AGCO Corp.	6,818	502,964
Alamo Group, Inc.	1,644	176,516
Albany International Corp., Class A	31,841	1,827,673
American Railcar Industries, Inc. (B)	2,426	93,644
Astec Industries, Inc.	2,911	163,045
Barnes Group, Inc.	4,252	299,511
Briggs & Stratton Corp.	4,976	116,936
Chart Industries, Inc. (A)	3,324	130,401
CIRCOR International, Inc.	1,614	87,850
Colfax Corp. (A)	9,998	416,317
Columbus McKinnon Corp.	2,978	112,777
Commercial Vehicle Group, Inc. (A)	757	5,564
DMC Global, Inc.	960	16,224
Douglas Dynamics, Inc.	1,090	42,946
ESCO Technologies, Inc.	3,287	197,056
Federal Signal Corp.	6,669	141,916
Franklin Electric Company, Inc.	1,522	68,262
FreightCar America, Inc.	735	14,377
Gencor Industries, Inc. (A)	2,100	37,065
Graham Corp.	333	6,936
Hardinge, Inc.	1,500	22,905
Hurco Companies, Inc.	1,054	43,846
Hyster-Yale Materials Handling, Inc.	970	74,147
ITT, Inc.	3,601	159,416
Kadant, Inc.	218	21,484
Key Technology, Inc. (A)	641	12,108
LB Foster Company, Class A (A)	1,699	38,652
Miller Industries, Inc.	2,106	58,863
NN, Inc.	2,376	68,904
Oshkosh Corp.	2,400	198,096
Park-Ohio Holdings Corp.	749	34,154
Perma-Pipe International
Holdings, Inc. (A)	1,100	9,295
Spartan Motors, Inc.	7,540	83,317
SPX Corp. (A)	58,219	1,708,145
SPX FLOW, Inc. (A)	2,346	90,462
Terex Corp.	1,593	71,717
The Eastern Company	1,471	42,218
The Gorman-Rupp Company	826	26,903
The Greenbrier Companies, Inc. (B)	3,369	162,217
The LS Starrett Company, Class A	1,530	13,617
The Manitowoc Company, Inc. (A)	11,528	103,752
Titan International, Inc.	3,936	39,950
TriMas Corp. (A)	1,856	50,112
Trinity Industries, Inc.	15,485	493,972
Twin Disc, Inc. (A)	1,650	30,707
Wabash National Corp. (B)	3,712	84,708
		8,234,133
Marine – 0.2%
Costamare, Inc.	343	2,120
Kirby Corp. (A)	5,111	337,070
Matson, Inc.	3,414	96,207
Scorpio Bulkers, Inc. (A)	2,266	15,975
		451,372
Professional services – 0.9%
Acacia Research Corp. (A)	2,172	9,883
CBIZ, Inc. (A)	7,630	123,988
CRA International, Inc.	1,771	72,700
Franklin Covey Company (A)	830	16,849
FTI Consulting, Inc. (A)	4,498	159,589
GP Strategies Corp. (A)	1,125	34,706
Heidrick & Struggles International, Inc.	2,683	56,745
Hill International, Inc. (A)	9,256	43,966
Huron Consulting Group, Inc. (A)	1,611	55,257
ICF International, Inc. (A)	2,514	135,630
Kelly Services, Inc., Class A	4,830	121,185
Korn/Ferry International	5,632	222,070
ManpowerGroup, Inc.	3,479	409,896
Mistras Group, Inc. (A)	1,232	25,256
Navigant Consulting, Inc. (A)	9,227	156,121
On Assignment, Inc. (A)	4,255	228,408
RCM Technologies, Inc. (A)	300	1,716
Resources Connection, Inc.	5,520	76,728
RPX Corp. (A)	4,949	65,723
TrueBlue, Inc. (A)	2,519	56,552
		2,072,968
Road and rail – 2.1%
AMERCO	894	335,161
ArcBest Corp.	3,836	128,314
Celadon Group, Inc. (B)	5,529	37,321
Covenant Transportation Group, Inc.,
Class A (A)	1,513	43,847
Genesee & Wyoming, Inc., Class A (A)	5,038	372,862
Hertz Global Holdings, Inc. (A)(B)	2,399	53,642
Knight-Swift Transportation
Holdings, Inc. (A)	29,900	1,242,345
Marten Transport, Ltd.	9,946	204,390
Old Dominion Freight Line, Inc.	12,265	1,350,499
P.A.M. Transportation Services, Inc. (A)	975	23,332
Patriot Transportation Holding, Inc. (A)	450	8,775
Roadrunner Transportation
Systems, Inc. (A)	2,098	19,994
Ryder System, Inc.	5,278	446,255
Saia, Inc. (A)	3,963	248,282
USA Truck, Inc. (A)	1,375	19,319
Werner Enterprises, Inc.	5,765	210,711
		4,745,049
Trading companies and distributors – 0.9%
Air Lease Corp.	10,421	444,143
Aircastle, Ltd.	2,408	53,674
Beacon Roofing Supply, Inc. (A)	898	46,023
BMC Stock Holdings, Inc. (A)	2,274	48,550
CAI International, Inc. (A)	3,456	104,786
DXP Enterprises, Inc. (A)	661	20,815
GATX Corp. (B)	4,160	256,090
Houston Wire & Cable Company (A)	3,039	15,955

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Kaman Corp.	2,465	$137,498
Lawson Products, Inc. (A)	591	14,893
Nexeo Solutions, Inc. (A)	3,165	23,105
NOW, Inc. (A)	9,114	125,864
Rush Enterprises, Inc., Class A (A)	3,243	150,118
Rush Enterprises, Inc., Class B (A)	2,821	123,052
Titan Machinery, Inc. (A)	2,816	43,732
Transcat, Inc. (A)	1,532	20,912
Triton International, Ltd. (A)	5,250	174,720
Veritiv Corp. (A)	889	28,893
WESCO International, Inc. (A)	4,092	238,359
Willis Lease Finance Corp. (A)	406	9,984
		2,081,166
		44,542,863
Information technology – 15.7%
Communications equipment – 0.7%
ADTRAN, Inc.	5,269	126,456
ARRIS International PLC (A)	8,057	229,544
Black Box Corp.	2,530	8,223
Brocade Communications Systems, Inc.	23,452	280,251
Calix, Inc. (A)	5,847	29,527
Communications Systems, Inc.	1,800	7,524
Comtech Telecommunications Corp.	3,221	66,127
Digi International, Inc. (A)	4,813	51,018
EchoStar Corp., Class A (A)	4,430	253,529
Finisar Corp. (A)	6,072	134,616
Harmonic, Inc. (A)	4,356	13,286
Infinera Corp. (A)	2,524	22,388
NETGEAR, Inc. (A)	3,703	176,263
NetScout Systems, Inc. (A)	2,241	72,496
Optical Cable Corp. (A)	931	2,002
RELM Wireless Corp.	2,100	7,560
TESSCO Technologies, Inc.	1,750	21,788
Viavi Solutions, Inc. (A)	4,059	38,398
		1,540,996
Electronic equipment, instruments and components – 6.5%
ADDvantage Technologies
Group, Inc. (A)	428	586
Anixter International, Inc. (A)	2,372	201,620
Arrow Electronics, Inc. (A)	9,245	743,390
Avnet, Inc.	12,911	507,402
AVX Corp.	15,148	276,148
Bel Fuse, Inc., Class B	1,641	51,199
Belden, Inc.	14,362	1,156,572
Benchmark Electronics, Inc. (A)	5,463	186,561
Coherent, Inc. (A)	7,729	1,817,629
Control4 Corp. (A)	955	28,134
CTS Corp.	3,610	87,001
Daktronics, Inc.	3,929	41,530
Electro Scientific Industries, Inc. (A)	4,104	57,128
ePlus, Inc. (A)	1,724	159,384
Fabrinet (A)	3,520	130,451
FARO Technologies, Inc. (A)	838	32,054
FLIR Systems, Inc.	29,812	1,159,985
Frequency Electronics, Inc. (A)	1,783	16,742
II-VI, Inc. (A)	6,011	247,353
Insight Enterprises, Inc. (A)	4,260	195,619
Jabil, Inc.	17,909	511,302
KEMET Corp. (A)	4,206	88,873
Key Tronic Corp. (A)	1,900	13,699
Kimball Electronics, Inc. (A)	5,006	108,380
Knowles Corp. (A)	6,866	104,844
Methode Electronics, Inc.	1,177	49,846
MTS Systems Corp.	201	10,743
National Instruments Corp.	27,190	1,146,602
Novanta, Inc. (A)	2,012	87,723
OSI Systems, Inc. (A)	1,504	137,420
PAR Technology Corp. (A)	3,132	32,698
Park Electrochemical Corp.	3,038	56,203
PC Connection, Inc.	3,952	111,407
PCM, Inc. (A)	3,055	42,770
Plexus Corp. (A)	3,089	173,231
Radisys Corp. (A)	5,279	7,232
RF Industries, Ltd.	120	276
Richardson Electronics, Ltd.	2,384	14,232
Rogers Corp. (A)	1,656	220,712
Sanmina Corp. (A)	7,733	287,281
ScanSource, Inc. (A)	2,542	110,958
SMTC Corp. (A)	490	637
SYNNEX Corp.	2,965	375,102
Systemax, Inc.	7,064	186,702
Tech Data Corp. (A)	14,005	1,244,344
TTM Technologies, Inc. (A)	16,517	253,866
VeriFone Systems, Inc. (A)	2,849	57,778
Vishay Intertechnology, Inc.	16,846	316,705
Vishay Precision Group, Inc. (A)	1,686	41,138
Zebra Technologies Corp., Class A (A)	16,041	1,741,732
		14,630,924
Internet software and services – 0.3%
Actua Corp. (A)	4,555	69,692
Bankrate, Inc. (A)	8,624	120,305
Bazaarvoice, Inc. (A)	1,732	8,573
Blucora, Inc. (A)	6,814	172,394
Cars.com, Inc. (A)(B)	6,379	169,745
DHI Group, Inc. (A)	5,212	13,551
Internap Corp. (A)(B)	3,547	15,429
Liquidity Services, Inc. (A)	1,691	9,977
LogMeIn, Inc.	233	25,642
Reis, Inc.	300	5,400
TechTarget, Inc. (A)	7,344	87,687
The Meet Group, Inc. (A)	2,642	9,617
XO Group, Inc. (A)	1,176	23,132
		731,144
IT services – 2.0%
Acxiom Corp. (A)	3,006	74,068
Blackhawk Network Holdings, Inc. (A)	1,234	54,049
CACI International, Inc., Class A (A)	1,477	205,820
Cardtronics PLC, Class A (A)	836	19,236
Convergys Corp.	7,764	201,010
DST Systems, Inc.	1,379	75,680
Euronet Worldwide, Inc. (A)	11,972	1,134,826
Genpact, Ltd.	37,766	1,085,773
Jack Henry & Associates, Inc.	10,405	1,069,530
ManTech International Corp., Class A	2,961	130,728
ModusLink Global Solutions, Inc. (A)	216	406
Perficient, Inc. (A)	2,608	51,299
StarTek, Inc. (A)	3,143	36,930
Sykes Enterprises, Inc. (A)	6,144	179,159
Virtusa Corp. (A)	283	10,692
		4,329,206
Semiconductors and semiconductor equipment – 3.4%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	63,800
Amkor Technology, Inc. (A)	19,605	206,833
Axcelis Technologies, Inc. (A)	4,415	120,750
AXT, Inc. (A)	4,229	38,695
Brooks Automation, Inc.	6,240	189,446
Cabot Microelectronics Corp.	1,306	104,389

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cohu, Inc.	4,192	$99,937
Cree, Inc. (A)	8,435	237,783
Diodes, Inc. (A)	3,753	112,327
DSP Group, Inc. (A)	1,726	22,438
Entegris, Inc. (A)	2,390	68,952
First Solar, Inc. (A)	2,711	124,381
FormFactor, Inc. (A)	1,299	21,888
GSI Technology, Inc. (A)	3,507	25,496
IXYS Corp. (A)	7,588	179,836
Kulicke & Soffa Industries, Inc. (A)	9,404	202,844
MACOM Technology Solutions
Holdings, Inc. (A)	22,974	1,024,870
Microsemi Corp. (A)	30,953	1,593,460
MKS Instruments, Inc.	1,405	132,702
Nanometrics, Inc. (A)	1,358	39,110
NeoPhotonics Corp. (A)(B)	3,808	21,172
ON Semiconductor Corp. (A)	3,405	62,890
PDF Solutions, Inc. (A)	1,122	17,380
Photronics, Inc. (A)	10,302	91,173
Power Integrations, Inc.	8,202	600,386
Rambus, Inc. (A)	5,178	69,126
Rudolph Technologies, Inc. (A)	3,587	94,338
Sigma Designs, Inc. (A)	7,902	49,783
Synaptics, Inc. (A)	1,034	40,512
Teradyne, Inc.	30,028	1,119,744
Ultra Clean Holdings, Inc. (A)	2,706	82,858
Veeco Instruments, Inc. (A)	1,969	42,137
Xcerra Corp. (A)	6,686	65,857
Xperi Corp.	28,335	716,876
		7,684,169
Software – 2.5%
Aware, Inc. (A)	2,160	10,044
Blackbaud, Inc.	17,755	1,558,889
CommVault Systems, Inc. (A)	18,338	1,114,950
MicroStrategy, Inc., Class A (A)	177	22,605
Monotype Imaging Holdings, Inc.	1,489	28,663
RealNetworks, Inc. (A)	766	3,677
Seachange International, Inc. (A)	5,428	14,873
Synchronoss Technologies, Inc. (A)	2,743	25,592
Take-Two Interactive Software, Inc. (A)	24,271	2,481,224
Telenav, Inc. (A)	3,350	21,273
The Rubicon Project, Inc. (A)	4,652	18,096
TiVo Corp.	6,381	126,663
VASCO Data Security
International, Inc. (A)	932	11,231
Zynga, Inc., Class A (A)	52,782	199,516
		5,637,296
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	18,635
Cray, Inc. (A)	1,026	19,956
Electronics For Imaging, Inc. (A)	5,466	233,289
Stratasys, Ltd. (A)	2,260	52,251
Super Micro Computer, Inc. (A)	4,794	105,947
Xerox Corp.	5,743	191,184
		621,262
		35,174,997
Materials – 5.3%
Chemicals – 2.5%
American Vanguard Corp.	2,118	48,502
Ashland Global Holdings, Inc.	183	11,966
Cabot Corp.	774	43,189
Calgon Carbon Corp.	3,192	68,309
CF Industries Holdings, Inc.	901	31,679
Core Molding Technologies, Inc.	1,000	21,940
FutureFuel Corp.	4,276	67,304
Hawkins, Inc.	730	29,784
HB Fuller Company	3,865	224,402
Huntsman Corp.	4,571	125,337
Innophos Holdings, Inc.	1,309	64,390
Innospec, Inc.	1,994	122,930
Intrepid Potash, Inc. (A)	5,049	22,014
KMG Chemicals, Inc.	801	43,959
Kraton Corp. (A)	3,085	124,757
LSB Industries, Inc. (A)(B)	567	4,502
Minerals Technologies, Inc.	18,442	1,302,927
Olin Corp.	2,016	69,048
Platform Specialty Products Corp. (A)	13,413	149,555
PolyOne Corp.	29,266	1,171,518
Sensient Technologies Corp.	13,306	1,023,498
Stepan Company	1,533	128,251
The Mosaic Company	16,798	362,669
Trecora Resources (A)(B)	2,774	36,894
Tredegar Corp.	1,654	29,772
Tronox, Ltd., Class A	6,193	130,672
		5,459,768
Construction materials – 0.5%
Eagle Materials, Inc.	10,359	1,105,305
United States Lime & Minerals, Inc.	686	57,624
		1,162,929
Containers and packaging – 0.8%
Graphic Packaging Holding Company	118,223	1,649,211
Greif, Inc., Class A	1,678	98,230
Greif, Inc., Class B	498	31,997
Sonoco Products Company	970	48,937
		1,828,375
Metals and mining – 1.0%
Alcoa Corp. (A)	5,734	267,319
Allegheny Technologies, Inc. (A)(B)	4,065	97,154
Ampco-Pittsburgh Corp.	1,644	28,606
Carpenter Technology Corp.	4,255	204,368
Century Aluminum Company (A)	4,024	66,718
Commercial Metals Company	4,599	87,519
Ferroglobe PLC	3,057	40,230
Friedman Industries, Inc.	1,511	9,293
Haynes International, Inc.	458	16,447
Hecla Mining Company	35,139	176,398
Materion Corp.	2,976	128,414
Olympic Steel, Inc.	2,383	52,426
Reliance Steel & Aluminum Company	7,223	550,176
Schnitzer Steel Industries, Inc., Class A	5,182	145,873
SunCoke Energy, Inc. (A)	6,433	58,798
Synalloy Corp. (A)	2,039	25,488
TimkenSteel Corp. (A)	2,689	44,369
United States Steel Corp.	8,476	217,494
Universal Stainless & Alloy
Products, Inc. (A)	1,562	32,568
		2,249,658
Paper and forest products – 0.5%
Boise Cascade Company (A)	2,384	83,202
Clearwater Paper Corp. (A)	1,597	78,652
Domtar Corp.	7,237	314,013
KapStone Paper and Packaging Corp.	9,227	198,288
Louisiana-Pacific Corp. (A)	1,411	38,210
Mercer International, Inc.	10,058	119,187
PH Glatfelter Company	4,610	89,665
Resolute Forest Products, Inc. (A)	9,682	48,894

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	1,971	$81,718
		1,051,829
		11,752,559
Real estate – 2.1%
Equity real estate investment trusts – 1.5%
Alexander & Baldwin, Inc.	4,565	211,496
CubeSmart	42,117	1,093,357
Healthcare Trust of America, Inc.,
Class A	31,910	950,918
Highwoods Properties, Inc.	20,739	1,080,295
		3,336,066
Real estate management and development – 0.6%
Forestar Group, Inc. (A)(C)	1,413	24,304
FRP Holdings, Inc. (A)	982	44,436
Griffin Industrial Realty, Inc.	892	32,424
Kennedy-Wilson Holdings, Inc.	44,969	834,175
RE/MAX Holdings, Inc., Class A	493	31,330
Realogy Holdings Corp.	9,825	323,734
Stratus Properties, Inc.	1,025	31,058
Tejon Ranch Company (A)	546	11,521
The St. Joe Company (A)	1,296	24,430
		1,357,412
		4,693,478
Telecommunication services – 1.0%
Diversified telecommunication services – 0.8%
ATN International, Inc.	1,524	80,315
Consolidated Communications
Holdings, Inc.	2,508	47,853
Frontier Communications Corp. (B)	7,744	91,302
Hawaiian Telcom Holdco, Inc. (A)	1,868	55,704
IDT Corp., Class B	1,000	14,080
Iridium Communications, Inc. (A)(B)	129,336	1,332,161
Lumos Networks Corp. (A)	1,801	32,274
ORBCOMM, Inc. (A)	3,587	37,556
Windstream Holdings, Inc. (B)	6,907	12,225
		1,703,470
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	3,863	59,297
Telephone & Data Systems, Inc.	9,768	272,430
United States Cellular Corp. (A)	3,059	108,289
		440,016
		2,143,486
Utilities – 1.1%
Gas utilities – 0.7%
UGI Corp.	30,402	1,424,638
Independent power and renewable electricity producers –
0.4%
Calpine Corp. (A)	32,650	481,588
Dynegy, Inc. (A)	9,159	89,667
NRG Energy, Inc.	5,667	145,019
Ormat Technologies, Inc.	2,835	173,077
		889,351
Water utilities – 0.0%
Consolidated Water Company, Ltd.	3,558	45,542
		2,359,531
TOTAL COMMON STOCKS (Cost $179,254,099)		$221,685,783

SECURITIES LENDING COLLATERAL – 3.1%
John Hancock Collateral Trust,
1.2098% (D)(E)	690,219	$6,906,328
TOTAL SECURITIES LENDING COLLATERAL (Cost
$6,906,311)		$6,906,328

SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.9248% (D)	1,920,848	1,920,848
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,920,848)		$1,920,848
Total Investments (Small Cap Opportunities Trust)
(Cost $188,081,258) – 102.9%		$230,512,959
Other assets and liabilities, net – (2.9%)		(6,562,368)
TOTAL NET ASSETS – 100.0%		$223,950,591

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $6,748,335.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.5%
Consumer discretionary – 2.8%
Household durables – 1.7%
Helen of Troy, Ltd. (A)	44,370	$4,299,453
TRI Pointe Group, Inc. (A)	501,690	6,928,339
		11,227,792
Multiline retail – 0.6%
Fred’s, Inc., Class A (B)	571,972	3,683,500
Specialty retail – 0.5%
The Cato Corp., Class A	243,286	3,218,674
		18,129,966
Consumer staples – 3.8%
Beverages – 1.1%
C&C Group PLC	2,024,433	7,327,180
Food and staples retailing – 1.0%
Smart & Final Stores, Inc. (A)	826,412	6,487,334
Food products – 1.7%
Cranswick PLC	243,686	9,657,363
Post Holdings, Inc. (A)	14,460	1,276,384
		10,933,747
		24,748,261
Energy – 4.3%
Energy equipment and services – 2.1%
Era Group, Inc. (A)	257,547	2,881,951
SEACOR Holdings, Inc. (A)	142,508	6,571,044
SEACOR Marine Holdings, Inc. (A)	167,408	2,618,261
Tesco Corp. (A)	308,598	1,681,859
		13,753,115
Oil, gas and consumable fuels – 2.2%
Diamondback Energy, Inc. (A)	11,466	1,123,209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Dorian LPG, Ltd. (A)	432,060	$2,946,649
Resolute Energy Corp. (A)(B)	160,290	4,759,010
RSP Permian, Inc. (A)	16,870	583,533
Scorpio Tankers, Inc.	1,443,480	4,951,132
		14,363,533
		28,116,648
Financials – 22.4%
Banks – 16.4%
1st Source Corp.	119,800	6,085,840
Banc of California, Inc. (B)	311,960	6,473,170
FCB Financial Holdings, Inc.,
Class A (A)	104,760	5,059,908
First Busey Corp.	257,573	8,077,489
First Midwest Bancorp, Inc.	605,111	14,171,700
Flushing Financial Corp.	281,746	8,373,491
Great Western Bancorp, Inc.	288,746	11,919,435
Hancock Holding Company	317,090	15,363,011
International Bancshares Corp.	403,114	16,164,871
MB Financial, Inc.	294,758	13,270,005
Webster Financial Corp.	25,720	1,351,586
		106,310,506
Capital markets – 1.1%
Ares Capital Corp.	36,876	604,398
Solar Capital, Ltd.	309,784	6,703,726
		7,308,124
Insurance – 2.8%
Alleghany Corp. (A)	2,348	1,300,815
Assured Guaranty, Ltd.	19,290	728,198
Kemper Corp.	206,630	10,951,390
Reinsurance Group of America, Inc.	12,240	1,707,847
State National Companies, Inc.	125,251	2,629,018
White Mountains Insurance Group, Ltd.	1,320	1,131,240
		18,448,508
Thrifts and mortgage finance – 2.1%
Northwest Bancshares, Inc.	782,340	13,511,012
		145,578,150
Health care – 6.8%
Health care equipment and supplies – 3.3%
Haemonetics Corp. (A)	228,250	10,241,578
ICU Medical, Inc. (A)	29,456	5,474,398
Natus Medical, Inc. (A)	109,090	4,090,875
STERIS PLC	22,030	1,947,452
		21,754,303
Health care providers and services – 1.5%
AMN Healthcare Services, Inc. (A)(B)	58,800	2,687,160
CorVel Corp. (A)	105,490	5,738,656
Envision Healthcare Corp. (A)	23,780	1,068,911
		9,494,727
Health care technology – 1.9%
Allscripts Healthcare Solutions, Inc. (A)	853,287	12,142,274
Pharmaceuticals – 0.1%
Phibro Animal Health Corp., Class A	25,700	952,185
		44,343,489
Industrials – 31.1%
Aerospace and defense – 2.4%
Astronics Corp. (A)	59,308	1,764,413
Cubic Corp.	275,260	14,038,260
		15,802,673
Air freight and logistics – 1.2%
Forward Air Corp.	135,220	7,738,641
Building products – 1.5%
Tyman PLC	2,284,957	9,879,354
Commercial services and supplies – 6.2%
ACCO Brands Corp. (A)	738,280	8,785,532
Clean Harbors, Inc. (A)	13,780	781,326
Essendant, Inc.	379,075	4,992,418
Matthews International Corp., Class A	174,500	10,862,625
SP Plus Corp. (A)	232,858	9,197,891
Steelcase, Inc., Class A	367,480	5,659,192
		40,278,984
Construction and engineering – 1.3%
Primoris Services Corp.	296,860	8,733,621
Electrical equipment – 1.3%
Thermon Group Holdings, Inc. (A)	454,440	8,175,376
Machinery – 11.1%
Albany International Corp., Class A	249,924	14,345,638
CIRCOR International, Inc.	131,082	7,134,793
ESCO Technologies, Inc.	199,192	11,941,560
Luxfer Holdings PLC, ADR	446,545	5,559,485
Mueller Industries, Inc.	478,680	16,729,866
TriMas Corp. (A)	601,921	16,251,867
		71,963,209
Professional services – 4.7%
FTI Consulting, Inc. (A)	301,495	10,697,043
Huron Consulting Group, Inc. (A)	197,221	6,764,680
ICF International, Inc. (A)	108,740	5,866,523
Mistras Group, Inc. (A)	346,223	7,097,572
		30,425,818
Trading companies and distributors – 1.4%
GATX Corp. (B)	149,580	9,208,145
		202,205,821
Information technology – 9.5%
Electronic equipment, instruments and components – 5.3%
Belden, Inc.	243,609	19,617,833
CTS Corp.	303,430	7,312,663
Keysight Technologies, Inc. (A)	32,220	1,342,285
ScanSource, Inc. (A)	141,170	6,162,071
		34,434,852
IT services – 3.1%
Forrester Research, Inc.	246,883	10,332,054
WNS Holdings, Ltd., ADR (A)	266,569	9,729,769
		20,061,823
Technology hardware, storage and peripherals – 1.1%
Diebold Nixdorf, Inc. (B)	305,270	6,975,420
		61,472,095
Materials – 8.2%
Chemicals – 3.2%
Orion Engineered Carbons SA (B)	327,010	7,341,375
Sensient Technologies Corp.	170,310	13,100,245
		20,441,620
Containers and packaging – 2.1%
Greif, Inc., Class A	234,170	13,708,312
Paper and forest products – 2.9%
Deltic Timber Corp.	138,466	12,244,548
Neenah Paper, Inc.	78,630	6,726,797
		18,971,345
		53,121,277
Real estate – 5.7%
Equity real estate investment trusts – 5.7%
Corporate Office Properties Trust	225,827	7,413,900

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DiamondRock Hospitality Company	536,498	$5,874,653
Education Realty Trust, Inc.	183,363	6,588,233
Ramco-Gershenson Properties Trust	695,810	9,052,488
Summit Hotel Properties, Inc.	494,359	7,904,800
		36,834,074
Utilities – 1.9%
Electric utilities – 0.1%
Westar Energy, Inc.	8,780	435,488
Gas utilities – 1.8%
New Jersey Resources Corp.	99,818	4,207,329
Spire, Inc. (B)	78,160	5,834,644
UGI Corp.	24,210	1,134,481
WGL Holdings, Inc.	8,750	736,750
		11,913,204
		12,348,692
TOTAL COMMON STOCKS (Cost $495,359,627)		$626,898,473

SECURITIES LENDING COLLATERAL – 5.0%
John Hancock Collateral Trust,
1.2098% (C)(D)	3,250,153	32,521,028
TOTAL SECURITIES LENDING COLLATERAL (Cost
$32,520,663)		$32,521,028

SHORT-TERM INVESTMENTS – 3.4%
Repurchase agreement – 3.4%
Bank of America Tri-Party Repurchase
Agreement dated 9-29-17 at 1.070%
to be repurchased at $22,401,997 on
10-2-17, collateralized by $21,561,001
Government National Mortgage
Association, 4.000% due 4-20-47
(valued at $22,848,001,
including interest)	$22,400,000	22,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,400,000)		$22,400,000
Total Investments (Small Cap Value Trust)
(Cost $550,280,290) – 104.9%		$681,819,501
Other assets and liabilities, net – (4.9%)		(32,070,295)
TOTAL NET ASSETS – 100.0%		$649,749,206

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $31,481,179.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 11.6%
Auto components – 0.9%
Visteon Corp. (A)	8,673	$1,073,457
Distributors – 0.9%
Pool Corp.	10,811	1,169,426
Hotels, restaurants and leisure – 4.7%
Dunkin’ Brands Group, Inc.	18,013	956,130
Jack in the Box, Inc.	8,387	854,803
Penn National Gaming, Inc. (A)	51,342	1,200,889
Six Flags Entertainment Corp.	14,721	897,098
Texas Roadhouse, Inc.	20,260	995,576
The Wendy’s Company	62,524	970,998
		5,875,494
Household durables – 0.6%
CalAtlantic Group, Inc.	18,972	694,944
Leisure products – 0.8%
Brunswick Corp.	17,051	954,344
Media – 0.4%
IMAX Corp. (A)(B)	24,333	551,142
Specialty retail – 1.2%
Five Below, Inc. (A)	18,384	1,008,914
Urban Outfitters, Inc. (A)	23,409	559,475
		1,568,389
Textiles, apparel and luxury goods – 2.1%
Carter’s, Inc.	9,033	892,009
G-III Apparel Group, Ltd. (A)	22,711	659,073
Steven Madden, Ltd. (A)	24,933	1,079,599
		2,630,681
		14,517,877
Consumer staples – 1.1%
Beverages – 0.5%
The Boston Beer Company, Inc.,
Class A (A)(B)	3,722	581,376
Food products – 0.6%
Lancaster Colony Corp.	6,898	828,588
		1,409,964
Energy – 3.8%
Energy equipment and services – 0.8%
Patterson-UTI Energy, Inc.	45,020	942,719
Oil, gas and consumable fuels – 3.0%
Centennial Resource Development, Inc.,
Class A (A)(B)	57,266	1,029,070
Energen Corp. (A)	19,258	1,053,027
Laredo Petroleum, Inc. (A)(B)	59,284	766,542
Parsley Energy, Inc., Class A (A)	34,406	906,254
		3,754,893
		4,697,612
Financials – 9.2%
Banks – 4.0%
BankUnited, Inc.	22,272	792,215
Cathay General Bancorp	29,020	1,166,604
Cullen/Frost Bankers, Inc.	11,768	1,117,019
MB Financial, Inc.	23,287	1,048,381
Sterling Bancorp	38,815	956,790
		5,081,009
Capital markets – 2.6%
Evercore, Inc., Class A	11,420	916,455
Financial Engines, Inc.	21,306	740,384
MarketAxess Holdings, Inc.	5,764	1,063,516
WisdomTree Investments, Inc. (B)	49,680	505,742
		3,226,097
Insurance – 2.6%
American Equity Investment Life
Holding Company	34,303	997,531
American Financial Group, Inc.	10,768	1,113,950
RLI Corp.	11,669	669,334

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	4,476	$433,859
		3,214,674
		11,521,780
Health care – 24.5%
Biotechnology – 6.6%
ACADIA Pharmaceuticals, Inc. (A)	31,943	1,203,292
Agios Pharmaceuticals, Inc. (A)(B)	18,020	1,202,835
Exelixis, Inc. (A)	56,224	1,362,308
Halozyme Therapeutics, Inc. (A)(B)	82,152	1,426,980
Momenta Pharmaceuticals, Inc. (A)	52,532	971,842
Neurocrine Biosciences, Inc. (A)(B)	19,587	1,200,291
Repligen Corp. (A)	23,017	882,011
		8,249,559
Health care equipment and supplies – 7.9%
Align Technology, Inc. (A)	7,523	1,401,309
Cantel Medical Corp.	11,574	1,089,924
DexCom, Inc. (A)(B)	11,976	585,926
Halyard Health, Inc. (A)	25,016	1,126,470
Hill-Rom Holdings, Inc.	12,675	937,950
ICU Medical, Inc. (A)	5,198	966,048
Integra LifeSciences Holdings Corp. (A)	20,010	1,010,105
Nevro Corp. (A)	9,909	900,530
NuVasive, Inc. (A)	12,834	711,774
NxStage Medical, Inc. (A)	42,883	1,183,571
		9,913,607
Health care providers and services – 3.6%
Chemed Corp.	4,706	950,847
HealthEquity, Inc. (A)	30,201	1,527,567
HealthSouth Corp.	19,989	926,490
Select Medical Holdings Corp. (A)	58,000	1,113,600
		4,518,504
Health care technology – 1.1%
Evolent Health, Inc., Class A (A)(B)	35,670	634,926
Medidata Solutions, Inc. (A)	10,248	799,959
		1,434,885
Life sciences tools and services – 2.3%
Bio-Techne Corp.	9,220	1,114,606
Pacific Biosciences of
California, Inc. (A)(B)	95,789	502,892
PerkinElmer, Inc.	17,493	1,206,492
		2,823,990
Pharmaceuticals – 3.0%
Catalent, Inc. (A)	24,919	994,766
GW Pharmaceuticals PLC, ADR (A)(B)	7,696	781,067
Nektar Therapeutics (A)	49,818	1,195,632
Prestige Brands Holdings, Inc. (A)	15,361	769,432
		3,740,897
		30,681,442
Industrials – 15.7%
Aerospace and defense – 2.8%
BWX Technologies, Inc.	21,568	1,208,239
Orbital ATK, Inc.	9,883	1,316,020
TransDigm Group, Inc.	3,748	958,176
		3,482,435
Building products – 1.7%
AO Smith Corp.	21,071	1,252,250
Masonite International Corp. (A)	13,009	900,223
		2,152,473
Commercial services and supplies – 1.6%
Pitney Bowes, Inc.	41,346	579,257
The Brink’s Company	17,347	1,461,485
		2,040,742
Electrical equipment – 0.7%
Acuity Brands, Inc.	5,348	916,005
Machinery – 5.0%
ITT, Inc.	23,017	1,018,963
John Bean Technologies Corp.	12,221	1,235,543
Lincoln Electric Holdings, Inc.	10,950	1,003,896
The Timken Company	20,454	993,042
WABCO Holdings, Inc. (A)	7,189	1,063,972
Wabtec Corp. (B)	11,537	873,928
		6,189,344
Road and rail – 3.2%
Knight-Swift Transportation
Holdings, Inc. (A)	37,131	1,542,793
Landstar System, Inc.	9,974	993,909
Old Dominion Freight Line, Inc.	13,573	1,494,523
		4,031,225
Trading companies and distributors – 0.7%
Watsco, Inc.	5,403	870,261
		19,682,485
Information technology – 28.1%
Electronic equipment, instruments and components – 5.6%
Cognex Corp.	13,931	1,536,311
II-VI, Inc. (A)	15,514	638,401
Littelfuse, Inc.	6,599	1,292,612
National Instruments Corp.	23,654	997,489
Trimble, Inc. (A)	28,876	1,133,383
Zebra Technologies Corp., Class A (A)	12,491	1,356,273
		6,954,469
Internet software and services – 3.6%
2U, Inc. (A)(B)	16,080	901,123
CoStar Group, Inc. (A)	5,515	1,479,399
LogMeIn, Inc.	8,733	961,067
Q2 Holdings, Inc. (A)	29,262	1,218,762
		4,560,351
IT services – 3.6%
Booz Allen Hamilton Holding Corp.	34,994	1,308,426
EPAM Systems, Inc. (A)	10,749	945,160
Euronet Worldwide, Inc. (A)	13,985	1,325,638
ExlService Holdings, Inc. (A)	16,346	953,299
		4,532,523
Semiconductors and semiconductor equipment – 5.0%
Cavium, Inc. (A)	14,091	929,161
Integrated Device Technology, Inc. (A)	35,312	938,593
MKS Instruments, Inc.	12,498	1,180,436
Monolithic Power Systems, Inc.	9,116	971,310
Power Integrations, Inc.	11,949	874,667
Silicon Laboratories, Inc. (A)	16,618	1,327,778
		6,221,945
Software – 10.3%
Aspen Technology, Inc. (A)	22,516	1,414,230
CommVault Systems, Inc. (A)	20,281	1,233,085
Fair Isaac Corp.	9,651	1,355,966
Guidewire Software, Inc. (A)	18,426	1,434,648
Pegasystems, Inc.	10,616	612,012
Proofpoint, Inc. (A)	10,697	932,992
Qualys, Inc. (A)	21,726	1,125,407
RealPage, Inc. (A)	27,927	1,114,287
Take-Two Interactive Software, Inc. (A)	24,334	2,487,665

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Ultimate Software Group, Inc. (A)	6,037	$1,144,615
		12,854,907
		35,124,195
Materials – 3.8%
Chemicals – 1.6%
Ingevity Corp. (A)	16,098	1,005,642
PolyOne Corp.	26,325	1,053,790
		2,059,432
Construction materials – 1.1%
Martin Marietta Materials, Inc.	6,479	1,336,164
Containers and packaging – 1.1%
Berry Global Group, Inc. (A)	24,075	1,363,849
		4,759,445
Real estate – 1.7%
Equity real estate investment trusts – 1.7%
CubeSmart	27,056	702,374
Highwoods Properties, Inc.	14,318	745,825
Physicians Realty Trust	39,682	703,562
		2,151,761
TOTAL COMMON STOCKS (Cost $92,506,980)		$124,546,561

SECURITIES LENDING COLLATERAL – 7.1%
John Hancock Collateral Trust,
1.2098% (C)(D)	890,516	8,910,506
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,910,398)		$8,910,506
Total Investments (Small Company Growth Trust)
(Cost $101,417,378) – 106.6%		$133,457,067
Other assets and liabilities, net – (6.6%)		(8,251,248)
TOTAL NET ASSETS – 100.0%		$125,205,819

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $8,370,166.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 10.3%
Auto components – 1.7%
Dorman Products, Inc. (A)	29,500	$2,112,790
LCI Industries	22,800	2,641,380
		4,754,170
Distributors – 0.7%
Pool Corp.	18,500	2,001,145
Diversified consumer services – 0.9%
American Public Education, Inc. (A)	42,200	888,310
Capella Education Company	24,800	1,739,720
		2,628,030
Hotels, restaurants and leisure – 0.9%
ILG, Inc.	54,300	1,451,439
Red Robin Gourmet Burgers, Inc. (A)	17,300	1,159,100
		2,610,539
Household durables – 1.3%
Cavco Industries, Inc. (A)	14,600	2,154,230
CSS Industries, Inc.	35,600	1,025,992
Ethan Allen Interiors, Inc.	13,500	437,400
		3,617,622
Media – 0.9%
Cable One, Inc.	2,424	1,750,419
Scholastic Corp.	20,800	773,760
		2,524,179
Specialty retail – 2.6%
Aaron’s, Inc.	66,600	2,905,758
Express, Inc. (A)	82,000	554,320
Lumber Liquidators
Holdings, Inc. (A)(B)	62,941	2,453,440
Party City Holdco, Inc. (A)	73,837	1,000,491
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	69,707	314,379
		7,228,388
Textiles, apparel and luxury goods – 1.3%
Crocs, Inc. (A)	53,700	520,890
Culp, Inc.	38,400	1,257,600
Steven Madden, Ltd. (A)	41,400	1,792,620
		3,571,110
		28,935,183
Consumer staples – 3.9%
Food and staples retailing – 1.0%
PriceSmart, Inc.	18,600	1,660,050
SpartanNash Company	46,020	1,213,547
		2,873,597
Food products – 2.2%
Nomad Foods, Ltd. (A)	182,800	2,663,394
Pinnacle Foods, Inc.	22,100	1,263,457
Post Holdings, Inc. (A)	17,600	1,553,552
The Simply Good Foods Company (A)	57,592	674,402
		6,154,805
Household products – 0.5%
Energizer Holdings, Inc.	29,300	1,349,265
Tobacco – 0.2%
Vector Group, Ltd. (B)	35,541	727,522
		11,105,189
Energy – 5.0%
Energy equipment and services – 1.7%
Frank’s International NV (B)	123,000	949,560
Keane Group, Inc. (A)(B)	39,040	651,187
Oceaneering International, Inc.	41,000	1,077,070
Ranger Energy Services, Inc. (A)	28,500	418,950
Tesco Corp. (A)	163,300	889,985
TETRA Technologies, Inc. (A)	250,900	717,574
		4,704,326
Oil, gas and consumable fuels – 3.3%
Andeavor	17,083	1,762,111
Centennial Resource Development, Inc.,
Class A (A)(B)	98,500	1,770,045
Jagged Peak Energy, Inc. (A)(B)	44,800	611,968
Matador Resources Company (A)	86,800	2,356,620
Parsley Energy, Inc., Class A (A)	46,100	1,214,274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc. (A)	143,200	$1,646,800
		9,361,818
		14,066,144
Financials – 30.1%
Banks – 17.9%
Atlantic Capital Bancshares, Inc. (A)	46,716	847,895
BankUnited, Inc.	86,300	3,069,691
CoBiz Financial, Inc.	106,100	2,083,804
Columbia Banking System, Inc.	73,200	3,082,452
East West Bancorp, Inc.	80,200	4,794,356
First Hawaiian, Inc.	33,371	1,010,808
Glacier Bancorp, Inc.	68,500	2,586,560
Heritage Financial Corp.	30,050	886,475
Home BancShares, Inc.	205,800	5,190,276
Hope Bancorp, Inc.	91,300	1,616,923
Howard Bancorp, Inc. (A)	32,729	684,036
Live Oak Bancshares, Inc.	36,064	845,701
National Bank Holdings Corp., Class A	70,000	2,498,300
Park Sterling Corp.	66,100	820,962
Pinnacle Financial Partners, Inc.	19,100	1,278,745
Popular, Inc.	63,900	2,296,566
Prosperity Bancshares, Inc.	45,400	2,984,142
SVB Financial Group (A)	16,500	3,086,985
Synovus Financial Corp.	23,900	1,100,834
Texas Capital Bancshares, Inc. (A)	26,500	2,273,700
Towne Bank	87,600	2,934,600
Webster Financial Corp.	40,750	2,141,413
Wintrust Financial Corp.	29,300	2,294,483
		50,409,707
Capital markets – 3.5%
CBOE Holdings, Inc.	20,940	2,253,772
Hercules Capital, Inc.	123,600	1,594,440
Houlihan Lokey, Inc.	29,362	1,148,935
Janus Henderson Group PLC	36,063	1,256,435
Main Street Capital Corp. (B)	27,400	1,089,150
Safeguard Scientifics, Inc. (A)	42,300	564,705
Stifel Financial Corp.	18,700	999,702
TPG Specialty Lending, Inc.	51,600	1,081,536
		9,988,675
Consumer finance – 1.0%
Green Dot Corp., Class A (A)	57,100	2,831,018
Insurance – 3.2%
Assured Guaranty, Ltd.	38,600	1,457,150
Employers Holdings, Inc.	37,750	1,715,738
Kinsale Capital Group, Inc.	25,012	1,079,768
ProAssurance Corp.	49,000	2,677,850
Safety Insurance Group, Inc.	13,100	999,530
State Auto Financial Corp.	40,400	1,059,692
		8,989,728
Mortgage real estate investment trusts – 1.0%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	77,000	1,876,490
Redwood Trust, Inc.	55,500	904,095
		2,780,585
Thrifts and mortgage finance – 3.5%
Beneficial Bancorp, Inc.	108,040	1,793,464
Meridian Bancorp, Inc.	64,200	1,197,330
PCSB Financial Corp. (A)(B)	39,203	739,369
Radian Group, Inc.	125,600	2,347,464
United Financial Bancorp, Inc.	106,700	1,951,543
WSFS Financial Corp.	36,400	1,774,500
		9,803,670
		84,803,383
Health care – 7.8%
Biotechnology – 0.4%
Puma Biotechnology, Inc. (A)	10,000	1,197,500
Health care equipment and supplies – 5.3%
Analogic Corp.	12,900	1,080,375
Atrion Corp.	5,244	3,523,968
Haemonetics Corp. (A)	39,700	1,781,339
Halyard Health, Inc. (A)	55,300	2,490,159
Quidel Corp. (A)	63,000	2,763,180
West Pharmaceutical Services, Inc.	34,500	3,320,970
		14,959,991
Health care providers and services – 2.1%
Molina Healthcare, Inc. (A)	14,700	1,010,772
Select Medical Holdings Corp. (A)	76,200	1,463,040
The Ensign Group, Inc.	54,600	1,233,414
WellCare Health Plans, Inc. (A)	11,900	2,043,706
		5,750,932
		21,908,423
Industrials – 12.8%
Aerospace and defense – 0.8%
Triumph Group, Inc.	78,600	2,338,350
Building products – 0.6%
Universal Forest Products, Inc.	16,400	1,609,824
Commercial services and supplies – 1.8%
Brady Corp., Class A	32,400	1,229,580
Matthews International Corp., Class A	14,300	890,175
McGrath RentCorp	38,950	1,704,063
MSA Safety, Inc.	14,400	1,144,944
		4,968,762
Construction and engineering – 0.7%
Aegion Corp. (A)	81,200	1,890,336
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	40,700	732,193
Machinery – 3.7%
Blue Bird Corp. (A)	43,200	889,920
CIRCOR International, Inc.	26,800	1,458,724
Colfax Corp. (A)	28,700	1,195,068
ESCO Technologies, Inc.	43,800	2,625,810
Hillenbrand, Inc.	24,810	963,869
RBC Bearings, Inc. (A)(B)	14,800	1,852,220
Sun Hydraulics Corp.	29,200	1,576,800
		10,562,411
Marine – 0.3%
Kirby Corp. (A)	14,600	962,870
Professional services – 0.8%
FTI Consulting, Inc. (A)	31,500	1,117,620
Navigant Consulting, Inc. (A)	77,100	1,304,532
		2,422,152
Road and rail – 2.7%
Genesee & Wyoming, Inc., Class A (A)	25,400	1,879,854
Landstar System, Inc.	47,700	4,753,305
Universal Logistics Holdings, Inc.	49,589	1,014,095
		7,647,254
Trading companies and distributors – 1.1%
Beacon Roofing Supply, Inc. (A)	42,700	2,188,375

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Kaman Corp.	16,600	$925,948
		3,114,323
		36,248,475
Information technology – 8.3%
Communications equipment – 0.3%
Harmonic, Inc. (A)	251,700	767,685
Electronic equipment, instruments and components – 5.5%
Badger Meter, Inc.	33,200	1,626,800
Belden, Inc.	48,400	3,897,652
Knowles Corp. (A)	120,600	1,841,562
Littelfuse, Inc.	23,676	4,637,655
Methode Electronics, Inc.	33,300	1,410,255
SYNNEX Corp.	17,700	2,239,227
		15,653,151
IT services – 0.6%
CSRA, Inc.	51,200	1,652,224
Semiconductors and semiconductor equipment – 1.4%
Advanced Energy Industries, Inc. (A)	6,400	516,864
Brooks Automation, Inc.	42,800	1,299,408
Cabot Microelectronics Corp.	16,300	1,302,859
Rudolph Technologies, Inc. (A)	32,800	862,640
		3,981,771
Software – 0.5%
Callidus Software, Inc. (A)	61,400	1,513,510
		23,568,341
Materials – 4.9%
Chemicals – 2.1%
American Vanguard Corp.	52,700	1,206,830
Innospec, Inc.	12,435	766,618
KMG Chemicals, Inc.	39,800	2,184,224
Minerals Technologies, Inc.	23,800	1,681,470
		5,839,142
Containers and packaging – 0.8%
Myers Industries, Inc.	111,100	2,327,545
Metals and mining – 1.4%
Carpenter Technology Corp.	45,600	2,190,168
New Gold, Inc. (A)	159,300	591,003
Reliance Steel & Aluminum Company	13,700	1,043,529
		3,824,700
Paper and forest products – 0.6%
Clearwater Paper Corp. (A)	35,610	1,753,793
		13,745,180
Real estate – 8.8%
Equity real estate investment trusts – 8.8%
Acadia Realty Trust	58,500	1,674,270
American Assets Trust, Inc.	13,700	544,849
American Campus Communities, Inc.	22,100	975,715
Cedar Realty Trust, Inc.	424,400	2,385,128
Douglas Emmett, Inc.	34,100	1,344,222
EastGroup Properties, Inc.	32,600	2,872,712
First Potomac Realty Trust	154,470	1,720,796
Healthcare Realty Trust, Inc.	35,300	1,141,602
JBG SMITH Properties (A)	44,932	1,537,124
Kilroy Realty Corp.	21,400	1,521,968
Potlatch Corp.	39,100	1,994,100
PS Business Parks, Inc.	14,600	1,949,100
Retail Opportunity Investments Corp.	45,600	866,856
Saul Centers, Inc.	27,000	1,671,570
Sunstone Hotel Investors, Inc.	63,900	1,026,873
Washington Real Estate Investment Trust	51,138	1,675,281
		24,902,166
Utilities – 6.3%
Electric utilities – 2.3%
El Paso Electric Company	28,000	1,547,000
MGE Energy, Inc.	3,700	239,020
PNM Resources, Inc.	82,200	3,312,660
Portland General Electric Company	31,800	1,451,352
		6,550,032
Gas utilities – 2.7%
Atmos Energy Corp.	19,200	1,609,728
Chesapeake Utilities Corp.	36,100	2,824,825
ONE Gas, Inc.	42,100	3,100,244
		7,534,797
Independent power and renewable electricity producers –
0.2%
NRG Energy, Inc.	18,400	470,856
Multi-utilities – 0.7%
NorthWestern Corp.	35,600	2,027,064
Water utilities – 0.4%
California Water Service Group	29,500	1,125,425
Connecticut Water Service, Inc.	1,730	102,589
		1,228,014
		17,810,763
TOTAL COMMON STOCKS (Cost $181,118,801)		$277,093,247

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	14,330	30,523
TOTAL WARRANTS (Cost $28,804)		$30,523

SECURITIES LENDING COLLATERAL – 3.2%
John Hancock Collateral Trust,
1.2098% (C)(D)	907,557	9,081,020
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,080,927)		$9,081,020

SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9244% (C)	500,481	500,481
T. Rowe Price Government Money Fund,
1.0578% (C)	2,750,606	2,750,606
		3,251,087
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,251,087)		$3,251,087
Total Investments (Small Company Value Trust)
(Cost $193,479,619) – 102.6%		$289,455,877
Other assets and liabilities, net – (2.6%)		(7,286,100)
TOTAL NET ASSETS – 100.0%		$282,169,777

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $8,835,607.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.5%
Consumer discretionary – 11.6%
Auto components – 0.6%
Aisin Seiki Company, Ltd.	44,358	$2,338,673
American Axle & Manufacturing
Holdings, Inc. (A)	16,888	296,891
BorgWarner, Inc.	57,831	2,962,682
Bridgestone Corp.	163,206	7,410,159
Cie Generale des
Etablissements Michelin	42,932	6,263,843
Continental AG	27,600	7,009,550
Cooper Tire & Rubber Company	35,785	1,338,359
Cooper-Standard Holdings, Inc. (A)	3,505	406,475
Dana, Inc.	99,330	2,777,267
Delphi Automotive PLC	78,343	7,708,951
Denso Corp.	119,595	6,052,745
Dorman Products, Inc. (A)	5,581	399,711
Fox Factory Holding Corp. (A)	7,129	307,260
Gentex Corp.	138,106	2,734,499
Gentherm, Inc. (A)	7,564	281,003
GKN PLC	430,416	1,994,358
Horizon Global Corp. (A)	5,248	92,575
Koito Manufacturing Company, Ltd.	28,266	1,774,967
LCI Industries	4,903	568,013
Modine Manufacturing Company (A)	10,061	193,674
Motorcar Parts of America, Inc. (A)	3,932	115,837
NGK Spark Plug Company, Ltd. (B)	41,199	877,396
NOK Corp.	23,994	536,735
Nokian Renkaat OYJ	28,810	1,281,973
Standard Motor Products, Inc.	4,390	211,818
Stanley Electric Company, Ltd.	35,167	1,206,177
Stoneridge, Inc. (A)	5,603	110,995
Sumitomo Electric Industries, Ltd.	189,243	3,093,751
Sumitomo Rubber Industries, Ltd.	47,156	865,508
Superior Industries International, Inc.	5,362	89,277
Tenneco, Inc.	10,738	651,474
The Goodyear Tire & Rubber Company	74,570	2,479,453
The Yokohama Rubber Company, Ltd.	30,354	625,994
Tower International, Inc.	4,265	116,008
Toyoda Gosei Company, Ltd.	15,803	373,461
Toyota Industries Corp. (B)	40,853	2,349,557
Valeo SA	60,015	4,453,162
VOXX International Corp. (A)	4,766	40,749
		72,390,980
Automobiles – 1.4%
Bayerische Motoren Werke AG	83,153	8,439,551
Daimler AG	241,523	19,279,581
Ferrari NV	30,805	3,408,523
Fiat Chrysler Automobiles NV (A)	268,306	4,808,416
Ford Motor Company	1,148,414	13,746,516
General Motors Company	385,188	15,553,891
Harley-Davidson, Inc. (B)	50,095	2,415,080
Honda Motor Company, Ltd.	431,773	12,754,797
Isuzu Motors, Ltd.	138,446	1,835,637
Mazda Motor Corp.	143,000	2,190,748
Mitsubishi Motors Corp. (B)	166,437	1,317,737
Nissan Motor Company, Ltd.	582,376	5,769,381
Peugeot SA	129,525	3,083,365
Renault SA	44,521	4,374,518
Subaru Corp. (B)	154,427	5,569,738
Suzuki Motor Corp.	86,243	4,526,471
Thor Industries, Inc.	23,651	2,977,897
Toyota Motor Corp.	654,900	39,050,633
Volkswagen AG	8,128	1,374,847
Winnebago Industries, Inc. (B)	6,392	286,042
Yamaha Motor Company, Ltd.	70,313	2,104,824
		154,868,193
Distributors – 0.1%
Core-Mark Holding Company, Inc.	9,376	301,345
Genuine Parts Company	42,943	4,107,498
Jardine Cycle & Carriage, Ltd.	24,967	726,543
LKQ Corp. (A)	90,527	3,258,067
Pool Corp.	19,966	2,159,722
Weyco Group, Inc.	1,728	49,041
		10,602,216
Diversified consumer services – 0.1%
Adtalem Global Education, Inc.	42,600	1,527,210
American Public Education, Inc. (A)	3,615	76,096
Benesse Holdings, Inc.	17,555	633,366
Bridgepoint Education, Inc. (A)	4,331	41,578
Capella Education Company	2,341	164,221
Career Education Corp. (A)	14,246	148,016
Carriage Services, Inc.	3,342	85,555
Chegg, Inc. (A)(B)	19,395	287,822
Collectors Universe, Inc.	2,022	48,467
Graham Holdings Company, Class B	2,232	1,305,943
Grand Canyon Education, Inc. (A)	9,507	863,426
H&R Block, Inc.	60,306	1,596,903
Houghton Mifflin Harcourt Company (A)	21,440	258,352
K12, Inc. (A)	6,934	123,703
Laureate Education, Inc., Class A (A)	7,445	108,325
Regis Corp. (A)	7,556	107,824
Service Corp. International	90,535	3,123,458
Sotheby’s (A)(B)	25,831	1,191,067
Strayer Education, Inc.	2,167	189,114
Weight Watchers
International, Inc. (A)(B)	5,714	248,845
		12,129,291
Hotels, restaurants and leisure – 1.7%
Accor SA	46,469	2,311,066
Aristocrat Leisure, Ltd.	136,232	2,250,219
Belmond, Ltd., Class A (A)	18,222	248,730
Biglari Holdings, Inc. (A)	222	73,990
BJ’s Restaurants, Inc. (A)	4,346	132,336
Bloomin’ Brands, Inc.	18,838	331,549
Bob Evans Farms, Inc.	3,988	309,110
Bojangles’, Inc. (A)	4,026	54,351
Boyd Gaming Corp.	16,826	438,317
Brinker International, Inc. (B)	33,592	1,070,241
Buffalo Wild Wings, Inc. (A)	10,651	1,125,811
Caesars Acquisition Company,
Class A (A)	9,971	213,878
Caesars Entertainment Corp. (A)(B)	11,724	156,515
Carnival Corp.	119,638	7,725,026
Carnival PLC	46,876	2,980,951
Carrols Restaurant Group, Inc. (A)	7,475	81,478
Century Casinos, Inc. (A)	5,583	45,836
Chipotle Mexican Grill, Inc. (A)	7,365	2,267,168
Churchill Downs, Inc.	8,942	1,843,840
Chuy’s Holdings, Inc. (A)	3,707	78,032
Compass Group PLC	396,652	8,415,978
Cracker Barrel Old Country
Store, Inc. (B)	15,425	2,338,739
Crown Resorts, Ltd.	99,020	880,468
Darden Restaurants, Inc.	36,851	2,903,122
Dave & Buster’s Entertainment, Inc. (A)	8,383	439,940
Del Frisco’s Restaurant Group, Inc. (A)	4,908	71,411
Del Taco Restaurants, Inc. (A)	6,798	104,281
Denny’s Corp. (A)	13,573	168,984
DineEquity, Inc.	3,511	150,903
Domino’s Pizza Enterprises, Ltd. (B)	16,038	577,819
Domino’s Pizza, Inc.	23,340	4,634,157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Drive Shack, Inc.	16,487	$59,518
Dunkin’ Brands Group, Inc.	43,663	2,317,632
El Pollo Loco Holdings, Inc. (A)	4,509	54,784
Eldorado Resorts, Inc. (A)	9,473	242,982
Fiesta Restaurant Group, Inc. (A)(B)	5,399	102,581
Flight Centre Travel Group, Ltd.	14,365	508,408
Galaxy Entertainment Group, Ltd.	589,153	4,164,985
Genting Singapore PLC	1,505,721	1,302,015
Golden Entertainment, Inc. (A)	2,265	55,221
Hilton Worldwide Holdings, Inc.	59,720	4,147,554
ILG, Inc.	72,916	1,949,045
InterContinental Hotels Group PLC	45,081	2,384,814
International Speedway Corp., Class A	17,179	618,444
J Alexander’s Holdings, Inc. (A)	3,365	39,034
Jack in the Box, Inc.	20,099	2,048,490
La Quinta Holdings, Inc. (A)	16,693	292,128
Lindblad Expeditions Holdings, Inc. (A)	5,113	54,709
Marriott International, Inc., Class A	92,012	10,145,243
Marriott Vacations Worldwide Corp.	4,406	548,679
McDonald’s Corp.	237,745	37,249,887
McDonald’s Holdings Company
Japan, Ltd. (B)	16,861	745,958
Melco Resorts &
Entertainment, Ltd., ADR	61,800	1,490,616
Merlin Entertainments PLC (C)	180,745	1,078,686
MGM China Holdings, Ltd. (B)	240,572	577,362
MGM Resorts International	151,785	4,946,673
Monarch Casino & Resort, Inc. (A)	2,404	95,030
Nathan’s Famous, Inc. (A)	675	49,916
Oriental Land Company, Ltd. (B)	54,800	4,177,934
Paddy Power Betfair PLC	20,032	1,995,971
Papa John’s International, Inc. (B)	18,380	1,343,027
Penn National Gaming, Inc. (A)	17,280	404,179
Pinnacle Entertainment, Inc. (A)	11,011	234,644
Planet Fitness, Inc., Class A	17,488	471,826
Potbelly Corp. (A)	5,356	66,414
RCI Hospitality Holdings, Inc.	2,011	49,772
Red Lion Hotels Corp. (A)	4,638	40,119
Red Robin Gourmet Burgers, Inc. (A)	2,619	175,473
Red Rock Resorts, Inc., Class A	13,708	317,477
Royal Caribbean Cruises, Ltd.	50,472	5,982,951
Ruth’s Hospitality Group, Inc.	6,091	127,606
Sands China, Ltd.	607,482	3,177,191
Scientific Games Corp., Class A (A)	10,864	498,114
SeaWorld Entertainment, Inc. (A)(B)	14,016	182,068
Shake Shack, Inc., Class A (A)(B)	4,498	149,469
Shangri-La Asia, Ltd.	309,964	575,316
Six Flags Entertainment Corp.	37,215	2,267,882
SJM Holdings, Ltd.	487,826	448,143
Sodexo SA	23,155	2,886,521
Sonic Corp. (B)	8,311	211,515
Speedway Motorsports, Inc.	2,683	57,148
Starbucks Corp.	423,811	22,762,889
Tabcorp Holdings, Ltd.	208,454	698,770
Tatts Group, Ltd.	326,986	1,022,973
Texas Roadhouse, Inc.	45,101	2,216,263
The Cheesecake Factory, Inc.	30,228	1,273,203
The Habit Restaurants, Inc., Class A (A)	4,334	56,559
The Marcus Corp.	3,961	109,720
The Wendy’s Company	88,338	1,371,889
TUI AG	110,484	1,874,835
Whitbread PLC	45,981	2,320,959
Wingstop, Inc. (B)	5,907	196,408
Wyndham Worldwide Corp.	30,159	3,179,060
Wynn Macau, Ltd.	394,670	1,067,378
Wynn Resorts, Ltd.	23,662	3,523,745
Yum! Brands, Inc.	101,200	7,449,332
Zoe’s Kitchen, Inc. (A)(B)	4,257	53,766
		196,713,149
Household durables – 0.8%
AV Homes, Inc. (A)	2,895	49,649
Barratt Developments PLC	252,705	2,081,828
Bassett Furniture Industries, Inc.	2,242	84,523
Beazer Homes USA, Inc. (A)	6,533	122,428
Berkeley Group Holdings PLC	32,603	1,624,826
CalAtlantic Group, Inc.	36,808	1,348,277
Casio Computer Company, Ltd. (B)	47,748	673,511
Cavco Industries, Inc. (A)	1,741	256,885
Century Communities, Inc. (A)	3,871	95,614
CSS Industries, Inc.	2,266	65,306
D.R. Horton, Inc.	99,448	3,970,959
Electrolux AB, Series B	60,369	2,054,707
Ethan Allen Interiors, Inc.	5,049	163,588
Flexsteel Industries, Inc.	1,674	84,872
Garmin, Ltd. (B)	32,337	1,745,228
GoPro, Inc., Class A (A)(B)	22,227	244,719
Green Brick Partners, Inc. (A)	5,315	52,619
Helen of Troy, Ltd. (A)	18,643	1,806,507
Hooker Furniture Corp.	2,359	112,642
Hovnanian Enterprises, Inc., Class A (A)	27,089	52,282
Husqvarna AB, B Shares	102,971	1,060,402
Iida Group Holdings Company, Ltd.	36,300	647,560
Installed Building Products, Inc. (A)	4,381	283,889
iRobot Corp. (A)(B)	5,348	412,117
KB Home	57,434	1,385,308
La-Z-Boy, Inc.	9,836	264,588
Leggett & Platt, Inc.	39,360	1,878,653
Lennar Corp., A Shares	59,735	3,154,008
LGI Homes, Inc. (A)(B)	3,437	166,935
Libbey, Inc.	5,167	47,846
Lifetime Brands, Inc.	2,250	41,175
M/I Homes, Inc. (A)	4,883	130,523
MDC Holdings, Inc.	8,350	277,304
Meritage Homes Corp. (A)	7,751	344,144
Mohawk Industries, Inc. (A)	18,450	4,566,560
NACCO Industries, Inc., Class A	853	73,187
Newell Brands, Inc.	144,456	6,163,938
Nikon Corp.	85,446	1,481,748
NVR, Inc. (A)	1,683	4,804,965
Panasonic Corp.	553,909	8,038,308
Persimmon PLC	77,425	2,679,475
PICO Holdings, Inc. (A)	5,069	84,652
PulteGroup, Inc.	81,710	2,233,134
Rinnai Corp.	8,378	717,651
SEB SA	5,699	1,045,888
Sekisui Chemical Company, Ltd.	100,444	1,978,907
Sekisui House, Ltd.	147,326	2,483,285
Sharp Corp. (A)(B)	37,500	1,134,137
Sony Corp.	317,000	11,826,843
Taylor Morrison Home Corp.,
Class A (A)	14,437	318,336
Taylor Wimpey PLC	820,902	2,151,539
Techtronic Industries Company, Ltd.	344,742	1,845,432
Tempur Sealy International, Inc. (A)	22,198	1,432,215
Toll Brothers, Inc.	73,602	3,052,275
TopBuild Corp. (A)	7,440	484,865
TRI Pointe Group, Inc. (A)	103,597	1,430,675
Tupperware Brands Corp.	24,621	1,522,070
Universal Electronics, Inc. (A)	2,903	184,050
Whirlpool Corp.	21,425	3,951,627

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
William Lyon Homes, Class A (A)	4,923	$113,180
ZAGG, Inc. (A)	5,655	89,066
		92,673,430
Internet and direct marketing retail – 1.5%
1-800-Flowers.com, Inc., Class A (A)	5,901	58,125
Amazon.com, Inc. (A)	117,025	112,501,984
Duluth Holdings, Inc., Class B (A)(B)	2,230	45,247
Expedia, Inc.	35,995	5,181,120
FTD Companies, Inc. (A)	3,647	47,557
Groupon, Inc. (A)(B)	69,387	360,812
HSN, Inc.	22,014	859,647
Lands’ End, Inc. (A)	3,020	39,864
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	15,052	185,892
Netflix, Inc. (A)	126,716	22,979,947
Nutrisystem, Inc.	6,057	338,586
Overstock.com, Inc. (A)	3,458	102,703
PetMed Express, Inc.	3,994	132,401
Rakuten, Inc.	233,705	2,551,531
Shutterfly, Inc. (A)	6,811	330,197
Start Today Company, Ltd.	48,500	1,536,971
The Priceline Group, Inc. (A)	14,399	26,361,977
TripAdvisor, Inc. (A)(B)	31,554	1,278,884
Zalando SE (A)	27,797	1,395,205
		176,288,650
Leisure products – 0.2%
Acushnet Holdings Corp.	4,904	87,095
American Outdoor Brands Corp. (A)	11,012	167,933
Bandai Namco Holdings, Inc.	50,193	1,724,371
Brunswick Corp.	42,907	2,401,505
Callaway Golf Company	19,020	274,459
Clarus Corp. (A)	5,334	40,005
Hasbro, Inc.	33,229	3,245,476
Johnson Outdoors, Inc., Class A	1,042	76,358
Malibu Boats, Inc., Class A (A)	4,290	135,736
Mattel, Inc. (B)	101,158	1,565,926
MCBC Holdings, Inc. (A)	3,980	81,112
Nautilus, Inc. (A)	6,383	107,873
Polaris Industries, Inc. (B)	28,139	2,944,184
Sankyo Company, Ltd.	10,951	349,429
Sega Sammy Holdings, Inc.	44,336	619,754
Shimano, Inc.	18,581	2,475,347
Sturm Ruger & Company, Inc.	3,471	179,451
Vista Outdoor, Inc. (A)	11,799	270,669
Yamaha Corp.	42,073	1,553,396
		18,300,079
Media – 2.1%
Altice NV, Class A (A)	120,024	2,404,788
Altice NV, Class B (A)	22,411	447,450
AMC Entertainment Holdings, Inc.,
Class A (B)	11,351	166,860
AMC Networks, Inc., Class A (A)	25,144	1,470,170
Axel Springer SE	11,850	762,157
Cable One, Inc.	2,264	1,634,880
CBS Corp., Class B	106,840	6,196,720
Central European Media
Enterprises, Ltd., Class A (A)(B)	17,781	72,013
Charter Communications, Inc.,
Class A (A)	59,019	21,448,685
Cinemark Holdings, Inc.	51,375	1,860,289
Clear Channel Outdoor Holdings, Inc.,
Class A	8,403	39,074
Comcast Corp., Class A	1,380,570	53,124,334
Daily Journal Corp. (A)	266	58,150
Dentsu, Inc.	54,265	2,383,760
Discovery Communications, Inc.,
Series A (A)(B)	44,209	941,210
Discovery Communications, Inc.,
Series C (A)	59,560	1,206,686
DISH Network Corp., Class A (A)(B)	67,352	3,652,499
Emerald Expositions Events, Inc.	3,269	75,972
Entercom Communications Corp.,
Class A (B)	5,966	68,311
Entravision Communications Corp.,
Class A	14,257	81,265
Eros International PLC (A)(B)	5,443	77,835
Eutelsat Communications SA	43,483	1,287,214
Gannett Company, Inc.	23,570	212,130
GEDI Gruppo Editoriale SpA (A)	13,285	11,778
Global Eagle Entertainment, Inc. (A)	12,903	44,128
Gray Television, Inc. (A)	13,095	205,592
Hakuhodo DY Holdings, Inc.	57,273	754,080
Hemisphere Media Group, Inc. (A)	3,965	47,382
I-CABLE Communications, Ltd. (A)	376,315	12,365
IMAX Corp. (A)(B)	11,412	258,482
ITV PLC	908,164	2,127,740
JCDecaux SA	18,211	682,754
John Wiley & Sons, Inc., Class A	21,622	1,156,777
Lagardere SCA	30,045	1,006,519
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,659	67,459
Liberty Media Corp.-Liberty Braves,
Class C (A)	6,641	167,818
Live Nation Entertainment, Inc. (A)	64,791	2,821,648
Loral Space & Communications, Inc. (A)	2,593	128,354
MDC Partners, Inc., Class A (A)	11,922	131,142
Media General, Inc. (A)(D)	23,288	3,726
Meredith Corp.	27,051	1,501,331
MSG Networks, Inc., Class A (A)	11,944	253,213
National CineMedia, Inc.	13,212	92,220
New Media Investment Group, Inc.	10,626	157,159
News Corp., Class A	112,724	1,494,720
News Corp., Class B	34,500	470,925
Nexstar Media Group, Inc., Class A	9,198	573,035
Omnicom Group, Inc.	67,737	5,017,280
Pearson PLC	206,269	1,691,528
ProSiebenSat.1 Media SE	58,382	1,992,281
Publicis Groupe SA	50,968	3,565,572
REA Group, Ltd.	13,514	711,832
Reading International, Inc., Class A (A)	3,873	60,884
Rizzoli Corriere Della Sera Mediagroup
SpA (A)	15,091	23,483
RTL Group SA	9,735	737,472
Saga Communications, Inc., Class A	953	43,457
Schibsted ASA, B Shares	22,573	533,939
Schibsted ASA, Class A	18,926	487,909
Scholastic Corp.	5,766	214,495
Scripps Networks Interactive, Inc.,
Class A	28,310	2,431,546
SES SA	91,322	1,999,216
Sinclair Broadcast Group, Inc., Class A	14,639	469,180
Singapore Press Holdings, Ltd. (B)	399,932	803,696
Sky PLC	258,592	3,172,371
TEGNA, Inc.	104,296	1,390,266
Telenet Group Holding NV (A)	13,463	891,158
The EW Scripps Company, Class A (A)	11,883	227,084
The Interpublic Group of
Companies, Inc.	116,200	2,415,798
The New York Times Company, Class A	86,220	1,689,912

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company	452,981	$44,650,337
Time Warner, Inc.	228,252	23,384,417
Time, Inc.	20,389	275,252
Toho Company, Ltd.	28,208	984,968
tronc, Inc. (A)	4,279	62,174
Twenty-First Century Fox, Inc., Class A	308,251	8,131,661
Twenty-First Century Fox, Inc., Class B	129,626	3,343,055
Viacom, Inc., Class B	104,313	2,904,074
Vivendi SA	258,241	6,542,226
WideOpenWest, Inc. (A)	4,301	64,859
World Wrestling Entertainment, Inc.,
Class A (B)	7,854	184,962
WPP PLC	319,257	5,924,157
		240,865,300
Multiline retail – 0.4%
Big Lots, Inc. (B)	30,307	1,623,546
Dillard’s, Inc., Class A (B)	13,040	731,153
Dollar General Corp.	76,479	6,198,623
Dollar Tree, Inc. (A)	69,321	6,018,449
Don Quijote Holdings Company, Ltd.	30,200	1,128,805
Fred’s, Inc., Class A (B)	8,330	53,645
Harvey Norman Holdings, Ltd. (B)	137,746	420,160
Isetan Mitsukoshi Holdings, Ltd. (B)	83,228	869,715
J Front Retailing Company, Ltd.	59,700	825,429
J.C. Penney Company, Inc. (A)(B)	64,031	243,958
Kohl’s Corp.	49,960	2,280,674
Macy’s, Inc.	88,221	1,924,982
Marks & Spencer Group PLC	407,877	1,931,165
Marui Group Company, Ltd. (B)	50,941	729,233
Next PLC	36,909	2,601,805
Nordstrom, Inc. (B)	33,584	1,583,486
Ollie’s Bargain Outlet Holdings, Inc. (A)	9,642	447,389
Ryohin Keikaku Company, Ltd.	5,956	1,755,719
Takashimaya Company, Ltd.	74,883	701,355
Target Corp.	160,343	9,461,840
		41,531,131
Specialty retail – 1.7%
Aaron’s, Inc.	42,903	1,871,858
ABC-Mart, Inc.	8,264	436,525
Abercrombie & Fitch Company, Class A	14,113	203,792
Advance Auto Parts, Inc.	21,466	2,129,427
American Eagle Outfitters, Inc.	114,421	1,636,220
America’s Car-Mart, Inc. (A)	1,702	69,995
Asbury Automotive Group, Inc. (A)	3,763	229,919
Ascena Retail Group, Inc. (A)	37,893	92,838
AutoNation, Inc. (A)(B)	31,583	1,498,929
AutoZone, Inc. (A)	8,224	4,894,185
Barnes & Noble Education, Inc. (A)	8,617	56,097
Barnes & Noble, Inc.	12,438	94,529
Bed Bath & Beyond, Inc.	69,723	1,636,399
Best Buy Company, Inc.	77,436	4,410,755
Caleres, Inc.	8,629	263,357
Camping World Holdings, Inc., Class A	4,793	195,267
CarMax, Inc. (A)(B)	53,790	4,077,820
Carvana Company (A)(B)	3,301	48,459
Chico’s FAS, Inc.	26,490	237,086
Citi Trends, Inc.	3,164	62,869
Conn’s, Inc. (A)	3,898	109,729
Dick’s Sporting Goods, Inc.	40,958	1,106,276
Dixons Carphone PLC	246,952	640,299
DSW, Inc., Class A	13,416	288,176
Dufry AG (A)	8,793	1,397,679
Express, Inc. (A)	16,748	113,216
Fast Retailing Company, Ltd.	13,346	3,936,468
Five Below, Inc. (A)	10,952	601,046
Foot Locker, Inc.	39,308	1,384,428
Francesca’s Holdings Corp. (A)	8,483	62,435
GameStop Corp., Class A (B)	48,891	1,010,088
Genesco, Inc. (A)	4,116	109,486
GNC Holdings, Inc., Class A (B)	14,224	125,740
Group 1 Automotive, Inc.	4,031	292,086
Guess?, Inc.	12,236	208,379
Haverty Furniture Companies, Inc.	3,955	103,423
Hennes & Mauritz AB, B Shares (B)	238,227	6,188,243
Hibbett Sports, Inc. (A)(B)	4,681	66,704
Hikari Tsushin, Inc.	5,300	664,899
Industria de Diseno Textil SA	273,742	10,320,137
Kingfisher PLC	553,031	2,214,160
Kirkland’s, Inc. (A)	3,831	43,788
L Brands, Inc. (B)	73,276	3,049,014
Lithia Motors, Inc., Class A	4,759	572,555
Lowe’s Companies, Inc.	247,798	19,808,972
Lumber Liquidators Holdings, Inc. (A)	5,759	224,486
MarineMax, Inc. (A)	5,442	90,065
Monro, Inc. (B)	6,461	362,139
Murphy USA, Inc. (A)	16,222	1,119,318
Nitori Holdings Company, Ltd.	20,111	2,876,109
Office Depot, Inc.	355,572	1,614,297
O’Reilly Automotive, Inc. (A)	25,838	5,564,730
Party City Holdco, Inc. (A)(B)	5,677	76,923
Pier 1 Imports, Inc.	17,592	73,710
Rent-A-Center, Inc. (B)	9,031	103,676
RH (A)	4,110	289,015
Ross Stores, Inc.	114,312	7,381,126
Sally Beauty Holdings, Inc. (A)	63,568	1,244,661
Select Comfort Corp. (A)	8,214	255,045
Shimamura Company, Ltd.	5,470	656,152
Shoe Carnival, Inc.	2,751	61,567
Signet Jewelers, Ltd.	17,752	1,181,396
Sonic Automotive, Inc., Class A	5,341	108,956
Sportsman’s Warehouse
Holdings, Inc. (A)	8,509	38,376
Tailored Brands, Inc.	10,223	147,620
The Buckle, Inc. (B)	6,197	104,419
The Cato Corp., Class A	5,537	73,255
The Children’s Place, Inc.	3,476	410,689
The Finish Line, Inc., Class A (B)	8,671	104,312
The Gap, Inc.	63,773	1,883,217
The Home Depot, Inc.	346,000	56,591,760
The Michaels Companies, Inc. (A)	53,400	1,146,498
The TJX Companies, Inc.	186,868	13,777,778
Tiffany & Company	29,971	2,750,738
Tile Shop Holdings, Inc.	8,671	110,122
Tractor Supply Company	37,640	2,382,236
Ulta Beauty, Inc. (A)	17,261	3,902,022
Urban Outfitters, Inc. (A)	39,331	940,011
USS Company, Ltd.	54,948	1,109,013
Williams-Sonoma, Inc. (B)	38,480	1,918,613
Winmark Corp.	505	66,534
Yamada Denki Company, Ltd. (B)	159,108	870,020
Zumiez, Inc. (A)	3,994	72,291
		190,246,647
Textiles, apparel and luxury goods – 1.0%
adidas AG	47,239	10,698,067
Asics Corp. (B)	40,272	600,641
Burberry Group PLC	110,152	2,600,858
Carter’s, Inc.	23,140	2,285,075
Cie Financiere Richemont SA	130,965	11,988,008
Coach, Inc.	83,314	3,355,888

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Columbia Sportswear Company	5,871	$361,536
Crocs, Inc. (A)	15,563	150,961
Culp, Inc.	2,378	77,880
Deckers Outdoor Corp. (A)	21,848	1,494,622
Fossil Group, Inc. (A)(B)	9,442	88,094
G-III Apparel Group, Ltd. (A)	8,852	256,885
Hanesbrands, Inc. (B)	107,151	2,640,201
Hermes International	7,949	4,010,499
HUGO BOSS AG	15,802	1,394,324
Iconix Brand Group, Inc. (A)	11,540	65,663
Kering	19,010	7,572,966
Li & Fung, Ltd.	1,446,774	727,336
Luxottica Group SpA	42,513	2,379,008
LVMH Moet Hennessy Louis Vuitton SE	69,955	19,338,166
Michael Kors Holdings, Ltd. (A)	44,198	2,114,874
Movado Group, Inc.	3,213	89,964
NIKE, Inc., Class B	385,578	19,992,219
Oxford Industries, Inc.	3,342	212,351
Pandora A/S	26,825	2,652,247
Perry Ellis International, Inc. (A)	2,801	66,272
PVH Corp.	22,959	2,894,212
Ralph Lauren Corp.	16,104	1,421,822
Skechers U.S.A., Inc., Class A (A)	64,897	1,628,266
Steven Madden, Ltd. (A)	11,900	515,270
Superior Uniform Group, Inc.	1,917	43,899
The Swatch Group AG	13,990	1,115,486
The Swatch Group AG (Swiss
Stock Exchange)	7,742	3,226,219
Under Armour, Inc., Class A (A)(B)	54,551	899,000
Under Armour, Inc., Class C (A)(B)	53,662	806,003
Unifi, Inc. (A)	3,277	116,760
Vera Bradley, Inc. (A)	4,949	43,601
VF Corp.	96,060	6,106,534
Wolverine World Wide, Inc.	19,092	550,804
Yue Yuen Industrial Holdings, Ltd.	185,987	709,636
		117,292,117
		1,323,901,183
Consumer staples – 8.4%
Beverages – 1.8%
Anheuser-Busch InBev SA	191,148	22,849,300
Asahi Group Holdings, Ltd.	97,081	3,925,825
Brown-Forman Corp., Class B	57,606	3,128,006
Carlsberg A/S, Class B	26,861	2,947,562
Coca-Cola Amatil, Ltd.	145,181	881,257
Coca-Cola Bottlers Japan, Inc.	30,600	991,123
Coca-Cola Bottling
Company Consolidated	953	205,610
Coca-Cola European Partners PLC	54,541	2,286,770
Coca-Cola HBC AG (A)	46,232	1,565,357
Constellation Brands, Inc., Class A	50,426	10,057,466
Craft Brew Alliance, Inc. (A)	3,104	54,475
Diageo PLC	631,574	20,769,627
Dr. Pepper Snapple Group, Inc.	53,355	4,720,317
Heineken Holding NV	25,292	2,376,202
Heineken NV	57,808	5,720,245
Kirin Holdings Company, Ltd.	217,892	5,119,129
MGP Ingredients, Inc. (B)	2,659	161,215
Molson Coors Brewing Company,
Class B	53,957	4,405,049
Monster Beverage Corp. (A)	121,716	6,724,809
National Beverage Corp. (B)	2,378	294,991
PepsiCo, Inc.	419,293	46,721,819
Pernod Ricard SA	53,281	7,370,594
Primo Water Corp. (A)	5,517	65,376
Remy Cointreau SA	5,632	667,163
Suntory Beverage & Food, Ltd.	34,959	1,555,024
The Boston Beer Company, Inc.,
Class A (A)(B)	6,049	944,854
The Coca-Cola Company	1,126,718	50,713,577
Treasury Wine Estates, Ltd.	185,323	1,993,661
		209,216,403
Food and staples retailing – 1.5%
Aeon Company, Ltd.	153,278	2,265,531
Carrefour SA	142,368	2,874,024
Casey’s General Stores, Inc. (B)	18,501	2,024,934
Casino Guichard Perrachon SA	13,673	810,909
Colruyt SA	14,796	758,118
Costco Wholesale Corp.	128,743	21,151,187
CVS Health Corp.	298,393	24,265,319
Distribuidora Internacional de
Alimentacion SA	158,507	925,698
FamilyMart UNY Holdings
Company, Ltd. (B)	20,641	1,087,406
ICA Gruppen AB (B)	20,157	758,290
Ingles Markets, Inc., Class A	3,071	78,925
J Sainsbury PLC	411,904	1,313,277
Jeronimo Martins SGPS SA	62,536	1,234,397
Koninklijke Ahold Delhaize NV	321,527	6,007,613
Lawson, Inc.	12,489	827,017
METRO AG (A)	44,268	935,750
Performance Food Group Company (A)	17,082	482,567
PriceSmart, Inc.	4,507	402,250
Seven & i Holdings Company, Ltd.	189,129	7,306,896
Smart & Final Stores, Inc. (A)	5,074	39,831
SpartanNash Company	7,698	202,996
Sprouts Farmers Market, Inc. (A)	60,997	1,144,914
Sundrug Company, Ltd.	18,292	758,008
SUPERVALU, Inc. (A)	7,920	172,260
Sysco Corp.	142,545	7,690,303
Tesco PLC (A)	2,051,176	5,143,836
The Andersons, Inc.	5,568	190,704
The Chefs’ Warehouse, Inc. (A)	4,093	78,995
The Kroger Company	263,429	5,284,386
Tsuruha Holdings, Inc.	9,198	1,099,766
United Natural Foods, Inc. (A)	34,766	1,445,918
Village Super Market, Inc., Class A	1,860	46,016
Walgreens Boots Alliance, Inc.	270,115	20,858,280
Wal-Mart Stores, Inc.	429,677	33,574,961
Weis Markets, Inc.	1,958	85,173
Wesfarmers, Ltd.	284,878	9,248,146
Wm Morrison Supermarkets PLC	557,280	1,748,686
Woolworths, Ltd.	325,007	6,436,364
		170,759,651
Food products – 1.9%
Ajinomoto Company, Inc.	136,396	2,661,717
Amplify Snack Brands, Inc. (A)(B)	7,598	53,870
Archer-Daniels-Midland Company	165,183	7,021,929
Associated British Foods PLC	89,390	3,826,932
B&G Foods, Inc. (B)	13,280	422,968
Barry Callebaut AG (A)	553	846,597
Calavo Growers, Inc. (B)	3,229	236,363
Calbee, Inc. (B)	20,100	705,940
Cal-Maine Foods, Inc. (A)(B)	6,355	261,191
Campbell Soup Company	56,651	2,652,400
Chocoladefabriken Lindt &
Spruengli AG	261	1,488,823
Chocoladefabriken Lindt & Spruengli
AG (Swiss Stock Exchange)	26	1,804,118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Conagra Brands, Inc.	121,993	$4,116,044
Danone SA	148,102	11,632,500
Darling Ingredients, Inc. (A)	33,344	584,187
Dean Foods Company	62,634	681,458
Farmer Brothers Company (A)	1,880	61,758
Flowers Foods, Inc.	89,326	1,680,222
Fresh Del Monte Produce, Inc.	6,428	292,217
Freshpet, Inc. (A)	5,357	83,837
General Mills, Inc.	169,389	8,767,575
Golden Agri-Resources, Ltd.	1,780,261	493,059
Hormel Foods Corp.	78,710	2,529,739
Hostess Brands, Inc. (A)(B)	16,399	224,010
Ingredion, Inc.	34,671	4,182,709
J&J Snack Foods Corp.	3,005	394,557
John B. Sanfilippo & Son, Inc.	1,753	117,994
Kellogg Company	72,944	4,549,517
Kerry Group PLC, Class A	38,565	3,700,825
Kerry Group PLC, Class A (London
Stock Exchange)	1,204	116,418
Kikkoman Corp. (B)	36,546	1,122,908
Lamb Weston Holdings, Inc.	70,703	3,315,264
Lancaster Colony Corp.	13,179	1,583,061
Landec Corp. (A)	5,760	74,592
Limoneira Company	2,616	60,613
Marine Harvest ASA (A)	104,366	2,064,151
McCormick & Company, Inc.	34,919	3,584,086
MEIJI Holdings Company, Ltd.	30,700	2,431,085
Mondelez International, Inc., Class A	442,531	17,993,310
Nestle SA	780,322	65,501,198
NH Foods, Ltd.	44,882	1,233,533
Nisshin Seifun Group, Inc.	50,300	842,016
Nissin Foods Holdings
Company, Ltd. (B)	14,675	891,659
Omega Protein Corp.	4,693	78,138
Orkla ASA	204,433	2,097,826
Post Holdings, Inc. (A)	31,992	2,823,934
Sanderson Farms, Inc. (B)	14,292	2,308,444
Seneca Foods Corp., Class A (A)	1,685	58,133
Snyder’s-Lance, Inc.	58,569	2,233,822
Tate & Lyle PLC	115,183	1,000,155
The Hain Celestial Group, Inc. (A)	50,162	2,064,166
The Hershey Company	41,444	4,524,441
The J.M. Smucker Company	33,341	3,498,471
The Kraft Heinz Company	175,160	13,583,658
Tootsie Roll Industries, Inc. (B)	12,647	480,586
Toyo Suisan Kaisha, Ltd.	22,550	828,456
TreeHouse Foods, Inc. (A)(B)	27,666	1,873,818
Tyson Foods, Inc., Class A	85,304	6,009,667
WH Group, Ltd. (C)	2,022,000	2,153,435
Wilmar International, Ltd.	397,503	934,082
Yakult Honsha Company, Ltd. (B)	22,003	1,583,406
Yamazaki Baking Company, Ltd.	32,490	586,435
		215,610,023
Household products – 1.2%
Central Garden & Pet Company (A)	3,073	119,355
Central Garden & Pet Company,
Class A (A)	6,220	231,322
Church & Dwight Company, Inc.	73,815	3,576,337
Colgate-Palmolive Company	258,505	18,832,089
Energizer Holdings, Inc.	29,852	1,374,685
Essity AB, Class B (A)	151,438	4,128,808
Henkel AG & Company KGaA	26,051	3,172,255
HRG Group, Inc. (A)	24,076	375,826
Kimberly-Clark Corp.	103,680	12,201,062
Lion Corp.	56,000	1,023,228
Oil-Dri Corp. of America	1,153	56,416
Reckitt Benckiser Group PLC	167,548	15,308,528
The Clorox Company	37,641	4,965,224
The Procter & Gamble Company	748,445	68,093,526
Unicharm Corp.	101,300	2,320,314
WD-40 Company	2,758	308,620
		136,087,595
Personal products – 0.7%
Avon Products, Inc. (A)	212,346	494,766
Beiersdorf AG	25,310	2,725,020
Coty, Inc., Class A	139,478	2,305,571
Edgewell Personal Care Company (A)	27,558	2,005,396
elf Beauty, Inc. (A)(B)	4,376	98,679
Inter Parfums, Inc.	3,566	147,098
Kao Corp.	124,175	7,310,594
Kose Corp.	7,500	859,666
L’Oreal SA	63,040	13,367,230
Medifast, Inc.	2,135	126,755
Natural Health Trends Corp.	1,733	41,419
Nu Skin Enterprises, Inc., Class A	24,108	1,482,160
Pola Orbis Holdings, Inc.	22,572	682,525
Revlon, Inc., Class A (A)(B)	2,610	64,076
Shiseido Company, Ltd.	95,360	3,816,510
The Estee Lauder Companies, Inc.,
Class A	65,696	7,084,657
Unilever NV	408,669	24,156,812
Unilever PLC	321,342	18,599,056
USANA Health Sciences, Inc. (A)	2,380	137,326
		85,505,316
Tobacco – 1.3%
Altria Group, Inc.	563,170	35,716,241
British American Tobacco PLC	576,978	36,120,961
Imperial Brands PLC	240,501	10,264,768
Japan Tobacco, Inc.	275,966	9,043,665
Philip Morris International, Inc.	455,860	50,605,019
Swedish Match AB	45,539	1,599,393
Universal Corp.	5,023	287,818
Vector Group, Ltd.	19,719	403,639
		144,041,504
		961,220,492
Energy – 5.4%
Energy equipment and services – 0.7%
Archrock, Inc.	14,857	186,455
Atwood Oceanics, Inc. (A)(B)	16,077	150,963
Baker Hughes, a GE Company	126,065	4,616,500
Basic Energy Services, Inc. (A)	3,745	72,279
Bristow Group, Inc. (B)	7,453	69,686
C&J Energy Services, Inc. (A)	9,506	284,895
CARBO Ceramics, Inc. (A)	5,197	44,850
Core Laboratories NV (B)	21,381	2,110,305
Diamond Offshore Drilling, Inc. (A)(B)	44,760	649,020
Dril-Quip, Inc. (A)	26,018	1,148,695
Ensco PLC, Class A	209,507	1,250,757
Era Group, Inc. (A)	4,778	53,466
Exterran Corp. (A)	6,699	211,755
Fairmount Santrol Holdings, Inc. (A)(B)	31,974	152,836
Forum Energy Technologies, Inc. (A)	14,441	229,612
Frank’s International NV (B)	11,271	87,012
Geospace Technologies Corp. (A)	3,299	58,788
Gulf Island Fabrication, Inc.	3,671	46,622
Halliburton Company	254,610	11,719,698
Helix Energy Solutions Group, Inc. (A)	29,360	216,970
Helmerich & Payne, Inc. (B)	32,323	1,684,352

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Keane Group, Inc. (A)	7,094	$118,328
Matrix Service Company (A)	5,622	85,454
McDermott International, Inc. (A)	57,626	418,941
Nabors Industries, Ltd.	137,998	1,113,644
National Oilwell Varco, Inc.	111,727	3,992,006
Natural Gas Services Group, Inc. (A)	2,924	83,042
NCS Multistage Holdings, Inc. (A)	2,264	54,517
Newpark Resources, Inc. (A)	17,770	177,700
Noble Corp. PLC (A)(B)	51,028	234,729
Nordic American Offshore, Ltd.	889	1,253
Oceaneering International, Inc.	47,452	1,246,564
Oil States International, Inc. (A)	10,535	267,062
Parker Drilling Company (A)	38,168	41,985
Patterson-UTI Energy, Inc.	103,179	2,160,568
Pioneer Energy Services Corp. (A)	17,481	44,577
ProPetro Holding Corp. (A)	6,237	89,501
RigNet, Inc. (A)	3,036	52,219
Rowan Companies PLC, Class A (A)(B)	79,115	1,016,628
Saipem SpA (A)(B)	149,660	646,336
Schlumberger, Ltd.	407,780	28,446,733
SEACOR Holdings, Inc. (A)	3,427	158,019
SEACOR Marine Holdings, Inc. (A)	3,894	60,902
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	2,349	40,943
Superior Energy Services, Inc. (A)	105,396	1,125,629
TechnipFMC PLC (A)	128,778	3,595,482
Tenaris SA	118,394	1,678,234
Tesco Corp. (A)	11,651	63,498
TETRA Technologies, Inc. (A)	25,976	74,291
Transocean, Ltd. (A)	189,677	2,040,925
U.S. Silica Holdings, Inc. (B)	16,683	518,341
Unit Corp. (A)	10,753	221,297
		74,914,864
Oil, gas and consumable fuels – 4.7%
Abraxas Petroleum Corp. (A)	35,296	66,356
Anadarko Petroleum Corp.	164,367	8,029,328
Andeavor	42,373	4,370,775
Apache Corp.	112,526	5,153,691
Arch Coal, Inc., Class A (B)	4,276	306,760
Ardmore Shipping Corp. (A)	7,082	58,427
Bill Barrett Corp. (A)	17,012	72,981
Bonanza Creek Energy, Inc. (A)	4,288	141,461
BP PLC	4,935,810	31,618,758
Cabot Oil & Gas Corp.	135,322	3,619,864
California Resources Corp. (A)(B)	9,275	97,017
Callon Petroleum Company (A)	138,590	1,557,752
Caltex Australia, Ltd.	65,464	1,651,749
Carrizo Oil & Gas, Inc. (A)	15,990	273,909
Chesapeake Energy Corp. (A)(B)	266,406	1,145,546
Chevron Corp.	556,240	65,358,200
Cimarex Energy Company	27,858	3,166,619
Clean Energy Fuels Corp. (A)	32,012	79,390
Cloud Peak Energy, Inc. (A)	16,829	61,594
Concho Resources, Inc. (A)	43,822	5,772,234
ConocoPhillips	357,236	17,879,662
CONSOL Energy, Inc. (A)	100,146	1,696,473
CVR Energy, Inc. (B)	3,316	85,884
Delek US Holdings, Inc.	15,915	425,408
Denbury Resources, Inc. (A)(B)	86,424	115,808
Devon Energy Corp.	153,684	5,641,740
DHT Holdings, Inc.	18,987	75,568
Earthstone Energy, Inc., Class A (A)	4,815	52,917
Eclipse Resources Corp. (A)	19,757	49,393
Enagas SA	56,890	1,603,036
Energen Corp. (A)	47,014	2,570,726
Energy XXI Gulf Coast, Inc. (A)	6,353	65,690
Eni SpA	638,063	10,567,405
EOG Resources, Inc.	169,498	16,397,237
EQT Corp.	50,865	3,318,433
Evolution Petroleum Corp.	6,259	45,065
Exxon Mobil Corp.	1,243,805	101,967,134
Frontline, Ltd. (B)	16,688	100,796
Galp Energia SGPS SA	125,190	2,220,012
GasLog, Ltd. (B)	8,496	148,255
Gastar Exploration, Inc. (A)	42,217	37,134
Gener8 Maritime, Inc. (A)	11,043	49,804
Golar LNG, Ltd. (B)	19,593	442,998
Green Plains, Inc.	8,057	162,349
Gulfport Energy Corp. (A)	79,612	1,141,636
Halcon Resources Corp. (A)	26,916	183,029
Hess Corp.	80,038	3,752,982
HollyFrontier Corp.	85,865	3,088,564
Idemitsu Kosan Company, Ltd.	33,900	958,077
Inpex Corp.	238,541	2,541,125
International Seaways, Inc. (A)	6,287	123,854
Jagged Peak Energy, Inc. (A)(B)	11,998	163,893
JXTG Holdings, Inc.	773,111	3,986,331
Kinder Morgan, Inc.	563,420	10,806,396
Koninklijke Vopak NV	17,788	780,074
Lilis Energy, Inc. (A)	9,972	44,575
Lundin Petroleum AB (A)	46,793	1,025,370
Marathon Oil Corp.	249,562	3,384,061
Marathon Petroleum Corp.	148,589	8,332,871
Matador Resources Company (A)	61,440	1,668,096
Murphy Oil Corp. (B)	78,307	2,079,834
Neste OYJ	32,153	1,405,229
Newfield Exploration Company (A)	57,797	1,714,837
Noble Energy, Inc.	142,762	4,048,730
Nordic American Tankers, Ltd. (B)	20,941	111,825
Oasis Petroleum, Inc. (A)	48,317	440,651
Occidental Petroleum Corp.	224,408	14,409,238
Oil Search, Ltd.	343,864	1,897,189
OMV AG	36,970	2,155,358
ONEOK, Inc.	111,234	6,163,476
Origin Energy, Ltd. (A)	440,303	2,593,056
Pacific Ethanol, Inc. (A)	9,742	54,068
Panhandle Oil and Gas, Inc., Class A	3,525	83,895
Par Pacific Holdings, Inc. (A)	6,389	132,891
PBF Energy, Inc., Class A (B)	52,956	1,462,115
PDC Energy, Inc. (A)	13,496	661,709
Peabody Energy Corp. (A)	12,709	368,688
Penn Virginia Corp. (A)(B)	3,008	120,260
Phillips 66	126,127	11,554,494
Pioneer Natural Resources Company	49,853	7,355,312
QEP Resources, Inc. (A)	116,118	995,131
Range Resources Corp. (B)	66,282	1,297,139
Renewable Energy Group, Inc. (A)(B)	7,896	95,936
Repsol SA	309,469	5,711,055
Resolute Energy Corp. (A)(B)	4,487	133,219
REX American Resources Corp. (A)	1,202	112,784
Ring Energy, Inc. (A)	10,452	151,449
Royal Dutch Shell PLC, A Shares	1,122,552	33,925,555
Royal Dutch Shell PLC, B Shares	939,624	28,927,360
Sanchez Energy Corp. (A)(B)	14,956	72,088
SandRidge Energy, Inc. (A)	7,144	143,523
Santos, Ltd. (A)	470,419	1,491,750
Scorpio Tankers, Inc.	43,662	149,761
SemGroup Corp., Class A	13,566	390,023
Ship Finance International, Ltd.	11,881	172,275
Showa Shell Sekiyu KK	46,694	538,285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company (B)	49,534	$878,733
Snam SpA	570,405	2,748,809
Southwestern Energy Company (A)	246,296	1,504,869
SRC Energy, Inc. (A)	41,165	398,066
Statoil ASA	286,657	5,763,091
Stone Energy Corp. (A)	4,155	120,744
Teekay Corp. (B)	11,300	100,909
Teekay Tankers, Ltd., Class A	31,253	50,630
Tellurian, Inc. (A)(B)	12,100	129,228
The Williams Companies, Inc.	242,483	7,276,915
TOTAL SA (B)	591,509	31,760,742
Ultra Petroleum Corp. (A)	40,064	347,355
Uranium Energy Corp. (A)	33,558	46,310
Valero Energy Corp.	129,653	9,974,205
W&T Offshore, Inc. (A)(B)	20,136	61,415
WildHorse Resource Development
Corp. (A)(B)	4,624	61,592
Woodside Petroleum, Ltd.	190,230	4,355,901
World Fuel Services Corp.	33,124	1,123,235
WPX Energy, Inc. (A)	192,704	2,216,096
		542,341,305
		617,256,169
Financials – 16.7%
Banks – 8.6%
1st Source Corp.	3,101	157,531
ABN AMRO Group NV (C)	94,287	2,823,352
Access National Corp.	3,202	91,769
ACNB Corp.	1,526	42,270
Allegiance Bancshares, Inc. (A)	2,564	94,355
American National Bankshares, Inc.	1,856	76,467
Ameris Bancorp	7,377	354,096
Aozora Bank, Ltd.	30,127	1,147,045
Arrow Financial Corp.	2,484	85,338
Associated Banc-Corp.	73,196	1,775,003
Atlantic Capital Bancshares, Inc. (A)	4,827	87,610
Australia & New Zealand Banking
Group, Ltd.	736,511	17,155,977
Banc of California, Inc. (B)	8,776	182,102
BancFirst Corp.	3,372	191,361
Banco Bilbao Vizcaya Argentaria SA	1,671,529	14,944,132
Banco de Sabadell SA	1,338,444	2,798,076
Banco Espirito Santo SA (A)	625,609	688
Banco Latinoamericano de Comercio
Exterior SA	5,945	175,021
Banco Santander SA	4,023,806	28,145,907
BancorpSouth, Inc.	58,112	1,862,490
Bank Hapoalim BM	267,039	1,868,640
Bank Leumi Le-Israel BM	362,030	1,924,015
Bank of America Corp.	2,879,738	72,972,561
Bank of Commerce Holdings	4,557	52,406
Bank of Hawaii Corp.	20,620	1,718,883
Bank of Ireland Group PLC (A)	230,106	1,884,699
Bank of Marin Bancorp	1,362	93,297
Bank of Queensland, Ltd.	97,185	991,765
Bank of the Ozarks	58,802	2,825,436
Bankia SA	251,769	1,215,489
Bankinter SA	169,151	1,602,035
Bankwell Financial Group, Inc.	1,526	56,370
Banner Corp.	6,602	404,571
Bar Harbor Bankshares	3,352	105,119
Barclays PLC	4,272,176	11,077,675
BB&T Corp.	237,182	11,133,323
Bendigo & Adelaide Bank, Ltd.	120,595	1,101,052
Berkshire Hills Bancorp, Inc.	7,854	304,343
Blue Hills Bancorp, Inc.	4,881	93,715
BNP Paribas SA	281,535	22,713,048
BOC Hong Kong Holdings, Ltd.	928,241	4,521,457
Boston Private Financial Holdings, Inc.	16,895	279,612
Bridge Bancorp, Inc.	3,993	135,562
Brookline Bancorp, Inc.	15,147	234,779
Bryn Mawr Bank Corp.	3,399	148,876
C&F Financial Corp.	842	46,310
Cadence BanCorp (A)	1,904	43,640
CaixaBank SA	900,330	4,519,207
Camden National Corp.	3,198	139,561
Capital Bank Financial Corp., Class A	5,596	229,716
Capital City Bank Group, Inc.	2,861	68,693
Capstar Financial Holdings, Inc. (A)	2,646	51,809
Carolina Financial Corp.	3,008	107,927
Cathay General Bancorp	51,882	2,085,656
CenterState Bank Corp.	10,686	286,385
Central Pacific Financial Corp.	5,941	191,181
Central Valley Community Bancorp	2,758	61,503
Century Bancorp, Inc., Class A	873	69,927
Chemical Financial Corp.	48,518	2,535,551
Chemung Financial Corp.	1,002	47,194
Citigroup, Inc.	799,672	58,168,141
Citizens & Northern Corp.	3,242	79,624
Citizens Financial Group, Inc.	146,847	5,561,096
City Holding Company	3,003	215,946
Civista Bancshares, Inc.	2,912	65,054
CNB Financial Corp.	3,374	92,178
CoBiz Financial, Inc.	8,058	158,259
Codorus Valley Bancorp, Inc.	1,915	58,810
Columbia Banking System, Inc.	11,714	493,277
Comerica, Inc.	51,511	3,928,229
Commerce Bancshares, Inc.	43,218	2,496,704
Commerzbank AG (A)	267,042	3,641,783
Commonwealth Bank of Australia	433,670	25,678,989
Community Bank System, Inc.	9,709	536,422
Community Bankers Trust Corp. (A)	6,201	57,049
Community Trust Bancorp, Inc.	3,066	142,569
Concordia Financial Group, Ltd.	310,046	1,533,477
ConnectOne Bancorp, Inc.	6,280	154,488
Credit Agricole SA	285,571	5,198,566
CU Bancorp (A)	3,436	133,231
Cullen/Frost Bankers, Inc.	28,265	2,682,914
Customers Bancorp, Inc. (A)	5,611	183,031
CVB Financial Corp.	20,994	507,425
Danske Bank A/S	187,856	7,528,059
DBS Group Holdings, Ltd.	447,483	6,888,580
DNB ASA	245,043	4,947,436
Eagle Bancorp, Inc. (A)	6,252	419,197
East West Bancorp, Inc.	69,894	4,178,263
Enterprise Financial Services Corp.	4,367	184,942
Equity Bancshares, Inc., Class A (A)	2,390	85,036
Erste Group Bank AG (A)	75,491	3,261,594
Farmers & Merchants Bancorp, Inc.	2,017	73,520
Farmers Capital Bank Corp.	1,541	64,799
Farmers National Banc Corp.	5,419	81,556
FB Financial Corp. (A)	2,558	96,488
FCB Financial Holdings, Inc.,
Class A (A)	7,032	339,646
Fidelity Southern Corp.	4,623	109,288
Fifth Third Bancorp	216,282	6,051,570
Financial Institutions, Inc.	3,310	95,328
First Bancorp (NC)	5,026	172,945
First BanCorp (PR) (A)	39,168	200,540
First Bancorp, Inc. (ME)	2,393	72,532

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Busey Corp.	7,418	$232,628
First Business Financial Services, Inc.	2,378	54,100
First Citizens BancShares, Inc., Class A	1,444	539,897
First Commonwealth Financial Corp.	19,138	270,420
First Community Bancshares, Inc.	3,378	98,334
First Connecticut Bancorp, Inc.	3,245	86,804
First Financial Bancorp	12,592	329,281
First Financial Bankshares, Inc. (B)	12,833	580,052
First Financial Corp.	2,300	109,480
First Financial Northwest, Inc.	2,344	39,825
First Foundation, Inc. (A)	6,161	110,220
First Guaranty Bancshares, Inc.	1,547	41,676
First Horizon National Corp. (B)	113,311	2,169,906
First Internet Bancorp	1,610	52,003
First Interstate BancSystem, Inc.,
Class A	5,247	200,698
First Merchants Corp.	8,184	351,339
First Mid-Illinois Bancshares, Inc.	2,210	84,864
First Midwest Bancorp, Inc.	20,514	480,438
First NBC Bank Holding Company (A)	4,227	61
First Northwest Bancorp (A)	2,745	46,940
Flushing Financial Corp.	5,795	172,227
FNB Bancorp	1,416	48,031
FNB Corp.	156,596	2,197,042
Franklin Financial Network, Inc. (A)	2,607	92,940
Fukuoka Financial Group, Inc.	196,101	907,102
Fulton Financial Corp.	118,960	2,230,500
German American Bancorp, Inc.	4,378	166,495
Glacier Bancorp, Inc.	15,783	595,966
Great Southern Bancorp, Inc.	2,318	128,997
Great Western Bancorp, Inc.	11,913	491,769
Green Bancorp, Inc. (A)	4,467	105,645
Guaranty Bancorp	4,819	133,968
Hancock Holding Company	57,810	2,800,895
Hang Seng Bank, Ltd.	191,890	4,691,258
Hanmi Financial Corp.	6,420	198,699
HarborOne Bancorp, Inc. (A)	3,153	59,308
Heartland Financial USA, Inc.	4,784	236,330
Heritage Commerce Corp.	7,990	113,698
Heritage Financial Corp.	5,979	176,381
Hilltop Holdings, Inc.	14,895	387,270
Home BancShares, Inc.	98,969	2,496,009
HomeTrust Bancshares, Inc. (A)	3,741	95,957
Hope Bancorp, Inc.	26,436	468,182
Horizon Bancorp	4,465	130,244
Howard Bancorp, Inc. (A)	2,567	53,650
HSBC Holdings PLC	5,028,591	49,711,779
Huntington Bancshares, Inc.	321,982	4,494,869
IBERIABANK Corp.	10,025	823,554
Independent Bank Corp. (MA)	5,357	399,900
Independent Bank Corp. (MI)	4,456	100,928
Independent Bank Group, Inc.	3,655	220,397
ING Groep NV	972,917	17,933,150
International Bancshares Corp.	37,277	1,494,808
Intesa Sanpaolo SpA	228,528	757,265
Intesa Sanpaolo SpA (Milan
Stock Exchange)	3,186,669	11,281,790
Investar Holding Corp.	2,387	57,527
Investors Bancorp, Inc.	50,412	687,620
Japan Post Bank Company, Ltd. (B)	101,500	1,254,381
JPMorgan Chase & Co.	1,032,863	98,648,745
KBC Group NV	62,930	5,338,974
KeyCorp	319,133	6,006,083
Kyushu Financial Group, Inc.	88,800	546,682
Lakeland Bancorp, Inc.	9,078	185,191
Lakeland Financial Corp.	4,764	232,102
LCNB Corp.	2,295	48,080
LegacyTexas Financial Group, Inc.	9,672	386,106
Live Oak Bancshares, Inc.	4,611	108,128
Lloyds Banking Group PLC	17,998,782	16,356,515
M&T Bank Corp.	44,600	7,182,384
Macatawa Bank Corp.	6,126	62,853
MainSource Financial Group, Inc.	5,008	179,587
MB Financial, Inc.	56,758	2,555,245
MBT Financial Corp.	4,643	50,841
Mebuki Financial Group, Inc.	248,300	960,718
Mediobanca SpA	142,284	1,529,044
Mercantile Bank Corp.	3,433	119,812
Midland States Bancorp, Inc.	3,430	108,662
MidSouth Bancorp, Inc.	3,828	46,127
MidWestOne Financial Group, Inc.	2,553	86,189
Mitsubishi UFJ Financial Group, Inc.	3,021,168	19,643,123
Mizrahi Tefahot Bank, Ltd.	35,690	640,083
Mizuho Financial Group, Inc. (B)	6,049,700	10,605,356
MutualFirst Financial, Inc.	1,271	48,870
National Australia Bank, Ltd.	671,128	16,639,210
National Bank Holdings Corp., Class A	4,952	176,737
National Commerce Corp. (A)	2,470	105,716
NBT Bancorp, Inc.	8,675	318,546
Nicolet Bankshares, Inc. (A)	1,862	107,121
Nordea Bank AB	761,725	10,342,101
Northeast Bancorp	1,780	46,547
Northrim BanCorp, Inc.	1,880	65,706
Norwood Financial Corp.	1,558	47,550
OFG Bancorp	9,705	88,801
Ohio Valley Banc Corp.	1,226	44,626
Old Line Bancshares, Inc.	2,160	60,480
Old National Bancorp	26,859	491,520
Old Point Financial Corp.	1,357	43,967
Old Second Bancorp, Inc.	6,723	90,424
Opus Bank (A)	4,563	109,512
Orrstown Financial Services, Inc.	2,275	56,648
Oversea-Chinese Banking Corp., Ltd.	788,624	6,503,195
Pacific Continental Corp.	4,624	124,617
Pacific Mercantile Bancorp (A)	4,822	44,121
Pacific Premier Bancorp, Inc. (A)	7,817	295,092
PacWest Bancorp	58,060	2,932,611
Paragon Commercial Corp. (A)	1,091	61,598
Park National Corp.	2,599	280,666
Park Sterling Corp.	10,845	134,695
Peapack Gladstone Financial Corp.	3,579	120,755
Penns Woods Bancorp, Inc.	1,339	62,223
Peoples Bancorp of North Carolina, Inc.	1,271	45,273
Peoples Bancorp, Inc.	3,556	119,446
Peoples Financial Services Corp.	1,558	74,472
People’s United Financial, Inc.	100,102	1,815,850
People’s Utah Bancorp	3,011	97,707
Pinnacle Financial Partners, Inc.	35,673	2,388,307
Preferred Bank	2,635	159,022
Premier Financial Bancorp, Inc.	2,210	48,156
Prosperity Bancshares, Inc.	33,549	2,205,176
QCR Holdings, Inc.	2,536	115,388
Raiffeisen Bank International AG (A)	36,745	1,231,597
Regions Financial Corp.	350,666	5,340,643
Renasant Corp.	8,669	371,900
Republic Bancorp, Inc., Class A	1,919	74,630
Republic First Bancorp, Inc. (A)(B)	11,028	102,009
Resona Holdings, Inc.	553,946	2,848,060
Royal Bank of Scotland Group PLC (A)	889,681	3,202,678
S&T Bancorp, Inc.	6,838	270,648

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	4,669	$193,483
Seacoast Banking Corp. of Florida (A)	8,801	210,256
ServisFirst Bancshares, Inc.	9,477	368,181
Seven Bank, Ltd. (B)	150,440	543,646
Shinsei Bank, Ltd.	42,366	678,989
Shore Bancshares, Inc.	3,603	59,990
Sierra Bancorp	2,875	78,056
Signature Bank (A)	26,588	3,404,328
Simmons First National Corp., Class A	6,279	363,554
Skandinaviska Enskilda Banken AB,
Series A	380,852	5,024,652
SmartFinancial, Inc. (A)	1,964	47,254
Societe Generale SA	192,492	11,280,301
South State Corp.	5,689	512,294
Southern First Bancshares, Inc. (A)	1,987	72,227
Southern National Bancorp of
Virginia, Inc.	5,100	86,649
Southside Bancshares, Inc.	5,551	201,834
Southwest Bancorp, Inc.	3,906	107,610
Standard Chartered PLC (A)	823,975	8,192,857
State Bank Financial Corp.	7,443	213,242
Sterling Bancorp	133,829	3,298,885
Stock Yards Bancorp, Inc.	4,418	167,884
Sumitomo Mitsui Financial Group, Inc.	336,958	12,952,379
Sumitomo Mitsui Trust
Holdings, Inc. (B)	83,283	3,008,407
Summit Financial Group, Inc.	2,742	70,360
Sun Bancorp, Inc.	2,622	65,157
Sunshine Bancorp, Inc. (A)	1,936	44,993
SunTrust Banks, Inc.	140,942	8,424,103
Suruga Bank, Ltd. (B)	43,603	940,940
SVB Financial Group (A)	25,479	4,766,866
Svenska Handelsbanken AB, A Shares	382,937	5,785,527
Swedbank AB, A Shares	227,080	6,288,187
Synovus Financial Corp.	58,748	2,705,933
TCF Financial Corp.	83,164	1,417,115
Texas Capital Bancshares, Inc. (A)	34,103	2,926,037
The Bancorp, Inc. (A)	10,764	89,018
The Bank of East Asia, Ltd.	304,999	1,322,043
The Bank of Kyoto, Ltd.	15,614	794,755
The Bank of NT Butterfield & Son, Ltd.	10,565	387,102
The Chiba Bank, Ltd.	174,764	1,251,575
The Chugoku Bank, Ltd.	41,112	563,860
The Community Financial Corp.	1,284	45,415
The First of Long Island Corp.	4,883	148,687
The Hachijuni Bank, Ltd.	105,038	657,213
The Hiroshima Bank, Ltd.	63,000	510,796
The PNC Financial Services Group, Inc.	140,656	18,956,209
The Shizuoka Bank, Ltd.	128,908	1,160,126
Tompkins Financial Corp.	2,866	246,877
Towne Bank	11,214	375,669
TriCo Bancshares	4,106	167,320
TriState Capital Holdings, Inc. (A)	4,736	108,454
Triumph Bancorp, Inc. (A)	3,648	117,648
Trustmark Corp.	46,232	1,531,204
U.S. Bancorp	466,504	24,999,949
UMB Financial Corp.	30,327	2,259,058
Umpqua Holdings Corp.	150,806	2,942,225
UniCredit SpA (A)	502,093	10,714,511
Union Bankshares Corp.	8,797	310,534
United Bankshares, Inc. (B)	70,910	2,634,307
United Community Banks, Inc.	14,314	408,522
United Overseas Bank, Ltd.	330,339	5,736,583
Univest Corp. of Pennsylvania	5,209	166,688
Valley National Bancorp	178,984	2,156,757
Veritex Holdings, Inc. (A)	3,482	93,875
Washington Trust Bancorp, Inc.	3,032	173,582
WashingtonFirst Bankshares, Inc.	2,213	78,761
Webster Financial Corp.	44,513	2,339,158
Wells Fargo & Company	1,311,281	72,317,147
WesBanco, Inc.	8,477	347,727
West Bancorporation, Inc.	3,563	86,937
Westamerica Bancorporation	5,191	309,072
Westpac Banking Corp.	842,006	21,179,414
Wintrust Financial Corp.	38,047	2,979,461
Yamaguchi Financial Group, Inc. (B)	48,554	568,629
Zions Bancorporation	59,388	2,801,926
		983,149,873
Capital markets – 2.7%
3i Group PLC	244,028	2,987,662
Affiliated Managers Group, Inc.	16,585	3,148,331
Ameriprise Financial, Inc.	44,014	6,536,519
Arlington Asset Investment Corp.,
Class A (B)	4,809	61,219
Artisan Partners Asset Management, Inc.,
Class A	9,053	295,128
Associated Capital Group, Inc., Class A	1,254	44,768
ASX, Ltd.	48,604	2,003,276
B. Riley Financial, Inc.	4,718	80,442
BlackRock, Inc.	36,380	16,265,134
CBOE Holdings, Inc.	33,118	3,564,490
CME Group, Inc.	99,788	13,539,236
Cohen & Steers, Inc.	4,405	173,953
Cowen, Inc. (A)	5,694	101,353
Credit Suisse Group AG (A)	608,947	9,648,514
Daiwa Securities Group, Inc. (B)	404,508	2,293,080
Deutsche Bank AG	518,973	8,983,807
Deutsche Boerse AG	48,411	5,256,006
Diamond Hill Investment Group, Inc.	653	138,665
Donnelley Financial Solutions, Inc. (A)	6,834	147,341
E*TRADE Financial Corp. (A)	80,432	3,507,640
Eaton Vance Corp.	55,680	2,748,922
Evercore, Inc., Class A	7,888	633,012
FactSet Research Systems, Inc.	18,976	3,417,767
Federated Investors, Inc., Class B (B)	46,123	1,369,853
Financial Engines, Inc.	12,037	418,286
Franklin Resources, Inc.	96,603	4,299,800
GAIN Capital Holdings, Inc.	8,499	54,309
Greenhill & Company, Inc. (B)	5,758	95,583
Hamilton Lane, Inc. Class A.	3,145	84,443
Hargreaves Lansdown PLC	66,420	1,317,988
Hong Kong Exchanges & Clearing, Ltd.	291,771	7,880,173
Houlihan Lokey, Inc.	4,950	193,694
Intercontinental Exchange, Inc.	172,749	11,867,856
INTL. FCStone, Inc. (A)	3,260	124,923
Invesco, Ltd.	118,528	4,153,221
Investec PLC	164,355	1,201,495
Investment Technology Group, Inc.	6,934	153,519
Janus Henderson Group PLC	87,319	3,042,194
Japan Exchange Group, Inc.	130,900	2,318,767
Julius Baer Group, Ltd. (A)	56,138	3,331,235
Ladenburg Thalmann Financial
Services, Inc.	22,497	64,791
Legg Mason, Inc.	42,100	1,654,951
London Stock Exchange Group PLC	78,406	4,025,826
Macquarie Group, Ltd.	81,103	5,806,649
MarketAxess Holdings, Inc.	18,190	3,356,237
Moelis & Company, Class A	6,314	271,818
Moody’s Corp.	48,753	6,786,905
Morgan Stanley	415,013	19,991,176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	43,556	$5,091,696
Nasdaq, Inc.	34,606	2,684,387
Natixis SA	236,077	1,889,309
Nomura Holdings, Inc. (B)	910,913	5,111,123
Northern Trust Corp.	63,031	5,794,440
OM Asset Management PLC	15,442	230,395
Oppenheimer Holdings, Inc., Class A	2,803	48,632
Partners Group Holding AG	4,356	2,957,279
Piper Jaffray Companies	2,917	173,124
PJT Partners, Inc., Class A	3,646	139,678
Pzena Investment Management, Inc.,
Class A	4,320	47,045
Raymond James Financial, Inc.	37,467	3,159,592
S&P Global, Inc.	75,432	11,790,776
Safeguard Scientifics, Inc. (A)	5,735	76,562
SBI Holdings, Inc.	51,790	781,046
Schroders PLC	31,122	1,400,076
SEI Investments Company	63,448	3,874,135
Singapore Exchange, Ltd.	204,148	1,113,866
St. James’s Place PLC	132,319	2,033,714
State Street Corp.	109,762	10,486,661
Stifel Financial Corp.	46,552	2,488,670
T. Rowe Price Group, Inc.	70,551	6,395,448
The Bank of New York Mellon Corp.	303,238	16,077,679
The Charles Schwab Corp.	349,763	15,298,634
The Goldman Sachs Group, Inc.	105,599	25,047,027
Thomson Reuters Corp.	29,396	1,348,688
UBS Group AG (A)	917,691	15,698,918
Virtu Financial, Inc., Class A (B)	5,058	81,940
Virtus Investment Partners, Inc.	1,394	161,774
Waddell & Reed Financial, Inc.,
Class A (B)	16,511	331,376
Westwood Holdings Group, Inc.	1,706	114,763
WisdomTree Investments, Inc.	23,949	243,801
		311,614,211
Consumer finance – 0.5%
Acom Company, Ltd. (A)(B)	97,710	379,107
AEON Financial Service
Company, Ltd. (B)	28,653	599,415
American Express Company	215,405	19,485,536
Capital One Financial Corp.	142,004	12,022,059
Credit Saison Company, Ltd.	38,799	805,064
Discover Financial Services	109,353	7,051,081
Encore Capital Group, Inc. (A)(B)	4,907	217,380
Enova International, Inc. (A)	6,908	92,913
EZCORP, Inc., Class A (A)	10,427	99,057
FirstCash, Inc.	9,572	604,472
Green Dot Corp., Class A (A)	9,264	459,309
LendingClub Corp. (A)	65,003	395,868
Navient Corp.	80,473	1,208,704
Nelnet, Inc., Class A	4,006	202,303
PRA Group, Inc. (A)(B)	9,416	269,768
Provident Financial PLC	36,867	410,499
Regional Management Corp. (A)	2,232	54,037
SLM Corp. (A)	208,830	2,395,280
Synchrony Financial	219,488	6,815,102
World Acceptance Corp. (A)	1,198	99,302
		53,666,256
Diversified financial services – 1.2%
AMP, Ltd.	733,211	2,784,200
Berkshire Hathaway, Inc., Class B (A)	564,822	103,543,169
Challenger, Ltd.	143,463	1,406,262
Eurazeo SA	11,019	984,904
EXOR NV	27,175	1,724,656
First Pacific Company, Ltd.	531,340	424,810
FNFV Group (A)	12,523	214,769
Groupe Bruxelles Lambert SA	20,244	2,130,927
Industrivarden AB, C Shares	41,828	1,061,075
Investor AB, B Shares	114,223	5,651,094
Kinnevik AB, B Shares	58,764	1,919,740
L E Lundbergforetagen AB, B Shares	9,687	775,133
Leucadia National Corp.	92,811	2,343,478
Marlin Business Services Corp.	1,993	57,299
Mitsubishi UFJ Lease & Finance
Company, Ltd.	114,996	610,137
NewStar Financial, Inc.	6,705	78,717
On Deck Capital, Inc. (A)	11,547	53,924
ORIX Corp.	332,083	5,361,221
Pargesa Holding SA	9,452	786,473
Standard Life Aberdeen PLC	673,962	3,917,669
Wendel SA	7,181	1,163,280
		136,992,937
Insurance – 3.6%
Admiral Group PLC	49,835	1,214,354
Aegon NV	442,213	2,577,670
Aflac, Inc.	116,093	9,448,809
Ageas	47,231	2,221,449
AIA Group, Ltd.	3,028,935	22,424,111
Alleghany Corp. (A)	7,469	4,137,901
Allianz SE	114,625	25,743,266
Ambac Financial Group, Inc. (A)	9,346	161,312
American Equity Investment Life
Holding Company	17,555	510,499
American Financial Group, Inc.	33,200	3,434,540
American International Group, Inc.	265,186	16,279,769
AMERISAFE, Inc.	3,838	223,372
AmTrust Financial Services, Inc. (B)	17,487	235,375
Aon PLC	74,685	10,911,479
Argo Group International Holdings, Ltd.	5,647	347,291
Arthur J. Gallagher & Company	53,216	3,275,445
Aspen Insurance Holdings, Ltd.	28,960	1,169,984
Assicurazioni Generali SpA	312,939	5,836,719
Assurant, Inc.	15,686	1,498,327
Atlas Financial Holdings, Inc. (A)	2,719	51,389
Aviva PLC	1,018,816	7,031,802
AXA SA	486,652	14,712,525
Baldwin & Lyons, Inc., Class B	2,668	60,163
Baloise Holding AG	12,538	1,985,432
Brighthouse Financial, Inc. (A)	28,099	1,708,419
Brown & Brown, Inc.	56,123	2,704,567
Chubb, Ltd. (B)	136,631	19,476,749
Cincinnati Financial Corp.	43,497	3,330,565
Citizens, Inc. (A)	10,834	79,630
CNO Financial Group, Inc.	115,700	2,700,438
CNP Assurances	43,665	1,023,648
Crawford & Company, Class B	3,107	37,160
Dai-ichi Life Holdings, Inc.	270,437	4,850,986
Direct Line Insurance Group PLC	344,800	1,680,930
Donegal Group, Inc., Class A	2,368	38,196
eHealth, Inc. (A)	3,251	77,666
EMC Insurance Group, Inc.	1,903	53,569
Employers Holdings, Inc.	6,310	286,790
Enstar Group, Ltd. (A)	2,178	484,278
Everest Re Group, Ltd.	12,139	2,772,426
FBL Financial Group, Inc., Class A	2,055	153,098
Federated National Holding Company	3,039	47,439
Fidelity & Guaranty Life	2,018	62,659
First American Financial Corp.	53,552	2,675,993
Genworth Financial, Inc., Class A (A)	344,251	1,325,366

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Gjensidige Forsikring ASA	50,770	$884,370
Global Indemnity, Ltd. (A)	1,760	74,624
Greenlight Capital Re, Ltd., Class A (A)	6,154	133,234
Hallmark Financial Services, Inc. (A)	3,962	45,999
Hannover Rueck SE	15,105	1,821,780
HCI Group, Inc.	1,739	66,517
Health Insurance Innovations, Inc.,
Class A (A)(B)	2,539	36,816
Heritage Insurance Holdings, Inc.	5,615	74,174
Horace Mann Educators Corp.	8,265	325,228
Independence Holding Company	1,895	47,849
Infinity Property & Casualty Corp.	2,158	203,284
Insurance Australia Group, Ltd.	593,927	2,974,614
Investors Title Company	320	57,302
James River Group Holdings, Ltd.	4,313	178,903
Japan Post Holdings Company, Ltd. (B)	112,700	1,331,486
Kemper Corp.	31,591	1,674,323
Kingstone Companies, Inc.	2,483	40,473
Kinsale Capital Group, Inc.	2,839	122,560
Legal & General Group PLC	1,493,537	5,205,686
Lincoln National Corp.	65,060	4,780,609
Loews Corp.	80,578	3,856,463
Maiden Holdings, Ltd.	15,132	120,299
Mapfre SA	274,666	895,023
Marsh & McLennan Companies, Inc.	150,473	12,611,142
MBIA, Inc. (A)	25,692	223,520
Medibank Pvt., Ltd.	691,014	1,585,449
Mercury General Corp.	17,624	999,105
MetLife, Inc.	311,956	16,206,114
MS&AD Insurance Group Holdings, Inc.	119,151	3,839,803
Muenchener
Rueckversicherungs-Gesellschaft AG	38,842	8,313,198
National General Holdings Corp.	10,168	194,310
National Western Life Group, Inc.,
Class A	462	161,238
NI Holdings, Inc. (A)	2,616	46,826
NN Group NV	78,613	3,292,027
Old Mutual PLC	1,236,499	3,221,050
Old Republic International Corp.	118,752	2,338,227
Poste Italiane SpA (C)	133,232	981,487
Primerica, Inc.	30,867	2,517,204
Principal Financial Group, Inc.	79,321	5,103,513
Prudential Financial, Inc.	125,336	13,325,724
Prudential PLC	648,964	15,530,029
QBE Insurance Group, Ltd.	344,066	2,712,466
Reinsurance Group of America, Inc.	31,195	4,352,638
RenaissanceRe Holdings, Ltd.	19,471	2,631,311
RLI Corp.	7,755	444,827
RSA Insurance Group PLC	255,696	2,136,314
Safety Insurance Group, Inc.	2,793	213,106
Sampo OYJ, A Shares	112,085	5,932,038
SCOR SE	43,322	1,816,879
Selective Insurance Group, Inc.	11,605	624,929
Sompo Holdings, Inc.	88,591	3,452,341
Sony Financial Holdings, Inc.	43,716	717,360
State Auto Financial Corp.	3,233	84,802
State National Companies, Inc.	5,951	124,911
Stewart Information Services Corp.	4,265	161,046
Suncorp Group, Ltd.	323,574	3,322,470
Swiss Life Holding AG (A)	8,142	2,870,395
Swiss Re AG	81,275	7,367,117
T&D Holdings, Inc.	136,825	1,984,971
The Allstate Corp.	106,120	9,753,489
The Hanover Insurance Group, Inc.	20,504	1,987,453
The Hartford Financial Services
Group, Inc.	106,986	5,930,234
The Navigators Group, Inc.	4,050	236,318
The Progressive Corp.	170,457	8,253,528
The Travelers Companies, Inc.	81,050	9,930,246
Third Point Reinsurance, Ltd. (A)	15,128	235,997
Tokio Marine Holdings, Inc.	169,785	6,644,945
Torchmark Corp.	32,052	2,567,045
Trupanion, Inc. (A)(B)	4,752	125,500
Tryg A/S	27,998	647,351
UnipolSai Assicurazioni SpA	252,289	589,940
United Fire Group, Inc.	4,283	196,247
United Insurance Holdings Corp.	4,547	74,116
Universal Insurance Holdings, Inc.	6,381	146,763
Unum Group	66,004	3,374,785
W.R. Berkley Corp.	46,347	3,093,199
Willis Towers Watson PLC	39,428	6,080,980
WMIH Corp. (A)	45,600	43,320
XL Group, Ltd.	75,736	2,987,785
Zurich Insurance Group AG	37,928	11,590,015
		411,944,314
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,610	107,936
Anworth Mortgage Asset Corp.	18,846	113,264
Apollo Commercial Real Estate
Finance, Inc. (B)	20,261	366,927
Ares Commercial Real Estate Corp.	6,175	82,189
ARMOUR Residential REIT, Inc. (B)	7,950	213,855
Capstead Mortgage Corp.	18,092	174,588
Cherry Hill Mortgage Investment Corp.	2,556	46,264
CYS Investments, Inc.	30,293	261,732
Dynex Capital, Inc.	10,438	75,884
Granite Point Mortgage Trust, Inc.	2,232	41,805
Great Ajax Corp.	4,005	56,430
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	10,064	245,260
Invesco Mortgage Capital, Inc.	21,999	376,843
KKR Real Estate Finance Trust, Inc.	2,252	47,382
Ladder Capital Corp.	15,133	208,533
MTGE Investment Corp.	8,830	171,302
New York Mortgage Trust, Inc. (B)	23,495	144,494
Orchid Island Capital, Inc.	8,670	88,347
Owens Realty Mortgage, Inc.	2,838	51,680
PennyMac Mortgage Investment Trust	12,435	216,245
Redwood Trust, Inc.	15,213	247,820
Resource Capital Corp.	7,251	78,166
Sutherland Asset Management Corp.	3,740	58,718
TPG RE Finance Trust, Inc. (A)	2,103	41,576
Western Asset Mortgage Capital Corp.	8,526	89,267
		3,606,507
Thrifts and mortgage finance – 0.1%
ASB Bancorp, Inc. (A)	918	41,402
Astoria Financial Corp.	18,297	393,386
Bank Mutual Corp.	9,311	94,507
BankFinancial Corp.	3,700	58,793
Bear State Financial, Inc.	5,797	59,477
Beneficial Bancorp, Inc.	14,244	236,450
BofI Holding, Inc. (A)	12,045	342,921
BSB Bancorp, Inc. (A)	2,070	61,997
Capitol Federal Financial, Inc.	25,609	376,452
Charter Financial Corp.	3,075	56,980
Clifton Bancorp, Inc.	4,676	78,183
Dime Community Bancshares, Inc.	6,499	139,729
Entegra Financial Corp. (A)	1,670	41,667

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
ESSA Bancorp, Inc.	2,731	$42,877
Essent Group, Ltd. (A)	16,197	655,979
Federal Agricultural Mortgage Corp.,
Class C	1,783	129,695
First Defiance Financial Corp.	2,076	108,969
Flagstar Bancorp, Inc. (A)	4,177	148,200
Hingham Institution for Savings	274	52,134
Home Bancorp, Inc.	1,449	60,597
HomeStreet, Inc. (A)	4,797	129,519
Kearny Financial Corp.	17,125	262,869
LendingTree, Inc. (A)	1,294	316,318
Malvern Bancorp, Inc. (A)	1,676	44,833
Meridian Bancorp, Inc.	9,584	178,742
Meta Financial Group, Inc.	1,886	147,862
MGIC Investment Corp. (A)	74,945	939,061
Nationstar Mortgage Holdings, Inc. (A)	5,954	110,566
New York Community Bancorp, Inc.	236,742	3,051,604
NMI Holdings, Inc., Class A (A)	11,998	148,775
Northfield Bancorp, Inc.	8,724	151,361
Northwest Bancshares, Inc.	18,539	320,169
OceanFirst Financial Corp.	6,524	179,345
Ocwen Financial Corp. (A)	23,083	79,406
Oritani Financial Corp.	7,673	128,906
PCSB Financial Corp. (A)	4,341	81,871
PennyMac Financial Services, Inc.,
Class A (A)	3,448	61,374
PHH Corp. (A)	11,175	155,668
Provident Financial Services, Inc.	12,109	322,947
Radian Group, Inc.	43,702	816,790
Riverview Bancorp, Inc.	5,107	42,899
SI Financial Group, Inc.	3,234	48,348
Southern Missouri Bancorp, Inc.	1,684	61,449
Territorial Bancorp, Inc.	1,943	61,341
Timberland Bancorp, Inc.	1,596	50,019
TrustCo Bank Corp.	19,280	171,592
United Community Financial Corp.	9,666	92,794
United Financial Bancorp, Inc.	10,404	190,289
Walker & Dunlop, Inc. (A)	5,605	293,310
Washington Federal, Inc.	60,484	2,035,287
Waterstone Financial, Inc.	4,991	97,325
Western New England Bancorp, Inc.	6,639	72,365
WSFS Financial Corp.	6,097	297,229
		14,322,628
		1,915,296,726
Health care – 12.5%
Biotechnology – 2.3%
AbbVie, Inc.	467,840	41,572,262
Abeona Therapeutics, Inc. (A)	5,266	89,785
Acceleron Pharma, Inc. (A)	6,596	246,163
Achaogen, Inc. (A)(B)	7,058	112,575
Achillion Pharmaceuticals, Inc. (A)	24,241	108,842
Acorda Therapeutics, Inc. (A)	8,945	211,549
Adamas Pharmaceuticals, Inc. (A)(B)	3,306	69,988
Aduro Biotech, Inc. (A)	9,442	100,557
Advaxis, Inc. (A)	8,726	36,475
Agenus, Inc. (A)	16,699	73,643
Aimmune Therapeutics, Inc. (A)	7,268	180,174
Akebia Therapeutics, Inc. (A)	9,284	182,616
Alder Biopharmaceuticals, Inc. (A)	13,228	162,043
Alexion Pharmaceuticals, Inc. (A)	65,493	9,188,013
AMAG Pharmaceuticals, Inc. (A)	7,255	133,855
Amgen, Inc.	214,151	39,928,454
Amicus Therapeutics, Inc. (A)(B)	33,786	509,493
AnaptysBio, Inc. (A)	2,610	91,220
Ardelyx, Inc. (A)	8,394	47,006
Arena Pharmaceuticals, Inc. (A)	8,132	207,366
Array BioPharma, Inc. (A)	35,308	434,288
Atara Biotherapeutics, Inc. (A)	5,433	89,916
Athersys, Inc. (A)(B)	23,953	49,343
Audentes Therapeutics, Inc. (A)	3,189	89,324
Avexis, Inc. (A)	5,104	493,710
Axovant Sciences, Ltd. (A)	6,817	46,901
Bellicum Pharmaceuticals, Inc. (A)(B)	6,194	71,541
BioCryst Pharmaceuticals, Inc. (A)	16,739	87,712
Biogen, Inc. (A)	62,051	19,429,409
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	2,264	84,628
BioSpecifics Technologies Corp. (A)	1,268	58,987
BioTime, Inc. (A)	18,153	51,555
Bioverativ, Inc. (A)	52,357	2,988,014
Bluebird Bio, Inc. (A)	9,280	1,274,608
Blueprint Medicines Corp. (A)	7,924	552,065
Calithera Biosciences, Inc. (A)	6,522	102,722
Calyxt, Inc. (A)	1,791	43,862
Cara Therapeutics, Inc. (A)(B)	5,600	76,664
Catalyst Pharmaceuticals, Inc. (A)(B)	15,569	39,234
Celgene Corp. (A)	229,611	33,481,876
Celldex Therapeutics, Inc. (A)	26,472	75,710
ChemoCentryx, Inc. (A)	5,565	41,292
Chimerix, Inc. (A)	10,309	54,122
Clovis Oncology, Inc. (A)	8,933	736,079
Coherus Biosciences, Inc. (A)	8,170	109,070
Concert Pharmaceuticals, Inc. (A)	4,194	61,862
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	9,650	68,998
CSL, Ltd.	113,761	11,975,976
Curis, Inc. (A)	27,352	40,754
Cytokinetics, Inc. (A)	8,795	127,528
CytomX Therapeutics, Inc. (A)	6,197	112,599
Dyax Corp. (A)(D)	30,138	94,935
Dynavax Technologies Corp. (A)(B)	12,512	269,008
Eagle Pharmaceuticals, Inc. (A)(B)	1,714	102,223
Edge Therapeutics, Inc. (A)	4,616	49,530
Editas Medicine, Inc. (A)	7,004	168,166
Emergent BioSolutions, Inc. (A)	6,831	276,314
Enanta Pharmaceuticals, Inc. (A)	3,258	152,474
Epizyme, Inc. (A)(B)	8,491	161,754
Esperion Therapeutics, Inc. (A)(B)	3,481	174,468
Exact Sciences Corp. (A)	23,888	1,125,603
FibroGen, Inc. (A)	13,516	727,161
Five Prime Therapeutics, Inc. (A)	5,654	231,305
Flexion Therapeutics, Inc. (A)(B)	5,768	139,470
Foundation Medicine, Inc. (A)	2,988	120,118
G1 Therapeutics, Inc. (A)	1,764	43,906
Genmab A/S (A)	14,536	3,214,560
Genomic Health, Inc. (A)	4,124	132,339
Geron Corp. (A)	31,620	68,932
Gilead Sciences, Inc.	383,281	31,053,427
Global Blood Therapeutics, Inc. (A)	7,585	235,514
Grifols SA	74,801	2,182,930
Halozyme Therapeutics, Inc. (A)	24,552	426,468
Heron Therapeutics, Inc. (A)	9,511	153,603
Idera Pharmaceuticals, Inc. (A)(B)	23,964	53,440
Ignyta, Inc. (A)	10,417	128,650
Immune Design Corp. (A)	3,972	41,110
ImmunoGen, Inc. (A)(B)	17,567	134,388
Immunomedics, Inc. (A)(B)	20,921	292,476
Incyte Corp. (A)	50,301	5,872,139
Inovio Pharmaceuticals, Inc. (A)(B)	17,004	107,805

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	15,232	$475,391
Insys Therapeutics, Inc. (A)(B)	5,245	46,576
Intellia Therapeutics, Inc. (A)(B)	3,159	78,501
Invitae Corp. (A)	8,970	84,049
Iovance Biotherapeutics, Inc. (A)	11,438	88,645
Ironwood Pharmaceuticals, Inc. (A)	27,616	435,504
Jounce Therapeutics, Inc. (A)	3,191	49,716
KalVista Pharmaceuticals, Inc. (A)	231	1,538
Karyopharm Therapeutics, Inc. (A)	7,413	81,395
Keryx Biopharmaceuticals, Inc. (A)(B)	18,509	131,414
Kindred Biosciences, Inc. (A)	6,008	47,163
Kite Pharma, Inc. (A)	9,925	1,784,614
Kura Oncology, Inc. (A)	4,467	66,782
La Jolla Pharmaceutical Company (A)(B)	3,635	126,425
Lexicon Pharmaceuticals, Inc. (A)	9,024	110,905
Ligand Pharmaceuticals, Inc. (A)	4,138	563,389
Loxo Oncology, Inc. (A)(B)	4,690	432,043
MacroGenics, Inc. (A)	7,127	131,707
Madrigal Pharmaceuticals, Inc. (A)	1,207	54,291
Merrimack Pharmaceuticals, Inc. (B)	2,917	42,413
MiMedx Group, Inc. (A)(B)	21,602	256,632
Minerva Neurosciences, Inc. (A)	6,823	51,855
Momenta Pharmaceuticals, Inc. (A)	15,094	279,239
Myriad Genetics, Inc. (A)	13,035	471,606
Natera, Inc. (A)	6,851	88,309
NewLink Genetics Corp. (A)(B)	4,893	49,811
Novavax, Inc. (A)	61,050	69,597
Organovo Holdings, Inc. (A)(B)	23,761	52,749
PDL BioPharma, Inc. (A)	33,677	114,165
Pieris Pharmaceuticals, Inc. (A)	7,604	43,799
Portola Pharmaceuticals, Inc. (A)	11,263	608,540
Progenics Pharmaceuticals, Inc. (A)	15,034	110,650
Protagonist Therapeutics, Inc. (A)	2,215	39,139
Prothena Corp. PLC (A)(B)	7,866	509,481
PTC Therapeutics, Inc. (A)	8,426	168,604
Puma Biotechnology, Inc. (A)	5,848	700,298
Ra Pharmaceuticals, Inc. (A)	2,723	39,756
Radius Health, Inc. (A)(B)	7,640	294,522
Regeneron Pharmaceuticals, Inc. (A)	22,551	10,083,003
REGENXBIO, Inc. (A)	5,625	185,344
Repligen Corp. (A)	7,717	295,715
Retrophin, Inc. (A)	7,850	195,387
Rigel Pharmaceuticals, Inc. (A)	27,783	70,569
Sage Therapeutics, Inc. (A)	7,089	441,645
Sangamo Therapeutics, Inc. (A)	17,096	256,440
Sarepta Therapeutics, Inc. (A)	12,055	546,815
Selecta Biosciences, Inc. (A)	3,098	56,539
Seres Therapeutics, Inc. (A)	4,497	72,132
Shire PLC	227,668	11,595,982
Spark Therapeutics, Inc. (A)(B)	5,461	486,903
Spectrum Pharmaceuticals, Inc. (A)	16,311	229,496
Stemline Therapeutics, Inc. (A)	5,167	57,354
Strongbridge Biopharma PLC (A)	5,193	35,832
Synergy Pharmaceuticals, Inc. (A)(B)	46,632	135,233
TG Therapeutics, Inc. (A)	10,295	121,996
Ultragenyx Pharmaceutical, Inc. (A)	8,108	431,832
United Therapeutics Corp. (A)	21,007	2,461,810
Vanda Pharmaceuticals, Inc. (A)	9,254	165,647
Veracyte, Inc. (A)	5,843	51,243
Vertex Pharmaceuticals, Inc. (A)	74,111	11,267,836
Voyager Therapeutics, Inc. (A)	3,376	69,512
Xencor, Inc. (A)	7,920	181,526
ZIOPHARM Oncology, Inc. (A)(B)	27,647	169,753
		262,583,401
Health care equipment and supplies – 2.3%
Abaxis, Inc.	4,467	199,452
Abbott Laboratories	509,944	27,210,612
ABIOMED, Inc. (A)	20,263	3,416,342
Accuray, Inc. (A)	18,754	75,016
Align Technology, Inc. (A)	21,168	3,942,963
Analogic Corp.	2,557	214,149
AngioDynamics, Inc. (A)	7,648	130,704
Anika Therapeutics, Inc. (A)	2,955	171,390
Antares Pharma, Inc. (A)	31,062	100,641
AtriCure, Inc. (A)	6,632	148,358
Atrion Corp.	282	189,504
AxoGen, Inc. (A)	5,755	111,359
Baxter International, Inc.	147,168	9,234,792
Becton, Dickinson and Company	66,790	13,087,501
Boston Scientific Corp. (A)	402,660	11,745,592
C.R. Bard, Inc.	21,241	6,807,741
Cantel Medical Corp.	7,349	692,055
Cardiovascular Systems, Inc. (A)	6,592	185,565
Cerus Corp. (A)	23,464	64,057
Cochlear, Ltd.	14,421	1,803,840
Coloplast A/S, B Shares	29,832	2,425,520
CONMED Corp.	5,530	290,159
ConvaTec Group PLC (C)	342,686	1,259,222
CryoLife, Inc. (A)	6,587	149,525
Cutera, Inc. (A)	2,746	113,547
CYBERDYNE, Inc. (A)(B)	24,600	328,070
Danaher Corp.	179,452	15,393,393
DENTSPLY SIRONA, Inc.	67,737	4,051,350
Edwards Lifesciences Corp. (A)	62,110	6,789,244
Endologix, Inc. (A)(B)	18,266	81,466
Entellus Medical, Inc. (A)	2,930	54,088
Essilor International SA	52,064	6,452,683
Exactech, Inc. (A)	2,411	79,442
FONAR Corp. (A)	1,426	43,493
GenMark Diagnostics, Inc. (A)	10,754	103,561
Getinge AB, B Shares	57,245	1,074,718
Glaukos Corp. (A)(B)	5,895	194,535
Globus Medical, Inc., Class A (A)	49,086	1,458,836
Haemonetics Corp. (A)	10,597	475,487
Halyard Health, Inc. (A)	32,212	1,450,506
Heska Corp. (A)	1,309	115,310
Hill-Rom Holdings, Inc.	31,863	2,357,862
Hologic, Inc. (A)	82,271	3,018,523
Hoya Corp.	97,807	5,289,286
ICU Medical, Inc. (A)	2,993	556,249
IDEXX Laboratories, Inc. (A)	25,607	3,981,632
Inogen, Inc. (A)	3,465	329,522
Insulet Corp. (A)	11,839	652,092
Integer Holdings Corp. (A)	6,283	321,375
Integra LifeSciences Holdings Corp. (A)	12,858	649,072
Intuitive Surgical, Inc. (A)	10,966	11,469,120
Invacare Corp. (B)	6,812	107,289
iRhythm Technologies, Inc. (A)	2,856	148,169
K2M Group Holdings, Inc. (A)	8,607	182,554
Koninklijke Philips NV	233,234	9,623,225
Lantheus Holdings, Inc. (A)	6,269	111,588
LeMaitre Vascular, Inc.	3,079	115,216
LivaNova PLC (A)	30,729	2,152,874
Masimo Corp. (A)	32,194	2,786,713
Medtronic PLC	397,579	30,919,719
Meridian Bioscience, Inc.	8,690	124,267
Merit Medical Systems, Inc. (A)	9,916	419,943
Natus Medical, Inc. (A)	6,604	247,650
Neogen Corp. (A)	7,546	584,513
Nevro Corp. (A)	5,601	509,019

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Novocure, Ltd. (A)(B)	11,880	$235,818
NuVasive, Inc. (A)	34,887	1,934,833
NxStage Medical, Inc. (A)	13,195	364,182
Olympus Corp.	73,102	2,477,144
OraSure Technologies, Inc. (A)	11,619	261,428
Orthofix International NV (A)	3,521	166,367
Oxford Immunotec Global PLC (A)	4,840	81,312
Penumbra, Inc. (A)(B)	5,922	534,757
Quidel Corp. (A)	5,716	250,704
ResMed, Inc.	42,009	3,233,013
Rockwell Medical, Inc. (A)(B)	10,202	87,329
RTI Surgical, Inc. (A)	12,080	54,964
Sientra, Inc. (A)	3,403	52,406
Smith & Nephew PLC	219,535	3,968,140
Sonova Holding AG	13,142	2,230,671
STAAR Surgical Company (A)	8,620	107,319
STERIS PLC	41,094	3,632,710
Straumann Holding AG	2,383	1,532,541
Stryker Corp.	94,424	13,410,096
Surmodics, Inc. (A)	2,928	90,768
Sysmex Corp.	39,279	2,509,574
Tactile Systems Technology, Inc. (A)	1,976	61,157
Teleflex, Inc.	21,782	5,270,591
Terumo Corp.	81,017	3,186,662
The Cooper Companies, Inc.	14,217	3,370,993
Utah Medical Products, Inc.	821	60,385
Varex Imaging Corp. (A)	7,660	259,214
Varian Medical Systems, Inc. (A)	27,090	2,710,625
ViewRay, Inc. (A)	7,093	40,856
West Pharmaceutical Services, Inc.	35,793	3,445,434
William Demant Holding A/S (A)	29,681	784,724
Wright Medical Group NV (A)	21,295	550,902
Zimmer Biomet Holdings, Inc.	59,582	6,976,456
		262,507,335
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)(B)	39,510	1,886,998
Aceto Corp.	6,569	73,770
Addus HomeCare Corp. (A)	1,670	58,951
Aetna, Inc.	97,362	15,481,532
Alfresa Holdings Corp.	46,300	848,231
Almost Family, Inc. (A)	2,681	143,970
Amedisys, Inc. (A)	5,841	326,862
AmerisourceBergen Corp.	47,592	3,938,238
AMN Healthcare Services, Inc. (A)	9,486	433,510
Anthem, Inc.	77,071	14,634,241
BioScrip, Inc. (A)	26,001	71,503
BioTelemetry, Inc. (A)	5,691	187,803
Capital Senior Living Corp. (A)	5,693	71,447
Cardinal Health, Inc.	92,615	6,197,796
Centene Corp. (A)	50,836	4,919,400
Chemed Corp.	3,139	634,235
Cigna Corp.	73,906	13,815,988
Civitas Solutions, Inc. (A)	3,638	67,121
Community Health Systems, Inc. (A)(B)	20,186	155,028
CorVel Corp. (A)	1,901	103,414
Cross Country Healthcare, Inc. (A)	7,449	105,999
DaVita, Inc. (A)	44,896	2,666,373
Diplomat Pharmacy, Inc. (A)	9,845	203,890
Envision Healthcare Corp. (A)	35,926	1,614,874
Express Scripts Holding Company (A)	169,538	10,735,146
Fresenius Medical Care AG &
Company KGaA	53,947	5,274,200
Fresenius SE & Company KGaA	104,128	8,420,822
HCA Healthcare, Inc. (A)	84,683	6,739,920
HealthEquity, Inc. (A)	10,144	513,084
Healthscope, Ltd.	433,905	569,598
HealthSouth Corp.	67,603	3,133,399
Henry Schein, Inc. (A)	46,216	3,789,250
Humana, Inc.	42,414	10,333,323
Kindred Healthcare, Inc.	17,715	120,462
Laboratory Corp. of America
Holdings (A)	29,868	4,509,172
Landauer, Inc.	1,906	128,274
LHC Group, Inc. (A)	3,206	227,370
LifePoint Health, Inc. (A)	19,349	1,120,307
Magellan Health, Inc. (A)	4,822	416,139
McKesson Corp.	61,724	9,481,424
Mediclinic International PLC (B)	90,674	789,803
Medipal Holdings Corp.	42,941	746,288
MEDNAX, Inc. (A)	45,266	1,951,870
Miraca Holdings, Inc.	14,717	685,134
Molina Healthcare, Inc. (A)	30,197	2,076,346
National HealthCare Corp.	2,281	142,722
National Research Corp., Class A	1,958	73,817
Owens & Minor, Inc.	41,780	1,219,976
Patterson Companies, Inc. (B)	24,244	937,031
PetIQ, Inc. (A)	1,603	43,409
PharMerica Corp. (A)	6,055	177,412
Quest Diagnostics, Inc.	39,923	3,738,390
R1 RCM, Inc. (A)	21,346	79,194
RadNet, Inc. (A)	7,856	90,737
Ramsay Health Care, Ltd.	35,497	1,736,839
Ryman Healthcare, Ltd.	102,866	689,153
Select Medical Holdings Corp. (A)	21,922	420,902
Sonic Healthcare, Ltd.	99,272	1,631,319
Surgery Partners, Inc. (A)(B)	4,140	42,849
Suzuken Company, Ltd.	18,548	659,702
Teladoc, Inc. (A)(B)	11,001	364,683
Tenet Healthcare Corp. (A)(B)	55,613	913,722
The Ensign Group, Inc.	9,871	222,986
The Providence Service Corp. (A)	2,412	130,441
Tivity Health, Inc. (A)	7,403	302,042
Triple-S Management Corp., Class B (A)	5,020	118,874
UnitedHealth Group, Inc.	283,787	55,579,684
Universal Health Services, Inc., Class B	25,809	2,863,250
US Physical Therapy, Inc.	2,496	153,379
WellCare Health Plans, Inc. (A)	21,528	3,697,219
		216,432,237
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	124,551	1,772,361
Castlight Health, Inc., B Shares (A)	14,439	62,088
Cerner Corp. (A)	92,474	6,595,246
Computer Programs & Systems, Inc.	2,367	69,945
Cotiviti Holdings, Inc. (A)	7,486	269,346
Evolent Health, Inc., Class A (A)(B)	10,891	193,860
HealthStream, Inc. (A)	5,364	125,357
HMS Holdings Corp. (A)	17,189	341,374
Inovalon Holdings, Inc., Class A (A)(B)	12,904	220,013
M3, Inc.	52,743	1,503,776
Medidata Solutions, Inc. (A)	39,731	3,101,402
Omnicell, Inc. (A)	7,441	379,863
Quality Systems, Inc. (A)	10,752	169,129
Tabula Rasa HealthCare, Inc. (A)	2,108	56,368
Vocera Communications, Inc. (A)	5,704	178,934
		15,039,062
Life sciences tools and services – 0.6%
Accelerate Diagnostics, Inc. (A)(B)	5,501	123,497
Agilent Technologies, Inc.	94,317	6,055,151
Bio-Rad Laboratories, Inc., Class A (A)	9,728	2,161,756

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Bio-Techne Corp.	18,087	$2,186,537
Cambrex Corp. (A)	6,616	363,880
Charles River Laboratories
International, Inc. (A)	22,999	2,484,352
Enzo Biochem, Inc. (A)	8,767	91,790
Eurofins Scientific SE	2,751	1,740,561
Fluidigm Corp. (A)	7,246	36,520
Illumina, Inc. (A)	42,847	8,535,122
INC Research Holdings, Inc.,
Class A (A)	38,254	2,000,684
Lonza Group AG (A)	18,688	4,910,544
Luminex Corp.	8,393	170,630
Medpace Holdings, Inc. (A)	1,550	49,445
Mettler-Toledo International, Inc. (A)	7,535	4,718,116
NanoString Technologies, Inc. (A)	4,543	73,415
NeoGenomics, Inc. (A)	11,769	130,989
Pacific Biosciences of
California, Inc. (A)(B)	21,805	114,476
PAREXEL International Corp. (A)	34,816	3,066,593
PerkinElmer, Inc.	32,193	2,220,351
PRA Health Sciences, Inc. (A)	9,894	753,626
QIAGEN NV (A)	53,752	1,699,099
Quintiles IMS Holdings, Inc. (A)	44,446	4,225,481
Thermo Fisher Scientific, Inc.	117,477	22,226,648
Waters Corp. (A)	23,302	4,183,175
		74,322,438
Pharmaceuticals – 5.3%
Aclaris Therapeutics, Inc. (A)	4,703	121,384
Aerie Pharmaceuticals, Inc. (A)	6,696	325,426
Akcea Therapeutics, Inc. (A)(B)	3,072	85,002
Akorn, Inc. (A)	45,309	1,503,806
Allergan PLC	98,113	20,108,259
Amphastar Pharmaceuticals, Inc. (A)	7,497	133,971
ANI Pharmaceuticals, Inc. (A)	1,682	88,288
Aratana Therapeutics, Inc. (A)	8,873	54,391
Assembly Biosciences, Inc. (A)	2,956	103,224
Astellas Pharma, Inc.	518,647	6,601,097
AstraZeneca PLC	317,409	21,108,147
Bayer AG	207,447	28,337,945
Bristol-Myers Squibb Company	481,339	30,680,548
Catalent, Inc. (A)	86,044	3,434,876
Chelsea Therapeutics
International, Ltd. (A)(D)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	56,234	2,336,868
Clearside Biomedical, Inc. (A)	4,841	42,310
Collegium Pharmaceutical, Inc. (A)(B)	4,846	50,835
Corcept Therapeutics, Inc. (A)	18,650	359,945
Corium International, Inc. (A)	5,403	59,865
Daiichi Sankyo Company, Ltd.	142,386	3,213,181
Depomed, Inc. (A)	12,093	70,018
Dermira, Inc. (A)	7,919	213,813
Durect Corp. (A)	31,255	55,321
Eisai Company, Ltd.	66,968	3,438,997
Eli Lilly & Company	284,387	24,326,464
Endo International PLC (A)	97,215	832,646
GlaxoSmithKline PLC	1,233,614	24,660,695
H Lundbeck A/S	17,132	990,436
Hikma Pharmaceuticals PLC	36,424	591,805
Hisamitsu Pharmaceutical Company, Inc.	15,284	734,502
Horizon Pharma PLC (A)	33,423	423,804
Impax Laboratories, Inc. (A)	15,075	306,023
Innoviva, Inc. (A)	15,621	220,569
Intersect ENT, Inc. (A)	5,276	164,347
Intra-Cellular Therapies, Inc. (A)	7,187	113,411
Ipsen SA	9,381	1,248,173
Johnson & Johnson	787,805	102,422,528
Kala Pharmaceuticals, Inc. (A)	1,811	41,363
Kyowa Hakko Kirin Company, Ltd.	65,959	1,123,871
Lannett Company, Inc. (A)(B)	5,790	106,826
Mallinckrodt PLC (A)	47,005	1,756,577
Merck & Company, Inc.	802,829	51,405,141
Merck KGaA	32,427	3,611,498
Mitsubishi Tanabe Pharma Corp.	55,934	1,284,078
Mylan NV (A)	157,421	4,938,297
MyoKardia, Inc. (A)	3,943	168,958
Nektar Therapeutics (A)	30,212	725,088
Neos Therapeutics, Inc. (A)	5,583	51,084
Novartis AG	557,790	47,844,403
Novo Nordisk A/S, B Shares	467,570	22,480,172
Omeros Corp. (A)(B)	9,197	198,839
Ono Pharmaceutical Company, Ltd.	103,500	2,349,294
Orion OYJ, Class B	25,904	1,202,779
Otsuka Holdings Company, Ltd.	97,993	3,896,355
Pacira Pharmaceuticals, Inc. (A)	8,063	302,766
Paratek Pharmaceuticals, Inc. (A)	4,875	122,363
Perrigo Company PLC	38,899	3,292,800
Pfizer, Inc.	1,751,688	62,535,262
Phibro Animal Health Corp., Class A	3,925	145,421
Prestige Brands Holdings, Inc. (A)	36,324	1,819,469
Reata Pharmaceuticals, Inc., Class A (A)	2,303	71,623
Recordati SpA	25,921	1,196,170
Revance Therapeutics, Inc. (A)	4,744	130,697
Roche Holding AG	176,249	45,052,794
Sanofi	284,340	28,305,088
Santen Pharmaceutical
Company, Ltd. (B)	90,800	1,432,634
SciClone Pharmaceuticals, Inc. (A)	10,857	121,598
Shionogi & Company, Ltd.	74,311	4,062,348
Sucampo Pharmaceuticals, Inc.,
Class A (A)	5,222	61,620
Sumitomo Dainippon Pharma
Company, Ltd. (B)	38,892	506,649
Supernus Pharmaceuticals, Inc. (A)	9,662	386,480
Taisho Pharmaceutical Holdings
Company, Ltd.	8,116	616,687
Takeda Pharmaceutical Company, Ltd.	178,516	9,871,203
Taro Pharmaceutical Industries, Ltd. (A)	3,200	360,608
Teligent, Inc. (A)(B)	9,319	62,530
Tetraphase Pharmaceuticals, Inc. (A)	11,211	76,683
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	229,008	4,030,541
The Medicines Company (A)	14,111	522,671
TherapeuticsMD, Inc. (A)(B)	32,274	170,729
Theravance Biopharma, Inc. (A)(B)	8,635	295,662
UCB SA	31,727	2,261,127
Vifor Pharma AG	12,191	1,437,886
WaVe Life Sciences, Ltd. (A)	2,550	55,463
Zoetis, Inc.	144,047	9,184,437
Zogenix, Inc. (A)	5,559	194,843
		601,435,931
		1,432,320,404
Industrials – 11.9%
Aerospace and defense – 2.0%
AAR Corp.	6,437	243,190
Aerojet Rocketdyne Holdings, Inc. (A)	14,075	492,766
Aerovironment, Inc. (A)	4,298	232,608
Airbus SE	145,849	13,884,114
Arconic, Inc.	113,965	2,835,449
Astronics Corp. (A)	4,459	132,655

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Axon Enterprise, Inc. (A)(B)	10,684	$242,206
BAE Systems PLC	797,055	6,750,057
Cobham PLC	592,491	1,157,247
Cubic Corp.	5,132	261,732
Curtiss-Wright Corp.	30,180	3,155,017
Dassault Aviation SA	612	990,282
DigitalGlobe, Inc. (A)	12,537	441,929
Ducommun, Inc. (A)	2,313	74,132
Elbit Systems, Ltd.	6,003	882,569
Engility Holdings, Inc. (A)	3,733	129,460
Esterline Technologies Corp. (A)	18,064	1,628,470
General Dynamics Corp.	81,786	16,813,566
Huntington Ingalls Industries, Inc.	21,961	4,972,849
KLX, Inc. (A)	35,315	1,869,223
Kratos Defense & Security
Solutions, Inc. (A)	14,790	193,453
L3 Technologies, Inc.	22,984	4,330,875
Leonardo SpA	101,515	1,903,419
Lockheed Martin Corp.	73,471	22,797,317
Meggitt PLC	193,831	1,353,854
Mercury Systems, Inc. (A)	9,477	491,667
Moog, Inc., Class A (A)	6,419	535,537
National Presto Industries, Inc.	973	103,576
Northrop Grumman Corp.	51,137	14,713,138
Orbital ATK, Inc.	27,863	3,710,237
Raytheon Company	85,226	15,901,467
Rockwell Collins, Inc.	47,614	6,223,626
Rolls-Royce Holdings PLC (A)	415,178	4,938,239
Safran SA	78,477	8,019,495
Singapore Technologies
Engineering, Ltd.	391,352	994,640
Sparton Corp. (A)	2,220	51,526
Teledyne Technologies, Inc. (A)	17,090	2,720,386
Textron, Inc.	77,762	4,189,817
Thales SA	26,571	3,009,177
The Boeing Company	163,082	41,457,075
The KeyW Holding Corp. (A)	10,780	82,036
TransDigm Group, Inc.	14,172	3,623,072
Triumph Group, Inc.	9,979	296,875
United Technologies Corp.	218,123	25,319,718
Vectrus, Inc. (A)	2,394	73,831
Wesco Aircraft Holdings, Inc. (A)	11,969	112,509
Zodiac Aerospace	51,011	1,474,798
		225,810,881
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	12,054	293,394
Atlas Air Worldwide Holdings, Inc. (A)	4,745	312,221
Bollore SA (B)	214,894	1,074,599
C.H. Robinson Worldwide, Inc.	40,870	3,110,207
Deutsche Post AG	243,409	10,849,781
Echo Global Logistics, Inc. (A)	5,680	107,068
Expeditors International of
Washington, Inc.	53,072	3,176,890
FedEx Corp.	72,461	16,345,752
Forward Air Corp.	6,110	349,675
Hub Group, Inc., Class A (A)	6,729	289,011
Radiant Logistics, Inc. (A)	8,409	44,652
Royal Mail PLC	224,771	1,157,365
United Parcel Service, Inc., Class B	202,211	24,283,519
Yamato Holdings Company, Ltd. (B)	87,793	1,773,409
		63,167,543
Airlines – 0.4%
Alaska Air Group, Inc.	36,332	2,771,042
Allegiant Travel Company	2,529	333,069
American Airlines Group, Inc.	127,168	6,039,208
ANA Holdings, Inc.	29,450	1,115,517
Delta Air Lines, Inc.	195,515	9,427,733
Deutsche Lufthansa AG	58,280	1,620,701
easyJet PLC	40,559	661,868
Hawaiian Holdings, Inc. (A)	10,713	402,273
International Consolidated Airlines
Group SA	159,214	1,268,863
Japan Airlines Company, Ltd.	28,840	976,272
JetBlue Airways Corp. (A)	159,092	2,947,975
Qantas Airways, Ltd.	113,444	519,610
Ryanair Holdings PLC, ADR (A)	7,255	764,822
Singapore Airlines, Ltd.	137,027	1,016,075
SkyWest, Inc.	10,346	454,189
Southwest Airlines Company	161,596	9,046,144
United Continental Holdings, Inc. (A)	75,904	4,621,036
		43,986,397
Building products – 0.5%
AAON, Inc.	8,443	291,072
Advanced Drainage Systems, Inc.	7,294	147,704
Allegion PLC	27,641	2,390,117
American Woodmark Corp. (A)	2,863	275,564
AO Smith Corp.	42,561	2,529,400
Apogee Enterprises, Inc.	5,829	281,308
Armstrong Flooring, Inc. (A)	5,186	81,680
Asahi Glass Company, Ltd.	49,776	1,848,832
Assa Abloy AB, B Shares	251,444	5,756,907
Builders FirstSource, Inc. (A)	19,878	357,605
Caesarstone, Ltd. (A)	4,700	140,060
Cie de Saint-Gobain	125,396	7,471,098
Continental Building Products, Inc. (A)	8,023	208,598
CSW Industrials, Inc. (A)	3,009	133,449
Daikin Industries, Ltd.	62,497	6,329,225
Fortune Brands Home & Security, Inc.	45,300	3,045,519
Geberit AG	9,298	4,401,819
Gibraltar Industries, Inc. (A)	6,582	205,029
Griffon Corp.	5,970	132,534
Insteel Industries, Inc.	3,898	101,777
JELD-WEN Holding, Inc. (A)	11,044	392,283
Johnson Controls International PLC	273,641	11,024,996
Lennox International, Inc.	18,363	3,286,426
LIXIL Group Corp.	66,750	1,772,618
Masco Corp.	92,918	3,624,731
Masonite International Corp. (A)	6,058	419,214
NCI Building Systems, Inc. (A)	8,250	128,700
Patrick Industries, Inc. (A)	3,316	278,876
PGT Innovations, Inc. (A)	10,034	150,008
Ply Gem Holdings, Inc. (A)	4,643	79,163
Quanex Building Products Corp.	7,128	163,588
Simpson Manufacturing Company, Inc.	8,233	403,746
TOTO, Ltd.	35,600	1,500,344
Trex Company, Inc. (A)	6,003	540,690
Universal Forest Products, Inc.	4,085	400,984
		60,295,664
Commercial services and supplies – 0.6%
ABM Industries, Inc.	11,168	465,817
ACCO Brands Corp. (A)	22,081	262,764
Advanced Disposal Services, Inc. (A)	8,843	222,755
Babcock International Group PLC	63,353	702,680
Brady Corp., Class A	9,382	356,047
Brambles, Ltd.	398,602	2,821,320
Casella Waste Systems, Inc., Class A (A)	8,085	151,998
CECO Environmental Corp.	6,844	57,900
Cintas Corp.	24,938	3,598,055

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Clean Harbors, Inc. (A)	25,134	$1,425,098
Copart, Inc. (A)	96,910	3,330,797
Covanta Holding Corp. (B)	23,550	349,718
Dai Nippon Printing Company, Ltd.	64,873	1,555,744
Deluxe Corp.	33,092	2,414,392
Edenred	55,662	1,513,159
Ennis, Inc.	5,353	105,186
Essendant, Inc.	8,343	109,877
G4S PLC	389,273	1,452,327
Healthcare Services Group, Inc.	14,393	776,790
Heritage-Crystal Clean, Inc. (A)	3,126	67,991
Herman Miller, Inc.	40,853	1,466,623
HNI Corp.	30,252	1,254,550
Hudson Technologies, Inc. (A)	8,175	63,847
InnerWorkings, Inc. (A)	9,813	110,396
Interface, Inc.	12,746	279,137
ISS A/S	41,973	1,692,192
Kimball International, Inc., Class B	7,635	150,944
Knoll, Inc.	9,809	196,180
LSC Communications, Inc.	7,078	116,858
Matthews International Corp., Class A	6,355	395,599
McGrath RentCorp	4,785	209,344
Mobile Mini, Inc.	9,073	312,565
MSA Safety, Inc.	23,191	1,843,916
Multi-Color Corp.	2,766	226,674
Park24 Company, Ltd.	28,300	689,183
Pitney Bowes, Inc.	90,039	1,261,446
Quad/Graphics, Inc.	6,524	147,508
Republic Services, Inc.	67,212	4,440,025
Rollins, Inc.	46,309	2,136,697
RR Donnelley & Sons Company	14,671	151,111
Secom Company, Ltd.	52,655	3,834,574
Securitas AB, B Shares	78,411	1,314,705
Societe BIC SA	7,108	852,039
Sohgo Security Services
Company, Ltd. (B)	17,700	812,484
SP Plus Corp. (A)	3,525	139,238
Steelcase, Inc., Class A	17,245	265,573
Stericycle, Inc. (A)	25,007	1,791,001
Team, Inc. (A)(B)	6,180	82,503
Tetra Tech, Inc.	11,559	538,071
The Brink’s Company	33,694	2,838,720
Toppan Printing Company, Ltd.	131,525	1,304,762
UniFirst Corp.	3,049	461,924
US Ecology, Inc.	4,464	240,163
Viad Corp.	4,049	246,584
VSE Corp.	1,865	106,044
Waste Management, Inc.	118,869	9,303,877
West Corp.	8,726	204,799
		63,222,271
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	60,021	2,226,636
AECOM (A)	75,803	2,790,308
Aegion Corp. (A)	6,886	160,306
Ameresco, Inc., Class A (A)	4,878	38,048
Argan, Inc.	2,909	195,630
Boskalis Westminster	23,002	804,016
Bouygues SA	53,440	2,536,843
Chicago Bridge & Iron Company
NV (B)	20,707	347,878
CIMIC Group, Ltd.	24,518	852,042
Comfort Systems USA, Inc.	7,391	263,859
Dycom Industries, Inc. (A)	21,094	1,811,553
Eiffage SA	18,440	1,909,710
EMCOR Group, Inc.	40,366	2,800,593
Ferrovial SA	121,451	2,676,030
Fluor Corp.	41,029	1,727,321
Granite Construction, Inc.	27,241	1,578,616
Great Lakes Dredge & Dock Corp. (A)	13,624	66,076
HC2 Holdings, Inc. (A)	9,168	48,407
HOCHTIEF AG	4,913	829,820
Jacobs Engineering Group, Inc.	35,076	2,043,879
JGC Corp.	51,106	827,637
Kajima Corp.	225,770	2,244,022
KBR, Inc.	96,097	1,718,214
Layne Christensen Company (A)	4,287	53,802
MasTec, Inc. (A)	13,477	625,333
MYR Group, Inc. (A)	3,389	98,755
Northwest Pipe Company (A)	2,432	46,257
NV5 Global, Inc. (A)	1,683	91,976
Obayashi Corp.	163,015	1,955,274
Orion Group Holdings, Inc. (A)	6,590	43,230
Primoris Services Corp.	8,047	236,743
Quanta Services, Inc. (A)	43,828	1,637,852
Shimizu Corp.	138,629	1,537,309
Skanska AB, B Shares	85,335	1,978,845
Sterling Construction Company, Inc. (A)	5,571	84,846
Taisei Corp.	51,774	2,715,104
Tutor Perini Corp. (A)	7,733	219,617
Valmont Industries, Inc.	10,956	1,732,144
Vinci SA	126,322	12,002,245
		55,556,776
Electrical equipment – 0.9%
ABB, Ltd.	500,127	12,367,130
Acuity Brands, Inc.	12,359	2,116,850
Allied Motion Technologies, Inc.	1,675	42,445
AMETEK, Inc.	68,195	4,503,598
Atkore International Group, Inc. (A)	6,883	134,287
AZZ, Inc.	5,296	257,915
Eaton Corp. PLC	130,608	10,029,388
Emerson Electric Company	188,027	11,815,617
Encore Wire Corp.	4,264	190,921
Energous Corp. (A)(B)	4,384	55,501
EnerSys	29,828	2,063,203
Fuji Electric Company, Ltd.	141,202	783,484
Generac Holdings, Inc. (A)	12,433	571,048
General Cable Corp.	10,250	193,213
Hubbell, Inc.	26,455	3,069,309
Legrand SA	66,590	4,805,803
LSI Industries, Inc.	6,296	41,617
Mabuchi Motor Company, Ltd.	12,300	616,222
Mitsubishi Electric Corp.	484,897	7,585,413
Nidec Corp.	59,793	7,350,406
OSRAM Licht AG	21,017	1,678,615
Plug Power, Inc. (A)	46,232	120,666
Powell Industries, Inc.	2,154	64,598
Preformed Line Products Company	782	52,629
Prysmian SpA	51,589	1,743,054
Regal Beloit Corp.	21,533	1,701,107
Rockwell Automation, Inc.	37,697	6,717,982
Schneider Electric SE (A)	141,219	12,297,495
Siemens Gamesa Renewable Energy SA	58,831	768,662
Sunrun, Inc. (A)	17,873	99,195
Thermon Group Holdings, Inc. (A)	7,006	126,038
TPI Composites, Inc. (A)	2,302	51,427
Vestas Wind Systems A/S	54,057	4,858,953
Vicor Corp. (A)	3,663	86,447
		98,960,238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates – 1.7%
3M Company	175,164	$36,766,924
Carlisle Companies, Inc.	30,561	3,064,963
CK Hutchison Holdings, Ltd.	677,238	8,674,257
DCC PLC	22,289	2,164,295
General Electric Company	2,541,253	61,447,498
Honeywell International, Inc.	223,804	31,721,979
Hopewell Holdings, Ltd.	615	2,398
Jardine Matheson Holdings, Ltd.	54,400	3,450,265
Jardine Strategic Holdings, Ltd.	55,600	2,404,749
Keihan Holdings Company, Ltd. (B)	24,600	720,504
Keppel Corp., Ltd.	364,645	1,750,679
NWS Holdings, Ltd.	383,599	749,811
Raven Industries, Inc.	7,442	241,121
Roper Technologies, Inc.	29,954	7,290,804
Seibu Holdings, Inc.	46,300	790,850
Sembcorp Industries, Ltd.	250,122	547,588
Siemens AG	191,904	27,079,448
Smiths Group PLC	99,256	2,099,221
Toshiba Corp. (A)(B)	1,010,280	2,832,978
		193,800,332
Machinery – 2.3%
Actuant Corp., Class A	12,151	311,066
AGCO Corp.	31,873	2,351,271
Alamo Group, Inc.	1,868	200,567
Albany International Corp., Class A	5,863	336,536
Alfa Laval AB	73,679	1,802,177
Alstom SA	38,516	1,636,472
Altra Industrial Motion Corp.	5,787	278,355
Amada Company, Ltd.	85,452	938,206
American Railcar Industries, Inc.	1,619	62,493
ANDRITZ AG	18,197	1,051,679
Astec Industries, Inc.	4,329	242,467
Atlas Copco AB, A Shares	168,490	7,147,739
Atlas Copco AB, B Shares	97,857	3,801,521
Barnes Group, Inc.	10,058	708,486
Briggs & Stratton Corp.	8,473	199,116
Caterpillar, Inc.	173,482	21,634,940
Chart Industries, Inc. (A)	6,298	247,071
CIRCOR International, Inc.	3,410	185,606
CNH Industrial NV	256,159	3,075,274
Columbus McKinnon Corp.	4,492	170,112
Commercial Vehicle Group, Inc. (A)	5,988	44,012
Crane Company	24,525	1,961,755
Cummins, Inc.	46,286	7,777,437
Deere & Company	93,926	11,796,166
DMC Global, Inc.	3,185	53,827
Donaldson Company, Inc.	63,399	2,912,550
Douglas Dynamics, Inc.	4,514	177,852
Dover Corp.	45,380	4,147,278
Energy Recovery, Inc. (A)(B)	8,249	65,167
EnPro Industries, Inc.	4,287	345,232
ESCO Technologies, Inc.	5,134	307,783
FANUC Corp.	48,618	9,857,471
Federal Signal Corp.	12,068	256,807
Flowserve Corp.	38,091	1,622,296
Fortive Corp.	89,213	6,315,388
Franklin Electric Company, Inc.	9,424	422,666
FreightCar America, Inc.	2,841	55,570
GEA Group AG	45,889	2,089,028
Gencor Industries, Inc. (A)	2,182	38,512
Global Brass & Copper Holdings, Inc.	4,447	150,309
Graco, Inc.	27,080	3,349,525
Graham Corp.	2,405	50,096
Hardinge, Inc.	2,834	43,275
Harsco Corp. (A)	16,505	344,955
Hillenbrand, Inc.	12,656	491,686
Hino Motors, Ltd.	65,242	798,368
Hitachi Construction Machinery
Company, Ltd.	26,852	795,778
Hoshizaki Corp.	13,500	1,185,883
Hurco Companies, Inc.	1,410	58,656
Hyster-Yale Materials Handling, Inc.	2,076	158,689
IDEX Corp.	36,961	4,489,653
IHI Corp.	38,577	1,344,725
Illinois Tool Works, Inc.	90,995	13,463,620
IMI PLC	67,440	1,123,689
Ingersoll-Rand PLC	74,570	6,649,407
ITT, Inc.	42,562	1,884,220
John Bean Technologies Corp.	6,310	637,941
JTEKT Corp.	54,993	761,251
Kadant, Inc.	2,186	215,430
Kawasaki Heavy Industries, Ltd.	37,420	1,240,748
Kennametal, Inc.	55,281	2,230,036
KION Group AG	17,752	1,700,557
Komatsu, Ltd.	231,676	6,560,371
Kone OYJ, Class B	84,677	4,488,667
Kubota Corp.	264,652	4,814,197
Kurita Water Industries, Ltd.	25,227	729,064
LB Foster Company, Class A (A)	1,930	43,908
Lincoln Electric Holdings, Inc.	29,960	2,746,733
Lindsay Corp. (B)	2,070	190,233
Lydall, Inc. (A)	3,422	196,081
Makita Corp.	56,252	2,270,371
MAN SE	8,972	1,012,798
Meritor, Inc. (A)	16,987	441,832
Metso OYJ	28,775	1,056,060
Milacron Holdings Corp. (A)	11,101	187,163
Miller Industries, Inc.	2,580	72,111
MINEBEA MITSUMI, Inc.	96,200	1,506,706
Mitsubishi Heavy Industries, Ltd.	80,464	3,181,484
Mueller Industries, Inc.	11,657	407,412
Mueller Water Products, Inc., Class A	31,182	399,130
Nabtesco Corp.	27,789	1,033,939
Navistar International Corp. (A)	10,191	449,117
NGK Insulators, Ltd.	65,761	1,232,122
NN, Inc.	5,579	161,791
Nordson Corp.	24,555	2,909,768
NSK, Ltd. (B)	96,198	1,298,777
Omega Flex, Inc.	640	45,978
Oshkosh Corp.	36,214	2,989,104
PACCAR, Inc.	103,114	7,459,267
Parker-Hannifin Corp.	39,063	6,836,806
Park-Ohio Holdings Corp.	1,933	88,145
Pentair PLC	48,361	3,286,614
Proto Labs, Inc. (A)(B)	5,010	402,303
RBC Bearings, Inc. (A)(B)	4,666	583,950
REV Group, Inc.	2,810	80,816
Rexnord Corp. (A)	21,058	535,084
Sandvik AB	283,224	4,891,474
Schindler Holding AG	4,973	1,070,988
Schindler Holding AG (Swiss
Stock Exchange)	10,295	2,275,155
SKF AB, B Shares	94,622	2,065,838
SMC Corp.	14,347	5,069,672
Snap-on, Inc.	16,945	2,524,974
Spartan Motors, Inc.	7,786	86,035
SPX Corp. (A)	8,681	254,701
SPX FLOW, Inc. (A)	8,507	328,030
Standex International Corp.	2,524	268,049
Stanley Black & Decker, Inc.	44,877	6,775,081

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	29,025	$1,165,044
Sun Hydraulics Corp.	4,819	260,226
Tennant Company	3,615	239,313
Terex Corp.	41,066	1,848,791
The Eastern Company	1,384	39,721
The Gorman-Rupp Company	3,637	118,457
The Greenbrier Companies, Inc. (B)	5,502	264,921
The Manitowoc Company, Inc. (A)	26,408	237,672
The Timken Company	33,133	1,608,607
The Toro Company	52,178	3,238,167
The Weir Group PLC	54,646	1,438,364
THK Company, Ltd.	30,752	1,048,910
Titan International, Inc.	10,474	106,311
TriMas Corp. (A)	9,307	251,289
Trinity Industries, Inc.	73,189	2,334,729
Twin Disc, Inc. (A)	2,184	40,644
Volvo AB, B Shares	389,848	7,527,200
Wabash National Corp. (B)	11,866	270,782
Wabtec Corp. (B)	41,312	3,129,384
Wartsila OYJ ABP	37,125	2,629,165
Watts Water Technologies, Inc., Class A	5,551	384,129
Woodward, Inc.	37,424	2,904,477
Xylem, Inc.	53,266	3,336,050
Yangzijiang Shipbuilding Holdings, Ltd.	589,915	623,562
		260,150,262
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	940	1,730,505
A.P. Moller - Maersk A/S, Series B	1,645	3,132,183
Costamare, Inc. (B)	11,088	68,524
Eagle Bulk Shipping, Inc. (A)	9,838	44,566
Kirby Corp. (A)	26,071	1,719,382
Kuehne + Nagel International AG	13,562	2,513,048
Matson, Inc.	8,918	251,309
Mitsui OSK Lines, Ltd.	29,104	883,126
Nippon Yusen KK (A)(B)	40,726	847,488
Scorpio Bulkers, Inc. (A)	12,777	90,078
		11,280,209
Professional services – 0.6%
Acacia Research Corp. (A)	11,715	53,303
Adecco Group AG	40,810	3,179,283
Barrett Business Services, Inc.	1,519	85,869
Bureau Veritas SA	66,529	1,716,938
Capita PLC	167,367	1,266,321
CBIZ, Inc. (A)	10,361	168,366
CRA International, Inc.	1,905	78,200
Equifax, Inc.	35,590	3,772,184
Experian PLC	236,640	4,753,305
Exponent, Inc.	5,197	384,058
Franklin Covey Company (A)	2,386	48,436
FTI Consulting, Inc. (A)	7,940	281,711
GP Strategies Corp. (A)	2,730	84,221
Heidrick & Struggles International, Inc.	3,952	83,585
Huron Consulting Group, Inc. (A)	4,648	159,426
ICF International, Inc. (A)	3,650	196,918
IHS Markit, Ltd. (A)	106,563	4,697,297
Insperity, Inc.	3,670	322,960
Intertek Group PLC	40,495	2,706,808
Kelly Services, Inc., Class A	6,189	155,282
Kforce, Inc.	4,872	98,414
Korn/Ferry International	10,378	409,205
ManpowerGroup, Inc.	32,277	3,802,876
Mistras Group, Inc. (A)	3,836	78,638
Navigant Consulting, Inc. (A)	9,605	162,517
Nielsen Holdings PLC	97,856	4,056,131
On Assignment, Inc. (A)	10,304	553,119
Randstad Holding NV	29,889	1,847,251
Recruit Holdings Company, Ltd.	276,600	5,989,349
RELX NV	242,334	5,155,289
RELX PLC	269,112	5,906,012
Resources Connection, Inc.	6,410	89,099
Robert Half International, Inc.	36,875	1,856,288
RPX Corp. (A)	9,294	123,424
SEEK, Ltd.	82,048	1,071,311
SGS SA	1,375	3,301,753
The Advisory Board Company (A)	8,220	440,798
The Dun & Bradstreet Corp.	17,884	2,081,876
TriNet Group, Inc. (A)	8,507	286,005
TrueBlue, Inc. (A)	8,535	191,611
Verisk Analytics, Inc. (A)	45,417	3,778,240
WageWorks, Inc. (A)	8,054	488,878
Willdan Group, Inc. (A)	1,645	53,397
Wolters Kluwer NV	75,744	3,500,512
		69,516,464
Road and rail – 1.0%
ArcBest Corp.	5,372	179,693
Aurizon Holdings, Ltd.	514,909	1,984,247
Avis Budget Group, Inc. (A)	50,416	1,918,833
Central Japan Railway Company	36,176	6,348,512
ComfortDelGro Corp., Ltd.	540,418	830,435
Covenant Transportation Group, Inc.,
Class A (A)	2,742	79,463
CSX Corp.	268,088	14,546,455
Daseke, Inc. (A)	4,944	64,519
DSV A/S	47,708	3,614,167
East Japan Railway Company	83,040	7,665,283
Genesee & Wyoming, Inc., Class A (A)	29,813	2,206,460
Hankyu Hanshin Holdings, Inc.	60,600	2,300,743
Heartland Express, Inc.	9,617	241,194
Hertz Global Holdings, Inc. (A)	11,265	251,885
J.B. Hunt Transport Services, Inc.	25,187	2,797,772
Kansas City Southern	30,793	3,346,583
Keikyu Corp.	58,780	1,192,032
Keio Corp. (B)	28,815	1,187,707
Keisei Electric Railway Company, Ltd.	34,594	957,124
Kintetsu Group Holdings Company, Ltd.	45,475	1,691,734
Knight-Swift Transportation
Holdings, Inc. (A)	86,992	3,614,518
Kyushu Railway Company (B)	40,000	1,189,917
Landstar System, Inc.	20,319	2,024,788
Marten Transport, Ltd.	8,436	173,360
MTR Corp., Ltd.	370,315	2,168,273
Nagoya Railroad Company, Ltd. (B)	46,800	1,007,775
Nippon Express Company, Ltd.	20,047	1,306,898
Norfolk Southern Corp.	84,603	11,187,901
Odakyu Electric Railway
Company, Ltd. (B)	73,979	1,403,756
Old Dominion Freight Line, Inc.	33,063	3,640,567
Roadrunner Transportation
Systems, Inc. (A)	6,939	66,129
Ryder System, Inc.	25,630	2,167,017
Saia, Inc. (A)	5,175	324,214
Schneider National, Inc., Class B	6,637	167,916
Tobu Railway Company, Ltd.	48,273	1,326,357
Tokyu Corp.	133,308	1,888,009
Union Pacific Corp.	234,967	27,249,123
Universal Logistics Holdings, Inc.	2,178	44,540
Werner Enterprises, Inc.	31,317	1,144,636
West Japan Railway Company	41,325	2,873,016

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
YRC Worldwide, Inc. (A)	6,882	$94,972
		118,468,523
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	36,181	1,849,211
Aircastle, Ltd.	9,505	211,866
Applied Industrial Technologies, Inc.	7,733	508,831
Ashtead Group PLC	125,255	3,021,651
Beacon Roofing Supply, Inc. (A)	13,551	694,489
BMC Stock Holdings, Inc. (A)	13,404	286,175
Brenntag AG	38,765	2,160,987
Bunzl PLC	84,223	2,558,634
CAI International, Inc. (A)	3,174	96,236
DXP Enterprises, Inc. (A)	3,377	106,342
Fastenal Company	84,221	3,838,793
Foundation Building Materials, Inc. (A)	3,193	45,149
GATX Corp. (B)	26,418	1,626,292
GMS, Inc. (A)	5,603	198,346
H&E Equipment Services, Inc.	6,548	191,202
Herc Holdings, Inc. (A)	4,988	245,060
Huttig Building Products, Inc. (A)	5,838	41,216
ITOCHU Corp.	375,404	6,150,910
Kaman Corp.	5,372	299,650
Marubeni Corp.	414,159	2,831,273
MISUMI Group, Inc.	69,000	1,818,636
Mitsubishi Corp.	378,906	8,815,562
Mitsui & Company, Ltd.	428,103	6,332,033
MRC Global, Inc. (A)	18,403	321,868
MSC Industrial Direct Company, Inc.,
Class A	21,767	1,644,932
Neff Corp., Class A (A)	1,743	43,575
Nexeo Solutions, Inc. (A)	6,099	44,523
NOW, Inc. (A)	74,097	1,023,280
Rexel SA	75,672	1,309,098
Rush Enterprises, Inc., Class A (A)	5,654	261,724
Rush Enterprises, Inc., Class B (A)	1,512	65,953
SiteOne Landscape Supply, Inc. (A)(B)	6,859	398,508
Sojitz Corp.	1,051	2,908
Sumitomo Corp.	298,038	4,290,970
Textainer Group Holdings, Ltd. (A)(B)	5,604	96,109
Titan Machinery, Inc. (A)	4,112	63,859
Toyota Tsusho Corp.	53,282	1,751,144
Travis Perkins PLC	62,731	1,217,638
Triton International, Ltd. (A)	8,883	295,626
United Rentals, Inc. (A)	24,725	3,430,347
Veritiv Corp. (A)	2,520	81,900
W.W. Grainger, Inc. (B)	15,435	2,774,441
Watsco, Inc.	14,675	2,363,702
Wolseley PLC	63,462	4,163,690
		69,574,339
Transportation infrastructure – 0.2%
Abertis Infraestructuras SA	173,897	3,515,669
Aena SME SA (C)	16,936	3,060,796
Aeroports de Paris	7,377	1,192,529
Atlantia SpA	113,889	3,598,626
Auckland International Airport, Ltd.	236,412	1,100,691
Fraport AG Frankfurt Airport
Services Worldwide	10,475	995,615
Groupe Eurotunnel SE	117,311	1,414,474
Hutchison Port Holdings Trust	1,330,136	573,302
Japan Airport Terminal Company, Ltd.	11,500	409,742
Kamigumi Company, Ltd.	29,706	688,218
SATS, Ltd.	171,500	583,688
Sydney Airport	276,647	1,544,943
Transurban Group	514,896	4,808,251
		23,486,544
		1,357,276,443
Information technology – 16.7%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)(B)	3,798	178,886
ADTRAN, Inc.	9,832	235,968
Applied Optoelectronics, Inc. (A)(B)	3,753	242,707
ARRIS International PLC (A)	85,365	2,432,049
Brocade Communications Systems, Inc.	200,110	2,391,315
CalAmp Corp. (A)	7,098	165,029
Calix, Inc. (A)	10,366	52,348
Ciena Corp. (A)	97,049	2,132,167
Cisco Systems, Inc.	1,467,720	49,359,424
Comtech Telecommunications Corp.	4,758	97,682
Digi International, Inc. (A)	6,152	65,211
EMCORE Corp. (A)	6,357	52,127
Extreme Networks, Inc. (A)	22,320	265,385
F5 Networks, Inc. (A)	18,440	2,223,126
Finisar Corp. (A)	23,122	512,615
Harmonic, Inc. (A)	17,566	53,576
Harris Corp.	35,149	4,628,420
Infinera Corp. (A)(B)	30,011	266,198
InterDigital, Inc.	23,742	1,750,973
Juniper Networks, Inc.	112,264	3,124,307
KVH Industries, Inc. (A)	3,922	46,868
Lumentum Holdings, Inc. (A)(B)	12,369	672,255
Motorola Solutions, Inc.	47,676	4,046,262
NETGEAR, Inc. (A)	6,613	314,779
NetScout Systems, Inc. (A)	60,908	1,970,374
Nokia OYJ	1,464,118	8,797,157
Oclaro, Inc. (A)(B)	33,815	291,823
Plantronics, Inc.	23,106	1,021,747
Quantenna Communications, Inc. (A)	4,593	77,208
Sonus Networks, Inc. (A)	10,643	81,419
Telefonaktiebolaget LM Ericsson,
B Shares	770,058	4,439,451
Ubiquiti Networks, Inc. (A)(B)	4,679	262,118
ViaSat, Inc. (A)(B)	36,894	2,373,022
Viavi Solutions, Inc. (A)	46,612	440,950
		95,064,946
Electronic equipment, instruments and components – 1.1%
Alps Electric Company, Ltd. (B)	49,600	1,310,864
Amphenol Corp., Class A	89,709	7,592,970
Anixter International, Inc. (A)	5,876	499,460
Arrow Electronics, Inc. (A)	42,684	3,432,220
Avnet, Inc.	59,530	2,339,529
AVX Corp.	9,132	166,476
Badger Meter, Inc.	5,604	274,596
Bel Fuse, Inc., Class B	2,298	71,698
Belden, Inc.	29,019	2,336,900
Benchmark Electronics, Inc. (A)	9,966	340,339
Cognex Corp.	41,902	4,620,953
Coherent, Inc. (A)	11,919	2,802,991
Control4 Corp. (A)	4,965	146,269
Corning, Inc.	265,206	7,934,964
CTS Corp.	6,575	158,458
Daktronics, Inc.	7,860	83,080
Electro Scientific Industries, Inc. (A)	7,129	99,236
ePlus, Inc. (A)	2,674	247,211
Fabrinet (A)	7,336	271,872
FARO Technologies, Inc. (A)	3,472	132,804
Fitbit, Inc., Class A (A)(B)	36,313	252,738
FLIR Systems, Inc.	39,859	1,550,914

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Hamamatsu Photonics KK	35,200	$1,064,850
Hexagon AB, B Shares	64,861	3,217,626
Hirose Electric Company, Ltd.	8,000	1,126,465
Hitachi High-Technologies Corp.	16,984	616,838
Hitachi, Ltd.	1,212,972	8,552,486
II-VI, Inc. (A)	12,260	504,499
Ingenico Group SA	14,663	1,390,105
Insight Enterprises, Inc. (A)	7,276	334,114
IPG Photonics Corp. (A)	18,219	3,371,608
Iteris, Inc. (A)	6,102	40,578
Itron, Inc. (A)	6,893	533,863
Jabil, Inc.	86,679	2,474,685
KEMET Corp. (A)	9,597	202,785
Keyence Corp.	24,400	12,977,571
Keysight Technologies, Inc. (A)	89,643	3,734,527
Kimball Electronics, Inc. (A)	5,558	120,331
Knowles Corp. (A)	60,971	931,027
Kyocera Corp.	80,563	5,000,208
Littelfuse, Inc.	15,522	3,040,449
Mesa Laboratories, Inc.	682	101,836
Methode Electronics, Inc.	7,232	306,275
MicroVision, Inc. (A)(B)	18,700	51,986
MTS Systems Corp.	3,432	183,440
Murata Manufacturing Company, Ltd.	48,013	7,068,391
National Instruments Corp.	51,744	2,182,044
Nippon Electric Glass Company, Ltd.	21,224	822,727
Novanta, Inc. (A)	6,491	283,008
Omron Corp.	48,318	2,463,850
OSI Systems, Inc. (A)	3,515	321,166
Park Electrochemical Corp.	4,157	76,905
PC Connection, Inc.	2,427	68,417
Plexus Corp. (A)	6,768	379,549
Rogers Corp. (A)	3,640	485,139
Sanmina Corp. (A)	15,099	560,928
ScanSource, Inc. (A)	5,050	220,433
Shimadzu Corp.	62,792	1,238,489
SYNNEX Corp.	19,970	2,526,405
Systemax, Inc.	2,323	61,397
TDK Corp.	32,521	2,209,904
TE Connectivity, Ltd.	103,794	8,621,130
Tech Data Corp. (A)	23,804	2,114,985
Trimble, Inc. (A)	122,427	4,805,260
TTM Technologies, Inc. (A)	18,935	291,031
VeriFone Systems, Inc. (A)	76,896	1,559,451
Vishay Intertechnology, Inc. (B)	91,674	1,723,471
Vishay Precision Group, Inc. (A)	2,339	57,072
Yaskawa Electric Corp.	63,610	2,018,960
Yokogawa Electric Corp.	56,592	964,366
Zebra Technologies Corp., Class A (A)	25,686	2,788,986
		132,458,158
Internet software and services – 2.9%
2U, Inc. (A)(B)	8,859	496,458
Actua Corp. (A)	6,706	102,602
Akamai Technologies, Inc. (A)	50,552	2,462,893
Alarm.com Holdings, Inc. (A)	4,141	187,090
Alphabet, Inc., Class A (A)	87,490	85,190,763
Alphabet, Inc., Class C (A)	88,590	84,967,555
Alteryx, Inc., Class A (A)	2,065	42,064
Angie’s List, Inc. (A)	8,642	107,679
Appfolio, Inc., Class A (A)	1,639	78,590
Apptio, Inc., Class A (A)	4,682	86,477
Auto Trader Group PLC (C)	244,590	1,286,786
Bankrate, Inc. (A)	9,576	133,585
Bazaarvoice, Inc. (A)	17,713	87,679
Benefitfocus, Inc. (A)(B)	3,387	113,973
Blucora, Inc. (A)	8,680	219,604
Box, Inc., Class A (A)	16,538	319,514
Brightcove, Inc. (A)	7,754	55,829
Carbonite, Inc. (A)	5,205	114,510
Care.com, Inc. (A)	2,833	45,016
Cars.com, Inc. (A)(B)	49,167	1,308,334
ChannelAdvisor Corp. (A)	5,535	63,653
Cimpress NV (A)(B)	5,051	493,281
Cloudera, Inc. (A)(B)	3,110	51,688
CommerceHub, Inc., Series A (A)	3,049	68,816
CommerceHub, Inc., Series C (A)	5,615	119,880
Cornerstone OnDemand, Inc. (A)	10,607	430,750
Coupa Software, Inc. (A)	6,398	199,298
DeNA Company, Ltd.	26,600	596,642
eBay, Inc. (A)	292,210	11,238,397
Endurance International Group
Holdings, Inc. (A)	12,417	101,819
Envestnet, Inc. (A)	8,779	447,729
Etsy, Inc. (A)	23,590	398,199
Facebook, Inc., Class A (A)	695,715	118,876,822
Five9, Inc. (A)	10,642	254,344
Gogo, Inc. (A)(B)	12,151	143,503
GrubHub, Inc. (A)(B)	17,416	917,127
GTT Communications, Inc. (A)	6,360	201,294
Hortonworks, Inc. (A)	10,476	177,568
Instructure, Inc. (A)	4,478	148,446
Internap Corp. (A)(B)	17,645	76,756
j2 Global, Inc.	32,758	2,420,161
Kakaku.com, Inc. (B)	34,100	435,035
Limelight Networks, Inc. (A)	16,138	64,068
LivePerson, Inc. (A)	11,136	150,893
LogMeIn, Inc.	25,505	2,806,825
MINDBODY, Inc., Class A (A)(B)	8,605	222,439
Mixi, Inc.	10,700	516,767
MuleSoft, Inc., Class A (A)(B)	5,039	101,485
New Relic, Inc. (A)	6,157	306,619
NIC, Inc.	13,161	225,711
Nutanix, Inc., Class A (A)	11,661	261,090
Okta, Inc. (A)(B)	2,853	80,483
Q2 Holdings, Inc. (A)	6,417	267,268
QuinStreet, Inc. (A)	7,968	58,565
Quotient Technology, Inc. (A)	14,988	234,562
Reis, Inc.	2,300	41,400
Shutterstock, Inc. (A)(B)	3,791	126,202
SPS Commerce, Inc. (A)	3,432	194,629
Stamps.com, Inc. (A)	3,205	649,493
TechTarget, Inc. (A)	4,444	53,061
The Meet Group, Inc. (A)	14,072	51,222
The Trade Desk, Inc., Class A (A)	4,812	295,986
TrueCar, Inc. (A)(B)	14,274	225,386
Tucows, Inc., Class A (A)(B)	1,906	111,596
Twilio, Inc., Class A (A)(B)	12,732	380,050
United Internet AG	30,811	1,920,538
VeriSign, Inc. (A)(B)	25,218	2,682,943
Web.com Group, Inc. (A)	7,739	193,475
XO Group, Inc. (A)	5,065	99,629
Yahoo Japan Corp. (B)	356,954	1,696,567
Yelp, Inc. (A)	15,778	683,187
		329,970,348
IT services – 2.8%
Accenture PLC, Class A	181,394	24,500,888
Acxiom Corp. (A)	54,792	1,350,075
Alliance Data Systems Corp.	14,164	3,138,034
Amadeus IT Group SA	110,090	7,160,112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Atos SE	23,685	$3,673,733
Automatic Data Processing, Inc.	130,418	14,257,296
Blackhawk Network Holdings, Inc. (A)	11,063	484,559
Broadridge Financial Solutions, Inc.	56,330	4,552,591
CACI International, Inc., Class A (A)	4,925	686,299
Capgemini SE	40,317	4,726,142
Cardtronics PLC, Class A (A)	9,283	213,602
Cass Information Systems, Inc.	2,280	144,643
Cognizant Technology Solutions Corp.,
Class A	173,339	12,574,011
Computershare, Ltd.	116,326	1,323,471
Convergys Corp.	64,110	1,659,808
CoreLogic, Inc. (A)	40,864	1,888,734
CSG Systems International, Inc.	6,832	273,963
CSRA, Inc.	47,927	1,546,604
DST Systems, Inc.	29,271	1,606,392
DXC Technology Company	83,793	7,196,143
EPAM Systems, Inc. (A)	9,894	869,979
Everi Holdings, Inc. (A)	13,132	99,672
EVERTEC, Inc.	12,099	191,769
ExlService Holdings, Inc. (A)	6,644	387,478
Fidelity National Information
Services, Inc.	97,858	9,138,959
Fiserv, Inc. (A)	61,769	7,965,730
Forrester Research, Inc.	2,036	85,207
Fujitsu, Ltd.	493,232	3,670,901
Gartner, Inc. (A)	26,739	3,326,599
Global Payments, Inc.	44,515	4,230,260
IBM Corp.	254,418	36,910,963
Jack Henry & Associates, Inc.	37,488	3,853,392
Leidos Holdings, Inc.	68,741	4,070,842
ManTech International Corp., Class A	5,187	229,006
Mastercard, Inc., Class A	274,081	38,700,237
MAXIMUS, Inc.	44,365	2,861,543
MoneyGram International, Inc. (A)	6,182	99,592
Nomura Research Institute, Ltd.	33,100	1,292,655
NTT Data Corp.	158,410	1,695,154
Obic Company, Ltd.	16,200	1,019,944
Otsuka Corp.	13,300	853,002
Paychex, Inc.	93,566	5,610,217
PayPal Holdings, Inc. (A)	331,708	21,239,263
Perficient, Inc. (A)	7,238	142,371
Planet Payment, Inc. (A)	10,406	44,642
Presidio, Inc. (A)	3,795	53,699
Sabre Corp.	100,884	1,826,000
Science Applications International Corp.	29,967	2,003,294
ServiceSource International, Inc. (A)	18,356	63,512
Sykes Enterprises, Inc. (A)	8,101	236,225
Syntel, Inc.	6,950	136,568
TeleTech Holdings, Inc.	2,855	119,196
Teradata Corp. (A)(B)	60,953	2,059,602
The Hackett Group, Inc.	5,126	77,864
The Western Union Company	135,461	2,600,851
Total System Services, Inc.	49,049	3,212,710
Travelport Worldwide, Ltd.	25,009	392,641
Unisys Corp. (A)(B)	10,808	91,868
Virtusa Corp. (A)	5,628	212,626
Visa, Inc., Class A	536,952	56,508,828
WEX, Inc. (A)	19,300	2,165,846
Worldpay Group PLC (C)	501,713	2,738,411
		316,046,218
Semiconductors and semiconductor equipment – 2.8%
Advanced Energy Industries, Inc. (A)	8,025	648,099
Advanced Micro Devices, Inc. (A)(B)	236,111	3,010,415
Alpha & Omega Semiconductor, Ltd. (A)	4,184	68,994
Ambarella, Inc. (A)(B)	6,569	321,947
Amkor Technology, Inc. (A)	20,814	219,588
Analog Devices, Inc.	107,883	9,296,278
Applied Materials, Inc.	313,084	16,308,546
ASM Pacific Technology, Ltd. (B)	65,168	941,334
ASML Holding NV	93,666	16,005,419
Axcelis Technologies, Inc. (A)	6,230	170,391
AXT, Inc. (A)	8,175	74,801
Broadcom, Ltd.	119,338	28,944,178
Brooks Automation, Inc.	14,003	425,131
Cabot Microelectronics Corp.	5,016	400,929
CEVA, Inc. (A)	4,404	188,491
Cirrus Logic, Inc. (A)	43,775	2,334,083
Cohu, Inc.	5,624	134,076
Cree, Inc. (A)(B)	67,134	1,892,507
Cypress Semiconductor Corp. (B)	160,803	2,415,261
Diodes, Inc. (A)	7,675	229,713
Disco Corp.	7,200	1,467,398
DSP Group, Inc. (A)	5,113	66,469
Entegris, Inc. (A)	28,819	831,428
First Solar, Inc. (A)	39,392	1,807,305
FormFactor, Inc. (A)	14,695	247,611
Ichor Holdings, Ltd. (A)	3,781	101,331
Impinj, Inc. (A)(B)	3,671	152,750
Infineon Technologies AG	284,588	7,175,147
Inphi Corp. (A)(B)	8,546	339,191
Integrated Device Technology, Inc. (A)	91,654	2,436,163
Intel Corp.	1,379,457	52,529,723
IXYS Corp. (A)	5,324	126,179
KLA-Tencor Corp.	45,776	4,852,256
Kopin Corp. (A)	14,458	60,290
Lam Research Corp.	47,750	8,835,660
Lattice Semiconductor Corp. (A)	25,487	132,787
MACOM Technology Solutions
Holdings, Inc. (A)(B)	8,290	369,817
MaxLinear, Inc. (A)	12,230	290,463
Microchip Technology, Inc.	68,652	6,163,577
Micron Technology, Inc. (A)	327,029	12,862,051
Microsemi Corp. (A)	55,909	2,878,195
MKS Instruments, Inc.	10,903	1,029,788
Monolithic Power Systems, Inc.	26,434	2,816,543
Nanometrics, Inc. (A)	4,956	142,733
NeoPhotonics Corp. (A)(B)	7,432	41,322
NVE Corp.	1,054	83,234
NVIDIA Corp.	176,082	31,478,179
NXP Semiconductors NV (A)	86,800	9,816,212
PDF Solutions, Inc. (A)	5,990	92,785
Photronics, Inc. (A)	14,036	124,219
Power Integrations, Inc.	5,810	425,292
Qorvo, Inc. (A)	37,251	2,632,901
QUALCOMM, Inc.	433,702	22,483,112
Rambus, Inc. (A)	22,140	295,569
Renesas Electronics Corp. (A)	125,500	1,367,761
Rohm Company, Ltd.	23,742	2,037,271
Rudolph Technologies, Inc. (A)	6,337	166,663
Semtech Corp. (A)	13,199	495,622
Sigma Designs, Inc. (A)	9,188	57,884
Silicon Laboratories, Inc. (A)	29,055	2,321,495
Skyworks Solutions, Inc.	53,964	5,498,932
SMART Global Holdings, Inc. (A)	4,188	112,155
STMicroelectronics NV	159,975	3,103,411
SunPower Corp. (A)(B)	12,707	92,634
Synaptics, Inc. (A)	23,329	914,030
Teradyne, Inc.	95,675	3,567,721
Texas Instruments, Inc.	290,700	26,058,348

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Tokyo Electron, Ltd.	39,360	$6,059,433
Ultra Clean Holdings, Inc. (A)	6,715	205,613
Veeco Instruments, Inc. (A)	9,685	207,259
Versum Materials, Inc.	52,674	2,044,805
Xcerra Corp. (A)	11,098	109,315
Xilinx, Inc.	72,524	5,136,875
Xperi Corp.	10,000	253,000
		319,028,088
Software – 3.7%
8x8, Inc. (A)	17,903	241,691
A10 Networks, Inc. (A)	10,968	82,918
ACI Worldwide, Inc. (A)	80,650	1,837,207
Activision Blizzard, Inc.	221,579	14,294,061
Adobe Systems, Inc. (A)	144,831	21,605,889
Agilysys, Inc. (A)	4,445	53,118
American Software, Inc., Class A	6,290	71,454
ANSYS, Inc. (A)	24,804	3,044,195
Aspen Technology, Inc. (A)	15,155	951,886
Autodesk, Inc. (A)	64,323	7,220,900
Barracuda Networks, Inc. (A)	5,120	124,058
Blackbaud, Inc.	32,915	2,889,937
Blackline, Inc. (A)	3,235	110,378
Bottomline Technologies, Inc. (A)	8,111	258,173
BroadSoft, Inc. (A)	6,219	312,816
CA, Inc.	92,143	3,075,733
Cadence Design Systems, Inc. (A)	82,291	3,248,026
Callidus Software, Inc. (A)	13,207	325,553
CDK Global, Inc.	63,699	4,018,770
Check Point Software
Technologies, Ltd. (A)	32,826	3,742,821
Citrix Systems, Inc. (A)	42,271	3,247,258
CommVault Systems, Inc. (A)	28,441	1,729,213
Dassault Systemes SA	32,275	3,265,353
Digimarc Corp. (A)(B)	2,177	79,678
Ebix, Inc. (B)	4,885	318,746
Electronic Arts, Inc. (A)	90,622	10,698,833
Ellie Mae, Inc. (A)	6,827	560,702
Everbridge, Inc. (A)	3,592	94,901
Exa Corp. (A)	3,392	82,019
Fair Isaac Corp.	20,914	2,938,417
Fortinet, Inc. (A)	73,106	2,620,119
Gemalto NV	20,155	900,780
Gigamon, Inc. (A)	7,499	316,083
Glu Mobile, Inc. (A)	21,797	81,957
HubSpot, Inc. (A)	6,930	582,467
Imperva, Inc. (A)	6,833	296,552
Intuit, Inc.	71,452	10,156,187
Konami Holdings Corp.	23,109	1,112,542
LINE Corp. (A)(B)	11,200	405,031
Manhattan Associates, Inc. (A)	33,339	1,385,902
Microsoft Corp.	2,260,747	168,403,044
MicroStrategy, Inc., Class A (A)	1,943	248,141
Mitek Systems, Inc. (A)	6,792	64,524
MobileIron, Inc. (A)	12,699	46,986
Model N, Inc. (A)	5,213	77,934
Monotype Imaging Holdings, Inc.	8,483	163,298
Nexon Company, Ltd. (A)	49,953	1,305,886
Nice, Ltd.	15,193	1,230,641
Nintendo Company, Ltd.	28,439	10,486,407
Oracle Corp.	886,362	42,855,603
Oracle Corp. Japan	9,806	770,771
Park City Group, Inc. (A)	3,256	39,560
Paycom Software, Inc. (A)(B)	9,965	746,976
Paylocity Holding Corp. (A)	5,342	260,796
Pegasystems, Inc.	7,440	428,916
Progress Software Corp.	9,631	367,615
Proofpoint, Inc. (A)	8,844	771,374
PROS Holdings, Inc. (A)	5,455	131,629
PTC, Inc. (A)	55,912	3,146,727
QAD, Inc., Class A	2,080	71,448
Qualys, Inc. (A)	6,405	331,779
Rapid7, Inc. (A)	4,515	79,464
RealPage, Inc. (A)	11,915	475,409
Red Hat, Inc. (A)	52,078	5,773,367
RingCentral, Inc., Class A (A)	12,650	528,138
Rosetta Stone, Inc. (A)	4,051	41,361
salesforce.com, Inc. (A)	200,388	18,720,247
SAP SE	246,533	27,031,164
Silver Spring Networks, Inc. (A)	8,719	140,986
Symantec Corp.	180,075	5,908,261
Synchronoss Technologies, Inc. (A)	8,964	83,634
Synopsys, Inc. (A)	44,321	3,569,170
Take-Two Interactive Software, Inc. (A)	51,517	5,266,583
Telenav, Inc. (A)	7,212	45,796
The Sage Group PLC	271,041	2,538,255
The Ultimate Software Group, Inc. (A)	13,705	2,598,468
TiVo Corp.	23,780	472,033
Trend Micro, Inc.	29,964	1,476,208
Tyler Technologies, Inc. (A)	16,777	2,924,567
Upland Software, Inc. (A)	1,785	37,771
Varonis Systems, Inc. (A)	3,906	163,661
VASCO Data Security
International, Inc. (A)	6,710	80,856
Verint Systems, Inc. (A)	12,656	529,654
VirnetX Holding Corp. (A)(B)	10,833	42,249
Workiva, Inc. (A)	5,302	110,547
Zendesk, Inc. (A)	19,787	576,000
Zix Corp. (A)	12,114	59,237
		419,605,465
Technology hardware, storage and peripherals – 2.6%
3D Systems Corp. (A)(B)	77,418	1,036,627
Apple, Inc.	1,516,093	233,660,253
Brother Industries, Ltd.	59,236	1,381,135
Canon, Inc.	267,777	9,163,586
Cray, Inc. (A)	8,471	164,761
Diebold Nixdorf, Inc. (B)	51,937	1,186,760
Electronics For Imaging, Inc. (A)	9,505	405,673
FUJIFILM Holdings Corp.	103,338	4,014,820
Hewlett Packard Enterprise Company	482,243	7,093,795
HP, Inc.	490,242	9,785,230
Immersion Corp. (A)	6,631	54,175
Intevac, Inc. (A)	4,792	40,492
Konica Minolta, Inc. (B)	118,586	974,323
NCR Corp. (A)	58,767	2,204,938
NEC Corp.	65,385	1,773,717
NetApp, Inc.	79,686	3,487,059
Pure Storage, Inc., Class A (A)	19,020	304,130
Quantum Corp. (A)	6,940	42,473
Ricoh Company, Ltd. (B)	177,677	1,727,758
Seagate Technology PLC (B)	84,513	2,803,296
Seiko Epson Corp. (B)	70,247	1,701,095
Stratasys, Ltd. (A)(B)	10,256	237,119
Super Micro Computer, Inc. (A)	7,941	175,496
USA Technologies, Inc. (A)	10,623	66,394
Western Digital Corp.	86,220	7,449,408
Xerox Corp.	62,705	2,087,449
		293,021,962
		1,905,195,185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 4.8%
Chemicals – 2.7%
A. Schulman, Inc.	5,906	$201,690
Advanced Emissions Solutions, Inc.	4,646	50,967
AdvanSix, Inc. (A)	6,066	241,124
Air Liquide SA	97,560	13,010,184
Air Products & Chemicals, Inc.	64,002	9,678,382
Air Water, Inc.	37,107	685,169
Akzo Nobel NV	63,264	5,834,802
Albemarle Corp.	32,286	4,400,905
American Vanguard Corp.	5,951	136,278
Arkema SA	17,046	2,091,576
Asahi Kasei Corp.	316,757	3,903,228
Ashland Global Holdings, Inc.	30,189	1,974,059
Balchem Corp.	6,426	522,370
BASF SE	230,398	24,545,732
Cabot Corp.	30,162	1,683,040
Calgon Carbon Corp.	10,428	223,159
CF Industries Holdings, Inc.	69,036	2,427,306
Chase Corp.	1,446	161,084
Chr. Hansen Holding A/S	24,827	2,131,212
Codexis, Inc. (A)	9,505	63,208
Covestro AG (C)	27,939	2,404,169
Croda International PLC	32,937	1,674,782
Daicel Corp.	70,585	851,095
DowDuPont, Inc.	684,926	47,417,427
Eastman Chemical Company	42,421	3,838,676
Ecolab, Inc.	76,427	9,829,276
EMS-Chemie Holding AG	2,057	1,368,932
Evonik Industries AG	40,905	1,462,459
Ferro Corp. (A)	17,035	379,881
Flotek Industries, Inc. (A)	12,407	57,693
FMC Corp.	39,275	3,507,650
Frutarom Industries, Ltd.	9,610	739,202
FutureFuel Corp.	5,347	84,162
GCP Applied Technologies, Inc. (A)	14,506	445,334
Givaudan SA	2,317	5,044,078
Hawkins, Inc.	2,099	85,639
HB Fuller Company	10,110	586,987
Hitachi Chemical Company, Ltd.	26,370	723,610
Incitec Pivot, Ltd.	417,475	1,182,758
Ingevity Corp. (A)	8,599	537,180
Innophos Holdings, Inc.	3,928	193,218
Innospec, Inc.	4,880	300,852
International Flavors & Fragrances, Inc.	23,348	3,336,663
Intrepid Potash, Inc. (A)	19,748	86,101
Israel Chemicals, Ltd.	130,480	580,900
Johnson Matthey PLC	48,561	2,226,774
JSR Corp.	48,790	927,689
K+S AG	47,491	1,294,619
Kaneka Corp.	71,234	553,487
Kansai Paint Company, Ltd. (B)	51,054	1,286,093
KMG Chemicals, Inc.	1,874	102,845
Koninklijke DSM NV	45,516	3,726,214
Koppers Holdings, Inc. (A)	4,220	194,753
Kraton Corp. (A)	6,046	244,500
Kronos Worldwide, Inc.	4,594	104,881
Kuraray Company, Ltd.	89,106	1,667,155
LANXESS AG	22,961	1,813,258
Linde AG	46,592	9,688,704
LSB Industries, Inc. (A)	5,141	40,820
LyondellBasell Industries NV, Class A	95,316	9,441,050
Minerals Technologies, Inc.	24,091	1,702,029
Mitsubishi Chemical Holdings Corp.	358,959	3,422,306
Mitsubishi Gas Chemical Company, Inc.	46,070	1,080,963
Mitsui Chemicals, Inc.	45,918	1,396,708
Monsanto Company	128,958	15,451,748
NewMarket Corp.	4,463	1,900,122
Nippon Paint Holdings
Company, Ltd. (B)	40,800	1,387,989
Nissan Chemical Industries, Ltd.	30,500	1,073,351
Nitto Denko Corp.	41,387	3,452,143
Novozymes A/S, B Shares	56,737	2,914,445
Olin Corp.	80,404	2,753,837
OMNOVA Solutions, Inc. (A)	9,713	106,357
Orica, Ltd.	94,337	1,468,444
PolyOne Corp.	55,866	2,236,316
PPG Industries, Inc.	75,224	8,173,840
Praxair, Inc.	84,024	11,741,514
Quaker Chemical Corp.	2,598	384,374
Rayonier Advanced Materials, Inc. (B)	9,041	123,862
RPM International, Inc.	64,650	3,319,131
Sensient Technologies Corp.	30,064	2,312,523
Shin-Etsu Chemical Company, Ltd.	97,546	8,730,357
Sika AG	540	4,020,670
Solvay SA	18,594	2,779,776
Stepan Company	4,016	335,979
Sumitomo Chemical Company, Ltd.	394,844	2,470,168
Symrise AG	30,937	2,351,988
Taiyo Nippon Sanso Corp.	31,757	376,361
Teijin, Ltd.	46,548	918,338
The Chemours Company	89,368	4,522,914
The Mosaic Company	101,535	2,192,141
The Scotts Miracle-Gro Company	19,772	1,924,606
The Sherwin-Williams Company	24,157	8,649,172
Toray Industries, Inc. (B)	368,472	3,575,422
Tosoh Corp.	73,500	1,659,053
Trecora Resources (A)	4,560	60,648
Tredegar Corp.	5,682	102,276
Trinseo SA	8,958	601,082
Tronox, Ltd., Class A	13,572	286,369
Umicore SA	23,898	1,978,411
Valvoline, Inc.	97,997	2,298,030
Yara International ASA	44,528	1,996,673
		312,229,477
Construction materials – 0.3%
Boral, Ltd.	294,193	1,568,614
CRH PLC	209,962	7,987,232
Eagle Materials, Inc.	23,433	2,500,301
Fletcher Building, Ltd.	175,643	1,015,168
HeidelbergCement AG	37,320	3,840,587
Imerys SA	9,031	816,000
James Hardie Industries PLC	110,632	1,544,143
LafargeHolcim, Ltd. (A)	114,187	6,685,069
Martin Marietta Materials, Inc.	18,529	3,821,236
Summit Materials, Inc., Class A (A)	21,680	694,410
Taiheiyo Cement Corp.	30,270	1,169,461
U.S. Concrete, Inc. (A)(B)	3,081	235,080
Vulcan Materials Company	39,091	4,675,284
		36,552,585
Containers and packaging – 0.4%
Amcor, Ltd.	290,556	3,475,154
AptarGroup, Inc.	30,337	2,618,386
Avery Dennison Corp.	26,223	2,578,770
Ball Corp.	103,647	4,280,621
Bemis Company, Inc.	43,921	2,001,480
Greif, Inc., Class A	17,550	1,027,377
Greif, Inc., Class B	1,206	77,486
International Paper Company	121,063	6,878,800
Myers Industries, Inc.	4,878	102,194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Owens-Illinois, Inc. (A)	78,866	$1,984,269
Packaging Corp. of America	27,885	3,197,852
Sealed Air Corp.	55,794	2,383,520
Silgan Holdings, Inc.	35,734	1,051,652
Sonoco Products Company	48,142	2,428,764
Toyo Seikan Group Holdings, Ltd.	41,029	685,635
UFP Technologies, Inc. (A)	1,594	44,791
WestRock Company	74,339	4,217,251
		39,034,002
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	64,768	362,053
Allegheny Technologies, Inc. (A)(B)	74,788	1,787,433
Alumina, Ltd.	619,079	1,072,854
Ampco-Pittsburgh Corp.	2,501	43,517
Anglo American PLC	334,172	6,007,874
Antofagasta PLC	98,941	1,260,311
ArcelorMittal (A)	166,658	4,299,158
BHP Billiton PLC	529,818	9,349,157
BHP Billiton, Ltd.	805,674	16,338,894
BlueScope Steel, Ltd.	143,466	1,239,333
Boliden AB	68,613	2,327,307
Carpenter Technology Corp.	32,054	1,539,554
Century Aluminum Company (A)	10,412	172,631
Cleveland-Cliffs, Inc. (A)	60,722	434,162
Coeur Mining, Inc. (A)	36,877	338,900
Commercial Metals Company	79,344	1,509,916
Compass Minerals International, Inc. (B)	23,145	1,502,111
Fortescue Metals Group, Ltd.	390,683	1,582,165
Freeport-McMoRan, Inc. (A)	393,963	5,531,241
Fresnillo PLC	55,746	1,050,380
Glencore PLC (A)	3,069,354	14,088,353
Gold Resource Corp.	11,176	41,910
Haynes International, Inc.	2,787	100,081
Hecla Mining Company	79,404	398,608
Hitachi Metals, Ltd.	53,464	745,065
JFE Holdings, Inc.	131,033	2,562,978
Kaiser Aluminum Corp.	3,366	347,169
Klondex Mines, Ltd. (A)	36,740	133,734
Kobe Steel, Ltd. (B)	77,684	889,658
Maruichi Steel Tube, Ltd.	14,061	409,365
Materion Corp.	4,078	175,966
Mitsubishi Materials Corp.	27,669	958,374
Newcrest Mining, Ltd.	192,291	3,165,063
Newmont Mining Corp.	156,131	5,856,474
Nippon Steel & Sumitomo Metal Corp.	190,800	4,387,178
Norsk Hydro ASA	337,245	2,460,803
Nucor Corp.	93,260	5,226,290
Olympic Steel, Inc.	2,103	46,266
Randgold Resources, Ltd.	23,571	2,303,752
Reliance Steel & Aluminum Company	35,293	2,688,268
Rio Tinto PLC	309,552	14,409,371
Rio Tinto, Ltd.	106,415	5,577,732
Royal Gold, Inc.	31,631	2,721,531
Schnitzer Steel Industries, Inc., Class A	5,444	153,249
South32, Ltd.	1,320,152	3,415,240
Steel Dynamics, Inc.	115,990	3,998,175
Sumitomo Metal Mining Company, Ltd.	61,808	1,989,785
SunCoke Energy, Inc. (A)	13,269	121,279
thyssenkrupp AG	92,308	2,741,533
TimkenSteel Corp. (A)	8,279	136,604
United States Steel Corp. (B)	84,619	2,171,324
voestalpine AG	28,485	1,452,608
Warrior Met Coal, Inc.	3,512	82,778
Worthington Industries, Inc.	30,733	1,413,718
		145,119,233
Paper and forest products – 0.1%
Boise Cascade Company (A)	7,936	276,966
Clearwater Paper Corp. (A)	3,395	167,204
Deltic Timber Corp.	2,282	201,797
Domtar Corp.	30,218	1,311,159
KapStone Paper and Packaging Corp.	17,711	380,609
Louisiana-Pacific Corp. (A)	99,598	2,697,114
Mondi PLC	92,132	2,476,983
Neenah Paper, Inc.	3,362	287,619
Oji Holdings Corp.	214,338	1,157,335
PH Glatfelter Company	9,147	177,909
Schweitzer-Mauduit International, Inc.	6,168	255,725
Stora Enso OYJ, R Shares	138,170	1,954,437
UPM-Kymmene OYJ	133,870	3,632,042
		14,976,899
		547,912,196
Real estate – 3.7%
Equity real estate investment trusts – 3.0%
Acadia Realty Trust	16,937	484,737
Agree Realty Corp.	5,395	264,787
Alexander & Baldwin, Inc.	31,764	1,471,626
Alexander’s, Inc.	412	174,725
Alexandria Real Estate Equities, Inc.	27,482	3,269,534
Altisource Residential Corp.	10,774	119,699
American Assets Trust, Inc.	8,111	322,574
American Campus Communities, Inc.	66,010	2,914,342
American Tower Corp.	125,739	17,186,007
Apartment Investment & Management
Company, Class A	46,335	2,032,253
Armada Hoffler Properties, Inc.	9,199	127,038
Ascendas Real Estate Investment Trust	619,578	1,217,677
Ashford Hospitality Prime, Inc.	6,717	63,812
Ashford Hospitality Trust, Inc.	18,440	122,995
AvalonBay Communities, Inc.	40,410	7,209,952
BGP Holdings PLC (A)(D)	1,525,695	28,852
Bluerock Residential Growth REIT, Inc.	5,768	63,794
Boston Properties, Inc.	45,522	5,593,743
Camden Property Trust	42,403	3,877,754
CapitaLand Commercial Trust	531,194	649,558
CapitaLand Mall Trust	630,003	929,778
CareTrust REIT, Inc.	15,388	292,988
CatchMark Timber Trust, Inc., Class A	9,430	118,912
CBL & Associates Properties, Inc.	34,880	292,643
Cedar Realty Trust, Inc.	18,333	103,031
Chatham Lodging Trust	7,938	169,238
Chesapeake Lodging Trust	12,100	326,337
City Office REIT, Inc.	7,206	99,227
Clipper Realty, Inc.	3,830	41,019
Community Healthcare Trust, Inc.	3,962	106,816
CoreCivic, Inc.	57,040	1,526,961
CorEnergy Infrastructure Trust, Inc. (B)	2,646	93,536
CoreSite Realty Corp.	16,506	1,847,021
Corporate Office Properties Trust	48,004	1,575,971
Cousins Properties, Inc.	287,545	2,685,670
Crown Castle International Corp.	119,103	11,907,918
CyrusOne, Inc.	44,150	2,601,760
Daiwa House REIT Investment Corp.	354	847,308
DCT Industrial Trust, Inc.	45,018	2,607,443
Dexus	255,164	1,904,136
DiamondRock Hospitality Company	40,589	444,450
Digital Realty Trust, Inc.	60,033	7,103,705
Douglas Emmett, Inc.	74,067	2,919,721
Duke Realty Corp.	105,246	3,033,190
Easterly Government Properties, Inc.	7,624	157,588
EastGroup Properties, Inc.	6,704	590,756

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Education Realty Trust, Inc.	49,994	$1,796,284
EPR Properties	31,039	2,164,660
Equinix, Inc.	22,857	10,201,079
Equity Residential	107,635	7,096,376
Essex Property Trust, Inc.	19,402	4,928,690
Extra Space Storage, Inc.	37,237	2,975,981
Farmland Partners, Inc.	7,668	69,319
Federal Realty Investment Trust	21,381	2,655,734
First Industrial Realty Trust, Inc.	81,880	2,463,769
First Potomac Realty Trust	12,271	136,699
Fonciere Des Regions	8,381	870,745
Four Corners Property Trust, Inc.	11,969	298,267
Franklin Street Properties Corp.	21,611	229,509
Gecina SA	11,819	1,917,598
Getty Realty Corp.	6,044	172,919
GGP, Inc.	183,727	3,816,010
Gladstone Commercial Corp.	6,000	133,620
Global Medical REIT, Inc.	4,681	42,035
Global Net Lease, Inc.	13,788	301,819
Goodman Group	448,918	2,906,549
Government Properties Income Trust	19,369	363,556
Gramercy Property Trust	30,405	919,751
Hammerson PLC	198,932	1,432,376
HCP, Inc.	138,640	3,858,351
Healthcare Realty Trust, Inc.	84,374	2,728,655
Hersha Hospitality Trust	7,803	145,682
Highwoods Properties, Inc.	49,945	2,601,635
Hospitality Properties Trust	79,587	2,267,434
Host Hotels & Resorts, Inc.	218,913	4,047,701
ICADE	8,546	762,440
Independence Realty Trust, Inc.	14,297	145,400
InfraREIT, Inc.	4,498	100,620
Intu Properties PLC	225,181	696,107
Investors Real Estate Trust	26,260	160,449
Iron Mountain, Inc.	77,524	3,015,684
iStar, Inc. (A)	14,333	169,129
Japan Prime Realty Investment Corp.	204	681,893
Japan Real Estate Investment Corp.	312	1,500,134
Japan Retail Fund Investment Corp.	668	1,198,687
JBG SMITH Properties (A)	45,182	1,545,676
Jernigan Capital, Inc.	2,998	61,609
Keppel REIT	21,160	18,418
Kilroy Realty Corp.	47,584	3,384,174
Kimco Realty Corp.	124,002	2,424,239
Kite Realty Group Trust	17,088	346,032
Klepierre SA	55,194	2,167,829
Lamar Advertising Company, Class A	40,439	2,771,285
Land Securities Group PLC	185,964	2,425,437
LaSalle Hotel Properties	77,490	2,248,760
Lexington Realty Trust	44,134	451,049
Liberty Property Trust	71,258	2,925,853
Life Storage, Inc.	22,547	1,844,570
Link REIT	555,106	4,514,106
LTC Properties, Inc.	7,822	367,478
Mack-Cali Realty Corp.	61,967	1,469,238
MedEquities Realty Trust, Inc.	6,472	76,046
Medical Properties Trust, Inc.	176,333	2,315,252
Mid-America Apartment
Communities, Inc.	33,032	3,530,460
Mirvac Group	929,766	1,672,542
Monmouth Real Estate Investment Corp.	14,013	226,870
National Health Investors, Inc.	7,877	608,813
National Retail Properties, Inc.	72,192	3,007,519
National Storage Affiliates Trust	9,087	220,269
New Senior Investment Group, Inc.	17,383	159,054
NexPoint Residential Trust, Inc.	3,885	92,191
Nippon Building Fund, Inc.	337	1,680,075
Nippon Prologis REIT, Inc.	462	973,780
Nomura Real Estate Master Fund, Inc.	942	1,225,100
NorthStar Realty Europe Corp.	11,674	149,544
Omega Healthcare Investors, Inc.	95,397	3,044,118
One Liberty Properties, Inc.	3,276	79,803
Parkway, Inc.	8,649	199,186
Pebblebrook Hotel Trust (B)	13,923	503,177
Pennsylvania Real Estate
Investment Trust	14,834	155,609
Physicians Realty Trust	36,224	642,252
Potlatch Corp.	27,914	1,423,614
Preferred Apartment Communities, Inc.,
Class A	6,957	131,348
Prologis, Inc.	155,910	9,894,049
PS Business Parks, Inc.	3,860	515,310
Public Storage	43,914	9,397,157
QTS Realty Trust, Inc., Class A	9,579	501,556
Quality Care Properties, Inc. (A)	64,788	1,004,214
Ramco-Gershenson Properties Trust	16,475	214,340
Rayonier, Inc.	62,475	1,804,903
Realty Income Corp.	80,815	4,621,810
Regency Centers Corp.	43,286	2,685,463
Retail Opportunity Investments Corp.	22,121	420,520
Rexford Industrial Realty, Inc.	14,312	409,609
RLJ Lodging Trust	34,226	752,972
Ryman Hospitality Properties, Inc.	8,873	554,474
Sabra Health Care REIT, Inc.	109,590	2,404,405
Safety Income and Growth, Inc.	2,676	49,881
Saul Centers, Inc.	2,410	149,203
SBA Communications Corp. (A)	35,307	5,085,973
Scentre Group	1,335,565	4,122,782
Segro PLC	249,900	1,796,706
Select Income REIT	12,894	301,977
Senior Housing Properties Trust	115,082	2,249,853
Seritage Growth Properties, Class A (B)	5,164	237,905
Simon Property Group, Inc.	91,234	14,689,586
SL Green Realty Corp.	29,023	2,940,610
STAG Industrial, Inc.	18,813	516,793
Starwood Waypoint Homes	25,819	939,037
Stockland	606,793	2,049,197
Summit Hotel Properties, Inc.	21,225	339,388
Sunstone Hotel Investors, Inc.	45,390	729,417
Suntec Real Estate Investment Trust	630,600	868,622
Tanger Factory Outlet Centers, Inc.	45,963	1,122,416
Taubman Centers, Inc.	29,301	1,456,260
Terreno Realty Corp.	10,409	376,598
The British Land Company PLC	245,407	1,981,339
The GEO Group, Inc.	84,916	2,284,240
The GPT Group	451,841	1,760,682
The Macerich Company	31,929	1,755,137
Tier REIT, Inc.	9,890	190,877
UDR, Inc.	78,124	2,971,056
UMH Properties, Inc.	6,699	104,169
Unibail-Rodamco SE	138	33,581
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	24,932	6,067,017
United Urban Investment Corp.	763	1,117,508
Uniti Group, Inc.	79,776	1,169,516
Universal Health Realty Income Trust	2,528	190,839
Urban Edge Properties	70,930	1,710,832
Urstadt Biddle Properties, Inc., Class A	6,266	135,972
Ventas, Inc.	104,064	6,777,688
Vicinity Centres	844,178	1,763,191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Vornado Realty Trust	50,961	$3,917,882
Washington Prime Group, Inc.	128,051	1,066,665
Washington Real Estate Investment Trust	15,504	507,911
Weingarten Realty Investors	57,794	1,834,382
Welltower, Inc.	108,324	7,613,011
Westfield Corp.	495,257	3,049,331
Weyerhaeuser Company	220,428	7,501,165
Whitestone REIT	8,082	105,470
Xenia Hotels & Resorts, Inc.	21,767	458,195
		345,848,945
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	28,431	506,110
Altisource Portfolio Solutions SA (A)	2,443	63,200
Azrieli Group, Ltd.	10,262	570,750
CapitaLand, Ltd.	642,584	1,700,200
CBRE Group, Inc., Class A (A)	88,656	3,358,289
City Developments, Ltd.	102,513	859,023
CK Asset Holdings, Ltd.	655,062	5,445,746
Consolidated-Tomoka Land Company	956	57,427
Daito Trust Construction Company, Ltd.	17,311	3,153,761
Daiwa House Industry Company, Ltd.	142,066	4,907,316
Deutsche Wohnen SE	88,946	3,780,074
Forestar Group, Inc. (A)(D)	8,870	152,564
FRP Holdings, Inc. (A)	1,382	62,536
Global Logistic Properties, Ltd.	667,986	1,627,570
Hang Lung Group, Ltd.	223,000	803,045
Hang Lung Properties, Ltd.	505,313	1,203,059
Henderson Land Development
Company, Ltd.	301,281	2,003,935
HFF, Inc., Class A	7,380	291,953
Hongkong Land Holdings, Ltd.	295,034	2,127,389
Hulic Company, Ltd.	74,569	731,183
Hysan Development Company, Ltd.	157,279	742,052
Jones Lang LaSalle, Inc.	21,929	2,708,232
Kennedy-Wilson Holdings, Inc. (B)	17,255	320,080
Kerry Properties, Ltd.	165,564	687,679
LendLease Group	138,977	1,958,080
Marcus & Millichap, Inc. (A)	3,428	92,522
Mitsubishi Estate Company, Ltd.	314,024	5,457,545
Mitsui Fudosan Company, Ltd.	223,826	4,853,221
New World Development Company, Ltd.	1,484,569	2,142,116
Nomura Real Estate Holdings, Inc.	30,463	649,839
RE/MAX Holdings, Inc., Class A	3,610	229,416
Redfin Corp. (A)	2,467	61,897
Sino Land Company, Ltd.	793,722	1,399,322
Sumitomo Realty & Development
Company, Ltd.	89,483	2,707,333
Sun Hung Kai Properties, Ltd.	363,314	5,918,475
Swire Pacific, Ltd., Class A	124,018	1,207,379
Swire Properties, Ltd.	288,087	978,376
Swiss Prime Site AG (A)	17,927	1,611,814
Tejon Ranch Company (A)	3,402	71,782
The RMR Group, Inc., Class A	1,414	72,609
The St. Joe Company (A)	10,051	189,461
The Wharf Holdings, Ltd.	304,061	2,720,181
Tokyo Tatemono Company, Ltd.	50,900	651,102
Tokyu Fudosan Holdings Corp.	128,281	774,293
UOL Group, Ltd.	122,370	734,435
Vonovia SE	118,087	5,029,062
Wheelock & Company, Ltd.	204,285	1,442,025
		78,815,458
		424,664,403
Telecommunication services – 2.5%
Diversified telecommunication services – 2.0%
AT&T, Inc.	1,802,084	70,587,630
ATN International, Inc.	2,151	113,358
Bezeq The Israeli Telecommunication
Corp., Ltd.	512,343	732,312
BT Group PLC	2,123,805	8,077,878
CenturyLink, Inc. (B)	162,220	3,065,958
Cincinnati Bell, Inc. (A)	8,621	171,127
Cogent Communications Holdings, Inc.	8,324	407,044
Consolidated Communications
Holdings, Inc. (B)	13,215	252,142
Deutsche Telekom AG	821,204	15,335,410
Elisa OYJ	35,686	1,537,335
Frontier Communications Corp. (B)	54,080	637,603
General Communication, Inc.,
Class A (A)	5,372	219,124
Globalstar, Inc. (A)(B)	96,426	157,174
Hawaiian Telcom Holdco, Inc. (A)	1,512	45,088
HKT Trust & HKT, Ltd.	945,421	1,148,948
IDT Corp., Class B	3,685	51,885
Iliad SA	6,634	1,763,340
Inmarsat PLC	115,825	999,631
Intelsat SA (A)	8,615	40,491
Iridium Communications, Inc. (A)	17,175	176,903
Koninklijke KPN NV	856,987	2,940,993
Level 3 Communications, Inc. (A)	86,714	4,620,989
Lumos Networks Corp. (A)	4,851	86,930
Nippon Telegraph & Telephone Corp.	173,558	7,952,548
Ooma, Inc. (A)	3,887	41,008
Orange SA	500,455	8,194,424
ORBCOMM, Inc. (A)	14,072	147,334
PCCW, Ltd.	1,081,317	586,928
pdvWireless, Inc. (A)	2,100	62,580
Proximus SADP	38,193	1,316,661
Singapore Telecommunications, Ltd.	2,036,954	5,532,426
Spark New Zealand, Ltd.	456,917	1,206,358
Straight Path Communications, Inc.,
Class B (A)	1,965	355,017
Swisscom AG	6,500	3,332,589
TDC A/S	201,120	1,179,481
Telecom Italia SpA	1,491,063	1,122,213
Telecom Italia SpA (Milan Stock
Exchange) (A)	2,873,291	2,695,248
Telefonica Deutschland Holding AG	188,968	1,061,933
Telefonica SA	1,137,370	12,359,879
Telenor ASA	188,261	3,988,224
Telia Company AB	651,484	3,072,032
Telstra Corp., Ltd.	1,044,365	2,860,994
TPG Telecom, Ltd.	90,473	346,344
Verizon Communications, Inc.	1,197,266	59,252,694
Vonage Holdings Corp. (A)	40,290	327,961
Windstream Holdings, Inc. (B)	40,372	71,458
		230,235,627
Wireless telecommunication services – 0.5%
Boingo Wireless, Inc. (A)	7,579	161,963
KDDI Corp.	454,043	11,968,555
Millicom International Cellular SA	16,854	1,113,363
NTT DOCOMO, Inc.	342,052	7,818,202
Shenandoah
Telecommunications Company	9,491	353,065
SoftBank Group Corp.	207,087	16,793,986
Spok Holdings, Inc.	4,602	70,641
StarHub, Ltd.	155,711	298,969
Tele2 AB, B Shares	91,627	1,049,965
Telephone & Data Systems, Inc.	44,410	1,238,595

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	6,677,393	$18,697,951
		59,565,255
		289,800,882
Utilities – 3.3%
Electric utilities – 1.8%
ALLETE, Inc.	10,226	790,368
Alliant Energy Corp.	67,965	2,825,305
American Electric Power Company, Inc.	144,435	10,145,114
AusNet Services	451,973	599,750
Chubu Electric Power Company, Inc.	161,629	2,008,698
CK Infrastructure Holdings, Ltd.	166,343	1,434,056
CLP Holdings, Ltd.	411,834	4,228,139
Contact Energy, Ltd.	176,308	701,101
DONG Energy A/S (C)	42,149	2,416,077
Duke Energy Corp.	205,462	17,242,371
Edison International	95,615	7,378,610
EDP - Energias de Portugal SA	598,081	2,255,181
El Paso Electric Company	8,209	453,547
Electricite de France SA (B)	137,336	1,667,992
Endesa SA	79,662	1,797,576
Enel SpA	2,039,781	12,288,274
Entergy Corp.	52,369	3,998,897
Eversource Energy	92,752	5,605,931
Exelon Corp.	281,908	10,619,474
FirstEnergy Corp.	131,387	4,050,661
Fortum OYJ	111,392	2,225,833
Great Plains Energy, Inc.	104,360	3,162,108
Hawaiian Electric Industries, Inc.	52,502	1,751,992
HK Electric Investments & HK Electric
Investments, Ltd. (B)(C)	680,000	620,543
Iberdrola SA	1,437,074	11,174,153
IDACORP, Inc.	34,414	3,026,023
Kyushu Electric Power
Company, Inc. (B)	107,018	1,136,903
Mercury NZ, Ltd.	171,090	419,088
MGE Energy, Inc.	7,175	463,505
NextEra Energy, Inc.	137,450	20,143,298
OGE Energy Corp.	96,632	3,481,651
Otter Tail Corp.	8,160	353,736
PG&E Corp.	150,168	10,224,939
Pinnacle West Capital Corp.	33,017	2,791,918
PNM Resources, Inc.	54,516	2,196,995
Portland General Electric Company	17,822	813,396
Power Assets Holdings, Ltd.	348,236	3,022,717
PPL Corp.	200,468	7,607,761
Red Electrica Corp. SA	108,577	2,283,878
Spark Energy, Inc., Class A	2,604	39,060
SSE PLC	253,733	4,747,891
Terna Rete Elettrica Nazionale SpA	352,499	2,059,673
The Chugoku Electric Power
Company, Inc. (B)	70,436	748,256
The Kansai Electric Power
Company, Ltd.	176,624	2,260,695
The Southern Company	293,007	14,398,364
Tohoku Electric Power Company, Inc.	113,465	1,443,774
Tokyo Electric Power Company
Holdings, Inc. (A)	362,728	1,465,342
Westar Energy, Inc.	68,739	3,409,454
Xcel Energy, Inc.	148,932	7,047,462
		207,027,530
Gas utilities – 0.3%
APA Group	279,500	1,833,484
Atmos Energy Corp.	51,283	4,299,567
Chesapeake Utilities Corp.	3,223	252,200
Gas Natural SDG SA	87,832	1,945,701
Hong Kong & China Gas Company, Ltd.	2,105,273	3,967,026
National Fuel Gas Company (B)	41,373	2,342,126
New Jersey Resources Corp.	59,185	2,494,648
Northwest Natural Gas Company	5,725	368,690
ONE Gas, Inc.	35,482	2,612,894
Osaka Gas Company, Ltd.	94,075	1,748,527
RGC Resources, Inc.	1,700	48,569
South Jersey Industries, Inc.	16,219	560,042
Southwest Gas Holdings, Inc.	32,602	2,530,567
Spire, Inc.	9,427	703,726
Toho Gas Company, Ltd.	18,985	556,001
Tokyo Gas Company, Ltd.	98,297	2,407,145
UGI Corp.	83,838	3,928,649
WGL Holdings, Inc.	35,050	2,951,210
		35,550,772
Independent power and renewable electricity producers –
0.1%
AES Corp.	195,500	2,154,410
Atlantic Power Corp. (A)	28,689	70,288
Dynegy, Inc. (A)	23,100	226,149
Electric Power Development
Company, Ltd.	37,148	933,187
Meridian Energy, Ltd.	314,378	646,550
NRG Energy, Inc.	88,146	2,255,656
NRG Yield, Inc., Class A	8,123	154,093
NRG Yield, Inc., Class C	12,434	239,976
Ormat Technologies, Inc.	8,103	494,688
Pattern Energy Group, Inc. (B)	14,597	351,788
TerraForm Global, Inc., Class A (A)	19,513	92,687
TerraForm Power, Inc., Class A (A)	16,822	222,387
		7,841,859
Multi-utilities – 1.0%
AGL Energy, Ltd.	164,785	3,025,885
Ameren Corp.	70,727	4,090,850
Avista Corp.	13,038	674,977
Black Hills Corp. (B)	36,585	2,519,609
CenterPoint Energy, Inc.	127,442	3,722,581
Centrica PLC	1,376,742	3,450,610
CMS Energy Corp.	82,943	3,841,920
Consolidated Edison, Inc.	91,096	7,349,625
Dominion Energy, Inc.	188,639	14,511,998
DTE Energy Company	52,499	5,636,293
E.ON SE	552,141	6,259,313
Engie SA	427,607	7,261,370
Innogy SE (C)	34,792	1,549,957
MDU Resources Group, Inc.	94,583	2,454,429
National Grid PLC	862,021	10,676,600
NiSource, Inc.	95,671	2,448,221
NorthWestern Corp.	33,010	1,879,589
Public Service Enterprise Group, Inc.	148,302	6,858,968
RWE AG	129,975	2,956,925
SCANA Corp.	41,757	2,024,797
Sempra Energy	73,678	8,408,870
Suez	92,293	1,685,166
Unitil Corp.	2,983	147,539
Vectren Corp.	40,171	2,642,047
Veolia Environnement SA	120,116	2,775,638
WEC Energy Group, Inc.	92,408	5,801,374
		114,655,151
Water utilities – 0.1%
American States Water Company	7,424	365,632
American Water Works Company, Inc.	52,679	4,262,258
Aqua America, Inc.	85,975	2,853,510

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
AquaVenture Holdings, Ltd. (A)	3,212	$43,362
Artesian Resources Corp., Class A	1,944	73,483
Cadiz, Inc. (A)	5,113	64,935
California Water Service Group	9,865	376,350
Connecticut Water Service, Inc.	2,345	139,059
Consolidated Water Company, Ltd.	4,063	52,006
Middlesex Water Company	3,414	134,068
Severn Trent PLC	59,095	1,721,347
SJW Group	3,470	196,402
The York Water Company	2,934	99,463
United Utilities Group PLC	170,536	1,952,685
		12,334,560
		377,409,872
TOTAL COMMON STOCKS (Cost $7,540,807,545)		$11,152,253,955

PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	40,922	660,297
Automobiles – 0.1%
Bayerische Motoren Werke AG	13,589	1,211,274
Porsche Automobil Holding SE	38,422	2,458,309
Volkswagen AG	46,564	7,601,802
		11,271,385
		11,931,682
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	44,721	6,092,903
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	17,716	1,049,145
TOTAL PREFERRED SECURITIES (Cost $16,040,555)		$19,073,730

RIGHTS – 0.0%
CapitaLand Commercial Trust
(Expiration Date: 10-20-17; Strike
Price: SGD 1.36) (A)	88,178	18,982
Community Health Systems, Inc. (A)(E)	174,338	2,022
TOTAL RIGHTS (Cost $11,332)		$21,004

SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust,
1.2098% (F)(G)	23,401,914	234,159,552
TOTAL SECURITIES LENDING COLLATERAL (Cost
$234,156,455)		$234,159,552

SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 1.1%
Federal Home Loan Bank Discount Note
1.015% 10/05/2017 *	70,000,000	69,994,190
1.035% 11/08/2017 *	25,000,000	24,974,300
1.037% 11/10/2017 *	25,000,000	24,972,925
		119,941,415
Repurchase agreement – 0.9%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $108,093,063 on
10-2-17, collateralized by $92,695,000
U.S. Treasury Inflation Indexed
Bonds, 0.875% due 2-15-47 (valued at
$91,604,073, including interest) and
$18,115,000 U.S. Treasury Bonds,
3.000% due 2-15-47 (valued at
$18,660,370, including interest)	108,090,000	108,090,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $228,025,988)		$228,031,415
Total Investments (Strategic Equity Allocation Trust)
(Cost $8,019,041,875) – 101.7%		$11,633,539,656
Other assets and liabilities, net – (1.7%)		(193,348,777)
TOTAL NET ASSETS – 100.0%		$11,440,190,879

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $225,242,739.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Security is valued using significant unobservable inputs.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
MSCI EAFE Index Futures	1,087	Long	Dec 2017	$106,906,548	$107,526,040	$619,492
Russell 2000 Mini Index Futures	171	Long	Dec 2017	12,350,520	12,765,150	414,630
S&P 500 Index E-Mini Futures	1,125	Long	Dec 2017	139,144,779	141,530,625	2,385,846
S&P Mid 400 Index E-Mini Futures	98	Long	Dec 2017	16,912,384	17,597,860	685,476
						$4,105,444

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS – 18.6%
Australia – 2.1%
New South Wales Treasury Corp.
4.000%, 04/08/2021	AUD	970,000	$803,346
6.000%, 05/01/2020		3,660,000	3,145,333
6.000%, 03/01/2022		1,545,000	1,390,256
Queensland Treasury Corp.
4.000%, 06/21/2019 (A)		1,450,000	1,174,743
5.500%, 06/21/2021		5,190,000	4,514,978
6.000%, 07/21/2022		1,540,000	1,392,568
6.250%, 02/21/2020		1,125,000	965,503
			13,386,727
Brazil – 0.5%
Federative Republic of Brazil
10.000%, 01/01/2018	BRL	8,920,000	2,902,082
Canada – 2.3%
Canada Housing Trust No. 1
1.250%, 12/15/2020 (A)	CAD	1,120,000	880,022
1.700%, 12/15/2017 (A)		2,390,000	1,917,804
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	335,332
Government of Canada
1.250%, 03/01/2018	CAD	5,345,000	4,286,629
1.750%, 09/01/2019		5,055,000	4,067,781
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	60,405,000	937,600
Province of Ontario
4.200%, 06/02/2020	CAD	1,480,000	1,257,410
6.250%, 09/29/2020	AUD	725,000	625,772
			14,308,350
Colombia – 0.6%
Republic of Colombia
4.500%, 01/28/2026		$1,415,000	1,511,220
7.000%, 09/11/2019	COP	5,681,400,000	1,993,593
			3,504,813
Finland – 0.2%
Nordic Investment Bank
1.375%, 07/15/2020	NOK	9,740,000	1,237,920
India – 0.7%
Republic of India
7.680%, 12/15/2023	INR	90,000,000	1,441,662
7.800%, 04/11/2021		200,000,000	3,180,168
			4,621,830
Indonesia – 2.6%
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/2027 (A)		$940,000	970,550
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	900,072
2.625%, 06/14/2023 (A)		850,000	1,068,865
7.000%, 05/15/2022	IDR	36,212,000,000	2,790,676
7.000%, 05/15/2027		19,812,000,000	1,527,564
7.500%, 08/15/2032		3,504,000,000	272,510
8.250%, 07/15/2021		29,860,000,000	2,376,877
8.375%, 03/15/2024		25,945,000,000	2,109,753
8.375%, 09/15/2026		26,845,000,000	2,261,218
8.750%, 05/15/2031		17,423,000,000	1,498,593
9.000%, 03/15/2029		8,290,000,000	713,965
			16,490,643
Malaysia – 0.2%
Malaysia Government Bond
4.059%, 09/30/2024	MYR	6,215,000	1,490,128
Mexico – 2.1%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	1,070,600
4.750%, 06/14/2018	MXN	16,320,000	882,113
6.500%, 06/10/2021		48,740,000	2,659,930
7.750%, 05/29/2031		18,298,500	1,064,991
8.000%, 06/11/2020		26,396,500	1,496,063
8.000%, 12/07/2023		23,850,000	1,393,699
8.500%, 12/13/2018		23,169,500	1,293,433
10.000%, 12/05/2024		46,232,000	3,006,096
			12,866,925
New Zealand – 2.2%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,590,778
5.000%, 03/15/2019		2,580,000	1,944,760
5.500%, 04/15/2023		1,280,000	1,064,188
6.000%, 05/15/2021		5,990,000	4,885,762
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		2,690,000	2,017,759
5.500%, 04/15/2023		545,000	437,825
			13,941,072
Norway – 0.9%
Government of Norway
3.750%, 05/25/2021 (A)	NOK	18,230,000	2,521,247
4.500%, 05/22/2019 (A)		22,072,000	2,948,372
			5,469,619
Philippines – 1.6%
Republic of Philippines
3.500%, 03/20/2021	PHP	26,480,000	514,575
3.500%, 04/21/2023		71,930,000	1,365,565
4.625%, 09/09/2040		4,368,000	78,359
4.950%, 01/15/2021		4,435,000	89,814
5.875%, 12/16/2020		127,403,440	2,657,875
5.875%, 03/01/2032		29,900,000	630,881
6.250%, 01/14/2036		43,000,000	948,041
6.500%, 04/28/2021		42,600,000	909,446
7.375%, 03/03/2021		59,600,000	1,308,435
8.000%, 07/19/2031		66,710,000	1,714,518
			10,217,509
Portugal – 0.8%
Portugal Obrigacoes do Tesouro OT
3.850%, 04/15/2021 (A)	EUR	1,610,000	2,134,449
Republic of Portugal
5.125%, 10/15/2024 (A)		$2,855,000	3,029,583
			5,164,032
Singapore – 1.8%
Republic of Singapore
2.500%, 06/01/2019	SGD	8,650,000	6,499,205
3.250%, 09/01/2020		6,550,000	5,071,123
			11,570,328
South Korea – 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	71,507
3.287%, 03/10/2018		83,030,000	72,098
			143,605
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$120,022,642)			$117,315,583

CORPORATE BONDS – 49.3%
Consumer discretionary – 6.8%
Amazon.com, Inc.
3.150%, 08/22/2027 (A)		$1,515,000	1,520,827

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$640,000	$661,574
CCO Holdings LLC
5.125%, 05/01/2027 (A)	885,000	897,169
5.750%, 01/15/2024	1,690,000	1,755,488
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	1,220,000	1,261,175
Expedia, Inc.
3.800%, 02/15/2028 (A)	1,390,000	1,377,098
5.000%, 02/15/2026	1,240,000	1,348,033
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)	1,395,000	1,469,981
5.250%, 06/01/2026 (A)	1,881,000	1,993,860
Lamar Media Corp.
5.000%, 05/01/2023	1,325,000	1,373,031
5.875%, 02/01/2022	430,000	442,900
LIN Television Corp.
5.875%, 11/15/2022	795,000	828,788
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (A)	1,650,000	1,732,500
Lowe’s Companies, Inc.
2.500%, 04/15/2026	265,000	254,519
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (A)	405,000	399,431
New Red Finance, Inc.
4.250%, 05/15/2024 (A)	1,470,000	1,475,513
4.625%, 01/15/2022 (A)	2,345,000	2,406,556
5.000%, 10/15/2025 (A)	1,130,000	1,149,775
6.000%, 04/01/2022 (A)	236,000	243,434
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)	1,950,000	2,018,250
Omnicom Group, Inc.
3.600%, 04/15/2026	1,413,000	1,423,900
Outfront Media Capital LLC
5.625%, 02/15/2024	1,105,000	1,151,963
PVH Corp.
4.500%, 12/15/2022	1,665,000	1,702,463
QVC, Inc.
4.450%, 02/15/2025	1,395,000	1,414,536
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)	1,130,000	1,161,075
5.000%, 08/01/2027 (A)	330,000	336,600
5.375%, 07/15/2026 (A)	1,005,000	1,057,763
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	320,000	373,600
Time, Inc.
5.750%, 04/15/2022 (A)	1,157,000	1,184,479
Tribune Media Company
5.875%, 07/15/2022	1,150,000	1,196,000
Viacom, Inc.
5.850%, 09/01/2043	1,670,000	1,715,380
6.875%, 04/30/2036	1,279,000	1,410,177
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057	2,285,000	2,299,281
WMG Acquisition Corp.
5.000%, 08/01/2023 (A)	270,000	278,775
6.750%, 04/15/2022 (A)	1,375,000	1,445,469
		42,761,363
Consumer staples – 4.6%
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023	2,945,000	3,052,324
3.650%, 02/01/2026	2,135,000	2,207,857
Aramark Services, Inc.
5.000%, 04/01/2025 (A)	810,000	866,700
B&G Foods, Inc.
4.625%, 06/01/2021	1,935,000	1,971,281
Constellation Brands, Inc.
4.250%, 05/01/2023	1,895,000	2,030,554
4.750%, 12/01/2025	585,000	638,470
Cott Beverages, Inc.
5.375%, 07/01/2022	1,600,000	1,668,000
CVS Health Corp.
3.875%, 07/20/2025	1,255,000	1,308,522
Darling Ingredients, Inc.
5.375%, 01/15/2022	840,000	871,500
Gruma SAB de CV
4.875%, 12/01/2024 (A)	200,000	217,250
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,560,000	1,544,678
Kraft Heinz Foods Company
3.950%, 07/15/2025	2,040,000	2,100,391
4.875%, 02/15/2025 (A)	1,663,000	1,777,137
Philip Morris International, Inc.
3.375%, 08/11/2025	1,330,000	1,364,457
Post Holdings, Inc.
5.000%, 08/15/2026 (A)	2,090,000	2,086,081
5.750%, 03/01/2027 (A)	1,355,000	1,395,650
6.000%, 12/15/2022 (A)	1,175,000	1,230,813
Spectrum Brands, Inc.
5.750%, 07/15/2025	1,730,000	1,842,450
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024	750,000	774,717
		28,948,832
Energy – 5.2%
Andeavor
4.750%, 12/15/2023 (A)	1,800,000	1,941,699
Antero Midstream Partners LP
5.375%, 09/15/2024	2,070,000	2,142,450
Antero Resources Corp.
5.000%, 03/01/2025	1,755,000	1,781,325
5.625%, 06/01/2023	1,825,000	1,902,563
Boardwalk Pipelines LP
4.450%, 07/15/2027	800,000	814,208
Chesapeake Energy Corp.
8.000%, 12/15/2022 (A)	836,000	901,835
Concho Resources, Inc.
4.375%, 01/15/2025	1,295,000	1,362,988
Enbridge, Inc.
4.250%, 12/01/2026	2,165,000	2,276,056
Energy Transfer Equity LP
5.500%, 06/01/2027	893,000	939,883
Energy Transfer LP
4.750%, 01/15/2026	955,000	1,004,870
Enterprise Products Operating LLC
5.200%, 09/01/2020	395,000	428,464
Exxon Mobil Corp.
2.709%, 03/06/2025	1,520,000	1,525,628
Magellan Midstream Partners LP
5.000%, 03/01/2026	525,000	583,930
MPLX LP
4.125%, 03/01/2027	1,295,000	1,318,003
Newfield Exploration Company
5.375%, 01/01/2026	650,000	684,112
5.625%, 07/01/2024	1,295,000	1,388,888
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,030,000	1,051,888

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Pertamina Persero PT
4.300%, 05/20/2023 (A)		$1,410,000	$1,480,026
Petroleos del Peru SA
5.625%, 06/19/2047 (A)		697,000	726,623
Petroleos Mexicanos
4.625%, 09/21/2023		1,710,000	1,766,259
7.650%, 11/24/2021 (A)	MXN	22,981,500	1,234,680
Pioneer Natural Resources Company
4.450%, 01/15/2026		$1,520,000	1,620,049
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		775,000	783,947
The Williams Companies, Inc.
4.550%, 06/24/2024		1,440,000	1,490,400
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026		250,000	280,345
Williams Partners LP
3.750%, 06/15/2027		1,655,000	1,651,889
			33,083,008
Financials – 15.0%
American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%) 05/15/2068		3,195,000	4,353,188
Ameris Bancorp (5.750% to 3-15-22,
then 3 month LIBOR + 3.616%)
03/15/2027		775,000	807,938
Asian Development Bank
3.500%, 05/30/2024	NZD	920,000	665,190
4.625%, 03/06/2019		1,595,000	1,189,096
5.000%, 03/09/2022	AUD	1,825,000	1,570,301
6.450%, 08/08/2021	INR	92,050,000	1,438,152
6.950%, 01/16/2020		26,220,000	411,811
Astoria Financial Corp.
3.500%, 06/08/2020		$865,000	873,361
BAC Capital Trust XIII (3 month
LIBOR + 0.400%) 4.000%,
10/16/2017 (B)(C)		1,605,000	1,416,413
Banc of California, Inc.
5.250%, 04/15/2025		625,000	626,515
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (A)		1,205,000	1,259,225
Banco Nacional de Comercio Exterior
SNC (3.800% to 8-11-21, then 5 Year
CMT + 3.000%) 08/11/2026 (A)		255,000	255,319
Bank of America Corp. (3 month LIBOR
+ 0.760%) 2.080%, 09/15/2026 (C)		2,515,000	2,363,936
Bank of Montreal
2.500%, 01/11/2022 (A)		1,170,000	1,175,899
Bank of the Ozarks, Inc. (5.500% to
7-1-21, then 3 month LIBOR +
4.425%) 07/01/2026		640,000	665,297
BankUnited, Inc.
4.875%, 11/17/2025		1,675,000	1,744,114
BNC Bancorp (5.500% to 10-1-19, then
3 month LIBOR + 3.590%)
10/01/2024		500,000	509,478
Cadence BanCorp. (6.500% to 3-11-20,
then 3 month LIBOR + 4.663%)
03/11/2025 (A)		500,000	510,000
Capital One Financial Corp.
3.750%, 07/28/2026		1,270,000	1,257,216
Chubb INA Holdings, Inc.
3.350%, 05/03/2026		850,000	871,102
CIT Group, Inc.
5.500%, 02/15/2019 (A)		1,615,000	1,687,675
Citigroup, Inc. (3 month Australian Bank
Bill Short Term Rate + 1.550%)
3.240%, 05/04/2021 (C)	AUD	1,487,000	1,186,410
Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%)
02/15/2023 (B)		$745,000	802,738
Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%)
01/30/2023 (B)		930,000	1,000,913
CoBiz Financial, Inc. (5.625% to
6-25-25, then 3 month LIBOR +
3.170%) 06/25/2030		280,000	311,150
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027		390,000	400,804
Dime Community Bancshares, Inc. (3
month LIBOR + 2.660%) 4.500%,
06/15/2027 (C)		725,000	740,406
Dongbu Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	870,629
3.865%, 05/25/2027		1,000,000,000	866,815
Eagle Bancorp, Inc.
5.750%, 09/01/2024		$500,000	515,000
Eagle Bancorp, Inc. (5.000% to 8-1-21,
then 3 month LIBOR + 3.850%)
08/01/2026		415,000	424,039
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (B)		2,410,000	2,470,250
First Midwest Bancorp, Inc.
5.875%, 09/29/2026		405,000	429,253
Flagstar Bancorp, Inc.
6.125%, 07/15/2021		545,000	579,027
Flushing Financial Corp. (5.250% to
12-15-21, then 3 month LIBOR +
3.440%) 12/15/2026		560,000	577,500
Fulton Financial Corp.
3.600%, 03/16/2022		620,000	626,404
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	511,944
Heritage Commerce Corp. (5.250% to
6-1-22, then 3 month LIBOR +
3.365%) 06/01/2027		280,000	288,750
Independent Bank Group, Inc.
5.875%, 08/01/2024		945,000	950,980
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,209,804
6.500%, 08/20/2019		2,705,000	2,292,212
International Bank for Reconstruction &
Development
1.375%, 06/23/2019	SEK	8,600,000	1,081,967
2.500%, 03/12/2020	AUD	1,015,000	800,733
2.800%, 01/13/2021		1,185,000	939,133
3.375%, 01/25/2022	NZD	2,927,000	2,146,686
3.500%, 01/22/2021		2,460,000	1,816,823
3.625%, 06/22/2020	NOK	7,100,000	953,162
4.625%, 02/26/2019 to 10/06/2021	NZD	3,825,000	2,905,057
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,573,851
3.250%, 07/22/2019		2,325,000	1,860,221
3.625%, 05/20/2020	NZD	2,615,000	1,936,651
3.875%, 02/26/2018		1,388,000	1,009,500
6.450%, 10/30/2018	INR	136,280,000	2,107,963
JPMorgan Chase & Co.
3.200%, 06/15/2026		$1,390,000	1,379,237
3.300%, 04/01/2026		1,000,000	1,002,575

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.250%, 11/02/2018	NZD	3,255,000	$2,385,664
KFW
3.750%, 05/29/2020		1,100,000	816,145
6.000%, 08/20/2020	AUD	2,925,000	2,525,218
Lakeland Bancorp, Inc. (5.125% to
9-30-21, then 3 month LIBOR +
3.970%) 09/30/2026		$405,000	411,581
LegacyTexas Financial Group, Inc.
(5.500% to 12-1-20, then 3 month
LIBOR + 3.890%) 12/01/2025		340,000	343,400
MGIC Investment Corp.
5.750%, 08/15/2023		830,000	913,000
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017	DKK	10,280,000	1,632,718
Nordic Investment Bank
4.125%, 03/19/2020	NZD	1,740,000	1,302,408
OceanFirst Financial Corp.
5.125%, 09/30/2026 (C)		$220,000	225,225
Old Second Bancorp, Inc. (5.750% to
12-31-21, then 3 month LIBOR +
3.850%) 12/31/2026		400,000	425,000
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10-15-19, then 5 Year
U.S. Swap Rate + 2.203%)
10/15/2024 (A)		1,175,000	1,205,383
Pacific Continental Corp. (5.875% to
6-30-21, then 3 month LIBOR +
4.715%) 06/30/2026		125,000	125,566
Pinnacle Bank (4.875% to 7-30-20, then
3 month LIBOR + 3.128%)
07/30/2025		365,000	372,300
Pinnacle Financial Partners, Inc. (5.250%
to 11-16-21, then 3 month LIBOR +
3.884%) 11/16/2026 (A)		410,000	430,500
Radian Group, Inc.
5.250%, 06/15/2020		945,000	987,525
Renasant Corp. (5.000% to 9-1-21, then
3 month LIBOR + 3.840%)
09/01/2026		330,000	336,364
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,563,855
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) 06/15/2022 (B)		1,275,000	1,303,688
Synovus Financial Corp.
7.875%, 02/15/2019		725,000	779,375
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%) 12/15/2025		2,775,000	2,960,925
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	959,598
The Hongkong Land Treasury Services
Singapore Pte, Ltd.
3.860%, 12/29/2017		250,000	185,348
Towne Bank (3 month LIBOR +
2.550%) 4.500%, 07/30/2027 (C)		$635,000	648,494
Valley National Bancorp
4.550%, 06/30/2025		660,000	674,570
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	872,927
Wells Fargo & Company (3 month
Australian Bank Bill Short Term Rate
+ 1.320%) 3.010%, 07/27/2021 (C)		935,000	742,285
Western Alliance Bank (5.000% to
7-15-20, then 3 month LIBOR +
3.200%) 07/15/2025		$1,230,000	1,256,138
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	542,183
7.250%, 02/11/2020	AUD	700,000	607,095
WSFS Financial Corp. (4.500% to
6-15-21, then 3 month LIBOR +
3.300%) 06/15/2026		$1,040,000	1,060,800
Zions Bancorporation (5.800% to
6-15-23, then 3 month LIBOR +
3.800%) 06/15/2023 (B)		1,050,000	1,078,875
			94,893,966
Health care – 2.5%
Abbott Laboratories
2.950%, 03/15/2025		1,280,000	1,264,047
AbbVie, Inc.
3.600%, 05/14/2025		1,345,000	1,393,981
Allergan Funding SCS
3.800%, 03/15/2025		1,270,000	1,318,462
Anthem, Inc.
3.500%, 08/15/2024		655,000	673,623
HCA Healthcare, Inc.
6.250%, 02/15/2021		1,897,000	2,053,503
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,313,913
5.000%, 03/15/2024		1,495,000	1,592,175
7.500%, 02/15/2022		1,165,000	1,336,476
Humana, Inc.
3.850%, 10/01/2024		823,000	864,140
Merck & Company, Inc.
2.750%, 02/10/2025		1,735,000	1,739,773
Quest Diagnostics, Inc.
4.250%, 04/01/2024		360,000	384,309
Quintiles IMS, Inc.
4.875%, 05/15/2023 (A)		590,000	613,600
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026		1,525,000	1,502,749
			16,050,751
Industrials – 4.9%
3M Company
3.000%, 08/07/2025		1,475,000	1,493,357
AECOM
5.125%, 03/15/2027		3,255,000	3,364,856
5.875%, 10/15/2024		560,000	620,312
BOC Aviation, Ltd.
2.750%, 09/18/2022 (A)		990,000	981,312
Cintas Corp. No. 2
3.700%, 04/01/2027		1,415,000	1,477,242
General Electric Company
4.250%, 01/17/2018	NZD	715,000	519,099
6.250%, 09/29/2020	GBP	265,000	407,607
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (B)		$2,413,000	2,552,230
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (A)		2,330,000	2,516,400
L3 Technologies, Inc.
3.850%, 12/15/2026		840,000	871,172
Lockheed Martin Corp.
2.900%, 03/01/2025		1,915,000	1,904,776
3.550%, 01/15/2026		1,525,000	1,577,880

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		$3,411,000	$3,399,062
4.250%, 10/31/2026 (A)		2,820,000	2,897,550
5.500%, 10/31/2046 to 07/31/2047 (A)		2,455,000	2,499,428
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		920,000	944,822
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)		440,000	465,300
Terex Corp.
5.625%, 02/01/2025 (A)		150,000	158,063
United Rentals North America, Inc.
5.500%, 05/15/2027		1,120,000	1,194,200
Verisk Analytics, Inc.
4.000%, 06/15/2025		795,000	831,315
			30,675,983
Information technology – 2.9%
Activision Blizzard, Inc.
3.400%, 09/15/2026		855,000	864,656
Apple, Inc.
3.200%, 05/13/2025		1,705,000	1,750,095
3.450%, 05/06/2024		1,721,000	1,804,028
Electronic Arts, Inc.
4.800%, 03/01/2026		193,000	213,549
First Data Corp.
5.000%, 01/15/2024 (A)		1,425,000	1,479,578
5.375%, 08/15/2023 (A)		805,000	842,030
IBM Corp.
2.750%, 12/21/2020	GBP	1,225,000	1,723,940
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)		$790,000	826,538
KLA-Tencor Corp.
4.650%, 11/01/2024		774,000	838,221
Match Group, Inc.
6.750%, 12/15/2022		1,415,000	1,460,988
Microsoft Corp.
3.300%, 02/06/2027		870,000	901,754
Netapp, Inc.
3.300%, 09/29/2024		1,085,000	1,082,071
NXP BV
4.625%, 06/01/2023 (A)		1,600,000	1,720,000
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (A)		1,195,000	1,239,215
VMware, Inc.
3.900%, 08/21/2027		990,000	1,000,351
Zebra Technologies Corp.
7.250%, 10/15/2022		803,000	850,176
			18,597,190
Materials – 2.8%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	203,500
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,758,700
4.375%, 12/15/2020		820,000	861,000
5.250%, 07/01/2025		1,960,000	2,151,590
Cemex SAB de CV
6.125%, 05/05/2025 (A)		1,835,000	1,981,800
Cleveland-Cliffs, Inc.
5.750%, 03/01/2025 (A)		1,825,000	1,752,000
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,957,650
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		1,021,000	1,199,675
Praxair, Inc.
3.200%, 01/30/2026		240,000	245,488
Sealed Air Corp.
4.875%, 12/01/2022 (A)		1,190,000	1,265,863
5.125%, 12/01/2024 (A)		965,000	1,038,581
6.500%, 12/01/2020 (A)		1,390,000	1,546,375
Vedanta Resources PLC
6.375%, 07/30/2022 (A)		1,550,000	1,612,000
			17,574,222
Real estate – 1.4%
American Tower Corp.
4.000%, 06/01/2025		1,035,000	1,069,824
CBRE Services, Inc.
5.000%, 03/15/2023		490,000	507,712
Crown Castle International Corp.
4.450%, 02/15/2026		870,000	920,923
Crown Castle Towers LLC
4.883%, 08/15/2040 (A)		454,000	480,852
Equinix, Inc.
5.375%, 05/15/2027		1,735,000	1,886,813
Host Hotels & Resorts LP
5.250%, 03/15/2022		1,394,000	1,516,581
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		1,080,000	1,112,400
Trust F/1401
5.250%, 12/15/2024 (A)		1,195,000	1,274,229
			8,769,334
Telecommunication services – 1.2%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	15,990,000	848,076
GCI, Inc.
6.875%, 04/15/2025		$1,905,000	2,047,875
SFR Group SA
6.250%, 05/15/2024 (A)		830,000	876,480
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,250,000	1,300,000
6.500%, 01/15/2026		1,250,000	1,379,688
6.836%, 04/28/2023		985,000	1,040,406
			7,492,525
Utilities – 2.0%
Emera US Finance LP
3.550%, 06/15/2026		2,415,000	2,430,312
Emera, Inc. (6.750% to 6-15-26, then 3
month LIBOR + 5.440%) 06/15/2076		1,495,000	1,700,563
Fortis, Inc.
3.055%, 10/04/2026		1,440,000	1,386,014
Greenko Dutch BV
5.250%, 07/24/2024 (A)		975,000	991,819
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)		1,225,000	1,251,031
4.500%, 09/15/2027 (A)		1,280,000	1,304,000
NRG Energy, Inc.
6.625%, 01/15/2027		1,625,000	1,702,188
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,440,000	1,439,098
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	119,169
			12,324,194
TOTAL CORPORATE BONDS (Cost
$303,528,368)			$311,171,368

CONVERTIBLE BONDS – 2.5%
Consumer discretionary – 0.2%
Liberty Expedia Holdings, Inc.
1.000%, 06/30/2047 (A)		$587,000	624,054

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CONVERTIBLE BONDS (continued)
Consumer discretionary (continued)
Liberty Media Corp.-Liberty Formula
One
1.000%, 01/30/2023 (A)		$560,000	$665,700
			1,289,754
Consumer staples – 0.1%
Vector Group, Ltd.
12.512%, 01/15/2019 (C)		510,000	751,294
Financials – 0.4%
Old Republic International Corp.
3.750%, 03/15/2018		640,000	818,400
Redwood Trust, Inc.
4.625%, 04/15/2018		1,599,000	1,609,993
			2,428,393
Health care – 0.9%
Anthem, Inc.
2.750%, 10/15/2042		814,000	2,112,330
Bayer Capital Corp. BV
5.625%, 11/22/2019 (A)	EUR	1,200,000	1,743,634
Danaher Corp.
01/22/2021		$440,000	1,441,825
Hologic, Inc. (2.000% to 3-1-18; then
0.000% thereafter) 03/01/2042		430,000	523,525
			5,821,314
Industrials – 0.2%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,239,309
Information technology – 0.4%
Intel Corp.
3.250%, 08/01/2039		790,000	1,451,625
ON Semiconductor Corp.
1.625%, 10/15/2023 (A)		460,000	534,175
Teradyne, Inc.
1.250%, 12/15/2023 (A)		325,000	432,453
			2,418,253
Telecommunication services – 0.1%
Liberty Interactive LLC
1.750%, 09/30/2046 (A)		660,000	782,100
Utilities – 0.2%
NextEra Energy Partners LP
1.500%, 09/15/2020 (A)		1,200,000	1,173,000
TOTAL CONVERTIBLE BONDS (Cost
$13,111,575)			$15,903,417

CAPITAL PREFERRED SECURITIES – 0.8%
Financials – 0.8%
First Maryland Capital I (3 month
LIBOR + 1.000%) 2.304%,
01/15/2027 (C)		610,000	578,738
First Maryland Capital II (3 month
LIBOR + 0.850%) 2.161%,
02/01/2027 (C)		695,000	653,300
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.360%,
12/21/2065 (A)(C)		1,620,000	1,539,000
JPMorgan Chase Capital XXIII (3 month
LIBOR + 1.000%) 2.315%,
05/15/2077 (C)		1,040,000	951,288
USB Capital IX (3 month LIBOR +
1.020%) 3.500%, 10/30/2017 (B)(C)		1,956,000	1,741,916
			5,464,242
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $5,074,516)			$5,464,242

TERM LOANS (D) – 7.1%
Consumer discretionary – 2.2%
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 3.490%,
04/06/2024		1,160,313	1,156,692
CBS Radio, Inc.
10/17/2023 TBD (E)		1,545,000	1,546,931
Charter Communications Operating LLC
(1 month LIBOR + 2.250%) 3.490%,
01/15/2024		2,291,734	2,300,328
Cinemark USA, Inc. (1 and 2 month
LIBOR + 2.000%) 3.270%,
05/09/2022		159,312	159,777
Coral US Company Borrower LLC (1
month LIBOR + 3.500%) 4.735%,
01/31/2025		575,000	568,531
Four Seasons Hotels, Ltd. (1 month
LIBOR + 2.500%) 3.735%,
11/30/2023		2,074,813	2,088,423
Hilton Worldwide Finance LLC (1 month
LIBOR + 2.000%) 3.237%,
10/25/2023		1,230,708	1,235,557
New Red Finance, Inc. (1 and 3 month
LIBOR + 2.250%) 3.523%,
02/16/2024		2,950,451	2,945,287
The ServiceMaster Company LLC (1
month LIBOR + 2.500%) 3.735%,
11/08/2023		1,870,863	1,876,475
			13,878,001
Consumer staples – 0.4%
Aramark Services, Inc. (1 month LIBOR
+ 2.000%) 3.235%, 03/28/2024		1,140,591	1,143,922
Spectrum Brands, Inc. (2 and 3 month
LIBOR + 2.000%) 3.313%,
06/23/2022		1,538,144	1,546,266
			2,690,188
Energy – 0.5%
MEG Energy Corp. (1 month LIBOR +
3.500%) 4.833%, 12/31/2023		1,865,625	1,856,875
Peabody Energy Corp. (1 month LIBOR
+ 4.500%) 4.735%, 03/31/2022		1,349,787	1,355,699
			3,212,574
Financials – 0.1%
USI, Inc.
07/26/2024 TBD (E)		935,000	931,494
Health care – 0.4%
Air Medical Group Holdings, Inc. (1
month LIBOR + 4.000%) 5.237%,
04/28/2022		583,526	582,650
Grifols Worldwide Operations USA, Inc.
(1 week LIBOR + 2.250%) 3.447%,
01/31/2025		1,696,475	1,699,054
			2,281,704
Industrials – 0.5%
American Airlines, Inc. (1 month LIBOR
+ 2.500%) 3.735%, 04/28/2023		1,202,850	1,205,857

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (D) (continued)
Industrials (continued)
RBS Global, Inc. (3 month LIBOR +
2.750%) 4.060%, 08/21/2023	$878,363	$881,323
StandardAero Aviation Holdings, Inc.
07/07/2022 TBD (E)	365,000	367,511
United Airlines, Inc. (3 month LIBOR +
2.250%) 3.561%, 04/01/2024	447,750	449,057
		2,903,748
Information technology – 1.2%
Ascend Learning LLC (3 month LIBOR
+ 3.250%) 4.485%, 07/12/2024	535,000	537,140
Avaya, Inc.
6.250%, 05/29/2020 (F)	1,325,000	1,119,625
Avaya, Inc. (1 month LIBOR + 7.500%)
8.736%, 01/24/2018	265,000	266,892
Dell International LLC (1 month LIBOR
+ 2.500%) 3.740%, 09/07/2023	1,731,934	1,737,338
First Data Corp. (1 month LIBOR +
2.250%) 3.487%, 07/08/2022	2,005,655	2,008,443
Gartner, Inc. (1 month LIBOR +
2.000%) 3.235%, 04/05/2024	761,175	766,884
Zebra Technologies Corp. (3 month
LIBOR + 2.000%) 3.314%,
10/27/2021	1,353,306	1,354,565
		7,790,887
Materials – 0.6%
Berry Plastics Corp. (1 month LIBOR +
2.250%)
3.485%, 02/08/2020 to 01/19/2024	3,520,807	3,526,235
Telecommunication services – 1.2%
Atlantic Broadband Finance LLC
08/11/2024 TBD (E)	1,195,000	1,186,970
CenturyLink Escrow LLC
2.750%, 01/31/2025	865,000	837,753
CenturyLink, Inc.
02/17/2018 TBD (E)	1,740,000	1,740,000
SBA Senior Finance II LLC (1 month
LIBOR + 2.250%) 3.490%,
03/24/2021	1,969,731	1,974,163
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 3.750%,
02/02/2024	1,940,250	1,941,472
		7,680,358
TOTAL TERM LOANS (Cost $45,058,404)		$44,895,189

COLLATERALIZED MORTGAGE
OBLIGATIONS – 5.3%
Commercial and residential – 4.3%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1
3.493%, 04/25/2035 (C)	310,597	315,976
Americold LLC
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (A)	645,000	717,250
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-10, Class 12A3,
3.346%, 01/25/2035 (C)	273,248	275,281
Series 2005-2, Class A1 (1 Year CMT
+ 2.450%),
3.260%, 03/25/2035 (C)	190,870	192,709
Series 2005-5, Class A2 (1 Year CMT
+ 2.150%),
2.820%, 08/25/2035 (C)	270,021	268,893
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month
LIBOR + 0.700%),
1.937%, 01/25/2035 (C)	178,514	174,986
Series 2004-13, Class A1 (1 month
LIBOR + 0.740%),
1.977%, 11/25/2034 (C)	245,521	245,549
Series 2004-8, Class 1A (1 month
LIBOR + 0.700%),
1.937%, 09/25/2034 (C)	122,234	121,090
Series 2005-7, Class 11A1 (1 month
LIBOR + 0.540%),
1.777%, 08/25/2035 (C)	174,474	170,981
BWAY Mortgage Trust
Series 2015-1740, Class D
3.787%, 01/10/2035 (A)(C)	371,000	367,796
BXHTL Mortgage Trust
Series 2015-JWRZ, Class GL2 (1
month LIBOR + 3.688%)
4.923%, 05/15/2029 (A)(C)	630,000	636,698
BXP Trust
Series 2017-CC, Class C,
3.670%, 08/13/2037 (A)(C)	565,000	565,479
Series 2017-GM, Class D,
3.539%, 06/13/2039 (A)(C)	1,220,000	1,169,498
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month
LIBOR + 2.500%)
3.727%, 05/15/2030 (A)(C)	115,000	115,359
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month
LIBOR + 1.600%)
2.827%, 07/15/2028 (A)(C)	195,000	195,000
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A1
3.679%, 02/25/2037 (C)	105,518	106,470
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.335%, 06/11/2032 (A)(C)	675,000	674,582
Cold Storage Trust
Series 2017-E3, Class C (1 month
LIBOR + 1.350%)
2.584%, 04/15/2036 (A)(C)	775,000	779,981
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank)
Series 2013-WWP, Class D
3.898%, 03/10/2031 (A)	290,000	299,509
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%)
3.487%, 02/13/2032 (A)(C)	1,265,000	1,269,899
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley)
Series 2014-PAT, Class E (1 month
LIBOR + 3.150%)
4.467%, 08/13/2027 (A)(C)	361,000	362,501
Core Industrial Trust
Series 2015-CALW, Class F
3.979%, 02/10/2034 (A)(C)	695,000	696,131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Credit Suisse Commercial Mortgage
Trust
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (A)	$680,000	$712,381
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.431%, 09/19/2044	2,181,875	102,641
Series 2005-AR2, Class X2 IO,
1.570%, 03/19/2045	3,682,110	197,748
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX
3.495%, 12/15/2034 (A)(C)	800,000	801,270
GRACE Mortgage Trust
Series 2014-GRCE, Class F
3.710%, 06/10/2028 (A)(C)	600,000	603,079
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.959%, 07/10/2038 (C)	37,354	37,663
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1
3.763%, 05/25/2034 (C)	465,878	472,617
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
3.254%, 06/19/2034 (C)	239,993	241,603
Series 2004-7, Class 4A,
3.669%, 11/19/2034 (C)	344,190	353,480
Series 2005-2, Class X IO,
1.424%, 05/19/2035	1,446,795	69,887
Series 2005-9, Class 2A1A (1 month
LIBOR + 0.340%),
1.576%, 06/20/2035 (C)	332,702	325,140
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%),
1.686%, 06/20/2035 (C)	225,965	224,472
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (A)	8,344,504	127,921
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	8,788,999	125,208
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (A)	7,067,944	88,505
IMT Trust
Series 2017-A3, Class EFL (1 month
LIBOR + 2.150%)
3.384%, 06/15/2034 (A)(C)	325,000	324,594
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.605%, 10/25/2036	5,666,181	367,486
Series 2005-AR18, Class 2X IO,
1.358%, 10/25/2036	13,877,221	437,110
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP7, Class AM
6.138%, 04/17/2045 (C)	8,451	8,444
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
3.141%, 12/25/2034 (C)	133,537	134,522
Series 2005-A2, Class A2,
2.973%, 02/25/2035 (C)	295,814	301,974
Series 2005-A8, Class A2A (1 month
LIBOR + 0.270%),
1.507%, 08/25/2036 (C)	1,129,219	1,100,003
Series 2006-3, Class 2A1,
3.345%, 10/25/2036 (C)	166,403	164,165
Morgan Stanley Capital I Trust
Series 2014-150E, Class F
4.438%, 09/09/2032 (A)(C)	695,000	692,120
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
3.418%, 10/25/2034 (C)	283,060	287,764
Series 2004-9, Class 1A,
5.423%, 11/25/2034 (C)	175,261	183,415
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (A)	405,000	403,871
MSDB Trust
Series 2017-712F, Class B
3.568%, 07/11/2039 (A)(C)	785,000	792,401
Olympic Tower Mortgage Trust
Series 2017-OT, Class A
3.566%, 05/10/2039 (A)	595,000	613,352
One Market Plaza Trust
Series 2017-1MKT, Class D
4.145%, 02/10/2032 (A)	275,000	280,935
Opteum Mortgage Acceptance Corp.
Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%)
1.547%, 11/25/2035 (C)	196,806	194,562
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.590%, 01/11/2037 (A)(C)	540,000	534,745
SFAVE Commercial Mortgage Securities
Trust
Series 2015-5AVE, Class D
4.534%, 01/05/2043 (A)(C)	635,000	512,508
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6
3.287%, 12/25/2033 (C)	209,142	207,309
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1
3.114%, 09/25/2037 (C)	668,576	673,345
VNDO Trust
Series 2016-350P, Class D
4.033%, 01/10/2035 (A)(C)	999,000	983,907
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.923%, 01/25/2035 (C)	315,215	321,998
Series 2005-AR19, Class A1A2 (1
month LIBOR + 0.290%),
1.527%, 12/25/2045 (C)	396,546	388,230
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
1.607%, 01/25/2045 (C)	484,765	468,730
Series 2005-AR2, Class 2A2B (1
month LIBOR + 0.380%),
1.617%, 01/25/2045 (C)	334,873	327,107
Series 2005-AR3, Class A2,
3.062%, 03/25/2035 (C)	306,838	310,600
Series 2005-AR6, Class 2A1A (1
month LIBOR + 0.230%),
1.467%, 04/25/2045 (C)	694,761	681,446

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage Pass
Through Certificates (continued)
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.420%),
1.657%, 07/25/2045 (C)	$363,137	$354,124
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.360%),
1.597%, 07/25/2045 (C)	355,426	349,022
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E
3.668%, 04/16/2035 (A)(C)	380,000	346,551
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-Z, Class 2A1
3.008%, 12/25/2034 (C)	234,412	238,494
		27,190,067
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month
LIBOR + 0.650%),
2.887%, 04/25/2024 (C)	298,001	301,806
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.087%, 10/25/2027 (C)	365,000	372,878
Series 2015-DNA1, Class M3 (1
month LIBOR + 0.330%),
4.537%, 10/25/2027 (C)	300,000	332,645
Series 2016-A3, Class M1 (1 month
LIBOR + 0.800%),
2.037%, 03/25/2029 (C)	462,148	463,050
Series 2016-DNA2, Class M2 (1
month LIBOR + 2.200%),
3.437%, 10/25/2028 (C)	1,145,000	1,163,658
Series 2017-DNA3, Class M1 (1
month LIBOR + 0.750%),
1.985%, 03/25/2030 (C)	585,000	585,274
Series 292, Class IO,
3.500%, 11/15/2027	661,219	72,415
Series 304, Class C42 IO,
4.000%, 12/15/2027	843,071	73,608
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	932,794	122,112
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,226,108	130,220
Series 2014-C02, Class 1M1 (1 month
LIBOR + 0.950%),
2.187%, 05/25/2024 (C)	107,272	107,683
Series 2014-C03, Class 1M1 (1 month
LIBOR + 0.950%),
2.187%, 10/25/2029 (C)	1,317,540	1,323,911
Series 2014-C04, Class 2M1 (1 month
LIBOR + 0.850%),
2.087%, 11/25/2029 (C)	753,669	755,806
Series 402, Class 3 IO,
4.000%, 11/25/2039	153,883	30,455
Series 402, Class 4 IO,
4.000%, 10/25/2039	150,702	28,307
Series 402, Class 7 IO,
4.500%, 11/25/2039	167,145	34,814
Series 406, Class 3 IO,
4.000%, 01/25/2041	162,025	32,219
Series 407, Class 4 IO,
4.500%, 03/25/2041	288,559	56,141
Series 407, Class 7 IO,
5.000%, 03/25/2041	696,363	140,977
Series 407, Class 8 IO,
5.000%, 03/25/2041	362,070	66,980
		6,194,959
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,412,861)		$33,385,026

ASSET BACKED SECURITIES – 4.2%
Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month
LIBOR + 0.735%)
1.972%, 10/25/2035 (C)	612,149	615,225
Accredited Mortgage Loan Trust
Series 2005-2ACCR, Class M2 (1
month LIBOR + 0.660%)
1.897%, 07/25/2035 (C)	236,029	236,580
Aegis Asset Backed Securities Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.440%)
1.677%, 06/25/2035 (C)	277,817	275,328
Applebee’s Funding LLC
Series 2014-1, Class A2
4.277%, 09/05/2044 (A)	420,000	411,054
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month
LIBOR + 0.240%)
1.477%, 07/25/2036 (A)(C)	645,783	637,728
Chase Issuance Trust
Series 2015-A7, Class A7
1.620%, 07/15/2020	430,000	430,304
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3
1.920%, 04/07/2022	880,000	880,440
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.474%, 03/20/2043 (A)	2,019,893	2,035,045
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	1,600,988	1,663,735
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	2,622,750	2,683,152
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (A)	520,000	519,948
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (A)	1,881,188	1,940,689
Series 2017-1A, Class A2I (3 month
LIBOR + 1.250%)
2.486%, 07/25/2047 (A)(C)	2,055,000	2,054,651
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (A)	476,513	480,544
First Frankin Mortgage Loan Trust
Series 2005-FF7, Class M2 (1 month
LIBOR + 0.470%)
1.707%, 07/25/2035 (C)	430,783	431,780

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (A)	$608,475	$636,148
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1
month LIBOR + 0.370%)
1.607%, 10/25/2035 (C)	542,121	535,997
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month
LIBOR + 1.500%)
2.737%, 06/25/2033 (C)	168,007	171,940
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month
LIBOR + 0.675%)
1.912%, 03/25/2035 (C)	760,000	758,718
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month
LIBOR + 0.660%)
1.897%, 05/25/2035 (C)	640,526	642,578
RASC Trust
Series 2005-KS7, Class M4 (1 month
LIBOR + 0.870%)
2.107%, 08/25/2035 (C)	340,000	342,165
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month
LIBOR + 0.150%)
1.387%, 09/25/2036 (C)	854,777	850,150
Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (1
month LIBOR + 0.300%)
1.537%, 12/25/2036 (C)	374,097	373,996
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.735%)
1.972%, 03/25/2035 (C)	785,422	786,646
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.970%, 05/25/2046 (A)	2,781,900	2,945,726
Towd Point Mortgage Trust
Series 2017-3, Class A1
2.750%, 06/25/2057 (A)(C)	968,056	972,872
Wendys Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (A)	2,116,800	2,167,667
TOTAL ASSET BACKED SECURITIES (Cost
$25,773,849)		$26,480,806

PREFERRED SECURITIES – 6.4%
Energy – 0.6%
Hess Corp., 8.000%	12,050	710,468
Kinder Morgan, Inc., 9.750%	72,556	3,087,258
		3,797,726
Financials – 3.5%
First Republic Bank, 5.125%	28,400	711,420
First Republic Bank, 5.500%	22,976	600,363
First Tennessee Bank NA (Greater of 3
month LIBOR + 0.850% or 3.750%),
3.750% (A)(C)	2,315	1,840,642
Huntington Bancshares, Inc., 8.500%	1,876	2,776,480
IBERIABANK Corp. (6.600% to 5-1-26,
then 3 month LIBOR + 4.920%)	11,376	313,295
M&T Bank Corp., Series A, 6.375%	940	968,200
People’s United Financial, Inc. (5.625%
to 12-15-26, then 3 month LIBOR +
4.020%)	48,725	1,308,266
Regions Financial Corp., 6.375%	49,955	1,271,355
Stifel Financial Corp., 5.200%	55,425	1,413,338
SunTrust Banks, Inc. (3 month LIBOR +
0.530%), 4.000% (C)	24,525	612,635
The Hartford Financial Services
Group, Inc. (7.875% to 04-15-22, then
3 month LIBOR + 5.596%)	50,575	1,535,457
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	64,350	1,875,803
U.S. Bancorp (Greater of 3 month
LIBOR + 1.020% or 3.500%),
3.500% (C)	2,829	2,447,113
Valley National Bancorp (5.500% to
9-30-22, then 3 month LIBOR +
3.578%)	22,825	608,743
Valley National Bancorp (6.250% to
6-30-25, then 3 month LIBOR +
3.850%)	26,533	741,597
Wells Fargo & Company (5.850% to
9-15-23, then 3 month LIBOR +
3.090%)	27,605	753,064
Wells Fargo & Company (6.625% to
3-15-24, then 3 month LIBOR +
3.690%)	39,713	1,148,103
Wells Fargo & Company, Series L,
7.500%	199	261,685
Zions Bancorporation (6.950% to
9-15-23, then 3 month LIBOR +
3.890%)	22,575	673,187
		21,860,746
Health care – 0.4%
Allergan PLC, 5.500%	899	663,300
Becton, Dickinson and Company,
6.125%	38,695	2,138,286
		2,801,586
Industrials – 0.3%
Rexnord Corp., 5.750%	24,215	1,409,555
Stanley Black & Decker, Inc., 5.375%	3,200	366,880
		1,776,435
Real estate – 0.4%
American Tower Corp., 5.500%	13,410	1,637,093
Colony NorthStar, Inc., 7.125%	19,975	512,958
Crown Castle International Corp.,
Series A, 6.875%	685	731,580
		2,881,631
Utilities – 1.2%
Dominion Energy, Inc., 6.750%	40,180	2,039,135
NextEra Energy, Inc., 6.123%	49,405	2,731,108
NextEra Energy, Inc., 6.371%	32,765	2,172,647
SCE Trust VI, 5.000%	29,325	744,269
		7,687,159
TOTAL PREFERRED SECURITIES (Cost
$38,335,604)		$40,805,283
COMMON STOCKS – 2.6%
Consumer discretionary – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Financials – 2.5%
American Express Company	6,645	601,107
BankUnited, Inc.	15,724	559,303
Capital One Financial Corp.	21,545	1,824,000
Commerce Bancshares, Inc.	24,757	1,430,212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Cullen/Frost Bankers, Inc.	13,755	$1,305,625
First Republic Bank	10,630	1,110,410
Glacier Bancorp, Inc.	21,152	798,700
Investors Bancorp, Inc.	73,647	1,004,545
MB Financial, Inc.	15,567	700,826
Oritani Financial Corp.	35,820	601,776
Park National Corp.	7,109	767,701
SVB Financial Group (H)	4,564	853,879
Synovus Financial Corp.	37,548	1,729,461
The PNC Financial Services Group, Inc.	18,510	2,494,593
		15,782,138
Industrials – 0.1%
HC2 Holdings, Inc. (H)	88,710	468,389
TOTAL COMMON STOCKS (Cost
$11,408,867)		$16,250,527
WARRANTS – 0.3%
JPMorgan Chase & Co. (Expiration
date: 10-28-18; Strike Price:
$41.97) (H)	9,050	488,700
SunTrust Banks, Inc. (Expiration
date: 11-14-18; Strike Price:
$44.15) (H)	30,653	485,237
The PNC Financial Services Group, Inc.
(Expiration Date: 12-31-18; Strike
Price: $67.33) (H)	7,800	525,408
Wells Fargo & Company (Expiration
Date: 10-28-18; Strike Price:
$33.76) (H)	20,400	439,824
TOTAL WARRANTS (Cost $1,645,283)		$1,939,169

PURCHASED OPTIONS – 0.4%
Calls – 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12-8-17; Strike
Price: $1.25; Counterparty: RBC
Dominion Securities, Inc.) (H)(I)	12,490,000	150,092
Over the Counter Option on the USD vs.
KRW (Expiration Date: 10-30-2017;
Strike Price: $1,255.00;
Counterparty: Morgan Stanley &
Company, Inc.) (H)(I)	8,320,000	7,971
Over the Counter Option on the USD vs.
KRW (Expiration Date: 9-29-17;
Strike Price: $1,210.00;
Counterparty: Standard Chartered
Bank) (H)(I)	11,711,915	12
		158,075
Puts – 0.3%
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 9-28-18; Strike
Price: EUR 120.00;
Counterparty: Citibank NA) (H)(I)	16,781,035	265,967
Over the Counter Option on the GBP vs.
CAD (Expiration Date: 5-1-19; Strike
Price: GBP 1.59; Counterparty: JP
Morgan Securities, Inc.) (H)(I)	7,615,000	214,378
Over the Counter Option on the GBP vs.
USD (Expiration Date: 6-29-18; Strike
Price: GBP 1.24;
Counterparty: Goldman Sachs &
Company) (H)(I)	17,235,000	151,318
Over the Counter Option on the GBP vs.
USD (Expiration Date: 9-12-18; Strike
Price: $100.50;
Counterparty: Goldman Sachs &
Company) (H)(I)	16,910,000	214,858
Over the Counter Option on the GBP vs.
USD (Expiration Date: 9-25-18; Strike
Price: GBP 1.25; Counterparty: U.S.
Bank NA) (H)(I)	10,195,000	152,638
Over the Counter Option on the USD vs.
CAD (Expiration Date: 10-10-17;
Strike Price: $1.17;
Counterparty: Canadian Imperial
Bank) (H)(I)	25,735,000	26
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11-3-17; Strike
Price: $1.18; Counterparty: RBC
Dominion Securities, Inc.) (H)(I)	21,000,000	2,520
Over the Counter Option on the USD vs.
CAD (Expiration Date: 1-18-18; Strike
Price: $1.28; Counterparty: RBC
Dominion Securities, Inc.) (H)(I)	5,520,000	166,732
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11-9-2017;
Strike Price: $1.27;
Counterparty: Toronto Dominion
Bank) (H)(I)	12,150,000	223,997
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12-13-17;
Strike Price: $1.23;
Counterparty: RBC Dominion
Securities, Inc.) (H)(I)	12,145,000	90,881
Over the Counter Option on the USD vs.
CAD (Expiration Date: 12-15-17;
Strike Price: $1.18;
Counterparty: RBC Dominion
Securities, Inc.) (H)(I)	16,500,000	20,328
Over the Counter Option on the USD vs.
CAD (Expiration Date: 9-7-18; Strike
Price: $1.25; Counterparty: Goldman
Sachs & Company) (H)(I)	15,330,000	468,638
Over the Counter Option on the USD vs.
JPY (Expiration Date: 11-15-17;
Strike Price: $97.65;
Counterparty: UBS
Securities LLC) (H)(I)	7,515,000	947
		1,973,228
TOTAL PURCHASED OPTIONS (Cost
$3,691,491)		$2,131,303

SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 2.4%
Federal Agricultural Mortgage Corp.
Discount Note
0.700%, 10/02/2017 *	$1,509,000	1,508,971
Federal Farm Credit Bank Discount Note
0.700%, 10/02/2017 *	259,000	258,995
Federal Home Loan Bank Discount Note
0.700%, 10/02/2017 *	13,443,000	13,442,756
		15,210,722

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.6%
Barclays Tri-Party Repurchase
Agreement dated 9-29-17 at 1.020%
to be repurchased at $1,951,166 on
10-2-17, collateralized by $1,969,700
U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $1,990,212,
including interest)	$1,951,000	$1,951,000
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $1,572,045 on 10-2-17,
collateralized by $1,545,000
U.S. Treasury Notes, 2.625% due
11-15-20 (valued at $1,607,095,
including interest)	1,572,000	1,572,000
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.000% to be
repurchased at $415,994 on 10-2-17,
collateralized by $423,300
U.S. Treasury Notes, 1.500% due
8-31-18 (valued at $423,813, including
interest)	415,994	415,994
		3,938,994
TOTAL SHORT-TERM INVESTMENTS (Cost $19,149,716)		$19,149,716
Total Investments (Strategic Income Opportunities Trust)
(Cost $619,213,176) – 100.5%		$634,891,629
Other assets and liabilities, net – (0.5%)		(3,213,945)
TOTAL NET ASSETS – 100.0%		$631,677,684

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,659,933 or 23.1% of the fund’s net assets as of 9-30-17.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	468	Short	Dec 2017	$(59,252,025)	$(58,646,250)	$605,775
5-Year U.S. Treasury Note Futures	323	Short	Dec 2017	(38,151,429)	(37,952,500)	198,929
U.S. Treasury Long Bond Futures	98	Short	Dec 2017	(15,171,640)	(14,975,625)	196,015
						$1,000,719

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	395,000	USD	313,352	Australia and New Zealand Banking Group	12/20/2017	—	($3,794)
CAD	10,222,652	EUR	6,915,000	Royal Bank of Canada	12/20/2017	—	(11,439)
CAD	3,515,000	MXN	51,492,641	Citibank N.A.	12/20/2017	$25,602	—
CAD	3,495,000	MXN	51,225,516	Standard Chartered Bank	12/20/2017	24,054	—
CAD	59,153,725	USD	47,682,000	Citibank N.A.	12/20/2017	—	(249,984)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	32,453,738	USD	26,196,000	Goldman Sachs Bank USA	12/20/2017	—	($173,190)
CAD	11,306,037	USD	9,120,000	HSBC Bank USA	12/20/2017	—	(54,331)
CAD	62,919,193	USD	50,583,529	Royal Bank of Canada	12/20/2017	—	(132,199)
CAD	11,313,907	USD	9,120,000	State Street Bank and Trust Company	12/20/2017	—	(48,020)
CAD	1,330,452	USD	1,075,000	Toronto Dominion Bank	12/20/2017	—	(8,186)
EUR	6,915,000	CAD	10,203,430	Royal Bank of Canada	12/20/2017	$26,853	—
EUR	6,965,000	USD	8,168,726	U.S. Bank	10/2/2017	63,213	—
EUR	10,385,000	USD	12,400,209	Goldman Sachs Bank USA	12/20/2017	—	(72,766)
EUR	64,875,000	USD	77,407,299	Standard Chartered Bank	12/20/2017	—	(397,872)
EUR	6,975,000	USD	8,404,868	State Street Bank and Trust Company	12/20/2017	—	(125,242)
GBP	22,160,000	USD	30,181,450	State Street Bank and Trust Company	12/20/2017	—	(415,851)
MXN	152,064,332	CAD	10,315,000	Citibank N.A.	12/20/2017	—	(23,294)
MXN	49,434,275	CAD	3,350,000	Goldman Sachs Bank USA	12/20/2017	—	(4,941)
MXN	21,792,147	CAD	1,474,000	Standard Chartered Bank	12/20/2017	53	—
MXN	179,480,846	USD	9,771,386	State Street Bank and Trust Company	12/20/2017	—	(36,639)
NZD	2,341,000	USD	1,716,796	HSBC Bank USA	12/20/2017	—	(28,449)
NZD	11,540,000	USD	8,371,924	Standard Chartered Bank	12/20/2017	—	(49,190)
NZD	9,869,000	USD	7,221,701	State Street Bank and Trust Company	12/20/2017	—	(104,104)
SGD	3,966,199	USD	2,922,027	Goldman Sachs Bank USA	12/20/2017	4,444	—
SGD	5,165,608	USD	3,804,615	HSBC Bank USA	12/20/2017	6,843	—
USD	11,918,740	AUD	14,912,126	Australia and New Zealand Banking Group	12/20/2017	232,244	—
USD	16,315,000	CAD	19,835,369	Bank of Nova Scotia	12/20/2017	410,143	—
USD	26,569,375	CAD	32,677,913	Goldman Sachs Bank USA	12/20/2017	366,811	—
USD	7,349,322	CAD	8,930,014	HSBC Bank USA	12/20/2017	188,850	—
USD	6,365,751	CAD	7,861,355	Royal Bank of Canada	12/20/2017	62,177	—
USD	24,121,362	CAD	29,425,329	State Street Bank and Trust Company	12/20/2017	526,861	—
USD	24,170,625	CAD	29,472,355	Toronto Dominion Bank	12/20/2017	538,416	—
USD	1,689,757	DKK	10,519,327	Citibank N.A.	12/20/2017	11,248	—
USD	8,206,671	EUR	6,965,000	U.S. Bank	10/2/2017	—	(25,265)
USD	12,306,549	EUR	10,340,000	Citibank N.A.	12/20/2017	32,523	—
USD	12,183,782	EUR	10,170,000	Goldman Sachs Bank USA	12/20/2017	111,553	—
USD	16,528,784	EUR	13,845,000	HSBC Bank USA	12/20/2017	94,171	—
USD	20,175,536	EUR	16,790,000	Royal Bank of Canada	12/20/2017	245,080	—
USD	44,858,176	EUR	37,765,000	Standard Chartered Bank	12/20/2017	29,490	—
USD	49,384,347	EUR	41,540,000	State Street Bank and Trust Company	12/20/2017	74,572	—
USD	16,482,296	EUR	13,930,000	U.S. Bank	12/20/2017	—	(53,215)
USD	4,677,044	GBP	3,485,000	Bank of Nova Scotia	12/20/2017	—	(4,053)
USD	27,529,280	GBP	20,769,448	HSBC Bank USA	12/20/2017	—	(368,512)
USD	11,512,983	MXN	207,717,236	State Street Bank and Trust Company	12/20/2017	246,741	—
USD	5,195,381	NZD	7,160,000	HSBC Bank USA	12/20/2017	31,536	—
USD	55,516,464	NZD	76,631,000	State Street Bank and Trust Company	12/20/2017	249,617	—
USD	8,700,509	SEK	69,564,488	Citibank N.A.	12/20/2017	120,397	—
USD	41,139,614	SGD	55,438,510	HSBC Bank USA	12/20/2017	234,158	—
						$3,957,650	($2,390,536)

WRITTEN OPTIONS

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Puts
Pound Sterling versus Canadian Dollar	J.P. Morgan Securities, Inc.	GBP	1.59	May 2019	7,615,000	$360,119	$(214,378)
						$360,119	$(214,378)

* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 67.5%
U.S. Government – 38.1%
U.S. Treasury Bonds
3.000%, 02/15/2047	$20,185,000	$20,748,761
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,766,748
4.375%, 05/15/2041	1,830,000	2,339,326
4.625%, 02/15/2040	5,000,000	6,577,344
4.750%, 02/15/2041	2,000,000	2,685,469
7.875%, 02/15/2021	3,400,000	4,085,711
8.125%, 08/15/2021	1,400,000	1,732,664
8.750%, 08/15/2020	5,750,000	6,899,551
U.S. Treasury Notes
0.625%, 04/30/2018	6,600,000	6,575,784
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,990,234
1.375%, 09/30/2018 to 10/31/2020	31,400,000	31,141,395
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,217,774
1.625%, 06/30/2019 to 07/31/2020	30,300,000	30,342,660
1.750%, 09/30/2019	7,000,000	7,035,000
2.000%, 11/15/2021 to 02/15/2022	25,400,000	25,587,607
2.250%, 08/15/2027	19,595,000	19,452,630
2.750%, 02/15/2019	7,000,000	7,125,781
3.125%, 05/15/2021	13,100,000	13,735,043
4.250%, 11/15/2017	7,300,000	7,327,481
		219,366,963
U.S. Government Agency – 29.4%
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	257,007
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,526,103
2.500%, TBA (A)	3,000,000	3,020,391
2.500%, 04/01/2031	2,457,794	2,476,708
3.000%, TBA (A)	5,000,000	5,012,764
3.000%, 10/01/2042 to 08/01/2046	5,973,990	6,007,084
3.500%, TBA (A)	4,300,000	4,431,745
3.500%, 12/01/2025 to 03/01/2045	5,194,332	5,398,580
3.617%, (12 month LIBOR +
1.868%), 08/01/2037 (B)	600,545	636,771
3.850%, (12 month LIBOR +
2.100%), 02/01/2037 (B)	66,131	70,213
4.000%, 02/01/2024 to 12/01/2040	1,495,479	1,584,999
4.500%, 05/01/2024 to 11/01/2041	2,789,157	3,010,361
5.000%, TBA (A)	2,300,000	2,499,268
5.000%, 06/01/2023 to 10/01/2040	685,630	753,086
5.500%, 02/01/2023 to 01/01/2039	892,536	996,128
6.000%, 10/01/2036 to 10/01/2038	426,222	484,613
6.250%, 07/15/2032	450,000	632,350
6.500%, 01/01/2021 to 09/01/2038	102,681	117,602
6.750%, 09/15/2029	1,200,000	1,684,162
7.000%, 04/01/2029 to 10/01/2038	76,591	88,988
7.500%, 09/01/2030 to 03/01/2032	11,101	13,128
8.000%, 02/01/2030	1,517	1,810
Federal National Mortgage Association
2.500%, TBA (A)	4,000,000	4,025,938
2.500%, 05/01/2028	1,450,706	1,468,670
2.625%, 09/06/2024	1,000,000	1,022,518
2.798%, (6 month LIBOR + 1.414%),
07/01/2034 (B)	222,136	228,325
2.946%, (12 month LIBOR +
1.321%), 01/01/2035 (B)	437,204	452,518
3.000%, TBA (A)	11,400,000	11,428,210
3.000%, 01/01/2027 to 07/01/2046	16,834,701	17,046,179
3.065%, (1 Year CMT + 2.185%),
05/01/2036 (B)	95,392	99,005
3.280%, (12 month LIBOR +
1.888%), 10/01/2037 (B)	94,418	100,246
3.360%, (12 month LIBOR +
1.622%), 09/01/2037 (B)	174,286	180,287
3.500%, TBA (A)	3,000,000	3,091,212
3.500%, 12/01/2025 to 07/01/2046	22,383,821	23,204,626
3.516%, (12 month LIBOR +
1.763%), 04/01/2037 (B)	447,276	464,755
4.000%, 08/01/2020 to 12/01/2042	7,109,143	7,535,174
4.500%, 06/01/2018 to 06/01/2041	3,932,147	4,230,498
5.000%, 12/01/2018 to 07/01/2039	1,981,825	2,170,473
5.500%, 08/01/2021 to 11/01/2038	1,207,850	1,336,843
6.000%, 01/01/2021 to 08/01/2038	883,750	993,987
6.500%, 03/01/2022 to 12/01/2037	228,684	263,160
7.000%, 02/01/2031 to 10/01/2038	72,792	84,429
7.125%, 01/15/2030	209,000	303,733
7.250%, 05/15/2030	1,450,000	2,138,359
7.500%, 09/01/2030 to 08/01/2031	24,846	29,427
8.000%, 08/01/2030 to 09/01/2031	7,174	8,540
8.500%, 09/01/2030	1,065	1,289
Financing Corp.
8.600%, 09/26/2019	675,000	766,521
Government National
Mortgage Association
3.000%, TBA (A)	5,000,000	5,067,108
3.000%, 08/15/2043 to 04/20/2047	5,909,339	6,002,365
3.500%, TBA (A)	2,800,000	2,909,941
3.500%, 04/15/2042 to 02/20/2047	18,745,645	19,533,689
4.000%, 11/15/2026 to 08/20/2045	5,620,654	5,966,272
4.500%, 05/15/2019 to 10/20/2040	1,902,653	2,057,732
5.000%, 05/15/2018 to 07/20/2040	1,711,518	1,881,075
5.500%, 08/15/2023 to 09/20/2039	640,641	716,240
6.000%, 07/15/2029 to 10/15/2038	387,569	442,175
6.500%, 05/15/2028 to 12/15/2038	248,066	286,738
7.000%, 08/15/2029 to 05/15/2032	45,149	52,719
7.500%, 08/15/2029 to 01/15/2031	14,447	17,114
8.000%, 04/15/2031	8,068	9,873
8.500%, 09/15/2030	5,401	6,600
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	746,148
		169,074,572
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $381,705,233)		$388,441,535

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS – 2.1%
Brazil – 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025 (C)	$1,612,000	$1,628,120
5.875%, 01/15/2019	105,000	110,513
		1,738,633
Canada – 0.5%
Province of British Columbia
6.500%, 01/15/2026	490,000	615,620
Province of Manitoba
9.625%, 12/01/2018	300,000	326,166
Province of Ontario
1.100%, 10/25/2017	1,000,000	999,820
Province of Quebec
7.125%, 02/09/2024	150,000	187,427
7.500%, 07/15/2023	410,000	511,679
		2,640,712
Chile – 0.1%
Republic of Chile
3.875%, 08/05/2020 (C)	510,000	537,224
Colombia – 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	586,850
Israel – 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	555,708
5.500%, 09/18/2023	455,000	539,356
		1,095,064
Italy – 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	359,400
Mexico – 0.2%
Government of Mexico
6.050%, 01/11/2040	930,000	1,116,000
Panama – 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	489,325
Peru – 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	336,250
7.125%, 03/30/2019 (C)	120,000	129,960
		466,210
Philippines – 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,060,601
Poland – 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	118,787
South Africa – 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	787,011
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	410,500
6.250%, 09/26/2022	400,000	438,732
		849,232
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$11,458,178)		$11,845,049

CORPORATE BONDS – 26.8%
Consumer discretionary – 2.3%
21st Century Fox America, Inc.
6.650%, 11/15/2037	$440,000	$578,404
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	250,834
2.450%, 09/24/2020	470,000	476,252
Brinker International, Inc.
3.875%, 05/15/2023	250,000	244,375
CBS Corp.
4.300%, 02/15/2021	150,000	158,598
Comcast Corp.
2.350%, 01/15/2027	455,000	424,497
5.700%, 07/01/2019	310,000	330,623
6.500%, 11/15/2035	255,000	340,337
Discovery Communications LLC
5.625%, 08/15/2019	154,000	163,291
Ford Motor Credit Company LLC
3.336%, 03/18/2021	1,000,000	1,022,488
General Motors Financial Company, Inc.
5.250%, 03/01/2026	650,000	705,359
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	266,772
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	256,808
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	173,779
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	473,644
McDonald’s Corp.
3.625%, 05/20/2021	250,000	261,924
5.000%, 02/01/2019	228,000	237,301
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	248,570
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	250,927
3.900%, 11/01/2025	250,000	258,869
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	321,157
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	144,068
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	406,240
3.350%, 09/15/2025	752,000	777,541
4.250%, 04/01/2046	390,000	420,397
5.875%, 12/16/2036	280,000	363,528
The Walt Disney Company
1.500%, 09/17/2018	500,000	500,176
3.150%, 09/17/2025	500,000	509,572
Time Warner Cable LLC
4.125%, 02/15/2021	60,000	62,289
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	100,185
7.570%, 02/01/2024	240,000	298,362
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	713,361
Time Warner, Inc.
4.850%, 07/15/2045	500,000	507,859
7.625%, 04/15/2031	285,000	388,527
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	333,384
Viacom, Inc.
4.500%, 03/01/2021	120,000	126,195
		13,096,493
Consumer staples – 1.9%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	535,303

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Altria Group, Inc. (continued)
9.250%, 08/06/2019	$105,000	$118,904
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	827,300
4.900%, 02/01/2046	500,000	569,043
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	506,409
7.750%, 01/15/2019	335,000	359,785
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	176,703
Campbell Soup Company
4.500%, 02/15/2019	300,000	310,332
Conagra Brands, Inc.
9.750%, 03/01/2021	175,000	213,235
CVS Health Corp.
3.875%, 07/20/2025	650,000	677,721
4.125%, 05/15/2021	60,000	63,362
CVS Pass-Through Trust
8.353%, 07/10/2031 (D)	80,628	104,857
Diageo Capital PLC
4.828%, 07/15/2020	95,000	102,312
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	266,875
General Mills, Inc.
5.650%, 02/15/2019	315,000	330,971
Kellogg Company
4.150%, 11/15/2019	30,000	31,311
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	265,378
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	474,654
3.950%, 07/15/2025	600,000	617,762
6.125%, 08/23/2018	66,000	68,538
6.875%, 01/26/2039	40,000	51,365
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	492,379
4.000%, 03/05/2042	270,000	276,585
5.500%, 01/15/2040	280,000	351,584
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	262,678
4.125%, 05/17/2021	320,000	339,304
Reynolds American, Inc.
3.250%, 11/01/2022 (C)	270,000	276,014
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (D)	250,000	254,055
The Clorox Company
5.950%, 10/15/2017	295,000	295,453
The Coca-Cola Company
3.150%, 11/15/2020	560,000	582,119
Walgreen Company
5.250%, 01/15/2019	84,000	87,396
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	103,305
6.200%, 04/15/2038	99,000	134,458
7.550%, 02/15/2030	410,000	594,359
		10,721,809
Energy – 2.9%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	333,101
Apache Corp.
3.625%, 02/01/2021	250,000	257,533
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,930
2.750%, 05/10/2023	250,000	250,750
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	348,057
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	42,388
Chevron Corp.
1.961%, 03/03/2020	850,000	853,192
4.950%, 03/03/2019	90,000	94,124
DCP Midstream Operating LP
9.750%, 03/15/2019 (D)	95,000	103,788
Devon Energy Corp.
5.000%, 06/15/2045	485,000	510,802
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	224,301
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	138,192
Enbridge, Inc.
3.700%, 07/15/2027	400,000	404,594
Encana Corp.
6.500%, 08/15/2034	270,000	315,834
Energy Transfer LP
6.125%, 12/15/2045	350,000	384,191
6.500%, 02/01/2042	50,000	56,544
6.700%, 07/01/2018	250,000	258,637
Ensco PLC
4.700%, 03/15/2021	360,000	349,200
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	305,190
6.875%, 03/01/2033	130,000	163,999
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	315,951
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	755,985
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	728,213
6.375%, 03/01/2041	60,000	69,142
6.500%, 09/01/2039	180,000	205,047
9.000%, 02/01/2019	60,000	65,175
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	404,257
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	193,423
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	496,339
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	112,875
Nexen Energy ULC
6.200%, 07/30/2019	120,000	127,609
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	34,125
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	316,611
ONEOK Partners LP
6.650%, 10/01/2036	268,000	323,741
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	360,803
5.375%, 01/27/2021 (C)	400,000	422,280
6.750%, 01/27/2041	80,000	79,400
8.375%, 12/10/2018	90,000	95,876
Petro-Canada
5.950%, 05/15/2035	235,000	283,369
6.050%, 05/15/2018	125,000	128,387
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	518,500
5.500%, 01/21/2021	320,000	341,440
6.625%, 06/15/2035	230,000	247,825

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
8.750%, 05/01/2019	$60,000	$65,585
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	59,660
7.750%, 06/01/2019	150,000	162,215
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,070,467
6.375%, 12/15/2038	90,000	121,950
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	264,802
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	171,360
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	223,250
Tosco Corp.
8.125%, 02/15/2030	383,000	527,174
Total Capital SA
4.125%, 01/28/2021	40,000	42,500
4.250%, 12/15/2021	60,000	64,593
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	500,748
Valero Energy Corp.
7.500%, 04/15/2032	270,000	355,285
Williams Partners LP
5.250%, 03/15/2020	400,000	429,267
		16,579,576
Financials – 8.4%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	179,996
American Express Company
2.650%, 12/02/2022	345,000	346,684
American International Group, Inc.
6.250%, 05/01/2036	430,000	551,921
Asian Development Bank
5.593%, 07/16/2018	590,000	607,796
Bank of America Corp.
2.000%, 01/11/2018	500,000	500,552
2.625%, 10/19/2020	400,000	404,195
3.300%, 01/11/2023	800,000	819,294
3.875%, 08/01/2025	400,000	418,855
5.000%, 05/13/2021	820,000	892,040
5.875%, 01/05/2021	350,000	387,531
6.875%, 11/15/2018	120,000	126,466
7.750%, 05/14/2038	480,000	704,888
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048	500,000	541,471
Barclays PLC
4.375%, 01/12/2026	500,000	522,047
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,121
5.400%, 05/15/2018	105,000	107,481
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	500,000	505,477
Branch Banking & Trust Company
2.850%, 04/01/2021	500,000	509,890
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	365,220
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,998,135
Citigroup, Inc.
2.350%, 08/02/2021	500,000	497,273
2.400%, 02/18/2020	1,500,000	1,510,083
5.500%, 09/13/2025	400,000	448,788
Citigroup, Inc. (4.281% to 4-24-47, then
3 month LIBOR + 1.839%)
04/24/2048	500,000	521,534
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	535,556
Credit Suisse AG
3.000%, 10/29/2021	750,000	769,826
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	575,000	590,033
3.750%, 03/26/2025	250,000	254,567
Discover Financial Services
5.200%, 04/27/2022	120,000	130,404
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	497,115
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,753,867
2.875%, 09/15/2020	700,000	720,932
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	822,000	895,988
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	583,812
6.500%, 09/15/2037	660,000	872,743
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	1,006,232
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,099,787
7.000%, 06/15/2025	325,000	416,774
International Bank for Reconstruction &
Development
2.125%, 11/01/2020 (C)	1,300,000	1,312,358
International Finance Corp.
0.875%, 06/15/2018	600,000	597,744
Jefferies Group LLC
5.125%, 04/13/2018	330,000	335,789
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	701,802
3.375%, 05/01/2023	500,000	510,251
3.875%, 02/01/2024	1,300,000	1,375,505
4.350%, 08/15/2021	710,000	760,337
6.400%, 05/15/2038	125,000	167,102
KeyCorp
5.100%, 03/24/2021	250,000	272,405
KFW
1.000%, 06/11/2018	500,000	498,433
1.875%, 04/01/2019	1,000,000	1,004,258
4.375%, 03/15/2018	360,000	364,752
Lincoln National Corp.
7.000%, 06/15/2040	150,000	200,358
MetLife, Inc.
4.600%, 05/13/2046	500,000	549,983
6.817%, 08/15/2018	190,000	198,347
Moody’s Corp.
5.500%, 09/01/2020	60,000	65,513
Morgan Stanley
2.650%, 01/27/2020	300,000	303,392
2.800%, 06/16/2020	485,000	493,002
3.700%, 10/23/2024	950,000	983,848
4.100%, 05/22/2023	750,000	783,956
7.300%, 05/13/2019	110,000	119,062
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	196,320

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Northern Trust Corp.
3.450%, 11/04/2020	$300,000	$312,212
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	64,698
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	304,108
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,037
Royal Bank of Canada
2.200%, 07/27/2018	600,000	602,764
State Street Corp.
3.100%, 05/15/2023	250,000	254,274
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	511,747
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	571,228
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	454,619
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	402,733
The Chubb Corp.
5.750%, 05/15/2018	275,000	281,793
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	603,166
3.500%, 01/23/2025	750,000	760,659
3.625%, 01/22/2023	500,000	517,887
3.750%, 02/25/2026	500,000	511,672
6.125%, 02/15/2033	375,000	470,759
7.500%, 02/15/2019	240,000	257,741
The Hartford Financial Services
Group, Inc.
5.950%, 10/15/2036	170,000	212,658
The PNC Financial Services Group, Inc.
6.700%, 06/10/2019	310,000	334,399
The Toronto-Dominion Bank
1.800%, 07/13/2021	500,000	492,218
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	330,082
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	250,440
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,307
U.S. Bancorp
3.000%, 03/15/2022	600,000	618,202
Wells Fargo & Company
3.450%, 02/13/2023	750,000	768,214
5.375%, 02/07/2035	1,500,000	1,800,579
5.625%, 12/11/2017	185,000	186,430
Westpac Banking Corp.
2.000%, 08/19/2021	600,000	592,224
XLIT, Ltd.
5.750%, 10/01/2021	310,000	346,162
		48,387,903
Health care – 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	296,261
3.750%, 11/30/2026	500,000	512,843
AbbVie, Inc.
2.900%, 11/06/2022	500,000	506,944
3.200%, 05/14/2026	716,000	717,167
4.400%, 11/06/2042	260,000	272,109
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	258,798
Allergan Funding SCS
3.800%, 03/15/2025	861,000	893,855
4.750%, 03/15/2045	321,000	347,485
Amgen, Inc.
4.400%, 05/01/2045	260,000	271,460
4.663%, 06/15/2051	159,000	174,281
5.700%, 02/01/2019	450,000	472,645
Anthem, Inc.
4.650%, 08/15/2044	150,000	163,548
6.375%, 06/15/2037	345,000	449,358
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	308,042
Celgene Corp.
3.875%, 08/15/2025	600,000	632,846
Cigna Corp.
4.000%, 02/15/2022	280,000	295,514
Covidien International Finance SA
6.000%, 10/15/2017	360,000	360,517
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	396,971
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	626,285
4.500%, 04/01/2021	330,000	354,420
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	287,900
Johnson & Johnson
5.850%, 07/15/2038	285,000	381,077
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	297,620
Life Technologies Corp.
5.000%, 01/15/2021	310,000	331,790
McKesson Corp.
4.750%, 03/01/2021	150,000	160,784
Medtronic, Inc.
5.600%, 03/15/2019	165,000	173,731
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	852,338
Mylan, Inc.
2.600%, 06/24/2018	250,000	251,234
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	83,673
Pfizer, Inc.
2.750%, 06/03/2026	713,000	705,556
4.400%, 05/15/2044	264,000	291,287
Pharmacia LLC
6.500%, 12/01/2018	335,000	353,529
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	525,325
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	373,460
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	54,099
5.800%, 03/15/2036	300,000	377,981
		13,812,733
Industrials – 1.9%
3M Company
3.000%, 08/07/2025	330,000	334,107
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	54,590
4.700%, 10/01/2019	250,000	263,997
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	323,769
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	485,563
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	522,987

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar, Inc. (continued)
7.900%, 12/15/2018	$95,000	$101,973
CSX Corp.
3.350%, 11/01/2025	420,000	427,759
3.700%, 10/30/2020	270,000	281,240
Emerson Electric Company
2.625%, 12/01/2021	250,000	255,090
4.875%, 10/15/2019	250,000	264,595
FedEx Corp.
3.875%, 08/01/2042	420,000	400,835
8.000%, 01/15/2019	50,000	53,863
Fluor Corp.
3.375%, 09/15/2021	320,000	330,739
General Electric Company
4.500%, 03/11/2044	500,000	559,994
6.750%, 03/15/2032	66,000	91,663
6.875%, 01/10/2039	168,000	246,072
Ingersoll-Rand Global Holding
Company, Ltd.
6.875%, 08/15/2018	340,000	354,762
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	547,879
L3 Technologies, Inc.
4.750%, 07/15/2020	150,000	160,264
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	269,579
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	155,999
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	188,250
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	510,250
Ryder System, Inc.
2.450%, 11/15/2018	250,000	251,399
Snap-on, Inc.
6.125%, 09/01/2021	310,000	354,711
The Boeing Company
1.650%, 10/30/2020	438,000	435,341
2.600%, 10/30/2025	438,000	433,809
8.750%, 09/15/2031	90,000	138,178
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	500,000
Union Pacific Corp.
3.250%, 08/15/2025	500,000	514,183
3.799%, 10/01/2051	313,000	306,585
4.000%, 02/01/2021	280,000	296,071
4.050%, 11/15/2045	500,000	522,038
United Technologies Corp.
6.125%, 07/15/2038	225,000	289,074
		11,227,208
Information technology – 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	338,410
Apple, Inc.
2.400%, 05/03/2023	800,000	798,202
2.450%, 08/04/2026	1,060,000	1,021,506
3.250%, 02/23/2026	500,000	513,401
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	478,639
3.900%, 10/01/2025	470,000	501,977
5.100%, 10/01/2035	470,000	552,807
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	779,411
Baidu, Inc.
3.000%, 06/30/2020	250,000	253,416
4.125%, 06/30/2025 (C)	250,000	262,986
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	105,317
eBay, Inc.
3.250%, 10/15/2020	250,000	257,220
Fiserv, Inc.
2.700%, 06/01/2020	250,000	252,848
HP, Inc.
3.750%, 12/01/2020	49,000	50,937
IBM Corp.
3.450%, 02/19/2026 (C)	1,115,000	1,151,888
4.000%, 06/20/2042	210,000	210,715
5.600%, 11/30/2039	21,000	25,702
Intel Corp.
2.700%, 12/15/2022	690,000	703,334
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	315,450
Microsoft Corp.
2.000%, 11/03/2020	438,000	440,507
3.125%, 11/03/2025	438,000	451,404
3.750%, 05/01/2043	500,000	499,403
4.450%, 11/03/2045	438,000	492,982
Oracle Corp.
2.400%, 09/15/2023	435,000	432,376
2.650%, 07/15/2026	310,000	303,783
2.950%, 05/15/2025	550,000	554,419
4.125%, 05/15/2045	500,000	525,393
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	515,669
The Western Union Company
3.650%, 08/22/2018	100,000	101,694
Visa, Inc.
2.200%, 12/14/2020	463,000	467,385
3.150%, 12/14/2025	463,000	474,009
4.300%, 12/14/2045	463,000	512,062
Xerox Corp.
6.750%, 12/15/2039	60,000	63,955
		14,409,207
Materials – 0.9%
Agrium, Inc.
6.750%, 01/15/2019	350,000	370,443
Barrick North America Finance LLC
4.400%, 05/30/2021	61,000	65,583
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	188,542
Freeport-McMoRan, Inc.
3.875%, 03/15/2023 (C)	500,000	492,500
Monsanto Company
2.850%, 04/15/2025	300,000	293,105
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	288,712
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	176,934
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	310,901
Praxair, Inc.
2.450%, 02/15/2022	240,000	241,724
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	125,348
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	305,400
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	511,736
5.200%, 11/02/2040	250,000	296,299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
4.500%, 01/15/2021	$70,000	$73,413
6.250%, 07/15/2041	270,000	304,916
The Dow Chemical Company
4.375%, 11/15/2042	590,000	599,681
9.400%, 05/15/2039	130,000	215,492
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	400,050
		5,260,779
Real estate – 0.5%
Boston Properties LP
4.125%, 05/15/2021	300,000	317,159
Crown Castle International Corp.
3.700%, 06/15/2026	400,000	402,728
Essex Portfolio LP
5.200%, 03/15/2021	60,000	64,769
HCP, Inc.
3.875%, 08/15/2024	400,000	411,987
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	65,342
Simon Property Group LP
3.375%, 06/15/2027	500,000	502,217
3.500%, 09/01/2025	441,500	451,565
Ventas Realty LP
4.750%, 06/01/2021	60,000	64,172
Welltower, Inc.
4.950%, 01/15/2021	320,000	343,312
Weyerhaeuser Company
4.700%, 03/15/2021	150,000	160,142
		2,783,393
Telecommunication services – 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	512,290
5.000%, 03/30/2020	61,000	65,237
AT&T, Inc.
3.000%, 02/15/2022	500,000	505,147
4.125%, 02/17/2026	575,000	590,760
4.300%, 12/15/2042	20,000	18,665
4.500%, 03/09/2048	500,000	460,724
4.750%, 05/15/2046	900,000	866,533
5.150%, 03/15/2042	50,000	50,508
6.375%, 03/01/2041	360,000	421,316
British Telecommunications PLC
9.125%, 12/15/2030	190,000	287,414
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	146,000	214,325
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	304,531
Telefonica Europe BV
8.250%, 09/15/2030	350,000	491,424
Verizon Communications, Inc.
2.625%, 02/21/2020	517,000	525,430
4.272%, 01/15/2036	458,000	449,734
4.522%, 09/15/2048	760,000	735,009
4.600%, 04/01/2021	650,000	701,631
Vodafone Group PLC
4.375%, 03/16/2021	110,000	117,233
5.450%, 06/10/2019	320,000	337,628
		7,655,539
Utilities – 1.8%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	540,348
6.125%, 04/01/2036	447,000	573,523
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	258,767
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	312,668
Dominion Resources, Inc.
3.900%, 10/01/2025	242,000	252,150
5.200%, 08/15/2019	110,000	116,239
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	261,820
7.000%, 11/15/2018	290,000	306,575
Duke Energy Corp.
3.750%, 04/15/2024	500,000	522,800
4.800%, 12/15/2045	500,000	556,390
Entergy Corp.
5.125%, 09/15/2020	310,000	331,409
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	53,316
Exelon Corp.
3.400%, 04/15/2026	542,000	544,798
5.150%, 12/01/2020	310,000	334,837
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	176,131
Florida Power & Light Company
5.650%, 02/01/2037	290,000	366,619
Georgia Power Company
5.950%, 02/01/2039	335,000	416,204
Hydro-Quebec
8.400%, 01/15/2022	250,000	305,388
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	235,933
NiSource Finance Corp.
6.800%, 01/15/2019	59,000	62,550
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	277,928
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,387
6.050%, 03/01/2034	454,000	590,859
PacifiCorp
6.000%, 01/15/2039	335,000	439,734
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	318,389
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	257,313
PPL WEM, Ltd.
5.375%, 05/01/2021 (D)	60,000	64,933
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	322,553
7.050%, 03/15/2019	50,000	53,589
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	251,273
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	262,405
Southern California Edison Company
5.350%, 07/15/2035	130,000	156,433
The Southern Company
3.250%, 07/01/2026	572,000	565,214
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,089
8.875%, 11/15/2038	190,000	318,875
		10,522,439
TOTAL CORPORATE BONDS (Cost
$147,764,555)		$154,457,079

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	$50,000	$76,454
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	191,693
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	78,547
Metropolitan Washington Airports
Authority Dulles Toll Road
7.462%, 10/01/2046	40,000	57,983
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	131,375
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	428,186
New York State Urban Development
Corp.
5.770%, 03/15/2039	300,000	366,789
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	62,771
State of California
7.300%, 10/01/2039	400,000	587,992
7.500%, 04/01/2034	80,000	116,234
State of Illinois, GO
5.100%, 06/01/2033	115,000	116,300
7.350%, 07/01/2035	280,000	321,115
State of Texas
5.517%, 04/01/2039	260,000	334,199
State of Utah
3.539%, 07/01/2025	390,000	413,369
4.554%, 07/01/2024	260,000	285,236
State of Washington
5.481%, 08/01/2039	260,000	328,513
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	367,390
University of California
5.770%, 05/15/2043	320,000	409,738
TOTAL MUNICIPAL BONDS (Cost
$3,854,984)		$4,673,884

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.3%
Commercial and residential – 0.5%
Banc of America Commercial Mortgage
Trust
Series 2015-UBS7, Class A4
3.705%, 09/15/2048	145,000	151,413
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	505,969
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	180,030
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	700,000	724,202
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C14, Class A4
4.133%, 08/15/2046 (B)	400,000	428,593
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4
4.166%, 12/15/2046	500,000	536,577
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	115,077	115,092
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	244,116
Morgan Stanley Capital I Trust
Series 2011-C1, Class A4
5.033%, 09/15/2047 (B)(D)	190,000	203,902
		3,089,894
U.S. Government Agency – 0.8%
Federal Home Loan Mortgage Corp.
Series K005, Class A2,
4.317%, 11/25/2019	700,000	730,977
Series K013, Class A2,
3.974%, 01/25/2021 (B)	700,000	740,654
Series K041, Class A2,
3.171%, 10/25/2024	700,000	726,709
Series K047, Class A2,
3.329%, 05/25/2025 (B)	700,000	732,377
Series K050, Class A2,
3.334%, 08/25/2025 (B)	700,000	731,922
Series K712, Class A2,
1.869%, 11/25/2019	697,363	697,020
		4,359,659
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,655,083)		$7,449,553

ASSET BACKED SECURITIES – 0.2%
Ally Auto Receivables Trust
Series 2015-1, Class A3
1.390%, 09/16/2019	193,563	193,570
Capital Auto Receivables Asset Trust
Series 2014-2, Class C
2.410%, 05/20/2019	110,377	110,485
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	507,004
Symphony CLO II, Ltd.
Series 2006-2A, Class B (3 month
LIBOR + 0.750%)
2.067%, 10/25/2020 (B)(D)	500,000	498,865
TOTAL ASSET BACKED SECURITIES (Cost
$1,368,677)		$1,309,924

SECURITIES LENDING COLLATERAL – 0.7%
John Hancock Collateral Trust,
1.2098% (E)(F)	415,123	4,153,724
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,153,704)		$4,153,724

SHORT-TERM INVESTMENTS – 7.3%
Money market funds – 7.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9244% (E)	41,614,384	41,614,384
TOTAL SHORT-TERM INVESTMENTS (Cost $41,614,384)		$41,614,384

Total Investments (Total Bond Market Trust B)
(Cost $599,574,798) – 106.7%		$613,945,132
Other assets and liabilities, net – (6.7%)		(38,563,476)
TOTAL NET ASSETS – 100.0%		$575,381,656

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $4,066,308.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.6%
Consumer discretionary – 12.5%
Auto components – 0.3%
Adient PLC	2,445	$205,356
ADOMANI, Inc. (A)(B)	1,697	11,811
American Axle & Manufacturing
Holdings, Inc. (A)	2,990	52,564
Autoliv, Inc. (B)	2,380	294,168
BorgWarner, Inc.	5,751	294,624
Cooper Tire & Rubber Company	1,384	51,762
Dana, Inc.	3,674	102,725
Dorman Products, Inc. (A)	902	64,601
Fox Factory Holding Corp. (A)	1,118	48,186
Gentex Corp.	7,731	153,074
Gentherm, Inc. (A)	1,012	37,596
Horizon Global Corp. (A)	563	9,931
LCI Industries	649	75,187
Lear Corp.	1,938	335,429
Modine Manufacturing Company (A)	1,431	27,547
Motorcar Parts of America, Inc. (A)	624	18,383
Shiloh Industries, Inc. (A)	1,000	10,400
Standard Motor Products, Inc.	630	30,398
Stoneridge, Inc. (A)	992	19,652
Strattec Security Corp.	216	8,834
Superior Industries International, Inc.	689	11,472
Tenneco, Inc.	1,443	87,547
The Goodyear Tire & Rubber Company	7,070	235,078
Tower International, Inc.	686	18,659
Visteon Corp. (A)	916	113,373
		2,318,357
Automobiles – 0.6%
Ford Motor Company	107,546	1,287,326
General Motors Company	41,329	1,668,865
Harley-Davidson, Inc.	4,755	229,239
Tesla, Inc. (A)(B)	4,631	1,579,634
Thor Industries, Inc.	1,387	174,637
Winnebago Industries, Inc.	822	36,785
		4,976,486
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,254	40,304
Genuine Parts Company	4,116	393,695
LKQ Corp. (A)	8,321	299,473
Pool Corp.	1,079	116,715
Weyco Group, Inc.	410	11,636
		861,823
Diversified consumer services – 0.2%
Adtalem Global Education, Inc.	1,618	58,005
American Public Education, Inc. (A)	499	10,504
Ascent Capital Group, Inc., Class A (A)	447	5,829
Bridgepoint Education, Inc. (A)	1,234	11,846
Bright Horizons Family
Solutions, Inc. (A)	1,611	138,884
Capella Education Company	356	24,973
Career Education Corp. (A)	2,082	21,632
Carriage Services, Inc.	600	15,360
Chegg, Inc. (A)(B)	2,463	36,551
Collectors Universe, Inc.	304	7,287
Graham Holdings Company, Class B	181	105,903
Grand Canyon Education, Inc. (A)	1,274	115,705
H&R Block, Inc.	5,883	155,782
Houghton Mifflin Harcourt Company (A)	3,443	41,488
ITT Educational Services, Inc. (A)	608	0
K12, Inc. (A)	1,193	21,283
Laureate Education, Inc., Class A (A)	4,424	64,369
Regis Corp. (A)	1,454	20,749
Service Corp. International	5,181	178,745
ServiceMaster Global Holdings, Inc. (A)	3,578	167,200
Sotheby’s (A)	1,537	70,871
StoneMor Partners LP	1,093	7,126
Strayer Education, Inc.	293	25,570
Weight Watchers International, Inc. (A)	1,969	85,750
		1,391,412
Hotels, restaurants and leisure – 2.2%
AG&E Holdings, Inc. (A)	47,725	9,545
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	6,440	261,528
Biglari Holdings, Inc. (A)	62	20,664
BJ’s Restaurants, Inc. (A)	597	18,179
Bloomin’ Brands, Inc.	2,934	51,638
Bob Evans Farms, Inc.	579	44,878
Bojangles’, Inc. (A)	1,091	14,729
Boyd Gaming Corp.	3,078	80,182
Brinker International, Inc. (B)	1,453	46,293
Buffalo Wild Wings, Inc. (A)	479	50,630
Caesars Entertainment Corp. (A)(B)	3,749	50,049
Carnival Corp.	14,749	952,343
Carrols Restaurant Group, Inc. (A)	1,001	10,911
Cedar Fair LP (B)	1,572	100,797
Century Casinos, Inc. (A)	1,067	8,760
Chipotle Mexican Grill, Inc. (A)	777	239,184
Choice Hotels International, Inc.	1,482	94,700
Churchill Downs, Inc.	435	89,697
Chuy’s Holdings, Inc. (A)	436	9,178
Cracker Barrel Old Country
Store, Inc. (B)	613	92,943
Darden Restaurants, Inc.	3,316	261,234
Dave & Buster’s Entertainment, Inc. (A)	1,079	56,626
Del Frisco’s Restaurant Group, Inc. (A)	821	11,946
Denny’s Corp. (A)	1,987	24,738
DineEquity, Inc.	499	21,447
Domino’s Pizza, Inc.	1,306	259,306
Drive Shack, Inc.	2,428	8,765
Dunkin’ Brands Group, Inc.	2,387	126,702
El Pollo Loco Holdings, Inc. (A)	948	11,518
Empire Resorts, Inc. (A)	919	20,540
Extended Stay America, Inc.	5,442	108,840

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Fiesta Restaurant Group, Inc. (A)	686	$13,034
Fogo De Chao, Inc. (A)	928	11,507
Golden Entertainment, Inc. (A)	372	9,069
Hilton Grand Vacations, Inc. (A)	2,660	102,756
Hilton Worldwide Holdings, Inc.	9,053	628,731
Hyatt Hotels Corp., Class A (A)	3,568	220,467
ILG, Inc.	3,535	94,491
International Speedway Corp., Class A	1,256	45,216
J Alexander’s Holdings, Inc. (A)	722	8,375
Jack in the Box, Inc.	852	86,836
Jamba, Inc. (A)(B)	886	7,655
Las Vegas Sands Corp.	21,640	1,388,422
Marriott International, Inc., Class A	10,569	1,165,338
Marriott Vacations Worldwide Corp.	713	88,790
McDonald’s Corp.	22,481	3,522,323
MGM Resorts International	15,714	512,119
Monarch Casino & Resort, Inc. (A)	555	21,939
Nevada Gold & Casinos, Inc. (A)	3,144	7,357
Noodles & Company (A)(B)	1,968	8,659
Norwegian Cruise Line
Holdings, Ltd. (A)	6,392	345,488
Papa John’s International, Inc.	981	71,682
Penn National Gaming, Inc. (A)	2,277	53,259
Pinnacle Entertainment, Inc. (A)	1,683	35,865
Planet Fitness, Inc., Class A	2,654	71,605
Potbelly Corp. (A)	746	9,250
RCI Hospitality Holdings, Inc.	622	15,395
Red Robin Gourmet Burgers, Inc. (A)	342	22,914
Red Rock Resorts, Inc., Class A	3,078	71,286
Restaurant Brands International LP	82	5,245
Royal Caribbean Cruises, Ltd.	5,895	698,793
Ruth’s Hospitality Group, Inc.	941	19,714
Scientific Games Corp., Class A (A)	2,375	108,894
SeaWorld Entertainment, Inc. (A)(B)	2,469	32,072
Shake Shack, Inc., Class A (A)(B)	952	31,635
Six Flags Entertainment Corp.	2,487	151,558
Sonic Corp.	1,278	32,525
Speedway Motorsports, Inc.	1,233	26,263
Starbucks Corp.	39,571	2,125,358
Texas Roadhouse, Inc.	1,822	89,533
The Cheesecake Factory, Inc.	1,301	54,798
The Habit Restaurants, Inc.,
Class A (A)(B)	797	10,401
The Marcus Corp.	813	22,520
The Wendy’s Company	7,091	110,123
Town Sports International
Holdings, Inc. (A)	1,416	9,912
Vail Resorts, Inc.	1,091	248,879
Wingstop, Inc. (B)	772	25,669
Wyndham Worldwide Corp.	2,908	306,532
Wynn Resorts, Ltd.	2,742	408,339
Yum! Brands, Inc.	9,997	735,879
Zoe’s Kitchen, Inc. (A)(B)	668	8,437
		17,061,426
Household durables – 0.6%
AV Homes, Inc. (A)	589	10,101
Bassett Furniture Industries, Inc.	371	13,987
Beazer Homes USA, Inc. (A)	1,015	19,021
CalAtlantic Group, Inc.	3,117	114,176
Cavco Industries, Inc. (A)	253	37,330
Century Communities, Inc. (A)	503	12,424
Comstock Holding Companies, Inc. (A)	3,769	6,294
CSS Industries, Inc.	282	8,127
D.R. Horton, Inc.	10,164	405,849
Ethan Allen Interiors, Inc.	658	21,319
Flexsteel Industries, Inc.	179	9,075
GoPro, Inc., Class A (A)(B)	3,438	37,852
Green Brick Partners, Inc. (A)	1,590	15,741
Helen of Troy, Ltd. (A)	725	70,253
Hooker Furniture Corp.	481	22,968
Hovnanian Enterprises, Inc., Class A (A)	3,749	7,236
Installed Building Products, Inc. (A)	879	56,959
iRobot Corp. (A)	739	56,947
KB Home	2,218	53,498
La-Z-Boy, Inc.	1,393	37,472
Leggett & Platt, Inc.	3,527	168,344
Lennar Corp., A Shares	6,331	334,277
Libbey, Inc.	878	8,130
M/I Homes, Inc. (A)	570	15,236
MDC Holdings, Inc.	1,368	45,431
Meritage Homes Corp. (A)	1,094	48,574
Mohawk Industries, Inc. (A)	2,052	507,891
NACCO Industries, Inc., Class A	241	20,678
Newell Brands, Inc.	13,093	558,678
NVR, Inc. (A)	102	291,210
PICO Holdings, Inc. (A)	725	12,108
PulteGroup, Inc.	9,107	248,894
Taylor Morrison Home Corp.,
Class A (A)	3,358	74,044
Tempur Sealy International, Inc. (A)	1,583	102,135
The New Home Company, Inc. (A)	696	7,767
Toll Brothers, Inc.	4,390	182,053
TopBuild Corp. (A)	1,022	66,604
TRI Pointe Group, Inc. (A)	4,347	60,032
Tupperware Brands Corp.	1,290	79,748
Universal Electronics, Inc. (A)	372	23,585
Whirlpool Corp.	2,004	369,618
William Lyon Homes, Class A (A)	971	22,323
ZAGG, Inc. (A)	1,096	17,262
		4,281,251
Internet and direct marketing retail – 2.4%
1-800-Flowers.com, Inc., Class A (A)	1,772	17,454
Amazon.com, Inc. (A)	13,098	12,591,762
Blue Apron Holdings, Inc.,
Class A (A)(B)	5,156	28,100
Duluth Holdings, Inc., Class B (A)(B)	808	16,394
Expedia, Inc.	4,111	591,737
Gaia, Inc. (A)	624	7,488
Groupon, Inc. (A)(B)	15,446	80,319
HSN, Inc.	1,397	54,553
Lands’ End, Inc. (A)	852	11,246
Liberty Expedia Holdings, Inc.,
Series A (A)	1,443	76,638
Liberty Interactive Corp., QVC Group,
Series A (A)	16,331	384,922
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	2,027	25,033
Liberty Ventures, Series A (A)	2,165	124,596
Netflix, Inc. (A)	11,793	2,138,661
Nutrisystem, Inc.	886	49,527
Overstock.com, Inc. (A)	775	23,018
PetMed Express, Inc. (B)	614	20,354
Shutterfly, Inc. (A)	962	46,638
The Priceline Group, Inc. (A)	1,347	2,466,115
TripAdvisor, Inc. (A)	3,532	143,152
Wayfair, Inc., Class A (A)	2,361	159,131
		19,056,838
Leisure products – 0.1%
Acushnet Holdings Corp. (B)	2,191	38,912

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
American Outdoor Brands Corp. (A)	1,347	$20,542
Brunswick Corp.	2,391	133,824
Callaway Golf Company	2,631	37,965
Clarus Corp. (A)	1,272	9,540
Escalade, Inc.	621	8,446
Hasbro, Inc.	3,501	341,943
Johnson Outdoors, Inc., Class A	424	31,071
Malibu Boats, Inc., Class A (A)	673	21,294
Marine Products Corp.	1,135	18,217
Mattel, Inc.	9,230	142,880
MCBC Holdings, Inc. (A)	1,445	29,449
Nautilus, Inc. (A)	854	14,433
Polaris Industries, Inc. (B)	1,669	174,627
Sturm Ruger & Company, Inc. (B)	527	27,246
Vista Outdoor, Inc. (A)	1,531	35,121
		1,085,510
Media – 2.9%
Altice USA, Inc., Class A (A)	20,074	548,221
AMC Entertainment Holdings, Inc.,
Class A	3,495	51,377
AMC Networks, Inc., Class A (A)	1,954	114,250
Ballantyne Strong, Inc. (A)	1,131	6,899
Beasley Broadcast Group, Inc., Class A	683	7,991
Cable One, Inc.	154	111,206
CBS Corp., Class B	11,577	671,466
Charter Communications, Inc.,
Class A (A)	7,363	2,675,861
Cinemark Holdings, Inc.	3,239	117,284
Clear Channel Outdoor Holdings, Inc.,
Class A	9,421	43,808
Comcast Corp., Class A	130,291	5,013,598
Discovery Communications, Inc.,
Series A (A)(B)	10,655	226,845
DISH Network Corp., Class A (A)	12,669	687,040
Emerald Expositions Events, Inc. (B)	1,900	44,156
Entercom Communications Corp.,
Class A (B)	1,216	13,923
Entravision Communications Corp.,
Class A	2,190	12,483
Gannett Company, Inc.	2,946	26,514
Global Eagle Entertainment, Inc. (A)	2,567	8,779
Gray Television, Inc. (A)	1,908	29,956
Hemisphere Media Group, Inc. (A)	1,511	18,056
John Wiley & Sons, Inc., Class A	1,493	79,876
Liberty Broadband Corp., Series A (A)	4,990	469,958
Liberty Media Corp.-Liberty Braves,
Class A (A)	1,914	48,558
Liberty Media Corp.-Liberty Formula
One, Class A (A)	5,336	194,711
Liberty Media Corp.-Liberty SiriusXM,
Class A (A)	8,920	373,748
Lions Gate Entertainment Corp.,
Class B (A)	4,395	139,717
Live Nation Entertainment, Inc. (A)	5,639	245,578
Loral Space & Communications, Inc. (A)	582	28,809
Media General, Inc. (A)(C)	3,256	521
Meredith Corp.	1,214	67,377
MSG Networks, Inc., Class A (A)	2,027	42,972
National CineMedia, Inc.	1,840	12,843
New Media Investment Group, Inc.	1,297	19,183
News Corp., Class A	15,717	208,407
Nexstar Media Group, Inc., Class A	1,252	78,000
Omnicom Group, Inc.	6,475	479,603
Reading International, Inc., Class A (A)	714	11,224
Regal Entertainment Group, Class A	4,354	69,664
Saga Communications, Inc., Class A	410	18,696
Salem Media Group, Inc.	1,045	6,897
Scholastic Corp.	986	36,679
Scripps Networks Interactive, Inc.,
Class A	3,517	302,075
Sinclair Broadcast Group, Inc., Class A	2,722	87,240
Sirius XM Holdings, Inc. (B)	130,370	719,642
TEGNA, Inc.	5,828	77,687
The EW Scripps Company, Class A (A)	2,193	41,908
The Interpublic Group of
Companies, Inc.	10,721	222,890
The Madison Square Garden Company,
Class A (A)	653	139,807
The New York Times Company, Class A	4,276	83,810
The Walt Disney Company	42,986	4,237,130
Time Warner, Inc.	21,139	2,165,691
Time, Inc.	2,724	36,774
Twenty-First Century Fox, Inc., Class A	50,736	1,338,416
Viacom, Inc., Class B	11,057	307,827
WideOpenWest, Inc. (A)	2,227	33,583
World Wrestling Entertainment, Inc.,
Class A	2,098	49,408
		22,906,622
Multiline retail – 0.4%
Big Lots, Inc. (B)	1,310	70,177
Dillard’s, Inc., Class A (B)	917	51,416
Dollar General Corp.	7,453	604,066
Dollar Tree, Inc. (A)	6,457	560,597
Fred’s, Inc., Class A (B)	1,143	7,361
J.C. Penney Company, Inc. (A)(B)	8,242	31,402
Kohl’s Corp.	4,830	220,490
Macy’s, Inc.	8,118	177,135
Nordstrom, Inc. (B)	4,613	217,503
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,598	74,147
Sears Holdings Corp. (A)(B)	2,836	20,703
Target Corp.	15,185	896,067
		2,931,064
Specialty retail – 2.0%
Aaron’s, Inc.	1,937	84,511
Abercrombie & Fitch Company, Class A	1,924	27,783
Advance Auto Parts, Inc.	2,044	202,765
American Eagle Outfitters, Inc.	4,709	67,339
Asbury Automotive Group, Inc. (A)	549	33,544
Ascena Retail Group, Inc. (A)(B)	5,072	12,426
At Home Group, Inc. (A)(B)	1,807	41,272
AutoNation, Inc. (A)(B)	2,720	129,091
AutoZone, Inc. (A)	773	460,020
Barnes & Noble Education, Inc. (A)	1,052	6,849
Barnes & Noble, Inc.	2,144	16,294
Bed Bath & Beyond, Inc.	4,079	95,734
Best Buy Company, Inc.	8,525	485,584
Boot Barn Holdings, Inc. (A)	969	8,624
Build-A-Bear Workshop, Inc. (A)	793	7,256
Burlington Stores, Inc. (A)	1,874	178,892
Caleres, Inc.	1,157	35,312
Camping World Holdings, Inc., Class A	2,245	91,461
CarMax, Inc. (A)	5,110	387,389
Carvana Company (A)(B)	3,478	51,057
Chico’s FAS, Inc.	3,275	29,311
Citi Trends, Inc.	469	9,319
Conn’s, Inc. (A)(B)	952	26,799
Dick’s Sporting Goods, Inc.	2,980	80,490
DSW, Inc., Class A	2,093	44,958
Express, Inc. (A)	1,899	12,837

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Five Below, Inc. (A)	1,404	$77,052
Floor & Decor Holdings, Inc.,
Class A (A)	2,484	96,702
Foot Locker, Inc.	3,583	126,193
Francesca’s Holdings Corp. (A)	1,176	8,655
GameStop Corp., Class A	2,703	55,844
Genesco, Inc. (A)	546	14,524
GNC Holdings, Inc., Class A (B)	1,838	16,248
Group 1 Automotive, Inc.	522	37,824
Guess?, Inc.	2,281	38,845
Haverty Furniture Companies, Inc.	710	18,567
Hibbett Sports, Inc. (A)	528	7,524
J. Jill, Inc. (A)	650	7,079
Kirkland’s, Inc. (A)	819	9,361
L Brands, Inc.	7,902	328,802
Lithia Motors, Inc., Class A	678	81,570
Lowe’s Companies, Inc.	23,587	1,885,545
Lumber Liquidators
Holdings, Inc. (A)(B)	688	26,818
MarineMax, Inc. (A)	734	12,148
Monro, Inc.	896	50,221
Murphy USA, Inc. (A)	1,033	71,277
Office Depot, Inc.	14,380	65,285
O’Reilly Automotive, Inc. (A)	2,533	545,532
Party City Holdco, Inc. (A)(B)	3,104	42,059
Penske Automotive Group, Inc.	2,176	103,512
Pier 1 Imports, Inc.	2,346	9,830
Rent-A-Center, Inc. (B)	1,396	16,026
RH (A)(B)	1,146	80,587
Ross Stores, Inc.	10,898	703,684
Sally Beauty Holdings, Inc. (A)	3,843	75,246
Select Comfort Corp. (A)	1,208	37,508
Shoe Carnival, Inc.	607	13,585
Signet Jewelers, Ltd. (B)	2,029	135,030
Sonic Automotive, Inc., Class A	1,185	24,174
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	1,665	7,509
Tailored Brands, Inc. (B)	1,216	17,559
Tandy Leather Factory, Inc. (A)	856	6,762
The Buckle, Inc. (B)	1,245	20,978
The Cato Corp., Class A	797	10,544
The Children’s Place, Inc. (B)	463	54,703
The Container Store Group, Inc. (A)	1,365	5,747
The Finish Line, Inc., Class A (B)	995	11,970
The Gap, Inc.	11,254	332,331
The Home Depot, Inc.	32,962	5,391,265
The Michaels Companies, Inc. (A)	5,461	117,248
The TJX Companies, Inc.	17,659	1,301,998
The Wet Seal, Inc., Class A (A)(C)	2,075	0
Tiffany & Company	3,350	307,463
Tile Shop Holdings, Inc.	1,409	17,894
Tilly’s, Inc., A Shares	745	8,933
Tractor Supply Company	3,513	222,338
TravelCenters of America LLC (A)	2,020	8,585
Ulta Beauty, Inc. (A)	1,718	388,371
Urban Outfitters, Inc. (A)	2,989	71,437
Vitamin Shoppe, Inc. (A)	715	3,825
Williams-Sonoma, Inc. (B)	2,298	114,578
Winmark Corp.	117	15,415
Zumiez, Inc. (A)	847	15,331
		15,902,558
Textiles, apparel and luxury goods – 0.7%
Canada Goose Holdings, Inc. (A)(B)	754	15,495
Carter’s, Inc.	1,302	128,573
Coach, Inc.	7,912	318,695
Columbia Sportswear Company	1,858	114,416
Crocs, Inc. (A)	2,250	21,825
Culp, Inc.	350	11,463
Deckers Outdoor Corp. (A)	882	60,338
Fossil Group, Inc. (A)(B)	1,286	11,998
G-III Apparel Group, Ltd. (A)	1,238	35,927
Hanesbrands, Inc. (B)	9,902	243,985
Iconix Brand Group, Inc. (A)	1,297	7,380
Lakeland Industries, Inc. (A)	650	9,165
Movado Group, Inc.	727	20,356
NIKE, Inc., Class B	45,230	2,345,176
Oxford Industries, Inc.	446	28,339
Perry Ellis International, Inc. (A)	496	11,735
PVH Corp.	2,118	266,995
Ralph Lauren Corp.	2,189	193,267
Rocky Brands, Inc.	537	7,196
Skechers U.S.A., Inc., Class A (A)	4,171	104,650
Steven Madden, Ltd. (A)	1,672	72,398
Under Armour, Inc., Class A (A)(B)	12,110	199,573
Unifi, Inc. (A)	557	19,846
Vera Bradley, Inc. (A)	1,068	9,409
VF Corp.	11,346	721,265
Wolverine World Wide, Inc.	2,507	72,327
		5,051,792
		97,825,139
Consumer staples – 7.9%
Beverages – 1.7%
Brown-Forman Corp., Class B	10,542	572,431
Castle Brands, Inc. (A)(B)	4,330	5,802
Coca-Cola Bottling
Company Consolidated	240	51,780
Constellation Brands, Inc., Class A	5,442	1,085,407
Craft Brew Alliance, Inc. (A)	718	12,601
Dr. Pepper Snapple Group, Inc.	5,095	450,755
MGP Ingredients, Inc.	463	28,072
Molson Coors Brewing Company,
Class B	5,856	478,084
Monster Beverage Corp. (A)	15,564	859,911
National Beverage Corp.	1,259	156,179
PepsiCo, Inc.	39,029	4,349,001
Primo Water Corp. (A)	683	8,094
The Boston Beer Company, Inc.,
Class A (A)	324	50,609
The Coca-Cola Company	117,597	5,293,041
		13,401,767
Food and staples retailing – 1.9%
Casey’s General Stores, Inc.	1,037	113,500
Costco Wholesale Corp.	11,932	1,960,308
CVS Health Corp.	28,859	2,346,814
Ingles Markets, Inc., Class A	564	14,495
Natural Grocers by Vitamin
Cottage, Inc. (A)	871	4,860
Performance Food Group Company (A)	3,037	85,795
PriceSmart, Inc.	796	71,043
Rite Aid Corp. (A)	28,052	54,982
Safeway, Inc. (A)(C)	5,383	1,346
Safeway, Inc. (A)(C)	5,383	108
Smart & Final Stores, Inc. (A)	2,005	15,739
SpartanNash Company	1,007	26,555
Sprouts Farmers Market, Inc. (A)	4,061	76,225
SUPERVALU, Inc. (A)	958	20,837
Sysco Corp.	14,800	798,460
The Andersons, Inc.	784	26,852
The Chefs’ Warehouse, Inc. (A)	825	15,923

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Kroger Company	25,671	$514,960
United Natural Foods, Inc. (A)	1,354	56,313
US Foods Holding Corp. (A)	6,376	170,239
Village Super Market, Inc., Class A	328	8,115
Walgreens Boots Alliance, Inc.	29,458	2,274,747
Wal-Mart Stores, Inc.	83,146	6,497,028
Weis Markets, Inc.	740	32,190
		15,187,434
Food products – 1.6%
Alico, Inc.	245	8,367
Amplify Snack Brands, Inc. (A)(B)	2,053	14,556
Archer-Daniels-Midland Company	15,518	659,670
B&G Foods, Inc. (B)	2,113	67,299
Blue Buffalo Pet Products, Inc. (A)	5,399	153,062
Bunge, Ltd.	3,785	262,906
Calavo Growers, Inc.	445	32,574
Cal-Maine Foods, Inc. (A)(B)	1,299	53,389
Campbell Soup Company	8,446	395,442
Conagra Brands, Inc.	12,006	405,082
Darling Ingredients, Inc. (A)	4,371	76,580
Dean Foods Company	2,346	25,524
Farmer Brothers Company (A)	496	16,294
Flowers Foods, Inc.	5,622	105,750
Fresh Del Monte Produce, Inc.	1,369	62,235
Freshpet, Inc. (A)(B)	1,079	16,886
General Mills, Inc.	15,999	828,108
Hormel Foods Corp.	14,567	468,183
Hostess Brands, Inc. (A)	3,417	46,676
Ingredion, Inc.	1,934	233,318
J&J Snack Foods Corp.	507	66,569
John B. Sanfilippo & Son, Inc.	320	21,539
Kellogg Company	9,552	595,758
Lamb Weston Holdings, Inc.	3,905	183,105
Lancaster Colony Corp.	756	90,811
Landec Corp. (A)	852	11,033
Lifeway Foods, Inc. (A)	826	7,351
Limoneira Company	568	13,161
McCormick & Company, Inc.	3,534	362,730
Mondelez International, Inc., Class A	41,810	1,699,995
Omega Protein Corp.	686	11,422
Pilgrim’s Pride Corp. (A)	6,741	191,512
Pinnacle Foods, Inc.	3,077	175,912
Post Holdings, Inc. (A)	1,756	155,002
Sanderson Farms, Inc.	612	98,850
Seaboard Corp.	31	139,655
Seneca Foods Corp., Class A (A)	306	10,557
Snyder’s-Lance, Inc.	2,594	98,935
The Hain Celestial Group, Inc. (A)	2,800	115,220
The Hershey Company	5,807	633,950
The J.M. Smucker Company	3,155	331,054
The Kraft Heinz Company	33,315	2,583,578
Tootsie Roll Industries, Inc. (B)	1,707	64,866
TreeHouse Foods, Inc. (A)	1,523	103,153
Tyson Foods, Inc., Class A	9,715	684,422
		12,382,041
Household products – 1.3%
Central Garden & Pet Company,
Class A (A)	1,310	48,719
Church & Dwight Company, Inc.	7,224	350,003
Colgate-Palmolive Company	24,034	1,750,877
Energizer Holdings, Inc.	1,606	73,956
HRG Group, Inc. (A)	5,474	85,449
Kimberly-Clark Corp.	9,701	1,141,614
Oil-Dri Corp. of America	183	8,954
Orchids Paper Products Company (B)	694	9,772
The Clorox Company	3,560	469,600
The Procter & Gamble Company	72,355	6,582,858
WD-40 Company	404	45,208
		10,567,010
Personal products – 0.3%
Avon Products, Inc. (A)	11,230	26,166
Coty, Inc., Class A	20,328	336,022
Edgewell Personal Care Company (A)	1,532	111,484
elf Beauty, Inc. (A)(B)	1,345	30,330
Herbalife, Ltd. (A)(B)	2,469	167,472
Inter Parfums, Inc.	910	37,538
Mannatech, Inc.	474	6,731
Medifast, Inc.	358	21,254
Nu Skin Enterprises, Inc., Class A	1,533	94,249
Revlon, Inc., Class A (A)(B)	1,470	36,089
The Estee Lauder Companies, Inc.,
Class A	9,984	1,076,675
United-Guardian, Inc.	478	8,986
USANA Health Sciences, Inc. (A)	612	35,312
		1,988,308
Tobacco – 1.1%
22nd Century Group, Inc. (A)(B)	3,988	11,047
Altria Group, Inc.	53,182	3,372,802
Philip Morris International, Inc.	42,536	4,721,921
Turning Point Brands, Inc. (A)	495	8,415
Universal Corp.	672	38,506
Vector Group, Ltd.	4,511	92,336
		8,245,027
		61,771,587
Energy – 6.5%
Energy equipment and services – 0.8%
Amplify Energy Corp. (A)	13	133
Archrock Partners LP	1,418	20,221
Archrock, Inc.	1,733	21,749
Aspen Aerogels, Inc. (A)	1,647	7,164
Atwood Oceanics, Inc. (A)(B)	1,769	16,611
Baker Hughes, a GE Company	11,569	423,657
Basic Energy Services, Inc. (A)	931	17,968
Bristow Group, Inc. (B)	1,039	9,715
C&J Energy Services, Inc. (A)	1,639	49,121
CARBO Ceramics, Inc. (A)(B)	1,101	9,502
CSI Compressco LP (B)	1,602	8,346
Diamond Offshore Drilling, Inc. (A)(B)	3,666	53,157
Dril-Quip, Inc. (A)	1,014	44,768
Era Group, Inc. (A)	1,308	14,637
Exterran Corp. (A)	866	27,374
Fairmount Santrol Holdings, Inc. (A)(B)	6,273	29,985
Forum Energy Technologies, Inc. (A)	2,398	38,128
Geospace Technologies Corp. (A)	504	8,981
Halliburton Company	23,451	1,079,450
Helix Energy Solutions Group, Inc. (A)	3,571	26,390
Helmerich & Payne, Inc.	2,839	147,940
Hi-Crush Partners LP (A)	2,440	23,180
Keane Group, Inc. (A)(B)	2,638	44,002
Key Energy Services, Inc. (A)	425	5,597
Mammoth Energy Services, Inc. (A)(B)	1,234	20,805
Matrix Service Company (A)	832	12,646
McDermott International, Inc. (A)	7,624	55,426
Nabors Industries, Ltd.	7,626	61,542
National Oilwell Varco, Inc.	10,538	376,523
Natural Gas Services Group, Inc. (A)	421	11,956
NCS Multistage Holdings, Inc. (A)	1,073	25,838

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Newpark Resources, Inc. (A)	2,052	$20,520
Oceaneering International, Inc.	2,629	69,064
Oil States International, Inc. (A)	1,366	34,628
Parker Drilling Company (A)	6,061	6,667
Patterson-UTI Energy, Inc.	5,411	113,306
PHI, Inc., Non-Voting Shares (A)	790	9,290
ProPetro Holding Corp. (A)	2,002	28,729
RigNet, Inc. (A)	543	9,340
Rowan Companies PLC, Class A (A)	3,125	40,156
RPC, Inc. (B)	5,693	141,129
Schlumberger, Ltd.	37,904	2,644,183
SEACOR Holdings, Inc. (A)	437	20,150
SEACOR Marine Holdings, Inc. (A)	542	8,477
Select Energy Services, Inc.,
Class A (A)(B)	1,711	27,239
Smart Sand, Inc. (A)	1,184	8,028
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	874	15,234
Superior Energy Services, Inc. (A)	4,001	42,731
TechnipFMC PLC (A)	4,924	137,478
Tesco Corp. (A)	1,629	8,878
TETRA Technologies, Inc. (A)	2,786	7,968
Tidewater, Inc. (A)	40	1,163
Unit Corp. (A)	1,288	26,507
USA Compression Partners LP (B)	1,531	25,598
		6,138,975
Oil, gas and consumable fuels – 5.7%
Abraxas Petroleum Corp. (A)	4,431	8,330
Adams Resources & Energy, Inc.	201	8,342
Alliance Holdings GP LP	1,661	46,192
Alliance Resource Partners LP (B)	2,045	39,571
Alon USA Partners LP	1,709	19,739
American Midstream Partners LP (B)	2,155	29,416
Anadarko Petroleum Corp.	15,303	747,552
Andeavor	4,434	457,367
Andeavor Logistics LP	2,939	147,126
Antero Midstream GP LP (B)	5,116	104,725
Antero Midstream Partners LP	5,081	160,204
Antero Resources Corp. (A)	8,590	170,941
Apache Corp.	10,361	474,534
Approach Resources, Inc. (A)(B)	2,551	6,403
Arch Coal, Inc., Class A (B)	733	52,585
Bill Barrett Corp. (A)	2,310	9,910
Black Stone Minerals LP (B)	5,274	91,451
Blueknight Energy Partners LP	2,033	11,690
Boardwalk Pipeline Partners LP	6,689	98,328
Bonanza Creek Energy, Inc. (A)	525	17,320
BP Prudhoe Bay Royalty Trust (B)	572	12,841
Buckeye Partners LP	3,835	218,595
Cabot Oil & Gas Corp.	12,664	338,762
California Resources Corp. (A)(B)	1,226	12,824
Callon Petroleum Company (A)	5,594	62,877
Calumet Specialty Products
Partners LP (A)	1,905	15,907
Carrizo Oil & Gas, Inc. (A)	2,220	38,029
Centennial Resource Development, Inc.,
Class A (A)(B)	6,193	111,288
Cheniere Energy Partners LP	9,192	264,913
Cheniere Energy, Inc. (A)	6,456	290,778
Chesapeake Energy Corp. (A)(B)	24,694	106,184
Chevron Corp.	51,881	6,096,018
Cimarex Energy Company	2,645	300,657
Clean Energy Fuels Corp. (A)	3,733	9,258
Cloud Peak Energy, Inc. (A)	2,255	8,253
Concho Resources, Inc. (A)	4,024	530,041
Cone Midstream Partners LP (B)	1,698	26,896
ConocoPhillips	33,744	1,688,887
CONSOL Energy, Inc. (A)	6,162	104,384
Contango Oil & Gas Company (A)	1,265	6,363
Continental Resources, Inc. (A)	10,235	395,173
Crestwood Equity Partners LP (B)	1,934	47,190
CrossAmerica Partners LP (B)	918	25,016
CVR Refining LP (A)	3,990	39,302
DCP Midstream LP (B)	3,830	132,671
Delek Logistics Partners LP (B)	667	20,844
Delek US Holdings, Inc.	2,569	68,669
Denbury Resources, Inc. (A)	10,789	14,457
Devon Energy Corp.	14,341	526,458
Diamondback Energy, Inc. (A)	2,636	258,223
Dominion Energy Midstream
Partners LP (B)	2,689	86,048
Dorchester Minerals LP (B)	1,007	15,155
Dorian LPG, Ltd. (A)	1,539	10,496
Eclipse Resources Corp. (A)	7,252	18,130
Emerge Energy Services LP (A)(B)	1,146	9,443
Enable Midstream Partners LP (B)	6,035	96,439
Enbridge Energy Management LLC (A)	2,481	38,356
Enbridge Energy Partners LP (B)	7,192	114,928
Energen Corp. (A)	2,610	142,715
Energy Transfer Equity LP	29,711	516,377
Energy Transfer Partners LP	31,984	584,987
Energy XXI Gulf Coast, Inc. (A)	842	8,706
EnLink Midstream LLC (B)	4,979	85,888
EnLink Midstream Partners LP (B)	9,847	165,036
Enterprise Products Partners LP	58,512	1,525,408
EOG Resources, Inc.	15,746	1,523,268
EP Energy Corp., Class A (A)(B)	6,951	22,660
EQT Corp.	4,861	317,132
EQT GP Holdings LP (B)	7,304	211,524
EQT Midstream Partners LP	2,299	172,356
Evolution Petroleum Corp.	891	6,415
Extraction Oil & Gas, Inc. (A)	4,705	72,410
Exxon Mobil Corp.	116,183	9,524,682
Foresight Energy LP	1,732	7,292
Gastar Exploration, Inc. (A)	8,590	7,556
Gener8 Maritime, Inc. (A)	2,395	10,801
Genesis Energy LP (B)	3,450	90,908
Global Partners LP	848	14,755
Green Plains, Inc.	1,080	21,762
Gulfport Energy Corp. (A)	4,986	71,499
Halcon Resources Corp. (A)	4,093	27,832
Hallador Energy Company	1,095	6,263
Harvest Natural Resources, Inc. (A)(C)	270	235
Hess Corp.	8,690	407,474
Holly Energy Partners LP (B)	1,768	59,051
HollyFrontier Corp.	4,739	170,462
International Seaways, Inc. (A)	607	11,963
Jagged Peak Energy, Inc. (A)(B)	5,832	79,665
Jones Energy, Inc., Class A (A)(B)	5,051	9,698
Kinder Morgan, Inc.	61,104	1,171,975
Laredo Petroleum, Inc. (A)	6,478	83,761
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	6,271	445,617
Marathon Oil Corp.	23,600	320,016
Marathon Petroleum Corp.	14,334	803,851
Martin Midstream Partners LP (B)	1,052	16,359
Matador Resources Company (A)	2,625	71,269
Midstates Petroleum Company, Inc. (A)	542	8,423
MPLX LP	10,067	352,446
Murphy Oil Corp.	4,606	122,335

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Natural Resource Partners LP	282	$6,980
Newfield Exploration Company (A)	5,407	160,426
Noble Energy, Inc.	13,515	383,285
NuStar Energy LP	2,560	103,910
NuStar GP Holdings LLC	1,213	26,686
Oasis Petroleum, Inc. (A)	6,547	59,709
Occidental Petroleum Corp.	20,941	1,344,622
ONEOK, Inc.	12,367	685,255
Overseas Shipholding Group, Inc.,
Class A (A)	2,526	6,643
Pacific Ethanol, Inc. (A)	1,318	7,315
Panhandle Oil and Gas, Inc., Class A	427	10,163
Parsley Energy, Inc., Class A (A)	6,638	174,845
PBF Energy, Inc., Class A (B)	3,314	91,500
PBF Logistics LP (B)	643	13,503
PDC Energy, Inc. (A)	1,758	86,195
Peabody Energy Corp. (A)	2,651	76,906
Penn Virginia Corp. (A)(B)	365	14,593
Phillips 66	14,084	1,290,235
Phillips 66 Partners LP (B)	2,951	155,105
Pioneer Natural Resources Company	4,626	682,520
Plains All American Pipeline LP (B)	19,845	420,516
Plains GP Holdings LP, Class A (A)	4,133	90,389
QEP Resources, Inc. (A)	6,472	55,465
Range Resources Corp.	6,729	131,687
Renewable Energy Group, Inc. (A)(B)	1,322	16,062
Resolute Energy Corp. (A)(B)	536	15,914
REX American Resources Corp. (A)	217	20,361
Rice Energy, Inc. (A)	5,614	162,469
Rice Midstream Partners LP	2,242	46,947
Rosehill Resources, Inc. (A)	1,008	8,296
RSP Permian, Inc. (A)	4,269	147,665
Sanchez Energy Corp. (A)(B)	2,174	10,479
SandRidge Energy, Inc. (A)	994	19,969
SemGroup Corp., Class A	1,766	50,773
Shell Midstream Partners LP	5,022	139,812
Ship Finance International, Ltd. (B)	2,304	33,408
SilverBow Resources, Inc. (A)	305	7,488
SM Energy Company	3,002	53,255
Southwestern Energy Company (A)	13,873	84,764
Spectra Energy Partners LP (B)	8,582	380,869
SRC Energy, Inc. (A)	5,231	50,584
Stone Energy Corp. (A)	511	14,850
Summit Midstream Partners LP (B)	2,033	40,660
Sunoco LP	3,469	107,886
Tallgrass Energy GP LP (B)	4,304	121,588
Tallgrass Energy Partners LP (B)	1,938	92,811
Targa Resources Corp.	5,877	277,982
TC PipeLines LP (B)	1,900	99,408
Teekay Corp. (B)	2,076	18,493
Tellurian, Inc. (A)(B)	5,425	57,939
The Williams Companies, Inc.	22,551	676,756
TransMontaigne Partners LP (B)	413	17,639
Ultra Petroleum Corp. (A)	5,427	47,052
Uranium Energy Corp. (A)(B)	4,765	6,576
USD Partners LP	852	9,372
Valero Energy Corp.	12,323	948,008
Valero Energy Partners LP	1,880	82,194
Viper Energy Partners LP (B)	3,122	58,194
Voc Energy Trust (B)	1,826	6,811
W&T Offshore, Inc. (A)	3,926	11,974
Western Gas Equity Partners LP (B)	6,016	247,739
Western Gas Partners LP	3,873	198,607
Western Refining Logistics LP	1,632	42,106
Westwater Resources, Inc. (A)(B)	5,189	7,472
Whiting Petroleum Corp. (A)	9,824	53,639
WildHorse Resource Development
Corp. (A)(B)	2,470	32,900
World Fuel Services Corp.	1,869	63,378
WPX Energy, Inc. (A)	10,759	123,729
		44,928,767
		51,067,742
Financials – 14.9%
Banks – 6.3%
1st Source Corp.	754	38,303
Access National Corp.	560	16,050
Allegiance Bancshares, Inc. (A)	448	16,486
American National Bankshares, Inc.	441	18,169
Ameris Bancorp	993	47,664
AmeriServ Financial, Inc.	1,871	7,484
Ames National Corp. (B)	452	13,492
Arrow Financial Corp.	454	15,603
Associated Banc-Corp.	3,873	93,920
Banc of California, Inc. (B)	1,378	28,594
BancFirst Corp.	861	48,862
BancorpSouth, Inc.	2,402	76,984
Bank of America Corp.	273,324	6,926,030
Bank of Hawaii Corp.	1,181	98,448
Bank of Marin Bancorp	238	16,303
Bank of South Carolina Corp.	391	7,429
Bank of the Ozarks	3,511	168,704
BankUnited, Inc.	3,142	111,761
Bankwell Financial Group, Inc.	222	8,201
Banner Corp.	930	56,990
Bar Harbor Bankshares	621	19,475
BB&T Corp.	21,834	1,024,888
Berkshire Hills Bancorp, Inc.	928	35,960
Blue Hills Bancorp, Inc.	823	15,802
BOK Financial Corp.	1,768	157,493
Boston Private Financial Holdings, Inc.	2,255	37,320
Bridge Bancorp, Inc.	496	16,839
Brookline Bancorp, Inc.	2,070	32,085
Bryn Mawr Bank Corp.	515	22,557
Byline Bancorp, Inc. (A)	650	13,819
Cadence BanCorp (A)	2,265	51,914
Camden National Corp.	424	18,503
Capital Bank Financial Corp., Class A	1,271	52,175
Capital City Bank Group, Inc.	771	18,512
Cathay General Bancorp	2,171	87,274
CenterState Bank Corp.	1,389	37,225
Central Pacific Financial Corp.	848	27,289
Century Bancorp, Inc., Class A	279	22,348
Chemical Financial Corp.	2,073	108,335
CIT Group, Inc.	5,302	260,063
Citigroup, Inc.	77,160	5,612,618
Citizens & Northern Corp.	683	16,774
Citizens Financial Group, Inc.	13,907	526,658
City Holding Company	413	29,699
CNB Financial Corp.	677	18,496
CoBiz Financial, Inc.	1,037	20,367
Columbia Banking System, Inc.	1,623	68,345
Comerica, Inc.	4,632	353,236
Commerce Bancshares, Inc.	2,717	156,961
Community Bank System, Inc.	1,368	75,582
Community Trust Bancorp, Inc.	472	21,948
ConnectOne Bancorp, Inc.	969	23,837
CU Bancorp (A)	569	22,063
Cullen/Frost Bankers, Inc.	1,808	171,615
Customers Bancorp, Inc. (A)	651	21,236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CVB Financial Corp.	3,179	$76,836
Eagle Bancorp, Inc. (A)	949	63,630
East West Bancorp, Inc.	4,107	245,516
Enterprise Bancorp, Inc.	417	15,141
Enterprise Financial Services Corp.	534	22,615
Equity Bancshares, Inc., Class A (A)	218	7,756
Farmers & Merchants Bancorp, Inc. (B)	250	9,113
Farmers Capital Bank Corp.	383	16,105
FB Financial Corp. (A)	790	29,799
FCB Financial Holdings, Inc.,
Class A (A)	1,075	51,923
Fidelity Southern Corp.	761	17,990
Fifth Third Bancorp	20,157	563,993
Financial Institutions, Inc.	480	13,824
First Bancorp (NC)	661	22,745
First BanCorp (PR) (A)	5,656	28,959
First Bancorp, Inc. (ME)	567	17,186
First Busey Corp.	1,234	38,698
First Citizens BancShares, Inc., Class A	322	120,393
First Commonwealth Financial Corp.	2,575	36,385
First Community Bancshares, Inc.	563	16,389
First Connecticut Bancorp, Inc.	685	18,324
First Financial Bancorp	1,925	50,339
First Financial Bankshares, Inc. (B)	2,130	96,276
First Financial Corp.	403	19,183
First Hawaiian, Inc.	3,951	119,676
First Horizon National Corp.	6,986	133,782
First Interstate BancSystem, Inc.,
Class A	1,538	58,829
First Merchants Corp.	1,270	54,521
First Midwest Bancorp, Inc.	3,095	72,485
First Republic Bank	4,116	429,957
First US Bancshares, Inc.	1,869	21,437
Flushing Financial Corp.	706	20,982
FNB Corp.	8,424	118,189
Franklin Financial Network, Inc. (A)	303	10,802
Fulton Financial Corp.	4,683	87,806
German American Bancorp, Inc.	661	25,138
Glacier Bancorp, Inc.	2,158	81,486
Great Southern Bancorp, Inc.	402	22,371
Great Western Bancorp, Inc.	1,502	62,003
Guaranty Bancorp	701	19,488
Hancock Holding Company	2,206	106,881
Hanmi Financial Corp.	805	24,915
HarborOne Bancorp, Inc. (A)	1,100	20,691
Heartland Financial USA, Inc.	781	38,581
Heritage Commerce Corp.	1,178	16,763
Heritage Financial Corp.	871	25,695
Hilltop Holdings, Inc.	2,747	71,422
Home BancShares, Inc.	3,949	99,594
Hope Bancorp, Inc.	3,739	66,218
Horizon Bancorp	631	18,406
Huntington Bancshares, Inc.	29,865	416,915
IBERIABANK Corp.	1,352	111,067
Independent Bank Corp. (MA)	758	56,585
Independent Bank Corp. (MI)	916	20,747
Independent Bank Group, Inc.	760	45,828
International Bancshares Corp.	1,809	72,541
Investors Bancorp, Inc.	8,348	113,867
JPMorgan Chase & Co.	97,219	9,285,387
KeyCorp	29,103	547,718
Lakeland Bancorp, Inc.	1,260	25,704
Lakeland Financial Corp.	672	32,740
LegacyTexas Financial Group, Inc.	1,296	51,736
Live Oak Bancshares, Inc.	968	22,700
M&T Bank Corp.	4,155	669,121
Macatawa Bank Corp.	1,265	12,979
MainSource Financial Group, Inc.	618	22,161
MB Financial, Inc.	2,412	108,588
Mercantile Bank Corp.	504	17,590
Midland States Bancorp, Inc.	620	19,642
MidWestOne Financial Group, Inc.	438	14,787
MutualFirst Financial, Inc.	427	16,418
National Bank Holdings Corp., Class A	897	32,014
National Bankshares, Inc. (B)	382	17,171
National Commerce Corp. (A)	501	21,443
NBT Bancorp, Inc.	1,269	46,598
Northrim BanCorp, Inc.	335	11,708
OFG Bancorp (B)	1,281	11,721
Old National Bancorp	4,237	77,537
Old Second Bancorp, Inc.	626	8,420
Pacific Continental Corp.	705	19,000
Pacific Mercantile Bancorp (A)	947	8,665
Pacific Premier Bancorp, Inc. (A)	1,152	43,488
PacWest Bancorp	3,277	165,521
Park National Corp.	457	49,351
Peapack Gladstone Financial Corp.	582	19,637
Penns Woods Bancorp, Inc.	282	13,105
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp, Inc.	601	20,188
People’s United Financial, Inc.	8,904	161,519
People’s Utah Bancorp	765	24,824
Pinnacle Financial Partners, Inc.	2,118	141,800
Popular, Inc.	2,588	93,013
Preferred Bank	444	26,795
Prosperity Bancshares, Inc.	2,034	133,695
QCR Holdings, Inc.	381	17,336
Regions Financial Corp.	33,351	507,936
Renasant Corp.	1,201	51,523
Republic Bancorp, Inc., Class A	534	20,767
Republic First Bancorp, Inc. (A)(B)	2,142	19,814
S&T Bancorp, Inc.	918	36,334
Sandy Spring Bancorp, Inc.	605	25,071
Seacoast Banking Corp. of Florida (A)	1,058	25,276
ServisFirst Bancshares, Inc.	1,446	56,177
Sierra Bancorp	588	15,964
Signature Bank (A)	1,453	186,042
Simmons First National Corp., Class A	869	50,315
South State Corp.	910	81,946
Southern National Bancorp of
Virginia, Inc.	544	9,243
Southside Bancshares, Inc.	690	25,088
Southwest Bancorp, Inc.	695	19,147
State Bank Financial Corp.	1,069	30,627
Sterling Bancorp	3,472	85,585
Stock Yards Bancorp, Inc.	613	23,294
Sun Bancorp, Inc.	719	17,867
SunTrust Banks, Inc.	13,154	786,215
SVB Financial Group (A)	1,451	271,468
Synovus Financial Corp.	3,357	154,623
TCF Financial Corp.	4,656	79,338
Texas Capital Bancshares, Inc. (A)	1,520	130,416
The Bancorp, Inc. (A)	1,388	11,479
The First of Long Island Corp.	705	21,467
The PNC Financial Services Group, Inc.	13,135	1,770,204
Tompkins Financial Corp.	405	34,887
Towne Bank	1,635	54,773
TriCo Bancshares	600	24,450
TriState Capital Holdings, Inc. (A)	808	18,503
Triumph Bancorp, Inc. (A)	793	25,574

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Trustmark Corp.	1,920	$63,590
U.S. Bancorp	45,921	2,460,906
UMB Financial Corp.	1,377	102,573
Umpqua Holdings Corp.	5,760	112,378
Union Bankshares Corp.	1,199	42,325
Union Bankshares, Inc.	169	8,180
United Bankshares, Inc.	2,951	109,630
United Community Banks, Inc.	1,943	55,453
United Security Bancshares/Fresno CA	1,014	9,633
Univest Corp. of Pennsylvania	681	21,792
Valley National Bancorp	8,021	96,653
Veritex Holdings, Inc. (A)	805	21,703
Washington Trust Bancorp, Inc.	542	31,030
WashingtonFirst Bankshares, Inc.	429	15,268
Webster Financial Corp.	2,315	121,653
Wells Fargo & Company	137,321	7,573,253
WesBanco, Inc.	1,390	57,018
West Bancorporation, Inc.	665	16,226
Westamerica Bancorporation	876	52,157
Western Alliance Bancorp (A)	2,734	145,121
Wintrust Financial Corp.	1,528	119,658
Xenith Bankshares, Inc. (A)	738	23,985
Zions Bancorporation	5,722	269,964
		49,492,963
Capital markets – 3.4%
Affiliated Managers Group, Inc.	1,520	288,542
AllianceBernstein Holding LP (B)	2,645	64,274
Ameriprise Financial, Inc.	4,348	645,721
Apollo Investment Corp.	5,902	36,061
Ares Capital Corp.	11,927	195,484
Ares Management LP	2,176	40,582
Arlington Asset Investment Corp.,
Class A (B)	745	9,484
Artisan Partners Asset Management, Inc.,
Class A	2,034	66,308
Ashford, Inc. (A)	153	9,272
Associated Capital Group, Inc., Class A	685	24,455
BGC Partners, Inc., Class A	7,654	110,753
BlackRock Capital Investment Corp.	1,966	14,745
BlackRock, Inc.	4,395	1,964,961
Capitala Finance Corp.	575	5,486
CBOE Holdings, Inc.	3,011	324,074
CME Group, Inc.	9,260	1,256,397
Cohen & Steers, Inc.	1,315	51,929
Cowen, Inc. (A)	775	13,795
Diamond Hill Investment Group, Inc.	86	18,262
Donnelley Financial Solutions, Inc. (A)	761	16,407
E*TRADE Financial Corp. (A)	7,352	320,621
Eaton Vance Corp.	3,111	153,590
Ellington Financial LLC	814	12,853
Evercore, Inc., Class A	1,069	85,787
FactSet Research Systems, Inc.	1,066	191,997
Federated Investors, Inc., Class B	2,793	82,952
Fidus Investment Corp.	505	8,120
Fifth Street Asset Management, Inc.	1,826	7,121
Fifth Street Finance Corp.	4,319	23,625
Financial Engines, Inc. (B)	1,716	59,631
Fortress Investment Group LLC,
Class A (A)(B)	10,422	83,063
Franklin Resources, Inc.	15,403	685,588
FS Investment Corp.	6,541	55,271
GAIN Capital Holdings, Inc.	1,279	8,173
GAMCO Investors, Inc., Class A	877	26,100
Gladstone Capital Corp.	763	7,249
Gladstone Investment Corp.	1,645	15,611
Goldman Sachs BDC, Inc.	875	19,968
Golub Capital BDC, Inc.	1,340	25,219
Greenhill & Company, Inc. (B)	774	12,848
Hamilton Lane, Inc. Class A.	1,152	30,931
Hercules Capital, Inc.	1,968	25,387
Houlihan Lokey, Inc.	1,590	62,217
Interactive Brokers Group, Inc., Class A	2,234	100,619
Intercontinental Exchange, Inc.	16,139	1,108,749
INTL. FCStone, Inc. (A)	512	19,620
Invesco, Ltd.	11,019	386,106
Investment Technology Group, Inc.	1,058	23,424
Janus Henderson Group PLC	2,242	78,111
KCAP Financial, Inc.	2,242	8,183
Ladenburg Thalmann Financial
Services, Inc.	5,574	16,053
Lazard, Ltd., Class A	3,472	157,004
Legg Mason, Inc.	2,867	112,702
LPL Financial Holdings, Inc.	2,453	126,501
Main Street Capital Corp. (B)	1,430	56,843
MarketAxess Holdings, Inc.	1,013	186,909
Medley Capital Corp.	1,911	11,409
Moelis & Company, Class A	1,386	59,667
Monroe Capital Corp.	667	9,545
Moody’s Corp.	5,187	722,082
Morgan Stanley	50,924	2,453,009
Morningstar, Inc.	1,192	101,308
MSCI, Inc.	2,523	294,939
MVC Capital, Inc.	734	7,347
Nasdaq, Inc.	4,581	355,348
New Mountain Finance Corp.	1,660	23,655
Newtek Business Services Corp.	557	9,926
Northern Trust Corp.	6,210	570,885
Oaktree Capital Group LLC (B)	4,269	200,856
Och-Ziff Capital Management
Group LLC, Class A (B)	12,894	41,519
Oppenheimer Holdings, Inc., Class A	477	8,276
PennantPark Floating Rate Capital, Ltd.	978	14,161
PennantPark Investment Corp.	1,677	12,594
Piper Jaffray Companies	397	23,562
Prospect Capital Corp. (B)	9,514	63,934
Pzena Investment Management, Inc.,
Class A	2,302	25,069
Raymond James Financial, Inc.	4,004	337,657
S&P Global, Inc.	7,039	1,100,266
Safeguard Scientifics, Inc. (A)	1,582	21,120
SEI Investments Company	4,324	264,023
Solar Capital, Ltd.	1,040	22,506
Solar Senior Capital, Ltd.	661	11,389
State Street Corp.	10,409	994,476
Stellus Capital Investment Corp.	587	8,013
Stifel Financial Corp.	1,783	95,319
T. Rowe Price Group, Inc.	6,563	594,936
TCP Capital Corp.	1,373	22,641
TD Ameritrade Holding Corp.	14,405	702,964
The Bank of New York Mellon Corp.	28,328	1,501,951
The Blackstone Group LP (B)	17,595	587,145
The Carlyle Group LP	2,285	53,926
The Charles Schwab Corp.	36,480	1,595,635
The Goldman Sachs Group, Inc.	10,757	2,551,453
THL Credit, Inc.	1,255	11,709
Thomson Reuters Corp.	20,173	925,537
TICC Capital Corp.	1,694	11,604
TPG Specialty Lending, Inc.	1,640	34,374
Triangle Capital Corp. (B)	1,067	15,237
TriplePoint Venture Growth BDC Corp.	731	9,795

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtu Financial, Inc., Class A (B)	3,765	$60,993
Virtus Investment Partners, Inc.	255	29,593
Waddell & Reed Financial, Inc.,
Class A (B)	2,197	44,094
Westwood Holdings Group, Inc.	220	14,799
WhiteHorse Finance, Inc.	574	8,467
WisdomTree Investments, Inc. (B)	3,756	38,236
		26,220,687
Consumer finance – 0.8%
Ally Financial, Inc.	13,257	321,615
American Express Company	24,723	2,236,443
Asta Funding, Inc. (A)(B)	1,067	8,056
Capital One Financial Corp.	13,011	1,101,511
Credit Acceptance Corp. (A)(B)	531	148,770
Discover Financial Services	10,800	696,384
Elevate Credit, Inc. (A)	939	5,737
Encore Capital Group, Inc. (A)(B)	676	29,947
Enova International, Inc. (A)	716	9,630
EZCORP, Inc., Class A (A)	1,352	12,844
FirstCash, Inc.	1,291	81,527
Green Dot Corp., Class A (A)	1,281	63,512
Navient Corp.	8,622	129,502
Nelnet, Inc., Class A	1,179	59,540
OneMain Holdings, Inc. (A)	3,610	101,766
PRA Group, Inc. (A)	1,324	37,933
Regional Management Corp. (A)	438	10,604
Santander Consumer USA
Holdings, Inc. (A)	9,374	144,078
SLM Corp. (A)	11,358	130,276
Synchrony Financial	22,562	700,550
World Acceptance Corp. (A)	244	20,225
		6,050,450
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	66,670	12,221,944
Leucadia National Corp.	9,589	242,122
Marlin Business Services Corp.	519	14,921
NewStar Financial, Inc.	1,448	17,000
On Deck Capital, Inc. (A)(B)	1,853	8,654
Voya Financial, Inc.	5,390	215,007
		12,719,648
Insurance – 2.4%
Aflac, Inc.	10,837	882,023
Alleghany Corp. (A)	406	224,928
American Equity Investment Life
Holding Company	2,999	87,211
American Financial Group, Inc.	2,326	240,625
American International Group, Inc.	27,783	1,705,598
American National Insurance Company	710	83,837
AMERISAFE, Inc.	499	29,042
AmTrust Financial Services, Inc. (B)	4,638	62,427
Arch Capital Group, Ltd. (A)	3,574	352,039
Argo Group International Holdings, Ltd.	795	48,893
Arthur J. Gallagher & Company	5,012	308,489
Aspen Insurance Holdings, Ltd.	1,560	63,024
Assurant, Inc.	1,617	154,456
Assured Guaranty, Ltd.	3,421	129,143
Axis Capital Holdings, Ltd.	2,338	133,991
Baldwin & Lyons, Inc., Class B	624	14,071
Brighthouse Financial, Inc. (A)	2,703	164,342
Brown & Brown, Inc.	3,710	178,785
Cincinnati Financial Corp.	4,585	351,073
Citizens, Inc. (A)(B)	1,758	12,921
CNA Financial Corp.	7,206	362,102
CNO Financial Group, Inc.	4,685	109,348
Conifer Holdings, Inc. (A)	1,098	6,588
Crawford & Company, Class B	1,806	21,600
Donegal Group, Inc., Class A	1,213	19,566
eHealth, Inc. (A)	483	11,539
EMC Insurance Group, Inc.	745	20,972
Employers Holdings, Inc.	897	40,769
Enstar Group, Ltd. (A)	411	91,386
Erie Indemnity Company, Class A	1,251	150,833
Everest Re Group, Ltd.	1,071	244,606
FBL Financial Group, Inc., Class A	658	49,021
Federated National Holding Company	481	7,508
Fidelity & Guaranty Life	1,670	51,854
First American Financial Corp.	2,904	145,113
FNF Group	7,300	346,458
Genworth Financial, Inc., Class A (A)	13,889	53,473
HCI Group, Inc.	364	13,923
Health Insurance Innovations, Inc.,
Class A (A)	306	4,437
Heritage Insurance Holdings, Inc. (B)	994	13,131
Horace Mann Educators Corp.	1,185	46,630
Independence Holding Company	580	14,645
Infinity Property & Casualty Corp.	324	30,521
Investors Title Company	89	15,937
Kansas City Life Insurance Company (B)	327	15,964
Kemper Corp.	1,449	76,797
Kinsale Capital Group, Inc.	663	28,622
Lincoln National Corp.	6,296	462,630
Loews Corp.	8,891	425,523
Maiden Holdings, Ltd.	2,238	17,792
Markel Corp. (A)	390	416,512
Marsh & McLennan Companies, Inc.	13,984	1,171,999
MBIA, Inc. (A)	3,770	32,799
Mercury General Corp.	1,507	85,432
MetLife, Inc.	29,742	1,545,097
National General Holdings Corp.	2,958	56,527
National Western Life Group, Inc.,
Class A	110	38,390
NI Holdings, Inc. (A)	514	9,201
Old Republic International Corp.	6,957	136,983
Primerica, Inc.	1,205	98,268
Principal Financial Group, Inc.	7,692	494,903
ProAssurance Corp.	1,384	75,636
Prudential Financial, Inc.	11,599	1,233,206
Reinsurance Group of America, Inc.	1,641	228,969
RenaissanceRe Holdings, Ltd.	1,068	144,330
RLI Corp.	1,224	70,209
Safety Insurance Group, Inc.	415	31,665
Selective Insurance Group, Inc.	1,560	84,006
State Auto Financial Corp.	1,230	32,263
State National Companies, Inc.	1,231	25,839
Stewart Information Services Corp.	604	22,807
The Allstate Corp.	9,849	905,222
The Hanover Insurance Group, Inc.	1,119	108,465
The Hartford Financial Services
Group, Inc.	10,351	573,756
The Navigators Group, Inc.	773	45,105
The Progressive Corp.	15,929	771,282
The Travelers Companies, Inc.	7,683	941,321
Torchmark Corp.	3,113	249,320
Trupanion, Inc. (A)(B)	858	22,660
United Fire Group, Inc.	657	30,104
United Insurance Holdings Corp.	1,112	18,126
Universal Insurance Holdings, Inc. (B)	1,063	24,449
Unum Group	6,223	318,182
Validus Holdings, Ltd.	2,024	99,601

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	3,234	$215,837
White Mountains Insurance Group, Ltd.	129	110,553
		18,595,230
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	960	18,470
AGNC Investment Corp.	9,304	201,711
Annaly Capital Management, Inc.	26,906	327,984
Anworth Mortgage Asset Corp.	3,561	21,402
Apollo Commercial Real Estate
Finance, Inc.	2,291	41,490
Arbor Realty Trust, Inc.	1,487	12,193
Ares Commercial Real Estate Corp.	902	12,006
ARMOUR Residential REIT, Inc.	867	23,322
Blackstone Mortgage Trust, Inc., Class A	2,355	73,052
Capstead Mortgage Corp.	2,368	22,851
Chimera Investment Corp.	4,591	86,862
CYS Investments, Inc.	3,541	30,594
Dynex Capital, Inc.	1,269	9,226
Five Oaks Investment Corp.	1,546	6,895
Granite Point Mortgage Trust, Inc.	992	18,580
Great Ajax Corp.	543	7,651
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	1,332	32,461
Invesco Mortgage Capital, Inc.	3,073	52,640
KKR Real Estate Finance Trust, Inc. (B)	1,506	31,686
Ladder Capital Corp.	2,864	39,466
MFA Financial, Inc.	9,975	87,381
MTGE Investment Corp.	1,299	25,201
New Residential Investment Corp.	7,996	133,773
New York Mortgage Trust, Inc.	3,013	18,530
Orchid Island Capital, Inc.	792	8,070
Owens Realty Mortgage, Inc.	696	12,674
PennyMac Mortgage Investment Trust	1,674	29,111
Redwood Trust, Inc.	1,864	30,365
Resource Capital Corp.	882	9,508
Starwood Property Trust, Inc.	6,676	145,003
Sutherland Asset Management Corp.	1,535	24,100
Two Harbors Investment Corp.	8,640	87,091
Western Asset Mortgage Capital Corp.	1,235	12,930
		1,694,279
Thrifts and mortgage finance – 0.2%
Astoria Financial Corp.	3,497	75,186
Bank Mutual Corp.	1,590	16,139
BankFinancial Corp.	859	13,650
Bear State Financial, Inc.	1,297	13,307
Beneficial Bancorp, Inc.	1,838	30,511
BofI Holding, Inc. (A)(B)	1,726	49,139
BSB Bancorp, Inc. (A)	462	13,837
Capitol Federal Financial, Inc.	3,562	52,361
Charter Financial Corp.	633	11,729
Clifton Bancorp, Inc.	863	14,429
Dime Community Bancshares, Inc.	1,045	22,468
ESSA Bancorp, Inc.	576	9,043
Federal Agricultural Mortgage Corp.,
Class C	356	25,895
Federal Home Loan Mortgage
Corp. (A)(B)	17,549	50,541
Federal National Mortgage
Association (A)(B)	31,461	93,911
First Defiance Financial Corp.	253	13,280
Flagstar Bancorp, Inc. (A)	1,405	49,849
Home Bancorp, Inc.	383	16,017
HomeStreet, Inc. (A)	785	21,195
Impac Mortgage Holdings, Inc. (A)	505	6,595
Kearny Financial Corp.	2,611	40,079
LendingTree, Inc. (A)(B)	316	77,246
Meridian Bancorp, Inc.	1,565	29,187
Meta Financial Group, Inc.	214	16,778
MGIC Investment Corp. (A)	9,661	121,052
New York Community Bancorp, Inc.	12,504	161,177
NMI Holdings, Inc., Class A (A)	2,070	25,668
Northfield Bancorp, Inc.	1,487	25,799
Northwest Bancshares, Inc.	2,615	45,161
OceanFirst Financial Corp.	703	19,325
Ocwen Financial Corp. (A)	3,295	11,335
Oritani Financial Corp.	1,310	22,008
PCSB Financial Corp. (A)(B)	438	8,261
PennyMac Financial Services, Inc.,
Class A (A)	738	13,136
PHH Corp. (A)	1,500	20,895
Provident Financial Holdings, Inc.	395	7,742
Provident Financial Services, Inc.	1,604	42,779
Radian Group, Inc.	5,817	108,720
SI Financial Group, Inc.	563	8,417
Southern Missouri Bancorp, Inc.	307	11,202
Territorial Bancorp, Inc.	375	11,839
TFS Financial Corp.	8,016	129,298
TrustCo Bank Corp.	2,176	19,366
United Community Financial Corp.	2,119	20,342
United Financial Bancorp, Inc.	1,682	30,764
Walker & Dunlop, Inc. (A)	753	39,404
Washington Federal, Inc.	2,334	78,539
Western New England Bancorp, Inc.	885	9,647
WSFS Financial Corp.	796	38,805
		1,793,053
		116,566,310
Health care – 12.8%
Biotechnology – 3.4%
AbbVie, Inc.	44,146	3,922,814
Abeona Therapeutics, Inc. (A)(B)	941	16,044
ACADIA Pharmaceuticals, Inc. (A)(B)	3,700	139,379
Acceleron Pharma, Inc. (A)	1,038	38,738
Achaogen, Inc. (A)(B)	1,387	22,123
Achillion Pharmaceuticals, Inc. (A)	4,005	17,982
Acorda Therapeutics, Inc. (A)	1,228	29,042
Aduro Biotech, Inc. (A)(B)	1,927	20,523
Advaxis, Inc. (A)(B)	1,155	4,828
Agenus, Inc. (A)(B)	2,520	11,113
Agios Pharmaceuticals, Inc. (A)(B)	1,305	87,109
Aileron Therapeutics, Inc. (A)	607	8,122
Aimmune Therapeutics, Inc. (A)	1,293	32,053
Akebia Therapeutics, Inc. (A)	1,314	25,846
Albireo Pharma, Inc. (A)	297	6,222
Alder Biopharmaceuticals, Inc. (A)	1,792	21,952
Aldeyra Therapeutics, Inc. (A)	1,612	11,606
Alexion Pharmaceuticals, Inc. (A)	6,150	862,784
Alkermes PLC (A)	4,255	216,324
Alnylam Pharmaceuticals, Inc. (A)	2,499	293,608
AMAG Pharmaceuticals, Inc. (A)	1,032	19,040
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	20,154	3,757,713
Amicus Therapeutics, Inc. (A)(B)	4,326	65,236
AnaptysBio, Inc. (A)	511	17,859
Ardelyx, Inc. (A)	2,120	11,872
Arena Pharmaceuticals, Inc. (A)	791	20,171
Array BioPharma, Inc. (A)	4,482	55,129
Atara Biotherapeutics, Inc. (A)	771	12,760
Athenex, Inc. (A)(B)	1,436	25,144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Audentes Therapeutics, Inc. (A)	1,170	$32,772
AVEO Pharmaceuticals, Inc. (A)(B)	3,007	10,976
Avexis, Inc. (A)	734	71,000
Bellicum Pharmaceuticals, Inc. (A)(B)	864	9,979
BioCryst Pharmaceuticals, Inc. (A)	2,279	11,942
Biogen, Inc. (A)	5,897	1,846,469
BioMarin Pharmaceutical, Inc. (A)	4,763	443,292
BioSpecifics Technologies Corp. (A)	222	10,327
BioTime, Inc. (A)(B)	2,859	8,120
Bioverativ, Inc. (A)	2,948	168,242
Bluebird Bio, Inc. (A)	1,103	151,497
Blueprint Medicines Corp. (A)	1,037	72,248
Calithera Biosciences, Inc. (A)	868	13,671
Cara Therapeutics, Inc. (A)(B)	793	10,856
Cascadian Therapeutics, Inc. (A)	1,880	7,689
Catalyst Pharmaceuticals, Inc. (A)	3,068	7,731
Celgene Corp. (A)	21,311	3,107,570
Celldex Therapeutics, Inc. (A)(B)	3,244	9,278
ChemoCentryx, Inc. (A)	1,222	9,067
Chimerix, Inc. (A)	1,575	8,269
Clovis Oncology, Inc. (A)	1,192	98,221
Coherus Biosciences, Inc. (A)	1,397	18,650
Concert Pharmaceuticals, Inc. (A)	545	8,039
Corvus Pharmaceuticals, Inc. (A)	632	10,074
Curis, Inc. (A)	4,537	6,760
Cytokinetics, Inc. (A)	1,274	18,473
CytomX Therapeutics, Inc. (A)	933	16,953
DNIB Unwind, Inc. (A)(C)	634	92
Durata Therapeutics, Inc. (A)(C)	722	0
Dyax Corp. (A)(C)	3,471	10,934
Dynavax Technologies Corp. (A)(B)	1,460	31,390
Eagle Pharmaceuticals, Inc. (A)(B)	416	24,810
Edge Therapeutics, Inc. (A)(B)	815	8,745
Editas Medicine, Inc. (A)(B)	1,147	27,539
Emergent BioSolutions, Inc. (A)	1,011	40,895
Enanta Pharmaceuticals, Inc. (A)	493	23,072
Epizyme, Inc. (A)(B)	1,571	29,928
Esperion Therapeutics, Inc. (A)	580	29,070
Exact Sciences Corp. (A)	3,580	168,690
Exelixis, Inc. (A)	7,910	191,659
FibroGen, Inc. (A)	1,844	99,207
Five Prime Therapeutics, Inc. (A)	803	32,851
Flexion Therapeutics, Inc. (A)(B)	821	19,852
Fortress Biotech, Inc. (A)(B)	1,762	7,788
Foundation Medicine, Inc. (A)(B)	950	38,190
G1 Therapeutics, Inc. (A)	697	17,348
Gemphire Therapeutics, Inc. (A)	388	3,663
Genocea Biosciences, Inc. (A)(B)	1,411	2,060
Genomic Health, Inc. (A)	875	28,079
Geron Corp. (A)(B)	3,996	8,711
Gilead Sciences, Inc.	35,784	2,899,220
Global Blood Therapeutics, Inc. (A)	1,186	36,825
GlycoMimetics, Inc. (A)(B)	767	10,730
GTx, Inc. (A)(B)	1,363	11,204
Halozyme Therapeutics, Inc. (A)	3,696	64,200
Idera Pharmaceuticals, Inc. (A)(B)	4,071	9,078
Immune Design Corp. (A)(B)	778	8,052
ImmunoGen, Inc. (A)(B)	2,306	17,641
Immunomedics, Inc. (A)(B)	2,849	39,829
Incyte Corp. (A)	5,595	653,160
Inovio Pharmaceuticals, Inc. (A)(B)	2,390	15,153
Insmed, Inc. (A)	1,685	52,589
Insys Therapeutics, Inc. (A)(B)	1,990	17,671
Intellia Therapeutics, Inc. (A)(B)	986	24,502
Intercept Pharmaceuticals, Inc. (A)(B)	670	38,887
Intrexon Corp. (A)(B)	3,229	61,383
Invitae Corp. (A)(B)	1,082	10,138
Ionis Pharmaceuticals, Inc. (A)	3,360	170,352
Ironwood Pharmaceuticals, Inc. (A)	4,005	63,159
Jounce Therapeutics, Inc. (A)(B)	816	12,713
Juno Therapeutics, Inc. (A)(B)	2,889	129,601
Keryx Biopharmaceuticals, Inc. (A)(B)	3,012	21,385
Kindred Biosciences, Inc. (A)(B)	1,052	8,258
Kite Pharma, Inc. (A)	1,537	276,368
Kura Oncology, Inc. (A)(B)	836	12,498
Lexicon Pharmaceuticals, Inc. (A)(B)	2,837	34,867
Ligand Pharmaceuticals, Inc. (A)	561	76,380
Loxo Oncology, Inc. (A)	779	71,761
MacroGenics, Inc. (A)	1,004	18,554
Madrigal Pharmaceuticals, Inc. (A)	473	21,276
MediciNova, Inc. (A)	1,446	9,211
Merrimack Pharmaceuticals, Inc. (B)	591	8,593
Mersana Therapeutics, Inc. (A)	510	8,818
MiMedx Group, Inc. (A)(B)	3,184	37,826
Minerva Neurosciences, Inc. (A)	1,071	8,140
Miragen Therapeutics, Inc. (A)	551	5,042
Momenta Pharmaceuticals, Inc. (A)	1,936	35,816
Myriad Genetics, Inc. (A)	1,868	67,584
NantKwest, Inc. (A)(B)	2,272	12,451
Natera, Inc. (A)	1,469	18,935
Neurocrine Biosciences, Inc. (A)	2,376	145,601
NewLink Genetics Corp. (A)(B)	1,024	10,424
Novavax, Inc. (A)(B)	7,388	8,422
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)	1,894	14,300
OncoMed Pharmaceuticals, Inc. (A)	2,492	11,264
OPKO Health, Inc. (A)(B)	16,384	112,394
Osiris Therapeutics, Inc. (A)(B)	1,127	5,184
Otonomy, Inc. (A)	861	2,798
Ovid Therapeutics, Inc. (A)	933	7,996
PDL BioPharma, Inc. (A)	4,261	14,445
Peregrine Pharmaceuticals, Inc. (A)	1,730	5,432
Pieris Pharmaceuticals, Inc. (A)	2,901	16,710
Portola Pharmaceuticals, Inc. (A)	1,534	82,882
Progenics Pharmaceuticals, Inc. (A)	2,404	17,693
Protagonist Therapeutics, Inc. (A)(B)	1,019	18,006
PTC Therapeutics, Inc. (A)	1,044	20,890
Puma Biotechnology, Inc. (A)	984	117,834
Ra Pharmaceuticals, Inc. (A)	1,384	20,206
Regeneron Pharmaceuticals, Inc. (A)	2,904	1,298,436
REGENXBIO, Inc. (A)	742	24,449
Repligen Corp. (A)	843	32,304
Retrophin, Inc. (A)	948	23,596
Rigel Pharmaceuticals, Inc. (A)	3,252	8,260
Sage Therapeutics, Inc. (A)	1,188	74,012
Sangamo Therapeutics, Inc. (A)	1,895	28,425
Sarepta Therapeutics, Inc. (A)(B)	1,664	75,479
Savient Pharmaceuticals, Inc. (A)(C)	1,834	0
Seattle Genetics, Inc. (A)	3,889	211,600
Selecta Biosciences, Inc. (A)(B)	1,257	22,940
Seres Therapeutics, Inc. (A)(B)	1,075	17,243
Spark Therapeutics, Inc. (A)	841	74,984
Spectrum Pharmaceuticals, Inc. (A)	2,149	30,236
Spring Bank Pharmaceuticals, Inc. (A)	581	9,784
Stemline Therapeutics, Inc. (A)	828	9,191
Strongbridge Biopharma PLC (A)	990	6,831
Syndax Pharmaceuticals, Inc. (A)	630	7,371
Synergy Pharmaceuticals, Inc. (A)(B)	6,021	17,461
Syros Pharmaceuticals, Inc. (A)	639	9,406
TESARO, Inc. (A)	1,471	189,906

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tocagen, Inc. (A)	694	$8,647
Trevena, Inc. (A)	2,948	7,517
Ultragenyx Pharmaceutical, Inc. (A)	1,295	68,972
United Therapeutics Corp. (A)	1,202	140,862
Vanda Pharmaceuticals, Inc. (A)	1,057	18,920
Veracyte, Inc. (A)	931	8,165
Vericel Corp. (A)	2,536	15,216
Versartis, Inc. (A)	1,038	2,543
Vertex Pharmaceuticals, Inc. (A)	6,807	1,034,936
Voyager Therapeutics, Inc. (A)	906	18,655
vTv Therapeutics, Inc., Class A (A)	1,687	10,088
XBiotech, Inc. (A)(B)	1,746	7,630
Xencor, Inc. (A)	1,213	27,802
ZIOPHARM Oncology, Inc. (A)(B)	3,970	24,376
		26,105,125
Health care equipment and supplies – 2.2%
Abaxis, Inc.	650	29,023
Abbott Laboratories	47,198	2,518,485
ABIOMED, Inc. (A)	1,182	199,285
Accuray, Inc. (A)	2,274	9,096
Alere, Inc. (A)	2,255	114,982
Align Technology, Inc. (A)	2,189	407,745
Analogic Corp.	350	29,313
AngioDynamics, Inc. (A)	1,182	20,200
Anika Therapeutics, Inc. (A)	375	21,750
Antares Pharma, Inc. (A)	9,123	29,559
AtriCure, Inc. (A)	1,006	22,504
Atrion Corp.	49	32,928
AxoGen, Inc. (A)	2,019	39,068
Baxter International, Inc.	14,753	925,751
Becton, Dickinson and Company	6,190	1,212,931
Boston Scientific Corp. (A)	37,230	1,085,999
Bovie Medical Corp. (A)	2,983	10,083
C.R. Bard, Inc.	2,007	643,244
Cantel Medical Corp.	1,136	106,977
Cardiovascular Systems, Inc. (A)	862	24,265
Cerus Corp. (A)(B)	3,413	9,317
ConforMIS, Inc. (A)(B)	1,605	5,650
CONMED Corp.	724	37,988
Corindus Vascular Robotics, Inc. (A)(B)	5,226	7,944
CryoLife, Inc. (A)	976	22,155
Cutera, Inc. (A)	612	25,306
Danaher Corp.	18,936	1,624,330
DENTSPLY SIRONA, Inc.	6,249	373,753
DexCom, Inc. (A)	2,371	116,001
Edwards Lifesciences Corp. (A)	5,799	633,889
Endologix, Inc. (A)(B)	2,494	11,123
Entellus Medical, Inc. (A)(B)	679	12,534
Exactech, Inc. (A)	512	16,870
FONAR Corp. (A)	287	8,754
GenMark Diagnostics, Inc. (A)	1,467	14,127
Glaukos Corp. (A)(B)	919	30,327
Globus Medical, Inc., Class A (A)	2,546	75,667
Haemonetics Corp. (A)	1,392	62,459
Halyard Health, Inc. (A)	1,229	55,342
Heska Corp. (A)	281	24,753
Hill-Rom Holdings, Inc.	1,746	129,204
Hologic, Inc. (A)	7,580	278,110
ICU Medical, Inc. (A)	522	97,014
IDEXX Laboratories, Inc. (A)	2,512	390,591
Inogen, Inc. (A)	567	53,922
Insulet Corp. (A)	1,556	85,704
Integer Holdings Corp. (A)	913	46,700
Integra LifeSciences Holdings Corp. (A)	2,039	102,929
Intuitive Surgical, Inc. (A)	1,050	1,098,174
Invacare Corp. (B)	885	13,939
Invuity, Inc. (A)	1,148	10,217
iRhythm Technologies, Inc. (A)	661	34,293
K2M Group Holdings, Inc. (A)	1,158	24,561
Lantheus Holdings, Inc. (A)	841	14,970
LeMaitre Vascular, Inc.	823	30,797
Masimo Corp. (A)	1,378	119,280
MedCath Corp. (A)(C)	613	307
Meridian Bioscience, Inc.	1,186	16,960
Merit Medical Systems, Inc. (A)	1,330	56,326
Natus Medical, Inc. (A)	930	34,875
Neogen Corp. (A)	1,020	79,009
NeuroMetrix, Inc. (A)(B)	4,009	8,138
Nevro Corp. (A)	779	70,796
Novocure, Ltd. (A)(B)	2,396	47,561
NuVasive, Inc. (A)	1,572	87,183
NxStage Medical, Inc. (A)	1,802	49,735
Obalon Therapeutics, Inc. (A)	915	8,720
OraSure Technologies, Inc. (A)	1,807	40,658
Orthofix International NV (A)	495	23,389
Penumbra, Inc. (A)	905	81,722
Pulse Biosciences, Inc. (A)	335	6,234
Quidel Corp. (A)	979	42,939
ResMed, Inc.	3,828	294,603
Rockwell Medical, Inc. (A)(B)	1,205	10,315
RTI Surgical, Inc. (A)	1,348	6,133
SeaSpine Holdings Corp. (A)	658	7,383
Second Sight Medical Products, Inc. (A)	6,262	7,514
Senseonics Holdings, Inc. (A)(B)	3,446	10,993
Sientra, Inc. (A)(B)	717	11,042
STAAR Surgical Company (A)	1,041	12,960
Stryker Corp.	10,169	1,444,201
Surmodics, Inc. (A)	293	9,083
Synergetics USA, Inc. (A)(C)	781	148
Tactile Systems Technology, Inc. (A)	376	11,637
Teleflex, Inc.	1,264	305,850
The Cooper Companies, Inc.	1,372	325,315
Utah Medical Products, Inc.	139	10,223
Varex Imaging Corp. (A)	1,002	33,908
Varian Medical Systems, Inc. (A)	2,506	250,750
West Pharmaceutical Services, Inc.	1,992	191,750
Zimmer Biomet Holdings, Inc.	5,501	644,112
		17,424,354
Health care providers and services – 2.4%
AAC Holdings, Inc. (A)(B)	1,171	11,625
Acadia Healthcare Company, Inc. (A)(B)	2,336	111,567
Aceto Corp.	777	8,726
Addus HomeCare Corp. (A)	406	14,332
Aetna, Inc.	9,481	1,507,574
Almost Family, Inc. (A)	306	16,432
Amedisys, Inc. (A)	936	52,379
American Renal Associates
Holdings, Inc. (A)(B)	814	12,186
AmerisourceBergen Corp.	5,979	494,762
AMN Healthcare Services, Inc. (A)	1,230	56,211
Anthem, Inc.	7,165	1,360,490
BioScrip, Inc. (A)	3,485	9,584
BioTelemetry, Inc. (A)	750	24,750
Brookdale Senior Living, Inc. (A)	4,840	51,304
Capital Senior Living Corp. (A)	774	9,714
Cardinal Health, Inc.	8,546	571,898
Centene Corp. (A)	4,622	447,271
Chemed Corp.	418	84,457
Cigna Corp.	6,941	1,297,551
Civitas Solutions, Inc. (A)	1,104	20,369

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)(B)	3,015	$23,155
CorVel Corp. (A)	531	28,886
Cross Country Healthcare, Inc. (A)	923	13,134
DaVita, Inc. (A)	5,410	321,300
Diplomat Pharmacy, Inc. (A)	1,747	36,180
Envision Healthcare Corp. (A)	3,343	150,268
Express Scripts Holding Company (A)	16,637	1,053,455
Genesis Healthcare, Inc. (A)	5,225	6,061
Hanger, Inc. (A)	926	10,177
HCA Healthcare, Inc. (A)	10,258	816,434
HealthEquity, Inc. (A)	1,624	82,142
HealthSouth Corp.	2,354	109,108
Henry Schein, Inc. (A)	4,310	353,377
Humana, Inc.	4,035	983,047
Kindred Healthcare, Inc.	2,288	15,558
Laboratory Corp. of America
Holdings (A)	2,834	427,849
Landauer, Inc.	274	18,440
LHC Group, Inc. (A)	557	39,502
LifePoint Health, Inc. (A)	1,154	66,817
Magellan Health, Inc. (A)	673	58,080
McKesson Corp.	6,125	940,861
MEDNAX, Inc. (A)	2,498	107,714
Molina Healthcare, Inc. (A)	1,512	103,965
National HealthCare Corp.	406	25,403
National Research Corp., Class A	1,094	41,244
National Research Corp., Class B (B)	727	39,309
Owens & Minor, Inc.	1,615	47,158
Patterson Companies, Inc.	2,647	102,307
PharMerica Corp. (A)	901	26,399
Premier, Inc., Class A (A)	3,810	124,092
Psychemedics Corp.	447	8,238
Quest Diagnostics, Inc.	3,680	344,595
R1 RCM, Inc. (A)(B)	2,560	9,498
RadNet, Inc. (A)	1,635	18,884
Select Medical Holdings Corp. (A)	3,583	68,794
Surgery Partners, Inc. (A)(B)	1,287	13,320
Teladoc, Inc. (A)(B)	1,432	47,471
Tenet Healthcare Corp. (A)	2,635	43,293
The Ensign Group, Inc.	1,227	27,718
The Providence Service Corp. (A)	423	22,876
Tivity Health, Inc. (A)	1,066	43,493
UnitedHealth Group, Inc.	26,217	5,134,599
Universal Health Services, Inc., Class B	2,715	301,202
US Physical Therapy, Inc.	317	19,480
WellCare Health Plans, Inc. (A)	1,180	202,653
		18,640,718
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	5,139	73,128
athenahealth, Inc. (A)	1,090	135,552
Castlight Health, Inc., B Shares (A)(B)	3,557	15,295
Cerner Corp. (A)	9,312	664,132
Computer Programs & Systems, Inc. (B)	348	10,283
Cotiviti Holdings, Inc. (A)	2,430	87,431
Evolent Health, Inc., Class A (A)	1,539	27,394
HealthStream, Inc. (A)	866	20,238
HMS Holdings Corp. (A)	2,278	45,241
Inovalon Holdings, Inc., Class A (A)(B)	3,994	68,098
Medidata Solutions, Inc. (A)	1,584	123,647
NantHealth, Inc. (A)	3,522	14,511
Omnicell, Inc. (A)	1,035	52,837
Quality Systems, Inc. (A)	1,632	25,671
Simulations Plus, Inc. (B)	574	8,897
Tabula Rasa HealthCare, Inc. (A)	493	13,183
Veeva Systems, Inc., Class A (A)	3,979	224,455
Vocera Communications, Inc. (A)	839	26,319
		1,636,312
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(B)	1,490	33,451
Agilent Technologies, Inc.	8,997	577,607
Bio-Rad Laboratories, Inc., Class A (A)	782	173,776
Bio-Techne Corp.	1,155	139,628
Bruker Corp.	4,391	130,632
Cambrex Corp. (A)	891	49,005
Charles River Laboratories
International, Inc. (A)	1,266	136,753
Enzo Biochem, Inc. (A)	1,417	14,836
Fluidigm Corp. (A)	2,209	11,133
Harvard Bioscience, Inc. (A)	2,568	9,630
Illumina, Inc. (A)	4,026	801,979
INC Research Holdings, Inc.,
Class A (A)	1,434	74,998
Luminex Corp.	1,171	23,806
Medpace Holdings, Inc. (A)	1,189	37,929
Mettler-Toledo International, Inc. (A)	706	442,069
NanoString Technologies, Inc. (A)	678	10,956
NeoGenomics, Inc. (A)	2,414	26,868
Pacific Biosciences of
California, Inc. (A)	3,237	16,994
PAREXEL International Corp. (A)	1,362	119,965
PerkinElmer, Inc.	3,201	220,773
PRA Health Sciences, Inc. (A)	1,646	125,376
Quintiles IMS Holdings, Inc. (A)	6,719	638,775
Thermo Fisher Scientific, Inc.	10,683	2,021,224
VWR Corp. (A)	3,539	117,176
Waters Corp. (A)	2,259	405,536
		6,360,875
Pharmaceuticals – 3.8%
AcelRx Pharmaceuticals, Inc. (A)(B)	2,228	10,249
Aclaris Therapeutics, Inc. (A)	632	16,312
Adamis Pharmaceuticals Corp. (A)	1,703	8,898
Aerie Pharmaceuticals, Inc. (A)	919	44,663
Akorn, Inc. (A)	3,278	108,797
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	9,504	1,947,845
Allergan PLC (A)(C)	609	7,186
Amphastar Pharmaceuticals, Inc. (A)	1,283	22,927
ANI Pharmaceuticals, Inc. (A)	275	14,435
Aratana Therapeutics, Inc. (A)	1,133	6,945
Assembly Biosciences, Inc. (A)	341	11,908
BioDelivery Sciences
International, Inc. (A)	2,228	6,573
Bristol-Myers Squibb Company	45,239	2,883,534
Catalent, Inc. (A)	3,298	131,656
Cempra, Inc. (A)	1,943	6,315
Chelsea Therapeutics
International, Ltd. (A)(C)	1,686	135
Clearside Biomedical, Inc. (A)(B)	897	7,840
Collegium Pharmaceutical, Inc. (A)(B)	671	7,039
Corcept Therapeutics, Inc. (A)	3,086	59,560
Corium International, Inc. (A)(B)	945	10,471
Cumberland Pharmaceuticals, Inc. (A)(B)	1,114	7,865
Depomed, Inc. (A)	1,747	10,115
Dermira, Inc. (A)	1,040	28,080
Dova Pharmaceuticals, Inc. (A)(B)	593	14,398
Durect Corp. (A)	4,305	7,620
Eli Lilly & Company	30,022	2,568,082
Endo International PLC (A)	5,894	50,482
Horizon Pharma PLC (A)	4,330	54,904

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Impax Laboratories, Inc. (A)	2,041	$41,432
Innoviva, Inc. (A)	3,271	46,187
Intersect ENT, Inc. (A)	754	23,487
Johnson & Johnson	73,763	9,589,928
Lannett Company, Inc. (A)(B)	993	18,321
Merck & Company, Inc.	74,644	4,779,455
MyoKardia, Inc. (A)	831	35,608
Nektar Therapeutics (A)	4,141	99,384
Novan, Inc. (A)	1,383	7,759
Ocular Therapeutix, Inc. (A)(B)	1,173	7,249
Omeros Corp. (A)(B)	1,134	24,517
Pacira Pharmaceuticals, Inc. (A)	1,020	38,301
Paratek Pharmaceuticals, Inc. (A)	694	17,419
Pfizer, Inc.	164,224	5,862,797
Phibro Animal Health Corp., Class A	1,104	40,903
Prestige Brands Holdings, Inc. (A)	1,407	70,477
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	604	18,784
Revance Therapeutics, Inc. (A)(B)	792	21,820
SciClone Pharmaceuticals, Inc. (A)	1,085	12,152
Sucampo Pharmaceuticals, Inc.,
Class A (A)	1,251	14,762
Supernus Pharmaceuticals, Inc. (A)	1,300	52,000
Teligent, Inc. (A)(B)	1,477	9,911
Tetraphase Pharmaceuticals, Inc. (A)	1,238	8,468
The Medicines Company (A)(B)	1,887	69,894
TherapeuticsMD, Inc. (A)(B)	5,461	28,889
ULURU, Inc. (A)	246,813	7,651
Zoetis, Inc.	13,407	854,830
Zogenix, Inc. (A)	631	22,117
Zynerba Pharmaceuticals, Inc. (A)	503	4,205
		29,883,613
		100,050,997
Industrials – 10.4%
Aerospace and defense – 2.3%
AAR Corp.	833	31,471
Aerojet Rocketdyne Holdings, Inc. (A)	1,989	69,635
Aerovironment, Inc. (A)	627	33,933
Arconic, Inc.	12,013	298,883
Astronics Corp. (A)	759	22,580
Axon Enterprise, Inc. (A)(B)	1,437	32,577
BWX Technologies, Inc.	2,684	150,358
Cubic Corp.	722	36,822
Curtiss-Wright Corp.	1,184	123,775
DigitalGlobe, Inc. (A)	1,671	58,903
Ducommun, Inc. (A)	255	8,173
Engility Holdings, Inc. (A)	1,060	36,761
Esterline Technologies Corp. (A)	803	72,390
General Dynamics Corp.	8,241	1,694,185
HEICO Corp., Class A	2,199	167,564
Hexcel Corp.	2,413	138,554
Huntington Ingalls Industries, Inc.	1,241	281,012
KLX, Inc. (A)	1,340	70,926
Kratos Defense & Security
Solutions, Inc. (A)	2,946	38,534
L3 Technologies, Inc.	2,159	406,820
Lockheed Martin Corp.	7,912	2,455,014
Mercury Systems, Inc. (A)	1,267	65,732
Moog, Inc., Class A (A)	971	81,011
National Presto Industries, Inc.	198	21,077
Northrop Grumman Corp.	4,737	1,362,930
Orbital ATK, Inc.	1,562	207,996
Raytheon Company	7,949	1,483,124
Rockwell Collins, Inc.	4,484	586,104
Sparton Corp. (A)	328	7,613
Spirit AeroSystems Holdings, Inc.,
Class A	3,504	272,331
Teledyne Technologies, Inc. (A)	939	149,470
Textron, Inc.	7,535	405,986
The Boeing Company	16,760	4,260,560
The KeyW Holding Corp. (A)(B)	1,309	9,961
TransDigm Group, Inc.	1,471	376,061
Triumph Group, Inc.	1,334	39,687
United Technologies Corp.	22,250	2,582,780
Vectrus, Inc. (A)	283	8,728
Wesco Aircraft Holdings, Inc. (A)	2,590	24,346
		18,174,367
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	1,923	46,806
Atlas Air Worldwide Holdings, Inc. (A)	631	41,520
C.H. Robinson Worldwide, Inc.	3,858	293,594
Echo Global Logistics, Inc. (A)	765	14,420
Expeditors International of
Washington, Inc.	4,909	293,853
FedEx Corp.	7,273	1,640,643
Forward Air Corp.	849	48,588
Hub Group, Inc., Class A (A)	971	41,704
United Parcel Service, Inc., Class B	23,768	2,854,299
XPO Logistics, Inc. (A)	3,011	204,086
		5,479,513
Airlines – 0.5%
Alaska Air Group, Inc.	3,240	247,115
Allegiant Travel Company	426	56,104
American Airlines Group, Inc.	14,069	668,137
Delta Air Lines, Inc.	20,281	977,950
Hawaiian Holdings, Inc. (A)	1,433	53,809
JetBlue Airways Corp. (A)	8,626	159,840
SkyWest, Inc.	1,374	60,319
Southwest Airlines Company	16,798	940,352
Spirit Airlines, Inc. (A)	1,897	63,379
United Continental Holdings, Inc. (A)	8,552	520,646
		3,747,651
Building products – 0.4%
AAON, Inc.	1,451	50,023
Advanced Drainage Systems, Inc.	1,459	29,545
American Woodmark Corp. (A)	432	41,580
AO Smith Corp.	5,039	299,468
Apogee Enterprises, Inc.	812	39,187
Armstrong Flooring, Inc. (A)	694	10,931
Armstrong World Industries, Inc. (A)	1,477	75,696
Builders FirstSource, Inc. (A)	3,085	55,499
Continental Building Products, Inc. (A)	1,097	28,522
CSW Industrials, Inc. (A)	458	20,312
Fortune Brands Home & Security, Inc.	4,359	293,056
Gibraltar Industries, Inc. (A)	872	27,163
Griffon Corp.	1,272	28,238
Insteel Industries, Inc.	620	16,188
JELD-WEN Holding, Inc. (A)	2,964	105,281
Johnson Controls International PLC	25,528	1,028,523
Lennox International, Inc.	1,153	206,352
Masco Corp.	8,743	341,064
NCI Building Systems, Inc. (A)	2,010	31,356
Owens Corning	3,054	236,227
Patrick Industries, Inc. (A)	432	36,331
PGT Innovations, Inc. (A)	1,437	21,483
Ply Gem Holdings, Inc. (A)	1,923	32,787
Quanex Building Products Corp.	1,079	24,763
Simpson Manufacturing Company, Inc.	1,304	63,948

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Tecogen, Inc. (A)(B)	2,209	$7,047
Trex Company, Inc. (A)	792	71,335
Universal Forest Products, Inc.	569	55,853
USG Corp. (A)(B)	4,008	130,861
		3,408,619
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,454	60,646
ACCO Brands Corp. (A)	2,703	32,166
Advanced Disposal Services, Inc. (A)	2,421	60,985
Aqua Metals, Inc. (A)	680	4,658
ARC Document Solutions, Inc. (A)	2,159	8,830
Brady Corp., Class A	1,398	53,054
Casella Waste Systems, Inc., Class A (A)	1,604	30,155
CECO Environmental Corp.	1,047	8,858
Cintas Corp.	2,837	409,322
Civeo Corp. (A)	4,009	11,426
Clean Harbors, Inc. (A)	1,537	87,148
Copart, Inc. (A)	6,422	220,724
Covanta Holding Corp.	3,472	51,559
Deluxe Corp.	1,528	111,483
Ennis, Inc.	790	15,524
Essendant, Inc.	985	12,972
Healthcare Services Group, Inc.	1,904	102,759
Heritage-Crystal Clean, Inc. (A)	1,425	30,994
Herman Miller, Inc.	1,567	56,255
HNI Corp.	1,253	51,962
Hudson Technologies, Inc. (A)	1,187	9,270
InnerWorkings, Inc. (A)	1,405	15,806
Interface, Inc.	1,775	38,873
KAR Auction Services, Inc.	3,647	174,108
Kimball International, Inc., Class B	1,168	23,091
Knoll, Inc.	1,321	26,420
LSC Communications, Inc.	804	13,274
Matthews International Corp., Class A	841	52,352
McGrath RentCorp	674	29,488
Mobile Mini, Inc.	1,229	42,339
MSA Safety, Inc.	1,018	80,941
Multi-Color Corp.	463	37,943
NL Industries, Inc. (A)	1,347	12,325
Pitney Bowes, Inc.	4,969	69,616
Quad/Graphics, Inc.	1,323	29,913
Republic Services, Inc.	9,156	604,845
Rollins, Inc.	5,880	271,303
RR Donnelley & Sons Company	1,875	19,313
SP Plus Corp. (A)	538	21,251
Steelcase, Inc., Class A	3,071	47,293
Stericycle, Inc. (A)	2,311	165,514
Swisher Hygiene, Inc. (A)	450	421
Team, Inc. (A)	759	10,133
Tetra Tech, Inc.	1,535	71,454
The Brink’s Company	1,410	118,793
UniFirst Corp.	523	79,235
US Ecology, Inc.	612	32,926
Viad Corp.	544	33,130
VSE Corp.	368	20,924
Waste Management, Inc.	11,948	935,170
West Corp.	2,203	51,704
		4,560,648
Construction and engineering – 0.2%
AECOM (A)	4,508	165,939
Aegion Corp. (A)	1,105	25,724
Ameresco, Inc., Class A (A)	1,226	9,563
Argan, Inc.	428	28,783
Comfort Systems USA, Inc.	1,050	37,485
Dycom Industries, Inc. (A)	846	72,654
EMCOR Group, Inc.	1,655	114,824
Fluor Corp.	3,843	161,790
Granite Construction, Inc.	1,113	64,498
Great Lakes Dredge & Dock Corp. (A)	2,256	10,942
HC2 Holdings, Inc. (A)	1,252	6,611
IES Holdings, Inc. (A)	530	9,169
Jacobs Engineering Group, Inc.	3,360	195,787
KBR, Inc.	4,010	71,699
Layne Christensen Company (A)	715	8,973
MasTec, Inc. (A)	2,227	103,333
MYR Group, Inc. (A)	618	18,009
Orion Group Holdings, Inc. (A)	1,069	7,013
Primoris Services Corp.	1,503	44,218
Quanta Services, Inc. (A)	4,117	153,852
Sterling Construction Company, Inc. (A)	688	10,478
Tutor Perini Corp. (A)	1,347	38,255
Valmont Industries, Inc.	630	99,603
		1,459,202
Electrical equipment – 0.5%
Acuity Brands, Inc.	1,248	213,757
Allied Motion Technologies, Inc.	328	8,312
AMETEK, Inc.	6,206	409,844
Atkore International Group, Inc. (A)	1,797	35,059
AZZ, Inc.	736	35,843
Babcock & Wilcox
Enterprises, Inc. (A)(B)	1,342	4,469
Eaton Corp. PLC	12,378	950,507
Emerson Electric Company	17,565	1,103,785
Encore Wire Corp.	560	25,074
Energous Corp. (A)(B)	550	6,963
EnerSys	1,187	82,105
Espey Manufacturing &
Electronics Corp.	333	7,493
General Cable Corp.	1,292	24,354
Global Power Equipment Group, Inc. (A)	2,338	4,325
Hubbell, Inc.	1,489	172,754
LSI Industries, Inc.	1,000	6,610
P10 Industries, Inc. (A)	951	379
Plug Power, Inc. (A)(B)	5,918	15,446
Powell Industries, Inc.	392	11,756
Power Solutions International, Inc. (A)	773	6,725
Preformed Line Products Company	383	25,776
Regal Beloit Corp.	1,192	94,168
Revolution Lighting
Technologies, Inc. (A)	1,025	6,663
Rockwell Automation, Inc.	3,471	618,567
Sunrun, Inc. (A)(B)	3,318	18,415
Thermon Group Holdings, Inc. (A)	963	17,324
TPI Composites, Inc. (A)	1,252	27,970
Ultralife Corp. (A)	1,277	8,620
Vicor Corp. (A)	1,297	30,609
Vivint Solar, Inc. (A)(B)	2,993	10,176
		3,983,848
Industrial conglomerates – 1.7%
3M Company	16,303	3,422,000
Carlisle Companies, Inc.	1,761	176,611
General Electric Company	239,298	5,786,226
Honeywell International, Inc.	20,784	2,945,924
Icahn Enterprises LP (B)	3,907	214,338
Raven Industries, Inc.	997	32,303
Roper Technologies, Inc.	2,773	674,948
		13,252,350

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery – 1.9%
Actuant Corp., Class A	1,477	$37,811
AGCO Corp.	2,117	156,171
Alamo Group, Inc.	309	33,177
Albany International Corp., Class A	832	47,757
Allison Transmission Holdings, Inc.	4,439	166,596
Altra Industrial Motion Corp.	750	36,075
American Railcar Industries, Inc. (B)	571	22,041
Astec Industries, Inc.	658	36,855
Barnes Group, Inc.	1,463	103,054
Briggs & Stratton Corp.	1,187	27,895
Caterpillar, Inc.	16,026	1,998,602
Chart Industries, Inc. (A)	795	31,188
CIRCOR International, Inc.	437	23,786
Colfax Corp. (A)	3,257	135,621
Columbus McKinnon Corp.	717	27,153
Crane Company	1,780	142,382
Cummins, Inc.	4,639	779,491
Deere & Company	8,617	1,082,209
DMC Global, Inc.	534	9,025
Donaldson Company, Inc.	3,940	181,004
Douglas Dynamics, Inc.	681	26,831
Dover Corp.	4,360	398,460
Energy Recovery, Inc. (A)(B)	1,508	11,913
EnPro Industries, Inc.	536	43,164
ESCO Technologies, Inc.	754	45,202
Federal Signal Corp.	1,647	35,048
Flowserve Corp.	3,781	161,033
Fortive Corp.	9,267	656,011
Franklin Electric Company, Inc.	1,286	57,677
FreightCar America, Inc.	465	9,095
Gardner Denver Holdings, Inc. (A)	5,252	144,535
Gencor Industries, Inc. (A)	611	10,784
Global Brass & Copper Holdings, Inc.	557	18,827
Graco, Inc.	1,490	184,298
Harsco Corp. (A)	2,228	46,565
Hillenbrand, Inc.	1,740	67,599
Hurco Companies, Inc.	227	9,443
Hyster-Yale Materials Handling, Inc.	342	26,142
IDEX Corp.	2,187	265,655
Illinois Tool Works, Inc.	9,454	1,398,814
ITT, Inc.	2,372	105,008
John Bean Technologies Corp.	841	85,025
Kadant, Inc.	273	26,904
Kennametal, Inc.	2,133	86,045
LB Foster Company, Class A (A)	428	9,737
Lincoln Electric Holdings, Inc.	1,811	166,032
Lindsay Corp.	279	25,640
Lydall, Inc. (A)	452	25,900
Manitex International, Inc. (A)	1,027	9,222
Meritor, Inc. (A)	2,634	68,510
Milacron Holdings Corp. (A)	1,858	31,326
Mueller Industries, Inc.	1,594	55,710
Mueller Water Products, Inc., Class A	4,465	57,152
Navistar International Corp. (A)(B)	2,609	114,979
NN, Inc.	653	18,937
Nordson Corp.	1,552	183,912
Omega Flex, Inc.	324	23,276
Oshkosh Corp.	2,198	181,423
PACCAR, Inc.	9,565	691,932
Parker-Hannifin Corp.	3,596	629,372
Park-Ohio Holdings Corp.	378	17,237
Pentair PLC	5,082	345,373
Perma-Pipe International
Holdings, Inc. (A)	965	8,154
Proto Labs, Inc. (A)	705	56,612
RBC Bearings, Inc. (A)	645	80,722
REV Group, Inc.	1,628	46,821
Rexnord Corp. (A)	2,724	69,217
Snap-on, Inc.	1,622	241,694
Spartan Motors, Inc.	1,231	13,603
SPX Corp. (A)	1,082	31,746
SPX FLOW, Inc. (A)	1,119	43,149
Standex International Corp.	337	35,789
Stanley Black & Decker, Inc.	4,134	624,110
Sun Hydraulics Corp.	758	40,932
Tennant Company	488	32,306
Terex Corp.	2,763	124,390
The Gorman-Rupp Company	740	24,102
The Greenbrier Companies, Inc.	716	34,475
The LS Starrett Company, Class A	959	8,535
The Manitowoc Company, Inc. (A)	3,914	35,226
The Middleby Corp. (A)	1,564	200,458
The Timken Company	2,118	102,829
The Toro Company	2,856	177,243
Titan International, Inc.	1,519	15,418
TriMas Corp. (A)	1,247	33,669
Trinity Industries, Inc.	4,595	146,581
Wabash National Corp. (B)	1,658	37,836
WABCO Holdings, Inc. (A)	1,513	223,924
Wabtec Corp. (B)	2,630	199,223
Watts Water Technologies, Inc., Class A	943	65,256
Welbilt, Inc. (A)	3,555	81,943
Woodward, Inc.	1,667	129,376
Xylem, Inc.	5,123	320,853
		14,939,833
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,056	9,314
Kirby Corp. (A)	1,445	95,298
Matson, Inc.	1,226	34,549
		139,161
Professional services – 0.3%
Acacia Research Corp. (A)	2,228	10,137
Barrett Business Services, Inc.	217	12,267
CBIZ, Inc. (A)	1,766	28,698
CRA International, Inc.	304	12,479
Equifax, Inc.	3,315	351,357
Exponent, Inc.	743	54,908
Franklin Covey Company (A)	408	8,282
FTI Consulting, Inc. (A)	1,075	38,141
Heidrick & Struggles International, Inc.	476	10,067
Hill International, Inc. (A)	4,284	20,349
Huron Consulting Group, Inc. (A)	630	21,609
ICF International, Inc. (A)	477	25,734
Insperity, Inc.	568	49,984
Kelly Services, Inc., Class A	969	24,312
Kforce, Inc.	881	17,796
Korn/Ferry International	1,585	62,497
ManpowerGroup, Inc.	1,903	224,211
Mistras Group, Inc. (A)	891	18,266
Navigant Consulting, Inc. (A)	1,237	20,930
On Assignment, Inc. (A)	1,401	75,206
Pendrell Corp. (A)	1,104	7,540
Resources Connection, Inc.	1,074	14,929
Robert Half International, Inc.	3,528	177,600
RPX Corp. (A)	1,323	17,569
The Advisory Board Company (A)	1,139	61,079
The Dun & Bradstreet Corp.	987	114,897
TransUnion (A)	4,904	231,763
TriNet Group, Inc. (A)	1,894	63,676

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TrueBlue, Inc. (A)	1,058	$23,752
Verisk Analytics, Inc. (A)	4,643	386,251
WageWorks, Inc. (A)	986	59,850
Willdan Group, Inc. (A)	465	15,094
		2,261,230
Road and rail – 0.9%
AMERCO	525	196,823
ArcBest Corp.	776	25,957
Avis Budget Group, Inc. (A)	2,507	95,416
Covenant Transportation Group, Inc.,
Class A (A)	513	14,867
CSX Corp.	25,378	1,377,010
Daseke, Inc. (A)	939	12,254
Genesee & Wyoming, Inc., Class A (A)	1,716	127,001
Heartland Express, Inc.	2,300	57,684
Hertz Global Holdings, Inc. (A)(B)	2,361	52,792
J.B. Hunt Transport Services, Inc.	3,159	350,902
Kansas City Southern	2,902	315,389
Knight-Swift Transportation
Holdings, Inc. (A)	4,727	196,407
Landstar System, Inc.	1,135	113,103
Marten Transport, Ltd.	1,585	32,572
Norfolk Southern Corp.	8,499	1,123,908
Old Dominion Freight Line, Inc.	2,386	262,722
P.A.M. Transportation Services, Inc. (A)	436	10,433
Roadrunner Transportation
Systems, Inc. (A)	1,117	10,645
Ryder System, Inc.	1,385	117,102
Saia, Inc. (A)	708	44,356
Schneider National, Inc., Class B	4,766	120,580
Union Pacific Corp.	22,314	2,587,755
Universal Logistics Holdings, Inc.	809	16,544
Werner Enterprises, Inc.	1,910	69,811
YRC Worldwide, Inc. (A)	823	11,357
		7,343,390
Trading companies and distributors – 0.4%
Air Lease Corp.	2,688	114,563
Aircastle, Ltd.	2,111	47,054
Applied Industrial Technologies, Inc.	996	65,537
Beacon Roofing Supply, Inc. (A)	1,726	88,458
BMC Stock Holdings, Inc. (A)	1,770	37,790
CAI International, Inc. (A)	630	19,102
DXP Enterprises, Inc. (A)	434	13,667
EnviroStar, Inc.	286	7,908
Fastenal Company	8,066	367,648
Foundation Building Materials, Inc. (A)	1,090	15,413
GATX Corp.	1,116	68,701
GMS, Inc. (A)	1,120	39,648
H&E Equipment Services, Inc.	910	26,572
HD Supply Holdings, Inc. (A)	5,478	197,591
Herc Holdings, Inc. (A)	852	41,859
Kaman Corp.	738	41,166
Lawson Products, Inc. (A)	336	8,467
MRC Global, Inc. (A)	2,561	44,792
MSC Industrial Direct Company, Inc.,
Class A	2,459	185,827
Neff Corp., Class A (A)	1,541	38,525
Nexeo Solutions, Inc. (A)	2,376	17,345
NOW, Inc. (A)	2,923	40,367
Rush Enterprises, Inc., Class A (A)	1,066	49,345
SiteOne Landscape Supply, Inc. (A)	1,063	61,760
Textainer Group Holdings, Ltd. (A)	1,429	24,507
Titan Machinery, Inc. (A)	567	8,806
Triton International, Ltd. (A)	894	29,752
United Rentals, Inc. (A)	2,337	324,235
Univar, Inc. (A)	3,730	107,909
Veritiv Corp. (A)	432	14,040
W.W. Grainger, Inc.	1,614	290,117
Watsco, Inc.	953	153,500
WESCO International, Inc. (A)	1,438	83,764
Willis Lease Finance Corp. (A)	300	7,377
		2,683,112
		81,432,924
Information technology – 21.5%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)(B)	1,062	50,020
ADTRAN, Inc.	1,271	30,504
Aerohive Networks, Inc. (A)	1,694	6,928
Applied Optoelectronics, Inc. (A)(B)	661	42,747
Arista Networks, Inc. (A)	2,027	384,339
ARRIS International PLC (A)	5,096	145,185
Brocade Communications Systems, Inc.	10,708	127,961
CalAmp Corp. (A)	1,033	24,017
Calix, Inc. (A)	1,564	7,898
Ciena Corp. (A)	3,760	82,607
Cisco Systems, Inc.	137,341	4,618,778
Clearfield, Inc. (A)(B)	668	9,085
CommScope Holding Company, Inc. (A)	5,541	184,017
Comtech Telecommunications Corp.	584	11,990
Digi International, Inc. (A)	739	7,833
EchoStar Corp., Class A (A)	2,550	145,937
EMCORE Corp. (A)	656	5,379
Extreme Networks, Inc. (A)	2,942	34,980
F5 Networks, Inc. (A)	1,771	213,512
Finisar Corp. (A)	2,980	66,067
Harmonic, Inc. (A)	4,245	12,947
Harris Corp.	3,305	435,202
Infinera Corp. (A)	3,529	31,302
InterDigital, Inc.	928	68,440
Juniper Networks, Inc.	10,306	286,816
KVH Industries, Inc. (A)	702	8,389
Lantronix, Inc. (A)	3,398	8,257
Lumentum Holdings, Inc. (A)	1,644	89,351
Motorola Solutions, Inc.	4,569	387,771
NETGEAR, Inc. (A)	848	40,365
NetScout Systems, Inc. (A)	2,514	81,328
Oclaro, Inc. (A)(B)	5,650	48,760
Palo Alto Networks, Inc. (A)	2,519	362,988
Plantronics, Inc.	917	40,550
Powerwave Technologies, Inc. (A)(C)	912	0
Quantenna Communications, Inc. (A)	969	16,289
Sonus Networks, Inc. (A)	1,166	8,920
Ubiquiti Networks, Inc. (A)(B)	2,194	122,908
ViaSat, Inc. (A)(B)	1,620	104,198
Viavi Solutions, Inc. (A)	6,102	57,725
		8,412,290
Electronic equipment, instruments and components – 0.8%
ADDvantage Technologies
Group, Inc. (A)	4,826	6,612
Amphenol Corp., Class A	8,391	710,214
Anixter International, Inc. (A)	875	74,375
Arrow Electronics, Inc. (A)	2,368	190,411
Avnet, Inc.	3,376	132,677
AVX Corp.	4,528	82,545
Badger Meter, Inc.	773	37,877
Bel Fuse, Inc., Class B	411	12,823
Belden, Inc.	1,129	90,918
Benchmark Electronics, Inc. (A)	1,267	43,268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
CDW Corp.	4,314	$284,724
Cognex Corp.	2,350	259,158
Coherent, Inc. (A)	662	155,683
Control4 Corp. (A)	533	15,702
Corning, Inc.	25,795	771,786
CTS Corp.	994	23,955
Daktronics, Inc.	1,231	13,012
Dolby Laboratories, Inc., Class A	2,736	157,375
Electro Scientific Industries, Inc. (A)	868	12,083
ePlus, Inc. (A)	388	35,871
FARO Technologies, Inc. (A)	517	19,775
Fitbit, Inc., Class A (A)(B)	6,562	45,672
FLIR Systems, Inc.	3,628	141,165
ID Systems, Inc. (A)	1,256	9,433
II-VI, Inc. (A)	1,687	69,420
Insight Enterprises, Inc. (A)	1,046	48,032
IPG Photonics Corp. (A)	1,456	269,447
Iteris, Inc. (A)	1,146	7,621
Itron, Inc. (A)	1,039	80,471
Jabil, Inc.	4,843	138,268
KEMET Corp. (A)	1,179	24,912
Keysight Technologies, Inc. (A)	4,965	206,842
Kimball Electronics, Inc. (A)	875	18,944
Knowles Corp. (A)	2,416	36,892
Littelfuse, Inc.	619	121,250
LRAD Corp. (A)	4,826	10,279
Maxwell Technologies, Inc. (A)	1,327	6,808
Mesa Laboratories, Inc.	102	15,231
Methode Electronics, Inc.	975	41,291
MicroVision, Inc. (A)(B)	3,367	9,360
MTS Systems Corp.	436	23,304
National Instruments Corp.	3,994	168,427
Novanta, Inc. (A)	876	38,194
OSI Systems, Inc. (A)	525	47,969
Park Electrochemical Corp.	657	12,155
PC Connection, Inc.	743	20,945
Perceptron, Inc. (A)	1,016	8,016
Plexus Corp. (A)	914	51,257
Richardson Electronics, Ltd.	1,482	8,848
Rogers Corp. (A)	471	62,775
Sanmina Corp. (A)	1,982	73,631
ScanSource, Inc. (A)	731	31,908
SYNNEX Corp.	1,055	133,468
Systemax, Inc.	984	26,007
Tech Data Corp. (A)	897	79,698
Trimble, Inc. (A)	6,906	271,061
TTM Technologies, Inc. (A)	2,893	44,465
Universal Display Corp.	1,277	164,541
VeriFone Systems, Inc. (A)	2,945	59,725
Vishay Intertechnology, Inc.	3,948	74,222
Vishay Precision Group, Inc. (A)	543	13,249
Wayside Technology Group, Inc.	447	6,057
Zebra Technologies Corp., Class A (A)	1,367	148,429
		6,000,533
Internet software and services – 4.8%
2U, Inc. (A)	1,321	74,029
Actua Corp. (A)	1,070	16,371
Akamai Technologies, Inc. (A)	4,733	230,592
Alarm.com Holdings, Inc. (A)	1,244	56,204
Alphabet, Inc., Class C (A)	18,983	18,206,785
Alteryx, Inc., Class A (A)	1,528	31,125
Amber Road, Inc. (A)	808	6,205
Angie’s List, Inc. (A)(B)	1,556	19,388
Appfolio, Inc., Class A (A)	1,018	48,813
Apptio, Inc., Class A (A)	1,219	22,515
Bankrate, Inc. (A)	2,600	36,270
Bazaarvoice, Inc. (A)	2,179	10,786
Benefitfocus, Inc. (A)(B)	850	28,603
Blucora, Inc. (A)	993	25,123
Box, Inc., Class A (A)	3,490	67,427
Brightcove, Inc. (A)	1,098	7,906
Carbonite, Inc. (A)	732	16,104
Care.com, Inc. (A)	870	13,824
Cars.com, Inc. (A)(B)	1,942	51,677
ChannelAdvisor Corp. (A)	695	7,993
Cloudera, Inc. (A)(B)	3,517	58,453
CommerceHub, Inc., Series A (A)	414	9,344
CommerceHub, Inc., Series C (A)	721	15,393
comScore, Inc. (A)	1,536	44,160
Cornerstone OnDemand, Inc. (A)	1,543	62,661
CoStar Group, Inc. (A)	889	238,474
Coupa Software, Inc. (A)	1,457	45,386
eBay, Inc. (A)	30,144	1,159,338
Endurance International Group
Holdings, Inc. (A)	3,878	31,800
Envestnet, Inc. (A)	1,193	60,843
Etsy, Inc. (A)	3,177	53,628
Facebook, Inc., Class A (A)	79,337	13,556,313
Five9, Inc. (A)	1,627	38,885
GoDaddy, Inc., Class A (A)	4,850	211,024
Gogo, Inc. (A)(B)	2,362	27,895
GrubHub, Inc. (A)	2,336	123,014
Hortonworks, Inc. (A)	1,830	31,019
Instructure, Inc. (A)	858	28,443
InterActiveCorp (A)	2,134	250,916
Internap Corp. (A)(B)	2,074	9,022
iPass, Inc. (A)	6,476	4,274
j2 Global, Inc.	1,288	95,157
Leaf Group, Ltd. (A)	1,010	6,969
Limelight Networks, Inc. (A)	3,461	13,740
Liquidity Services, Inc. (A)	1,122	6,620
LivePerson, Inc. (A)	1,544	20,921
LogMeIn, Inc.	1,425	156,821
Match Group, Inc. (A)(B)	6,898	159,965
MINDBODY, Inc., Class A (A)	1,037	26,806
MuleSoft, Inc., Class A (A)	3,499	70,470
New Relic, Inc. (A)	1,447	72,061
NIC, Inc.	1,844	31,625
Numerex Corp., Class A (A)	1,578	5,996
Nutanix, Inc., Class A (A)(B)	4,140	92,695
Okta, Inc. (A)	2,456	69,284
Pandora Media, Inc. (A)(B)	6,561	50,520
Q2 Holdings, Inc. (A)	1,110	46,232
QuinStreet, Inc. (A)	2,228	16,376
Quotient Technology, Inc. (A)	2,465	38,577
Reis, Inc.	387	6,966
Shutterstock, Inc. (A)(B)	947	31,526
SPS Commerce, Inc. (A)	480	27,221
Stamps.com, Inc. (A)	471	95,448
TechTarget, Inc. (A)	841	10,042
The Meet Group, Inc. (A)	1,496	5,445
The Trade Desk, Inc., Class A (A)	1,170	71,967
Tintri, Inc. (A)	1,146	3,598
Travelzoo (A)	722	6,209
TrueCar, Inc. (A)(B)	2,495	39,396
Twilio, Inc., Class A (A)(B)	2,497	74,535
Twitter, Inc. (A)	20,022	337,771
VeriSign, Inc. (A)(B)	2,822	300,233
Web.com Group, Inc. (A)	1,421	35,525

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
XO Group, Inc. (A)	860	$16,916
Yelp, Inc. (A)	2,183	94,524
Yext, Inc. (A)(B)	2,416	32,084
Zillow Group, Inc., Class C (A)	5,242	210,781
		37,419,047
IT services – 3.6%
Acxiom Corp. (A)	2,120	52,237
Alliance Data Systems Corp.	1,550	343,403
Automatic Data Processing, Inc.	12,280	1,342,450
Black Knight Financial Services, Inc.,
Class A (A)(B)	4,189	180,336
Blackhawk Network Holdings, Inc. (A)	1,482	64,912
Booz Allen Hamilton Holding Corp.	3,987	149,074
Broadridge Financial Solutions, Inc.	3,165	255,795
CACI International, Inc., Class A (A)	661	92,110
Cardtronics PLC, Class A (A)	1,275	29,338
Cass Information Systems, Inc.	371	23,536
Cognizant Technology Solutions Corp.,
Class A	16,435	1,192,195
Conduent, Inc. (A)	5,612	87,940
Convergys Corp.	2,645	68,479
CoreLogic, Inc. (A)	2,329	107,646
CSG Systems International, Inc.	904	36,250
CSRA, Inc.	4,396	141,859
DST Systems, Inc.	1,742	95,601
DXC Technology Company	7,874	676,219
EPAM Systems, Inc. (A)	1,385	121,783
Euronet Worldwide, Inc. (A)	1,412	133,843
Everi Holdings, Inc. (A)	2,230	16,926
ExlService Holdings, Inc. (A)	905	52,780
Fidelity National Information
Services, Inc.	8,974	838,082
First Data Corp., Class A (A)	25,276	455,979
Fiserv, Inc. (A)	5,827	751,450
FleetCor Technologies, Inc. (A)	2,579	399,152
Forrester Research, Inc.	499	20,883
Gartner, Inc. (A)	2,424	301,570
Genpact, Ltd.	5,438	156,343
Global Payments, Inc.	4,292	407,869
IBM Corp.	25,758	3,736,971
Information Services Group, Inc. (A)	1,875	7,538
Jack Henry & Associates, Inc.	2,105	216,373
Leidos Holdings, Inc.	4,123	244,164
ManTech International Corp., Class A	1,003	44,282
Mastercard, Inc., Class A	29,475	4,161,870
MAXIMUS, Inc.	1,752	113,004
MoneyGram International, Inc. (A)	1,556	25,067
Paychex, Inc.	9,845	590,306
PayPal Holdings, Inc. (A)	32,886	2,105,691
Perficient, Inc. (A)	928	18,254
PFSweb, Inc. (A)	988	8,250
Presidio, Inc. (A)(B)	2,375	33,606
PRGX Global, Inc. (A)	1,229	8,603
Sabre Corp.	8,081	146,266
Science Applications International Corp.	1,144	76,476
ServiceSource International, Inc. (A)	2,426	8,394
Square, Inc., Class A (A)	10,266	295,763
Sykes Enterprises, Inc. (A)	1,109	32,338
Syntel, Inc.	2,272	44,645
TeleTech Holdings, Inc.	1,397	58,325
Teradata Corp. (A)	3,511	118,637
The Hackett Group, Inc.	714	10,846
The Western Union Company	12,844	246,605
Total System Services, Inc.	5,172	338,766
Unisys Corp. (A)(B)	1,470	12,495
Vantiv, Inc., Class A (A)	5,341	376,380
Virtusa Corp. (A)	807	30,488
Visa, Inc., Class A	57,643	6,066,349
WEX, Inc. (A)	1,193	133,878
		27,906,670
Semiconductors and semiconductor equipment – 2.9%
Advanced Energy Industries, Inc. (A)	1,053	85,040
Advanced Micro Devices, Inc. (A)	25,725	327,994
Alpha & Omega Semiconductor, Ltd. (A)	745	12,285
Ambarella, Inc. (A)(B)	893	43,766
Amkor Technology, Inc. (A)	6,413	67,657
Analog Devices, Inc.	10,046	865,664
Applied Materials, Inc.	29,533	1,538,374
Axcelis Technologies, Inc. (A)	1,154	31,562
AXT, Inc. (A)	893	8,171
Brooks Automation, Inc.	1,864	56,591
Cabot Microelectronics Corp.	663	52,994
Cavium, Inc. (A)	1,979	130,495
CEVA, Inc. (A)	539	23,069
Cirrus Logic, Inc. (A)	1,722	91,817
Cohu, Inc.	920	21,933
Cree, Inc. (A)	2,698	76,057
Cypress Semiconductor Corp.	8,984	134,940
Diodes, Inc. (A)	1,254	37,532
DSP Group, Inc. (A)	1,671	21,723
Entegris, Inc. (A)	3,835	110,640
Everspin Technologies, Inc. (A)(B)	392	6,699
First Solar, Inc. (A)	2,835	130,070
FormFactor, Inc. (A)	2,220	37,407
GSI Technology, Inc. (A)	1,041	7,568
Ichor Holdings, Ltd. (A)	593	15,892
Impinj, Inc. (A)(B)	645	26,838
Inphi Corp. (A)	1,119	44,413
Integrated Device Technology, Inc. (A)	3,601	95,715
Intel Corp.	129,604	4,935,320
inTEST Corp. (A)	1,326	11,006
IXYS Corp. (A)	1,111	26,331
KLA-Tencor Corp.	4,337	459,722
Kopin Corp. (A)	6,100	25,437
Kulicke & Soffa Industries, Inc. (A)	1,961	42,299
Lam Research Corp.	4,417	817,322
Lattice Semiconductor Corp. (A)	3,274	17,058
MACOM Technology Solutions
Holdings, Inc. (A)	1,734	77,354
Marvell Technology Group, Ltd.	13,628	243,941
Maxim Integrated Products, Inc.	7,747	369,609
MaxLinear, Inc. (A)	1,723	40,921
Microchip Technology, Inc.	6,227	559,060
Micron Technology, Inc. (A)	30,144	1,185,564
Microsemi Corp. (A)	3,123	160,772
MKS Instruments, Inc.	1,456	137,519
Monolithic Power Systems, Inc.	1,123	119,656
Nanometrics, Inc. (A)	686	19,757
NeoPhotonics Corp. (A)(B)	1,345	7,478
NVE Corp.	193	15,241
NVIDIA Corp.	16,311	2,915,917
ON Semiconductor Corp. (A)	11,367	209,948
PDF Solutions, Inc. (A)	971	15,041
Photronics, Inc. (A)	1,694	14,992
Power Integrations, Inc.	819	59,951
Qorvo, Inc. (A)	3,451	243,917
QUALCOMM, Inc.	40,529	2,101,023
Rambus, Inc. (A)	3,027	40,410
Rudolph Technologies, Inc. (A)	1,069	28,115
Semtech Corp. (A)	1,776	66,689

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Sigma Designs, Inc. (A)	1,346	$8,480
Silicon Laboratories, Inc. (A)	1,155	92,285
Skyworks Solutions, Inc.	5,018	511,334
SunPower Corp. (A)(B)	3,833	27,943
Synaptics, Inc. (A)	938	36,751
Teradyne, Inc.	5,388	200,919
Texas Instruments, Inc.	27,348	2,451,475
Transwitch Corp. (A)	1,436	2
Ultra Clean Holdings, Inc. (A)	1,786	54,687
Veeco Instruments, Inc. (A)	1,350	28,890
Versum Materials, Inc.	2,875	111,608
Xcerra Corp. (A)	1,558	15,346
Xilinx, Inc.	7,033	498,147
Xperi Corp.	1,341	33,927
		23,142,070
Software – 5.0%
8x8, Inc. (A)	2,489	33,602
A10 Networks, Inc. (A)	1,944	14,697
ACI Worldwide, Inc. (A)	3,212	73,169
Activision Blizzard, Inc.	20,618	1,330,067
Adobe Systems, Inc. (A)	13,503	2,014,378
Agilysys, Inc. (A)	1,953	23,338
American Software, Inc., Class A	965	10,962
ANSYS, Inc. (A)	2,329	285,838
Appian Corp. (A)(B)	1,559	44,369
Aspen Technology, Inc. (A)	2,129	133,722
Autodesk, Inc. (A)	6,141	689,389
Blackbaud, Inc.	1,299	114,052
Blackline, Inc. (A)	1,427	48,689
Bottomline Technologies, Inc. (A)	1,066	33,931
BroadSoft, Inc. (A)	811	40,793
CA, Inc.	11,536	385,072
Cadence Design Systems, Inc. (A)	7,858	310,155
Callidus Software, Inc. (A)	1,751	43,162
Citrix Systems, Inc. (A)	4,280	328,790
CommVault Systems, Inc. (A)	1,243	75,574
Digimarc Corp. (A)(B)	358	13,103
Ebix, Inc. (B)	925	60,356
Electronic Arts, Inc. (A)	8,466	999,496
Ellie Mae, Inc. (A)	1,009	82,869
Everbridge, Inc. (A)	1,115	29,458
Exa Corp. (A)	548	13,251
Fair Isaac Corp.	840	118,020
FireEye, Inc. (A)(B)	4,862	81,536
Fortinet, Inc. (A)	5,116	183,357
Gigamon, Inc. (A)	986	41,560
GlobalSCAPE, Inc.	1,630	6,243
Glu Mobile, Inc. (A)	3,385	12,728
Guidewire Software, Inc. (A)	2,025	157,667
HubSpot, Inc. (A)	991	83,294
Imperva, Inc. (A)	910	39,494
Intuit, Inc.	7,004	995,549
Manhattan Associates, Inc. (A)	1,912	79,482
Micro Focus International PLC,
ADR (A)	6,222	198,482
Microsoft Corp.	212,071	15,797,169
MicroStrategy, Inc., Class A (A)	314	40,101
Mitek Systems, Inc. (A)	815	7,743
MobileIron, Inc. (A)	2,564	9,487
Model N, Inc. (A)	790	11,811
Monotype Imaging Holdings, Inc.	1,170	22,523
Nuance Communications, Inc. (A)	7,771	122,160
Oracle Corp.	112,474	5,438,118
Paycom Software, Inc. (A)	1,591	119,261
Paylocity Holding Corp. (A)	1,423	69,471
Pegasystems, Inc.	2,085	120,200
Progress Software Corp.	1,450	55,347
Proofpoint, Inc. (A)	1,182	103,094
PROS Holdings, Inc. (A)	815	19,666
PTC, Inc. (A)	3,114	175,256
Qualys, Inc. (A)	980	50,764
Rapid7, Inc. (A)	1,317	23,179
RealNetworks, Inc. (A)	1,685	8,088
RealPage, Inc. (A)	2,266	90,413
Red Hat, Inc. (A)	4,852	537,893
RingCentral, Inc., Class A (A)	1,661	69,347
Rosetta Stone, Inc. (A)	727	7,423
salesforce.com, Inc. (A)	19,480	1,819,822
SecureWorks Corp., Class A (A)(B)	2,238	27,639
ServiceNow, Inc. (A)	4,636	544,869
Silver Spring Networks, Inc. (A)	1,498	24,223
Snap, Inc., Class A (A)(B)	18,694	271,811
Splunk, Inc. (A)	3,803	252,633
SS&C Technologies Holdings, Inc.	5,887	236,363
Symantec Corp.	16,996	557,639
Synchronoss Technologies, Inc. (A)	1,263	11,784
Synopsys, Inc. (A)	4,072	327,918
Tableau Software, Inc., Class A (A)	2,120	158,767
Take-Two Interactive Software, Inc. (A)	2,789	285,119
Telenav, Inc. (A)	1,631	10,357
The Rubicon Project, Inc. (A)	1,569	6,103
The Ultimate Software Group, Inc. (A)	812	153,955
THQ, Inc. (A)(C)	234	0
TiVo Corp.	3,201	63,540
Tyler Technologies, Inc. (A)	1,008	175,715
Upland Software, Inc. (A)	894	18,917
Varonis Systems, Inc. (A)	727	30,461
VASCO Data Security
International, Inc. (A)	1,169	14,086
Verint Systems, Inc. (A)	1,699	71,103
VirnetX Holding Corp. (A)(B)	2,165	8,444
VMware, Inc., Class A (A)(B)	11,151	1,217,578
Workday, Inc., Class A (A)	5,637	594,083
Workiva, Inc. (A)	1,046	21,809
Zendesk, Inc. (A)	2,698	78,539
Zix Corp. (A)	1,390	6,797
Zynga, Inc., Class A (A)	23,697	89,575
		39,207,857
Technology hardware, storage and peripherals – 3.3%
3D Systems Corp. (A)(B)	3,069	41,094
Apple, Inc.	144,236	22,229,652
Avid Technology, Inc. (A)	1,474	6,692
CPI Card Group, Inc. (B)	2,706	3,193
Cray, Inc. (A)	1,117	21,726
Diebold Nixdorf, Inc. (B)	2,503	57,194
Eastman Kodak Company (A)(B)	1,191	8,754
Electronics For Imaging, Inc. (A)	1,256	53,606
Hewlett Packard Enterprise Company	45,315	666,584
HP, Inc.	46,436	926,863
Immersion Corp. (A)(B)	1,077	8,799
Intevac, Inc. (A)	1,295	10,943
NCR Corp. (A)	3,293	123,553
NetApp, Inc.	7,690	336,514
Pure Storage, Inc., Class A (A)(B)	5,334	85,291
Super Micro Computer, Inc. (A)	1,309	28,929
TransAct Technologies, Inc.	851	8,297
Western Digital Corp.	7,845	677,808

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Xerox Corp.	6,674	$222,177
		25,517,669
		167,606,136
Materials – 3.2%
Chemicals – 2.1%
A. Schulman, Inc.	785	26,808
Advanced Emissions Solutions, Inc.	676	7,416
AdvanSix, Inc. (A)	801	31,840
Air Products & Chemicals, Inc.	5,915	894,466
Albemarle Corp.	3,001	409,066
American Vanguard Corp.	831	19,030
Ashland Global Holdings, Inc.	1,816	118,748
Axalta Coating Systems, Ltd. (A)	6,519	188,529
Balchem Corp.	798	64,869
Cabot Corp.	1,656	92,405
Calgon Carbon Corp.	1,266	27,092
Celanese Corp., Series A	3,874	403,942
CF Industries Holdings, Inc.	6,276	220,664
Chase Corp.	249	27,739
Ciner Resources LP (B)	560	14,028
Codexis, Inc. (A)	1,416	9,416
Core Molding Technologies, Inc.	387	8,491
DowDuPont, Inc.	63,596	4,402,751
Eastman Chemical Company	3,909	353,725
Ecolab, Inc.	7,894	1,015,247
Ferro Corp. (A)	2,133	47,566
Flotek Industries, Inc. (A)	1,525	7,091
FMC Corp.	3,636	324,731
FutureFuel Corp.	1,323	20,824
GCP Applied Technologies, Inc. (A)	1,924	59,067
Hawkins, Inc.	343	13,994
HB Fuller Company	1,344	78,033
Huntsman Corp.	6,375	174,803
Ingevity Corp. (A)	1,180	73,715
Innophos Holdings, Inc.	587	28,875
Innospec, Inc.	684	42,169
International Flavors & Fragrances, Inc.	2,249	321,405
Intrepid Potash, Inc. (A)	2,896	12,627
KMG Chemicals, Inc.	415	22,775
Koppers Holdings, Inc. (A)	543	25,059
Kraton Corp. (A)	856	34,617
Kronos Worldwide, Inc.	3,053	69,700
LSB Industries, Inc. (A)(B)	1,100	8,734
Minerals Technologies, Inc.	935	66,058
Monsanto Company	11,966	1,433,766
NewMarket Corp.	320	136,240
Northern Technologies International
Corp. (A)	411	6,782
OCI Partners LP	2,248	17,984
Olin Corp.	4,414	151,180
OMNOVA Solutions, Inc. (A)	1,067	11,684
PolyOne Corp.	2,218	88,787
PPG Industries, Inc.	7,217	784,199
Praxair, Inc.	7,768	1,085,500
Quaker Chemical Corp.	378	55,925
Rayonier Advanced Materials, Inc.	1,094	14,988
Rentech Nitrogen Partners LP (A)(C)	1,086	195
RPM International, Inc.	3,879	199,148
Sensient Technologies Corp.	1,192	91,689
Stepan Company	589	49,276
Terra Nitrogen Company LP (B)	544	44,472
The Chemours Company	4,982	252,139
The Mosaic Company	9,458	204,198
The Scotts Miracle-Gro Company	1,579	153,700
The Sherwin-Williams Company	2,532	906,557
Trecora Resources (A)	755	10,042
Tredegar Corp.	978	17,604
Trinseo SA	1,287	86,358
Valhi, Inc.	8,461	20,560
Valvoline, Inc.	9,312	218,366
W.R. Grace & Company	1,840	132,756
Westlake Chemical Corp.	3,463	287,741
Westlake Chemical Partners LP	430	9,761
		16,239,712
Construction materials – 0.1%
Eagle Materials, Inc.	1,321	140,951
Forterra, Inc. (A)(B)	1,879	8,456
Martin Marietta Materials, Inc.	1,763	363,583
Summit Materials, Inc., Class A (A)	2,999	96,058
U.S. Concrete, Inc. (A)(B)	427	32,580
United States Lime & Minerals, Inc.	146	12,264
Vulcan Materials Company	3,645	435,942
		1,089,834
Containers and packaging – 0.4%
AptarGroup, Inc.	1,895	163,557
Avery Dennison Corp.	2,367	232,771
Ball Corp.	9,516	393,011
Bemis Company, Inc.	2,480	113,014
Berry Global Group, Inc. (A)	3,441	194,933
Crown Holdings, Inc. (A)	3,677	219,590
Graphic Packaging Holding Company	8,222	114,697
Greif, Inc., Class A	1,240	72,590
International Paper Company	11,243	638,827
Myers Industries, Inc.	770	16,132
Owens-Illinois, Inc. (A)	4,334	109,043
Packaging Corp. of America	2,684	307,801
Sealed Air Corp.	5,201	222,187
Silgan Holdings, Inc.	3,278	96,472
Sonoco Products Company	2,686	135,509
UFP Technologies, Inc. (A)	297	8,346
WestRock Company	6,743	382,530
		3,421,010
Metals and mining – 0.5%
AK Steel Holding Corp. (A)	8,622	48,197
Alcoa Corp. (A)	5,171	241,072
Allegheny Technologies, Inc. (A)(B)	2,945	70,386
Ampco-Pittsburgh Corp.	523	9,100
Carpenter Technology Corp.	1,294	62,151
Century Aluminum Company (A)	2,424	40,190
Cleveland-Cliffs, Inc. (A)	8,052	57,572
Coeur Mining, Inc. (A)	5,040	46,318
Commercial Metals Company	3,170	60,325
Compass Minerals International, Inc. (B)	909	58,994
Freeport-McMoRan, Inc. (A)	39,637	556,503
Handy & Harman, Ltd. (A)	425	13,834
Haynes International, Inc.	370	13,287
Hecla Mining Company	10,569	53,056
Kaiser Aluminum Corp.	466	48,063
Materion Corp.	571	24,639
Newmont Mining Corp.	14,766	553,873
Nucor Corp.	8,740	489,790
Olympic Steel, Inc.	439	9,658
Ramaco Resources, Inc. (A)(B)	1,173	7,777
Reliance Steel & Aluminum Company	1,978	150,664
Royal Gold, Inc.	1,801	154,958
Ryerson Holding Corp. (A)	926	10,047
Schnitzer Steel Industries, Inc., Class A	756	21,281
Southern Copper Corp.	21,174	841,878

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	6,577	$226,709
SunCoke Energy Partners LP (B)	1,321	22,721
SunCoke Energy, Inc. (A)	1,703	15,565
Synalloy Corp. (A)	683	8,538
Tahoe Resources, Inc.	8,589	45,264
TimkenSteel Corp. (A)	1,160	19,140
United States Steel Corp.	4,768	122,347
Warrior Met Coal, Inc.	1,417	33,399
Worthington Industries, Inc.	1,724	79,304
		4,216,600
Paper and forest products – 0.1%
Boise Cascade Company (A)	1,021	35,633
Clearwater Paper Corp. (A)	422	20,784
Deltic Timber Corp.	370	32,719
KapStone Paper and Packaging Corp.	2,643	56,798
Louisiana-Pacific Corp. (A)	3,860	104,529
Neenah Paper, Inc.	495	42,347
PH Glatfelter Company	1,257	24,449
Schweitzer-Mauduit International, Inc.	840	34,826
Verso Corp., Class A (A)	1,598	8,134
		360,219
		25,327,375
Real estate – 3.8%
Equity real estate investment trusts – 3.7%
Acadia Realty Trust	2,512	71,893
Agree Realty Corp.	650	31,902
Alexander & Baldwin, Inc.	1,439	66,669
Alexander’s, Inc.	162	68,703
Alexandria Real Estate Equities, Inc.	2,472	294,094
Altisource Residential Corp.	1,680	18,665
American Assets Trust, Inc.	1,357	53,968
American Campus Communities, Inc.	3,722	164,326
American Homes 4 Rent, Class A	6,946	150,798
American Tower Corp.	11,597	1,585,078
Apartment Investment & Management
Company, Class A	4,231	185,572
Apple Hospitality REIT, Inc.	6,219	117,601
Armada Hoffler Properties, Inc.	1,082	14,942
Ashford Hospitality Prime, Inc.	986	9,367
Ashford Hospitality Trust, Inc.	2,369	15,801
AvalonBay Communities, Inc.	3,746	668,361
Bluerock Residential Growth REIT, Inc.	720	7,963
Boston Properties, Inc.	4,226	519,291
Brandywine Realty Trust	4,786	83,707
Brixmor Property Group, Inc.	8,594	161,567
Camden Property Trust	2,448	223,870
CareTrust REIT, Inc.	1,944	37,014
CatchMark Timber Trust, Inc., Class A	1,146	14,451
CBL & Associates Properties, Inc.	4,446	37,302
Cedar Realty Trust, Inc.	2,633	14,797
Chatham Lodging Trust	1,116	23,793
Chesapeake Lodging Trust	1,670	45,040
Clipper Realty, Inc.	692	7,411
Colony NorthStar, Inc., Class A	15,010	188,526
Columbia Property Trust, Inc.	3,463	75,390
Community Healthcare Trust, Inc.	560	15,098
Condor Hospitality Trust, Inc.	704	7,357
CoreCivic, Inc.	3,208	85,878
CorEnergy Infrastructure Trust, Inc.	264	9,332
CoreSite Realty Corp.	1,049	117,383
Corporate Office Properties Trust	2,681	88,017
Cousins Properties, Inc.	11,160	104,234
Crown Castle International Corp.	11,055	1,105,279
CubeSmart	4,891	126,970
CyrusOne, Inc.	2,506	147,679
DCT Industrial Trust, Inc.	2,498	144,684
DDR Corp.	10,116	92,663
DiamondRock Hospitality Company	5,442	59,590
Digital Realty Trust, Inc.	5,490	649,632
Douglas Emmett, Inc.	4,477	176,483
Duke Realty Corp.	9,792	282,205
Easterly Government Properties, Inc.	942	19,471
EastGroup Properties, Inc.	926	81,599
Education Realty Trust, Inc.	2,268	81,489
Empire State Realty Trust, Inc., Class A	4,373	89,821
EPR Properties	2,025	141,224
Equinix, Inc.	2,127	949,280
Equity Commonwealth (A)	3,384	102,874
Equity LifeStyle Properties, Inc.	2,363	201,044
Equity Residential	9,993	658,838
Essex Property Trust, Inc.	1,776	451,157
Extra Space Storage, Inc.	3,536	282,597
Farmland Partners, Inc.	854	7,720
Federal Realty Investment Trust	2,005	249,041
First Industrial Realty Trust, Inc.	3,203	96,378
First Potomac Realty Trust	1,821	20,286
Forest City Realty Trust, Inc., Class A	6,960	177,550
Four Corners Property Trust, Inc.	1,451	36,159
Franklin Street Properties Corp.	3,002	31,881
Gaming and Leisure Properties, Inc.	5,974	220,381
Getty Realty Corp.	893	25,549
GGP, Inc.	24,246	503,589
Gladstone Commercial Corp.	928	20,667
Global Medical REIT, Inc.	815	7,319
Government Properties Income Trust	2,761	51,824
Gramercy Property Trust	4,390	132,798
HCP, Inc.	12,985	361,373
Healthcare Realty Trust, Inc.	3,504	113,319
Healthcare Trust of America, Inc.,
Class A	5,217	155,467
Hersha Hospitality Trust	1,060	19,790
Highwoods Properties, Inc.	2,934	152,832
Hospitality Properties Trust	4,673	133,134
Host Hotels & Resorts, Inc.	19,968	369,208
Hudson Pacific Properties, Inc.	4,259	142,804
Independence Realty Trust, Inc.	1,452	14,767
InfraREIT, Inc.	1,243	27,806
Investors Real Estate Trust	3,489	21,318
Invitation Homes, Inc.	8,407	190,419
Iron Mountain, Inc.	7,499	291,711
iStar, Inc. (A)	1,802	21,264
JBG SMITH Properties (A)	2,720	93,051
Kilroy Realty Corp.	2,695	191,668
Kimco Realty Corp.	11,877	232,195
Kite Realty Group Trust	2,293	46,433
Lamar Advertising Company, Class A	2,687	184,140
LaSalle Hotel Properties	2,988	86,712
Lexington Realty Trust	6,878	70,293
Liberty Property Trust	4,054	166,457
Life Storage, Inc.	1,286	105,208
LTC Properties, Inc.	1,124	52,806
Mack-Cali Realty Corp.	2,436	57,758
MedEquities Realty Trust, Inc.	1,793	21,068
Medical Properties Trust, Inc.	9,716	127,571
MGM Growth Properties LLC, Class A	1,592	48,094
Mid-America Apartment
Communities, Inc.	3,152	336,886
Monmouth Real Estate Investment Corp.	1,908	30,891
National Health Investors, Inc.	1,136	87,801

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
National Retail Properties, Inc.	4,182	$174,222
National Storage Affiliates Trust	1,485	35,996
New Senior Investment Group, Inc.	2,372	21,704
New York REIT, Inc.	4,963	38,960
NexPoint Residential Trust, Inc.	820	19,459
NorthStar Realty Europe Corp.	1,513	19,382
Omega Healthcare Investors, Inc.	5,563	177,515
One Liberty Properties, Inc.	599	14,592
Outfront Media, Inc.	3,844	96,792
Paramount Group, Inc.	6,263	100,208
Park Hotels & Resorts, Inc.	5,655	155,852
Parkway, Inc.	1,288	29,663
Pebblebrook Hotel Trust	1,916	69,244
Pennsylvania Real Estate
Investment Trust	1,923	20,172
Physicians Realty Trust	4,825	85,547
Piedmont Office Realty Trust, Inc.,
Class A	4,024	81,124
Potlatch Corp.	1,147	58,497
Preferred Apartment Communities, Inc.,
Class A	808	15,255
Prologis, Inc.	14,426	915,474
PS Business Parks, Inc.	785	104,798
Public Storage	4,761	1,018,806
QTS Realty Trust, Inc., Class A	1,298	67,963
Quality Care Properties, Inc. (A)	2,462	38,161
RAIT Financial Trust	3,846	2,808
Ramco-Gershenson Properties Trust	2,165	28,167
Rayonier, Inc.	3,712	107,240
Realty Income Corp.	7,470	427,209
Regency Centers Corp.	4,692	291,092
Retail Opportunity Investments Corp.	3,170	60,262
Retail Properties of America, Inc.,
Class A	6,572	86,290
Rexford Industrial Realty, Inc.	1,815	51,945
RLJ Lodging Trust	4,636	101,992
Ryman Hospitality Properties, Inc.	1,369	85,549
Sabra Health Care REIT, Inc.	4,247	93,179
Safety Income and Growth, Inc.	453	8,444
Saul Centers, Inc.	674	41,727
SBA Communications Corp. (A)	3,306	476,229
Select Income REIT	2,624	61,454
Senior Housing Properties Trust	6,610	129,226
Seritage Growth Properties, Class A	935	43,075
Simon Property Group, Inc.	8,563	1,378,729
SL Green Realty Corp.	2,844	288,154
Sotherly Hotels, Inc.	1,150	6,774
Spirit Realty Capital, Inc.	13,228	113,364
STAG Industrial, Inc.	2,453	67,384
Starwood Waypoint Homes	3,327	121,003
STORE Capital Corp.	5,183	128,901
Summit Hotel Properties, Inc.	2,730	43,653
Sun Communities, Inc.	2,131	182,584
Sunstone Hotel Investors, Inc.	5,824	93,592
Tanger Factory Outlet Centers, Inc.	2,669	65,177
Taubman Centers, Inc.	1,820	90,454
Terreno Realty Corp.	1,358	49,132
The Macerich Company	3,913	215,098
Tier REIT, Inc.	1,408	27,174
UDR, Inc.	7,311	278,037
UMH Properties, Inc.	1,224	19,033
Uniti Group, Inc.	4,949	72,552
Universal Health Realty Income Trust	353	26,648
Urban Edge Properties	3,025	72,963
Urstadt Biddle Properties, Inc., Class A	1,186	25,736
Ventas, Inc.	9,674	630,068
VEREIT, Inc.	27,152	225,090
Vornado Realty Trust	5,441	418,304
Washington Prime Group, Inc.	5,042	42,000
Washington Real Estate Investment Trust	2,192	71,810
Weingarten Realty Investors	3,587	113,851
Welltower, Inc.	9,981	701,465
Weyerhaeuser Company	20,495	697,445
Wheeler Real Estate Investment
Trust, Inc.	710	8,201
Whitestone REIT	1,124	14,668
Winthrop Realty Trust (A)(C)	1,052	8,837
WP Carey, Inc.	2,969	200,081
Xenia Hotels & Resorts, Inc.	3,143	66,160
		28,784,522
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	9,369	354,898
Consolidated-Tomoka Land Company	208	12,495
Forestar Group, Inc. (A)(C)	1,153	19,832
FRP Holdings, Inc. (A)	302	13,666
Griffin Industrial Realty, Inc.	247	8,978
HFF, Inc., Class A	1,008	39,876
Jones Lang LaSalle, Inc.	1,221	150,794
Kennedy-Wilson Holdings, Inc.	3,118	57,839
Marcus & Millichap, Inc. (A)	1,056	28,501
Maui Land & Pineapple Co, Inc. (A)	455	6,347
RE/MAX Holdings, Inc., Class A	471	29,932
Tejon Ranch Company (A)	563	11,879
The Howard Hughes Corp. (A)	1,123	132,435
The RMR Group, Inc., Class A	854	43,853
The St. Joe Company (A)	2,066	38,944
		950,269
		29,734,791
Telecommunication services – 2.1%
Diversified telecommunication services – 1.8%
AT&T, Inc.	168,380	6,595,445
ATN International, Inc.	448	23,610
CenturyLink, Inc. (B)	15,108	285,541
Cincinnati Bell, Inc. (A)	1,080	21,438
Cogent Communications Holdings, Inc.	1,220	59,658
Consolidated Communications
Holdings, Inc.	1,965	37,492
Frontier Communications Corp. (B)	2,183	25,738
General Communication, Inc.,
Class A (A)	1,133	46,215
Globalstar, Inc. (A)(B)	26,771	43,637
Hawaiian Telcom Holdco, Inc. (A)	440	13,121
IDT Corp., Class B	743	10,461
Iridium Communications, Inc. (A)(B)	2,728	28,098
Level 3 Communications, Inc. (A)	9,772	520,750
Lumos Networks Corp. (A)	604	10,824
Ooma, Inc. (A)	935	9,864
ORBCOMM, Inc. (A)	1,935	20,259
Straight Path Communications, Inc.,
Class B (A)	332	59,982
Verizon Communications, Inc.	111,854	5,535,654
Vonage Holdings Corp. (A)	5,683	46,260
Windstream Holdings, Inc. (B)	5,714	10,114
Zayo Group Holdings, Inc. (A)	6,997	240,837
		13,644,998
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,403	29,982

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah
Telecommunications Company	1,360	$50,592
Spok Holdings, Inc.	993	15,243
Sprint Corp. (A)	109,224	849,763
Telephone & Data Systems, Inc.	3,466	96,667
T-Mobile US, Inc. (A)	22,742	1,402,272
United States Cellular Corp. (A)	2,273	80,464
		2,524,983
		16,169,981
Utilities – 3.0%
Electric utilities – 1.7%
ALLETE, Inc.	1,371	105,965
Alliant Energy Corp.	6,520	271,036
American Electric Power Company, Inc.	13,374	939,390
Avangrid, Inc.	8,708	412,933
Duke Energy Corp.	19,080	1,601,194
Edison International	8,843	682,414
El Paso Electric Company	1,115	61,604
Entergy Corp.	4,868	371,720
Eversource Energy	8,711	526,493
Exelon Corp.	25,106	945,743
FirstEnergy Corp.	12,060	371,810
Fortis, Inc.	2,726	97,509
Genie Energy, Ltd., B Shares	1,146	7,506
Great Plains Energy, Inc.	5,898	178,709
Hawaiian Electric Industries, Inc.	3,007	100,344
IDACORP, Inc.	1,380	121,343
MGE Energy, Inc.	1,056	68,218
NextEra Energy, Inc.	12,759	1,869,831
OGE Energy Corp.	5,476	197,300
Otter Tail Corp.	1,164	50,459
PG&E Corp.	13,899	946,383
Pinnacle West Capital Corp.	2,993	253,088
PNM Resources, Inc.	2,137	86,121
Portland General Electric Company	2,351	107,300
PPL Corp.	18,457	700,443
Spark Energy, Inc., Class A (B)	763	11,445
The Southern Company	27,032	1,328,352
Westar Energy, Inc.	3,860	191,456
Xcel Energy, Inc.	13,860	655,855
		13,261,964
Gas utilities – 0.2%
AmeriGas Partners LP (B)	2,663	119,675
Atmos Energy Corp.	2,960	248,166
Chesapeake Utilities Corp.	437	34,195
Ferrellgas Partners LP (B)	3,178	16,335
National Fuel Gas Company	2,310	130,769
New Jersey Resources Corp.	2,354	99,221
Northwest Natural Gas Company	856	55,126
ONE Gas, Inc.	1,389	102,286
South Jersey Industries, Inc.	2,203	76,070
Southwest Gas Holdings, Inc.	1,492	115,809
Spire, Inc.	1,311	97,866
Star Gas Partners LP	1,357	15,402
Suburban Propane Partners LP (B)	1,723	44,953
UGI Corp.	4,649	217,852
WGL Holdings, Inc.	1,366	115,017
		1,488,742
Independent power and renewable electricity producers –
0.2%
8Point3 Energy Partners LP (B)	2,123	31,909
AES Corp.	17,574	193,665
Atlantic Power Corp. (A)	4,833	11,841
Calpine Corp. (A)	9,632	142,072
Dynegy, Inc. (A)	3,528	34,539
NextEra Energy Partners LP	1,924	77,518
NRG Energy, Inc.	8,566	219,204
Ormat Technologies, Inc.	1,368	83,516
TerraForm Global, Inc., Class A (A)	4,553	21,627
TerraForm Power, Inc., Class A (A)	4,148	54,837
Vistra Energy Corp.	11,436	213,739
		1,084,467
Multi-utilities – 0.8%
Ameren Corp.	6,733	389,437
Avista Corp.	1,733	89,717
Black Hills Corp.	1,710	117,768
CenterPoint Energy, Inc.	12,166	355,369
CMS Energy Corp.	7,471	346,057
Consolidated Edison, Inc.	8,261	666,497
Dominion Energy, Inc.	17,136	1,318,272
DTE Energy Company	4,920	528,211
MDU Resources Group, Inc.	5,430	140,909
NiSource, Inc.	8,542	218,590
NorthWestern Corp.	1,291	73,510
Public Service Enterprise Group, Inc.	13,750	635,938
SCANA Corp.	3,853	186,832
Sempra Energy	6,785	774,372
Unitil Corp.	413	20,427
Vectren Corp.	2,168	142,589
WEC Energy Group, Inc.	8,628	541,666
		6,546,161
Water utilities – 0.1%
American States Water Company	1,040	51,220
American Water Works Company, Inc.	4,952	400,666
Aqua America, Inc.	4,939	163,925
AquaVenture Holdings, Ltd. (A)	1,024	13,824
Artesian Resources Corp., Class A	364	13,759
Cadiz, Inc. (A)(B)	597	7,582
California Water Service Group	1,345	51,312
Connecticut Water Service, Inc.	312	18,502
Global Water Resources, Inc.	793	7,470
Middlesex Water Company	465	18,261
Pure Cycle Corp. (A)	1,281	9,608
SJW Group	547	30,960
The York Water Company	448	15,187
		802,276
		23,183,610
TOTAL COMMON STOCKS (Cost $426,676,850)		$770,736,592

CONVERTIBLE BONDS – 0.0%
Health care – 0.0%
Catalyst Biosciences, Inc. 2.224%,
02/19/2018 (D)	$779	538
TOTAL CONVERTIBLE BONDS (Cost $779)		$538

WARRANTS – 0.0%
Amplify Energy Corp. (Expiration
Date: 5-4-22) (A)(E)	57	115
Basic Energy Services, Inc. (Expiration
Date: 12-22-23) (A)(E)	55	84
BioTime, Inc. (Expiration Date: 10-1-18;
Strike Price: $5.00) (A)	184	39
Bonanza Creek Energy, Inc. (Expiration
Date: 4-28-20) (A)(E)	46	22
C&J Energy Services, Inc. (Expiration
Date: 1-6-24) (A)(E)	29	408

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
Eagle Bulk Shipping, Inc. (Expiration
Date: 10-15-21; Strike Price:
$27.82) (A)	101	$6
Education Management Corp.
(Expiration Date: 1-5-22) (A)(E)	4,333	26
Genco Shipping & Trading, Ltd.
(Expiration Date: 7-9-21; Strike Price:
$20.99) (A)	92	17
Hycroft Mining Corp. (Expiration
Date: 10-12-22) (A)(E)	196	22
Key Energy Services, Inc. (Expiration
Date: 12-15-20) (A)(E)	20	27
Key Energy Services, Inc. (Expiration
Date: 12-15-21) (A)(E)	20	31
SilverBow Resources, Inc. (Expiration
Date: 4-22-20) (A)(E)	50	19
Stone Energy Corp. (Expiration
Date: 2-28-21) (A)(E)	80	359
Tidewater, Inc. (Expiration
Date: 12-31-30) (A)(E)	66	251
Tidewater, Inc. (Expiration
Date: 12-31-30) (A)(E)	71	178
Vanguard Natural Resources, Inc.
(Expiration Date: 2-1-21) (A)(C)(E)	3	0
TOTAL WARRANTS (Cost $60,914)		$1,604

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust,
1.2098% (F)(G)	1,612,216	16,131,835
TOTAL SECURITIES LENDING COLLATERAL (Cost
$16,131,651)		$16,131,835

SHORT-TERM INVESTMENTS – 1.2%
Repurchase agreement – 1.2%
Repurchase Agreement with State Street
Corp. dated 9-29-17 at 0.340% to be
repurchased at $9,410,267 on 10-2-17,
collateralized by $9,320,000
U.S. Treasury Bonds, 3.000% due
2-15-47 (valued at $9,600,588,
including interest)	$9,410,000	9,410,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,410,000)		$9,410,000
Total Investments (Total Stock Market Index Trust)
(Cost $452,280,194) – 101.9%		$796,280,569
Other assets and liabilities, net – (1.9%)		(14,998,953)
TOTAL NET ASSETS – 100.0%		$781,281,616

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $15,766,431.
(C)	Security is valued using significant unobservable inputs.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Mini Index Futures	20	Long	Dec 2017	$1,413,442	$1,493,000	$79,558
S&P 500 Index Futures	14	Long	Dec 2017	8,635,286	8,806,350	171,064
S&P Mid 400 Index E-Mini Futures	3	Long	Dec 2017	515,442	538,710	23,268
						$273,890

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 17.3%
U.S. Government – 14.1%
U.S. Treasury Notes
0.750%, 10/31/2017	$12,000,000	$11,997,240
0.875%, 11/15/2017	7,000,000	6,998,256
1.000%, 12/15/2017	16,000,000	15,995,372
		34,990,868
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
2.855%, (1 Year CMT + 2.111%),
12/01/2035 (A)	289,857	303,818
2.890%, (6 month LIBOR + 1.515%),
12/01/2035 (A)	151,345	156,256
2.940%, (6 month LIBOR + 1.565%),
12/01/2036 (A)	71,939	74,448
3.089%, (1 Year CMT + 2.165%),
11/01/2036 (A)	300,371	316,354
3.197%, (12 month LIBOR +
1.447%), 06/01/2036 (A)	153,679	160,380
3.209%, (1 Year CMT + 2.231%),
05/01/2034 (A)	339,106	358,034
3.324%, (12 month LIBOR +
1.610%), 05/01/2037 (A)	236,327	247,054
3.387%, (12 month LIBOR +
1.661%), 02/01/2036 (A)	203,845	213,069
3.410%, (1 Year CMT + 2.286%),
08/01/2035 (A)	329,157	346,558
Federal National Mortgage Association
2.880%, (1 Year CMT + 2.196%),
02/01/2035 (A)	643,396	678,935
2.895%, (6 month LIBOR + 1.485%),
10/01/2035 (A)	434,509	448,579
2.902%, (1 Year CMT + 2.173%),
01/01/2036 (A)	341,445	358,924
2.910%, (12 month LIBOR +
1.295%), 10/01/2038 (A)	191,616	198,871
2.945%, (6 month LIBOR + 1.538%),
02/01/2035 (A)	283,596	293,182
2.950%, (1 Year CMT + 2.185%),
05/01/2036 (A)	750,968	790,030
2.976%, (12 month LIBOR +
1.423%), 04/01/2035 (A)	1,192,326	1,238,479
3.011%, (1 Year CMT + 2.333%),
05/01/2034 (A)	181,409	192,493
3.052%, (1 Year CMT + 2.222%),
01/01/2036 (A)	185,374	195,949
3.109%, (1 Year CMT + 2.266%),
07/01/2035 (A)	298,326	315,637
3.298%, (12 month LIBOR +
1.589%), 07/01/2035 (A)	538,551	556,117
2.125%, (1 Year CMT + 1.500%),
08/20/2032 to 08/20/2035 (A)	599,832	614,922
		8,058,089
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $43,113,055)		43,048,957

CORPORATE BONDS – 56.9%
Consumer discretionary – 5.6%
Ford Motor Credit Company LLC
2.021%, 05/03/2019	3,000,000	2,997,941
General Motors Financial Company, Inc.
3.500%, 07/10/2019	2,000,000	2,048,184
Historic TW, Inc.
6.875%, 06/15/2018	3,500,000	3,620,429
Time Warner Cable LLC
6.750%, 07/01/2018	2,000,000	2,070,937
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	2,998,733
		13,736,224
Consumer staples – 2.6%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	4,010,004
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,505,076
		6,515,080
Energy – 3.9%
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	2,000,000	2,029,449
ONEOK Partners LP
3.200%, 09/15/2018	3,000,000	3,035,922
Petroleos Mexicanos
5.500%, 02/04/2019	1,500,000	1,563,000
Shell International Finance BV
2.000%, 11/15/2018	3,000,000	3,012,727
		9,641,098
Financials – 23.2%
AIA Group, Ltd.
2.250%, 03/11/2019 (B)	2,000,000	1,996,501
Bank of America Corp.
6.875%, 04/25/2018	2,198,000	2,261,247
BNP Paribas SA
2.450%, 03/17/2019	2,000,000	2,017,120
BPCE SA
2.500%, 12/10/2018	1,919,000	1,934,595
Capital One NA
1.650%, 02/05/2018	3,000,000	2,999,577
Citigroup, Inc.
1.700%, 04/27/2018	2,087,000	2,086,787
Credit Agricole SA
2.625%, 10/03/2018 (B)	2,000,000	2,017,334
Credit Suisse AG
1.750%, 01/29/2018	3,000,000	3,002,347
FS Investment Corp.
4.000%, 07/15/2019	160,000	163,148
HSBC USA, Inc.
2.250%, 06/23/2019	2,500,000	2,514,747
ING Bank NV
2.300%, 03/22/2019 (B)	2,000,000	2,010,422
JPMorgan Chase & Co.
6.000%, 01/15/2018	3,000,000	3,038,177
Lincoln National Corp.
7.000%, 03/15/2018	3,000,000	3,072,284
Macquarie Group, Ltd.
3.000%, 12/03/2018 (B)	2,500,000	2,529,975
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,196,717
MUFG Union Bank NA
2.250%, 05/06/2019	1,250,000	1,253,832
National Australia Bank, Ltd.
2.000%, 01/14/2019	2,000,000	2,005,317
PNC Bank NA
2.200%, 01/28/2019	2,500,000	2,513,059
Santander Holdings USA, Inc.
2.700%, 05/24/2019	2,190,000	2,207,065
Santander UK PLC
2.500%, 03/14/2019	2,000,000	2,017,986
Societe Generale SA
2.625%, 10/01/2018	2,000,000	2,017,073
Standard Chartered PLC
2.400%, 09/08/2019 (B)	1,645,000	1,650,840

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	$2,000,000	$2,013,809
Sumitomo Mitsui Trust Bank, Ltd.
1.950%, 09/19/2019 (B)	2,000,000	1,995,321
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	3,000,000	3,025,646
UBS AG
2.375%, 08/14/2019	3,000,000	3,025,027
		57,565,953
Health care – 9.3%
AbbVie, Inc.
1.800%, 05/14/2018	3,600,000	3,604,967
Aetna, Inc.
1.500%, 11/15/2017	3,000,000	2,999,610
Amgen, Inc.
1.900%, 05/10/2019	3,000,000	3,001,296
Forest Laboratories LLC
4.375%, 02/01/2019 (B)	366,000	375,309
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	3,000,000	3,075,969
McKesson Corp.
2.284%, 03/15/2019	2,769,000	2,784,785
Mylan NV
3.000%, 12/15/2018	2,340,000	2,366,244
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	2,870,000	2,828,206
UnitedHealth Group, Inc.
6.000%, 02/15/2018	2,000,000	2,032,283
		23,068,669
Industrials – 3.6%
Air Lease Corp.
2.625%, 09/04/2018	3,000,000	3,023,759
International Lease Finance Corp.
3.875%, 04/15/2018	2,000,000	2,022,155
John Deere Capital Corp. (3 month
LIBOR + 0.220%) 1.540%,
12/15/2017 (A)	1,200,000	1,200,483
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (B)	2,615,000	2,636,601
		8,882,998
Information technology – 4.5%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	3,006,943
Dell International LLC
3.480%, 06/01/2019 (B)	2,000,000	2,038,260
eBay, Inc.
2.500%, 03/09/2018	285,000	286,104
Hewlett Packard Enterprise Company
2.450%, 10/05/2017	1,000,000	1,000,046
IBM Corp.
1.800%, 05/17/2019	3,000,000	3,010,388
NetApp, Inc.
2.000%, 09/27/2019	345,000	344,355
Visa, Inc.
1.200%, 12/14/2017	1,495,000	1,495,515
		11,181,611
Materials – 2.0%
Ecolab, Inc.
1.450%, 12/08/2017	2,287,000	2,286,517
The Sherwin-Williams Company
7.250%, 06/15/2019	2,500,000	2,716,269
		5,002,786
Real estate – 0.6%
American Tower Corp.
3.400%, 02/15/2019	1,515,000	1,542,507
Telecommunication services – 0.8%
AT&T, Inc.
5.500%, 02/01/2018	2,000,000	2,025,194
Utilities – 0.8%
Dominion Energy, Inc.
1.875%, 12/15/2018 (B)	2,000,000	1,998,247
TOTAL CORPORATE BONDS (Cost
$141,044,904)		$141,160,367

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal National Mortgage Association
Series 2013-10, Class FT (1 month
LIBOR + 0.350%)
1.587%, 04/25/2042 (A)	1,325,690	1,322,391
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,328,590)		$1,322,391

ASSET BACKED SECURITIES – 15.6%
AmeriCredit Automobile Receivables
Trust
Series 2016-2, Class A2A
1.420%, 10/08/2019	744,551	744,415
BMW Vehicle Owner Trust
Series 2016-A, Class A3
1.160%, 11/25/2020	1,250,000	1,242,329
CarMax Auto Owner Trust
Series 2017-3, Class A2A
1.640%, 09/15/2020	2,764,000	2,763,562
Chase Issuance Trust
Series 2014-A7, Class A7
1.380%, 11/15/2019	4,000,000	4,000,288
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.150%, 07/15/2021	3,000,000	3,019,484
CNH Equipment Trust
Series 2014-C, Class A3
1.050%, 11/15/2019	686,249	685,345
Series 2016-B, Class A2A
1.310%, 10/15/2019	805,646	805,150
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.670%, 01/18/2022	3,000,000	2,995,049
Ford Credit Auto Owner Trust
Series 2014-C, Class A3
1.060%, 05/15/2019	385,899	385,642
Series 2015-A, Class A3
1.280%, 09/15/2019	1,257,687	1,256,864
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4
1.560%, 10/18/2021	3,000,000	2,996,509
Series 2016-2, Class A2
1.130%, 09/17/2018	488,060	487,916
Hyundai Auto Receivables Trust
Series 2016-A, Class A3
1.560%, 09/15/2020	2,000,000	1,997,892
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3
1.340%, 12/16/2019	2,721,288	2,718,877
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	2,666,000	2,660,113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables
Owner Trust (continued)
Series 2016-A, Class A2A
1.060%, 02/15/2019	$812,905	$812,469
Synchrony Credit Card Master
Note Trust
Series 2015-2, Class A
1.600%, 04/15/2021	4,250,000	4,251,705
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3
1.250%, 03/16/2020	2,590,000	2,584,341
World Omni Auto Receivables Trust
Series 2016-B, Class A2
1.100%, 01/15/2020	2,168,071	2,165,345
TOTAL ASSET BACKED SECURITIES (Cost
$38,646,835)		$38,573,295

SHORT-TERM INVESTMENTS – 5.8%
U.S. Government – 5.6%
U.S. Treasury Bill, 1.262%,
01/25/2018 *	14,000,000	13,953,265
Money market funds – 0.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9244% (C)	512,519	512,519
TOTAL SHORT-TERM INVESTMENTS (Cost $14,466,912)		$14,465,784
Total Investments (Ultra Short Term Bond Trust)
(Cost $238,600,296) – 96.1%		$238,570,794
Other assets and liabilities, net – 3.9%		9,727,663
TOTAL NET ASSETS – 100.0%		$248,298,457

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.1%
Consumer discretionary – 4.3%
Media – 4.3%
Altice USA, Inc., Class A (A)(B)	177,194	$4,839,168
Comcast Corp., Class A	176,054	6,774,558
NOS SGPS SA	383,584	2,377,250
		13,990,976
Energy – 16.7%
Oil, gas and consumable fuels – 16.7%
Cheniere Energy, Inc. (A)	101,014	4,549,671
Enable Midstream Partners LP (B)	49,950	798,201
Enbridge, Inc.	150,114	6,270,440
Energy Transfer Partners LP	311,977	5,706,059
Enterprise Products Partners LP	287,291	7,489,676
EQT GP Holdings LP (B)	28,553	826,895
EQT Midstream Partners LP	61,141	4,583,741
Kinder Morgan, Inc.	104,319	2,000,838
Plains All American Pipeline LP	34,830	738,048
Plains GP Holdings LP, Class A (A)	115,586	2,527,866
SemGroup Corp., Class A	40,024	1,150,690
Shell Midstream Partners LP	52,275	1,455,336
Tallgrass Energy GP LP (B)	75,845	2,142,621
Targa Resources Corp.	53,429	2,527,192
The Williams Companies, Inc.	83,676	2,511,117
TransCanada Corp.	95,838	4,736,790
Western Gas Equity Partners LP	50,909	2,096,433
Williams Partners LP (B)	68,245	2,654,731
		54,766,345
Industrials – 0.6%
Commercial services and supplies – 0.6%
Covanta Holding Corp. (B)	134,783	2,001,528
Real estate – 2.1%
Equity real estate investment trusts – 2.1%
American Tower Corp.	50,058	6,841,927
Telecommunication services – 12.0%
Diversified telecommunication services – 8.7%
Bezeq The Israeli Telecommunication
Corp., Ltd.	554,044	791,917
Cellnex Telecom SA (C)	156,149	3,574,688
Com Hem Holding AB	580,579	8,311,687
Hellenic Telecommunications
Organization SA	200,942	2,433,569
Koninklijke KPN NV	1,121,719	3,849,496
Orange SA	171,218	2,803,515
TDC A/S	425,965	2,498,098
Telefonica Brasil SA, ADR	59,868	948,309
Telesites SAB de CV (A)	898,400	691,684
TELUS Corp.	67,754	2,437,026
		28,339,989
Wireless telecommunication services – 3.3%
Advanced Info Service PCL	375,700	2,152,830
KDDI Corp.	73,100	1,926,913
Millicom International Cellular SA	8,071	533,164
Mobile TeleSystems PJSC, ADR	270,582	2,824,876
Vodafone Group PLC	561,806	1,573,162
XL Axiata Tbk PT (A)	6,358,550	1,766,721
		10,777,666
		39,117,655
Utilities – 57.4%
Electric utilities – 32.2%
Alupar Investimento SA	69,800	413,888
American Electric Power Company, Inc.	115,661	8,124,029
Avangrid, Inc. (B)	64,339	3,050,955
Duke Energy Corp.	67,375	5,654,110
Edison International	50,205	3,874,320
Emera, Inc.	48,630	1,841,918
Enel SpA	1,839,528	11,081,888
Exelon Corp.	558,751	21,048,146
FirstEnergy Corp.	10,850	334,506
Great Plains Energy, Inc.	66,596	2,017,859
Iberdrola SA	664,508	5,166,967
NextEra Energy, Inc.	84,194	12,338,631
PG&E Corp.	130,633	8,894,801
PPL Corp.	335,645	12,737,728
SSE PLC	222,962	4,172,099

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	83,332	$4,094,934
Westar Energy, Inc.	3,253	161,349
		105,008,128
Gas utilities – 1.1%
China Resources Gas Group, Ltd.	1,046,000	3,651,246
Independent power and renewable electricity producers –
15.5%
AES Corp.	434,349	4,786,526
Calpine Corp. (A)	489,548	7,220,833
China Longyuan Power Group Corp.,
Ltd., H Shares	2,556,000	1,913,626
Dynegy, Inc. (A)	359,224	3,516,803
EDP Renovaveis SA	1,604,071	13,656,386
Engie Brasil Energia SA	147,600	1,689,374
NextEra Energy Partners LP (B)	108,394	4,367,194
NRG Energy, Inc.	281,686	7,208,345
NRG Yield, Inc., Class A	132,191	2,507,663
NRG Yield, Inc., Class C	100,828	1,945,980
NTPC, Ltd.	684,603	1,755,165
		50,567,895
Multi-utilities – 7.8%
Ameren Corp.	44,436	2,570,178
DTE Energy Company	14,669	1,574,864
Innogy SE (C)	45,066	2,007,656
National Grid PLC	53,083	657,462
Public Service Enterprise Group, Inc.	77,884	3,602,135
RWE AG	40,914	930,791
Sempra Energy	99,852	11,396,109
Suez	158,254	2,889,539
		25,628,734
Water utilities – 0.8%
Cia de Saneamento Basico do Estado de
Sao Paulo	238,700	2,508,229
		187,364,232
TOTAL COMMON STOCKS (Cost $282,936,408)		$304,082,663

PREFERRED SECURITIES – 4.7%
Energy – 0.7%
Oil, gas and consumable fuels – 0.7%
Anadarko Petroleum Corp., 7.500% (B)	60,689	2,412,388
Real estate – 0.6%
Equity real estate investment trusts –
0.6%
American Tower Corp., 5.500%	16,325	1,992,956
Telecommunication services – 0.2%
Diversified telecommunication services
– 0.2%
Frontier Communications Corp.,
11.125%	31,867	613,121
Utilities – 3.2%
Electric utilities – 1.7%
NextEra Energy, Inc., 6.123%	66,445	3,673,080
NextEra Energy, Inc., 6.371%	26,778	1,775,649
		5,448,729
Independent power and renewable
electricity producers – 0.7%
Dynegy, Inc., 5.375%	44,762	1,483,860
Dynegy, Inc., 7.000%	14,168	954,640
		2,438,500
Multi-utilities – 0.8%
Dominion Energy, Inc., 6.750%	48,363	2,454,422
		10,341,651
TOTAL PREFERRED SECURITIES (Cost $20,141,682)		$15,360,116

SECURITIES LENDING COLLATERAL – 3.0%
John Hancock Collateral Trust,
1.2098% (D)(E)	972,271	9,728,541
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,728,536)		$9,728,541

SHORT-TERM INVESTMENTS – 2.2%
Money market funds – 2.2%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.9248% (D)	7,085,848	7,085,848
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,085,848)		$7,085,848
Total Investments (Utilities Trust)
(Cost $319,892,474) – 103.0%		$336,257,168
Other assets and liabilities, net – (3.0%)		(9,687,448)
TOTAL NET ASSETS – 100.0%		$326,569,720

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17. The value of securities on loan amounted to $9,445,628.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	900,000	USD	731,272	JPMorgan Chase Bank N.A.	10/13/2017	—	($9,913)
EUR	363,351	USD	436,689	BNP Paribas SA	10/13/2017	—	(7,012)
EUR	419,300	USD	497,617	Citibank N.A.	10/13/2017	—	(1,779)
EUR	156,036	USD	186,027	Deutsche Bank AG London	10/13/2017	—	(1,509)
EUR	170,351	USD	204,267	Goldman Sachs International	10/13/2017	—	(2,821)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	1,478,691	USD	1,753,008	JPMorgan Chase Bank N.A.	10/13/2017	—	($4,401)
EUR	320,467	USD	381,712	Morgan Stanley Capital Services, Inc.	10/13/2017	—	(2,748)
GBP	217,000	USD	293,404	Citibank N.A.	10/13/2017	—	(2,527)
GBP	217,000	USD	294,870	Goldman Sachs International	10/13/2017	—	(3,993)
USD	43,219	CAD	52,634	Brown Brothers Harriman & Company	10/13/2017	$1,032	—
USD	87,157	CAD	107,836	Citibank N.A.	10/13/2017	725	—
USD	486,375	CAD	594,962	Deutsche Bank AG London	10/13/2017	9,507	—
USD	388,073	CAD	483,970	Goldman Sachs International	10/13/2017	167	—
USD	49,547	CAD	61,369	JPMorgan Chase Bank N.A.	10/13/2017	360	—
USD	7,901,467	CAD	10,015,583	Merrill Lynch International	10/13/2017	—	(126,122)
USD	271,884	CAD	336,985	Morgan Stanley Capital Services, Inc.	10/13/2017	1,787	—
USD	481,834	CAD	596,340	State Street Bank and Trust Company	10/13/2017	3,862	—
USD	511,156	EUR	431,961	BNP Paribas SA	10/13/2017	347	—
USD	779,913	EUR	659,127	Deutsche Bank AG London	10/13/2017	470	—
USD	458,704	EUR	383,000	Goldman Sachs International	10/13/2017	5,792	—
USD	24,677,228	EUR	20,853,833	JPMorgan Chase Bank N.A.	10/13/2017	16,785	—
USD	1,419,068	EUR	1,198,710	Morgan Stanley Capital Services, Inc.	10/13/2017	1,549	—
USD	6,001,629	EUR	5,209,182	Morgan Stanley Capital Services, Inc.	10/19/2017	—	(160,378)
USD	215,815	GBP	166,806	Citibank N.A.	10/13/2017	—	(7,779)
USD	3,954,669	GBP	3,029,075	Deutsche Bank AG London	10/13/2017	—	(105,648)
USD	108,027	GBP	84,004	HSBC Bank USA	10/13/2017	—	(4,576)
USD	108,916	GBP	85,001	Morgan Stanley Capital Services, Inc.	10/13/2017	—	(5,023)
						$42,383	($446,229)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.4%
Consumer discretionary – 11.1%
Hotels, restaurants and leisure – 3.3%
Royal Caribbean Cruises, Ltd.	132,901	$15,754,085
Media – 2.3%
Regal Entertainment Group, Class A	685,579	10,969,264
Specialty retail – 1.8%
Advance Auto Parts, Inc.	82,675	8,201,360
Textiles, apparel and luxury goods – 3.7%
Coach, Inc.	235,109	9,470,191
Hanesbrands, Inc.	331,408	8,165,893
		17,636,084
		52,560,793
Energy – 7.5%
Energy equipment and services – 2.2%
TechnipFMC PLC (A)	370,582	10,346,648
Oil, gas and consumable fuels – 5.3%
Devon Energy Corp.	408,490	14,995,668
Marathon Oil Corp.	741,201	10,050,686
		25,046,354
		35,393,002
Financials – 27.3%
Banks – 14.9%
Comerica, Inc.	191,680	14,617,517
First Horizon National Corp.	310,439	5,944,907
KeyCorp	991,682	18,663,455
Wintrust Financial Corp.	195,022	15,272,173
Zions Bancorporation	336,941	15,896,876
		70,394,928
Capital markets – 3.0%
Stifel Financial Corp.	268,814	14,370,796
Diversified financial services – 2.9%
Voya Financial, Inc.	344,523	13,743,022
Insurance – 6.5%
Arthur J. Gallagher & Company	231,484	14,247,840
Willis Towers Watson PLC	106,171	16,374,753
		30,622,593
		129,131,339
Health care – 7.6%
Health care providers and services – 4.7%
AmerisourceBergen Corp.	124,890	10,334,648
HealthSouth Corp.	251,824	11,672,042
		22,006,690
Pharmaceuticals – 2.9%
Mylan NV (A)	440,591	13,821,340
		35,828,030

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2017 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 12.9%
Aerospace and defense – 3.3%
Textron, Inc.	289,598	$15,603,540
Building products – 2.3%
Johnson Controls International PLC	266,016	10,717,785
Construction and engineering – 2.2%
Fluor Corp.	242,085	10,191,779
Machinery – 1.3%
Ingersoll-Rand PLC	69,099	6,161,558
Marine – 2.1%
Kirby Corp. (A)	154,410	10,183,340
Road and rail – 1.7%
Ryder System, Inc.	97,902	8,277,614
		61,135,616
Information technology – 13.8%
Communications equipment – 4.9%
ARRIS International PLC (A)	333,330	9,496,572
Ciena Corp. (A)	613,879	13,486,922
		22,983,494
Electronic equipment, instruments and components – 4.6%
Keysight Technologies, Inc. (A)	390,309	16,260,273
Zebra Technologies Corp., Class A (A)	50,200	5,450,716
		21,710,989
IT services – 2.1%
Teradata Corp. (A)	301,364	10,183,090
Software – 0.4%
Citrix Systems, Inc. (A)	23,588	1,812,030
Technology hardware, storage and peripherals – 1.8%
Diebold Nixdorf, Inc.	371,841	8,496,567
		65,186,170
Materials – 6.3%
Chemicals – 5.7%
Eastman Chemical Company	197,706	17,890,416
W.R. Grace & Company	126,420	9,121,203
		27,011,619
Containers and packaging – 0.6%
Bemis Company, Inc.	67,276	3,065,767
		30,077,386
Real estate – 6.7%
Equity real estate investment trusts – 6.7%
Forest City Realty Trust, Inc., Class A	432,964	11,044,912
Liberty Property Trust	239,750	9,844,135
Life Storage, Inc.	133,051	10,884,902
		31,773,949
Utilities – 4.2%
Electric utilities – 4.2%
Edison International	123,413	9,523,781
FirstEnergy Corp.	339,539	10,467,987
		19,991,768
TOTAL COMMON STOCKS (Cost $405,469,726)		$461,078,053

SHORT-TERM INVESTMENTS – 2.9%
Money market funds – 2.9%
State Street Institutional Treasury Money
Market Fund, Premier Class, 0.9248% (B)	13,505,195	13,505,195
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,505,195)		$13,505,195
Total Investments (Value Trust)
(Cost $418,974,921) – 100.3%		$474,583,248
Other assets and liabilities, net – (0.3%)		(1,456,984)
TOTAL NET ASSETS – 100.0%		$473,126,264

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-17.

Investment companies
Underlying Funds’ Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country composition as a percentage of net assets on 9-30-17:

Alpha Opportunities Trust
United States	86.1%
Canada	2.4%
United Kingdom	2.2%
Switzerland	2.2%
Ireland	1.9%
Japan	1.2%
Other countries	4.0%
Total	100.0%

Financial Industries Trust
United States	74.1%
United Kingdom	6.7%
France	3.2%
Bermuda	2.9%
Norway	2.4%
Denmark	2.4%
Switzerland	2.4%
Ireland	1.9%
Spain	1.8%
Sweden	1.1%
Other countries	1.1%
Total	100.0%

Fundamental Large Cap Value Trust
United States	88.5%
Ireland	3.9%
Switzerland	2.4%
Canada	1.6%
Netherlands	1.3%
France	1.2%
United Kingdom	1.1%
Total	100.0%

Health Sciences Trust
United States	89.3%
Ireland	4.0%
United Kingdom	1.6%
France	1.6%
Japan	1.3%
Other countries	2.2%
Total	100.0%

High Yield Trust
United States	80.2%
Canada	4.4%
Cayman Islands	3.9%
United Kingdom	3.1%
Luxembourg	1.5%
France	1.4%
Other countries	5.5%
Total	100.0%

Investment Quality Bond Trust
United States	79.8%
Cayman Islands	11.4%
Japan	1.6%
United Kingdom	1.3%
Other countries	5.9%
Total	100.0%

Mid Value Trust
United States	89.4%
Ireland	2.8%
Canada	2.5%
Bermuda	2.0%
Denmark	1.3%
Other countries	2.0%
Total	100.0%

Mutual Shares Trust
United States	77.2%
United Kingdom	7.1%
Switzerland	3.8%
Ireland	3.0%
Netherlands	2.6%
South Korea	1.5%
Bermuda	1.5%
Other countries	3.3%
Total	100.0%

Science & Technology Trust
United States	81.3%
China	5.2%
United Kingdom	3.2%
South Korea	2.5%

Switzerland	1.8%
Bermuda	1.6%
Ireland	1.3%
Other countries	3.1%
Total	100.0%

Strategic Equity Allocation Trust
United States	67.1%
Japan	7.3%
United Kingdom	5.4%
France	3.3%
Germany	3.1%
Switzerland	3.1%
Australia	2.2%
Netherlands	1.5%
Hong Kong	1.1%
Spain	1.1%
Other countries	4.8%
Total	100.0%

Strategic Income Opportunities Trust
United States	70.0%
Canada	5.3%
Mexico	5.1%
Indonesia	3.3%
Philippines	2.5%
Singapore	2.4%
Australia	2.3%
New Zealand	2.2%
Norway	0.9%
Portugal	0.8%
Other countries	5.2%
Total	100.0%

Ultra Short Term Bond Trust
United States	83.9%
Netherlands	4.1%
France	3.2%
Switzerland	2.5%
Australia	1.8%
Japan	1.6%
United Kingdom	1.5%
Other countries	1.4%
Total	100.0%

Utilities Trust
United States	67.4%
Spain	6.9%
Canada	4.7%
Italy	3.4%
Sweden	2.5%
United Kingdom	2.0%
France	1.7%

Brazil	1.7%
Netherlands	1.2%
Hong Kong	1.1%
Other countries	7.4%
Total	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-17:

Emerging Markets Value Trust
Financials	28.7%
Materials	17.4%
Energy	13.3%
Information technology	9.4%
Consumer discretionary	9.3%
Industrials	8.8%
Real estate	4.8%
Consumer staples	2.8%
Telecommunication services	2.5%
Utilities	1.4%
Health care	0.6%
Short-term investments and other	1.0%
Total	100.0%

Global Trust
Financials	21.8%
Health care	16.6%
Information technology	14.2%
Energy	12.0%
Consumer discretionary	11.0%
Telecommunication services	5.5%
Industrials	5.5%
Materials	4.2%
Utilities	2.3%
Consumer staples	2.3%
Short-term investments and other	4.6%
Total	100.0%

International Equity Index Trust B
Financials	22.4%
Industrials	11.5%
Consumer discretionary	11.0%
Information technology	10.8%
Consumer staples	9.2%
Health care	7.6%
Materials	7.6%
Energy	6.5%
Telecommunication services	4.0%
Utilities	3.0%
Real estate	3.0%
Short-term investments and other	3.4%
Total	100.0%

International Growth Stock Trust
Financials	23.6%

Information technology	19.5%
Industrials	15.5%
Consumer staples	11.2%
Consumer discretionary	8.8%
Health care	6.0%
Energy	4.5%
Materials	2.2%
Short-term investments and other	8.7%
Total	100.0%

International Small Company Trust
Industrials	25.0%
Consumer discretionary	17.1%
Materials	11.7%
Financials	11.1%
Information technology	10.3%
Consumer staples	6.2%
Health care	4.8%
Energy	4.4%
Real estate	3.7%
Utilities	2.7%
Telecommunication services	1.6%
Short-term investments and other	1.4%
Total	100.0%

International Value Trust
Financials	20.0%
Energy	16.3%
Health care	15.0%
Information technology	9.7%
Materials	9.4%
Industrials	8.8%
Telecommunication services	7.8%
Consumer discretionary	7.7%
Consumer staples	2.0%
Utilities	1.8%
Real estate	0.0%
Short-term investments and other	1.5%
Total	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and Value Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust B and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and discount notes which are categorized as Level 2.

All investments of Lifestyle Aggressive MVP are categorized as Level 1 under the hierarchy described above, except for U.S. Government and Agency securities which are categorized as Level 2.

All investments of Money Market Trust and Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above.

All investments of Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments of Core Bond Trust and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2017, by major security category or type:

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government and Agency obligations	$233,297,199	—	$233,297,199	—
Foreign government obligations	5,428,889	—	5,428,889	—
Corporate bonds	321,194,065	—	321,194,065	—
Convertible bonds	284,466	—	284,466	—
Capital preferred securities	2,065,265	—	2,065,265	—
Municipal bonds	2,842,260	—	2,842,260	—
Term loans	497,823	—	497,823	—
Collateralized mortgage obligations	90,141,483	—	90,141,483	—
Asset backed securities	66,588,072	—	66,588,072	—
Preferred securities	1,644,810	$1,440,486	203,872	$452
Securities lending collateral	9,625,199	9,625,199	—	—
Short-term investments	75,613,079	69,900,172	5,712,907	—
Total investments in securities	$809,222,610	$80,965,857	$728,256,301	$452

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$15,148,487	$14,423,108	$618,456	$106,923
Consumer staples	8,401,031	7,097,059	1,303,972	—
Energy	6,715,281	6,715,281	—	—
Financials	27,691,502	27,335,084	356,418	—
Health care	17,341,403	16,129,925	1,211,478	—
Industrials	17,437,778	17,101,874	322,608	13,296
Information technology	26,575,892	24,866,424	1,507,062	202,406
Materials	7,273,507	7,273,507	—	—
Real estate	2,222,302	1,991,895	98,084	132,323
Telecommunication services	1,821,677	1,821,677	—	—
Utilities	2,283,515	2,283,515	—	—
Preferred securities	11,389,678	—	—	11,389,678
Warrants	3,735	3,735	—	—
Short-term investments	5,500,000	—	5,500,000	—
Total investments in securities	$149,805,788	$127,043,084	$10,918,078	$11,844,626

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Trust
Common stocks
Consumer discretionary	$351,595,926	$351,595,926	—	—
Consumer staples	23,634,926	23,634,926	—	—
Financials	157,840,383	157,840,383	—	—
Health care	300,529,675	300,529,675	—	—
Industrials	138,938,327	138,938,327	—	—
Information technology	718,621,301	681,353,797	$37,267,504	—
Materials	9,607,284	9,607,284	—	—
Real estate	33,499,395	33,499,395	—	—
Utilities	1,773,255	1,773,255	—	—
Securities lending collateral	281,108	281,108	—	—
Short-term investments	8,990,841	8,990,841	—	—
Total investments in securities	$1,745,312,421	$1,708,044,917	$37,267,504	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Trust
Common stocks
Consumer discretionary	$210,235,953	$182,582,256	$27,653,697	—
Consumer staples	34,147,415	34,147,415	—	—
Energy	9,696,041	9,696,041	—	—
Financials	31,498,104	31,498,104	—	—
Health care	138,651,050	138,651,050	—	—
Industrials	55,581,318	55,581,318	—	—
Information technology	522,607,332	490,895,236	31,712,096	—
Materials	15,873,163	15,873,163	—	—
Real estate	12,798,440	12,798,440	—	—
Securities lending collateral	9,526,871	9,526,871	—	—
Short-term investments	12,712,063	12,712,063	—	—
Total investments in securities	$1,053,327,750	$993,961,957	$59,365,793	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$38,910,433	$38,910,433	—	—
Consumer staples	24,129,298	19,835,321	$4,293,977	—
Energy	5,331,770	3,429,376	1,902,394	—
Financials	30,123,909	30,123,909	—	—
Health care	64,300,169	63,693,814	606,355	—
Industrials	19,875,752	17,999,980	1,875,772	—
Information technology	54,386,988	54,386,988	—	—
Materials	2,499,972	2,499,972	—	—
Real estate	4,948,101	4,948,101	—	—
Utilities	8,211,084	8,211,084	—	—
Preferred securities	14,349,909	14,349,909	—	—
Corporate bonds	79,270,910	—	79,270,910	—
Term loans	5,597,586	—	5,597,586	—
Asset backed securities	890,414	—	890,414	—
Purchased options	260,613	—	260,613	—
Securities lending collateral	776,604	776,604	—	—
Short-term investments	51,985,214	49,979,214	2,006,000	—
Total investments in securities	$405,848,726	$309,144,705	$96,704,021	—
Other financial instruments:
Written options	($2,411,775)	($4,415)	($2,407,360)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Strategy Trust
Affiliated investment companies	$3,739,386,122	$3,739,386,122	—	—
Common stocks
Consumer discretionary	2	2	—	—
Consumer staples	684	—	$684	—
Health care	250	—	—	$250
Industrials	63	—	—	63
Total investments in securities	$3,739,387,121	$3,739,386,124	$684	$313

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust
Common stocks
Brazil	$42,232,217	$42,232,217	—	—
Chile	8,936,800	1,655,516	$7,281,284	—
China	88,127,564	6,167,084	81,566,179	$394,301
Colombia	3,106,615	3,106,615	—	—
Czech Republic	1,738,993	—	1,738,993	—
Greece	266,260	—	266,260	—
Hong Kong	24,146,909	1,783,469	21,891,703	471,737
Hungary	2,555,829	—	2,555,829	—
India	80,041,082	4,087,858	75,877,297	75,927
Indonesia	17,119,136	450,193	16,666,317	2,626
Laos	16,284	—	16,284	—
Malaysia	16,970,637	—	16,970,637	—
Malta	242,725	—	242,725	—
Mexico	27,729,093	27,729,093	—	—
Philippines	8,294,193	—	8,294,076	117
Poland	11,041,820	—	11,041,820	—
Russia	12,119,867	—	12,119,867	—
Singapore	25,232	—	25,232	—
South Africa	43,298,902	4,199,966	39,098,936	—
South Korea	109,403,523	18,482,794	89,760,870	1,159,859
Taiwan	103,792,788	1,996,730	101,447,375	348,683
Thailand	17,590,026	—	17,584,878	5,148
Turkey	8,960,293	—	8,957,060	3,233
Ukraine	211,558	—	211,558	—
Preferred securities
Brazil	10,677,391	10,677,391	—	—
Colombia	663,511	663,511	—	—
Panama	114,636	114,636	—	—
Rights	37,670	—	37,670	—
Warrants	5,419	—	5,419	—
Securities lending collateral	12,056,154	12,056,154	—	—
Total investments in securities	$651,523,127	$135,403,227	$513,658,269	$2,461,631

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Income Trust
Common stocks
Consumer discretionary	$129,700,409	$129,700,409	—	—
Consumer staples	123,528,098	115,472,270	$8,055,828	—
Energy	174,428,480	139,888,246	34,540,234	—
Financials	469,739,433	468,171,646	1,567,787	—
Health care	197,131,141	185,307,895	11,823,246	—
Industrials	171,264,887	171,264,887	—	—
Information technology	175,285,094	175,285,094	—	—
Materials	94,892,031	91,236,979	3,655,052	—
Real estate	37,663,758	37,663,758	—	—
Telecommunication services	53,279,839	41,312,340	11,967,499	—
Utilities	102,134,857	102,134,857	—	—
Preferred securities	28,889,061	28,889,061	—	—
Corporate bonds	2,937,500	—	2,937,500	—
Securities lending collateral	45,428,703	45,428,703	—	—
Short-term investments	32,275,006	32,275,006	—	—
Total investments in securities	$1,838,578,297	$1,764,031,151	$74,547,146	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Industries Trust
Common stocks
Banks	$127,755,645	$105,006,750	$22,748,895	—
Capital markets	20,639,389	11,273,245	9,366,144	—
Consumer finance	10,178,467	10,178,467	—	—
Diversified financial services	7,030,262	4,698,858	2,331,404	—
Insurance	37,738,752	36,420,122	1,318,630	—
Thrifts and mortgage finance	3,754,761	3,754,761	—	—
Equity real estate investment trusts	6,954,678	4,027,293	2,927,385	—
Real estate management and development	1,163,299	—	1,163,299	—
Preferred securities	432,854	—	432,854	—
Corporate bonds	1,673,615	—	1,673,615	—
Securities lending collateral	1,308	1,308	—	—
Short-term investments	9,301,832	—	9,301,832	—
Total investments in securities	$226,624,862	$175,360,804	$51,264,058	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$463,255,764	$463,255,764	—	—
Consumer staples	63,522,134	37,990,909	$25,531,225	—
Energy	132,195,521	132,195,521	—	—
Financials	474,783,819	474,783,819	—	—
Health care	129,299,714	129,299,714	—	—
Industrials	109,949,976	109,949,976	—	—
Information technology	342,770,496	342,770,496	—	—
Materials	33,588,218	33,588,218	—	—
Real estate	33,585,146	33,585,146	—	—
Short-term investments	23,780,619	—	23,780,619	—
Total investments in securities	$1,806,731,407	$1,757,419,563	$49,311,844	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$56,462,544	$56,462,544	—	—
Consumer staples	43,496,152	14,372,021	$29,124,131	—
Energy	100,531,732	100,531,732	—	—
Financials	295,308,261	295,308,261	—	—
Health care	114,262,377	114,262,377	—	—
Industrials	91,970,707	91,970,707	—	—
Information technology	103,517,314	103,517,314	—	—
Materials	8,216,990	8,216,990	—	—
Short-term investments	9,387,849	—	9,387,849	—
Total investments in securities	$823,153,926	$784,641,946	$38,511,980	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
U.S. Government and Agency obligations	$109,092,094	—	$109,092,094	—
Foreign government obligations	162,518,942	—	162,518,942	—
Corporate bonds	251,414,840	—	251,122,067	$292,773
Municipal bonds	4,802,736	—	4,802,736	—
Term loans	3,471,509	—	3,471,509	—
Collateralized mortgage obligations	56,727,525	—	56,727,525	—
Asset backed securities	56,957,367	—	56,957,367	—
Common stocks	37,652	$37,652	—	—
Preferred securities	297,484	297,484	—	—
Escrow shares	676,200	—	676,200	—
Purchased options	155,456	20,034	135,422	—
Short-term investments	101,575,939	—	101,575,939	—
Total investments in securities	$747,727,744	$355,170	$747,079,801	$292,773
Other financial instruments:
Futures	($2,284,717)	($2,284,717)	—	—
Forward foreign currency contracts	(1,385,926)	—	($1,385,926)	—
Written options	(94,531)	(16,068)	(78,463)	—
Interest rate swaps	3,344,838	—	3,344,838	—
Credit default swaps	(974,882)	—	(972,615)	($2,267)
Currency swaps	4,559,768	—	4,559,768	—
Volatility swaps	(7,486)	—	(7,486)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Common stocks
Canada	$5,977,094	$5,977,094	—	—
China	9,276,203	6,155,844	$3,120,359	—
France	13,694,450	—	13,694,450	—
Germany	8,365,601	—	8,365,601	—
Hong Kong	3,277,348	—	3,277,348	—
India	2,121,945	—	2,121,945	—
Ireland	4,161,615	4,161,615	—	—
Israel	3,033,536	3,033,536	—	—
Italy	3,714,140	—	3,714,140	—
Japan	10,651,669	—	10,651,669	—
Luxembourg	3,358,205	—	3,358,205	—
Netherlands	14,454,243	—	14,454,243	—
Portugal	2,817,001	—	2,817,001	—
Russia	1,715,339	1,715,339	—	—
Singapore	4,765,961	—	4,765,961	—
South Korea	12,947,189	3,906,612	9,040,577	—
Spain	1,821,788	—	1,821,788	—
Sweden	4,487,565	—	4,487,565	—
Switzerland	6,418,212	—	6,418,212	—
Taiwan	734,502	—	734,502	—
Thailand	2,223,495	—	2,223,495	—
United Kingdom	25,634,495	—	25,634,495	—
United States	81,216,713	81,216,713	—	—
Corporate bonds	1,436,895	—	1,436,895	—
Securities lending collateral	3,282,988	3,282,988	—	—
Short-term investments	10,600,000	—	10,600,000	—
Total investments in securities	$242,188,192	$109,449,741	$132,738,451	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Trust
Common stocks
Consumer discretionary	$115,963	—	—	$115,963
Consumer staples	3,718,600	$3,718,600	—	—
Health care	288,702,186	279,306,987	$8,885,988	509,211
Preferred securities
Consumer discretionary	258,944	—	—	258,944
Health care	1,400,335	1,400,335	—	—
Information technology	182,712	—	—	182,712
Convertible bonds	446,735	—	446,735	—
Rights	5,425	5,425	—	—
Purchased options	39,775	39,775	—	—
Short-term investments	241,604	241,604	—	—
Total investments in securities	$295,112,279	$284,712,726	$9,332,723	$1,066,830

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Trust
U.S. Government and Agency obligations	$1,984,766	—	$1,984,766	—
Foreign government obligations	2,339,267	—	2,339,267	—
Corporate bonds	213,711,310	—	213,078,178	$633,132
Convertible bonds	1,622,395	—	1,622,395	—
Capital preferred securities	950,000	—	950,000	—
Term loans	7,349,161	—	7,162,879	186,282
Collateralized mortgage obligations	939,180	—	939,180	—
Asset backed securities	7,607,352	—	7,607,352	—
Common stocks	3,255,703	$15,636	1,842,578	1,397,489
Preferred securities	2,985,306	1,348,301	1,426,627	210,378
Escrow certificates	500	—	—	500
Securities lending collateral	10,157,233	10,157,233	—	—
Short-term investments	4,205,589	4,205,589	—	—
Total investments in securities	$257,107,762	$15,726,759	$238,953,222	$2,427,781
Other financial instruments:
Futures	($56,019)	($56,019)	—	—
Forward foreign currency contracts	27,640	—	$27,640	—
Written options	(35,367)	—	(35,367)	—
Credit default swaps	(493,691)	—	(493,691)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B
Common stocks
Australia	$34,545,915	—	$34,545,915	—
Austria	1,245,353	—	1,245,353	—
Belgium	5,963,668	—	5,963,668	—
Brazil	8,769,189	$8,769,189	—	—
Canada	50,014,399	50,014,399	—	—
Chile	2,096,534	1,716,250	380,284	—
China	44,737,304	12,894,887	31,690,184	$152,233
Colombia	782,397	782,397	—	—
Czech Republic	287,213	—	287,213	—
Denmark	9,422,816	—	9,422,816	—
Egypt	196,087	—	196,087	—
Finland	5,055,510	—	5,055,510	—
France	52,297,429	—	52,297,429	—
Germany	46,652,170	—	46,652,170	—
Greece	647,892	—	647,892	—
Hong Kong	23,346,124	228,778	23,105,547	11,799
Hungary	599,208	—	599,208	—
India	14,636,288	2,739,049	11,897,239	—
Indonesia	3,780,258	12,279	3,767,979	—
Ireland	4,679,726	694,773	3,984,953	—
Israel	2,314,459	525,989	1,788,470	—
Italy	10,924,775	—	10,924,775	—
Japan	116,110,698	—	116,110,698	—
Jersey, Channel Islands	329,470	—	329,470	—
Jordan	93,960	—	93,960	—
Luxembourg	1,623,478	—	1,623,478	—
Macau	672,783	—	672,783	—
Malaysia	3,981,713	—	3,981,713	—
Malta	61,592	—	56,452	5,140
Mexico	6,217,542	6,076,150	141,392	—
Netherlands	23,048,064	1,364,883	21,683,181	—
New Zealand	730,439	—	730,439	—
Norway	3,512,647	—	3,512,647	—
Peru	582,019	582,019	—	—
Philippines	1,880,434	—	1,880,434	—
Poland	2,237,575	—	2,237,575	—
Portugal	732,808	—	732,808	—
Romania	171,312	171,312	—	—
Russia	5,627,206	4,363,377	1,263,829	—
Singapore	6,204,269	—	6,204,269	—
South Africa	11,659,772	—	11,659,772	—
South Korea	24,832,310	335,144	24,408,494	88,672
Spain	17,181,924	141,002	17,040,922	—
Sweden	14,490,423	—	14,490,423	—
Switzerland	44,508,689	—	44,508,689	—
Taiwan	17,673,444	—	17,673,444	—
Thailand	3,684,556	—	3,684,556	—
Turkey	1,818,508	—	1,818,508	—
United Kingdom	79,000,337	4,125	78,996,212	—
United States	1,149,311	725,278	424,033	—
Preferred securities
Brazil	4,548,045	4,548,045	—	—
Germany	2,668,682	—	2,668,682	—
South Korea	1,356,057	—	1,356,057	—
Spain	18,642	—	18,642	—
Rights	2,571	—	2,571	—
Securities lending collateral	34,676,924	34,676,924	—	—
Short-term investments	18,924,465	18,924,465	—	—
Total investments in securities	$775,007,383	$150,290,714	$624,458,825	$257,844
Other financial instruments:
Futures	$180,912	$180,912	—	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust
Common stocks
Australia	$17,090,702	—	$17,090,702	—
Brazil	24,876,034	$24,876,034	—	—
Canada	35,274,346	35,274,346	—	—
China	3,525,124	3,525,124	—	—
Denmark	6,987,199	—	6,987,199	—
France	17,551,990	—	17,551,990	—
Germany	39,283,692	—	39,283,692	—
Hong Kong	14,157,610	—	14,157,610	—
Israel	2,817,742	2,817,742	—	—
Italy	4,404,111	—	4,404,111	—
Japan	24,122,555	—	24,122,555	—
Mexico	10,502,949	10,502,949	—	—
Netherlands	12,592,105	—	12,592,105	—
Singapore	6,038,075	—	6,038,075	—
South Korea	10,314,679	—	10,314,679	—
Spain	6,120,762	—	6,120,762	—
Sweden	9,326,049	—	9,326,049	—
Switzerland	25,458,158	—	25,458,158	—
Taiwan	9,647,834	—	9,647,834	—
Thailand	6,857,638	—	6,857,638	—
Turkey	3,791,712	—	3,791,712	—
United Kingdom	56,300,072	—	56,300,072	—
United States	9,339,488	9,339,488	—	—
Short-term investments	31,941,710	31,941,710	—	—
Total investments in securities	$388,322,336	$118,277,393	$270,044,943	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust
Common stocks
Australia	$8,501,512	$96,384	$8,312,708	$92,420
Austria	2,268,920	—	2,268,920	—
Belgium	2,679,070	—	2,679,070	—
Bermuda	278,337	—	278,337	—
Cambodia	63,247	—	63,247	—
Canada	11,859,375	11,809,121	49,952	302
China	122,837	28,353	94,484	—
Denmark	2,881,487	—	2,881,487	—
Faeroe Islands	65,070	—	65,070	—
Finland	3,576,831	—	3,576,831	—
France	7,586,280	—	7,586,280	—
Gabon	3,168	—	3,168	—
Georgia	108,772	—	108,772	—
Germany	8,573,106	—	8,573,106	—
Gibraltar	42,058	—	42,058	—
Greece	160	—	—	160
Guernsey, Channel Islands	4,169	—	4,169	—
Hong Kong	4,069,967	—	4,055,241	14,726
India	16,020	—	16,020	—
Ireland	1,306,041	—	1,306,041	—
Isle of Man	465,124	—	465,124	—
Israel	1,094,733	7,559	1,087,174	—
Italy	6,114,496	—	6,114,496	—
Japan	32,686,347	—	32,686,347	—
Jersey, Channel Islands	317,888	—	317,888	—
Liechtenstein	53,056	—	53,056	—
Luxembourg	393,657	—	393,657	—
Macau	21,179	—	21,179	—
Malta	125,388	—	125,388	—
Monaco	63,673	63,673	—	—
Mongolia	10,500	—	10,500	—
Netherlands	3,288,848	—	3,288,848	—
New Zealand	1,195,790	—	1,195,790	—
Norway	1,235,340	—	1,235,340	—
Peru	50,886	—	50,886	—
Portugal	551,013	—	551,013	—
Russia	55,096	—	55,096	—
Singapore	1,626,197	—	1,624,992	1,205
South Africa	64,998	—	64,998	—
Spain	3,234,523	—	3,234,523	—
Sweden	4,277,550	—	4,277,550	—
Switzerland	6,464,146	60,925	6,403,221	—
United Arab Emirates	39,712	—	39,712	—
United Kingdom	22,842,846	1,355	22,840,732	759
United States	330,142	150,773	179,369	—
Preferred securities
Germany	477,434	—	477,434	—
Rights	1,667	1,254	51	362
Warrants	794	794	—	—
Securities lending collateral	14,954,818	14,954,818	—	—
Total investments in securities	$156,044,268	$27,175,009	$128,759,325	$109,934

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Common stocks
Canada	$69,426,282	$69,426,282	—	—
China	76,410,719	34,340,107	$42,070,612	—
France	56,225,146	—	56,225,146	—
Germany	60,948,324	—	60,948,324	—
Hong Kong	33,628,697	—	33,628,697	—
India	7,584,603	—	7,584,603	—
Ireland	8,215,812	—	8,215,812	—
Israel	13,312,112	13,312,112	—	—
Italy	14,444,741	—	14,444,741	—
Japan	98,196,310	—	98,196,310	—
Luxembourg	15,193,929	—	15,193,929	—
Malta	40,211	—	—	$40,211
Netherlands	79,544,085	—	79,544,085	—
Norway	10,217,853	—	10,217,853	—
Singapore	19,484,480	130,440	19,354,040	—
South Korea	74,858,334	11,470,618	63,387,716	—

Sweden	7,633,329	—	7,633,329	—
Switzerland	31,946,540	—	31,946,540	—
Taiwan	17,979,646	—	17,979,646	—
Thailand	16,172,021	—	16,172,021	—
United Kingdom	137,495,508	—	137,495,508	—
United States	1,756,519	1,756,519	—	—
Securities lending collateral	42,880,952	42,880,952	—	—
Short-term investments	9,000,000	—	9,000,000	—
Total investments in securities	$902,596,153	$173,317,030	$729,238,912	$40,211

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Balanced MVP
Affiliated investment companies	$7,808,788,861	$7,808,788,861	—	—
U.S. Government	6,986,967	—	$6,986,967	—
Short-term investments	66,697,000	606,202	66,090,798	—
Total investments in securities	$7,882,472,828	$7,809,395,063	$73,077,765	—
Other financial instruments:
Futures	$8,144,709	$7,329,532	$815,177	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Conservative MVP
Affiliated investment companies	$1,361,980,028	$1,361,980,028	—	—
U.S. Government	929,597	—	$929,597	—
Short-term investments	8,164,651	91,368	8,073,283	—
Total investments in securities	$1,371,074,276	$1,362,071,396	$9,002,880	—
Other financial instruments:
Futures	$484,280	$444,947	$39,333	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Growth MVP
Affiliated investment companies	$9,740,437,114	$9,740,437,114	—	—
U.S. Government	9,980,668	—	$9,980,668	—
Short-term investments	98,338,753	840,495	97,498,258	—
Total investments in securities	$9,848,756,535	$9,741,277,609	$107,478,926	—
Other financial instruments:
Futures	$13,947,739	$12,394,108	$1,553,631	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Growth PS Series
Affiliated investment companies	$3,260,440,162	$3,260,440,162	—	—
Common stocks	446,028	—	$446,028	—
Preferred securities	443,988	—	443,988	—
Total investments in securities	$3,261,330,178	$3,260,440,162	$890,016	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Moderate MVP
Affiliated investment companies	$2,280,048,104	$2,280,048,104	—	—
U.S. Government	1,734,247	—	$1,734,247	—
Short-term investments	16,371,408	164,222	16,207,186	—
Total investments in securities	$2,298,153,759	$2,280,212,326	$17,941,433	—
Other financial instruments:
Futures	$1,711,305	$1,548,270	$163,035	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$108,071,462	$107,282,138	—	$789,324
Consumer staples	20,376,357	20,376,357	—	—
Energy	17,903,665	17,903,665	—	—
Financials	24,270,799	24,270,799	—	—
Health care	115,089,384	105,436,587	$9,652,797	—
Industrials	78,421,015	78,421,015	—	—
Information technology	257,833,468	256,324,109	—	1,509,359
Materials	25,268,459	25,268,459	—	—
Real estate	942,838	—	—	942,838
Preferred securities	56,698,010	—	—	56,698,010
Exchange-traded funds	15,306,797	15,306,797	—	—
Securities lending collateral	55,334,027	55,334,027	—	—
Short-term investments	18,500,000	—	18,500,000	—
Total investments in securities	$794,016,281	$705,923,953	$28,152,797	$59,939,531

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust
Common stocks
Consumer discretionary	$53,221,465	$53,221,465	—	—
Consumer staples	77,685,226	66,986,721	$10,698,505	—
Energy	80,923,260	80,923,260	—	—
Financials	166,305,759	160,703,009	5,602,750	—
Health care	98,791,497	98,791,497	—	—
Industrials	74,736,363	71,740,523	2,995,840	—
Information technology	23,159,983	23,159,983	—	—
Materials	65,225,295	65,225,295	—	—
Real estate	57,540,026	57,540,026	—	—
Telecommunication services	2,354,920	2,354,920	—	—
Utilities	42,000,506	42,000,506	—	—
Securities lending collateral	41,203,902	41,203,902	—	—
Short-term investments	66,499,664	66,499,664	—	—
Total investments in securities	$849,647,866	$830,350,771	$19,297,095	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust
Common stocks
Consumer discretionary	$16,248,446	$14,603,093	$1,645,353	—
Consumer staples	14,655,263	10,888,633	3,766,630	—
Energy	15,089,988	10,628,290	4,461,698	—
Financials	34,396,410	33,289,233	1,107,177	—
Health care	21,485,038	21,485,038	—	—
Industrials	11,652,122	8,942,765	2,709,357	—
Information technology	20,516,241	17,009,595	3,506,646	—
Materials	8,912,031	5,352,163	3,559,868	—
Real estate	3,248,409	3,248,409	—	—
Telecommunication services	2,085,129	—	2,085,129	—
Utilities	3,647,970	3,647,970	—	—
Corporate bonds	4,245,958	—	4,245,958	—
Municipal bonds	1,273,610	—	1,273,610	—
Rights	165,906	—	165,906	—
Escrow certificates	10,320	—	10,320	—
Securities lending collateral	2,762,664	2,762,664	—	—
Short-term investments	11,471,753	—	11,471,753	—
Total investments in securities	$171,867,258	$131,857,853	$40,009,405	—
Other financial instruments:
Forward foreign currency contracts	($150,863)	—	($150,863)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Income Trust
U.S. Government and Agency obligations	$564,575,746	—	$564,575,746	—
Foreign government obligations	16,136,985	—	16,136,985	—
Corporate bonds	451,309,485	—	451,309,485	—
Municipal bonds	19,046,311	—	19,046,311	—
Term loans	35,894,731	—	35,894,731	—
Collateralized mortgage obligations	105,055,904	—	105,055,904	—
Asset backed securities	152,062,830	—	152,062,830	—
Purchased options	107,859	$51,797	56,062	—
Securities lending collateral	7,609,459	7,609,459	—	—
Short-term investments	64,044,103	49,378,052	14,666,051	—
Total investments in securities	$1,415,843,413	$57,039,308	$1,358,804,105	—
Other financial instruments:
Futures	($677,909)	($677,909)	—	—
Forward foreign currency contracts	(62,428)	—	($62,428)	—
Written options	(177,026)	—	(177,026)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Securities Trust
Common stocks
Hotels, resorts and cruise lines	$6,090,180	$6,090,180	—	—
IT consulting and other services	6,240,755	6,240,755	—	—
Diversified REITs	27,012,163	27,008,489	—	$3,674
Health care REITs	44,691,151	44,691,151	—	—
Hotel and resort REITs	26,032,787	26,032,787	—	—
Industrial REITs	35,470,987	35,470,987	—	—
Office REITs	46,097,474	46,097,474	—	—
Residential REITs	58,062,389	58,062,389	—	—
Retail REITs	58,861,665	58,861,665	—	—
Specialized REITs	61,580,271	61,580,271	—	—
Short-term investments	737,603	737,603	—	—
Total investments in securities	$370,877,425	$370,873,751	—	$3,674

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$90,417,354	$86,133,752	$4,240,426	$43,176
Health care	33,709,979	23,367,544	10,342,435	—
Industrials	15,510,753	15,510,753	—	—
Information technology	464,322,454	433,036,633	31,190,130	95,691
Real estate	1,562,050	1,562,050	—	—
Telecommunication services	2,943,795	—	2,943,795	—
Preferred securities	3,131,962	—	—	3,131,962
Investment companies	17,354,880	17,354,880	—	—
Corporate bonds	1,619,150	—	1,619,150	—
Securities lending collateral	13,929,327	13,929,327	—	—
Short-term investments	46,110,165	32,982,165	13,128,000	—
Total investments in securities	$690,611,869	$623,877,104	$63,463,936	$3,270,829

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$45,636,938	$45,005,641	$631,297	—
Consumer staples	16,514,801	16,514,801	—	—
Energy	5,580,745	5,580,745	—	—
Financials	29,770,612	29,770,612	—	—
Health care	89,976,808	89,976,808	—	—
Industrials	63,225,642	63,225,642	—	—
Information technology	119,790,522	117,981,022	1,302,504	$506,996
Materials	9,338,934	9,338,934	—	—
Real estate	12,620,393	12,620,393	—	—
Preferred securities	4,560,062	—	—	4,560,062
Exchange-traded funds	7,903,589	7,903,589	—	—
Securities lending collateral	58,775,770	58,775,770	—	—
Short-term investments	6,600,000	—	6,600,000	—
Total investments in securities	$470,294,816	$456,693,957	$8,533,801	$5,067,058

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust
Common stocks
Consumer discretionary	$67,311,133	$67,306,429	—	$4,704
Consumer staples	14,593,026	14,593,026	—	—
Energy	20,847,531	20,847,531	—	—
Financials	101,812,983	101,812,983	—	—
Health care	88,603,794	88,493,943	—	109,851
Industrials	84,776,303	84,776,303	—	—
Information technology	94,620,698	94,620,698	—	—
Materials	24,785,680	24,785,680	—	—
Real estate	40,698,477	40,497,082	—	201,395
Telecommunication services	4,758,207	4,758,207	—	—
Utilities	20,310,374	20,310,374	—	—
Warrants	55	—	$55	—
Securities lending collateral	46,827,551	46,827,551	—	—
Short-term investments	19,810,000	—	19,810,000	—
Total investments in securities	$629,755,812	$609,629,807	$19,810,055	$315,950
Other financial instruments:
Futures	$1,038,662	$1,038,662	—	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$31,439,351	$31,439,304	—	$47
Consumer staples	5,237,187	5,237,187	—	—
Energy	14,589,136	14,589,136	—	—
Financials	50,656,642	50,656,641	—	1
Health care	19,096,553	19,091,157	—	5,396
Industrials	44,542,863	44,542,863	—	—
Information technology	35,174,997	35,174,997	—	—
Materials	11,752,559	11,752,559	—	—
Real estate	4,693,478	4,669,174	—	24,304
Telecommunication services	2,143,486	2,143,486	—	—
Utilities	2,359,531	2,359,531	—	—
Securities lending collateral	6,906,328	6,906,328	—	—
Short-term investments	1,920,848	1,920,848	—	—
Total investments in securities	$230,512,959	$230,483,211	—	$29,748

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$18,129,966	$18,129,966	—	—
Consumer staples	24,748,261	7,763,718	$16,984,543	—
Energy	28,116,648	28,116,648	—	—
Financials	145,578,150	145,578,150	—	—
Health care	44,343,489	44,343,489	—	—
Industrials	202,205,821	192,326,467	9,879,354	—
Information technology	61,472,095	61,472,095	—	—
Materials	53,121,277	53,121,277	—	—
Real estate	36,834,074	36,834,074	—	—
Utilities	12,348,692	12,348,692	—	—
Securities lending collateral	32,521,028	32,521,028	—	—
Short-term investments	22,400,000	—	22,400,000	—
Total investments in securities	$681,819,501	$632,555,604	$49,263,897	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,323,901,183	$896,755,037	$427,142,420	$3,726
Consumer staples	961,220,492	563,615,314	397,605,178	—
Energy	617,256,169	434,706,282	182,549,887	—
Financials	1,915,296,726	1,140,205,561	775,091,165	—
Health care	1,432,320,404	1,054,606,514	377,617,419	96,471
Industrials	1,357,276,443	839,352,028	517,924,415	—
Information technology	1,905,195,185	1,695,892,371	209,302,814	—
Materials	547,912,196	265,348,598	282,563,598	—
Real estate	424,664,403	296,597,268	127,885,719	181,416
Telecommunication services	289,800,882	142,715,762	147,085,120	—
Utilities	377,409,872	257,051,165	120,358,707	—
Preferred securities	19,073,730	—	19,073,730	—
Rights	21,004	2,022	18,982	—
Securities lending collateral	234,159,552	234,159,552	—	—
Short-term investments	228,031,415	—	228,031,415	—
Total investments in securities	$11,633,539,656	$7,821,007,474	$3,812,250,569	$281,613
Other financial instruments:
Futures	$4,105,444	$4,105,444	—	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust
Foreign government obligations	$117,315,583	—	$117,315,583	—
Corporate bonds	311,171,368	—	311,171,368	—
Convertible bonds	15,903,417	—	15,903,417	—
Capital preferred securities	5,464,242	—	5,464,242	—
Term loans	44,895,189	—	44,895,189	—
Collateralized mortgage obligations	33,385,026	—	33,385,026	—
Asset backed securities	26,480,806	—	26,480,806	—
Common stocks	16,250,527	$16,250,527	—	—
Preferred securities	40,805,283	38,964,641	1,840,642	—
Warrants	1,939,169	1,939,169	—	—
Purchased options	2,131,303	—	2,131,303	—
Short-term investments	19,149,716	—	19,149,716	—
Total investments in securities	$634,891,629	$57,154,337	$577,737,292	—
Other financial instruments:
Futures	$1,000,719	$1,000,719	—	—
Forward foreign currency contracts	1,567,114	—	$1,567,114	—
Foreign currency options	(214,378)	—	(214,378)	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Common stocks
Consumer discretionary	$97,825,139	$97,819,344	$5,245	$550
Consumer staples	61,771,587	61,770,133	—	1,454
Energy	51,067,742	51,067,382	—	360
Financials	116,566,310	116,566,303	—	7
Health care	100,050,997	100,031,446	—	19,551
Industrials	81,432,924	81,432,503	421	—
Information technology	167,606,136	167,606,136	—	—
Materials	25,327,375	25,327,180	—	195
Real estate	29,734,791	29,706,122	—	28,669
Telecommunication services	16,169,981	16,169,981	—	—
Utilities	23,183,610	23,183,610	—	—
Convertible bonds	538	—	538	—
Warrants	1,604	956	648	—
Securities lending collateral	16,131,835	16,131,835	—	—
Short-term investments	9,410,000	—	9,410,000	—
Total investments in securities	$796,280,569	$786,812,931	$9,416,852	$50,786
Other financial instruments:
Futures	$273,890	$273,890	—	—

	Total Value at 9-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Common stocks
Consumer discretionary	$13,990,976	$11,613,726	$2,377,250	—
Energy	54,766,345	54,766,345	—	—
Industrials	2,001,528	2,001,528	—	—
Real estate	6,841,927	6,841,927	—	—
Telecommunication services	39,117,655	6,901,895	32,215,760	—
Utilities	187,364,232	139,481,407	47,882,825	—
Preferred securities	15,360,116	15,360,116	—	—
Securities lending collateral	9,728,541	9,728,541	—	—
Short-term investments	7,085,848	7,085,848	—	—
Total investments in securities	$336,257,168	$253,781,333	$82,475,835	—
Other financial instruments:
Forward foreign currency contracts	($403,846)	—	($403,846)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

		Preferred
Alpha Opportunities Trust	Common stocks	securities	Corporate bonds	Total
Balance as of 12-31-16	$286,653	$13,651,840	$48,473	$13,986,966
Realized gain (loss)	-	187,828	-	187,828
Change in unrealized appreciation
(depreciation)	(38,097)	(504,174)	-	(542,271)
Purchases	13,259	-	-	13,259
Sales	-	(1,580,284)	-	(1,580,284)
Transfers into Level 3	193,133	-	-	193,133
Transfers out of Level 3	-	(365,532)	(48,473)	(414,005)
Balance as of 9-30-17	$454,948	$11,389,678	-	$11,844,626
Change in unrealized at period end*	($38,097)	($405,610)	-	($443,707)

				Preferred	Escrow
High Yield Trust	Corporate bonds	Term loans	Common stocks	securities	certificates	Warrants	Total
Balance as of 12-31-16	$715,749	-	$2,566,983	-	$500	-	$3,283,232
Realized gain (loss)	2,878	-	-	-	-	$800	3,678
Change in unrealized appreciation
(depreciation)	6,170	($1,882)	854,713	($1,186,317)	-	-	(327,316)
Purchases	78,431	11,065	311,915	1,396,695	-	-	1,798,106
Sales	(170,096)	-	-	-	-	(800)	(170,896)
Transfers into Level 3	-	177,099	-	-	-	-	177,099
Transfers out of Level 3	-	-	(2,336,122)	-	-	-	(2,336,122)
Balance as of 9-30-17	$633,132	$186,282	$1,397,489	$210,378	$500	-	$2,427,781
Change in unrealized at period end*	$6,170	($1,882)	($1,174,777)	($1,186,317)	-	-	($2,356,806)

		Preferred
Mid Cap Stock Trust	Common stocks	securities	Corporate bonds	Total
Balance as of 12-31-16	$2,084,281	$68,736,836	$396,255	$71,217,372
Realized gain (loss)	-	(3,005,448)	-	(3,005,448)
Change in unrealized appreciation
(depreciation)	(277,200)	3,592,849	-	3,315,649
Purchases	-	-	-	-
Sales	-	(11,650,400)	-	(11,650,400)
Transfers into Level 3	1,434,440	-	-	1,434,440
Transfers out of Level 3	-	(975,827)	(396,255)	(1,372,082)
Balance as of 9-30-17	$3,241,521	$56,698,010	-	$59,939,531
Change in unrealized at period end*	($277,200)	($586,862)	-	($864,062)

		Preferred
Small Cap Growth Trust	Common stocks	securities	Total
Balance as of 12-31-16	$1,364,101	$10,882,957	$12,247,058
Realized gain (loss)	570,928	2,897,493	3,468,421
Change in unrealized appreciation
(depreciation)	(1,153,531)	(625,352)	(1,778,883)
Purchases	-	-	-
Sales	(1,509,268)	(6,206,711)	(7,715,979)
Transfers into Level 3	1,234,766	1,233,280	2,468,046
Transfers out of Level 3	-	(3,621,605)	(3,621,605)
Balance as of 9-30-17	$506,996	$4,560,062	$5,067,058
Change in unrealized at period end*	($727,770)	$512,169	($215,601)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Alpha Opportunities Trust
	Fair Value at 9-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$339,271	Market Approach	Prior / recent transactions	$1.55 - $51.81 (weighted average $21.58)
	$8,754	Market Approach	Expected future value	$0.24
			Discount	20%
	$27,261	Market Approach	EV to revenue multiple	3.26x
			Discount	17.5%
	$79,662	Market Approach	EV to revenue multiple	3.53x
			Discount	25%
			Hybrid allocation considers OPM - Volatility	20%
	$454,948

Preferred Securities	$2,211,434	Market Approach	EV to revenue multiple	1.24x - 7.44x (weighted average 5.64x)
			Discount	10% - 17.5% (weighted average 15.4%)
	$692,912	Market Approach	EV to gross profit multiple	9.07x
			Discount	17.5%
	$490,732	Market Approach	EV to revenue multiple	2.45x - 5.02x (weighted average 3.41x)
			Discount	17.5% - 25% (weighted average 22.2%)
			Allocated using OPM - Volatility	45% - 50% (weighted average 48.1%)
	$301,426	Market Approach	EV to revenue multiple	3.53x
			Discount	25%
			Hybrid allocation considers OPM - Volatility	20%
	$1,174,429	Market Approach	Prior / recent transactions	$51.81
	$6,518,745	Market Approach	Prior / recent transactions	$25.09 - $48.77 (weighted average $46.51)
			Discount	4.9% - 15% (weighted average 14%)
	$11,389,678

Total	$11,844,626

Mid Cap Stock Trust
	Fair Value at 9-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$2,389,839	Market Approach	Prior / recent transactions	$1.55 - $51.81 (weighted average $21.38)
	$62,358	Market Approach	Expected future value	0.24x
			Discount	20%
	$197,363	Market Approach	EV to revenue multiple	3.26x
			Discount	17.5%
	$591,961	Market Approach	EV to revenue multiple	3.53x
			Discount	25%
			Hybrid allocation considers OPM - Volatility	20%
	$3,241,521

Preferred Securities			EV to revenue multiple	2.45x - 5.02x (weighted average 3.42x)
	$3,568,129	Market Approach	Discount	17.5% - 25% (weighted average 22.2%)
			Allocated using OPM - Volatility	45% - 50% (weighted average 48.1%)
	$4,995,428	Market Approach	EV to gross profit multiple	9.07x
			Discount	17.5%
	$8,813,348	Market Approach	EV to revenue multiple	1.24x - 6.90x (weighted average 4.82x)
			Discount	10% - 17.5% (weighted average 14.5)
			EV to revenue multiple	3.53x
	$2,239,691	Market Approach	Discount	25%
			Hybrid allocation considers OPM - Volatility	20%
	$8,367,885	Market Approach	Prior / recent transactions	$51.81
	$28,637,855	Market Approach	Prior / recent transactions	$25.09 - $48.77 (weighted average $45.13)
			Discount	4.9% - 15% (weighted average 13.4%)
	$75,674	Market Approach	Expected future value	$0.45
			Discount	44%
	$56,698,010

Total	$59,939,531

Small Cap Growth Trust
	Fair Value at 9-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$506,996	Market Approach	Prior / recent transactions	$1.55

Preferred Securities	$1,990,280	Market Approach	EV to revenue multiple	6.90x
			Discount	10%
	$1,529,627	Market Approach	EV to revenue multiple	2.45x
			Discount	25%
			Allocated using OPM - Volatility	50%
			EV to revenue multiple	3.53x
	$1,040,155	Market Approach	Discount	25%
			Hybrid allocation considers OPM - Volatility	20%
	$4,560,062

Total	$5,067,058

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Expected future value	Increase	Decrease
Hybrid allocation considers Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At September 30, 2017, Strategic Income Opportunities Trust had $1,740,000 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following table details how the portfolios used futures contracts during the period ended September 30, 2017:

Portfolio	Reason
500 Index Trust B	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Global Bond Trust

To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio, manage against anticipated interest rate changes and to manage duration of the portfolio

High Yield Trust	To manage against anticipated interest rate changes
International Equity Index Trust B	To gain exposure to certain securities and as a substitute for securities purchased
Investment Quality Bond Trust

To gain exposure to foreign bond markets, gain exposure to treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased

Lifestyle Balanced MVP	To manage volatility of returns
Lifestyle Conservative MVP	To manage volatility of returns
Lifestyle Growth MVP	To manage volatility of returns
Lifestyle Moderate MVP	To manage volatility of returns
Mid Cap Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio and as a substitute for securities purchased.
New Income Trust

To gain exposure to treasuries market, maintain diversity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased

Small Cap Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio and as a substitute for securities purchased.
Strategic Equity Allocation Trust	To gain exposure to certain securities and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage duration of the portfolio
Total Stock Market Index Trust	To gain exposure to certain securities, manage against anticipated changes in securities markets, maintain diversity of the portfolio and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
High Yield Trust	To manage against anticipated changes in currency exchange rates
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio
New Income Trust	To manage against anticipated changes in currency exchange rates and to manage currency exposure
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and to enhance potential gain/income
Utilities Trust	To manage against anticipated changes in currency exchange rates

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased option contracts during the period ended September 30, 2017:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against changes in securities and to gain exposure to certain securities
Global Bond Trust	To gain exposure to the bond market, maintain diversity of the portfolio and as a substitute for securities purchased
Health Sciences Trust	To enhance potential gain/income
New Income Trust	To manage duration of the portfolio
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

The following table details how the portfolios used written option contracts during the period ended September 30, 2017:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, maintain diversity of the portfolio and as a substitute for securities purchased
High Yield Trust	To manage against potential credit events
New Income Trust	To gain exposure to security or credit index and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage against anticipated currency exchange rate changes

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swap contracts during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, gain exposure to treasuries market and as a substitute for securities purchased
Investment Quality Bond Trust	To manage duration of the portfolio

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the portfolios used credit default swap contracts as Buyer of protection during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased
High Yield Trust	To manage against potential credit events

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as Seller of protection during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the portfolios used currency swap contracts during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To manage against anticipated currency exchange rate changes, maintain diversity of the portfolio and to gain exposure to foreign currencies

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the portfolios used volatility swap contracts during the period ended September 30, 2017:

Portfolio	Reason
Global Bond Trust	To take a position on future expectations of volatility

Investment in affiliated underlying portfolios. Core Strategy Trust, Lifestyle Aggressive MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced MVP, Lifestyle Balanced PS Series, Lifestyle Conservative MVP, Lifestyle Conservative PS Series, Lifestyle Growth MVP, Lifestyle Growth PS Series, Lifestyle Moderate MVP and Lifestyle Moderate PS Series invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying portfolios’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the portfolios from their investments in affiliated underlying portfolios is as follows:

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	gain (loss)	(depreciation)	Ending value
Core Strategy Trust
Bond	79,011,223	979,972	-	79,991,195	$7,829,821	-	-	$26,966,231	$1,091,879,807
Strategic Equity Allocation	152,401,534	2,613,778	(16,402,416)	138,612,896	10,523,882	-	$41,512,594	289,439,895	2,647,506,315
					$18,353,703	-	$41,512,594	$316,406,126	$3,739,386,122

Lifestyle Aggressive MVP
All Cap Core	20,161	-	(20,161)	-	-	-	$78,040	($56,114)	-
Alpha Opportunities	481,717	84,207	-	565,924	$7,982	-	-	(193,802)	$5,478,143
Blue Chip Growth	801,023	56,770	(146,578)	711,215	25,314	-	1,524,879	2,526,391	23,214,051
Capital Appreciation	1,810,610	157,071	(329,461)	1,638,220	22,553	-	1,269,957	2,344,570	22,476,377
Emerging Markets Equity	745,486	-	(113,909)	631,577	-	-	200,918	1,748,848	7,225,239
Emerging Markets Value	2,509,188	78,910	(449,620)	2,138,478	148,824	-	(864,932)	5,129,284	21,277,860
Equity Income	2,200,089	242,918	(178,546)	2,264,461	257,245	-	545,692	(8,704)	37,975,005
Fundamental Large Cap Value	2,783,466	55,863	(755,732)	2,083,597	-	-	1,154,482	2,239,638	31,108,105
International Growth	146,354	428,231	(72,292)	502,293	-	-	264,780	2,217,935	13,360,989
International Growth Opportunities	444,162	-	(444,162)	-	-	-	643,315	(170,348)	-
International Growth Stock	1,087,852	106,296	(89,435)	1,104,713	136,856	-	309,659	2,829,983	20,116,828
International Value	1,825,027	6,182	(147,040)	1,684,169	3,541	-	684,402	2,431,752	23,814,146
International Value Equity	740,225	443,236	(59,989)	1,123,472	-	-	22,427	1,222,393	9,886,552
Mid Cap Stock	838,490	34,669	(93,820)	779,339	-	-	75,666	2,241,392	13,350,069
Mid Value	1,056,177	177,121	(11,377)	1,221,921	52,027	-	5,248	(532,106)	13,490,013
Multifactor Large Cap ETF	143,309	-	(13,320)	129,989	27,279	-	33,025	473,641	4,264,575
Multifactor Mid Cap ETF	72,509	-	(6,814)	65,695	8,375	-	16,077	227,557	2,120,635
Real Estate Securities	359,905	41,328	(39,753)	361,480	-	-	241,410	21,876	6,954,882
Small Cap Growth	423,787	11,260	(31,815)	403,232	-	-	(14,681)	711,705	3,931,508
Small Cap Opportunities	140,314	24,489	(12,972)	151,831	21,212	-	213,654	(206,355)	4,665,752
Small Cap Value	170,109	43,588	(15,387)	198,310	7,173	-	31,891	(297,784)	3,922,573
Small Company Growth	131,528	16,808	(7,016)	141,320	-	-	99,329	193,866	3,915,969
Small Company Value	145,758	59,094	(10,047)	194,805	9,441	-	67,148	(340,803)	3,917,523
Strategic Equity Allocation	4,365,635	124,952	(353,822)	4,136,765	307,296	-	394,010	9,042,073	79,012,208
Strategic Growth	1,349,154	16,806	(183,916)	1,182,044	-	-	573,403	3,874,933	22,529,760
					$1,035,118	-	$7,569,799	$37,671,821	$378,008,762

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	gain (loss)	(depreciation)	Ending value
Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,200,906	144,327	(148,322)	1,196,911	$90,668	-	$262,008	$2,586,896	$22,861,010

Lifestyle Balanced MVP
All Cap Core	1,462,552	-	(1,462,552)	-	-	-	$18,610,810	($17,000,617)	-
Alpha Opportunities	4,055,608	708,941	-	4,764,549	$67,201	-	-	(1,631,629)	$46,120,839
Blue Chip Growth	7,097,372	414,182	(1,511,092)	6,000,462	214,575	-	22,170,065	13,506,875	195,855,090
Bond	178,615,107	2,562,924	(7,054,334)	174,123,697	17,143,925	-	(929,019)	61,689,487	2,376,788,462
Capital Appreciation	16,075,360	1,584,505	(3,869,046)	13,790,819	191,071	-	24,894,334	7,106,875	189,210,039
Core Bond	24,774,545	1,822,782	(744,460)	25,852,867	1,890,981	-	(552,417)	4,950,216	341,257,839
Emerging Markets Equity	3,350,163	1,623,367	(739,078)	4,234,452	-	-	1,462,676	8,934,267	48,442,126
Emerging Markets Value	18,161,765	270,843	(4,075,851)	14,356,757	1,008,515	-	(6,044,293)	35,994,297	142,849,735
Equity Income	20,154,140	2,369,954	(3,553,880)	18,970,214	2,183,198	-	29,995,740	(23,982,716)	318,130,493
Fundamental Large Cap Value	17,396,753	1,808,977	(1,788,920)	17,416,810	-	-	3,094,687	21,925,517	260,032,974
Global Bond	12,395,666	745,696	(883,789)	12,257,573	3,104,266	-	2,028,846	6,927,133	157,142,091
Global Conservative Absolute Return	3,911,855	-	(1,352,624)	2,559,231	-	-	(926,238)	880,666	23,852,036
International Growth	1,670,511	1,012,964	(448,716)	2,234,759	-	-	1,713,695	12,906,238	59,444,593
International Growth Opportunities	3,200,798	-	(3,200,798)	-	-	-	8,207,667	(4,807,231)	-
International Growth Stock	5,775,487	58,676	(955,514)	4,878,649	607,795	-	2,833,312	11,900,056	88,840,190
International Value	11,978,175	289,377	(1,770,415)	10,497,137	22,025	-	5,264,504	14,440,227	148,429,519
International Value Equity	33,167	65,767	(98,934)	-	-	-	76,016	6,183	-
Mid Cap Stock	5,523,812	176,698	(1,033,491)	4,667,019	-	-	(3,641,708)	18,179,428	79,946,035
Mid Value	6,960,864	968,517	(625,967)	7,303,414	312,926	-	(969,292)	(2,001,369)	80,629,688
Multifactor Large Cap ETF	3,147,462	-	(355,252)	2,792,210	585,973	-	880,788	10,104,165	91,604,592
Multifactor Mid Cap ETF	1,604,590	-	(182,393)	1,422,197	181,316	-	430,328	4,887,185	45,908,519
New Income	46,049,950	1,223,953	(1,365,326)	45,908,577	4,559,077	-	(725,421)	16,598,588	591,302,469
Short Term Government Income	4,453,204	33,044	(29,984)	4,456,264	231,328	-	(17,224)	285,598	54,277,291
Small Cap Growth	5,417,312	115,211	(988,097)	4,544,426	-	-	(351,802)	8,648,787	44,308,154
Small Cap Value	2,046,712	332,681	(162,805)	2,216,588	79,096	-	1,277,365	(4,249,537)	43,844,110
Small Company Growth	1,589,520	277,327	(261,578)	1,605,269	-	-	4,986,480	(1,474,053)	44,482,005
Small Company Value	1,999,975	439,705	(252,779)	2,186,901	107,469	-	1,442,771	(4,511,282)	43,978,588
Strategic Equity Allocation	107,671,374	2,119,792	(14,650,460)	95,140,706	7,173,795	-	81,066,717	146,142,625	1,817,187,487
Strategic Growth	12,340,103	389,344	(2,760,642)	9,968,805	-	-	4,825,676	34,327,489	190,005,431
Total Return	21,073,796	620,261	(820,909)	20,873,148	3,771,022	-	(281,948)	9,030,051	284,918,466
					$43,435,554	-	$200,823,115	$389,713,519	$7,808,788,861

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	gain (loss)	(depreciation)	Ending value
Lifestyle Balanced PS Series
Bond	36,965,409	1,751,792	(809,980)	37,907,221	$3,707,722	-	$94,787	$12,699,220	$517,433,571
Strategic Equity Allocation	30,300,799	597,795	(3,267,895)	27,630,699	2,062,936	-	4,922,871	60,262,432	527,746,349
					$5,770,658	-	$5,017,658	$72,961,652	$1,045,179,920

Lifestyle Conservative MVP
Blue Chip Growth	667,817	48,125	(179,744)	536,198	$19,247	-	$1,372,593	$1,862,566	$17,501,493
Bond	54,488,841	562,717	(5,668,236)	49,383,322	4,859,320	-	(1,771,387)	19,617,280	674,082,345
Capital Appreciation	1,282,806	220,581	(263,180)	1,240,207	15,617	-	(741,770)	3,339,590	17,015,638
Core Bond	7,779,854	305,340	(843,459)	7,241,735	529,442	-	(753,195)	2,083,046	95,590,905
Emerging Markets Equity	260,759	55,219	(70,345)	245,633	-	-	114,632	654,244	2,810,046
Emerging Markets Value	967,187	54,169	(182,871)	838,485	58,202	-	270,270	1,450,971	8,342,928
Equity Income	1,789,757	194,960	(298,852)	1,685,865	195,060	-	759,644	(263,812)	28,271,962
Fundamental All Cap Core	1,906,760	-	(1,906,760)	-	-	-	4,712,600	(2,712,243)	-
Fundamental Large Cap Value	-	1,763,033	(211,939)	1,551,094	-	-	58,138	1,289,404	23,157,826
Global Bond	3,993,416	108,853	(519,524)	3,582,745	906,500	-	1,123,332	1,593,219	45,930,797
Global Conservative Absolute Return	1,279,273	-	(483,080)	796,193	-	-	(330,799)	315,702	7,420,519
International Growth	48,767	88,106	(32,610)	104,263	-	-	103,064	547,808	2,773,392
International Growth Opportunities	197,913	-	(197,913)	-	-	-	151,283	59,499	-
International Growth Stock	279,832	7,967	(59,348)	228,451	28,507	-	184,022	526,911	4,160,089
International Value	1,343,030	145	(852,634)	490,541	1,983	-	487,711	1,665,661	6,936,254
International Value Equity	16,584	2,073	(18,657)	-	-	-	15,061	3,092	-
Mid Cap Stock	291,372	10,068	(69,353)	232,087	-	-	55,660	692,085	3,975,658
Mid Value	364,746	48,994	(50,235)	363,505	15,604	-	72,203	(213,999)	4,013,099
New Income	14,167,531	291,745	(1,520,538)	12,938,738	1,284,428	-	(1,221,521)	5,856,420	166,650,940
Short Term Government Income	1,343,733	6,979	(105,992)	1,244,720	64,656	-	(66,341)	146,132	15,160,689
Small Cap Growth	379,621	10,111	(88,072)	301,660	-	-	27,165	541,303	2,941,183
Small Cap Value	140,987	25,964	(21,857)	145,094	5,337	-	27,944	(232,703)	2,869,965
Small Company Growth	94,245	26,830	(15,984)	105,091	-	-	53,033	176,146	2,912,062
Small Company Value	111,552	51,400	(18,363)	144,589	7,114	-	31,290	(236,516)	2,907,681
Strategic Equity Allocation	8,102,343	287,599	(1,613,209)	6,776,733	513,541	-	8,934,860	7,879,772	129,435,609
Strategic Growth	980,556	92,283	(177,962)	894,877	-	-	327,320	2,857,945	17,056,363
Total Return	6,433,340	227,310	(795,259)	5,865,391	1,067,539	-	(425,296)	2,955,705	80,062,584
					$9,572,097	-	$13,571,516	$52,455,228	$1,361,980,027

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	gain (loss)	(depreciation)	Ending value
Lifestyle Conservative PS Series
Bond	11,435,535	606,794	(1,299,570)	10,742,759	$1,071,594	-	($80,002)	$3,869,974	$146,638,662
Strategic Equity Allocation	2,234,755	297,800	(609,282)	1,923,273	149,613	-	715,588	4,027,998	36,734,513
					$1,221,207	-	$635,586	$7,897,972	$183,373,175

Lifestyle Growth MVP
All Cap Core	1,903,279	-	(1,903,279)	-	-	-	$28,497,073	($26,394,510)	-
Alpha Opportunities	7,419,143	1,296,906	-	8,716,049	$122,935	-	-	(2,984,826)	$84,371,350
Blue Chip Growth	10,448,201	608,937	(2,092,893)	8,964,245	321,035	-	32,698,389	19,621,347	292,592,963
Bond	123,877,002	4,970,428	(2,793,253)	126,054,177	12,379,758	-	(495,638)	43,528,365	1,720,639,512
Capital Appreciation	23,236,497	1,933,324	(4,497,212)	20,672,609	286,048	-	19,882,229	27,070,487	283,628,193
Core Bond	17,606,400	1,324,279	(226,169)	18,704,510	1,365,127	-	(100,070)	3,171,062	246,899,533
Emerging Markets Equity	7,971,474	2,931,926	(1,680,170)	9,223,230	-	-	3,151,748	20,409,252	105,513,757
Emerging Markets Value	38,218,466	495,938	(7,434,246)	31,280,158	2,192,359	-	(5,408,970)	69,838,065	311,237,577
Equity Income	29,377,976	2,527,867	(3,491,437)	28,414,406	3,266,523	-	31,328,483	(23,146,506)	476,509,584
Fundamental Large Cap Value	31,549,598	514,001	(5,977,287)	26,086,312	-	-	9,616,206	31,309,623	389,468,643
Global Bond	8,706,952	688,502	(412,019)	8,983,435	2,272,700	-	92,857	6,333,901	115,167,636
Global Conservative Absolute Return	4,193,213	848	(1,588,797)	2,605,264	-	-	(1,087,962)	1,038,398	24,281,064
International Growth	1,109,204	4,536,123	(900,156)	4,745,171	-	-	3,387,006	23,729,087	126,221,551
International Growth Opportunities	6,088,852	-	(6,088,852)	-	-	-	15,981,762	(9,505,995)	-
International Growth Stock	11,798,021	455,780	(1,778,716)	10,475,085	1,308,729	-	4,935,741	26,139,378	190,751,307
International Value	22,399,006	236,927	(2,473,895)	20,162,038	42,669	-	4,823,336	33,395,051	285,091,220
International Value Equity	768,037	2,708,432	(130,992)	3,345,477	-	-	45,750	2,880,344	29,440,193
Mid Cap Stock	10,905,137	198,320	(1,586,775)	9,516,682	-	-	13,677,019	15,693,473	163,020,766
Mid Value	14,775,693	2,223,246	(999,132)	15,999,807	686,796	-	2,321,141	(9,001,238)	176,637,865
Multifactor Large Cap ETF	3,839,096	-	(353,921)	3,485,175	731,399	-	877,488	12,702,187	114,338,833
Multifactor Mid Cap ETF	1,948,371	-	(179,054)	1,769,317	225,570	-	422,451	6,133,614	57,113,553
New Income	31,711,348	1,923,912	(424,095)	33,211,165	3,293,465	-	(243,853)	11,403,027	427,759,803
Short Term Government Income	2,676,619	141,998	(9,346)	2,809,271	145,493	-	(6,089)	166,076	34,216,918
Small Cap Growth	7,346,453	-	(936,073)	6,410,380	-	-	(420,198)	11,951,346	62,501,205
Small Cap Opportunities	1,806,238	179,743	(97,034)	1,888,947	265,394	-	1,462,186	(1,392,167)	58,047,355
Small Cap Value	2,800,300	426,264	(92,600)	3,133,964	110,988	-	1,004,431	(5,192,569)	61,989,802
Small Company Growth	2,341,819	187,109	(252,742)	2,276,186	-	-	4,814,654	273,279	63,073,115
Small Company Value	2,748,843	552,320	(195,063)	3,106,100	152,745	-	1,862,975	(6,308,449)	62,463,675
Strategic Equity Allocation	188,356,401	3,220,416	(19,488,976)	172,087,841	12,966,397	-	110,146,939	295,480,974	3,286,877,756
Strategic Growth	17,778,312	283,958	(3,156,017)	14,906,253	-	-	6,033,584	51,589,923	284,113,182
Total Return	14,557,479	877,972	(309,502)	15,125,949	2,715,875	-	(84,815)	6,237,565	206,469,203
					$44,852,005	-	$289,215,853	$636,169,564	$9,740,437,114

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	gain (loss)	(depreciation)	Ending value

Lifestyle Growth PS Series
Bond	67,874,230	1,516,024	-	69,390,254	$6,791,735	-	-	$23,268,450	$947,176,965
Strategic Equity Allocation	129,721,826	2,266,535	(10,875,105)	121,113,256	9,125,774	-	$19,474,107	264,169,950	2,313,263,197
					$15,917,509	-	$19,474,107	$287,438,400	$3,260,440,162

Lifestyle Moderate MVP
Alpha Opportunities	654,132	114,346	-	768,478	$10,839	-	-	($263,166)	$7,438,866
Blue Chip Growth	1,917,916	115,889	(440,937)	1,592,868	57,040	-	$5,945,862	3,497,810	51,991,199
Bond	63,795,751	956,336	(3,024,436)	61,727,651	6,085,836	-	196,092	21,509,698	842,582,442
Capital Appreciation	4,149,748	332,291	(825,240)	3,656,799	50,691	-	2,994,905	5,231,433	50,171,283
Core Bond	8,948,073	488,705	(455,602)	8,981,176	658,051	-	(366,927)	1,913,460	118,551,521
Emerging Markets Equity	1,071,360	14,858	(236,836)	849,382	-	-	383,704	2,346,032	9,716,925
Emerging Markets Value	3,431,244	61,838	(609,149)	2,883,933	202,613	-	844,648	5,145,670	28,695,136
Equity Income	5,366,597	457,737	(821,879)	5,002,455	577,862	-	2,738,917	(1,288,320)	83,891,176
Fundamental All Cap Core	4,789,453	-	(4,789,453)	-	-	-	11,060,950	(6,147,633)	-
Fundamental Large Cap Value	-	5,065,140	(457,203)	4,607,937	-	-	142,363	3,830,466	68,796,506
Global Bond	4,503,714	266,250	(406,172)	4,363,792	1,106,400	-	922,109	2,304,009	55,943,817
Global Conservative Absolute Return	1,523,415	-	(504,550)	1,018,865	-	-	(345,501)	327,860	9,495,821
International Growth	292,602	112,073	(57,885)	346,790	-	-	188,352	1,728,797	9,224,607
International Growth Opportunities	35,054	-	(35,054)	-	-	-	22,485	14,861	-
International Growth Stock	798,753	107,918	(150,425)	756,246	80,451	-	417,427	1,582,536	13,771,234
International Value	3,608,905	426	(1,826,251)	1,783,080	5,834	-	4,650,746	1,344,913	25,212,757
International Value Equity	29,319	429	(29,748)	-	-	-	27,605	3,092	-
Mid Cap Stock	1,502,736	33,382	(276,526)	1,259,592	-	-	1,299,778	2,663,396	21,576,818
Mid Value	1,957,536	242,828	(230,209)	1,970,155	84,716	-	352,409	(1,138,804)	21,750,515
New Income	16,108,001	677,272	(832,068)	15,953,205	1,588,120	-	(307,774)	5,802,819	205,477,284
Short Term Government Income	1,505,737	13,896	(42,432)	1,477,201	76,857	-	(25,386)	116,907	17,992,308
Small Cap Growth	1,356,072	17,568	(270,676)	1,102,964	-	-	(85,043)	2,125,181	10,753,903
Small Cap Value	522,445	93,654	(73,190)	542,909	20,310	-	236,227	(1,002,446)	10,738,734
Small Company Growth	353,246	105,764	(69,238)	389,772	-	-	1,248,706	(444,359)	10,800,578
Small Company Value	506,170	102,166	(77,389)	530,947	26,260	-	355,325	(1,109,301)	10,677,348
Strategic Equity Allocation	27,509,179	468,115	(4,662,436)	23,314,858	1,764,013	-	25,432,460	31,182,998	445,313,791
Strategic Growth	3,183,437	23,647	(566,743)	2,640,341	-	-	815,442	9,359,693	50,324,904
Total Return	7,402,778	322,150	(460,559)	7,264,369	1,312,315	-	(193,927)	3,233,566	99,158,631
					$13,708,208	-	$58,951,954	$93,871,168	$2,280,048,104

Lifestyle Moderate PS Series
Bond	14,414,404	563,984	(868,336)	14,110,052	$1,387,553	-	($15,353)	$4,921,273	$192,602,203
Strategic Equity Allocation	7,560,424	321,296	(1,004,642)	6,877,078	515,082	-	1,337,226	14,977,157	131,352,191
					$1,902,635	-	$1,321,873	$19,898,430	$323,954,394

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2017:

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		9-30-17
Alpha Opportunities Trust	Coupang LLC	11/20/2014	$446,608	143,460	143,460	0.5%		$692,912
Alpha Opportunities Trust	DraftKings, Inc.	12/4/2014	184,380	75,450	124,937*	0.1%		193,652
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895	10,895	0.1%		140,110
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.3%		393,004
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%	**	27,261
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.0%	**	60,879
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.1%		183,267
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.2%		307,465
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095	162,095	0.7%		1,124,939
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.1%		79,662
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.2%		301,426
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	142,224	3.9%		5,896,607
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554	2,554	0.1%		132,323
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.4%		657,676
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.3%		516,753
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.3%		492,502
								$11,200,438

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%		$303,618
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%		182,712
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.0%	**	115,963
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.1%		258,944
								$861,237

Mid Cap Stock Trust	Coupang LLC	11/20/2014	$3,219,745	1,034,250	1,034,250	0.7%		$4,995,428
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	1,372,082	541,740	933,549*	0.2%		1,447,001
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.4%		2,816,949
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.0%	**	197,363
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%		440,716
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%		1,352,835
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%		2,215,294
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090	292,090	0.3%		2,027,105

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		9-30-17
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.1%		591,961
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.3%		2,239,691
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	3.3%		24,233,536
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%		942,838
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%		4,686,007
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%		3,681,878
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.5%		3,528,578
								$55,397,180

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%		$917,335
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%	**	95,691
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%	**	118,839
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.2%		1,144,617
Science & Technology Trust	Flipkart, Ltd.	3/19/2015	55,860	490	490	0.0%	**	43,176
Science & Technology Trust	Flipkart, Ltd., Series A	3/19/2015	19,152	168	168	0.0%	**	14,803
Science & Technology Trust	Flipkart, Ltd., Series C	3/19/2015	33,630	295	295	0.0%	**	25,993
Science & Technology Trust	Flipkart, Ltd., Series E	3/19/2015	62,586	549	549	0.0%	**	48,374
Science & Technology Trust	Flipkart, Ltd., Series G	12/17/2014	377,484	3,152	3,152	0.1%		377,484
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		484,517
								$3,270,829

Small Cap Growth Trust	DraftKings, Inc.	7/13/2015	$1,234,765	190,782	327,094*	0.1%		$506,996
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%		1,529,627
Small Cap Growth Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.3%		1,040,155
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.5%		1,990,280
								$5,067,058

* Preferred shares converted to common shares
** Less than 0.05%

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 17, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 17, 2017